UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust (formerly Nations Funds Trust)
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	March 31, 2006

Date of reporting period:	September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Money
Market Funds

Semiannual report for the period ended
September 30, 2005

Columbia Cash Reserves

Columbia Money Market Reserves

Columbia Treasury Reserves

Columbia Government Reserves

Columbia Municipal Reserves

Columbia Tax-Exempt Reserves

Columbia California
Tax-Exempt Reserves

Columbia New York
Tax-Exempt Reserves

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds.

A description of the policies and procedures that the funds use to determine how to vote proxies and a copy of the funds' voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the funds voted proxies relating to portfolio securities is also available from the funds' website.

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds'
Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of Columbia Funds. This material must be preceded or accompanied by a current Columbia Funds prospectus.

Columbia Management Advisors, Inc. combined with Banc of America Capital Management, LLC on September 30, 2005. At that time, the newly combined advisor underwent a name change to Columbia Management Advisors, LLC and will continue to operate as a SEC registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

On August 22, 2005, BACAP Distributors, LLC and Columbia Funds Distributor, Inc., members NASD, SIPC, merged to form Columbia Management Distributors, Inc. Columbia Funds are distributed by Columbia Management Distributors, Inc., which is a part of Columbia Management and an affiliate of Bank of America Corporation. Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios.

The views expressed in the President's Letter reflect current views. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President's Letter

Dear Shareholder:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan. We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.

Sincerely,

Christopher L. Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the legal and compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004.

Columbia Funds

Disclosure of fund expenses	3

Investment portfolios	19

Statements of assets and liabilities	98

Statements of operations	102

Statements of changes in net assets	104

Schedules of capital stock activity	108

Financial highlights	118

Notes to financial statements	150

Important information about this report	157

Columbia
Cash Reserves

(formerly Nations Cash Reserves)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Capital Class	1,000.00	1,000.00	1,015.39	1,024.07	1.01	1.01	0.20
Trust Class	1,000.00	1,000.00	1,014.89	1,023.56	1.52	1.52	0.30
Liquidity Class	1,000.00	1,000.00	1,014.59	1,023.31	1.77	1.78	0.35
Adviser Class	1,000.00	1,000.00	1,014.09	1,022.81	2.27	2.28	0.45
Investor Class	1,000.00	1,000.00	1,013.59	1,022.31	2.78	2.79	0.55
Market Class	1,000.00	1,000.00	1,013.09	1,021.81	3.28	3.29	0.65
Daily Class	1,000.00	1,000.00	1,012.28	1,021.06	4.04	4.05	0.80
Class A	1,000.00	1,000.00	1,013.09	1,021.81	3.28	3.29	0.65
Class B	1,000.00	1,000.00	1,009.78	1,018.55	6.55	6.58	1.30
Class C	1,000.00	1,000.00	1,009.78	1,018.55	6.55	6.58	1.30
Institutional Class	1,000.00	1,000.00	1,015.19	1,023.87	1.21	1.22	0.24
Marsico Shares	1,000.00	1,000.00	1,013.59	1,022.31	2.78	2.79	0.55

Had the investment advisor, administrator and/or distributor not waived or reimbursed a portion of the expenses, total return would have been reduced.

Columbia
Cash Reserves

Shareholder expense example (continued)

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

Columbia Money
Market Reserves

(formerly Nations Money Market Reserves)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual". Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Capital Class	1,000.00	1,000.00	1,015.39	1,024.07	1.01	1.01	0.20
Trust Class	1,000.00	1,000.00	1,014.89	1,023.56	1.52	1.52	0.30
Liquidity Class	1,000.00	1,000.00	1,014.69	1,023.31	1.77	1.78	0.35
Adviser Class	1,000.00	1,000.00	1,014.19	1,022.81	2.27	2.28	0.45
Investor Class	1,000.00	1,000.00	1,013.59	1,022.31	2.78	2.79	0.55
Daily Class	1,000.00	1,000.00	1,012.38	1,021.06	4.04	4.05	0.80
Service Class	1,000.00	1,000.00	1,011.28	1,020.05	5.04	5.06	1.00
Class B	1,000.00	1,000.00	1,009.88	1,018.55	6.55	6.58	1.30
Class C	1,000.00	1,000.00	1,009.88	1,018.55	6.55	6.58	1.30
Institutional Class	1,000.00	1,000.00	1,015.19	1,023.87	1.21	1.22	0.24

Had the investment advisor, administrator and/or distributor not waived or reimbursed a portion of the expenses, total return would have been reduced.

Columbia Money
Market Reserves

Shareholder expense example (continued)

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

Columbia
Treasury Reserves

(formerly Nations Treasury Reserves)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual". Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Capital Class	1,000.00	1,000.00	1,014.79	1,024.07	1.01	1.01	0.20
Trust Class	1,000.00	1,000.00	1,014.29	1,023.56	1.51	1.52	0.30
Liquidity Class	1,000.00	1,000.00	1,013.99	1,023.31	1.77	1.78	0.35
Adviser Class	1,000.00	1,000.00	1,013.49	1,022.81	2.27	2.28	0.45
Investor Class	1,000.00	1,000.00	1,012.99	1,022.31	2.78	2.79	0.55
Daily Class	1,000.00	1,000.00	1,011.78	1,021.06	4.03	4.05	0.80
Class A	1,000.00	1,000.00	1,012.48	1,021.81	3.28	3.29	0.65
Class B	1,000.00	1,000.00	1,009.23	1,018.55	6.55	6.58	1.30
Institutional Class	1,000.00	1,000.00	1,014.59	1,023.87	1.21	1.22	0.24

Had the investment advisor, administrator and/or distributor not waived or reimbursed a portion of the expenses, total return would have been reduced.

Columbia
Treasury Reserves

Shareholder expense example (continued)

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

Columbia
Government Reserves

(formerly Nations Government Reserves)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual". Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Capital Class	1,000.00	1,000.00	1,014.89	1,024.07	1.01	1.01	0.20
Trust Class	1,000.00	1,000.00	1,014.39	1,023.56	1.51	1.52	0.30
Liquidity Class	1,000.00	1,000.00	1,014.19	1,023.31	1.77	1.78	0.35
Adviser Class	1,000.00	1,000.00	1,013.59	1,022.81	2.27	2.28	0.45
Investor Class	1,000.00	1,000.00	1,013.09	1,022.31	2.78	2.79	0.55
Daily Class	1,000.00	1,000.00	1,011.88	1,021.06	4.03	4.05	0.80
Class A	1,000.00	1,000.00	1,012.58	1,021.81	3.28	3.29	0.65
Class B	1,000.00	1,000.00	1,009.28	1,018.55	6.55	6.58	1.30
Institutional Class	1,000.00	1,000.00	1,014.69	1,023.87	1.21	1.22	0.24

Had the investment advisor, administrator and/or distributor not waived or reimbursed a portion of the expenses, total return would have been reduced.

Columbia
Government Reserves

Shareholder expense example (continued)

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

Columbia
Municipal Reserves

(formerly Nations Municipal Reserves)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Capital Class	1,000.00	1,000.00	1,011.38	1,024.07	1.01	1.01	0.20
Trust Class	1,000.00	1,000.00	1,010.88	1,023.56	1.51	1.52	0.30
Liquidity Class	1,000.00	1,000.00	1,010.68	1,023.31	1.76	1.78	0.35
Adviser Class	1,000.00	1,000.00	1,010.18	1,022.81	2.27	2.28	0.45
Investor Class	1,000.00	1,000.00	1,009.68	1,022.31	2.77	2.79	0.55
Daily Class	1,000.00	1,000.00	1,008.42	1,021.06	4.03	4.05	0.80
Class B	1,000.00	1,000.00	1,005.92	1,018.55	6.54	6.58	1.30
Institutional Class	1,000.00	1,000.00	1,011.18	1,023.87	1.21	1.22	0.24

Had the investment advisor, administrator and/or distributor not waived or reimbursed a portion of the expenses, total return would have been reduced.

Columbia
Municipal Reserves

Shareholder expense example (continued)

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

Columbia
Tax-Exempt Reserves

(formerly Nations Tax-Exempt Reserves)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Capital Class	1,000.00	1,000.00	1,011.18	1,024.07	1.01	1.01	0.20
Trust Class	1,000.00	1,000.00	1,010.68	1,023.56	1.51	1.52	0.30
Liquidity Class	1,000.00	1,000.00	1,010.38	1,023.31	1.76	1.78	0.35
Adviser Class	1,000.00	1,000.00	1,009.88	1,022.81	2.27	2.28	0.45
Investor Class	1,000.00	1,000.00	1,009.38	1,022.31	2.77	2.79	0.55
Daily Class	1,000.00	1,000.00	1,008.22	1,021.06	4.03	4.05	0.80
Class A	1,000.00	1,000.00	1,008.92	1,021.81	3.27	3.29	0.65
Institutional Class	1,000.00	1,000.00	1,010.98	1,023.87	1.21	1.22	0.24

Had the investment advisor, administrator and/or distributor not waived or reimbursed a portion of the expenses, total return would have been reduced.

Columbia
Tax-Exempt Reserves

Shareholder expense example (continued)

Expenses paid during the period are equal to the annualized expense for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

Columbia California
Tax-Exempt Reserves

(formerly Nations California Tax-Exempt Reserves)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Capital Class	1,000.00	1,000.00	1,011.18	1,024.07	1.01	1.01	0.20
Trust Class	1,000.00	1,000.00	1,010.68	1,023.56	1.51	1.52	0.30
Liquidity Class	1,000.00	1,000.00	1,010.38	1,023.31	1.76	1.78	0.35
Adviser Class	1,000.00	1,000.00	1,009.88	1,022.81	2.27	2.28	0.45
Investor Class	1,000.00	1,000.00	1,009.38	1,022.31	2.77	2.79	0.55
Daily Class	1,000.00	1,000.00	1,008.22	1,021.06	4.03	4.05	0.80
Class B	1,000.00	1,000.00	1,005.62	1,018.55	6.54	6.58	1.30
Institutional Class	1,000.00	1,000.00	1,010.98	1,023.87	1.21	1.22	0.24

Had the investment advisor, administrator and/or distributor not waived or reimbursed a portion of the expenses, total return would have been reduced.

Columbia California
Tax-Exempt Reserves

Shareholder expense example (continued)

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

Columbia New York
Tax-Exempt Reserves

(formerly Nations New York Tax-Exempt Reserves)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Capital Class	1,000.00	1,000.00	1,011.18	1,024.07	1.01	1.01	0.20
Trust Class	1,000.00	1,000.00	1,010.68	1,023.56	1.51	1.52	0.30
Adviser Class	1,000.00	1,000.00	1,009.28	1,022.81	2.27	2.28	0.45
Market Class	1,000.00	1,000.00	1,008.92	1,021.81	3.27	3.29	0.65
Institutional Class	1,000.00	1,000.00	1,010.98	1,023.87	1.21	1.22	0.24
Had the investment advisor and/or administrator not waived or reimbursed a portion of the expenses, total return would have been reduced.

Columbia New York
Tax-Exempt Reserves

Shareholder expense example (continued)

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

Columbia Cash Reserves

Investment Portfolio  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Corporate fixed-income bonds & notes - 26.8%
	Consumer non-cyclical - 0.0%
	Commercial services - 0.0%
8,500,000	Kindercare Learning Centers 4.250% 05/01/09(a)(b)	8,500,000
2,000,000	Barnes & Thornburg LLP 3.840% 07/01/08(a)(b)	2,000,000
		10,500,000
	Financials - 26.8%
	Banks - 2.5%
100,500,000	American Express Bank FSB 3.749% 04/18/06(a)	100,500,000
94,500,000	American Express Centurion Bank 3.749% 04/18/06(a)	94,500,000
125,000,000	Bank of New York Co. 3.870% 06/27/06(a)(b)	125,000,000
415,000,000	Canadian Imperial Bank of Commerce 2.955% 12/30/05	415,000,000
100,000,000	Columbus Bank & Trust 3.744% 03/09/06(a)	100,000,000
	Credit Suisse First Boston
50,000,000	3.730% 11/04/05(a)	50,001,899
75,000,000	4.030% 12/29/05(a)	75,001,851
75,000,000	National City Bank 3.905% 10/31/05(a)	74,999,677
299,250,000	Toronto Dominion Bank 2.660% 11/09/05	299,243,605
		1,334,247,032
	Diversified financial services - 23.8%
1,515,000	2320 Properties LLC 3.840% 11/01/22(a)(b)	1,515,000
2,600,000	2440 LLC 3.840% 05/01/24(a)(b)	2,600,000
330,000	4-L Co. of Carmel 3.890% 11/01/13(a)	330,000
9,200,000	A & M Hospital Convention Center 3.910% 01/01/25(a)	9,200,000
3,235,000	Acme Paper & Supply Co. 3.960% 09/15/20(a)(b)	3,235,000
	American Express Credit Corp.
300,000,000	3.760% 04/05/06(a)	300,000,000
82,000,000	3.846% 03/20/06(a)(b)	82,020,587
4,980,000	Anomatic Corp. 3.840% 07/01/10(a)	4,980,000
6,000,000	Aquarium Parking Deck 3.800% 04/01/20(a)	6,000,000
8,025,000	Arogas, Inc. 3.940% 12/01/10(a)(b)	8,025,000
3,815,000	Atlanta Bread Co. International, Inc. 3.910% 09/01/23(a)	3,815,000

Par ($)		Value ($)
	Diversified financial services - (continued)
170,000,000	Atlas Capital Funding Corp. 3.810% 09/25/06(a)(b)	170,000,000
1,750,000	Avatar Corp. 3.840% 05/01/39(a)(b)	1,750,000
4,265,000	Barry-Wehmiller Group, Inc. 3.840% 05/01/18(a)	4,265,000
16,315,000	Benjamin Rose Institute 3.850% 12/01/28(a)	16,315,000
4,605,000	Berkeley Realty Co. LLC 3.940% 03/01/22(a)	4,605,000
4,295,000	Berks Medical Realty LP 3.890% 03/01/26(a)(b)	4,295,000
8,000,000	Best One Tire & Services LLC 3.840% 02/01/18(a)	8,000,000
	Beta Finance, Inc.
207,000,000	2.485% 11/07/05(b)	206,994,783
195,000,000	3.780% 01/24/06(a)(b)	194,987,712
13,600,000	BF Ft. Myers, Inc. 3.840% 11/01/17(a)	13,600,000
4,000,000	Bluegrass Wireless LLC 3.840% 02/01/12(a)	4,000,000
795,000	Bracalente Manufacturing Co. 3.990% 06/01/08(a)	795,000
8,000,000	Brch Corp. 3.850% 12/01/28(a)	8,000,000
5,455,000	Brewster Dairy, Inc. 3.900% 04/03/23(a)	5,455,000
1,450,000	Brookville Enterprise, Inc. 3.840% 10/01/25(a)	1,450,000
4,605,000	Brookwood Baptist Church 3.940% 12/01/23(a)	4,605,000
9,500,000	Brosis Finance LLC 3.840% 09/01/19(a)	9,500,000
2,015,000	Butler County Surgical Properties LLC 3.840% 03/01/23(a)	2,015,000
	CC USA, Inc.
204,000,000	2.485% 11/04/05(b)	203,995,249
65,000,000	3.739% 01/17/06(a)(b)	64,996,143
261,000,000	3.780% 01/25/06(a)(b)	260,983,410
5,000,000	CCO LLC 3.840% 09/01/24(a)	5,000,000
5,000,000	Central Concrete Supermix, Inc. 3.800% 05/01/21(a)	5,000,000
12,880,000	Central Ohio Medical Textiles 3.850% 03/01/23(a)	12,880,000
6,800,000	Chatham Capital Corp. 3.790% 11/01/28(a)	6,800,000
100,000,000	Cheyne Finance LLC 3.800% 08/25/06(a)(b)	99,990,744
7,071,000	Clinic Building LLC 3.900% 02/01/23(a)	7,071,000
1,510,000	Cole Investments LLC 3.840% 07/01/19(a)	1,510,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Diversified financial services - (continued)
2,120,000	Colortech, Inc. 3.890% 07/01/22(a)	2,120,000
1,405,000	Commodore Medical Services LP 3.840% 08/01/23(a)	1,405,000
12,450,000	Conestoga Wood Specialities Corp. 3.870% 03/01/14(a)(b)	12,450,000
5,580,000	Cornell Iron Works, Inc. 3.890% 04/01/19(a)	5,580,000
300,000,000	Corsair Trust 4.120% 06/30/06(a)(c)	300,000,000
4,365,000	Crestmont Realty Corp. 3.840% 11/01/22(a)	4,365,000
4,830,000	Crosspoint Community Church 3.940% 09/01/23(a)	4,830,000
150,000,000	Cullinan Finance Corp. 3.800% 09/25/06(a)(b)	150,000,000
2,700,000	Cumberland College 3.840% 10/01/23(a)	2,700,000
1,695,000	DAPSCO, Inc. 3.840% 02/01/15(a)(b)	1,695,000
4,600,000	Dauphine Orleans Hotel Corp. 3.940% 12/01/20(a)	4,600,000
2,880,000	Defiance Metal Co. 3.930% 09/09/09(a)	2,880,000
730,000	Derby Fabricating LLC 3.840% 06/01/24(a)	730,000
7,920,000	DJD Investments LLC 3.940% 04/01/24(a)	7,920,000
3,050,000	Don's Launderers-Cleaners, Inc. 3.840% 05/01/24(a)(b)	3,050,000
170,000,000	Dorada Finance, Inc. 3.780% 01/25/06(a)(b)	169,989,194
18,180,000	Driftwood Landing Corp. 3.900% 01/15/22(a)	18,180,000
7,605,000	Eastridge Christian Assement 3.860% 08/01/29(a)	7,605,000
3,000,000	Eau Claire Cooperative Health Centers, Inc. 3.960% 12/01/19(a)	3,000,000
5,798,000	Edgewater Partner LP 3.940% 05/01/29(a)	5,798,000
4,460,000	Elder Land Development of Tampa Bay 3.840% 09/01/23(a)	4,460,000
2,510,000	Evandale Surgical Properties LLC 3.840% 10/01/23(a)	2,510,000
2,390,000	Evangelical Community Church of Bloomington Indiana, Inc. 3.840% 07/01/23(a)	2,390,000

Par ($)		Value ($)
	Diversified financial services - (continued)
3,200,000	Exal Corp. 3.840% 03/01/09(a)	3,200,000
1,000,000	Executive Management Decisions, Inc. 3.840% 10/01/44(a)	1,000,000
2,000,000	Fannin and Fannin LLC 3.840% 12/01/24(a)	2,000,000
2,980,000	FE LLC 3.790% 04/01/28(a)	2,980,000
2,712,000	First United Pentecostal Church of West Monroe 3.940% 03/01/23(a)	2,712,000
3,320,000	Florida Orthopaedic Institute Surgery Center LLC 3.940% 01/01/26(a)(b)	3,320,000
4,355,000	Food Supply, Inc. 3.800% 05/01/24(a)	4,355,000
2,780,000	Fornell Associates LLC 3.840% 07/01/23(a)	2,780,000
4,775,000	Galday Inn, Inc. 3.940% 12/01/20(a)(b)	4,775,000
4,000,000	Global Properties Holdings, Inc. 3.770% 05/01/25(a)	4,000,000
	Goldman Sachs Group, Inc.
219,500,000	3.788% 05/15/06(a)(b)	219,515,859
80,000,000	3.800% 04/20/06(a)	80,088,250
510,000,000	3.800% 09/13/07(c)	510,000,000
430,000,000	3.872% 04/21/06(c)	430,000,000
4,845,000	Green Street Surgery Center LLC 3.850% 03/01/23(a)	4,845,000
3,680,000	Greenbrier Partners LLC 3.910% 08/01/19(a)(b)	3,680,000
3,030,000	Han Sung Industries LLC 3.940% 06/01/21(a)(b)	3,030,000
	Harrier Finance Funding LLC
100,000,000	3.728% 06/15/06(a)(b)	99,998,164
115,000,000	3.759% 01/17/06(a)(b)	114,998,294
4,250,000	Herman & Kittle Capital LLC 3.890% 02/01/37(a)	4,250,000
7,395,000	Hospital Laundry Services, Inc. 3.880% 08/01/23(a)(b)	7,395,000
2,595,000	Ice Land USA, Ltd. 3.840% 08/01/22(a)	2,595,000
3,120,000	Jackson Tube Service, Inc. 3.940% 12/01/15(a)(b)	3,120,000
6,700,000	James A. Marin & Donna F. Martin 3.890% 07/01/20(a)	6,700,000
2,285,000	JMB Realty Corp. 3.840% 05/01/22(a)(b)	2,285,000
3,150,000	Joe Holland Chevrolet, Inc. 3.840% 07/01/24(a)	3,150,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Diversified financial services - (continued)
2,000,000	Johnson Bible College 3.940% 09/01/18(a)	2,000,000
5,010,000	Johnson Research & Development Co., Inc. 3.940% 09/01/16(a)(b)	5,010,000
135,000	JX Enterprises Group 3.890% 07/01/14(a)(b)	135,000
	K2 (USA) LLC
125,000,000	3.630% 02/07/06(a)(b)	124,991,164
100,000,000	3.643% 02/01/06(a)(b)	99,993,260
118,000,000	3.653% 02/08/06(a)(b)	117,991,595
150,000,000	3.718% 06/15/06(a)(b)	149,983,906
100,000,000	3.758% 02/15/06(a)(b)	100,006,574
130,000,000	3.780% 01/24/06(a)(b)	129,991,808
200,000,000	3.785% 10/25/05(a)(b)	199,996,712
80,000,000	3.785% 08/25/06(a)(b)	79,992,811
90,000,000	3.785% 09/25/06(a)(b)	89,986,089
250,000,000	3.796% 06/22/06(a)(b)	250,022,422
5,760,000	Keyes Co. 3.800% 06/01/18(a)	5,760,000
2,770,000	L & H Holdings LLC 4.060% 12/01/24(a)	2,770,000
11,880,000	L.E. Pope Building Co. 3.890% 11/01/13(a)(b)	11,880,000
3,560,000	Laird Brothers LLC 3.840% 02/01/28(a)	3,560,000
4,595,000	Lee Family Partnership LLC 3.840% 06/01/34(a)	4,595,000
	Liberty Lighthouse Co. LLC
99,000,000	3.440% 03/01/06(b)	99,000,000
50,000,000	3.626% 01/27/06(a)(b)	49,992,219
100,000,000	3.640% 04/05/06(a)(b)	99,994,904
50,000,000	3.658% 02/01/06(a)(b)	49,999,158
100,000,000	3.665% 02/02/06(a)(b)	99,996,603
25,000,000	3.715% 02/14/06(a)(b)	24,999,534
100,000,000	3.733% 03/15/06(a)(b)	99,997,740
50,000,000	3.749% 04/18/06(a)(b)	49,994,548
100,000,000	3.784% 03/22/06(a)(b)	99,997,644
50,000,000	3.798% 04/28/06(a)(b)	49,997,129
12,080,000	Lincoln Park Associates LP 3.970% 11/01/22(a)	12,080,000
	Links Finance LLC
40,000,000	3.589% 04/13/06(a)(b)	40,005,269
200,000,000	3.643% 02/01/06(a)(b)	199,986,521
100,000,000	3.648% 09/01/06(a)(b)	99,990,822
100,000,000	3.774% 08/22/06(a)(b)	99,991,096
250,000,000	3.785% 08/25/06(a)(b)	249,977,534
7,795,000	Loft Quest LLC 3.880% 06/01/27(a)(b)	7,795,000
2,995,000	Long Term Capital LLC 3.960% 05/01/18(a)	2,995,000
100,700,000	LP Pinewood SPV LLC 3.840% 02/01/18(a)	100,700,000
1,980,000	M & P Richfield LLC 3.900% 10/01/28(a)	1,980,000

Par ($)		Value ($)
	Diversified financial services - (continued)
170,000	Macatawa Capital Partners LLC 4.010% 04/01/29(a)	170,000
5,075,000	Manor Homes Holdings LLC 3.840% 06/01/23(a)	5,075,000
3,000,000	Marital Trust 3.940% 12/01/09(a)	3,000,000
7,740,000	Marsh Enterprise LLC 3.790% 01/01/28(a)	7,740,000
2,565,000	Maryland Industrial Development Financing Authority 3.910% 08/01/18(a)(b)	2,565,000
1,500,000	Max Daetwyler Corp. 4.010% 07/01/13(a)(b)	1,500,000
	Merrill Lynch & Co., Inc.
625,000,000	3.748% 10/13/06(a)	625,000,000
245,255,000	3.934% 06/16/06(a)	245,425,585
6,755,000	Meyer Cookware Industries, Inc. 3.840% 05/01/27(a)	6,755,000
5,856,000	Michael J. Barry 3.940% 11/01/24(a)	5,856,000
2,250,000	Midtown Church of Christ 4.040% 11/01/22(a)	2,250,000
	Morgan Stanley
677,200,000	3.670% 10/03/06(a)	677,235,081
499,000,000	3.710% 10/04/06(a)	499,155,532
168,200,000	3.870% 10/27/06(a)	168,273,674
2,715,000	Multimetco, Inc. 3.940% 09/01/18(a)	2,715,000
2,115,000	Neighborhood Properties, Inc. 3.840% 09/01/23(a)	2,115,000
6,026,294	Ness Family Partners LP 3.900% 09/01/34(a)	6,026,294
3,700,000	New Lexington Clinic PSC 3.840% 05/01/18(a)	3,700,000
11,915,000	Nick and Nat Properties LLC 3.840% 05/01/25(a)	11,915,000
3,395,000	Nosam LLC 3.840% 04/01/24(a)(b)	3,395,000
7,275,000	Okolona Christian Church Project 3.900% 11/01/22(a)	7,275,000
13,500,000	Park State Properties I LLC 3.790% 11/01/34(a)	13,500,000
4,440,000	Pearlstine Distributors, Inc. 3.890% 03/01/23(a)	4,440,000
3,080,000	Persimmon Ridge Golf Course 3.840% 04/01/14(a)	3,080,000
2,075,000	Pettitti Enterprise, Inc. 3.840% 08/01/23(a)	2,075,000
2,480,000	Pike Street Properties LLC 3.840% 12/01/23(a)	2,480,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Diversified financial services - (continued)
4,000,000	Pilot Drive Properties LLC 3.890% 02/01/35(a)	4,000,000
3,000,000	Pineview Estates LC 3.790% 01/01/23(a)(b)	3,000,000
2,275,000	Pomeroy Investments LLC 3.840% 06/01/22(a)(b)	2,275,000
	Premier Asset Collateralized Entity LLC
50,000,000	3.649% 09/06/06(a)(b)	49,995,330
50,000,000	3.653% 09/01/06(a)(b)	49,995,411
60,000,000	3.728% 01/17/06(a)(b)	60,000,000
13,000,000	3.733% 02/15/06(a)(b)	12,999,280
4,000,000	Prevea Clinic, Inc. 3.790% 12/01/34(a)	4,000,000
4,948,000	PRL Corp. 3.890% 07/01/21(a)	4,948,000
184,000,000	Racers 3.861% 08/21/06(a)(c)	184,000,000
1,555,000	RDR Investment Co. LLC 4.010% 11/01/19(a)	1,555,000
1,085,000	Red Lion Evangelical Association, Inc. 4.010% 01/01/25(a)	1,085,000
29,920,000	RH Sheppard Co., Inc. 3.840% 06/01/11(a)(b)	29,920,000
9,065,000	Robb & Stucky, Ltd. 3.890% 09/04/18(a)(b)	9,065,000
3,000,000	Rogers, Inc. 3.840% 10/01/39(a)	3,000,000
5,700,000	Royce G. Pulliam M&A LLC 3.840% 08/01/23(a)	5,700,000
5,880,000	RT Anderson LLC 3.890% 01/01/29(a)	5,880,000
10,250,000	S&S Firestone, Inc. 3.890% 12/01/33(a)	10,250,000
4,200,000	Sahtooma LLC 3.910% 04/01/15(a)(b)	4,200,000
6,800,000	Schlitz Park Associates II LP 3.930% 12/01/21(a)	6,800,000
2,900,000	Schulte Corp. 3.840% 09/01/24(a)	2,900,000
2,800,000	Securty Self-Storage, Inc. 3.840% 05/01/35(a)	2,800,000
5,190,000	Servaas, Inc. 3.840% 03/01/13(a)	5,190,000
9,115,000	Shephard Family Trust 3.910% 05/01/24(a)	9,115,000
	Sigma Finance, Inc.
250,000,000	3.490% 10/11/05(a)(b)	249,997,962
100,000,000	3.723% 08/14/06(a)(b)	99,991,291
173,000,000	3.728% 05/18/06(a)(b)	172,989,146
250,000,000	3.728% 08/17/06(a)(b)	249,983,670
450,000,000	3.730% 11/14/05(a)(b)	449,983,815
50,000,000	3.756% 05/23/06(a)(b)	49,996,795

Par ($)		Value ($)
	Diversified financial services - (continued)
200,000,000	3.775% 01/27/06(a)(b)	199,980,656
200,000,000	4.030% 08/11/06(b)	200,000,000
2,750,000	SJD Service Co. 3.840% 10/01/23(a)	2,750,000
100,000,000	SLM Corp. 3.743% 06/30/06(a)(b)	99,988,081
11,500,000	Smith of Georgia LLC 3.840% 12/01/24(a)	11,500,000
66,736,000	SMM Trust 3.550% 01/10/06(a)(b)	66,736,000
7,196,000	South Bend Mac LP 3.840% 12/01/27(a)	7,196,000
4,245,000	South Georgia Motor Sports Park LLC 3.910% 06/01/24(a)	4,245,000
20,000,000	St. George Wellness Center 3.800% 09/01/40(a)	20,000,000
	Stanfield Victoria Funding LLC
100,000,000	3.688% 03/10/06(a)(b)	99,995,616
100,000,000	3.780% 03/27/06(a)(b)	99,990,475
100,000,000	3.780% 04/21/06(a)(b)	99,988,589
2,700,000	Stephens & Stephens XII LLC 3.900% 01/01/35(a)	2,700,000
17,005,000	Suncoast Beverage Sales LP 3.870% 06/01/16(a)(b)	17,005,000
5,500,000	Supreme Beverage Co. 3.940% 04/01/19(a)	5,500,000
9,435,000	Tack Capital Co. 3.840% 06/01/31(a)	9,435,000
640,000	Talons Lake LLC 3.910% 06/01/29(a)	640,000
	Tango Finance Corp.
50,000,000	3.519% 08/08/06(a)(b)	49,995,740
75,000,000	3.728% 01/17/06(a)(b)	74,997,775
50,000,000	3.772% 01/20/06(a)(b)	49,998,475
66,000,000	3.784% 03/22/06(a)(b)	65,998,445
2,095,000	Temple Beth AHM 3.990% 12/01/21(a)	2,095,000
4,200,000	Texas Disposal Systems 3.860% 05/01/12(a)	4,200,000
4,985,000	Tim-Bar Corp. 3.910% 08/01/07(a)	4,985,000
2,310,000	Tireless Corp. 3.840% 04/01/19(a)(b)	2,310,000
7,647,000	Turf Valley, Inc. 3.890% 08/01/14(a)(b)	7,647,000
6,600,000	United Steel Deck, Inc. 3.860% 10/01/14(a)(b)	6,600,000
15,445,000	Valleydale Baptist Church 3.940% 12/01/23(a)	15,445,000
3,825,000	Venezia Enterprises LP 3.890% 06/01/21(a)(b)	3,825,000
10,000,000	Wellstone Mills LLC 3.840% 12/15/24(a)(b)	10,000,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Diversified financial services - (continued)
3,400,000	West Coast Pack LLC 3.900% 07/01/35(a)	3,400,000
6,930,000	West Ridge Enterprises 3.910% 12/01/13(a)(b)	6,930,000
	White Pine Finance LLC
50,000,000	3.640% 02/06/06(a)(b)	49,998,333
50,000,000	3.688% 03/13/06(a)(b)	49,995,530
150,000,000	3.718% 08/15/06(a)(b)	149,973,863
50,000,000	3.728% 12/15/05(a)(b)	49,998,981
28,000,000	3.728% 02/15/06(a)(b)	27,997,909
100,000,000	3.728% 02/15/06(a)(b)	99,994,142
50,000,000	3.756% 04/20/06(a)(b)	49,997,383
45,000,000	3.790% 02/27/06(a)(b)	44,996,141
85,000,000	3.790% 04/25/06(a)(b)	84,996,217
2,925,000	Wilson Real Estate II 3.900% 10/01/30(a)	2,925,000
2,000,000	Word of Deliverance Ministries for The World 3.840% 12/01/24(a)	2,000,000
	Young Mens Christian Association of Dayton
1,342,000	3.950% 05/03/10(a)	1,342,000
1,740,000	3.950% 01/01/20(a)	1,740,000
2,100,000	Zang Skidmore, Inc. 3.840% 09/01/23(a)	2,100,000
		12,846,212,668
	Insurance - 0.5%
300,000,000	Jackson National Life Global Funding 3.830% 07/19/06(a)(b)	300,000,000
	Technology - 0.0%
	Computers - 0.0%
4,095,000	Imaging Business Machines PLC 3.940% 07/01/24(a)	4,095,000
	Total corporate fixed-income bonds & notes (Cost of $14,495,054,700)	14,495,054,700
	Certificates of deposit - 24.6%
700,000,000	Banque National De Paris 3.250% 11/25/05	700,000,000
	Barclays Bank PLC
400,000,000	3.350% 10/14/05	400,000,000
250,000,000	4.060% 07/25/06	250,000,000
	Calyon
165,000,000	3.105% 11/14/05	165,000,985
500,000,000	3.270% 11/30/05	500,000,000

Par ($)		Value ($)
	Certificates of deposit - (continued)
395,000,000	Canadian Imperial Commercial Bank 2.800% 12/16/05	395,000,000
1,200,000,000	Citibank N.A. 3.880% 10/03/05(d)	1,200,000,000
50,000,000	Columbus Bank & Trust 3.880% 12/23/05(a)	50,000,000
194,600,000	Concord Minutemen Capital Co. 3.739% 03/20/06	194,580,696
492,000,000	Deutsche Bank 4.105% 08/25/06	492,021,451
100,000,000	Deutsche Bank New York 4.010% 02/28/06	100,000,000
	HOBS Treasury Services PLC
500,000,000	2.900% 12/23/05	500,000,000
200,000,000	2.950% 12/30/05	200,000,000
420,000,000	3.290% 03/15/06	420,000,000
175,000,000	3.370% 03/20/06	175,000,000
	Landesbank Hessen
885,000,000	3.250% 02/17/06	885,000,000
450,000,000	3.300% 03/10/06	450,000,000
250,000,000	3.373% 03/20/06	250,002,846
250,000,000	Natexis Banq Populair 4.105% 07/31/06	249,989,680
500,000,000	Natexis Banq Populair New York 4.000% 02/28/06	500,000,000
694,110,000	National City Bank 3.875% 10/03/05(a)	694,110,000
200,000,000	Royal Bank of Scotland 3.781% 08/30/06(a)	199,963,653
100,000,000	Saturn Ventures II, Inc. 3.749% 11/07/05	100,000,000
	Societe Generale
250,000,000	3.100% 11/14/05	250,000,000
500,000,000	4.200% 09/01/06	500,000,000
575,000,000	4.250% 09/06/06	575,000,000
800,000,000	Svenska Handelsbanken New York 3.736% 09/20/06(a)	799,845,908
	Unicredito Italiano London
400,000,000	3.445% 11/14/05	400,000,000
835,000,000	4.005% 02/22/06	835,016,366
	Unicredito Italiano New York
380,000,000	3.820% 08/30/06(a)	380,000,000
80,000,000	3.940% 03/28/06(a)	79,972,121
405,000,000	4.014% 10/03/06(a)	404,939,797
	Total certificates of deposit (Cost of $13,295,443,503)	13,295,443,503

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Commercial paper - 24.0%
	Amstel Funding Corp.
629,943,000	3.950% 12/29/05(b)(d)	623,775,858
321,615,000	3.950% 02/15/06(b)(d)	316,817,219
135,024,000	3.970% 02/24/06(b)(d)	132,869,204
184,335,000	3.990% 02/27/06(b)(d)	181,321,379
134,350,000	4.140% 03/29/06(b)(d)	131,624,486
	Atlantis One Funding
108,915,000	3.510% 12/21/05(b)(d)	108,049,943
80,000,000	3.950% 02/17/06(b)(d)	78,789,156
183,421,000	3.980% 03/01/06(b)(d)	180,389,764
154,567,000	4.020% 03/22/06(b)(d)	151,635,207
	Bavaria TRR Corp.
530,938,000	2.600% 10/03/05(b)(d)	530,822,844
467,000,000	3.650% 01/06/06(b)	466,987,537
400,000,000	3.660% 03/06/06(b)	399,982,832
173,000,000	Bavaria Universal Funding Corp. 3.742% 02/16/06(b)	172,992,384
95,500,000	Beta Finance, Inc. 3.990% 02/21/06(d)	94,001,578
	Brahms Funding Corp.
150,113,000	2.870% 10/04/05(b)(d)	150,065,214
110,455,000	3.650% 10/24/05(b)(d)	110,186,840
1,000,000	Cancara Asset Securitization, Ltd. 3.830% 12/13/05(b)(d)	992,193
	CC USA, Inc.
45,000,000	3.980% 03/22/06(d)	44,155,050
42,000,000	4.020% 03/23/06(d)	41,198,722
	Cheyne Finance LLC
1,605,000	3.450% 10/12/05(d)	1,603,156
100,000,000	3.748% 07/17/06	100,000,000
100,000,000	3.810% 06/26/06	100,000,000
100,000,000	3.810% 07/25/06(d)	100,000,000
200,000,000	Citibank Credit Master Trust 3.970% 01/05/06(b)(d)	197,882,667
	Concord Minutemen Capital Co.
101,722,000	3.190% 10/25/05(d)	101,496,855
148,500,000	3.650% 10/21/05(d)	148,184,850
152,824,000	3.950% 02/14/06(d)	150,560,846
	Crown Point Capital Co.
101,787,000	3.260% 11/09/05(d)	101,419,803
362,985,000	3.290% 11/08/05(d)	361,711,323
500,000	3.430% 10/18/05(d)	499,143
150,000,000	3.700% 06/15/06	149,978,295
61,268,000	3.950% 02/22/06(d)	60,307,318
77,213,000	3.980% 01/04/06(d)	76,402,049
	Curzon Funding LLC
100,000,000	3.490% 12/13/05(d)	99,288,250
100,000,000	3.490% 12/14/05(d)	99,278,500
150,000,000	4.020% 03/21/06(d)	147,171,375
280,000,000	Descartes Funding Trust 3.768% 11/15/05	280,000,000
203,000,000	Discover Card Master Trust 3.590% 10/19/05(b)(d)	202,616,330

Par ($)		Value ($)
	Commercial paper - (continued)
200,000,000	Dresdner US Finance, Inc. 3.940% 02/10/06(d)	197,129,000
395,000	Edison Asset Securitization LLC 3.500% 10/14/05(b)(d)	394,464
200,000,000	Eurohypo AG 3.832% 08/16/06(c)	200,000,000
100,000,000	FCAR Owner Trust I 3.000% 11/08/05(d)	99,675,944
75,000,000	Gemini Securitization LLC 3.860% 12/22/05(b)(d)	74,338,875
100,000,000	General Electric Capital Assurance Co. 3.890% 05/16/06(c)	100,000,000
50,000,000	General Electric Capital Corp. 2.960% 11/08/05(d)	49,840,083
163,444,000	Georgetown Funding Co. 3.590% 10/19/05(b)(d)	163,135,091
	Giro Balanced Funding Corp.
170,000,000	3.950% 02/10/06(b)(d)	167,556,533
62,201,000	4.040% 03/23/06(b)(d)	61,008,348
10,000,000	Giro Funding US Corp. 3.870% 12/22/05(b)(d)	9,911,622
	Grampian Funding LLC
468,771,000	2.270% 10/03/05(b)(d)	468,682,194
482,000,000	3.680% 01/06/06(b)(d)	477,220,702
434,000,000	3.920% 02/07/06(b)(d)	427,934,850
94,500,000	3.940% 02/17/06(b)(d)	93,073,339
310,000,000	4.020% 03/22/06(b)(d)	304,119,989
	Greyhawk Funding LLC
1,500,000	3.610% 11/14/05(b)(d)	1,493,253
60,000,000	3.950% 02/13/06(b)(d)	59,118,000
90,000,000	Harrier Finance Funding US LLC 3.940% 12/28/05(d)	89,131,000
1,750,000	Klio II Funding Corp. 3.690% 10/27/05(d)	1,745,172
61,000,000	Lake Constance Funding LLC 3.850% 12/15/05(b)(d)	60,508,187
	Lexington Parker Capital
25,000,000	2.880% 10/06/05(b)(d)	24,987,986
250,000,000	3.643% 03/01/06(b)	249,979,123
149,000,000	3.654% 01/09/06(b)	148,991,197
375,000,000	3.678% 03/09/06(b)	374,966,564
300,000,000	3.678% 04/10/06(b)	299,968,549
102,225,000	3.700% 01/19/06(b)(d)	101,072,658
59,000,000	3.746% 01/20/06(b)	58,998,212
200,000,000	3.762% 02/21/06(b)	199,981,999
94,056,000	3.940% 02/16/06(b)(d)	92,646,257
137,667,000	3.950% 02/14/06(b)(d)	135,628,305
102,042,000	3.980% 03/20/06(b)(d)	100,148,270
100,000,000	Mane Funding Corp. 3.850% 12/15/05(b)(d)	99,193,750
380,000,000	Morgan Stanley 3.920% 05/16/06	380,000,000
34,135,000	Municipal CPIB 3.820% 10/03/05	34,135,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Commercial paper - (continued)
69,796,000	Municipal Electricity Authority of Georgia 3.820% 10/03/05	69,796,000
65,000,000	Ormond Quay Funding LLC 3.720% 11/02/05(b)(d)	64,779,289
	Picaros Funding LLC
181,120,000	3.190% 11/22/05(b)(d)	180,272,358
160,218,000	3.240% 11/04/05(b)(d)	159,715,628
115,000,000	Sigma Finance, Inc. 3.360% 11/22/05(d)	114,433,561
5,375,000	Southland Tube, Inc. 3.930% 06/01/10	5,375,000
42,368,913	Strips III LLC 3.880% 02/24/06(b)	42,368,913
175,182,000	Sunbelt Funding Corp. 3.650% 11/02/05(b)(d)	174,598,060
	Thornburg Mortge Capital Resources
100,000,000	3.620% 10/20/05(b)(d)	99,799,444
200,000,000	3.660% 10/24/05(b)(d)	199,513,167
46,000,000	White Pine Finance LLC 3.728% 11/09/05	45,998,410
	Total commercial paper (Cost of $12,958,422,516)	12,958,422,516
	Municipal bonds - 2.7%
	Alabama - 0.1%
8,055,000	AL Albertville Industrial Development Board Revenue, Series 2004, LOC: Regions Bank 3.870% 05/01/24(a)	8,055,000
7,500,000	AL Montgomery Revenue, Series 2003, LOC: SouthTrust Bank N.A. 3.840% 11/01/23(a)	7,500,000
19,000,000	AL Pell City Speical Care Facilities Financing Authority Revenue, Noland Health Services, Inc., Series 2004, LOC: Allied Irish Bank LLC 3.840% 12/01/34(a)	19,000,000
5,640,000	AL University of Alabama, Series 2004 B, Insured: MBIA, SPA: SouthTrust Bank N.A. 3.840% 07/01/09(a)	5,640,000
		40,195,000
	Arkansas - 0.0%
16,000,000	AK Northwest Regional Airport Authority, Series 2004 C, LOC: Regions Bank 3.840% 02/01/21(a)	16,000,000

Par ($)		Value ($)
	California - 0.4%
2,375,000	CA ABAG Finance Authority For Nonprofit Corps., California Multi-Family Revenue, Gaia Building LLC, Series 2000, LOC: FNMA 3.840% 09/15/32(a)	2,375,000
12,300,000	CA Access to Loans for Learning Student Corp. Revenue, Series 2001 II-A-6, LOC: State Street Bank & Trust Co. 3.830% 07/01/36(a)	12,300,000
34,105,000	CA Housing Finance Agency Revenue, Series 2000 R, Insured: AMBAC, LOC: Westdeutsche Landesbank, LOC: KBC Bank NV 3.860% 02/01/32(a)	34,105,000
	CA Los Angeles Department of Water & Power, Waterworks Revenue:
25,000,000	Series 2004 B-1, SPA: Dexia Credit Local 3.840% 07/01/25(a)	25,000,000
57,210,000	Series 2004 B-2, SPA: Dexia Credit Local 3.840% 07/01/25(a)	57,210,000
17,600,000	CA Orange County Board of Education, Certificates of Participation, Series 2002, Insured: FSA, SPA: Dexia Credit Local 3.840% 06/01/32(a)	17,600,000
5,000,000	CA San Diego Metropolitan Transportation Development Board, Pension Obligation Revenue, Series 2004 B, Insured: MBIA, SPA: Dexia Credit Local 3.840% 12/01/33(a)	5,000,000
22,500,000	CA San Jose Redevelopment Agency Revenue, Series 2003 A, LOC: JPMorgan Chase Bank 3.840% 08/01/28(a)	22,500,000
22,000,000	CA Santa Rosa Rancheria Tachi Yokut Tribe Revenue, Series 2004, LOC: Bank One N.A. 3.840% 09/01/19(a)	22,000,000
		198,090,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Colorado - 0.3%
	CO Denver City & County, Certificates of Participation:
1,000,000	Series 2002 B, LOC: JPMorgan Chase Bank 3.820% 12/01/21(a)	1,000,000
6,900,000	Series 2002 C, LOC: JPMorgan Chase Bank 3.840% 12/01/22(a)	6,900,000
	CO Housing & Finance Authority, Multi-Family Revenue,
19,700,000	Series 2003 I-A-1, SPA: FHLMC 3.850% 10/01/33(a)	19,700,000
32,955,000	Single Family: Series 2003 B-2, SPA: JPMorgan Chase Bank 3.850% 11/01/32(a)	32,955,000
52,320,000	Series 2003, SPA: JPMorgan Chase Bank 3.850% 11/01/33(a)	52,320,000
27,800,000	Series 2004 I-A1, SPA: Dexia Credit Local 3.850% 11/01/34(a)	27,800,000
		140,675,000
	Connecticut - 0.0%
8,160,000	CT Industrial Development Revenue, Series 2002, LOC: Wachovia Bank N.A. 3.890% 01/01/10(a)	8,160,000
	District of Columbia - 0.0%
13,500,000	DC State Revenue, Series 2003 B, LOC: SunTrust Bank 3.800% 12/01/23(a)	13,500,000
	Florida - 0.3%
6,665,000	FL Homestead Special Obligation, Series 2003, LOC: SunTrust Bank 3.800% 11/01/18(a)	6,665,000
35,000,000	FL Housing Finance Agency Revenue, Series 1993, Insured: MBIA, SBPA: Westdeutche Landesbank 3.840% 01/01/34(a)	35,000,000

Par ($)		Value ($)
	Florida - (continued)
	FL Housing Finance Corp.,
25,000,000	Series 1999 A, Insured: MBIA, SPA: Westdeutsche Landesbank 3.840% 01/01/44(a)	25,000,000
39,550,000	Series 2000 A, Insured: AMBAC, SPA: Westdeutsche Landesbank 3.840% 01/01/45(a)	39,550,000
42,000,000	Series 2002 A, Insured: AMBAC, SPA: Dexia Credit Local 3.850% 01/01/47(a)	42,000,000
		148,215,000
	Georgia - 0.1%
500,000	GA Burke County Industrial Development Authority Revenue, Fleetguard, Inc. Project, Series 2003, LOC: Fifth Third Bank 3.840% 08/01/18(a)	500,000
3,400,000	GA Columbus Development Authority, Fairfield Inn Project, Series 2003, LOC: Regions Bank 3.890% 08/01/23(a)	3,400,000
6,375,000	Limited Obligation Columbus Foundry, Series 1999, LOC: Bank of Nova Scotia 3.910% 12/01/24(a)	6,375,000
12,755,000	GA De Kalb County Development Authority, Omory University, Series 1995 B, 3.840% 11/01/25(a)	12,755,000
9,910,000	GA Private Colleges & Universities Authority, Emory University, Series 1999 B, 3.840% 11/01/29(a)	9,910,000
12,060,000	GA Talbot County Development Authority, Industrial Development Revenue, Junction City Mining Co., LLC, Series 2000, LOC: Wachovia Bank N.V. 3.890% 03/01/13(a)	12,060,000
		45,000,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Illinois - 0.1%
19,400,000	IL Chicago Airport Revenue, Series 2002 A, Insured: FSA, SPA: JPMorgan Chase Bank 3.850% 01/01/21(a)	19,400,000
21,500,000	IL Memorial Health System, Memorial Medical Center, Series 2004, LOC: JPMorgan Chase Bank 3.840% 10/01/24(a)	21,500,000
4,000,000	IL Winnebago County Industrial Development Revenue, Series 2001, AMT, LOC: Alpine Bank of Illinois, LOC: Federal Home Loan Bank 3.930% 04/01/26(a)	4,000,000
		44,900,000
	Indiana - 0.0%
2,125,000	IN Michigan City Economic Development Revenue, Consolidated Biscuit Co. Series 1998, LOC: Fifth Third Bank 3.840% 10/01/13(a)	2,125,000
	Kansas - 0.0%
7,200,000	KS Manhattan Industrial Development Revenue, Series 2003, LOC: Harris Trust Company of California 3.890% 04/01/28(a)	7,200,000
	Kentucky - 0.0%
2,090,000	KY Covington Industrial Building Revenue, Series 2004, LOC: Fifth Third Bank 3.840% 10/01/27(a)	2,090,000
1,915,000	KY Pioneer Village Industrial Building Revenue, Series 2003 B, LOC: Fifth Third Bank 3.860% 08/01/23(a)	1,915,000
8,000,000	KY Webster County Industrial Revenue, Green River Collieries LLC, Series 2004, LOC: Regions Bank 3.850% 11/01/24(a)	8,000,000
		12,005,000

Par ($)		Value ($)
	Louisiana - 0.2%
124,060,000	LA New Orleans Pension Revenue, Serise 2000, Insured: AMBAC, SPA: Bank One Louisiana 4.100% 09/01/30(a)	124,060,000
	Maryland - 0.1%
21,910,000	MD Baltimore Community Development Financing Corp., Series 2000, Insured: MBIA, LOC: First Union National Bank 3.850% 08/15/30(a)	21,910,000
4,900,000	MD Baltimore Project Revenue, Baltimore Parking Facilities, Series 2002, Insured: FGIC, SPA: Dexia Credit Local 3.850% 07/01/32(a)	4,900,000
		26,810,000
	Massachusetts - 0.1%
1,750,000	MA Develpment Financing Agency, Assisted Living Facility Revenue, Whalers Cove LP, Series 2001 B, LOC: Wachovia Bank N.A. 4.010% 09/01/34(a)	1,750,000
4,700,000	MA Housing Finance Agency Housing Revenue, Avalon Upper Falls LLC, Series 2004 A, LOC: JPMorgan Chase Bank 3.840% 12/01/34(a)	4,700,000
19,435,000	Avalonbay Ledges, Inc., Serise 2004 A, LOC: JPMorgan Chase Bank 3.840% 06/01/34(a)	19,435,000
		25,885,000
	Michigan - 0.0%
950,000	MI Housing Development Authority, Multi-Family Revenue, Series 2003, LOC: FHLB 3.960% 06/01/38(a)	950,000
	Minnesota - 0.0%
6,700,000	MN Higher Education Facilities Authority, Concordia University Project, Series 2003 LOC: U.S. Bank N.A. 3.910% 04/01/27(a)	6,700,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Minnesota - (continued)
7,350,000	MN Plymouth Health Facilities Revenue, Healthspan Health System & North Memorial Medical Center, Series 1994 B, Insured: FSA, SPA: U.S. Bank Trust N.A. 3.840% 06/01/24(a)	7,350,000
		14,050,000
	Mississippi - 0.1%
	MS Business Finance Corp. Industrial Development Revenue, Telepak, Inc.:
15,000,000	Series 2000, LOC: First Union National Bank 3.840% 09/01/15(a)	15,000,000
9,305,000	Series 1997 B, LOC: First Union National Bank 3.910% 04/01/22(a)	9,305,000
5,000,000	Series 2005, LOC: Wachovia Bank N.A. 3.900% 01/14/15(a)	5,000,000
43,000,000	MS Pearl Urban Renewal Revenue, Bloomfield Equities LLC, Series 2004 A, LOC: First Tennessee Bank 3.840% 11/01/19(a)	43,000,000
		72,305,000
	New Jersey - 0.0%
650,000	NJ Economic Development Authority, Melrich Road Development Co. LLC, Series 2002 B, LOC: Wachovia Bank N.A. 4.040% 05/01/09(a)	650,000
	New York - 0.1%
2,770,000	NY Clinton County Industrial Development Agency, Series 1997 A, LOC: Marine Midland Bank 4.250% 12/01/10(a)	2,770,000
13,530,000	NY Dormitory Authority Revenue, State Personal Income Tax, Series 2005 A, Insured: MBIA, LOC: Dexia Credit Local 3.850% 12/15/14(a)	13,530,000
22,500,000	NY Housing Finance Agency Revenue, 1010 Sixth Associates LLC, Series 2000 B, LOC: FNMA 3.860% 05/15/33(a)	22,500,000

Par ($)		Value ($)
	New York - (continued)
	23rd Chelsea Associates,
8,000,000	Series 2001 B, LOC: FNMA 3.860% 05/15/33(a)	8,000,000
7,500,000	Series 2004 B, LOC: JPMorgan Chase Bank 3.840% 11/01/36(a)	7,500,000
4,800,000	NY New York City Housing Development Corp.: 155 West 21st Street LLC, Series 2005 B, LOC: Bank of New York 3.840% 05/01/38(a)	4,800,000
20,465,000	200 West 26 LLC & 220 West 26 LLC, Series 2002, LOC: Bayerische Landesbank 3.840% 06/01/33(a)	20,465,000
		79,565,000
	North Carolina - 0.0%
10,200,000	NC Downtown Renaissance, Inc., Imperial Centre Partners LP, Series 2004, LOC: RBC Centura Bank 3.860% 02/01/25(a)	10,200,000
2,695,000	NC Wake County Industrial Facilities & Pollution Control Financing Authority, Series 1997 A, LOC: First Union National Bank 3.810% 04/01/18(a)	2,695,000
		12,895,000
	Ohio - 0.0%
1,300,000	OH Canal Pointe LLC 3.840% 12/01/13(a)(b)	1,300,000
	South Carolina - 0.0%
810,000	SC Jobs-Economic Development Authority, Hospital Facility Revenue, Series 2004 B, LOC: National Bank of South Carolina 3.930% 06/01/09(a)	810,000
	Tennessee - 0.0%
3,725,000	TN Hamilton County Industrial Development Board, Industrial Development Revenue, Series 1999, LOC: First Union National Bank 3.960% 02/01/14(a)	3,725,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Tennessee - (continued)
450,000	TN Memphis Health Educational & Housing Facilities Board Revenue, Series 2003 B, LOC: First Tennessee Bank 4.000% 06/01/33(a)	450,000
		4,175,000
	Texas - 0.4%
43,790,000	TX Harris County-Houston Sports Authority, Series 2001 D, Insured: MBIA, SPA: Morgan Guaranty Trust 3.870% 11/15/30(a)	43,790,000
30,000,000	TX North Texas Higher Education Authority, United Student Aid Funds, Inc., Series 2005 B, Insured: AMBAC, LOC: DEPFA Bank PLC 3.840% 12/01/44(a)	30,000,000
	TX State, GO: Series 1994 A-2: SPA: DEPFA Bank PLC
26,075,000	3.800% 12/01/09(a)	26,075,000
46,100,000	3.840% 12/01/33(a)	46,100,000
15,000,000	Series 1997 B-2, SPA, DEPFA Bank PLC 3.840% 12/01/29(a)	15,000,000
23,935,000	Series 2003: LOC: Dexia Credit Local 3.800% 06/01/21(a)	23,935,000
9,285,000	SPA: State Street Bank & Trust Co. 3.820% 12/01/23(a)	9,285,000
18,605,000	Series 2004, SPA: Dexia Credit Local 3.840% 12/01/24(a)	18,605,000
		212,790,000
	Utah - 0.0%
17,000,000	UT Board of Regents Student Loan Revenue, Series 2005 X, Insured: AMBAC, LOC: DEPFA Bank PLC 3.840% 11/01/44(a)	17,000,000
	Virginia - 0.3%
140,000,000	VA Housing Development Authority, Commonwealth Revenue, Series 1996 E, 3.850% 01/01/46(a)	140,000,000

Par ($)		Value ($)
	Wisconsin - 0.1%
18,000,000	WI Heart Hospital LLC Revenue, Series 2003, LOC: Bank One N.A. 3.860% 11/01/23(a)	18,000,000
19,160,000	WI Housing & Economic Development Authority, Home Owenership Revenue, Series 2003 D, SPA: Westdeutsche Landsbank 3.870% 03/01/28(a)	19,160,000
		37,160,000
	Total municipal bonds (Cost of $1,446,470,000)	1,446,470,000
	Government agencies & obligations - 2.7%
	U.S. government agencies & obligations - 2.7%
	Federal Home Loan Bank
275,000,000	3.411% 10/05/05(a)	274,998,411
100,000,000	3.615% 10/03/05(a)	99,999,745
525,000,000	3.750% 10/03/05(a)	524,998,989
	Federal National Mortgage Association
300,000,000	3.386% 10/03/05(a)	299,998,928
150,000,000	3.505% 10/21/05(a)	149,993,161
116,000,000	3.678% 12/09/05(a)	115,987,110
		1,465,976,344
	Total government agencies & obligations (Cost of $1,465,976,344)	1,465,976,344
	Extendable commercial notes - 2.4%
46,533,000	Concord Minutemen Capital Co. 3.560% 10/17/05(d)	46,454,825
103,073,000	Crown Point Capital Co. 3.560% 10/17/05(d)	102,899,837
267,000,000	Mitten RFC 3.620% 10/20/05(b)(d)	266,464,517
200,000,000	Monument Gardens Funding LLC 3.880% 12/20/05(d)	198,271,111
	Thornburg Mortgage Capital Resources
250,000,000	3.540% 10/17/05(b)(d)	249,583,333
69,500,000	3.580% 10/18/05(b)(d)	69,375,942
150,000,000	3.620% 10/20/05(b)(d)	149,699,167
125,000,000	3.650% 10/24/05(b)(d)	124,696,528
105,000,000	3.670% 10/25/05(b)(d)	104,733,300
	Total extendable commercial notes (Cost of $1,312,178,560)	1,312,178,560

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Mortgage-backed securities - 1.8%
250,000,000	Granite Master Issuer PLC 3.756% 09/20/54(a)	250,000,000
	Permanent Financing PLC
160,000,000	3.688% 03/10/06(a)	160,000,000
330,000,000	3.688% 06/10/06(a)	330,000,000
84,949,713	Residential Mortgage Securities 3.750% 05/13/27(a)(b)	84,949,713
151,513,053	RMAC PLC 3.728% 12/12/25(a)(b)	151,513,053
	Total mortgage-backed securities (Cost of $976,462,766)	976,462,766
	Funding agreements - 1.6%
50,000,000	Jackson Tube Service, Inc. 3.947% 01/01/50(c)(e)	50,000,000
300,000,000	Monumental Life 3.840% 10/21/05(c)(e)	300,000,000
	Transamerica Occidental Life Insurance Co.
100,000,000	3.660% 08/29/06(c)(e)	100,000,000
20,000,000	3.823% 08/29/06(c)(e)	20,000,000
117,000,000	3.930% 08/29/06(c)(e)	117,000,000
125,000,000	4.110% 08/29/06(c)(e)	125,000,000
182,000,000	Travelers Insurance 3.760% 07/27/06(c)(e)	182,000,000
	Total funding agreements (Cost of $894,000,000)	894,000,000
	Asset-backed securities - 1.3%
300,000,000	Cheyne High Grade ABS CDO, Ltd. 3.590% 11/10/05(a)(b)	300,000,000
150,000,000	Davis Square Funding Ltd. 3.842% 10/16/38(a)(c)	150,000,000
50,000,000	Putnam Structured Product CDO 3.846% 11/25/05(a)(c)	50,000,000
1	TIAA Retail Commercial Trust 2.880% 12/28/18(a)	1
90,000,000	Whitehawk CDO Funding, Ltd. 3.890% 06/15/06(a)(b)	90,000,000
121,400,000	Winston Funding Ltd. 3.690% 04/23/09(a)(c)	121,400,000
	Total asset-backed securities (Cost of $711,400,001)	711,400,001

Par ($)		Value ($)
	Short-term obligations - 12.4%
	U.S. government obligations - 0.3%
	Government & agency discount notes - 0.3%
102,728,000	Federal Home Loan Bank 10/03/05(d)	102,709,880
17,000,000	Federal Home Loan Mortgage Corp. 10/03/05(d)	16,996,997
17,000,000	Federal National Mortgage Association 10/03/05(d)	16,997,025
		136,703,902
	Repurchase agreements - 12.1%
2,000,000,000	Repurchase agreement with Countrywide Home Loans, Inc., dated 09/30/05, due 10/03/05 at 3.900%, collateralized by U.S. Government Obligations with various maturities to 10/01/35, market value $2,040,000,001 (repurchase proceeds $2,000,650,000)	2,000,000,000
400,000,000	Repurchase agreement with Credit Suisse First Boston, dated 09/30/05, due 10/03/05 at 3.850%, collateralized by U.S. Government Obligations with various maturities to 09/01/34, market value $408,002,186 (repurchase proceeds $400,128,333)	400,000,000
250,000,000	Repurchase agreement with Credit Suisse First Boston, dated 09/30/05, due 10/03/05 at 3.950%, collateralized by various commercial paper with various maturities to 03/14/06, market value $255,001,493 (repurchase proceeds $250,082,292)	250,000,000
421,424,000	Repurchase agreement with Goldman Sachs & Co., dated 09/30/05, due 10/03/05 at 3.900%, collateralized by U.S. Government Obligations with various maturities to 10/01/35, market value $429,852,481 (repurchase proceeds $421,560,963)	421,424,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Repurchase agreements - (continued)
100,000,000	Repurchase agreement with Goldman Sachs & Co., dated 09/30/05, due 10/03/05 at 3.900%, collateralized by U.S. Government Obligations with various maturities to 08/01/35, market value $102,000,000 (repurchase proceeds $100,032,500)	100,000,000
800,000,000	Repurchase agreement with Goldman Sachs & Co., dated 09/30/05, due 10/03/05 at 3.920%, collateralized by various commercial paper with various maturities to 03/16/06, market value $816,000,001 (repurchase proceeds $800,261,333)	800,000,000
325,000,000	Repurchase agreement with Goldman Sachs & Co., dated 09/30/05, due 10/03/05 at 4.000%, collateralized by various commercial paper with various maturities to 12/15/05, market value $331,500,000 (repurchase proceeds $325,108,333)	325,000,000
250,000,000	Repurchase agreement with Lehman Brothers, dated 09/30/05, due 10/03/05 at 3.950%, collateralized by various commercial paper with various maturities to 11/29/05, market value $255,000,000 (repurchase proceeds 250,082,292)	250,000,000
2,000,000,000	Repurchase agreement with UBS Warburg, dated 09/30/05, due 10/03/05 at 3.900%, collateralized by U.S. Government Obligations with various maturities to 02/01/44, market value $2,040,001,443 (repurchase proceeds $2,000,650,000)	2,000,000,000
		6,546,424,000

		Value ($)
Total short-term obligations (Cost of $6,683,127,902)		6,683,127,902
Total investments (Cost of $54,238,536,292)(f)	100.3%	54,238,536,292
Other assets & liabilities, net	(0.3)%	(156,187,404)
Net assets	100.0%	54,082,348,888

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2005.

(b)  Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At September 30, 2005, these securities, which are not illiquid, amounted to $19,499,897,038 which represents 36.1% of net assets.

(c)  Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Fund has valued the investment. Illiquid securities are valued at amortized cost, which approximates the fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. At September, 2005, there securities amounted to $2,939,400,000, which represents 5.4% of the net assets.

Security	Acquisition Date	Acquisition Cost
Corsair Trust 4.120% 06/30/06	06/20/05	$300,000,000
Goldman Sachs Group, Inc. 3.800% 09/13/07 03/07/05 510,000,000 3.872% 04/21/06	07/19/05	430,000,000
Racers 3.861% 08/21/06	08/29/05	184,000,000
Eurohypo AG 3.832% 08/16/06	08/16/05	200,000,000
General Electric Capital Assurance Co. 3.890% 05/16/05	05/10/05	100,000,000
Jackson Tube Service, Inc. 3.947% 01/01/50	06/14/96	50,000,000
Monumental Life 3.840% 10/21/05	03/25/02	300,000,000
Transamerica Occidental Life Insurance Co. 3.660% 08/29/06 10/01/03 100,000,000 3.823% 08/29/06 07/31/00 20,000,000 3.930% 08/29/06 07/31/00 117,000,000 4.110% 08/29/06	07/31/00	125,000,000
Travelers Insurance 3.760% 07/27/06	07/30/04	182,000,000
Davis Square Funding Ltd. 3.842% 10/16/38	10/15/03	150,000,000
Putnam Structured Product CDO 3.846% 11/25/05	11/22/02	50,000,000
Winston Funding Ltd. 3.690% 04/23/09	05/28/03	121,400,000
		$2,939,400,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

(d)  The rate shown represents the annualized yield at the date of purchase.

(e)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f)  Cost for federal income tax purposes is $54,238,536,292.

Acronym	Name
ABAG	Association of Bay Area Governments

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHLB	Federal Home Loan Bank

FHLMC	Insured by Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GO	General Obligation

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SBPA	Stand-by Bond Purchase Agreement

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Columbia Money Market Reserves

Investment Portfolio  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Commercial paper - 35.9%
	Amstel Funding Corp.
250,000,000	3.970% 01/04/06(a)(b)	247,380,903
150,000,000	3.980% 01/06/06(a)(b)	148,391,417
	Atlantis One Funding
19,867,000	3.950% 02/17/06(a)(b)	19,566,302
122,882,000	3.950% 02/23/06(a)(b)	120,946,779
104,000,000	4.020% 03/21/06(a)(b)	102,038,820
50,000,000	4.020% 03/22/06(a)(b)	49,051,611
300,000,000	Bavaria TRR Corp. 3.650% 01/06/06(b)	299,991,994
92,077,000	Brahms Funding Corp. 3.680% 10/25/05(a)(b)	91,842,511
62,000,000	CC USA, Inc. 3.980% 02/28/06(a)	60,982,167
	Citibank Credit Credit Master Trust
250,000,000	3.820% 11/28/05(a)(b)	248,445,278
50,000,000	3.820% 11/29/05(a)(b)	49,683,694
	Concord Minutemen Capital Co.
94,800,000	3.150% 10/19/05(a)	94,642,632
101,770,000	3.300% 11/09/05(a)	101,398,455
58,091,000	3.950% 02/15/06(a)	57,224,411
	Crown Point Capital Co.
74,000,000	3.250% 11/08/05(a)	73,740,344
105,813,000	3.720% 11/07/05(a)	105,398,654
199,873,000	3.950% 02/14/06(a)	196,913,103
140,000,000	Curzon Funding LLC 3.660% 10/26/05(a)	139,630,556
50,000,000	DEPFA Bank PLC 4.010% 03/14/06(a)(b)	49,098,000
230,590,000	Discover Card Master Trust 3.470% 10/13/05(a)(b)	230,301,762
	Eiffel Funding LLC
50,000,000	3.720% 11/03/05(a)(c)	49,824,917
39,009,000	3.850% 12/19/05(a)(c)	38,677,716
50,000,000	FCAR Owner Trust I 3.040% 11/08/05(a)	49,837,972
50,000,000	Gemini Securitization LLC 3.860% 12/22/05(a)(b)	49,559,250
56,756,000	Giro Funding US Corp. 3.980% 02/22/06(a)(b)	55,861,525
	Grampian Funding LLC
223,000,000	3.680% 01/06/06(a)(b)	220,788,831
125,000,000	3.920% 02/07/06(a)(b)	123,253,125
75,000,000	3.960% 01/04/06(a)(b)	74,216,250
117,000,000	4.020% 03/22/06(a)(b)	114,780,770
80,000,000	Harrier Finance Funding US LLC 3.720% 11/23/05(a)	79,555,978
50,000,000	Lake Constance Funding LLC 3.850% 12/15/05(a)(b)	49,596,875
230,000,000	Mitten RFC 2.870% 10/04/05(a)(b)	229,926,783

Par ($)		Value ($)
	Commercial paper - (continued)
200,000,000	Monument Gardens Funding LLC 3.690% 10/28/05(a)	199,427,000
100,000,000	Morgan Stanley 3.920% 05/16/06	100,000,000
112,350,000	Ormond Quay Funding LLC 3.610% 10/19/05(a)(b)	112,136,422
82,750,000	Paradigm Funding LLC 3.980% 02/28/06(a)(b)	81,389,797
50,000,000	Picaros Funding LLC 3.240% 11/04/05(a)(b)	49,843,222
25,000,000	Sigma Finance, Inc. 3.360% 11/22/05(a)	24,876,861
85,000,000	Silver Tower US Funding 3.960% 02/23/06(a)(b)	83,657,944
190,000,000	Spintab AB 3.940% 02/27/06(a)	186,933,083
	White Pine Finance LLC
37,000,000	3.678% 10/07/05	36,999,809
38,000,000	3.718% 10/17/05	37,999,496
	Total commercial paper (Cost of $4,535,813,019)	4,535,813,019
	Corporate fixed-income bonds & notes - 28.8%
	Financials - 28.8%
	Banks - 1.4%
40,000,000	American Express Bank FSB 3.749% 04/18/06(d)	40,000,000
75,000,000	Canadian Imperial Bank of Commerce 2.955% 12/30/05	75,000,000
69,500,000	Credit Suise First Boston NY 4.030% 12/29/05(d)	69,501,751
		184,501,751
	Diversified financial services - 27.4%
207,000,000	CC USA, Inc. 3.780% 01/24/06(b)(d)	206,986,956
200,000,000	Cullinan Finance Corp. 3.800% 08/25/06(b)(d)	199,990,889
120,000,000	Dorada Finance, Inc. 3.780% 01/25/06(b)(d)	119,992,373
50,000,000	GE Life Annuity 3.890% 06/08/06(c)(d)	50,000,000
	Goldman Sachs Group, Inc.
140,000,000	3.800% 09/13/07(c)(d)	140,000,000
70,000,000	3.872% 04/21/06(c)(d)	70,000,000
	Harrier Finance Funding LLC
50,000,000	3.728% 06/15/06(b)(d)	49,999,082
209,000,000	3.728% 07/17/06(b)(d)	208,987,656
30,000,000	3.765% 05/22/06(b)(d)	29,993,386
100,000,000	3.790% 02/27/06(b)(d)	99,993,767

See Accompanying Notes to Financial Statements.

Columbia Money Market Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Diversified financial services - (continued)
	K2 (USA) LLC
40,000,000	3.685% 06/02/06(b)(d)	40,003,503
183,000,000	3.718% 01/17/06(b)(d)	182,989,312
20,000,000	3.785% 08/25/06(b)(d)	19,998,203
	Merrill Lynch & Co., Inc.
125,000,000	3.748% 10/13/06(d)	125,000,000
55,000,000	3.896% 05/25/06(d)	55,030,728
41,500,000	4.011% 06/06/06(d)	41,578,654
	Morgan Stanley
202,230,000	3.670% 10/03/06(d)	202,273,383
150,000,000	3.870% 10/27/06(d)	150,065,702
50,000,000	Premier Asset Collateralized Entity LLC 3.728% 01/17/06(b)(d)	50,000,000
40,000,000	Racers 3.861% 08/21/06(c)(d)	40,000,000
6,750,000	Schlitz Park Associates II LP 3.930% 12/01/21(d)	6,750,000
	Sedna Finance, Inc.
85,000,000	3.738% 09/15/06(b)(d)	85,000,000
98,000,000	3.742% 06/16/06(b)(d)	98,000,000
	Sigma Finance, Inc.
100,000,000	3.579% 01/17/06(b)(d)	99,990,225
43,500,000	3.716% 02/15/06(b)(d)	43,495,594
150,000,000	3.723% 08/14/06(b)(d)	149,986,937
30,000,000	3.730% 11/14/05(b)(d)	29,998,921
75,000,000	3.820% 03/10/06(b)(d)	74,992,084
115,000,000	SLM Corp. 3.743% 06/30/06(b)(d)	115,041,942
11,990,000	SMM Trust 3.675% 01/10/06(b)(d)	11,990,000
	Stanfield Victoria Funding LLC
50,000,000	3.718% 03/15/06(b)(d)	49,995,479
100,000,000	3.790% 06/26/06(b)(d)	99,984,462
	Tango Finance Corp.
50,000,000	3.723% 01/10/06(b)(d)	49,998,573
62,000,000	3.820% 02/27/06(b)(d)	62,003,971
	Whistlejacket Capital LLC
75,000,000	3.728% 04/18/06(b)(d)	74,991,889
55,000,000	3.806% 06/30/06(b)(d)	54,993,567
	White Pine Finance LLC
50,000,000	3.559% 10/17/05(b)(d)	49,998,549
40,000,000	3.688% 12/12/05(b)(d)	39,998,367
50,000,000	3.688% 03/10/06(b)(d)	49,995,616
47,000,000	3.728% 02/15/06(b)(d)	46,998,269
48,500,000	3.756% 03/20/06(b)(d)	48,495,526
20,000,000	3.772% 12/20/05(b)(d)	19,998,642
16,000,000	3.800% 10/25/05(b)(d)	15,999,714
		3,461,581,921
		3,646,083,672
	Total corporate fixed-income bonds & notes (Cost of $3,646,083,672)	3,646,083,672

Par ($)		Value ($)
	Certificates of deposit - 17.5%
200,000,000	Banque National De Paris 3.250% 11/25/05	200,000,000
100,000,000	Barclays Bank PLC 3.350% 10/14/05	100,000,000
	Calyon
75,000,000	3.105% 11/14/05	75,000,448
150,000,000	3.270% 11/30/05	150,000,000
100,000,000	Canadian Imperial Commercial Bank 2.800% 12/16/05	100,000,000
100,000,000	Deutsche Bank NY 4.105% 08/25/06	100,004,360
	HOBS Treasury Services PLC
75,000,000	3.290% 03/15/06	75,000,000
75,000,000	3.370% 03/20/06	75,000,000
	Landesbank Hessen
105,000,000	3.250% 02/17/06	105,000,000
50,000,000	3.300% 03/10/06	50,000,000
300,000,000	Royal Bank of Scotland 3.781% 08/30/06(d)	299,945,479
44,247,000	Saturn Ventures II, Inc. 3.749% 11/07/05(a)	44,247,000
	Societe Generale
100,000,000	4.200% 09/01/06	100,000,000
125,000,000	4.250% 09/06/06	125,000,000
175,000,000	Svenska Handelsbanken NY 3.736% 09/20/06(d)	174,966,292
	Unicredito Italialo London
80,000,000	3.445% 11/14/05	80,000,000
165,000,000	3.980% 02/22/06(d)	165,003,234
	Unicredito Italiano New York
100,000,000	3.820% 08/30/06(d)	100,000,000
95,000,000	4.014% 10/03/06	94,985,878
	Total certificates of deposit (Cost of $2,214,152,691)	2,214,152,691
	Mortgage-backed securities - 2.1%
250,000,000	Granite Master Issuer PLC 3.756% 09/20/54(d)	250,000,000
15,455,381	Residential Mortgage Securities 3.750% 05/13/27(b)(d)	15,455,381
	Total mortgage-backed securities (Cost of $265,455,381)	265,455,381

See Accompanying Notes to Financial Statements.

Columbia Money Market Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Municipal bonds - 1.9%
	California - 0.2%
16,800,000	CA Housing Finance Agency Revenue, Series 2000 R, Insured: AMBAC, LOC: Westdeutsche Landesbank LOC: KBC Bank N.V. 3.860% 02/01/32	16,800,000
5,400,000	CA San Jose Financing Authority Lease Revenue, Series 2000 C, Insured: MBIA SPA: Morgan Guaranty Trust 3.840% 12/01/24	5,400,000
		22,200,000
	Colorado - 0.1%
1,300,000	CO Denver City & County Airport Revenue, Series 2002 D, LOC: Societe Generale 3.840% 11/15/05	1,300,000
9,820,000	CO Housing & Finance Authority, Single Family Class Revenue, Class 2004 B2, SPA: Dexia Credit Local 3.850% 11/01/34	9,820,000
		11,120,000
	Connecticut - 0.1%
14,000,000	CT Housing Finance Authority, Series 2001 A-4, Insured: AMBAC, LOC: FHLB SBPA 3.800% 05/15/32	14,000,000
	Maine - 0.7%
93,000,000	ME Portland, Series 2001, LOC: Landesbank Hessen 3.840% 06/01/26	93,000,000
	Massachusetts - 0.1%
8,608,000	MA Housing Finance Agency, Series 2004 A, Insured: FSA, SBPA: Dexia Credit Local 3.840% 01/01/44	8,608,000
	New york - 0.5%
65,100,000	NY City of New York, Series 2001 A-9, Insured: FGIC 3.840% 11/01/23	65,100,000

Par ($)		Value ($)
	Ohio - 0.1%
13,000,000	OH Air Quality Development Authority, Series 2004 B, LOC: ABN AMRO Bank N.V. 3.850% 06/01/24	13,000,000
	Texas - 0.1%
	TX State, GO:
100,000	Series 1994 A-2, SPA: DEPFA Bank PLC 3.840% 12/01/33	100,000
9,495,000	Series 2003, SPA: State Street Bank & Trust Co. 3.820% 12/01/23	9,495,000
		9,595,000
	Wisconsin - 0.0%
5,000,000	WI Housing & Economic Develpment Authority, Home Owenership Revenue, Series 2004, SPA: Dexia Credit Local 3.840% 09/01/35	5,000,000
	Total municipal bonds (Cost of $241,623,000)	241,623,000
	Government agencies & obligations - 1.2%
	U.S. government agencies & obligations - 1.2%
50,000,000	Federal Home Loan Bank 3.750% 10/03/05(d)	49,999,904
100,000,000	Federal National Mortgage Association 3.386% 10/03/05(d)	99,999,642
		149,999,546
	Total government agencies & obligations (Cost of $149,999,546)	149,999,546
	Asset-backed securities - 0.7%
42,500,000	Davis Square Funding Ltd. 3.842% 10/16/38(c)(d)	42,500,000
50,000,000	Winston Funding Ltd. 3.690% 04/23/09(c)(d)	50,000,000
	Total asset-backed securities (Cost of $92,500,000)	92,500,000

See Accompanying Notes to Financial Statements.

Columbia Money Market Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Short-term obligations - 12.5%
28,147,000	Repurchase agreement with Barclays Bank PLC, dated 09/30/05, due 10/03/05 at 3.250%, collateralized by a FNMA note maturing 03/08/06, market value $28,710,664 (repurchase proceeds $28,154,623)	28,147,000
100,000,000	Repurchase agreement with Credit Suisse First Boston, dated 09/30/05, due 10/03/05 at 3.850%, collateralized by a FNMA Bond maturing 04/01/34, market value $102,000,369 (repurchase proceeds $100,032,083)	100,000,000
1,078,576,000	Repurchase agreement with Goldman Sachs & Co., dated 09/30/05, due 10/03/05 at 3.900%, collateralized by U.S. Government Obligations with various maturities to 09/01/35, market value $1,100,147,521 (repurchase proceeds $1,078,926,537)	1,078,576,000
50,000,000	Repurchase agreement with Goldman Sachs & Co., dated 09/30/05, due 10/03/05 at 3.900%, collateralized by U.S. Government Obligations with various maturities to 12/01/34, market value $51,000,001 (repurchase proceeds $50,016,250)	50,000,000
200,000,000	Repurchase agreement with Goldman Sachs & Co., dated 09/30/05, due 10/03/05 at 3.920%, collateralized by various commercial paper with various maturities to 12/30/05, market value $204,000,001 (repurchase proceeds $200,065,333)	200,000,000

Par ($)		Value ($)
	Short-term obligations - (continued)
125,000,000	Repurchase agreement with Goldman Sachs & Co., dated 09/30/05, due 10/03/05 at 4.000%, collateralized by a Lockhart Fundings LLC commercial paper maturing 10/17/05, market value $127,500,001 (repurchase proceeds $125,041,667)	125,000,000
	Total short-term obligations (Cost of $1,581,723,000)	1,581,723,000
Total investments (Cost of $12,727,350,309)(e)	100.6%	12,727,350,309
Other assets & liabilities, net	(0.6)%	(77,759,371)
Net assets	100.0%	12,649,590,938

Notes to Investment Portfolio:

(a)  The rate shown represents the annualized yield at the date of purchase.

(b)  Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At September 30, 2005, these securities, which are not illiquid, amounted to $5,498,088,700, which represents 43.5% of net assets.

(c)  Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Fund has valued the investment. Illiquid securities are valued at amortized cost, which approximates the fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. At September, 2005, there securities amounted to $481,002,633, which represents 3.8% of the net assets.

Security	Acquisition Date	Acquisition Cost
Eiffel Funding LLC 3.720% 11/03/05 09/28/05 $49,809,000 3.850% 12/19/05	09/21/05	38,635,781
GE Life Annuity 3.890% 06/08/06	06/17/05	50,000,000
Goldman Sachs Group, Inc. 3.800% 09/13/07 03/07/05 140,000,000 3.872% 04/21/06	07/19/05	70,000,000
Racers 3.861% 08/21/06	08/29/05	40,000,000
Davis Square Funding Ltd. 3.842% 10/16/38	10/15/03	42,500,000
Winston Funding Ltd. 3.690% 04/23/09	05/27/03	50,000,000
		$480,944,781

See Accompanying Notes to Financial Statements.

Columbia Money Market Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

(d)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2005.

(e)  Cost for federal income tax purposes is $12,727,350,309.

Acronym	Name
AMBAC	Ambac Assurance Corp.

FGIC	Financial Guaranty Insurance Co.

FHLB	Federal Home Loan Bank

FSA	Financial Security Assurance, Inc.

GO	General Obligation

MBIA	MBIA Insurance Corp.

SBPA	Stand-by Bond Purchase Agreement

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Columbia Treasury Reserves

Investment Portfolio  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Government agencies & obligations - 10.8%
	U.S. government agencies & obligations - 10.8%
	U.S. Treasury Note
100,000,000	1.500% 03/31/06	99,115,295
685,000,000	1.625% 02/28/06	679,071,048
205,000,000	1.875% 11/30/05	204,749,192
39,000,000	1.875% 01/31/06	38,760,327
308,083,000	5.750% 11/15/05	309,115,922
		1,330,811,784
	Total government agencies & obligations (Cost of $1,330,811,784)	1,330,811,784
	Short-term obligations - 89.3%
1,000,000,000	Repurchase agreement with ABN AMRO Bank US, dated 09/30/05, due 10/03/05 at 3.300%, collateralized by U.S. Treasury Notes with various maturities to 10/15/08, market value $1,020,000,522 (repurchase proceeds $1,000,275,000)	1,000,000,000
175,000,000	Repurchase agreement with Barclays Bank PLC, dated 09/30/05, due 10/03/05 at 3.250%, collateralized by a U.S. Treasury Bond maturing 02/15/19, market value $178,500,035 (repurchase proceeds $175,047,396)	175,000,000
794,217,000	Repurchase agreement with Barclays Bank PLC, dated 09/30/05, due 10/03/05 at 3.250%, collateralized by U.S. Treasury Bonds and Notes with various maturities to 08/15/30, market value $810,315,685 (repurchase proceeds $794,432,101)	794,217,000
750,000,000	Repurchase agreement with Bear Stearns, dated 09/30/05, due 10/03/05 at 3.300%, collateralized by U.S. Treasury Bonds and Notes with various maturities to 08/15/29, market value $767,428,857 (repurchase proceeds $750,206,250)	750,000,000

Par ($)		Value ($)
	Short-term obligations - (continued)
1,000,000,000	Repurchase agreement with BNP Paribas, dated 09/30/05, due 10/03/05 at 3.250%, collateralized by a U.S. Treasury Bond, Notes and Bills with various maturities to11/15/28, market value $1,020,001,144 (repurchase proceeds $1,000,270,833)	1,000,000,000
500,000,000	Repurchase agreement with Countrywide Home Loans, dated 09/30/05, due 10/03/05 at 3.300%, collateralized by U.S. Treasury Bonds and Notes with various maturities to 02/15/31, market value $510,000,108 (repurchase proceeds $500,137,500)	500,000,000
600,000,000	Repurchase agreement with Countrywide Home Loans, dated 09/30/05, due 10/03/05 at 3.750%, collateralized by U.S. Treasury Bonds, Notes, Bills and GNMA Bonds with various maturities to 09/20/35, market value $612,000,000 (repurchase proceeds $600,187,500)	600,000,000
400,000,000	Repurchase agreement with Deutsche Bank Securities, dated 09/30/05, due 10/03/05 at 3.700%, collateralized by a U.S. Treasury Bond and GNMA Bonds with various maturities to 07/20/35, market value $408,000,881 (repurchase proceeds $400,123,333)	400,000,000
100,000,000	Repurchase agreement with First Union National Bank, dated 09/30/05, due 10/03/05 at 3.700%, collateralized by GNMA Bonds with various maturities to 03/15/44, market value 102,000,001 (repurchase proceeds $100,030,833)	100,000,000

See Accompanying Notes to Financial Statements.

Columbia Treasury Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Short-term obligations - (continued)
433,457,000	Repurchase agreement with Goldman Sachs & Co., dated 09/30/05, due 10/03/05 at 2.750%, collateralized by U.S. Treasury Notes with various maturities to 07/15/09, market value $442,227,548 (repurchase proceeds $433,556,334)	433,457,000
500,000,000	Repurchase agreement with Greenwich Capital, dated 09/30/05, due 10/03/05 at 3.300%, collateralized by U.S. Treasury Bonds, Notes and Bills with various maturities to 02/15/31, market value $510,000,090 (repurchase proceeds $500,137,500)	500,000,000
500,000,000	Repurchase agreement with HSBC Bank USA, dated 09/30/05, due 10/03/05 at 3.350%, collateralized by U.S. Treasury Bonds and Notes with various maturities to 08/15/21, market value $510,000,123 (repurchase proceeds $500,139,583)	500,000,000
500,000,000	Repurchase agreement with J.P. Morgan Chase Securities, dated 09/30/05, due 10/03/05 at 3.300%, collateralized by U.S. Treasury Notes with various maturities to 08/15/12, market value $510,003,562 (repurchase proceeds $500,137,500)	500,000,000
300,000,000	Repurchase agreement with J.P. Morgan Chase Securities, dated 09/30/05, due 10/03/05 at 3.550%, collateralized by GNMA Bonds with various maturities to 03/15/46, market value $306,003,585 (repurchase proceeds $300,088,750)	300,000,000

Par ($)		Value ($)
	Short-term obligations - (continued)
200,000,000	Repurchase agreement with Lehman Brothers, Inc., dated 09/30/05, due 10/03/05 at 3.250%, collateralized by cash (repurchase proceeds $200,054,167)	200,000,000
250,000,000	Repurchase agreement with Morgan Stanley, dated 09/30/05, due 10/03/05 at 3.050%, collateralized by U.S. Treasury Bonds and Notes with various maturities to 05/15/18, market value $255,000,137 (repurchase proceeds $250,063,542)	250,000,000
2,000,000,000	Repurchase agreement with Morgan Stanley, dated 09/30/05, due 10/03/05 at 3.250%, collateralized by U.S. Treasury Bonds and Notes with various maturities to 05/15/18, market value $2,040,001,095 (repurchase proceeds $2,000,541,667)	2,000,000,000
1,000,000,000	Repurchase agreement with UBS Warburg, dated 09/30/05, due 10/03/05 at 3.350%, collateralized by U.S. Treasury Bonds with various maturities to 01/15/25, market value $1,020,004,792 (repurchase proceeds $1,000,279,167)	1,000,000,000
	Total short-term obligations (Cost of $11,002,674,000)	11,002,674,000
Total investments (Cost of $12,333,485,784)(a)	100.1%	12,333,485,784
Other assets & liabilities, net	(0.1)%	(15,137,251)
Net assets	100.0%	12,318,348,533

Notes to Investment Portfolio:

(a)  Cost for federal income tax purposes is $12,333,485,784.

Acronym	Name
GNMA	Government National Mortgage Association

See Accompanying Notes to Financial Statements.

Columbia Government Reserves

Investment Portfolio  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Government agencies & obligations - 54.0%
	U.S. government agencies & obligations - 54.0%
	Federal Farm Credit Bank
38,298,000	2.500% 11/15/05	38,283,569
125,000,000	3.500% 03/21/07(a)	124,981,593
50,000,000	3.510% 08/02/07(a)	49,990,609
3,000,000	3.616% 10/04/05(a)	2,999,990
25,000,000	3.623% 12/01/06(a)	25,007,914
25,000,000	3.641% 01/03/07(a)	25,007,058
42,425,000	3.714% 08/22/07(a)	42,423,304
50,000,000	3.760% 02/26/07(a)	49,992,992
50,000,000	3.760% 08/24/07(a)	49,985,781
150,000,000	3.775% 08/23/07(a)	149,958,796
50,000,000	3.778% 06/28/06(a)	49,996,111
	Federal Home Loan Bank
10,000,000	2.000% 06/16/06	9,848,548
7,800,000	2.050% 02/10/06	7,768,903
11,235,000	2.250% 10/21/05	11,231,655
51,130,000	2.250% 10/27/05	51,122,187
23,000,000	2.500% 03/30/06	22,848,472
80,000,000	2.500% 04/11/06	79,532,505
3,350,000	2.875% 05/23/06	3,327,009
7,000,000	3.500% 06/06/06	6,977,511
100,000,000	3.590% 06/02/06(a)	99,956,570
50,000,000	3.615% 10/03/05(a)	49,999,873
10,000,000	3.625% 11/15/05	10,009,572
18,600,000	3.625% 05/11/06	18,597,511
80,000,000	3.645% 05/10/06(a)	79,973,368
77,000,000	3.714% 06/12/06(a)	76,989,045
148,000,000	3.730% 06/13/06(a)	147,917,960
27,000,000	3.730% 12/13/06(a)	26,989,375
80,000,000	3.750% 10/03/05(a)	79,999,846
10,000,000	3.794% 12/22/06(a)	9,993,429
100,000,000	3.885% 03/28/06(a)	99,973,279
400,000,000	3.890% 12/29/06(a)	399,749,606
250,000,000	3.914% 04/04/07(a)	249,862,407
36,000,000	4.000% 08/11/06	36,000,000
15,120,000	5.125% 03/06/06	15,209,174
35,000,000	6.500% 11/15/05	35,154,978
11,800,000	Sallie Mae 5.250% 03/15/06	11,869,410
		2,249,529,910
	Total government agencies & obligations (Cost of $2,249,529,910)	2,249,529,910

Par ($)		Value ($)
	Short-term obligations - 52.0%
	U.S. government obligations - 52.0%
	Government & agency discount notes - 52.0%
	Federal Home Loan Bank
534,859,000	(b)10/03/05	534,764,507
200,000,000	(b)10/05/05	199,922,000
28,926,000	(b)10/07/05	28,908,837
398,860,000	(b)10/14/05	398,335,721
65,634,000	(b)10/21/05	65,501,274
200,000,000	(b)11/23/05	198,917,917
381,836,000	(b)11/25/05	379,672,743
108,805,000	(b)11/30/05	108,128,596
134,733,000	(b)02/03/06	133,017,961
120,000,000	1.620% 12/14/05(c)	119,094,733
		2,166,264,289
	Total short-term obligations (Cost of $2,166,264,289)	2,166,264,289
Total investments (Cost of $4,415,794,199)(d)	106.0%	4,415,794,199
Other assets & liabilities, net	(6.0)%	(251,724,546)
Net assets	100.0%	4,164,069,653

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2005.

(b)  Zero coupon bond.

(c)  The rate shown represents the annualized yield at the date of purchase.

(d)  Cost for federal income tax purposes is $4,415,794,199.

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Municipal bonds - 97.2%
	Alabama - 1.3%
5,000,000	AL Birmingham Industrial Development Board, Solid Waste Disposal Revenue, American Cast Iron Pipe Co., Series 2000, LOC: SouthTrust Bank N.A. 2.850% 05/01/25(a)	5,000,000
21,105,000	AL Birmingham Medical Clinic Board Revenue, Medical Advancement Foundation Project, Series 2000 A, LOC: Columbus Bank & Trust 2.920% 09/01/30(a)	21,105,000
3,215,000	AL Birmingham Private Educational Building Authority Revenue, The Altamont School Project, Series 1998, LOC: AmSouth Bank of Alabama 2.800% 04/01/13(a)	3,215,000
6,000,000	AL Birmingham Public Educational Building Authority Revenue,Student Housing Revenue, CHF-UAB II, Series 2005 A, 2.770% 07/01/37(a)	6,000,000
2,000,000	AL Board of Education Revenue, Series 2005, Insured: AMBAC 2.790% 11/01/12(a)(b)	2,000,000
3,005,000	AL Daphne YMCA Public Park & Recreation Board Revenue, YMCA Project, Series 2002, LOC: Legions Bank 2.800% 10/01/22(a)	3,005,000
10,100,000	AL Decatur Industrial Development Board, Environmental Facilities Revenue, BP PLC, 2.930% 11/01/35(a)	10,100,000
1,160,000	AL Dothan Houston County Airport Authority Revenue, PEMCO Aviation Group Project, Series 2002, AMT, LOC: South Trust Bank 2.900% 10/01/17(a)(b)	1,160,000
2,995,000	AL Geneva County Industrial Development Board Revenue, Brooks AG Co., Inc. Project, Series 2002, AMT, LOC: Regions Bank 2.870% 03/01/14(a)	2,995,000
3,500,000	AL Huntsville Industrial Development Board Revenue, Brown Precision Inc. Project, Series 2001, AMT, LOC: First Commercial Bank 2.850% 12/01/19(a)	3,500,000

Par ($)		Value ($)
	Alabama - (continued)
3,450,000	AL Huntsville Solid Waste Disposal Authority & Resources Revenue, Series 2003, AMT, Insured: MBIA 3.000% 10/01/12(a)(c)	3,450,000
3,150,000	AL Scottsboro Industrial Development Board Revenue, Hisan, Inc, Series 2005, AMT, LOC: AmSouth Bank 2.850% 05/01/27(a)	3,150,000
15,700,000	AL Stevenson Industrial Development Board, Environmental Improvement Revenue, Smurfit-Stone Container, LOC: JPMorgan Chase Bank 2.830% 01/01/31(a)	15,700,000
		80,380,000
	Alaska - 0.4%
	AK Housing Finance Corp.,
7,000,000	Series 2002 A, AMT, 2.840% 12/01/36(a)	7,000,000
4,980,000	Series 2005, Insured: FGIC 2.790% 12/01/34(a)(b)	4,980,000
	AK Municipal Board Bank Authority, Series 2004, Insured: MBIA
5,310,000	2.790% 02/15/12(a)(b)	5,310,000
5,780,000	2.790% 01/01/24(a)(b)	5,780,000
		23,070,000
	Arizona - 0.6%
1,770,000	AZ Maricopa County Industrial Development Authority, Solid Waste Disposal Revenue, Series 2004, 2.860% 12/01/31(a)(b)	1,770,000
4,300,000	AZ Maricopa County Pollution Control Corp., Pollution Control Revenue, Series 2005 R-407, Insured: FGIC, LOC: Citibank N.A. 2.790% 08/01/40(a)(b)	4,300,000
	AZ Phoenix Industrial Development Authority:
10,740,000	Series 2005 MT-156, LIQ FAC: Landesbank Hessen- Thuringen 2.840% 08/01/08(a)(b)	10,740,000
11,867,000	Single Family Mortgage Revenue, Series 2002 A, AMT, 3.608% 11/25/05(a)	11,867,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Arizona - (continued)
6,000,000	AZ Pima County Industrial Development Authority, Series 2004, LOC: Branch Banking & Trust 2.770% 04/01/38(a)	6,000,000
		34,677,000
	Arkansas - 0.2%
6,500,000	AR Lowell Industrial Development Revenue, Little Rock Newspapers, Inc., Project, Series 1996, AMT, LOC: Bank of New York 2.850% 06/01/31(a)(b)	6,500,000
	AR Sheridan Industrial Development Revenue:
2,600,000	Centria Project, Series 2000 A, AMT, LOC: PNC Bank 2.900% 08/01/20(a)(b)	2,600,000
1,000,000	H. Robertson Co. Project, Series 1998 B, AMT, LOC: Sheridan Bank 2.850% 08/01/16(a)(b)	1,000,000
		10,100,000
	California - 4.2%
8,960,000	CA ABN AMRO Munitops Certificates Trust, Multi-State Non-AMT Certificates, Series 2004, 2.780% 02/01/11(a)(b)	8,960,000
6,420,000	CA Golden West Schools Financing Authority, Series 2005 PT-3162, Insured: AMBAC, LIQ FAC: Merrill Lynch Capital Services 2.770% 08/01/23(a)(b)	6,419,358
6,815,000	CA Hercules Redevelopment Agency Tax Allocation, Series 2005 PT-3141, Insured: AMBAC, LIQ FAC: Merrill Lynch Capital Services 2.770% 08/01/18(a)(b)	6,814,319
	CA Housing Finance Agency,
24,555,000	Home Mortgage Revenue, Series 2003 U, AMT, Insured: FSA, LOC: Dexia Credit Local 2.990% 02/01/31(a)	24,555,000
	Multi-Family Housing Revenue:
18,900,000	Series 2000 C, AMT, 3.000% 02/01/33(a)	18,900,000
12,785,000	Series 2001 A, AMT, SPA: HELABA 3.000% 02/01/32(a)	12,785,000
15,550,000	Series 2002 C, AMT, SPA: FNMA 2.840% 08/01/37(a)	15,550,000
20,000,000	Series 2000 Q, AMT, Insured: AMBAC, LCO: KBC Bank N.V. 2.810% 02/01/32(a)	19,998,000

Par ($)		Value ($)
	California - (continued)
34,500,000	Series 2004 E-2, AMT, 2.770% 02/01/35(a)	34,500,000
17,420,000	Series 2005 B, AMT, SPA: BNP Paribas 2.750% 02/01/35(a)	17,420,000
68,785,000	CA Los Angeles County Housing Authority, Multi-Family Housing Revenue, Series 2002 PT-639, AMT, LIQ FAC: FHLMC 2.830% 10/01/31(a)(b)	68,785,000
20,075,000	CA Southern Home Financing Authority, Single Family Revenue, Series 2004 B, AMT, 2.780% 02/01/34(a)	20,075,000
		254,761,677
	Colorado - 4.3%
	CO Denver City & County Airport Revenue:
95,100,000	Series 2000 B, AMT, Insured: MBIA, SPA: Bank One N.A. 2.790% 11/15/25(a)	95,100,000
15,000,000	Series 2004 B, AMT, Insured: AMBAC 2.800% 11/15/24(a)	15,000,000
5,995,000	Series 2005 1023, Insured: XLCA, LIQ FAC: JPMorgan Chase Bank 2.790% 05/15/13(a)(b)	5,995,000
4,160,000	Series 2005,AMT, Insured: MBIA 2.830% 11/15/09(a)(b)	4,160,000
1,545,000	CO Denver City & County Special Facility Apartment Revenue, Series 1999 A, AMT, 5.250% 01/01/06	1,556,123
9,585,000	CO Douglas County Multi-Family Revenue Housing, Lincoln Pointe Loft Projects, Series 2003, AMT, LOC: U.S. Bank N.A. 2.900% 02/01/37(a)	9,585,000
4,939,000	CO E-470 Public Highway Authority, Series 2005 Z-7, Insured: MBIA, LIQ FAC: Goldman Sachs 2.830% 10/27/28(a)(b)	4,939,000
10,000,000	CO Educational & Cultural Facilities Authority, EOP Charlotte JW LLC, Series 2005 A, LOC: Sovereign Bank FSB, LOC: KBC Bank N.V. 2.800% 09/01/35(a)	10,000,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Colorado - (continued)
	CO Health Facilities Authority:
7,655,000	Colorado West Regional Mental Health Center, Series 2005, LOC: JPMorgan Chase Bank 2.740% 03/01/30(a)	7,655,000
2,800,000	Crossroads Projects, Series 2004 A, LOC: U.S. Bank N.A. 2.790% 11/01/28(a)	2,800,000
	CO Housing & Finance Authority, Multi-Family Project:
9,090,000	Series 2002 A-1, AMT, 2.840% 10/01/22(a)	9,090,000
10,785,000	Series 2004 I-A, AMT, 2.840% 04/01/45(a)	10,785,000
19,000,000	Series 2002 I-C2, AMT, 2.840% 10/01/32(a)	19,000,000
15,685,000	Single Family Clinic Project, Series 2002 C, AMT, 2.840% 05/01/22(a)	15,685,000
	Single Family Mortgage Revenue:
4,000,000	Series 2002, AMT, 2.840% 11/01/21(a)	4,000,000
17,000,000	Series 2003 B-3, AMT, 2.840% 11/01/26(a)	17,000,000
11,300,000	Series 2005 I-A-4, AMT, 2.550% 03/29/06(a)	11,300,000
10,900,000	CO Moffat County Pollution Control Revenue, National Rural Utility Cooperative Finance Corp., Series 1984, Insured: AMBAC, LOC: JPMorgan Chase Bank 2.840% 07/01/10(a)	10,900,000
6,150,000	CO SCA Tax Exempt Trust, Series 2005 PT-2522, Insured: FSA, LOC: Merrill Lynch Capital Services 2.800% 01/01/30(a)(b)	6,150,000
		260,700,123
	Connecticut - 0.1%
8,235,000	CT Housing Finance Authority, Series 2005, AMT, 2.800% 11/15/09(a)(b)	8,235,000
	Delaware - 0.2%
1,500,000	DE Economic Development Authority, Industrial Development Revenue, Series 1998, AMT, LOC: PNC Bank Delaware 2.900% 09/01/18(a)(b)	1,500,000

Par ($)		Value ($)
	Delaware - (continued)
	DE New Castle County Airport Facility Revenue, Flight Safety International, Inc. Project, Series 2002, AMT:
5,185,000	2.780% 12/01/32(a)	5,185,000
8,500,000	2.810% 09/15/38(a)	8,500,000
		15,185,000
	District of columbia - 2.0%
	DC Columbia Enterprise Zone Revenue, House on F Street Project:
7,500,000	Series 2001, AMT, LOC: Bank of New York 2.800% 05/01/15(a)	7,500,000
5,000,000	Series 2004, AMT, LOC: Bank of Scotland 2.850% 12/01/29(a)	5,000,000
5,000,000	DC Housing Finance Agency, Multi-Family Housing Revenue, Series 1995 A, AMT, 2.900% 08/01/25(a)	5,000,000
2,750,000	DC Metropolitan Airport Authority System, Series 2004, AMT, Insured: MBIA 2.830% 10/01/12(a)(b)	2,750,000
8,360,000	DC Metropolitan Area Transportation Authority, Series 2003, Insured: MBIA 1.950% 01/01/10(a)(c)	8,354,416
81,370,000	DC Metropolitan Columbia Airport Authority System, Series 2004, AMT, Insured: MBIA 2.830% 10/01/21(a)	81,370,000
4,795,000	DC Metropolitan Washington Airports Authority, Airport System Revenue, Series 2005 1017, AMT, Insured: FGIC, LIQ FAC: JPMorgan Chase Bank 2.790% 10/01/11(a)(b)	4,795,000
7,500,000	DC Revenue, National Association of Realtors Project, Series 2003, AMT, LOC: SunTrust 2.800% 12/01/23(a)	7,500,000
		122,269,416
	Florida - 5.2%
	FL Board of Education:
7,630,000	Series 2003, Insured: MBIA 2.780% 01/01/12(a)(b)	7,630,000
28,680,000	Series 2005 PT-2964, Insured: AMBAC, SPA: Merrill Lynch Capital Services 2.780% 07/01/21(a)(b)	28,680,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Florida - (continued)
	FL Brevard County Housing Finance Authority:
13,780,000	Series 2005 MT-112, AMT, SPA: Merrill Lynch Capital Services, GTY AGMT: IXIS Municipal Products, Inc. 2.840% 11/01/14(a)(b)	13,780,000
9,900,000	Series 2005 PT-2815, LIQ FAC: Merrill Lynch Capital Services 2.840% 11/01/14(a)(b)	9,900,000
28,500,000	FL Broward County Port Facilities Revenue Refunding, Port Everglades Project, Series 1998, AMT, Insured: AMBAC 2.880% 09/01/27(a)	28,500,000
8,990,000	FL Collier County Gas Tax Revenue, Series 2005 PT-3011, Insured: AMBAC, LOC: Merrill Lynch Capital Services 2.780% 06/01/24(a)(b)	8,990,000
4,635,000	FL Collier Health Facilities Authority Hospital Revenue, Cleveland Clinic Health, Series 2003 C-1, LOC: JPMorgan Chase Bank 2.800% 09/01/29(a)	4,635,000
1,215,000	FL Fort Walton Beach Industrial Development Revenue, Burton Golf, Inc. Project, Series 1996, AMT, LOC: Columbus Bank & Trust 3.000% 10/01/11(a)(b)	1,215,000
3,380,000	FL Hillsborough County Housing Finance Authority, Multi-Family Revenue, Series 2005 R-366, AMT, Insured: FNMA, LOC: Citibank N.A 2.830% 07/01/22(a)(b)	3,380,000
7,545,000	FL Housing Finance Agency Revenue, Multi-Family Housing Revenue, Lakes of Northdale Project, Series 1984 D, LOC: SouthTrust Bank of Alabama 2.780% 05/15/12(a)	7,545,000
6,300,000	FL Housing Finance Corp., Hunters Run Partners II, Ltd., Series 2003 G, AMT, Insured: FSA 2.810% 06/15/36(a)	6,300,000
8,400,000	Multi-Family Revenue, Clarcona Groves Apartments, Series 2005 A, AMT, 2.780% 09/15/37(a)	8,400,000

Par ($)		Value ($)
	Florida - (continued)
3,500,000	Tuscany Lakes Housing Project, Series 2002 1, AMT, Insured: FNMA 2.830% 11/15/35(a)	3,500,000
15,500,000	FL Jacksonville Aviation Revenue, Series 2005, AMT, Insured: FGIC, LOC: Wachovia Bank N.A. 2.810% 10/01/24(a)	15,500,000
5,500,000	FL Lake County Industrial Development Authority Revenue, Senniger Irrigation Project, Series 2003, AMT, LOC: SunTrust Bank 2.800% 11/01/24(a)	5,500,000
5,000,000	FL Lee County Industrial Development Authority, Utilities Revenue, North Fort Myers Utilities Project, Series 2003 A, AMT, LOC: SunTrust Bank 2.800% 06/01/22(a)	5,000,000
	FL Orange County Housing Finance Authority, Multi- Family Revenue: Fox Chase Partners, Ltd.,
4,000,000	Series 2002 E, AMT, Insured: FNMA 2.770% 08/15/35(a)	3,999,600
2,000,000	Series 2003, AMT, LOC: SouthTrust Bank N.A. 2.810% 08/15/36(a)	2,000,000
8,000,000	FL Orange County Tourist Development Tax, Series 2005 R-424, Insured: AMBAC, LOC: Citibank N.A. 2.790% 10/01/31(a)	8,000,000
	FL Pinellas County Housing Finance Authority: Multi-Family Revenue, Alta Largo Apartments Project, Series 2004, AMT: LOC: AmSouth Bank
5,500,000	2.800% 03/01/26(a)	5,500,000
8,400,000	2.830% 06/01/42(a)	8,400,000
26,025,000	Single Family Mortgage Revenue, Series 2005, AMT, Insured: FGIC 2.840% 05/01/14(a)(b)	26,025,000
6,465,000	FL Reedy Creek Improvement District, Utilities Revenue, Series 2005 PT-2851, Insured: AMBAC, SPA: Merrill Lynch Capital Services 2.780% 10/01/24(a)(b)	6,464,354

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Florida - (continued)
7,000,000	FL St. Johns County Industrial Development Authority Revenue, Series 2004, AMT, LOC: Coastal Bank of Georgia 2.900% 11/01/34(a)	7,000,000
	FL Sunshine State Governmental Financing Commission:
41,667,000	2.630% 10/05/05	41,667,000
5,324,000	2.630% 10/06/05	5,324,000
35,255,000	2.800% 10/03/05	35,255,000
6,295,000	3.000% 10/03/05	6,295,000
		314,384,954
	Georgia - 5.0%
	GA Atlanta Airport Revenue:
12,960,000	Series 2001, AMT, Insured: FGIC 2.830% 01/01/25(a)(b)	12,960,000
	Series 2003, AMT: Insured: FGIC
10,000,000	2.830% 12/30/11(a)(b)	10,000,000
5,390,000	2.830% 01/01/14(a)(b)	5,390,000
4,470,000	Series 2004, AMT, Insured: FGIC 2.830% 01/01/14(a)(b)	4,470,000
12,155,000	Series 2005, AMT, Insured: FGIC 2.830% 01/01/17(a)(b)	12,155,000
	GA Atlanta Urban Residential Finance Authority, Multi-Family Revenue:
5,650,000	Collegetown Harris Project, Series 2003 I, AMT, 2.810% 10/15/36(a)	5,650,000
9,600,000	Housing Market District Project, Series 2004 A, AMT, LOC: Wachovia Bank N.A. 2.800% 11/01/34(a)	9,600,000
14,000,000	M Street Apartments Project, Series 2003, AMT, LOC: Regions Bank 2.820% 03/01/43(a)	14,000,000
25,100,000	Park District Atlantic Project, Series 2002 A, AMT, LOC: SouthTrust Bank 2.840% 12/01/37(a)	25,100,000
5,000,000	GA Bartow County Development Authority, Multi-Family Housing Revenue, Series 2002, AMT, LOC: PNC Bank N.A. 2.840% 02/01/35(a)	5,000,000
6,240,000	GA Carroll County Development Authority, Industrial Revenue, Royal Metal Products Project, Series 2004, AMT, LOC: SunTrust Bank 2.800% 06/01/24(a)	6,240,000

Par ($)		Value ($)
	Georgia - (continued)
22,000,000	GA Cobb County Hospital Authority, Wellstar Cobb Hospital, Series 2004, LOC: SunTrust Bank 2.770% 04/01/34(a)	22,000,000
3,900,000	GA Cobb County Housing Authority, Multi-Family Revenue, Woodchase Village Apartments Project, Series 2003, AMT, LOC: Regions Bank 2.840% 03/15/36(a)	3,900,000
9,215,000	GA Columbia County Development Authority, Multi-Family Revenue, Westwood Club Apartment Project, Series 2002, AMT, LOC: KeyBank N.A. 2.820% 11/15/35(a)	9,215,000
11,450,000	GA Columbus Hospital Authority, St. Francis Hospital, Inc., Project, Series 2000 A, LOC: Columbus Bank & Trust 2.790% 01/01/31(a)(b)	11,450,000
7,475,000	GA DeKalb County Housing Authority, Multi-Family Revenue, Stone Mill Run Apartments Project, Series 1995 A, AMT, LOC: First Tennessee Bank N.A. 2.840% 08/01/27(a)(b)	7,475,000
3,240,000	GA Dooly County Industrial Development Authority Revenue, Hambug Enterprises Project, Series 2003, AMT, LOC: Fifth Third Bank 2.840% 12/01/17(a)(b)	3,240,000
3,000,000	GA Douglas County Development Authority, Colonial Hills School Property Project, Series 2004, LOC: Branch Banking & Trust 2.770% 06/01/24(a)(b)	3,000,000
8,000,000	GA East Point Housing Authority Multi-Family Revenue, Village Highlands Apartments Project, Series 2004, AMT, LOC: SunTrust Bank 2.800% 07/01/37(a)	8,000,000
4,620,000	GA Franklin County Industrial Building Authority Revenue, Bosal Industries Georgia, Inc. Project, Series 1995, LOC: Standard Federal Bank 2.810% 08/01/10(a)	4,620,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Georgia - (continued)
	GA Fulton County Development Authority Airport Facilities Revenue, Flight Safety International, Inc. Project, Series 1999 B, AMT:
34,770,000	2.780% 12/01/18(a)	34,770,000
9,350,000	2.780% 12/01/28(a)	9,350,000
20,000,000	GA Fulton County Housing Authority, Multi-Family Housing Revenue, Series PT-469, Insured: FHLMC, 2.650% 12/01/32(a)(c)	20,000,000
3,900,000	GA Fulton County Industrial Development Authority Revenue, Leggett & Platt, Inc. Project, Series 1992 A, AMT, LOC: Wachovia Bank of Georgia 2.950% 06/01/27(a)(b)	3,900,000
6,660,000	GA Gwinnett County Development Authority, Certificates of Participation, Series 2004, Insured: MBIA 2.790% 01/01/21(a)(b)	6,660,000
5,000,000	GA Kennesaw Development Authority Housing, Walton Ridenour Apartments Project, Series 2004, AMT, LOC: SunTrust Bank 2.800% 04/01/37(a)	5,000,000
7,965,000	GA Marietta Housing Authority, Multi-Family Revenue, Gables Realty LP, Series 1994, LIQ FAC: FHLMC 2.750% 07/01/24(a)	7,965,000
6,280,000	GA Metropolitan Atlanta Rapid Transit Authority, Georgia Sales Tax Revenue, Series 2005 A, Insured: FGIC, LOC: Citibank N.A. 2.790% 07/01/13(a)(b)	6,280,000
7,260,000	GA Private Colleges & Universities Authority, Mercer University Project, Series 2003, LOC: Branch Banking & Trust 2.850% 10/01/32(a)	7,260,000
475,000	GA Thomasville Payroll Development Authority, Scruggs Co. Project, Series 2000, LOC: First Union National Bank 2.900% 08/01/10(a)(b)	475,000
6,800,000	GA Toombs County Development Authority Industrial Development Revenue, Series 2005, AMT, LOC: National City Bank 2.860% 08/01/30(a)	6,800,000

Par ($)		Value ($)
	Georgia - (continued)
7,500,000	GA Urban Residential Finance Authority, Multi-Family Revenue, Lindbergh City Center Apartment, Series 2004, LOC: Regions Bank 2.820% 11/01/44(a)	7,500,000
		299,425,000
	Hawaii - 0.8%
2,675,000	HI Airports System Revenue, Series 2004, AMT, 2.830% 01/01/10(a)(b)	2,675,000
1,690,000	HI Apartments System Revenue, Series 2004, AMT, Insured: FGIC: 2.830% 01/01/10(a)(b)	1,690,000
	HI Honolulu City & County:
16,700,000	GO, Series 2001 C, Insured: FGIC 2.280% 12/01/08(a)	16,700,000
4,195,000	Multi-Family Revenue, Series 2005 PT-3151, Insured: GNMA, SPA: Merrill Lynch Capital Services 2.830% 06/20/35(a)(b)	4,195,000
16,700,000	Series 2004 C, AMT, Insured: FGIC 2.280% 12/01/10(a)	16,700,000
	HI State,
3,990,000	Series 2004, Insured: MBIA 2.790% 10/01/24(a)	3,990,000
		45,950,000
	Idaho - 1.4%
	ID Housing & Finance Association:
4,100,000	Series 2002 A-38, AMT, LOC: Wachovia Bank N.A. 2.820% 07/01/32(a)(b)	4,100,000
	Single Family Mortgage Revenue:
13,485,000	Series 2002 D, AMT, 2.840% 07/01/33(a)	13,485,000
9,945,000	Series 2003 C, AMT, 2.840% 07/01/34(a)	9,945,000
15,000,000	Series 2004 C, AMT, LIQ FAC: Lloyds TSB Bank PLC 2.840% 01/01/36(a)	15,000,000
18,900,000	Series 2004 D, 2.840% 01/01/36(a)	18,900,000
10,000,000	Series 2005 B, AMT, LOC: Lloyds TSB Bank PLC, GTY AGMT: Transamerica Occid Life Insurance, Inc. 2.830% 07/01/36(a)	10,000,000
8,900,000	Series 2005 D, AMT, SPA: Lloyds TSB Bank PLC 2.840% 01/01/37(a)	8,900,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Idaho - (continued)
2,000,000	ID Power County Industrial Development Revenue, FMC Corp. Project Series 2001, AMT, LOC: Wachovia Bank N.A 2.800% 04/01/14(a)	2,000,000
		82,330,000
	Illinois - 5.1%
1,795,000	IL Addison Industrial Development Revenue, Stand Fast Packaging Products, Series 1996, AMT, LOC: LaSalle Bank 2.910% 07/01/21(a)(b)	1,795,000
2,735,000	IL Boone McHenry & DeKalb Counties Community Unit School District No. 100, Series 2005 PZ-50, Insured: MBIA, LIQ FAC: Merrill Lynch Capital Services 2.830% 12/01/23(a)(b)	2,735,000
830,000	IL Carol Stream Industrial Development Revenue, MAAC Machinery Co. Project, Series 1999, AMT, LOC: Northern Trust Co. 2.900% 04/01/24(a)	830,000
	IL Chicago Industrial Development Revenue:
1,185,000	Bullen Midwest Inc. Project, Series 1997, AMT, 2.890% 11/01/17(a)	1,185,000
	Eli's Chicago's Finest Inc.,
1,500,000	Series 1996, AMT, LOC: LaSalle Bank 2.820% 11/01/26(a)	1,500,000
	IL Chicago Multi-Family Housing Revenue:
13,790,000	Concordia Place Apartments Project, Series 2003, AMT, LOC: Harris Trust & Services 2.800% 07/01/34(a)	13,790,000
1,470,000	North Larrabee Project, Series 2001 A, AMT, LOC: Harris Trust & Savings Bank 2.910% 04/01/36(a)	1,470,000
3,780,000	Renaissance Saint Luke Project, Series 2004 A, AMT, LOC: Harris Trust & Savings Bank 2.910% 01/01/39(a)	3,780,000
	IL Chicago O'Hare International Airport Revenue: Series 2003, AMT: Insured: FSA
5,500,000	2.830% 07/01/11(a)(b)	5,500,000
5,200,000	2.830% 01/01/22(a)(b)	5,200,000

Par ($)		Value ($)
	Illinois - (continued)
3,145,000	Series 2003,AMT, Insured: MBIA 2.830% 07/01/08(a)(b)	3,145,000
9,995,000	Series 2003, Insured: FSA 2.830% 07/01/11(a)(b)	9,995,000
12,105,000	Series 2004, AMT, Insured: AMBAC 2.830% 11/08/08(a)(b)	12,105,000
4,000,000	Series 2004, Insured: MBIA 2.830% 01/01/17(a)(b)	4,000,000
2,010,000	IL Chicago Wastewater Transmission Revenue, Series 2004, Insured: MBIA 2.830% 01/01/22(a)(b)	2,010,000
	IL Chicago:
3,000,000	Equipment Notes Series 1997, LOC: Harris Trust & Savings Bank 2.350% 01/01/06(a)	3,000,000
1,000,000	Series 2005 D, Insured: FSA, LOC: Dexia Credit Local 2.750% 01/01/40(a)	1,000,000
2,815,000	IL Cook County Illinois, GO, Series 2003, Insured: MBIA 2.790% 11/15/21(a)(b)	2,815,000
	IL Development Finance Authority Industrial Development Revenue:
2,500,000	Affordable Housing Revenue, Cinnamon Lake Towers Project, Series 1997, AMT, LOC: Bank One N.A. 2.830% 04/15/37(a)	2,500,000
1,400,000	Campagna-Turano Bakery Project, Series 2000, AMT, LOC: American National Bank & Trust 2.930% 08/01/25(a)(b)	1,400,000
3,950,000	Clingan Steel Inc. Project, Series 2003, AMT, LOC: LaSalle National Bank 2.980% 12/01/23(a)(b)	3,950,000
3,640,000	Feltes Sand & Grave Co. Project, Series 2003, AMT, LOC: LaSalle Bank N.A. 2.820% 12/01/18(a)	3,640,000
5,415,000	Groot Industries Inc. Project, Series 2003, LOC: Bank One N.A. 2.930% 12/01/23(a)(b)	5,415,000
1,100,000	Jewish Council Youth Service Project, Series 2003, LOC: Harris Trust Bank 2.860% 09/01/28(a)	1,100,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Illinois - (continued)
1,150,000	Knead Dough Banking Co., Series 2000, AMT, LOC: Bank One N.A. 2.930% 09/01/25(a)	1,150,000
6,000,000	Lifesource Project, Series 2000, LOC: PNC Bank N.A. 2.780% 06/01/20(a)	6,000,000
1,400,000	Park Ridge Youth Campus Project, Series 1998, LOC: Northern Trust 2.850% 09/01/18(a)(b)	1,400,000
2,340,000	Rainbow Graphics Inc. Project, Series 2003, AMT, Bank One N.A. 3.100% 08/01/23(a)(b)	2,340,000
1,550,000	Royal Continental Box Project, Series 1995 B, AMT, LOC: LaSalle National Bank 2.820% 04/01/10(a)	1,550,000
4,055,000	Ruebenson Real Estate LLC, Series 1999 A, LOC: National City Bank N.A. 2.860% 06/01/24(a)	4,055,000
3,100,000	Series 1990 A, AMT, LOC: Bank One Kentucky N.A. 2.800% 01/01/10(a)	3,100,000
7,500,000	Sexton Energy Project, Series 2003, AMT, LOC: Fifth Third Bank 2.820% 10/01/23(a)	7,500,000
2,800,000	Unique Building Corp. Project, Series 1989, AMT, LOC: American National Bank & Trust Co. 2.970% 05/01/19(a)	2,800,000
4,100,000	WM Plastics Project, Series 2001, AMT, LOC: LaSalle Bank N.A. 2.820% 08/01/26(a)	4,100,000
	IL Development Finance Authority, Multi-Family Revenue:
5,405,000	West Chicago Senior Apartment Project, Series 2003, AMT, LOC: Citibank N.A. 2.840% 12/01/13(a)(b)	5,405,000
6,700,000	Series 2003,AMT, LOC: Citibank N.A. 2.850% 02/01/38(a)	6,700,000
3,045,000	IL Educational Facilities Authority Revenue, Chaplin Hall Center Children Project, Series 2003, 2.770% 07/01/24(a)(b)	3,045,000
2,270,000	IL Elgin Industrial Development Revenue, Nelson Graphic, Inc. Project Series 2000, AMT, 2.820% 05/01/20(a)	2,270,000

Par ($)		Value ($)
	Illinois - (continued)
1,900,000	IL Elmhurst Industrial Development Revenue, John Sakash Co. Project Series 2000, AMT, LOC: Citibank N.A. 2.820% 02/01/25(a)	1,900,000
	IL Finance Authority:
13,350,000	Alexian Brothers Health System, Series 2005 C, Insured: FSA, SPA: Harris Bank 2.750% 01/01/18(a)	13,349,866
8,500,000	Economic Development Revenue, Addison 450 LP Project, Series 1989, AMT, LOC: American National Bank & Trust Co. 2.830% 10/15/34(a)	8,500,000
	IL Gurnee Industrial Development Revenue:
810,000	Kenall Manufacturing Co. Project, Series 1998, 2.910% 03/01/18(a)	810,000
5,630,000	Little Lady Foods, Inc. Project, Series 2002, AMT, LOC: LaSalle Bank 2.820% 12/01/22(a)	5,630,000
25,840,000	IL Health Facilities Authority Revenue, Series 2004, Insured: MBIA 2.150% 12/23/05(a)(c)	25,840,000
	IL Housing Development Authority, Multi-Family Revenue:
3,325,000	Mattoon Towers Project, Series 2004, AMT, LOC: First National Bank 2.790% 01/01/34(a)	3,325,000
4,500,000	Series 2005, AMT, LOC: Harris N.A. 2.820% 09/01/35(a)	4,500,000
6,300,000	Spring Creek Project, Series 2004, AMT, LOC: LaSalle Bank N.A. 2.800% 04/01/34(a)	6,300,000
4,300,000	IL Industrial Development Revenue, Enterprise Center X Project, Series 1992, AMT, Insured: LaSalle National Bank 2.820% 06/01/22(a)	4,300,000
1,500,000	IL Lombard Village Industrial Projects, B&H Partnership Project, Series 1995, LOC: LaSalle Bank N.A. 3.150% 10/01/13(a)	1,500,000
9,835,000	IL McLean & Woodford Counties School District No. 005, GO, Series 2003, Insured: FSA 2.790% 12/01/09(a)(b)	9,835,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Illinois - (continued)
	IL Metropolitan Pier & Exposition Authority Dedicated State Tax, Series 2004:
7,875,000	Insured: FGIC
	2.830% 05/22/24(a)(b)	7,875,000
	Insured: MBIA
7,360,000	2.830% 12/15/25(a)(b)	7,360,000
4,170,000	2.880% 12/15/33(a)(b)	4,170,000
9,295,000	Series 2005 Z-1, Insured: MBIA 2.830% 12/15/26(a)(b)	9,295,000
2,150,000	IL Multi-Family Housing Revenue, Series 2001 B, LOC: Harris Trust & Savings 2.910% 04/01/09(a)	2,150,000
2,980,000	IL New Lenox Industrial Development Revenue, Panduit Corp. Project, Series 1990, AMT, LOC: Fifth Third Bank 2.920% 07/01/15(a)	2,980,000
3,670,000	IL Palos Hills Multi-Family Housing Revenue, Green Oaks Project, Series 1998, AMT, 2.820% 08/01/29(a)(b)	3,670,000
1,700,000	IL Savanna Industrial Development Revenue, Metform Corp. Project, Series 1994 B, AMT, LOC: Bank One N.A. 2.830% 06/01/09(a)	1,700,000
1,940,000	IL Tinley Park Industrial Development Revenue, Beverly Manufacturing Co. Project, Series 1997 A, AMT, LOC: American National Bank & Trust 2.980% 09/01/17(a)	1,940,000
5,265,000	IL University, Certificates of Participation, Series 2004, Insured: FGIC 2.790% 03/01/11(a)(b)	5,265,000
2,275,000	IL Upper River Valley Development Authority Industrial Development Revenue, Clover Properties LLC Project, Series 2000, AMT, LOC: LaSalle Bank N.A. 2.820% 07/01/20(a)(b)	2,275,000
1,375,000	IL Urbana Multi-Family Housing Revenue, Prarie Green II Apartment Project, Series 2000, AMT, LOC: LaSalle Bank N.A. 2.820% 06/01/29(a)	1,375,000

Par ($)		Value ($)
	Illinois - (continued)
14,945,000	IL Will County Community School District No. 161 Summit Hill, Series PT-2862, Insured: FGIC, LOC: Merrill Lynch Capital Services 2.700% 01/01/25(a)(b)	14,945,000
6,000,000	IL Will County Exempt Facilities Revenue, BP Amoco PLC, Series 2001, AMT, 2.930% 07/01/31(a)	6,000,000
8,720,000	IL Winnebago County, Series PT-2930, Insured: MBIA, LOC: Merrill Lynch Capital Services 2.790% 12/30/24(a)(b)	8,720,000
		310,784,866
	Indiana - 3.5%
	IN Airport Authority:
35,000,000	2.550% 10/05/05	35,000,000
22,500,000	2.800% 10/24/05	22,500,000
2,800,000	IN Allen County Multi-Family Housing Redevelopment, Revenue Refunding, Woodland Crest Hill Project, Series 1999, AMT, 2.980% 08/01/17(a)(b)	2,800,000
2,885,000	IN Bloomington Multi-Family Revenue, Willow Manor Apartments Project, Series 2002, AMT, LOC: Fifth Third Bank 2.840% 11/01/32(a)	2,885,000
1,765,000	IN Burns Harbor Industrial Economic Development Revenue, Dennen Steel Corp. Project, Series 2003, AMT, LOC: Standard Federal Bank 2.820% 12/01/23(a)	1,765,000
350,000	IN Crawfordsville Economic Development Revenue, Precision Plastics of Indiana Series 1992, AMT, LOC: Northern Trust Co. 2.850% 06/01/07(a)	350,000
700,000	IN Development Finance Authority, Economic Development Revenue, Patriot Homes Inc. Project, Series 1995, AMT, LOC: Bank One Indiana N.A. 2.930% 01/01/10(a)(b)	700,000
1,500,000	IN Elkhart Economic Development Revenue, Vahala Foam Enterprises Project, Series 2002, AMT, LOC: Bank One N.A. 2.980% 09/01/17(a)(b)	1,500,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Indiana - (continued)
2,075,000	IN Elkhart Industrial Development Revenue, Kibbe Properties LLC, Series 2002, AMT, LOC: National City Bank of Indiana 2.860% 06/01/27(a)	2,075,000
1,780,000	IN Evansville Economic Development Revenue, B & M Plastics, Inc. Project, Series 2002, AMT, LOC: Fifth Third Bank N.A. 2.840% 12/01/17(a)	1,780,000
18,000,000	IN Finance Authority, 2.800% 11/02/05	18,000,000
5,700,000	IN Garrett Economic Development Revenue, Series 2005, AMT, LOC: National City Bank 2.860% 01/01/21(a)	5,700,000
	IN Gibson County Pollution Control Revenue, Toyota Motor Manufacturing Project:
5,000,000	Series 1997, AMT, 2.800% 10/01/27(a)	5,000,000
7,000,000	Series 1999, AMT, 2.800% 01/01/29(a)	7,000,000
	Series 2000 A, AMT:
10,000,000	2.800% 01/01/28(a)	10,000,000
6,000,000	2.800% 01/01/30(a)	6,000,000
5,000,000	Series 2001 B, AMT, 2.800% 09/01/31(a)	5,000,000
3,182,000	IN Greencastle Economic Development, Revenue Refunding, Round Barn Manor Project, Series 2003 A, AMT, 2.820% 01/01/28(a)	3,182,000
2,000,000	IN Greencastle Industrial Development Revenue, Crown Equipment Corp. Project, Series 1996, AMT, LOC: KeyBank N.A. 2.850% 02/01/11(a)(b)	2,000,000
	IN Health Facility Financing Authority:
595,000	Cardinal Center, Inc. Project, Series 1996 A, LOC: KeyBank N.A. 2.820% 12/01/16(a)(b)	595,000
15,700,000	Hospital Revenue, Daughters of Charity, Series 1993, 5.750% 11/15/22	15,872,072
8,310,000	IN Housing Finance Authority, Multi-Family Revenue, Series 1997 M-A, AMT, LOC: FHLB 2.830% 01/01/29(a)	8,310,000

Par ($)		Value ($)
	Indiana - (continued)
4,585,000	IN Indianapolis Local Public Improvement Bond Bank, Series 2004, AMT, Insured: MBIA 2.830% 01/01/17(a)(b)	4,585,000
8,185,000	IN Industrial Resource Recovery Revenue, Ogden Martin Systems, Inc. Project, Series 1996, Insured: AMBAC 6.750% 12/01/05	8,243,557
5,250,000	IN Jeffersonville Economic Development Revenue, Amatrol Project, Series 2003, AMT, LOC: National City Bank of Kentucky 2.860% 04/01/23(a)(b)	5,250,000
2,665,000	IN Jeffersonville Industrial Economic Development Revenue, Eagle Steel Products, Inc. Project, Series 2001, AMT, LOC: Fifth Third Bank 2.840% 08/01/21(a)(b)	2,665,000
1,000,000	IN Lagrange Economic Development Revenue, LA Investments LLC, Series 1999, AMT, LOC: Bank One Indiana N.A. 2.930% 08/01/13(a)	1,000,000
	IN Transportation Finance Authority, Highway Revenue, Series 2004: Insured: FGIC
6,130,000	2.790% 12/01/14(a)(b)	6,130,000
6,000,000	2.790% 12/01/25(a)(b)	6,000,000
4,730,000	IN Washington County Industrial Economic Development Revenue, Frank Miller Lumber Co. Project, Series 2001, AMT, LOC: National City Bank of Indiana 2.860% 08/01/16(a)(b)	4,730,000
	IN Whiting Indiana Environmental Facilities Revenue:
4,485,000	BP Amoco PLC, Series 2000, AMT, 2.930% 07/01/31(a)	4,485,000
12,300,000	BP Products North America, Inc., Series 205, AMT, 2.830% 07/01/40(a)	12,300,000
		213,402,629
	Iowa - 1.4%
	IA Clinton Industrial Development Revenue, Sethness Products Co.:
2,500,000	Series 1996, AMT, LOC: Northern Trust Co. 2.850% 09/01/11(a)	2,500,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Iowa - (continued)
4,500,000	Series 2004, LOC: Northern Trust Co. 2.850% 12/01/22(a)	4,500,000
	IA Finance Authority:
11,000,000	Family Revenue, Mortgage Backed Securities Program, Series 2004, AMT, Insured: GNMA/FNMA 2.790% 07/01/34(a)	11,000,000
35,000,000	Health Care Facilities Revenue, Iowa Health System, Series 2005 A-3, Insured: FGIC,: 2.740% 02/15/35(a)	35,000,000
3,720,000	Industrial Development Revenue, US Filter Operating Services, Inc., Series 2001 A, LOC: Societe Generale 2.840% 11/01/17(a)	3,720,000
	Single Family Mortgage Revenue:
6,880,000	Series 2002 A-46, AMT, 2.820% 07/01/24(a)	6,880,000
5,405,000	Series 2003 F, Insured: GNMA/FNMA, LOC: Wells Fargo Bank N.A. 2.830% 01/01/33(a)	5,405,000
12,500,000	Series 2004 B, AMT, Insured: GNMA/FNMA,
	SPA: DEFPA Bank PLC 2.790% 07/01/34(a)	12,500,000
1,000,000	IA West Burlington Industrial Development Revenue, Borhi Oil Hydraulic Project, Series 2001 B,AMT, LOC: American National Bank & Trust 2.930% 01/01/11(a)(b)	1,000,000
		82,505,000
	Kansas - 0.4%
3,200,000	KS Burlington Kan Poll 2.750% 10/04/05	3,200,000
9,200,000	KS Development Finance Authority, Exempt Facilities Revenue, Seaboard Project, Series 1995 A, AMT, LOC: Bank of New York 2.800% 12/01/25(a)(b)	9,200,000
2,200,000	Multi-Family Revenue, Delaware Highlands, Series 2005 C, AMT, LOC: Arvest Bank 2.850% 12/01/36(a)	2,200,000
5,400,000	KS Fredonia Revenue, Systech Environmental Corp. Project, Series 1989, AMT, LOC: Banque National de Paris 2.800% 02/01/07(a)	5,400,000

Par ($)		Value ($)
	Kansas - (continued)
1,885,000	KS Sedgwick & Shawnee County Single Family Revenue, Series 2002, 2.830% 12/01/27(a)(b)	1,885,000
		21,885,000
	Kentucky - 2.2%
9,995,000	KY ABN AMRO Munitops Certificate Trusts, Series 2005, Insured: FGIC, SPA: ABN AMRO Bank N.V. 2.780% 05/15/12(a)(b)	9,995,000
7,410,000	KY Campbellsville-Taylor County Industrial Development Revenue, Airguard Industrial, Inc. Project, Series 2001, AMT, LOC: Northern Trust Co. 2.850% 05/01/31(a)	7,410,000
5,000,000	KY Carroll County Industrial Development Revenue, Kentucky Ladder Co. Project, Series 1990, AMT, LOC: Bankers Trust Co. 3.030% 09/01/10(a)	5,000,000
	KY Danville City:
18,000,000	2.600% 10/07/05	18,000,000
1,630,000	2.650% 10/03/05	1,630,000
51,775,000	2.800% 10/03/05	51,775,000
4,125,000	KY Daviess County Health Care Revenue, Wendell Fosters Campus for Development Project, Series 2001, AMT, LOC: National City Bank 2.820% 05/01/21(a)(b)	4,125,000
4,235,000	KY Daviess County Industrial Building Revenue, Packaging Project, Series 2003, AMT, LOC: National Bank of Kentucky 2.860% 05/01/18(a)(b)	4,235,000
2,250,000	KY Glasgow Industrial Building Revenue, Poly-Tech Corp. Project, Series 1994, LOC: Fifth Third Bank 2.850% 05/01/14(a)	2,250,000
1,910,000	KY Greenup County Revenue, Pathways Project, Series 2004, LOC: Fifth Third Bank 2.770% 12/01/18(a)(b)	1,910,000
	KY Jefferson County Industrial Building Revenue,
3,650,000	Dant Growth LLC Project, Series 2002, AMT, LOC: Bank One Kentucky N.A. 3.120% 09/01/22(a)(b)	3,650,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Kentucky - (continued)
765,000	Seven Counties Services. Inc., Series 1996, Bank One of Kentucky N.A. 2.780% 06/01/11(a)(b)	765,000
1,000,000	KY Jefferson County Retirement Home Revenue, Nazareth Library Project, Series 1999, LOC: Fifth Third Bank 2.770% 10/01/19(a)(b)	1,000,000
150,000	KY Jeffersontown Industrial Building Revenue, Rague Food Systems, Inc., Series 1995, AMT ,LOC: PNC Bank N.A. 2.900% 04/01/20(a)(b)	150,000
2,475,000	KY Lexington-Fayette Urban County Educational Facilities Revenue, Lexington School Project, Series 2003, 2.770% 05/01/25(a)(b)	2,475,000
2,000,000	KY Louisville & Jefferson County Metropolitan Government Industrial Development Revenue, First Trust Restoration Partners, Series 2005 A, AMT, LOC: Regions Bank 2.850% 01/01/11(a)	2,000,000
6,000,000	KY Minor Lane Heights Solid Waste Disposal Revenue, Waste Management Kentucky LLC Project, Series 2003, AMT, LOC: Wachovia Bank N.A. 2.850% 03/01/21(a)	6,000,000
	KY Property & Buildings Commission Revenue:
2,000,000	Series 2003 No.77, Insured: MBIA 5.000% 08/01/06	2,038,246
3,000,000	Series 2004, Insured: FSA 2.790% 10/01/18(a)	3,000,000
1,000,000	KY Rural Economic Development Authority Revenue, Heaven Hill Project, Series 1991, AMT, LOC: PNC Bank N.A. 2.850% 10/01/16(a)	1,000,000
2,230,000	KY Shelby Industrial Building Revenue, Truss Co., Inc. Kingbook Project, Series 1998, AMT, LOC: Fifth Third Bank 2.850% 06/01/18(a)(b)	2,230,000

Par ($)		Value ($)
	Kentucky - (continued)
2,100,000	KY West Buechel Industrial Building Revenue, Berby Fabricating LLC Project, Series 2004, AMT, LOC: Fifth Third Bank 2.840% 06/01/24(a)	2,100,000
		132,738,246
	Louisiana - 1.8%
5,100,000	LA Calcasieu Parish, Inc. Industrial Development Board Revenue, Hydroserve Westlake Project, Series 1999, AMT, LOC: Bank One Chicago N.A. 2.850% 12/01/24(a)	5,100,000
4,000,000	LA Denham Springs-Livingston Housing & Mortgage Finance Authority, Series 2004 A, 3.060% 12/01/07(a)	4,000,000
8,205,000	LA Jefferson Parish School Board, Series 2005 PT-2820, Insured: AMBAC, LIQ FAC: Merrill Lynch Capital Services 2.790% 02/01/25(a)(b)	8,205,000
6,400,000	LA Jefferson Sales Tax District, Special Sales Tax Revenue, Series 2005 DB-156, Insured: AMBAC, LIQ FAC: Deutsche Bank A.G. 2.790% 12/01/20(a)(b)	6,399,360
	LA Plaquemines Parish, Environmental Revenue: BP Exploration & Oil, Inc.:
21,750,000	Series 1994, AMT, 2.930% 05/01/25(a)	21,750,000
8,950,000	Series 1995, AMT, GTY AGMT: British Petroleum Co. 2.930% 10/01/24(a)	8,950,000
	LA Plaquemines Port Harbor & Terminal District,
	Port Facilities Revenue, International Marine Terminal Partnership:
2,000,000	Series 1984 A, LOC: KBC Bank N.V. 2.600% 03/15/25(a)	1,992,748
20,000,000	Series B, 2.600% 03/15/06(a)	20,000,000
13,255,000	LA St. Tammany Public Transportation Financing Authority, Chris T. Wood Project, Series 1995 A, LOC: LaSalle Bank 9.000% 11/15/25	13,762,124
20,920,000	LA State, Series 2005 MT-158, Insured: AMBAC, LIQ FAC: BNP Paribas 3.140% 10/15/18(a)(c)	20,920,000
		111,079,232

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Maine - 0.6%
	ME Housing Authority, Mortgage Revenue, Series 2004 B-3, AMT:
9,000,000	2.800% 11/15/35	9,000,000
5,000,000	2.800% 11/15/38	5,000,000
11,000,000	LOC: State Street Bank & Trust Co., 2.800% 11/15/27	11,000,000
11,600,000	ME Public Utility Financing Bank, Public Utility Revenue, Maine Public Service Co. Project, Series 1996, AMT, LOC: Bank of New York 2.850% 04/01/21	11,600,000
		36,600,000
	Maryland - 1.3%
5,350,000	MD Carroll County Commissioners Economic Development Revenue, Shelter System Limited Facility, Series 2004, AMT, LOC: Branch & Banking Trust 2.870% 07/01/24(a)(b)	5,350,000
49,300,000	MD Community Development Administration Department Housing & Community Development, Series 2004 K, AMT, 2.100% 03/01/32(a)	49,300,000
	MD Montgomery County Housing Opportunities Commission:
16,000,000	Housing Revenue, Series 2005 I, AMT, Insured: FNMA, 2.810% 10/15/39(a)	16,000,000
5,900,000	Wisconsin Park Associates, Ltd., Series 2000 I, AMT, Insured: FNMA 2.780% 06/01/30(a)	5,900,000
		76,550,000
	Massachusetts - 0.8%
40,000,000	MA Commonwealth of Massachusetts 2.460% 10/04/05	40,000,000
8,000,000	MA Development Finance Agency, Multi-Family Revenue, Series 2004 A, LOC: PNC Bank N.A. 2.790% 12/01/37(a)	8,000,000
2,500,000	MA Port Authority, Series 2005 R-388, AMT, Insured: AMBAC, LIQ FAC: Citibank N.A. 2.810% 01/01/22(a)(b)	2,500,000
		50,500,000

Par ($)		Value ($)
	Michigan - 5.0%
36,705,000	MI Detroit Water Supply Systems Revenue, Series 2004 B, Insured: MBIA, LOC: Dexia Credit Local 2.750% 07/01/23(a)	36,704,266
8,000,000	MI Hospital Finance Authority Revenue, Genesys Health Systems, Series 1995 A, 8.125% 10/01/21	8,160,000
	MI Housing Development Authority, Multi-Family Revenue:
9,500,000	Canterbury Project, Series 2003 A, AMT, LOC: LaSalle Bank 2.810% 06/01/38(a)	9,500,000
2,820,000	River Place Plaza Apartments, Series 2000, AMT, LOC: Bank of New York 2.790% 06/01/18(a)	2,820,000
	Rental Housing Revenue:,
10,000,000	Series 2000 A, AMT, Insured: MBIA, LOC: Morgan Guaranty Trust Co. 2.790% 10/01/37(a)	10,000,000
4,195,000	Series 2001, Insured: MBIA 2.780% 12/01/05(a)(b)	4,195,000
43,245,000	Series 2005 A, AMT, Insured: FSA, LOC: DEPFA Bank PLC: 2.780% 04/01/40(a)	43,245,000
31,980,000	Rental Housing Revenues, Series 2002 A, AMT, Insured: MBIA, LOC: Landesbank Hessen-Thuringen 2.800% 04/01/37(a)	31,980,000
2,150,000	MI Livonia Economic Development Corp., Foodland Distributions Project, Series 1986 A, LOC: Comerica Bank 2.710% 12/01/11(a)	2,150,000
	MI State,
22,005,000	GO: 1.900% 10/05/05	22,005,000
4,460,000	City School District, Series 2004, Insured: FGIC 2.780% 11/01/20(a)(b)	4,460,000
42,150,000	Series 2004, 2.200% 10/05/05	42,150,000
	MI Strategic Fund Limited Obligation Revenue:
6,765,000	American Autocoat, Inc., Series 2002, AMT, LOC: Fifth Third Bank 2.840% 10/01/22(a)	6,765,000
3,050,000	B & C Leasing LLC, Series 1999, AMT, LOC: LaSalle Bank 2.850% 07/01/24(a)	3,050,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Michigan - (continued)
2,210,000	Home, Inc., Series 2002, AMT, LOC: Fifth Third Bank 2.840% 11/01/22(a)	2,210,000
15,200,000	MI Strategic Fund Solid Waste Disposal Revenue, Grayling Generating Project, Series 1990, AMT, LOC: Barclays Bank of New York 2.800% 01/01/14(a)	15,200,000
	MI Wayne County Airport Authority Revenue:
18,140,000	Series 2005 MT-115, Insured: MBIA, LIQ FAC: Svenska Handelsbank 2.830% 12/01/17(a)(b)	18,140,000
18,400,000	Series 2005 PT-2667, AMT, Insured: MBIA, LIQ FAC: Merrill Lynch Capital Services 2.830% 12/01/23(a)(b)	18,400,000
19,000,000	Series 2005, AMT, Insured: MBIA, LIQ FAC: Citibank N.A. 2.830% 07/01/28(a)(b)	19,000,000
		300,134,266
	Minnesota - 1.4%
4,000,000	MN Higher Education Facilities Authority Revenue, Hamline University, Series 2005 6-E1, LOC: Harris Bank N.A. 2.770% 10/01/16(a)	4,000,000
	MN Housing Finance Agency, Residential Housing Revenue:
40,605,000	Series 2005 E, AMT, LOC: IXISFunding Corp. 2.950% 05/18/06	40,605,000
15,000,000	Series 2005 F, AMT, 2.950% 05/18/06	15,000,000
	MN Minneapolis Multi-Family Housing Revenue:
2,000,000	Driftwood Apartments Project, Series 2002, AMT, LOC: U.S. Bank 2.840% 10/01/24(a)	2,000,000
3,000,000	Gateway Real Estate Project, Series 2002, AMT, LOC: LaSalle Bank 2.790% 10/01/32(a)	3,000,000
	MN Minneapolis St. Paul Metropolitan Airports Commission Airport Revenue:
11,670,000	Series 2004, AMT, Insured: FGIC 2.830% 09/03/09(a)(b)	11,670,000
2,570,000	Series 2005 PT-2834, AMT, Insured: AMBAC, LOC: Merrill Lynch Capital Services 2.830% 01/01/14(a)(b)	2,570,000

Par ($)		Value ($)
	Minnesota - (continued)
7,000,000	MN Washington County Housing & Redevelopment Authority, Multi-Family Revenue, Series 2005 MT-154, LOC: FHLMC 2.820% 12/31/25(a)(b)	7,000,000
		85,845,000
	Mississippi - 0.6%
	MS Business Finance Corp., Hamlin Sheet Metal Co., Inc.:
1,740,000	Series 2005 A, AMT, LOC: Branch Banking & Trust Co. 2.870% 03/01/15(a)	1,740,000
2,260,000	Series 2005, AMT, LOC: Branch Banking & Trust Co. 2.870% 03/01/25(a)	2,260,000
7,500,000	Jackson Academy LLC, Series 2005, LOC: AmSouth Bank 2.780% 08/01/25(a)	7,500,000
22,325,000	MS Development Bank Special Obligation, Series 2004, Insured: AMBA 2.790% 01/01/26(a)	22,325,000
		33,825,000
	Missouri - 1.9%
6,070,000	MO Clay County Public School District No. 53, Series 2004, Insured: FSA 2.790% 03/01/12(a)(b)	6,070,000
	MO Development Finance Board Facilities Revenue:
13,880,000	Southeast Missouri State University, Series 2003 B, LOC: U.S. Bank 2.720% 10/01/23(a)	13,880,000
1,500,000	St. Louis Air Project, Series 2000, AMT, LOC: National Bank & Trust 2.820% 03/01/30(a)	1,500,000
2,335,000	MO Health & Educational Facilities Authority, Educational Facilities Revenue, Series 2003 B, LOC: JPMorgan Chase Bank 2.810% 02/15/33(a)	2,335,000
17,000,000	MO Higher Education Loan Authority Student Loan Revenue, Series 1991 B, AMT, Insured: MBIA 2.790% 03/01/20(a)	17,000,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Missouri - (continued)
7,500,000	MO Independence Industrial Development Authority, Multi-Family Housing Revenue, The Mansion Apartments, Ltd., & Independence Apartments Associates LP, Series 2005, LOC: FHLMC 2.740% 08/01/35(a)	7,500,000
	MO Industrial Development Authority:
5,600,000	Multi-Family Housing Revenue:, Crook Creek Apartments II: Series 2004 A, AMT, LOC: LaSalle National Bank 2.810% 09/01/39(a)(b)	5,600,000
750,000	Series 2004 B, AMT, LOC: FHLB 2.830% 09/01/39(a)(b)	750,000
2,000,000	MO Jefferson County Industrial Development Authority, Multi-Family Housing Revenue, Sunset Pointe Project, Series 2000, AMT, LOC: LaSalle Bank 2.830% 10/01/30(a)	2,000,000
14,000,000	MO Kansas City Industrial Development Authority, Multi-Family Housing Revenue, Ethans Apartment Project, Series 2004, LOC: Citibank N.A. 2.780% 02/01/39(a)	14,000,000
1,965,000	MO Mountain Grove Industrial Development Authority, Health Care Facility Revenue, Mountain Grove Project, Series 1997, AMT, LOC: Wahovia Bank 2.790% 11/01/13(a)	1,965,000
4,055,000	MO Nodaway Industrial Development Authority, Educational Facilities Revenue, Northwest Foundation, Inc. Project, Series 2002, LOC: U.S. Bank N.A. 2.790% 11/01/32(a)	4,055,000
	MO SCA Tax Exempt Trust:
8,400,000	Series 2005 PT-2521, Insured: FSA, LOC: Merrill Lynch Capital Services 2.800% 01/01/30(a)(b)	8,400,000
4,370,000	Series 2005 PT-2525, Insured: FSA, LOC: Merrill Lynch Capital Services 2.800% 01/01/30(a)(b)	4,370,000

Par ($)		Value ($)
	Missouri - (continued)
4,150,000	MO St. Charles County Industrial Development Authority Multi-Family Revenue, Peine Lakes Apartments Project, Series 2004, AMT, LOC: Wachovia Bank N.A. 2.800% 02/01/39(a)	4,150,000
	MO St. Louis County Industrial Development Authority:
20,000,000	Multi-Family Housing Revenue, General Grant Apartments, Series 2003, AMT, LOC: U.S. Bank 2.870% 03/01/38(a)	20,000,000
2,500,000	United States Tape & Label Corp., Series 1999, AMT, LOC: LaSalle Bank N.A. 2.810% 08/01/19(a)	2,500,000
		116,075,000
	Montana - 0.7%
43,100,000	MT Board Investment Resource Recovery Revenue, Colstrip Project, Series 1989, AMT, LOC: Dexia Credit Local De France 2.450% 12/30/15(a)	43,100,000
	Nebraska - 0.1%
5,055,000	NE Lancaster County Industrial Development Revenue, Garner Industries, Inc. Project, Series 2000 A, AMT, LOC: Wells Fargo 2.900% 11/01/20(a)	5,055,000
	Nevada - 1.2%
	NV Clark County Airport Revenue:
5,020,000	Series 2004,AMT, Insured: FGIC 2.830% 07/01/22(a)(b)	5,020,000
38,615,000	Series 2005 D-1, Insured: FGIC, LOC: Bayerische Landesbank 2.760% 07/01/40(a)	38,615,000
8,795,000	Series 2005 E-2, Insured: FGIC, LOC: Bayerische Landesbank 2.780% 07/01/36(a)	8,795,000
2,495,000	NV Clark County Industrial Development Revenue, Series 2005, Insured: FGIC 2.820% 12/01/12(a)(b)	2,495,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Nevada - (continued)
11,500,000	NV Director of the State Department of Business & Industry Pollution Control Revenue, Barrick Goldstrike Mines Project, Series 1999, AMT, LOC: Royal Bank of Canada 2.800% 06/01/29(a)	11,500,000
	NV Housing Division,
4,120,000	Multi-Unit Housing Revenue: L'Octaine LP, Series 2003, AMT, LOC: Citibank N.A. 2.800% 04/01/36(a)	4,120,000
4,395,000	Studio 3 LP Project, Series 1999 A, AMT, LOC: U.S. Bank N.A. 2.800% 10/01/30(a)	4,395,000
		74,940,000
	New Hampshire - 0.2%
3,500,000	NH Business Finance Authority Exempt Facilities Revenue, Waste Management of New Hampshire, Inc. Project, Series 2000, AMT, LOC: Wachovia Bank N.A. 2.800% 09/01/12(a)	3,500,000
7,360,000	NH Housing Finance Authority, Multi-Family Revenue, Series 2005 PT-3150, AMT, Insured: FHA, SPA: Merrill Lynch Capital Services 2.830% 01/01/38(a)(b)	7,360,000
		10,860,000
	New Jersey - 0.5%
	NJ Economic Development Authority:
18,965,000	Series 2005 115, Insured: AMBAC, SPA: BNP Paribas 2.780% 03/01/19(a)(b)	18,965,000
3,000,000	Water Facilities Revenue, United Water New Jersey, Inc., Series 1996 X, AMT, Insured: AMBAC, 3.000% 11/01/25(a)	3,000,000
8,440,000	NJ State, Certificates of Participation, Series PT-2291, Insured: AMBAC, LOC: Merrill Lynch Capital Services 2.780% 06/15/12(a)(b)	8,440,000
		30,405,000
	New Mexico - 0.2%
	NM Finance Authority,
5,020,000	Series 2004, AMT, Insured: GNMA/FNMA/FHLMC 2.830% 07/01/08(a)(b)	5,020,000

Par ($)		Value ($)
	New Mexico - (continued)
5,210,000	State Transition Revenue, Series 2004, 2.790% 06/15/23(a)(b)	5,210,000
		10,230,000
	New York - 3.8%
	NY Dormitory Authority Revenues:
3,055,000	School Districts Financing Program, Series 2002 E, Insured: MBIA 9.000% 10/01/05	3,055,000
5,015,000	Series 2005 PA-1305, Insured: AMBAC, SPA: Merrill Lynch Capital Services 2.780% 05/15/31(a)(b)	5,014,499
7,315,000	Series 2005 PT-2534, Insured: AMBAC, SPA: Merrill Lynch Capital Services 2.780% 02/15/17(a)(b)	7,314,269
5,500,000	NY Energy Research & Development Authority, Facilities Revenue, Consolidated Edison Co. of New York, Inc., Series 2004 C-2, LOC: Citibank N.A. 2.800% 11/01/39(a)	5,500,000
8,800,000	NY Environmental Facilities Corp., Waste Management of New York LLC, Series 2002 B, LOC: JPMorgan Chase Bank 2.760% 05/01/19(a)	8,800,000
8,685,000	NY Forest City New Rochelle Revenue Certificates of Trust, FC Washington-Lincoln LLC, Series 2003, LOC: Wachovia Bank N.A. 2.830% 06/01/11(a)	8,685,000
	NY Housing Finance Agency,
25,000,000	1010 Sixth Associates LLC, Series 2001 A, AMT, Insured: FNMA 2.780% 05/15/33(a)	25,000,000
40,000,000	East 102nd Street Realty LLC, Series 2002 A, AMT, LIQ FAC: FHLMC 2.760% 11/01/35(a)	39,996,000
	NY New York City Housing Development Corp.:
8,100,000	Manhattan Equities LLC, Series 2004 A, LOC: Citibank N.A. 2.760% 06/01/36(a)	8,100,000
49,000,000	Multi-Family Rental Housing Revenue, One Columbus Place Partners LLC, Series 1998 A, Insured: FNMA 2.760% 11/15/28(a)	49,000,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	New York - (continued)
14,900,000	NY New York City Industrial Development Agency, Special Facility Revenue, Korean Airlines Co., Series 1997 A, AMT, LOC: Rabobank Nederland 2.760% 11/01/24(a)	14,900,000
18,500,000	NY New York City Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series 2004 PT-2114, SPA: Merrill Lynch Capital Services 2.780% 12/15/11(a)(b)	18,500,000
14,300,000	NY New York City Transitional Finance Authority, Series 2002 C-5, SPA: Citibank N.A. 2.790% 08/01/31(a)	14,300,000
	NY New York City:
1,100,000	Series 1993 B-2, LOC: Morgan Guaranty Trust Co. 2.930% 08/15/20(a)	1,100,000
2,700,000	Series 1993 E-2, LOC: JPMorgan Chase Bank 2.930% 08/01/20(a)	2,700,000
12,815,000	Series PT-3171, Insured: XLCA, LIQ FAC: Merrill Lynch Capital Services 2.780% 09/01/22(a)(b)	12,815,000
1,945,000	NY Port Authority of New York & New Jersey, Series 2003, AMT, Insured: AMBAC, LIQ FAC: Citibank N.A. 2.830% 12/15/32(a)(b)	1,945,000
		226,724,768
	North Carolina - 1.2%
1,900,000	NC Agriculture Finance Authority Development Revenue, McGill Environment System Project, Series 2003, AMT, LOC: Branch Bank & Trust 2.870% 12/01/15(a)(b)	1,900,000
25,000,000	NC Board of Government University 2.550% 10/04/05	25,000,000
1,670,000	NC Burke Industrial Facility Pollution Control Revenue, Manufacturing Co. Project, Series 2003, AMT, LOC: Branch Banking & Trust 2.870% 06/01/24(a)	1,670,000
7,700,000	NC Capital Facility Finance Agency Revenue, Republic Services, Inc. Project, Series 2004, AMT, LOC: SunTrust Bank 2.860% 07/01/34(a)	7,700,000

Par ($)		Value ($)
	North Carolina - (continued)
2,915,000	NC Catawba County Industrial Facilities & Pollution Control, Von Drehle Properties, Series 2001,AMT, LOC: Branch Banking & Trust 2.870% 12/01/21(a)(b)	2,915,000
4,625,000	NC Davidson County Industrial Pollution Control Revenue, Childress Winery Project, Series 2004, AMT, 2.870% 04/01/26(a)(b)	4,625,000
5,190,000	NC Guilford County Multi- Family Housing Revenue, Brentwood Crossings Apartments, Series 2003, AMT, LOC: SunTrust Bank 2.800% 12/01/35(a)	5,190,000
1,495,000	NC Iredell County Industrial Facilities & Pollution Control Financing Authority Revenue, Sullivan Corp. Project, Series 1996, AMT, LOC: Bank One Milwaukee N.A. 2.930% 01/01/11(a)(b)	1,495,000
	NC Johnston County Industrial Facilities & Pollution Control Finance Authority Revenue:
2,000,000	Hamlin Sheet Metal Co., Series 1997, AMT, LOC: Branch Banking & Trust 2.870% 11/01/17(a)	2,000,000
3,075,000	Autry Mills, Series 1999, AMT, LOC: Branch & Banking Trust 2.870% 02/01/13(a)	3,075,000
4,640,000	NC Mecklenburg County Multi- Family Housing Revenue, Barrington Oaks Apartments Project, Series 2003, AMT, LOC: SunTrust Bank 2.850% 09/01/35(a)	4,640,000
	NC Port Authority Exempt Facilities Revenue: Wilmington Bulk LLC Project:
2,500,000	Series 2001 A, AMT, LOC: Branch Banking & Trust 2.870% 09/01/22(a)(b)	2,500,000
4,335,000	Series 2001 B, AMT, LOC: Branch Banking & Trust 2.870% 09/01/22(a)(b)	4,335,000
3,960,000	NC Rowan County Industrial Facilities Pollution Control Financing Authority, Fixed Industrial Development PHC LLC Project, Series 1999, AMT, LOC: Branch Banking & Trust 2.870% 03/01/14(a)(b)	3,960,000
		71,005,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	North Dakota - 0.4%
15,980,000	ND Grand Forks Health Care Facilities Revenue, Series 2004 MT-050, Insured: MBIA, SPA: Merrill Lynch Capital Services 2.840% 12/01/24(a)(c)	15,980,000
10,600,000	ND Housing Finance Agency Revenue, Series 2002 B, AMT, Insured: FSA, SPA: FHLMC 2.780% 01/01/34(a)	10,600,000
		26,580,000
	Ohio - 1.9%
10,000,000	OH Akron Bath Copley Township Hospital District, Summa Health System, Series 2004 B, LOC: Bank One N.A. 2.780% 11/01/34(a)	10,000,000
4,750,000	OH Akron Metropolitan Housing Authority, Administration Building Project, Series 1998, LOC: Fifth Third Bank 2.780% 04/01/18(a)(b)	4,750,000
850,000	OH Centerville Care Revenue, Behany Lutheran Village Hospital Project, Series 1994, LOC: PNC Bank 2.790% 11/01/13(a)(b)	850,000
	OH Columbus Regional Airport Authority, Capital Funding Revenue:
33,275,000	Series 2005, LOC: U.S. Bank N.A. 2.770% 07/01/35(a)	33,275,000
10,000,000	Series 2004 A, LOC: U.S. Bank Trust, N.A. 2.770% 01/01/30(a)	10,000,000
19,630,000	OH Cuyahoga County Health Care Facilities Revenue, Series 2005, LOC: KeyBank N.A. 2.460% 08/01/32(a)	19,630,000
285,000	OH Greene County Industrial Development Revenue, FC Ltd. - AFC Stamping Project, Series 1995, AMT, LOC: KeyBank N.A. 2.890% 09/01/16(a)(b)	285,000
4,475,000	OH Hamilton County Health Care Facilities Revenue, Talbert Services Income Project, Series 2002, LOC: Fifth Third Bank 2.680% 07/01/27(a)(b)	4,475,000
6,000,000	OH Housing Finance Agency, Mortgage Revenue, Series 2005 F, AMT, Insured: GNMA/FNMA, SPA: FHLMC 2.780% 09/01/36(a)	6,000,000

Par ($)		Value ($)
	Ohio - (continued)
895,000	OH Lucas County Industrial Development Revenue, Dynamic Dies Income Project, Series 1997, 2.910% 07/01/09(a)(b)	895,000
1,375,000	OH Medina Industrial Development Revenue, Destiny Partners Project, Series A, AMT, LOC: Fifth Third Bank 2.840% 09/01/23(a)	1,375,000
2,000,000	OH Muskingham Watershed Conservancy District, Series 2003, LOC: Fifth Third Bank 2.770% 05/01/23(a)(b)	2,000,000
6,300,000	OH Solid Waste Revenue, BP Amoco PLC, LOC: BP PLC 2.930% 08/01/34(a)	6,300,000
15,800,000	OH Toledo Lucas County Port Authority Airport Development Revenue, Flight Safety International Inc. Project, Series1998-1, AMT, 2.780% 01/01/18(a)(b)	15,800,000
		115,635,000
	Oklahoma - 0.6%
1,795,000	OK Claremore Industrial & Redevelopment Industrial Development Authority Revenue, Whirlwind Steel Buildings Project, Series 2001, AMT, LOC: Chase Manhattan Bank 2.880% 09/01/16(a)	1,795,000
	OK Development Finance Authority Revenue:
17,000,000	Conoco Project, Series 2002, AMT, LOC: JPMorgan Chase Bank 2.800% 06/01/37(a)	17,000,000
8,800,000	Seabrook Farms, Inc. Project, Series 1997, AMT, LOC: Bank of New York 2.800% 03/01/27(a)(b)	8,800,000
1,805,000	OK Housing Finance Agency Single Family Revenue, Homeownership Loan Program, Series 2001 PT-1288, AMT, 2.830% 09/01/29(a)(b)	1,805,000
1,995,000	OK Industrial Authority Economic Development Revenue, Scott Oklahoma Plant LLC Project, Series 2003, AMT, LOC: Fifth Third Bank 2.840% 10/01/23(a)	1,995,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Oklahoma - (continued)
5,000,000	OK Pittsburg County Economic Development Authority, Industrial Development Revenue, Simonton Building Products, Inc., Series 2001, AMT, 2.850% 10/01/21(a)	5,000,000
		36,395,000
	Oregon - 0.7%
	OR Economic Development Revenue:
7,650,000	KRC Western, Inc. Project, Series 1997 178, AMT, LOC: Wachovia Bank: 2.800% 01/01/17(a)(b)	7,650,000
1,000,000	McFarland Cascade Project, Series 1996, AMT, LOC: U.S. Bank of Washington 2.840% 11/01/16(a)	1,000,000
	OR Port of Portland Special Obligation Revenue:
20,000,000	Portland Bulk Terminals LLC Project, Series 1996, AMT, LOC: Canadian Imperial Bank 2.820% 10/01/25(a)	20,000,000
4,500,000	Portland Bulk Terminals Project, Series 1999, AMT, LOC: Canadian Imperial Bank 2.820% 10/01/25(a)	4,500,000
11,400,000	OR State, Veterans Welfare, Series 2005 84, LOC: Dexia Credit Local 2.750% 06/01/40(a)	11,400,000
		44,550,000
	Pennsylvania - 3.6%
10,130,000	PA ABN AMRO Munitops Certificate Trust, Series 2005, Insured: FGIC 2.770% 11/15/12(a)(b)	10,130,000
2,270,000	PA Authority for Industrial Development Revenue, Goldenberg Candy Project, Series 1997, AMT, LOC: Wachovia Bank 2.850% 01/01/13(a)(b)	2,270,000
4,040,000	PA Dauphin County General Authority Hospital Revenue, Northwest Medical Center Project, Series 1995, 8.625% 10/15/13	4,124,451
5,000,000	PA Delaware River Port Authority PA & NJ, Series 1999 606, Insured: FSA, LIQ FAC: Merrill Lynch Capital Services 2.780% 07/01/16(a)(b)	4,999,500

Par ($)		Value ($)
	Pennsylvania - (continued)
22,395,000	PA Delaware Valley Regional Finance Authority, Local Government Revenue, Series 2004, Insured: AMBAC 2.850% 08/01/28(a)(b)	22,395,000
	PA Delaware Valley Regional Financial Authority, Local Government Revenue: Series 2002:
26,995,000	2.850% 01/01/26(a)(b)	26,995,000
12,495,000	2.850% 01/01/14(a)(b)	12,495,000
4,995,000	Series 2004, Insured: AMBAC 2.850% 07/01/27(a)(b)	4,995,000
	PA Economic Development Financing Authority:
700,000	Pennsylvania Bar Institute Project, Series 1996 B, AMT, LOC: PNC Bank 2.780% 04/01/15(a)(b)	700,000
2,495,000	Resources Recovery Revenue, Series 2005 R-394, Insured: AMBAC, LOC: Citibank N.A. 2.820% 12/01/18(a)(b)	2,495,000
3,000,000	Series 2004, 2.820% 11/01/21(a)(b)	3,000,000
1,240,000	PA Elk County Industrial Development Authority Revenue, Clarion Sintered Metals Project, Series1998, AMT, LOC: PNC Bank N.A. 2.900% 03/01/09(a)(b)	1,240,000
	PA Higher Education Assistance Agency, Student Loan Revenue:
51,000,000	Series 1988 B, Insured: AMBAC, LOC: Wachovia Bank N.A. 2.790% 07/01/18(a)	51,000,000
5,100,000	Series 1988 C, Insured: AMBAC, LOC: Wachovia Bank N.A. 2.790% 07/01/18(a)	5,100,000
37,700,000	Series 1995 A, Insured: AMBAC, LOC: Credit Suisse First Boston Bank 2.790% 12/01/25(a)	37,700,000
11,000,000	PA Lehigh County General Purpose Authority, Series 2003 PT-855, Insured: AMBAC, SPA: Merrill Lynch Capital Services 2.950% 07/01/18(a)(c)	11,000,000
10,315,000	PA Philadelphia Redevelopment Authority Revenue, Series 2005, AMT, Insured: FGIC 2.800% 04/15/24(a)(b)	10,315,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Pennsylvania - (continued)
	PA Westmoreland County Industrial Development Authority Revenue:
2,835,000	Elizabeth Carbide Die Project, Series 1998 A, AMT, LOC: National City Bank N.A. 2.860% 10/01/13(a)(b)	2,835,000
3,095,000	Rhodin Enterprises Project, Series 1997, LOC: National City Bank N.A. 2.850% 04/01/17(a)(b)	3,095,000
		216,883,951
	Rhode Island - 0.3%
15,000,000	RI Housing & Mortgage Finance Authority, Series 2003 43-B, 1.470% 06/15/06	14,789,775
1,980,000	RI Industrial Facilities Corp. Industrial Development Revenue, Precision Turned Components Project, Series 2000, AMT, LOC: Bank of New York 2.850% 05/01/11(a)	1,980,000
		16,769,775
	South Carolina - 2.1%
	SC Berkeley County Exempt Facility, Industrial Revenue:
7,480,000	Amoco Chemical Co. Project, Series 1998, 2.930% 04/01/28(a)	7,480,000
1,950,000	Amoco Corp., Series 1997, AMT, 2.930% 04/01/27(a)	1,950,000
15,000,000	BP PLC, Series 2003, AMT, 2.930% 05/01/38(a)	15,000,000
3,240,000	SC Charleston County Residential Recovery, Foster Wheeler, Series 1997, Insured: AMBAC 4.950% 01/01/06	3,260,433
	SC Housing Finance & Development Authority:
2,100,000	Mortgage Revenue, Series 2005 R-398, Insured: FSA, LIQ FAC: Citibank N.A. 2.830% 07/01/34(a)(b)	2,100,000
2,844,000	Multi-Family Revenue: Oakfield Housing Project, Series 2004, AMT, LOC: National Bank of South Carolina 2.900% 10/01/25(a)	2,844,000
7,410,000	Rental Housing Spring Grove Project, Series 2000, LOC: SunTrust Bank 2.800% 12/01/34(a)	7,410,000

Par ($)		Value ($)
	South Carolina - (continued)
	SC Jobs Economic Development Authority:
5,125,000	Abraham Industries LLC Project, Series 1999, AMT, LOC: PNC Bank N.A. 2.900% 05/01/14(a)(b)	5,125,000
1,400,000	Banks Construction Co., Series 1999, AMT, LOC: Wachovia Bank of North Carolina 2.850% 05/01/09(a)	1,400,000
2,390,000	Kravet Fabrics, Inc. Project, Series 1997, AMT, LOC: Bank of New York 2.800% 03/01/12(a)(b)	2,390,000
1,300,000	Mancor Industries, Inc. Project, Series 1999, AMT, LOC: PNC Bank N.A. 2.900% 05/01/14(a)(b)	1,300,000
1,770,000	Personal, Inc. Project, Series 1998, AMT, LOC: LaSalle National Bank 2.830% 04/01/18(a)(b)	1,770,000
3,000,000	Pine River Plastics, Inc. Project, Series 2000, AMT, LOC: Comerica 2.850% 03/01/11(a)	3,000,000
4,675,000	Quoize, Inc. Project, Series1996, AMT, LOC: Bank of New York 2.870% 05/01/16(a)(b)	4,675,000
5,005,000	Raynor USA Southeast Project, Series 2000, AMT, LOC: LaSalle Bank 2.820% 05/01/20(a)	5,005,000
1,080,000	Sargent Metal Fabricators Project, Series 2002, AMT, LOC: Branch Banking & Trust 2.870% 11/01/22(a)(b)	1,080,000
2,640,000	Spartanburg YMCA Project, Series 1996, LOC: First Union National Bank 2.770% 06/01/18(a)(b)	2,640,000
1,500,000	Titan Wheel International, Inc. Project, Series 1995, AMT, LOC: LaSalle Bank 2.820% 02/01/10(a)	1,500,000
5,000,000	Waste Management South Carolina Project, Series 2003, AMT, LOC: Wachovia Bank N.A. 2.800% 07/01/24(a)	5,000,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	South Carolina - (continued)
3,000,000	SC Kershaw County Industrial Development Revenue, DeRoyal Textiles, Inc. Project, Series 1994, AMT, LOC: SunTrust Bank of Nashville 2.800% 12/01/07(a)(b)	3,000,000
	SC Piedmont Municipal Power Agency:
11,785,000	Electric Revenue: Series 2004 B-3, Insured: AMBAC, LOC: JPMorgan Chase Bank 2.720% 01/01/34(a)	11,785,000
35,775,000	Series 2004 B-6, Insured: MBIA, LOC: Dexia Credit Local 2.720% 01/01/31(a)	35,775,000
		125,489,433
	South Dakota - 0.2%
300,000	SD Economic Development Financing Authority Industrial Development Revenue, Lomar Development Co. Project, Series1996 B, AMT, LOC: U.S. Bank N.A. 2.940% 08/01/08(a)(b)	300,000
	SD Housing Development Authority:
5,820,000	Series 1998 PT-168, AMT, SPA: Banque Nationale Paris 2.830% 05/01/27(a)(b)	5,820,000
8,300,000	Series 2005 G, AMT, SPA: DEFPA Bank PLC 2.780% 05/01/35(a)	8,300,000
		14,420,000
	Tennessee - 3.5%
4,100,000	TN Blount County Industrial Development Revenue, Arrowhead Partners LP Project, Series 2003, AMT, LOC: SunTrust Bank 2.850% 12/01/13(a)	4,100,000
4,840,000	TN Brownsville Industrial Development Board Industrial Development Revenue, Dynametal Technologies, Inc., Series 1997, AMT, LOC: Union Planters Bank 3.150% 06/01/12(a)	4,840,000
850,000	TN Cumberland County Industrial Development Revenue, Dalbar Products, Inc. Project, Series 1997, AMT, LOC: PNC Bank 2.900% 07/01/12(a)(b)	850,000

Par ($)		Value ($)
	Tennessee - (continued)
6,005,000	TN Franklin County Health & Educational Facilities, University of the South Project, Series 1998 B, LOC: AmSouth Bank of Alabama 2.790% 09/01/18(a)	6,005,000
	TN Housing Development Agency:
34,620,000	Single Family Mortgage Revenue, Series 2005 R-2, AMT, 3.495% 07/15/35(a)	34,620,000
114,795,000	Various Single Family Mortgage, Series 2004, AMT, 3.237% 12/08/05(a)	114,795,000
7,030,000	TN Knox County First Utility District Water & Sewer Revenue, Series 2003, LOC: AmSouth Bank 2.870% 12/01/10(a)	7,030,000
4,000,000	TN Memphis Center City Revenue Finance Corp., Multi-Family Housing Revenue, Series 2000 PT-1220, LOC: Merrill Lynch Capital Services 2.800% 11/06/29(a)(b)	4,000,000
5,350,000	TN Memphis Health Educational & Housing Facilities Board Revenue, Springdale Creek Apartments Project, Series 2003 A, AMT, LOC: First Tennessee 3.050% 01/01/35(a)(b)	5,350,000
1,000,000	TN Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Multi-Family Housing Wedgewood, Series 2004 A, LOC: AmSouth Bank 2.890% 06/01/34(a)	1,000,000
5,095,000	TN Metropolitan Government Nashville & Davidson County, Industrial Board Revenue, Rodgers/Welch Venture Project, Series 1989, LOC: AmSouth Bank of Alabama 2.800% 12/01/14(a)(b)	5,095,000
4,000,000	TN Metropolitan Nashville Airport Authority, Special Facilities Revenue, Embraer Aircraft Services, Inc., Series 2005, AMT, LOC: Regions Bank 2.880% 04/01/30(a)	4,000,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Tennessee - (continued)
6,230,000	TN SCA Tax Exempt Trust, Series 2005 PT-2524, Insured: FSA, LOC: Merrill Lynch Capital Services 2.800% 01/01/30(a)(b)	6,230,000
	TN Shelby County Health Educational & Housing Facilities Board Multi-Family Housing Revenue:
3,010,000	Flag Manor Project, Series 1995, AMT, 2.800% 01/01/23(a)(b)	3,010,000
2,700,000	Spring Creek Apartments, Series 1995, AMT, 3.050% 12/01/20(a)(b)	2,700,000
1,000,000	TN Springfield Industrial Development Board Revenue, All American Homes of Tennessee Project, Series 1994, AMT, LOC: Bank One of Michigan N.A. 2.930% 11/01/09(a)(b)	1,000,000
5,000,000	TN Sullivan County Industrial Development Board Revenue, Modern Forge Co. Project, Series 1990, AMT, LOC: Northern Trust 2.920% 07/01/10(a)(b)	5,000,000
3,000,000	TN Union County Industrial Development Board, Cooper Container Corp. Project, Series 2004, LOC: SunTrust Bank 2.800% 12/01/14(a)	3,000,000
		212,625,000
	Texas - 14.0%
9,735,000	TX ABN AMRO Munitops Certificate Trust, Series 2005, Insured: MBIA, SPA: ABN AMRO Bank N.V. 2.700% 09/01/13(a)(b)	9,735,000
6,165,000	TX Aledo Independent School District, Series 2005 PT-2769, Insured: PSF - GTD, SPA: Merrill Lynch Capital Services 2.790% 02/15/25(a)(b)	6,165,000
4,300,000	TX Allen Independent School District, Series 2005, Insured: MBIA 2.790% 02/15/13(a)(b)	4,300,000
24,700,000	TX Austin Airport System Revenue, Financial Services Department, Series 1995 A, LOC: JPMorgan Chase Bank 2.790% 11/15/17(a)	24,700,000

Par ($)		Value ($)
	Texas - (continued)
	TX Austin City:
15,000,000	2.550% 10/07/05	15,000,000
16,603,000	2.630% 10/06/05	16,603,000
15,198,000	2.650% 10/07/05	15,198,000
6,860,000	TX Barbers Hill Independent School District, Series 2005 PT-2981, Insured: PSFG, SPA: Merrill Lynch Capital Services 2.790% 02/15/26(a)(b)	6,860,000
700,000	TX Bell County Industrial Development Corp., Industrial Development Revenue, Metal Sales Manufacturing Corp. Project, Series 1998, AMT, LOC: Firstar Bank N.A. 2.910% 08/01/08(a)(b)	700,000
10,375,000	TX Bexar Housing Finance Corp., Multi-Family Housing Revenue, Perrin Park Apartment Project, Series 1996, LOC: Northern Trust Co. 2.900% 06/01/28(a)	10,375,000
5,770,000	TX Boerne Independent School District, Series 2005 1006, Insured: PSFG, LOC: JPMorgan Chase Bank 2.790% 08/01/11(a)(b)	5,770,000
10,245,000	TX Brazos County Housing Finance Corp., Single Family Mortgage Revenue, Series 2005, AMT, Insured: FGIC 2.830% 03/01/11(a)(b)	10,245,000
	TX Brazos River Authority Pollution Control Revenue,
17,000,000	Series 2001, LOC: Wachovia Bank N.A. 2.830% 10/01/30(a)	17,000,000
	TXU Energy Co. LLC:
7,410,000	Series 2001 D-1, AMT, LOC: Wachovia Bank N.V. 2.790% 05/01/33(a)	7,410,000
23,730,000	Series 2002 A, AMT, Insured: J.P. Morgan Chase Bank 2.830% 05/01/37(a)	23,730,000
6,480,000	TX Bridgeport Independent School District, GO, Series 2004, 2.790% 08/15/08(a)(b)	6,480,000
30,000,000	TX Calhoun County Navigation Industrial Development Authority, British Petroleum Company, Series 1998, AMT, 2.960% 01/01/24(a)	30,000,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Texas - (continued)
11,860,000	TX Capital Industrial Development Corp. Solid Waste Disposal Revenue, Texas Disposal Systems, Inc. Project, Series 2001, AMT, LOC: JPMorgan Chase Bank 2.830% 05/01/16(a)	11,860,000
5,215,000	TX Corsicana Independent School District, Series 2004, 2.790% 02/15/24(a)(b)	5,215,000
	TX Dallas Fort Worth International Airport Revenue:
16,180,000	Flight Safety Project, Series 1999, AMT, 2.780% 07/01/32(a)	16,180,000
9,995,000	Series 2003 PT-825, AMT, Insured: MBIA, SPA: Lloyds TSB Bank PLC 2.900% 05/01/11(a)(c)	9,995,000
9,840,000	Series 2003, AMT, 2.830% 05/01/11(a)(b)	9,840,000
3,000,000	Series 2004, AMT, Insured: MBIA 2.830% 11/01/33(a)(b)	3,000,000
	TX Dallas Housing Finance Corp.,
4,800,000	Multi-Family Housing Revenue, Cherry Crest Villas Apartments, Series 2005, AMT, LOC: Wachovia Bank 2.840% 03/01/38(a)	4,800,000
8,000,000	The Masters Apartments Project, Series 2004, AMT, Insured: FNMA 2.810% 07/15/37(a)	8,000,000
4,400,000	TX Department of Housing & Community Affairs Multi-Family Revenue, Series 2002, AMT, 2.880% 12/01/40(a)(b)	4,400,000
	TX Dickinson Independent School District:
8,470,000	Series 2005 DB-146, Insured: PSFG, LIQ FAC: Deutsche Bank A.G. 2.790% 02/15/19(a)(b)	8,470,000
9,290,000	Series 2005 DB-147, Insured: PSFG, LIQ FAC: Deutsche Bank A.G. 2.790% 02/15/21(a)(b)	9,290,000
34,700,000	TX El Paso, 2.630% 10/06/05	34,700,000
8,185,000	TX El Paso Housing Finance Corp., Multi-Family Housing Revenue, VIVA Apartments Project, Series 1993, AMT, 2.900% 09/01/23(a)(b)	8,185,000

Par ($)		Value ($)
	Texas - (continued)
3,682,287	TX Galveston County Housing Finance Corp., Single Family Mortgage Revenue, Series 2004 A, AMT, 3.150% 12/01/37(a)	3,682,287
6,900,000	TX Garland Housing Finance Corp., Multi-Family Housing Revenue, Primrose at Crist Apartments, Series 2005, LOC: Wachovia Bank 2.840% 03/01/38(a)	6,900,000
	TX Gulf Coast Industrial Development Authority:
9,150,000	Environmental Facilities Revenue, Citgo Petroleum Corp., Series 2002, AMT, LOC: Royal Bank of Scotland 2.930% 02/01/32(a)	9,150,000
5,700,000	Exempt Facilities Industrial Revenue, BP PLC, Series 2003, AMT, LOC: BP PLC 2.930% 04/01/38(a)	5,700,000
	TX Gulf Coast Waste Disposal Authority Environmental Facilities: Revenue: BP PLC, Series 2003, AMT:
21,430,000	2.930% 07/01/34(a)	21,430,000
20,900,000	2.930% 05/01/38(a)	20,900,000
9,000,000	Exxon Mobil Corp. Series 2003, AMT 3.000% 09/01/25(a)	9,000,000
35,200,000	Pollution Control Revenue, Amoco Oil Co. Project, Series 1994, AMT, 2.930% 06/01/24(a)	35,200,000
21,000,000	Solid Waste Disposal Revenue, Amoco Oil Co. Project, Series 1995,AMT, 2.930% 07/01/27(a)	21,000,000
2,450,000	TX Harris County Health Facility Development Corp. Revenue, Blood Center Gulf Coast Regional, Series 1992, LOC: JPMorgan Chase Bank 2.830% 04/01/17(a)	2,450,000
5,000,000	TX Harris County Industrial Development Corp., Industrial Development Revenue, Series 2000, AMT, LOC: Bank One Oklahoma N.A. 2.850% 04/01/08(a)	5,000,000
	TX Hays Consolidated Independent School District:

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Texas - (continued)
7,360,000	GO, Series 2005, Insured: PSFG, SPA: Merrill Lynch Capital Services 2.790% 08/15/25(a)(b)	7,360,000
4,015,000	Series 2005, 2.790% 08/15/26(a)(b)	4,015,000
965,000	TX Hillsboro Industrial Development Corp. Revenue, Lamcraft LP Project, Series 1997, AMT, LOC: First Commercial Bank 3.000% 07/01/13(a)(b)	965,000
6,405,000	TX Houston Community College System Revenue, Series 2005 PT-2741, Insured: FSA, SPA: Merrill Lynch Capital Services 2.790% 04/15/17(a)(b)	6,405,000
4,850,000	TX Houston Eagle, Series 2004 A, Insured: MBIA 2.790% 03/01/08(a)(b)	4,850,000
3,500,000	TX Houston Housing Financial Corp., Series 2004, AMT, Insured: FNMA 2.810% 04/15/37(a)	3,500,000
9,995,000	TX Houston Independent School District, GO: Series 2004 PT-979, Insured: FSA, LIQ FAC: Landesbank Hessen-Thuringen 2.950% 02/13/10(a)(c)	9,995,000
	TX Houston Utility Systems Revenue, Series 2004:
5,205,000	Insured: FGIC 2.790% 05/15/12(a)(b)	5,205,000
5,690,000	Insured: MBIA 2.790% 05/15/14(a)(b)	5,690,000
5,585,000	TX Klein Independent School District, GO, Series 2004, 2.790% 08/15/23(a)(b)	5,585,000
6,260,000	TX Laredo Sports Venue Sales Tax Revenue, Series 2005 PT-2757, Insured: AMBAC, SPA: Merrill Lynch Capital Services 2.790% 03/15/24(a)(b)	6,260,000
3,960,000	TX Lewisville Independent School District, GO, Series 2004, 2.790% 08/15/08(a)(b)	3,960,000

Par ($)		Value ($)
	Texas - (continued)
1,890,000	TX Lower Colorado River Authority, Transmission Contract Revenue, Series 2003, Insured: AMBAC 2.790% 05/15/22(a)(b)	1,890,000
3,750,000	TX Lower Neches Valley Authority Industrial Development Corp., Mobil Oil Corp., Series 1999, AMT, 3.000% 04/01/29(a)	3,750,000
13,900,000	TX Midlothian Industrial Development Corp., Environmental Facilities Revenue, Holnam Texas LP, Series 1999, AMT, LOC: JPMorgan Chase Bank 2.790% 09/01/31(a)	13,900,000
7,500,000	TX Montgomery Housing Finance Corp. Multi-Family Housing Revenue, Park at Woodline Town Homes, Series 2005, AMT, LOC: Citibank N.A. 2.840% 02/01/38(a)	7,500,000
6,215,000	TX Nueces River Authority, Series 2005 PT-2823, Insured: FSA, LIQ FAC: Merrill Lynch Capital Services 2.790% 07/15/22(a)(b)	6,215,000
6,060,000	TX Panhandle Regional Housing Financing, Series 2002, AMT, 2.880% 09/01/14(a)(b)	6,060,000
	TX Panhandle-Plains Higher Education Authority, Inc.:
25,000,000	Series 1992 A, Insured: MBIA 2.780% 06/01/21(a)	25,000,000
25,000,000	Series 1993 A, AMT, Insured: MBIA, SPA: Merrill Lynch Capital Services 2.780% 06/01/23(a)	25,000,000
6,615,000	TX Parker County, series 2005 PT-2857, Insured: AMBAC, LIQ FAC: Merrill Lynch Capital Services 2.790% 02/15/25(a)(b)	6,614,339
3,955,000	TX Plano Independent School District, GO, Series 2004, 2.790% 02/15/18(a)(b)	3,955,000
6,575,000	TX Port Arthur Independent School District, Series 2005 PT-2679, Insured: FGIC, LIQ FAC: Merrill Lynch Capital Services 2.790% 02/15/26(a)(b)	6,574,343

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Texas - (continued)
4,050,000	TX San Antonio Convention Center Hotel Finance Corp., Contract Revenue, Series 2005 R-363, Insured: AMBAC, LOC: Citibank N.A. 2.830% 07/15/39(a)(b)	4,050,000
7,140,000	TX Southeast Housing Finance Corp., Multi-Family Housing Revenue, Rosemont at Garth Apartments, Series 2005, AMT, LOC: Wachovia Bank 2.840% 03/01/38(a)	7,140,000
6,205,000	TX Southmost Junior College District, Series 2005 PT-2582, Insured: MBIA, SPA: Merrill Lynch Capital Services 2.790% 02/15/25(a)(b)	6,205,000
8,480,000	TX Spring Independent School District, Series 2005, Insured: FGIC 2.790% 08/15/12(a)(b)	8,480,000
	TX State,
16,000,000	Veterans Housing Assistance: Series 2004 II-B, AMT, LOC: DEPFA Bank PLC 2.810% 12/01/34(a)	16,000,000
40,000,000	Series 2005 II-B, AMT, SPA: State Street Bank & Trust Co. 2.840% 06/01/36(a)	40,000,000
	TX Travis County Housing Finance Corp.:
6,700,000	Multi-Family Housing Revenue, Rosemont at Old Manor Apartments, Series 2004, AMT, Insured: FNMA 2.810% 08/15/37(a)	6,700,000
3,715,000	Single Family Mortgage Revenue, Series 2001, Insured: GNMA 2.830% 09/01/18(a)	3,715,000
10,170,000	TX Trinity River Authority, Solid Waste Disposal Revenue, Community Waste Disposal, Inc., Series 2001, AMT, LOC: Wells Fargo Bank N.A. 2.810% 05/01/21(a)	10,170,000
80,000,000	TX University of Texas, Permanent University Fund, Series 2005 A, 3.500% 10/05/05	80,012,275

Par ($)		Value ($)
	Texas - (continued)
	TX West Side Calhoun County Naval District:
2,590,000	Environmental Facilities Revenue, BP Amoco PLC, Series 2000, AMT, 2.930% 10/01/30(a)	2,590,000
1,400,000	Sewage & Solid Waste Disposal Revenue, BP Chemicals, Inc., Series 1996, AMT, 2.930% 04/01/31(a)	1,400,000
6,500,000	TX Wylie Independent School District, Series 2004, 2.790% 08/15/08(a)(b)	6,500,000
		847,829,244
	Utah - 4.5%
6,355,000	UT Board of Regents Student Loan Revenue, Series 1997 R, AMT, Insured: AMBAC, LOC: DEPFA Bank PLC 2.830% 11/01/31(a)	6,355,000
4,240,000	UT Davis County Housing Authority, Multi-Family Housing Revenue, PTR Multi-Family Holdings, Inc., Series 1997 A, LOC: Bank One N.A. 2.800% 08/15/39(a)	4,240,000
	UT Housing Corp.:
9,000,000	Multi-Family Revenue, BP-UT 2 LLC, Series 2004 A, AMT, LOC: Citibank N.A. 2.800% 07/01/35(a)	9,000,000
15,395,000	Single Family Mortgage Revenue: Series 2001 B, AMT, 2.840% 07/01/32(a)	15,395,000
9,995,000	Series 2002 C-2, AMT, 2.840% 07/01/31(a)	9,995,000
9,305,000	Series 2004 A-I, AMT, 2.840% 07/01/35(a)	9,305,000
9,880,000	Series 2004 C-I, AMT, 2.840% 07/01/35(a)	9,880,000
13,290,000	Series 2004 D-I, AMT, 2.840% 07/01/35(a)	13,290,000
14,360,000	Series 2004 F, AMT, 2.840% 01/01/36(a)	14,360,000
16,560,000	Series 2004 G-I, AMT, 2.840% 01/01/36(a)	16,560,000
4,300,000	Series 2004 -H1, AMT, 2.840% 01/01/36(a)	4,300,000
24,125,000	Series 2005 1, AMT, GIC: Transamerica Occid Life Insurance Co. 2.840% 07/01/36(a)	24,125,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Utah - (continued)
7,200,000	Series 2005 B, AMT, 2.450% 07/01/36(a)	7,200,000
17,280,000	Series 2005 C, AMT, GIC: Transamerica Occid Life Insurance Co., SPA: DEFPA Bank PLC 2.750% 07/01/36(a)	17,280,000
11,100,000	Series 2005 D, AMT, SPA: Bayerische Landesbank 2.840% 07/01/36(a)	11,100,000
9,000,000	Series 2005 E, AMT, SPA: DEFPA Bank PLC 2.840% 01/01/37(a)	9,000,000
14,160,000	Series 2005 F, AMT, SPA: DEFPA Bank PLC 2.840% 01/01/37(a)	14,160,000
10,200,000	Series 2005 I, 2.350% 07/01/36(a)	10,200,000
15,430,000	Series 2005,: 2.840% 07/01/35(a)	15,430,000
30,000,000	UT Intermountain Power Agency, 2.680% 10/06/05	30,000,000
	UT Murray City Industrial Development Revenue:
3,200,000	Hunter Douglas Real Property Project, Series 1994, AMT, LOC: ABN AMRO Bank N.V. 2.800% 09/01/14(a)(b)	3,200,000
1,200,000	Zvex Project, Series 1996, AMT, LOC: Bank One Arizona 2.930% 10/01/16(a)(b)	1,200,000
3,505,000	UT Salt Lake City Industrial Development Revenue, Spring Air Project, Series 2003, AMT, 2.820% 07/01/23(a)	3,505,000
3,100,000	UT Tooele City Industrial Development Revenue, Encon Utah Project, Series 2002 A, AMT, LOC: U.S. Bank N.A. 2.840% 10/01/22(a)	3,100,000
8,100,000	UT Water Finance Agency Revenue, Series 2005 A-14, Insured: AMBAC, SPA: JPMorgan Chase Bank 2.830% 10/01/35(a)(b)	8,100,000
1,000,000	UT West Jordan Industrial Development Revenue, Vesper Corp. Project, Series 1994 A, AMT, LOC: PNC Bank 2.900% 04/01/14(a)	1,000,000
		271,280,000

Par ($)		Value ($)
	Vermont - 0.2%
13,000,000	VT Industrial Development Authority Revenue, Ryegate Wood Energy Company Project, Series 1990, AMT, LOC: ABN AMRO Bank N.V. 2.810% 12/01/15(a)	13,000,000
	Virginia - 0.8%
4,500,000	VA Fredericksburg Industrial Development Authority Multi-Family Housing Revenue, Forest Village Apartments Project, Series 2001 A-1, AMT, LOC: SunTrust Bank 2.850% 01/01/33(a)	4,500,000
3,925,000	VA Madison County Industrial Development Revenue, Madison Wood Preservers Project, Series 1998, AMT, LOC: Wachovia Bank of North Carolina 2.800% 06/01/13(a)(b)	3,925,000
3,105,000	VA Port Authority, Commonwealth Port Fund Revenue, Series 2005 PT-2662, AMT, Insured: FSA, LIQ FAC: Merrill Lynch Capital Services 2.820% 07/01/24(a)(b)	3,105,000
9,250,000	VA Prince William County Industrial Development Revenue, Dale Scott Corp. Project, Series 2001, AMT, LOC: First Union National Bank 2.800% 12/01/21(a)	9,250,000
	VA Richmond Redevelopment & Housing Authority:
2,000,000	Tobacco Row Revenue, Series 1989 B-3, AMT, GIC: Bayerische Landesbank 2.820% 10/01/24(a)	2,000,000
4,750,000	Series 1989 B-5, AMT, GIC: Bayerische Landesbank 2.820% 10/01/24(a)	4,750,000
3,555,000	Series 1989 B-6, AMT, GIC: Bayerische Landesbank 2.820% 10/01/24(a)	3,555,000
10,660,000	Series 1989 B-7, AMT, GIC: Bayerische Landesbank 2.820% 10/01/24(a)	10,660,000
3,555,000	Series 1989 B-8, AMT, GIC: Bayerische Landesbank 2.820% 10/01/24(a)	3,555,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Virginia - (continued)
3,750,000	VA Westmoreland County Industrial Development Revenue, Economic Development Revenue, Second Development LLC Project, Series 2003, LOC: Wells Fargo Bank N.A. 2.870% 08/01/19(a)	3,750,000
		49,050,000
	Washington - 2.3%
4,180,000	WA Central, Washington University, Series 2004, Insured: FGIC 2.790% 05/01/21(a)(b)	4,180,000
1,345,000	WA Goat Hill Properties, Washington Lease Revenue, Series 2005, Insured: MBIA 2.790% 12/01/23(a)(b)	1,345,000
	WA Housing Finance Commission,
13,600,000	Multi-Family Housing Revenue: Mallard Lakes Apartment Projects, Series 2002 A, AMT, 2.900% 05/15/35(a)	13,600,000
5,240,000	Pacific Crest Apartments Project, Series 1995, AMT, LOC: Bank of America 2.880% 04/01/34(a)(b)	5,240,000
11,570,000	Series 2005 A, AMT, Insured: FNMA 2.810% 09/15/39	11,570,000
1,950,000	Sisters of Providence Project, Series 1995, AMT, 2.840% 12/01/15(a)	1,950,000
8,300,000	Multi-Family Mortgage Revenue, Inglebrook Court Project, Series 1995, AMT, 2.800% 07/01/25(a)	8,300,000
9,045,000	Multi-Family Revenue: Columbia Heights Project, Series 2004 A, LOC: Wells Fargo Bank N.A. 2.870% 10/01/39(a)	9,045,000
1,350,000	Pacific Inn Apartments Project, Series 1996 A, AMT, LOC: U.S. Bank N.A. 2.840% 05/01/28(a)	1,350,000
2,885,000	Rosemont Apartments Projects, Series 2003 A, AMT, LOC: Umpua Bank, LOC: Bank of the West 2.890% 10/01/36(a)	2,885,000
2,000,000	Sherwood Springs Apartments Project, Series 1997 A, AMT, LOC: U.S. Bank N.A. 2.840% 09/01/27(a)	2,000,000

Par ($)		Value ($)
	Washington - (continued)
3,370,000	WA King County Housing Authority Revenue, Auburn Court Apartments Project, Series 1997, AMT, LOC: U.S. Bank N.A. 2.810% 12/01/27(a)	3,370,000
5,585,000	WA King County Sewer Revenue, Series 2003, Insured: FGIC 2.790% 01/01/20(a)(b)	5,585,000
2,000,000	WA Pierce County Economic Development, McFarland Cascade Project, Series 1996, AMT, LOC: U.S. Bank N.A. 2.840% 12/01/17(a)	2,000,000
	WA Port of Seattle Revenue:
3,890,000	2.680% 10/06/05	3,890,000
1,970,000	2.850% 10/06/05	1,970,000
4,320,000	Series 2003, AMT, Insured: MBIA 3.130% 07/01/11(a)(c)	4,320,000
9,080,000	Series 2005 122, AMT, Insured: MBIA, LIQ FAC: BNP Paribas 2.830% 02/01/21(a)(b)	9,080,000
14,925,000	Series 2005 123, AMT, LOC: BNP Paribas 2.830% 12/01/21(a)(b)	14,925,000
2,875,000	Series 2005 139, AMT, Insured: FGIC, LIQ FAC: BNP Paribas 2.830% 09/01/12(a)(b)	2,875,000
995,000	Series 2005, AMT, Insured: FGIC 2.830% 04/01/16(a)(b)	995,000
	WA Seattle Housing Authority Revenue:
2,395,000	Lower Income Housing Assistance Revenue, Bayview Manor Project, Series 1994 B, LOC: U.S. Bank of Washington 2.790% 05/01/19(a)	2,395,000
11,250,000	Rainier Vista Project, Phase I, Series 2003, LOC: KeyBank N.A. 2.820% 12/01/36(a)	11,250,000
	WA State,
5,125,000	GO, Series 2003, Insured: FSA 2.790% 07/01/19(a)(b)	5,125,000
2,935,000	Series 2005 D, Insured: FSA 3.000% 01/01/06	2,939,679
6,060,000	WA Tacoma Convention Center & Parking Revenue, Series 2004, Insured: MBIA 2.790% 12/01/24(a)(b)	6,060,000
		138,244,679

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	West Virginia - 0.6%
7,120,000	WV Beckley Revenue Refunding, Beckley Water Co. Project, Series 2003, AMT, LOC: Bank One West Virginia 2.930% 10/01/16(a)(b)	7,120,000
7,680,000	WV Harrison County Board of Education, Series 2001- 05, 2.950% 05/01/07(a)(b)	7,680,000
1,300,000	WV Marion County Commission Solid Waste Disposal Facility Revenue, Grantown Project, Series 1990 C, AMT, LOC: National Westminster 2.850% 10/01/17(a)	1,300,000
1,000,000	WV Mercer County Industrial Development Revenue, Noland Co. Project, Series 2006, LOC: First National Bank 3.000% 05/01/06(a)(b)	1,000,000
7,055,000	WV Pleasants County Commission Industrial Development Revenue, Simex, Inc. Building Project, Series 1999, LOC: PNC Bank N.A. 2.850% 12/01/19(a)(b)	7,055,000
1,970,000	WV Public Energy Authority Revenue, Morgantown Energy Project, Series 1998, AMT, Insured: FSA 2.840% 07/01/08(a)(b)	1,970,000
5,000,000	WV Putnam County Solid Waste Disposal Revenue, Toyota Motor Manufacturing Project, Series 2000 A, AMT, 2.800% 04/01/30(a)	5,000,000
2,350,000	WV University Revenue, Series 2004, Insured: FGIC 2.790% 10/01/24(a)(b)	2,350,000
		33,475,000
	Wisconsin - 1.9%
	WI Health & Educational Facilities Authority:
2,725,000	Gundersen Clinic, Ltd., Series 2000 B, Insured: FSA, SPA; Dexia Public Finance 2.800% 12/01/29(a)	2,725,000
16,740,000	Series 2003, Insured: MBIA 2.150% 08/15/19(a)(c)	16,740,000
6,400,000	University Wisconsin Medical Foundation, Series 2000, LOC: LaSalle Bank N.A. 2.730% 05/01/30(a)	6,399,360

Par ($)		Value ($)
	Wisconsin - (continued)
	WI Housing & Economic Development Authority,
10,350,000	Home Ownership Revenue: Series 2004 D, AMT, LOC: Dexia Credit Local 2.790% 09/01/35(a)	10,350,000
17,800,000	Series 2004 E, AMT, 2.810% 09/01/35(a)	17,800,000
	Series 2005 C, AMT: LOC: Lloyds TSB Bank PLC
15,000,000	2.810% 03/01/28(a)	15,000,000
12,000,000	2.810% 09/01/33(a)	12,000,000
3,135,000	WI Marathon City Redevelopment Authority Industrial Development Revenue, Maratech Calvin Frost Project, Series 2003, AMT, LOC: Fifth Third Bank 2.840% 10/01/35(a)	3,135,000
2,700,000	WI Menomonee Falls Industrial Development Revenue, Series 1994, LOC: Bank One Milwaukee N.A. 2.930% 09/01/14(a)(b)	2,700,000
1,500,000	WI Oconomowoc Community Development Authority Multi-Family Revenue, Series 2004, LOC: LaSalle Bank N.A. 2.860% 12/01/44(a)	1,500,000
1,200,000	WI Oconto Industrial Development Revenue, Unlimited Services of Wisconsin Project, Series 2000, AMT, LOC: Bank One Wisconsin 2.940% 11/01/12(a)(b)	1,200,000
700,000	WI Park Falls Industrial Development Revenue, Weather Shield Project, Series 2000, AMT, LOC: Bank One Wisconsin 2.930% 08/01/20(a)(b)	700,000
800,000	WI Pewaukee Industrial Development, Gunner Press & Finishing Project, Series 2000, AMT, LOC: Bank One Wisconsin 2.930% 09/01/20(a)(b)	800,000
2,650,000	WI Pleasant Prairie Industrial Development Revenue, Series 1995, AMT, LOC: American National Bank & Trust 2.830% 02/01/22(a)	2,650,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Wisconsin - (continued)
1,815,000	WI Saukville Village Community Development Authority Industrial Development Revenue, Calibre, Inc. Project, Series 2004, AMT, LOC: U.S. Bank N.A. 2.910% 09/01/29(a)	1,815,000
3,000,000	WI Sheboygan Industrial development Revenue, SBCO Foods of Wisconsin, Series 2002, AMT, LOC: National Bank & Trust 2.980% 08/01/12(a)(b)	3,000,000
3,465,000	WI State, GO, Series 2004, Insured: FSA 2.790% 05/01/10(a)(b)	3,465,000
3,500,000	WI Whitewater Industrial Development Revenue, Husco International, Inc., Series 1997, AMT, LOC: LaSalle Bank 2.820% 12/01/12(a)	3,500,000
8,365,000	WI Wind Point Revenue, The Johnson Foundation Project, Series 2000, LOC: Harris Trust & Savings Bank 2.810% 09/01/35(a)	8,365,000
		113,844,360
	Total municipal bonds (cost of $5,871,783,619)	5,871,783,619
	Short-term obligations - 0.5%
	Variable rate demand notes(d) - 0.5%
	Puttable Floating Option Tax-Exempt Receipts
5,915,000	2.850% 09/01/31(b)	5,915,000
13,390,000	2.900% 09/01/26(b)	13,390,000
12,540,000	2.900% 08/01/28(b)	12,540,000
		31,845,000
	Total short-term obligations (Cost of $31,845,000)	31,845,000
Total investments (Cost of $5,903,628,619)(e)	97.7%	5,903,628,619
Other assets & liabilities, net	2.3%	141,094,138
Net assets	100.0%	6,044,722,757

Notes to Investment Portfolio:

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2005.

(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which are not illiquid, amounted to $1,429,993,341 which represents 23.7% of net assets.

(c) Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Fund has valued the investment. Illiquid securities are valued at amortized cost, which approximates the fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. At September, 2005, there securities amounted to $146,594,416, which represents 2.4% of the net assets.

Security	Acquisition Date	Acquisition Cost
AL Huntsville Solid Waster Disposal Authority & Resources Revenue, Series 2003, AMT, Insured: MBIA 3.000% 10/01/12	07/24/03	$3,450,000
DC Metropolitan Area Transportation Authority, Series 2003, Insured: MBIA 1.950% 01/01/10	03/23/05	8,313,184
GA Fulton County Housing Authority, Multi-Family Housing Revenue, Series PT-469, Insured: FHLMC 2.650% 12/01/32	06/16/05	20,000,000
IL Health Facilities Authority Revenue, Series 2004, Insured: MBIA 2.150% 12/23/05	09/29/04	25,840,000
LA State Series 2005, MT-158 Insured: AMBAC, LIQ FAC: BNP Paribas 3.140% 10/15/18	09/29/05	20,920,000
ND Grand Forks Health Care Facilities Revenue, Series 2004, MT-050 Insured: MBIA, SPA: Merrill Lynch Capital Services 2.840% 12/01/24	07/18/05	15,980,000
PA Lehigh County General Purpose Authority, Series 2003 PT-855, Insured: AMBAC, SPA: Merrill Lynch Capital Services 2.950% 07/01/18	07/19/05	11,000,000
TX Dallas Fort Worth International Airport Revenue, Series 2003 PT-825, AMT, Insured: MBIA, SPA: Lloyds TSB Bank PLC 2.900% 05/01/11	07/07/05	9,995,000
TX Houston Independent School District, GO, Series 2004 PT-979, Insured: FSA, LIQ FAC: Landesbank Hessen-Thuringen 2.950% 02/13/10	07/19/05	9,995,000
WA Port of Seattle Revenue, Series 2003, AMT, Insured: MBIA 3.130% 07/01/11	08/21/03	4,320,000
WI Health & Educational Facilities Authority, Series 2003, Insured: MBIA 2.150% 08/15/19	08/28/03	16,740,000
		$146,553,184

(d) Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at September 30, 2005.

(e) Cost for federal income tax purposes is $5,903,628,619.

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GNMA	Government National Mortgage Association

GIC	Guaranteed Investment Contract

GO	General Obligation

GTD	Guaranteed

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

PSF	Guaranteed by Permanent School Fund

SPA	Stand-by Purchase Agreement

XLCA	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

Investment Portfolio  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Municipal bonds - 94.5%
	Alabama - 1.9%
8,215,000	AL ASMS Mobile Public Educational Building Authority Revenue, Alabama High School Math & Science Foundation Project, Series 1997, LOC: AmSouth Bank of Alabama 2.820% 07/01/22(a)	8,215,000
10,000,000	AL Birmingham Medical Clinic Board Revenue, Series 2005, LOC: SunTrust Bank 2.750% 09/01/15(a)	10,000,000
6,295,000	AL University of Alabama Health Services Foundation Project, Series 2001 A, LOC: Columbus Bank & Trust 2.850% 03/01/31(a)(b)	6,295,000
2,065,000	AL Foley Public Park & Recreation Board Revenue, YMCA Project, Series 2002, 2.800% 10/01/22(a)	2,065,000
5,880,000	AL Scottsboro Solid Waste Disposal Authority Revenue, Series 2003, LOC: Regions Bank 2.780% 11/01/18(a)	5,880,000
4,400,000	AL Space Science Exhibit Finance Authority Revenue, Series 2005 A, LOC: AmSouth Bank 2.850% 10/01/22(a)	4,400,000
5,600,000	AL Tuscaloosa County Education Board, Special Tax Anticipation Warrants, Series 2003, LOC: Regions Bank 2.770% 02/01/16(a)	5,600,000
14,760,000	AL Tuscaloosa Educational Building Authority, Capital Improvement Revenue, Stillman College, Series 2002 A, LOC: AmSouth Bank 2.870% 10/01/23(a)	14,760,000
		57,215,000
	Alaska - 2.5%
6,290,000	AK Housing Finance Corp., Series 2005-703, Insured: FGIC 2.790% 12/01/12(a)(b)	6,290,000
	AK Valdez Marine Terminal Revenue, ExxonMobil Corp.:
25,755,000	Series 1985, 2.900% 10/01/25(a)	25,755,000
44,340,000	Series 2001, 2.900% 12/01/29(a)	44,340,000
		76,385,000

Par ($)		Value ($)
	Arizona - 0.9%
15,000,000	AZ McAllister Academic Village LLC Revenue, Arizona State University, Series 2005 B, Insured: AMBAC, LOC: State Street Bank & Trust Co. 2.790% 07/01/45(a)	15,000,000
9,285,000	AZ Pima County Industrial Development Authority, Broadway Proper Retirement Community I LP, Series 2000 A, Insured: GNMA, LOC: State Street Bank & Trust Co. 2.730% 12/01/25(a)	9,285,000
3,210,000	AZ Tourism & Sports Authority Tax Revenue, Series 2004, Insured: MBIA LOC: Citigroup Global Markets, Inc. 2.790% 07/01/21(a)(b)	3,210,000
		27,495,000
	California - 1.0%
11,190,000	CA ABN AMRO Munitops Certificates Trust, Series 2004, Insured: FSA 2.780% 01/15/12(a)(b)	11,190,000
20,375,000	CA Los Angeles Regional Airports Improvement Corp., Lease Revenue, Series 1985 LAX-2, LOC: Societe Generale 2.930% 12/01/25(a)	20,375,000
		31,565,000
	Colorado - 3.7%
5,780,000	CO Arapahoe County School District No.6, GO, Series 2003, Insured: FGIC 2.790% 12/01/10(a)(b)	5,780,000
9,750,000	CO Broomfield, Certificates of Participation, Series 2002 PT-1643, Insured: AMBAC, SPA: Merrill Lynch Capital Services 2.790% 12/01/08(a)(b)	9,750,000
25,785,000	CO Denver City & County Excise Tax Revenue, Colorado Convention Center Project, Series 2001, Insured: FSA 2.750% 09/01/25(a)	25,785,000
3,220,000	CO Department of Transportation Revenue, Series 2003, Insured: AMBAC 2.790% 12/15/16(a)(b)	3,220,000
5,655,000	CO Douglas County Colorado School District No. 1, Series 2001, Insured: MBIA 2.790% 06/15/09(a)(b)	5,655,000
8,500,000	CO Housing & Finance Authority Revenue, Series 2005, 2.500% 03/29/06	8,500,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Colorado - (continued)
3,715,000	CO Kippling Ridge Metropolitan District, Series 2005, LOC: U.S. Bank N.A. 2.800% 12/01/23(a)	3,715,000
18,700,000	CO Lower Colorado River Authority Tax Revenue, Series 2001, 2.790% 05/15/26(a)(b)	18,700,000
25,510,000	CO Moffat County Pollution Control Revenue, National Rural Utility Cooperative Finance Corp., Series 1984, Insured: AMBAC, LOC: JPMorgan Chase Bank 2.840% 07/01/10(a)	25,510,000
6,100,000	CO Westminster Colorado Economic Development Authority, Tax Increment Revenue, Series 2005, LOC: DEFPA Bank PLC 2.780% 12/01/28(a)	6,100,000
		112,715,000
	Connecticut - 0.2%
7,850,000	CT State, Series 2002 1060-R, SPA: Merrill Lynch Capital Services 2.760% 11/15/09(a)(b)	7,849,216
	Delaware - 0.6%
4,120,000	DE Kent County Revenue, Charter Schools, Inc. Project, Series 2002, LOC: Wachovia Bank 2.800% 11/01/22(a)	4,120,000
13,000,000	DE New Castle County Student Housing Revenue, Series 2005, LOC: Bank of New York 2.800% 08/01/31(a)	13,000,000
		17,120,000
	Florida - 6.6%
3,700,000	FL Alachua County Health Facilities Authority Revenue, Meridian Behavioral Income Project, Series 2003, LOC: Wachovia Bank 2.800% 07/01/18(a)	3,700,000
13,725,000	FL Department of Environmental Protection Preservation, Series 2003 PT-1897, Insured: FGIC, SPA: Merrill Lynch Capital Services 2.780% 01/01/12(a)(b)	13,725,000
23,940,000	FL Housing Finance Agency Revenue, Series 1988, 2.780% 08/01/06(a)	23,940,000

Par ($)		Value ($)
	Florida - (continued)
8,305,000	FL Lee County Transportation Facilities Revenue, Series PT-2903, LOC: Merrill Lynch Capital Services 2.780% 10/01/24(a)(b)	8,305,000
2,160,000	FL Miami-Dade County Educational Facilities Authority Revenue, Series 2004, Insured: AMBAC 2.780% 10/01/11(a)(b)	2,160,000
5,695,000	FL Miami-Dade County Industrial Development Authority Revenue, Dave & Mary Alper Community Project, Series 2002, LOC: Northern Trust 2.750% 04/01/32(a)	5,695,000
10,000,000	FL Orange County Industrial Development Authority, Bishop Moore High School Project, Series 2000, LOC: SunTrust Bank 2.800% 10/01/25(a)	10,000,000
14,205,000	FL Palm Beach County Public Improvement Revenue, Series 2005 PT-3000, Insured: AMBAC, LOC: Merrill Lynch Capital Services 2.780% 06/01/17(a)(b)	14,205,000
11,730,000	FL Sarasota County Utility System Revenue, Series 2002 PT-1562, Insured: FGIC, SPA Merrill Lynch Capital Services 2.780% 10/01/10(a)(b)	11,730,000
	FL Sunshine State Governmental Financing Commission:
7,250,000	2.550% 10/07/05	7,250,000
30,000,000	2.630% 10/05/05	30,000,000
28,505,000	2.630% 10/06/05	28,505,000
14,000,000	2.630% 10/06/05	14,000,000
	FL Titusville Multi-Purpose Revenue:
300,000	Series 1998, LOC: SunTrust Bank 2.800% 01/01/25(a)	300,000
400,000	Series 1999, LOC: SunTrust Bank 2.800% 01/01/25(a)	400,000
4,100,000	Series 1999 A, LOC: SunTrust Bank 2.800% 01/01/25(a)	4,100,000
	FL University of North Florida Foundation Income Revenue, Series 1997: LOC: First Union National Bank
5,600,000	2.820% 11/01/27(a)	5,600,000
12,000,000	2.820% 11/01/30(a)	12,000,000
9,600,000	Series 2003, LOC: First Union National Bank 2.820% 11/01/24(a)	9,600,000
		205,215,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Georgia - 3.4%
	GA Clayton County Housing Authority, Multi-Family Housing Revenue: Huntington Woods Apartment Project,
3,935,000	Series 1990 A, Insured: FSA 2.780% 01/01/21(a)	3,935,000
3,690,000	Kimberly Forest Projects, Series 1990 B, Insured: FSA 2.780% 01/01/21(a)	3,690,000
2,215,000	Kings Arms Apartments Project, Series 1990 D, Insured: FSA 2.780% 01/01/21(a)	2,215,000
3,945,000	Ten Oaks Apartment Project, Series 1990 F, Insured: FSA 2.780% 01/01/21(a)	3,945,000
6,955,000	Village Rouge Apartments Project, Series 1990 C, Insured: FSA 2.780% 01/01/21(a)	6,955,000
	GA Cobb County Development Authority:
6,875,000	North Cobb Christian School Project, Series 1998 A, LOC: Branch Banking & Trust 2.770% 03/01/22(a)	6,875,000
2,740,000	YMCA, Series 2003, LOC: Branch Banking & Trust Co. 2.770% 12/01/25(a)	2,740,000
3,000,000	GA Cobb County Hospital Authority, Wellstar Cobb Hospital, Series 2004, LOC: SunTrust Bank 2.770% 04/01/34(a)	3,000,000
7,500,000	GA Columbus Development Authority, Foundation Properties, Inc. Project, Series 2004, LOC: Columbus Bank & Trust 2.820% 12/01/33(a)	7,500,000
6,350,000	GA Columbus Hospital Authority, St. Francis Hospital, Inc. Project, Series 2000 A, LOC: Columbus Bank & Trust 2.790% 01/01/31(a)(b)	6,350,000
5,000,000	GA Fulton County Development Authority, Mount Vernon Presbyterian School, LOC: Branch Banking & Trust 2.770% 08/01/35(a)	5,000,000
16,245,000	GA Fulton County Housing Authority, Multi-Family Housing Revenue, Series PT-469, Insured: FHLMC 2.650% 12/01/32(a)(c)	16,245,000
1,650,000	GA Fulton County Water & Sewage Revenue, Eagle, Class A, Series 2005, Insured: FGIC 2.790% 01/01/35(a)(b)	1,650,000

Par ($)		Value ($)
	Georgia - (continued)
	GA Municipal Electric Power Authority:
8,361,000	2.580% 10/24/05	8,361,000
5,495,000	Series 2004 R-253, Insured: AMBAC, LIQ FAC: Citibank N.A. 2.790% 01/01/26(a)(b)	5,495,000
15,900,000	GA Richmond County Hospital Authority, University Health Services, Inc. Project, Series 1999, LOC: SunTrust 2.750% 01/01/19(a)	15,900,000
4,650,000	GA Worth County Industrial Development Authority, Seabrook Enterprises, Inc. Project, Series 1996 A, LOC: Harris Trust & Savings Bank 2.800% 08/01/23(a)(b)	4,650,000
		104,506,000
	Hawaii - 1.4%
16,368,000	HI Department of Budget & Finance Special Purpose Revenue, Queen's Health Systems, Series 1998 A, SPA: Bank of Nova Scotia 2.740% 07/01/26(a)	16,368,000
	HI Honolulu City & County, GO:
11,100,000	Series 2001, Insured: FGIC 2.280% 12/01/17(a)	11,100,000
4,960,000	Series 2003, Insured: MBIA 2.790% 03/01/22(a)(b)	4,960,000
5,000,000	Series 2004 A, Insured: MBIA 2.790% 10/01/10(a)(b)	5,000,000
5,525,000	Series 2005 A, Insured: MBIA, LOC: Citibank N.A. 2.790% 07/01/24(a)(b)	5,525,000
		42,953,000
	Illinois - 9.5%
22,345,000	IL ABN AMRO Munitops Certificate Trust, Series 2002, Insured: MBIA, SPA: ABN AMRO Bank N.V. 2.780% 12/01/10(a)(b)	22,345,000
22,575,000	IL Bolingbrook, GO, Series 2004, LOC: Harris Trust & Savings Bank 2.710% 12/01/29(a)	22,575,000
	IL Chicago Board of Education:
7,200,000	Series 2004 E, Insured: FSA 2.780% 03/01/15(a)	7,200,000
7,750,000	Series 2005 Z-8, Insured: FGIC, LIQ FAC: Goldman Sachs 2.830% 10/28/25(a)(b)	7,750,000
10,545,000	IL Chicago, Series 2004, Insured: FSA 2.790% 01/01/29(a)(b)	10,545,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Illinois - (continued)
39,000,000	Series 2005 D, Insured: FSA, LOC: Dexia Credit Local 2.750% 01/01/40(a)	39,000,000
4,240,000	IL DeKalb Tax Increment Revenue, Series 2003, LOC: Northern Trust Co. 2.800% 01/01/13(a)	4,240,000
	IL Development Finance Authority:
2,860,000	Adventist Health, Series 1997, Insured: MBIA 5.500% 11/15/05(a)	2,870,827
5,500,000	American Academy of Dermatology Project, Series 2001, LOC: American National Bank & Trust 2.880% 04/01/21(a)(b)	5,500,000
2,420,000	Chicago Academy of Science, Series 1997, LOC: JPMorgan Chase Bank 2.770% 01/01/31(a)	2,420,000
4,080,000	Little City Foundation Project, Series 1994, LOC: LaSalle National Bank 2.770% 02/01/19(a)	4,080,000
6,250,000	Massachusetts Eye & Ear Associates, Inc., Series 1992, LOC: LaSalle National Bank 2.760% 10/01/17(a)	6,250,000
5,000,000	Sinai Community Institute, Inc., Series 1997, LOC: LaSalle National Bank 2.760% 03/01/22(a)	5,000,000
3,675,000	Village Oak Park Residence Corp., LOC: LaSalle Bank N.A. 2.760% 07/01/41(a)	3,675,000
	IL Educational Facilities Authority Revenues:
13,260,000	Benedictine University Project, Series 2000, LOC: LaSalle Bank 2.760% 08/01/25(a)	13,260,000
4,700,000	St. Xavier University, Series 2002 A, LOC: LaSalle Bank N.A. 2.760% 10/01/32(a)	4,700,000
2,285,000	IL Health Facilities Authority: Glenkirk Project, Series 1997, LOC: Harris Trust & Savings Bank 2.830% 02/15/21(a)(b)	2,285,000
15,300,000	University of Chicago Hospital, Series 1994 C, Insured: MBIA, LOC: JPMorgan Chase Bank 2.820% 08/15/26(a)	15,300,000
3,100,000	IL Joliet Regional Port District Marine Terminal Revenue, ExxonMobil Corp., 2.900% 10/01/24(a)	3,100,000

Par ($)		Value ($)
	Illinois - (continued)
17,700,000	IL Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Series 2005 Z-5, Insured: MBIA, LIQ FAC: Goldman Sachs 2.830% 04/03/34(a)(b)	17,700,000
11,500,000	IL Oak Forest, Homewood Pool, South Suburban Mayors Project, Series 1989, LOC: Bank One, N.A 2.750% 07/01/24(a)	11,500,000
2,800,000	IL Peoria Heights Limited Obligation Revenue, Series 2001, LOC: National City Bank 2.820% 09/01/36(a)	2,800,000
5,000,000	IL Schaumburg City, GO, Series 2004, Insured: FGIC 2.790% 12/01/41(a)(b)	5,000,000
	IL State, GO:
2,355,000	Series 2003, Insured: FSA 2.790% 12/01/20(a)(b)	2,355,000
62,000,000	Series 2003 B, SPA: DEPFA Bank PLC 2.790% 10/01/33(a)	62,000,000
3,720,000	IL Toll Highway Authority, Toll Highway Revenue, Series 2005 R-4073, Insured: FSA, LIQ FAC: Citibank N.A. 2.790% 01/01/23(a)(b)	3,720,000
5,460,000	IL Will & Kendall Counties Community Construction School District No. 202, GO, Series 2003, Insured: FGIC 2.790% 01/01/23(a)(b)	5,460,000
		292,630,827
	Indiana - 1.9%
1,000,000	IN Angola Educational Facilities Revenue, Tri-State University, Inc. Project, Series 2004, LOC: Fifth Third Bank 2.770% 09/01/15(a)(b)	1,000,000
5,445,000	IN Board Book Revenue, Series 2004, Insured: AMBAC 2.790% 02/01/12(a)(b)	5,445,000
2,415,000	IN Bond Bank, Series 2003 II-R-2079, Insured: MBIA, LIQ FAC: Citigroup Global Market, Inc. 2.790% 09/01/21(a)(b)	2,415,000
5,950,000	IN Development Finance Authority Industrial Development Revenue, Indiana University Foundation Project, Series 1998, LOC: National City Bank 2.830% 08/01/18(a)(b)	5,950,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Illinois - (continued)
17,000,000	IN Development Finance Authority Revenue, Educational Facilities Children's Museum, Series 2003, 2.830% 07/01/33(a)	17,000,000
12,260,000	IN Dyer Redevelopment Authority, Economic Development Lease Rent Revenue, Series 2005 PT-2721, Insured: CIFG, SPA: Merrill Lynch Capital Services 2.790% 07/15/23(a)(b)	12,260,000
2,400,000	IN Health Facilities Financing Authority Revenue, Southern Indiana Rehab Hospital Project, Series 2001, LOC: Bank One Kentucky 2.880% 04/01/20(a)(b)	2,400,000
4,780,000	IN Merrillville Multi-School Building Corp., Series 2005 923, Insured: FGIC, LIQ FAC: JPMorgan Chase Bank 2.790% 01/15/13(a)(b)	4,780,000
4,285,000	IN St. Joseph County Indiana Economic Development Revenue, Brothers of the Holy Cross Project, Series 1997, LOC: KeyBank N.A. 2.820% 09/01/17(a)(b)	4,285,000
3,855,000	IN Transition Finance Authority Highway Revenue, Series 2004, Insured: MBIA-IBC 2.790% 06/01/09(a)(b)	3,855,000
		59,390,000
	Iowa - 0.2%
5,000,000	IA Evansdale Revenue, Series 2005, LOC: Wells Fargo Bank N.A. 2.710% 09/01/30(a)	5,000,000
	Kansas - 0.2%
7,155,000	KS Wichita City Hospital Revenue, Series 2005, Insured: MBIA 2.790% 10/01/10(a)(b)	7,155,000
	Kentucky - 2.7%
3,195,000	KY Asset Liability Commission General Fund Revenue, Series 2005 R-7011, Insured: MBIA, LIQ FAC: Citibank N.A. 2.790% 05/01/21(a)(b)	3,195,000
1,800,000	KY Christian County Industrial Building Revenue, Audubon Area Community Services Project, Series 2004, LOC: Branch Banking & Trust 2.770% 01/01/29(a)(b)	1,800,000

Par ($)		Value ($)
	Kentucky - (continued)
	KY Danville City,
10,385,000	2.600% 10/07/05	10,385,000
30,000,000	2.800% 10/03/05	30,000,000
9,640,000	KY Economic Development Finance Authority Industrial Building Revenue, Goodwill Industries Project, Series 2003, 2.770% 08/01/23(a)(b)	9,640,000
9,100,000	KY Jefferson County Multi-Family Housing Revenue, Canter Chase Apartments Project, Series 2002, 2.800% 06/01/32(a)	9,100,000
2,760,000	KY Mayfield Multi-City Lease Revenue, League of Cities Funding Trust, Series 1996, LOC: PNC Bank 2.870% 07/01/26(a)	2,760,000
2,000,000	KY Morehead League of Cities Funding Trust, Lease Program Revenue, Series 2004 A, LOC: U.S. Bank Trust, N.A. 2.770% 06/01/34(a)	2,000,000
5,340,000	KY Property & Buildings Common Revenue, Series 2004, Insured: FSA 2.790% 04/01/13(a)(b)	5,340,000
7,980,000	KY Shelby County Lease Revenue, Series 2004 A, LOC: U.S. Bank N.A. 2.810% 09/01/34(a)	7,980,000
		82,200,000
	Louisiana - 2.4%
25,000,000	LA New Orleans Aviation Board, Series 1993 B, Insured: MBIA, LOC: Dexia Credit Local 2.860% 08/01/16(a)	25,000,000
	LA Public Facilities Authority:
32,750,000	Pennington Medical Foundation, Series 2001 A, LOC: BNP Paribas 2.780% 11/01/05(a)	32,750,000
3,160,000	The Glen Retirement System, Series 2001, LOC: AmSouth Bank 2.870% 09/01/16(a)	3,160,000
10,000,000	LA State, Series 2004 A, Insured: AMBAC 6.000% 10/15/05	10,012,133
4,100,000	LA Upper Pontalba Building Restoration Corp. Revenue, Refunding, Upper Pontalba Building Project, Series 1996, LOC: Bank One Louisiana N. A. 2.880% 12/01/16(a)(b)	4,100,000
		75,022,133

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Maine - 0.1%
2,695,000	ME Health & Higher Educational Facilities Authority Revenue, Series 2003, Insured: FSA 2.790% 07/01/21(a)(b)	2,695,000
	Maryland - 1.4%
3,890,000	MD Baltimore County Economic Development Revenue, Torah Institution Baltimore Project, Series 2004, LOC: Branch Banking & Trust 2.770% 05/01/24(a)(b)	3,890,000
40,000,000	MD Community Development Administration Department of Housing and Community Development, Series 2004 J 2.050% 03/01/20(a)	40,000,000
		43,890,000
	Massachusetts - 4.6%
25,000,000	MA Commonwealth of Massachusetts 2.460% 10/04/05	25,000,000
	MA Development Finance Agency:
5,500,000	Boston University, Series 2002 R-2, Insured: XLCA, LOC: Societe Generale 2.900% 10/01/42(a)	5,500,000
8,210,000	Dexter School, Series 2000, Insured: MBIA, SPA: First Union National Bank 2.780% 05/01/31(a)	8,210,000
9,535,000	MA Health & Educational Facilities Authority Revenue, Series 2004 PT-911, Insured: AMBAC, SPA: Merrill Lynch Capital Services 3.100% 03/25/11(a)(c)	9,535,000
95,180,000	MA State, Series 1997 B, SPA: Landesbank Hessen-Thuringen 2.730% 08/01/15(a)	95,180,000
		143,425,000
	Michigan - 2.5%
3,400,000	MI Ann Arbor Economic Development, YMCA Project, Series 2004, LOC: Fifth Third Bank 2.750% 04/01/34(a)	3,400,000
4,170,000	MI Building Authority Revenue, Series 2003, Insured: MBIA 2.790% 10/15/18(a)(b)	4,170,000
5,435,000	MI Fremont Hospital Finance Authority, Hospital Revenue, Gerber Memorial Health Services, Series 2002, LOC: Fifth Third Bank 2.770% 11/01/27(a)	5,435,000

Par ($)		Value ($)
	Michigan - (continued)
720,000	MI Grand Rapids Public Schools, GO, Series 2004, LOC: Fifth Third Bank 2.770% 05/01/23(a)	720,000
	MI Grand Valley State University Revenue:
12,420,000	Insured: XLCA, LOC: Fifth Third Bank 2.750% 09/01/28(a)	12,420,000
14,035,000	Series 2001 B, Insured: FGIC 2.750% 06/01/27(a)	14,035,000
	MI Higher Education Facilities Authority Revenue:
8,040,000	Hope College Project, Series 2002 B, LOC: Fifth Third Bank 2.770% 04/01/32(a)	8,040,000
4,900,000	Refunding, Limited Obligation Hope College, Series 2004, LOC: Bank One N.A 2.780% 04/01/34(a)	4,900,000
8,100,000	MI Hospital Financial Authority Revenue, Series 2003, LOC: Fifth Third 2.790% 12/01/32(a)	8,100,000
2,395,000	MI Public Educational Facility Authority Revenue, West Michigan Academy Project, Series 2003, LOC: Fifth Third Bank 2.770% 12/01/18(a)(b)	2,395,000
5,760,000	MI South Central Power Agency Supply Systems Revenue, Refunding, Series 2004, 2.760% 11/01/11(a)	5,760,000
	MI Strategic Fund Ltd., Environmental Research Institute:
4,370,000	Series 2000 A, 2.870% 10/01/15(a)	4,370,000
4,260,000	Series 2000 B, 2.870% 10/01/25(a)	4,260,000
		78,005,000
	Minnesota - 0.8%
4,910,000	MN Community Development Agency Revenue, Arena Acquisition Project, Series 1995 A, LOC: U.S. Bank N.A. 2.800% 10/01/24(a)	4,910,000
20,000,000	MN Housing Finance Agency, Residential Housing, Series 2005 D, 2.900% 05/18/06 GIC	20,000,000
		24,910,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Mississippi - 0.5%
11,800,000	MS Business Finance Corp., Mississippi College, Series 2003, LOC: AmSouth Bank 2.870% 07/01/23(a)	11,800,000
4,800,000	MS Business Finance Corp. Revenue, Belhaven College Project, Series 2004, LOC: First Tennessee Bank 2.950% 07/01/24(a)(b)	4,800,000
		16,600,000
	Missouri - 1.8%
1,570,000	MO Desloge Industrial Development Authority Revenue, National Healthcorp Project, Series 1989, LOC: Regions Bank 2.600% 12/01/10(a)	1,570,000
4,705,000	MO Development Finance Board Facilities Revenue, Southeast Missouri State University, Series 2003 B, LOC: U.S. Bank 2.720% 10/01/23(a)	4,705,000
1,555,000	MO Dunklin County Industrial Development Authority, National Healthcorp Project, Series 1989, LOC: Regions Bank 2.650% 12/01/10(a)	1,555,000
1,270,000	MO Health & Educational Facilities Authority, Educational Facilities Revenue, Series 1996 A, LOC: Morgan Guaranty Trust Co. 2.830% 09/01/30(a)	1,270,000
	MO Kansas City Industrial Development Authority, Multi-Family Housing Revenue:
8,000,000	Ethans Apartment Project, Series 2004, LOC: Citibank N.A. 2.780% 02/01/39(a)	8,000,000
18,400,000	Timberlane Village Associates Project, Series 1986, LOC: UBS AG 2.810% 06/01/27(a)	18,400,000
7,195,000	MO Kansas City Tax Increment, Chouteau Development Co. LLC, Series 2003 I-35-A, Insured: MBIA, SPA: JPMorgan Chase Bank 2.770% 03/01/24(a)	7,195,000

Par ($)		Value ($)
	Missouri - (continued)
8,325,000	MO Platte County Industrial Development Authority, Multi-Family Housing Revenue, Wexford Place Project, Series 1999, 2.770% 04/01/28(a)(b)	8,325,000
5,000,000	MO St. Louis Industrial Development Authority Revenue, Wetterau, Inc. Project, Series 1989, LOC: PNC Bank 2.780% 05/01/09(a)(b)	5,000,000
		56,020,000
	Nebraska - 0.1%
3,950,000	NE Elementary & Secondary School Finance Authority Educational Facilities Revenue, Lutheran School Project Fund, Series 2004 B, LOC: PNC Bank N.A. 2.820% 09/01/29(a)	3,950,000
	Nevada - 1.5%
	NV Clark County Airport Revenue:
13,000,000	Series 2005 D-2, Insured: FGIC, 2.780% 07/01/40(a)	13,000,000
13,800,000	Series 2005 E-1, Insured: FGIC, SPA: Bayerische Landesbank 2.760% 07/01/36(a)	13,800,000
6,245,000	NV Clark County School District, Series 2004, Insured: MBIA 2.790% 06/15/23(a)(b)	6,245,000
8,625,000	NV Henderson, GO, Series 2004, Insured: FGIC 2.790% 06/01/24(a)(b)	8,625,000
3,975,000	NV Washoe County School District, GO, Series 2003, Insured FGIC 2.790% 06/01/20(a)(b)	3,975,000
		45,645,000
	New Jersey - 0.9%
	NJ Economic Development Authority:
	Mount Olive Industrial Realty Co. LLC,
9,750,000	Series 1998, LOC: Bank of New York 2.830% 12/01/07(a)	9,750,000
10,810,000	Series 2004 502, Insured: MBIA, LIQ FAC: PNC Bank N.A. 2.780% 01/01/22(a)(b)	10,810,000
7,845,000	NJ State, Certificates of Participation, Series 2005 PT-3030, Insured: ABMAC, SPA: Merrill Lynch Capital Services 2.780% 06/15/17(a)(b)	7,845,000
		28,405,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	New Mexico - 0.2%
5,000,000	NM Farmington Hospital Revenue, San Juan Regional Medical Center Project, Series 2004-B, LOC: Bank of Nova Scotia 2.780% 06/01/28(a)	5,000,000
	New York - 5.4%
2,000,000	NY Jay Street Development Corp., Courts Facility Lease Revenue, Series 2001 A-2, LOC: DEPFA Bank PLC 2.580% 05/01/20(a)	2,000,000
22,100,000	NY Long Island Power Authority, 2.720% 10/05/05	22,100,000
	NY Metropolitan Transportation Authority, Series 2003:
8,960,000	Insured: AMBAC 2.780% 11/15/10(a)(b)	8,960,000
4,535,000	Insured: MBIA, SPA: Citibank N.A. 2.780% 11/15/28(a)(b)	4,535,000
80,400,000	NY New York City Housing Development Corp., RBNB Wall Street Owner LLC, Series 2005 A, LOC: Landesbank Hessen-Thuringen 2.750% 12/01/36(a)	80,391,961
	NY New York City Transitional Finance Authority,
18,270,000	Series 2002 C3, SPA: Bank of Nova Scotia 2.750% 08/01/31(a)	18,268,173
6,350,000	Series 2002 C4, SPA: Landesbank Hessen-Thuringen 2.930% 08/01/31(a)	6,350,000
	NY New York City,
18,280,000	Series 2004 C-3, Insured: CIFG, SPA: DEFPA Bank PLC 2.750% 08/15/29(a)	18,280,000
1,000,000	Series 2005, Insured: MBIA, LIQ FAC: Citibank N.A. 2.780% 08/01/15(a)	1,000,000
3,500,000	NY Triborough Bridge & Tunnel Authority Revenue, Series 2003, Insured: MBIA 2.780% 05/15/17(a)(b)	3,500,000
		165,385,134
	North Carolina - 3.1%
	NC Capital Facilities Finance Agency, Educational Facilities Revenue:
5,400,000	Barton College Project, Series 2001, LOC: Branch Banking & Trust Co. 2.770% 07/01/19(a)	5,400,000
5,800,000	Campbell University, Series 2004, LOC: Branch Banking & Trust Co. 2.770% 10/01/24(a)	5,800,000

Par ($)		Value ($)
	North Carolina - (continued)
	NC Charlotte Housing Authority, Multi-Family Housing Revenue: Charlotte Stonehaven LLC,
9,475,000	Series 2005, LOC: Wachovia Bank N.A. 2.800% 09/01/35(a)	9,475,000
7,740,000	Series 2005, LOC: Wachovia Bank N.A. 2.800% 09/01/35(a)	7,740,000
2,365,000	NC Guilford County Carolina Industrial Facilities & Pollution Control Financing Authority Revenue, YMCA Project, Series 2002, LOC: Branch Banking & Trust Co. 2.770% 02/01/23(a)	2,365,000
13,575,000	NC Henderson County Hospital Revenue, Margaret R. Paradee Memorial Hospital Project, Series 2001, LOC: Branch Banking & Trust Co. 2.770% 10/01/21(a)	13,575,000
	NC Medical Care Commission, Health Care Facilities Revenue:
3,640,000	Rutherford Hospital, Inc. Project, Series 2001, LOC: Branch Banking & Trust Co. 2.770% 09/01/21(a)	3,640,000
2,500,000	Hospital Revenue: Southeastern Regional Medical Center, LOC: Branch Banking & Trust 2.770% 06/01/37(a)	2,500,000
9,300,000	Westcare Health Systems Project, Series 2002 A, LOC: Branch Banking & Trust Co. 2.770% 09/01/22(a)	9,300,000
5,000,000	Retirement Facilities Revenue: 1st Mortgage United Methodist, Series 2005, LOC: Branch Banking & Trust Co. 2.770% 10/01/35(a)	5,000,000
	Aldersgate Project,
10,310,000	Series 2001, LOC: Branch Banking & Trust 2.880% 01/01/31(a)	10,310,000
6,700,000	Series 2003, LOC: Bank of Scotland 2.770% 07/01/07(a)	6,700,000
5,440,000	NC State, GO, Series 2003, 2.790% 02/01/11(a)(b)	5,440,000
9,040,000	NC University Hospital Chapel Hill Revenue, Series 2001 A, SPA: Landesbank Hessen-Thuringen 2.930% 02/15/31(a)	9,040,000
		96,285,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	North Dakota - 0.2%
5,845,000	ND Grand Forks Health Care Facilities Revenue, Series 2004, Insured: MBIA 2.790% 07/21/09(a)(b)	5,845,000
	Ohio - 3.3%
10,000,000	OH Akron Bath Copley Township Hospital District, Summa Health System, Series 2004 B, LOC: Bank One N.A. 2.780% 11/01/34(a)	10,000,000
24,750,000	OH Columbus Regional Airport Authority Revenue, Series 2004, LOC: U.S. Bank N.A. 2.770% 03/01/34(a)	24,750,000
	OH Franklin County Hospital Revenue, Children's Hospital: Insured: AMBAC, LOC: National City Bank
7,910,000	2.750% 11/01/25(a)	7,910,000
11,000,000	2.750% 11/01/33(a)	11,000,000
6,500,000	OH Hamilton County Health Care Facilities Revenue, Episcopal Retirement Homes, Inc., Series 2005 A, Insured: Not Applicable LOC: KeyBank N.A. 2.750% 06/01/35(a)	6,500,000
1,765,000	OH Highland County Hospital Joint Township, Hospital District Facilities Revenue Series 2004, LOC: Fifth Third Bank 2.770% 08/01/24(a)(b)	1,765,000
3,970,000	OH Jackson Local School District, GO, Stark & Summit Counties, Series 2004, Insured: FGIC 2.780% 12/01/24(a)(b)	3,970,000
1,400,000	OH Lucas County Facilities Improvement Revenue, Toledo Zoological Society Project, Series 1997, LOC: KeyBank N.A. 2.770% 10/01/05(a)	1,400,000
6,795,000	OH Mahoning County Hospital Facilities, Series 2002 B, LOC: Fifth Third Bank 2.770% 12/01/27(a)	6,795,000
8,000,000	OH Montgomery County Economic Development Revenue, The Dayton Art Institute Project, Series 1996, LOC: National City Bank 2.830% 05/01/26(a)	8,000,000
14,340,000	OH Muskingum County Hospital Facilities Revenue, Genesis Healthcare System Project, Series 2000, LOC: National City Bank 2.780% 12/01/20(a)	14,340,000

Par ($)		Value ($)
	Ohio - (continued)
5,000,000	OH Summit County Port Authority Industrial Development Revenue, Jewish Community Board Project, Series 2005, 2.820% 10/01/23(a)	5,000,000
1,000,000	OH Warren County Economic Development Revenue, Ralph J. Stolle Countryside Project, Series 2000, LOC: Fifth Third Bank 2.770% 08/01/20(a)(b)	1,000,000
		102,430,000
	Oklahoma - 0.0%
1,260,000	OK Industrial Authority Revenue, Amateur Softball Association Project, Series 2002, LOC: Bank One Oklahoma N.A. 2.930% 06/01/14(a)(b)	1,260,000
	Pennsylvania - 2.5%
6,105,000	PA Allegheny County Industrial Development Revenue, United Jewish Federation Project, Series 1995 B, LOC: PNC Bank N.A. 2.780% 10/01/25(a)	6,105,000
12,990,000	PA Delaware County Industrial Development Authority, Airport Facilities Revenue, United Parcel Service, Series 1985, 2.870% 12/01/15(a)	12,990,000
	PA Delaware Valley Regional Finance Authority, Local Government Revenue:
7,600,000	Series 2004, Insured: AMBAC 2.850% 08/01/28(a)(b)	7,600,000
9,995,000	Series PT-784, LOC: Merrill Lynch Capital Services 2.850% 07/01/26(a)(b)	9,995,000
	PA Harrisburg Authority Revenue:,
11,340,000	Cumberland Valley School Project, Series 2002 B, Insured: FSA 2.800% 03/01/34(a)	11,340,000
1,885,000	West Brandywine Project, Series 2002 D, Insured: FSA 2.800% 03/01/34(a)	1,885,000
8,000,000	PA Higher Educational Facilities Authority Revenue, Series 2005, LOC: Sovereign Bank 2.790% 11/01/36(a)	8,000,000
8,610,000	PA Lehigh County General Purpose Authority, Series 2003 PT-855, Insured: AMBAC, SPA: Merrill Lynch Capital Services 2.950% 07/01/18(a)(c)	8,610,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Pennsylvania - (continued)
5,000,000	PA Montgomery County Industrial Development Authority Revenue, Plymouth Woods Project, Series 1987, LOC: PNC Bank, N.A. 2.780% 09/01/06(a)(b)	5,000,000
5,325,000	PA Philadelphia Redevelopment Authority, The Presbyterian Home Project, Series 1998, LOC: PNC Bank, N.A. 2.780% 07/01/28(a)(b)	5,325,000
		76,850,000
	Puerto Rico - 0.3%
8,055,000	PR Commonwealth of Puerto Rico, Electric Power Authority, Series 2005 PT-2636, Insured: FGIC, LIQ FAC: Merrill Lynch Capital Services 2.750% 07/01/24(a)(b)	8,054,195
	Rhode Island - 0.3%
10,000,000	RI Housing & Mortgage Finance Authority, Series 2003 43-B, 1.470% 06/15/06	9,859,850
	South Carolina - 1.6%
	SC Jobs Economic Development Authority, Health Care Facilities Revenue:
6,100,000	Baptist Ministries Incorporated, Series 2000, LOC: Nationsbank N.A. 2.820% 07/01/20(a)	6,100,000
13,145,000	Carolina Village Project, Series 2000, LOC: Branch Banking & Trust 2.770% 02/01/22(a)	13,145,000
6,160,000	Hospital Facility Revenue, Canon Memorial Hospital Project, Series 2004 A, LOC: National Bank of South Carolina 2.850% 06/01/24(a)	6,160,000
	SC Public Service Authority Revenue:
5,490,000	Series 2002, Insured: FSA 2.790% 07/01/10(a)(b)	5,490,000
4,565,000	Series 2004,: Insured: AMBAC 2.790% 01/01/22(a)(b)	4,565,000
12,810,000	SC Transportation Infrastructure Bank Revenue, Series 2004, AMT, Insured: AMBAC 2.790% 04/01/12(a)(b)	12,810,000
		48,270,000

Par ($)		Value ($)
	Tennessee - 4.4%
	TN Blount County Public Building Authority, Local Government Public Improvement:
7,000,000	Series 2001 A-2E, Insured: AMBAC, LOC: KBC Bank NV 2.830% 06/01/35(a)	7,000,000
3,775,000	Series 2002, Insured: AMBAC 2.770% 06/01/17(a)	3,775,000
10,000,000	Series 2005 D-2-A, Insured: AMBAC, LOC: DEPFA Bank PLC 2.830% 06/01/26(a)	10,000,000
2,950,000	TN Cleveland Health & Educational Facilities Board Revenue, Lee University Project, Series 2002, LOC: First Tennessee 3.050% 12/01/19(a)(b)	2,950,000
20,600,000	TN Collierville Industrial Development Board, St. Georges High School Project, Series 2001, LOC: AmSouth Bank 2.790% 08/01/31(a)	20,600,000
9,600,000	TN Dickson County Industrial Development Board Revenue, The Jackson Foundation-Renaissance Learning Center Project, Series 1997, LOC: SunTrust Bank of Nashville 2.800% 11/01/12(a)(b)	9,600,000
7,040,000	TN Housing Development Agency, Single Family Mortgage, Series 2004, 3.237% 12/08/05(a)	7,040,000
20,045,000	TN Knox County Health Educational & Housing Facilities Board, Student Housing Revenue, Volunteer Student Housing LLC, LOC: Allied Irish Banks PLC 2.770% 09/01/34(a)	20,045,000
275,000	TN Loudon Water & Sewer Revenue, Series 1996, LOC: Wachovia Bank 2.800% 09/01/06(a)(b)	275,000
5,360,000	TN Metropolitan Government Nashville & Davidson County District Energy, Series 2002, Insured: AMBAC 2.790% 04/01/10(a)(b)	5,360,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Tennessee - (continued)
3,255,000	TN Metropolitan Government Nashville & Davidson County Industrial Development Board Revenue, Nashville Apartment Properties Project, Series 1995-2, LOC: AmSouth Bank, N.A. 2.850% 09/01/15(a)(b)	3,255,000
7,000,000	TN Metropolitan Government Nashville & Davidson County, Health & Educational Facility Board, The Blakeford at Green Hills, Series 2005, LOC: Fifth Third Bank 2.770% 07/01/16(a)	7,000,000
	TN Sevier County Public Building Authority, Local Government Public Improvement Revenue:
4,500,000	Series 1998 III-B-2, Insured: AMBAC, SPA: Landesbank Hessen-Thuringen 2.770% 06/01/19(a)	4,500,000
10,000,000	Series 2005 VI-F-1, Insured: XCLA, SPA: DEPFA Bank PLC 2.770% 06/01/35(a)	10,000,000
6,500,000	Series 2005 VI-F-2, Insured: XLCA, SPA: DEPFA Bank PLC 2.770% 06/01/15(a)	6,500,000
	TN Shelby County Health Educational & Housing Facilities Board Revenue:
4,520,000	Memphis University School Project, Series 2002, LOC: SunTrust Bank 2.780% 10/01/22(a)	4,520,000
5,170,000	St. Benedict Auburndale School, Series 2003, LOC: AM South 2.780% 05/01/33(a)	5,170,000
3,500,000	St. Mary's Episcopal School Project, Series 2004, LOC: First Tennessee Bank 3.050% 12/01/34(a)	3,500,000
3,650,000	TN Williamson County Industrial Development Board Revenue Educational Facility, St. Matthew School Project, Series 2004, LOC: SunTrust Bank 2.800% 07/01/24(a)	3,650,000
		134,740,000

Par ($)		Value ($)
	Texas - 11.9%
5,000,000	TX ABN AMRO Munitops Certificate Trust, Series 2003, Insured: PSFG, SPA: ABN AMRO Bank N.V. 2.780% 08/15/10(a)(b)	5,000,000
	TX Austin City:
7,648,000	2.550% 10/07/05	7,648,000
10,000,000	2.650% 10/07/05	10,000,000
4,930,000	TX Bexar County Housing Finance Corp., Northwest Trails LP, Series 2004, Insured: FNMA 2.740% 12/15/34(a)	4,930,000
4,982,000	TX Brazosport Independent School District, Series 2003, 2.790% 08/15/10(a)(b)	4,982,000
5,175,000	TX Bridgeport, GO, Independent School District, Series 2004, 2.790% 02/15/09(a)(b)	5,175,000
4,795,000	TX Canutillo Independent School District, GO, Series 2003, 2.790% 08/15/22(a)(b)	4,795,000
12,825,000	TX City of Austin 2.680% 10/06/05	12,825,000
9,125,000	TX Cypress Fairbanks Independent School District, Series 2005, Insured: PSFG 2.790% 02/15/20(a)(b)	9,125,000
	TX Dallas Independent School District, GO:
4,490,000	Series 2004, Insured: PSFG 2.790% 08/15/24(a)	4,490,000
4,940,000	Series 2005 1003, Insured: PSFG,LIQ FAC: JPMorgan Chase Bank 2.790% 02/15/11(a)(b)	4,940,000
4,600,000	TX Denton County, GO, Series 2005, Insured: MBIA 2.790% 07/15/10(a)(b)	4,600,000
5,325,000	TX Denton Utilities System, Series, 2004, Insured: MBIA 2.790% 12/01/24(a)(b)	5,325,000
10,000,000	TX El Paso 2.630% 10/06/05	10,000,000
	TX Grand Prairie Housing Finance Corp., Multi-Family Housing Revenue:
9,600,000	Lincoln Property Project, Series 1993, 2.830% 06/01/10(a)	9,600,000
9,000,000	Windbridge Grand Prairie Project Series 1993, 2.830% 06/01/10(a)(b)	9,000,000
2,300,000	TX Grapevine Industrial Development Corp., Airport Revenue Series 1993, LOC: JPMorgan Chase Bank 2.830% 03/01/10(a)	2,300,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Texas - (continued)
	TX Gregg County Housing Finance Corp., Multi-Family Housing Revenue:
2,640,000	Summer Green Project, Series 2004 A, 2.780% 02/15/23(a)	2,640,000
5,125,000	Summer Lake Project, Series 2004 A, 2.780% 02/15/23(a)	5,125,000
	TX Harris County Industrial Development Corp., Pollution Control Revenue, ExxonMobil Corp., Series 1984:
11,700,000	2.900% 03/01/24(a)	11,700,000
6,300,000	2.900% 03/01/24(a)	6,300,000
3,680,000	TX Hays Consolidated Independent School District, GO, Series 2005, Insured: PSFG, SPA: Merrill Lynch Capital Services 2.790% 08/15/25(a)(b)	3,680,000
	TX Houston Independent School District:
3,380,000	Series 2005 DB-169, Insured: PSFG, LIQ FAC: Deutsche Bank A.G. 2.790% 02/15/24(a)(b)	3,380,000
5,295,000	Series 2005 II-R-408, Insured: PSFG, LIQ FAC: Citibank N.A. 2.790% 02/15/29(a)(b)	5,295,000
10,755,000	Series 2005 PT-2836, Insured: PSFG, LIQ FAC: Merrill Lynch Capital Services 2.790% 02/15/18(a)(b)	10,755,000
5,420,000	Series 2005 PT-3160, Insured: PSFG, LIQ FAC: Merrill Lynch Capital Services 2.790% 02/15/20(a)(b)	5,420,000
	TX Houston Utility System Revenue:
5,175,000	Series 2004, Insured: FSA 2.790% 05/15/20(a)(b)	5,175,000
7,295,000	Spears DB-108, Series 2004, Insured: MBIA 2.790% 05/15/28(a)(b)	7,295,000
12,495,000	TX Houston Water & Sewer Systems Revenue, Series 2002, Insured: MBIA 2.770% 12/01/23(a)(b)	12,495,000
10,760,000	TX Hunt Memorial Hospital District Revenue, Series 1998, Insured: FSA 2.800% 08/15/17(a)	10,760,000
5,100,000	TX Mesquite Independent School District No. 1, Series 2005 1032, Insured: PSFG, LIQ FAC: JPMorgan Chase Bank 2.790% 08/15/26(a)(b)	5,100,000

Par ($)		Value ($)
	Texas - (continued)
10,000,000	TX North Central Council of Government 3.000% 11/02/05	10,000,000
14,520,000	TX North Central Health Facility Development Corp. Revenue, Series 2004, Insured: MBIA 2.850% 07/11/12(a)(c)	14,520,000
4,090,000	TX North East Independent School District, Series 2005 PT-3156, Insured: PSFG, LIQ FAC: Merrill Lynch Capital Services 2.790% 02/01/22(a)(b)	4,090,000
10,565,000	TX Nueces County, GO, Series 2004, Insured: AMBAC 2.790% 02/15/12(a)(b)	10,565,000
5,835,000	TX Richardson Independent School District, Series 2005 PT-2835, Insured: PSFG, LIQ FAC: Merrill Lynch Capital Services 2.790% 02/15/25(a)(b)	5,835,000
10,000,000	TX Round Rock Independent School District, Series 2005 A, Insured: PSFG, LIQ FAC: Citibank N.A. 2.790% 08/01/15(a)(b)	10,000,000
8,010,000	TX San Antonio Educational Facilities Corp. Revenue, University Incarnate Word Project, Series 2001, LOC: Bank One N.A. 2.860% 12/01/21(a)	8,010,000
4,400,000	TX San Antonio Health Facilities Development Corp. Revenue, CTRC Clinical Foundation Project, LOC: Wells Fargo Bank N.A. 2.760% 06/01/20(a)	4,400,000
34,280,000	TX San Antonio Water Revenue, Series 2003 A, Insured: MBIA 2.740% 05/15/33(a)	34,280,000
5,945,000	TX Spring Independent School District, GO, Series 2005, Insured: FGIC 2.790% 08/15/26(a)(b)	5,945,000
32,000,000	TX University of Texas, Permanent University Fund, Series 2005 A, 3.500% 10/05/05	32,004,910
9,900,000	TX White Settlement Independent School District, Series 2005 II-R-2215, Insured: PSFG, LIQ FAC: Citigroup Global Market, Inc. 2.790% 08/15/22(a)(b)	9,900,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Texas - (continued)
8,135,000	TX Williamson County, Series 2001 188, Insured: FSA 2.790% 02/15/21(a)(b)	8,135,000
		367,539,910
	Utah - 1.9%
12,500,000	UT Intermountain Power Agency, 2.680% 10/06/05	12,500,000
30,340,000	UT St. George Housing Revenue, Series 2004 A, Insured: FNMA 2.750% 12/15/29(a)	30,340,000
10,000,000	UT Water Finance Agency Revenue, Series 2005 A-13, Insured: AMBAC, SPA: JPMorgan Chase Bank 2.800% 10/01/27(a)	10,000,000
5,550,000	UT West Valley City Industrial Development Revenue, Johnson Matthey, Inc., Series 1987, LOC: HSBC Bank USA N.A. 2.790% 12/01/11(a)	5,550,000
		58,390,000
	Virginia - 0.9%
2,705,000	VA Alexandria Industrial Development Authority Revenue, American Red Cross Project, Series 1989, LOC: First Union National Bank 2.800% 01/01/09(a)(b)	2,705,000
3,700,000	VA Front Royal & Warren County Industrial Development Revenue, Hospital Facility Warren Memorial Hospital Project, Series 2003, LOC: Branch Banking & Trust 2.770% 05/01/23(a)(b)	3,700,000
1,700,000	VA Hanover County Virginia Industrial Development Authority, Residential Care Facility Revenue, Series 1999, LOC: Branch Banking & Trust Co. 2.770% 07/01/29(a)(b)	1,700,000
5,875,000	VA Richmond Industrial Development Authority Revenue, Church Schools in The Diocese of Virginia, Series 2001, LOC: SunTrust Bank 2.810% 12/01/31(a)	5,875,000
12,050,000	VA Rockingham County Industrial Development Authority, Residential Care Facility Revenue, Sunnyside Presbyterian Project,Series 2003, LOC: Branch Banking & Trust 2.770% 12/01/33(a)	12,050,000

Par ($)		Value ($)
	Virginia - (continued)
3,000,000	VA Winchester Industrial Development Authority, Residential Care Facility Revenue Westminster-Canterbury of Winchester, Inc., Series 2005 B, LOC: Branch Banking & Trust 2.770% 01/01/35(a)	3,000,000
		29,030,000
	Washington - 2.3%
8,925,000	WA Broadway Office Properties Revenue, Series 2002, Insured: MBIA 2.790% 06/01/10(a)(b)	8,925,000
8,580,000	WA Health Care Facilities Authority, Empire Health Services, Series 2003, LOC: U.S. Bank N.A. 2.740% 11/01/23(a)	8,580,000
	WA Housing Finance Commission Non-Profit Housing Revenue:
13,035,000	Franke Tobey Jones, Series 2003, LOC: Wells Fargo Bank N.V. 2.800% 09/01/33(a)	13,035,000
5,000,000	Pioneer Human Services, Series 2001 A, LOC: U.S. Bank Trust N.A. 2.800% 08/01/19(a)	5,000,000
12,775,000	Rockwood Retirement Program A, Series 1999, LOC: Wells Fargo Bank N.A. 2.800% 01/01/30(a)	12,775,000
3,410,000	Spokane United Methodist Homes, Series 2002, LOC: Wells Fargo Bank N.A. 2.800% 01/01/34(a)	3,410,000
4,235,000	WA Pierce County, Series 2005 921, Insured: AMBAC, LIQ FAC: JPMorgan Chase Bank 2.790% 02/01/13(a)(b)	4,235,000
2,275,000	WA Port of Seattle, 2.630% 10/06/05	2,275,000
	WA State, GO,
7,320,000	Series 2004, Insured: AMBAC 2.790% 01/01/12(a)(b)	7,320,000
4,020,000	Series 2003, 2.375% 01/01/06(a)	4,013,773
		69,568,773
	West Virginia - 0.2%
4,995,000	WV University of West Virginia, Series 2005, Insured: FGIC 2.790% 10/01/12(a)(b)	4,995,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Wisconsin - 1.5%
5,200,000	WI Allouez, GO, Series 2004, Insured: AMBAC 2.790% 04/01/24(a)(b)	5,200,000
3,600,000	WI Appleton Industrial Development Revenue, Series 1994, U.S. Bank N.A. 2.790% 12/15/09(a)	3,600,000
6,630,000	WI Center District Tax Revenue, Series 2004, Insured: MBIA 2.790% 12/15/21(a)(b)	6,630,000
	WI Health & Educational Facilities Authority:
	Mequon Jewish Project,
3,500,000	Series 2003, LOC: Bank One N.A. 2.800% 07/01/28(a)	3,500,000
8,500,000	Series 2003, Insured: MBIA 2.150% 08/15/19(a)(c)	8,500,000
8,685,000	University Wisconsin Medical Foundation, Series 2000, LOC: LaSalle Bank N.A. 2.730% 05/01/30(a)	8,685,000
9,700,000	WI West Allis Revenue, State Fair Park Exposition Center Project, Series 2001, LOC: First Star N.A. 2.800% 08/01/28(a)	9,700,000
		45,815,000
	Wyoming - 1.2%
7,400,000	WY Kemmerer Pollution Control Revenue, ExxonMobil Corp., Series 1984, 2.900% 11/01/14(a)	7,400,000
	WY Lincoln County Pollution Control Revenue, ExxonMobil Corp.:
11,805,000	Series 1984 B, 2.900% 11/01/14(a)	11,805,000
7,455,000	Series 1984 C, 2.900% 11/01/14(a)	7,455,000
11,820,000	Series 1984, 2.900% 11/01/14(a)	11,820,000
		38,480,000
Total municipal bonds (Cost of $2,915,759,038)		2,915,759,038
	Short-term obligation - 0.2%
	Variable rate demand note(d) - 0.2%
6,390,000	Puttable Floating Option Tax-Exempt Receipts 2.900% 08/01/28(b)	6,390,000
Total short-term obligation (Cost of $6,390,000)		6,390,000

		Value ($)
Total investments (Cost of $2,922,149,038)(e)	94.7%	2,922,149,038
Other assets & liabilities, net	5.3%	162,521,747
Net assets	100.0%	3,084,670,785

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2005.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which are not illiquid, amounted to $721,110,411, which represents 23.4% of net assets.

(c)  Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Fund has valued the investment. Illiquid securities are valued at amortized cost, which approximates the fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. At September, 2005, there securities amounted to $57,410,000, which represents 1.9% of the net assets.

Security	Acquisition Date	Acquisition Cost
GA Fulton County Housing Authority, Multi-Family Housing Revenue, Series PT-469, Insured: FHLMC 2.650% 12/01/32	06/16/05	$16,245,000
MA Health & Educational Facilities Authority Revenue, Series 2004 PT-911, Insured: AMBAC, SPA: Merrill Lynch Capital Services 3.100% 03/25/11	08/10/05	9,535,000
PA Lehigh County General Purpose Authority, Series 2003 PT-855, Insured: AMBAC, SPA: Merrill Lynch Capital Services 2.950% 07/01/18	07/19/05	8,610,000
TX North Central Health Facility Development Corp. Revenue, Series 2004, Insured: MBIA 2.850% 07/11/12	02/29/04 – 06/22/05	14,520,000
WI Health & Educational Facilities Authority, Series 2003, Insured: MBIA 2.150% 08/15/19	11/09/04	8,500,000
		$57,410,000

(d)  Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at September 30, 2005.

(e)  Cost for federal income tax purposes is $2,922,149,038.

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GNMA	Government National Mortgage Association

GO	General Obligation

LOC	Letter of Credit

LIQ FAC	Liquidity Facility

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

XLCA	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves

Investment Portfolio  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Municipal bonds - 92.2%
	California - 88.4%
	CA ABAG Finance Authority for Non-Profit Corp.:
29,250,000	Jewish Community Center of San Francisco, Series 2002, LOC: Allied Irish Bank PLC 2.760% 11/15/31(a)	29,250,000
12,000,000	Lease Pass Through Obligations, Series 2003 A, LOC: Societe Generale 2.850% 07/01/08(a)	12,000,000
	CA ABN AMRO Munitops Certificates Trust:
8,895,000	Series 2003, Insured: FGIC 2.760% 08/01/11(a)(b)	8,895,000
	Series 2004,
9,090,000	Insured: FGIC 2.760% 07/01/11(a)(b)	9,090,000
7,825,000	Insured: FSA, 2.760% 06/01/12(a)(b)	7,825,000
8,575,000	Insured: MBIA 2.760% 08/01/12(a)(b)	8,575,000
10,000,000	Series 2005, Insured: FSA, SPA: ABN AMRO Bank N.V. 2.760% 08/01/13(a)(b)	10,000,000
	CA Alameda Contra Costa Schools Financing Authority,
700,000	Certificates of Participation: Series 1997 D, LOC: Bank Of Nova Scotia 2.790% 07/01/18(a)	700,000
1,730,000	Series 1997, LOC: Scotia Bank 2.790% 07/01/23(a)	1,730,000
7,300,000	Series 1999 G, Insured: AMBAC 2.860% 08/01/24(a)	7,300,000
945,000	Series 2000 F, LOC: KBC Bank N.V. 2.840% 08/01/23(a)	945,000
620,000	Series 2000 I, Insured: AMBAC 2.790% 08/01/29(a)	620,000
13,360,000	Series 2003 L, LOC: Scotia Bank 2.790% 08/01/33(a)	13,360,000
5,515,000	Series 2005 M, LOC: Bank of Nova Scotia 2.790% 08/01/30(a)	5,515,000
	CA Alameda Corridor Transportation Authority:
6,480,000	Series 1999 CMC-1, Insured: MBIA 2.800% 10/01/13(a)(b)	6,480,000
8,665,000	Series 2005, Insured: AMBAC, LIQ FAC: Merrill Lynch Capital Services 2.810% 10/01/20(a)(b)	8,665,000

Par ($)		Value ($)
	California - (continued)
	CA Alameda County Industrial Development Authority:
5,400,000	Edward L Shimmon, Inc. Project, Series 1996 A, AMT, LOC: Bank of the West, BNP Paribas 2.690% 11/01/26(a)	5,400,000
1,000,000	Jeta LLC, Series 2004 A, LOC: Comerica Bank 2.770% 04/01/34(a)	1,000,000
5,000,000	OZ Enterprises LLC, Series 2005, LOC: Comerica Bank 2.810% 08/01/35(a)	5,000,000
2,680,000	Segale Brothers Wood Production Project, Series 2002, AMT, LOC: Bank of the West 2.810% 10/01/32(a)	2,680,000
4,020,000	CA Alvord Unified School District, Series 2004, Insured: MBIA, SPA: BNP Paribas 2.770% 02/01/24(a)(b)	4,020,000
7,965,000	CA Antelope Valley Community College District, Series 2005, Insured: MBIA, LIQ FAC: Merrill Lynch Capital Services 2.770% 08/01/26(a)(b)	7,965,000
	CA Burbank Glendale Pasadena Airport Authority:
2,885,000	Series 2005 137, Insured: AMBAC, SPA: Merrill Lynch Capital Services 2.830% 07/01/18(a)(b)	2,885,000
5,740,000	Series 2005 904, Insured: AMBAC, LIQ FAC: JPMorgan Chase & Co. 2.800% 01/01/13(a)(b)	5,740,000
1,700,000	CA Carlsbad Unified School District, Certificates of Participation, School Facilities Bridge Funding Program, Series 2001, Insured: FSA 2.720% 09/01/24(a)	1,700,000
3,175,000	CA Carson Redevelopment Agency, Series 2003, Insured: MBIA 2.770% 10/01/19(a)(b)	3,175,000
	CA Clovis Unified School District:
3,395,000	Series 2005 PZ-49, Insured: FGIC, LOC: Merrill Lynch Capital Services 2.810% 08/01/24(a)(b)	3,395,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	California - (continued)
1,515,000	Series 2005, Insured: FGIC, SPA: Merrill Lynch Capital Services 2.830% 08/01/28(a)(b)	1,515,000
5,440,000	CA Colton Joint Unified School District, GO, Series 2004, Insured: FGIC 2.770% 02/01/12(a)(b)	5,440,000
7,375,000	CA Covina Redevelopment Agency Multi-Family Revenue, Shadowhills Apartments, Inc., Series 1994 A, Insured: FNMA 2.670% 12/01/15(a)	7,375,000
6,700,000	CA Daly City Housing Development Finance Agency Multi-Family Revenue, Series 1999 A, 2.670% 10/15/29(a)	6,700,000
	CA Department of Water Resources,
11,600,000	Center Valley Project: Series 1999 127, Insured: FGIC, LIQ FAC: JPMorgan Chase Bank 2.780% 12/01/22(a)(b)	11,600,000
5,165,000	Series 2004 2168, Insured: FGIC, SPA: Merrill Lynch Capital Services 2.770% 12/01/10(a)(b)	5,165,000
33,550,000	Power Supply Revenue: Series 2002 C-1, LOC: Dexia Credit Local 2.710% 05/01/22(a)	33,550,000
5,200,000	Series 2002 C-11, LOC: Bank of Nova Scotia LOC: KBC Bank N.V 2.670% 05/01/22(a)	5,200,000
33,495,000	Series 2002 C-15, LOC: Bank of Nova Scotia 2.630% 05/01/22(a)	33,495,000
40,660,000	Series 2002 C-8, LOC: Bayerische Landesbank 2.650% 05/01/22(a)	40,660,000
24,750,000	Series 2002 C-9, LOC: Citibank N.A. 2.700% 05/01/22(a)	24,750,000
75,000	Series 2003, Insured: MBIA-IBC 2.770% 05/01/11(a)(b)	75,000
4,185,000	CA Desert Community College District, Series 2005 912, Insured: MBIA, LIQ FAC: JPMorgan Chase Bank 2.780% 02/01/13(a)(b)	4,185,000

Par ($)		Value ($)
	California - (continued)
	CA Duarte Redevelopment Agency,
5,000,000	Certificates of Participation: Johnson Duarte Partners Project, Series 1984 B, LOC: General Electric Capital Corp. 2.670% 12/01/14(a)	5,000,000
7,000,000	Piken Duarte Partners Project, Series 1984 A, LOC: General Electric Capital Corp. 2.670% 12/01/14(a)(b)	7,000,000
	CA East Bay Municipal Utility District,
7,000,000	Water System Revenue: 2.600% 10/06/05	7,000,000
4,070,000	Series 2003, Insured: MIBIA, LIQ FAC: Citigroup Global Market, Inc. 2.770% 06/01/19(a)(b)	4,070,000
34,925,000	CA Eastern Municipal Water District, Water & Sewer Revenue, Certificates of Participation, Series 2003 B, Insured: MBIA 2.720% 07/01/33(a)	34,925,000
	CA Economic Recovery:
35,400,000	Series 2004 C-14, Insured: XLCA LOC: DEPFA Bank PLC 2.720% 07/01/23(a)	35,400,000
5,550,000	Series 2004 C-18, Insured: XLCA LOC: DEPFA Bank PLC 2.700% 07/01/23(a)	5,550,000
26,800,000	Series 2004 C-8, LOC: Lloyds TSB Bank PLC 2.780% 07/01/23(a)	26,800,000
18,745,000	Series 2004, LIQ FAC: Citibank N.A. 2.770% 07/01/23(a)(b)	18,745,000
5,700,000	Series C-16, Insured: FSA LOC: Dexia Credit Local 2.670% 07/01/23(a)	5,700,000
	CA Educational Facilities Authority:
6,300,000	Life Chiropractic College, Series 1999, LOC: Bank of the West 2.750% 01/01/25(a)	6,300,000
5,000,000	Pitzer College, Series 2005 B, LOC: Bank of New York 2.690% 04/01/45(a)	5,000,000
14,275,000	Series 2000 A, LIQ FAC: Societe Generale 2.770% 10/01/27(a)(b)	14,275,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	California - (continued)
	CA Fremont,
31,095,000	Certificates of Participation: Capital Improvement Funding Project, Series 2001, LOC: Scotia Bank 2.760% 08/01/30(a)	31,095,000
3,530,000	Union High School District, Santa Clara County, 2.770% 09/01/23(a)(b)	3,530,000
5,800,000	CA Fullerton School District, GO, Series 2002, Insured: FGIC 2.770% 08/01/21(a)(b)	5,800,000
1,740,000	CA Goleta Water District Revenue, Certificates of Participation, Series 2003, Insured: MBIA 2.770% 12/01/22(a)(b)	1,740,000
6,190,000	CA Grossmont-Cuyamaca Community College District, Series 2005 949, Insured: FGIC, LIQ FAC: JPMorgan Chase Bank 2.780% 02/01/13(a)(b)	6,190,000
	CA Health Facilities Financing Authority Revenue,
11,745,000	Catholic Healthcare West: Series 1988 B, Insured: MBIA 2.750% 07/01/16(a)	11,745,000
26,100,000	Series 2004 K, LOC: Bank One N.A 2.710% 07/01/33(a)	26,100,000
10,995,000	Series 1999 CMC-6, Insured: FSA 2.800% 06/01/12(a)(b)	10,995,000
	CA Housing Finance Agency:
7,245,000	Series 2000, AMT, LOC: State Street Bank & Trust Co. 2.830% 08/01/29(a)	7,245,000
5,675,000	Series 2001 E, AMT, 2.780% 02/01/36(a)	5,675,000
2,960,000	Series 2001 U, Insured: MBIA, LOC: Bank of New York 2.990% 08/01/32(a)	2,960,000
1,300,000	Series 2002 A, SPA: FNMA 2.780% 02/01/37(a)	1,300,000
21,220,000	Series 2002 Q, AMT, LIQ FAC: Bank of Nova Scotia 2.810% 08/01/33(a)	21,220,000
5,000,000	Series 2004 E-1, LIQ FAC: JPMorgan Chase Bank 2.770% 02/01/23(a)	5,000,000
24,240,000	Series 2004 E-2, AMT, 2.770% 02/01/35(a)	24,240,000
24,995,000	Series 2005 116, LIQ FAC: Landesbank Hessen-Thuringen 2.800% 11/01/07(a)(b)	24,995,000

Par ($)		Value ($)
	California - (continued)
77,800,000	Series 2005 B, AMT, SPA: BNP Paribas 2.750% 02/01/35(a)	77,800,000
23,315,000	Series 2005 F, SPA: Lloyds TSB Bank PLC 2.770% 02/01/37(a)	23,315,000
16,665,000	Series 2005, AMT, GIC: AIG Matched Funding Corp., LIQ FAC: Landesbank Hessen-Thuringen 2.820% 11/01/07(a)(b)	16,665,000
5,650,000	CA Indio Multi-Family Housing Revenue, Series 1996 A, Insured: FNMA 2.670% 08/01/26(a)	5,650,000
	CA Infrastructure & Economic Development Bank Revenue,
5,100,000	Industrial Development Revenue: Kruger & Sons Inc. Project, Series 2002, AMT, LOC: Bank of the West 2.750% 11/01/28(a)	5,100,000
2,380,000	Series 2003, AMT, LOC: Mellon Bank 2.800% 08/01/28(a)	2,380,000
14,000,000	J. Paul Getty Trust, Series D, 2.250% 04/01/33(a)	14,000,000
29,450,000	Series 2001, LOC: Bank of New York, LOC: California State Teachers' Retirement System 2.680% 11/15/37(a)	29,450,000
	Series 2003 A:
22,070,000	Insured: AMBAC 2.770% 07/01/37(a)(b)	22,070,000
7,000,000	Insured: FGIC 2.770% 07/01/29(a)(b)	7,000,000
4,000,000	LOC: Wells Fargo Bank N.A 2.730% 09/01/28(a)	4,000,000
15,000,000	Series 2003 B, AMT, 2.250% 04/01/33(a)	15,000,000
5,000,000	Series 2004 B, 1.620% 10/01/23(a)	4,999,500
7,000,000	Series 2005, LOC: Allied Irish Bank PLC 2.740% 09/01/25(a)	7,000,000
	CA Irvine Improvement Bond Act 1915:
5,195,000	Series 1999, LOC: KBC Bank N.A. 2.770% 09/02/24(a)	5,195,000
2,348,000	Series 2004 03-19, LOC: Bank of New York 2.770% 09/02/29(a)	2,348,000
2,500,000	Series 2005 A, LOC: KeyBank N.A. 2.770% 09/02/30(a)	2,500,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	California - (continued)
16,900,000	CA Irvine Unified School District Special Tax, Series 2003 01-1, LOC: Bank of New York, LOC: California State Teachers' Retirement System 2.770% 09/01/38(a)	16,900,000
8,420,000	CA Kern High School District, Series 2005, Insured: FSA, LIQ FAC: Merrill Lynch Capital Services 2.770% 08/01/25(a)(b)	8,420,000
6,790,000	CA Lake Eslinore Recreation Authority, Series 2000 A, LOC: Union Bank of California, LOC: California State Teachers' Retirement System 2.760% 02/01/32(a)	6,790,000
3,800,000	CA Lassen Municipal Utility District Revenue, Series 1996 A, 2.790% 05/01/08(a)	3,800,000
2,185,000	CA Livermore, Certificates of Participation, Insured: AMBAC, LOC: Dexia Public Finance Bank 2.760% 10/01/30(a)	2,185,000
12,500,000	CA Lodi Electric System Revenue, Certificates of Participation, Series 2002 A, Insured: MBIA SPA: BNP Paribas 2.670% 07/01/32(a)	12,500,000
2,560,000	CA Long Beach Bond Finance Authority, Series 1999, LOC: Bank One N.A. 2.710% 09/01/09(a)	2,560,000
	CA Long Beach Harbor Revenue:
13,000,000	Series 1998, Insured: FGIC LIQ FAC: Citibank N.A. 2.810% 05/15/15(a)(b)	13,000,000
2,155,000	Series 2004 A, Insured: FGIC 2.500% 05/15/06	2,148,912
3,330,000	Series 2005 140, Insured: FGIC, LIQ FAC: BNP Paribas 2.800% 05/15/14(a)	3,330,000
	CA Los Angeles Community Redevelopment Agency,
17,965,000	Multi-Family Housing Revenue Refunding: Second & Central Apartment Project, Series 2003 A, AMT, 2.770% 12/01/38(a)	17,965,000
11,800,000	Grand Promenade Project, Series 2002, 2.670% 04/01/32(a)	11,800,000

Par ($)		Value ($)
	California - (continued)
	CA Los Angeles County Metropolitan Transportation Authority,
11,630,000	Sales Tax Revenue: Series 2002, Insured: MBIA 2.770% 01/01/07(a)(b)	11,630,000
9,700,000	Series 2004 A, Insured: MBIA 2.770% 07/01/34(a)(b)	9,700,000
3,500,000	CA Los Angeles County Pension Obligation, Series 1996 B, Insured: AMBAC, SPA: Credit Local De France 2.670% 06/30/07(a)	3,500,000
2,680,000	CA Los Angeles County Sanitation Districts Financing Authority, Series 2003 A, Insured: FSA 4.000% 10/01/05	2,680,000
	CA Los Angeles Department of Airports,
18,700,000	Series 2002 C-1, LOC: Bayerische Landesbank, LOC: JPMorgan Chase Bank, LOC: Landesbank Baden-Wurttmberg 2.720% 05/15/20(a)	18,700,000
7,700,000	Series 2003 A, LOC: BNP Paribas 3.000% 05/15/16(a)	7,700,000
	CA Los Angeles Department of Water & Power Revenue:
12,995,000	Series 2001, Insured: MBIA 2.800% 01/01/09(a)(b)	12,995,000
10,000,000	Series 2002 A-1, LOC: National Australia Bank 2.680% 07/01/35(a)	10,000,000
25,700,000	Series 2002 A-2, LOC: National Australia Bank 2.720% 07/01/35(a)	25,700,000
18,400,000	Series 2002 A-4, 2.690% 07/01/35(a)	18,400,000
10,775,000	Series 2002 A-5, LOC: National Australia Bank 2.680% 07/01/35(a)	10,775,000
9,000,000	Series 2002 A-6, 2.720% 07/01/35(a)	9,000,000
5,000,000	Series 2002 A-7, LOC: National Australia Bank 2.690% 07/01/35(a)	5,000,000
1,649,000	CA Los Angeles Metropolitan Transportation 2.820% 11/09/05	1,649,000
	CA Los Angeles Multi-Family Revenue,
15,000,000	Playa Phase I Apartments LLC, Series 1999 P, 2.690% 04/15/33(a)	15,000,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	California - (continued)
19,430,000	Playa Phase II Apartments LLC, Series 2000 B, Insured: FNMA 2.690% 03/15/34(a)	19,430,000
7,840,000	Series 1991 B, Insured: FHLMC 2.690% 12/01/32(a)	7,840,000
	CA Los Angeles Unified School District:
15,100,000	Series 2003 SG-162, Insured: MBIA LOC: Societe Generale 2.770% 01/01/28(a)(b)	15,098,507
15,220,000	Series 2003, Insured: FSA, SPA: Merrill Lynch Capital Services 2.770% 07/01/21(a)(b)	15,218,502
40,000,000	CA Los Angeles Wastewater System Revenue, Series 2001 A, Insured: FGIC, 2.150% 12/01/31(a)	39,909,610
1,000,000	CA Los Angeles, Certificates of Participation, Series 2002 AU, Insured: MBIA 5.000% 10/01/05	1,000,000
19,000,000	CA Madera Irrigation Financing Authority, Series 2005 A, Insured: XLCA, LOC: Dexia Credit Local 2.740% 01/01/36(a)	19,000,000
2,000,000	CA Maritime Infrastructure Authority Airport Revenue, Series 1995, Insured: AMBAC 5.500% 11/01/05	2,004,856
	CA Metropolitan Water District of Southern California,
12,900,000	Series 2001 B1, SPA: Dexia Credit Local 2.680% 07/01/20(a)	12,900,000
21,650,000	Waterworks Revenue: Series 2001 C-1, LOC: Lloyds TSB Bank PLC 2.950% 07/01/36(a)	21,650,000
61,285,000	Series 2002 A, SPA: Landesbank Baden-Wurttemberg 2.690% 07/01/25(a)	61,285,000
200,000	Series 2003 C-3, SPA: Dexia Credit Local 2.670% 07/01/30(a)	200,000
10,470,000	Series 2004 A-1, 2.680% 07/01/23(a)	10,470,000
20,390,000	CA Modesto Irrigation District, Certificates of Participation, Series 2003, Insured: MBIA 2.770% 07/01/25(a)(b)	20,390,000
4,290,000	CA Morgan Hill United School District, GO, Series 2000 S, Insured: FGIC 2.770% 08/01/25(a)	4,290,000

Par ($)		Value ($)
	California - (continued)
15,290,000	CA Multi-Family Housing Revenue, Turnleaf Apartments Project, Series 2003 A, 2.750% 06/01/36(a)	15,290,000
5,900,000	CA Newport Mesa Unified School District, GO, Series 2003, Insured: FGIC 2.770% 08/01/20(a)(b)	5,900,000
8,248,500	CA Oakland, Series 2002 756, Insured: FGIC, LOC: Morgan Stanley Dean Witter 2.730% 01/15/32(a)(b)	8,248,500
11,750,000	CA Oakland Redevelopment Agency Revenue, Series 2003, Insured: FGIC 2.770% 03/01/11(a)(b)	11,750,000
7,800,000	CA Oakland-Alameda County Coliseum Authority Lease Revenue, Series 2000 C-1, LOC: Bank of New York, LOC: California State Teachers' Retirement System 2.760% 02/01/25(a)	7,800,000
	CA Orange County Apartment Development Revenue:
5,200,000	Series 1985 Z, LOC: FHLMC 2.670% 11/01/07(a)	5,200,000
9,000,000	Series 1998 H, Insured: FNMA 2.690% 11/15/28(a)	9,000,000
4,500,000	Series 1999 D, LOC: FHMLC 2.690% 12/01/29(a)	4,500,000
5,400,000	The Lake Joint Venture, Series 1991 A, LOC: FHLMC 2.690% 12/01/06(a)	5,400,000
12,700,000	CA Orange County Housing Authority, Apartment Development Revenue Refunding, Oasis Martinique Project, Series 1998 I, 2.680% 06/15/28(a)	12,700,000
11,401,000	CA Orange County Improvement Bond Act 1915, Series 1988, LOC: KBC Bank N.V. 2.760% 09/02/18(a)	11,401,000
	CA Orange County Special Financing Authority,
14,900,000	Teeter Plan Revenue: Series 1995 B, Insured: AMBAC 2.690% 11/01/14(a)(b)	14,900,000
23,775,000	Series 1995 C, Insured: AMBAC 2.690% 11/01/14(a)	23,775,000
14,935,000	Series 1995 D, Insured: AMBAC 2.690% 11/01/14(a)	14,935,000
10,625,000	Series 1995 E, Insured: AMBAC 2.690% 11/01/14(a)	10,625,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	California - (continued)
3,170,000	CA Orange County Sanitation District, Certificates of Participation, Series 2000 B, LOC: Dexia Credit Local, SPA: Dexia Public Finance Bank 2.770% 08/01/30(a)	3,170,000
4,575,000	CA Orange County Water District Revenue, Certificates of Participation, Series 2003, Insured: MBIA 2.770% 02/15/11(a)(b)	4,575,000
2,900,000	CA Oxnard Financing Authority, Series B, Insured: AMBAC 2.750% 06/01/34(a)	2,900,000
115,000	CA Pajaro Valley Unified School District, Certificates of Participation, School Facilities Bridge Funding Project, Series 2000, Insured: FSA 2.720% 09/01/23(a)	115,000
5,285,000	CA Pasadena Water Revenue, Series 2003, Insured: SBPA 2.770% 06/01/27(a)(b)	5,285,000
8,500,000	CA Pasadena, Certificates of Participation, City Hall & Park Improvement Projects, Insured: AMBAC, LOC: State Street Bank & Trust Co. 2.700% 02/01/33(a)	8,500,000
5,875,000	CA Peralta Community College District, GO, Series 2004, Insured: MBIA 2.770% 08/01/08(a)(b)	5,875,000
47,900,000	CA Pittsburg Redevelopment Agency Tax Allocation, Series 2004 A, Insured: AMBAC, LOC: State Street Bank & Trust Co. 2.740% 09/01/35(a)	47,900,000
2,900,000	CA Pleasanton Multi-Family Housing Revenue, Greenbriar Bernal Apartments LP, Series 2001 A, Insured: FNMA 2.750% 09/15/34(a)	2,900,000
	CA Pollution Control Financing Authority:
3,450,000	Amador Valley Industries LLC, Series 2005 A, LOC: Wells Fargo Bank N.A. 2.800% 06/01/15(a)	3,450,000
1,995,000	Blue Line Transfer, Inc., Series 2002 A, AMT, LOC: Wells Fargo 2.800% 08/01/14(a)	1,995,000

Par ($)		Value ($)
	California - (continued)
20,000,000	Pacific Gas & Electric Corp.: Series 1996 E, LOC: JPMorgan Chase Bank 2.770% 11/01/26(a)	20,000,000
25,350,000	Series 1996 F, LOC: Bank One N.A. 2.770% 11/01/26(a)	25,350,000
13,400,000	Sierra Pacific Industries, Inc., Series 1993, LOC: Wells Fargo Bank N.A 2.700% 02/01/13(a)	13,400,000
1,100,000	Solid Waste Disposal, Santa Clara Valley Industries Project, Series1998 A, AMT, LOC: Comerica Bank 2.850% 03/01/18(a)(b)	1,100,000
25,045,000	CA Pomona, Certificates of Participation, LOC: HSH Nordbank Agency 2.690% 01/01/34(a)	25,045,000
4,280,000	CA Poway Redevelopment Agency, Tax Allocation, Series 2003 R, Insured: MBIA 2.770% 06/15/20(a)(b)	4,280,000
7,465,000	CA Poway Unified School District, GO, Series 2004 Insured: MBIA 2.770% 08/01/08(a)(b)	7,465,000
14,610,000	CA Rescue Union School District, Certificates of Participation, Series 2001, Insured: FSA, LIQ FAC: First Union National Bank 2.750% 10/01/25(a)	14,610,000
2,490,000	CA Riverside Community College District, Series 2005 913, Insured: FSA, LOC: JPMorgan Chase Bank 2.780% 02/01/13(a)(b)	2,490,000
12,600,000	CA Riverside County Housing Authority, Multi-Family Housing Revenue, Series 1998 A, AMT Insured: FHLMC 2.750% 01/15/29(a)	12,600,000
1,600,000	CA Riverside Electric Revenue, Series 1998, Insured: AMBAC 2.800% 10/01/11(a)(b)	1,600,000
5,950,000	CA Rowland Unified School District, GO, Series 2003, Insured: FSA 2.770% 08/01/22(a)(b)	5,950,000
	CA Sacramento County Housing Authority,
12,000,000	Wasatch Pool Holdings LLC: Series 2001 E, Insured: FNMA 2.670% 02/15/31(a)	12,000,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	California - (continued)
3,750,000	Series 2001 F, Insured: FNMA 2.750% 02/15/31(a)	3,750,000
10,200,000	CA Sacramento County Multi-Family Housing Revenue, Woodbridge-301 LLC, Series 2004 B, Insured: FNMA 2.670% 06/15/34(a)	10,200,000
10,115,000	CA Sacramento County, Certificates of Participation, Series 1990, LOC: Bayerische Landesbank 2.760% 06/01/20(a)	10,115,000
	CA San Bernardino County Housing Authority,
3,500,000	Multi-Family Housing Revenue: 2.770% 05/15/30(a)	3,500,000
2,930,000	Arrowview Park Apartments Project, Series 1992 A, LOC: Redlands Federal Bank 2.670% 09/01/22(a)	2,930,000
3,580,000	Indian Knoll Apartments Project, Series 1985 A, Insured: FNMA 2.750% 05/15/31(a)	3,580,000
2,900,000	CA San Bernardino County, Certificates of Participation, County Center Refinancing Project, Series 1996, 2.690% 07/01/15(a)	2,900,000
	CA San Diego County
29,000,000	2.470% 10/03/05	29,000,000
16,990,000	2.500% 10/05/05	16,990,000
11,915,000	CA San Diego Housing Authority, Multi-Family Housing Revenue, Series 2004 C, Insured: FNMA, 2.690% 01/15/35(a)	11,915,000
	CA San Francisco City & County Redevelopment Agency:
3,000,000	Multi-Family Housing Revenue Refunding, Fillmore Center Project: Series 1992, AMT, LOC: Credit Suisse First Boston Bank 2.760% 12/01/17(a)	3,000,000
12,700,000	Series 1992 A, LOC: Credit Suisse First Boston Bank 2.750% 12/01/17(a)	12,700,000
15,925,000	Series 1992 B-1, LOC: Credit Suisse First Boston Bank 2.750% 12/01/17(a)	15,925,000
7,200,000	South Harbor Project, Series 1986, LOC: Credit Local de France 2.790% 12/01/16(a)	7,200,000

Par ($)		Value ($)
	California - (continued)
7,905,000	CA San Francisco City & County, Multi-Family Housing Revenue, 8th & Howard Family Apartments, Series 2000 B, AMT, LOC: Citibank N.A 2.720% 12/01/34(a)	7,905,000
24,000,000	CA San Francisco Transportation Authority 2.600% 10/07/05	24,000,000
7,000,000	CA San Gabriel Valley Government 2.580% 10/06/05	7,000,000
6,500,000	CA San Jose Financing Authority, Lease Revenue, Series 2003, Insured: AMBAC 2.770% 06/01/10(a)(b)	6,500,000
	CA San Jose Multi-Family Housing Revenue:
3,650,000	Fairfield Trestles LP, Series 2004 A, LOC: FHLMC 2.770% 03/01/37(a)	3,650,000
11,500,000	Pollard Plaza Apartments Project, Series 2002 D, 2.770% 08/01/35(a)	11,500,000
6,494,000	Sunset Square LP, Series 2002 E, LOC: Citibank N.A. 2.780% 06/01/34(a)	6,494,000
7,530,000	CA San Jose Redevelopment Agency, Series 2005, Insured: MBIA, SPA: Merrill Lynch Capital Services 2.770% 08/01/26(a)(b)	7,530,000
14,800,000	CA San Jose Unified School District, Series 2005, Insured: FGIC, LIQ FAC: Citibank N.A. 2.770% 08/01/29(a)(b)	14,800,000
5,170,000	CA San Ramon Valley Unified School District, Series 2004, 2.770% 08/01/23(a)(b)	5,170,000
5,400,000	CA Santa Ana Health Facility Revenue, Town & Country Manor Christian & Missionary Alliance, Series 1990, LOC: BNP Paribas 2.770% 10/01/20(a)	5,400,000
4,350,000	CA Santa Rosa High School District, GO, Series 2004, Insured: MBIA 2.770% 08/01/11(a)(b)	4,350,000
17,040,000	CA Santa Rosa Housing Authority, Multi-Family Housing Revenue, Apple Creek Apartments, Series 1995 E, LOC: FHLMC 2.690% 03/01/12(a)	17,040,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	California - (continued)
3,470,000	CA Santa Rosa Wastewater Revenue, Series 2005, Insured: AMBAC, SPA: Merrill Lynch Capital Services 2.850% 09/01/31(b)	3,470,000
15,500,000	CA Simi Valley Community Development Agency, Multi-Family Housing Revenue, Series 1985 A, 2.690% 05/01/10(a)	15,500,000
	CA Southern California Home Financing Authority,
28,800,000	Single Family Revenue: Series 2004 B, AMT, 2.780% 02/01/34(a)	28,800,000
15,960,000	Series 2004 B, 2.780% 02/01/35(a)	15,960,000
4,930,000	CA Southern California Public Power Authority, Power Project Revenue, Series 2003, Insured: AMBAC 2.770% 07/01/11(a)(b)	4,930,000
7,420,000	CA Stanislaus Waste-To-Energy Financing Agency, Covanta Energy Corp., Series 2000, Insured: MBIA, LOC: Morgan Guaranty Trust of NY 2.760% 01/01/10(a)	7,420,000
	CA Statewide Communities Development Authority:
29,135,000	2.750% 10/05/05	29,135,000
2,100,000	Certificates of Participation, Series 1993, LOC: JPMorgan Chase Bank 2.770% 12/01/18(a)	2,100,000
4,935,000	Fairfax Senior Citizens Housing Project, Series 2000 A, 2.690% 09/15/30(a)	4,935,000
5,000,000	Hanna Boys Center Project, Series 2002, LOC: Northern Trust Co. 2.750% 12/31/29(a)	5,000,000
3,750,000	Industrial Development Revenue, Multiple Peptide Systems Project, Series 2002 A, AMT, LOC: Bank of the West 2.750% 12/01/17(a)	3,750,000
7,500,000	Multi-Family Revenue: Bay Vista at Meadow Park LP, Series 2003 1, AMT, LOC: Wells Fargo Bank N.A. 2.780% 12/15/37(a)	7,500,000
10,900,000	Canion County Apartments, Series 2002 M, 2.750% 12/01/34(a)	10,900,000

Par ($)		Value ($)
	California - (continued)
7,500,000	Chateau Pleasant Hill Associates LLC, Series 2005 C, Insured: FNMA 2.670% 07/15/35(a)	7,500,000
11,760,000	Cienega Preservation LP, Series 2002 V, LOC: Washington Mutual Bank 2.870% 10/01/33(a)	11,760,000
9,000,000	Community Housing Solutions, Series 2004 A, LOC: Citibank N.A. 2.670% 09/01/36(a)	9,000,000
7,350,000	Greentree Senior Apartments, Series 2000 P, AMT, LIQ FAC: FNMA 2.750% 11/15/30(a)	7,350,000
6,000,000	Maple Square Apartments Project, Series 2004, AMT, 2.780% 08/01/39(a)	6,000,000
5,750,000	UHC Madera LP, Series 2005 B, AMT, LOC: Citibank N.A. 2.780% 01/01/38(a)	5,750,000
7,000,000	Plan Nine Partners LLC, Series 2005 A, LOC: Union Bank of California N.A. 2.740% 02/01/35(a)	7,000,000
6,300,000	Solid Waste Revenue, Chevron Corp. Series 1994, QTY AGMT: Chevron Corp. 2.750% 12/15/24(a)	6,300,000
	CA State:
1,000,000	Series 2003 B-3, LOC: BNP Paribas, LOC: Bank of New York, LOC: California State Teachers' Retirement System 2.760% 05/01/33(a)	1,000,000
29,430,000	Series 2004 A-2, LOC: Bank of New York, LOC: California State Teachers' Retirement System 2.760% 05/01/34(a)	29,430,000
33,000,000	Series 2004 B-2, LOC: Citibank N.A., LOC: State Street Bank & Trust Co., LOC: National Australia Bank 2.780% 05/01/34(a)	33,000,000
10,665,000	Series 2005, Insured MBIA - IBC, LIQ FAC: Dexia Credit Local 2.770% 02/01/25(a)(b)	10,665,000
5,970,000	CA Transit Finance Authority Revenue, Series 1997, Insured: FSA LOC: First Boston 2.760% 10/01/27(a)	5,970,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	California - (continued)
8,215,000	CA Unified High School District, Certificates of Participation, Series 2001, 2.720% 06/01/13(a)	8,215,000
	CA University of California:
5,000,000	2.530% 10/06/05	5,000,000
3,140,000	2.550% 10/06/05	3,140,000
16,792,000	2.700% 12/01/05	16,792,000
7,615,000	Series 2003, Insured: FSA 2.770% 09/01/09(a)(b)	7,615,000
12,815,000	Series SGB-57-A, Insured: AMBAC, LIQ FAC: Societe Generale 2.770% 05/15/33(a)(b)	12,815,000
	CA Vallejo:
7,755,000	Certificates of Participation, Capital Improvement Project, Series 2003, LOC: Union Bank of California 2.820% 12/01/23(a)	7,755,000
7,615,000	Water Revenue, Series 2001A, LOC: KBC Bank NV 2.860% 06/01/31(a)	7,615,000
5,960,000	CA West Contra Costa Unified School District, GO, Series 2004, Insured: FGIC 2.770% 08/01/24(a)(b)	5,960,000
	CA Western Riverside County Regional Waste Water Authority,
1,450,000	2.450% 10/07/05(a)	1,450,000
1,000,000	Series 1996, LOC: Dexia Credit Local France 2.770% 04/01/28(a)	1,000,000
		2,484,707,387
	Puerto Rico - 3.8%
1,745,000	PR Commonwealth of Puerto Rico Electric Power Authority 2.770% 07/01/12(a)(b)	1,745,000
	PR Commonwealth of Puerto Rico Highway & Transportation Authority:
17,005,000	Series 1999, Insured: AMBAC 2.750% 01/01/19(a)(b)	17,005,000
19,595,000	Series 2003, Insured: FGIC 2.750% 01/01/11(a)(b)	19,595,000
11,740,000	Series 2004, Insured: MBIA 2.750% 07/01/18(a)(b)	11,738,849
	PR Commonwealth of Puerto Rico Infrastructure Financing Authority:
9,000,000	2.760% 10/01/34(a)(b)	9,000,000
9,725,000	2.760% 10/01/34(a)(b)	9,725,000
5,500,000	Series 2005, Insured: AMBAC, LIQ FAC: Landesbank Hessen-Thuringen 2.760% 07/01/23(a)(b)	5,500,000

Par ($)		Value ($)
	Puerto Rico - (continued)
14,140,000	PR Commonwealth of Puerto Rico Public Buildings Authority Revenue, Series 2004, Insured: FGIC 2.750% 01/01/13(a)(b)	14,140,000
5,045,000	PR Commonwealth of Puerto Rico Public Financing Corp., Series 2004, 2.760% 08/01/30(a)(b)	5,045,000
13,000,000	PR Commonwealth of Puerto Rico, Series 2001, Insured: FSA 2.760% 07/01/27(a)(b)	13,000,000
		106,493,849
	Total municipal bonds (Cost of $2,591,201,236)	2,591,201,236
Total investments (Cost of $2,591,201,236)(c)	92.2%	2,591,201,236
Other assets & liabilities, net	7.8%	218,555,838
Net assets	100.0%	2,809,757,074

Notes to Investment Portfolio:

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2005.

(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which are not illiquid, amounted to $633,934,358, which represents 22.6% of net assets.

(c) Cost for federal income tax purposes is $2,591,201,236.

Acronym	Name
ABAG	Association of Bay Area Governments

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GIC	Guaranteed Investment Contract

GTY AGMT	Guaranty Agreement

GO	General Obligation

IBC	Insured Bond Certificates

IDR	Industrial Development Revenue

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

XLCA	Insured by XL Capital Assurance

See Accompanying Notes to Financial Statements.

Columbia New York Tax-Exempt Reserves

Investment Portfolio  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Municipal bonds - 96.9%
	New York - 92.1%
7,025,000	NY Albany Industrial Development Agency, Daughters of Sarah Housing Co., Inc., Series 2001 A, LOC: Troy Savings Bank & KeyBank N.A. 2.800% 03/01/31(a)	7,025,000
100,000	NY Auburn New York City School District, Series 1997, Insured: FGIC 4.550% 12/01/05	100,396
	NY Dormitory Authority Revenue:
2,000,000	Series 2000, Insured: AMBAC - TCRS, LIQ FAC: Merrill Lynch Capital Services 2.850% 05/15/07(a)(b)	2,000,000
2,875,000	Series 2005 B, Insured: CIFG LOC: DEPFA Bank PLC 2.750% 07/01/31(a)	2,875,000
1,425,000	LOC: Bayerische Landesbank 2.730% 05/15/39(a)	1,425,000
2,000,000	NY Dutchess County Industrial Development Agency, Marist College, Series 2005, LOC: Bank of New York 2.720% 07/01/35(a)	2,000,000
3,000,000	NY East Farmingdale Volunteer Fire Company Income Revenue, Series 2002, LOC: Citibank N.A. 2.740% 11/01/22(a)	3,000,000
	NY Environmental Facilities Corp.:
4,800,000	Series 1992 A, 2.860% 10/01/11(a)	4,800,000
1,200,000	Series 1997 A, 2.860% 12/01/27(a)	1,200,000
1,000,000	Waste Management of New York LLC, Series 2002 B, LOC: JPMorgan Chase Bank 2.760% 05/01/19(a)	1,000,000
	NY Erie County Industrial Development Agency:
765,000	DePaul Community Facilities Project, Series 1996, LOC: KeyBank N.A. 2.820% 11/01/16(a)(c)	765,000
1,000,000	Series 2005 J, Insured: FSA, LIQ FAC: Goldman Sachs 2.770% 05/01/12(a)(c)	1,000,000
12,025,000	NY Forest City New Rochelle Revenue Certificates of Trust, FC Washington-Lincoln LLC, Series 2003, LOC: Wachovia Bank N.A. 2.830% 06/01/11(a)	12,025,000

Par ($)		Value ($)
	New York - (continued)
185,000	NY Great Neck North Water Authority Water Systems Revenue, Refunding, Series 1993, Insured: FGIC LOC: State Street Bank & Trust Co. 2.750% 01/01/20(a)	185,000
1,800,000	NY Hempstead Industrial Development Agency, Trigen-Nassau Energy Corp., Series 1998, LOC: Societe Generale 2.810% 09/15/15(a)	1,800,000
	NY Housing Finance Agency:
2,600,000	1500 Lexington Associates LLC, Series 2002 A, Insured: FNMA 2.800% 05/15/34(a)	2,600,000
1,500,000	153rd Street Associates LLC, Series 2003 A, Insured: FNMA 2.800% 05/15/36(a)	1,500,000
500,000	Chelsea Apartments, Series 2003, 2.800% 11/15/36(a)	500,000
450,000	Housing South Cove Plaza, Series 1999, 2.800% 11/01/30(a)	450,000
	NY Jay Street Development Corp. Court Facility Lease Revenue:
3,400,000	Series 2001, LOC: Toronto-Dominion Bank 2.730% 05/01/21(a)	3,400,000
930,000	Series 2003 A-2, LOC: DEPFA Bank PLC 2.670% 05/01/22(a)	930,000
	Series 2003, LOC: DEPFA Bank
500,000	2.730% 05/01/22(a)	500,000
1,000,000	2.720% 05/01/22(a)	1,000,000
4,280,000	NY Liberty Development Corp. Revenue, 377 Greenwich LLC, Series 2004, LOC: Wells Fargo Bank N.A. 2.690% 12/01/39(a)	4,280,000
	NY Local Government Assistance Corp.:
1,300,000	Series 1995 F, LOC: Societe Generale 2.720% 04/01/25(a)	1,300,000
1,950,000	Series 1995, LOC: Scotia Bank 2.690% 04/01/25(a)	1,950,000
4,450,000	Series 2003 3V, Insured: FGIC, LOC: Landesbank Baden-Wurttemberg 2.750% 04/01/24(a)	4,450,000
	NY Long Island Power Authority,
3,100,000	Series 1998 1-A, LOC: Bayerische Hypotheken & Landesbank Baden-Wurttemberg 2.760% 05/01/33(a)	3,100,000

See Accompanying Notes to Financial Statements.

Columbia New York Tax-Exempt Reserves

Investment Portfolio  September 30, 2005 (unaudited)

Par ($)		Value ($)
	New York - (continued)
4,500,000	Series 1998 3-A, LOC: JPMorgan Chase Bank & Landesbank Baden-Wurttemberg 2.740% 05/01/33(a)	4,500,000
1,200,000	Series 2003 E, Insured: FSA, LOC: Dexia Credit Local 2.700% 12/01/29(a)	1,200,000
	NY Metropolitan Transportation Authority:
2,700,000	Series 2003, Insured: MBIA, SPA: Citibank N.A. 2.780% 11/15/28(a)(c)	2,700,000
3,000,000	Series 2005, Insured: AMBAC, LIQ FAC: Citibank N.A. 2.780% 11/15/15(a)(c)	3,000,000
150,000	NY Middletown City School District, Series 2002, Insured: FSA 2.500% 11/01/05	150,037
	NY Monroe County Industrial Development Agency:
2,000,000	Margaret Woodbury Strong Museum, Series 2005, LOC: JPMorgan Chase Bank 2.780% 04/01/35(a)	2,000,000
3,500,000	Series 1998, LOC: KeyBank N.A. 2.820% 08/01/18(a)(c)	3,500,000
2,900,000	St. Ann's Nursing Home Co., Inc., Series 2000, LOC: HSBC Bank USA 2.720% 07/01/30(a)	2,900,000
400,000	St. Ann's Nursing Home for Aged, Series 2000, LOC: HSBC Bank USA 2.720% 07/01/30(a)	400,000
7,000,000	NY Nassau County Interim Finance Authority, Sales Tax Secured, Series 2002, Insured: FSA LOC: Dexia Credit Local 2.720% 11/15/22(a)	7,000,000
	NY New York City Housing Development Corp.:
1,200,000	125 Court Street LLC, Series 2003 A, LOC: HSBC Bank USA 2.760% 12/01/36(a)	1,200,000
1,200,000	92nd Realty LLC, Series 1999 A, Insured: FNMA 2.760% 06/15/29(a)	1,200,000
1,480,000	James West Ninety LLC, Series 2002 A, 2.680% 06/15/32(a)	1,480,000
1,100,000	Manhattan Equities LLC, Series 2004 A, LOC: Citibank N.A. 2.760% 06/01/36(a)	1,100,000

Par ($)		Value ($)
	New York - (continued)
1,810,000	RBNB Wall Street Owner LLC, Series 2005 A, LOC: Landesbank Hessen-Thuringen 2.750% 12/01/36(a)	1,810,000
2,850,000	Related Broadway Development LLC, Series 2001 A, Insured: FNMA 2.760% 11/15/31(a)	2,850,000
2,800,000	NY New York City Municipal Water Finance Authority, Series 2002 C-2, SPA: DEFPA Bank PLC 2.740% 06/15/18(a)	2,800,000
	NY New York City Transitional Finance Authority Revenue:
800,000	Series 2002, LOC: Landesbank Hessen-Thuringen 2.740% 11/01/22(a)	800,000
1,900,000	Series 2003, Insured: MBIA-IBC 2.850% 11/01/08(a)(b)	1,900,000
400,000	NY New York City Trust Cultural Resources Revenue, Pierpont Morgan Library, Series 2004, LOC: JPMorgan Chase Bank 2.750% 02/01/34(a)	400,000
	NY New York City:
1,670,000	Series 1993 E-2, LOC: JPMorgan Chase Bank 2.930% 08/01/21(a)	1,670,000
300,000	Series 1994 B-8, LOC: Bayerische Landesbank 2.740% 08/15/24(a)	300,000
2,150,000	Series 2003 A-4, LOC: Bank of Nova Scotia 2.730% 08/01/31(a)	2,150,000
1,050,000	Series 2004 C-3, Insured: CIFG, SPA: DEFPA Bank PLC 2.750% 08/15/29(a)	1,050,000
1,000,000	Series 2005, Insured: MBIA, LIQ FAC: Citibank N.A. 2.780% 08/01/15(a)	1,000,000
980,000	NY Newburgh Industrial Development Agency Multi-Family Housing Revenue, Series 2005, SPA: Merrill Lynch Capital Services, GTY AGMT: Merrill Lynch & Co. 2.880% 07/01/41(a)(c)	980,000
940,000	NY Oneida County Industrial Development Agency Revenue, Hamilton College, Series 2002, Insured: MBIA LOC: Bank of New York 2.750% 09/15/32(a)	940,000

See Accompanying Notes to Financial Statements.

Columbia New York Tax-Exempt Reserves

Investment Portfolio  September 30, 2005 (unaudited)

Par ($)		Value ($)
	New York - (continued)
	NY Port Authority of New York & New Jersey:
2,500,000	2.500% 10/04/05	2,500,000
5,550,000	2.600% 10/06/05	5,550,000
1,520,000	Series 2003, AMT, Insured: AMBAC, LIQ FAC: Citibank N.A. 2.830% 12/15/32(a)(c)	1,520,000
2,665,000	Series 2004, Insured: MBIA, SPA: Merrill Lynch Capital Services 2.800% 11/01/16(a)(c)	2,665,000
2,000,000	NY Power Authority 2.580% 10/03/05	2,000,000
3,000,000	NY State 2.550% 10/06/05	3,000,000
3,900,000	NY Syracuse Industrial Development Agency, Byrne Dairy, Inc., Series 1988, AMT, LOC: Chase Manhattan Bank 2.880% 08/01/08(a)(c)	3,900,000
5,950,000	NY Thruway Authority Second General Highway & Bridge Trust Fund, Series 2004, Insured: AMBAC, SPA: Merrill Lynch Capital Services 2.780% 04/01/12(a)(c)	5,950,000
835,000	NY Tompkins County Industrial Development Agency Revenue, Care Community Kendal Ithaca, Series 2000, LOC: Wachovia Bank N.A. 2.720% 06/01/25(a)	835,000
	NY Triborough Bridge & Tunnel Authority:
1,500,000	Series 2002 F, SPA: ABN AMRO Bank N.V. 2.750% 11/01/32(a)	1,500,000
2,450,000	Series 2002, Insured: MBIA 2.780% 05/15/10(a)(c)	2,450,000
1,080,000	NY Westchester County Industrial Development Agency Civic Facility Revenue, Westchester Jewish Project, Series 1998, LOC: Chase Manhattan Bank 2.810% 10/01/28(a)(c)	1,080,000
		151,090,433
	Puerto Rico – 4.8%
1,000,000	PR Commonwealth of Puerto Rico Electric Power Authority, Series 1995 W, Insured: MBIA 6.500% 07/01/06	1,027,844

Par ($)		Value ($)
	Puerto Rico - (continued)
	PR Commonwealth of Puerto Rico Infrastructure Financing Authority:
2,905,000	Series 2005 Z-6, Insured: FGIC, LIQ FAC: Goldman Sachs 2.830% 06/26/37(a)(c)	2,905,000
1,500,000	Series 2005, Insured: AMBAC, LIQ FAC: Landesbank Hessen-Thuringen 2.760% 07/01/23(a)(c)	1,500,000
2,500,000	PR Commonwealth of Puerto Rico, Series 2001, Insured: FSA 2.760% 07/01/27(a)(c)	2,500,000
		7,932,844
	Total municipal bonds (Cost of $159,023,277)	159,023,277
Total investments (Cost of $159,023,277)(d)	96.9%	159,023,277
Other assets & liabilities, net	3.1%	5,124,195
Net assets	100.0%	164,147,472

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2005.

(b)  Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Fund has valued the investment. Illiquid securities are valued at amortized cost, which approximates the fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. At September 30, 2005, these securities amounted $3,900,000, which represents 2.4% of net assets.

Security	Acquisition Date	Acquisition Cost
NY Dormitory Authority Revenues, Series 2000, Insured: AMBAC-TCRS, LIQ FAC: Merrill Lynch Capital Services 12/09/04- 2.850% 05/15/07	05/04/05	$1,900,000
NY New York City Transitional Finance Authority Revenue, Series 2003, Insured: MBIA-IBC 2.850% 11/01/08	06/27/05	1,900,000
		$3,800,000

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which are not illiquid, amounted to $36,415,000, which represents 22.2% of net assets.

(d)  Cost for federal income tax purposes is $159,023,277.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GTY AGMT	Guaranty Agreement

IBC	Insured Bond Certificate

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

TCRS	Transferable Custodial Receipt

See Accompanying Notes to Financial Statements.

Statements of assets and liabilities  September 30, 2005 (unaudited)

	Cash Reserves($)	Money Market Reserves($)	Treasury Reserves($)	Government Reserves($)
Assets:
Investments, at identified cost	54,238,536,292	12,727,350,309	12,333,485,784	4,415,794,199
Investments, at value	47,692,112,292	11,145,627,309	1,330,811,784	4,415,794,199
Repurchase agreement	6,546,424,000	1,581,723,000	11,002,674,000	-
Total investments, at value	54,238,536,292	12,727,350,309	12,333,485,784	4,415,794,199
Cash	7,203,004	-	49,676	-
Receivable for:
Investments sold	-	-	-	-
Capital stock sold	75,013,154	410,256	200	72,169
Interest	237,567,146	36,285,377	10,075,120	7,185,828
Expense reimbursement due from investment advisor/administrator	1,415,733	309,936	318,622	129,213
Other assets	524,616	-	-	287,500
Total assets	54,560,259,945	12,764,355,878	12,343,929,402	4,423,468,909
Liabilities:
Payable to custodian bank	-	933,896	-	244,007
Payable for:
Investments purchased	404,939,797	94,985,878	-	249,862,407
Capital stock redeemed	-	4,117,853	50,000	5,049,473
Distributions	52,383,047	11,494,069	20,778,377	2,617,859
Investment advisory fee	5,239,619	1,170,811	1,225,106	434,334
Administration fee	4,332,884	964,617	968,766	357,119
Transfer agent fee	304,154	32,069	41,812	32,839
Trustees' fees	310,538	62,616	224,782	103,272
Audit fee	22,604	22,604	22,604	22,604
Custody fee	549,360	76,908	92,617	19,410
Legal fee	50,829	44,939	46,340	45,265
Distribution and service fees	9,774,475	849,442	2,086,023	586,997
Chief compliance officer expenses and fees	3,750	3,750	3,750	3,750
Other liabilities	-	5,488	40,692	19,920
Total liabilities	477,911,057	114,764,940	25,580,869	259,399,256
Net assets	54,082,348,888	12,649,590,938	12,318,348,533	4,164,069,653
Net assets consist of:
Paid-in capital	54,087,444,692	12,650,516,509	12,319,294,965	4,164,145,655
Undistributed net investment income	59,237	313,954	44,644	262,283
Accumulated net realized gain (loss)	(5,155,041)	(1,239,525)	(991,076)	(338,285)
Net assets	54,082,348,888	12,649,590,938	12,318,348,533	4,164,069,653

See Accompanying Notes to Financial Statements.

Statements of assets and liabilities (continued)  September 30, 2005 (unaudited)

	Municipal Reserves($)	Tax-Exempt Reserves($)	California Tax-Exempt Reserves($)	New York Tax-Exempt Reserves($)
Assets:
Investments, at identified cost	5,903,628,619	2,922,149,038	2,591,201,236	159,023,277
Investments, at value	5,903,628,619	2,922,149,038	2,591,201,236	159,023,277
Repurchase agreement	-	-	-	-
Total investments, at value	5,903,628,619	2,922,149,038	2,591,201,236	159,023,277
Cash	922,546	66,204	-	14,976
Receivable for:
Investments sold	153,590,000	191,310,000	160,865,000	5,400,000
Capital stock sold	13,950,755	1,081,953	56,841,007	-
Interest	26,152,755	11,429,038	9,761,674	561,929
Expense reimbursement due from investment advisor/administrator	214,773	126,324	92,503	27,036
Other assets	22,657	19,225	-	-
Total assets	6,098,482,105	3,126,181,782	2,818,761,420	165,027,218
Liabilities:
Payable to custodian bank	-	-	550,032	-
Payable for:
Investments purchased	47,560,000	34,280,000	-	-
Capital stock redeemed	700,000	1,410,468	5,993,517	648,265
Distributions	3,184,496	4,650,977	962,890	26,869
Investment advisory fee	615,516	307,561	280,608	20,642
Administration fee	503,456	258,934	233,344	12,762
Transfer agent fee	37,794	16,695	20,524	515
Trustees' fees	62,732	109,994	54,840	25,934
Audit fee	22,604	20,542	22,603	20,486
Custody fee	66,084	27,907	14,317	1,920
Legal fee	44,767	45,121	45,058	45,036
Distribution and service fees	648,905	226,409	721,118	21,992
Chief compliance officer expenses and fees	3,750	3,750	3,750	904
Other liabilities	309,244	152,639	101,745	54,421
Total liabilities	53,759,348	41,510,997	9,004,346	879,746
Net assets	6,044,722,757	3,084,670,785	2,809,757,074	164,147,472
Net assets consist of:
Paid-in capital	6,044,583,232	3,084,573,242	2,809,685,783	164,137,370
Undistributed net investment income	195,766	92,566	110,005	10,201
Accumulated net realized gain (loss)	(56,241)	4,977	(38,714)	(99)
Net assets	6,044,722,757	3,084,670,785	2,809,757,074	164,147,472

See Accompanying Notes to Financial Statements.

Statements of assets and liabilities (continued)  September 30, 2005 (unaudited)

	Cash Reserves(a)	Money Market Reserves(a)	Treasury Reserves(a)	Government Reserves(a)
Capital Class Shares:
Net assets	$15,463,305,729	$6,286,539,071	$2,088,184,509	$1,382,124,824
Shares outstanding	15,465,801,677	6,287,117,018	2,088,744,194	1,382,001,096
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Trust Class Shares:
Net assets	$3,366,241,875	$12,206,288	$594,621,287	$254,254,110
Shares outstanding	3,366,766,311	12,205,597	595,076,586	254,224,028
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Liquidity Class Shares:
Net assets	$1,243,555,956	$761,296,856	$423,865,185	$752,906,366
Shares outstanding	1,243,603,784	761,284,747	423,877,039	752,881,584
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Adviser Class Shares:
Net assets	$13,824,125,602	$3,268,900,932	$7,157,292,753	$835,717,197
Shares outstanding	13,825,459,222	3,269,059,477	7,158,149,969	835,843,419
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Investor Class Shares:
Net assets	$1,502,313,013	$95,586,358	$306,630,829	$382,824,436
Shares outstanding	1,503,074,690	95,577,033	306,948,691	383,039,940
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Market Class Shares:
Net assets	$12,615	$-	$-	$-
Shares outstanding	12,617	-	-	-
Net asset value per share	$1.00	$-	$-	$-
Daily Class Shares:
Net assets	$12,590,075,269	$3,470,145	$363,747,680	$391,994,515
Shares outstanding	12,590,987,621	3,468,911	363,944,226	391,953,797
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Service Class Shares:
Net assets	$-	$1,501,532	$-	$-
Shares outstanding	-	1,501,536	-	-
Net asset value per share	$-	$1.00	$-	$-
Class A Shares:
Net assets	$289,271,892	$-	$634,374,925	$26,651,122
Shares outstanding	289,368,933	-	635,014,654	26,648,514
Net asset value per share	$1.00	$-	$1.00	$1.00
Class B Shares:
Net assets	$19,824,094	$5,786,710	$195,451	$628,383
Shares outstanding	19,825,263	5,786,368	195,475	628,185
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Class C Shares:
Net assets	$1,755,729	$803,718	$-	$-
Shares outstanding	1,755,840	803,773	-	-
Net asset value per share	$1.00	$1.00	$-	$-
Institutional Class Shares:
Net assets	$5,770,307,380	$2,213,499,328	$749,435,914	$136,968,700
Shares outstanding	5,770,606,046	2,213,647,819	749,491,083	136,956,332
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Marsico Shares:
Net assets	$11,559,734	$-	$-	$-
Shares outstanding	11,559,010	-	-	-
Net asset value per share	$1.00	$-	$-	$-

  (a)  On August 22, 2005, the Fund's Investor A, Investor B and Investor C Shares were redesignated Class, A, Class B and Class C Shares, respectively.

See Accompanying Notes to Financial Statements.

Statements of assets and liabilities (continued)  September 30, 2005 (unaudited)

	Municipal Reserves(a)	Tax-Exempt Reserves(a)	California Tax-Exempt Reserves(a)	New York Tax-Exempt Reserves(a)
Capital Class Shares:
Net assets	$2,972,478,391	$693,317,893	$406,684,691	$17,211,501
Shares outstanding	2,972,443,746	693,285,079	406,678,510	17,210,637
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Trust Class Shares:
Net assets	$410,088,020	$2,228,837,764	$472,827,567	$11,592,958
Shares outstanding	410,034,313	2,229,196,628	472,815,391	11,587,939
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Liquidity Class Shares:
Net assets	$342,673,960	$8,514,898	$10,242,786	$-
Shares outstanding	342,643,351	8,514,875	10,243,415	-
Net asset value per share	$1.00	$1.00	$1.00	$-
Adviser Class Shares:
Net assets	$472,975,899	$19,024,728	$521,780,442	$824,253
Shares outstanding	473,020,586	19,024,594	521,753,913	824,261
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Investor Class Shares:
Net assets	$61,830,560	$8,796,662	$259,625,115	$-
Shares outstanding	61,867,284	8,761,426	259,639,479	-
Net asset value per share	$1.00	$1.00	$1.00	$-
Market Class Shares:
Net assets	$-	$-	$-	$47,198,593
Shares outstanding	-	-	-	47,196,645
Net asset value per share	$-	$-	$-	$1.00
Daily Class Shares:
Net assets	$983,603,410	$29,243,524	$971,866,216	$-
Shares outstanding	983,538,736	29,129,332	971,875,974	-
Net asset value per share	$1.00	$1.00	$1.00	$-
Service Class Shares:
Net assets	$-	$-	$-	$-
Shares outstanding	-	-	-	-
Net asset value per share	$-	$-	$-	$-
Class A Shares:
Net assets	$-	$27,116,667	$-	$-
Shares outstanding	-	27,080,203	-	-
Net asset value per share	$-	$1.00	$-	$-
Class B Shares:
Net assets	$44,892	$-	$6,586	$-
Shares outstanding	44,886	-	6,586	-
Net asset value per share	$1.00	$-	$1.00	$-
Class C Shares:
Net assets	$-	$-	$-	$-
Shares outstanding	-	-	-	-
Net asset value per share	$-	$-	$-	$-
Institutional Class Shares:
Net assets	$801,027,625	$69,818,649	$166,723,671	$87,320,167
Shares outstanding	801,018,919	69,820,575	166,742,976	87,314,882
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Marsico Shares:
Net assets	$-	$-	$-	$-
Shares outstanding	-	-	-	-
Net asset value per share	$-	$-	$-	$-

See Accompanying Notes to Financial Statements.

Statements of operations

For the Six Months Ended September 30, 2005 (unaudited)

	Cash Reserves(a)($)	Money Market Reserves(a)($)	Treasury Reserves(a)($)	Government Reserves(a)($)
Net investment income:
Income:
Interest	828,642,181	186,664,926	162,887,917	65,888,682
Expenses:
Investment advisory fee	38,214,335	8,585,101	7,688,273	3,110,645
Administration fee	25,476,223	5,723,401	5,125,516	2,073,763
Distribution fee:
Investor Class Shares	2,859,642	165,538	551,374	685,264
Market Class Shares	73	-	-	-
Daily Class Shares	31,893,185	10,971	821,115	987,842
Service Class Shares	-	8,001	-	-
Class A Shares	618,064	-	1,371,725	57,633
Class B Shares	115,456	34,480	1,240	3,739
Class C Shares	7,338	3,560	-	-
Service fee:
Trust Class Shares	1,726,596	4,666	311,836	136,044
Liquidity Class Shares	1,500,822	862,164	641,652	762,306
Adviser Class Shares	14,929,552	3,208,906	6,914,053	1,037,057
Marsico Class Shares	20,082	-	-	-
Institutional Class Shares	1,074,608	432,393	122,991	31,251
Transfer agent fee	962,753	169,101	157,712	72,776
Trustees' fees	6,868	6,878	6,872	6,876
Custody fee	1,492,552	281,046	259,240	131,548
Legal fees	66,383	45,818	45,685	43,082
Chief compliance officer expenses and fees (see Note 4)	7,500	7,500	7,500	7,500
Other expenses	1,644,009	332,620	349,961	193,805
Total expenses	122,616,041	19,882,144	24,376,745	9,341,131
Expenses waived/reimbursed by investment advisor/administrator	(16,720,772)	(3,692,867)	(3,386,310)	(1,438,099)
Fees waived by shareholder service provider - Liquidity Class Shares	(600,320)	(344,866)	(256,660)	(304,922)
Custody earnings credit	(195,945)	(11,885)	(3,416)	(53,978)
Net expenses	105,099,004	15,832,526	20,730,359	7,544,132
Net investment income	723,543,177	170,832,400	142,157,558	58,344,550
Net realized gain (loss) on investments	(2,524,629)	(508,082)	(38,464)	(104,613)
Net increase resulting from operations	721,018,548	170,324,318	142,119,094	58,239,937

  (a)  On August 22, 2005, the Fund's Investor A, Investor B and Investor C Shares were redesignated Class, A, Class B and Class C Shares, respectively.

See Accompanying Notes to Financial Statements.

Statements of operations (continued)

	Municipal Reserves(a)($)	Tax-Exempt Reserves(a)($)	California Tax-Exempt Reserves(a)($)	New York Tax-Exempt Reserves(a)($)
Net investment income:
Income:
Interest	69,610,921	38,109,730	30,780,853	1,743,172
Expenses:
Investment advisory fee	4,235,482	2,362,066	1,909,795	108,476
Administration fee	2,823,655	1,574,711	1,273,196	72,242
Distribution fee:
Investor Class Shares	134,392	24,043	522,875	-
Market Class Shares	-	-	-	77,003
Daily Class Shares	2,270,473	101,872	2,631,656	-
Service Class Shares	-	-	-	-
Class A Shares	-	60,297	-	-
Class B Shares	251	-	36	-
Class C Shares	-	-	-	-
Service fee:
Trust Class Shares	206,281	1,084,870	199,469	6,530
Liquidity Class Shares	424,949	11,086	29,475	-
Adviser Class Shares	568,338	29,335	738,646	856
Marsico Class Shares	-	-	-	-
Institutional Class Shares	141,319	35,217	28,462	17,681
Transfer agent fee	113,018	86,910	40,392	2,288
Trustees' fees	6,878	6,876	6,878	6,879
Custody fee	169,217	87,746	59,631	6,364
Legal fees	43,660	42,654	42,215	41,323
Chief compliance officer expenses and fees (see Note 4)	7,500	7,500	6,892	1,714
Other expenses	376,796	254,960	147,921	62,831
Total expenses	11,522,209	5,770,143	7,637,539	404,187
Expenses waived/reimbursed by investment advisor/administrator	(2,128,891)	(1,273,742)	(940,758)	(157,634)
Fees waived by shareholder service provider - Liquidity Class Shares	(169,980)	(4,434)	(11,790)	-
Custody earnings credit	-	-	-	-
Net expenses	9,223,338	4,491,967	6,684,991	246,553
Net investment income	60,387,583	33,617,763	24,095,862	1,496,619
Net realized gain (loss) on investments	(55,816)	2,123	(10,636)	(1,315)
Net increase resulting from operations	60,331,767	33,619,886	24,085,226	1,495,304

See Accompanying Notes to Financial Statements.

Statements of changes in net assets

	Cash Reserves		Money Market Reserves
Increase (decrease) in net assets	(unaudited) Six Months Ended Septemeber 30, 2005(a)($)	Year Ended March 31, 2005($)	(unaudited) Six Months Ended Septemeber 30, 2005(a)($)	Year Ended March 31, 2005($)
Operations:
Net investment income	723,543,177	732,264,346	170,832,400	151,300,992
Net realized loss on investments	(2,524,629)	(1,229,518)	(508,082)	(732,649)
Net increase resulting from operations	721,018,548	731,034,828	170,324,318	150,568,343
Distributions to shareholders:
From net investment income:
Capital Class Shares	(249,417,825)	(319,840,303)	(89,915,161)	(94,097,723)
Trust Class Shares	(50,876,300)	(52,009,588)	(146,854)	(111,813)
Liquidity Class Shares	(17,451,525)	(16,755,832)	(10,132,473)	(6,618,166)
Adviser Class Shares	(167,833,257)	(151,857,906)	(36,689,945)	(21,974,014)
Investor Class Shares	(21,891,563)	(23,217,985)	(1,281,215)	(1,087,837)
Market Class Shares	(418)	(409)	-	-
Daily Class Shares	(131,112,870)	(89,338,083)	(44,867)	(34,691)
Service Class Shares	-	-	(23,003)	(307,583)
Class A Shares	(3,578,671)	(2,975,104)	-	-
Class B Shares	(203,306)	(155,310)	(61,144)	(43,641)
Class C Shares	(12,765)	(13,031)	(6,382)	(4,208)
Institutional Class Shares	(80,960,608)	(75,951,923)	(32,529,951)	(27,046,629)
Marisco Shares	(154,777)	(138,963)	-	-
Total distributions to shareholders	(723,493,885)	(732,254,437)	(170,830,995)	(151,326,305)
Net capital share transactions	3,514,912,373	(8,464,224,270)	1,243,531,043	(1,012,015,912)
Net increase (decrease) in net assets	3,512,437,036	(8,465,443,879)	1,243,024,366	(1,012,773,874)
Net assets:
Beginning of period	50,569,911,852	59,035,355,731	11,406,566,572	12,419,340,446
End of period	54,082,348,888	50,569,911,852	12,649,590,938	11,406,566,572
Undistributed net investment income, at end of period	59,237	9,945	313,954	312,549

  (a)  On August 22, 2005, the Fund's Investor A, Investor B and Investor C Shares were redesignated to Class, A, Class B and Class C Shares, respectively.

See Accompanying Notes to Financial Statements.

Statements of changes in net assets (continued)

	Treasury Reserves		Government Reserves
Increase (decrease) in net assets	(unaudited) Six Months Ended Septemeber 30, 2005(a)($)	Year Ended March 31, 2005($)	(unaudited) Six Months Ended Septemeber 30, 2005(a)($)	Year Ended March 31, 2005($)
Operations:
Net investment income	142,157,558	113,330,912	58,344,550	52,555,235
Net realized loss on investments	(38,464)	(895,513)	(104,613)	(232,749)
Net increase resulting from operations	142,119,094	112,435,399	58,239,937	52,322,486
Distributions to shareholders:
From net investment income:
Capital Class Shares	(26,150,517)	(29,053,243)	(22,982,614)	(18,875,208)
Trust Class Shares	(8,823,665)	(10,803,367)	(3,883,546)	(4,612,871)
Liquidity Class Shares	(7,217,066)	(4,942,430)	(8,634,580)	(4,737,572)
Adviser Class Shares	(75,971,688)	(46,946,712)	(11,240,992)	(10,888,218)
Investor Class Shares	(4,070,520)	(4,357,724)	(5,099,873)	(6,160,701)
Market Class Shares	-	-	-	-
Daily Class Shares	(3,244,661)	(2,188,757)	(3,909,457)	(3,032,837)
Service Class Shares	-	-	-	-
Class A Shares	(7,636,950)	(6,982,902)	(318,986)	(276,971)
Class B Shares	(2,045)	(1,507)	(6,272)	(3,978)
Class C Shares	-	-	-	-
Institutional Class Shares	(9,040,838)	(8,054,770)	(2,258,424)	(3,961,628)
Marisco Shares	-	-	-	-
Total distributions to shareholders	(142,157,950)	(113,331,412)	(58,334,744)	(52,549,984)
Net capital share transactions	3,373,619,058	(293,590,373)	582,933,353	(1,000,404,267)
Net increase (decrease) in net assets	3,373,580,202	(294,486,386)	582,838,546	(1,000,631,765)
Net assets:
Beginning of period	8,944,768,331	9,239,254,717	3,581,231,107	4,581,862,872
End of period	12,318,348,533	8,944,768,331	4,164,069,653	3,581,231,107
Undistributed net investment income, at end of period	44,644	45,036	262,283	252,477

See Accompanying Notes to Financial Statements.

Statements of changes in net assets (continued)

	Municipal Reserves		Tax-Exempt Reserves
Increase (decrease) in net assets (unaudited)	Six Months Ended Septemeber 30, 2005(a)($)	(unaudited) Year Ended March 31, 2005($)	Six Months Ended Septemeber 30, 2005(a)($)	(unaudited) Year Ended March 31, 2005($)
Operations:
Net investment income	60,387,583	63,666,124	33,617,763	34,905,420
Net realized gain (loss) on investments	(55,816)	12,248	2,123	34,372
Net increase resulting from operations	60,331,767	63,678,372	33,619,886	34,939,792
Distributions to shareholders:
From net investment income:
Capital Class Shares	(32,858,983)	(38,182,350)	(7,746,567)	(10,150,700)
Trust Class Shares	(4,468,654)	(5,044,289)	(22,997,881)	(22,733,102)
Liquidity Class Shares	(3,599,959)	(3,164,708)	(92,053)	(28,580)
Adviser Class Shares	(4,588,351)	(4,829,647)	(233,595)	(111,148)
Investor Class Shares	(737,086)	(949,960)	(129,873)	(133,011)
Market Class Shares	-	-	-	-
Daily Class Shares	(6,318,755)	(3,982,536)	(273,927)	(262,209)
Service Class Shares	-	-	-	-
Class A Shares	-	-	(237,008)	(303,187)
Class B Shares	(268)	(102)	-	-
Class C Shares	-	(532)	-	-
Institutional Class Shares	(7,825,205)	(7,510,695)	(1,906,971)	(1,183,528)
Marisco Shares	-	-	-	-
Total distributions to shareholders	(60,397,261)	(63,664,819)	(33,617,875)	(34,905,465)
Net capital share transactions	(68,582,643)	1,757,187,583	(198,446,928)	505,234,702
Net increase (decrease) in net assets	(68,648,137)	1,757,201,136	(198,444,917)	505,269,029
Net assets:
Beginning of period	6,113,370,894	4,356,169,758	3,283,115,702	2,777,846,673
End of period	6,044,722,757	6,113,370,894	3,084,670,785	3,283,115,702
Undistributed net investment income, at end of period	195,766	205,444	92,566	92,678

  (a)  On August 22, 2005, the Fund's Investor A, Investor B and Investor C Shares were redesignated to Class, A, Class B and Class C Shares, respectively.

See Accompanying Notes to Financial Statements.

Statements of changes in net assets (continued)

	California Tax-Exempt Reserves		New York Tax-Exempt Reserves
Increase (decrease) in net assets (unaudited)	Six Months Ended Septemeber 30, 2005(a)($)	(unaudited) Year Ended March 31, 2005($)	Six Months Ended Septemeber 30, 2005(a)($)	Year Ended March 31, 2005($)
Operations:
Net investment income	24,095,862	18,444,965	1,496,619	1,083,295
Net realized gain (loss) on investments	(10,636)	15,172	(1,315)	2,072
Net increase resulting from operations	24,085,226	18,460,137	1,495,304	1,085,367
Distributions to shareholders:
From net investment income:
Capital Class Shares	(2,352,971)	(1,736,900)	(90,046)	(17,352)
Trust Class Shares	(4,217,558)	(3,743,513)	(137,181)	(249,061)
Liquidity Class Shares	(242,723)	(103,123)	-	-
Adviser Class Shares	(5,821,212)	(4,911,820)	(6,779)	-
Investor Class Shares	(2,815,069)	(2,520,833)	-	-
Market Class Shares	-	-	(297,949)	(89,228)
Daily Class Shares	(7,111,799)	(4,446,818)	-	-
Service Class Shares	-	-	-	-
Class A Shares	-	-	-	-
Class B Shares	(38)	(20)	-	-
Class C Shares	-	(26)	-	-
Institutional Class Shares	(1,539,717)	(980,632)	(965,075)	(727,587)
Marisco Shares	-	-	-	-
Total distributions to shareholders	(24,101,087)	(18,443,685)	(1,497,030)	(1,083,228)
Net capital share transactions	684,278,897	(38,024,692)	63,100,274	22,062,103
Net increase (decrease) in net assets	684,263,036	(38,008,240)	63,098,548	22,064,242
Net assets:
Beginning of period	2,125,494,038	2,163,502,278	101,048,924	78,984,682
End of period	2,809,757,074	2,125,494,038	164,147,472	101,048,924
Undistributed net investment income, at end of period	110,005	115,230	10,201	10,612

See Accompanying Notes to Financial Statements.

Schedules of capital stock activity

	Cash Reserves
	(unaudited) Six Months Ended September 30, 2005		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Capital Class Shares
Subscriptions	52,839,248,722	52,839,248,722	118,555,512,959	118,555,512,959
Distributions reinvested	158,261,515	158,261,515	177,374,367	177,374,367
Redemptions	(55,819,608,634)	(55,819,608,634)	(125,211,165,640)	(125,211,165,640)
Net increase (decrease)	(2,822,098,397)	(2,822,098,397)	(6,478,278,314)	(6,478,278,314)
Trust Class Shares
Subscriptions	1,905,725,178	1,905,725,178	4,435,072,541	4,435,072,541
Distributions reinvested	828,706	828,706	1,152,339	1,152,339
Redemptions	(1,996,847,983)	(1,996,847,983)	(5,059,998,492)	(5,059,998,492)
Net increase (decrease)	(90,294,099)	(90,294,099)	(623,773,612)	(623,773,612)
Liquidity Class Shares
Subscriptions	2,149,645,209	2,149,645,209	3,913,169,631	3,913,169,631
Distributions reinvested	16,458,359	16,458,359	16,054,541	16,054,541
Redemptions	(2,128,801,048)	(2,128,801,048)	(4,066,295,922)	(4,066,295,922)
Net increase (decrease)	37,302,520	37,302,520	(137,071,750)	(137,071,750)
Adviser Class Shares
Subscriptions	19,673,382,045	19,673,382,045	40,427,373,011	40,427,373,011
Distributions reinvested	35,465,755	35,465,755	35,194,517	35,194,517
Redemptions	(16,969,358,328)	(16,969,358,328)	(41,470,395,112)	(41,470,395,112)
Net increase (decrease)	2,739,489,472	2,739,489,472	(1,007,827,584)	(1,007,827,584)
Investor Class Shares
Subscriptions	1,779,754,618	1,779,754,618	3,049,889,245	3,049,889,245
Distributions reinvested	19,172,533	19,172,533	20,875,112	20,875,112
Redemptions	(2,110,944,139)	(2,110,944,139)	(3,577,681,762)	(3,577,681,762)
Net increase (decrease)	(312,016,988)	(312,016,988)	(506,917,405)	(506,917,405)
Market Class Shares
Subscriptions	60,946	60,946	111,600	111,600
Distributions reinvested	386	386	407	407
Redemptions	(61,296)	(61,296)	(131,342)	(131,342)
Net increase (decrease)	36	36	(19,335)	(19,335)
Daily Class Shares
Subscriptions	5,238,573,097	5,238,573,097	6,061,336,884	6,061,336,884
Distributions reinvested	131,096,825	131,096,825	89,334,615	89,334,615
Redemptions	(2,339,076,431)	(2,339,076,431)	(5,337,121,429)	(5,337,121,429)
Net increase (decrease)	3,030,593,491	3,030,593,491	813,550,070	813,550,070
Service Class Shares
Subscriptions	-	-	-	-
Distributions reinvested	-	-	-	-
Redemptions	-	-	-	-
Net increase (decrease)	-	-	-	-

See Accompanying Notes to Financial Statements.

Schedules of capital stock activity (continued)

	Money Market Reserves
	(unaudited) Six Months Ended September 30, 2005		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Capital Class Shares
Subscriptions	25,193,539,060	25,193,539,060	45,995,178,226	45,995,178,226
Distributions reinvested	54,930,371	54,930,371	50,658,351	50,658,351
Redemptions	(26,109,722,437)	(26,109,722,437)	(47,961,384,767)	(47,961,384,767)
Net increase (decrease)	(861,253,006)	(861,253,006)	(1,915,548,190)	(1,915,548,190)
Trust Class Shares
Subscriptions	115,248,793	115,248,793	75,905,203	75,905,203
Distributions reinvested	3,174	3,174	9,461	9,461
Redemptions	(113,978,051)	(113,978,051)	(74,345,416)	(74,345,416)
Net increase (decrease)	1,273,916	1,273,916	1,569,248	1,569,248
Liquidity Class Shares
Subscriptions	2,073,357,304	2,073,357,304	4,149,220,104	4,149,220,104
Distributions reinvested	9,875,284	9,875,284	6,295,099	6,295,099
Redemptions	(1,814,134,759)	(1,814,134,759)	(4,100,620,044)	(4,100,620,044)
Net increase (decrease)	269,097,829	269,097,829	54,895,159	54,895,159
Adviser Class Shares
Subscriptions	5,171,575,357	5,171,575,357	6,064,462,349	6,064,462,349
Distributions reinvested	4,417,776	4,417,776	3,199,548	3,199,548
Redemptions	(3,647,787,170)	(3,647,787,170)	(6,118,329,925)	(6,118,329,925)
Net increase (decrease)	1,528,205,963	1,528,205,963	(50,668,028)	(50,668,028)
Investor Class Shares
Subscriptions	44,941,143	44,941,143	28,292,916	28,292,916
Distributions reinvested	59,034	59,034	8,080	8,080
Redemptions	(35,390,671)	(35,390,671)	(32,308,508)	(32,308,508)
Net increase (decrease)	9,609,506	9,609,506	(4,007,512)	(4,007,512)
Market Class Shares
Subscriptions	-	-	-	-
Distributions reinvested	-	-	-	-
Redemptions	-	-	-	-
Net increase (decrease)	-	-	-	-
Daily Class Shares
Subscriptions	2,987,323	2,987,323	4,832,078	4,832,078
Distributions reinvested	44,542	44,542	34,691	34,691
Redemptions	(3,149,610)	(3,149,610)	(5,056,284)	(5,056,284)
Net increase (decrease)	(117,745)	(117,745)	(189,515)	(189,515)
Service Class Shares
Subscriptions	7,687,429	7,687,429	150,866,673	150,866,673
Distributions reinvested	17,027	17,027	307,583	307,583
Redemptions	(7,965,791)	(7,965,791)	(225,371,327)	(225,371,327)
Net increase (decrease)	(261,335)	(261,335)	(74,197,071)	(74,197,071)

See Accompanying Notes to Financial Statements.

Schedules of capital stock activity (continued)

	Cash Reserves
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A Shares
Subscriptions	166,973,842	166,973,842	65,300,846	65,300,846
Distributions reinvested	3,561,421	3,561,421	2,949,767	2,949,767
Redemptions	(137,752,988)	(137,752,988)	(96,998,716)	(96,998,716)
Net increase (decrease)	32,782,275	32,782,275	(28,748,103)	(28,748,103)
Class B Shares
Subscriptions	3,154,328	3,154,328	11,633,100	11,633,100
Distributions reinvested	179,858	179,858	136,486	136,486
Redemptions	(5,585,340)	(5,585,340)	(20,246,513)	(20,246,513)
Net (decrease)	(2,251,154)	(2,251,154)	(8,476,927)	(8,476,927)
Class C Shares
Subscriptions	1,237,869	1,237,869	4,158,548	4,158,548
Distributions reinvested	9,774	9,774	10,608	10,608
Redemptions	(1,035,046)	(1,035,046)	(4,133,650)	(4,133,650)
Net increase (decrease)	212,597	212,597	35,506	35,506
Institutional Class Shares
Subscriptions	8,207,926,684	8,207,926,684	13,814,109,302	13,814,109,302
Distributions reinvested	75,177,220	75,177,220	69,288,212	69,288,212
Redemptions	(7,382,466,165)	(7,382,466,165)	(14,364,156,220)	(14,364,156,220)
Net increase (decrease)	900,637,739	900,637,739	(480,758,706)	(480,758,706)
Marisco Shares
Subscriptions	4,612,576	4,612,576	7,172,763	7,172,763
Distributions reinvested	154,733	154,733	145,758	145,758
Redemptions	(4,212,428)	(4,212,428)	(10,256,631)	(10,256,631)
Net increase (decrease)	554,881	554,881	(2,938,110)	(2,938,110)

(a) On August 22, 2005, the Fund's Investor A, Investor B and Investor C Shares were redesignated Class A, Class B and Class C Shares, respectively.

See Accompanying Notes to Financial Statements.

Schedules of capital stock activity (continued)

	Money Market Reserves
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A Shares
Subscriptions	-	-	-	-
Distributions reinvested	-	-	-	-
Redemptions	-	-	-	-
Net increase (decrease)	-	-	-	-
Class B Shares
Subscriptions	848,093	848,093	1,826,702	1,826,702
Distributions reinvested	55,676	55,676	39,672	39,672
Redemptions	(1,586,844)	(1,586,844)	(4,350,630)	(4,350,630)
Net (decrease)	(683,075)	(683,075)	(2,484,256)	(2,484,256)
Class C Shares
Subscriptions	323,898	323,898	1,451,256	1,451,256
Distributions reinvested	5,932	5,932	3,382	3,382
Redemptions	(514,499)	(514,499)	(1,220,521)	(1,220,521)
Net increase (decrease)	(184,669)	(184,669)	234,117	234,117
Institutional Class Shares
Subscriptions	5,971,370,299	5,971,370,299	5,180,237,811	5,180,237,811
Distributions reinvested	31,045,317	31,045,317	26,711,983	26,711,983
Redemptions	(5,704,571,957)	(5,704,571,957)	(4,228,569,658)	(4,228,569,658)
Net increase (decrease)	297,843,659	297,843,659	978,380,136	978,380,136
Marisco Shares
Subscriptions	-	-	-	-
Distributions reinvested	-	-	-	-
Redemptions	-	-	-	-
Net increase (decrease)	-	-	-	-

See Accompanying Notes to Financial Statements.

Schedules of capital stock activity (continued)

	Treasury Reserves
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Capital Class Shares
Subscriptions	7,293,998,953	7,293,998,953	29,698,008,848	29,698,008,848
Distributions reinvested	22,036,159	22,036,159	23,541,826	23,541,826
Redemptions	(6,798,143,000)	(6,798,143,000)	(30,271,512,751)	(30,271,512,751)
Net increase (decrease)	517,892,112	517,892,112	(549,962,077)	(549,962,077)
Trust Class Shares
Subscriptions	304,681,473	304,681,473	2,892,983,392	2,892,983,392
Distributions reinvested	21,086	21,086	24,320	24,320
Redemptions	(366,164,036)	(366,164,036)	(3,045,412,299)	(3,045,412,299)
Net increase (decrease)	(61,461,477)	(61,461,477)	(152,404,587)	(152,404,587)
Liquidity Class Shares
Subscriptions	2,009,586,209	2,009,586,209	1,897,190,699	1,897,190,699
Distributions reinvested	6,562,839	6,562,839	4,294,929	4,294,929
Redemptions	(2,005,763,111)	(2,005,763,111)	(1,835,691,288)	(1,835,691,288)
Net increase (decrease)	10,385,937	10,385,937	65,794,340	65,794,340
Adviser Class Shares
Subscriptions	12,758,572,871	12,758,572,871	18,238,833,033	18,238,833,033
Distributions reinvested	7,855,188	7,855,188	7,038,692	7,038,692
Redemptions	(10,217,725,718)	(10,217,725,718)	(17,656,021,924)	(17,656,021,924)
Net increase (decrease)	2,548,702,341	2,548,702,341	589,849,801	589,849,801
Investor Class Shares
Subscriptions	566,505,345	566,505,345	1,142,957,221	1,142,957,221
Distributions reinvested	2,442,483	2,442,483	2,541,198	2,541,198
Redemptions	(630,712,266)	(630,712,266)	(1,227,850,695)	(1,227,850,695)
Net increase (decrease)	(61,764,438)	(61,764,438)	(82,352,276)	(82,352,276)
Daily Class Shares
Subscriptions	364,631,961	364,631,961	392,027,381	392,027,381
Distributions reinvested	3,244,483	3,244,483	2,187,653	2,187,653
Redemptions	(260,191,878)	(260,191,878)	(429,467,692)	(429,467,692)
Net increase (decrease)	107,684,566	107,684,566	(35,252,658)	(35,252,658)
Class A Shares
Subscriptions	1,455,939,146	1,455,939,146	5,057,768,174	5,057,768,174
Distributions reinvested	179,142	179,142	124,294	124,294
Redemptions	(1,454,312,083)	(1,454,312,083)	(5,127,921,149)	(5,127,921,149)
Net increase (decrease)	1,806,205	1,806,205	(70,028,681)	(70,028,681)
Class B Shares
Subscriptions	-	-	4,539	4,539
Distributions reinvested	1,823	1,823	1,499	1,499
Redemptions	(44,369)	(44,369)	(126,714)	(126,714)
Net (decrease)	(42,546)	(42,546)	(120,676)	(120,676)
Institutional Class Shares
Subscriptions	1,484,923,964	1,484,923,964	3,009,675,815	3,009,675,815
Distributions reinvested	8,133,080	8,133,080	7,713,438	7,713,438
Redemptions	(1,182,640,686)	(1,182,640,686)	(3,076,502,812)	(3,076,502,812)
Net increase (decrease)	310,416,358	310,416,358	(59,113,559)	(59,113,559)

(a) On August 22, 2005, the Fund's Investor A and Investor B Shares were redesignated Class A and Class B Shares, respectively.

See Accompanying Notes to Financial Statements.

Schedules of capital stock activity (continued)

	Government Reserves
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Capital Class Shares
Subscriptions	4,925,716,484	4,925,716,484	8,299,093,894	8,299,093,894
Distributions reinvested	20,380,703	20,380,703	16,326,951	16,326,951
Redemptions	(4,695,979,065)	(4,695,979,065)	(8,472,355,657)	(8,472,355,657)
Net increase (decrease)	250,118,122	250,118,122	(156,934,812)	(156,934,812)
Trust Class Shares
Subscriptions	459,410,203	459,410,203	1,195,618,768	1,195,618,768
Distributions reinvested	5,814	5,814	11,292	11,292
Redemptions	(455,437,296)	(455,437,296)	(1,237,604,567)	(1,237,604,567)
Net increase (decrease)	3,978,721	3,978,721	(41,974,507)	(41,974,507)
Liquidity Class Shares
Subscriptions	717,261,415	717,261,415	1,523,531,640	1,523,531,640
Distributions reinvested	7,911,541	7,911,541	3,952,907	3,952,907
Redemptions	(382,989,958)	(382,989,958)	(1,417,614,893)	(1,417,614,893)
Net increase (decrease)	342,182,998	342,182,998	109,869,654	109,869,654
Adviser Class Shares
Subscriptions	1,078,273,515	1,078,273,515	2,246,078,708	2,246,078,708
Distributions reinvested	4,806,121	4,806,121	5,152,157	5,152,157
Redemptions	(1,051,691,576)	(1,051,616,576)	(2,551,643,887)	(2,551,643,887)
Net increase (decrease)	31,388,060	31,463,060	(300,413,022)	(300,413,022)
Investor Class Shares
Subscriptions	811,563,099	811,563,099	1,863,974,259	1,863,974,259
Distributions reinvested	4,744,057	4,744,057	5,858,541	5,858,541
Redemptions	(894,315,378)	(894,315,378)	(2,201,590,250)	(2,201,590,250)
Net increase (decrease)	(78,008,222)	(78,008,222)	(331,757,450)	(331,757,450)
Daily Class Shares
Subscriptions	365,939,703	365,939,703	652,889,722	652,889,722
Distributions reinvested	3,909,429	3,909,429	3,032,544	3,032,544
Redemptions	(282,169,745)	(282,169,745)	(703,627,772)	(703,627,772)
Net increase (decrease)	87,679,387	87,679,387	(47,705,506)	(47,705,506)
Class A Shares
Subscriptions	42,132,320	42,132,320	99,121,763	99,121,763
Distributions reinvested	311,135	311,135	266,714	266,714
Redemptions	(47,446,081)	(47,446,081)	(78,996,208)	(78,996,208)
Net increase (decrease)	(5,002,626)	(5,002,626)	20,392,269	20,392,269
Class B Shares
Subscriptions	24,696	24,696	374,146	374,146
Distributions reinvested	5,617	5,617	3,606	3,606
Redemptions	(106,123)	(106,123)	(590,914)	(590,914)
Net (decrease)	(75,810)	(75,810)	(213,162)	(213,162)
Institutional Class Shares
Subscriptions	295,237,730	295,237,730	2,390,818,865	2,390,818,865
Distributions reinvested	2,114,623	2,114,623	3,593,507	3,593,507
Redemptions	(346,754,630)	(346,754,630)	(2,646,080,103)	(2,646,080,103)
Net increase (decrease)	(49,402,277)	(49,402,277)	(251,667,731)	(251,667,731)

See Accompanying Notes to Financial Statements.

Schedules of capital stock activity (continued)

	Municipal Reserves
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Capital Class Shares
Subscriptions	9,420,557,687	9,420,557,687	15,487,711,803	15,487,711,803
Distributions reinvested	21,969,991	21,969,991	23,700,991	23,700,991
Redemptions	(9,808,158,354)	(9,808,158,354)	(14,161,329,019)	(14,161,329,019)
Net increase (decrease)	(365,630,676)	(365,630,676)	1,350,083,775	1,350,083,775
Trust Class Shares
Subscriptions	634,832,001	634,832,001	915,329,636	915,329,636
Distributions reinvested	133,946	133,946	105,286	105,286
Redemptions	(632,031,378)	(632,031,378)	(985,416,356)	(985,416,356)
Net increase (decrease)	2,934,569	2,934,569	(69,981,434)	(69,981,434)
Liquidity Class Shares
Subscriptions	1,236,041,398	1,236,041,398	2,120,925,493	2,120,925,493
Distributions reinvested	1,989,897	1,989,897	1,897,508	1,897,508
Redemptions	(1,241,192,847)	(1,241,192,847)	(1,926,794,006)	(1,926,794,006)
Net increase (decrease)	(3,161,552)	(3,161,552)	196,028,995	196,028,995
Adviser Class Shares
Subscriptions	1,034,658,817	1,034,658,817	1,786,826,446	1,786,826,446
Distributions reinvested	2,033,139	2,033,139	2,325,220	2,325,220
Redemptions	(1,038,358,412)	(1,038,358,412)	(1,821,050,605)	(1,821,050,605)
Net increase (decrease)	(1,666,456)	(1,666,456)	(31,898,939)	(31,898,939)
Investor Class Shares
Subscriptions	50,304,469	50,304,469	177,673,491	177,673,491
Distributions reinvested	731,134	731,134	948,778	948,778
Redemptions	(73,550,738)	(73,550,738)	(241,463,530)	(241,463,530)
Net (decrease)	(22,515,135)	(22,515,135)	(62,841,261)	(62,841,261)
Daily Class Shares
Subscriptions	1,045,914,347	1,045,914,347	751,254,445	751,254,445
Distributions reinvested	6,319,502	6,319,502	3,982,546	3,982,546
Redemptions	(659,828,765)	(659,828,765)	(769,150,180)	(769,150,180)
Net increase (decrease)	392,405,084	392,405,084	(13,913,189)	(13,913,189)
Class A Shares
Subscriptions	-	-	-	-
Distributions reinvested	-	-	-	-
Redemptions	-	-	-	-
Net (decrease)	-	-	-	-
Class B Shares
Subscriptions	-	-	44,882	44,882
Distributions reinvested	3	3	39	39
Redemptions	(1,641)	(1,641)	(45,615)	(45,615)
Net (decrease)	(1,638)	(1,638)	(694)	(694)
Class C Shares
Subscriptions	-	-	191,002	191,002
Distributions reinvested	-	-	321	321
Redemptions	-	-	(2,693,618)	(2,693,618)
Net (decrease)	-	-	(2,502,295)	(2,502,295)
Institutional Class Shares
Subscriptions	1,846,122,395	1,846,122,395	3,232,748,896	3,232,748,896
Distributions reinvested	7,664,174	7,664,174	7,135,087	7,135,087
Redemptions	(1,924,733,408)	(1,924,733,408)	(2,847,671,358)	(2,847,671,358)
Net increase (decrease)	(70,946,839)	(70,946,839)	392,212,625	392,212,625

(a) On August 22, 2005, the Fund's Investor A, Investor B and Investor C Shares were redesignated Class A, Class B and Class C Shares, respectively.

See Accompanying Notes to Financial Statements.

Schedules of capital stock activity (continued)

	Tax-Exempt Reserves
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Capital Class Shares
Subscriptions	2,369,796,496	2,369,796,496	5,501,961,853	5,501,961,853
Distributions reinvested	4,673,248	4,673,248	2,910,553	2,910,553
Redemptions	(2,730,363,034)	(2,730,363,034)	(4,997,749,629)	(4,997,749,629)
Net increase (decrease)	(355,893,290)	(355,893,290)	507,122,777	507,122,777
Trust Class Shares
Subscriptions	1,692,192,624	1,692,192,624	2,436,532,804	2,436,532,804
Distributions reinvested	216,237	216,237	173,408	173,408
Redemptions	(1,516,439,440)	(1,516,439,440)	(2,412,427,307)	(2,412,427,307)
Net increase (decrease)	175,969,421	175,969,421	24,278,905	24,278,905
Liquidity Class Shares
Subscriptions	71,741,013	71,741,013	38,913,248	38,913,248
Distributions reinvested	85,694	85,694	26,428	26,428
Redemptions	(66,703,527)	(66,703,527)	(41,339,503)	(41,339,503)
Net increase (decrease)	5,123,180	5,123,180	(2,399,827)	(2,399,827)
Adviser Class Shares
Subscriptions	65,384,708	65,384,708	10,908,813	10,908,813
Distributions reinvested	230,134	230,134	111,140	111,140
Redemptions	(57,773,414)	(57,773,414)	(10,100,957)	(10,100,957)
Net increase (decrease)	7,841,428	7,841,428	918,996	918,996
Investor Class Shares
Subscriptions	15,141,033	15,141,033	10,463,434	10,463,434
Distributions reinvested	104,334	104,334	100,562	100,562
Redemptions	(17,728,866)	(17,728,866)	(21,334,452)	(21,334,452)
Net (decrease)	(2,483,499)	(2,483,499)	(10,770,456)	(10,770,456)
Daily Class Shares
Subscriptions	35,584,770	35,584,770	57,671,974	57,671,974
Distributions reinvested	273,913	273,913	262,204	262,204
Redemptions	(43,056,586)	(43,056,586)	(71,277,281)	(71,277,281)
Net increase (decrease)	(7,197,903)	(7,197,903)	(13,343,103)	(13,343,103)
Class A Shares
Subscriptions	9,717,627	9,717,627	20,335,607	20,335,607
Distributions reinvested	237,002	237,002	302,555	302,555
Redemptions	(11,771,519)	(11,771,519)	(42,508,347)	(42,508,347)
Net (decrease)	(1,816,890)	(1,816,890)	(21,870,185)	(21,870,185)
Class B Shares
Subscriptions	-	-	-	-
Distributions reinvested	-	-	-	-
Redemptions	-	-	-	-
Net (decrease)	-	-	-	-
Class C Shares
Subscriptions	-	-	-	-
Distributions reinvested	-	-	-	-
Redemptions	-	-	-	-
Net (decrease)	-	-	-	-
Institutional Class Shares
Subscriptions	959,904,322	959,904,322	650,052,335	650,052,335
Distributions reinvested	1,773,837	1,773,837	1,066,115	1,066,115
Redemptions	(981,667,534)	(981,667,534)	(629,820,855)	(629,820,855)
Net increase (decrease)	(19,989,375)	(19,989,375)	21,297,595	21,297,595

See Accompanying Notes to Financial Statements.

Schedules of capital stock activity (continued)

	California Tax-Exempt Reserves
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares		Dollars($)
Capital Class Shares
Subscriptions	629,898,292	629,898,292	334,272,344		334,272,344
Distributions reinvested	2,014,558	2,014,558	1,637,443		1,637,443
Redemptions	(331,058,765)	(331,058,765)	(399,406,128)		(399,406,128)
Net increase (decrease)	300,854,085	300,854,085	(63,496,341)		(63,496,341)
Trust Class Shares
Subscriptions	687,833,935	687,833,935	757,184,170		757,184,170
Distributions reinvested	164,158	164,158	169,832		169,832
Redemptions	(554,326,860)	(554,326,860)	(712,443,441)		(712,443,441)
Net increase (decrease)	133,671,233	133,671,233	44,910,561		44,910,561
Liquidity Class Shares
Subscriptions	37,828,889	37,828,889	48,179,341		48,179,341
Distributions reinvested	202,538	202,538	102,116		102,116
Redemptions	(44,373,397)	(44,373,397)	(32,792,480)		(32,792,480)
Net increase (decrease)	(6,341,970)	(6,341,970)	15,488,977		15,488,977
Adviser Class Shares
Subscriptions	527,394,581	527,394,581	854,340,720		854,340,720
Distributions reinvested	5,820,449	5,820,449	4,907,876		4,907,876
Redemptions	(604,558,362)	(604,558,362)	(741,915,018)		(741,915,018)
Net increase (decrease)	(71,343,332)	(71,343,332)	117,333,578		117,333,578
Investor Class Shares
Subscriptions	582,869,763	582,869,763	589,966,471		589,966,471
Distributions reinvested	2,814,487	2,814,487	2,520,594		2,520,594
Redemptions	(570,289,304)	(570,289,304)	(717,700,716)		(717,700,716)
Net increase (decrease)	15,394,946	15,394,946	(125,213,651)		(125,213,651)
Market Class Shares
Subscriptions	-	-	-		-
Distributions reinvested	-	-	-		-
Redemptions	-	-	-		-
Net increase	-	-	-		-
Daily Class Shares
Subscriptions	756,351,658	756,351,658	786,285,647		786,285,647
Distributions reinvested	7,111,804	7,111,804	4,446,805		4,446,805
Redemptions	(534,566,364)	(534,566,364)	(774,645,694)		(774,645,694)
Net increase	228,897,098	228,897,098	16,086,758		16,086,758
Class B Shares
Subscriptions	-	-	-		-
Distributions reinvested	34	34	19		19
Redemptions	-	-	(50)		(50)
Net increase (decrease)	34	34	(31)		(31)
Class C Shares
Subscriptions	-	-	-		-
Distributions reinvested	-	-	-		-
Redemptions	-	-	(199,337	)(c)	(199,337	)(c)
Net (decrease)	-	-	(199,337)		(199,337)
Institutional Class Shares
Subscriptions	575,898,286	575,898,286	450,676,369		450,676,369
Distributions reinvested	969,057	969,057	978,485		978,485
Redemptions	(493,720,540)	(493,720,540)	(494,590,060)		(494,590,060)
Net increase (decrease)	83,146,803	83,146,803	(42,935,206)		(42,935,206)

(a) On August 22, 2005, the Fund's Investor B and Investor C Shares were redesignated Class B and Class C Shares, respectively.

(b) New York Tax-Exempt Reserves Adviser Class Shares re-commenced operations on April 14, 2005.

(c) California Tax-Exempt Reserves Investor C Shares was fully redeemed on April 29, 2004.

See Accompanying Notes to Financial Statements.

Schedules of capital stock activity (continued)

	New York Tax-Exempt Reserves
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Capital Class Shares
Subscriptions	21,981,744	21,981,744	16,827,375	16,827,375
Distributions reinvested	86,409	86,409	7,045	7,045
Redemptions	(7,708,428)	(7,708,428)	(15,844,527)	(15,844,527)
Net increase (decrease)	14,359,725	14,359,725	989,893	989,893
Trust Class Shares
Subscriptions	32,395,083	32,395,083	100,324,983	100,324,983
Distributions reinvested	-	-	-	-
Redemptions	(33,428,727)	(33,428,727)	(103,630,159)	(103,630,159)
Net increase (decrease)	(1,033,644)	(1,033,644)	(3,305,176)	(3,305,176)
Liquidity Class Shares
Subscriptions	-	-	-	-
Distributions reinvested	-	-	-	-
Redemptions	-	-	-	-
Net increase (decrease)	-	-	-	-
Adviser Class Shares
Subscriptions	817,482 (b)	817,482 (b)	-	-
Distributions reinvested	6,779 (b)	6,779 (b)	-	-
Redemptions	-	-	-	-
Net increase (decrease)	824,261	824,261	-	-
Investor Class Shares
Subscriptions	-	-	-	-
Distributions reinvested	-	-	-	-
Redemptions	-	-	-	-
Net increase (decrease)	-	-	-	-
Market Class Shares
Subscriptions	64,062,083	64,062,083	14,590,022	14,590,022
Distributions reinvested	297,949	297,949	89,212	89,212
Redemptions	(28,629,973)	(28,629,973)	(16,180,624)	(16,180,624)
Net increase	35,730,059	35,730,059	(1,501,390)	(1,501,390)
Daily Class Shares
Subscriptions	-	-	-	-
Distributions reinvested	-	-	-	-
Redemptions	-	-	-	-
Net increase	-	-	-	-
Class B Shares
Subscriptions	-	-	-	-
Distributions reinvested	-	-	-	-
Redemptions	-	-	-	-
Net increase (decrease)	-	-	-	-
Class C Shares
Subscriptions	-	-	-	-
Distributions reinvested	-	-	-	-
Redemptions	-	-	-	-
Net (decrease)	-	-	-	-
Institutional Class Shares
Subscriptions	110,481,406	110,481,406	137,649,119	137,649,119
Distributions reinvested	963,631	963,631	727,587	727,587
Redemptions	(98,225,164)	(98,225,164)	(112,497,930)	(112,497,930)
Net increase (decrease)	13,219,873	13,219,873	25,878,776	25,878,776

See Accompanying Notes to Financial Statements.

Financial highlights

For a share outstanding throughout each period

	Net asset value beginning of period	Net investment income/(loss)	Dividends from net investment income	Net asset value end of period	Total return(a)
Cash Reserves
Capital Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0153	$(0.0153)	$1.00	1.54	%(c)
Year ended 3/31/2005	1.00	0.0158	(0.0158)	1.00	1.59
Year ended 3/31/2004	1.00	0.0100	(0.0100)	1.00	1.01
Year ended 3/31/2003	1.00	0.0161	(0.0161)	1.00	1.63
Year ended 3/31/2002	1.00	0.0320	(0.0320)	1.00	3.25
Year ended 3/31/2001	1.00	0.0628	(0.0628)	1.00	6.46
Trust Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0148	$(0.0148)	$1.00	1.49	%(c)
Year ended 3/31/2005	1.00	0.0148	(0.0148)	1.00	1.49
Year ended 3/31/2004	1.00	0.0090	(0.0090)	1.00	0.91
Year ended 3/31/2003	1.00	0.0151	(0.0151)	1.00	1.53
Year ended 3/31/2002	1.00	0.0310	(0.0310)	1.00	3.14
Year ended 3/31/2001	1.00	0.0618	(0.0618)	1.00	6.36
Liquidity Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0145	$(0.0145)	$1.00	1.46	%(c)
Year ended 3/31/2005	1.00	0.0143	(0.0143)	1.00	1.44
Year ended 3/31/2004	1.00	0.0085	(0.0085)	1.00	0.86
Year ended 3/31/2003	1.00	0.0146	(0.0146)	1.00	1.47
Year ended 3/31/2002	1.00	0.0305	(0.0305)	1.00	3.09
Year ended 3/31/2001	1.00	0.0613	(0.0613)	1.00	6.30
Adviser Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0140	$(0.0140)	$1.00	1.41	%(c)
Year ended 3/31/2005	1.00	0.0133	(0.0133)	1.00	1.34
Year ended 3/31/2004	1.00	0.0075	(0.0075)	1.00	0.76
Year ended 3/31/2003	1.00	0.0136	(0.0136)	1.00	1.37
Year ended 3/31/2002	1.00	0.0295	(0.0295)	1.00	2.99
Year ended 3/31/2001	1.00	0.0603	(0.0603)	1.00	6.20
Investor Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0135	$(0.0135)	$1.00	1.36	%(c)
Year ended 3/31/2005	1.00	0.0123	(0.0123)	1.00	1.23
Year ended 3/31/2004	1.00	0.0065	(0.0065)	1.00	0.66
Year ended 3/31/2003	1.00	0.0126	(0.0126)	1.00	1.27
Year ended 3/31/2002	1.00	0.0285	(0.0285)	1.00	2.89
Year ended 3/31/2001	1.00	0.0593	(0.0593)	1.00	6.09
Market Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0130	$(0.0130)	$1.00	1.31	%(c)
Year ended 3/31/2005	1.00	0.0113	(0.0113)	1.00	1.13
Year ended 3/31/2004	1.00	0.0055	(0.0055)	1.00	0.55
Year ended 3/31/2003	1.00	0.0116	(0.0116)	1.00	1.17
Year ended 3/31/2002	1.00	0.0275	(0.0275)	1.00	2.78
Year ended 3/31/2001	1.00	0.0583	(0.0583)	1.00	5.99

(a)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(b)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(c)  Not annualized.

(d)  Annualized.

(e)  The reimbursement from Investment Adviser (see Note 4) is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

(f)  The effect of interest expense on the operating expense ratio was less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

						Without waivers and/or expense reimbursements
	Net assets end of period (000)	Ratio of operating expenses to average net assets(b)		Ratio of net investment income/(loss) to average net assets		Ratio of operating expenses to average net assets(b)
Cash Reserves
Capital Class Shares
Six months ended 9/30/2005 (unaudited)	$15,463,306	0.20	%(d)	3.05	%(d)	0.27	%(d)
Year ended 3/31/2005	18,286,171	0.20		1.53		0.27
Year ended 3/31/2004	24,767,958	0.20	(e)	1.01		0.26
Year ended 3/31/2003	33,084,072	0.20	(f)	1.62		0.26
Year ended 3/31/2002	39,231,604	0.20	(f)	2.92		0.27
Year ended 3/31/2001	20,037,526	0.20		6.22		0.27
Trust Class Shares
Six months ended 9/30/2005 (unaudited)	$3,366,242	0.30	%(d)	2.95	%(d)	0.37	%(d)
Year ended 3/31/2005	3,456,700	0.30		1.47		0.37
Year ended 3/31/2004	4,080,552	0.30	(e)	0.91		0.36
Year ended 3/31/2003	5,005,841	0.30	(f)	1.52		0.36
Year ended 3/31/2002	2,686,258	0.30	(f)	2.82		0.37
Year ended 3/31/2001	2,676,204	0.30		6.12		0.37
Liquidity Class Shares
Six months ended 9/30/2005 (unaudited)	$1,243,556	0.35	%(d)	2.90	%(d)	0.52	%(d)
Year ended 3/31/2005	1,206,319	0.35		1.39		0.52
Year ended 3/31/2004	1,343,416	0.35	(e)	0.86		0.99
Year ended 3/31/2003	1,572,140	0.35	(f)	1.47		1.11
Year ended 3/31/2002	1,742,687	0.35	(f)	2.77		1.12
Year ended 3/31/2001	1,476,883	0.35		6.07		1.12
Adviser Class Shares
Six months ended 9/30/2005 (unaudited)	$13,824,126	0.45	%(d)	2.80	%(d)	0.52	%(d)
Year ended 3/31/2005	11,085,234	0.45		1.33		0.52
Year ended 3/31/2004	12,093,316	0.45	(e)	0.76		0.51
Year ended 3/31/2003	6,834,801	0.45	(f)	1.37		0.51
Year ended 3/31/2002	7,873,470	0.45	(f)	2.67		0.52
Year ended 3/31/2001	5,939,163	0.45		5.97		0.52
Investor Class Shares
Six months ended 9/30/2005 (unaudited)	$1,502,313	0.55	%(d)	2.70	%(d)	0.62	%(d)
Year ended 3/31/2005	1,814,403	0.55		1.18		0.62
Year ended 3/31/2004	2,321,369	0.55	(e)	0.66		0.61
Year ended 3/31/2003	3,621,418	0.55	(f)	1.27		0.61
Year ended 3/31/2002	4,966,158	0.55	(f)	2.57		0.62
Year ended 3/31/2001	7,585,825	0.55		5.87		0.62
Market Class Shares
Six months ended 9/30/2005 (unaudited)	$13	0.65	%(d)	2.60	%(d)	0.72	%(d)
Year ended 3/31/2005	13	0.65		0.90		0.72
Year ended 3/31/2004	32	0.65	(e)	0.56		0.71
Year ended 3/31/2003	3,774,034	0.65	(f)	1.17		0.71
Year ended 3/31/2002	3,844,641	0.65	(f)	2.47		0.72
Year ended 3/31/2001	3,342,882	0.65		5.77		0.72

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

For a share outstanding throughout each period

	Net asset value beginning of period	Net investment income/(loss)	Dividends from net investment income	Net asset value end of period	Total return(a)
Cash Reserves (continued)
Daily Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0123	$(0.0123)	$1.00	1.23	%(c)
Year ended 3/31/2005	1.00	0.0098	(0.0098)	1.00	0.98
Year ended 3/31/2004	1.00	0.0040	(0.0040)	1.00	0.40
Year ended 3/31/2003	1.00	0.0102	(0.0102)	1.00	1.02
Year ended 3/31/2002	1.00	0.0260	(0.0260)	1.00	2.63
Year ended 3/31/2001	1.00	0.0568	(0.0568)	1.00	5.83
Service Class Shares
Period ended 10/30/2003(g)	$1.00	$0.0015	$(0.0015)	$1.00	0.15%
Year ended 3/31/2003	1.00	0.0061	(0.0061)	1.00	0.62
Year ended 3/31/2002	1.00	0.0220	(0.0220)	1.00	2.22
Year ended 3/31/2001	1.00	0.0528	(0.0528)	1.00	5.41
Period ended 3/31/2000(i)	1.00	0.0404	(0.0404)	1.00	4.11
Class A Shares(j)
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0130	$(0.0130)	$1.00	1.31	%(c)
Year ended 3/31/2005	1.00	0.0113	(0.0113)	1.00	1.13
Year ended 3/31/2004	1.00	0.0055	(0.0055)	1.00	0.56
Period ended 3/31/2003(i)(k)	1.00	0.0117	(0.0117)	1.00	1.18
Class B Shares(j)
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0097	$(0.0097)	$1.00	0.98	%(c)
Year ended 3/31/2005	1.00	0.0060	(0.0060)	1.00	0.60
Year ended 3/31/2004	1.00	0.0025	(0.0025)	1.00	0.25
Year ended 3/31/2003	1.00	0.0053	(0.0053)	1.00	0.54
Year ended 3/31/2002	1.00	0.0210	(0.0210)	1.00	2.12
Year ended 3/31/2001	1.00	0.0518	(0.0518)	1.00	5.30
Class C Shares(j)
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0097	$(0.0097)	$1.00	0.98	%(c)
Year ended 3/31/2005	1.00	0.0060	(0.0060)	1.00	0.60
Year ended 3/31/2004	1.00	0.0025	(0.0025)	1.00	0.25
Year ended 3/31/2003	1.00	0.0053	(0.0053)	1.00	0.54
Year ended 3/31/2002	1.00	0.0210	(0.0210)	1.00	2.12
Year ended 3/31/2001	1.00	0.0518	(0.0518)	1.00	5.30
Institutional Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0151	$(0.0151)	$1.00	1.52	%(c)
Year ended 3/31/2005	1.00	0.0154	(0.0154)	1.00	1.55
Year ended 3/31/2004	1.00	0.0096	(0.0096)	1.00	0.97
Year ended 3/31/2003	1.00	0.0158	(0.0158)	1.00	1.59
Year ended 3/31/2002	1.00	0.0316	(0.0316)	1.00	3.21
Period ended 3/31/2001(i)	1.00	0.0192	(0.0192)	1.00	1.90
Marsico Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0135	$(0.0135)	$1.00	1.36	%(c)
Year ended 3/31/2005	1.00	0.0123	(0.0123)	1.00	1.23
Year ended 3/31/2004	1.00	0.0065	(0.0065)	1.00	0.66
Period ended 3/31/2003(i)(k)	1.00	0.0127	(0.0127)	1.00	1.28

(a)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(b)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(c)  Not annualized.

(d)  Annualized.

(e)  The reimbursement from Investment Adviser (see Note 4) is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

(f)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(g)  Cash Reserves Service Class Shares were fully redeemed on October 30, 2003.

(h)  Amount represents less than $500.

(i)  Cash Reserves Service Class, Class A, Institutional Class and Marsico Shares commenced operations on April 28, 1999, May 13, 2002, November 30, 2000 and May 13, 2002, respectively.

(j)  On August 22, 2005, the Fund's Investor A, Investor B and Investor C Shares were redesignated Class A, Class B and Class C Shares, respectively.

(k)  The total returns for the period ended March 31, 2003 reflect the historical return information for the Nations Prime Fund Class A Shares and Marsico Shares, which were reorganized into Nations Cash Reserves Class A Shares and Marsico Shares on May 10, 2002.

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

							Without waivers and/or expense reimbursements
	Net assets end of period (000)		Ratio of operating expenses to average net assets(b)		Ratio of net investment income/(loss) to average net assets		Ratio of operating expenses to average net assets(b)
Cash Reserves (continued)
Daily Class Shares
Six months ended 9/30/2005 (unaudited)	$12,590,075		0.80	%(d)	2.45	%(d)	0.87	%(d)
Year ended 3/31/2005	9,560,013		0.80		1.00		0.87
Year ended 3/31/2004	8,746,651		0.80	(e)	0.41		0.86
Year ended 3/31/2003	11,635,944		0.80	(f)	1.02		0.86
Year ended 3/31/2002	14,018,697		0.80	(f)	2.32		0.87
Year ended 3/31/2001	14,589,888		0.80		5.62		0.87
Service Class Shares
Period ended 10/30/2003(g)	$-	(h)	(1.01	)%(d)(e)	0.20	%(d)	1.27	%(d)
Year ended 3/31/2003	761,802		1.20	(f)	0.62		1.26
Year ended 3/31/2002	1,037,281		1.20	(f)	1.92		1.27
Year ended 3/31/2001	913,512		1.20		5.22		1.27
Period ended 3/31/2000(i)	512,318		1.20	(d)(f)	4.37	(d)	1.29	(d)
Class A Shares(j)
Six months ended 9/30/2005 (unaudited)	$289,272		0.65	%(d)	2.60	%(d)	0.72	%(d)
Year ended 3/31/2005	256,503		0.65		1.10		0.72
Year ended 3/31/2004	285,257		0.65	(e)	0.56		0.71
Period ended 3/31/2003(i)(k)	378,382		0.65	(d)(f)	1.17	(d)	0.71	(d)
Class B Shares(j)
Six months ended 9/30/2005 (unaudited)	$19,824		1.30	%(d)	1.95	%(d)	1.37	%(d)
Year ended 3/31/2005	22,076		1.16		0.56		1.37
Year ended 3/31/2004	30,554		0.97	(e)	0.24		1.36
Year ended 3/31/2003	54,493		1.28	(f)	0.54		1.36
Year ended 3/31/2002	37,408		1.30	(f)	1.82		1.37
Year ended 3/31/2001	27,360		1.30		5.12		1.37
Class C Shares(j)
Six months ended 9/30/2005 (unaudited)	$1,756		1.30	%(d)	1.95	%(d)	1.37	%(d)
Year ended 3/31/2005	1,543		1.18		0.55		1.37
Year ended 3/31/2004	1,508		0.98	(e)	0.23		1.36
Year ended 3/31/2003	4,811		1.28	(f)	0.54		1.36
Year ended 3/31/2002	1,357		1.30	(f)	1.82		1.37
Year ended 3/31/2001	1,717		1.30		5.12		1.37
Institutional Class Shares
Six months ended 9/30/2005 (unaudited)	$5,770,307		0.24	%(d)	3.01	%(d)	0.31	%(d)
Year ended 3/31/2005	4,869,930		0.24		1.52		0.31
Year ended 3/31/2004	5,350,799		0.24	(e)	0.97		0.30
Year ended 3/31/2003	4,541,350		0.24	(f)	1.58		0.30
Year ended 3/31/2002	3,257,737		0.24	(f)	2.88		0.31
Period ended 3/31/2001(i)	651,116		0.24	(d)	6.18	(d)	0.31	(d)
Marsico Shares
Six months ended 9/30/2005 (unaudited)	$11,560		0.55	%(d)	2.70	%(d)	0.62	%(d)
Year ended 3/31/2005	11,005		0.55		1.19		0.62
Year ended 3/31/2004	13,944		0.55	(e)	0.66		0.61
Period ended 3/31/2003(i)(k)	20,755		0.55	(d)(f)	1.27	(d)	0.61	(d)

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Dividends from net investment income	Net asset value end of period	Total return(a)
Money Market Reserves
Capital Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0153	$(0.0153)	$1.00	1.54	%(c)
Year ended 3/31/2005	1.00	0.0157	(0.0157)	1.00	1.58
Year ended 3/31/2004	1.00	0.0098	(0.0098)	1.00	0.98
Year ended 3/31/2003	1.00	0.0155	(0.0155)	1.00	1.56
Year ended 3/31/2002	1.00	0.0311	(0.0311)	1.00	3.16
Year ended 3/31/2001	1.00	0.0625	(0.0625)	1.00	6.43
Trust Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0148	$(0.0148)	$1.00	1.49	%(c)
Year ended 3/31/2005	1.00	0.0147	(0.0147)	1.00	1.48
Year ended 3/31/2004	1.00	0.0088	(0.0088)	1.00	0.88
Year ended 3/31/2003	1.00	0.0145	(0.0145)	1.00	1.46
Year ended 3/31/2002	1.00	0.0301	(0.0301)	1.00	3.05
Year ended 3/31/2001	1.00	0.0615	(0.0615)	1.00	6.33
Liquidity Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0146	$(0.0146)	$1.00	1.47	%(c)
Year ended 3/31/2005	1.00	0.0142	(0.0142)	1.00	1.42
Year ended 3/31/2004	1.00	0.0083	(0.0083)	1.00	0.83
Year ended 3/31/2003	1.00	0.0139	(0.0139)	1.00	1.41
Year ended 3/31/2002	1.00	0.0296	(0.0296)	1.00	3.00
Year ended 3/31/2001	1.00	0.0610	(0.0610)	1.00	6.27
Adviser Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0141	$(0.0141)	$1.00	1.42	%(c)
Year ended 3/31/2005	1.00	0.0132	(0.0132)	1.00	1.32
Year ended 3/31/2004	1.00	0.0073	(0.0073)	1.00	0.73
Year ended 3/31/2003	1.00	0.0129	(0.0129)	1.00	1.31
Year ended 3/31/2002	1.00	0.0286	(0.0286)	1.00	2.90
Year ended 3/31/2001	1.00	0.0600	(0.0600)	1.00	6.17
Investor Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0136	$(0.0136)	$1.00	1.36	%(c)
Year ended 3/31/2005	1.00	0.0122	(0.0122)	1.00	1.22
Year ended 3/31/2004	1.00	0.0063	(0.0063)	1.00	0.63
Year ended 3/31/2003	1.00	0.0119	(0.0119)	1.00	1.21
Year ended 3/31/2002	1.00	0.0276	(0.0276)	1.00	2.80
Year ended 3/31/2001	1.00	0.0501	(0.0501)	1.00	5.12
Market Class Shares
Period ended 9/25/2003(f)	$1.00	$0.0028	$(0.0028)	$1.00	0.28%
Year ended 3/31/2003	1.00	0.0109	(0.0109)	1.00	1.11
Year ended 3/31/2002	1.00	0.0266	(0.0266)	1.00	2.69
Year ended 3/31/2001	1.00	0.0580	(0.0580)	1.00	5.96
Year ended 3/31/2000	1.00	0.0490	(0.0490)	1.00	5.01

(a)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(b)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(c)  Not Annualized.

(d)  Annualized.

(e)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(f)  Money Market Reserves Market Class Shares were fully redeemed on September 25, 2003.

(g)  Amount represents less than $500.

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

							Without waivers and/or expense reimbursements
	Net assets end of period (000)		Ratio of operating expenses to average net assets(b)		Ratio of net investment income/(loss) to average net assets		Ratio of operating expenses to average net assets(b)
Money Market Reserves
Capital Class Shares
Six months ended 9/30/2005 (unaudited)	$6,286,539		0.20	%(d)	3.05	%(d)	0.26	%(d)
Year ended 3/31/2005	7,148,040		0.20		1.50		0.27
Year ended 3/31/2004	9,064,090		0.20		0.98		0.26
Year ended 3/31/2003	10,092,837		0.20	(e)	1.54		0.26
Year ended 3/31/2002	11,084,336		0.20		2.85		0.28
Year ended 3/31/2001	6,103,253		0.20	(e)	6.19		0.27
Trust Class Shares
Six months ended 9/30/2005 (unaudited)	$12,206		0.30	%(d)	3.15	%(d)	0.36	%(d)
Year ended 3/31/2005	10,933		0.30		1.32		0.37
Year ended 3/31/2004	9,344		0.30		0.88		0.36
Year ended 3/31/2003	60,342		0.30	(e)	1.44		0.36
Year ended 3/31/2002	1,311,771		0.30		2.75		0.38
Year ended 3/31/2001	67,422		0.30	(e)	6.09		0.37
Liquidity Class Shares
Six months ended 9/30/2005 (unaudited)	$761,297		0.35	%(d)	2.95	%(d)	0.51	%(d)
Year ended 3/31/2005	492,232		0.35		1.44		0.52
Year ended 3/31/2004	437,371		0.35		0.83		1.00
Year ended 3/31/2003	497,339		0.35	(e)	1.39		1.11
Year ended 3/31/2002	566,000		0.35		2.70		1.13
Year ended 3/31/2001	1,085,231		0.35	(e)	6.04		1.12
Adviser Class Shares
Six months ended 9/30/2005 (unaudited)	$3,268,901		0.45	%(d)	2.86	%(d)	0.51	%(d)
Year ended 3/31/2005	1,740,828		0.45		1.34		0.52
Year ended 3/31/2004	1,791,613		0.45		0.73		0.51
Year ended 3/31/2003	640,364		0.45	(e)	1.29		0.51
Year ended 3/31/2002	967,747		0.45		2.60		0.53
Year ended 3/31/2001	622,177		0.45	(e)	5.94		0.52
Investor Class Shares
Six months ended 9/30/2005 (unaudited)	$95,586		0.55	%(d)	2.70	%(d)	0.61	%(d)
Year ended 3/31/2005	85,981		0.55		1.20		0.62
Year ended 3/31/2004	89,996		0.55		0.63		0.61
Year ended 3/31/2003	61,153		0.55	(e)	1.19		0.61
Year ended 3/31/2002	44,170		0.55		2.50		0.63
Year ended 3/31/2001	90,380		0.55	(e)	5.84		0.62
Market Class Shares
Period ended 9/25/2003(f)	$-	(g)	0.65	%(d)	0.53	%(d)	0.72	%(d)
Year ended 3/31/2003	1,235,160		0.65	(e)	1.09		0.71
Year ended 3/31/2002	1,422,125		0.65		2.40		0.73
Year ended 3/31/2001	1,292,998		0.65	(e)	5.74		0.72
Year ended 3/31/2000	1,021,002		0.65	(e)	5.19		0.78

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Dividends from net investment income	Net asset value end of period	Total return(a)
Money Market Reserves (continued)
Daily Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0123	$(0.0123)	$1.00	1.24	%(c)
Year ended 3/31/2005	1.00	0.0097	(0.0097)	1.00	0.97
Year ended 3/31/2004	1.00	0.0038	(0.0038)	1.00	0.38
Year ended 3/31/2003	1.00	0.0095	(0.0095)	1.00	0.95
Year ended 3/31/2002	1.00	0.0251	(0.0251)	1.00	2.54
Year ended 3/31/2001	1.00	0.0565	(0.0565)	1.00	5.80
Service Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0113	$(0.0113)	$1.00	1.13	%(c)(h)
Year ended 3/31/2005	1.00	0.0080	(0.0080)	1.00	0.80
Year ended 3/31/2004	1.00	0.0025	(0.0025)	1.00	0.25
Year ended 3/31/2003	1.00	0.0056	(0.0056)	1.00	0.56
Year ended 3/31/2002	1.00	0.0211	(0.0211)	1.00	2.13
Year ended 3/31/2001	1.00	0.0525	(0.0525)	1.00	5.38
Class B Shares(f)
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0098	$(0.0098)	$1.00	0.99	%(c)
Year ended 3/31/2005	1.00	0.0060	(0.0060)	1.00	0.60
Year ended 3/31/2004	1.00	0.0025	(0.0025)	1.00	0.25
Year ended 3/31/2003	1.00	0.0049	(0.0049)	1.00	0.49
Year ended 3/31/2002	1.00	0.0201	(0.0201)	1.00	2.03
Year ended 3/31/2001	1.00	0.0515	(0.0515)	1.00	5.27
Class C Shares(f)
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0098	$(0.0098)	$1.00	0.99	%(c)
Year ended 3/31/2005	1.00	0.0060	(0.0060)	1.00	0.60
Year ended 3/31/2004	1.00	0.0025	(0.0025)	1.00	0.25
Year ended 3/31/2003	1.00	0.0049	(0.0049)	1.00	0.49
Year ended 3/31/2002	1.00	0.0201	(0.0201)	1.00	2.03
Year ended 3/31/2001	1.00	0.0208	(0.0208)	1.00	2.08
Institutional Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0151	$(0.0151)	$1.00	1.52	%(c)
Year ended 3/31/2005	1.00	0.0153	(0.0153)	1.00	1.54
Year ended 3/31/2004	1.00	0.0094	(0.0094)	1.00	0.94
Year ended 3/31/2003	1.00	0.0151	(0.0151)	1.00	1.52
Year ended 3/31/2002	1.00	0.0307	(0.0307)	1.00	3.12
Period ended 3/31/2001(g)	1.00	0.0221	(0.0221)	1.00	2.23

(a)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(b)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(c)  Not Annualized.

(d)  Annualized.

(e)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(f)  On August 22, 2005, the Fund's Investor B and Investor C Shares were redesignated Class B and Class C Shares, respectively.

(g)  Money Market Reserves Institutional Class commenced operations on November 17, 2000.

(h)  Performance includes return data for Class C Shares from August 31, 2005 to September 6, 2005 during which period Service Class Shares were fully redeemed.

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

						Without waivers and/or expense reimbursements
	Net assets end of period (000)	Ratio of operating expenses to average net assets(b)		Ratio of net investment income/(loss) to average net assets		Ratio of operating expenses to average net assets(b)
Money Market Reserves (continued)
Daily Class Shares
Six months ended 9/30/2005 (unaudited)	$3,470	0.80	%(d)	2.45	%(d)	0.86	%(d)
Year ended 3/31/2005	3,588	0.80		0.95		0.87
Year ended 3/31/2004	3,778	0.80		0.38		0.86
Year ended 3/31/2003	4,756	0.80	(e)	0.94		0.86
Year ended 3/31/2002	4,501	0.80		2.25		0.88
Year ended 3/31/2001	7,561	0.80	(e)	5.59		0.87
Service Class Shares
Six months ended 9/30/2005 (unaudited)	$1,502	1.00	%(d)	2.30	%(d)	1.06	%(d)
Year ended 3/31/2005	1,762	0.95		0.53		1.07
Year ended 3/31/2004	75,965	0.95		0.23		1.22
Year ended 3/31/2003	118,713	1.19	(e)	0.55		1.26
Year ended 3/31/2002	139,024	1.20		1.85		1.28
Year ended 3/31/2001	203,160	1.20	(e)	5.19		1.27
Class B Shares(f)
Six months ended 9/30/2005 (unaudited)	$5,787	1.30	%(d)	1.95	%(d)	1.36	%(d)
Year ended 3/31/2005	6,470	1.16		0.56		1.37
Year ended 3/31/2004	8,955	0.94		0.24		1.36
Year ended 3/31/2003	15,512	1.26	(e)	0.48		1.36
Year ended 3/31/2002	9,407	1.30		1.75		1.38
Year ended 3/31/2001	6,907	1.30	(e)	5.09		1.37
Class C Shares(f)
Six months ended 9/30/2005 (unaudited)	$804	1.30	%(d)	1.98	%(d)	1.36	%(d)
Year ended 3/31/2005	988	1.13		0.49		1.37
Year ended 3/31/2004	754	0.93		0.25		1.36
Year ended 3/31/2003	1,072	1.27	(e)	0.47		1.36
Year ended 3/31/2002	408	1.30		1.75		1.38
Year ended 3/31/2001	340	1.30	(e)	5.09		1.37
Institutional Class Shares
Six months ended 9/30/2005 (unaudited)	$2,213,499	0.24	%(d)	3.01	%(d)	0.30	%(d)
Year ended 3/31/2005	1,915,745	0.24		1.59		0.31
Year ended 3/31/2004	937,474	0.24		0.94		0.30
Year ended 3/31/2003	721,023	0.24	(e)	1.50		0.30
Year ended 3/31/2002	535,650	0.24		2.81		0.32
Period ended 3/31/2001(g)	574,968	0.24	(e)(d)	6.15	(d)	0.31	(d)

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Dividends from net investment income	Net asset value end of period	Total return(a)
Treasury Reserves
Capital Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0147	$(0.0147)	$1.00	1.48	%(c)
Year ended 3/31/2005	1.00	0.0144	(0.0144)	1.00	1.45
Year ended 3/31/2004	1.00	0.0093	(0.0093)	1.00	0.94
Year ended 3/31/2003	1.00	0.0150	(0.0150)	1.00	1.51
Year ended 3/31/2002	1.00	0.0302	(0.0302)	1.00	3.06
Year ended 3/31/2001	1.00	0.0603	(0.0603)	1.00	6.20
Trust Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0142	$(0.0142)	$1.00	1.43	%(c)
Year ended 3/31/2005	1.00	0.0134	(0.0134)	1.00	1.35
Year ended 3/31/2004	1.00	0.0083	(0.0083)	1.00	0.84
Year ended 3/31/2003	1.00	0.0140	(0.0140)	1.00	1.41
Year ended 3/31/2002	1.00	0.0292	(0.0292)	1.00	2.96
Year ended 3/31/2001	1.00	0.0593	(0.0593)	1.00	6.09
Liquidity Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0140	$(0.0140)	$1.00	1.40	%(c)
Year ended 3/31/2005	1.00	0.0129	(0.0129)	1.00	1.30
Year ended 3/31/2004	1.00	0.0078	(0.0078)	1.00	0.79
Year ended 3/31/2003	1.00	0.0136	(0.0136)	1.00	1.36
Year ended 3/31/2002	1.00	0.0287	(0.0287)	1.00	2.90
Year ended 3/31/2001	1.00	0.0588	(0.0588)	1.00	6.04
Adviser Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0135	$(0.0135)	$1.00	1.35	%(c)
Year ended 3/31/2005	1.00	0.0119	(0.0119)	1.00	1.20
Year ended 3/31/2004	1.00	0.0068	(0.0068)	1.00	0.68
Year ended 3/31/2003	1.00	0.0126	(0.0126)	1.00	1.26
Year ended 3/31/2002	1.00	0.0277	(0.0277)	1.00	2.80
Year ended 3/31/2001	1.00	0.0578	(0.0578)	1.00	5.93
Investor Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0130	$(0.0130)	$1.00	1.30	%(c)
Year ended 3/31/2005	1.00	0.0109	(0.0109)	1.00	1.10
Year ended 3/31/2004	1.00	0.0058	(0.0058)	1.00	0.58
Year ended 3/31/2003	1.00	0.0116	(0.0116)	1.00	1.16
Year ended 3/31/2002	1.00	0.0267	(0.0267)	1.00	2.70
Year ended 3/31/2001	1.00	0.0568	(0.0568)	1.00	5.83
Market Class Shares
Period ended 9/25/2003(f)	$1.00	$0.0027	$(0.0027)	$1.00	0.27%
Year ended 3/31/2003	1.00	0.0106	(0.0106)	1.00	1.06
Year ended 3/31/2002	1.00	0.0257	(0.0257)	1.00	2.60
Year ended 3/31/2001	1.00	0.0557	(0.0557)	1.00	5.72
Year ended 3/31/2000	1.00	0.0459	(0.0459)	1.00	4.68

(a)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(b)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(c)  Not annualized.

(d)  Annualized.

(e)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(f)  Treasury Reserves Market Class Shares were fully redeemed on September 25, 2003.

(g)  Amount represents less than $500.

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

							Without waivers and/or expense reimbursements
	Net assets end of period (000)		Ratio of operating expenses to average net assets(b)		Ratio of net investment income/(loss) to average net assets		Ratio of operating expenses to average net assets(b)
Treasury Reserves
Capital Class Shares
Six months ended 9/30/2005 (unaudited)	$2,088,185		0.20	%(d)	2.95	%(d)	0.27	%(d)
Year ended 3/31/2005	1,570,292		0.20		1.41		0.27
Year ended 3/31/2004	2,120,480		0.20		0.94		0.26
Year ended 3/31/2003	2,560,626		0.20		1.52		0.26
Year ended 3/31/2002	3,715,126		0.20		2.81		0.27
Year ended 3/31/2001	1,900,312		0.20	(e)	5.99		0.27
Trust Class Shares
Six months ended 9/30/2005 (unaudited)	$594,621		0.30	%(d)	2.85	%(d)	0.37	%(d)
Year ended 3/31/2005	656,083		0.30		1.31		0.37
Year ended 3/31/2004	808,567		0.30		0.84		0.36
Year ended 3/31/2003	908,826		0.30		1.42		0.36
Year ended 3/31/2002	399,582		0.30		2.71		0.37
Year ended 3/31/2001	315,854		0.30	(e)	5.89		0.37
Liquidity Class Shares
Six months ended 9/30/2005 (unaudited)	$423,865		0.35	%(d)	2.80	%(d)	0.52	%(d)
Year ended 3/31/2005	413,480		0.35		1.32		0.52
Year ended 3/31/2004	347,723		0.35		0.79		1.03
Year ended 3/31/2003	384,984		0.35		1.37		1.16
Year ended 3/31/2002	370,139		0.35		2.66		1.17
Year ended 3/31/2001	348,850		0.35	(e)	5.84		1.17
Adviser Class Shares
Six months ended 9/30/2005 (unaudited)	$7,157,293		0.45	%(d)	2.75	%(d)	0.52	%(d)
Year ended 3/31/2005	4,608,621		0.45		1.20		0.52
Year ended 3/31/2004	4,019,140		0.45		0.69		0.51
Year ended 3/31/2003	2,723,279		0.45		1.27		0.51
Year ended 3/31/2002	2,568,691		0.45		2.56		0.52
Year ended 3/31/2001	1,918,597		0.45	(e)	5.74		0.52
Investor Class Shares
Six months ended 9/30/2005 (unaudited)	$306,631		0.55	%(d)	2.60	%(d)	0.62	%(d)
Year ended 3/31/2005	368,396		0.55		1.02		0.62
Year ended 3/31/2004	450,784		0.55		0.59		0.61
Year ended 3/31/2003	673,332		0.55		1.17		0.61
Year ended 3/31/2002	688,990		0.55		2.46		0.62
Year ended 3/31/2001	700,202		0.55	(e)	5.64		0.62
Market Class Shares
Period ended 9/25/2003(f)	$-	(g)	0.65	%(d)	0.49	%(d)	0.72	%(d)
Year ended 3/31/2003	1,334,965		0.65		1.07		0.71
Year ended 3/31/2002	1,381,945		0.65		2.36		0.72
Year ended 3/31/2001	1,369,949		0.65	(e)	5.54		0.72
Year ended 3/31/2000	1,511,932		0.65	(e)	4.61		0.73

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Dividends from net investment income	Net asset value end of period	Total return(a)
Treasury Reserves (continued)
Daily Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0117	$(0.0117)	$1.00	1.18	%(c)
Year ended 3/31/2005	1.00	0.0085	(0.0085)	1.00	0.85
Year ended 3/31/2004	1.00	0.0033	(0.0033)	1.00	0.33
Year ended 3/31/2003	1.00	0.0090	(0.0090)	1.00	0.91
Year ended 3/31/2002	1.00	0.0242	(0.0242)	1.00	2.44
Year ended 3/31/2001	1.00	0.0543	(0.0543)	1.00	5.56
Service Class Shares
Period ended 10/30/2003(f)	$1.00	$0.0015	$(0.0015)	$1.00	0.15	%(c)
Year ended 3/31/2003	1.00	0.0051	(0.0051)	1.00	0.52
Year ended 3/31/2002	1.00	0.0202	(0.0202)	1.00	2.04
Year ended 3/31/2001	1.00	0.0503	(0.0503)	1.00	5.14
Period ended 3/31/2000(d)	1.00	0.0358	(0.0358)	1.00	3.63
Class A Shares(j)
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0125	$(0.0125)	$1.00	1.25	%(c)
Year ended 3/31/2005	1.00	0.0099	(0.0099)	1.00	1.00
Year ended 3/31/2004	1.00	0.0048	(0.0048)	1.00	0.48
Period ended 3/31/2003(h)(i)	1.00	0.0107	(0.0107)	1.00	1.07
Class B Shares(j)
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0092	$(0.0092)	$1.00	0.92	%(c)
Year ended 3/31/2005	1.00	0.0051	(0.0051)	1.00	0.51
Year ended 3/31/2004	1.00	0.0025	(0.0025)	1.00	0.25
Year ended 3/31/2003	1.00	0.0047	(0.0047)	1.00	0.47
Year ended 3/31/2002	1.00	0.0192	(0.0192)	1.00	1.93
Year ended 3/31/2001	1.00	0.0493	(0.0493)	1.00	5.04
Class C Shares(j)
Period ended 7/23/2003(f)	$1.00	$0.0008	$(0.0008)	$1.00	0.08%
Period ended 3/31/2003(i)	1.00	0.0017	(0.0017)	1.00	0.15
Institutional Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0145	$(0.0145)	$1.00	1.46	%(c)
Year ended 3/31/2005	1.00	0.0140	(0.0140)	1.00	1.41
Year ended 3/31/2004	1.00	0.0089	(0.0089)	1.00	0.90
Year ended 3/31/2003	1.00	0.0146	(0.0146)	1.00	1.47
Year ended 3/31/2002	1.00	0.0298	(0.0298)	1.00	3.02
Period ended 3/31/2001(i)	1.00	0.0206	(0.0206)	1.00	2.08

(a)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(b)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(c)  Not annualized.

(d)  Annualized.

(e)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(f)  Treasury Reserves Service Class and Class C Shares were fully redeemed on October 30,2003 and July 23, 2003, respectively.

(g)  Amount represents less than $500.

(h)  The total return for the period ended March 31, 2003 reflect the historical return information for the Nations Treasury Fund Class A Shares, which were reorganized into Nations Treasury Reserves Class A Shares on May 10, 2002.

(i)  Treasury Reserves Class A, Class C and Institutional Class Shares commenced operations on May 13, 2002, July 16, 2002 and November 21, 2000, respectively.

(j)  On August 22, 2005, the Fund's Investor A, Investor B and Investor C Shares were redesignated Class A, Class B and Class C Shares, respectively.

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

							Without waivers and/or expense reimbursements
	Net assets end of period (000)		Ratio of operating expenses to average net assets(b)		Ratio of net investment income/(loss) to average net assets		Ratio of operating expenses to average net assets(b)
Treasury Reserves (continued)
Daily Class Shares
Six months ended 9/30/2005 (unaudited)	$363,748		0.80	%(d)	2.35	%(d)	0.87	%(d)
Year ended 3/31/2005	256,064		0.80		0.83		0.87
Year ended 3/31/2004	291,341		0.80		0.34		0.86
Year ended 3/31/2003	1,159,050		0.80		0.92		0.86
Year ended 3/31/2002	1,301,678		0.80		2.21		0.87
Year ended 3/31/2001	981,837		0.80	(e)	5.39		0.87
Service Class Shares
Period ended 10/30/2003(f)	$-	(g)	0.95	%(d)	0.19	%(d)	1.26	%(d)
Year ended 3/31/2003	292,215		1.19		0.53		1.26
Year ended 3/31/2002	330,420		1.20		1.81		1.27
Year ended 3/31/2001	343,240		1.20	(e)	4.99		1.27
Period ended 3/31/2000(d)	244,035		1.20	(d)(e)	4.06	(d)	1.28	(d)
Class A Shares(j)
Six months ended 9/30/2005 (unaudited)	$634,375		0.65	%(d)	2.50	%(d)	0.72	%(d)
Year ended 3/31/2005	632,569		0.65		0.95		0.72
Year ended 3/31/2004	702,673		0.65		0.49		0.71
Period ended 3/31/2003(h)(i)	850,729		0.65	(d)	1.07	(d)	0.71	(d)
Class B Shares(j)
Six months ended 9/30/2005 (unaudited)	$195		1.30	%(d)	1.81	%(d)	1.37	%(d)
Year ended 3/31/2005	238		1.12		0.47		1.37
Year ended 3/31/2004	359		0.90		0.24		1.36
Year ended 3/31/2003	535		1.22		0.50		1.36
Year ended 3/31/2002	180		1.30		1.71		1.37
Year ended 3/31/2001	237		1.30	(e)	4.89		1.37
Class C Shares(j)
Period ended 7/23/2003(f)	$-	(f)	1.05	%(d)	0.09	%(d)	1.37	%(d)
Period ended 3/31/2003(i)	5		1.26	(d)	0.46	(d)	1.36	(d)
Institutional Class Shares
Six months ended 9/30/2005 (unaudited)	$749,436		0.24	%(d)	2.94	%(d)	0.31	%(d)
Year ended 3/31/2005	439,022		0.24		1.42		0.31
Year ended 3/31/2004	498,188		0.24		0.90		0.30
Year ended 3/31/2003	538,719		0.24		1.48		0.30
Year ended 3/31/2002	383,265		0.24		2.77		0.31
Period ended 3/31/2001(i)	29,572		0.24	(d)(e)	5.95	(d)	0.31	(d)

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Dividends from net investment income	Net asset value end of period	Total return(a)
Government Reserves
Capital Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0148	$(0.0148)	$1.00	1.49	%(c)
Year ended 3/31/2005	1.00	0.0152	(0.0152)	1.00	1.53
Year ended 3/31/2004	1.00	0.0095	(0.0095)	1.00	0.96
Year ended 3/31/2003	1.00	0.0151	(0.0151)	1.00	1.52
Year ended 3/31/2002	1.00	0.0303	(0.0303)	1.00	3.07
Year ended 3/31/2001	1.00	0.0615	(0.0615)	1.00	6.32
Trust Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0143	$(0.0143)	$1.00	1.44	%(c)
Year ended 3/31/2005	1.00	0.0142	(0.0142)	1.00	1.43
Year ended 3/31/2004	1.00	0.0085	(0.0085)	1.00	0.86
Year ended 3/31/2003	1.00	0.0141	(0.0141)	1.00	1.42
Year ended 3/31/2002	1.00	0.0293	(0.0293)	1.00	2.97
Year ended 3/31/2001	1.00	0.0605	(0.0605)	1.00	6.22
Liquidity Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0141	$(0.0141)	$1.00	1.42	%(c)
Year ended 3/31/2005	1.00	0.0137	(0.0137)	1.00	1.38
Year ended 3/31/2004	1.00	0.0080	(0.0080)	1.00	0.81
Year ended 3/31/2003	1.00	0.0136	(0.0136)	1.00	1.37
Year ended 3/31/2002	1.00	0.0286	(0.0286)	1.00	2.91
Year ended 3/31/2001	1.00	0.0600	(0.0600)	1.00	6.16
Adviser Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0136	$(0.0136)	$1.00	1.36	%(c)
Year ended 3/31/2005	1.00	0.0127	(0.0127)	1.00	1.28
Year ended 3/31/2004	1.00	0.0070	(0.0070)	1.00	0.70
Year ended 3/31/2003	1.00	0.0126	(0.0126)	1.00	1.27
Year ended 3/31/2002	1.00	0.0278	(0.0278)	1.00	2.81
Year ended 3/31/2001	1.00	0.0590	(0.0590)	1.00	6.06
Investor Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0131	$(0.0131)	$1.00	1.31	%(c)
Year ended 3/31/2005	1.00	0.0117	(0.0117)	1.00	1.18
Year ended 3/31/2004	1.00	0.0060	(0.0060)	1.00	0.60
Year ended 3/31/2003	1.00	0.0116	(0.0116)	1.00	1.17
Year ended 3/31/2002	1.00	0.0268	(0.0268)	1.00	2.71
Year ended 3/31/2001	1.00	0.0580	(0.0580)	1.00	5.95
Market Class Shares
Period ended 9/25/2003(f)	$1.00	$0.0028	$(0.0028)	$1.00	0.28%
Year ended 3/31/2003	1.00	0.0106	(0.0106)	1.00	1.07
Year ended 3/31/2002	1.00	0.0258	(0.0258)	1.00	2.61
Year ended 3/31/2001	1.00	0.0570	(0.0570)	1.00	5.85
Year ended 3/31/2000	1.00	0.0471	(0.0471)	1.00	4.81
Period ended 3/31/1999(h)	1.00	0.0431	(0.0431)	1.00	4.39
Year ended 4/30/1998	1.00	0.0508	(0.0508)	1.00	5.20

(a)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(b)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and /or expense reimbursements, was less than 0.01%.

(c)  Not annualized.

(d)  Annualized.

(e)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(f)  Government Reserves Market Class Shares were fully redeemed on September 25, 2003.

(g)  Amount represents less than $500.

(h)  Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

							Without waivers and/or expense reimbursements
	Net assets end of period (000)		Ratio of operating expenses to average net assets(b)		Ratio of net investment income/(loss) to average net assets		Ratio of operating expenses to average net assets(b)
Government Reserves
Capital Class Shares
Six months ended 9/30/2005 (unaudited)	$1,382,125		0.20	%(d)	3.00	%(d)	0.27	%(d)
Year ended 3/31/2005	1,132,047		0.20		1.51		0.27
Year ended 3/31/2004	1,289,052		0.20		0.96		0.26
Year ended 3/31/2003	1,772,133		0.20		1.48		0.27
Year ended 3/31/2002	1,818,554		0.20		2.70		0.28
Year ended 3/31/2001	852,138		0.20	(e)	6.06		0.29
Trust Class Shares
Six months ended 9/30/2005 (unaudited)	$254,254		0.30	%(d)	2.86	%(d)	0.37	%(d)
Year ended 3/31/2005	250,281		0.30		1.50		0.37
Year ended 3/31/2004	292,272		0.30		0.86		0.36
Year ended 3/31/2003	380,478		0.30		1.38		0.37
Year ended 3/31/2002	289,252		0.30		2.60		0.38
Year ended 3/31/2001	222,765		0.30	(e)	5.96		0.39
Liquidity Class Shares
Six months ended 9/30/2005 (unaudited)	$752,906		0.35	%(d)	2.85	%(d)	0.52	%(d)
Year ended 3/31/2005	410,737		0.35		1.41		0.52
Year ended 3/31/2004	300,885		0.35		0.81		0.99
Year ended 3/31/2003	175,562		0.35		1.33		1.12
Year ended 3/31/2002	164,296		0.35		2.55		1.13
Year ended 3/31/2001	468,083		0.35	(e)	5.91		1.14
Adviser Class Shares
Six months ended 9/30/2005 (unaudited)	$835,717		0.45	%(d)	2.71	%(d)	0.52	%(d)
Year ended 3/31/2005	804,271		0.45		1.23		0.52
Year ended 3/31/2004	1,104,735		0.45		0.71		0.51
Year ended 3/31/2003	586,412		0.45		1.23		0.52
Year ended 3/31/2002	794,855		0.45		2.45		0.53
Year ended 3/31/2001	1,190,853		0.45	(e)	5.81		0.54
Investor Class Shares
Six months ended 9/30/2005 (unaudited)	$382,824		0.55	%(d)	2.61	%(d)	0.62	%(d)
Year ended 3/31/2005	460,841		0.55		1.10		0.62
Year ended 3/31/2004	792,634		0.55		0.61		0.61
Year ended 3/31/2003	578,548		0.55		1.13		0.62
Year ended 3/31/2002	1,001,552		0.55		2.35		0.63
Year ended 3/31/2001	331,555		0.55	(e)	5.71		0.64
Market Class Shares
Period ended 9/25/2003(f)	$-	(g)	0.65	%(d)	0.51	%(d)	0.72	%(d)
Year ended 3/31/2003	502,090		0.65		1.08		0.72
Year ended 3/31/2002	561,082		0.65		2.25		0.73
Year ended 3/31/2001	488,016		0.65	(e)	5.61		0.74
Year ended 3/31/2000	370,000		0.65	(e)	4.81		0.74
Period ended 3/31/1999(h)	334,000		0.61	(d)	4.64	(d)	0.89	(d)
Year ended 4/30/1998	274,499		0.55		5.08		0.90

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Dividends from net investment income	Net asset value end of period	Total return(a)
Government Reserves (continued)
Daily Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0118	$(0.0118)	$1.00	1.19	%(c)
Year ended 3/31/2005	1.00	0.0092	(0.0092)	1.00	0.93
Year ended 3/31/2004	1.00	0.0035	(0.0035)	1.00	0.35
Year ended 3/31/2003	1.00	0.0091	(0.0091)	1.00	0.92
Year ended 3/31/2002	1.00	0.0243	(0.0243)	1.00	2.45
Year ended 3/31/2001	1.00	0.0554	(0.0554)	1.00	5.69
Service Class Shares
Period ended 9/25/2003(e)	$1.00	$0.0012	$(0.0012)	$1.00	0.12%
Year ended 3/31/2003	1.00	0.0052	(0.0052)	1.00	0.52
Year ended 3/31/2002	1.00	0.0203	(0.0203)	1.00	2.05
Year ended 3/31/2001	1.00	0.0515	(0.0515)	1.00	5.27
Period ended 3/31/2000(h)	1.00	0.0348	(0.0348)	1.00	3.53
Class A Shares(i)
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0126	$(0.0126)	$1.00	1.26	%(c)
Year ended 3/31/2005	1.00	0.0107	(0.0107)	1.00	1.08
Year ended 3/31/2004	1.00	0.0050	(0.0050)	1.00	0.50
Period ended 3/31/2003(h)(j)	1.00	0.0108	(0.0108)	1.00	1.08
Class B Shares(i)
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0093	$(0.0093)	$1.00	0.93	%(c)
Year ended 3/31/2005	1.00	0.0056	(0.0056)	1.00	0.57
Year ended 3/31/2004	1.00	0.0025	(0.0025)	1.00	0.25
Year ended 3/31/2003	1.00	0.0045	(0.0045)	1.00	0.45
Year ended 3/31/2002	1.00	0.0193	(0.0193)	1.00	1.94
Year ended 3/31/2001	1.00	0.0505	(0.0505)	1.00	5.17
Class C Shares(i)
Period ended 1/06/2003(e)	$1.00	$0.0037	$(0.0037)	$1.00	0.37%
Year ended 3/31/2002	1.00	0.0193	(0.0193)	1.00	1.95
Year ended 3/31/2001	1.00	0.0505	(0.0505)	1.00	5.17
Period ended 3/31/2000(h)	1.00	0.0126	(0.0126)	1.00	1.26
Institutional Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0146	$(0.0146)	$1.00	1.47	%(c)
Year ended 3/31/2005	1.00	0.0148	(0.0148)	1.00	1.49
Year ended 3/31/2004	1.00	0.0091	(0.0091)	1.00	0.92
Year ended 3/31/2003	1.00	0.0147	(0.0147)	1.00	1.48
Year ended 3/31/2002	1.00	0.0299	(0.0299)	1.00	3.03
Period ended 3/31/2001(h)	1.00	0.0210	(0.0210)	1.00	2.12

(a)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(b)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(c)  Not annualized.

(d)  Annualized.

(e)  Government Reserves Service Class and Class C Shares were fully redeemed on September 25, 2003 and January 6, 2003, respectively.

(f)  Amount represents less than $500.

(g)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(h)  Government Reserves Service Class, Class A, Class C and Institutional Class Shares commenced operations on June 8, 1999, May 13, 2002, December 21, 1999 and November 21, 2000 respectively.

(i)  On August 22, 2005, the Fund's Investor A, Investor B and Investor C Shares were redesignated Class A, Class B and Class C Shares, respectively.

(j)  The total return for the period ended March 31, 2003 reflect the historical return information for the Nations Government Money Market Fund Class A Shares, which were reorganized into Nations Government Reserves Class A Shares on May 10, 2002.

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

							Without waivers and/or expense reimbursements
	Net assets end of period (000)		Ratio of operating expenses to average net assets(b)		Ratio of net investment income/(loss) to average net assets		Ratio of operating expenses to average net assets(b)
Government Reserves (continued)
Daily Class Shares
Six months ended 9/30/2005 (unaudited)	$391,995		0.80	%(d)	2.38	%(d)	0.87	%(d)
Year ended 3/31/2005	304,322		0.80		0.94		0.87
Year ended 3/31/2004	352,046		0.80		0.36		0.86
Year ended 3/31/2003	312,836		0.80		0.88		0.87
Year ended 3/31/2002	317,287		0.80		2.10		0.88
Year ended 3/31/2001	259,937		0.80	(g)	5.46		0.89
Service Class Shares
Period ended 9/25/2003(e)	$-	(f)	0.97	%(d)	0.19	%(d)	1.27	%(d)
Year ended 3/31/2003	36,006		1.19		0.49		1.27
Year ended 3/31/2002	36,505		1.20		1.70		1.28
Year ended 3/31/2001	26,001		1.20	(g)	5.06		1.29
Period ended 3/31/2000(h)	10,000		1.20	(d)(g)	4.26	(d)	1.29	(d)
Class A Shares(i)
Six months ended 9/30/2005 (unaudited)	$26,651		0.65	%(d)	2.49	%(d)	0.72	%(d)
Year ended 3/31/2005	31,654		0.65		1.13		0.72
Year ended 3/31/2004	11,263		0.65		0.51		0.71
Period ended 3/31/2003(h)(j)	6,069		0.65	(d)	1.03	(d)	0.72	(d)
Class B Shares(i)
Six months ended 9/30/2005 (unaudited)	$628		1.30	%(d)	1.85	%(d)	1.37	%(d)
Year ended 3/31/2005	704		1.15		0.55		1.37
Year ended 3/31/2004	917		0.92		0.24		1.36
Year ended 3/31/2003	1,804		1.26		0.42		1.37
Year ended 3/31/2002	2,105		1.30		1.60		1.38
Year ended 3/31/2001	990		1.30		4.96		1.39
Class C Shares(i)
Period ended 1/06/2003(e)	$-	(f)	1.30	%(d)	0.57	%(d)	1.37	%(d)
Year ended 3/31/2002	982		1.30		1.60		1.38
Year ended 3/31/2001	160		1.30	(g)	4.96		1.39
Period ended 3/31/2000(h)	746		1.30	(g)(d)	4.16	(d)	1.39	(d)
Institutional Class Shares
Six months ended 9/30/2005 (unaudited)	$136,969		0.24	%(d)	2.89	%(d)	0.31	%(d)
Year ended 3/31/2005	186,374		0.24		1.45		0.31
Year ended 3/31/2004	438,059		0.24		0.92		0.30
Year ended 3/31/2003	81,814		0.24		1.44		0.31
Year ended 3/31/2002	86,551		0.24		2.66		0.32
Period ended 3/31/2001(h)	260,087		0.24	(d)	6.02	(d)	0.33	(d)

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Dividends from net investment income	Net asset value end of period	Total return(a)
Municipal Reserves
Capital Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0114	$(0.0114)	$1.00	1.14	%(b)
Year ended 3/31/2005	1.00	0.0128	(0.0128)	1.00	1.28
Year ended 3/31/2004	1.00	0.0089	(0.0089)	1.00	0.90
Year ended 3/31/2003	1.00	0.0127	(0.0127)	1.00	1.28
Year ended 3/31/2002	1.00	0.0215	(0.0215)	1.00	2.18
Year ended 3/31/2001	1.00	0.0392	(0.0392)	1.00	3.99
Trust Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0109	$(0.0109)	$1.00	1.09	%(b)
Year ended 3/31/2005	1.00	0.0118	(0.0118)	1.00	1.18
Year ended 3/31/2004	1.00	0.0079	(0.0079)	1.00	0.80
Year ended 3/31/2003	1.00	0.0117	(0.0117)	1.00	1.18
Year ended 3/31/2002	1.00	0.0205	(0.0205)	1.00	2.07
Year ended 3/31/2001	1.00	0.0382	(0.0382)	1.00	3.88
Liquidity Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0106	$(0.0106)	$1.00	1.07	%(b)
Year ended 3/31/2005	1.00	0.0113	(0.0113)	1.00	1.13
Year ended 3/31/2004	1.00	0.0074	(0.0074)	1.00	0.74
Year ended 3/31/2003	1.00	0.0113	(0.0113)	1.00	1.13
Year ended 3/31/2002	1.00	0.0200	(0.0200)	1.00	2.02
Year ended 3/31/2001	1.00	0.0377	(0.0377)	1.00	3.83
Adviser Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0101	$(0.0101)	$1.00	1.02	%(b)
Year ended 3/31/2005	1.00	0.0103	(0.0103)	1.00	1.03
Year ended 3/31/2004	1.00	0.0064	(0.0064)	1.00	0.64
Year ended 3/31/2003	1.00	0.0103	(0.0103)	1.00	1.03
Year ended 3/31/2002	1.00	0.0190	(0.0190)	1.00	1.92
Year ended 3/31/2001	1.00	0.0367	(0.0367)	1.00	3.73
Investor Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0096	$(0.0096)	$1.00	0.97	%(b)
Year ended 3/31/2005	1.00	0.0093	(0.0093)	1.00	0.93
Year ended 3/31/2004	1.00	0.0054	(0.0054)	1.00	0.54
Year ended 3/31/2003	1.00	0.0093	(0.0093)	1.00	0.93
Year ended 3/31/2002	1.00	0.0180	(0.0180)	1.00	1.82
Year ended 3/31/2001	1.00	0.0357	(0.0357)	1.00	3.63
Market Class Shares
Period ended 9/25/2003(d)	$1.00	$0.0023	$(0.0023)	$1.00	0.23%
Year ended 3/31/2003	1.00	0.0083	(0.0083)	1.00	0.83
Year ended 3/31/2002	1.00	0.0170	(0.0170)	1.00	1.72
Year ended 3/31/2001	1.00	0.0347	(0.0347)	1.00	3.52
Year ended 3/31/2000	1.00	0.0284	(0.0284)	1.00	2.87

(a)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(b)  Not annualized.

(c)  Annualized.

(d)  Municipal Reserves Market Class Shares were fully redeemed on September 25, 2003.

(e)  Amount represents less than $500.

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

							Without waivers and/or expense reimbursements
	Net assets end of period (000)		Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Ratio of operating expenses to average net assets
Municipal Reserves
Capital Class Shares
Six months ended 9/30/2005 (unaudited)	$2,972,478		0.20	%(c)	2.25	%(c)	0.28	%(c)
Year ended 3/31/2005	3,338,133		0.20		1.33		0.28
Year ended 3/31/2004	1,988,042		0.20		0.88		0.27
Year ended 3/31/2003	1,379,684		0.20		1.23		0.28
Year ended 3/31/2002	456,528		0.20		2.03		0.30
Year ended 3/31/2001	145,248		0.20		3.93		0.29
Trust Class Shares
Six months ended 9/30/2005 (unaudited)	$410,088		0.30	%(c)	2.15	%(c)	0.38	%(c)
Year ended 3/31/2005	407,159		0.30		1.16		0.38
Year ended 3/31/2004	477,139		0.30		0.78		0.37
Year ended 3/31/2003	505,903		0.30		1.13		0.38
Year ended 3/31/2002	491,711		0.30		1.93		0.40
Year ended 3/31/2001	488,191		0.30		3.83		0.39
Liquidity Class Shares
Six months ended 9/30/2005 (unaudited)	$342,674		0.35	%(c)	2.10	%(c)	0.53	%(c)
Year ended 3/31/2005	345,842		0.35		1.17		0.53
Year ended 3/31/2004	149,812		0.35		0.73		0.96
Year ended 3/31/2003	120,637		0.35		1.08		1.13
Year ended 3/31/2002	45,728		0.35		1.88		1.15
Year ended 3/31/2001	35,569		0.35		3.78		1.14
Adviser Class Shares
Six months ended 9/30/2005 (unaudited)	$472,976		0.45	%(c)	2.00	%(c)	0.53	%(c)
Year ended 3/31/2005	474,653		0.45		1.01		0.53
Year ended 3/31/2004	506,550		0.45		0.63		0.52
Year ended 3/31/2003	284,866		0.45		0.98		0.53
Year ended 3/31/2002	158,556		0.45		1.78		0.55
Year ended 3/31/2001	129,807		0.45		3.68		0.54
Investor Class Shares
Six months ended 9/30/2005 (unaudited)	$61,831		0.55	%(c)	1.90	%(c)	0.63	%(c)
Year ended 3/31/2005	84,348		0.55		0.88		0.63
Year ended 3/31/2004	147,189		0.55		0.53		0.62
Year ended 3/31/2003	89,289		0.55		0.88		0.63
Year ended 3/31/2002	48,022		0.55		1.68		0.65
Year ended 3/31/2001	57,017		0.55		3.58		0.64
Market Class Shares
Period ended 9/25/2003(d)	$-	(e)	0.65	%(c)	0.43	%(c)	0.73	%(c)
Year ended 3/31/2003	150,014		0.65		0.78		0.73
Year ended 3/31/2002	223,008		0.65		1.58		0.75
Year ended 3/31/2001	169,001		0.65		3.48		0.74
Year ended 3/31/2000	149,000		0.65		2.84		0.75

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)		Dividends from net investment income		Net asset value end of period	Total return(a)
Municipal Reserves (continued)
Daily Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0084		$(0.0084)		$1.00	0.84	%(b)
Year ended 3/31/2005	1.00	0.0068		(0.0068)		1.00	0.68
Year ended 3/31/2004	1.00	0.0031		(0.0031)		1.00	0.31
Year ended 3/31/2003	1.00	0.0067		(0.0067)		1.00	0.68
Year ended 3/31/2002	1.00	0.0155		(0.0155)		1.00	1.56
Year ended 3/31/2001	1.00	0.0332		(0.0332)		1.00	3.37
Service Class Shares
Period ended 9/25/2003(d)	$1.00	$0.0012		$(0.0012)		$1.00	0.12%
Year ended 3/31/2003	1.00	0.0052		(0.0052)		1.00	0.52
Year ended 3/31/2002	1.00	0.0123		(0.0123)		1.00	1.24
Year ended 3/31/2001	1.00	0.0292		(0.0292)		1.00	2.96
Period ended 3/31/2000(f)	1.00	0.0048		(0.0048)		1.00	0.48
Class B Shares(g)
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0059		$(0.0059)		$1.00	0.59	%(b)
Year ended 3/31/2005	1.00	0.0032		(0.0032)		1.00	0.32
Year ended 3/31/2004	1.00	0.0019		(0.0019)		1.00	0.19
Year ended 3/31/2003	1.00	0.0045		(0.0045)		1.00	0.45
Year ended 3/31/2002	1.00	0.0113		(0.0113)		1.00	1.14
Year ended 3/31/2001	1.00	0.0282		(0.0282)		1.00	2.86
Class C Shares(g)
Period ended 2/3/2005(h)	$1.00	$0.0022		$(0.0022)		$1.00	0.22%
Year ended 3/31/2004	1.00	0.0019		(0.0019)		1.00	0.19
Year ended 3/31/2003	1.00	0.0044		(0.0044)		1.00	0.45
Period ended 3/31/2002(f)	1.00	0.0000	(i)	(0.0000	)(i)	1.00	0.00	(i)
Institutional Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0112		$(0.0112)		$1.00	1.12	%(b)
Year ended 3/31/2005	1.00	0.0124		(0.0124)		1.00	1.24
Year ended 3/31/2004	1.00	0.0085		(0.0085)		1.00	0.86
Year ended 3/31/2003	1.00	0.0123		(0.0123)		1.00	1.24
Year ended 3/31/2002	1.00	0.0163		(0.0163)		1.00	1.64
Period ended 3/31/2001(f)	1.00	0.0110		(0.0110)		1.00	1.10

(a)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(b)  Not annualized.

(c)  Annualized.

(d)  Municipal Reserves Service Class Shares were fully redeemed on September 25, 2003.

(e)  Amount represents less than $500.

(f)  Municipal Reserves Service Class, Class C and Institutional Class Shares commenced operations on Juanuary 21, 2000, March 28, 2002 and November 21, 2000, respectively.

(g)  On August 22, 2005, the Fund's Investor B and Investor C Shares were redesignated Class B and Class C Shares, respectively.

(h)  Municipal Reserves Class C Shares were fully redeemed on February 3, 2005.

(i)  Amount represents less than $0.0001 or 0.01%, as applicable.

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

							Without waivers and/or expense reimbursements
	Net assets end of period (000)		Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Ratio of operating expenses to average net assets
Municipal Reserves (continued)
Daily Class Shares
Six months ended 9/30/2005 (unaudited)	$983,603		0.80	%(c)	1.65	%(c)	0.88	%(c)
Year ended 3/31/2005	591,206		0.80		0.67		0.88
Year ended 3/31/2004	605,118		0.78		0.30		0.87
Year ended 3/31/2003	526,658		0.80		0.63		0.88
Year ended 3/31/2002	637,172		0.80		1.43		0.90
Year ended 3/31/2001	554,876		0.80		3.33		0.89
Service Class Shares
Period ended 9/25/2003(d)	$-	(e)	0.91	%(c)	0.17	%(c)	1.27	%(c)
Year ended 3/31/2003	14,001		0.96		0.47		1.28
Year ended 3/31/2002	15,001		1.16		1.03		1.30
Year ended 3/31/2001	10,000		1.20		2.93		1.29
Period ended 3/31/2000(f)	1,000		1.20	(c)	2.29	(c)	1.30	(c)
Class B Shares(g)
Six months ended 9/30/2005 (unaudited)	$45		1.30	%(c)	1.15	%(c)	1.38	%(c)
Year ended 3/31/2005	46		1.11		0.31		1.38
Year ended 3/31/2004	47		0.90		0.18		1.37
Year ended 3/31/2003	59		1.03		0.40		1.38
Year ended 3/31/2002	71		1.22		0.93		1.40
Year ended 3/31/2001	64		1.30		2.83		1.39
Class C Shares(g)
Period ended 2/3/2005(h)	$-		1.04%		0.21%		1.38%
Year ended 3/31/2004	2,503		0.90		0.18		1.37
Year ended 3/31/2003	2,525		1.01		0.42		1.38
Period ended 3/31/2002(f)	95		1.30	(c)	0.93	(c)	1.40	(c)
Institutional Class Shares
Six months ended 9/30/2005 (unaudited)	$801,028		0.24	%(c)	2.21	%(c)	0.32	%(c)
Year ended 3/31/2005	871,984		0.24		1.33		0.32
Year ended 3/31/2004	479,770		0.24		0.84		0.31
Year ended 3/31/2003	204,206		0.24		1.19		0.32
Year ended 3/31/2002	85,432		0.24		1.99		0.34
Period ended 3/31/2001(f)	16,116		0.24	(c)	3.89	(c)	0.33	(c)

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Dividends from net investment income	Net asset value end of period	Total return(a)
Tax-Exempt Reserves
Capital Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0112	$(0.0112)	$1.00	1.12	%(b)
Year ended 3/31/2005	1.00	0.0125	(0.0125)	1.00	1.26
Year ended 3/31/2004	1.00	0.0086	(0.0086)	1.00	0.87
Period ended 3/31/2003(d)	1.00	0.0095	(0.0095)	1.00	0.96
Trust Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0107	$(0.0107)	$1.00	1.07	%(b)
Year ended 3/31/2005	1.00	0.0115	(0.0115)	1.00	1.15
Year ended 3/31/2004	1.00	0.0076	(0.0076)	1.00	0.76
Year ended 3/31/2003	1.00	0.0113	(0.0113)	1.00	1.14
Year ended 3/31/2002	1.00	0.0204	(0.0204)	1.00	2.06
Year ended 3/31/2001	1.00	0.0383	(0.0383)	1.00	3.89
Liquidity Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0104	$(0.0104)	$1.00	1.04	%(b)
Year ended 3/31/2005	1.00	0.0110	(0.0110)	1.00	1.10
Year ended 3/31/2004	1.00	0.0071	(0.0071)	1.00	0.71
Period ended 3/31/2003(d)	1.00	0.0059	(0.0059)	1.00	0.59
Adviser Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0099	$(0.0099)	$1.00	0.99	%(b)
Year ended 3/31/2005	1.00	0.0100	(0.0100)	1.00	1.00
Year ended 3/31/2004	1.00	0.0061	(0.0061)	1.00	0.61
Period ended 3/31/2003(d)	1.00	0.0060	(0.0060)	1.00	0.60
Investor Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0094	$(0.0094)	$1.00	0.94	%(b)
Year ended 3/31/2005	1.00	0.0090	(0.0090)	1.00	0.90
Year ended 3/31/2004	1.00	0.0051	(0.0051)	1.00	0.51
Year ended 3/31/2003	1.00	0.0089	(0.0089)	1.00	0.89
Year ended 3/31/2002	1.00	0.0179	(0.0179)	1.00	1.81
Year ended 3/31/2001	1.00	0.0358	(0.0358)	1.00	3.63

(a)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(b)  Not annualized.

(c)  Annualized.

(d)  Tax-Exempt Reserves Capital Class, Liquidity Class and Adviser Class Shares commenced operations on June 13, 2002, September 3, 2002 and August 9, 2002, respectively.

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

						Without waivers and/or expense reimbursements
	Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Ratio of operating expenses to average net assets
Tax-Exempt Reserves
Capital Class Shares
Six months ended 9/30/2005 (unaudited)	$693,318	0.20	%(c)	2.21	%(c)	0.28	%(c)
Year ended 3/31/2005	1,049,210	0.20		1.31		0.28
Year ended 3/31/2004	542,057	0.20		0.84		0.27
Period ended 3/31/2003(d)	275,095	0.20	(c)	1.13	(c)	0.28	(c)
Trust Class Shares
Six months ended 9/30/2005 (unaudited)	$2,228,838	0.30	%(c)	2.11	%(c)	0.38	%(c)
Year ended 3/31/2005	2,052,864	0.30		1.15		0.38
Year ended 3/31/2004	2,028,564	0.30		0.74		0.37
Year ended 3/31/2003	2,411,508	0.30		1.03		0.38
Year ended 3/31/2002	2,606,052	0.30		2.00		0.33
Year ended 3/31/2001	2,383,067	0.30		3.80		0.33
Liquidity Class Shares
Six months ended 9/30/2005 (unaudited)	$8,515	0.35	%(c)	2.06	%(c)	0.53	%(c)
Year ended 3/31/2005	3,392	0.35		0.92		0.53
Year ended 3/31/2004	5,792	0.35		0.69		0.99
Period ended 3/31/2003(d)	1,918	0.35	(c)	0.98	(c)	1.13	(c)
Adviser Class Shares
Six months ended 9/30/2005 (unaudited)	$19,025	0.45	%(c)	1.96	%(c)	0.53	%(c)
Year ended 3/31/2005	11,183	0.45		0.98		0.53
Year ended 3/31/2004	10,264	0.45		0.59		0.52
Period ended 3/31/2003(d)	9,661	0.45	(c)	0.88	(c)	0.53	(c)
Investor Class Shares
Six months ended 9/30/2005 (unaudited)	$8,797	0.55	%(c)	1.86	%(c)	0.63	%(c)
Year ended 3/31/2005	11,280	0.55		0.82		0.63
Year ended 3/31/2004	22,071	0.55		0.49		0.62
Year ended 3/31/2003	138,285	0.55		0.78		0.63
Year ended 3/31/2002	210,389	0.55		1.75		0.68
Year ended 3/31/2001	239,923	0.55		3.55		0.68

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

For a share outstanding throughout each period

	Net asset value beginning of period	Net investment income/(loss)	Dividends from net investment income	Net asset value end of period	Total return(a)
Tax-Exempt Reserves (continued)
Daily Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0081	$(0.0081)	$1.00	0.82	%(b)
Year ended 3/31/2005	1.00	0.0065	(0.0065)	1.00	0.65
Year ended 3/31/2004	1.00	0.0028	(0.0028)	1.00	0.28
Year ended 3/31/2003	1.00	0.0063	(0.0063)	1.00	0.64
Year ended 3/31/2002	1.00	0.0154	(0.0154)	1.00	1.55
Year ended 3/31/2001	1.00	0.0333	(0.0333)	1.00	3.38
Class A Shares(d)
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0089	$(0.0089)	$1.00	0.89	%(b)
Year ended 3/31/2005	1.00	0.0080	(0.0080)	1.00	0.80
Year ended 3/31/2004	1.00	0.0041	(0.0041)	1.00	0.41
Year ended 3/31/2003	1.00	0.0079	(0.0079)	1.00	0.79
Year ended 3/31/2002	1.00	0.0169	(0.0169)	1.00	1.70
Year ended 3/31/2001	1.00	0.0348	(0.0348)	1.00	3.53
Institutional Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0110	$(0.0110)	$1.00	1.10	%(b)
Year ended 3/31/2005	1.00	0.0121	(0.0121)	1.00	1.22
Year ended 3/31/2004	1.00	0.0082	(0.0082)	1.00	0.82
Period ended 3/31/2003(e)	1.00	0.0090	(0.0090)	1.00	0.91

(a)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(b)  Not annualized.

(c)  Annualized.

(d)  On August 22, 2005, the Fund's Investor A Shares were redesignated Class A Shares.

(e)  Tax-Exempt Reserves Institutional Class Shares commenced operations on June 18, 2002.

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

						Without waivers and/or expense reimbursements
	Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Ratio of operating expenses to average net assets
Tax-Exempt Reserves (continued)
Daily Class Shares
Six months ended 9/30/2005 (unaudited)	$29,244	0.80	%(c)	1.61	%(c)	0.88	%(c)
Year ended 3/31/2005	36,441	0.80		0.63		0.88
Year ended 3/31/2004	49,784	0.78		0.26		0.87
Year ended 3/31/2003	64,516	0.80		0.53		0.88
Year ended 3/31/2002	96,175	0.80		1.50		1.03
Year ended 3/31/2001	93,290	0.80		3.30		1.03
Class A Shares(d)
Six months ended 9/30/2005 (unaudited)	$27,117	0.65	%(c)	1.76	%(c)	0.73	%(c)
Year ended 3/31/2005	28,934	0.65		0.75		0.73
Year ended 3/31/2004	50,803	0.65		0.39		0.72
Year ended 3/31/2003	87,141	0.65		0.68		0.73
Year ended 3/31/2002	80,108	0.65		1.65		0.68
Year ended 3/31/2001	51,705	0.65		3.45		0.68
Institutional Class Shares
Six months ended 9/30/2005 (unaudited)	$69,819	0.24	%(c)	2.17	%(c)	0.32	%(c)
Year ended 3/31/2005	89,811	0.24		1.23		0.32
Year ended 3/31/2004	68,512	0.24		0.80		0.31
Period ended 3/31/2003(e)	23,348	0.24	(c)	1.09	(c)	0.32	(c)

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Dividends from net investment income	Net asset value end of period	Total return(a)
California Tax-Exempt Reserves
Capital Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0112	$(0.0112)	$1.00	1.12	%(b)
Year ended 3/31/2005	1.00	0.0123	(0.0123)	1.00	1.24
Year ended 3/31/2004	1.00	0.0083	(0.0083)	1.00	0.84
Year ended 3/31/2003	1.00	0.0115	(0.0115)	1.00	1.17
Year ended 3/31/2002	1.00	0.0199	(0.0199)	1.00	2.01
Period ended 3/31/2001(d)	1.00	0.0153	(0.0153)	1.00	1.54
Trust Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0107	$(0.0107)	$1.00	1.07	%(b)
Year ended 3/31/2005	1.00	0.0113	(0.0113)	1.00	1.14
Year ended 3/31/2004	1.00	0.0073	(0.0073)	1.00	0.74
Year ended 3/31/2003	1.00	0.0105	(0.0105)	1.00	1.07
Year ended 3/31/2002	1.00	0.0189	(0.0189)	1.00	1.91
Year ended 3/31/2001	1.00	0.0323	(0.0323)	1.00	3.27
Liquidity Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0104	$(0.0104)	$1.00	1.04	%(b)
Year ended 3/31/2005	1.00	0.0108	(0.0108)	1.00	1.09
Year ended 3/31/2004	1.00	0.0068	(0.0068)	1.00	0.69
Year ended 3/31/2003	1.00	0.0101	(0.0101)	1.00	1.01
Year ended 3/31/2002(d)	1.00	0.0095	(0.0095)	1.00	0.95
Adviser Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0099	$(0.0099)	$1.00	0.99	%(b)
Year ended 3/31/2005	1.00	0.0098	(0.0098)	1.00	0.98
Year ended 3/31/2004	1.00	0.0058	(0.0058)	1.00	0.59
Year ended 3/31/2003	1.00	0.0091	(0.0091)	1.00	0.91
Year ended 3/31/2002	1.00	0.0174	(0.0174)	1.00	1.75
Year ended 3/31/2001	1.00	0.0308	(0.0308)	1.00	3.12
Investor Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0094	$(0.0094)	$1.00	0.94	%(b)
Year ended 3/31/2005	1.00	0.0088	(0.0088)	1.00	0.88
Year ended 3/31/2004	1.00	0.0048	(0.0048)	1.00	0.48
Year ended 3/31/2003	1.00	0.0081	(0.0081)	1.00	0.81
Year ended 3/31/2002	1.00	0.0164	(0.0164)	1.00	1.65
Year ended 3/31/2001	1.00	0.0298	(0.0298)	1.00	3.02

(a)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(b)  Not annualized.

(c)  Annualized.

(d)  California Tax-Exempt Reserves Capital Class and Liquidity Class Shares commenced operations on October 3, 2000 and August 10, 2001, respectively.

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

						Without waivers and/or expense reimbursements
	Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Ratio of operating expenses to average net assets
California Tax-Exempt Reserves
Capital Class Shares
Six months ended 9/30/2005 (unaudited)	$406,685	0.20	%(c)	2.20	%(c)	0.27	%(c)
Year ended 3/31/2005	105,823	0.20		1.21		0.28
Year ended 3/31/2004	169,317	0.20		0.83		0.27
Year ended 3/31/2003	172,261	0.20		1.15		0.27
Year ended 3/31/2002	102,040	0.20		1.38		0.28
Period ended 3/31/2001(d)	30	0.20	(c)	3.33	(c)	0.28	(c)
Trust Class Shares
Six months ended 9/30/2005 (unaudited)	$472,828	0.30	%(c)	2.10	%(c)	0.37	%(c)
Year ended 3/31/2005	339,137	0.30		1.15		0.38
Year ended 3/31/2004	294,225	0.30		0.73		0.37
Year ended 3/31/2003	435,253	0.30		1.05		0.37
Year ended 3/31/2002	360,892	0.30		1.27		0.38
Year ended 3/31/2001	338,801	0.30		3.23		0.38
Liquidity Class Shares
Six months ended 9/30/2005 (unaudited)	$10,243	0.35	%(c)	2.05	%(c)	0.52	%(c)
Year ended 3/31/2005	16,585	0.35		1.37		0.53
Year ended 3/31/2004	1,095	0.35		0.68		1.07
Year ended 3/31/2003	2,998	0.35		1.00		1.12
Year ended 3/31/2002(d)	1,150	0.35	(c)	1.23	(c)	1.13	(c)
Adviser Class Shares
Six months ended 9/30/2005 (unaudited)	$521,780	0.45	%(c)	1.95	%(c)	0.52	%(c)
Year ended 3/31/2005	593,136	0.45		1.01		0.53
Year ended 3/31/2004	475,799	0.45		0.58		0.52
Year ended 3/31/2003	502,135	0.45		0.90		0.52
Year ended 3/31/2002	298,268	0.45		1.13		0.53
Year ended 3/31/2001	318,737	0.45		3.08		0.53
Investor Class Shares
Six months ended 9/30/2005 (unaudited)	$259,625	0.55	%(c)	1.85	%(c)	0.62	%(c)
Year ended 3/31/2005	244,229	0.55		0.85		0.63
Year ended 3/31/2004	369,440	0.55		0.48		0.62
Year ended 3/31/2003	360,205	0.55		0.80		0.62
Year ended 3/31/2002	240,724	0.55		1.03		0.63
Year ended 3/31/2001	226,491	0.55		2.98		0.63

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Dividends from net investment income	Net asset value end of period	Total return(a)
California Tax-Exempt Reserves (continued)
Daily Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0081	$(0.0081)	$1.00	0.82	%(b)
Year ended 3/31/2005	1.00	0.0063	(0.0063)	1.00	0.63
Year ended 3/31/2004	1.00	0.0026	(0.0026)	1.00	0.26
Year ended 3/31/2003	1.00	0.0056	(0.0056)	1.00	0.56
Year ended 3/31/2002	1.00	0.0139	(0.0139)	1.00	1.40
Year ended 3/31/2001	1.00	0.0273	(0.0273)	1.00	2.76
Class B Shares(d)
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0056	$(0.0056)	$1.00	0.56	%(b)
Year ended 3/31/2005	1.00	0.0029	(0.0029)	1.00	0.29
Year ended 3/31/2004	1.00	0.0019	(0.0019)	1.00	0.19
Year ended 3/31/2003	1.00	0.0022	(0.0022)	1.00	0.22
Year ended 3/31/2002	1.00	0.0037	(0.0037)	1.00	0.37
Period ended 3/31/2001(f)	1.00	0.0038	(0.0038)	1.00	0.38
Class C Shares(d)
Period ended 4/29/04 (g)	$1.00	$0.0001	$(0.0001)	$1.00	0.01%
Year ended 3/31/2004(f)	1.00	0.0011	(0.0011)	1.00	0.11
Institutional Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0110	$(0.0110)	$1.00	1.10	%(b)
Year ended 3/31/2005	1.00	0.0119	(0.0119)	1.00	1.20
Year ended 3/31/2004	1.00	0.0079	(0.0079)	1.00	0.80
Year ended 3/31/2003	1.00	0.0106	(0.0106)	1.00	1.08
Year ended 3/31/2002	1.00	0.0061	(0.0061)	1.00	0.63
Period ended 3/31/2001(f)	1.00	0.0003	(0.0003)	1.00	0.03

(a)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(b)  Not annualized.

(c)  Annualized.

(d)  On August 22, 2005, the Fund's Investor B and Investor C Shares were redesignated Class B and Class C Shares, respectively.

(e)  Amount represents less than $500.

(f)  California Tax-Exempt Reserves Class B, Class C and Institutional Class Shares commenced operations on December 29, 2000, August 1, 2003 and March 28, 2001, respectively.

(g)  California Tax-Exempt Reserves Class C Shares were fully redeemed on April 29, 2004.

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

							Without waivers and/or expense reimbursements
	Net assets end of period (000)		Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Ratio of operating expenses to average net assets
California Tax-Exempt Reserves (continued)
Daily Class Shares
Six months ended 9/30/2005 (unaudited)	$971,866		0.80	%(c)	1.60	%(c)	0.87	%(c)
Year ended 3/31/2005	742,981		0.80		0.63		0.88
Year ended 3/31/2004	726,888		0.77		0.26		0.87
Year ended 3/31/2003	792,206		0.80		0.55		0.87
Year ended 3/31/2002	814,077		0.80		0.78		0.88
Year ended 3/31/2001	755,635		0.80		2.73		0.88
Class B Shares(d)
Six months ended 9/30/2005 (unaudited)	$7		1.30	%(c)	1.15	%(c)	1.37	%(c)
Year ended 3/31/2005	7		1.14		0.31		1.38
Year ended 3/31/2004	7		0.86		0.17		1.37
Year ended 3/31/2003	7		0.97		0.40		1.37
Year ended 3/31/2002	-	(e)	1.30		0.28		1.38
Period ended 3/31/2001(f)	64		1.30	(c)	2.23	(c)	1.38	(c)
Class C Shares(d)
Period ended 4/29/04 (g)	$-	(e)	0.96	%(c)	0.16	%(c)	1.38	%(c)
Year ended 3/31/2004(f)	199		0.84	(c)	0.19	(c)	1.37	(c)
Institutional Class Shares
Six months ended 9/30/2005 (unaudited)	$166,724		0.24	%(c)	2.16	%(c)	0.31	%(c)
Year ended 3/31/2005	83,596		0.24		1.16		0.32
Year ended 3/31/2004	126,531		0.24		0.79		0.31
Year ended 3/31/2003	1,537		0.24		1.11		0.31
Year ended 3/31/2002	-	(e)	0.24		1.34		0.32
Period ended 3/31/2001(f)	1,000		0.24	(c)	3.29	(c)	0.32	(c)

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Dividends from net investment income	Net asset value end of period	Total return(a)
New York Tax-Exempt Reserves
Capital Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0111	$(0.0111)	$1.00	1.12	%(b)
Year ended 3/31/2005	1.00	0.0125	(0.0125)	1.00	1.26
Year ended 3/31/2004	1.00	0.0090	(0.0090)	1.00	0.91
Year ended 3/31/2003	1.00	0.0122	(0.0122)	1.00	1.23
Period ended 3/31/2002(d)	1.00	0.0013	(0.0013)	1.00	0.13
Trust Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0106	$(0.0106)	$1.00	1.07	%(b)
Year ended 3/31/2005	1.00	0.0115	(0.0115)	1.00	1.16
Year ended 3/31/2004	1.00	0.0080	(0.0080)	1.00	0.81
Year ended 3/31/2003	1.00	0.0112	(0.0112)	1.00	1.13
Period ended 3/31/2002(d)	1.00	0.0012	(0.0012)	1.00	0.12
Liquidity Class Shares
Period ended 12/22/2002(e)	$1.00	$0.0094	$(0.0094)	$1.00	0.94%
Period ended 3/31/2002(d)	1.00	0.0013	(0.0013)	1.00	0.13
Adviser Class Shares
Period ended 9/30/2005(g) (unaudited)	$1.00	$0.0093	$(0.0093)	$1.00	0.93	%(b)
Period ended 8/24/2003(h)	1.00	0.0025	(0.0025)	1.00	0.25
Period ended 12/22/2002(e)	1.00	0.0070	(0.0070)	1.00	0.70
Period ended 3/31/2002(d) 1.00	0.0008	(0.0008)	1.00	0.08	1
Investor Class Shares
Period ended 12/22/2002(e)	$1.00	$0.0069	$(0.0069)	$1.00	0.69%
Period ended 3/31/2002(d)	1.00	0.0008	(0.0008)	1.00	0.08
Market Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0089	$(0.0089)	$1.00	0.89	%(b)
Year ended 3/31/2005	1.00	0.0080	(0.0080)	1.00	0.80
Year ended 3/31/2004(i)	1.00	0.0025	(0.0025)	1.00	0.25
Period ended 12/22/2002(e)	1.00	0.0068	(0.0068)	1.00	0.68
Period ended 3/31/2002(d) 1.00	0.0008	(0.0008)	1.00	0.08	1

(a)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(b)  Not annualized.

(c)  Annualized.

(d)  New York Tax-Exempt Reserves Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class and Market Class Shares commenced operations on February 15, 2002.

(e)  New York Tax-Exempt Reserves Liquidity Class, Adviser Class, Investor Class and Market Class Shares were fully redeemed on December 22, 2002.

(f)  Amount represents less than $500.

(g)  New York Tax-Exempt Reserves' Adviser Class Shares re-commenced operations on April 14, 2005.

(h)  New York Tax-Exempt Reserves' Adviser Class Shares re-commenced operations on April 14, 2003 and were fully redeemed on August 24, 2003.

(i)  New York Tax-Exempt Reserves Market Class Shares re-commenced operations on August 25, 2003.

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

							Without waivers and/or expense reimbursements
	Net assets end of period (000)		Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Ratio of operating expenses to average net assets
New York Tax-Exempt Reserves
Capital Class Shares
Six months ended 9/30/2005 (unaudited)	$17,212		0.20	%(c)	2.22	%(c)	0.42	%(c)
Year ended 3/31/2005	2,852		0.20		1.20		0.53
Year ended 3/31/2004	1,862		0.20		0.93		0.47
Year ended 3/31/2003	9,483		0.13		1.27		0.78
Period ended 3/31/2002(d)	20,015		0.20	(c)	1.03	(c)	4.51	(c)
Trust Class Shares
Six months ended 9/30/2005 (unaudited)	$11,593		0.30	%(c)	2.12	%(c)	0.52	%(c)
Year ended 3/31/2005	12,627		0.30		1.23		0.63
Year ended 3/31/2004	15,931		0.30		0.83		0.57
Year ended 3/31/2003	17,021		0.23		1.17		0.88
Period ended 3/31/2002(d)	826		0.30	(c)	0.93	(c)	4.61	(c)
Liquidity Class Shares
Period ended 12/22/2002(e)	$-	(f)	0.28	%(c)	1.12	%(c)	1.63	%(c)
Period ended 3/31/2002(d)	1		0.35	(c)	0.88	(c)	5.36	(c)
Adviser Class Shares
Period ended 9/30/2005(g) (unaudited)	$824		0.45	%(c)	1.97	%(c)	0.67	%(c)
Period ended 8/24/2003(h)	-	(f)	0.45	(c)	0.68	(c)	1.23	(c)
Period ended 12/22/2002(e)	-	(f)	0.38	(c)	1.02		1.03	(c)
Period ended 3/31/2002(d) 1.00	0.45	(c)	0.78		4.76		(c)
Investor Class Shares
Period ended 12/22/2002(e)	$-	(f)	0.48	%(c)	0.92	%(c)	1.13	%(c)
Period ended 3/31/2002(d)	1		0.55		0.68		4.86
Market Class Shares
Six months ended 9/30/2005 (unaudited)	$47,199		0.65	%(c)	1.77	%(c)	0.87	%(c)
Year ended 3/31/2005	11,469		0.65		0.82		0.98
Year ended 3/31/2004(i)	12,970		0.65	(c)	0.48	(c)	0.78	(c)
Period ended 12/22/2002(e)	-	(f)	0.58	(c)	0.82	(c)	1.23	(c)
Period ended 3/31/2002(d) 1.00	0.65	(c)	0.58	(c)	4.96		(c)

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)		Dividends from net investment income		Net asset value end of period	Total return(a)
New York Tax-Exempt Reserves (continued)
Daily Class Shares
Period ended 12/22/2002(b)	$1.00	$0.0043		$(0.0043)		$1.00	0.43%
Period ended 3/31/2002(e)	1.00	0.0004		(0.0004)		1.00	0.04
Service Class Shares
Period ended 12/22/2002(b)	$1.00	$0.0018		$(0.0018)		$1.00	0.18%
Period ended 3/31/2002(e)	1.00	0.0000	(f)	(0.0000	)(f)	1.00	0.00	(f)
Class B Shares(g)
Period ended 12/22/2002(b)	$1.00	$0.0018		$(0.0018)		$1.00	0.18%
Period ended 3/31/2002(e)	1.00	0.0000	(f)	(0.0000	)(f)	1.00	0.00	(f)
Class C Shares(g)
Period ended 12/22/2002(b)	$1.00	$0.0018		$(0.0018)		$1.00	0.18%
Period ended 3/31/2002(e)	1.00	0.0000	(f)	(0.0000	)(f)	1.00	0.00	(f)
Institutional Class Shares
Six months ended 9/30/2005 (unaudited)	$1.00	$0.0109		$(0.0109)		$1.00	1.10	%(h)
Year ended 3/31/2005	1.00	0.0121		(0.0121)		1.00	1.22
Year ended 3/31/2004(i)	1.00	0.0050		(0.0050)		1.00	0.50
Period ended 12/22/2002(b)	1.00	0.0091		(0.0091)		1.00	0.91
Period ended 3/31/2002(e)	1.00	0.0013		(0.0013)		1.00	1.16

(a)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(b)  New York Tax-Exempt Reserves Daily Class, Service Class, Class B, Class C and Institutional Class Shares were fully redeemed on December 22, 2002.

(c)  Amount represents less than $500.

(d)  Annualized.

(e)  New York Tax-Exempt Reserves Daily Class, Service Class, Class B, Class C and Institutional Class Shares commenced operations on February 15, 2002.

(f)  Amount represents less than $0.0001 or 0.01%, as applicable.

(g)  On August 22, 2005, the Fund's Investor B and Investor C Shares were redesignated Class B and Class C Shares, respectively.

(h)  Not annualized.

(i)  New York Tax-Exempt Reserves Institutional Class Shares re-commenced operations on August 25, 2003.

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

							Without waivers and/or expense reimbursements
	Net assets end of period (000)		Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Ratio of operating expenses to average net assets
New York Tax-Exempt Reserves (continued)
Daily Class Shares
Period ended 12/22/2002(b)	$-	(c)	0.73	%(d)	0.67	%(d)	1.38	%(d)
Period ended 3/31/2002(e)	1		0.80	(d)	0.43	(d)	5.11	(d)
Service Class Shares
Period ended 12/22/2002(b)	$-	(c)	1.13	%(d)	0.27	%(d)	1.78	%(d)
Period ended 3/31/2002(e)	1		1.20	(d)	0.03	(d)	5.51	(d)
Class B Shares(g)
Period ended 12/22/2002(b)	$-	(c)	1.23	%(d)	0.17	%(d)	1.88	%(d)
Period ended 3/31/2002(e)	1		1.30	(d)	(0.07	)(d)	5.61	(d)
Class C Shares(g)
Period ended 12/22/2002(b)	$-	(c)	1.23	%(d)	0.17	%(d)	1.88	%(d)
Period ended 3/31/2002(e)	1		1.30	(d)	(0.07	)(d)	5.61	(d)
Institutional Class Shares
Six months ended 9/30/2005 (unaudited)	$87,320		0.24	%(d)	2.18	%(d)	0.46	%(d)
Year ended 3/31/2005	74,101		0.24		1.30		0.57
Year ended 3/31/2004(i)	48,222		0.24		0.89		0.53
Period ended 12/22/2002(b)	-	(c)	0.17	(d)	1.23	(d)	0.82	(d)
Period ended 3/31/2002(e)	1		0.24	(d)	0.99	(d)	4.55	(d)

See Accompanying Notes to Financial Statements.

Notes to financial statements  September 30, 2005 (unaudited)

Note 1.  Organization

Columbia Funds Series Trust (the "Trust"), formerly Nations Funds Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as an open-end investment company. Information presented in these financial statements pertains to the following portfolios of the Trust (each a "Fund" and collectively, the "Funds"):

Fund Name	Former Fund Name
Columbia Cash Reserves
Columbia Money Market Reserves
Columbia Treasury Reserves
Columbia Government Reserves
Columbia Municipal Reserves
Columbia Tax-Exempt Reserves
Columbia California Tax-Exempt Reserves
Columbia New York Tax-Exempt Reserves	Nations Cash Reserves
Nations Money Market Reserves
Nations Treasury Reserves
Nations Government Reserves
Nations Municipal Reserves
Nations Tax-Exempt Reserves
Nations California Tax-Exempt Reserves
Nations New York Tax-Exempt Reserves

On September 23, 2005, Nations Funds Trust was renamed Columbia Funds Series Trust. Also on that date, each of the Funds presented in these financial statements was renamed as disclosed above.

Investment goals: Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves and Columbia Government Reserves seek to preserve principal value and maintain a high degree of liquidity while providing current income. Columbia Municipal Reserves and Columbia Tax-Exempt Reserves seek to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes. Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves seek to preserve principal value and maintain a high degree of liquidity while providing current income exempt from the respective state individual income tax and federal income taxes.

Fund shares: The Funds are authorized to issue an unlimited number of shares without par value. The Funds currently offer the following classes of shares: Capital Class Shares, Trust Class Shares, Liquidity Class Shares, Adviser Class Shares, Investor Class Shares, Market Class Shares, Daily Class Shares, Service Class Shares, Class B Shares, Class C Shares and Institutional Class Shares. Columbia Cash Reserves, Columbia Treasury Reserves, Columbia Government Reserves and Columbia Tax-Exempt Reserves also offer Class A Shares. Columbia Cash Reserves also offers Marsico Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class. Effective August 22, 2005, Investor A Shares, Investor B Shares and Investor C Shares of the Funds were redesignated Class A Shares, Class B Shares and Class C Shares, respectively.

Note 2.  Significant accounting policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security valuation: Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

Security transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Repurchase agreements: Each Fund may engage in repurchase agreement transactions with institutions that the Funds' investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Income recognition: Interest income is earned from settlement date and recorded on an accrual basis. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Expenses: General expenses of the Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

Dividends and distributions to shareholders: Distributions from net investment income are declared daily and paid monthly for each of the Funds. Each Fund will distribute net realized short-term capital gains at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal income tax status: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust's organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be minimal.

Note 3.  Federal tax information

The tax character of distributions paid during the year ended March 31, 2005 was as follows:

	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
Columbia Cash Reserves	$-	$732,254,437	$-
Columbia Money Market Reserves	-	151,326,305	-
Columbia Treasury Reserves	-	113,331,412	-
Columbia Government Reserves	-	52,549,984	-
Columbia Municipal Reserves	63,476,174	179,242	9,413
Columbia Tax-Exempt Reserves	34,857,554	45,636	2,275
Columbia California Tax-Exempt Reserves	18,392,586	38,483	12,616
Columbia New York Tax-Exempt Reserves	1,069,097	14,131	-

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Notes to financial statements (continued)  September 30, 2005 (unaudited)

The following capital loss carryforwards, determined as of March 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Expiring in 2006	Expiring in 2007	Expiring in 2010	Expiring in 2011	Expiring in 2012	Expiring in 2013
Columbia Cash Reserves	$-	$40,628	$-	$67,084	$1,291,598	$1,215,865
Columbia Money Market Reserves	-	-	-	-	-	732,609
Columbia Treasury Reserves	9,313	-	16,924	20,714	-	422,339
Columbia Government Reserves	-	-	-	-	-	132,811

Note 4.  Fees and compensation paid to affiliates

Investment advisory fee: Columbia Management Advisors, LLC ("Columbia") is the investment advisor to the Funds. Prior to September 30, 2005, Banc of America Capital Management, LLC ("BACAP''), a wholly-owned subsidiary of Bank of America, N.A., which in turn is a wholly-owned banking subsidiary of Bank of America Corporation ("BOA''), was the investment advisor to the Funds, under the same fee structure. On September 30, 2005, Columbia Management Advisors, Inc., a wholly-owned subsidiary of BOA, merged into BACAP. At that time, the combined investment advisor was then renamed Columbia Management Advisors, LLC.

Columbia receives an investment advisory fee, calculated daily and payable monthly at the annual rate of 0.15% of each Fund's average daily net assets.

Administration fee: Columbia provides administrative and other services to the Funds. Prior to August 22, 2005, BACAP Distributors, LLC, a wholly-owned subsidiary of BOA, served as the administrator to the Funds under the same fee structure. Bank of New York ("BNY") serves as the sub-administrator to the Funds.

Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly at the maximum annual rate of 0.10% of each Fund's average daily net assets. For the six months ended September 30, 2005, Columbia earned an annual rate of 0.06% of the Funds' average daily net assets (net of waivers and sub-administration fees) for its administration services.

Transfer agent fee: Columbia Management Services, Inc. (the "Transfer Agent"), formerly known as Columbia Fund Services, Inc., an affiliate of Columbia and a wholly-owned subsidiary of BOA, provides shareholder services to the Funds. The Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Prior to August 22, 2005, PFPC Inc. ("PFPC") served as the transfer agent for the Funds' shares and BOA served as the sub-transfer agent for the Capital Class Shares and Trust Class Shares of the Funds. On August 22, 2005, Columbia Funds Services, Inc. was renamed Columbia Management Services, Inc.

Effective August 22, 2005, for accounts other than omnibus accounts, the Transfer Agent receives a fee, paid monthly, at an annual rate of $15.23 per open account. For omnibus accounts, the Transfer agent receives a fee at the maximum annual rate of 0.11% of the net assets within each omnibus account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to August 22, 2005, BOA was entitled to receive from PFPC a fee equal to the costs incurred by BOA in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Capital Class Shares and Trust Class Shares of each Fund. These amounts are included in "Transfer agent fees'' on the Statements of Operations. For the period ended August 22, 2005, BOA earned sub-transfer agent fees from the Funds as follows:

Fund	Sub-Transfer Agent Fee
Columbia Cash Reserves	$84,149
Columbia Money Market Reserves	4,312
Columbia Treasury Reserves	9,457
Columbia Government Reserves	4,233
Columbia Municipal Reserves	10,330
Columbia Tax-Exempt Reserves	29,510
Columbia California Tax-Exempt Reserves	4,825
Columbia New York Tax-Exempt Reserves	157

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Underwriting discounts, service and distribution fee: Columbia Management Distributors, Inc. (the "Distributor") serves as distributor of the Funds' shares. Prior to August 22, 2005, BACAP Distributors, LLC, a wholly-owned subsidiary of BOA, served as the distributor of the Funds' shares, under the same fee structure. On August 22, 2005, BACAP Distributors merged into Columbia Funds Distributor, Inc., an affiliate of BACAP and a wholly-owned subsidiary of BOA. Columbia Funds Distributor, Inc, was then renamed Columbia Management Distributors, Inc.

For the six months ended September 30, 2005, the Distributor has retained net underwriting discounts and net contingent deferred sales charge ("CDSC") fees as follows:

	Contingent Deferred Sales Charge
Fund	Investor	Class A	Class B	Class C
Columbia Cash Reserves	$-	$-	$34,436	$-
Columbia Money Market Reserves	-	-	21,117	-
Columbia Treasury Reserves	-	-	61	-
Columbia Government Reserves	-	-	-	-
Columbia Municipal Reserves	-	-	65	-
Columbia Tax-Exempt Reserves	-	-	-	-
Columbia California Tax-Exempt Reserves	-	-	-	-
Columbia New York Tax-Exempt Reserves	-	-	-	-

The Trust has adopted distribution plans ("Distribution Plans") for Liquidity Class Shares, Market Class Shares, Daily Class Shares, Investor Class Shares, Class A Shares, Class B Shares, Class C Shares and Service Class Shares of the Funds. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans'') for the Liquidity Class Shares, Adviser Class Shares, Market Class Shares, Daily Class Shares, Investor Class Shares, Class A Shares, Class B Shares, Class C Shares, Service Class Shares and Marsico Shares of the Funds. The Servicing Plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents.

The Trust also has adopted shareholder administration plans ("Administration Plans'') for the Class A Shares, Class B Shares, Class C Shares, Trust Class Shares, Marsico Shares and Institutional Class Shares of the Funds. Under the Administration Plans, a Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided by the servicing agents to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate (after fee waivers)	Plan Limit
Distribution Plans:
Liquidity Class Shares	0.15%*	0.25%**
Investor Class and Class A Shares	0.10%	0.10%
Market Class Shares	0.20%	0.20%
Daily Class Shares	0.35%	0.35%
Service Class Shares	0.55%	0.55%
Class B and Class C Shares	0.75%	0.75%
Servicing Plans:
Liquidity Class Shares	0.15%*	0.25%**
Adviser Class, Investor Class, Market Class, Daily Class, Service Class, Class A, Class B, Class C and Marsico Shares	0.25%	0.25%
Administration Plans:
Trust Class, Class A, Class B, Class C and Marsico Shares	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through July 31, 2006 as a percentage of each Fund's Liquidity Class Shares average daily net assets at an annual rate of 0.10%, not to exceed an annual combined waiver of 0.10%.

Notes to financial statements (continued)  September 30, 2005 (unaudited)

**  To the extent that any Liquidity Class Shares of the Funds make payments pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of any such Fund's Liquidity Class Shares.

Under the Distribution Plan for the Liquidity Class Shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class Shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Expense limits and fee reimbursements: Columbia and/or the Distributor have contractually agreed to waive fees and/or reimburse expenses through July 31, 2006 to the extent that total expenses (excluding interest expense and shareholder servicing and distribution fees) exceed the annual rate of 0.20% of each Fund's average daily net assets.

Columbia and/or the Distributor are entitled to recover from the Funds any fees waived or expenses reimbursed by Columbia and/or the Distributor during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

At September 30, 2005, the amounts potentially recoverable by Columbia and/or the Distributor pursuant to this arrangement are as follows:

	Amount of potential recovery expiring				Total potential	Amount recovered during the period ended
Fund	3/31/09	3/31/08	3/31/07	3/31/06	recovery	9/30/05
Columbia Cash Reserves	$16,720,772	$34,904,875	$40,691,765	$41,801,556	$134,118,968	$-
Columbia Money Market Reserves	3,692,867	6,835,699	8,258,169	7,901,140	26,687,875	-
Columbia Treasury Reserves	3,386,309	6,279,401	6,498,721	6,180,619	22,345,050	-
Columbia Government Reserves	1,438,099	2,818,040	3,129,314	3,046,272	10,431,726	-
Columbia Municipal Reserves	2,128,891	4,109,837	2,700,355	1,982,384	10,921,468	-
Columbia Tax-Exempt Reserves	1,273,742	2,442,542	2,014,609	1,996,391	7,727,284	-
Columbia California Tax-Exempt Reserves	940,758	1,624,369	1,512,909	1,496,692	5,574,727	-
Columbia New York Tax-Exempt Reserves	157,634	294,863	135,951	371,623	960,071	-

Fees paid to officers and trustees: With the exception of one officer, all officers of the Funds are employees of Columbia or its affiliates and received no compensation from the Funds. The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer position. Each Fund's fee will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves (formerly Nations Treasury Reserves) another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees'' on the Statements of operations. The liability for the deferred compensation plan is included in "Trustees' fees'' on the Statements of assets and liabilities.

Custody credits: Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves and Columbia Government Reserves each have an agreement with BNY under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Other: Certain other affiliated Columbia Funds have made daily investments of cash balances in Columbia Cash Reserves and Columbia Tax-Exempt Reserves pursuant to an exemptive order received from the Securities and Exchange Commission. At September 30, 2005, approximately 1.04% of the net assets of the Columbia Tax-Exempt Reserves were held by other affiliated Columbia Funds. The fees earned by Columbia from such investments are included on its Statements of operations as "Investment advisory fee'' and "Administration fee''.

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Note 5.  Line of credit

The Trust, on behalf of the Funds, participates in a $500 million uncommitted line of credit provided by State Street Bank and Trust Company under a letter agreement dated as of May 13, 2005, as amended effective as of August 30, 2005 (the "Agreement''). Advances under the Agreement are available for short term liquidity and other temporary or emergency purposes. BACAP is responsible for the payment of interest on advances and certain specified expenses under the Agreement. Each participating Fund is subject to sublimits on maximum borrowings under the Facility.

Prior to August 30, 2005, Trust participated with other affiliated funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "LOC Agreement''). Advances under the LOC Agreement were taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings was payable at a specified Federal Funds Rate plus 0.50% on an annualized basis. Each participating fund maintained a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the LOC Agreement of no less than 4 to 1.

For the six months ended September 30, 2005, the Funds did not borrow under these arrangements.

Note 6.  Shares of Beneficial Interest

As of September 30, 2005, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity in these accounts may have a significant effect on the operations of the Funds. The numbers of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Cash Reserves	3	62.3%
Columbia Money Market Reserves	3	85.1%
Columbia Treasury Reserves	3	74.3%
Columbia Government Reserves	3	80.4%
Columbia Municipal Reserves	3	65.0%
Columbia Tax-Exempt Reserves	3	91.7%
Columbia California Tax-Exempt Reserves	2	20.1%
Columbia New York Tax-Exempt Reserves	2	9.8%

As of September 30, 2005, several of the Funds had shareholders that held greater than 5% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Cash Reserves	1	23.2%
Columbia Treasury Reserves	1	9.4%
Columbia Government Reserves	1	15.0%
Columbia Municipal Reserves	1	26.4%
Columbia California Tax-Exempt Reserves	1	66.2%
Columbia New York Tax-Exempt Reserves	1	84.7%

Note 7.  Disclosure of significant risks and contingencies

Legal Proceedings: On February 9, 2005, BACAP (which has since been renamed Columbia Management Advisors, LLC) ("Columbia") and BACAP Distributors (which has since merged into Columbia Management Distributors, Inc. (formerly Columbia Funds Distributor, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, Columbia and its affiliate, Banc of America Securities, LLC ("BAS") have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, the Columbia Group to reduce Columbia Funds, and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. The Columbia Group is currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and Independent Trustees and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under development. As such, any gain to the Columbia Funds or their shareholders can not be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly Nations Funds Trust) (the "Trust"), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including Columbia and the Distributor (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints.

One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names the Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Trust against BAC and others that asserts claims under federal securities laws and state common law. The Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against the Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Trust has filed a motion to dismiss that is pending. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

IMPORTANT INFORMATION ABOUT THIS REPORT

  Columbia Funds

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800-345-6611

Distributor

Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street
Boston MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Money Market Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the funds use to determine how to vote proxies and a copy of the funds' voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the funds voted proxies relating to portfolio securities is also available from the funds' website.

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A. merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

COLUMBIA FUNDS

Growth funds	Columbia Acorn Fund

Columbia Acorn Select

Columbia Acorn USA

Columbia Growth Stock Fund

Columbia Large Cap Growth Fund

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Marsico Mid Cap Growth Fund

Columbia Mid Cap Growth Fund

Columbia Small Cap Growth Fund I

Columbia Small Cap Growth Fund II

Columbia Small Company Equity Fund

Columbia Tax-Managed Growth Fund

Core funds	Columbia Common Stock Fund

Columbia Large Cap Core Fund

Columbia Small Cap Core Fund

Columbia Young Investor Fund

Value funds	Columbia Disciplined Value Fund

Columbia Dividend Income Fund

Columbia Large Cap Value Fund

Columbia Mid Cap Value Fund

Columbia Small Cap Value Fund I

Columbia Small Cap Value Fund II

Columbia Strategic Investor

Asset Allocation/ Hybrid funds	Columbia Asset Allocation Fund Columbia Asset Allocation Fund II

Columbia Balanced Fund

Columbia Liberty Fund

Columbia LifeGoalTM Balanced Growth Portfolio

Columbia LifeGoalTM Growth Portfolio

Columbia LifeGoalTM Income Portfolio

Columbia LifeGoalTM Income and Growth Portfolio

Columbia Thermostat Fund

Index funds	Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Index Fund

Columbia Mid Cap Index Fund

Columbia Small Cap Index Fund

Specialty funds	Columbia Convertible Securities Fund

Columbia Real Estate Equity Fund

Columbia Technology Fund

Columbia Utilities Fund

Global/ International funds	Columbia Acorn International Columbia Acorn International Select

Columbia Global Value Fund

Columbia Greater China Fund

Columbia International Stock Fund

Columbia International Value Fund

Columbia Marsico International Opportunities Fund

Columbia Multi-Advisor International Equity Fund

Columbia World Equity Fund

Taxable Bond funds	Columbia Conservative High Yield Fund

Columbia Core Bond Fund

Columbia Federal Securities Fund

Columbia High Income Fund

Columbia High Yield Opportunity Fund

Columbia Income Fund

Columbia Intermediate Bond Fund

Columbia Intermediate Core Bond Fund

Columbia Short Term Bond Fund

Columbia Strategic Income Fund

Columbia Total Return Bond

Columbia U.S. Treasury Index Fund

Tax-Exempt Bond funds	Columbia California Tax-Exempt Fund Columbia CA Intermediate Municipal Bond Fund

Columbia Connecticut Tax-Exempt Fund

Columbia CT Intermediate Municipal Bond Fund

Columbia FL Intermediate Municipal Bond Fund

Columbia GA Intermediate Municipal Bond Fund

Columbia High Yield Municipal Fund

Columbia Intermediate Municipal Bond Fund

Columbia MA Intermediate Municipal Bond Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia MD Intermediate Municipal Bond Fund

Columbia Municipal Income Fund

Columbia NC Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia NJ Intermediate Municipal Bond Fund

Columbia NY Intermediate Municipal Bond Fund

Columbia OR Intermediate Municipal Bond Fund

Columbia RI Intermediate Municipal Bond Fund

Columbia SC Intermediate Municipal Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Tax-Exempt Fund

Columbia Tax-Exempt Insured Fund

Columbia TX Intermediate Municipal Bond Fund

Columbia VA Intermediate Municipal Bond Fund

Money Market funds	Columbia Cash Reserves

Columbia CA Tax-Exempt Reserves

Columbia Government Reserves

Columbia Government Plus Reserves

Columbia MA Municipal Reserves

Columbia Money Market Reserves

Columbia Municipal Reserves

Columbia NY Tax-Exempt Reserves

Columbia Prime Reserves

Columbia Tax-Exempt Reserves

Columbia Treasury Reserves

Please consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. Contact us at 800-345-6611 for a prospectus which contains this and other important information about the fund. Read it carefully before you invest.

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A., merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

SHC-44/91203-0905 (11/05) 05/8509

Municipal Bond Funds

Semiannual report for the period ended
September 30, 2005

Columbia Short Term Municipal Bond Fund

Columbia Municipal Income Fund

Columbia CA Intermediate Municipal Bond Fund

Columbia FL Intermediate Municipal Bond Fund

Columbia GA Intermediate Municipal Bond Fund

Columbia MD Intermediate Municipal Bond Fund

Columbia NC Intermediate Municipal Bond Fund

Columbia SC Intermediate Municipal Bond Fund

Columbia TX Intermediate Municipal Bond Fund

Columbia VA Intermediate Municipal Bond Fund

A description of the policies and procedures that the funds use to determine how to vote proxies and a copy of the funds' voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the funds voted proxies relating to portfolio securities is also available from the funds' website.

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds'
Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of Columbia Funds. This material must be preceded or accompanied by a current Columbia Funds prospectus.

Columbia Management Advisors, Inc. combined with Banc of America Capital Management, LLC on September 30, 2005. At that time, the newly combined advisor underwent a name change to Columbia Management Advisors, LLC and will continue to operate as a SEC registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

On August 22, 2005, BACAP Distributors, LLC and Columbia Funds Distributor, Inc., members NASD, SIPC, merged to form Columbia Management Distributors, Inc. Columbia Funds are distributed by Columbia Management Distributors, Inc., which is a part of Columbia Management and an affiliate of Bank of America Corporation. Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios.

The views expressed in the President's Letter reflect current views. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President's Letter

Dear Shareholder:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan. We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.

Sincerely,

Christopher L. Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the legal and compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004.

Columbia Funds

Disclosure of Fund Expenses	3

Investment portfolios	23

Statements of assets and liabilities	80

Statements of operations	82

Statements of changes in net assets	84

Schedules of capital stock activity	88

Financial highlights	92

Notes to financial statements	112

Columbia Short Term Municipal
Bond Fund

(formerly Nations Short-Term Municipal Income Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,009.98	1,021.81	3.28	3.29	0.65
Class B	1,000.00	1,000.00	1,006.22	1,018.05	7.04	7.08	1.40
Class C	1,000.00	1,000.00	1,006.32	1,018.05	7.04	7.08	1.40
Class Z	1,000.00	1,000.00	1,011.28	1,023.06	2.02	2.03	0.40

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Advisor and/or Administrator not reimbursed a portion of expenses, total return would have been reduced.

3

Columbia Short Term Municipal
Bond Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

4

Columbia Municipal
Income Fund

(formerly Nations Municipal Income Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,027.02	1,020.81	4.32	4.31	0.85
Class B	1,000.00	1,000.00	1,023.21	1,017.05	8.12	8.09	1.60
Class C	1,000.00	1,000.00	1,023.21	1,017.05	8.12	8.09	1.60
Class Z	1,000.00	1,000.00	1,028.28	1,022.06	3.05	3.04	0.60

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Advisor and/or Administrator not reimbursed a portion of expenses, total return would have been reduced.

5

Columbia Municipal
Income Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

6

Columbia California Intermediate Municipal Bond Fund

(formerly Nations California Intermediate Municipal Bond Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,018.20	1,021.31	3.79	3.80	0.75
Class B	1,000.00	1,000.00	1,015.49	1,017.55	7.58	7.59	1.50
Class C	1,000.00	1,000.00	1,015.49	1,017.55	7.58	7.59	1.50
Class Z	1,000.00	1,000.00	1,020.61	1,022.56	2.53	2.54	0.50

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Advisor and/or Administrator not reimbursed a portion of expenses, total return would have been reduced.

7

Columbia California Intermediate Municipal Bond Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

8

Columbia Florida Intermediate
Municipal Bond Fund

(formerly Nations Florida Intermediate Municipal Bond Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,020.71	1,021.31	3.80	3.80	0.75
Class B	1,000.00	1,000.00	1,016.90	1,017.55	7.58	7.59	1.50
Class C	1,000.00	1,000.00	1,016.90	1,017.55	7.58	7.59	1.50
Class Z	1,000.00	1,000.00	1,021.91	1,022.56	2.53	2.54	0.50

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Advisor and/or Administrator not reimbursed a portion of expenses, total return would have been reduced.

9

Columbia Florida Intermediate
Municipal Bond Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

10

Columbia Georgia Intermediate
Municipal Bond Fund

(formerly Nations Georgia Intermediate Municipal Bond Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,020.71	1,021.31	3.80	3.80	0.75
Class B	1,000.00	1,000.00	1,016.90	1,017.55	7.58	7.59	1.50
Class C	1,000.00	1,000.00	1,016.90	1,017.55	7.58	7.59	1.50
Class Z	1,000.00	1,000.00	1,022.01	1,022.56	2.53	2.54	0.50

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Advisor and/or Administrator not reimbursed a portion of expenses, total return would have been reduced.

11

Columbia Georgia Intermediate
Municipal Bond Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

12

Columbia Maryland Intermediate Municipal Bond Fund

(formerly Nations Maryland Intermediate Municipal Bond Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,016.80	1,021.31	3.79	3.80	0.75
Class B	1,000.00	1,000.00	1,012.99	1,017.55	7.57	7.59	1.50
Class C	1,000.00	1,000.00	1,012.99	1,017.55	7.57	7.59	1.50
Class Z	1,000.00	1,000.00	1,018.10	1,022.56	2.53	2.54	0.50

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Advisor and/or Administrator not reimbursed a portion of expenses, total return would have been reduced.

13

Columbia Maryland Intermediate Municipal Bond Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

14

Columbia North Carolina Intermediate Municipal Bond Fund

(formerly North Carolina Intermediate Municipal Bond Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,020.31	1,021.31	3.80	3.80	0.75
Class B	1,000.00	1,000.00	1,016.50	1,017.55	7.58	7.59	1.50
Class C	1,000.00	1,000.00	1,016.39	1,017.55	7.58	7.59	1.50
Class Z	1,000.00	1,000.00	1,020.61	1,022.56	2.53	2.54	0.50

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Advisor and/or Administrator not reimbursed a portion of expenses, total return would have been reduced.

15

Columbia North Carolina Intermediate Municipal Bond Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

16

Columbia South Carolina Intermediate Municipal Bond Fund

(formerly Nations South Carolina Intermediate Municipal Bond Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,022.71	1,021.31	3.80	3.80	0.75
Class B	1,000.00	1,000.00	1,019.90	1,017.55	7.60	7.59	1.50
Class C	1,000.00	1,000.00	1,018.90	1,017.55	7.59	7.59	1.50
Class Z	1,000.00	1,000.00	1,025.02	1,022.56	2.54	2.54	0.50

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Advisor and/or Administrator not reimbursed a portion of expenses, total return would have been reduced.

17

Columbia South Carolina Intermediate Municipal Bond Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

18

Columbia Texas Intermediate
Municipal Bond Fund

(formerly Nations Texas Intermediate Municipal Bond Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,021.31	1,021.31	3.80	3.80	0.75
Class B	1,000.00	1,000.00	1,017.50	1,017.55	7.59	7.59	1.50
Class C	1,000.00	1,000.00	1,016.70	1,017.55	7.58	7.59	1.50
Class Z	1,000.00	1,000.00	1,022.61	1,022.56	2.54	2.54	0.50

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Advisor and/or Administrator not reimbursed a portion of expenses, total return would have been reduced.

19

Columbia Texas Intermediate
Municipal Bond Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

20

Columbia Virginia Intermediate
Municipal Bond Fund

(formerly Nations Virginia Intermediate Municipal Bond Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,018.50	1,021.31	3.80	3.80	0.75
Class B	1,000.00	1,000.00	1,014.69	1,017.55	7.58	7.59	1.50
Class C	1,000.00	1,000.00	1,014.69	1,017.55	7.58	7.59	1.50
Class Z	1,000.00	1,000.00	1,019.70	1,022.56	2.53	2.54	0.50

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Advisor and/or Administrator not reimbursed a portion of expenses, total return would have been reduced.

21

Columbia Virginia Intermediate
Municipal Bond Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

22

Columbia Short Term Municipal Bond Fund

Investment portfolio  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Municipal bonds - 98.2%
	Education - 6.4%
	Education - 5.1%
2,855,000	GA Private Colleges & Universities Authority Revenue, Emory University Project, Series 2002 A, 5.000% 09/01/06	2,910,330
5,700,000	IL Educational Facilities Authority Revenue, National Louis University, Series 1999 A, LOC: America National Bank & Trust 2.760% 06/01/29	5,700,000
5,330,000	MI Oakland University of Michigan Revenue, Series 2001, Insured: FGIC 2.790% 03/01/31	5,330,000
2,800,000	NC University of North Carolina, Series 2002 B, 5.000% 12/01/06	2,868,432
8,450,000	PA Chester County Industrial Development Authority Revenue, Malvern Prep School Project, Series 2001, LOC: First Union National Bank 2.800% 04/01/31	8,450,000
1,030,000	PA State Higher Educational Facilities Revenue, Drexel University Project, Series 2003, 5.000% 05/01/08	1,072,848
4,425,000	SC University of South Carolina Athletic Facilities Revenue, Series 2005, 3.500% 03/16/06	4,433,275
1,100,000	TX Tech University Revenue, Financing Systems, Seventh Series, Insured: MBIA 5.250% 08/15/09	1,178,826
	TX University of Texas Revenue Refunding, Permian University Project, Series 2002 A:
4,000,000	5.000% 07/01/06	4,063,120
3,500,000	5.000% 07/01/08	3,670,240
		39,677,071
	Prep school - 1.0%
2,840,000	DC Private Schools Revenue, Field School Project, Series 2001 A, LOC: First Union National Bank 2.750% 07/01/31	2,840,000
5,000,000	TX Red River Authority Education Financing Revenue, Parish Day School Project, Series 2001 A, LOC: Allied Irish Bank PLC 3.100% 12/01/31	4,937,950
		7,777,950

Par ($)		Value ($)
	Student loan - 0.3%
2,500,000	AK Student Loan Corporation, Student Loan Revenue, Series 1999 A, AMT, Insured: AMBAC 4.900% 07/01/08	2,596,825
		50,051,846
	Health care - 3.8%
	Health services - 0.2%
1,500,000	MN Minneapolis & St. Paul Housing & Redevelopment Authority Revenue, Health Care Systems, Health Partners Obligation Group Project, Series 2003, 4.500% 12/01/07	1,534,635
	Hospitals - 3.4%
	AZ University Medical Center Corporation, Hospital Revenue, Refunding, Series 2004:
700,000	5.000% 07/01/06	709,002
300,000	5.000% 07/01/07	308,136
1,700,000	FL Escambia County Health Facilities Authority Revenue, Ascension Health Credit Project, Series 2003 A, 5.000% 11/15/07	1,762,135
950,000	GA Gainesville & Hall County Hospital Authority Revenue Refunding, Hospital Authority Revenue Refunding Northeast Georgia Health System, Inc. Project, Series 2000, 4.000% 05/15/07	958,845
	MI State Hospital Finance Authority Revenue, Ascension Health Credit Project:
1,000,000	Series 1999 B, Mandatory Put 11/15/05 @ 100, 5.200% 11/15/33	1,002,790
1,800,000	Mandatory Put 11/15/06 @ 100, 5.300% 11/15/33	1,844,712
	MO State Health & Educational Facilities Authority Revenue, Saint Lukes Episcopal-Presbyterian Hospital Project, Series 2001, Insured: FSA:
2,250,000	3.850% 12/01/05	2,253,600
2,470,000	4.000% 12/01/06	2,498,010
4,000,000	SSM Health Care Project, Series 2002 A, 5.000% 06/01/07	4,113,520
1,675,000	NC Medical Care Commission Health System Revenue, Mission St. Josephs Health System, Series 2001, 5.000% 10/01/08	1,757,242

See Accompanying Notes to Financial Statements.

23

Columbia Short Term Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Hospitals - (continued)
660,000	NC Medical Care Commission Hospital Revenue, Halifax Regional Medical Center, Inc. Project, Series 1998, 4.600% 08/15/06	662,732
2,900,000	NM State Hospital Equipment Loan Council Revenue, Presbyterian Healthcare Project, Series 2001 A, 4.600% 08/01/08	2,983,955
	SC Florence County Hospital Revenue, McLeord Regional Medical Center Project:
1,330,000	Series 1998 A, Insured: MBIA 5.500% 11/01/07	1,394,705
1,155,000	Series 2004 A, Insured: FSA 5.000% 11/01/09	1,229,451
2,000,000	TX Harris County Health Facilities Development Corporation Revenue, St. Luke's Episcopal Hospital Project, Series 2001 A, 5.250% 02/15/06	2,016,320
1,005,000	WI State Health & Educational Facilities Authority Revenue, Gundersen Lutheran Hospital Project, Series 2003 A, Insured: FSA 5.000% 02/15/07	1,030,477
		26,525,632
	Nursing homes - 0.2%
1,500,000	CO Health Facilities Authority Revenue, Evangelical Lutheran, Series 2004 B, 3.750% 06/01/34	1,491,555
		29,551,822
	Housing - 2.4%
	Multi-family - 1.0%
3,305,000	GA Clayton County Housing Authority Multi-Family Housing Revenue Refunding, Tara Court II Apartments Project, Series 2001, Mandatory Put 12/01/11 @100, Insured: FNMA 4.350% 12/01/31	3,406,563
4,800,000	MI State Housing Development Authority, Rental Housing Revenue, Series 2000 B, Insured: MBIA 2.730% 04/01/24	4,800,000
		8,206,563
	Single-family - 1.4%
5,000,000	ID Housing & Finance Association, Single-Family Mortgage Project, Series 2002 B-1, AMT, LOC: Bayerische Landesbank Girozentrale 2.840% 07/01/33	5,000,000

Par ($)		Value ($)
	Single-family - (continued)
800,000	IL Chicago Single-Family Mortgage Revenue, Series 2001, AMT, Insured: FNMA 2.830% 04/01/07	800,000
3,000,000	MA State Housing Finance Agency, Series 2003 O, AMT, 2.200% 12/01/06	2,950,380
2,000,000	OK Housing Development Authority Revenue Obligation, Lease Purchase Program, Series 2000 A, 5.100% 11/01/05	2,003,520
		10,753,900
		18,960,463
	Industrials - 5.5%
	Chemicals - 0.3%
2,440,000	TX Red River Authority Pollution Control Revenue Refunding, Hoechst Celanese Corporation Project, Series 1994, 5.200% 05/01/07	2,451,370
	Forest products & paper - 2.3%
2,000,000	AL Butler Industrial Development Board, Pollution Control Revenue Refunding, James River Project, Series 1993, 5.500% 12/01/05	2,004,580
2,740,000	SC Jobs Economic Development Authority Revenue, Shannon Forest Project, Series 2003, 2.770% 04/01/23	2,740,000
7,750,000	SC Richland County Environmental Improvement Revenue Refunding, International Paper Company Project, Series 2002 A, 4.250% 10/01/07	7,818,898
5,000,000	WI Kaukauna Pollution Control Revenue Refunding, International Paper Company Project, Series 1997 A, 5.150% 07/01/06	5,053,600
		17,617,078
	Manufacturing - 0.6%
2,000,000	GA Gwinnett County Industrial Development Authority Revenue, Maltese Signs, Inc. Project, Series 2000, LOC: SunTrust Bank 2.850% 02/01/15	2,000,000

See Accompanying Notes to Financial Statements.

24

Columbia Short Term Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Manufacturing - (continued)
	SC Jobs Economic Development Authority Revenue:
1,030,000	RBC Linear Precision Products Project, Series 1998, AMT, LOC: First Union National Bank 2.900% 09/01/19	1,030,000
	Valley Proteins, Inc. Project, Series 1995, AMT:
410,000	2.800% 04/01/10	410,000
1,600,000	2.800% 09/01/10	1,600,000
		5,040,000
	Oil, gas & consumable fuels - 2.3%
5,000,000	LA Calcasieu Parish Industrial Development Board, Pollution Control Revenue, Occidental Petroleum Project, Series 2001, 4.800% 12/01/06	5,060,600
1,000,000	LA State Offshore Term Authority, Deepwater Port Revenue Refunding, Loop LLC Project, Series 2003, Mandatory Put 09/01/08 @ 100, 4.000% 09/01/23	1,001,260
4,000,000	TX Gulf Coast Waste Disposal Authority, Environmental Facility Revenue Refunding, Occidental Chemical Corporation Project, Series 2001, 4.200% 11/01/06	4,029,160
8,350,000	WY Uinta County Pollution Control Refunding Revenue, Amoco Project, Remarketing 12/01/03, Series 1998, Mandatory Put 07/01/07 @ 100, 2.250% 07/01/26	8,177,990
		18,269,010
		43,377,458
	Other - 5.2%
	Other - 1.7%
15,000,000	NY Convention Center Operating Corp., Yale Building Project, Series 2003, (a)06/01/08	13,442,850
	Pool/bond bank - 0.4%
845,000	AK Municipal Bond Bank Authority Revenue, Series 2003 A, AMT, Insured: MBIA 3.500% 12/01/05	846,031
1,900,000	MI Municipal Bond Authority Revenue, Clean Water Revolving Fund Project, Series 2001, 5.000% 10/01/08	2,003,873
		2,849,904

Par ($)		Value ($)
	Refunded/escrowed(b) - 2.2%
2,010,000	AZ Maricopa County Unified High School District GO, Number 210 Phoenix, Unrefunded Balance, Series 2009, Pre-refunded 07/01/06, 5.000% 07/01/09	2,061,396
2,000,000	FL Jacksonville Sales Tax Revenue, River City Renaissance Project, Series 1995, Pre-refunded 10/01/05, Insured: FGIC 5.375% 10/01/18	2,020,140
1,975,000	FL Jea Water & Sewer Systems Revenue Refunding, Series 2002 B, Escrowed to Maturity, Insured: FSA 5.250% 10/01/07	2,063,282
	TX Austin Airport System Revenue, Series 1995 A, AMT, Pre-refunded 11/15/05, Insured: MBIA:
1,645,000	5.500% 11/15/06	1,682,341
355,000	5.500% 11/15/06	363,059
1,265,000	TX Austin Utilities Systems Revenue Refunding, Series 1992 A, Escrowed to Maturity, Insured: MBIA 6.000% 11/15/06	1,308,124
6,445,000	TX Keller Independent School District, GO, Series 1993, Pre-refunded 02/15/06, Insured: PSFG 5.500% 08/15/13	6,509,837
1,145,000	TX Midlothian Independent School District, GO, Series 1995, Escrowed to Maturity, Insured: PSFG (a)02/15/07	1,097,505
		17,105,684
	Tobacco - 0.9%
2,000,000	AL 21st Century Authority Tobacco Settlement Revenue, Series 2001, 5.250% 12/01/07	2,070,720
5,000,000	VA Tobacco Settlement Financing Corporation, Series 2005, 4.000% 06/01/13	5,030,650
		7,101,370
		40,499,808
	Resource recovery - 3.0%
	Disposal - 1.3%
3,000,000	AR State Development Finance Authority, Facilities Revenue, Waste Management, Inc. Project, Series 2001, AMT, Mandatory Put 08/01/06 @ 100, 2.850% 08/01/21	3,001,620

See Accompanying Notes to Financial Statements.

25

Columbia Short Term Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Disposal - (continued)
	SC Jobs Economic Development Authority Revenue Refunding:
2,000,000	Republic Services, Inc. Project, Series 2004, AMT, Mandatory Put 04/01/07 @ 100, 3.250% 04/01/34	1,982,360
5,500,000	Waste Management South Carolina, Inc. Project, Series 2001, AMT, Mandatory Put 11/01/07 @ 100, 3.300% 11/01/16	5,482,290
		10,466,270
	Resource recovery - 1.7%
2,750,000	MI State Strategic Fund Solid Waste Disposal Revenue Refunding, Waste Management, Inc. Project, Series 2002, AMT, Mandatory Put 12/01/05 @ 100, 4.200% 12/01/12	2,753,053
3,000,000	MS Business Finance Corporation Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series 2004, AMT, Mandatory Put 03/01/09 @ 100, 3.350% 03/01/29	2,893,260
3,650,000	NY State Environmental Facilities Corporation, Solid Waste Disposal Revenue Waste Management, Inc. Project Series 2002 A, AMT, Mandatory Put 05/01/06 @ 100, 2.900% 05/01/12	3,637,407
4,000,000	VA Fairfax County Economic Development Authority, Resource Recovery Revenue Refunding Series 1998 A, AMT, Insured: AMBAC 5.950% 02/01/07	4,144,200
		13,427,920
		23,894,190
	Tax-backed - 39.3%
	Local appropriated - 1.1%
1,000,000	NC Charlotte Certificates of Participation, Equipment Acquisition Project, Series 2003 C, 5.000% 03/01/07	1,027,800
	NC Fayetteville Installment Payment Revenue, Municipal Building Project, Series 2005, Insured: MBIA:
1,240,000	4.000% 02/01/07	1,256,777
1,465,000	4.000% 02/01/08	1,494,549
1,285,000	NC Lincoln County Certificates of Participation, Series 2003, Insured: FSA 4.500% 06/01/07	1,316,046
1,125,000	NC Rutherford County Certificates of Participation, Series 2002, Insured: AMBAC 4.500% 09/01/06	1,141,706

Par ($)		Value ($)
	Local appropriated - (continued)
1,545,000	NC Winston Salem Certificates of Participation, Risk Acceptance Management Corporation Project Series 1988, 2.790% 07/01/09	1,545,000
	SC Newberry County School Improvements Revenue, Investing in Newberry County School District Project:
300,000	4.000% 12/01/08	303,078
600,000	5.000% 12/01/09	628,032
		8,712,988
	Local general obligations - 16.8%
4,890,000	AK Anchorage GO, Series 2002 A, Insured: MBIA 4.000% 06/01/06	4,926,430
	AK North Slope Borough GO:
10,700,000	Series 1996, Insured: MBIA (a)06/30/07	10,132,258
1,500,000	Series 2000 B, Insured: MBIA (a)06/30/06	1,468,605
1,500,000	Series 2001 A, Insured: MBIA (a)06/30/07	1,420,410
2,100,000	AL Hoover GO, Series 2003, Insured: MBIA 5.000% 03/01/08	2,190,615
1,030,000	AZ Maricopa County School District Number 014 Creighton GO, Unrefunded Balance, School Improvement Project, Series 1991 C, Insured: FGIC 7.875% 07/01/06	1,067,739
2,925,000	AZ Maricopa County Unified School District Number 97, GO Refunding, Series 2003, Insured: FGIC 5.000% 07/01/07	3,025,562
5,225,000	AZ Phoenix GO Refunding, Series 1993 A, 5.300% 07/01/06	5,320,617
1,000,000	CO Denver City & County Board Water Commission Refunding Revenue, Series 2001 B, 5.000% 09/01/06	1,019,290
6,500,000	FL Flagler County School District Tax Anticipation Notes, Series 2005, 3.000% 06/15/06	6,504,680
2,000,000	GA Coweta County School District GO, Series 2002, State Aid Withholding, 5.000% 08/01/07	2,071,840
1,200,000	GA Coweta County School District Sales Tax GO, Series 2002, State Aid Withholding, 4.000% 08/01/07	1,221,828
2,120,000	GA Downtown Savannah Authority Revenue Refunding, Series 2005, 4.000% 01/01/09	2,173,233
2,600,000	GA Fayette County School District GO, Series 2001, State Aid Withholding, 5.250% 03/01/09	2,773,264

See Accompanying Notes to Financial Statements.

26

Columbia Short Term Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Local general obligations - (continued)
3,000,000	GA Houston County School District GO, Series 2002, State Aid Withholding, 4.000% 09/01/06	3,030,750
	IL Chicago GO,
5,000,000	Capital Appreciation, Central Loop Project, Series 2003 A, Insured: XLCA (a)12/01/08	4,501,950
2,300,000	Tender Notes, Series 2004, Mandatory Put 12/08/05 @ 100, LOC: State Street Bank & Trust Co. 2.200% 01/27/06	2,293,974
2,000,000	IL Chicago Metropolitan Water Reclamation District, Greater Chicago Capital Improvement Bonds, Series 2002 D, 5.000% 12/01/07	2,081,740
	IL Cook County GO Refunding:
4,545,000	Series 2003 B, Insured: MBIA 5.000% 11/15/07	4,727,300
1,885,000	High School District No 209 Proviso Township, Series 2004, Insured: FSA 1.000% 12/01/09	1,755,859
5,580,000	High School District Number 211 Palatine and Schaumb Township, Series 2001, 5.000% 12/01/05	5,600,479
1,400,000	IL Evanston GO Refunding, Series 2002 C, 5.000% 01/01/06	1,407,756
1,000,000	IL Schaumberg GO, Series 2002 A, 5.000% 01/01/07	1,025,240
7,110,000	LA New Orleans GO, Public Improvement, Series 1997 A, Insured: AMBAC (a)09/01/07	6,612,798
2,200,000	MN Minneapolis GO, Convention Center Project, Series 2002, 4.000% 12/01/07	2,248,730
3,000,000	NJ Essex County GO Refunding, Series 1996 A-1, Insured: FGIC 6.000% 11/15/07	3,182,880
3,300,000	NV Clark County GO Refunding, School District, Series 1996, Insured: FGIC 4.750% 06/15/09	3,370,587
2,000,000	NV Las Vegas GO Refunding, Tax & Sewer, Series 2002 B, 4.000% 01/01/08	2,037,060
1,565,000	OK Moore GO, Refunding, Series 1999, Insured: MBIA 6.000% 04/01/08	1,631,841

Par ($)		Value ($)
	Local general obligations - (continued)
6,600,000	PA Berks County GO, Series 2002, Insured: MBIA 2.720% 11/01/23	6,600,000
3,000,000	PA Philadelphia GO Refunding, School District, Series 1998 B, Insured: MBIA 5.000% 10/01/06	3,062,130
1,335,000	TN Franklin GO Refunding, Special School District, Series 2002, 4.500% 06/01/06	1,349,578
1,125,000	TN Maury County GO, Series 2004 A, Insured: MBIA 4.000% 04/01/08	1,149,750
2,700,000	TN Metropolitan Government Nashville & Davidson County GO Refunding, Public Improvement, Series 2004, 5.000% 11/15/07	2,811,699
	TX Austin GO Refunding:
3,000,000	Public Improvement, Series 2001, 5.250% 09/01/08	3,172,020
4,110,000	Series 2001, 5.250% 09/01/08	4,345,667
	TX Carrollton GO Refunding, Farmers Branch Independent School District:
1,555,000	Series 1993, (a)02/15/07	1,489,084
1,245,000	Series 2000, Insured: PSFG 5.000% 02/15/07	1,278,080
1,330,000	TX Fort Bend GO, Independent School District, Series 2002, Insured: PSFG 5.000% 08/15/07	1,376,989
1,725,000	TX Socorro GO Refunding, Independent School District, Series 2002, Insured: PSFG 5.000% 08/15/06	1,756,102
2,000,000	TX Tarrant County GO Refunding, Series 2004, 4.000% 07/15/09	2,054,100
4,220,000	WA King County GO, School District Number 408 Auburn, Series 1992 A, 6.375% 12/01/06	4,306,763
	WI Milwaukee GO Refunding:
2,080,000	Series 2002 W, Insured: FSA 4.500% 03/15/09	2,166,029
2,070,000	Series 2002, Insured: FSA 5.000% 09/01/07	2,145,555
1,695,000	WI Oshkosh GO Refunding, Area School District, Series 1996 B, Insured: MBIA 4.900% 03/01/06	1,709,458
		131,598,319

See Accompanying Notes to Financial Statements.

27

Columbia Short Term Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Special non-property tax - 5.6%
1,000,000	AL State Public School & College Authority Revenue, Series 1996, Insured: MBIA 5.250% 11/01/05	1,002,060
6,250,000	AZ State Transportation Board Excise Tax Revenue, Maricopa County Regional Area Road Fund Project, Series 2002, 5.000% 12/15/05	6,278,500
1,370,000	AZ State Transportation Board Highway Revenue Refunding, Series 1993 A, 5.000% 07/01/09	1,456,981
2,370,000	CO Regional Transportation District, Sales Tax Revenue Refunding, Series 2003 A, Insured: FSA 5.000% 11/01/07	2,464,942
2,000,000	CT State Special Tax Obligation, Transportation Infrastructure Project, Series 1993 A, 5.375% 09/01/08	2,125,040
5,000,000	FL Jea St. Johns River Power Park Systems Revenue Refunding, Series 2002, 5.000% 10/01/06	5,102,550
4,250,000	FL Pinellas County Capital Improvement Revenue, Series 2000, 4.500% 01/01/06	4,268,233
3,000,000	FL Tampa Utility Tax & Special Revenue Refunding, Series 2001, Insured: AMBAC 6.000% 10/01/05	3,000,270
3,680,000	MD State Economic Development Corporation Lease Revenue, Maryland Aviation Administration Facilities, Series 2003, AMT, Insured: FSA 5.000% 06/01/07	3,794,558
2,000,000	MI State Trunk Line Capital Appreciation Revenue, Series 1992 A, Insured: AMBAC (a)10/01/05	1,999,840
5,000,000	NM State Severance Tax Revenue, Series 2002, 5.000% 07/01/07	5,170,150
7,000,000	NV State Highway Improvement Revenue, Series 2000 A, 5.000% 12/01/08	7,375,060
		44,038,184
	Special property tax - 0.8%
6,185,000	GA De Kalb County Special Recreation Tax District GO, Series 2001, 5.000% 12/01/06	6,338,326

Par ($)		Value ($)
	State appropriated - 5.2%
3,085,000	AL Montgomery Downtown Redevelopment Authority Lease Revenue Refunding, State of Alabama Project, Series 2002, Insured: MBIA 5.000% 10/01/07	3,200,410
1,550,000	IN State Office Building Commission Facilities Revenue, Indiana State Museum Facility, Series 2003, Insured: MBIA 5.000% 07/01/07	1,601,134
5,765,000	MO State Board of Public State Office Buildings, Special Obligation Revenue Refunding, Series 2001 B, 4.000% 12/01/05	5,776,818
2,070,000	NC Infrastructure Finance Corporation, Lease Purchase Revenue, Correctional Facilities Project, Series 2003, 5.000% 10/01/06	2,113,491
4,000,000	OH State Building Authority Revenue, Arts Facilities Building Project, Series 1996, 5.000% 10/01/06	4,083,240
10,000,000	OH State Higher Educational Capital Facilities Revenue, Series 2002 II-A, 5.000% 12/01/07	10,415,100
5,000,000	OH State Public Facilities Commission Revenue, Higher Education Capital Facilities Project, Series 1996 II-A, Insured: MBIA 4.375% 11/01/05	5,006,750
5,635,000	VA Commonwealth Transportation Board, Federal Highway Reimbursement Notes Revenue, Series 2002, 4.000% 10/01/05	5,635,169
	VA Port Authority Port Facility Revenue, Series 2003, AMT, Insured: MBIA:
1,120,000	4.000% 07/01/09	1,144,629
1,015,000	5.000% 07/01/07	1,048,312
1,065,000	5.000% 07/01/08	1,113,362
		41,138,415
	State general obligations - 9.8%
	FL State Board of Education GO:
2,195,000	Series 2003 D, 5.000% 06/01/07	2,267,216
2,000,000	Series 2003 I, 5.000% 06/01/08	2,096,920
2,500,000	HI State GO Refunding, Series 2002 CY, Insured: FSA 5.250% 02/01/07	2,574,125

See Accompanying Notes to Financial Statements.

28

Columbia Short Term Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	State general obligations - (continued)
	IL State:
5,205,000	GO Refunding, Series 2001, Insured: FSA 5.250% 10/01/06	5,326,068
	GO, Series 2001:
4,500,000	5.000% 11/01/05	4,508,370
1,680,000	5.000% 05/01/07	1,731,442
5,000,000	LA State, GO Refunding, Series 2005 A, Insured: MBIA 5.000% 08/01/08	5,229,100
	MS State GO Refunding, Gaming County Highway Improvements Project:
6,750,000	Series 2001 B, 5.000% 10/01/06	6,879,668
2,000,000	Series 1996, 5.100% 12/01/09	2,039,840
5,915,000	NM State GO Refunding, Series 2001 B, 5.000% 09/01/06	6,029,633
	OR State, Pension GO, Series 2003:
2,055,000	3.312% 06/01/07	2,013,715
2,000,000	3.742% 06/01/08	1,958,640
2,270,000	PA State GO Refunding, First Series, 5.000% 01/15/09	2,398,550
7,375,000	PR Commonwealth GO Refunding, Public Improvement, Series 2003 C, Mandatory Put 07/01/08 @ 100, 5.000% 07/01/18	7,668,451
	PR Public Buildings Authority Revenue, Guaranteed Government Facilities:
6,470,000	Series 2002 C, 5.250% 07/01/08	6,795,570
3,000,000	Series 2004 K, 4.500% 07/01/22	3,052,740
5,000,000	TX State GO Refunding, Series 1992 A, 8.000% 10/01/07	5,475,300
1,000,000	TX State Public Finance Authority GO Refunding, Series 1997, 5.250% 10/01/09	1,048,680
1,500,000	WA State GO Refunding, Series 2002 R-A, 5.000% 09/01/06	1,528,620
3,655,000	WA State GO, Series 2001 B, 5.000% 09/01/06	3,724,737
2,250,000	WI State GO Refunding, Series 1993, 4.900% 11/01/06	2,297,790
		76,645,175
		308,471,407
	Transportation - 12.2%
	Air transportation - 2.1%
	OH Dayton Facilities Revenue Funding:
2,000,000	Series 1993, 6.050% 10/01/09	2,184,260
3,000,000	Air Freight Corporation Project, Series 1993 F, 6.050% 10/01/09	3,276,390

Par ($)		Value ($)
	Air transportation - (continued)
2,575,000	OH Dayton Special Facilities Revenue, Air Freight Corporation Project, Series 1988 D, AMT, 6.200% 10/01/09	2,822,895
7,710,000	TN Memphis Shelby County Airport Authority Special Facilities Revenue Refunding, Federal Express Corporation Project, Series 2001, 5.000% 09/01/09	8,068,592
		16,352,137
	Airports - 5.0%
2,275,000	CO Denver City & County Airport Revenue Refunding, Series 2001 D, AMT, Insured: FSA 5.000% 11/15/05	2,280,733
1,000,000	CO Denver Colorado City & County Special Facilities Airport Revenue, Rental Car Project, Series 1999 A, AMT, Insured: MBIA 5.500% 01/01/08	1,044,230
4,000,000	DC Metropolitan Washington District of Columbia Airports Authority Revenue, Virginia General Airport Project, Series 1997 B, AMT, Insured: FGIC 6.000% 10/01/06	4,114,480
4,000,000	FL Broward County Airport Systems Revenue Refunding, Series 2003 K, Insured: FGIC 5.000% 10/01/07	4,148,040
1,240,000	FL Greater Orlando Aviation Authority Revenue Refunding, Airport Facilities Project, Series 2002 C, Insured: MBIA 5.250% 10/01/07	1,291,869
	FL Miami-Dade County Aviation Revenue Refunding:
7,305,000	Series 1998 A, AMT, Insured: FGIC 5.250% 10/01/07	7,597,638
2,870,000	Series 2000-SG141, Societe Generale SpA, Insured: FGIC 2.780% 10/01/29	2,870,000
9,815,000	HI State Airports System Revenue, Series 2001, AMT, Insured: FGIC 5.000% 07/01/08	10,218,593
1,165,000	OK Tulsa Airports Improvement Trust General Revenue, Tulsa International Airport, Series 2004 A, AMT, Insured: FGIC 5.000% 06/01/09	1,224,217
1,405,000	TN Memphis-Shelby County Airport Authority Revenue Refunding, Series 2002, AMT, Insured: MBIA 4.000% 11/15/05	1,406,855
2,750,000	WA Seattle Port of Seattle Revenue, Series 2001 B, AMT, Insured: FGIC 5.500% 04/01/08	2,888,792
		39,085,447

See Accompanying Notes to Financial Statements.

29

Columbia Short Term Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Ports - 0.6%
	NY Port Authority, New York & New Jersey Revenue, Series 2004, AMT:
1,400,000	4.000% 12/01/06	1,415,008
1,600,000	4.000% 12/01/07	1,624,448
1,900,000	4.000% 12/01/08	1,931,616
		4,971,072
	Toll facilities - 3.6%
14,895,000	CO Public Highway Authority Revenue, Series 1997 B, Insured: MBIA (a)09/01/07	14,013,663
1,000,000	DE Transportation Authority System Revenue, Series 1998, Insured: FGIC 4.500% 07/01/09	1,043,380
5,000,000	LA State Transportation Authority Toll Revenue, Series 2005, 5.000% 09/01/09	5,259,200
2,450,000	TX Dallas Highway Authority Revenue Refunding, Series 2003 C, Mandatory Put 07/01/08 @ 100, Insured: FSA 5.000% 01/01/18	2,559,270
5,000,000	TX Harris County Toll Road Revenue, Series 2004 B-2, Insured: FGIC 5.000% 08/15/21	5,308,500
		28,184,013
	Transportation - 0.9%
2,100,000	AR State GO, Series 2001 A, 4.500% 08/01/06	2,128,644
4,500,000	SC Transition Infrastructure Bank Revenue, Series 1998 A, Insured: MBIA 5.000% 10/01/06	4,594,095
		6,722,739
		95,315,408
	Utilities - 20.4%
	Investor owned - 9.5%
7,000,000	FL Hillsborough County Industrial Development Authority, Pollution Control Revenue Refunding, Tampa Electric Company Project, Series 1993, AMT, Mandatory Put 08/01/07 @ 100, 4.250% 11/01/20	7,057,890
9,800,000	GA Burke County Development Authority, Pollution Control Revenue, Oglethorpe Power Corporation, Series 1993 A, Insured: FGIC 2.760% 01/01/16	9,800,000
3,750,000	GA Monroe County Development Authority, Pollution Control Revenue, Georgia Power Company Plant Scherer Project, Series 2001, Mandatory Put 12/01/08 @ 100, Insured: AMBAC 4.200% 01/01/12	3,836,100

Par ($)		Value ($)
	Investor owned - (continued)
	IN Rockport Pollution Control Revenue Refunding:
1,500,000	AEP Generating Company Project, Series 1995 A, Mandatory Put 07/13/06 @ 100, Insured: AMBAC 4.050% 07/01/25	1,510,860
6,000,000	Series 1995 B, Mandatory Put 07/13/06 @ 100, Insured: AMBAC 4.050% 07/01/25	6,043,440
3,000,000	Indiana Michigan Power Company Project, Series 2003 C, Mandatory Put 10/01/06 @ 100, 2.625% 04/01/25	2,965,110
9,000,000	KS Burlington Environmental Improvement Revenue Refunding, Power & Light Project, Series 1998 C, Mandatory Put 10/01/07 @ 100, 4.750% 09/01/15	9,212,580
3,000,000	NH State Business Finance Authority, Pollution Control Revenue Refunding, United Illuminating Company Project, Series 1999 A, AMT, Mandatory Put 12/03/07 @ 100, Insured: AMBAC 3.250% 12/01/29	2,987,730
12,330,000	NM Farmington Pollution Control Revenue, Public Service Refunding, San Juan Project, Series 2003 B, Mandatory Put 04/01/06 @ 100, 2.100% 04/01/33	12,222,976
5,000,000	OH Hamilton County Local District Cooling Facilities Revenue, Trigen Cinergy Corporation, Remarketing 05/25/99, AMT, Mandatory Put 06/01/09 @ 100, 4.600% 06/01/23	5,032,400
2,000,000	OH State Water Development Authority, Pollution Control Revenue Refunding, Ohio Education, Remarketing 06/01/05, Series 1999 A, Mandatory Put 06/01/06 @ 100, 3.350% 06/01/33	1,997,800
	TX Brazos River Authority Pollution Control Revenue Refunding:
4,000,000	Texas Utilities Electric Company Project: Series 2001 A, AMT, Mandatory Put 05/01/06 @ 100, 5.400% 04/01/30	4,049,040
6,910,000	Series 2001 B, Mandatory Put 11/01/06 @ 100, 4.750% 05/01/29	7,018,418

See Accompanying Notes to Financial Statements.

30

Columbia Short Term Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Investor owned - (continued)
1,000,000	WV Putnam County Pollution Control Revenue Refunding, Appalachian Power Company Project, Series 2003 E, Mandatory Put 11/01/06 @ 100, 2.800% 05/01/19	987,810
		74,722,154
	Joint power authority - 1.1%
2,400,000	AZ Agricultural Improvement & Power District, Electric Systems Revenue Refunding, Salt River Project, Series 2002 D, 5.000% 01/01/08	2,501,040
5,000,000	CO Platte River Power Authority Revenue, Series 2003 FF, 5.000% 06/01/06	5,071,150
1,130,000	GA Municipal Electric Authority Power Revenue, Unrefunded, Series 1998-W, 6.400% 01/01/06	1,139,673
		8,711,863
	Municipal electric - 5.2%
4,600,000	AK Anchorage Electric Utility Revenue Refunding, Senior Lien, Series 1999, Insured: MBIA 5.000% 06/01/06	4,663,940
5,000,000	FL Gainesville Utilities Authority, Electric Systems Revenue, Series 2003 C, 5.000% 10/01/08	5,266,000
1,380,000	FL Kissimmee Utilities Authority, Electric System Revenue Refunding, Series 2001, Insured: AMBAC 5.000% 10/01/06	1,409,132
3,000,000	LA State Energy & Power Authority Revenue Refunding, Power Project, Series 2000, Insured: FSA 5.250% 01/01/06	3,016,410
3,000,000	PR Electric Power Authority Revenue Refunding, Series 2002, 5.000% 07/01/06	3,044,190
10,000,000	TN Memphis Electric Systems Revenue, Subordinated, Series 2003 A, Insured: MBIA 5.000% 12/01/09	10,656,700
2,735,000	TX Austin Utilities Systems Revenue Refunding, Unrefunded Balance, Series 1992 A, Insured: MBIA 6.000% 11/15/06	2,827,142
	TX Sam Rayburn Municipal Power Agency Revenue Refunding:
3,265,000	Series 2002, 5.000% 10/01/07	3,338,168
3,990,000	Series 2002, 5.600% 10/01/05	3,990,080
2,000,000	WA Lewis County Public Utilities District No. 001 Revenue Refunding, Series 2003, 5.000% 10/01/06	2,041,220
		40,252,982

Par ($)		Value ($)
	Water & sewer - 4.6%
	AL Birmingham Waterworks & Sewer Board, Water & Sewer Revenue, Series 2004 B, Insured: FGIC:
1,110,000	2.880% 01/01/07	1,086,179
1,145,000	3.420% 01/01/08	1,114,669
1,185,000	3.890% 01/01/09	1,153,503
4,000,000	AL Jefferson County Sewer Revenue, Series 2003 C-10, Insured: FSA 2.550% 02/01/42	4,000,000
1,800,000	FL Jea Water & Sewer Systems Revenue Refunding, Unrefunded Balance, Series 2002 B, Insured: FSA 5.250% 10/01/07	1,878,876
1,585,000	IN Fort Wayne Sewer Works Improvements Revenue Refunding, Series 2002 B, Insured: AMBAC 5.000% 08/01/06	1,611,977
1,100,000	KS Johnson County Water District No. 001 Revenue, Series 1996 A, 5.250% 12/01/06	1,130,019
	NJ Economic Development Authority Revenue, North Jersey Port District Project, Insured: AMBAC:
1,175,000	7.050% 02/15/06	1,187,537
1,260,000	7.100% 02/15/07	1,303,495
1,445,000	7.150% 02/15/09	1,559,617
5,000,000	PA Philadelphia Water & Wastewater Revenue Refunding, Series 1993, Insured: MBIA-IBC 5.500% 06/15/06	5,092,900
	TX Corpus Christi Utilities System Revenue Refunding:
1,000,000	Series 1999, Insured: FSA 5.000% 07/15/07	1,033,850
1,000,000	Series 2002, Insured: FSA 4.000% 07/15/07	1,016,550
1,000,000	TX Dallas Waterworks & Sewer System Revenue Refunding, Series 2001, 5.000% 10/01/06	1,020,110
	TX Houston Water & Sewer System Revenue:
2,400,000	Series 1991 C, Insured: AMBAC (a)12/01/08	2,161,272
6,485,000	Series 1991 C, Insured: AMBAC (a)12/01/06	6,265,677
1,000,000	TX San Antonio Water System Revenue, Series 2002 A, Insured: FSA 5.000% 05/15/06	1,013,070

See Accompanying Notes to Financial Statements.

31

Columbia Short Term Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Water & sewer - (continued)
	WI Appleton Waterworks Revenue Refunding, Series 2001, Insured: FGIC:
1,375,000	4.000% 01/01/07	1,392,243
1,000,000	4.000% 01/01/08	1,019,400
		36,040,944
		159,727,943
	Total municipal bonds (Cost of $771,252,746)	769,850,345
Shares
	Investment company - 1.1%
8,846,000	Columbia Tax Exempt Reserves Fund(c)	8,846,000
Total investment company (Cost of $8,846,000)		8,846,000
Total investments (Cost of $780,098,746)(d)	99.3%	778,696,345
Other assets & liabilities, net	0.7%	5,456,995
Net assets	100.0%	784,153,340

Notes to Investment Portfolio:

(a) Zero coupon bond.

(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(d) Cost for federal income tax purposes is $780,098,746.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance Inc.

GO	General Obligation

IBC	Insured Bond Certificate

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

PSFG	Permanent School Fund Guaranteed

SpA	Stand-by Purchase Agreement

XLCA	XL Capital Assurance, Inc.

At September 30, 2005, the Fund held investments in the following:

Holding by Revenue Source	% of Net Assets
Tax-backed	39.3%
Utilities	20.4
Transportation	12.2
Education	6.4
Industrials	5.5
Other	5.2
Health care	3.8
Resource recovery	3.0
Housing	2.4
Investment company	1.1
Other assets & liabilities, net	0.7
100.0%

See Accompanying Notes to Financial Statements.

32

Columbia Municipal Income Fund

Investment portfolio  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Municipal bonds - 97.5%
	Education - 5.3%
	Education - 3.0%
3,985,000	DC Howard University Revenue Refunding, Series 1996, Insured: MBIA 5.750% 10/01/17	4,162,930
4,500,000	IL Educational Facilities Authority Student Housing Advancement Funding Revenue, University Center Project, Series 2002, 6.625% 05/01/17	5,015,205
2,000,000	IN Ivy Tech State College Revenue, Series 1997 E, Insured: AMBAC 5.125% 07/01/12	2,096,640
2,000,000	IN St. Joseph County Educational Facilities Revenue, University of Notre Dame - Du Lac Project, Series 1996, 5.500% 03/01/26	2,057,560
2,500,000	TX University of Texas Permanent University Fund Finance Department Revenue Refunding, Series 2004 B, 5.000% 07/01/26	2,622,650
1,500,000	TX University System Financing Revenue Refunding, Series 2002, Insured: FSA 5.000% 03/15/17	1,588,605
		17,543,590
	Student loan - 2.3%
2,750,000	IA Student Loan Liquidity Corporation Student Loan Revenue Refunding, Series 1998 J, AMT, Insured: AMBAC 4.800% 06/01/09	2,846,663
10,000,000	WY Student Loan Corporation Revenue Refunding, Series 1999 A, 6.250% 06/01/29	10,702,200
		13,548,863
		31,092,453
	Health care - 15.5%
	Health services - 0.5%
	MN Minneapolis & St. Paul Housing & Redevelopment Authority Health Care Systems Revenue, Health Partners Obligation Group Project,: Series 2003:
1,250,000	5.250% 12/01/16	1,328,350
1,650,000	6.000% 12/01/17	1,831,797
		3,160,147
	Hospitals - 15.0%
5,000,000	AL Huntsville Health Care Authority Revenue, Series 2003 A, 5.750% 06/01/31	5,279,650

Par ($)		Value ($)
	Hospitals - (continued)
1,000,000	AZ University Medical Center Corporation Hospital Revenue Refunding, Series 2004, 5.250% 07/01/13	1,069,140
1,350,000	CO Health Facilities Authority Revenue, Catholic Health Initiatives, Series 2002 A, 5.000% 03/01/11	1,438,641
5,000,000	CT Health & Educational Facilities Authority Revenue Refunding, Eastern Connecticut Health Network Project, Series 2000 A, Insured: RAD 6.000% 07/01/25	5,488,200
4,200,000	DC Association of American Medical Colleges Revenue Refunding, Series 1997 A, Insured: AMBAC 5.375% 02/15/17	4,434,528
5,000,000	FL Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida, Series 2004, Insured: FSA 5.000% 08/15/34	5,329,800
3,450,000	FL Highlands County Health Facilities Authority Revenue, Hospital Adventist Health Systems, Series 2003 D, 5.375% 11/15/35	3,597,522
	GA Chatham County Hospital Authority Revenue:
2,500,000	Hospital Improvement-Memorial Health University Project, Series 2004 A, 5.500% 01/01/34	2,619,625
3,000,000	Memorial Health Medical Center Project, Series 2001 A, 6.125% 01/01/24	3,254,940
	GA Gainesville & Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Health System Income Project, Series 2001:
1,435,000	5.000% 05/15/11	1,513,164
1,610,000	5.000% 05/15/12	1,688,488
1,560,000	5.000% 05/15/13	1,624,178
2,000,000	IN Health Facilities Financing Authority Hospital Revenue Refunding, Clarian Health Partners, Inc. Project, Series 1996 A, 5.500% 02/15/16	2,070,960
6,310,000	MI University of Michigan Hospital Revenue Refunding, Series 2002, 5.250% 12/01/20	6,708,098
	MO Health & Educational Facilities Authority Revenue Refunding, SSM Health Care Corporation Project, Series 2002 A:
2,000,000	5.000% 06/01/11	2,133,040
2,500,000	5.250% 06/01/12	2,710,900

See Accompanying Notes to Financial Statements.

33

Columbia Municipal Income Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Hospitals - (continued)
2,000,000	SC Greenville Hospital Facilities Systems Revenue Refunding, Series 1996 B, 5.250% 05/01/17	2,055,120
5,000,000	SC Greenville Hospital Facilities Systems Revenue, Series 2001, Insured: AMBAC 5.500% 05/01/26	5,459,250
5,500,000	TN Knox County Health, Educational & Housing Facilities Board Revenue, University Health Systems, Inc. Project, Series 1993, 5.750% 04/01/19	5,738,480
	TX Harris County Health Facilities Development Corporation Authority Hospital Revenue:
3,335,000	Memorial Herman Hospital Systems Project, Series 1998, Insured: FSA 5.500% 06/01/11	3,650,891
1,000,000	St. Luke's Episcopal Hospital Project, Series 2001 A, 5.500% 02/15/11	1,081,290
4,000,000	UT Murray City Hospital Revenue Refunding, IHC Health Services, Inc. Project, Series 1996, Insured: MBIA 5.000% 05/15/22	4,074,520
1,325,000	VA Augusta County Industrial Development Authority Revenue, Augusta Health Care, Inc. Project, Series 2003, 5.250% 09/01/20	1,433,597
	WI State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc. Project, Series 1999 B:
3,500,000	5.500% 02/15/15	3,625,860
5,500,000	5.625% 02/15/20	5,679,025
4,000,000	Aurora Health Care, Inc. Project, Series 1999 A, 5.600% 02/15/29	4,105,000
		87,863,907
		91,024,054
	Housing - 2.7%
	Multi-family - 1.8%
	CA ABAG Finance Authority for Non-Profit Corporations, Multi-Family Revenue Refunding:
2,000,000	Series 2000 B, 6.250% 08/15/30	2,130,080
5,000,000	Series 2000 A, AMT, 6.400% 08/15/30	5,320,200

Par ($)		Value ($)
	Multi-family - (continued)
3,000,000	MD State Economic Development Corporation Student Housing Revenue, Salisbury Collegiate Housing Project, Series 1999 A, 6.000% 06/01/30	3,133,800
		10,584,080
	Single-family - 0.9%
490,000	NM Mortgage Finance Authority Single-Family Mortgage Revenue, Series 1997 C, AMT, Insured: GNMA 6.050% 07/01/28	505,254
4,325,000	SD Housing Development Authority Revenue, Series 2002 E, AMT, 5.550% 05/01/31	4,446,143
		4,951,397
		15,535,477
	Industrials - 4.5%
	Chemicals - 0.9%
2,000,000	SC York County Exempt Facility Industrial Development Revenue, Hoechst Celanese Corporation Project, Series 1994, AMT, 5.700% 01/01/24	1,987,460
3,000,000	TX Port of Bay City Authority Matagorda County Revenue, Hoechst Celanese Corporation Project, Series 1996, AMT, 6.500% 05/01/26	3,045,630
		5,033,090
	Forest products & paper - 1.4%
2,470,000	MS Lowndes County Solid Waste Disposal Pollution Control Revenue, Weyerhaeuser Company Project, Series 1992 A, 6.800% 04/01/22	3,008,312
4,000,000	SC Georgetown County Environmental Improvement Revenue Refunding, International Paper Company Project, Series 2000 A, 5.950% 03/15/14	4,438,320
1,000,000	SC Richland County Environmental Improvement Revenue Refunding, International Paper Company Project, Series 2003, AMT, 6.100% 04/01/23	1,075,990
		8,522,622
	Manufacturing - 1.0%
1,000,000	AL McIntosh Industrial Development Board Environmental Improvement Revenue, Series 1998 C, 5.375% 06/01/28	1,021,210
1,400,000	MO Saint Louis Industrial Development Authority Pollution Control Revenue, Anheuser Busch Company Project, Series 1991, 6.650% 05/01/16	1,705,396

See Accompanying Notes to Financial Statements.

34

Columbia Municipal Income Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Manufacturing - (continued)
3,000,000	TN Maury County Industrial Development Board Multi-Model Pollution Control Revenue Refunding, General Motors Corporation - Saturn Corporation Project, Series 1997, 6.500% 09/01/24	3,011,700
		5,738,306
	Oil, gas & consumable fuels - 1.2%
4,000,000	TN Maury County Industrial Development Board Solid Waste Disposal Revenue, Occidental Petroleum Corporation, Series 2001 A, AMT, 6.250% 08/01/18	4,407,200
2,000,000	TX Texas City Industrial Development Corporation, Arco Pipe Line Company Project, Series 1990, 7.375% 10/01/20	2,592,860
		7,000,060
		26,294,078
	Other - 15.2%
	Pool/bond bank - 0.2%
1,000,000	MI Municipal Bond Authority Revenue, Series 2001, 5.250% 10/01/19	1,085,550
	Refunded/escrowed(a) - 13.2%
6,750,000	AL Phoenix County Industrial Development Board Environmental Improvement Revenue Refunding, Mead Coated Board Project, Series 1998 B, Pre-refunded 04/01/08, 5.250% 04/01/28	7,184,700
5,000,000	AZ Tucson & Pima County Industrial Development Authority, Single-Family Mortgage Revenue, Series 1983 A, Escrowed to Maturity, (b)12/01/14	3,443,150
2,500,000	CO Douglas County Sales & Use Tax Revenue, Series 1996, Pre-refunded 10/15/06, Insured: MBIA 5.500% 10/15/11	2,566,575
9,000,000	DC Hospital Revenue Refunding, Medlantic Healthcare Group Project, Series 1997 A, Escrowed to Maturity, Insured: MBIA 5.375% 08/15/15	9,505,800
5,000,000	FL Orange County Tourist Development Tax Revenue, Series 2000, Pre-refunded 10/01/09, Insured: AMBAC 5.250% 10/01/17	5,378,350

Par ($)		Value ($)
	Refunded/escrowed(a) - (continued)
5,000,000	GA Atlanta Airport Facilities Revenue Refunding, Series 2000 A, Pre-refunded 01/01/10, Insured: FGIC 5.600% 01/01/30	5,502,350
1,000,000	GA De Kalb County School District GO, Series 1993 A, Escrowed to Maturity, 6.250% 07/01/09	1,106,990
3,000,000	IL Chicago Metropolitan Water Reclamation District GO, Series 1993, Escrowed to Maturity, 5.500% 12/01/12	3,322,230
1,515,000	IL Glendale Heights Hospital Revenue Refunding, Glendale Heights Project, Series 1985 B, Escrowed to Maturity, 7.100% 12/01/15	1,791,942
8,750,000	IL Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue, Series 1993, Escrowed to Maturity, Insured: FGIC (b)06/15/13	6,440,175
	IN Hamilton/Southeastern Indiana North Delaware School Building Corporation First Mortgage Revenue, Series 1996, Pre-refunded 01/15/07, Insured: AMBAC:
1,000,000	5.000% 07/15/07	1,044,810
1,000,000	5.100% 07/15/09	1,046,070
3,395,000	IN Health Facilities Financing Authority Hospital Revenue, Charity Obligation Group, Series 1997 D, Pre-refunded 11/01/07, 5.000% 11/01/26	3,512,331
1,000,000	MI Cornell Township Economic Development Corporation Revenue Refunding, Meadwestvaco-Escanaba Project, Series 2002, Pre-refunded 05/01/12, 5.875% 05/01/18	1,133,750
1,600,000	NE Omaha Public Power District Electric Revenue, Series 1992 B, Escrowed to Maturity, 6.200% 02/01/17	1,876,960
665,000	NJ State Highway Authority, Garden State Parkway General Revenue, Series 1971, Escrowed to Maturity, 6.500% 01/01/11	717,768
1,250,000	NY New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series 1997 B, Pre-refunded 06/15/07, 5.750% 06/15/29	1,319,400
2,470,000	TX Beaumont Independent School District GO, Series 1996, Pre-refunded 02/15/06, Insured: PSFG 5.000% 02/15/17	2,490,279

See Accompanying Notes to Financial Statements.

35

Columbia Municipal Income Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Refunded/escrowed(a) - (continued)
1,750,000	TX Dallas County GO, Series 1996, Pre-refunded 08/15/07, 5.250% 08/15/16	1,821,207
2,000,000	TX North Central Health Facilities Development Corporation Hospital Revenue, Presbyterian Healthcare Project, Series 1991 A, Escrowed to Maturity, 6.625% 06/01/11	2,223,080
2,500,000	UT County Hospital Revenue, Series 1997, Pre-refunded 08/15/07, Insured: MBIA 5.250% 08/15/26	2,560,750
1,580,000	UT Provo Electric Revenue, Series 1980, Escrowed to Maturity, 10.125% 04/01/15	2,079,707
1,985,000	VT Municipal Bond Bank Revenue, Series 1996, Pre-refunded 12/01/06, Insured: AMBAC 5.750% 12/01/15	2,087,883
1,795,000	WA Seattle GO, Series 1997, Pre-refunded 01/15/06, 5.300% 08/01/17	1,868,146
1,115,000	WA State Public Power Supply Systems Revenue Refunding, Nuclear Project Number 1, Series 1990 B, Escrowed to Maturity, 7.250% 07/01/09	1,210,054
	WV Jefferson County Board of Education GO, Series 1989, Escrowed to Maturity, Insured: FGIC:
1,450,000	6.850% 07/01/07	1,543,771
1,560,000	6.850% 07/01/08	1,712,256
1,000,000	WV West Virginia State University Systems Revenue, Marshall University Library Project, Series 1996, Pre-refunded 04/01/06, Insured: AMBAC 5.750% 04/01/16	1,024,490
		77,514,974
	Tobacco - 1.8%
4,500,000	SC Tobacco Settlement Financing Corporation, Series 2001 B, 6.375% 05/15/28	4,879,935
3,000,000	VA Tobacco Settlement Financing Corporation, Series 2005, 5.500% 06/01/26	3,123,030
2,450,000	WI Badger TOB Asset Securitization Corporation, Asset-Backed Revenue, Series 2002, 5.750% 06/01/12	2,668,736
		10,671,701
		89,272,225

Par ($)		Value ($)
	Resource recovery - 0.4%
	Disposal - 0.4%
2,425,000	NC Haywood County Industrial Facilities & Pollution Control Financing Authority, Solid Waste Disposal Revenue, Champion International Corporation Project, Series 1999, AMT, 6.400% 11/01/24	2,588,663
	Tax-backed - 31.8%
	Local general obligation - 13.9%
15,000,000	AK North Slope Borough Capital Appreciation GO, Series 2000 B, Insured: MBIA (b)06/30/11	12,121,500
2,130,000	AL Birmingham GO Refunding, Series 2003, Insured: AMBAC 5.250% 06/01/17	2,334,885
2,790,000	AL Jefferson County School Revenue, Series 2004 A, 5.250% 01/01/19	2,970,318
	CA Clovis Unified School District GO, Capital Appreciation-Election 2004, Series 2004 A, Insured: FGIC:
8,350,000	(b)08/01/19	4,480,693
7,000,000	(b)08/01/20	3,565,030
1,180,000	HI Honolulu City & County GO Refunding, Series 1993 B, 8.000% 10/01/10	1,421,463
	IL Cook County GO:
2,000,000	Forest Preservation District, Series 2004, Insured: AMBAC 5.250% 11/15/21	2,176,700
1,750,000	High School District No. 209, Provisional Township, Series 2004, Insured: FSA (b)12/01/15	1,691,900
5,000,000	Refunding, Series 1997 A, Insured: MBIA 5.625% 11/15/22	5,285,650
	IL Du Page County GO:
2,565,000	Jail Project, Series 1993, 5.600% 01/01/21	2,906,709
1,750,000	School District No. 41, Glen Ellyn, Series 2004, Insured: FSA 5.000% 02/01/17	1,904,823
3,165,000	IL Kane & De Kalb Counties GO, Community Unit School District Number 302, Insured: FGIC (b)02/01/21	1,559,237
	IL McHenry County GO,
1,535,000	Community Unit School District Number 200, Series 1996 A, Insured: FSA 5.750% 01/01/13	1,617,291

See Accompanying Notes to Financial Statements.

36

Columbia Municipal Income Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Local general obligation - (continued)
2,260,000	IN Marion County GO, Public Library, Series 2002 A, 4.700% 07/01/19	2,325,178
1,950,000	MN Elk River GO, Independent School District No. 728, Series 2004 A, Insured: FGIC 5.000% 02/01/19	2,084,862
1,000,000	MO Independence GO, School District, Series 1991, 6.250% 03/01/11	1,092,260
1,450,000	MO Jefferson City GO, School District, Series 1991 A, 6.700% 03/01/11	1,629,670
2,500,000	NC New Hanover County GO, Series 2001, 5.000% 06/01/20	2,669,100
2,100,000	SC Darlington County GO, School District, Insured: FSA 5.000% 03/01/24	2,224,488
1,150,000	TX Brazosport GO, Independent School District, Series 2003 C, Insured: PSFG 5.000% 02/15/16	1,227,315
2,220,000	TX Grande Prairie GO Refunding, Independent School District, Series 2002, Insured: PSFG 5.000% 02/15/22	2,331,710
8,000,000	TX Harris County GO Refunding, Series 2002, Insured: MBIA (b)08/15/19	4,279,520
1,900,000	TX Leander GO Refunding, Independent School District, Series 2002, Insured: PSFG 5.375% 08/15/17	2,080,671
4,155,000	TX McKinney GO, Independent School District, Series 2001, Insured: PSFG 5.125% 02/15/17	4,460,642
3,490,000	TX Williamson County GO Refunding, Series 2004, Insured: MBIA 5.000% 02/15/16	3,736,150
3,000,000	WA King County GO Refunding, Sewer Revenue, Series 1996 C, 5.250% 01/01/17	3,118,710
2,405,000	WA Port Seattle GO, Series 2000 B, AMT, 6.000% 12/01/11	2,651,897
1,525,000	WA Skagit County GO Refunding, School District Number 320, Series 1996, Insured: FGIC 5.500% 12/01/12	1,567,944
		81,516,316

Par ($)		Value ($)
	Special non-property tax - 6.9%
2,500,000	CA San Francisco Bay Area Rapid Transit District Sales Tax Revenue Refunding, Series 1990, Insured: AMBAC 6.750% 07/01/11	2,938,375
	FL Leon County Capital Improvement Revenue Refunding, Series 2005, Insured: AMBAC:
4,440,000	5.000% 10/01/14	4,860,734
5,000,000	5.000% 10/01/15	5,480,150
2,000,000	FL Orange County Tourist Development Tax Revenue Refunding, Series 1998 A, Insured: AMBAC 4.750% 10/01/24	2,032,040
1,000,000	FL Tallahassee Blue Print 2000 Intern Government Revenue Series 2003, Insured: FSA 5.000% 10/01/13	1,079,870
3,000,000	IL Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding, McCormick Place Expansion Project, Series 2002 B, Insured: MBIA 5.000% 06/15/21	3,158,490
11,640,000	IL Metropolitan Pier & Exposition Authority Dedictaed State Tax Revenue, Capital Appreciation, Unrefunded Balance, Series 1993 A, Insured: FGIC (b)06/15/13	8,547,834
3,000,000	MI State Comprehensive Transportation Revenue Refunding, Series 1996 A, Insured: MBIA 5.250% 08/01/13	3,084,270
5,000,000	NY New York City Transitional Finance Authority Revenue Refunding, Series 2002 A, 5.500% 11/01/26	5,492,000
3,950,000	NY Sales Tax Asset Receivable Corporation Refunding, Series 2004 A, Insured: AMBAC 5.000% 10/15/32	4,152,240
		40,826,003
	State appropriated - 1.3%
5,435,000	MI Environmental Protection Program GO, Series 1992, 6.250% 11/01/12	6,205,792
1,505,000	VA Port Authority Port Facility Revenue, Series 2003, AMT, Insured: MBIA 5.250% 07/01/16	1,629,840
		7,835,632
	State general obligations - 9.7%
1,735,000	FL State Board of Education, Capital Outlay GO, Unrefunded Balance, Series 1985, 9.125% 06/01/14	2,254,199

See Accompanying Notes to Financial Statements.

37

Columbia Municipal Income Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	State general obligations - (continued)
4,425,000	FL State Transportation Department GO, Series 2002, 5.000% 07/01/23	4,659,879
2,000,000	GA State GO Refunding, Series 2004 C, 5.500% 07/01/16	2,255,800
3,000,000	GA State GO, Series 1992 B, 6.250% 03/01/11	3,420,300
3,000,000	IL State GO, Series 2004 A, 5.000% 03/01/34	3,108,300
3,650,000	MA State GO, Series 2004 A, 5.250% 08/01/20	4,086,941
2,625,000	NV State GO, Series 1995 A, 5.500% 11/01/17	2,657,288
2,000,000	PR Public Buildings Authority Revenue, Guaranteed, Government Facilities, Series 2002 F, 5.250% 07/01/20	2,198,920
1,000,000	SC State School Facilities GO, Series 2001 A, 3.500% 01/01/16	969,710
1,000,000	TX State GO, Series 1996, 5.500% 08/01/15	1,020,390
	WA State GO:
12,700,000	Series 1990 A, 6.750% 02/01/15	15,065,502
10,000,000	Series 2000 A, 5.625% 07/01/21	10,874,500
2,955,000	Unrefunded Balance, Series 1992-93 A, 5.750% 10/01/12	3,283,803
1,000,000	WI State GO Refunding, Series 1993-1, 5.800% 11/01/08	1,076,800
		56,932,332
		187,110,283
	Transportation - 8.1%
	Air transportation - 1.4%
1,250,000	AK State International Airport Revenue, Series 2002 B, Insured: AMBAC 5.500% 10/01/11	1,378,963
1,000,000	IN Indianapolis Airport Authority, FedEx Corporation, Series 2004, AMT, 5.100% 01/15/17	1,048,080
5,250,000	OH Dayton Special Facilities Revenue, Air Freight Corporation Project, Series 1988 D, AMT, 6.200% 10/01/09	5,755,417
		8,182,460
	Airports - 5.4%
2,095,000	FL Miami-Dade County Aviation Revenue, Miami International Airport, Series 2002, AMT, Insured: FGIC 5.750% 10/01/20	2,298,236

Par ($)		Value ($)
	Airports - (continued)
	IL Chicago O'Hare International Airport Revenue Refunding:
3,000,000	Second Lien, Series 1993 C, Insured: MBIA 5.000% 01/01/18	3,015,150
7,000,000	Second Lien, Series 1999, AMT, Insured: AMBAC 5.500% 01/01/10	7,539,700
2,640,000	Senior Lien, Series 1993 A, 5.000% 01/01/16	2,643,142
1,960,000	NV Clark County Passenger Facility Revenue Refunding, Series 2002, AMT, Insured: MBIA 5.250% 07/01/11	2,106,549
1,220,000	OK Tulsa Airport Improvement Trust General Revenue, Tulsa International Airport, Series 2004 A, AMT, Insured: FGIC 5.000% 06/01/10	1,291,516
3,210,000	TX Dallas-Fort Worth International Airport Revenue, Series 2003 A, AMT, Insured: AMBAC 5.500% 11/01/15	3,486,606
5,000,000	TX Houston Airport System Revenue, Series 1998 B, AMT, Insured: FGIC 5.000% 07/01/16	5,121,500
3,885,000	WA Port Seattle Revenue, Series 1999 B, AMT, Insured: FGIC 5.500% 09/01/13	4,207,960
		31,710,359
	Toll facilities - 0.7%
7,000,000	TX Turnpike Authority Central Texas Turnpike Systems Revenue, Capital Appreciation - First Tier, Series 2002 A, Insured: AMBAC (b)08/15/16	4,374,510
	Transportation - 0.6%
2,000,000	GA Metropolitan Atlanta Rapid Transit Authority Revenue Refunding, Series 1992 P, Insured: AMBAC 6.250% 07/01/20	2,398,000
1,000,000	SC Transportation Infrastructure Bank Revenue Refunding, Series 2004 B, Insured: AMBAC 5.250% 10/01/15	1,114,880
		3,512,880
		47,780,209

See Accompanying Notes to Financial Statements.

38

Columbia Municipal Income Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Utilities - 14.0%
	Investor owned - 1.1%
2,000,000	GA Monroe County Development Authority Pollution Control Revenue, Oglethorpe Power Corporation Project, Series 1992 A, 6.800% 01/01/11	2,289,260
1,900,000	TX Brazos River Authority Pollution Control Revenue Refunding, Texus Energy Company LLC Project, Series 2003 A, AMT, 6.750% 04/01/38	2,161,250
2,000,000	UT Emery County Pollution Control Revenue Refunding, Pacificorp Project, Series 1993 A, Insured: AMBAC 5.650% 11/01/23	2,004,140
		6,454,650
	Joint power authority - 3.4%
3,750,000	GA Municipal Electric Authority Power Revenue Refunding, Series 2002 A, Insured: FSA 5.000% 01/01/18	3,986,700
	MO Environmental Improvement & Energy Resource Authority Pollution Control Revenue, Associated Electrical Cooperation Thomas Hill Project, Series 1996:
3,425,000	5.500% 12/01/10	3,554,499
2,000,000	5.500% 12/01/11	2,074,680
5,000,000	SC Piedmont Municipal Power Agency Electric Revenue Refunding, Capital Appreciation, Series 2004 A, Insured: FGIC (b)01/01/24	2,108,500
3,095,000	SC Public Service Authority Revenue, Refunding, Series 2002 D, Insured: FSA 5.000% 01/01/18	3,302,520
5,000,000	WA State Public Power Supply Systems Revenue Refunding, Nuclear Project Number 1, Series 1996 A, Insured: MBIA 5.750% 07/01/11	5,197,950
		20,224,849
	Municipal electric - 3.4%
1,000,000	AK Anchorage Electric Utilities Revenue Refunding, Senior Lien, Series 1993, Insured: MBIA 8.000% 12/01/09	1,177,340
	CA State Department of Water Resources Power Supply Revenue: Series 2002 A:
2,500,000	5.125% 05/01/18	2,655,475
1,000,000	Insured: AMBAC 5.375% 05/01/18	1,095,450

Par ($)		Value ($)
	Municipal electric - (continued)
2,000,000	FL Reedy Creek Improvement District Utilities Revenue Refunding, Series 2004, Insured: MBIA 5.250% 10/01/14	2,227,420
1,700,000	PR Electric Power Authority Revenue, Series 2002, Insured: MBIA 5.000% 07/01/20	1,881,951
5,000,000	TX Sam Rayburn Municipal Power Agency Revenue Refunding, Series 2002, 6.000% 10/01/16	5,374,800
1,000,000	TX San Marcos Electric Utility Systems Revenue Refunding, Series 2002, Insured: FSA 5.250% 11/01/16	1,084,870
2,310,000	WA Chelan County Public Utilities District Division III Revenue, Series 1997 A, AMT, 5.600% 07/01/32	2,389,810
2,000,000	WA Tacoma Electric Systems Revenue Refunding, Series 1997, Insured: AMBAC 5.250% 01/01/15	2,087,280
		19,974,396
	Water & sewer - 6.1%
	AL Jefferson County Sewer Revenue Refunding, Unrefunded Balance, Series 1997 A, Insured: FGIC:
570,000	5.625% 02/01/22	592,971
1,020,000	5.625% 02/01/18	1,061,789
4,800,000	IL Chicago Water Revenue, Senior Lien, Series 2000, Insured: AMBAC 5.750% 11/01/10	5,324,976
3,000,000	MA Water Resources Authority, Series 1993 C, Insured: AMBAC 5.250% 12/01/15	3,320,550
3,520,000	NY New York City Municipal Water Finance Authority Water & Sewer Systems Revenue Refunding, Series 2001 D, 5.250% 06/15/25	3,770,026
	SC Western Carolina Regional Sewer Authority Systems Revenue Refunding, Series 2005 B, Insured: FSA:
7,810,000	5.250% 03/01/18	8,733,611
4,400,000	5.250% 03/01/21	4,930,992
2,500,000	TN Metropolitan Government Nashville & Davidson County Water & Sewer Systems Revenue Refunding, Series 1993, Insured: FGIC 5.200% 01/01/13	2,749,850

See Accompanying Notes to Financial Statements.

39

Columbia Municipal Income Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Water & sewer - (continued)
2,070,000	TX Bexar Metroplitan Water District Waterworks Revenue, Unrefunded Balance, Series 1995, Insured: MBIA 6.000% 05/01/15	2,116,140
2,830,000	VA Fairfax County Water & Sewer Authority Revenue, Unrefunded Balance, Series 1992, 6.000% 04/01/22	2,996,857
		35,597,762
		82,251,657
	Total municipal bonds (Cost of $533,638,817)	572,949,099
Shares
	Investment company - 1.6%
9,373,000	Columbia Tax-Exempt Reserves, Capital Class(c)	9,373,000
	Total investment company (Cost of $9,373,000)	9,373,000
Total investments (Cost of $543,011,817)(d)	99.1%	582,322,099
Other assets & liabilities, net	0.9%	5,283,990
Net assets	100.0%	587,606,089

Notes to Investment Portfolio:

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b) Zero coupon bond.

(c) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(d) Cost for federal income tax purposes is $543,011,817.

Acronym	Name
ABAG	Association of Bay Area Government

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance Inc.

GNMA	Government National Mortgage Association

GO	General Obligation

MBIA	MBIA Insurance Corp.

PSFG	Permanent School Fund Guaranteed

RAD	Radian Asset Assurance, Inc.

TOB	Tender Option Bond

At September 30, 2005, the Fund held investments in the following:

Holding by Revenue Source	% of Net Assets
Tax-backed	31.8%
Health care	15.5
Other	15.2
Utilities	14.0
Transportation	8.1
Education	5.3
Industrials	4.5
Housing	2.7
Investment company	1.6
Resource recovery	0.4
Other assets & liabilities, net	0.9
100.0%

See Accompanying Notes to Financial Statements.

40

Columbia California Intermediate Municipal Bond Fund

Investment portfolio  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Municipal bonds - 98.6%
	Education - 6.5%
	Education - 6.5%
	CA Education Facilities Authority Revenue:
1,270,000	Pitzer College, Series 2005 A, 5.000% 04/01/25	1,296,975
1,250,000	University of Redlands, Series 2005 A, 5.000% 10/01/25	1,277,650
1,040,000	CA Infrastructure and Economic Development Bank Revenue, American Center For Wine Food Arts Project, Series 1999 Insured: ACA 5.250% 12/01/08	1,092,915
	CA Public Works Board Lease Revenue:
1,000,000	University of California Institute Project, Series 2005 C, 5.000% 04/01/16	1,075,130
1,000,000	Series 2005 D, 5.000% 05/01/15	1,085,000
2,000,000	CA University of California Revenues, University and College Improvements, Series 2003 A, Insured: AMBAC 5.000% 05/15/10	2,156,940
		7,984,610
	Health care - 7.2%
	Continuing care retirement - 1.3%
	CA ABAG Finance Authority For Non-Profit Corporations:
300,000	Certificates of Participation Refunding, American Baptist Homes Project, Series 1998 A, 5.500% 10/01/07	308,841
1,250,000	Certificates of Participation Refunding, Episcopal Homes Foundation Project, Series 1998, 5.000% 07/01/07	1,276,200
		1,585,041
	Hospitals - 5.9%
	CA Statewide Communities Development Authority Revenue:
1,000,000	Adventist Health Facilities, Series 2005 A, 5.000% 03/01/17(a)	1,057,951
1,205,000	Certificates of Participation, Catholic Healthcare West Project, Series 1999, 6.000% 07/01/09	1,259,743
5,000,000	Kaiser Permanente, Series 2004 E, 3.875% 04/01/32	5,024,650
		7,342,344
		8,927,385

Par ($)		Value ($)
	Housing - 3.4%
	Multi-family - 3.4%
2,000,000	CA ABAG Finance Authority for Non-Profit Corporations, Multi-Family Revenue Refunding, Series 2000 B, 6.250% 08/15/30	2,130,080
2,000,000	CA Municipal Mortgage and Equity Tax Exempt Bond Subsidiary LLC, Perpetual Preferred, Series 2004 A-2, 4.900% 06/30/49(b)	2,017,480
		4,147,560
	Other - 7.0%
	Refunded/escrowed(c) - 6.2%
1,000,000	CA Chaffey High School District, GO, Series 2000 B, Pre-refunded 08/01/10, Insured: FGIC 5.500% 08/01/14	1,112,730
20,000	CA Department of Water Resources Revenue, Central Valley Project, Series 1998 T, Pre-refunded 12/01/08, 5.500% 12/01/08	21,521
1,750,000	CA Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, Senior Lien, Series 1995 A, Pre-refunded 01/01/10, 7.150% 01/01/13	2,060,957
	CA Health Facilities Finance Authority Revenue:
1,000,000	Cedars-Sinai Medical Center Project, Series 1999 A, Pre-refunded 12/01/09, 6.125% 12/01/19	1,125,500
2,000,000	Kaiser Permanente Project, Series 1998A, Escrowed to Maturity, Insured: FSA 5.250% 06/01/12	2,135,960
1,105,000	CA Los Gatos Joint Union High School District, GO, Series 2002 C, Pre-refunded 06/01/12, Insured: FSA 5.375% 06/01/13	1,238,595
		7,695,263
	Tobacco - 0.8%
1,000,000	CA Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series 2003 A-1, 3.400% 06/01/08	987,400
		8,682,663
	Tax-backed - 52.4%
	Local appropriated - 15.2%
1,000,000	CA Alameda County Revenue, Certificates of Participation Refunding, Series 2001 A, Insured: MBIA 4.250% 12/01/11	1,044,920

See Accompanying Notes to Financial Statements.

41

Columbia California Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Local appropriated - (continued)
1,000,000	CA Anaheim Public Financing Authority Lease Revenue, Public Improvements Project, Series 1997 C, Insured: FSA 6.000% 09/01/11	1,136,020
2,030,000	CA County of San Diego Revenue, Certificates of Participation, Refunding, N&E County Justice Facilities, Series 2005, Insured: AMBAC 5.000% 11/15/19	2,167,898
1,000,000	CA Foothill-De Anza Community College District Revenue Refunding, Series 2005, Insured: FGIC 5.250% 08/01/18(a)	1,111,720
3,135,000	CA Kings River Conservative District Revenue, Certificates of Participation, Peaking Project, Series 2004, 5.000% 05/01/14	3,361,535
1,095,000	CA Los Angeles Community Redevelopment Agency Lease Revenue, Vermont Manchester Social Services Project, Insured: AMBAC 5.000% 09/01/15	1,185,480
1,000,000	CA Los Angeles County Lease Revenue, Refunding, Series 2002 B, Insured: AMBAC 6.000% 12/01/12	1,152,800
1,500,000	CA Los Angeles Municipal Improvement Corporate Lease Revenue, Special Tax-Police Emergency Projects, Series 2002 G, Insured: FGIC 5.250% 09/01/13	1,659,705
3,000,000	CA Oakland J.T. Powers Financing Authority Lease Revenue, Refunding, Oakland Convention Centers, Series 2001, Insured: AMBAC 5.500% 10/01/11	3,338,610
1,465,000	CA Riverside County Revenue, Refunding, Certificates of Participation, Series 2005 A, Insured: FGIC 5.000% 11/01/17	1,575,476
1,000,000	CA San Jose Financing Authority Lease Revenue, Convention Center Project, Series 2001 F, Insured: MBIA 5.000% 09/01/15	1,074,400
		18,808,564
	Local general obligations - 19.9%
965,000	CA Center Community College District, GO, Election 2002, Series 2004 A, Insured: MBIA 5.250% 08/01/22	1,047,257

Par ($)		Value ($)
	Local general obligations - (continued)
1,330,000	CA Compton Community College District, GO, Series 2004 A, Insured: MBIA 5.250% 07/01/17	1,461,005
1,000,000	CA East Bay Municipal Utilities District Wastewater Systems Revenue, GO, Refunding, Series 2003 F, Insured: AMBAC 5.000% 04/01/15	1,074,320
1,290,000	CA Los Altos School District, GO, Series 2001 B, 5.000% 08/01/14	1,388,388
500,000	CA Los Angeles Community College District, GO, Series 2003 B, Insured: FSA 5.000% 08/01/12	546,655
2,000,000	CA Los Angeles Unified School District, GO, Series 2000 D, 5.500% 07/01/09	2,170,200
2,000,000	CA Los Gatos Joint Union High School District, GO, Refunding, Series 2005, Insured: FSA 5.000% 12/01/17	2,148,980
1,230,000	CA Lucia Mar Unified School District, GO, Election 2004, Series 2004 A, Insured: FGIC 5.250% 08/01/20	1,343,430
1,535,000	CA Pajaro Valley Unified School District, GO, Refunding, Series 2005, Insured: FSA 5.250% 08/01/18	1,697,572
1,000,000	CA Rancho Santiago Community College District, GO, Refunding, Series 2005, Insured: FSA 5.250% 09/01/19	1,121,020
1,100,000	CA Rescue Unified School District, GO, Election 1998, Capital Appreciation, Series 2005 Insured: MBIA (d)09/01/26	379,071
3,000,000	CA San Bernardino Community College District, GO, Refunding, Series 2005, Insured: FSA 5.000% 08/01/17	3,249,450
1,800,000	CA San Ramon Valley School District, GO, Election 2002, Series 2004, Insured: FSA 5.250% 08/01/16	1,980,054
1,230,000	CA Southwestern Community College District, GO, Refunding, Series 2005 B Insured: FGIC 5.250% 08/01/17	1,373,775
2,000,000	CA William S Hart Union High School District, GO, Series 2005 B, Insured: FSA (d)09/01/22	908,300

See Accompanying Notes to Financial Statements.

42

Columbia California Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Local general obligations - (continued)
2,505,000	CA Yosemite Community College District, GO, Series 2005 A, Insured: FGIC 5.000% 08/01/16	2,730,325
		24,619,802
	Special non-property tax - 5.7%
1,870,000	CA Economic Recovery, Series 2004 A, AMT, Insured: FGIC 5.250% 07/01/14	2,080,487
1,180,000	CA San Mateo County Transit District, Series 1997 A, Insured: MBIA 5.000% 06/01/13	1,289,386
	CA University Revenue:
1,325,000	Series 2003 A, Insured: FGIC 5.000% 11/01/12	1,451,352
2,000,000	Series 2004 A, Insured: FSA 5.000% 11/01/13	2,191,480
		7,012,705
	Special property tax - 9.7%
2,025,000	CA Culver City Redevelopment Finance Authority Tax Allocation Revenue, Series 1993, Insured: AMBAC 5.500% 11/01/14	2,257,855
1,455,000	CA Indian Wells Redevelopment Agency Tax Allocation Revenue, Consolidated Whitewater Project, Series 2003 A, Insured: AMBAC 5.000% 09/01/14	1,577,234
1,070,000	CA Long Beach Bond Finance Authority Tax Allocation Revenue, Series 2002 B, Insured: AMBAC 5.500% 11/01/19	1,220,410
	CA Oakland Redevelopment Agency Tax Allocation Revenue:
3,700,000	Center District Project, Series 1992, Insured: AMBAC 5.500% 02/01/14	4,087,649
1,500,000	Series 2003, Insured: FGIC 5.500% 09/01/12	1,679,970
1,000,000	CA Redwood City Redevelopment Agency Tax Allocation Revenue, Redevelopment Project Area No. 2, Series 2003 A, Insured: AMBAC 5.250% 07/15/13	1,105,320
		11,928,438
	State appropriated - 1.0%
1,200,000	CA Public Works Board Lease Revenue, Department of General Services-Butterfield, Series 2005 A, 5.000% 06/01/15	1,280,796

Par ($)		Value ($)
	State general obligations - 0.9%
1,000,000	PR Commonwealth of Puerto Rico, GO Series 2004 A, 5.250% 07/01/19	1,065,610
		64,715,915
	Transportation - 1.8%
	Airports - 1.8%
2,000,000	CA San Francisco City & County Airport Commission, International Airport Revenue Refunding, Second Tier, Series 2003 29B, Insured: FGIC 5.250% 05/01/13	2,207,520
	Utilities - 20.3%
	Independent power producers - 4.4%
	CA Sacramento Power Authority Revenue:
2,000,000	Series 1998, Insured: MBIA 5.250% 07/01/09	2,124,340
3,000,000	Cogeneration Project, Refunding, Series 2005, Insured: AMBAC 5.250% 07/01/15	3,323,190
		5,447,530
	Municipal electric - 14.0%
2,375,000	CA Department of Water Resources Power Supply Revenue, Series 2002 A, 6.000% 05/01/13	2,697,549
1,300,000	CA Los Angeles Water and Power Revenue, Series 2001 A, Insured: MBIA-IBC 5.250% 07/01/15	1,410,136
1,185,000	CA Modesto Irrigation District, Certificates of Participation, Series 2001 A, Insured: FSA 5.250% 07/01/18	1,283,876
1,615,000	CA Sacramento Municipal Utility District, Electronic Revenue, Series 2003 R, Insured: MBIA 5.000% 08/15/12	1,766,261
	CA Southern California Public Power Authority Project Revenue:
3,000,000	Power Project, Series 1989, 6.750% 07/01/13	3,536,280
2,000,000	Series 2005 A, Insured: FSA 5.000% 01/01/18	2,150,080
2,055,000	CA Walnut Energy Center Authority Revenue, Series 2004 A, Insured: AMBAC 5.000% 01/01/16	2,202,590
2,000,000	PR Commonwealth of Puerto Rico Electric Power Authority Revenue, Series 1997 A, Insured: MBIA 6.250% 07/01/10	2,262,140
		17,308,912

See Accompanying Notes to Financial Statements.

43

Columbia California Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Water & sewer - 1.9%
1,500,000	CA Metropolitan Water District Waterworks Revenue, Series 2004 B, 5.000% 07/01/14	1,641,060
650,000	CA Orange County Water District Revenue, Certificates of Participation, Series 2003 B, Insured: MBIA 5.375% 08/15/17	709,377
		2,350,437
		25,106,879
	Total municipal bonds (Cost of $119,810,538)	121,772,532
Shares
	Investment company - 1.8%
2,199,000	Columbia Tax-Exempt Reserves, Capital Class(e)	2,199,000
	Total investment company (Cost of $2,199,000)	2,199,000
Total investments (Cost of $122,009,538)(f)	100.4%	123,971,532
Other assets & liabilities, net	(0.4)%	(491,789)
Net assets	100.0%	123,479,743

Notes to Investment Portfolio:

(a) Security purchased on a delayed delivery basis.

(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of this security, which was not illiquid, represents 1.6% of net assets.

(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d) Zero coupon bond.

(e) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(f) Cost for federal income tax purposes is $122,009,538.

Acronym	Name
ABAG	Association of Bay Area Government

ACA	ACA Financial Guaranty Corp.

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

GO	General Obligation

IBC	Insured Bond Certificate

MBIA	MBIA Insurance Corp.

At September 30, 2005, the Fund held investments in the following:

Holding by Revenue Source	% of Net Assets
Tax-backed	52.4%
Utilities	20.3
Health care	7.2
Other	7.0
Education	6.5
Housing	3.4
Transportation	1.8
Investment company	1.8
Other assets & liabilities, net	(0.4)
100.0%

See Accompanying Notes to Financial Statements.

44

Columbia Florida Intermediate Municipal Bond Fund

Investment portfolio  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Municipal bonds - 100.3%
	Education - 2.8%
	Education - 2.8%
610,000	FL Broward County Educational Facilities Authority Revenue, Nova Southeastern University Project, Series 2004 B, 5.250% 04/01/17	636,334
	FL Miami-Dade County Educational Facilities Authority Revenue, University of Miami Project,
	Series 2004 A, Insured: AMBAC:
1,465,000	5.000% 04/01/14	1,592,821
1,000,000	5.000% 04/01/15	1,080,460
3,000,000	FL University Athletic Association, Inc. Athletic Program Revenue, Series 2001, 2.200% 10/01/31	3,000,000
2,380,000	FL Volusia County Educational Facilities Authority Revenue, Embry Riddle Aeronautical University Project, Series 1999 A, 5.750% 10/15/29	2,477,961
		8,787,576
	Health care - 14.6%
	Hospitals - 14.6%
2,000,000	FL Bay Medical Center Hospital Revenue Refunding, Bay Medical Center Project, Series 1996, Insured: AMBAC 5.450% 10/01/12	2,083,420
	FL Escambia County Health Facilities Authority Revenue Refunding, Ascension Health Credit Group Project, Series 2003 A:
2,125,000	5.250% 11/15/11	2,308,196
1,000,000	5.250% 11/15/14	1,091,140
	FL Highlands County Health Facilities Authority Revenue Refunding, Adventist Health Systems Project:
1,000,000	Series 2005 A, 5.000% 11/15/20(a)	1,046,050
1,000,000	Series 2005 B, 5.000% 11/15/20(a)	1,046,050
1,000,000	FL Hillsborough County Industrial Development Authority Hospital Revenue Refunding, Tampa General Hospital Project, Series 2003 A, 5.000% 10/01/18	1,034,650
1,000,000	FL Lee Memorial Health System Hospital Board Revenue Refunding, Series 2002 A, Insured: FSA 5.750% 04/01/15	1,119,360

Par ($)		Value ($)
	Hospitals - (continued)
2,025,000	FL Marion County Hospital District Revenue Refunding, Series 1999, 5.250% 10/01/11	2,151,036
2,000,000	FL Miami-Dade County Public Facilities Revenue Refunding, Jackson Health Systems Project, Series 2005 B, Insured: MBIA 5.000% 06/01/19	2,132,520
1,210,000	FL North Broward Hospital District Revenue, Unrefunded Balance, Series 1997, Insured: MBIA 5.250% 01/15/17	1,250,341
1,815,000	FL Orange County Health Facilities Authority Revenue, Unrefunded Balance, Series 1999 A, Insured: MBIA 6.250% 10/01/16	2,150,031
	FL Sarasota County Public Hospital Board Revenue Refunding, Sarasota Memorial Hospital Project:
1,650,000	Series 1997 B, Insured: MBIA 5.000% 10/01/07	1,709,450
1,750,000	Series 1998 B, Insured: MBIA 5.250% 07/01/11	1,898,733
	FL South Broward Hospital District Revenue Refunding, Series 2003 A, Insured: MBIA:
3,955,000	5.250% 05/01/12	4,319,216
1,500,000	5.250% 05/01/13	1,642,125
	FL South Broward Hospital District Revenue, Series 2002:
1,000,000	5.500% 05/01/22	1,070,360
4,000,000	5.600% 05/01/27	4,284,680
	FL St. Petersburg Health Facilities Authority Revenue, All Children's Hospital Project, Series 2002, Insured: AMBAC:
1,720,000	5.500% 11/15/14	1,885,756
1,995,000	5.500% 11/15/15	2,176,645
1,980,000	5.500% 11/15/16	2,157,329
2,000,000	FL Tampa Health Systems Revenue, Catholic Health East Project, Series 1998 A-1, Insured: MBIA 4.875% 11/15/15	2,081,500
4,180,000	VA Arlington County Industrial Development Authority Revenue, Virginia Hospital Arlington Health Systems Project, Series 2001, 5.500% 07/01/14	4,512,226
		45,150,814

See Accompanying Notes to Financial Statements.

45

Columbia Florida Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Housing - 4.3%
	Multi-family - 2.9%
4,300,000	FL Capital Trust Agency Multi-Family Housing Revenue, Shadow Run Project, Series 2000 A, Mandatory Put 11/01/10 @ 100, 5.150% 11/01/30	4,530,050
3,250,000	FL Collier County Housing Finance Authority Multi-Family Revenue, Goodlette Arms Project, Series 2002 A-1, 4.900% 02/15/32	3,318,315
	FL Housing Finance Agency Revenue Refunding, The Vineyards Project, Series 1995 H:
195,000	5.875% 11/01/05	195,125
1,000,000	6.400% 11/01/15	1,022,260
		9,065,750
	Single-family - 1.4%
270,000	FL Escambia County Housing Finance Authority Single-Family Mortgage Revenue, Series 2000 A, AMT, Insured: MBIA 6.300% 10/01/20	273,572
	FL Housing Finance Corporation Revenue:
990,000	Homeowner Mortgage Project, Series 1998-1, Insured: MBIA 4.950% 01/01/11	1,024,392
1,570,000	Homeowner Mortgage Project, Series 1997-2, AMT, Insured: MBIA 5.750% 07/01/14	1,628,671
1,360,000	Homeowner Mortgage Project, Series 1998-1, Insured: MBIA 4.950% 07/01/11	1,406,689
		4,333,324
		13,399,074
	Industrials - 1.0%
	Forest products & paper - 1.0%
2,375,000	FL Bay County Pollution Control Revenue Refunding, International Paper Company, Series 1998 A, 5.100% 09/01/12	2,504,295
500,000	FL Escambia County Pollution Control Revenue, International Paper Company, Series 2003 A, 4.700% 04/01/15	504,390
		3,008,685
	Other - 11.6%
	Pool/bond bank - 1.5%
1,000,000	FL Gulf Breeze Revenue, Local Government Loan Program, Series 1985 C, Insured: FGIC 5.000% 12/01/15	1,058,890

Par ($)		Value ($)
	Pool/bond bank - (continued)
	FL State Municipal Loan Council Revenue:
1,000,000	Series 2002 A, Insured: MBIA 5.500% 05/01/13	1,110,940
1,125,000	Series 2003 B, Insured: MBIA 5.250% 12/01/13	1,242,326
1,015,000	Series 2005 A, Insured: MBIA 5.000% 02/01/19	1,082,782
		4,494,938
	Refunded/escrowed(b) - 10.1%
1,470,000	FL Boca Raton, GO, Series 2000, Pre-refunded 07/01/09 5.000% 07/01/13	1,576,928
1,195,000	FL Brevard County School Board Constitutional Fuel Tax Revenue, Series 2000, Pre-refunded 08/01/10, Insured: FSA 6.000% 08/01/14	1,348,103
315,000	FL Gainesville Utilities System Revenue, Series 1996 A, Escrowed to Maturity, 5.750% 10/01/07	331,591
1,060,000	FL Hillsborough County School Board District Sales Tax Revenue, Series 2002, Pre-refunded 10/01/11, Insured: AMBAC 5.375% 10/01/13	1,170,993
1,000,000	FL Lakeland Electricity & Water Revenue Refunding, Series 1990, Escrowed to Maturity, Insured: AMBAC (c)10/01/09	874,100
1,430,000	FL Leon County Capital Improvement Revenue, Series 1997, Pre-refunded 10/01/07, Insured: AMBAC 5.250% 10/01/17	1,504,989
2,000,000	FL Miami-Dade County School Board Certificates of Participation, Series 2001 A, Escrowed to Maturity, Insured: MBIA 5.500% 05/01/10	2,180,180
790,000	FL North Broward Hospital District Revenue, Series 1997, Pre-refunded 01/15/07, Insured: MBIA 5.250% 01/15/17	820,075
	FL Orange County Health Facilities Authority Revenue, Orlando Regional Healthcare System Project, Series 1996 A, Escrowed to Maturity, Insured: MBIA:
4,640,000	6.250% 10/01/08	5,053,238
4,705,000	6.250% 10/01/16	5,686,557

See Accompanying Notes to Financial Statements.

46

Columbia Florida Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Refunded/escrowed(b) - (continued)
1,800,000	FL Orlando Utilities Commission Water & Electric Revenue, Series 1989 D, Escrowed to Maturity, 6.750% 10/01/17	2,184,570
2,000,000	FL Palm Beach County Stadium Facilities Revenue, Series 1996, Pre-refunded 12/01/07, Insured: MBIA 5.250% 12/01/16	2,122,160
1,420,000	FL Pembroke Pines Consolidated Utilities Systems Revenue Refunding, Series 1992, Escrowed to Maturity, Insured: FGIC 6.250% 09/01/07	1,478,319
510,000	FL Port St Lucie Utilities Revenue, Series 2003, Pre-refunded 09/01/13, 5.000% 09/01/16	556,492
1,490,000	FL Reedy Creek Improvement District Utilities Revenue, Series 2003 1, Pre-refunded 10/01/13, Insured: MBIA 5.250% 10/01/15	1,651,978
3,000,000	FL Tampa Tax Allocation, Cigarette-H. Lee Moffitt Cancer Project, Series 1999, Escrowed to Maturity, Insured: AMBAC 5.000% 03/01/07	3,084,390
		31,624,663
		36,119,601
	Other revenue - 1.2%
	Recreation - 1.2%
	FL State Board of Education Lottery Revenue:
1,000,000	Series 2000 C, Insured: FGIC 5.250% 07/01/17	1,082,290
1,450,000	Series 2002 A, Insured: FGIC 5.375% 07/01/17	1,600,612
1,000,000	Insured: FGIC 5.500% 07/01/12	1,118,020
		3,800,922
	Resource recovery - 2.4%
	Disposal - 0.6%
1,750,000	FL Okeechobee County Solid Waste Revenue, Various Disposal - Waste Management/Landfill, Series 2004 A, AMT, 4.200% 07/01/39	1,762,600
	Resource recovery - 1.8%
5,000,000	FL Palm Beach County Solid Waste Authority Revenue, Unrefunded Balance, Series 1997 A, Insured: AMBAC 6.000% 10/01/10	5,571,600
		7,334,200

Par ($)		Value ($)
	Tax-backed - 36.2%
	Local appropriated - 4.6%
1,470,000	FL Brevard County School Board Certificates of Participation, Series 2004 A, Insured: FGIC 5.000% 07/01/17	1,575,605
1,000,000	FL Broward County Certificates of Participation, Series 2004, Insured: MBIA 5.000% 06/01/13	1,089,200
1,500,000	FL Collier County School Board Certificates of Participation, Series 2002, Insured: FSA 5.000% 02/15/13	1,613,565
1,000,000	FL Lee County School Board Certificates of Participation, Series 2004 A, Insured: FSA 5.000% 08/01/16	1,075,380
1,000,000	FL Miami-Dade County Special Obligation Bonds, Series 2002 A-1, Insured: AMBAC 5.000% 04/01/11	1,079,420
1,000,000	FL Orange County School Board Certificates of Participation, Series 2005 A, Insured: MBIA 5.000% 08/01/18	1,071,360
	FL Osceola County School Board Certificates of Participation:
2,240,000	Series 2004 A, Insured: FGIC 5.000% 06/01/16	2,419,334
1,000,000	Series 2004 A, Insured: FGIC 5.000% 06/01/17	1,074,490
3,000,000	FL Palm Beach County School Board Certificates of Participation, Series 2002 A, Insured: FSA 5.375% 08/01/14	3,312,150
		14,310,504
	Local general obligations - 2.2%
1,025,000	FL Broward County GO, Series 2001 A, 5.250% 01/01/14	1,118,357
2,000,000	FL Palm Beach County GO Refunding, Series 1998, 5.500% 12/01/11	2,232,460
1,170,000	FL Port St. Lucie GO, Series 2005, Insured: MBIA 5.000% 07/01/18	1,262,664
1,000,000	FL Reedy Creek Improvement District GO, Series 2004 A, Insured: MBIA 5.000% 06/01/17	1,072,970
1,000,000	PR Commonwealth Municipal Finance Agency GO, Series 1999 A, Insured: FSA 5.500% 08/01/09	1,083,870
		6,770,321

See Accompanying Notes to Financial Statements.

47

Columbia Florida Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Special non-property tax - 25.8%
	FL Collier County Gas Tax Revenue, Series 2003, Insured: AMBAC:
3,660,000	5.250% 06/01/13	4,047,191
3,285,000	5.250% 06/01/15	3,596,878
1,375,000	FL Hialeah Capital Improvement Revenue, Series 1993, 5.500% 10/01/18	1,376,238
	FL Hillsborough County Capital Improvement Revenue Refunding:
1,000,000	County Center Project, Series 1996 B, Insured: MBIA 5.000% 07/01/11	1,034,440
1,000,000	Criminal Justice Facilities Project, Series 2003, Insured: FGIC 5.000% 08/01/12	1,085,070
2,335,000	FL Hillsborough County Individual Development Authority, Cigarette Tax Allocation, H. Lee Moffitt Cancer Project, Series 2002 B, Insured: AMBAC 5.500% 09/01/15	2,584,938
1,000,000	FL Jacksonville Excise Tax Revenue Refunding, Series 1995 A, Insured: FGIC 5.000% 10/01/09	1,066,350
	FL Jacksonville Guaranteed Entitlement Improvement Revenue Refunding, Series 2002, Insured: FGIC:
3,450,000	5.375% 10/01/18	3,792,482
3,720,000	5.375% 10/01/19	4,089,284
	FL Jacksonville Sales Tax Revenue, Refunding:
1,000,000	Series 2002, Insured: FGIC 5.375% 10/01/18	1,099,270
1,080,000	Series 2003, Insured: MBIA 5.250% 10/01/19	1,180,958
2,000,000	Series 2001, Insured FGIC 5.500% 10/01/12	2,241,900
4,500,000	FL Jea St. Johns River Power Parkway Systems Revenue Refunding, Series 2002, 5.250% 10/01/13	4,876,920
1,000,000	FL Lee County Capital Improvement Revenue, Series 1997 A, Insured: MBIA 5.750% 10/01/11	1,124,030
4,285,000	FL Manatee County School District Sales Tax Revenue, Series 2003, Insured: AMBAC 5.000% 10/01/12	4,665,851
1,530,000	FL Ocala Capital Improvement Revenue Refunding, Series 2003, Insured: AMBAC 5.375% 10/01/16	1,692,716

Par ($)		Value ($)
	Special non-property tax - (continued)
4,000,000	FL Orange County Tourist Development Tax Authority Revenue Refunding, Series 1998 A, Insured: AMBAC 5.000% 10/01/15	4,233,000
1,555,000	FL Osceola County Tourist Development Tax Revenue, Series 2002 A, Insured: FGIC 5.500% 10/01/14	1,735,116
	FL Palm Beach County Criminal Justice Facilities Revenue:
1,500,000	Series 1993, Insured: FGIC 5.375% 06/01/09	1,613,115
3,500,000	Series 1997, Insured: FGIC 5.750% 06/01/13	3,983,875
1,000,000	FL Palm Beach County Public Improvement Revenue GO Refunding, Series 2004, 5.000% 08/01/17	1,075,310
1,240,000	FL Pasco County Sales Tax Revenue, Series 2003, Insured: AMBAC 5.000% 12/01/16	1,335,678
1,000,000	FL Polk County Transit Improvement Revenue Refunding, Series 2004, Insured: FSA 5.000% 12/01/25	1,067,300
1,000,000	FL Port St. Lucie Sales Tax Revenue, Series 2003, Insured: MBIA 5.000% 09/01/19	1,065,150
1,295,000	FL Seminole County Sales Tax Revenue, Series 2001, Insured: FGIC 5.375% 10/01/13	1,431,286
5,000,000	FL State Department of Environmental Protection & Preservation Revenue Refunding, Florida Forever Project, Series 2001 B, Insured: MBIA 5.000% 07/01/09	5,317,450
5,000,000	FL State Division of Bond Finance, Series 1998 B, Insured: FSA 5.500% 07/01/08	5,314,050
3,775,000	FL Tallahassee Blue Print 2000 Intern Government Revenue, Series 2003, Insured: FSA 5.000% 10/01/13	4,076,509
	FL Tampa Sports Authority & Local Optional Sales Tax Revenue, Stadium Project:
1,000,000	Series 1997, Insured: MBIA 5.250% 01/01/17	1,034,540
3,170,000	Series 1997, Insured: MBIA 6.000% 01/01/07	3,287,480

See Accompanying Notes to Financial Statements.

48

Columbia Florida Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Special non-property tax - (continued)
	FL Tampa Sports Authority Sales Tax Revenue:
2,500,000	Tampa Bay Arena Project, Series 1995, Insured: MBIA 5.750% 10/01/15	2,836,425
1,000,000	Tampa Bay Arena Project, Series 1995, Insured: MBIA 5.750% 10/01/20	1,177,360
		80,138,160
	State appropriated - 0.6%
1,515,000	FL State Department of General Services, Division of Facilities Management Revenue, Series 2003 A, Insured: FSA 5.250% 09/01/15	1,690,710
	State general obligations - 3.0%
	FL State Board of Education:
1,000,000	Public Education Capital Outlay, GO Refunding, Series 1993 A, 5.000% 06/01/08	1,048,460
1,000,000	Public Education Capital Outlay, GO Refunding, Series 2000 A, 5.750% 06/01/13	1,107,380
1,000,000	FL State Department of Transportation, GO, Series 2004 A, 5.000% 07/01/30	1,051,960
4,190,000	PR Commonwealth GO, Series 1997, Insured: MBIA 6.500% 07/01/15	5,123,658
1,000,000	PR Commonwealth Public Finance Corporation, Commonwealth Appropriation, Series 2004 A, Insured: AMBAC 5.250% 08/01/30	1,091,090
		9,422,548
		112,332,243
	Transportation - 5.7%
	Airports - 3.6%
	FL Dade County Aviation Revenue:
2,500,000	Series 1996 A, AMT, Insured: MBIA 5.750% 10/01/12	2,606,525
1,000,000	Refunding, Series 1994 B, Insured: AMBAC 6.300% 10/01/05	1,000,090
1,500,000	FL Greater Orlando Aviation Authority, Orlando Airport Facilities Revenue Refunding, Series 2003 A, Insured: FSA 5.000% 10/01/13	1,625,895
3,500,000	FL Miami-Dade County Aviation Revenue, Series 1998 C, AMT, Insured: MBIA 5.250% 10/01/15	3,682,140
2,000,000	FL Pensacola Airport Revenue, Series 1997 B, AMT, Insured: MBIA 5.625% 10/01/14	2,117,220
		11,031,870

Par ($)		Value ($)
	Toll facilities - 2.1%
2,000,000	FL Orlando & Orange County Expressway Authority Revenue, Junior Lien, Series 1990, Insured: FGIC 6.500% 07/01/10	2,274,560
1,000,000	FL Osceola County Transportation Revenue, Osceola Parkway Project, Series 2004, Insured: MBIA 5.000% 04/01/18	1,070,730
3,000,000	FL State Turnpike Authority Revenue Refunding, Series 2005 A, Insured: AMBAC 5.000% 07/01/21	3,216,510
		6,561,800
		17,593,670
	Utilities - 20.5%
	Joint power authority - 1.9%
	FL State Municipal Power Agency Revenue Refunding:
3,420,000	Series 2003 A, Insured: FSA 5.000% 10/01/13	3,731,733
1,850,000	Stanton II Project, Series 2002, Insured: AMBAC 5.500% 10/01/21	2,045,378
		5,777,111
	Municipal electric - 8.5%
1,250,000	FL Charlotte County Utilities Revenue Refunding, Series 1996 A, Insured: FGIC 5.625% 10/01/16	1,306,062
	FL Gainesville Utilities Systems Revenue:
3,000,000	Series 1992 B, 6.500% 10/01/11	3,482,610
685,000	Unrefunded Balance, Series 1996 A, 5.750% 10/01/07	721,353
2,000,000	FL Jacksonville Electric Systems Authority Revenue Refunding, St. John's River Issue 2 Project, Series 1995-11, 5.375% 10/01/15	2,003,540
2,235,000	FL Kissimmee Utilities Authority Electrical System Improvement Revenue Refunding, Series 2003, Insured: FSA 5.250% 10/01/15	2,455,215
	FL Orlando Utilities Commission Water & Electric Revenue Refunding:
5,865,000	Series 2001, 5.000% 10/01/09	6,249,568
		Series 2002 C:
6,425,000	5.250% 10/01/18	7,013,723
1,500,000	5.250% 10/01/16	1,639,380
920,000	FL Port St. Lucie Utilities Revenue, Series 2003, Insured: MBIA 5.000% 09/01/17	986,645

See Accompanying Notes to Financial Statements.

49

Columbia Florida Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Municipal electric - (continued)
500,000	PR Commonwealth Electric Power Authority Revenue, Series 2003 NN, Insured: MBIA 5.250% 07/01/19	566,155
		26,424,251
	Water & sewer - 10.1%
1,000,000	FL Boca Raton Water & Sewer Revenue, Series 2001, 5.000% 10/01/08	1,055,840
2,000,000	FL Brevard County Utilities Revenue, Refunding, Series 2002, Insured: FGIC 5.250% 03/01/14	2,186,140
1,000,000	FL Cocoa Water & Sewer Revenue Refunding, Series 2003, Insured: AMBAC 5.500% 10/01/19	1,149,790
1,200,000	FL Daytona Beach Utilities Systems Revenue Refunding, Series D, Insured: FSA 5.250% 11/15/16	1,313,148
745,000	FL Holly Hill Water & Sewer Revenue Refunding, Series 2002, Insured: MBIA 5.000% 10/01/15	801,463
1,070,000	FL Hollywood Water & Sewer Improvement Revenue Refunding, Series 2003, Insured: FSA 5.000% 10/01/17	1,147,960
2,000,000	FL Manatee County Public Utilities & Improvement Revenue Refunding, Series 2003 A, Insured: MBIA 5.000% 10/01/12	2,180,360
1,810,000	FL Miami Beach Water & Sewer Revenue, Series 1995, Insured: FSA 5.375% 09/01/15	1,849,385
2,445,000	FL Miami-Dade County Stormwater Utilities Revenue, Series 2004, Insured: MBIA 5.000% 04/01/24	2,587,128
1,485,000	FL Municipal Loan Council Revenue, North Miami Beach Water Project, Series 2002 B, Insured: MBIA 5.375% 08/01/16	1,635,564
1,000,000	FL Ocala Utilities System Revenue Refunding, Series B, Insured: FGIC 5.250% 10/01/20	1,096,170
	FL Port St. Lucie Utilities Revenue:
2,115,000	Series 2003, Insured: MBIA 5.000% 09/01/19	2,252,792
490,000	Unrefunded Balance, Series 2003, 5.000% 09/01/16	527,147
1,000,000	FL Sarasota County Utilities Systems Revenue Refunding, Series 2002 C, Insured: FGIC 5.250% 10/01/16	1,092,920

Par ($)		Value ($)
	Water & sewer - (continued)
1,030,000	FL Sebring Water & Wastewater Revenue Refunding, Series 2002, Insured: FGIC 5.250% 01/01/14	1,129,313
1,180,000	FL State Governmental Utility Authority Revenue, Lehigh Utilities Systems, Series 2003, Insured: AMBAC 5.000% 10/01/17	1,265,975
	FL Tallahassee Conservative Utilities System Revenue Refunding,
	Series 2001, Insured: FGIC:
1,330,000	5.500% 10/01/14	1,506,451
1,000,000	5.500% 10/01/18	1,147,640
1,000,000	FL Tampa Water & Sewer Revenue, Series 2002 B, 5.000% 07/01/10	1,074,620
1,110,000	FL Tohopekaliga Water Utilities Authority Revenue, Series 2003 B, Insured: FSA 5.250% 10/01/17	1,217,759
1,390,000	FL Water Pollution Control Financing Corporation Revenue, Series 2001, 5.500% 01/15/13	1,528,625
1,405,000	FL Winter Park Water & Sewer Revenue, Series 2002, Insured: AMBAC 5.250% 12/01/14	1,544,306
		31,290,496
		63,491,858
	Total municipal bonds (Cost of $300,962,347)	311,018,643
Shares
	Investment company - 0.1%
246,000	Columbia Tax-Exempt Reserves, Capital Class(d)	246,000
	Total investment company (Cost of $246,000)	246,000
Total investments (Cost of $301,208,347)(e)	100.4%	311,264,643
Other assets & liabilities, net	(0.4)%	(1,038,729)
Net assets	100.0%	310,225,914

See Accompanying Notes to Financial Statements.

50

Columbia Florida Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Notes to Investment Portfolio:

(a) Security purchased on a delayed delivery basis.

(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principle and interest.

(c) Zero coupon bond.

(d) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(e) Cost for federal income tax purposes is $301,208,347.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance Inc.

GO	General Obligation

MBIA	MBIA Insurance Corp.

At September 30, 2005, the Fund held investments in the following:

Holding by Revenue Source	% of Net Assets
Tax-backed	36.2%
Utilities	20.5
Health care	14.6
Other	11.6
Transportation	5.7
Housing	4.3
Education	2.8
Resource recovery	2.4
Other revenue	1.2
Industrials	1.0
Investment company	0.1
Other assets & liabilities, net	(0.4)
100.0%

See Accompanying Notes to Financial Statements.

51

Columbia Georgia Intermediate Municipal Bond Fund

Investment portfolio  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Municipal bonds - 98.8%
	Education - 5.8%
	Education - 5.8%
1,150,000	GA Athens University of Georgia Student Housing Authority Revenue Refunding, Series 2002, Insured: AMBAC 5.250% 12/01/19	1,236,538
	GA Bulloch County Development Authority, Student Housing Lease Revenue: Georgia Southern University Project, Series 2002, Insured: AMBAC:
1,055,000	3.750% 08/01/10	1,075,794
1,090,000	4.000% 08/01/11	1,122,864
1,870,000	GA Cobb County Development Authority, University Facilities Lease Revenue, Kennesaw State University Foundation, Inc. Project, Series 2004, Insured: MBIA 5.000% 07/15/19	1,998,768
	GA Fulton County Development Authority Revenue:
500,000	Clark Atlanta University Project, Series 1995, Insured: CON 5.125% 01/01/10	512,645
1,735,000	Georgia Tech Foundation Facilities Project, Series 1997 A, 5.000% 09/01/17	1,814,480
		7,761,089
	Health care - 15.3%
	Hospitals - 15.3%
	GA Chatham County Hospital Authority Revenue:
1,000,000	Memorial Health University, Series 2004 A, 5.375% 01/01/26	1,046,010
3,000,000	Memorial Health Medical Center Project, Series 2001 A, 6.125% 01/01/24	3,254,940
3,190,000	GA Clayton County Hospital Authority Revenue, Anticipation Certificates, Southern Regional Medical Center Project, Series 1998 A, Insured: MBIA 5.250% 08/01/09	3,409,887
2,000,000	GA Fulco Hospital Authority Revenue, Anticipation Certificates, Catholic Health East Project, Series 1998 A, Insured: MBIA 4.600% 11/15/09	2,096,280
1,000,000	GA Gainesville & Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Health System, Inc. Project, Series 2001, 5.000% 05/15/15	1,031,720

Par ($)		Value ($)
	Hospitals - (continued)
3,000,000	GA Henry County Hospital Authority Revenue, Henry Medical Center Project, Series 1997, Pre-refunded 07/01/07, Insured: AMBAC 6.000% 07/01/29	3,350,490
	GA Savannah Hospital Authority Revenue, St. Joseph's Candler Health Systems Project: Series 1998 A, Insured: FSA:
1,225,000	5.250% 07/01/11	1,300,080
1,310,000	5.250% 07/01/12	1,390,696
1,000,000	Series 1998 B, Insured: FSA 5.250% 07/01/10	1,065,100
2,225,000	GA Tift County Hospital Authority Revenue, Series 2002, Insured: AMBAC 5.250% 12/01/18	2,391,875
		20,337,078
	Housing - 6.8%
	Multi-family - 6.6%
2,000,000	GA Atlanta Urban Residential Finance Authority Multi-Family Revenue Refunding, Housing City Plaza Project, Series 1998, AMT, Insured: FNMA 4.550% 12/01/28	2,060,100
3,785,000	GA Clayton County Housing Authority Multi-Family Housing Revenue Refunding, Tara Court II Apartments Project, Series 2001, Mandatory Put 12/01/11 @100, Insured: FNMA 4.350% 12/01/31	3,901,313
2,000,000	GA Cobb County Development Authority, University Facilities Revenue, Kennesaw State University Housing Project, Series 2004 A, Insured: MBIA 5.250% 07/15/19	2,186,760
500,000	GA Lawrenceville Housing Authority Multi-Family Revenue, Knollwood Park Apartments Project, Series 1997, AMT, Insured: FNMA 6.250% 12/01/29	546,415
		8,694,588
	Single-family - 0.2%
300,000	GA State Housing & Finance Authority Single-Family Mortgage Revenue, Series 1998 B-3, Insured: FHA 4.400% 06/01/17	300,318
		8,994,906

See Accompanying Notes to Financial Statements.

52

Columbia Georgia Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Industrials - 4.6%
	Food products - 0.8%
1,000,000	GA Cartersville Development Authority Sewer Facilities Revenue Refunding, Anheuser Busch Companies, Inc. Project, Series 1997, AMT, 6.125% 05/01/27	1,034,350
	Forest products & paper - 2.3%
3,000,000	GA Richmond County Development Authority Environmental Improvement Revenue, International Paper Company Project, Series 2001 A, 5.150% 03/01/15	3,128,370
	Oil, gas & consumable fuels - 1.5%
2,000,000	LA Calcasieu Parish Industrial Development Board, Pollution Control Revenue, Occidental Petroleum Project, Series 2001, 4.800% 12/01/06	2,024,240
		6,186,960
	Other - 24.1%
	Pool/bond bank - 1.1%
1,315,000	AK Municipal Bond Bank Authority Revenue, Series 2003, Insured: MBIA 5.250% 12/01/17	1,423,751
	Refunded/escrowed(a) - 21.8%
5,000,000	GA Atlanta Airport Facilities Revenue Refunding, Series 2000 A, Pre-refunded 01/01/10, Insured: FGIC 5.600% 01/01/30	5,502,350
1,060,000	GA Atlanta Water & Wastewater Revenue, Series 1999 A, Pre-refunded 05/01/09, Insured: FGIC 5.000% 11/01/38	1,134,073
	GA Clayton County Water & Sewer Authority Revenue, Series 2000, Pre-refunded 05/01/10:
1,000,000	5.600% 05/01/18	1,106,030
2,000,000	6.250% 05/01/17	2,266,980
2,000,000	GA Forsyth County School District GO, Series 1999, Pre-refunded 02/01/10, 6.000% 02/01/15	2,253,100
2,900,000	GA Fulton County Housing Authority, Multi-Family Housing Revenue, Concorde Place Apartments Project, Series 1996 A, AMT, Pre-refunded 07/01/08, 6.375% 01/01/27	3,124,721

Par ($)		Value ($)
	Refunded/escrowed(a) - (continued)
1,550,000	GA Henry County Hospital Authority Revenue, Henry Medical Center Project, Series 1997, Pre-refunded 07/01/07, Insured: AMBAC 5.250% 07/01/09	1,636,815
1,000,000	GA Macon Bibb County Industrial Authority Revenue, Weyerhaeuser Company Project, Series 1982, Escrowed to Maturity, 9.000% 10/01/07	1,112,480
	GA Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue:
540,000	Series 1983 D, Escrowed to Maturity, 7.000% 07/01/11	639,522
3,000,000	Series 1998 B, Pre-refunded 07/01/08 Insured: MBIA 5.100% 07/01/15	3,183,750
2,500,000	Pre-refunded 07/01/08, Insured: MBIA 5.100% 07/01/13	2,653,125
	GA State GO:
3,000,000	Series 1999 D, Pre-refunded 11/01/09, 5.800% 11/01/13	3,348,780
1,000,000	Series 2002 B, Pre-refunded 05/01/12 5.000% 05/01/20	1,085,870
		29,047,596
	Tobacco - 1.2%
1,500,000	SC Tobacco Settlement Financing Corporation, Series 2001 B, 6.375% 05/15/28	1,626,645
		32,097,992
	Tax-backed - 23.8%
	Local appropriated - 6.7%
2,490,000	GA East Point Building Authority Revenue, Series 2000, Insured: FSA (b)02/01/18	1,317,608
5,000,000	GA Fulton County Building Authority Revenue, Judicial Center Facilities Project, Series 2002 B, Insured: MBIA 4.000% 01/01/08	5,097,000
1,250,000	GA Municipal Association, Inc., Certificates of Participation, City Court Atlanta Project, Series 2002, Insured: AMBAC 5.250% 12/01/26	1,338,000
1,000,000	GA Smyrna Downtown Development Authority Revenue Refunding, Series 2002, Insured: AMBAC 5.250% 02/01/16	1,112,980
		8,865,588

See Accompanying Notes to Financial Statements.

53

Columbia Georgia Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Local general obligations - 15.1%
2,320,000	AL Birmingham, GO Refunding, Series 2003 A, Insured: AMBAC 5.250% 06/01/18	2,538,173
	GA Cherokee County School Systems GO:
805,000	Series 1993, Insured: AMBAC 5.875% 02/01/09	846,981
	State Aid Withholding:
1,500,000	Series 1999,
	5.000% 02/01/13	1,631,745
	Series 2001:
1,000,000	5.250% 08/01/15	1,093,670
1,000,000	5.250% 08/01/17	1,091,470
	GA Gwinnett County:
2,000,000	GO, Series 2002, 4.000% 01/01/11	2,064,980
1,000,000	School District GO Refunding, Series 2002, 5.000% 02/01/08	1,044,070
1,000,000	GA Hall County School District, GO Refunding, Series 1992 B, 6.300% 12/01/05	1,005,840
1,000,000	GA Meriwether County School District GO, State Aid Withholding, Series 1996, Insured: FSA 5.500% 02/01/16	1,049,470
500,000	GA Peach County School District GO, State Aid Withholding, Series 1994, Insured: MBIA 6.500% 02/01/08	538,035
1,000,000	GA Richmond County Board of Education, GO Refunding, Series 1993, Insured: FGIC 4.700% 11/01/06	1,001,480
2,000,000	GA Rosewell, GO, Series 2000, 5.500% 02/01/12	2,159,920
3,650,000	MI Detroit, GO Refunding, Series 2001 B, Insured: MBIA 5.375% 04/01/14	3,980,106
		20,045,940
	Special non-property tax - 2.0%
2,430,000	GA Cobb-Marietta County Coliseum & Exhibit Hall Authority Revenue Refunding, Series 2005, Insured: MBIA 5.250% 10/01/19	2,706,242
		31,617,770
	Transportation - 1.8%
	Transportation - 1.8%
2,000,000	GA Metropolitan Atlanta Rapid Transit Authority Revenue Refunding, Series 1992, Insured: MBIA 6.250% 07/01/18	2,365,640

Par ($)		Value ($)
	Utilities - 16.6%
	Investor owned - 4.7%
	GA Monroe County Development Authority Pollution Control Revenue:
5,000,000	Georgia Power Company Plant Scherer Project, Series 2001, Mandatory Put 12/01/08 @ 100, Insured: AMBAC 4.200% 01/01/12	5,114,800
1,000,000	Oglethorpe Power Corporation Project, Series 1992 A, 6.800% 01/01/12	1,163,080
		6,277,880
	Joint power authority - 0.9%
1,000,000	GA Municipal Electric Authority Revenue, Project One Subordinated, Series 1998 A, Insured: MBIA 5.250% 01/01/13	1,099,090
	Municipal electric - 1.6%
2,000,000	TX Sam Rayburn Municipal Power Agency Revenue Refunding, Series 2002, 6.000% 10/01/16	2,149,920
	Water & sewer - 9.4%
350,000	GA Cherokee County Water & Sewer Authority Revenue Refunding, Series 1993, Insured: MBIA 5.300% 08/01/09	366,681
5,195,000	GA Cobb & Marietta County Water Authority Revenue, Series 2000, 5.125% 11/01/20	5,624,782
2,220,000	GA Columbus County Water & Sewer Revenue Refunding, Series 2003, Insured: FSA 5.250% 05/01/13	2,455,009
2,585,000	GA Griffin Combined Public Utility Improvement Revenue Refunding, Series 2002, Insured: AMBAC 5.125% 01/01/19	2,794,928
1,140,000	GA Upper Oconee Basin Water Authority Revenue Refunding, Series 2005, Insured: MBIA 5.000% 07/01/17	1,250,489
		12,491,889
		22,018,779
	Total municipal bonds (Cost of $125,791,427)	131,380,214

See Accompanying Notes to Financial Statements.

54

Columbia Georgia Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Shares		Value ($)
	Investment company - 0.0%
1,000	Columbia Tax-Exempt Reserves, Capital Class(c)	1,000
	Total investment company (Cost of $1,000)	1,000
Total investments (Cost of $125,792,427)(d)	98.8%	131,381,214
Other assets & liabilities, net	1.2%	1,635,995
Net assets	100.0%	133,017,209

Notes to Investment Portfolio:

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b) Zero coupon bond.

(c) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(d) Cost for federal income tax purposes is $125,792,427.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

CON	College Construction Loan Association

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance Inc.

GO	General Obligation

MBIA	MBIA Insurance Corp.

At September 30, 2005, the Fund held investments in the following:

Holding by Revenue Source	% of Net Assets
Other	24.1%
Tax-backed	23.8
Utilities	16.6
Health care	15.3
Housing	6.8
Education	5.8
Industrials	4.6
Transportation	1.8
Investment company	0.0
Other assets & liabilities, net	1.2
100.0%

See Accompanying Notes to Financial Statements.

55

Columbia Maryland Intermediate Municipal Bond Fund

Investment portfolio  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Municipal bonds - 98.3%
	Education - 2.4%
	Education - 2.4%
510,000	MD State Health & Higher Education Facilities Authority Revenue, College of Notre Dame Project, Series 1998, Insured: MBIA 4.600% 10/01/14	543,665
	MD State Industrial Development Financing Authority Revenue Refunding, American Center for Physics Facilities Project, Series 2001:
1,100,000	3.650% 12/15/05	1,101,892
1,000,000	5.250% 12/15/15	1,092,170
1,975,000	MD University Systems Auxiliary Facilities & Tuition Revenue, Series 2000 A, 5.000% 10/01/08	2,084,119
		4,821,846
	Health care - 2.8%
	Hospitals - 2.8%
1,000,000	MD State Health & Higher Educational Facilities Authority Revenue, Johns Hopkins Medical Project, Series 1998, Insured: MBIA 5.000% 07/01/29	1,042,610
	MS State Hospital Facilities & Equipment Authority Revenue, Forrest County General Hospital Project, Series 2000, Insured: FSA:
3,100,000	5.500% 01/01/24	3,294,804
1,000,000	5.625% 01/01/20	1,091,310
		5,428,724
	Housing - 8.3%
	Multi-family - 3.6%
1,500,000	MD Montgomery County Housing Opportunities Commission Multi-Family Mortgage Revenue, Series 2000 A, 6.100% 07/01/30	1,570,185
	MD State Economic Development Corporation Student Housing Revenue: Collegiate Housing Project, Series 1999 A:
495,000	5.300% 06/01/08	509,721
575,000	5.600% 06/01/11	609,483
		Salisbury Collegiate Housing Project, Series 1999 A:
575,000	5.600% 06/01/10	605,981
1,000,000	5.700% 06/01/12	1,056,600
815,000	6.000% 06/01/19	858,358
1,850,000	6.000% 06/01/30	1,932,510
		7,142,838

Par ($)		Value ($)
	Single-family - 4.7%
30,000	MD Prince Georges County Housing Authority Single-Family Mortgage Revenue, Series 2000 A, AMT, Insured: GNMA 6.150% 08/01/19	31,265
	MD State Community Development Administration Department of Housing & Community Development Revenue:
500,000	Residential Project: Series 1998 B, AMT, Insured: FHA 4.950% 09/01/11	517,745
2,410,000	Series 1999 D, AMT, 5.375% 09/01/24	2,480,902
915,000	Single-Family Program, Series 1997-1, Insured: FHA 4.950% 04/01/07	937,143
		Series 1998-3, AMT:
3,440,000	4.500% 04/01/08	3,526,310
1,685,000	4.700% 04/01/10	1,746,165
		9,239,530
		16,382,368
	Industrials - 0.7%
	Manufacturing - 0.7%
1,355,000	TN Maury County Industrial Development Board, Multi-Model Pollution Control Revenue Refunding, General Motors Corporation - Saturn Corporation Project, Series 1997, 6.500% 09/01/24	1,360,285
	Other - 20.0%
	Other - 1.6%
3,000,000	MD State Transportation Authority, Baltimore/Washington International Airport Project, Series 2002 A, Insured: AMBAC 4.500% 03/01/15	3,130,410
	Pool/bond bank - 1.0%
2,000,000	TX Water Development Board Revenue, Series 1997, 5.000% 07/15/12	2,081,260
	Refunded/escrowed(a) - 17.4%
1,740,000	MD Baltimore Consolidated Public Improvement, GO, Series 1997 A, Pre-refunded 10/15/07, Insured: FGIC 5.300% 10/15/16	1,852,021

See Accompanying Notes to Financial Statements.

56

Columbia Maryland Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Refunded/escrowed(a) - (continued)
	MD Howard County Consolidated Public Improvement, GO: Series 2000 A, Pre-refunded 02/15/08:
1,220,000	5.250% 02/15/16	1,293,505
280,000	5.250% 02/15/16	296,870
1,900,000	5.250% 02/15/17	2,014,475
210,000	5.250% 02/15/18	222,653
1,790,000	5.250% 02/15/18	1,897,848
1,800,000	Series 2002 A, Pre-refunded 02/15/12, 5.250% 08/15/15	1,983,924
1,000,000	MD Montgomery County Consolidated Public Improvement, GO, Series 1997 A, Pre-refunded 05/01/07 5.375% 05/01/13	1,056,530
1,935,000	MD Prince Georges County Consolidated Public Improvement, GO, Series 1999, Pre-refunded 10/01/09, Insured: FSA 5.000% 10/01/12	2,084,962
1,200,000	MD Queen Annes County School & Public Facilities, GO, Series 2000, Pre-refunded 01/15/10, Insured: FGIC 5.250% 01/15/14	1,308,684
1,000,000	MD State & Local Facilities Loan, GO: Series 1998-2, Pre-refunded 07/15/08, 5.000% 07/15/11	1,061,450
1,550,000	Series 1996-2, Pre-refunded 06/15/06, 5.250% 06/15/11	1,606,761
	MD State Health & Higher Educational Facilities Authority Revenue:
2,000,000	Johns Hopkins Hospital Redevelopment Project, Series 1979, Escrowed to Maturity, 5.750% 07/01/09	2,184,820
5,000,000	Johns Hopkins University Project, Series 1999, Pre-refunded 07/01/09, 6.000% 07/01/39	5,546,700
680,000	MD State Transportation Authority Revenue, Transportation Facilities Project, Series 1978, Escrowed to Maturity, 6.800% 07/01/16	797,300
	MD University Systems Auxiliary Facilities & Tuition Revenue, Series 1996 A, Pre-refunded 04/01/06:
3,520,000	5.600% 04/01/13	3,604,128
3,115,000	5.600% 04/01/14	3,189,448
1,000,000	Series 1997 A, Pre-refunded 04/01/07, 5.125% 04/01/13	1,041,310

Par ($)		Value ($)
	Refunded/escrowed(a) - (continued)
1,000,000	MD Washington Suburban Sanitation District Authority, General Construction, GO, Series 2000, Pre-refunded 06/01/10, 5.250% 06/01/22	1,088,350
150,000	MO St. Louis County Mortgage Revenue, Series 1989 A, AMT, Escrowed to Maturity, Insured: GNMA 7.950% 08/01/09	164,199
		34,295,938
		39,507,608
	Resource recovery - 5.9%
	Disposal - 3.8%
2,915,000	FL Orange County Solid Waste Facilities Revenue Refunding, Series 2003, Insured: MBIA 5.000% 10/01/15	3,105,758
4,135,000	MD Prince Georges County Solid Waste Management System Revenue, Series 2003, Insured: MBIA 5.000% 06/15/08	4,338,938
		7,444,696
	Resource recovery - 2.1%
2,500,000	MD Northeast Waste Disposal Authority Revenue Refunding, Series 2003, AMT, Insured: AMBAC 5.500% 04/01/10	2,699,050
1,500,000	MD Northeast Solid Waste Disposal Authority Revenue, Montgomery County Resources Recreation Project, Series 1993 A, AMT, 6.000% 07/01/07	1,554,570
		4,253,620
		11,698,316
	Tax-backed - 48.2%
	Local general obligations - 30.8%
	MD Anne Arundel County, GO Refunding: Series 1995:
2,855,000	5.200% 04/01/08	2,888,889
500,000	5.300% 04/01/10	505,995
4,045,000	Series 2003, 5.000% 03/01/13	4,416,250
	MD Baltimore Consolidated Public Improvement, GO:
2,075,000	Series 1991 C, Insured: FGIC 6.375% 10/15/07	2,215,332
1,000,000	Series 1998 B, Insured: FGIC 6.500% 10/15/08	1,055,390
1,000,000	MD Baltimore, GO, Series 1989 B, Insured: MBIA 7.050% 10/15/07	1,079,340

See Accompanying Notes to Financial Statements.

57

Columbia Maryland Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Local general obligations - (continued)
250,000	MD Cumberland, GO Refunding, Series 1994 A, Insured: FGIC 5.250% 05/01/21	252,858
1,000,000	MD Harford County, GO, Series 1997, 5.500% 12/01/07	1,052,800
	MD Howard County Consolidated Public Improvement, GO:
3,900,000	Series 2002 A, 5.000% 08/15/09	4,158,921
795,000	Unrefunded Balance, Series 2002 A, 5.250% 08/15/15	870,565
1,530,000	MD Laurel Public Improvement, GO Refunding, Series 1996 A, Insured: FGIC 5.000% 10/01/11	1,574,860
	MD Montgomery County Consolidated Public Improvement, GO:
1,500,000	Series 1992 A, 5.800% 07/01/07	1,574,265
1,000,000	Series 1997 A, 5.375% 05/01/08	1,054,010
1,000,000	Refunding, Series 1992 A, 5.750% 07/01/06	1,022,150
5,000,000	Series 2005 A, 5.000% 06/01/24	5,351,850
	MD Montgomery County, GO Refunding, Series 2001:
3,800,000	5.250% 10/01/10	4,151,044
1,000,000	5.250% 10/01/14	1,100,870
	MD Prince Georges County Consolidated Public Improvement, GO:
1,000,000	5.125% 10/01/10	1,085,210
3,300,000	Series 1999, Insured: FSA 5.125% 10/01/16	3,546,609
1,000,000	Series 2000, 5.125% 10/01/08	1,058,520
	Series 2001, Insured: FGIC:
4,825,000	5.250% 12/01/11	5,313,531
4,650,000	5.250% 12/01/12	5,123,370
65,000	Unrefunded Balance, Series 1999, Insured: FSA 5.000% 10/01/12	69,657
2,565,000	MD St. Mary's County, GO Refunding, Series 2003, 3.000% 11/01/07	2,568,411
3,180,000	MD Washington Suburban Sanitation District, GO, Water Supply, 5.000% 06/01/18	3,459,363
	MD Wicomico County Public Improvement, GO, Series 1997, Insured: MBIA:
1,290,000	4.800% 12/01/10	1,346,218
1,355,000	4.900% 12/01/11	1,414,945
1,425,000	5.000% 12/01/12	1,491,989
		60,803,212

Par ($)		Value ($)
	Special non-property tax - 5.7%
1,000,000	MD Baltimore Convention Center Revenue, GO, Series 1989 B, Insured: MBIA 5.000% 09/01/06	1,019,170
1,725,000	MD Baltimore Exchanged Revenue, Series 1996 A, Insured: FGIC 5.900% 07/01/10	1,914,284
	MD State Department of Transportation Revenue, Series 2002:
1,265,000	5.500% 02/01/11	1,396,497
6,115,000	5.500% 02/01/14	6,905,975
		11,235,926
	Special property tax - 1.4%
2,700,000	MD Washington Suburban Sanitation District Authority, GO Refunding, Series 2001, 5.000% 06/01/08	2,836,944
	State appropriated - 0.3%
500,000	MD State Stadium Authority Lease Revenue, Ocean City Convention Project, Series 1995, 5.375% 12/15/13	507,510
	State general obligations - 10.0%
600,000	GU Government, GO, Series 1993 A, 5.200% 11/15/08	601,212
1,375,000	MD Baltimore Board of School Commissioners School System Revenue, Series 2003 A, 5.000% 05/01/12	1,497,623
	MD State, State & Local Facilities Loan, GO: Series 2000:
5,500,000	5.500% 08/01/09	5,963,320
2,970,000	5.750% 08/01/11	3,308,045
2,245,000	Series 2002, 5.500% 03/01/13	2,528,274
5,000,000	PR Public Buildings Authority Revenue, Guaranteed Refunding, Government Facilities, Series 2003 H, Insured: AMBAC 5.500% 07/01/18	5,775,700
		19,674,174
		95,057,766
	Transportation - 4.5%
	Air transportation - 1.1%
2,000,000	TN Memphis-Shelby County Airport Authority Special Facilities Revenue Refunding, Federal Express Corporation Project, Series 2001, 5.000% 09/01/09	2,093,020

See Accompanying Notes to Financial Statements.

58

Columbia Maryland Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Transportation - 3.4%
350,000	DC Washington Metropolitan Area Transportation Authority Revenue, Refunding, Series 1993, Insured: FGIC 6.000% 07/01/10	392,052
3,090,000	MD State Transportation Authority Facilities Projects Revenue, Series 2004, Insured: FSA 5.250% 07/01/14	3,445,134
2,800,000	MD State Transportation Authority Revenue, Series 1992, 5.800% 07/01/06	2,861,712
		6,698,898
		8,791,918
	Utilities - 5.5%
	Investor owned - 1.8%
1,000,000	KS Burlington Environmental Improvement Revenue, Refunding, Kansas City Power & Light Project, Series 1998 K, 4.750% 09/01/15	1,023,620
800,000	MD Calvert County Pollution Control Revenue Refunding, Baltimore Gas & Electric Company Project, Series 1993, 5.550% 07/15/14	814,904
1,500,000	MD Prince Georges County Pollution Control Revenue Refunding, Potomac Electric Project, Series 1995, 5.750% 03/15/10	1,647,135
		3,485,659
	Municipal electric - 3.7%
3,000,000	TX Austin Utility System Revenue, Refunding, Series 1997, Insured: FSA 5.125% 11/15/13	3,116,040
2,000,000	TX Sam Rayburn Municipal Power Agency Revenue Refunding, Series 2002, 6.000% 10/01/16	2,149,920
2,000,000	TX San Antonio Electric & Gas Revnue, GO Refunding, Series 1998 A, 5.250% 02/01/16	2,125,720
		7,391,680
		10,877,339
	Total municipal bonds (Cost of $187,226,121)	193,926,170

Shares		Value ($)
	Investment company - 0.5%
1,083,000	Columbia Tax-Exempt Reserves, Capital Class(b)	1,083,000
	Total investment company (Cost of $1,083,000)	1,083,000
Total investments (Cost of $188,309,121)(c)	98.8%	195,009,170
Other assets & liabilities, net	1.2%	2,282,972
Net assets	100.0%	197,292,142

Notes to Investment Portfolio:

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(c) Cost for federal income tax purposes is $188,309,121.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FSA	Financial Security Assurance Inc.

GNMA	Government National Mortgage Co.

GO	General Obligation

MBIA	MBIA Insurance Corp.

At September 30, 2005, the Fund held investments in the following:

Holding by Revenue Source	% of Net Assets
Tax-backed	48.2%
Other	20.0
Housing	8.3
Utilities	5.5
Transportation	4.5
Resource recovery	5.9
Health care	2.8
Education	2.4
Industrials	0.7
Investment company	0.5
Other assets & liabilities, net	1.2
100.0%

See Accompanying Notes to Financial Statements.

59

Columbia North Carolina Intermediate Municipal Bond Fund

Investment portfolio  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Municipal bonds - 98.8%
	Education - 5.9%
	Education - 5.9%
	NC Appalachian State University Revenue:
1,485,000	Series 2005, Insured: MBIA 5.000% 07/15/21	1,586,856
1,000,000	Series 1998, Insured: MBIA 5.000% 05/15/18	1,058,900
1,000,000	Series 2003 A, Insured: FGIC 5.125% 05/01/18	1,080,420
1,000,000	Utility Systems Project, Series 1998, Insured: MBIA 5.000% 05/15/12	1,087,050
1,000,000	NC Capital Facilities Finance Agency Educational Facilities Revenue, Johnson & Wales University Project, Series 2003 A, Insured: XLCA 5.250% 04/01/21	1,069,630
1,000,000	NC Raleigh, North Carolina State University Revenue, Series 2003 A, 5.000% 10/01/17	1,076,770
	NC University of North Carolina:
1,705,000	Certificates of Participation, Series 2004, Insured: AMBAC 5.000% 06/01/12	1,848,800
1,690,000	Chapel Hill Hospital Revenue Refunding, Series 1999, Insured: AMBAC 5.250% 02/15/12	1,806,154
		10,614,580
	Health care - 13.7%
	Hospitals - 13.7%
1,000,000	AZ University Medical Center Corporation Hospital Revenue Refunding, Series 2004, 5.250% 07/01/13	1,069,140
	NC Charlotte-Mecklenburg Hospital Authority Revenue, Carolinas Healthcare Systems Project, Series 1997 A:
2,000,000	5.000% 01/15/17	2,075,940
3,000,000	5.125% 01/15/22	3,111,390
	NC Medical Care Commission Health Care Facilities Revenue, Carolina
	Medicorp, Inc. Project, Series 1996:
2,000,000	5.100% 05/01/07	2,059,600
1,715,000	5.125% 05/01/08	1,762,746
1,130,000	Gaston Memorial Hospital Project, Series 1995, Insured: AMBAC 5.250% 02/15/07	1,160,826
3,500,000	Novant Health Obligation Group, Series 2003 A 5.000% 11/01/17	3,695,090

Par ($)		Value ($)
	Hospitals - (continued)
2,605,000	Novant Health, Inc. Project, Series 1998 A, Insured: MBIA 5.000% 10/01/08	2,746,634
1,000,000	Pitt County Memorial Hospital Project, Series 1998 B, 4.750% 12/01/28	1,003,580
	NC Medical Care Commission Hospital Revenue:
2,750,000	Gaston Memorial Hospital Project, Series 1995 5.400% 02/15/11	2,825,240
1,000,000	Northeast Medical Center Project, Series 2002 A, Insured: AMBAC 5.000% 11/01/10	1,075,090
1,000,000	Pitt County Memorial Hospital Project, Series 1998 B, 5.000% 12/01/18	1,049,210
1,000,000	Stanley Memorial Hospital Project, Series 1996, Insured: AMBAC 5.250% 10/01/06	1,023,260
		24,657,746
	Housing - 4.7%
	Single-family - 4.7%
	NC Housing Finance Agency Revenue,
	Home Ownership Project:
1,115,000	Series 1998 A-2, AMT, 5.200% 01/01/20	1,135,962
1,260,000	Series 1999 A-3, AMT, 5.150% 01/01/19	1,286,787
765,000	Series 1999 A-6, AMT, 6.000% 01/01/16	793,726
	Series 2000 A-8, AMT:
630,000	5.950% 07/01/10	659,144
465,000	6.050% 07/01/12	484,902
970,000	Series 2002 A-14, AMT, Insured AMBAC 4.400% 07/01/10	997,587
335,000	Series 1994 Y, 6.300% 09/01/15	338,742
2,605,000	Series 1996 A-5, AMT, 5.550% 01/01/19	2,685,937
		8,382,787
	Industrials - 1.5%
	Manufacturing - 0.6%
1,000,000	NC Robeson County, Industrial Facilities, Pollution Control Revenue Refunding, Campbell Soup Company Project, Series 1991, 6.400% 12/01/06	1,038,320
	Other industrial development bonds - 0.9%
1,665,000	NC Mecklenberg County, Industrial Facilities & Pollution Control Financing Authority, Flour Corporation Project, Series 1993, 5.250% 12/01/09	1,667,681
		2,706,001

See Accompanying Notes to Financial Statements.

60

Columbia North Carolina Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Other - 25.3%
	Refunded/escrowed(a) - 25.3%
1,000,000	NC Brunswick County, Certificates of Participation, Series 2000, Pre-refunded 06/01/10, Insured FSA 5.500% 06/01/20	1,104,530
1,500,000	NC Cabarrus County, GO, Series 1997, Pre-refunded 02/01/07, Insured: MBIA 5.300% 02/01/13	1,574,640
	NC Charlotte, GO:
1,000,000	Series 2000, Pre-refunded 06/01/10, 5.500% 06/01/12	1,104,530
1,670,000	Water & Sewer, Series 1996, Escrowed to Maturity, 5.500% 05/01/06	1,696,219
1,855,000	Series 1998, Pre-refunded 02/01/08, 4.750% 02/01/12	1,959,511
2,545,000	Water & Sewer System Revenue, Series 1999, Pre-refunded 06/01/09, 5.375% 06/01/19	2,761,147
2,165,000	NC Eastern Municipal Power Agency Power System Revenue, Series 1986 A, Escrowed to Maturity, 5.000% 01/01/17	2,360,110
2,180,000	NC Iredell County, Public Facilities Corporate Installment Payment Revenue, School Projects, Series 2000, Pre-refunded 06/01/10, 5.125% 06/01/18	2,372,734
	NC Johnson County, GO: Series 2000, Pre-refunded 03/01/10, Insured: FGIC:
1,305,000	5.500% 03/01/12	1,436,087
1,925,000	5.500% 03/01/15	2,135,056
2,700,000	5.500% 03/01/16	2,994,624
1,800,000	NC Mecklenburg County Public Improvement, GO, Series 2000 D, Pre-refunded 01/01/10, 5.000% 04/01/11	1,939,536
2,000,000	NC Medical Care Commission Hospital Revenue, Duke University Hospital Project, Series 1996 C, Pre-refunded 06/01/06, 5.250% 06/01/17	2,031,600
	NC Orange County Public Improvement, GO, Series 2000:
4,645,000	Pre-refunded 01/01/10, 5.300% 04/01/18	5,119,162
1,000,000	Pre-refunded 04/01/10, 5.300% 04/01/17	1,102,080
1,910,000	NC Raleigh, GO, Series 1996, Pre-refunded 06/01/06, 5.300% 06/01/16	1,978,951

Par ($)		Value ($)
	Refunded/escrowed(a) - (continued)
	NC Randolph County, Certificates of Participation, Series 2000, Pre-refunded 06/01/09, Insured: FSA:
1,000,000	5.200% 06/01/12	1,078,920
1,000,000	5.300% 06/01/13	1,082,360
2,115,000	5.500% 06/01/14	2,303,721
1,000,000	5.500% 06/01/15	1,089,230
1,350,000	5.750% 06/01/22	1,482,070
3,065,000	NC Wake County Hospital Revenue, Series 1993, Escrowed to Maturity, Insured: MBIA 5.125% 10/01/26	3,337,264
1,325,000	TN State, GO, Series 1999 B, Pre-refunded 05/01/09, Insured: FSA 5.250% 05/01/17	1,416,902
		45,460,984
	Resource recovery - 2.7%
	Disposal - 2.7%
	NC Haywood County Industrial Facilities & Pollution Control Financing Authority, Solid Waste Disposal Revenue, Champion International Corporation Project:
500,000	Series 1993, AMT, 5.500% 10/01/18	506,005
4,000,000	Series 1999, AMT, 6.400% 11/01/24	4,269,960
		4,775,965
	Tax-backed - 36.4%
	Local appropriated - 11.9%
2,000,000	NC Cabarrus County, Certificates of Participation, Installment Financing Contract, Series 2001, 5.500% 04/01/13	2,200,960
1,500,000	NC Catawba County, Certificates of Participation, Public School & Community College Project, Series 2004, Insured: MBIA 5.250% 06/01/14	1,658,475
1,360,000	NC Chapel Hill, Certificates of Participation, Chapel Hill Operations Center, Series 2005, 5.250% 06/01/21	1,476,946
1,490,000	NC Concord, Certificates of Participation, Series 2001, Insured: MBIA 5.000% 06/01/17	1,580,607
1,350,000	NC Gaston County, Certificates of Participation, Series 2005, Insured: MBIA 5.000% 12/01/15	1,475,037
2,180,000	NC Greenville, Certificates of Participation, Public Facilities & Equipment Project, Series 2004, Insured: AMBAC 5.250% 06/01/22	2,349,691

See Accompanying Notes to Financial Statements.

61

Columbia North Carolina Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Local appropriated - (continued)
1,955,000	NC Iredell County Public Facilities Corporate Installment Payment Revenue, School Projects, Series 2000, Insured: AMBAC 5.500% 06/01/09	2,111,537
	NC Pitt County, Certificates of Participation, School Facilities Project, Series 2000 B, Insured: FSA:
1,000,000	5.500% 04/01/25	1,081,770
1,390,000	5.750% 04/01/16	1,531,141
	NC Randolph County, Certificates of Participation:
2,395,000	Series 2003, Insured: FSA 5.000% 06/01/14	2,604,179
	Series 2004, Insured: FSA:
2,000,000	5.000% 06/01/15	2,179,580
1,000,000	5.000% 06/01/18	1,078,890
		21,328,813
	Local general obligations - 16.7%
	NC Charlotte, GO:
	Series 2002 C:
1,570,000	5.000% 07/01/20	1,676,368
1,265,000	5.000% 07/01/22	1,341,849
1,500,000	Series 2003, 4.250% 07/01/11	1,570,035
1,000,000	NC Craven County, GO, Insured: AMBAC 5.000% 05/01/19	1,074,630
	NC Cumberland County, GO, Series 1998, Insured: FGIC:
1,370,000	4.750% 02/01/10	1,429,691
1,000,000	5.000% 03/01/17	1,058,390
1,945,000	NC Forsyth County, GO, Series 2003 B, 4.750% 03/01/22	2,013,775
1,500,000	NC Gaston County, GO, Series 2002, Insured: AMBAC 5.250% 06/01/20	1,626,825
1,000,000	NC Greensboro Public Improvement, GO, Series 1998, 4.700% 04/01/10	1,044,550
1,275,000	NC High Point Water & Sewer, GO, Series 2002, Insured: MBIA 4.500% 06/01/14	1,341,899
	NC Mecklenburg County, GO:
1,000,000	Series 1993, 6.000% 04/01/11	1,134,850
	Series 2001 A:
1,170,000	5.000% 04/01/16	1,259,131
2,000,000	5.000% 04/01/17	2,148,560
	NC New Hanover, GO, Series 2001:
1,750,000	4.600% 06/01/14	1,852,322
2,000,000	5.000% 06/01/17	2,150,120

Par ($)		Value ($)
	Local general obligations - (continued)
2,000,000	NC Orange County Public Improvement, GO, Series 2005 A, 5.000% 04/01/22	2,135,620
	NC Wilmington Public Improvement, GO, Series 1997 A, Insured: FGIC:
1,000,000	5.000% 04/01/11	1,047,840
1,000,000	5.000% 04/01/13	1,047,840
	NC Wilmington, Certificates of Participation:
1,550,000	Series 1999 A, Insured: MBIA 5.350% 06/01/24	1,650,688
1,240,000	Series 2003 A, Insured: AMBAC 5.000% 06/01/14	1,337,526
		29,942,509
	Special non-property tax - 0.8%
1,315,000	NC Charlotte Storm Water Fee Revenue, Series 2002, 5.250% 06/01/15	1,437,939
	State appropriated - 1.1%
1,800,000	NC Infrastructure Finance Corporation Lease Purchase Revenue, North Carolina Facilities Project, Series 2004, 5.250% 11/01/15	1,986,228
	State general obligations - 5.9%
		NC State, GO:
3,000,000	Series 1997 A, 5.100% 03/01/06	3,028,770
5,000,000	Series 2001 A, 4.750% 03/01/14	5,330,500
2,000,000	PR Public Buildings Authority Revenue, Government Facilities, Series 2002, 5.250% 07/01/23	2,244,740
		10,604,010
		65,299,499
	Transportation - 0.6%
	Airports - 0.6%
1,000,000	NC Charlotte Airport Revenue, Series 1999 B, AMT, Insured: MBIA 6.000% 07/01/24	1,086,350
	Utilities - 8.0%
	Joint power authority - 1.8%
2,000,000	NC Municipal Power Agency No.1, Series 1992, Insured: MBIA 7.250% 01/01/07	2,102,300
1,150,000	WA State Public Power Supply Systems Revenue, Series 1993 A, Insured: MBIA 5.800% 07/01/07	1,203,843
		3,306,143

See Accompanying Notes to Financial Statements.

62

Columbia North Carolina Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Municipal electric - 3.0%
1,150,000	NC Fayetteville Public Works Commission Revenue, Series 1997, Insured: FSA 5.250% 03/01/07	1,186,754
1,000,000	NC Greenville Utilites Commission Revenue, Series 2000 A, Insured: MBIA 5.500% 09/01/19	1,075,130
1,000,000	PR Electric Power Authority Revenue, Series 1995 Y, Insured: MBIA 7.000% 07/01/07	1,068,090
2,000,000	TX Sam Rayburn Municipal Power Agency Revenue Refunding, Series 2002, 5.000% 10/01/07	2,044,820
		5,374,794
	Water & sewer - 3.2%
1,000,000	NC Durham Water & Sewer Utility System Revenue, Series 2001, 5.250% 06/01/16	1,088,970
	NC Greensboro Enterprise System Revenue, Series 1998 A:
1,305,000	5.500% 06/01/08	1,384,135
1,000,000	5.000% 06/01/18	1,049,330
1,000,000	NC Raleigh Combined Enterprise System Revenue, Series 1996, 5.250% 03/01/07	1,032,380
1,045,000	NC Union County, Enterprise System Revenue, Series 2003 A, Insured: FSA 5.000% 06/01/16	1,116,227
		5,671,042
		14,351,979
	Total municipal bonds (Cost of $169,070,567)	177,335,891
Shares
	Investment company - 0.1%
98,000	Columbia Tax-Exempt Reserves, Capital Class(b)	98,000
	Total investment company (Cost of $98,000)	98,000
Total investments (Cost of $169,168,567)(c)	98.9%	177,433,891
Other assets & liabilities, net	1.1%	2,045,309
Net assets	100.0%	179,479,200

Notes to Investment Portfolio:

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(c) Cost for federal income tax purposes is $169,168,567.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance Inc.

GO	General Obligation

MBIA	MBIA Insurance Corp.

XLCA	XL Capital Assurance, Inc.

At September 30, 2005, the Fund held investments in the following:

Holding by Revenue Source	% of Net Assets
Tax-backed	36.4%
Other	25.3
Health care	13.7
Utilities	8.0
Education	5.9
Housing	4.7
Resource recovery	2.7
Industrials	1.5
Transportation	0.6
Investment company	0.1
Other assets & liabilities, net	1.1
100.0%

See Accompanying Notes to Financial Statements.

63

Columbia South Carolina Intermediate Municipal Bond Fund

Investment portfolio  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Municipal bonds - 99.6%
	Education - 6.4%
	Education - 6.4%
8,650,000	IL Educational Facilities Authority, Depaul University, Series 2003 C, Insured: AMBAC 5.000% 09/01/18	9,004,477
	SC Florence Darlington, Communication For Technical Education Special Fee Revenue, Series A, Insured: MBIA:
1,725,000	5.000% 03/01/18	1,856,411
1,905,000	5.000% 03/01/20	2,036,254
		12,897,142
	Health care - 14.1%
	Hospitals - 14.1%
	SC Charleston County, Hospital Facilities Revenue, Care Alliance Health Services Project, Refunding: Series 1999 A, Insured: FSA:
1,000,000	5.000% 08/15/12	1,062,620
6,370,000	5.125% 08/15/15	6,926,865
	SC Greenville, Hospital Facilities Systems Revenue:
1,000,000	Series 1996 A, 5.400% 05/01/07	1,031,960
2,000,000	Series 1996 B, 5.250% 05/01/17	2,055,120
	SC Horry County Hospital Facilities Revenue, Conway Hospital, Inc. Project, Series 1998, Insured: AMBAC:
1,100,000	4.750% 07/01/10	1,149,566
1,200,000	4.875% 07/01/11	1,254,108
	SC Jobs Economic Development Authority, Hospital Facilities Revenue, Oconee Memorial Hospital, Inc. Project:
1,500,000	Series 1995, Insured: CON 6.150% 03/01/15	1,531,365
4,375,000	Series 1999, Insured: FSA 5.300% 02/01/14	4,655,831
1,250,000	Georgetown Memorial Hospital Project, Series 2001, Insured: RAD 5.250% 02/01/21	1,299,525
	SC Lexington County Health Services District Revenue, Lexemed, Inc. Project:
	Series 1997, Insured: FSA
3,000,000	5.125% 11/01/21	3,165,840
1,180,000	5.500% 11/01/06	1,212,238
2,000,000	Series 2003, 5.500% 11/01/23	2,112,020

Par ($)		Value ($)
	Hospitals - (continued)
1,000,000	SC Spartanburg County Health Services District Hospital Revenue,
	Series 1997 B, Insured: MBIA 5.125% 04/15/17	1,033,660
		28,490,718
	Industrials - 2.8%
	Forest products & paper - 2.8%
	SC Georgetown County Environmental Pollution Control Revenue:
500,000	International Paper Company Project, Series 1997 A, AMT 5.700% 10/01/21	513,740
5,000,000	Refunding, Series 1999 A, 5.125% 02/01/12	5,258,950
		5,772,690
	Other - 20.4%
	Other - 0.5%
1,000,000	SC Columbia Parking Facilities Revenue, Series 1994, AMT, Insured: AMBAC 5.750% 12/01/09	1,022,300
	Refunded/escrowed(a) - 18.0%
1,845,000	IL Chicago, Series 2001 A, Pre-refunded 01/01/11, Insured: MBIA 5.500% 01/01/14	2,047,175
	SC Beaufort County, School District, GO:
1,725,000	Series 2000 B, Pre-refunded 03/01/09, 5.500% 03/01/16	1,853,823
1,200,000	Series 2000 C, Pre-refunded 03/01/09, 5.125% 03/01/12	1,275,144
1,135,000	Series 2001 A, Pre-refunded 03/01/11, 5.000% 03/01/18	1,225,153
2,500,000	SC Berkeley County, School District, GO, Series 2000, Pre-refunded 04/01/08, 5.000% 04/01/21	2,660,450
950,000	SC Camden Public Utility Revenue, Series 1997, Pre-refunded 03/01/07, Insured: MBIA 5.500% 03/01/17	1,001,224
	SC Charleston County:
1,000,000	Hospital Facilities Revenue, Series 1992, Escrowed to Maturity, Insured: MBIA 6.000% 10/01/09	1,002,090
1,000,000	Public Improvement Authority, GO, Series 1994, Pre-refunded 06/01/06, 5.500% 06/01/14	1,017,470
1,000,000	SC Georgetown County, School District, GO, Series 2000, Pre-refunded 03/01/11, 5.250% 03/01/19	1,091,710

See Accompanying Notes to Financial Statements.

64

Columbia South Carolina Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Refunded/escrowed(a) - (continued)
	SC Greenville, Water Utility Improvement, Waterworks Revenue, Series 1997:
1,000,000	Pre-refunded 02/01/07, 6.000% 02/01/08	1,058,860
1,500,000	Pre-refunded 02/01/12, 5.500% 02/01/22	1,578,540
1,000,000	SC Hilton Head Island, GO, Series 2001, Pre-refunded 03/01/09, 5.000% 03/01/13	1,058,600
5,500,000	SC Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance Project, Series 2000 A, Pre-refunded 12/12/10, 7.125% 12/15/15	6,559,355
2,000,000	SC Lexington, Water and Sewer Authority Revenue, Series 1997, Pre-refunded 10/01/14, Insured: RAD 5.450% 04/01/19	2,159,440
1,575,000	SC Medical University, Hospital Facilities Revenue, Series 1999, Escrowed to Maturity, 5.500% 07/01/09	1,699,157
5,000,000	SC Piedmont Municipal Power Agency, Electric Revenue Refunding, Series 2001 A, Pre-refunded 01/01/07, Insured: MBIA 5.250% 01/01/09	5,188,550
2,850,000	SC Spartanburg Sewer District Sewer Systems Revenue, Series 1997, Pre-refunded 06/01/07, AMT, Insured: MBIA 5.500% 06/01/27	2,991,674
1,000,000	SC Transportation Infrastructure Revenue, Series 1998 A, Pre-refunded 10/01/08, Insured: MBIA 5.000% 10/01/12	1,062,600
		36,531,015
	Tobacco - 1.9%
3,500,000	SC Tobacco Settlement Financing Corporation, Series 2001 B, 6.375% 05/15/28	3,795,505
		41,348,820
	Resource recovery - 2.1%
	Resource recovery - 2.1%
4,000,000	SC Charleston County Resources Recovery Revenue, Foster Wheeler Charleston, Series 1997, AMT, Insured: AMBAC 5.250% 01/01/10	4,279,040
	Tax-backed - 18.8%
	Local appropriated - 4.5%
2,470,000	SC Charleston County Certificates of Participation, Public Facilities Corp. Series 2005, Insured: MBIA 5.125% 06/01/17	2,689,237

Par ($)		Value ($)
	Local appropriated - (continued)
4,625,000	SC Greenville County School District Installment Purchase Revenue, Building Equity Sooner Tomorrow Project, Series 2003, 5.250% 12/01/16(b)	4,980,801
1,265,000	SC Newberry Investing in Children's Education Installment Purchase Revenue, Newberry County School District Project, Series 2005, 5.250% 12/01/15(b)	1,351,463
		9,021,501
	Local general obligations - 10.8%
655,000	IL Chicago, GO, Series 2001 A, Insured: MBIA 5.500% 01/01/14	721,456
2,480,000	SC Georgetown County, School District, GO, Series 2000, 5.500% 03/01/09	2,665,554
	SC Hilton Head Island, GO:
1,825,000	Series 2002, Insured: AMBAC 5.000% 12/01/16	1,990,509
1,960,000	Series A, 5.000% 12/01/17	2,127,462
3,570,000	SC Richland County, School District Number 001, GO, Refunding, Series 2001 A, 5.250% 03/01/19	3,872,879
	SC Spartanburg County, School District Number 007, GO, Series 2001:
1,275,000	4.000% 03/01/12	1,310,828
3,240,000	4.125% 03/01/13	3,341,282
2,000,000	5.000% 03/01/18	2,181,840
3,410,000	SC York County School District, School District Number 003, GO, Series 2001, 5.000% 03/01/12	3,702,339
		21,914,149
	Special non-property tax - 1.9%
2,000,000	IL Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion, Series 2002 B, Insured: MBIA 5.750% 06/15/23	2,246,960
1,440,000	SC Hilton Head Island Revenue, Series 2002, Insured: MBIA 5.250% 12/01/16	1,576,512
		3,823,472
	State general obligations - 1.6%
	SC State, Highway Improvement GO:
1,885,000	Series 1999 A, 4.600% 05/01/11	1,997,874
1,245,000	Series 2000 A, 4.800% 03/01/09	1,310,786
		3,308,660
		38,067,782

See Accompanying Notes to Financial Statements.

65

Columbia South Carolina Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Transportation - 6.3%
	Transportation - 6.3%
	SC Transportation Infrastructure Bank Revenue, Junior Lien:
	Series 2001 B, Insured: AMBAC:
3,340,000	5.250% 10/01/13	3,632,885
3,670,000	5.250% 10/01/17	3,983,968
	Series 2004 A, Insured: AMBAC:
1,985,000	5.000% 10/01/16	2,138,282
2,730,000	5.250% 10/01/09	2,933,385
		12,688,520
	Utilities - 28.7%
	Investor owned - 1.8%
3,615,000	SC Jobs-Economic Development Authority, Electric & Gas Company Project, AMT, Insured: AMBAC 4.200% 11/01/12	3,700,169
	Joint power authority - 5.5%
	SC Public Service Authority Revenue:
2,000,000	Series 1999 A, Insured: MBIA 5.625% 01/01/13	2,194,540
1,615,000	Refunding, Series 2001 A, Insured: FSA 5.250% 01/01/18	1,761,626
1,480,000	Refunding, Series 2002 A, Insured: FSA 5.500% 01/01/17	1,644,665
2,000,000	Refunding, Series 2002 D, Insured: FSA 5.000% 01/01/18	2,134,100
3,000,000	WA Energy Northwest, Electric Revenue, Columbia Generating Project, Series 2002 A, Insured: MBIA 5.500% 07/01/17	3,299,190
		11,034,121
	Municipal electric - 4.2%
	SC Rock Hill, Water Utility System Revenue, Series 2003 A, Insured: FSA:
2,350,000	5.250% 01/01/13	2,589,136
1,500,000	5.375% 01/01/19	1,640,490
1,020,000	SC Winnsboro Utility Revenue Refunding, Series 1999, Insured: MBIA 5.250% 08/15/13	1,128,059
3,000,000	TX Sam Rayburn Municipal Power Agency Revenue Refunding, Series 2002, 6.000% 10/01/16	3,224,880
		8,582,565
	Water & sewer - 17.2%
	SC Berkeley County Water & Sewer Revenue, Series 2003, Insured: MBIA:
2,790,000	5.250% 06/01/17	3,047,099
1,000,000	5.250% 06/01/19	1,088,690

Par ($)		Value ($)
	Water & sewer - (continued)
50,000	SC Camden Public Utility Revenue, Series 1997, Insured: MBIA 5.500% 03/01/17	52,535
5,105,000	SC Charleston Waterworks & Sewer, Capital Improvement Revenue, Series 1998, 5.250% 01/01/08	5,345,190
7,000,000	SC Columbia Waterworks & Sewer Systems Revenue Refunding, Series 1993, 5.500% 02/01/09	7,505,960
2,000,000	SC Grand Strand Water & Sewer Systems Revenue, Series A, Insured: FSA 5.375% 06/01/14	2,205,100
1,555,000	SC Greenville Water Utility Improvement, Waterworks Revenue, Series 2002, 5.250% 02/01/14	1,698,573
	SC Mount Pleasant Water & Sewer Revenue Refunding, Series 2002, Insured: FGIC:
1,980,000	5.250% 12/01/16	2,167,704
1,270,000	5.250% 12/01/18	1,388,720
3,040,000	SC North Charleston Water & Sewer District Revenue Refunding, Series 2002, Insured: FSA 5.500% 07/01/17	3,378,230
6,250,000	SC Western Carolina Regional Sewer Authority, Series 2005 B, Insured: FSA 5.250% 03/01/16	6,960,937
		34,838,738
		58,155,593
	Total municipal bonds (Cost of $193,226,714)	201,700,305
Shares
	Investment company - 0.4%
795,000	Columbia Tax Exempt Reserves, Capital Class(c)	795,000
	Total investment company (Cost of $795,000)	795,000
Total investments (Cost of $194,021,714)(d)	100.0%	202,495,305
Other assets & liabilities, net	(0.0)%	(37,928)
Net assets	100.0%	202,457,377

See Accompanying Notes to Financial Statements.

66

Columbia South Carolina Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Notes to Investment Portfolio:

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b) Security purchased on a delayed delivery basis.

(c) Money market mutual fund registered under the investment Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(d) Cost for federal income tax purposes is $194,021,714.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

CON	College Construction Loan Association

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

GO	General Obligation

MBIA	MBIA Insurance Corp.

RAD	Radian Asset Assurance, Inc.

At September 30, 2005, the Fund held investments in the following:

Holdings by Revenue Source (Unaudited)	% of Net Assets
Utilities	28.7%
Other	20.4
Tax-backed	18.8
Health care	14.1
Education	6.4
Transportation	6.3
Industrials	2.8
Resource recovery	2.1
Investment company	0.4
Other assets & liabilities, net	0.0
100.0%

See Accompanying Notes to Financial Statements.

67

Columbia Texas Intermediate Municipal Bond Fund

Investment portfolio  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Municipal bonds - 101.9%
	Education - 3.2%
	Education - 3.2%
1,000,000	TX Alamo Community College District, Refunding, Insured: FSA 5.375% 11/01/16	1,094,490
1,000,000	TX Houston Community College System Revenue, Refunding, Junior Lien, Student Fee Project, Series 2001 A, Insured: MBIA 5.375% 04/15/15	1,079,060
1,000,000	TX Texas Tech University Revenue, Refunding, Series 2001, Insured: AMBAC 5.000% 02/15/11	1,075,570
2,000,000	TX University of Texas Revenue, Refunding, Series 2004 A, 5.250% 08/15/17	2,234,400
1,000,000	TX University of Texas, University Financing Systems Revenue, Series 2003 A, 5.375% 08/15/15	1,102,700
		6,586,220
	Health care - 7.1%
	Hospitals - 7.1%
1,150,000	KS University Hospital Authority Revenue, Kansas University Health System Project, Series 1999 A, Insured: AMBAC 5.250% 09/01/11	1,224,681
3,135,000	TN Chattanooga-Hamilton County Hospital Authority Revenue, Refunding, Erlanger Medical Center Project, Series 1993, Insured: FSA 5.500% 10/01/07	3,278,144
2,000,000	TX Harris County Health Facilities Development Corporation Revenue, Christian Health Project, Series 1999 A, Insured: MBIA 5.500% 07/01/10	2,149,660
3,000,000	TX North Central Health Facilities Development Corporation Revenue, Refunding, Baylor Health Care Systems Project, Series 1995, 5.500% 05/15/13	3,099,240
3,300,000	TX Tarrant County Health Facilities Development Corporation Revenue, Refunding, Texas Health Resources Systems Project, Series 1997 A, Insured: MBIA 5.750% 02/15/08	3,484,635
1,355,000	TX Tarrant County Hospital District Revenue, Series 2002, Insured: MBIA 5.500% 08/15/13	1,484,836
		14,721,196

Par ($)		Value ($)
	Industrials - 1.9%
	Forest products & paper - 1.4%
2,600,000	MS Warren County Environmental Improvement Revenue, Refunding, International Paper Company Project, Series 2000 A, AMT, 6.700% 08/01/18	2,829,814
	Manufacturing - 0.5%
1,000,000	TX Trinity River Authority, Texas Instruments Project, Series 1996, AMT, 6.200% 03/01/20	1,026,800
		3,856,614
	Other - 21.2%
	Pool/bond bank - 2.3%
	TX Water Development Board Revenue:
3,000,000	Series 1997, 5.000% 07/15/12	3,121,890
1,500,000	Series 1999 B, 5.625% 07/15/21	1,619,025
		4,740,915
	Refunded/escrowed(a) - 18.9%
1,500,000	IL Kane County Forest Preservation District, GO, Series 1999, Pre-refunded 12/30/09, 5.375% 12/30/14	1,626,120
500,000	TX Austin, GO, Series 1999, Pre-refunded 09/01/09, 5.375% 09/01/18	539,500
400,000	TX Fort Worth Higher Education Financial Corporation Revenue, Texas Christian University Project, Series 1997, Pre-refunded 03/15/08, 5.000% 03/15/17	417,968
1,000,000	TX Grapevine, GO, Series 2000, Pre-refunded 08/15/10, Insured: FGIC 5.800% 08/15/19	1,111,450
2,780,000	TX Harris County Health Facilities Development Corporation Revenue, St. Lukes Episcopal Hospital Project, Series 2001 A, Pre-refunded 08/15/11, 5.625% 02/15/16	3,089,581
1,400,000	TX Harris County, GO, Series 1995, Pre-refunded 10/01/05, 5.000% 10/01/17	1,400,084
	TX Houston Water & Sewer Systems Revenue:
1,000,000	Refunding, Series 1996 A, Pre-refunded 12/01/06, Insured: FGIC 5.250% 12/01/25	1,036,460
2,000,000	Series 1997 A, Pre-refunded 12/01/07, Insured: FGIC 5.375% 12/01/27	2,116,280

See Accompanying Notes to Financial Statements.

68

Columbia Texas Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Refunded/escrowed(a) - (continued)
2,000,000	TX Klein Independent School District, Series 1999 A, Pre-refunded 08/01/09, Insured: PSFG 5.125% 08/01/15	2,137,340
5,000,000	TX North Central, Health Facilities Development Corporation Revenue, Refunding, Presbyterian Healthcare Residential Project, Series 1996 B, Pre-refunded 06/01/06, Insured: MBIA 5.500% 06/01/16	5,687,850
1,500,000	TX Pearland Independent School District, GO, Series 2000, Pre-refunded 02/15/09, Insured: PSFG 5.500% 02/15/20	1,611,720
	TX San Antonio:
1,000,000	GO, Pre-refunded 08/15/09, Insured: PSFG 5.500% 08/15/24	1,082,780
	Series 2001, Escrowed to Maturity:
120,000	5.000% 08/01/09	127,703
20,000	5.250% 08/01/13	22,124
30,000	Series 2002, Escrowed to Maturity 5.000% 02/01/11	32,343
1,000,000	TX Tarrant County Health Facilities Development Corporation Revenue, Harris Methodist Health Systems Project, Series 1994, Escrowed to Maturity Insured: MBIA 6.000% 09/01/10	1,092,530
3,500,000	TX Texas A&M University Revenue, Series 1999, Pre-refunded 05/15/09, 5.500% 05/15/20	3,774,575
500,000	TX Travis County Health Facilities Development Corporation Revenue, Ascension Health Credit Project, Series 1999 A, Pre-refunded 11/15/09, Insured: AMBAC 5.875% 11/15/24	554,130
3,250,000	TX Turnpike Authority of Dallas North Tollway Revenue, President George Bush Turnpike Project, Series 1996, Escrowed to Maturity Insured: AMBAC (b)01/01/09	2,914,307
2,500,000	TX University of Texas Financing Systems Revenue, Series 2002 A, Pre-refunded 08/15/11, 5.375% 08/15/15	2,756,650
	TX Waxahachie Independent School District, GO, Capital Appreciation, Series 2000, Pre-refunded 08/15/10, Insured: PSFG:
4,545,000	(b)08/15/15	2,784,631
5,365,000	(b)08/15/17	2,865,768
		38,781,894
		43,522,809

Par ($)		Value ($)
	Resource recovery - 1.0%
	Disposal - 1.0%
1,875,000	TX Gulf Coast Waste Disposal Authority Revenue, Refunding, Bayport Area System Project, Series 2002, Insured: AMBAC 5.000% 10/01/12	2,018,775
	Tax-backed - 46.9%
	Local appropriated - 0.5%
1,000,000	TX Bexar County, GO, Refunding, Insured: FSA 5.000% 06/15/15(c)	1,081,580
	Local general obligations - 38.8%
1,655,000	TX Aldine Independent School District, GO, Refunding, Series 2005, Insured: PSFG 5.250% 02/15/15	1,808,932
1,000,000	TX Allen Independent School District, GO, Refunding, Series 2004, Insured: PSFG 5.000% 02/15/17	1,066,130
2,025,000	TX Arlington Independent School District, GO, Refunding, Series 2004, Insured: PSFG 5.000% 02/15/16	2,167,823
4,000,000	TX Austin Independent School District, GO, Refunding, Series 2004, Insured: PSFG 5.000% 08/01/12	4,335,240
1,030,000	TX Barbers Hill Independent School District, GO Refunding, Series 2003, Insured: PSFG 5.000% 02/15/22	1,079,079
1,180,000	TX Bexar County, GO, Refunding, Insured: FSA 5.000% 06/15/17(c)	1,264,276
1,000,000	TX Brownsville Independent School District, GO, Refunding, Series 2005, Insured: PSFG 5.000% 08/15/15	1,084,960
1,310,000	TX Brownwood Independent School District, GO, Refunding, Insured: FGIC 5.250% 02/15/17	1,434,764
1,280,000	TX Carrollton Independent School District, Farmers Branch, GO, Series 2005, Insured: MBIA 5.000% 02/15/14	1,385,907
	TX Cedar Hill Independent School District, GO, Series 2000, Insured: PSFG:
4,115,000	(b)08/15/16	2,259,053
2,840,000	(b)08/15/17	1,456,153

See Accompanying Notes to Financial Statements.

69

Columbia Texas Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Local general obligations - (continued)
1,655,000	TX Corpus Christi, GO, Series 2002, Insured: FSA 5.500% 09/01/15	1,830,016
1,045,000	TX Dallas County, GO, Series 2000, 5.000% 08/15/09	1,111,243
2,000,000	TX Duncanville Independent School District, GO, Refunding, Capital Appreciation, Insured: PSFG (b)02/15/22(c)	929,740
2,000,000	TX Eagle Mountain & Saginaw Independent School District, GO, Refunding, Series 2005 C, Insured: PSFG 5.000% 08/15/14	2,170,660
2,000,000	TX El Paso, GO, Refunding, Insured: FSA 5.250% 08/15/14	2,207,920
1,000,000	TX Fort Bend Independent School District, GO, Series 2000, Insured: PSFG 5.250% 08/15/19	1,072,210
1,905,000	TX Garland, GO, Series 1998, 5.000% 02/15/12	1,979,657
4,870,000	TX Harlandale Independent School District, GO, Refunding, Series 2004, Insured: PSFG 5.250% 08/15/16	5,320,816
2,000,000	TX Harris County Revenue Tax & Subordinated Lien Revenue, Refunding, Series 2004 B, Insured: FSA 5.000% 08/15/32	2,143,300
1,120,000	TX Harris County, GO, Refunding, Series 2002, 5.000% 10/01/08	1,177,277
1,000,000	TX Jefferson County, GO, Refunding, Series 2002, Insured: FGIC 5.750% 08/01/14	1,125,270
50,000	TX Johnson City Independent School District, GO, Refunding, Series 2003, Insured: PSFG 3.000% 02/15/09	49,895
1,000,000	TX La Joya Independent School District, GO, Refunding, Insured: PSFG 5.000% 02/15/20	1,061,420
1,740,000	TX La Marque Independent School District, GO, Refunding, Series 2003, Insured: PSFG 5.000% 02/15/21	1,821,797
1,065,000	TX Laredo, GO, Refunding, Series 2005, Insured: AMBAC 5.000% 08/15/20	1,134,129
1,245,000	TX Mission Consolidated Independent School District, GO, Refunding, Insured: PSFG 5.000% 02/15/17	1,335,437

Par ($)		Value ($)
	Local general obligations - (continued)
	TX North Harris Montgomery Community College District:
1,500,000	GO, Refunding, Series 2001, Insured: MBIA 5.375% 02/15/16	1,608,705
1,000,000	Series 2002, Insured: FGIC 5.375% 02/15/16	1,091,340
3,285,000	TX Northside Independent School District, GO, Refunding, Series 2002 A, Insured: PSFG 5.250% 02/15/20	3,529,207
1,560,000	TX Pflugerville Independent School District, GO, Refunding, Insured: PSFG 5.000% 08/15/12	1,688,248
3,000,000	TX Plano Independent School District, GO, Series 2004, Insured PSFG 5.000% 02/15/14	3,248,220
1,000,000	TX Richardson, GO, Refunding, Series 2005, Insured: MBIA 5.250% 02/15/13	1,096,500
1,190,000	TX Rio Grande City Conservative Independent School District, GO, Series 2002, Insured: PSFG 5.000% 08/15/19	1,258,425
	TX San Antonio, GO, Refunding: Series 2005:
1,970,000	5.000% 02/01/11	2,113,101
3,000,000	5.250% 02/01/12	3,281,070
1,480,000	Forward Series 2001, 5.250% 08/01/13	1,628,918
2,260,000	TX San Benito Consolidated Independent School District, GO, Refunding, Series 2005, Insured: PSFG 5.000% 02/15/16	2,435,127
2,500,000	TX Socorro Independent School District, GO, Refunding, Series 2005, Insured: PSFG 5.250% 08/15/13	2,748,725
1,260,000	TX South Texas Community College District, GO, Series 2002, Insured: AMBAC 5.250% 08/15/10	1,364,038
1,170,000	TX Sugar Land, GO, Refunding, Series 2003, Insured: FGIC 5.000% 02/15/11	1,255,445
	TX Waxahachie Independent School District, GO, Capital Appreciation, Series 2000, Insured: PSFG:
210,000	(b)08/15/15	124,190
245,000	(b)08/15/17	128,081
1,600,000	TX Webb County, GO, Refunding, Series 2005 Insured: AMBAC 5.000% 02/01/17	1,715,824

See Accompanying Notes to Financial Statements.

70

Columbia Texas Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Local general obligations - (continued)
1,440,000	TX West University Place Permanent Improvement, GO, Refunding, Series 2002, 5.500% 02/01/15	1,580,875
1,910,000	TX White Settlement Independent School District, GO, Refunding, Series 2003, Insured: PSFG 5.375% 08/15/19	2,089,865
		79,799,008
	Special non-property tax - 3.1%
	TX Corpus Christi Business & Job Developement Corporation, Sales Tax Revenue, Arena Project, Series 2002, Insured: AMBAC:
2,065,000	5.500% 09/01/14	2,294,566
1,250,000	5.500% 09/01/18	1,383,300
	TX Houston, Hotel Occupancy Tax & Special Revenue, Series 2001 B, Insured: AMBAC:
1,195,000	5.250% 09/01/19	1,290,648
1,265,000	5.250% 09/01/20	1,355,144
		6,323,658
	State general obligations - 4.5%
1,000,000	TX College Student Loan Authority, GO, Series 1994, AMT, 5.750% 08/01/11	1,001,600
1,200,000	TX Public Finance Authority, GO, Refunding, Series 1996 C, 6.000% 10/01/06	1,235,784
375,000	TX Veterens Housing Assistance, GO, Refunding, Series 1994 C, 6.400% 12/01/09	382,226
5,000,000	TX Water Development, GO, Series 1997, 5.250% 08/01/28	5,148,050
455,000	TX Water Financial Assistance, Series 1999, 5.250% 08/01/21	479,984
1,000,000	WA Motor Vehicle Fuel Tax, GO, Refunding, Series 2001 R-B, 5.000% 09/01/09	1,062,370
		9,310,014
		96,514,260
	Transportation - 1.2%
	Airports - 0.3%
500,000	TX Dallas-Fort Worth Regional Airport Revenue, Refunding, Series 1994 A, Insured: MBIA 6.000% 11/01/09	501,180
	Toll facilities - 0.9%
	TX Harris County, Toll Road Revenue, Senior Lien, Refunding, Series 2002, Insured: FSA:
1,000,000	5.375% 08/15/10	1,088,610
735,000	5.375% 08/15/11	807,295
		1,895,905
		2,397,085

Par ($)	Value ($)

	Utilities - 19.4%
	Investor owned - 2.0%
4,000,000	TX Redeemable River Authority Pollution Control Revenue, Southwestern Public, Insured: AMBAC 5.200% 07/01/11	4,087,320
	Municipal electric - 9.6%
1,000,000	TN Metropolitan Government, Nashville & Davidson County Electric Revenue, Series 1998 B, 5.500% 05/15/13	1,120,710
	TX Austin Electric Utility Systems Revenue:
3,410,000	Refunding, Series 2002, Insured: FSA 5.500% 11/15/12	3,802,048
2,000,000	Series 2002 A, Insured: AMBAC 5.500% 11/15/13	2,236,860
2,500,000	TX Austin Utility Systems Revenue, Refunding, Series 1992, Insured: AMBAC (b)11/15/09	2,171,450
3,000,000	TX Lower Colorado River Authority Revenue, Refunding, Series 1999 B, Insured: FSA 6.000% 05/15/08	3,211,320
3,000,000	TX Sam Rayburn Municipal Power Agency Revenue, Refunding, Series 2002, 6.000% 10/01/16	3,224,880
	TX San Antonio Electric & Gas Revenue:
1,500,000	GO, Refunding, Series 1998 A, 5.250% 02/01/16	1,594,290
2,250,000	Refunding, 5.250% 02/01/12	2,456,820
		19,818,378
	Water & sewer - 7.8%
	TX Corpus Christi Utility System Revenue:
1,000,000	Series 2002, Insured: FSA 5.000% 07/15/14	1,077,220
2,000,000	Series 2005, Insured: AMBAC 5.000% 07/15/19	2,139,520
	TX Dallas Waterworks & Sewer System Revenue:
1,300,000	Refunding, Series 2001, 5.000% 10/01/12	1,389,115
1,000,000	Series 2002, 5.500% 10/01/12	1,104,420
3,000,000	TX Houston, Area Water Corporation Contract Revenue, Northeast Water Purification Project, Series 2002, Insured: FGIC 5.500% 03/01/18	3,289,800

See Accompanying Notes to Financial Statements.

71

Columbia Texas Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Water & sewer - (continued)
2,265,000	TX Houston, Utility Systems Revenue, Refunding, Combined First Lien, Series 2004 A, Insured: MBIA 5.250% 05/15/14	2,496,619
1,125,000	TX McKinney Waterworks and Sewer System Revenue, CO, Insured: FGIC 5.250% 08/15/17	1,236,813
1,000,000	TX Nueces River Authority Water Supply Revenue, Refunding, Facilities Corpus Christi Project, Series 2005, Insured: FSA 5.000% 07/15/15	1,084,440
	TX Trinity River Authority Revenue, Refunding,Tarrant County Water Project, Series 2005, Insured: MBIA:
1,000,000	5.000% 02/01/17	1,075,550
1,000,000	5.000% 02/01/18	1,070,520
		15,964,017
		39,869,715
	Total municipal bonds (Cost of $201,986,862)	209,486,674
	Shares
	Investment company - 0.4%
905,000	Columbia Tax Exempt Reserves, Capital Class(d)	905,000
	Total investment company (Cost of $905,000)	905,000
Total investments (Cost of $202,891,862)(e)	102.3%	210,391,674
Other assets & liabilities, net	(2.3)%	(4,834,200)
Net assets	100.0%	205,557,474

Notes to Investment Portfolio:

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b) Zero coupon bond.

(c) Security purchased on a delayed delivery basis.

(d) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(e) Cost for federal income tax purposes is $202,891,862.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

CO	Certificates Obligations

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

GO	General Obligation

MBIA	MBIA Insurance Corp.

PSFG	Permanent School Fund Guaranteed

At September 30, 2005, the Fund held investments in the following:

Holdings by Revenue Source	% of Net Assets
Tax-backed	46.9%
Other	21.2
Utilities	19.4
Health care	7.1
Education	3.2
Industrials	1.9
Transportation	1.2
Resource recovery	1.0
Investment company	0.4
Other assets & liabilities, net	(2.3)
100.0%

See Accompanying Notes to Financial Statements.

72

Columbia Virginia Intermediate Municipal Bond Fund

Investment portfolio  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Municipal bonds - 99.2%
	Education - 3.0%
	Education - 3.0%
8,425,000	VA Public School Financing Authority, Refunding, Series 2004 C, 5.000% 08/01/16	9,284,266
1,115,000	VA Roanoke County Industrial Development Revenue, Hollins College Project, Series 1998, 5.200% 03/15/17	1,160,436
		10,444,702
	Health care - 4.2%
	Hospitals - 4.2%
1,000,000	AZ University Medical Center Corporation Hospital Revenue, GO, Series 2004, 5.250% 07/01/14	1,069,370
1,195,000	FL Miami-Dade County Health Authority Hospital Revenue, Refunding, Miami Children's Hospital Project, Series 2001, Insured: AMBAC 4.375% 08/15/10	1,242,705
1,285,000	MS Hospital Facilities & Equipment Authority Revenue, Forrest County General Hospital Project, Series 2000, Insured: FSA 5.625% 01/01/20	1,402,333
1,000,000	VA Arlington County Industrial Development Authority Hospital Facility Revenue, Virginia Hospital Center, Arlington Health Systems, Series 2001, 5.500% 07/01/13	1,084,840
1,000,000	VA Fairfax County Industrial Development Authority Health Care Revenue, Refunding, Inova Health Systems Project, Series 1993, Insured: MBIA 5.250% 08/15/19	1,109,510
	VA Hanover County Industrial Development Authority Revenue:
500,000	Bon Secours Health Systems Project, Series 1995, Insured: MBIA 5.500% 08/15/25	511,020
1,000,000	Memorial Regional Medical Center Project, Series 1995, Insured: MBIA 5.500% 08/15/25	1,022,040
1,000,000	VA Medical College of Virginia Hospital Authority General Revenue, Series 1998, Insured: MBIA 4.800% 07/01/11	1,050,340

Par ($)		Value ($)
	Hospitals - (continued)
345,000	VA Prince William County Industrial Development Authority Hospital Revenue, Refunding, Potomic Hospital Corporation Project, Series 1995, 6.550% 10/01/05	345,031
4,000,000	VA Roanoke Industrial Development Authority Hospital Revenue, Carilion Health System Project, Series 2002 A, Insured: MBIA 5.250% 07/01/12	4,374,760
1,000,000	WI Health & Educational Facilities Revenue, Agnesian Healthcare Project, Series 2001, 6.000% 07/01/21	1,067,370
		14,279,319
	Housing - 3.5%
	Multi-family - 3.2%
2,000,000	VA Alexandria Redevelopment & Housing Authority Multi-Family Housing Mortgage Revenue, Buckingham Village Apartments Project, Series 1996 A, 6.050% 07/01/16	2,043,700
2,655,000	VA Housing Development Authority Revenue, Rental Housing Project, Series 2000 B, AMT, 5.875% 08/01/15	2,790,697
5,800,000	VA Suffolk Redevelopment & Housing Authority Multi-Family Housing Revenue, Refunding, Windsor Ltd. Partnership Project, Series 2001, 4.850% 07/01/31	6,131,702
		10,966,099
	Single-family - 0.3%
1,035,000	VA Housing Development Authority Commonwealth Mortgage Revenue, Series 2001 D-D-1, 4.750% 07/01/12	1,089,420
		12,055,519
	Industrials - 1.4%
	Chemicals - 0.1%
550,000	VA Giles County Industrial Development Authority Exempt Facility Revenue, Hoechst Celanese Corporation Project, Series 1995, AMT, 5.950% 12/01/25	554,334
	Forest products & paper - 1.3%
2,250,000	AL Mobile Industrial Development Board Pollution Control Revenue, Refunding, International Paper Company Project, Series 1998 B, 4.750% 04/01/10	2,315,632

See Accompanying Notes to Financial Statements.

73

Columbia Virginia Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Forest products & paper - (continued)
1,450,000	GA Richmond County Development Authority Environmental Improvement Revenue, International Paper Company Project, Series 2001 A, 5.150% 03/01/15	1,512,046
500,000	MS Warren County Environmental Improvement Revenue, Refunding, International Paper Company Project, Series 2000 A, AMT, 6.700% 08/01/18	544,195
		4,371,873
		4,926,207
	Other - 20.7%
	Pool/bond bank - 3.9%
1,385,000	AK Municipal Bond Bank Authority Revenue, Series 2003, Insured: MBIA 5.250% 12/01/18	1,496,534
1,205,000	VA Resources Authority Airports Revenue, Series 2001 A, 5.250% 08/01/18	1,294,628
	VA Resources Authority Infrastructure Revenue, Pooled Financing Program: Series 2000 A, Insured: MBIA:
1,070,000	5.500% 05/01/21	1,174,421
1,120,000	5.500% 05/01/22	1,229,301
	Series 2002 B:
1,000,000	5.000% 11/01/09	1,066,310
1,175,000	5.000% 11/01/13	1,280,879
	Series 2003:
1,075,000	5.000% 11/01/18	1,150,788
1,125,000	5.000% 11/01/19	1,198,924
1,185,000	5.000% 11/01/21	1,256,455
1,100,000	5.000% 11/01/22	1,163,690
1,030,000	Series 2005 B, 5.000% 11/01/18	1,117,437
		13,429,367
	Refunded/escrowed(a) - 15.9%
2,030,000	AZ School Facilities Board Revenue, State School Improvement, Series 2002, Pre-refunded 07/01/12, 5.250% 07/01/14	2,234,198
2,100,000	FL Volusia County Educational Facilities Authority Revenue, Series 1996 A, Pre-refunded 10/15/06, 6.125% 10/15/16	2,206,932
2,000,000	MI Southfield Library Building Authority Revenue, GO, Series 2000, Pre-refunded 05/01/10, Insured: MBIA 5.500% 05/01/24	2,185,520

Par ($)		Value ($)
	Refunded/escrowed(a) - (continued)
2,795,000	TX Trinity River Authority Water Revenue, Tarrant County Water Project, Series 2003, Pre-refunded 02/01/13, Insured: MBIA 5.500% 02/01/14	3,128,835
1,000,000	VA Arlington County Industrial Development Authority Facilities Revenue, The Nature Conservancy Project, Series 1997 A, Pre-refunded 07/01/07, 5.450% 07/01/27	1,060,110
3,865,000	VA Arlington County, GO, Series 1999, Pre-refunded 06/01/09, 5.125% 06/01/16	4,143,048
1,000,000	VA Biotechnology Research Park Authority Lease Revenue, Biotech Two Project, Series 1996, Pre-refunded 09/01/06, 5.300% 09/01/13	1,031,580
	VA Chesapeake Water & Sewer, GO, Series 1995 A, Pre-refunded 12/01/05:
1,000,000	5.375% 12/01/20	1,024,270
2,000,000	7.000% 12/01/09	2,054,000
2,300,000	VA College Building Authority Educational Facilities Revenue, Public Higher Educational Financing Program, Series 1999 A, Pre-refunded 09/01/09, 5.375% 09/01/12	2,483,448
2,345,000	VA Commonwealth Transportation Board Authority Revenue, Northern Virginia Transportation District Project, Series 1996 A, Pre-refunded 05/15/06, 5.125% 05/15/21	2,401,092
500,000	VA Fairfax County Industrial Development Authority Health Care Revenue, Refunding, Inova Health Systems Project, Series 1996, Pre-refunded 08/15/06, 5.500% 08/15/10	520,705
1,000,000	VA Fairfax County Public Improvement Revenue, GO, Series 1999 B, Pre-refunded 12/01/07, 5.500% 12/01/16	1,070,550
3,000,000	VA Fairfax County Water & Sewer Authority, Water Revenue, Series 2000, Pre-refunded 04/01/10, 5.625% 04/01/25	3,319,500
1,000,000	VA Fairfax County, GO, Series 1998, Pre-refunded 04/01/08, 4.800% 04/01/10	1,059,400

See Accompanying Notes to Financial Statements.

74

Columbia Virginia Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Refunded/escrowed(a) - (continued)
700,000	VA James City County, GO, Series 1995, Pre-refunded 12/15/05, Insured: FGIC 5.250% 12/15/14	717,500
	VA Loudoun County Public Improvement:
2,600,000	GO, Series 2000 B, Pre-refunded 01/01/10, 5.250% 01/01/17	2,827,526
510,000	GO, Series 2001 C, Pre-refunded 11/01/11, 5.000% 11/01/14	558,073
1,140,000	VA Lynchburg Public Improvement, GO, Series 1997, Pre-refunded 05/01/06, 5.400% 05/01/17	1,179,376
2,000,000	VA Montgomery County Industrial Development Authority Lease Revenue, Series 2000 B, Pre-refunded 01/15/11, Insured: AMBAC 5.500% 01/15/22	2,188,940
	VA Norfolk, GO, Series 1998, Pre-refunded 07/01/08, Insured: FGIC:
1,050,000	5.000% 07/01/11	1,111,561
475,000	5.000% 07/01/13	502,849
2,680,000	VA Portsmouth Public Improvement Revenue, GO, Refunding, Series 2001 A, Pre-refunded 06/01/08, Insured: FGIC 5.500% 06/01/17	2,843,239
1,095,000	VA Public School Financing Authority Revenue, Series 1998 A, Pre-refunded 08/01/08, 4.875% 08/01/14	1,156,977
1,020,000	VA Resource Authority Water & Sewer Systems Revenue, Suffolk Project, Series 1996 A, Pre-refunded 04/01/07, 5.500% 04/01/17	1,076,855
2,855,000	VA Richmond Public Improvement Revenue, GO, Refunding, Series 1999 A, Pre-refunded 01/15/10, Insured: FSA 5.000% 01/15/19	3,075,634
	VA Virginia Beach Public Improvement, GO, Series 2000, Pre-refunded 03/01/10:
3,060,000	5.500% 03/01/17	3,363,368
3,805,000	5.500% 03/01/18	4,182,228
		54,707,314
	Tobacco - 0.9%
3,000,000	VA Tobacco Settlement Financing Corporation, Series 2005, 5.500% 06/01/26	3,123,030
		71,259,711

Par ($)		Value ($)
	Resource recovery - 4.2%
	Disposal - 3.1%
	VA Arlington County Industrial Development Authority Revenue, Ogden Martin Systems of Union-Alexandria/Arlington Project, Series 1998 B, AMT, Insured: FSA:
3,280,000	5.250% 01/01/09	3,458,990
1,855,000	5.250% 01/01/10	1,954,242
5,000,000	VA Southeastern Public Service Authority Revenue Refunding, Series 1993 A, Insured: MBIA 5.100% 07/01/08	5,260,300
		10,673,532
	Resource recovery - 1.1%
3,385,000	VA Fairfax County Economic Development Authority Resources Recovery Revenue Refunding, Series 1998 A, AMT, Insured: AMBAC 6.050% 02/01/09	3,652,178
		14,325,710
	Tax-backed - 50.9%
	Local appropriated - 3.8%
	VA Arlington County Industrial Development Authority Lease Revenue, Virginia Capital Project, Series 2004:
1,205,000	5.000% 08/01/17	1,294,821
1,205,000	5.000% 08/01/18	1,290,182
2,060,000	VA Culpepper Industrial Development Authority Public Facilities Lease Revenue, School Facilities Project, Series 2005, Insured: MBIA 5.000% 01/01/21	2,186,772
1,380,000	VA Fairfax County Economic Development Authority Facilities Revenue, School Board Administration Building Project, Series 2005 I-A, 5.000% 04/01/19	1,481,430
	VA Hampton Roads Regional Jail Authority Facility Revenue, Series 2004, Insured: MBIA:
1,750,000	5.000% 07/01/14	1,906,380
1,685,000	5.000% 07/01/15	1,823,827
1,930,000	5.000% 07/01/16	2,080,096
1,000,000	VA Prince William County Industrial Development Authority Lease Revenue, ATCC Project, Series 1996, 6.000% 02/01/14	1,025,200
		13,088,708

See Accompanying Notes to Financial Statements.

75

Columbia Virginia Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Local general obligations - 22.8%
	VA Arlington County, GO:
3,285,000	Refunding, Series 1993, 6.000% 06/01/12	3,787,079
1,000,000	Series 2004 B, 5.000% 11/01/10	1,082,870
	VA Chesapeake, GO:
6,195,000	Refunding, Series 1993, 5.125% 12/01/05	6,219,346
1,000,000	Series 1998, 4.650% 08/01/11	1,050,960
3,995,000	VA Chesterfield County Public Improvement, GO, Series 2005, 5.000% 01/01/17	4,349,556
5,000,000	VA Fairfax County, GO, Series 2002 A, 5.000% 06/01/10	5,387,950
1,275,000	VA Hampton Public Improvement, GO, Refunding, Series 2004, 5.000% 02/01/15	1,385,938
1,300,000	VA Henrico County, GO, Series 2002, 5.000% 04/01/15	1,403,207
	VA James City County Public Improvement, GO, Refunding, Series 2003:
2,335,000	5.000% 12/15/12	2,550,567
2,175,000	5.000% 12/15/13	2,378,798
	VA Loudoun County, GO, Refunding:
1,000,000	Series 1998 B, 5.250% 12/01/15	1,125,080
3,245,000	Series 2005 A, 5.000% 07/01/09	3,454,595
1,000,000	VA Newport News, GO, Series 1998, 5.000% 03/01/18	1,057,670
	VA Norfolk, GO, Refunding, Capital Improvement:
	Series 1998, Insured: FGIC:
2,450,000	5.000% 07/01/11	2,585,656
525,000	5.000% 07/01/13	554,069
4,960,000	Series 2002 B, Insured: FSA 5.250% 07/01/11	5,435,515
3,770,000	Series 2003, Insured: FSA 4.000% 12/01/08	3,871,903
	VA Portsmouth, GO: Refunding, Series 2003, Insured: FSA:
4,385,000	5.000% 07/01/17	4,739,527
2,060,000	5.000% 07/01/19	2,210,751
1,030,000	Series 2001 A, Insured: FGIC 5.500% 06/01/17	1,087,402
	VA Richmond Public Improvement, GO:
8,840,000	Refunding, Series 2005 A, Insured: FSA 5.000% 07/15/15	9,706,939
1,430,000	Series 1993 B, 5.500% 07/15/09	1,545,801
2,150,000	Series 2002 A, Insured: FSA 5.250% 07/15/11	2,357,153

Par ($)		Value ($)
	Local general obligations - (continued)
1,000,000	VA Richmond, GO, Refunding, Series 1995 B, Insured: FGIC 5.000% 01/15/21	1,026,220
	VA Spotsylvania County, GO, Refunding, Series 1998, Insured: FSA:
1,900,000	4.400% 07/15/06	1,923,218
2,000,000	4.400% 07/15/07	2,050,100
	VA Virginia Beach, GO, Refunding:
2,300,000	Series 1992, 5.400% 07/15/08	2,439,564
1,305,000	Series 2004 B, 5.000% 05/01/13	1,422,594
		78,190,028
	Special non-property tax - 2.6%
4,500,000	IL Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding, McCormick Plant Expansion, Series 2002 B, Insured: MBIA 5.250% 06/15/11	4,907,205
3,800,000	VA Greater Richmond Convention Center Authority Hotel Tax Revenue Refunding, Series 2005, Insured: MBIA 5.000% 06/15/18	4,068,280
		8,975,485
	Special property tax - 0.9%
2,865,000	VA Fairfax County Economic Development Authority Transportation Revenue, Series 2004, Insured: MBIA 5.000% 04/01/24	3,021,171
	State appropriated - 6.3%
1,270,000	VA College Building Authority Educational Facilities Revenue, 21st Century Catalogue & Equipment Program Project, Series 2002 A, 5.000% 02/01/15	1,360,907
	VA Commonwealth Transportation Board Authority Revenue:
1,000,000	Oak Grove Connector Project, Series 1997 A, 5.250% 05/15/22	1,037,770
	U.S. Route 58 Corridor Development Project, Series 1997 C, Insured: MBIA:
3,375,000	5.000% 05/15/13	3,505,106
1,245,000	5.125% 05/15/19	1,291,999
1,500,000	Series 2002 B, 5.000% 05/15/08	1,571,265

See Accompanying Notes to Financial Statements.

76

Columbia Virginia Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	State appropriated - (continued)
	VA Port Authority Commonwealth Port Fund Revenue:
2,465,000	Series 1996, AMT, 5.550% 07/01/12	2,523,864
1,000,000	Series 1997, AMT, Insured: MBIA 5.650% 07/01/17	1,042,370
	VA Port Authority Port Facilities Revenue, Series 2003, Insured: MBIA:
1,360,000	5.125% 07/01/14	1,471,996
1,430,000	5.125% 07/01/15	1,540,811
1,585,000	5.250% 07/01/17	1,712,085
2,790,000	VA Public Building Authority Public Facilities Revenue, Series 2002 A, 5.000% 08/01/14	3,016,743
1,445,000	VA Public School Financing Authority Revenue, Series 1998 A, 4.875% 08/01/14	1,515,357
		21,590,273
	State general obligations - 14.5%
1,900,000	CT State, GO, Series 2001 G, 5.000% 12/15/11	2,059,144
1,100,000	VA Biotechnology Research Park Authority Lease Revenue, Consolidated Laboratories Project, Series 2001, 5.125% 09/01/16	1,185,041
	VA College Building Authority Educational Facilities Revenue:
1,800,000	Public Higher Education Financing Program, Series 2003 A, 5.000% 09/01/11	1,950,192
5,000,000	University Richmond Project, Series 2002 A, 4.400% 03/01/32	5,264,300
	VA State GO:
10,230,000	Series 2002, 4.000% 06/01/09	10,538,435
5,000,000	Series 2003 A, 5.000% 06/01/08	5,250,950
	Series 2004 B:
7,725,000	5.000% 06/01/15	8,453,390
9,205,000	5.000% 06/01/16	10,028,111
5,035,000	WA Motor Vehicle Fuel Tax, GO, Series 1997 F, 5.375% 07/01/22	5,197,782
		49,927,345
		174,793,010
	Transportation - 2.0%
	Air transportation - 0.6%
2,000,000	TN Memphis-Shelby County Airport Authority Special Facilities Revenue, Refunding, Federal Express Corporation Project, Series 2001, 5.000% 09/01/09	2,093,020

Par ($)		Value ($)
	Airports - 1.1%
1,000,000	DC District of Columbia Metropolitan Airport Authority Revenue, Refunding, Series 1998 B, AMT, Insured: MBIA 5.250% 10/01/10	1,054,520
2,265,000	FL Hillsborough County Aviation Authority Revenue, Refunding, Tampa International Airport, Series 2003 D, Insured: MBIA 5.500% 10/01/10	2,463,120
		3,517,640
	Toll facilities - 0.3%
1,000,000	VA Richmond Metropolitan Authority Expressway Revenue, Series 1998, Insured: FGIC 5.250% 07/15/17	1,107,030
		6,717,690
	Utilities - 9.3%
	Investor owned - 0.6%
2,000,000	KS Burlington Environmental Improvement Revenue, Refunding, Kansas City Power & Light Project, Series 1998 K, 4.750% 09/01/15	2,047,240
	Joint power authority - 0.3%
1,000,000	WA Northwest Electric Energy Revenue, Refunding, Columbia Generating, Series 2002 A, Insured: MBIA 5.750% 07/01/18	1,117,640
	Municipal electric - 0.6%
2,000,000	TX Sam Rayburn Municipal Power Agency Revenue, Refunding, Series 2002, 6.000% 10/01/16	2,149,920
	Water & sewer - 7.8%
265,000	VA Chesterfield County Water & Sewer Authority Revenue, Refunding, Series 1992, 6.200% 11/01/05	265,753
	VA Fairfax County Water & Sewer Authority Revenue:
1,835,000	Series 2005 B, 5.250% 04/01/19	2,058,228
3,000,000	Un-refunded Balance, Series 1992, 6.000% 04/01/22	3,176,880
2,000,000	VA Norfolk Water Revenue, Series 1995, Insured: MBIA 5.700% 11/01/10	2,044,660

See Accompanying Notes to Financial Statements.

77

Columbia Virginia Intermediate Municipal Bond Fund

Investment portfolio (continued)  September 30, 2005 (Unaudited)

Par ($)		Value ($)
	Water & sewer - (continued)
3,350,000	VA Prince William County Service Authority Water & Sewer System Revenue, Refunding, Series 2003, 5.000% 07/01/13	3,655,151
	VA Resource Authority Sewer Systems Revenue:
2,970,000	Refunding, Harrisonburg- Rockingham Project, Series 1998, 5.000% 05/01/18	3,114,580
1,750,000	Hopewell Regional Wastewater Facilities Project, Series 1995 A, AMT, 6.000% 10/01/15	1,788,622
2,000,000	VA Resources Authority Systems Revenue, Refunding, Series 1998, 5.000% 05/01/22	2,083,700
	VA Virginia Beach Water & Sewer Revenue, Series 2000:
1,790,000	5.250% 08/01/17	1,920,759
1,935,000	5.250% 08/01/18	2,076,352
2,035,000	5.250% 08/01/19	2,183,657
2,145,000	5.250% 08/01/20	2,284,339
		26,652,681
		31,967,481
	Total municipal bonds (Cost of $331,791,393)	340,769,349
	Shares
	Investment company - 2.5%
8,478,000	Columbia Tax Exempt Reserves, Capital Class(b)	8,478,000
	Total investment company (Cost of $8,478,000)	8,478,000
Total investments (Cost of $340,269,393)(c)	101.7%	349,247,349
Other assets & liabilities, net	(1.7)%	(5,922,359)
Net assets	100.0%	343,324,990

Notes to Investment Portfolio:

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(c) Cost for federal income tax purposes is $340,269,393.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

GO	General Obligation

MBIA	MBIA Insurance Corp.

At September 30, 2005, the Fund held investments in the following:

Holding by Revenue Source	% of Net Assets
Tax-backed	50.9%
Other	20.7
Utilities	9.3
Health care	4.2
Resource recovery	4.2
Housing	3.5
Education	3.0
Transportation	2.0
Industrials	1.4
Investment company	2.5
Other assets & liabilities, net	(1.7)
100.0%

See Accompanying Notes to Financial Statements.

78

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79

Statements of assets and liabilities  September 30, 2005 (Unaudited)

	Short Term Municipal Bond(a)($)	Municipal Income(a)($)	California Intermediate Municipal Bond(a)($)	Florida Intermediate Municipal Bond(a)($)	Georgia Intermediate Municipal Bond(a)($)
Assets
Unaffiliated investments, at identified cost	771,252,746	533,638,817	119,810,538	300,962,347	125,791,427
Affiliated investments, at identified cost	8,846,000	9,373,000	2,199,000	246,000	1,000
Total investments, at identified cost	780,098,746	543,011,817	122,009,538	301,208,347	125,792,427
Unaffiliated investments, at value	769,850,345	572,949,099	121,772,532	311,018,643	131,380,214
Affiliated investments, at value	8,846,000	9,373,000	2,199,000	246,000	1,000
Total investments, at value	778,696,345	582,322,099	123,971,532	311,264,643	131,381,214
Cash	82	99	582	586	725,484
Receivable for:
Capital stock sold	292,635	123,049	528,364	207,717	70,821
Interest	9,481,898	8,003,469	1,666,536	5,672,131	1,892,510
Expense reimbursement due from Investment Advisor	67,465	7,165	21,116	27,667	23,986
Deferred Trustees' compensation plan	-	-	-	3,441	-
Other assets	1,966	1,073	-	115,658	-
Total assets	788,540,391	590,456,954	126,188,130	317,291,843	134,094,015
Liabilities
Payable for:
Investments purchased	933,081	-	-	3,260,063	-
Investments purchased on delayed delivery basis	-	-	2,180,500	2,100,060	-
Capital stock redeemed	1,208,467	301,748	-	395,658	434,627
Distributions	1,568,544	2,030,811	349,809	635,011	399,310
Investment advisory fee	182,084	186,175	40,809	75,470	44,675
Administration fee	98,002	67,884	15,294	28,357	16,781
Transfer agent fee	172,030	91,709	8,491	9,772	6,741
Trustees' fees	58,113	59,338	27,364	57,293	84,465
Audit fee	20,339	20,338	14,708	12,826	11,295
Service and distribution fees	37,230	11,378	3,900	18,595	10,272
Custody fee	14,381	7,764	2,550	1,192	909
Legal fee	38,068	33,122	45,071	47,518	47,291
Registration fees	-	8,808	-	17	-
Reports to shareholders	47,112	27,831	13,692	14,966	13,993
Chief compliance officer fees and expenses	1,958	1,549	911	989	937
Deferred Trustees' fees	-	-	-	3,441	-
Other liabilities	7,642	2,410	5,288	404,701	5,510
Total liabilities	4,387,051	2,850,865	2,708,387	7,065,929	1,076,806
Net assets	784,153,340	587,606,089	123,479,743	310,225,914	133,017,209
Net assets consist of
Paid-in capital	789,711,927	550,507,027	121,261,543	299,986,185	129,004,874
Undistributed net investment income	128,308	2,117,154	-	238,602	207,431
Accumulated net realized gain (loss)	(4,284,494)	(4,328,374)	256,206	(55,169)	(1,783,883)
Net unrealized appreciation (depreciation) on investments	(1,402,401)	39,310,282	1,961,994	10,056,296	5,588,787
Net assets	784,153,340	587,606,089	123,479,743	310,225,914	133,017,209
Class A
Net assets	67,362,108	31,299,064	5,576,760	51,731,196	20,088,392
Shares outstanding	6,607,982	2,864,158	578,804	4,924,989	1,881,112
Net asset value per share(b)	10.19	10.93	9.63	10.50	10.68
Maximum sales charge	1.00%	4.75%	3.25%	3.25%	3.25%
Maximum offering price per share(c)	10.29	11.48	9.95	10.85	11.04
Class B
Net assets	1,020,625	4,105,281	1,192,953	10,241,734	2,983,009
Shares outstanding	100,131	375,636	123,931	974,545	279,167
Net asset value and offering price per share(b)	10.19	10.93	9.63	10.51	10.69
Class C
Net assets	25,989,615	810,207	2,301,609	8,107,170	3,110,806
Shares outstanding	2,549,664	74,123	238,841	770,557	291,239
Net asset value and offering price per share(b)	10.19	10.93	9.64	10.52	10.68
Class Z
Net assets	689,780,992	551,391,537	114,408,421	240,145,814	106,835,002
Shares outstanding	67,675,511	50,447,172	11,897,134	22,857,923	10,003,853
Net asset value, offering and redemption price per share	10.19	10.93	9.62	10.51	10.68

	Maryland Intermediate Municipal Bond(a)($)	North Carolina Intermediate Municipal Bond(a)($)	South Carolina Intermediate Municipal Bond(a)($)	Texas Intermediate Municipal Bond(a)($)	Virginia Intermediate Municipal Bond(a)($)
Assets
Unaffiliated investments, at identified cost	187,226,121	169,070,567	193,226,714	201,986,862	331,791,393
Affiliated investments, at identified cost	1,083,000	98,000	795,000	905,000	8,478,000
Total investments, at identified cost	188,309,121	169,168,567	194,021,714	202,891,862	340,269,393
Unaffiliated investments, at value	193,926,170	177,335,891	201,700,305	209,486,674	340,769,349
Affiliated investments, at value	1,083,000	98,000	795,000	905,000	8,478,000
Total investments, at value	195,009,170	177,433,891	202,495,305	210,391,674	349,247,349
Cash	447	407	557	405	780
Receivable for:
Capital stock sold	216,465	129,934	10,138	11,137	201,937
Interest	2,946,272	2,711,821	2,594,303	2,072,647	4,594,570
Expense reimbursement due from Investment Advisor	29,051	27,618	28,033	29,639	36,012
Deferred Trustees' compensation plan	-	-	-	-	-
Other assets	1,214	355	-	408	568
Total assets	198,202,619	180,304,026	205,128,336	212,505,910	354,081,216
Liabilities
Payable for:
Investments purchased	-	-	-	-	9,324,884
Investments purchased on delayed delivery basis	-	-	1,358,953	5,475,464	-
Capital stock redeemed	75,981	58	411,935	525,905	105,204
Distributions	525,301	530,253	596,339	651,147	928,222
Investment advisory fee	65,175	59,557	67,516	68,393	112,935
Administration fee	24,435	22,332	25,289	25,596	42,338
Transfer agent fee	30,092	27,305	33,773	38,115	42,875
Trustees' fees	86,702	84,158	84,920	83,810	91,498
Audit fee	20,349	20,349	23,547	23,563	24,793
Service and distribution fees	17,495	15,895	16,738	3,019	19,148
Custody fee	3,380	2,496	-	2,598	2,642
Legal fee	42,339	42,017	26,270	25,178	28,223
Registration fees	-	-	-	-	112
Reports to shareholders	18,007	17,583	17,275	15,953	23,048
Chief compliance officer fees and expenses	1,013	996	1,035	1,036	1,207
Deferred Trustees' fees	-	-	-	-	-
Other liabilities	208	1,827	7,369	8,659	9,097
Total liabilities	910,477	824,826	2,670,959	6,948,436	10,756,226
Net assets	197,292,142	179,479,200	202,457,377	205,557,474	343,324,990
Net assets consist of
Paid-in capital	192,779,742	170,450,636	192,077,511	196,316,908	333,104,575
Undistributed net investment income	216,030	803,791	1,146,795	433,008	933,337
Accumulated net realized gain (loss)	(2,403,679)	(40,551)	759,480	1,307,746	309,122
Net unrealized appreciation (depreciation) on investments	6,700,049	8,265,324	8,473,591	7,499,812	8,977,956
Net assets	197,292,142	179,479,200	202,457,377	205,557,474	343,324,990
Class A
Net assets	31,266,427	22,759,085	23,356,965	7,985,294	54,967,453
Shares outstanding	2,903,198	2,153,389	2,227,910	780,116	5,057,500
Net asset value per share(b)	10.77	10.57	10.48	10.24	10.87
Maximum sales charge	3.25%	3.25%	3.25%	3.25%	3.25%
Maximum offering price per share(c)	11.13	10.93	10.83	10.58	11.24
Class B
Net assets	9,832,700	5,938,257	4,695,717	393,857	4,822,596
Shares outstanding	912,691	561,971	447,806	38,464	443,655
Net asset value and offering price per share(b)	10.77	10.57	10.49	10.24	10.87
Class C
Net assets	2,587,911	5,268,356	8,624,290	310,659	1,634,831
Shares outstanding	240,290	498,498	822,226	30,329	150,445
Net asset value and offering price per share(b)	10.77	10.57	10.49	10.24	10.87
Class Z
Net assets	153,605,104	145,513,502	165,780,405	196,867,664	281,900,110
Shares outstanding	14,261,190	13,773,662	15,809,622	19,230,329	25,940,403
Net asset value, offering and redemption price per share	10.77	10.56	10.49	10.24	10.87

  (a)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

  (b)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

  (c)  On sales of $100,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

80

Statements of assets and liabilities (continued)  September 30, 2005 (Unaudited)

See Accompanying Notes to Financial Statements.

81

Statements of operations

For the Six Months Ended September 30, 2005 (Unaudited)

	Short Term Municipal Bond(a)($)	Municipal Income(a)($)	California Intermediate Municipal Bond(a)($)	Florida Intermediate Municipal Bond(a)($)	Georgia Intermediate Municipal Bond(a)($)
Net Investment Income Income
Interest	13,071,835	14,603,776	2,467,980	3,864,382	3,167,953
Dividend income from affiliated funds	71,516	51,232	18,392	15,930	15,151
Total income	13,143,351	14,655,008	2,486,372	3,880,312	3,183,104
Expenses
Investment advisory fee	1,209,059	1,185,360	249,253	378,903	284,589
Administration fee	650,230	418,800	93,470	142,089	106,721
Distribution fee:
Class B	4,454	24,644	4,558	25,138	22,844
Class C	110,418	2,820	9,694	29,094	12,254
Service fee:
Class A	96,819	37,289	5,833	22,857	24,777
Class B	1,485	8,214	1,519	8,379	7,615
Class C	36,802	940	3,231	9,698	4,084
Transfer agent fee	168,292	96,226	15,468	23,428	17,151
Trustees' fee	7,210	7,210	6,880	6,878	6,879
Custody fee	32,993	19,924	6,860	6,654	5,059
Audit fee	18,968	18,968	19,661	18,065	16,535
Legal fee	39,409	37,564	41,349	42,606	43,579
Registration fees	18,324	23,135	72	140	68
Merger costs	-	-	-	-	-
Chief compliance officer expense and fees (see Note 4)	3,753	2,906	1,712	1,869	1,764
Non-recurring costs (see Note 8)	-	110,069	-	-	-
Other expenses	67,438	40,878	18,437	23,133	19,695
Total Operating Expenses	2,465,654	2,034,947	477,997	738,931	573,614
Interest expense	3,602	1,670	26	693	53
Total Expenses	2,469,256	2,036,617	478,023	739,624	573,667
Expenses waived/reimbursed by Investment Advisor	(481,730)	(75,932)	(139,770)	(169,973)	(147,500)
Non-recurring costs assumed by Investment Advisor (see Note 8)	-	(110,069)	-	-	-
Custody earnings credit	-	(202)	(1,825)	(163)	(59)
Net Expenses	1,987,526	1,850,414	336,428	569,488	426,108
Net Investment Income	11,155,825	12,804,594	2,149,944	3,310,824	2,756,996
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(1,513,068)	1,553,533	256,891	243,051	260,428
Change in net unrealized appreciation (depreciation) on investments	266,573	2,093,223	70,929	944	41,375
Net Gain (Loss)	(1,246,495)	3,646,756	327,820	243,995	301,803
Net Increase Resulting from Operations	9,909,330	16,451,350	2,477,764	3,554,819	3,058,799

	Maryland Intermediate Municipal Bond(a)($)	North Carolina Intermediate Municipal Bond(a)($)	South Carolina Intermediate Muni Bond(a)($)	Texas Intermediate Municipal Bond(a)($)	Virginia Intermediate Municipal Bond(a)($)
Net Investment Income Income
Interest	4,296,467	4,233,768	4,781,595	4,576,394	7,203,063
Dividend income from affiliated funds	29,181	16,392	32,371	24,024	105,300
Total income	4,325,648	4,250,160	4,813,966	4,600,418	7,308,363
Expenses
Investment advisory fee	399,536	371,359	426,832	428,361	686,382
Administration fee	149,826	139,260	160,062	160,635	257,393
Distribution fee:
Class B	46,721	46,182	29,198	10,724	47,258
Class C	9,913	17,756	31,308	1,254	6,548
Service fee:
Class A	37,808	23,790	28,885	7,686	60,764
Class B	15,571	15,413	9,716	3,575	15,761
Class C	3,304	5,922	10,436	418	2,182
Transfer agent fee	32,954	30,803	35,633	37,519	50,295
Trustees' fee	7,210	7,210	7,210	7,210	7,210
Custody fee	7,850	7,211	7,320	8,263	10,630
Audit fee	18,968	18,968	18,059	18,064	18,475
Legal fee	42,643	42,311	35,725	36,369	36,452
Registration fees	1,788	64	496	1,150	240
Merger costs	-	-	-	-	-
Chief compliance officer expense and fees (see Note 4)	1,905	1,875	1,947	1,957	2,270
Non-recurring costs (see Note 8)	-	-	-	-	-
Other expenses	22,471	22,763	23,222	24,483	30,564
Total Operating Expenses	798,468	750,887	826,049	747,668	1,232,424
Interest expense	34	-	40	820	324
Total Expenses	798,502	750,887	826,089	748,488	1,232,748
Expenses waived/reimbursed by Investment Advisor	(185,427)	(177,370)	(182,941)	(188,186)	(241,842)
Non-recurring costs assumed by Investment Advisor (see Note 8)	-	-	-	-	-
Custody earnings credit	(303)	(255)	(26)	(451)	(90)
Net Expenses	612,772	573,262	643,122	559,851	990,816
Net Investment Income	3,712,876	3,676,898	4,170,844	4,040,567	6,317,547
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	71,264	427,971	759,596	1,309,169	861,330
Change in net unrealized appreciation (depreciation) on investments	(319,123)	(265,678)	142,609	(534,251)	(667,062)
Net Gain (Loss)	(247,859)	162,293	902,205	774,918	194,268
Net Increase Resulting from Operations	3,465,017	3,839,191	5,073,049	4,815,485	6,511,815

  (a)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

82

Statements of operations (continued)

See Accompanying Notes to Financial Statements.

83

Statements of changes in net assets

	Short Term Municipal Bond Fund		Municipal Income Fund		California Intermediate Municipal Bond Fund
Increase (Decrease) in Net Assets	(Unaudited) Six months ended September 30, 2005(a)($)	Year ended March 31, 2005($)	(Unaudited) Six months ended September 30, 2005(a)($)	Year ended March 31, 2005($)	(Unaudited) Six months ended September 30, 2005(a)($)	Year ended March 31, 2005($)
Operations
Net investment income	11,155,825	24,323,819	12,804,594	28,271,063	2,149,944	4,203,252
Net realized gain (loss) on investments	(1,513,068)	(1,950,553)	1,553,533	5,376,879	256,891	1,463,428
Net change in unrealized appreciation (depreciation) on investments	266,573	(21,067,226)	2,093,223	(23,589,374)	70,929	(5,401,597)
Net increase (decrease) resulting from operations	9,909,330	1,306,040	16,451,350	10,058,568	2,477,764	265,083
Distributions to Shareholders
From net investment income:
Class A	(927,454)	(2,587,132)	(605,091)	(1,339,819)	(76,225)	(191,105)
Class B	(9,695)	(16,883)	(108,608)	(261,658)	(15,114)	(26,591)
Class C	(241,773)	(567,906)	(12,403)	(30,646)	(32,274)	(76,154)
Class Z	(9,976,629)	(21,151,898)	(11,930,289)	(26,789,980)	(2,026,537)	(3,909,195)
From net realized gains:
Class A	-	-	-	-	(7,906)	(67,662)
Class B	-	-	-	-	(2,201)	(13,230)
Class C	-	-	-	-	(5,106)	(36,004)
Class Z	-	-	-	-	(215,344)	(1,339,107)
Total distributions to shareholders	(11,155,551)	(24,323,819)	(12,656,391)	(28,422,103)	(2,380,707)	(5,659,048)
Net Capital Share Transactions
Class A (See Note 2)
Subscriptions	6,517,131	22,747,605	2,082,174	5,392,482	2,357,477	1,392,761
Shares issued upon conversion from Class B	-	-	2,532,115	40,877	-	-
Proceeds received in connection with merger	-	-	-	-	-	-
Distributions reinvested	698,429	2,010,842	230,861	597,695	50,718	152,410
Redemptions	(28,347,315)	(115,045,401)	(2,950,751)	(9,472,699)	(2,266,453)	(5,919,090)
Net increase (decrease)	(21,131,755)	(90,286,954)	1,894,399	(3,441,645)	141,742	(4,373,919)
Class B
Subscriptions	-	1,363	403,184	237,525	76,934	240,254
Proceeds received in connection with merger	-	-	-	-	-	-
Distributions reinvested	7,949	13,457	40,035	107,531	9,518	27,709
Shares redeemed upon conversion into Class A	-	-	(2,532,115)	(40,877)	-	-
Redemptions	(171,301)	(158,691)	(544,263)	(1,532,716)	(55,971)	(336,244)
Net increase (decrease)	(163,352)	(143,871)	(2,633,159)	(1,228,537)	30,481	(68,281)
Class C (See Note 2)
Subscriptions	1,556,162	3,548,957	102,756	123,170	103,013	235,941
Proceeds received in connection with merger	-	-	-	-	-	-
Distributions reinvested	115,064	306,156	6,820	18,998	17,098	55,470
Redemptions	(7,760,339)	(27,338,402)	(9,892)	(770,880)	(621,645)	(1,421,914)
Net increase (decrease)	(6,089,113)	(23,483,289)	99,684	(628,712)	(501,534)	(1,130,503)
Class Z
Subscriptions	68,773,715	339,820,726	31,157,988	39,776,818	14,973,438	19,272,867
Proceeds received in connection with merger	-	-	-	-	-	-
Distributions reinvested	225,531	532,505	136,628	315,959	289,040	969,518
Redemptions	(219,035,203)	(489,346,342)	(38,614,243)	(130,009,397)	(17,469,957)	(27,819,940)
Net increase (decrease)	(150,035,957)	(148,993,111)	(7,319,627)	(89,916,620)	(2,207,479)	(7,577,555)
Net Capital Share Transactions	(177,420,177)	(262,907,225)	(7,958,703)	(95,215,514)	(2,536,790)	(13,150,258)
Total Increase in Net Assets	(178,666,398)	(285,925,004)	(4,163,744)	(113,579,049)	(2,439,733)	(18,544,223)
Net Assets
Beginning of period	962,819,738	1,248,744,742	591,769,833	705,348,882	125,919,476	144,463,699
End of period	784,153,340	962,819,738	587,606,089	591,769,833	123,479,743	125,919,476
Undistributed net investment income at the end of period	128,308	128,034	2,117,154	1,968,951	-	206

	Florida Intermediate Municipal Bond Fund		Georgia Intermediate Municipal Bond Fund
Increase (Decrease) in Net Assets	(Unaudited) Six months ended September 30, 2005(a)($)	Year ended March 31, 2005($)	(Unaudited) Six months ended September 30, 2005(a)($)	Year ended March 31, 2005($)
Operations
Net investment income	3,310,824	7,273,442	2,756,996	5,956,240
Net realized gain (loss) on investments	243,051	(209,360)	260,428	405,435
Net change in unrealized appreciation (depreciation) on investments	944	(7,566,563)	41,375	(5,193,827)
Net increase (decrease) resulting from operations	3,554,819	(502,481)	3,058,799	1,167,848
Distributions to Shareholders
From net investment income:
Class A	(309,556)	(552,340)	(371,125)	(819,072)
Class B	(87,016)	(195,110)	(90,653)	(208,339)
Class C	(100,706)	(231,361)	(48,545)	(127,614)
Class Z	(2,813,535)	(6,294,631)	(2,246,303)	(4,801,215)
From net realized gains:
Class A	-	(41,604)	-	-
Class B	-	(21,093)	-	-
Class C	-	(24,439)	-	-
Class Z	-	(480,447)	-	-
Total distributions to shareholders	(3,310,813)	(7,841,025)	(2,756,626)	(5,956,240)
Net Capital Share Transactions
Class A (See Note 2)
Subscriptions	503,807	6,129,900	1,174,256	4,225,384
Shares issued upon conversion from Class B	1,235,625	192,396	2,933,911	378,146
Proceeds received in connection with merger	36,397,375	-	-	-
Distributions reinvested	116,469	224,752	153,618	435,592
Redemptions	(3,442,749)	(7,733,387)	(5,622,841)	(4,856,011)
Net increase (decrease)	34,810,527	(1,186,339)	(1,361,056)	183,111
Class B
Subscriptions	188,673	395,269	59,999	155,294
Proceeds received in connection with merger	5,250,516	-	-	-
Distributions reinvested	31,503	103,251	47,555	138,549
Shares redeemed upon conversion into Class A	(1,235,625)	(192,396)	(2,933,911)	(378,146)
Redemptions	(770,898)	(2,122,281)	(881,403)	(503,227)
Net increase (decrease)	3,464,169	(1,816,157)	(3,707,760)	(587,530)
Class C (See Note 2)
Subscriptions	99,150	584,948	367,691	504,274
Proceeds received in connection with merger	1,807,113	-	-	-
Distributions reinvested	17,857	43,811	25,981	86,160
Redemptions	(2,094,053)	(2,271,570)	(541,513)	(1,978,212)
Net increase (decrease)	(169,933)	(1,642,811)	(147,841)	(1,387,778)
Class Z
Subscriptions	9,594,671	17,518,388	3,680,262	8,530,546
Proceeds received in connection with merger	94,652,220	-	-	-
Distributions reinvested	35,321	87,854	6,490	21,798
Redemptions	(19,862,022)	(61,082,116)	(11,738,135)	(23,313,261)
Net increase (decrease)	84,420,190	(43,475,874)	(8,051,383)	(14,760,917)
Net Capital Share Transactions	122,524,953	(48,121,181)	(13,268,040)	(16,553,114)
Total Increase in Net Assets	122,768,959	(56,464,687)	(12,965,867)	(21,341,506)
Net Assets
Beginning of period	187,456,955	243,921,642	145,983,076	167,324,582
End of period	310,225,914	187,456,955	133,017,209	145,983,076
Undistributed net investment income at the end of period	238,602	238,591	207,431	207,061

  (a)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

84

Statements of changes in net assets (continued)

See Accompanying Notes to Financial Statements.

85

Statements of changes in net assets (continued)

	Maryland Intermediate Municipal Bond Fund		North Carolina Intermediate Municipal Bond Fund		South Carolina Intermediate Municipal Bond Fund
Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended September 30, 2005(a)($)	Year Ended March 31, 2005($)	(Unaudited) Six Months Ended September 30, 2005(a)($)	Year Ended March 31, 2005($)	(Unaudited) Six Months Ended September 30, 2005(a)($)	Year Ended March 31, 2005($)
Operations
Net investment income	3,712,876	7,941,189	3,676,898	8,050,987	4,170,844	9,023,685
Net realized gain (loss) on investments	71,264	(1,791,020)	427,971	336,438	759,596	1,183,235
Net change in unrealized appreciation (depreciation) on investments	(319,123)	(7,283,284)	(265,678)	(6,851,925)	142,609	(7,578,203)
Net increase (decrease) resulting from operations	3,465,017	(1,133,115)	3,839,191	1,535,500	5,073,049	2,628,717
Distributions to Shareholders
From net investment income:
Class A	(533,031)	(1,126,644)	(364,898)	(904,551)	(435,666)	(924,392)
Class B	(172,771)	(423,842)	(189,640)	(454,719)	(117,298)	(279,015)
Class C	(36,625)	(81,362)	(72,391)	(95,126)	(125,449)	(254,344)
Class Z	(2,910,593)	(6,370,254)	(3,048,823)	(6,597,737)	(3,492,431)	(7,565,934)
From net realized gains:
Class A	-	-	-	-	(40,326)	(95,666)
Class B	-	-	-	-	(14,360)	(36,754)
Class C	-	-	-	-	(14,331)	(34,312)
Class Z	-	-	-	-	(309,362)	(761,288)
Total distributions to shareholders	(3,653,020)	(8,002,102)	(3,675,752)	(8,052,133)	(4,549,223)	(9,951,705)
Net Capital Share Transactions
Class A
Subscriptions	2,414,289	5,169,290	1,086,782	5,231,554	1,497,452	7,456,478
Shares issued upon conversion from Class B	2,197,503	761,920	6,103,174	275,426	2,962,907	450,728
Distributions reinvested	297,235	667,774	248,027	614,007	307,195	550,259
Redemptions	(4,003,457)	(9,319,801)	(3,754,350)	(11,934,209)	(4,757,786)	(12,317,611)
Net increase (decrease)	905,570	(2,720,817)	3,683,633	(5,813,222)	9,768	(3,860,146)
Class B
Subscriptions	76,755	318,826	157,138	310,222	32,270	170,003
Distributions reinvested	95,643	262,657	106,774	326,039	73,240	201,519
Shares redeemed upon conversion into Class A	(2,197,503)	(761,920)	(6,103,174)	(275,426)	(2,962,907)	(450,728)
Redemptions	(1,264,635)	(4,007,804)	(1,670,899)	(2,738,309)	(653,997)	(1,970,923)
Net increase (decrease)	(3,289,740)	(4,188,241)	(7,510,161)	(2,377,474)	(3,511,394)	(2,050,129)
Class C
Subscriptions	22,277	326,584	1,426,141	2,928,440	953,438	1,044,796
Distributions reinvested	24,018	62,574	9,224	22,907	52,498	98,998
Redemptions	(83,474)	(478,865)	(199,978)	(776,650)	(338,629)	(2,032,739)
Net increase (decrease)	(37,179)	(89,707)	1,235,387	2,174,697	667,307	(888,945)
Class Z
Subscriptions	8,897,360	11,892,944	10,812,463	14,411,676	7,056,780	14,147,863
Distributions reinvested	55,820	153,395	50,287	101,681	89,569	193,046
Redemptions	(8,851,636)	(39,750,716)	(16,066,668)	(51,185,058)	(20,263,051)	(30,166,170)
Net increase (decrease)	101,544	(27,704,377)	(5,203,918)	(36,671,701)	(13,116,702)	(15,825,261)
Net Capital Share Transactions	(2,319,805)	(34,703,142)	(7,795,059)	(42,687,700)	(15,951,021)	(22,624,481)
Total Increase in Net Assets	(2,507,808)	(43,838,359)	(7,631,620)	(49,204,333)	(15,427,195)	(29,947,469)
Net Assets
Beginning of period	199,799,950	243,638,309	187,110,820	236,315,153	217,884,572	247,832,041
End of period	197,292,142	199,799,950	179,479,200	187,110,820	202,457,377	217,884,572
Undistributed net investment income at the end of period	216,030	156,174	803,791	802,645	1,146,795	1,146,795

	Texas Intermediate Municipal Bond Fund		Virginia Intermediate Municipal Bond Fund
Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended September 30, 2005(a)($)	Year Ended March 31, 2005($)	(Unaudited) Six Months Ended September 30, 2005(a)($)	Year Ended March 31, 2005($)
Operations
Net investment income	4,040,567	9,013,868	6,317,547	13,209,524
Net realized gain (loss) on investments	1,309,169	2,273,885	861,330	(324,946)
Net change in unrealized appreciation (depreciation) on investments	(534,251)	(9,356,229)	(667,062)	(10,701,978)
Net increase (decrease) resulting from operations	4,815,485	1,931,524	6,511,815	2,182,600
Distributions to Shareholders
From net investment income:
Class A	(109,387)	(238,631)	(843,866)	(2,013,080)
Class B	(40,107)	(111,303)	(171,597)	(431,325)
Class C	(4,754)	(13,926)	(23,913)	(62,580)
Class Z	(3,886,319)	(8,650,008)	(5,216,298)	(10,763,452)
From net realized gains:
Class A	(25,950)	(40,827)	-	(79,772)
Class B	(13,432)	(24,362)	-	(21,446)
Class C	(1,525)	(2,850)	-	(3,188)
Class Z	(902,238)	(1,404,850)	-	(393,229)
Total distributions to shareholders	(4,983,712)	(10,486,757)	(6,255,674)	(13,768,072)
Net Capital Share Transactions
Class A
Subscriptions	833,230	1,208,749	2,229,389	3,874,882
Shares issued upon conversion from Class B	2,381,906	5,365	8,027,122	320,647
Distributions reinvested	55,122	92,500	463,656	1,329,837
Redemptions	(969,878)	(2,652,724)	(4,233,935)	(12,578,776)
Net increase (decrease)	2,300,380	(1,346,110)	6,486,232	(7,053,410)
Class B
Subscriptions	1,709	54,268	97,003	245,844
Distributions reinvested	30,746	61,621	82,684	272,691
Shares redeemed upon conversion into Class A	(2,381,906)	(5,365)	(8,027,122)	(320,647)
Redemptions	(720,695)	(912,149)	(945,273)	(2,058,537)
Net increase (decrease)	(3,070,146)	(801,625)	(8,792,708)	(1,860,649)
Class C
Subscriptions	60,781	211,284	49,624	105,157
Distributions reinvested	3,741	4,179	14,206	41,113
Redemptions	(115,580)	(300,767)	(292,677)	(519,850)
Net increase (decrease)	(51,058)	(85,304)	(228,847)	(373,580)
Class Z
Subscriptions	3,183,116	6,099,419	25,587,153	60,411,017
Distributions reinvested	77,036	114,819	22,740	75,225
Redemptions	(20,235,747)	(32,346,584)	(25,929,134)	(49,702,580)
Net increase (decrease)	(16,975,595)	(26,132,346)	(319,241)	10,783,662
Net Capital Share Transactions	(17,796,419)	(28,365,385)	(2,854,564)	1,496,023
Total Increase in Net Assets	(17,964,646)	(36,920,618)	(2,598,423)	(10,089,449)
Net Assets
Beginning of period	223,522,120	260,442,738	345,923,413	356,012,862
End of period	205,557,474	223,522,120	343,324,990	345,923,413
Undistributed net investment income at the end of period	433,008	433,008	933,337	871,464

  (a)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

86

Statements of changes in net assets (continued)

See Accompanying Notes to Financial Statements.

87

Statements of changes in net assets - capital stock activity

	Short Term Municipal Bond Fund		Municipal Income Fund		California Intermediate Municipal Bond Fund
	(Unaudited) Six months ended September 30, 2005(a)($)	Year ended March 31, 2005($)	(Unaudited) Six months ended September 30, 2005(a)($)	Year ended March 31, 2005($)	(Unaudited) Six months ended September 30, 2005(a)($)	Year ended March 31, 2005($)
Class A (See Note 2)
Subscriptions	638,156	2,207,230	189,400	493,744	243,025	142,217
Shares issued upon conversion from Class B	-	-	230,402	2,823	-	-
Issued in connection with merger	-	195,402	-	-	-	-
Issued for distributions reinvested	68,393	-	20,995	54,582	5,216	15,618
Redemptions	(2,775,732)	(11,174,569)	(268,277)	(867,100)	(233,066)	(608,229)
Net increase (decrease)	(2,069,183)	(8,771,937)	172,520	(315,951)	15,175	(450,394)
Class B
Subscriptions	-	133	36,604	21,572	7,906	24,530
Issued in connection with merger	-	-	-	-	-	-
Issued for distributions reinvested	778	1,307	3,638	9,823	980	2,845
Shares redeemed upon conversion into Class A	-	-	(230,402)	(2,823)	-	-
Redemptions	(16,777)	(15,420)	(49,403)	(140,790)	(5,804)	(34,548)
Net increase (decrease)	(15,999)	(13,980)	(239,563)	(112,218)	3,082	(7,173)
Class C (See Note 2)
Subscriptions	152,417	344,321	9,335	11,094	10,587	24,063
Issued in connection with merger	-	-	-	-	-	-
Issued for distributions reinvested	11,272	29,756	620	1,736	1,758	5,691
Redemptions	(760,284)	(2,655,914)	(892)	(70,709)	(63,902)	(146,345)
Net increase (decrease)	(596,595)	(2,281,837)	9,063	(57,879)	(51,557)	(116,591)
Class Z
Subscriptions	6,735,244	32,989,552	2,834,430	3,616,083	1,545,779	1,972,092
Issued in connection with merger	-	-	-	-	-	-
Issued for distributions reinvested	22,080	51,763	12,421	28,840	29,677	99,875
Redemptions	(21,449,108)	(47,530,817)	(3,514,245)	(11,877,196)	(1,803,780)	(2,852,472)
Net increase (decrease)	(14,691,784)	(14,489,502)	(667,394)	(8,232,273)	(228,324)	(780,505)

	Florida Intermediate Municipal Bond Fund		Georgia Intermediate Municipal Bond Fund
	(Unaudited) Six months ended September 30, 2005(a)($)	Year ended March 31, 2005($)	(Unaudited) Six months ended September 30, 2005(a)($)	Year ended March 31, 2005($)
Class A (See Note 2)
Subscriptions	47,651	577,937	109,060	392,896
Shares issued upon conversion from Class B	117,010	18,075	273,430	35,104
Issued in connection with merger	3,452,085	-	-	-
Issued for distributions reinvested	11,041	21,228	14,299	40,282
Redemptions	(325,780)	(730,461)	(524,283)	(452,929)
Net increase (decrease)	3,302,007	(113,221)	(127,494)	15,353
Class B
Subscriptions	17,807	37,039	5,569	14,346
Issued in connection with merger	497,758	-	-	-
Issued for distributions reinvested	2,980	9,754	4,423	12,856
Shares redeemed upon conversion into Class A	(117,010)	(18,075)	(273,430)	(35,104)
Redemptions	(72,932)	(200,320)	(82,003)	(46,737)
Net increase (decrease)	328,603	(171,602)	(345,441)	(54,639)
Class C (See Note 2)
Subscriptions	9,336	55,141	34,104	46,459
Issued in connection with merger	171,075	-	-	-
Issued for distributions reinvested	1,687	4,133	2,418	7,994
Redemptions	(197,842)	(214,619)	(50,429)	(183,577)
Net increase (decrease)	(15,744)	(155,345)	(13,907)	(129,124)
Class Z
Subscriptions	907,683	1,650,729	342,987	791,928
Issued in connection with merger	8,976,734	-	-	-
Issued for distributions reinvested	3,342	8,298	603	2,023
Redemptions	(1,879,241)	(5,760,697)	(1,092,541)	(2,171,368)
Net increase (decrease)	8,008,518	(4,101,670)	(748,951)	(1,377,417)

See Accompanying Notes to Financial Statements.

88

Statements of changes in net assets - capital stock activity (continued)

See Accompanying Notes to Financial Statements.

89

Statements of changes in net assets - capital stock activity (continued)

	Maryland Intermediate Municipal Bond Fund		North Carolina Intermediate Municipal Bond Fund		South Carolina Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2005(a)($)	Year Ended March 31, 2005($)	(Unaudited) Six Months Ended September 30, 2005(a)($)	Year Ended March 31, 2005($)	(Unaudited) Six Months Ended September 30, 2005(a)($)	Year Ended March 31, 2005($)
Class A
Subscriptions	222,226	471,701	101,864	485,981	141,522	705,090
Shares issued upon conversion from Class B	203,096	69,262	574,686	26,223	281,110	43,003
Issued in connection with merger	-	-	-	-	-	-
Issued for distributions reinvested	27,452	60,968	23,304	57,548	29,081	52,013
Redemptions	(369,670)	(851,925)	(353,194)	(1,117,927)	(451,226)	(1,163,204)
Net increase (decrease)	83,104	(249,994)	346,660	(548,175)	487	(363,098)
Class B
Subscriptions	7,062	29,016	14,764	28,953	3,048	16,197
Issued in connection with merger	-	-	-	-	-	-
Issued for distributions reinvested	8,825	23,974	10,038	30,552	6,933	19,064
Shares redeemed upon conversion into Class A	(203,096)	(69,262)	(575,227)	(26,223)	(281,110)	(43,003)
Redemptions	(116,677)	(366,283)	(157,152)	(256,750)	(61,827)	(186,505)
Net increase (decrease)	(303,886)	(382,555)	(707,577)	(223,468)	(332,956)	(194,247)
Class C
Subscriptions	2,051	30,096	134,237	274,510	90,342	99,445
Issued in connection with merger	-	-	-	-	-	-
Issued for distributions reinvested	2,219	5,711	867	2,146	4,967	9,365
Redemptions	(7,717)	(43,788)	(18,816)	(72,976)	(31,995)	(192,990)
Net increase (decrease)	(3,447)	(7,981)	116,288	203,680	63,314	(84,180)
Class Z
Subscriptions	821,754	1,085,302	1,016,385	1,346,096	668,328	1,336,145
Issued in connection with merger	-	-	-	-	-	-
Issued for distributions reinvested	5,149	14,003	4,731	9,523	8,470	18,252
Redemptions	(817,580)	(3,630,827)	(1,509,558)	(4,805,104)	(1,921,671)	(2,851,976)
Net increase (decrease)	9,323	(2,531,522)	(488,442)	(3,449,485)	(1,244,873)	(1,497,579)

	Texas Intermediate Municipal Bond Fund		Virginia Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended September 30, 2005(a)($)	Year Ended March 31, 2005($)	(Unaudited) Six Months Ended September 30, 2005(a)($)	Year Ended March 31, 2005($)
Class A
Subscriptions	80,547	116,215	203,577	351,800
Shares issued upon conversion from Class B	231,253	515	735,084	28,975
Issued in connection with merger	-	-	-	-
Issued for distributions reinvested	5,340	8,900	42,414	120,873
Redemptions	(93,895)	(254,345)	(387,151)	(1,146,458)
Net increase (decrease)	223,245	(128,715)	593,924	(644,810)
Class B
Subscriptions	165	5,295	8,866	22,303
Issued in connection with merger	-	-	-	-
Issued for distributions reinvested	2,972	5,923	7,557	24,788
Shares redeemed upon conversion into Class A	(231,253)	(515)	(735,084)	(28,975)
Redemptions	(69,775)	(88,084)	(86,313)	(187,729)
Net increase (decrease)	(297,891)	(77,381)	(804,974)	(169,613)
Class C
Subscriptions	5,874	20,241	4,539	9,522
Issued in connection with merger	-	-	-	-
Issued for distributions reinvested	362	401	1,300	3,738
Redemptions	(11,232)	(29,165)	(26,706)	(47,279)
Net increase (decrease)	(4,996)	(8,523)	(20,867)	(34,019)
Class Z
Subscriptions	308,445	585,079	2,339,295	5,480,844
Issued in connection with merger	-	-	-	-
Issued for distributions reinvested	7,445	11,056	2,079	6,854
Redemptions	(1,958,975)	(3,111,366)	(2,371,295)	(4,533,749)
Net increase (decrease)	(1,643,085)	(2,515,231)	(29,921)	953,949

See Accompanying Notes to Financial Statements.

90

Statements of changes in net assets - capital stock activity (continued)

See Accompanying Notes to Financial Statements.

91

Financial highlights

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income(a)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Net asset value end of period
Short Term Municipal Bond Fund
Class A Shares
Six Months ended 9/30/2005 (Unaudited)(e)	$10.21	$0.12	$(0.02)	$0.10	$(0.12)	$10.19
Year ended 3/31/2005	10.42	0.22	(0.21)	0.01	(0.22)	10.21
Year ended 3/31/2004	10.40	0.20	0.02	0.22	(0.20)	10.42
Year ended 3/31/2003	10.13	0.23	0.27	0.50	(0.23)	10.40
Year ended 3/31/2002(h)	10.14	0.30	0.03	0.33	(0.34)	10.13
Year ended 3/31/2001	9.94	0.41	0.21	0.62	(0.42)	10.14
Class B Shares
Six Months ended 9/30/2005 (Unaudited)(e)	$10.21	$0.09	$(0.03)	$0.06	$(0.08)	$10.19
Year ended 3/31/2005	10.42	0.14	(0.21)	(0.07)	(0.14)	10.21
Year ended 3/31/2004	10.40	0.12	0.02	0.14	(0.12)	10.42
Year ended 3/31/2003	10.13	0.16	0.27	0.43	(0.16)	10.40
Year ended 3/31/2002(h)	10.14	0.27	(0.02)	0.25	(0.26)	10.13
Year ended 3/31/2001	9.94	0.34	0.20	0.54	(0.34)	10.14
Class C Shares
Six Months ended 9/30/2005 (Unaudited)(e)	$10.21	$0.08	$(0.02)	$0.06	$(0.08)	$10.19
Year ended 3/31/2005	10.42	0.14	(0.21)	(0.07)	(0.14)	10.21
Year ended 3/31/2004	10.40	0.12	0.02	0.14	(0.12)	10.42
Year ended 3/31/2003	10.13	0.15	0.28	0.43	(0.16)	10.40
Year ended 3/31/2002(h)	10.14	0.19	0.06	0.25	(0.26)	10.13
Year ended 3/31/2001	9.94	0.34	0.20	0.54	(0.34)	10.14
Class Z Shares
Six Months ended 9/30/2005 (Unaudited)(e)	$10.21	$0.13	$(0.02)	$0.11	$(0.13)	$10.19
Year ended 3/31/2005	10.42	0.24	(0.21)	0.03	(0.24)	10.21
Year ended 3/31/2004	10.40	0.22	0.02	0.24	(0.22)	10.42
Year ended 3/31/2003	10.13	0.26	0.27	0.53	(0.26)	10.40
Year ended 3/31/2002(h)	10.14	0.34	0.01	0.35	(0.36)	10.13
Year ended 3/31/2001	9.94	0.44	0.20	0.64	(0.44)	10.14

										Without waivers and/or expense reimbursements
	Total return(b)(c)		Net assets end of period (000)	Ratio of operating expenses to average net assets(d)		Ratio of net investment income to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
Short Term Municipal Bond Fund
Class A Shares
Six Months ended 9/30/2005 (Unaudited)(e)	1.00	%(f)	$67,362	0.65	%(g)	2.40	%(g)	6	%(f)	0.76	%(g)
Year ended 3/31/2005	0.07		88,601	0.65		2.10		17		0.80
Year ended 3/31/2004	2.09		181,802	0.65		1.87		20		0.83
Year ended 3/31/2003	5.00		210,556	0.65		2.21		11		0.84
Year ended 3/31/2002(h)	3.27		125,262	0.65		3.12		12		0.88
Year ended 3/31/2001	6.34		23,613	0.65		4.16		38		0.91
Class B Shares
Six Months ended 9/30/2005 (Unaudited)(e)	0.62	%(f)	$1,021	1.40	%(g)	1.65	%(g)	6	%(f)	1.51	%(g)
Year ended 3/31/2005	(0.68)		1,186	1.40		1.35		17		1.55
Year ended 3/31/2004	1.33		1,356	1.40		1.12		20		1.58
Year ended 3/31/2003	4.22		1,771	1.40		1.46		11		1.59
Year ended 3/31/2002(h)	2.51		1,884	1.40		2.37		12		1.63
Year ended 3/31/2001	5.56		3,463	1.40		3.41		38		1.66
Class C Shares
Six Months ended 9/30/2005 (Unaudited)(e)	0.63	%(f)	$25,990	1.40	%(g)	1.65	%(g)	6	%(f)	1.51	%(g)
Year ended 3/31/2005	(0.68)		32,123	1.40		1.34		17		1.55
Year ended 3/31/2004	1.33		56,551	1.40		1.12		20		1.58
Year ended 3/31/2003	4.21		82,563	1.40		1.46		11		1.59
Year ended 3/31/2002(h)	2.47		41,822	1.40		2.37		12		1.63
Year ended 3/31/2001	5.55		1,417	1.40		3.41		38		1.66
Class Z Shares
Six Months ended 9/30/2005 (Unaudited)(e)	1.13	%(f)	$689,781	0.40	%(g)	2.65	%(g)	6	%(f)	0.51	%(g)
Year ended 3/31/2005	0.31		840,910	0.40		2.35		17		0.55
Year ended 3/31/2004	2.34		1,009,036	0.40		2.12		20		0.58
Year ended 3/31/2003	5.27		773,148	0.40		2.46		11		0.59
Year ended 3/31/2002(h)	3.54		364,372	0.40		3.37		12		0.63
Year ended 3/31/2001	6.61		105,004	0.40		4.41		38		0.66

(a)  Per share net investment income has been calculated using the monthly average shares method.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Had the Investment Advisor not reimbursed a portion of expenses, total return would have been reduced.

(d)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(e)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(f)  Not annualized.

(g)  Annualized.

(h)  Effective April 1, 2001, the Short Term Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

Class A Shares - increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.08% to 3.12%.

Class B Shares - increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 2.33% to 2.37%.

Class C Shares - increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 2.33% to 2.37%.

Class Z Shares - increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.33% to 3.37%.

Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

See Accompanying Notes to Financial Statements.

92

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

93

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income(a)	Net realized and unrealized gain/(loss) on investments	Net increase in net asset value from operations	Dividends from net investment income	Total dividends and distributions	Net asset value end of period
Municipal Income Fund
Class A Shares
Six Months ended 9/30/2005 (Unaudited)(e)	$10.86	$0.23	$0.06	$0.29	$(0.22)	$(0.22)	$10.93
Year ended 3/31/2005	11.16	0.47	(0.30)	0.17	(0.47)	(0.47)	10.86
Year ended 3/31/2004	11.06	0.47	0.10	0.57	(0.47)	(0.47)	11.16
Year ended 3/31/2003	10.83	0.50	0.23	0.73	(0.50)	(0.50)	11.06
Year ended 3/31/2002(m)	11.14	0.53	(0.31)	0.22	(0.53)	(0.53)	10.83
Year ended 3/31/2001	10.68	0.53	0.46	0.99	(0.53)	(0.53)	11.14
Class B Shares
Six Months ended 9/30/2005 (Unaudited)(e)	$10.86	$0.19	$0.06	$0.25	$(0.18)	$(0.18)	$10.93
Year ended 3/31/2005	11.16	0.39	(0.30)	0.09	(0.39)	(0.39)	10.86
Year ended 3/31/2004	11.06	0.39	0.10	0.49	(0.39)	(0.39)	11.16
Year ended 3/31/2003	10.83	0.42	0.23	0.65	(0.42)	(0.42)	11.06
Year ended 3/31/2002(m)	11.13	0.44	(0.30)	0.14	(0.44)	(0.44)	10.83
Year ended 3/31/2001	10.69	0.45	0.44	0.89	(0.45)	(0.45)	11.13
Class C Shares
Six Months ended 9/30/2005 (Unaudited)(e)	$10.86	$0.18	$0.07	$0.25	$(0.18)	$(0.18)	$10.93
Year ended 3/31/2005	11.16	0.39	(0.30)	0.09	(0.39)	(0.39)	10.86
Year ended 3/31/2004	11.07	0.39	0.09	0.48	(0.39)	(0.39)	11.16
Year ended 3/31/2003	10.84	0.42	0.23	0.65	(0.42)	(0.42)	11.07
Year ended 3/31/2002(m)	11.14	0.44	(0.30)	0.14	(0.44)	(0.44)	10.84
Year ended 3/31/2001	10.69	0.45	0.45	0.90	(0.45)	(0.45)	11.14
Class Z Shares
Six Months ended 9/30/2005 (Unaudited)(e)	$10.86	$0.24	$0.07	$0.31	$(0.24)	$(0.24)	$10.93
Year ended 3/31/2005	11.16	0.49	(0.29)	0.20	(0.50)	(0.50)	10.86
Year ended 3/31/2004	11.07	0.50	0.09	0.59	(0.50)	(0.50)	11.16
Year ended 3/31/2003	10.83	0.53	0.24	0.77	(0.53)	(0.53)	11.07
Year ended 3/31/2002(m)	11.14	0.55	(0.31)	0.24	(0.55)	(0.55)	10.83
Year ended 3/31/2001	10.69	0.56	0.45	1.01	(0.56)	(0.56)	11.14

										Without waivers and/or expense reimbursements
	Total return(b)(c)		Net assets end of period (000)	Ratio of operating expenses to average net assets(d)		Ratio of net investment income to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
Municipal Income Fund
Class A Shares
Six Months ended 9/30/2005 (Unaudited)(e)	2.70	%(f)	$31,299	0.85	%(g)(h)	4.11	%(g)(h)	2	%(f)	0.92%(g)(h)(i)
Year ended 3/31/2005	1.57		29,228	0.85		4.27		16		1.02	(j)
Year ended 3/31/2004	5.28		33,557	0.84	(k)	4.25		8		1.06	(l)
Year ended 3/31/2003	6.83		44,823	0.85		4.52		25		1.04
Year ended 3/31/2002(m)	1.95		50,765	0.85		4.76		13		1.04
Year ended 3/31/2001	9.55		38,591	0.83		4.90		18		1.04
Class B Shares
Six Months ended 9/30/2005 (Unaudited)(e)	2.32	%(f)	$4,105	1.60	%(g)(h)	3.36	%(g)(h)	2	%(f)	1.67%(g)(h)(i)
Year ended 3/31/2005	0.81		6,680	1.60		3.52		16		1.77	(j)
Year ended 3/31/2004	4.49		8,117	1.59	(k)	3.50		8		1.81	(l)
Year ended 3/31/2003	6.04		9,263	1.60		3.77		25		1.79
Year ended 3/31/2002(m)	1.28		9,116	1.60		4.01		13		1.79
Year ended 3/31/2001	8.62		8,930	1.60		4.13		18		1.79
Class C Shares
Six Months ended 9/30/2005 (Unaudited)(e)	2.32	%(f)	$810	1.60	%(g)(h)	3.36	%(g)(h)	2	%(f)	1.67%(g)(h)(i)
Year ended 3/31/2005	0.82		707	1.60		3.52		16		1.77	(j)
Year ended 3/31/2004	4.40		1,372	1.59	(k)	3.50		8		1.81	(l)
Year ended 3/31/2003	6.03		1,591	1.60		3.77		25		1.79
Year ended 3/31/2002(m)	1.28		1,294	1.60		4.01		13		1.79
Year ended 3/31/2001	8.71		1,318	1.60		4.13		18		1.79
Class Z Shares
Six Months ended 9/30/2005 (Unaudited)(e)	2.83	%(f)	$551,392	0.60	%(g)(h)	4.36	%(g)(h)	2	%(f)	0.67%(g)(h)(i)
Year ended 3/31/2005	1.82		555,155	0.60		4.52		16		0.77	(j)
Year ended 3/31/2004	5.44		662,303	0.59	(k)	4.50		8		0.81	(l)
Year ended 3/31/2003	7.19		749,047	0.60		4.77		25		0.79
Year ended 3/31/2002(m)	2.21		805,149	0.60		5.01		13		0.79
Year ended 3/31/2001	9.80		881,611	0.60		5.13		18		0.79

(a)  Per share net investment income has been calculated using the monthly average shares method.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Had the Investment Advisor not reimbursed a portion of expenses, total return would have been reduced.

(d)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(e)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(f)  Not annualized.

(g)  Annualized.

(h)  The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  The effect of the non-recurring costs assumed by Columbia Management Advisors, LLC (see Note 8) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.88% for Class A Shares, 1.63% each for Class B and Class C Shares and 0.63% for Class Z Shares.

(j)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.99% for Class A Shares, 1.74% each for Class B and Class C shares and 0.74% for Class Z Shares.

(k)  The reimbursement from investment advisor is included in the ratio of operating expenses to average net assets (with waivers). Absent this reimbursement, the ratios of operating expenses to average net assets would have been 0.85% for Class A Shares, 1.60% each for Class B and Class C Shares and 0.60% for Class Z Shares.

(l)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.03% for Class A Shares, 1.78% each for Class B and Class C shares and 0.78% for Class Z Shares.

(m)  Effective April 1, 2001, the Municipal Income Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

Class A Shares - increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.70% to 4.76%.

Class B Shares - increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.95% to 4.01%.

Class C Shares - increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.95% to 4.01%.

Class Z Shares - increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.95% to 5.01%.

Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

See Accompanying Notes to Financial Statements.

94

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

95

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income(a)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
California Intermediate Municipal Bond
Class A Shares(e)
Six Months ended 9/30/2005 (Unaudited)(f)	$9.63	$0.15	$0.03	$0.18	$(0.16)	$(0.02)	$(0.18)
Year ended 3/31/2005	10.01	0.30	(0.27)	0.03	(0.30)	(0.11)	(0.41)
Year ended 3/31/2004	10.02	0.32	0.05	0.37	(0.32)	(0.06)	(0.38)
Period ended 3/31/2003	10.00	0.18	0.09	0.27	(0.18)	(0.07)	(0.25)
Class B Shares(e)
Six Months ended 9/30/2005 (Unaudited)(f)	$9.62	$0.12	$0.03	$0.15	$(0.12)	$(0.02)	$(0.14)
Year ended 3/31/2005	10.00	0.23	(0.27)	(0.04)	(0.23)	(0.11)	(0.34)
Year ended 3/31/2004	10.01	0.24	0.05	0.29	(0.24)	(0.06)	(0.30)
Period ended 3/31/2003	10.00	0.15	0.08	0.23	(0.15)	(0.07)	(0.22)
Class C Shares(e)
Six Months ended 9/30/2005 (Unaudited)(f)	$9.63	$0.12	$0.03	$0.15	$(0.12)	$(0.02)	$(0.14)
Year ended 3/31/2005	10.01	0.23	(0.27)	(0.04)	(0.23)	(0.11)	(0.34)
Year ended 3/31/2004	10.02	0.24	0.05	0.29	(0.24)	(0.06)	(0.30)
Period ended 3/31/2003	10.00	0.14	0.09	0.23	(0.14)	(0.07)	(0.21)
Class Z Shares(e)
Six Months ended 9/30/2005 (Unaudited)(f)	$9.61	$0.17	$0.03	$0.20	$(0.17)	$(0.02)	$(0.19)
Year ended 3/31/2005	9.99	0.33	(0.27)	0.06	(0.33)	(0.11)	(0.44)
Year ended 3/31/2004	10.00	0.34	0.05	0.39	(0.34)	(0.06)	(0.40)
Period ended 3/31/2003	10.00	0.22	0.07	0.29	(0.22)	(0.07)	(0.29)

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(b)(c)		Net assets end of period (000)	Ratio of operating expenses to average net assets(d)		Ratio of net investment income to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
California Intermediate Municipal Bond
Class A Shares(e)
Six Months ended 9/30/2005 (Unaudited)(f)	$9.63	1.82	%(g)	$5,577	0.75	%(h)(i)	3.26	%(h)(i)	23	%(g)	0.97	%(h)(i)
Year ended 3/31/2005	9.63	0.34		5,427	0.75		3.10		26		1.03
Year ended 3/31/2004	10.01	3.72		10,151	0.75		3.15		12		0.99
Period ended 3/31/2003	10.02	1.42		7,884	0.75	(h)	3.36	(h)	19		1.02	(h)
Class B Shares(e)
Six Months ended 9/30/2005 (Unaudited)(f)	$9.63	1.55	%(g)	$1,193	1.50	%(h)(i)	2.51	%(h)(i)	23	%(g)	1.72	%(h)(i)
Year ended 3/31/2005	9.62	(0.41)		1,163	1.50		2.33		26		1.78
Year ended 3/31/2004	10.00	2.95		1,281	1.50		2.40		12		1.74
Period ended 3/31/2003	10.01	1.91		945	1.50	(h)	2.61	(h)	19		1.77	(h)
Class C Shares(e)
Six Months ended 9/30/2005 (Unaudited)(f)	$9.64	1.55	%(g)	$2,302	1.50	%(h)(i)	2.51	%(h)(i)	23	%(g)	1.72	%(h)(i)
Year ended 3/31/2005	9.63	(0.40)		2,797	1.50		2.33		26		1.78
Year ended 3/31/2004	10.01	2.95		4,075	1.50		2.40		12		1.74
Period ended 3/31/2003	10.02	0.96		3,017	1.50	(h)	2.61	(h)	19		1.77	(h)
Class Z Shares(e)
Six Months ended 9/30/2005 (Unaudited)(f)	$9.62	2.06	%(g)	$114,408	0.50	%(h)(i)	3.51	%(h)(i)	23	%(g)	0.72	%(h)(i)
Year ended 3/31/2005	9.61	0.59		116,533	0.50		3.32		26		0.78
Year ended 3/31/2004	9.99	3.99		128,957	0.50		3.40		12		0.74
Period ended 3/31/2003	10.00	2.94		124,009	0.50	(h)	3.61	(h)	19		0.77	(h)

(a)  Per share net investment income has been calculated using the monthly average shares method.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Had the Investment Advisor not reimbursed a portion of expenses, total return would have been reduced.

(d)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(e)  California Intermediate Municipal Bond Fund, Class A, Class B, Class C and Class Z shares commenced operations on September 9, 2002, August 29, 2002, September 11, 2002 and August 19, 2002, respectively.

(f)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(g)  Not annualized.

(h)  Annualized.

(i)  The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

96

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

97

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Florida Intermediate Municipal Bond
Class A Shares
Six Months ended 9/30/2005 (Unaudited)(d)(e)	$10.46	$0.16	$0.06	$0.22	$(0.18)	$-	$(0.18)
Year ended 3/31/2005(d)	10.86	0.35	(0.37)	(0.02)	(0.35)	(0.03)	(0.38)
Year ended 3/31/2004(d)	10.80	0.38	0.06	0.44	(0.38)	-	(0.38)
Year ended 3/31/2003(d)	10.54	0.43	0.26	0.69	(0.43)	-	(0.43)
Year ended 3/31/2002(d)(i)	10.69	0.47	(0.15)	0.32	(0.47)	-	(0.47)
Year ended 3/31/2001	10.33	0.48	0.36	0.84	(0.48)	-	(0.48)
Class B Shares
Six Months ended 9/30/2005 (Unaudited)(d)(e)	$10.47	$0.13	$0.05	$0.18	$(0.14)	$-	$(0.14)
Year ended 3/31/2005(d)	10.87	0.27	(0.37)	(0.10)	(0.27)	(0.03)	(0.30)
Year ended 3/31/2004(d)	10.81	0.30	0.06	0.36	(0.30)	-	(0.30)
Year ended 3/31/2003(d)	10.55	0.35	0.26	0.61	(0.35)	-	(0.35)
Year ended 3/31/2002(d)(i)	10.70	0.39	(0.15)	0.24	(0.39)	-	(0.39)
Year ended 3/31/2001	10.34	0.40	0.36	0.76	(0.40)	-	(0.40)
Class C Shares
Six Months ended 9/30/2005 (Unaudited)(d)(e)	$10.48	$0.14	$0.04	$0.18	$(0.14)	$-	$(0.14)
Year ended 3/31/2005(d)	10.88	0.27	(0.37)	(0.10)	(0.27)	(0.03)	(0.30)
Year ended 3/31/2004(d)	10.82	0.30	0.06	0.36	(0.30)	-	(0.30)
Year ended 3/31/2003(d)	10.56	0.35	0.26	0.61	(0.35)	-	(0.35)
Year ended 3/31/2002(d)(i)	10.72	0.31	(0.08)	0.23	(0.39)	-	(0.39)
Year ended 3/31/2001	10.36	0.40	0.36	0.76	(0.40)	-	(0.40)
Class Z Shares
Six Months ended 9/30/2005 (Unaudited)(d)(e)	$10.47	$0.18	$0.05	$0.23	$(0.19)	$-	$(0.19)
Year ended 3/31/2005(d)	10.87	0.38	(0.37)	0.01	(0.38)	(0.03)	(0.41)
Year ended 3/31/2004(d)	10.81	0.41	0.06	0.47	(0.41)	-	(0.41)
Year ended 3/31/2003(d)	10.55	0.46	0.26	0.72	(0.46)	-	(0.46)
Year ended 3/31/2002(d)(i)	10.70	0.50	(0.15)	0.35	(0.50)	-	(0.50)
Year ended 3/31/2001	10.34	0.50	0.37	0.87	(0.51)	-	(0.51)

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(a)(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets(c)		Ratio of net investment income to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
Florida Intermediate Municipal Bond
Class A Shares
Six Months ended 9/30/2005 (Unaudited)(d)(e)	$10.50	2.07	%(f)	$51,731	0.75	%(g)(h)	3.39	%(g)(h)	2	%(f)	0.93	%(g)(h)
Year ended 3/31/2005(d)	10.46	(0.18)		16,980	0.75		3.32		5		0.97
Year ended 3/31/2004(d)	10.86	4.17		18,854	0.75		3.53		25		0.96
Year ended 3/31/2003(d)	10.80	6.68		18,358	0.75		4.04		20		0.97
Year ended 3/31/2002(d)(i)	10.54	3.03		8,530	0.75		4.40		15		0.98
Year ended 3/31/2001	10.69	8.33		5,319	0.75		4.57		6		0.96
Class B Shares
Six Months ended 9/30/2005 (Unaudited)(d)(e)	$10.51	1.69	%(f)	$10,242	1.50	%(g)(h)	2.60	%(g)(h)	2	%(f)	1.68	%(g)(h)
Year ended 3/31/2005(d)	10.47	(0.92)		6,764	1.50		2.57		5		1.72
Year ended 3/31/2004(d)	10.87	3.39		8,885	1.50		2.78		25		1.71
Year ended 3/31/2003(d)	10.81	5.87		9,700	1.50		3.29		20		1.72
Year ended 3/31/2002(d)(i)	10.55	2.26		5,700	1.50		3.65		15		1.73
Year ended 3/31/2001	10.70	7.52		4,429	1.50		3.82		6		1.71
Class C Shares
Six Months ended 9/30/2005 (Unaudited)(d)(e)	$10.52	1.69	%(f)	$8,107	1.50	%(g)(h)	2.60	%(g)(h)	2	%(f)	1.68	%(g)(h)
Year ended 3/31/2005(d)	10.48	(0.92)		8,243	1.50		2.57		5		1.72
Year ended 3/31/2004(d)	10.88	3.38		10,246	1.50		2.78		25		1.71
Year ended 3/31/2003(d)	10.82	5.85		9,160	1.50		3.29		20		1.72
Year ended 3/31/2002(d)(i)	10.56	2.12		2,116	1.50		3.65		15		1.73
Year ended 3/31/2001	10.72	7.49		172	1.50		3.82		6		1.71
Class Z Shares
Six Months ended 9/30/2005 (Unaudited)(d)(e)	$10.51	2.19	%(f)	$240,146	0.50	%(g)(h)	3.59	%(g)(h)	2	%(f)	0.68	%(g)(h)
Year ended 3/31/2005(d)	10.47	0.07		155,470	0.50		3.57		5		0.72
Year ended 3/31/2004(d)	10.87	4.43		205,937	0.50		3.78		25		0.71
Year ended 3/31/2003(d)	10.81	6.94		216,624	0.50		4.29		20		0.72
Year ended 3/31/2002(d)(i)	10.55	3.28		211,928	0.50		4.65		15		0.73
Year ended 3/31/2001	10.70	8.59		240,441	0.50		4.82		6		0.71

(a)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(b)  Had the Investment Advisor not reimbursed a portion of expenses, total return would have been reduced.

(c)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(d)  Per share net investment income has been calculated using the monthly average shares method.

(e)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(f)  Not annualized.

(g)  Annualized.

(h)  The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Effective April 1, 2001, the Florida Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

Class A Shares - increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.36% to 4.40%.

Class B Shares - increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.61% to 3.65%.

Class C Shares - increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.61% to 3.65%.

Class Z Shares - increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.61% to 4.65%.

Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

See Accompanying Notes to Financial Statements.

98

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

99

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income	Net realized and unrealized gain/(loss) on investments	Net increase in net asset value from operations	Dividends from net investment income	Total dividends and distributions	Net asset value end of period
Georgia Intermediate Municipal Bond
Class A Shares
Six Months ended 9/30/2005 (Unaudited)(d)(e)	$10.66	$0.20	$0.02	$0.22	$(0.20)	$(0.20)	$10.68
Year ended 3/31/2005(d)	10.98	0.41	(0.32)	0.09	(0.41)	(0.41)	10.66
Year ended 3/31/2004(d)	10.92	0.42	0.06	0.48	(0.42)	(0.42)	10.98
Year ended 3/31/2003(d)	10.69	0.46	0.23	0.69	(0.46)	(0.46)	10.92
Year ended 3/31/2002(d)(i)	10.82	0.48	(0.13)	0.35	(0.48)	(0.48)	10.69
Year ended 3/31/2001	10.42	0.48	0.40	0.88	(0.48)	(0.48)	10.82
Class B Shares
Six Months ended 9/30/2005 (Unaudited)(d)(e)	$10.67	$0.17	$0.01	$0.18	$(0.16)	$(0.16)	$10.69
Year ended 3/31/2005(d)	10.99	0.32	(0.32)	0.00	(0.32)	(0.32)	10.67
Year ended 3/31/2004(d)	10.92	0.34	0.07	0.41	(0.34)	(0.34)	10.99
Year ended 3/31/2003(d)	10.69	0.39	0.22	0.61	(0.38)	(0.38)	10.92
Year ended 3/31/2002(d)(i)	10.82	0.39	(0.12)	0.27	(0.40)	(0.40)	10.69
Year ended 3/31/2001	10.42	0.40	0.40	0.80	(0.40)	(0.40)	10.82
Class C Shares
Six Months ended 9/30/2005 (Unaudited)(d)(e)	$10.66	$0.16	$0.02	$0.18	$(0.16)	$(0.16)	$10.68
Year ended 3/31/2005(d)	10.98	0.33	(0.33)	0.00	(0.32)	(0.32)	10.66
Year ended 3/31/2004(d)	10.92	0.34	0.06	0.40	(0.34)	(0.34)	10.98
Year ended 3/31/2003(d)	10.69	0.37	0.24	0.61	(0.38)	(0.38)	10.92
Year ended 3/31/2002(d)(i)	10.82	0.39	(0.12)	0.27	(0.40)	(0.40)	10.69
Year ended 3/31/2001	10.42	0.40	0.40	0.80	(0.40)	(0.40)	10.82
Class Z Shares
Six Months ended 9/30/2005 (Unaudited)(d)(e)	$10.66	$0.21	$0.02	$0.23	$(0.21)	$(0.21)	$10.68
Year ended 3/31/2005(d)	10.98	0.43	(0.32)	0.11	(0.43)	(0.43)	10.66
Year ended 3/31/2004(d)	10.92	0.45	0.06	0.51	(0.45)	(0.45)	10.98
Year ended 3/31/2003(d)	10.69	0.49	0.23	0.72	(0.49)	(0.49)	10.92
Year ended 3/31/2002(d)(i)	10.82	0.50	(0.13)	0.37	(0.50)	(0.50)	10.69
Year ended 3/31/2001	10.42	0.51	0.40	0.91	(0.51)	(0.51)	10.82

										Without waivers and/or expense reimbursements
	Total return(a)(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets(c)		Ratio of net investment income to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
Georgia Intermediate Municipal Bond
Class A Shares
Six Months ended 9/30/2005 (Unaudited)(d)(e)	2.07	%(f)	$20,088	0.75	%(g)(h)	3.75	%(g)(h)	0	%(f)	0.96	%(g)(h)
Year ended 3/31/2005(d)	0.80		21,415	0.75		3.76		8		1.00
Year ended 3/31/2004(d)	4.47		21,887	0.75		3.83		11		0.98
Year ended 3/31/2003(d)	6.54		18,979	0.75		4.22		15		0.98
Year ended 3/31/2002(d)(i)	3.24		12,791	0.75		4.40		6		1.01
Year ended 3/31/2001	8.66		11,872	0.75		4.55		10		0.98
Class B Shares
Six Months ended 9/30/2005 (Unaudited)(d)(e)	1.69	%(f)	$2,983	1.50	%(g)(h)	3.00	%(g)(h)	0	%(f)	1.71	%(g)(h)
Year ended 3/31/2005(d)	0.05		6,662	1.50		3.01		8		1.75
Year ended 3/31/2004(d)	3.79		7,462	1.50		3.08		11		1.73
Year ended 3/31/2003(d)	5.76		9,135	1.50		3.47		15		1.73
Year ended 3/31/2002(d)(i)	2.47		6,865	1.50		3.65		6		1.76
Year ended 3/31/2001	7.85		6,773	1.50		3.80		10		1.73
Class C Shares
Six Months ended 9/30/2005 (Unaudited)(d)(e)	1.69	%(f)	$3,111	1.50	%(g)(h)	3.00	%(g)(h)	0	%(f)	1.71	%(g)(h)
Year ended 3/31/2005(d)	0.05		3,254	1.50		3.01		8		1.75
Year ended 3/31/2004(d)	3.69		4,769	1.50		3.08		11		1.73
Year ended 3/31/2003(d)	5.74		5,190	1.50		3.47		15		1.73
Year ended 3/31/2002(d)(i)	2.46		1,400	1.50		3.65		6		1.76
Year ended 3/31/2001	7.96		770	1.50		3.80		10		1.73
Class Z Shares
Six Months ended 9/30/2005 (Unaudited)(d)(e)	2.20	%(f)	$106,835	0.50	%(g)(h)	4.00	%(g)(h)	0	%(f)	0.71	%(g)(h)
Year ended 3/31/2005(d)	1.05		114,652	0.50		4.01		8		0.75
Year ended 3/31/2004(d)	4.73		133,207	0.50		4.08		11		0.73
Year ended 3/31/2003(d)	6.81		150,797	0.50		4.47		15		0.73
Year ended 3/31/2002(d)(i)	3.50		134,638	0.50		4.65		6		0.76
Year ended 3/31/2001	8.93		128,158	0.50		4.80		10		0.73

(a)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(b)  Had the Investment Advisor not reimbursed a portion of expenses, total return would have been reduced.

(c)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(d)  Per share net investment income has been calculated using the monthly average shares method.

(e)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(f)  Not annualized.

(g)  Annualized.

(h)  The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Effective April 1, 2001, the Georgia Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

Class A Shares - increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.36% to 4.40%.

Class B Shares - increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.61% to 3.65%.

Class C Shares - increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.61% to 3.65%.

Class Z Shares - increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.61% to 4.65%.

Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

See Accompanying Notes to Financial Statements.

100

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

101

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income(a)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Total dividends and distributions	Net asset value end of period
Maryland Intermediate Municipal Bond
Class A Shares
Six months 9/30/2005 (Unaudited)(d)	$10.78	$0.19	$(0.01)	$0.18	$(0.19)	$(0.19)	$10.77
Year ended 3/31/2005	11.22	0.39	(0.44)	(0.05)	(0.39)	(0.39)	10.78
Year ended 3/31/2004	11.22	0.41	- (i)	0.41	(0.41)	(0.41)	11.22
Year ended 3/31/2003	10.84	0.44	0.38	0.82	(0.44)	(0.44)	11.22
Year ended 3/31/2002(j)	11.01	0.47	(0.17)	0.30	(0.47)	(0.47)	10.84
Year ended 3/31/2001	10.58	0.48	0.43	0.91	(0.48)	(0.48)	11.01
Class B Shares
Six months 9/30/2005 (Unaudited)(d)	$10.78	$0.16	$(0.02)	$0.14	$(0.15)	$(0.15)	$10.77
Year ended 3/31/2005	11.23	0.31	(0.45)	(0.14)	(0.31)	(0.31)	10.78
Year ended 3/31/2004	11.22	0.33	- (i)	0.33	(0.32)	(0.32)	11.23
Year ended 3/31/2003	10.84	0.37	0.37	0.74	(0.36)	(0.36)	11.22
Year ended 3/31/2002(j)	11.01	0.38	(0.16)	0.22	(0.39)	(0.39)	10.84
Year ended 3/31/2001	10.58	0.40	0.43	0.83	(0.40)	(0.40)	11.01
Class C Shares
Six months 9/30/2005 (Unaudited)(d)	$10.78	$0.15	$(0.01)	$0.14	$(0.15)	$(0.15)	$10.77
Year ended 3/31/2005	11.23	0.31	(0.45)	(0.14)	(0.31)	(0.31)	10.78
Year ended 3/31/2004	11.22	0.33	- (i)	0.33	(0.32)	(0.32)	11.23
Year ended 3/31/2003	10.84	0.36	0.38	0.74	(0.36)	(0.36)	11.22
Year ended 3/31/2002(j)	11.01	0.35	(0.13)	0.22	(0.39)	(0.39)	10.84
Year ended 3/31/2001	10.58	0.40	0.43	0.83	(0.40)	(0.40)	11.01
Class Z Shares
Six months 9/30/2005 (Unaudited)(d)	$10.78	$0.21	$(0.02)	$0.19	$(0.20)	$(0.20)	$10.77
Year ended 3/31/2005	11.23	0.41	(0.44)	(0.03)	(0.42)	(0.42)	10.78
Year ended 3/31/2004	11.22	0.45	- (i)	0.45	(0.44)	(0.44)	11.23
Year ended 3/31/2003	10.84	0.47	0.38	0.85	(0.47)	(0.47)	11.22
Year ended 3/31/2002(j)	11.01	0.50	(0.17)	0.33	(0.50)	(0.50)	10.84
Year ended 3/31/2001	10.58	0.51	0.43	0.94	(0.51)	(0.51)	11.01

										Without waivers and/or expense reimbursements
	Total return(b)(c)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
Maryland Intermediate Municipal Bond
Class A Shares
Six months 9/30/2005 (Unaudited)(d)	1.68	%(e)	$31,266	0.75%(f)(g)(h)		3.59	%(g)(h)	5	%(e)	0.94	%(g)(h)
Year ended 3/31/2005	(0.43)		30,400	0.75	(f)	3.54		2		0.98
Year ended 3/31/2004	3.70		34,458	0.75	(f)	3.64		19		0.97
Year ended 3/31/2003	7.69		32,174	0.75	(f)	3.97		15		0.97
Year ended 3/31/2002(j)	2.76		20,760	0.75	(f)	4.29		16		0.99
Year ended 3/31/2001	8.81		17,478	0.75		4.47		13		0.96
Class B Shares
Six months 9/30/2005 (Unaudited)(d)	1.30	%(e)	$9,833	1.50%(f)(g)(h)		2.84	%(g)(h)	5	%(e)	1.69	%(g)(h)
Year ended 3/31/2005	(1.26)		13,119	1.50	(f)	2.79		2		1.73
Year ended 3/31/2004	3.02		17,955	1.50	(f)	2.89		19		1.72
Year ended 3/31/2003	6.89		20,565	1.50	(f)	3.22		15		1.72
Year ended 3/31/2002(j)	1.99		6,318	1.50	(f)	3.54		16		1.74
Year ended 3/31/2001	8.01		5,120	1.50		3.72		13		1.71
Class C Shares
Six months 9/30/2005 (Unaudited)(d)	1.30	%(e)	$2,588	1.50%(f)(g)(h)		2.84	%(g)(h)	5	%(e)	1.69	%(g)(h)
Year ended 3/31/2005	(1.26)		2,628	1.50	(f)	2.79		2		1.73
Year ended 3/31/2004	3.02		2,825	1.50	(f)	2.89		19		1.72
Year ended 3/31/2003	6.88		2,776	1.50	(f)	3.22		15		1.72
Year ended 3/31/2002(j)	1.98		1,454	1.50	(f)	3.54		16		1.74
Year ended 3/31/2001	8.01		301	1.50		3.72		13		1.71
Class Z Shares
Six months 9/30/2005 (Unaudited)(d)	1.81	%(e)	$153,605	0.50%(f)(g)(h)		3.84	%(g)(h)	5	%(e)	0.69	%(g)(h)
Year ended 3/31/2005	(0.27)		153,653	0.50	(f)	3.79		2		0.73
Year ended 3/31/2004	4.05		188,400	0.50	(f)	3.89		19		0.72
Year ended 3/31/2003	7.95		192,668	0.50	(f)	4.22		15		0.72
Year ended 3/31/2002(j)	3.02		172,600	0.50	(f)	4.54		16		0.74
Year ended 3/31/2001	9.08		178,304	0.50		4.72		13		0.71

(a)  Per share net investment income has been calculated using the monthly average shares method.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Had the Investment Advisor not reimbursed a portion of expenses, total would have been reduced.

(d)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(e)  Not annualized.

(f)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(g)  Annualized.

(h)  The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Amount represents less than $0.01 per share.

(j)  Effective April 1, 2001, the Maryland Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

Class A Shares - increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.24% to 4.29%.

Class B Shares - increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.49% to 3.54%.

Class C Shares - increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.49% to 3.54%.

Class Z Shares - increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.49% to 4.54%.

Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

See Accompanying Notes to Financial Statements.

102

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

103

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income(a)	Net realized and unrealized gain/(loss) on investments	Net increase in net asset value from operations	Dividends from net investment income	Total dividends and distributions	Net asset value end of period
North Carolina Intermediate Municipal Bond
Class A Shares
Six Months ended 9/30/2005 (Unaudited)(d)	$10.56	$0.20	$0.01	$0.21	$(0.20)	$(0.20)	$10.57
Year ended 3/31/2005	10.87	0.41	(0.31)	0.10	(0.41)	(0.41)	10.56
Year ended 3/31/2004	10.85	0.41	0.02	0.43	(0.41)	(0.41)	10.87
Year ended 3/31/2003	10.44	0.44	0.41	0.85	(0.44)	(0.44)	10.85
Year ended 3/31/2002(i)	10.58	0.46	(0.14)	0.32	(0.46)	(0.46)	10.44
Year ended 3/31/2001	10.21	0.47	0.36	0.83	(0.46)	(0.46)	10.58
Class B Shares
Six Months ended 9/30/2005 (Unaudited)(d)	$10.56	$0.17	$- (j)	$0.17	$(0.16)	$(0.16)	$10.57
Year ended 3/31/2005	10.87	0.33	(0.31)	0.02	(0.33)	(0.33)	10.56
Year ended 3/31/2004	10.85	0.33	0.02	0.35	(0.33)	(0.33)	10.87
Year ended 3/31/2003	10.43	0.36	0.42	0.78	(0.36)	(0.36)	10.85
Year ended 3/31/2002(i)	10.58	0.38	(0.15)	0.23	(0.38)	(0.38)	10.43
Year ended 3/31/2001	10.21	0.38	0.37	0.75	(0.38)	(0.38)	10.58
Class C Shares
Six Months ended 9/30/2005 (Unaudited)(d)	$10.56	$0.16	$0.01	$0.17	$(0.16)	$(0.16)	$10.57
Year ended 3/31/2005	10.87	0.33	(0.31)	0.02	(0.33)	(0.33)	10.56
Year ended 3/31/2004	10.85	0.33	0.02	0.35	(0.33)	(0.33)	10.87
Year ended 3/31/2003	10.44	0.36	0.41	0.77	(0.36)	(0.36)	10.85
Year ended 3/31/2002(i)	10.58	0.34	(0.10)	0.24	(0.38)	(0.38)	10.44
Year ended 3/31/2001	10.21	0.39	0.36	0.75	(0.38)	(0.38)	10.58
Class Z Shares
Six Months ended 9/30/2005 (Unaudited)(d)	$10.56	$0.22	$- (j)	$0.22	$(0.22)	$(0.22)	$10.56
Year ended 3/31/2005	10.87	0.43	(0.30)	0.13	(0.44)	(0.44)	10.56
Year ended 3/31/2004	10.85	0.44	0.02	0.46	(0.44)	(0.44)	10.87
Year ended 3/31/2003	10.43	0.46	0.42	0.88	(0.46)	(0.46)	10.85
Year ended 3/31/2002(i)	10.58	0.49	(0.16)	0.33	(0.48)	(0.48)	10.43
Year ended 3/31/2001	10.21	0.49	0.37	0.86	(0.49)	(0.49)	10.58

										Without waivers and/or expense reimbursements
	Total return(b)(c)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
North Carolina Intermediate Municipal Bond
Class A Shares
Six Months ended 9/30/2005 (Unaudited)(d)	2.03	%(e)	$22,759	0.75	%(f)(g)	3.84	%(f)(g)	2	%(e)	0.94	%(f)(g)
Year ended 3/31/2005	0.93		19,082	0.75	(h)	3.83		6		0.98
Year ended 3/31/2004	4.03		25,608	0.75	(h)	3.77		20		0.97
Year ended 3/31/2003	8.21		23,677	0.75		4.05		9		0.97
Year ended 3/31/2002(i)	3.04		11,975	0.75	(h)	4.33		13		0.99
Year ended 3/31/2001	8.34		10,332	0.75	(h)	4.46		19		0.96
Class B Shares
Six Months ended 9/30/2005 (Unaudited)(d)	1.65	%(e)	$5,938	1.50	%(f)(g)	3.09	%(f)(g)	2	%(e)	1.69	%(f)(g)
Year ended 3/31/2005	0.18		13,403	1.50	(h)	3.08		6		1.73
Year ended 3/31/2004	3.25		16,228	1.50	(h)	3.02		20		1.72
Year ended 3/31/2003	7.51		18,414	1.50		3.30		9		1.72
Year ended 3/31/2002(i)	2.17		5,917	1.50	(h)	3.58		13		1.74
Year ended 3/31/2001	7.54		5,261	1.50	(h)	3.71		19		1.71
Class C Shares
Six Months ended 9/30/2005 (Unaudited)(d)	1.64	%(e)	$5,268	1.50	%(f)(g)	3.09	%(f)(g)	2	%(e)	1.69	%(f)(g)
Year ended 3/31/2005	0.17		4,037	1.50	(h)	3.08		6		1.73
Year ended 3/31/2004	3.25		1,942	1.50	(h)	3.02		20		1.72
Year ended 3/31/2003	7.40		1,585	1.50		3.30		9		1.72
Year ended 3/31/2002(i)	2.25		734	1.50	(h)	3.58		13		1.74
Year ended 3/31/2001	7.54		79	1.50	(h)	3.71		19		1.71
Class Z Shares
Six Months ended 9/30/2005 (Unaudited)(d)	2.06	%(e)	$145,514	0.50	%(f)(g)	4.09	%(f)(g)	2	%(e)	0.69	%(f)(g)
Year ended 3/31/2005	1.19		150,588	0.50	(h)	4.08		6		0.73
Year ended 3/31/2004	4.29		192,537	0.50	(h)	4.02		20		0.72
Year ended 3/31/2003	8.59		203,170	0.50		4.30		9		0.72
Year ended 3/31/2002(i)	3.20		176,671	0.50	(h)	4.58		13		0.74
Year ended 3/31/2001	8.61		180,126	0.50	(h)	4.71		19		0.71

(a)  Per share net investment income has been calculated using the monthly average shares method.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Had the Investment Advisor not reimbursed a portion of expenses, total would have been reduced.

(d)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares, were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(e)  Not annualized.

(f)  Annualized.

(g)  The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(i)  Effective April 1, 2001, the North Carolina Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

Class A Shares - increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.23% to 4.33%.

Class B Shares - increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.48% to 3.58%.

Class C Shares - increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.48% to 3.58%.

Class Z Shares - increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.48% to 4.58%.

Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

(j)  Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

104

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

105

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income(a)	Net realized and unrealized gain/(loss) on investments	Net increase in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
South Carolina Intermediate Municipal Bond
Class A Shares
Six Months ended 9/30/2005 (Unaudited)(e)	$10.46	$0.20	$0.04	$0.24	$(0.20)	$(0.02)	$(0.22)
Year ended 3/31/2005	10.79	0.41	(0.29)	0.12	(0.41)	(0.04)	(0.45)
Year ended 3/31/2004	10.73	0.42	0.14	0.56	(0.42)	(0.08)	(0.50)
Year ended 3/31/2003	10.50	0.46	0.24	0.70	(0.47)	- (i)	(0.47)
Year ended 3/31/2002(j)	10.64	0.50	(0.14)	0.36	(0.50)	-	(0.50)
Year ended 3/31/2001	10.27	0.49	0.37	0.86	(0.49)	-	(0.49)
Class B Shares
Six Months ended 9/30/2005 (Unaudited)(e)	$10.46	$0.16	$0.05	$0.21	$(0.16)	$(0.02)	$(0.18)
Year ended 3/31/2005	10.79	0.33	(0.29)	0.04	(0.33)	(0.04)	(0.37)
Year ended 3/31/2004	10.73	0.34	0.14	0.48	(0.34)	(0.08)	(0.42)
Year ended 3/31/2003	10.50	0.40	0.22	0.62	(0.39)	- (i)	(0.39)
Year ended 3/31/2002(j)	10.64	0.42	(0.14)	0.28	(0.42)	-	(0.42)
Year ended 3/31/2001	10.27	0.41	0.37	0.78	(0.41)	-	(0.41)
Class C Shares
Six Months ended 9/30/2005 (Unaudited)(e)	$10.47	$0.16	$0.04	$0.20	$(0.16)	$(0.02)	$(0.18)
Year ended 3/31/2005	10.80	0.33	(0.29)	0.04	(0.33)	(0.04)	(0.37)
Year ended 3/31/2004	10.74	0.34	0.14	0.48	(0.34)	(0.08)	(0.42)
Year ended 3/31/2003	10.51	0.38	0.24	0.62	(0.39)	- (i)	(0.39)
Year ended 3/31/2002(j)	10.64	0.41	(0.12)	0.29	(0.42)	-	(0.42)
Year ended 3/31/2001	10.27	0.41	0.37	0.78	(0.41)	-	(0.41)
Class Z Shares
Six Months ended 9/30/2005 (Unaudited)(e)	$10.46	$0.21	$0.05	$0.26	$(0.21)	$(0.02)	$(0.23)
Year ended 3/31/2005	10.79	0.43	(0.29)	0.14	(0.43)	(0.04)	(0.47)
Year ended 3/31/2004	10.74	0.45	0.13	0.58	(0.45)	(0.08)	(0.53)
Year ended 3/31/2003	10.50	0.50	0.24	0.74	(0.50)	- (i)	(0.50)
Year ended 3/31/2002(j)	10.64	0.52	(0.14)	0.38	(0.52)	-	(0.52)
Year ended 3/31/2001	10.27	0.52	0.37	0.89	(0.52)	-	(0.52)

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(b)(c)		Net assets end of period (000)	Ratio of operating expenses to average net assets(d)		Ratio of net investment income to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
South Carolina Intermediate Municipal Bond
Class A Shares
Six Months ended 9/30/2005 (Unaudited)(e)	$10.48	2.27	%(f)	$23,357	0.75	%(g)(h)	3.76	%(g)(h)	2	%(f)	0.92	%(g)(h)
Year ended 3/31/2005	10.46	1.11		23,303	0.75		3.80		9		0.96
Year ended 3/31/2004	10.79	5.41		27,956	0.75		3.94		15		0.96
Year ended 3/31/2003	10.73	6.79		29,186	0.75		4.39		24		0.96
Year ended 3/31/2002(j)	10.50	3.39		17,791	0.75		4.67		8		0.98
Year ended 3/31/2001	10.64	8.58		18,420	0.75		4.70		9		0.95
Class B Shares
Six Months ended 9/30/2005 (Unaudited)(e)	$10.49	1.99	%(f)	$4,696	1.50	%(g)(h)	3.01	%(g)(h)	2	%(f)	1.67	%(g)(h)
Year ended 3/31/2005	10.46	0.35		8,170	1.50		3.06		9		1.72
Year ended 3/31/2004	10.79	4.62		10,524	1.50		3.19		15		1.71
Year ended 3/31/2003	10.73	6.00		11,892	1.50		3.64		24		1.71
Year ended 3/31/2002(j)	10.50	2.62		7,797	1.50		3.92		8		1.73
Year ended 3/31/2001	10.64	7.78		7,083	1.50		3.95		9		1.70
Class C Shares
Six Months ended 9/30/2005 (Unaudited)(e)	$10.49	1.89	%(f)	$8,624	1.50	%(g)(h)	3.01	%(g)(h)	2	%(f)	1.67	%(g)(h)
Year ended 3/31/2005	10.47	0.36		7,944	1.50		3.06		9		1.72
Year ended 3/31/2004	10.80	4.62		9,103	1.50		3.19		15		1.71
Year ended 3/31/2003	10.74	5.98		9,997	1.50		3.64		24		1.71
Year ended 3/31/2002(j)	10.51	2.71		3,713	1.50		3.92		8		1.73
Year ended 3/31/2001	10.64	7.78		2,175	1.50		3.95		9		1.70
Class Z Shares
Six Months ended 9/30/2005 (Unaudited)(e)	$10.49	2.50	%(f)	$165,780	0.50	%(g)(h)	4.01	%(g)(h)	2	%(f)	0.67	%(g)(h)
Year ended 3/31/2005	10.46	1.36		178,468	0.50		4.05		9		0.72
Year ended 3/31/2004	10.79	5.57		220,249	0.50		4.19		15		0.71
Year ended 3/31/2003	10.74	7.16		212,300	0.50		4.64		24		0.71
Year ended 3/31/2002(j)	10.50	3.65		207,645	0.50		4.92		8		0.73
Year ended 3/31/2001	10.64	8.85		217,513	0.50		4.95		9		0.70

(a)  Per share net investment income has been calculated using the average shares method.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Had the Investment Advisor not reimbursed a portion of expenses, total would have been reduced.

(d)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(e)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(f)  Not annualized.

(g)  Annualized.

(h)  The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Amount represents less than $0.01 per share.

(j)  Effective April 1, 2001, the South Carolina Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

Class A Shares - increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 4.53% to 4.67%.

Class B Shares - increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 3.78% to 3.92%.

Class C Shares - increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 3.78% to 3.92%.

Class Z Shares - increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 4.78% to 4.92%.

Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

See Accompanying Notes to Financial Statements.

106

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

107

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Texas Intermediate Municipal Bond
Class A Shares
Six Months ended 9/30/2005 (Unaudited(d)(e)	$10.25	$0.18	$0.04	$0.22	$(0.18)	$(0.05)	$(0.23)
Year ended 3/31/2005(d)	10.61	0.37	(0.30)	0.07	(0.37)	(0.06)	(0.43)
Year ended 3/31/2004(d)	10.50	0.39	0.11	0.50	(0.39)	-	(0.39)
Year ended 3/31/2003(d)	10.19	0.45	0.31	0.76	(0.45)	-	(0.45)
Year ended 3/31/2002(d)(i)	10.35	0.48	(0.16)	0.32	(0.48)	-	(0.48)
Year ended 3/31/2001	10.00	0.48	0.35	0.83	(0.48)	-	(0.48)
Class B Shares
Six Months ended 9/30/2005 (Unaudited(d)(e)	$10.25	$0.15	$0.03	$0.18	$(0.14)	$(0.05)	$(0.19)
Year ended 3/31/2005(d)	10.62	0.29	(0.31)	(0.02)	(0.29)	(0.06)	(0.35)
Year ended 3/31/2004(d)	10.51	0.31	0.11	0.42	(0.31)	-	(0.31)
Year ended 3/31/2003(d)	10.19	0.37	0.32	0.69	(0.37)	-	(0.37)
Year ended 3/31/2002(d)(i)	10.35	0.40	(0.16)	0.24	(0.40)	-	(0.40)
Year ended 3/31/2001	10.00	0.40	0.35	0.75	(0.40)	-	(0.40)
Class C Shares
Six Months ended 9/30/2005 (Unaudited(d)(e)	$10.26	$0.15	$0.02	$0.17	$(0.14)	$(0.05)	$(0.19)
Year ended 3/31/2005(d)	10.62	0.30	(0.31)	(0.01)	(0.29)	(0.06)	(0.35)
Year ended 3/31/2004(d)	10.50	0.31	0.12	0.43	(0.31)	-	(0.31)
Year ended 3/31/2003(d)	10.18	0.37	0.32	0.69	(0.37)	-	(0.37)
Year ended 3/31/2002(d)(i)	10.35	0.24	(0.02)	0.22	(0.39)	-	(0.39)
Year ended 3/31/2001	10.00	0.40	0.35	0.75	(0.40)	-	(0.40)
Class Z Shares
Six Months ended 9/30/2005 (Unaudited(d)(e)	$10.25	$0.20	$0.03	$0.23	$(0.19)	$(0.05)	$(0.24)
Year ended 3/31/2005(d)	10.62	0.39	(0.30)	0.09	(0.40)	(0.06)	(0.46)
Year ended 3/31/2004(d)	10.51	0.41	0.11	0.52	(0.41)	-	(0.41)
Year ended 3/31/2003(d)	10.19	0.47	0.32	0.79	(0.47)	-	(0.47)
Year ended 3/31/2002(d)(i)	10.35	0.50	(0.16)	0.34	(0.50)	-	(0.50)
Year ended 3/31/2001	10.00	0.51	0.35	0.86	(0.51)	-	(0.51)

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(a)(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets(c)		Ratio of net investment income to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
Texas Intermediate Municipal Bond
Class A Shares
Six Months ended 9/30/2005 (Unaudited(d)(e)	$10.24	2.13	%(f)	$7,985	0.75	%(g)(h)	3.56	%(g)(h)	15	%(f)	0.93	%(g)(h)
Year ended 3/31/2005(d)	10.25	0.70		5,708	0.75		3.55		15		0.96
Year ended 3/31/2004(d)	10.61	4.83		7,277	0.75		3.68		16		0.96
Year ended 3/31/2003(d)	10.50	7.55		8,665	0.75		4.29		29		0.96
Year ended 3/31/2002(d)(i)	10.19	3.10		4,813	0.75		4.62		5		0.97
Year ended 3/31/2001	10.35	8.52		4,346	0.75		4.75		6		0.95
Class B Shares
Six Months ended 9/30/2005 (Unaudited(d)(e)	$10.24	1.75	%(f)	$394	1.50	%(g)(h)	2.81	%(g)(h)	15	%(f)	1.68	%(g)(h)
Year ended 3/31/2005(d)	10.25	(0.14)		3,449	1.50		2.80		15		1.71
Year ended 3/31/2004(d)	10.62	4.05		4,393	1.50		2.93		16		1.71
Year ended 3/31/2003(d)	10.51	6.85		5,166	1.50		3.54		29		1.71
Year ended 3/31/2002(d)(i)	10.19	2.33		2,021	1.50		3.87		5		1.72
Year ended 3/31/2001	10.35	7.71		2,145	1.50		4.00		6		1.70
Class C Shares
Six Months ended 9/30/2005 (Unaudited(d)(e)	$10.24	1.67	%(f)	$311	1.50	%(g)(h)	2.81	%(g)(h)	15	%(f)	1.68	%(g)(h)
Year ended 3/31/2005(d)	10.26	(0.05)		362	1.50		2.80		15		1.71
Year ended 3/31/2004(d)	10.62	4.17		466	1.50		2.93		16		1.71
Year ended 3/31/2003(d)	10.50	6.84		85	1.50		3.54		29		1.71
Year ended 3/31/2002(d)(i)	10.18	2.16		58	1.50		3.87		5		1.72
Year ended 3/31/2001	10.35	7.69		3	1.50		4.00		6		1.70
Class Z Shares
Six Months ended 9/30/2005 (Unaudited(d)(e)	$10.24	2.26	%(f)	$196,868	0.50	%(g)(h)	3.81	%(g)(h)	15	%(f)	0.68	%(g)(h)
Year ended 3/31/2005(d)	10.25	0.86		214,002	0.50		3.80		15		0.71
Year ended 3/31/2004(d)	10.62	5.09		248,306	0.50		3.93		16		0.71
Year ended 3/31/2003(d)	10.51	7.92		263,658	0.50		4.54		29		0.71
Year ended 3/31/2002(d)(i)	10.19	3.36		265,882	0.50		4.87		5		0.72
Year ended 3/31/2001	10.35	8.78		286,949	0.50		5.00		6		0.70

(a)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(b)  Had the Investment Advisor not reimbursed a portion of expenses, total would have been reduced.

(c)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(d)  Per share net investment income has been calculated using the monthly average shares method.

(e)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(f)  Not annualized.

(g)  Annualized.

(h)  The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Effective April 1, 2001, the Texas Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

Class A Shares - increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.59% to 4.62%.

Class B Shares - increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.84% to 3.87%.

Class C Shares - increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.84% to 3.87%.

Class Z Shares - increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.84% to 4.87%.

Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

See Accompanying Notes to Financial Statements.

108

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

109

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income(a)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Virginia Intermediate Municipal Bond
Class A Shares
Six Months ended 9/30/2005 (Unaudited)(d)	$10.86	$0.19	$0.01	$0.20	$(0.19)	$-		$(0.19)
Year ended 3/31/2005	11.21	0.40	(0.33)	0.07	(0.40)	(0.02)		(0.42)
Year ended 3/31/2004	11.18	0.43	0.03	0.46	(0.43)	-	(i)	(0.43)
Year ended 3/31/2003	10.79	0.46	0.38	0.84	(0.45)	-		(0.45)
Year ended 3/31/2002(j)	10.92	0.47	(0.13)	0.34	(0.47)	-		(0.47)
Year ended 3/31/2001	10.51	0.48	0.41	0.89	(0.48)	-		(0.48)
Class B Shares
Six Months ended 9/30/2005 (Unaudited)(d)	$10.86	$0.16	$- (i)	$0.16	$(0.15)	$-		$(0.15)
Year ended 3/31/2005	11.22	0.32	(0.34)	(0.02)	(0.32)	(0.02)		(0.34)
Year ended 3/31/2004	11.18	0.35	0.04	0.39	(0.35)	-	(i)	(0.35)
Year ended 3/31/2003	10.79	0.37	0.39	0.76	(0.37)	-		(0.37)
Year ended 3/31/2002(j)	10.92	0.39	(0.13)	0.26	(0.39)	-		(0.39)
Year ended 3/31/2001	10.51	0.40	0.41	0.81	(0.40)	-		(0.40)
Class C Shares
Six Months ended 9/30/2005 (Unaudited)(d)	$10.86	$0.15	$0.01	$0.16	$(0.15)	$-		$(0.15)
Year ended 3/31/2005	11.21	0.32	(0.33)	(0.01)	(0.32)	(0.02)		(0.34)
Year ended 3/31/2004	11.18	0.35	0.03	0.38	(0.35)	-	(i)	(0.35)
Year ended 3/31/2003	10.79	0.37	0.39	0.76	(0.37)	-		(0.37)
Year ended 3/31/2002(j)	10.92	0.39	(0.13)	0.26	(0.39)	-		(0.39)
Year ended 3/31/2001	10.51	0.40	0.41	0.81	(0.40)	-		(0.40)
Class Z Shares
Six Months ended 9/30/2005 (Unaudited)(d)	$10.86	$0.21	$- (i)	$0.21	$(0.20)	$-		$(0.20)
Year ended 3/31/2005	11.21	0.43	(0.33)	0.10	(0.43)	(0.02)		(0.45)
Year ended 3/31/2004	11.18	0.46	0.03	0.49	(0.46)	-	(i)	(0.46)
Year ended 3/31/2003	10.79	0.48	0.39	0.87	(0.48)	-		(0.48)
Year ended 3/31/2002(j)	10.92	0.50	(0.13)	0.37	(0.50)	-		(0.50)
Year ended 3/31/2001	10.51	0.50	0.41	0.91	(0.50)	-		(0.50)

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(b)(c)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
Virginia Intermediate Municipal Bond
Class A Shares
Six Months ended 9/30/2005 (Unaudited)(d)	$10.87	1.85	%(e)	$54,967	0.75%(f)(g)(h)		3.51	%(f)(h)	11	%(e)	0.89	%(f)(h)
Year ended 3/31/2005	10.86	0.69		48,476	0.75	(g)	3.70		14		0.94
Year ended 3/31/2004	11.21	4.21		57,288	0.75	(g)	3.85		17		0.95
Year ended 3/31/2003	11.18	7.95		57,088	0.75	(g)	4.11		7		0.95
Year ended 3/31/2002(j)	10.79	3.18		45,678	0.75	(g)	4.33		10		0.97
Year ended 3/31/2001	10.92	8.65		43,655	0.75		4.48		9		0.95
Class B Shares
Six Months ended 9/30/2005 (Unaudited)(d)	$10.87	1.47	%(e)	$4,823	1.50%(f)(g)(h)		2.76	%(f)(h)	11	%(e)	1.64	%(f)(h)
Year ended 3/31/2005	10.86	(0.15)		13,563	1.50	(g)	2.95		14		1.69
Year ended 3/31/2004	11.22	3.52		15,907	1.50	(g)	3.10		17		1.70
Year ended 3/31/2003	11.18	7.14		17,337	1.50	(g)	3.36		7		1.70
Year ended 3/31/2002(j)	10.79	2.40		8,987	1.50	(g)	3.58		10		1.72
Year ended 3/31/2001	10.92	7.85		8,859	1.50		3.73		9		1.70
Class C Shares
Six Months ended 9/30/2005 (Unaudited)(d)	$10.87	1.47	%(e)	$1,635	1.50%(f)(g)(h)		2.76	%(f)(h)	11	%(e)	1.64	%(f)(h)
Year ended 3/31/2005	10.86	(0.06)		1,860	1.50	(g)	2.95		14		1.69
Year ended 3/31/2004	11.21	3.43		2,303	1.50	(g)	3.10		17		1.70
Year ended 3/31/2003	11.18	7.14		1,680	1.50	(g)	3.36		7		1.70
Year ended 3/31/2002(j)	10.79	2.41		869	1.50	(g)	3.58		10		1.72
Year ended 3/31/2001	10.92	7.84		817	1.50		3.73		9		1.70
Class Z Shares
Six Months ended 9/30/2005 (Unaudited)(d)	$10.87	1.97	%(e)	$281,900	0.50%(f)(g)(h)		3.76	%(f)(h)	11	%(e)	0.64	%(f)(h)
Year ended 3/31/2005	10.86	0.94		282,024	0.50	(g)	3.94		14		0.69
Year ended 3/31/2004	11.21	4.47		280,515	0.50	(g)	4.10		17		0.70
Year ended 3/31/2003	11.18	8.21		287,348	0.50	(g)	4.36		7		0.70
Year ended 3/31/2002(j)	10.79	3.44		237,459	0.50	(g)	4.58		10		0.72
Year ended 3/31/2001	10.92	8.92		252,741	0.50		4.73		9		0.70

(a)  Per share net investment income has been calculated using the monthly average shares method.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Had the Investment Advisor not reimbursed a portion of expenses, total would have been reduced.

(d)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(e)  Not annualized.

(f)  Annualized.

(g)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(h)  The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Amount represents less than $0.01 per share.

(j)  Effective April 1, 2001, the Virginia Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

Class A Shares - increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.24% to 4.33%.

Class B Shares - increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.49% to 3.58%.

Class C Shares - increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.49% to 3.58%.

Class Z Shares - increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.49% to 4.58%.

Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

See Accompanying Notes to Financial Statements.

110

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

111

Notes to financial statements (Unaudited)  September 30, 2005 (Unaudited)

Note 1.  Organization

Columbia Funds Series Trust (the "Trust"), formerly Nations Funds Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as an open-end investment company. Information presented in these financial statements pertains to the following portfolios of the Trust (each a "Fund" and collectively, the "Funds"):

Fund Name	Former Fund Name
Columbia Short Term Municipal Bond Fund	Nations Short-Term Municipal Income Fund

Columbia Municipal Income Fund	Nations Municipal Income Fund

Columbia California Intermediate Municipal Bond Fund	Nations California Intermediate Municipal Bond Fund

Columbia Florida Intermediate Municipal Bond Fund	Nations Florida Intermediate Municipal Bond Fund

Columbia Georgia Intermediate Municipal Bond Fund	Nations Georgia Intermediate Municipal Bond Fund

Columbia Maryland Intermediate Municipal Bond Fund	Nations Maryland Intermediate Municipal Bond Fund

Columbia North Carolina Intermediate Municipal Bond Fund	Nations North Carolina Intermediate Municipal Bond Fund

Columbia South Carolina Intermediate Municipal Bond Fund	Nations South Carolina Intermediate Municipal Bond Fund

Columbia Texas Intermediate Municipal Bond Fund	Nations Texas Intermediate Municipal Bond Fund

Columbia Virginia Intermediate Municipal Bond Fund	Nations Virginia Intermediate Municipal Bond Fund

On September 23, 2005, Nations Funds Trust was renamed Columbia Funds Series Trust. Also on that date, each of the Funds presented in these financial statements was renamed as disclosed above.

Investment Goals: Columbia Short Term Municipal Bond Fund seeks high current income exempt from federal income tax consistent with minimal fluctuation of principal. Columbia Municipal Income Fund seeks high current income exempt from federal income tax with the potential for principal fluctuation associated with investments in long term municipal securities. Each of the Intermediate Municipal Bond Funds seeks high current income exempt from federal income tax and the respective state income tax consistent with moderate fluctuation of principal.

Fund Shares: The Funds currently offer four classes of shares: Class A, Class B, Class C and Class Z shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class. On August 22, 2005, Investor A, Investor B, Investor C and Primary A shares of the Funds were redesignated Class A, Class B, Class C and Class Z shares, respectively.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year financial statement presentation. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation: Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which consider such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

When-issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued

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Notes to financial statements (Unaudited) (continued)  September 30, 2005 (Unaudited)

or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

Income Recognition: Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Expenses: General expenses of the Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

Dividends and Distributions to Shareholders: Distributions from net investment income are declared daily and paid monthly for each of the Funds. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Indemnification:  In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust's organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be minimal.

Note 3.  Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2005 was as follows:

	Tax-Exempt Income	Ordinary Income *	Long-term Capital Gains
Columbia Short Term Municipal Bond Fund	$24,193,110	$130,709	$-
Columbia Municipal Income Fund	27,933,987	488,116	-
Columbia California Intermediate Municipal Bond Fund	4,184,893	18,152	1,456,003
Columbia Florida Intermediate Municipal Bond Fund	7,272,736	722	567,567
Columbia Georgia Intermediate Municipal Bond Fund	5,898,890	57,350	-
Columbia Maryland Intermediate Municipal Bond Fund	7,919,340	82,762	-
Columbia North Carolina Intermediate Municipal Bond Fund	8,052,133	-	-
Columbia South Carolina Intermediate Municipal Bond Fund	8,879,441	144,244	928,020
Columbia Texas Intermediate Municipal Bond Fund	8,894,529	119,248	1,472,980
Columbia Virginia Intermediate Municipal Bond Fund	13,213,531	56,906	497,635

*For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

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Notes to financial statements (Unaudited) (continued)  September 30, 2005 (Unaudited)

Unrealized appreciation and depreciation at September 30, 2005, based on cost of investments for federal income tax purposes was

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Columbia Short Term Municipal Bond Fund	$2,697,974	$(4,100,375)	$(1,402,401)
Columbia Municipal Income Fund	39,409,597	(99,315)	39,310,282
Columbia California Intermediate Municipal Bond Fund	2,421,314	(459,320)	1,961,994
Columbia Florida Intermediate Municipal Bond Fund	10,969,111	(912,815)	10,056,296
Columbia Georgia Intermediate Municipal Bond Fund	5,758,955	(170,168)	5,588,787
Columbia Maryland Intermediate Municipal Bond Fund	7,246,526	(546,477)	6,700,049
Columbia North Carolina Intermediate Municipal Bond Fund	8,587,173	(321,849)	8,265,324
Columbia South Carolina Intermediate Municipal Bond Fund	8,602,636	(129,045)	8,473,591
Columbia Texas Intermediate Municipal Bond Fund	8,040,455	(540,643)	7,499,812
Columbia Virginia Intermediate Municipal Bond Fund	10,679,593	(1,701,637)	8,977,956

The following capital loss carryforwards, determined as of March 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Expiring in 2008	Expiring in 2009	Expiring in 2010	Expiring in 2011	Expiring in 2012	Expiring in 2013
Columbia Short Term Municipal Bond Fund	$-	$360,272	$14,892	$336,127	$110,010	$1,652,421
Columbia Municipal Income Fund	-	-	-	4,561,901	1,320,005	-
Columbia Florida Intermediate Municipal Bond Fund	-	-	-	-	-	298,220
Columbia Georgia Intermediate Municipal Bond Fund	422,822	607,936	57,952	955,601	-	-
Columbia Maryland Intermediate Municipal Bond Fund	-	202,401	-	480,249	-	828,332
Columbia North Carolina Intermediate Municipal Bond Fund	-	468,522	-	-	-	-

Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As determined on March 31, 2005, the following Funds elected to defer losses occurring between November 1, 2004 and March 31, 2005 under these rules as follows:

Capital Losses Deferred
Columbia Short Term Municipal Bond Fund	$297,704
Columbia Maryland Intermediate Municipal Bond Fund	963,961
Columbia Virginia Intermediate Municipal Bond Fund	552,209

Note 4.  Fees and Compensation Paid to Affiliates

Investment Advisory Fee: Columbia Management Advisors, LLC ("Columbia") is the investment advisor to the Funds. Prior to September 30, 2005, Banc of America Capital Management, LLC ("BACAP''), a wholly-owned subsidiary of Bank of America, N.A., which in turn is a wholly-owned banking subsidiary of Bank of America Corporation ("BOA''), was the investment advisor to the Funds, under the same fee structure. On September 30, 2005, Columbia Management Advisors, Inc., a wholly-owned subsidiary of BOA, merged into BACAP. At that time, the combined investment advisor was then renamed Columbia Management Advisors, LLC.

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Notes to financial statements (Unaudited) (continued)  September 30, 2005 (Unaudited)

Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates:

	Fees on Average Net Assets
	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
All Funds (except Columbia Short Term Municipal Bond Fund and Municipal Income Fund)	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
Columbia Short Term Municipal Bond Fund	0.30%	0.25%	0.25%	0.25%	0.25%	0.25%
Municipal Income Fund	0.41%	0.36%	0.33%	0.30%	0.29%	0.28%

For the six months ended September 30, 2005, the annualized effective investment advisory fee rates for the Funds were as follows:

Fund	Annualized Effective Fee Rate
Columbia Short Term Municipal Bond Fund	0.28%
Columbia Municipal Income Fund	0.40%
Columbia California Intermediate Municipal Bond Fund	0.40%
Columbia Florida Intermediate Municipal Bond Fund	0.40%
Columbia Georgia Intermediate Municipal Bond Fund	0.40%
Columbia Maryland Intermediate Municipal Bond Fund	0.40%
Columbia North Carolina Intermediate Municipal Bond Fund	0.40%
Columbia South Carolina Intermediate Municipal Bond Fund	0.40%
Columbia Texas Intermediate Municipal Bond Fund	0.40%
Columbia Virginia Intermediate Municipal Bond Fund	0.40%

Administration Fee: Columbia provides administrative and other services to the Funds. State Street Bank and Trust Company ("State Street") serves as the sub-administrator to the Funds. Prior to August 22, 2005, BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of BOA, served as the administrator to the Funds under the same fee structure and Bank of New York ("BNY") served as the sub-administrator to the Funds.

Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly. For all Funds, except Municipal Income Fund, the fee is paid at the annual rate of 0.15% of each Funds average daily net assets. For Municipal Income Fund, the fee is paid at the annual rate of 0.14% of the average daily net assets.

Transfer Agent Fee: Columbia Management Services, Inc. (the "Transfer Agent"), formerly known as Columbia Funds Services, Inc., is an affiliate of Columbia and a wholly-owned subsidiary of BOA, provides shareholder services to the Funds. The Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Prior to August 22, 2005, PFPC Inc. ("PFPC") served as the transfer agent for the Funds' shares and BOA served as the sub-transfer agent for the Class Z shares (formerly Primary A) of the Funds. On August 22, 2005, Columbia Funds Services, Inc. was renamed Columbia Management Services, Inc.

Effective August 22, 2005, for accounts other than omnibus accounts, the Transfer Agent receives a fee, paid monthly, at the annual rate of $15.23 per open account. For omnibus accounts, the Transfer Agent receives a fee at the maximum annual rate of 0.11% of the net assets within each omnibus account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to August 22, 2005, BOA was entitled to receive from PFPC a fee equal to the costs incurred by BOA in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the

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Notes to financial statements (Unaudited) (continued)  September 30, 2005 (Unaudited)

Class Z shares of each Fund. These amounts are included in "Transfer agent fee'' on the Statement of Operations. For the period ended August 22, 2005, BOA earned sub-transfer agent fees from the Funds as follows:

Fund	Sub-transfer agent fee
Columbia Short Term Municipal Bond Fund	$9,792
Columbia Municipal Income Fund	7,208
Columbia California Intermediate Municipal Bond Fund	1,543
Columbia Florida Intermediate Municipal Bond Fund	1,949
Columbia Georgia Intermediate Municipal Bond Fund	1,479
Columbia Maryland Intermediate Municipal Bond Fund	2,041
Columbia North Carolina Intermediate Municipal Bond Fund	1,929
Columbia South Carolina Intermediate Municipal Bond Fund	2,303
Columbia Texas Intermediate Municipal Bond Fund	2,717
Columbia Virginia Intermediate Municipal Bond Fund	3,674

Underwriting Discounts, Service and Distribution Fees: Columbia Management Distributors, Inc. (the "Distributor") serves as distributor of the Funds' shares. Prior to August 22, 2005, BACAP Distributors, served as the distributor of the Funds' shares. On August 22, 2005, BACAP Distributors merged into Columbia Funds Distributor, Inc., an affiliate of BACAP and a wholly-owned subsidiary of BOA, Columbia Funds Distributor, Inc. was then renamed Columbia Management Distributors, Inc.

For the six months ended September 30, 2005, the Distributor has retained net underwriting discounts and net contingent deferred sales charge ("CDSC") fees as follows:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class A	Class B	Class C
Columbia Short Term Municipal Bond Fund	$18,274	$518	$-	$346
Columbia Municipal Income Fund	11,153	-	1,993	-
Columbia California Intermediate Municipal Bond Fund	13,414	-	-	-
Columbia Florida Intermediate Municipal Bond Fund	3,012	-	2,969	54
Columbia Georgia Intermediate Municipal Bond Fund	8,294	154	2,874	-
Columbia Maryland Intermediate Municipal Bond Fund	21,553	-	5,488	-
Columbia North Carolina Intermediate Municipal Bond Fund	1,803	-	4,696	945
Columbia South Carolina Intermediate Municipal Bond Fund	715	-	7,402	-
Columbia Texas Intermediate Municipal Bond Fund	-	-	18	-
Columbia Virginia Intermediate Municipal Bond Fund	10,594	-	5,598	-

The Trust has adopted shareholder servicing plans and distribution plans for the Class B Shares and Class C Shares of each Fund and a combined distribution and shareholder servicing plan for Class A Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

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Notes to financial statements (Unaudited) (continued)  September 30, 2005 (Unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plans	0.25%*	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%

*  Columbia Short Term Municipal Bond Fund pays its shareholder servicing fees, at the rates shown above, under a separate shareholder servicing plan.

Expense Limits and Fee Reimbursements: Columbia and/or the Distributor have contractually agreed to waive fees and/or reimburse expenses through July 31, 2006 to the extent that total expenses (excluding interest expense and shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

Fund	Annual Rate
Columbia Short Term Municipal Bond Fund	0.40%
Columbia Municipal Income Fund	0.60%
Columbia California Intermediate Municipal Bond Fund	0.50%
Columbia Florida Intermediate Municipal Bond Fund	0.50%
Columbia Georgia Intermediate Municipal Bond Fund	0.50%
Columbia Maryland Intermediate Municipal Bond Fund	0.50%
Columbia North Carolina Intermediate Municipal Bond Fund	0.50%
Columbia South Carolina Intermediate Municipal Bond Fund	0.50%
Columbia Texas Intermediate Municipal Bond Fund	0.50%
Columbia Virginia Intermediate Municipal Bond Fund	0.50%

Columbia and/or the Distributor are entitled to recover from the Funds any fees waived or expenses reimbursed by Columbia and/or the Distributor during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

At September 30, 2005, the amounts potentially recoverable by Columbia and/or the Distributor pursuant to this arrangement are as follows:

	Amount of potential recovery expiring			Total potential	Amount recovered during period ended
Fund 3/31/09	3/31/08	3/31/07	3/31/06	recovery	9/30/05
Columbia Short Term Municipal Bond Fund $481,730	$1,654,068	$1,941,539	$1,533,069	$5,610,406	$-
Columbia Municipal Income Fund 75,932	864,563	1,197,407	1,468,151	3,606,053	-
Columbia California Intermediate Municipal Bond Fund 139,770	355,379	324,546	221,927	1,041,622	-
Columbia Florida Intermediate Municipal Bond Fund 284,834	738,763	761,260	791,257	2,576,114	-
Columbia Georgia Intermediate Municipal Bond Fund 147,500	385,979	369,815	389,857	1,293,151	-
Columbia Maryland Intermediate Municipal Bond Fund 185,427	491,226	496,036	495,122	1,667,811	-
Columbia North Carolina Intermediate Municipal Bond Fund 177,370	473,009	481,044	481,144	1,612,567	-
Columbia South Carolina Intermediate Municipal Bond Fund 182,941	492,127	493,535	517,196	1,685,799	-
Columbia Texas Intermediate Municipal Bond Fund 188,186	513,068	511,278	529,754	1,742,286	-
Columbia Virginia Intermediate Municipal Bond Fund 241,841	650,981	630,499	653,332	2,176,653	-

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Notes to financial statements (Unaudited) (continued)  September 30, 2005 (Unaudited)

Fees Paid to Officers and Trustees:  With the exception of one officer, all officers of the Funds are employees of Columbia or its affiliates and receive no compensation from the Funds. The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer position. Each Fund's fee will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves (formerly Nations Treasury Reserves) another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees'' on the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees'' on the Statements of Assets and Liabilities. As a result of a merger (see Note 10), Columbia Florida Intermediate Municipal Bond Fund assumed the assets and liabilities of the acquired Fund. The deferred compensation plan may be terminated at any time. Benefits under this deferred compensation plan are funded and any payments to plan participants are paid solely out of the Fund's assets.

Custody Credits: Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Other: The Funds have made daily investments of cash balances in Columbia Tax-Exempt Reserves (formerly Nations Tax-Exempt Reserves), another portfolio of the Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included as "Dividend income from affiliated funds'' in the Statements of Operations. BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Columbia Tax-Exempt Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Funds. For the six months ended September 30, 2005, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

Fund	Advisory fees	Administration fees
Columbia Short Term Municipal Bond Fund	$2,596	$1,082
Columbia Municipal Income Fund	2,697	1,124
Columbia California Intermediate Municipal Bond Fund	953	397
Columbia Florida Intermediate Municipal Bond Fund	822	343
Columbia Georgia Intermediate Municipal Bond Fund	737	307
Columbia Maryland Intermediate Municipal Bond Fund	1,224	510
Columbia North Carolina Intermediate Municipal Bond Fund	813	339
Columbia South Carolina Intermediate Municipal Bond Fund	1,649	687
Columbia Texas Intermediate Municipal Bond Fund	1,297	540
Columbia Virginia Intermediate Municipal Bond Fund	5,377	2,240

Note 5.  Portfolio Information

For the six months ended September 30, 2005, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	Purchases	Sales
Columbia Short Term Municipal Bond Fund	$52,547,087	$230,839,411
Columbia Municipal Income Fund	9,594,852	36,495,348
Columbia California Intermediate Municipal Bond Fund	29,083,576	33,408,372
Columbia Florida Intermediate Municipal Bond Fund	4,303,898	16,799,035
Columbia Georgia Intermediate Municipal Bond Fund	-	12,908,669
Columbia Maryland Intermediate Municipal Bond Fund	8,878,834	11,113,375
Columbia North Carolina Intermediate Municipal Bond Fund	12,302,569	19,147,502
Columbia South Carolina Intermediate Municipal Bond Fund	5,017,327	19,198,750
Columbia Texas Intermediate Municipal Bond Fund	32,571,373	51,723,643
Columbia Virginia Intermediate Municipal Bond Fund	36,820,118	37,137,239

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Notes to financial statements (Unaudited) (continued)  September 30, 2005 (Unaudited)

Note 6.  Shares of Beneficial Interest

An unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Class B Shares generally convert to Class A Shares as following:

Columbia Municipal Income Fund

	Investor B Shares purchased:		Will convert to Investor A Shares after:
-	after November 15, 1998		Eight years

-	between August 1, 1997 and November 15, 1998

	$0	- $249,999	Nine years

	$250,000	- $499,999	Six years

	$500,000	- $999,999	Five years

-	before August 1, 1997		Eight years

Intermediate Municipal Bond Funds

	Investor B Shares purchased:		Will convert to Investor A Shares after:
-	after November 15, 1998		Eight years

-	between August 1, 1998 and November 15, 1998

	$0	- $499,999	Six years

	$500,000	- $999,999	Five years

See Schedules of capital stock activity.

As of September 30, 2005, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity in these accounts may have a significant effect on the operations of the Funds. The numbers of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Short Term Municipal Bond Fund	1	86.5%
Columbia Municipal Income Fund	1	91.4
Columbia California Intermediate Municipal Bond Fund	1	92.3
Columbia Florida Intermediate Municipal Bond Fund	2	74.0
Columbia Georgia Intermediate Municipal Bond Fund	1	78.9
Columbia Maryland Intermediate Municipal Bond Fund	1	77.1
Columbia North Carolina Intermediate Municipal Bond Fund	1	78.7
Columbia South Carolina Intermediate Municipal Bond Fund	1	81.0
Columbia Texas Intermediate Municipal Bond Fund	1	95.1
Columbia Virginia Intermediate Municipal Bond Fund	1	80.9

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Notes to financial statements (Unaudited) (continued)  September 30, 2005 (Unaudited)

As of September 30, 2005, the Funds had shareholders that held greater than 5% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Short Term Municipal Bond Fund	1	86.5%
Columbia Municipal Income Fund	1	91.4
Columbia California Intermediate Municipal Bond Fund	1	92.3
Columbia Florida Intermediate Municipal Bond Fund	2	74.0
Columbia Georgia Intermediate Municipal Bond Fund	1	78.9
Columbia Maryland Intermediate Municipal Bond Fund	1	77.1
Columbia North Carolina Intermediate Municipal Bond Fund	1	78.7
Columbia South Carolina Intermediate Municipal Bond Fund	1	81.0
Columbia Texas Intermediate Municipal Bond Fund	1	95.1
Columbia Virginia Intermediate Municipal Bond Fund	1	80.9

Note 7.  Line of Credit

The Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating fund based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statements of Operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund.

Prior to August 22, 2005, the Trust participated with other affiliated funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement''). Advances under the Agreement were taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings was payable at a specified Federal Funds Rate plus 0.50% on an annualized basis. Each participating fund maintained a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

The Funds had no borrowings outstanding at September 30, 2005. During the six months ended September 30, 2005, borrowings by the Funds under the Agreement were as follows:

Fund	Average Amount Outstanding*	Average Interest Rate
Columbia Short Term Municipal Bond Fund	$130,301	3.43%
Columbia Municipal Income Fund	99,246	3.37
Columbia California Intermediate Municipal Bond Fund	1,508	3.39
Columbia Florida Intermediate Municipal Bond Fund	30,339	3.47
Columbia Georgia Intermediate Municipal Bond Fund	3,148	3.35
Columbia Maryland Intermediate Municipal Bond Fund	1,896	3.51
Columbia North Carolina Intermediate Municipal Bond Fund	11	3.27
Columbia South Carolina Intermediate Municipal Bond Fund	1,820	3.27
Columbia Texas Intermediate Municipal Bond Fund	19,497	3.44
Columbia Virginia Intermediate Municipal Bond Fund	17,246	3.26

*  The average amount outstanding was calculated based on daily balances in the period.

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Notes to financial statements (Unaudited) (continued)  September 30, 2005 (Unaudited)

Note 8.  Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk: The Funds hold investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Funds' insurers is rated AAA by Moody's Investor Services, Inc. At September 30, 2005, investments supported by private insurers that represent greater than 5% of the total investments of the Funds were as follows:

Columbia Short Term Municipal Bond Fund

Insurer	% of Total Investments
MBIA Insurance Corp.	15.4
Financial Guaranty Insurance Co.	9.4
Ambac Assurance Corp.	6.3
Financial Security Assurance, Inc.	6.1

Columbia California Intermediate Municipal Bond Fund

Insurer	% of Total Investments
Ambac Assurance Corp.	21.7
Financial Security Assurance, Inc.	17.6
Financial Guaranty Insurance Co.	14.8
MBIA Insurance Corp.	11.8

Columbia Georgia Intermediate Municipal Bond Fund

Insurer	% of Total Investments
MBIA Insurance Corp.	26.1
Ambac Assurance Corp.	18.7
Financial Security Assurance, Inc.	6.5
Financial Guaranty Insurance Co.	5.8

Columbia North Carolina Intermediate Municipal Bond Fund

Insurer	% of Total Investments
MBIA Insurance Corp.	14.4
Financial Security Assurance, Inc.	11.5
Ambac Assurance Corp.	10.6
Financial Guaranty Insurance Co.	6.9

Columbia Texas Intermediate Municipal Bond Fund

Insurer	% of Total Investments
Permanent School Fund Guaranteed	27.0
Ambac Assurance Corp.	13.8
MBIA Insurance Corp.	11.5
Financial Security Assurance, Inc.	11.4
Financial Guaranty Insurance Co.	6.5

Columbia Municipal Income Fund

Insurer	% of Total Investments
Ambac Assurance Corp.	14.3
Government National Mortgage Association	12.7
Financial Guaranty Insurance Co.	9.7
Financial Security Assurance, Inc.	7.1

Columbia Florida Intermediate Municipal Bond Fund

Insurer	% of Total Investments
MBIA Insurance Corp.	29.1
Ambac Assurance Corp.	18.5
Financial Guaranty Insurance Co.	14.5
Financial Security Assurance, Inc.	11.3

Columbia Maryland Intermediate Municipal Bond Fund

Insurer	% of Total Investments
Financial Guaranty Insurance Co.	10.8
Financial Security Assurance, Inc.	8.5
MBIA Insurance Corp.	7.9
Ambac Assurance Corp.	6.0

Columbia South Carolina Intermediate Municipal Bond Fund

Insurer	% of Total Investments
Financial Security Assurance, Inc.	19.4
Ambac Assurance Corp.	18.4
MBIA Insurance Corp.	17.9

Columbia Virginia Intermediate Municipal Bond Fund

Insurer	% of Total Investments
MBIA Insurance Corp.	16.7
Financial Security Assurance, Inc.	12.1

Geographic Concentration: A Fund's municipal holdings may include obligations of issuers that rely in whole or in part for payment of interest and principal on state specific revenues, real property taxes, revenues from particular institutions, such as healthcare institutions, or obligations secured by mortgages on real property. Consequently, the impact of changes in state law or regulations or the economic conditions in a particular state should be considered. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry or region.

121

Notes to financial statements (Unaudited) (continued)  September 30, 2005 (Unaudited)

Legal Proceedings: On February 9, 2005, BACAP (which has since been renamed Columbia Management Advisors, LLC) ("Columbia") and BACAP Distributors (which has since merged into Columbia Management Distributors, Inc. (formerly Columbia Funds Distributor, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, Columbia and its affiliate, Banc of America Securities, LLC ("BAS") have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, the Columbia Group to reduce Columbia Funds, and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. The Columbia Group is currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and Independent Trustees and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under development. As such, any gain to the Columbia Funds or their shareholders can not be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly Nations Funds Trust) (the "Trust"), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including Columbia and the Distributor (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints.

One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names the Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Trust against BAC and others that asserts claims under federal securities laws and state common law. The Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against the Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Trust has filed a motion to dismiss that is pending. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

122

Notes to financial statements (Unaudited) (continued)  September 30, 2005 (Unaudited)

For the six months ended September 30, 2005, Columbia has assumed $110,069 of legal, consulting services and Trustees' fees incurred by the Municipal Income Fund in connection with these matters.

Note 9.  Business Combinations and Mergers

On September 16, 2005, the Columbia Florida Intermediate Municipal Bond Fund and the Nations Florida Municipal Bond Fund merged into the Nations Florida Intermediate Municipal Bond Fund. The Columbia Florida Intermediate Municipal Bond Fund received a tax-free transfer of assets from Columbia Florida Intermediate Municipal Bond Fund and Nations Florida Municipal Bond Fund as follows:

	Shares Issued	Net Assets Received	Unrealized Appreciation[1]
Columbia Florida Intermediate Municipal Bond Fund	5,607,056	$59,127,310	$1,965,958
Nations Florida Municipal Bond Fund	7,490,596	78,979,914	4,916,715
	Net Assets of Nations Florida Intermediate Municipal Bond Fund Prior to Combination	Net Assets of Columbia Florida Intermediate Fund and Nations Florida Municipal Bond Fund Immediately Prior to Combination	Municipal Bond Net Assets of Nations Florida Intermediate Municipal Bond Fund After Combination
	$174,321,941	$138,107,224	$312,429,165

1  Unrealized appreciation is included in the respective Net Assets Received.

The Nations Florida Intermediate Municipal Bond Fund was then renamed Columbia Florida Intermediate Municipal Bond Fund.

123

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124

IMPORTANT INFORMATION ABOUT THIS REPORT

  Columbia Funds

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800-345-6611

Distributor

Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street
Boston MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Municipal Bond Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the funds use to determine how to vote proxies and a copy of the funds' voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the funds voted proxies relating to portfolio securities is also available from the funds' website.

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A. merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

125

COLUMBIA FUNDS

Growth Funds	Columbia Acorn Fund

Columbia Acorn Select

Columbia Acorn USA

Columbia Growth Stock Fund

Columbia Large Cap Growth Fund

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Marsico Mid Cap Growth Fund

Columbia Mid Cap Growth Fund

Columbia Small Cap Growth Fund I

Columbia Small Cap Growth Fund II

Columbia Small Company Equity Fund

Columbia Tax-Managed Growth Fund

Core Funds	Columbia Common Stock Fund

Columbia Large Cap Core Fund

Columbia Small Cap Core Fund

Columbia Young Investor Fund

Value Funds	Columbia Disciplined Value Fund

Columbia Dividend Income Fund

Columbia Large Cap Value Fund

Columbia Mid Cap Value Fund

Columbia Small Cap Value Fund I

Columbia Small Cap Value Fund II

Columbia Strategic Investor

Asset Allocation/	Columbia Asset Allocation Fund

Hybrid Funds	Columbia Asset Allocation Fund II

Columbia Balanced Fund

Columbia Liberty Fund

Columbia LifeGoalTM Balanced Growth Portfolio

Columbia LifeGoalTM Growth Portfolio

Columbia LifeGoalTM Income Portfolio

Columbia LifeGoalTM Income and Growth Portfolio

Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Index Fund

Columbia Mid Cap Index Fund

Columbia Small Cap Index Fund

Specialty Funds	Columbia Convertible Securities Fund

Columbia Real Estate Equity Fund

Columbia Technology Fund

Columbia Utilities Fund

Global/	Columbia Acorn International

International Funds	Columbia Acorn International Select

Columbia Global Value Fund

Columbia Greater China Fund

Columbia International Stock Fund

Columbia International Value Fund

Columbia Marsico International Opportunities Fund

Columbia Multi-Advisor International Equity Fund

Columbia World Equity Fund

Taxable Bond Funds	Columbia Conservative High Yield Fund

Columbia Core Bond Fund

Columbia Federal Securities Fund

Columbia High Income Fund

Columbia High Yield Opportunity Fund

Columbia Income Fund

Columbia Intermediate Bond Fund

Columbia Intermediate Core Bond Fund

Columbia Short Term Bond Fund

Columbia Strategic Income Fund

Columbia Total Return Bond

Columbia U.S. Treasury Index Fund

Tax-Exempt Bond	Columbia California Tax-Exempt Fund

Funds	Columbia CA Intermediate Municipal Bond Fund

Columbia Connecticut Tax-Exempt Fund

Columbia CT Intermediate Municipal Bond Fund

Columbia FL Intermediate Municipal Bond Fund

Columbia GA Intermediate Municipal Bond Fund

Columbia High Yield Municipal Fund

Columbia Intermediate Municipal Bond Fund

Columbia MA Intermediate Municipal Bond Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia MD Intermediate Municipal Bond Fund

Columbia Municipal Income Fund

Columbia NC Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia NJ Intermediate Municipal Bond Fund

Columbia NY Intermediate Municipal Bond Fund

Columbia OR Intermediate Municipal Bond Fund

Columbia RI Intermediate Municipal Bond Fund

Columbia SC Intermediate Municipal Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Tax-Exempt Fund

Columbia Tax-Exempt Insured Fund

Columbia TX Intermediate Municipal Bond Fund

Columbia VA Intermediate Municipal Bond Fund

Money Market Funds	Columbia Cash Reserves

Columbia CA Tax-Exempt Reserves

Columbia Government Reserves

Columbia Government Plus Reserves

Columbia MA Municipal Reserves

Columbia Money Market Reserves

Columbia Municipal Reserves

Columbia NY Tax-Exempt Reserves

Columbia Prime Reserves

Columbia Tax-Exempt Reserves

Columbia Treasury Reserves

Please consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. Contact us at 800-345-6611 for a prospectus which contains this and other important information about the fund. Read it carefully before you invest.

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A., merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

SHC-44/91205-0905 (11/05) 05/8444

Columbia LifeGoalTM Portfolios

Semiannual report for the period ended
September 30, 2005

Columbia LifeGoalTM
Growth Portfolio

Columbia LifeGoalTM Balanced Growth Portfolio

Columbia LifeGoalTM Income and Growth Portfolio

Columbia LifeGoalTM
Income Portfolio

A description of the policies and procedures that the portfolios use to determine how to vote proxies and a copy of the portfolios' voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the portfolios voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the portfolios voted proxies relating to portfolio securities is also available from the portfolios' website.

Each portfolio file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of Columbia Funds. This material must be preceded or accompanied by a current Columbia Funds prospectus.

Columbia Management Advisors, Inc. combined with Banc of America Capital Management, LLC on September 30, 2005. At that time, the newly combined advisor underwent a name change to Columbia Management Advisors, LLC and will continue to operate as a SEC registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

On August 22, 2005, BACAP Distributors, LLC and Columbia Funds Distributor, Inc., members NASD, SIPC, merged to form Columbia Management Distributors, Inc. Columbia Funds are distributed by Columbia Management Distributors, Inc., which is a part of Columbia Management and an affiliate of Bank of America Corporation. Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios.

The views expressed in the President's Letter reflect current views. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President's Letter

Dear Shareholder:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan. We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.

Sincerely,

Christopher L. Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the legal and compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004.

Columbia Funds

Disclosure of portfolio expenses	3

Investment portfolios	11

Statements of assets and liabilities	16

Statements of operations	17

Statements of changes in net assets	18

Schedules of capital stock activity	20

Financial highlights	24

Notes to financial statements	32

Important information about this report	41

Columbia LifeGoalTM
Growth Portfolio

(formerly Nations LifeGoal Growth Portfolio)

Shareholder expense example

As a portfolio shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand your ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the portfolio's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the portfolio's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the portfolio's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio's annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,079.72	1,022.56	2.61	2.54	0.50
Class B	1,000.00	1,000.00	1,076.11	1,018.80	6.51	6.33	1.25
Class C	1,000.00	1,000.00	1,075.61	1,018.80	6.50	6.33	1.25
Class Z	1,000.00	1,000.00	1,081.02	1,023.82	1.30	1.27	0.25

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio's most recent fiscal half-year and divided by 365.

*  Columbia LifeGoal Growth Portfolio's expense ratios do not include fees and expenses incurred by the Portfolio from the underlying portfolios.

3

Columbia LifeGoalTM
Growth Portfolio

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different portfolios. If these transactional costs were included, your costs would have been higher.

Compare with other portfolios

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the portfolio with other portfolios. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other portfolios. As you compare hypothetical examples of other portfolios, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a portfolio and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

4

Columbia LifeGoalTM Balanced Growth Portfolio

(formerly Nations LifeGoal Balanced Growth Portfolio)

Shareholder expense example

As a portfolio shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand your ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the portfolio's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the portfolio's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the portfolio's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual". Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio's annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,050.39	1,022.56	2.57	2.54	0.50
Class B	1,000.00	1,000.00	1,046.68	1,018.80	6.41	6.33	1.25
Class C	1,000.00	1,000.00	1,046.18	1,018.80	6.41	6.33	1.25
Class Z	1,000.00	1,000.00	1,051.69	1,023.82	1.29	1.27	0.25

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio's most recent fiscal half-year and divided by 365.

*  Columbia LifeGoal Balanced Growth Portfolio's expense ratios do not include fees and expenses incurred by the Portfolio from the underlying portfolios.

5

Columbia LifeGoalTM Balanced Growth Portfolio

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different portfolios. If these transactional costs were included, your costs would have been higher.

Compare with other portfolios

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the portfolio with other portfolios. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other portfolios. As you compare hypothetical examples of other portfolios, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a portfolio and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

6

Columbia LifeGoalTM Income and Growth Portfolio

(formerly Nations LifeGoal Income and Growth Portfolio)

Shareholder expense example

As a portfolio shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand your ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the portfolio's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the portfolio's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the portfolio's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual". Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio's annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,035.80	1,022.56	2.55	2.54	0.50
Class B	1,000.00	1,000.00	1,032.89	1,018.80	6.37	6.33	1.25
Class C	1,000.00	1,000.00	1,032.19	1,018.80	6.37	6.33	1.25
Class Z	1,000.00	1,000.00	1,038.20	1,023.82	1.28	1.27	0.25

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio's most recent fiscal half-year and divided by 365.

*  Columbia LifeGoal Income and Growth Portfolio's expense ratios do not include fees and expenses incurred by the Portfolio from the underlying portfolios.

7

Columbia LifeGoalTM Income and Growth Portfolio

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different portfolios. If these transactional costs were included, your costs would have been higher.

Compare with other portfolios

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the portfolio with other portfolios. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other portfolios. As you compare hypothetical examples of other portfolios, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a portfolio and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

8

Columbia LifeGoalTM
Income Portfolio

(formerly Nations LifeGoal Income Portfolio)

Shareholder expense example

As a portfolio shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand your ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the portfolio's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the portfolio's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the portfolio's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual". Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio's annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,017.40	1,021.71	3.39	3.40	0.67
Class B	1,000.00	1,000.00	1,013.49	1,017.95	7.17	7.18	1.42
Class C	1,000.00	1,000.00	1,013.49	1,017.95	7.17	7.18	1.42
Class Z	1,000.00	1,000.00	1,018.60	1,022.96	2.13	2.13	0.42

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio's most recent fiscal half-year and divided by 365.

*  Columbia LifeGoal Income Portfolio's expense ratios do not include fees and expenses incurred by the Portfolio from the underlying portfolios.

  Had the investment advisor and/or administrator not waived or reimbursed a portion of the expenses, total return would have been reduced.

9

Columbia LifeGoalTM
Income Portfolio

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different portfolios. If these transactional costs were included, your costs would have been higher.

Compare with other portfolios

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the portfolio with other portfolios. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other portfolios. As you compare hypothetical examples of other portfolios, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a portfolio and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

10

Columbia LifeGoal Growth Portfolio

Investment portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Investment companies(a) - 100.1%
245,507	Columbia Acorn International, Class Z	8,190,110
91,820	Columbia Acorn USA, Class Z	2,510,358
1,279,358	Columbia International Value Fund, Class Z	29,949,772
6,469,772	Columbia Large Cap Core Fund, Class Z	82,230,798
6,077,289	Columbia Large Cap Value Fund, Class Z	82,954,996
4,498,212	Columbia Marsico Focused Equities Fund, Class Z	88,479,830
3,335,720	Columbia Marsico International Opportunities Fund, Class Z	41,262,854
2,981,960	Columbia Marsico Mid Cap Growth Fund, Class Z	39,809,170
2,511,527	Columbia Mid Cap Value Fund, Class Z	35,563,221
885,273	Columbia Small Cap Growth Fund II, Class Z	15,129,315
1,325,337	Columbia Small Cap Value Fund II, Class Z	17,322,151
	Total investment companies (Cost of $387,939,124)	443,402,575

Total investments (Cost of $387,939,124)(b)	100.1%	443,402,575
Other assets & liabilities, net	(0.1)%	(630,434)
Net assets	100.0%	442,772,141

Notes to investment portfolio:

(a) Mutual Funds registered under the Investment Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b) Cost for federal income tax purposes is $387,939,124.

See Accompanying Notes to Financial Statements.

11

Columbia LifeGoal Balanced Growth Portfolio

Investment portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Investment companies(a) - 100.0%
224,468	Columbia Acorn International, Class Z	7,488,258
105,021	Columbia Acorn USA, Class Z	2,871,269
23,815,620	Columbia Cash Reserves, Capital Class Shares	23,815,620
456,294	Columbia Convertible Securities Fund, Class Z	8,122,031
4,260,367	Columbia High Income Fund, Class Z	39,195,377
1,693,464	Columbia International Value Fund, Class Z	39,643,999
6,332,575	Columbia Large Cap Core Fund, Class Z	80,487,030
5,312,286	Columbia Large Cap Value Fund, Class Z	72,512,711
4,168,463	Columbia Marsico Focused Equities Fund, Class Z	81,993,669
2,210,806	Columbia Marsico International Opportunities Fund, Class Z	27,347,667
3,652,790	Columbia Marsico Mid Cap Growth Fund, Class Z	48,764,742
2,286,756	Columbia Mid Cap Value Fund, Class Z	32,380,462
11,295,536	Columbia Short Term Bond Fund, Class Z	110,696,251
1,196,459	Columbia Small Cap Growth Fund II, Class Z	20,447,488
1,278,684	Columbia Small Cap Value Fund II, Class Z	16,712,404
19,269,352	Columbia Total Return Bond Fund, Class Z	188,839,646
	Total investment companies (Cost of $745,118,196)	801,318,624

Total investments (Cost of $745,118,196)(b)	100.0%	801,318,624
Other assets & liabilities, net	(0.0)%	(90,075)
Net assets	100.0%	801,228,549

Notes to investment portfolio:

(a)  Mutual Funds registered under the Investment Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b)  Cost for federal income tax purposes is $745,118,196.

See Accompanying Notes to Financial Statements.

12

Columbia LifeGoal Income and Growth Portfolio

Investment portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Investment companies(a) - 100.0%
42,887	Columbia Acorn International, Class Z	1,430,726
14,109	Columbia Acorn USA, Class Z	385,754
4,262,801	Columbia Cash Reserves, Capital Class Shares	4,262,801
122,656	Columbia Convertible Securities Fund, Class Z	2,183,270
2,062,011	Columbia High Income Fund, Class Z	18,970,506
189,459	Columbia International Value Fund, Class Z	4,435,233
1,021,378	Columbia Large Cap Core Fund, Class Z	12,981,718
793,153	Columbia Large Cap Value Fund, Class Z	10,826,543
672,257	Columbia Marsico Focused Equities Fund, Class Z	13,223,298
605,605	Columbia Marsico International Opportunities Fund, Class Z	7,491,328
490,752	Columbia Marsico Mid Cap Growth Fund, Class Z	6,551,535
307,359	Columbia Mid Cap Value Fund, Class Z	4,352,202
7,811,690	Columbia Short Term Bond Fund, Class Z	76,554,563
104,355	Columbia Small Cap Growth Fund II, Class Z	1,783,431
162,577	Columbia Small Cap Value Fund II, Class Z	2,124,886
4,747,953	Columbia Total Return Bond Fund, Class Z	46,529,937
	Total investment companies (Cost of $210,616,410)	214,087,731

Total investments (Cost of $210,616,410)(b)	100.0%	214,087,731
Other assets & liabilities, net	(0.0)%	(23,353)
Net assets	100.0%	214,064,378

Notes to investment portfolio:

(a) Mutual Funds registered under the Investment Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b) Cost for federal income tax purposes is $210,616,410.

See Accompanying Notes to Financial Statements.

13

Columbia LifeGoal Income Portfolio

Investment portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Investment companies(a) - 100.2%
2,368,916	Columbia Cash Reserves, Capital Class Shares	2,368,916
120,903	Columbia Convertible Securities Fund, Class Z	2,152,078
877,897	Columbia High Income Fund, Class Z	8,076,653
2,058,696	Columbia Short Term Bond Fund, Class Z	20,175,223
204,096	Columbia Total Return Bond Fund, Class Z	2,000,140
601,503	Mortgage- and Asset-Backed Portfolio	6,027,063
	Total investment companies (Cost of $41,003,476)	40,800,073

Total investments (Cost of $41,003,476)(b)	100.2%	40,800,073
Other assets & liabilities, net	(0.2)%	(89,316)
Net assets	100.0%	40,710,757

Notes to investment portfolio:

(a) Mutual Funds registered under the Investment Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b) Cost for federal income tax purposes is $41,003,476.

See Accompanying Notes to Financial Statements.

14

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15

Statements of assets and liabilities  September 30, 2005 (unaudited)

	LifeGoal Growth Portfolio(a)($)	LifeGoal Balanced Growth Portfolio(a)($)	LifeGoal Income and Growth Portfolio(a)($)	LifeGoal Income Portfolio(a)($)
Assets
Affiliated investments, at identified cost	387,939,124	745,118,196	210,616,410	41,003,476
Affiliated investments, at value	443,402,575	801,318,624	214,087,731	40,800,073
Receivable for:
Investments sold	-	-	-	7,115
Capital stock sold	1,915,029	2,462,382	629,737	58,425
Dividends	229,358	1,489,794	528,446	148,720
Expense reimbursement due from Investment Advisor and/or Distributor	-	-	-	16,747
Total assets	445,546,962	805,270,800	215,245,914	41,031,080
Liabilities
Payable for:
Investments purchased	1,679,322	2,741,090	842,244	148,720
Capital stock redeemed	833,080	783,430	195,482	27,494
Distributions	-	1,745	1,206	-
Investment advisory fee	89,384	162,592	43,644	2,597
Administration fee	-	-	-	3,474
Transfer agent fee	-	-	-	4,969
Trustees' fees	-	-	-	22,241
Audit fee	-	-	-	19,334
Service and distribution fees	173,035	353,394	98,960	20,935
Legal fee	-	-	-	39,479
Reports to shareholders	-	-	-	28,866
Chief compliance officer expenses and fees	-	-	-	800
Other liabilities	-	-	-	1,414
Total liabilities	2,774,821	4,042,251	1,181,536	320,323
Net assets	442,772,141	801,228,549	214,064,378	40,710,757
Net assets consist of
Paid-in capital	376,298,549	722,187,867	204,966,821	41,387,840
Undistributed (overdistributed) net investment income	(735,964)	(1,148,064)	(245,480)	18,538
Accumulated net realized gain (loss)	11,746,105	23,988,318	5,871,716	(492,218)
Unrealized appreciation (depreciation) on investments	55,463,451	56,200,428	3,471,321	(203,403)
Net assets	442,772,141	801,228,549	214,064,378	40,710,757
Class A
Net assets	110,777,770	186,034,214	45,993,595	20,541,836
Shares outstanding	8,423,869	15,719,390	4,229,932	2,043,323
Net asset value per share(b)	13.15	11.83	10.87	10.05
Maximum sales charge	5.75%	5.75%	5.75%	3.25%
Maximum offering price per share	13.95 (c)	12.55 (c)	11.53 (c)	10.39 (d)
Class B
Net assets	136,642,818	302,647,753	86,539,617	12,514,278
Shares outstanding	10,845,970	25,684,888	7,977,301	1,246,055
Net asset value and offering price per share(b)	12.60	11.78	10.85	10.04
Class C
Net assets	47,756,623	82,767,068	20,869,086	7,477,093
Shares outstanding	3,812,347	6,959,199	1,933,329	745,436
Net asset value and offering price per share(b)	12.53	11.89	10.79	10.03
Class Z
Net assets	147,594,930	229,779,514	60,662,080	177,550
Shares outstanding	11,165,233	19,448,333	5,612,918	17,652
Net asset value, redemption and offering price per share	13.22	11.81	10.81	10.06

(a) On August 22, 2005, the Portfolio's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(c) On sales of $50,000 or more the offering price is reduced.

(d) On sales of $100,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

16

Statements of operations  (unaudited)

For the six months ended September 30, 2005

	LifeGoal Growth Portfolio(a)($)	LifeGoal Balanced Growth Portfolio(a)($)	LifeGoal Income and Growth Portfolio(a)($)	LifeGoal Income Portfolio(a)($)
Net investment income Income
Dividends from affiliates	757,194	7,299,346	2,828,806	891,057
Expenses
Investment advisory fee	512,382	947,700	260,509	18,385
Administration fee	-	-	-	50,456
Distribution fee:
Class B	481,960	1,092,808	326,837	48,506
Class C	159,419	273,662	71,721	31,577
Service fee:
Class A	125,664	211,510	55,188	27,745
Class B	160,600	364,178	108,902	16,170
Class C	53,133	91,871	23,902	10,524
Transfer agent fee	-	-	-	8,329
Trustees' fees	-	-	-	7,210
Audit fee	-	-	-	17,367
Registration fees	-	-	-	23,166
Reports to shareholders	-	-	-	18,251
Legal fees	-	-	-	39,449
Chief compliance officer expenses and fees (see Note 4)	-	-	-	1,516
Other expenses	-	-	-	17,209
Total Expenses	1,493,158	2,981,729	847,059	335,860
Fees waived by Investment Advisor and/or Distributor	-	-	-	(109,159)
Net expenses	1,493,158	2,981,729	847,059	226,701
Net investment income (loss)	(735,964)	4,317,617	1,981,747	664,356
Net realized and unrealized gain (loss) on investments and capital gains distributions received
Net realized gain (loss) on:
Affiliated investments	16,018,837	32,473,993	5,174,905	(219,200)
Capital gains distributions received	6,571,024	8,666,948	1,434,654	120,667
Net realized gain (loss)	22,589,861	41,140,941	6,609,559	(98,533)
Net change in unrealized appreciation (depreciation) on investments	9,899,204	(8,616,409)	(1,497,877)	114,859
Net gain	32,489,065	32,524,532	5,111,682	16,326
Net increase resulting from operations	31,753,101	36,842,149	7,093,429	680,682

(a) On August 22, 2005, the Portfolio's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

17

Statements of changes in net assets

	LifeGoal Growth Portfolio		LifeGoal Balanced Growth Portfolio
	(unaudited) Six months ended September 30, 2005(a)($)	Year ended March 31, 2005($)	(unaudited) Six months ended September 30, 2005(a)($)	Year ended March 31, 2005($)
Increase (decrease) in net assets
Operations
Net investment income (loss)	(735,964)	524,207	4,317,617	7,455,371
Net realized gain (loss) on investments and capital gains distributions received	22,589,861	9,079,678	41,140,941	13,034,722
Net change in unrealized appreciation (depreciation) on investments	9,899,204	18,295,473	(8,616,409)	14,015,201
Net increase resulting from operations	31,753,101	27,899,358	36,842,149	34,505,294
Distributions to shareholders
From net investment income:
Class A	-	(566,738)	(1,623,680)	(2,630,422)
Class B	-	(567,565)	(1,641,239)	(3,153,658)
Class C	-	(162,835)	(425,970)	(690,855)
Class Z	-	(890,453)	(2,361,260)	(4,707,771)
From net realized gains:
Class A	(82,372)	-	(1,871,569)	(1,187,458)
Class B	(111,244)	-	(3,260,232)	(2,247,403)
Class C	(35,525)	-	(783,766)	(451,608)
Class Z	(114,566)	-	(2,539,853)	(2,136,935)
Total distributions to shareholders	(343,707)	(2,187,591)	(14,507,569)	(17,206,110)
Net capital share transactions	29,542,072	73,132,577	67,354,261	118,342,323
Net increase (decrease) in net assets	60,951,466	98,844,344	89,688,841	135,641,507
Net assets
Beginning of period	381,820,675	282,976,331	711,539,708	575,898,201
End of period	442,772,141	381,820,675	801,228,549	711,539,708
Undistributed (overdistributed) net investment income, at end of period	(735,964)	-	(1,148,064)	586,468

(a) On August 22, 2005, the Portfolio's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

18

Statements of changes in net assets (continued)

	LifeGoal Income and Growth Portfolio		LifeGoal Income Portfolio
	(unaudited) Six months ended September 30, 2005(a)($)	Year ended March 31, 2005($)	(unaudited) Six months ended September 30, 2005(a)($)	Year ended March 31, 2005($)
Increase (decrease) in net assets
Operations
Net investment income (loss)	1,981,747	3,337,704	664,356	1,538,090
Net realized gain (loss) on investments and capital gains distributions received	6,609,559	10,368,879	(98,533)	484,340
Net change in unrealized appreciation (depreciation) on investments	(1,497,877)	(8,478,953)	114,859	(947,750)
Net increase resulting from operations	7,093,429	5,227,630	680,682	1,074,680
Distributions to shareholders
From net investment income:
Class A	(596,646)	(980,770)	(366,023)	(1,283,321)
Class B	(833,935)	(1,555,759)	(168,156)	(419,644)
Class C	(191,318)	(335,264)	(106,737)	(340,425)
Class Z	(855,628)	(1,568,933)	(4,902)	(44,636)
From net realized gains:
Class A	(1,610,246)	(381,876)	(53,573)	(126,280)
Class B	(3,162,744)	(891,847)	(29,703)	(53,150)
Class C	(666,095)	(194,979)	(20,286)	(41,558)
Class Z	(2,090,818)	(611,585)	(1,441)	(3,003)
Total distributions to shareholders	(10,007,430)	(6,521,013)	(750,821)	(2,312,017)
Net capital share transactions	13,795,636	14,340,660	(7,718,134)	(5,896,418)
Net increase (decrease) in net assets	10,881,635	13,047,277	(7,788,273)	(7,133,755)
Net assets
Beginning of period	203,182,743	190,135,466	48,499,030	55,632,785
End of period	214,064,378	203,182,743	40,710,757	48,499,030
Undistributed (overdistributed) net investment income, at end of period	(245,480)	250,300	18,538	-

See Accompanying Notes to Financial Statements.

19

Schedules of capital stock activity

	LifeGoal Growth Portfolio
	(unaudited) Six months ended September 30, 2005(a)		Year ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2)
Subscriptions	1,627,696	20,350,460	3,166,454	36,352,463
Shares issued upon conversion from Class B shares	78,914	1,026,706	8,586	99,364
Distributions reinvested	12,930	156,319	43,590	541,383
Redemptions	(931,087)	(11,640,988)	(1,282,695)	(14,671,064)
Net increase	788,453	9,892,497	1,935,935	22,322,146
Class B
Subscriptions	1,322,196	15,756,712	3,070,428	34,049,873
Distributions reinvested	18,008	209,253	44,810	535,936
Shares redeemed upon conversion to Class A shares	(82,383)	(1,026,706)	(8,586)	(99,364)
Redemptions	(647,722)	(7,782,889)	(1,025,836)	(11,369,261)
Net increase	610,099	7,156,370	2,080,816	23,117,184
Class C (See Note 2)
Subscriptions	1,080,717	12,818,513	1,680,118	18,682,070
Distributions reinvested	4,531	52,334	10,735	127,751
Redemptions	(361,610)	(4,348,166)	(384,628)	(4,257,448)
Net increase	723,638	8,522,681	1,306,225	14,552,373
Class Z
Subscriptions	1,168,131	14,672,023	2,706,615	31,700,471
Distributions reinvested	17,972	218,359	67,543	841,583
Redemptions	(867,805)	(10,919,858)	(1,698,560)	(19,401,180)
Net increase (decrease)	318,298	3,970,524	1,075,598	13,140,874

(a) On August 22, 2005, the Portfolio's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

20

Schedules of capital stock activity (continued)

	LifeGoal Balanced Growth Portfolio
	(unaudited) Six months ended September 30, 2005(a)		Year ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2)
Subscriptions	3,031,919	35,167,348	5,460,685	61,516,389
Shares issued upon conversion from Class B shares	244,412	2,893,592	41,049	456,092
Distributions reinvested	283,126	3,251,648	389,285	4,346,752
Redemptions	(1,483,901)	(17,201,425)	(2,186,795)	(24,345,723)
Net increase	2,075,556	24,111,163	3,704,224	41,973,510
Class B
Subscriptions	3,383,850	38,871,122	7,180,870	80,341,761
Distributions reinvested	406,466	4,627,917	596,020	6,606,581
Shares redeemed upon conversion to Class A shares	(245,861)	(2,893,592)	(41,049)	(456,092)
Redemptions	(1,581,172)	(18,237,057)	(2,691,656)	(29,931,762)
Net increase	1,963,283	22,368,390	5,044,185	56,560,488
Class C (See Note 2)
Subscriptions	2,071,784	24,095,846	2,724,174	30,756,210
Distributions reinvested	122,960	1,408,782	95,590	1,071,480
Redemptions	(652,880)	(7,601,744)	(884,731)	(9,950,552)
Net increase	1,541,864	17,902,884	1,935,033	21,877,138
Class Z
Subscriptions	963,950	11,192,686	2,207,927	25,031,914
Distributions reinvested	643,156	7,347,720	743,218	8,264,846
Redemptions	(1,343,139)	(15,568,582)	(3,176,898)	(35,365,573)
Net increase (decrease)	263,967	2,971,824	(225,753)	(2,068,813)

See Accompanying Notes to Financial Statements.

21

Schedules of capital stock activity (continued)

	LifeGoal Income and Growth Portfolio
	(unaudited) Six months ended September 30, 2005(a)		Year ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2)
Subscription	659,060	7,175,022	1,723,371	19,004,828
Shares issued upon conversion from Class B shares	59,317	648,895	45,965	499,267
Distributions reinvested	166,579	1,778,994	122,056	1,339,189
Redemptions	(534,208)	(5,790,949)	(996,444)	(10,981,519)
Net increase (decrease)	350,748	3,811,962	894,948	9,861,765
Class B
Subscriptions	423,050	4,644,689	1,850,244	20,313,244
Distributions reinvested	612,713	6,511,346	240,986	2,635,556
Shares redeemed upon conversion to Class A shares	(59,534)	(648,895)	(45,965)	(499,267)
Redemptions	(785,298)	(8,506,595)	(1,520,422)	(16,645,336)
Net increase (decrease)	190,931	2,000,545	524,843	5,804,197
Class C (See Note 2)
Subscriptions	453,511	4,895,692	585,686	6,384,728
Distributions reinvested	115,848	1,224,394	44,951	488,672
Redemptions	(251,625)	(2,711,191)	(598,607)	(6,523,165)
Net increase (decrease)	317,734	3,408,895	32,030	350,235
Class Z
Subscriptions	388,051	4,236,485	1,417,758	15,553,556
Distributions reinvested	465,382	4,934,816	222,502	2,424,447
Redemptions	(425,206)	(4,597,067)	(1,802,559)	(19,653,540)
Net increase (decrease)	428,227	4,574,234	(162,299)	(1,675,537)

(a) On August 22, 2005, the Portfolio's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

22

Schedules of capital stock activity (continued)

	LifeGoal Income Portfolio
	(unaudited) Six months ended September 30, 2005(a)		Year ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2)
Subscription	163,569	1,648,231	1,462,558	14,940,440
Shares issued upon conversion from Class B shares	10,191	103,033	8,615	88,344
Distributions reinvested	25,125	253,196	128,345	1,297,288
Redemptions	(658,367)	(6,635,135)	(2,586,000)	(26,357,361)
Net increase (decrease)	(459,482)	(4,630,675)	(986,482)	(10,031,289)
Class B
Subscriptions	169,992	1,709,737	609,204	6,201,949
Distributions reinvested	14,893	149,795	39,225	400,129
Shares redeemed upon conversion to Class A shares	(10,201)	(103,033)	(8,615)	(88,344)
Redemptions	(194,740)	(1,961,295)	(273,898)	(2,784,950)
Net increase (decrease)	(20,056)	(204,796)	365,916	3,728,784
Class C (See Note 2)
Subscriptions	85,086	854,604	496,259	5,056,408
Distributions reinvested	8,241	82,714	32,885	335,021
Redemptions	(331,112)	(3,330,024)	(356,889)	(3,627,022)
Net increase (decrease)	(237,785)	(2,392,706)	172,255	1,764,407
Class Z
Subscriptions	935	9,490	28,003	285,943
Distributions reinvested	386	3,878	197	1,997
Redemptions	(49,896)	(503,325)	(161,806)	(1,646,260)
Net increase (decrease)	(48,575)	(489,957)	(133,606)	(1,358,320)

See Accompanying Notes to Financial Statements.

23

Financial highlights

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
LifeGoal Growth Portfolio
Class A Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$12.19	$(0.01)	$0.98	$0.97	$-	$(0.01)	$(0.01)
Year ended 3/31/2005(d)	11.28	0.04	0.95	0.99	(0.08)	-	(0.08)
Year ended 3/31/2004(d)	7.82	0.02	3.46	3.48	(0.02)	-	(0.02)
Year ended 3/31/2003(d)	10.68	0.02	(2.87)	(2.85)	(0.01)	-	(0.01)
Year ended 3/31/2002(d)	10.39	- (g)	0.32	0.32	(0.03)	-	(0.03)
Year ended 3/31/2001	15.48	0.07	(2.26)	(2.19)	(0.05)	(2.85)	(2.90)
Class B Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$11.72	$(0.05)	$0.94	$0.89	$-	$(0.01)	$(0.01)
Year ended 3/31/2005(d)	10.91	(0.04)	0.91	0.87	(0.06)	-	(0.06)
Year ended 3/31/2004(d)	7.61	(0.05)	3.35	3.30	- (g)	-	- (g)
Year ended 3/31/2003(d)	10.46	(0.04)	(2.81)	(2.85)	-	-	-
Year ended 3/31/2002(d)	10.23	(0.07)	0.30	0.23	- (g)	-	- (g)
Year ended 3/31/2001	15.35	0.02	(2.28)	(2.26)	(0.01)	(2.85)	(2.86)
Class C Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$11.66	$(0.05)	$0.93	$0.88	$-	$(0.01)	$(0.01)
Year ended 3/31/2005(d)	10.85	(0.04)	0.91	0.87	(0.06)	-	(0.06)
Year ended 3/31/2004(d)	7.57	(0.04)	3.32	3.28	- (g)	-	- (g)
Year ended 3/31/2003(d)	10.40	(0.04)	(2.79)	(2.83)	-	-	-
Year ended 3/31/2002(d)	10.18	(0.07)	0.29	0.22	- (g)	-	- (g)
Year ended 3/31/2001	15.30	0.03	(2.29)	(2.26)	(0.01)	(2.85)	(2.86)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$12.24	$0.01	$0.98	$0.99	$-	$(0.01)	$(0.01)
Year ended 3/31/2005(d)	11.30	0.07	0.96	1.03	(0.09)	-	(0.09)
Year ended 3/31/2004(d)	7.82	0.05	3.46	3.51	(0.03)	-	(0.03)
Year ended 3/31/2003(d)	10.68	0.04	(2.87)	(2.83)	(0.03)	-	(0.03)
Year ended 3/31/2002(d)	10.38	0.03	0.31	0.34	(0.04)	-	(0.04)
Year ended 3/31/2001	15.50	0.09	(2.29)	(2.20)	(0.07)	(2.85)	(2.92)

(a)  Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

(b)  The Portfolio's expenses do not include the expenses of the underlying funds.

(c)  On August 22, 2005, the Portfolio's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(d)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(e)  Not annualized.

(f)  Annualized.

(g)  Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

24

Financial highlights (continued)

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(a)		Net assets end of period (000)	Ratio of operating expenses to average net assets(b)		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets(b)
LifeGoal Growth Portfolio
Class A Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$13.15	7.97	%(e)	$110,778	0.50	%(f)	(0.13	)%(f)	22	%(e)	0.50	%(f)
Year ended 3/31/2005(d)	12.19	8.76		93,070	0.50		0.37		13		0.50
Year ended 3/31/2004(d)	11.28	44.51		64,267	0.50		0.20		6		0.50
Year ended 3/31/2003(d)	7.82	(26.68)		21,559	0.50		0.20		13		0.50
Year ended 3/31/2002(d)	10.68	3.04		16,967	0.50		0.00		33		0.50
Year ended 3/31/2001	10.39	(16.50)		9,728	0.50		0.56		58		0.50
Class B Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$12.60	7.61	%(e)	$136,643	1.25	%(f)	(0.88	)%(f)	22	%(e)	1.25	%(f)
Year ended 3/31/2005(d)	11.72	7.95		119,995	1.25		(0.38)		13		1.25
Year ended 3/31/2004(d)	10.91	43.39		88,969	1.25		(0.55)		6		1.25
Year ended 3/31/2003(d)	7.61	(27.25)		35,069	1.25		(0.55)		13		1.25
Year ended 3/31/2002(d)	10.46	2.25		29,079	1.25		(0.75)		33		1.25
Year ended 3/31/2001	10.23	(17.18)		14,753	1.25		(0.19)		58		1.25
Class C Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$12.53	7.56	%(e)	$47,757	1.25	%(f)	(0.88	)%(f)	22	%(e)	1.25	%(f)
Year ended 3/31/2005(d)	11.66	8.00		36,008	1.25		(0.38)		13		1.25
Year ended 3/31/2004(d)	10.85	43.38		19,340	1.25		(0.55)		6		1.25
Year ended 3/31/2003(d)	7.57	(27.21)		4,559	1.25		(0.55)		13		1.25
Year ended 3/31/2002(d)	10.40	2.16		3,436	1.25		(0.75)		33		1.25
Year ended 3/31/2001	10.18	(17.18)		2,198	1.25		(0.19)		58		1.25
Class Z Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$13.22	8.10	%(e)	$147,595	0.25	%(f)	0.12	%(f)	22	%(e)	0.25	%(f)
Year ended 3/31/2005(d)	12.24	9.07		132,748	0.25		0.62		13		0.25
Year ended 3/31/2004(d)	11.30	44.84		110,400	0.25		0.45		6		0.25
Year ended 3/31/2003(d)	7.82	(26.53)		61,985	0.25		0.45		13		0.25
Year ended 3/31/2002(d)	10.68	3.30		75,284	0.25		0.25		33		0.25
Year ended 3/31/2001	10.38	(16.52)		66,504	0.25		0.81		58		0.25

See Accompanying Notes to Financial Statements.

25

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
LifeGoal Balanced Growth Portfolio
Class A Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$11.50	$0.08	$0.49	$0.57	$(0.11)	$(0.13)	$(0.24)
Year ended 3/31/2005(d)	11.20	0.16	0.47	0.63	(0.22)	(0.11)	(0.33)
Year ended 3/31/2004(d)	8.79	0.15	2.44	2.59	(0.17)	(0.01)	(0.18)
Year ended 3/31/2003(d)	10.41	0.16	(1.59)	(1.43)	(0.19)	-	(0.19)
Year ended 3/31/2002(d)	10.35	0.27	0.19	0.46	(0.29)	(0.11)	(0.40)
Year ended 3/31/2001	11.99	0.40	(0.69)	(0.29)	(0.40)	(0.95)	(1.35)
Class B Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$11.45	$0.04	$0.49	$0.53	$(0.07)	$(0.13)	$(0.20)
Year ended 3/31/2005(d)	11.16	0.08	0.46	0.54	(0.14)	(0.11)	(0.25)
Year ended 3/31/2004(d)	8.77	0.07	2.43	2.50	(0.10)	(0.01)	(0.11)
Year ended 3/31/2003(d)	10.39	0.09	(1.57)	(1.48)	(0.14)	-	(0.14)
Year ended 3/31/2002(d)	10.35	0.20	0.17	0.37	(0.22)	(0.11)	(0.33)
Year ended 3/31/2001	12.00	0.32	(0.70)	(0.38)	(0.32)	(0.95)	(1.27)
Class C Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$11.56	$0.04	$0.49	$0.53	$(0.07)	$(0.13)	$(0.20)
Year ended 3/31/2005(d)	11.26	0.08	0.47	0.55	(0.14)	(0.11)	(0.25)
Year ended 3/31/2004(d)	8.85	0.08	2.45	2.53	(0.11)	(0.01)	(0.12)
Year ended 3/31/2003(d)	10.49	0.09	(1.60)	(1.51)	(0.13)	-	(0.13)
Year ended 3/31/2002(d)	10.44	0.20	0.18	0.38	(0.22)	(0.11)	(0.33)
Year ended 3/31/2001	12.09	0.34	(0.73)	(0.39)	(0.31)	(0.95)	(1.26)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$11.48	$0.10	$0.48	$0.58	$(0.12)	$(0.13)	$(0.25)
Year ended 3/31/2005(d)	11.18	0.19	0.47	0.66	(0.25)	(0.11)	(0.36)
Year ended 3/31/2004(d)	8.77	0.17	2.44	2.61	(0.19)	(0.01)	(0.20)
Year ended 3/31/2003(d)	10.38	0.18	(1.58)	(1.40)	(0.21)	-	(0.21)
Year ended 3/31/2002(d)	10.33	0.31	0.16	0.47	(0.31)	(0.11)	(0.42)
Year ended 3/31/2001	11.97	0.44	(0.71)	(0.27)	(0.42)	(0.95)	(1.37)

(a)  Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

(b)  The Portfolio's expenses do not include the expenses of the underlying funds.

(c)  On August 22, 2005, the Portfolio's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(d)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(e)  Not annualized.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

26

Financial highlights (continued)

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(a)		Net assets end of period (000)	Ratio of operating expenses to average net assets(b)		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets(b)
LifeGoal Balanced Growth Portfolio
Class A Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$11.83	5.04	%(e)	$186,034	0.50	%(f)	1.42	%(f)	23	%(e)	0.50	%(f)
Year ended 3/31/2005(d)	11.50	5.75		156,938	0.50		1.45		17		0.50
Year ended 3/31/2004(d)	11.20	29.60		111,325	0.50		1.38		24		0.50
Year ended 3/31/2003(d)	8.79	(13.77)		37,750	0.50		1.72		26		0.50
Year ended 3/31/2002(d)	10.41	4.52		11,343	0.50		2.77		117		0.50
Year ended 3/31/2001	10.35	(2.61)		4,308	0.50		3.44		106		0.50
Class B Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$11.78	4.67	%(e)	$302,648	1.25	%(f)	0.67	%(f)	23	%(e)	1.25	%(f)
Year ended 3/31/2005(d)	11.45	4.94		271,691	1.25		0.70		17		1.25
Year ended 3/31/2004(d)	11.16	28.63		208,372	1.25		0.63		24		1.25
Year ended 3/31/2003(d)	8.77	(14.33)		87,911	1.25		0.97		26		1.25
Year ended 3/31/2002(d)	10.39	3.62		33,519	1.25		2.02		117		1.25
Year ended 3/31/2001	10.35	(3.37)		13,676	1.25		2.69		106		1.25
Class C Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$11.89	4.62	%(e)	$82,767	1.25	%(f)	0.67	%(f)	23	%(e)	1.25	%(f)
Year ended 3/31/2005(d)	11.56	4.99		62,615	1.25		0.70		17		1.25
Year ended 3/31/2004(d)	11.26	28.67		39,204	1.25		0.63		24		1.25
Year ended 3/31/2003(d)	8.85	(14.41)		7,620	1.25		0.97		26		1.25
Year ended 3/31/2002(d)	10.49	3.66		3,655	1.25		2.02		117		1.25
Year ended 3/31/2001	10.44	(3.43)		1,613	1.25		2.69		106		1.25
Class Z Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$11.81	5.17	%(e)	$229,780	0.25	%(f)	1.67	%(f)	23	%(e)	0.25	%(f)
Year ended 3/31/2005(d)	11.48	6.02		220,296	0.25		1.70		17		0.25
Year ended 3/31/2004(d)	11.18	29.95		216,997	0.25		1.63		24		0.25
Year ended 3/31/2003(d)	8.77	(13.51)		158,377	0.25		1.97		26		0.25
Year ended 3/31/2002(d)	10.38	4.65		195,436	0.25		3.02		117		0.25
Year ended 3/31/2001	10.33	(2.39)		194,842	0.25		3.69		106		0.25

See Accompanying Notes to Financial Statements.

27

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)(a)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
LifeGoal Income and Growth Portfolio
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)	$11.04	$0.12	$0.26	$0.38	$(0.15)	$(0.40)	$(0.55)
Year ended 3/31/2005	11.11	0.23	0.10	0.33	(0.28)	(0.12)	(0.40)
Year ended 3/31/2004	9.67	0.22	1.50	1.72	(0.22)	(0.06)	(0.28)
Year ended 3/31/2003	10.41	0.24	(0.71)	(0.47)	(0.24)	(0.03)	(0.27)
Year ended 3/31/2002	10.43	0.36	0.01	0.37	(0.34)	(0.05)	(0.39)
Year ended 3/31/2001	10.69	0.51	(0.06)	0.45	(0.47)	(0.24)	(0.71)
Class B Shares
Six months ended 9/30/2005 (unaudited)(d)	$11.01	$0.08	$0.27	$0.35	$(0.11)	$(0.40)	$(0.51)
Year ended 3/31/2005	11.08	0.14	0.11	0.25	(0.20)	(0.12)	(0.32)
Year ended 3/31/2004	9.66	0.13	1.50	1.63	(0.15)	(0.06)	(0.21)
Year ended 3/31/2003	10.41	0.17	(0.71)	(0.54)	(0.18)	(0.03)	(0.21)
Year ended 3/31/2002	10.44	0.29	-	0.29	(0.27)	(0.05)	(0.32)
Year ended 3/31/2001	10.70	0.43	(0.06)	0.37	(0.39)	(0.24)	(0.63)
Class C Shares
Six months ended 9/30/2005 (unaudited)(d)	$10.96	$0.08	$0.26	$0.34	$(0.11)	$(0.40)	$(0.51)
Year ended 3/31/2005	11.03	0.14	0.11	0.25	(0.20)	(0.12)	(0.32)
Year ended 3/31/2004	9.62	0.13	1.49	1.62	(0.15)	(0.06)	(0.21)
Year ended 3/31/2003	10.37	0.17	(0.71)	(0.54)	(0.18)	(0.03)	(0.21)
Year ended 3/31/2002	10.40	0.29	-	0.29	(0.27)	(0.05)	(0.32)
Year ended 3/31/2001	10.67	0.43	(0.07)	0.36	(0.39)	(0.24)	(0.63)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)	$10.97	$0.13	$0.27	$0.40	$(0.16)	$(0.40)	$(0.56)
Year ended 3/31/2005	11.04	0.25	0.11	0.36	(0.31)	(0.12)	(0.43)
Year ended 3/31/2004	9.62	0.23	1.49	1.72	(0.24)	(0.06)	(0.30)
Year ended 3/31/2003	10.35	0.27	(0.71)	(0.44)	(0.26)	(0.03)	(0.29)
Year ended 3/31/2002	10.37	0.40	(0.01)	0.39	(0.36)	(0.05)	(0.41)
Year ended 3/31/2001	10.63	0.52	(0.04)	0.48	(0.50)	(0.24)	(0.74)

(a)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(b)  Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

(c)  The Portfolio's expenses do not include the expenses of the underlying funds.

(d)  On August 22, 2005, the Portfolio's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(e)  Not annualized.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

28

Financial highlights (continued)

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets(c)		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets(c)
LifeGoal Income and Growth Portfolio
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)	$10.87	3.58	%(e)	$45,994	0.50	%(f)	2.21	%(f)	16	%(e)	0.50	%(f)
Year ended 3/31/2005	11.04	3.05		42,816	0.50		2.03		34		0.50
Year ended 3/31/2004	11.11	17.93		33,141	0.50		1.95		14		0.50
Year ended 3/31/2003	9.67	(4.49)		11,027	0.50		2.47		34		0.50
Year ended 3/31/2002	10.41	3.56		4,241	0.50		3.56		37		0.50
Year ended 3/31/2001	10.43	4.33		1,487	0.50		4.80		35		0.50
Class B Shares
Six months ended 9/30/2005 (unaudited)(d)	$10.85	3.29	%(e)	$86,540	1.25	%(f)	1.46	%(f)	16	%(e)	1.25	%(f)
Year ended 3/31/2005	11.01	2.30		85,762	1.25		1.28		34		1.25
Year ended 3/31/2004	11.08	16.94		80,486	1.25		1.20		14		1.25
Year ended 3/31/2003	9.66	(5.20)		43,905	1.25		1.72		34		1.25
Year ended 3/31/2002	10.41	2.77		13,926	1.25		2.81		37		1.25
Year ended 3/31/2001	10.44	3.55		5,391	1.25		4.05		35		1.25
Class C Shares
Six months ended 9/30/2005 (unaudited)(d)	$10.79	3.22	%(e)	$20,869	1.25	%(f)	1.46	%(f)	16	%(e)	1.25	%(f)
Year ended 3/31/2005	10.96	2.32		17,708	1.25		1.28		34		1.25
Year ended 3/31/2004	11.03	16.95		17,469	1.25		1.20		14		1.25
Year ended 3/31/2003	9.62	(5.23)		5,066	1.25		1.72		34		1.25
Year ended 3/31/2002	10.37	2.77		1,829	1.25		2.81		37		1.25
Year ended 3/31/2001	10.40	3.50		1,051	1.25		4.05		35		1.25
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)	$10.81	3.82	%(e)	$60,662	0.25	%(f)	2.46	%(f)	16	%(e)	0.25	%(f)
Year ended 3/31/2005	10.97	3.32		56,897	0.25		2.28		34		0.25
Year ended 3/31/2004	11.04	18.08		59,040	0.25		2.20		14		0.25
Year ended 3/31/2003	9.62	(4.22)		33,316	0.25		2.72		34		0.25
Year ended 3/31/2002	10.35	3.83		25,906	0.25		3.81		37		0.25
Year ended 3/31/2001	10.37	4.60		15,297	0.25		5.05		35		0.25

See Accompanying Notes to Financial Statements.

29

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)(a)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
LifeGoal Income Portfolio
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)	$10.07	$0.17	$- (e)	$0.17	$(0.17)	$(0.02)	$(0.19)
Year ended 3/31/2005	10.31	0.31	(0.09)	0.22	(0.42)	(0.04)	(0.46)
Period ended 3/31/2004(h)	10.00	0.21	0.30	0.51	(0.20)	-	(0.20)
Class B Shares
Six months ended 9/30/2005 (unaudited)(d)	$10.06	$0.14	$- (e)	$0.14	$(0.14)	$(0.02)	$(0.16)
Year ended 3/31/2005	10.30	0.24	(0.10)	0.14	(0.34)	(0.04)	(0.38)
Period ended 3/31/2004(h)	10.00	0.16	0.31	0.47	(0.17)	-	(0.17)
Class C Shares
Six months ended 9/30/2005 (unaudited)(d)	$10.05	$0.13	$0.01	$0.14	$(0.14)	$(0.02)	$(0.16)
Year ended 3/31/2005	10.28	0.24	(0.09)	0.15	(0.34)	(0.04)	(0.38)
Period ended 3/31/2004(i)	10.00	0.16	0.29	0.45	(0.17)	-	(0.17)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)	$10.08	$0.18	$0.01	$0.19	$(0.19)	$(0.02)	$(0.21)
Year ended 3/31/2005	10.31	0.32	(0.07)	0.25	(0.44)	(0.04)	(0.48)
Period ended 3/31/2004(h)	10.00	0.23	0.30	0.53	(0.22)	-	(0.22)

(a)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(b)  Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

(c)  The Portfolio's expenses do not include the expenses of the underlying funds.

(d)  On August 22, 2005, the Portfolio's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(e)  Amount rounds to less than $0.01 per share.

(f)  Not annualized.

(g)  Annualized.

(h)  The Portfolio's Investor A, Investor B and Primary A shares commenced operations on September 4, 2003.

(i)  The Portfolio's Investor C shares commenced operations on September 5, 2003.

See Accompanying Notes to Financial Statements.

30

Financial highlights (continued)

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets(c)		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets(c)
LifeGoal Income Portfolio
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)	$10.05	1.74	%(f)	$20,542	0.67	%(g)	3.38	%(g)	9	%(f)	1.17	%(g)
Year ended 3/31/2005	10.07	2.12		25,211	0.67		3.01		48		1.12
Period ended 3/31/2004(h)	10.31	5.18		35,964	0.67	(g)	3.14	(g)	5		1.17	(g)
Class B Shares
Six months ended 9/30/2005 (unaudited)(d)	$10.04	1.35	%(f)	$12,514	1.42	%(g)	2.68	%(g)	9	%(f)	1.92	%(g)
Year ended 3/31/2005	10.06	1.35		12,740	1.42		2.36		48		1.87
Period ended 3/31/2004(h)	10.30	4.70		9,269	1.42	(g)	2.39	(g)	5		1.92	(g)
Class C Shares
Six months ended 9/30/2005 (unaudited)(d)	$10.03	1.35	%(f)	$7,477	1.42	%(g)	2.62	%(g)	9	%(f)	1.92	%(g)
Year ended 3/31/2005	10.05	1.46		9,881	1.42		2.36		48		1.87
Period ended 3/31/2004(i)	10.28	4.49		8,340	1.42	(g)	2.39	(g)	5		1.92	(g)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)	$10.06	1.86	%(f)	$178	0.42	%(g)	3.55	%(g)	9	%(f)	0.92	%(g)
Year ended 3/31/2005	10.08	2.47		667	0.42		3.26		48		0.87
Period ended 3/31/2004(h)	10.31	5.31		2,060	0.42	(g)	3.39	(g)	5		0.92	(g)

See Accompanying Notes to Financial Statements.

31

Notes to financial statements  September 30, 2005 (unaudited)

Note 1.  Organization

Columbia Funds Series Trust (the "Trust"), formerly Nations Funds Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as an open-end investment company. Information presented in these financial statements pertains to the following portfolios of the Trust (each a "Portfolio" and collectively, the "Portfolios"):

Portfolio Name	Former Portfolio Name
Columbia LifeGoal Growth Portfolio	Nations LifeGoal Growth Portfolio

Columbia LifeGoal Balanced Growth Portfolio	Nations LifeGoal Balanced Growth Portfolio

Columbia LifeGoal Income and Growth Portfolio	Nations LifeGoal Income and Growth Portfolio

Columbia LifeGoal Income Portfolio	Nations LifeGoal Income Portfolio

On September 23, 2005, Nations Funds Trust was renamed Columbia Funds Series Trust. Also on that date, each of the Portfolios presented in these financial statements was renamed as disclosed above.

Investment goals: Columbia LifeGoal Growth Portfolio seeks capital appreciation through exposure to a variety of equity market segments. Columbia LifeGoal Balanced Growth Portfolio seeks total return through a balance of equity and fixed income securities. Columbia LifeGoal Income and Growth Portfolio seeks current income and modest growth to protect against inflation and to preserve purchasing power. Columbia LifeGoal Income Portfolio seeks current income through investments primarily in fixed income and income-oriented equity securities consistent with moderate fluctuation of principal.

The Portfolios invest in Mortgage- and Asset-Backed Portfolio or Class Z shares and Capital Class shares of other Columbia Funds (the "Underlying Funds'') advised by Columbia Management Advisors, LLC ("Columbia") and its affiliates.

Portfolio shares: The Portfolios are authorized to issue an unlimited number of shares without par value and currently offer four classes of shares: Class A, Class B, Class C and Class Z shares. Shareholders of a Portfolio have equal voting rights on matters affecting all shareholders of the Portfolio. In addition, each class of shares of a Portfolio has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class. On August 22, 2005, Investor A, Investor B, Investor C and Primary A shares of the Portfolios were redesignated Class A, Class B, Class C and Class Z shares, respectively.

Note 2.  Significant accounting policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year financial statement presentation. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

Security valuation: Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Security transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition: Distributions from the Underlying Funds are recorded on the ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Expenses: General expenses of the Trust are allocated to the Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Portfolio or class of shares are charged to such Portfolio or class.

32

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Dividends and distributions to shareholders: Distributions from net investment income are declared and paid each calendar quarter for each of the Portfolios. The Portfolios may, however, declare and pay distributions from net investment income more frequently. Each Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions are recorded on ex-dividend date. Income distributions and capital gain distributions on a Portfolio level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal income tax status: Each Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Indemnification: In the normal course of business, each Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims against the Portfolio. Also, under the Trust's organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be minimal.

Note 3.  Federal tax information

The tax character of distributions paid during the year ended March 31, 2005 was as follows:

Portfolio	Ordinary Income*	Long-Term Capital Gains
Columbia LifeGoal Growth Portfolio	$2,169,225	$18,366
Columbia LifeGoal Balanced Growth Portfolio	13,074,928	4,131,182
Columbia LifeGoal Income and Growth Portfolio	4,973,029	1,547,984
Columbia LifeGoal Income Portfolio	2,205,823	106,194

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2005, based on cost of investments for federal income tax purposes was:

Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Columbia LifeGoal Growth Portfolio	$55,982,703	$(519,252)	$55,463,451
Columbia LifeGoal Balanced Growth Portfolio	62,212,152	(6,011,724)	56,200,428
Columbia LifeGoal Income and Growth Portfolio	6,290,591	(2,819,270)	3,471,321
Columbia LifeGoal Income Portfolio	245,033	(448,436)	(203,403)

Note 4.  Fees and compensation paid to affiliates

Investment advisory fee: Columbia Management Advisors, LLC ("Columbia") is the investment advisor to the Portfolios. Prior to September 30, 2005, Banc of America Capital Management, LLC ("BACAP''), a wholly-owned subsidiary of Bank of America, N.A., which in turn is a wholly-owned banking subsidiary of Bank of America Corporation ("BOA''), was the investment advisor to the Portfolios, under the same fee structure. On September 30, 2005, Columbia Management Advisors, Inc., a wholly-owned subsidiary of BOA, merged into BACAP. At that time, the combined investment advisor was then renamed Columbia Management Advisors, LLC.

33

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Portfolio at the following annual rates:

Portfolio	Annual Rate
Columbia LifeGoal Growth Portfolio	0.25%
Columbia LifeGoal Balanced Growth Portfolio	0.25%
Columbia LifeGoal Income and Growth Portfolio	0.25%
Columbia LifeGoal Income Portfolio	0.50%*

*  Columbia is entitled to receive an investment advisory fee based on LifeGoal Income Portfolio's average daily net assets that are invested in direct securities or in the Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio and/or High Income Portfolio (collectively referred to as the "Fixed Income Sector Portfolios''). Columbia LifeGoal Income Portfolio is not charged an advisory fee on its assets that are invested in the Columbia Funds (other than the Fixed Income Sector Portfolios.)

Under the investment advisory agreement, Columbia has agreed to bear all fees and expenses of the Portfolios (excluding Columbia LifeGoal Income Portfolio) (exclusive of investment advisory fees, Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees, brokerage fees and commissions, taxes, interest expenses of borrowing money and extraordinary expenses, if any).

Administration fee: Columbia provides administrative and other services to the Portfolios. State Street Bank and Trust Company ("State Street") serves as the sub-administrator to the Portfolios. Prior to August 22, 2005, BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of BOA, served as the administrator to the Portfolios under the same fee structure and Bank of New York ("BNY") served as the sub-administrator to the Portfolios.

Under the administration agreement, Columbia does not receive any compensation for its services from the Portfolios (excluding Columbia LifeGoal Income Portfolio). With respect to Columbia LifeGoal Income Portfolio, Columbia is entitled to receive an administration fee, computed daily and paid monthly, at the annual rate of 0.23% of the average daily net assets for the Columbia LifeGoal Income Portfolio. For the six months ended September 30, 2005, Columbia earned 0.19% on Columbia LifeGoal Income Portfolio's assets that were invested in the Fixed Income Sector Portfolios and 0.04% on Columbia LifeGoal Income Portfolio's assets invested in the Columbia Funds.

Transfer agent fee: Columbia Management Services, Inc. (the "Transfer Agent"), formerly Columbia Funds Services, Inc., an affiliate of Columbia and a wholly-owned subsidiary of BOA, provides shareholder services to the Portfolios. The Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Prior to August 22, 2005, PFPC Inc. ("PFPC") served as the transfer agent for the Portfolios' shares and BOA served as the sub-transfer agent for the Class Z shares (formerly Primary A shares) of the Portfolios. On August 22, 2005, Columbia Funds Services, Inc. was renamed Columbia Management Services, Inc.

Effective August 22, 2005, for accounts other than omnibus accounts, the Transfer Agent receives a fee, paid monthly, at the annual rate of $15.23 per open account of Columbia LifeGoal Portfolio. For omnibus accounts, the Transfer agent receives a fee at the maximum annual rate of 0.11% of the net assets within each omnibus account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to August 22, 2005, BOA was entitled to receive from PFPC a fee equal to the costs incurred by BOA in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Class Z shares of Columbia LifeGoal Income Portfolio. These amounts are included in "Transfer agent fees'' on the Statements of operations. For the period ended August 22, 2005, BOA earned sub-transfer agent fees from the Columbia LifeGoal Income Portfolio as follows:

Portfolio	Sub-Transfer Agent Fee
Columbia LifeGoal Income Portfolio	$4

34

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Underwriting discounts, service and distribution fees: Columbia Management Distributors, Inc. (the "Distributor") serves as distributor of the Portfolios' shares. Prior to August 22, 2005, BACAP Distributors, a wholly-owned subsidiary of BOA, served as the distributor of the Portfolios' shares, under the same fee structure. On August 22, 2005, BACAP Distributors merged into Columbia Funds Distributor, Inc., an affiliate of BACAP and a wholly-owned subsidiary of BOA. Columbia Funds Distributor, Inc, was then renamed Columbia Management Distributors, Inc.

For the six months ended September 30, 2005, the Distributor has retained net underwriting discounts and net contingent deferred sales charges ("CDSC") as follows:

	Front End Sales Charge	Contingent Deferred Sales Charge
Portfolio	Class A	Class A	Class B	Class C
Columbia LifeGoal Growth Portfolio	$79,864	$12	$135,213	$2,838
Columbia LifeGoal Balanced Growth Portfolio	173,913	959	313,850	15,531
Columbia LifeGoal Income and Growth Portfolio	18,726	3,821	100,748	4,079
Columbia LifeGoal Income Portfolio	1,488	-	18,402	4,678

The Trust has adopted shareholder servicing plans and distribution plans for the Class B shares and Class C shares of each Portfolio and a combined distribution and shareholder servicing plan for Class A shares of each Portfolio. The shareholder servicing plans permit the Portfolios to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolios to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Portfolio directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate (after fee waiver)	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%

Expense limits and fee reimbursements: For the six months ended September 30, 2005, the Distributor agreed to waive 0.10% of its administration fees for LifeGoal Income Portfolio as a percentage of the LifeGoal Income Portfolio's average daily net assets that are invested in the Columbia Funds.

Columbia and/or its affiliates may, from time to time reduce its fee payable by each Portfolio. For the six months ended September 30, 2005, Columbia agreed to waive 0.10% of its advisory fees for LifeGoal Income Portfolio as a percentage of the Portfolio's average daily net assets that were invested in direct securities or the Fixed Income Sector Portfolios. For the six months ended September 30, 2005, Columbia agreed to limit total annual operating expenses (exclusive of shareholder servicing fees and distribution fees) to 0.42% of LifeGoal Income Portfolio's average daily net assets through
July 31, 2006. There is no guarantee that this limitation will continue.

Fees paid to officers and trustees: With the exception of one officer, all officers of the Portfolios are employees of Columbia or its affiliates and receive no compensation from the Portfolios. The Board of Trustees appointed a Chief Compliance Officer to the Portfolios in accordance with federal securities regulations. Each Portfolio, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer position. Each Portfolio's fee will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Portfolios' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible

35

Notes to financial statements (continued)  September 30, 2005 (unaudited)

mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves (formerly Nations Treasury Reserves), another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statements of operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statements of assets and liabilities.

Note 5.  Portfolio information

For the six months ended September 30, 2005, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

Portfolio	Purchases	Sales
Columbia LifeGoal Growth Portfolio	$116,523,651	$87,046,508
Columbia LifeGoal Balanced Growth Portfolio	233,594,228	174,448,312
Columbia LifeGoal Income and Growth Portfolio	38,828,205	33,325,422
Columbia LifeGoal Income Portfolio	3,907,843	11,801,514

Note 6.  Shares of beneficial interest

An unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Class B shares generally convert to Class A shares as follows:

Class B Shares purchased:	Will convert to Class A Shares after:
- after November 15, 1998	Eight years

- between August 1, 1997 and November 15, 1998

$0 - $249,999	Nine years

$250,000 - $499,999	Six years

$500,000 - $999,999	Five years

- before August 1, 1997	Nine years

See Schedules of capital stock activity.

As of September 30, 2005, the Portfolios had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolios. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

Portfolio	Number of Shareholders	% of Shares Outstanding Held
Columbia LifeGoal Growth Portfolio	2	31.0%
Columbia LifeGoal Balanced Growth Portfolio	1	26.5
Columbia LifeGoal Income and Growth Portfolio	1	20.7
Columbia LifeGoal Income Portfolio	2	0.4

As of September 30, 2005, the Portfolios had shareholders that held greater than 5% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolios. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

Portfolio	Number of Shareholders	% of Shares Outstanding Held
Columbia LifeGoal Income and Growth Portfolio	1	7.0%

36

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Note 7.  Line of credit

The Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating fund based on the average net assets of the participating funds. For Columbia LifeGoal Income Portfolio, the structuring fee is included in "Other expenses" on the Statements of operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating funds.

Prior to August 22, 2005, the Trust participated with other affiliated funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement''). Advances under the Agreement were taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings was payable at a specified Federal Funds Rate plus 0.50% on an annualized basis. Each participating fund maintained a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

For the six months ended September 30, 2005, the Portfolios did not borrow under these arrangements.

Note 8.  Disclosure of significant risks and contingencies

Risk factors of the portfolios and the underlying funds: Investing in the Underlying Funds through the Portfolios involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund and incur custody and other costs until Columbia determines that it is appropriate to dispose of such securities.

The Officers and Trustees of the Trust also serve as Officers and Trustees of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolios and the Underlying Funds.

From time to time, one or more of the Underlying Funds a Portfolio invests in may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by Columbia. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. Columbia, representing the interests of the Underlying Funds, is committed to minimizing the impact of Portfolio transactions on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. Columbia may, nevertheless, face conflicts of interest in fulfilling its responsibilities to both the Portfolios and the Underlying Funds.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in

37

Notes to financial statements (continued)  September 30, 2005 (unaudited)

below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

Legal Proceedings:  On February 9, 2005, BACAP (which has since been renamed Columbia Management Advisors, LLC) ("Columbia") and BACAP Distributors (which has since merged into Columbia Management Distributors, Inc. (formerly Columbia Funds Distributor, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, Columbia and its affiliate, Banc of America Securities, LLC ("BAS") have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, the Columbia Group to reduce Columbia Funds, and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. The Columbia Group is currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and Independent Trustees and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under development. As such, any gain to the Columbia Funds or their shareholders can not be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly Nations Funds Trust) (the "Trust"), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including Columbia and the Distributor (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints.

One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names the Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Trust against BAC and others that asserts claims under federal securities laws and state common law. The Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against the Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Trust has filed a motion to dismiss that is pending. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

38

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39

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40

IMPORTANT INFORMATION ABOUT THIS REPORT

  Columbia Funds

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800-345-6611

Distributor

Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110

The portfolios mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia LifeGoal Portfolios. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the portfolios and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the portfolios use to determine how to vote proxies and a copy of the portfolios' voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the portfolios voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the portfolios voted proxies relating to portfolio securities is also available from the portfolios' website.

The portfolios file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolios' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A. merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

41

COLUMBIA FUNDS

Growth Funds	Columbia Acorn Fund

Columbia Acorn Select

Columbia Acorn USA

Columbia Growth Stock Fund

Columbia Large Cap Growth Fund

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Marsico Mid Cap Growth Fund

Columbia Mid Cap Growth Fund

Columbia Small Cap Growth Fund I

Columbia Small Cap Growth Fund II

Columbia Small Company Equity Fund

Columbia Tax-Managed Growth Fund

Core Funds	Columbia Common Stock Fund

Columbia Large Cap Core Fund

Columbia Small Cap Core Fund

Columbia Young Investor Fund

Value Funds	Columbia Disciplined Value Fund

Columbia Dividend Income Fund

Columbia Large Cap Value Fund

Columbia Mid Cap Value Fund

Columbia Small Cap Value Fund I

Columbia Small Cap Value Fund II

Columbia Strategic Investor

Asset Allocation/	Columbia Asset Allocation Fund

Hybrid Funds	Columbia Asset Allocation Fund II

Columbia Balanced Fund

Columbia Liberty Fund

Columbia LifeGoalTM Balanced Growth Portfolio

Columbia LifeGoalTM Growth Portfolio

Columbia LifeGoalTM Income Portfolio

Columbia LifeGoalTM Income and Growth Portfolio

Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Index Fund

Columbia Mid Cap Index Fund

Columbia Small Cap Index Fund

Specialty Funds	Columbia Convertible Securities Fund

Columbia Real Estate Equity Fund

Columbia Technology Fund

Columbia Utilities Fund

Global/	Columbia Acorn International

International Funds	Columbia Acorn International Select

Columbia Global Value Fund

Columbia Greater China Fund

Columbia International Stock Fund

Columbia International Value Fund

Columbia Marsico International Opportunities Fund

Columbia Multi-Advisor International Equity Fund

Columbia World Equity Fund

Taxable Bond Funds	Columbia Conservative High Yield Fund

Columbia Core Bond Fund

Columbia Federal Securities Fund

Columbia High Income Fund

Columbia High Yield Opportunity Fund

Columbia Income Fund

Columbia Intermediate Bond Fund

Columbia Intermediate Core Bond Fund

Columbia Short Term Bond Fund

Columbia Strategic Income Fund

Columbia Total Return Bond

Columbia U.S. Treasury Index Fund

Tax-Exempt Bond	Columbia California Tax-Exempt Fund

Funds	Columbia CA Intermediate Municipal Bond Fund

Columbia Connecticut Tax-Exempt Fund

Columbia CT Intermediate Municipal Bond Fund

Columbia FL Intermediate Municipal Bond Fund

Columbia GA Intermediate Municipal Bond Fund

Columbia High Yield Municipal Fund

Columbia Intermediate Municipal Bond Fund

Columbia MA Intermediate Municipal Bond Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia MD Intermediate Municipal Bond Fund

Columbia Municipal Income Fund

Columbia NC Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia NJ Intermediate Municipal Bond Fund

Columbia NY Intermediate Municipal Bond Fund

Columbia OR Intermediate Municipal Bond Fund

Columbia RI Intermediate Municipal Bond Fund

Columbia SC Intermediate Municipal Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Tax-Exempt Fund

Columbia Tax-Exempt Insured Fund

Columbia TX Intermediate Municipal Bond Fund

Columbia VA Intermediate Municipal Bond Fund

Money Market Funds	Columbia Cash Reserves

Columbia CA Tax-Exempt Reserves

Columbia Government Reserves

Columbia Government Plus Reserves

Columbia MA Municipal Reserves

Columbia Money Market Reserves

Columbia Municipal Reserves

Columbia NY Tax-Exempt Reserves

Columbia Prime Reserves

Columbia Tax-Exempt Reserves

Columbia Treasury Reserves

Please consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. Contact us at 800-345-6611 for a prospectus which contains this and other important information about the fund. Read it carefully before you invest.

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A., merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

SHC-44/91204-0905 (11/05) 05/8512

Government & Corporate
Bond Funds

Columbia Total Return Bond Fund

Columbia Short Term
Bond Fund

Columbia Intermediate
Core Bond Fund

Columbia High Income Fund

Semiannual report for the period ended
September 30, 2005

A description of the policies and procedures that the funds use to determine how to vote proxies and a copy of the funds' voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the funds voted proxies relating to portfolio securities is also available from the funds' website.

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of Columbia Funds. This material must be preceded or accompanied by a current Columbia Funds prospectus.

Columbia Management Advisors, Inc. combined with Banc of America Capital Management, LLC on September 30, 2005. At that time, the newly combined advisor underwent a name change to Columbia Management Advisors, LLC and will continue to operate as a SEC registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

On August 22, 2005, BACAP Distributors, LLC and Columbia Funds Distributor, Inc., members NASD, SIPC, merged to form Columbia Management Distributors, Inc. Columbia Funds are distributed by Columbia Management Distributors, Inc., which is a part of Columbia Management and an affiliate of Bank of America Corporation. Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios.

The views expressed in the President's Letter reflect current views. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President's Letter

Dear Shareholder:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan. We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.

Sincerely,

Christopher L. Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the Legal and Compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004.

Columbia Funds

Disclosure of fund expenses	3

Investment portfolios	11

Statements of assets and liabilities	36

Statements of operations	37

Statements of changes in net assets	38

Schedules of capital stock activity	40

Financial highlights	44

Notes to financial statements	52

Columbia Master Investment Trust

Investment portfolios	66

Statements of assets and liabilities	84

Statements of operations	85

Statements of changes in net assets	86

Financial highlights	87

Notes to financial statements	88

Important information about this report	97

Columbia Total Return
Bond Fund

(formerly Nations Bond Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,021.11	1,021.01	4.10	4.10	0.81
Class B	1,000.00	1,000.00	1,017.30	1,017.25	7.89	7.89	1.56
Class C	1,000.00	1,000.00	1,017.30	1,017.25	7.89	7.89	1.56
Class Z	1,000.00	1,000.00	1,022.41	1,022.26	2.84	2.84	0.56

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

3

Columbia Total Return
Bond Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

4

Columbia Short Term
Bond Fund

(formerly Nations Short Term Income Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,013.89	1,021.36	3.74	3.75	0.74
Class B	1,000.00	1,000.00	1,010.18	1,017.60	7.51	7.54	1.49
Class C	1,000.00	1,000.00	1,010.18	1,017.60	7.51	7.54	1.49
Class Z	1,000.00	1,000.00	1,015.19	1,022.61	2.48	2.48	0.49

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

5

Columbia Short Term
Bond Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

6

Columbia Intermediate
Core Bond Fund

(formerly Nations Intermediate Bond Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,016.09	1,020.66	4.45	4.46	0.88
Class B	1,000.00	1,000.00	1,012.48	1,016.90	8.22	8.24	1.63
Class C	1,000.00	1,000.00	1,012.08	1,016.90	8.22	8.24	1.63
Class Z	1,000.00	1,000.00	1,017.50	1,021.91	3.19	3.19	0.63

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

7

Columbia Intermediate
Core Bond Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

8

Columbia High
Income Fund

(formerly Nations High Yield Bond Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,018.10	1,019.65	5.46	5.47	1.08
Class B	1,000.00	1,000.00	1,015.39	1,015.89	9.25	9.25	1.83
Class C	1,000.00	1,000.00	1,015.39	1,015.89	9.25	9.25	1.83
Class Z	1,000.00	1,000.00	1,020.41	1,020.91	4.20	4.20	0.83

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

9

Columbia High
Income Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

10

Columbia Total Return Bond Fund

Investment portfolio  September 30, 2005 (unaudited)

Par			Value
		Corporate fixed-income bonds & notes - 35.4%
		Basic materials - 1.8%
		Chemicals - 0.9%
		Dow Chemical Co.
	$1,994,000	6.125% 02/01/11	$2,107,957
	2,716,000	7.375% 11/01/29	3,311,863
	2,108,000	E.I. Dupont De Nemours & Co. 3.375% 11/15/07	2,062,910
	1,702,000	Eastman Chemical Co. 6.300% 11/15/18	1,797,227
	385,000	EquiStar Chemicals LP 10.625% 05/01/11	419,650
	190,000	Huntsman International LLC 7.375% 01/01/15(a)	181,925
	375,000	Huntsman LLC 11.500% 07/15/12	427,500
	200,000	IMC Global, Inc. 10.875% 08/01/13	234,500
	200,000	Lyondell Chemical Co. 9.625% 05/01/07	210,000
		Nell AF SARL
EUR	160,000	8.375% 08/15/15(a)	198,123
USD	180,000	8.375% 08/15/15	176,625
	750,000	NOVA Chemicals Corp. 6.500% 01/15/12	735,000
		Praxair, Inc.
	1,989,000	4.750% 07/15/07	1,996,220
	2,325,000	6.500% 03/01/08	2,418,372
	465,000	Rhodia SA 8.875% 06/01/11	441,169
	410,000	Terra Capital, Inc. 12.875% 10/15/08	483,800
			17,202,841
		Forest products & paper - 0.6%
	410,000	Abitibi-Consolidated, Inc. 8.375% 04/01/15	403,850
	450,000	Boise Cascade LLC 7.125% 10/15/14	426,375
	220,000	Buckeye Technologies, Inc. 8.500% 10/01/13	224,400
	310,000	Caraustar Industries, Inc. 9.875% 04/01/11	310,388
	320,000	Georgia-Pacific Corp. 8.000% 01/15/24	352,400
	2,317,000	International Paper Co. 4.250% 01/15/09	2,263,176
	1,705,000	MeadWestvaco Corp. 6.850% 04/01/12	1,850,641
	400,000	Millar Western Forest Products Ltd. 7.750% 11/15/13	340,000
	340,000	Newark Group, Inc. 9.750% 03/15/14	302,600
	180,000	Newpage Corp. 12.000% 05/01/13	154,800

Par		Value
	Forest products & paper - (continued)
$245,000	Norske Skog Canada Ltd. 8.625% 06/15/11	$247,450
255,000	Tembec Industries, Inc. 8.500% 02/01/11	166,706
2,710,000	Westvaco Corp. 8.200% 01/15/30	3,349,641
		10,392,427
	Metals & mining - 0.3%
3,385,000	Alcoa, Inc. 7.375% 08/01/10	3,761,276
1,683,000	CODELCO, Inc. 5.500% 10/15/13(a)	1,735,594
80,000	Hudson Bay Mining & Smelting Co., Ltd. 9.625% 01/15/12	81,200
		5,578,070
		33,173,338
	Communications - 4.8%
	Advertising - 0.0%
525,000	Advanstar Communications, Inc. 12.000% 02/15/11	560,438
300,000	WDAC Subsidiary Corp. 8.375% 12/01/14(a)	291,000
		851,438
	Media - 2.0%
400,000	CBD Media Holdings LLC & Finance, Inc. 9.250% 07/15/12	408,000
500,000	Charter Communications Holdings II LLC 10.250% 09/15/10	513,750
	Charter Communications Holdings LLC
260,000	(b)04/01/11 (9.920% 11/14/05)	191,100
730,000	9.920% 04/01/14	536,550
1,550,000	Comcast Cable Communications, Inc. 7.125% 06/15/13	1,722,747
4,000,000	Comcast Corp. 7.050% 03/15/33	4,440,040
	CSC Holdings, Inc.
310,000	7.000% 04/15/12(a)	292,175
790,000	7.625% 04/01/11	778,150
1,000,000	Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09	1,090,000
600,000	Dex Media, Inc. (b)11/15/13 (9.000% 11/15/08)	471,750
530,000	EchoStar DBS Corp. 6.625% 10/01/14	526,025

See Accompanying Notes to Financial Statements.

11

Columbia Total Return Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Media - (continued)
$215,000	Fisher Communications, Inc. 8.625% 09/15/14	$229,513
305,000	Haights Cross Communications, Inc. (b)08/15/11 (12.500% 08/01/09)	189,100
95,000	Haights Cross Operating Co. 11.750% 08/15/11	103,075
460,000	Hollinger, Inc. 12.875% 03/01/11(a)	506,000
310,000	Lamar Media Corp. 6.625% 08/15/15(a)	314,650
95,000	LIN Television Corp. 6.500% 05/15/13(a)	89,775
	News America Holdings, Inc.
3,650,000	8.150% 10/17/36	4,449,313
647,000	9.250% 02/01/13	801,769
840,000	News America, Inc. 6.550% 03/15/33	877,405
	Paxson Communications Corp.
310,000	(b)01/15/09 (12.250% 01/15/06)	300,700
110,000	10.750% 07/15/08	108,488
500,000	PriMedia, Inc. 8.875% 05/15/11	522,500
500,000	Quebecor Media, Inc. 11.125% 07/15/11	546,875
500,000	Sinclair Broadcast Group, Inc. 8.750% 12/15/11	525,000
2,159,000	TCI Communications, Inc. 9.875% 06/15/22	2,999,175
	Time Warner, Inc.
3,000,000	6.150% 05/01/07	3,064,530
1,740,000	8.110% 08/15/06	1,789,973
2,472,000	9.125% 01/15/13	3,028,447
500,000	Vertis, Inc. 10.875% 06/15/09	492,500
1,852,000	Viacom, Inc. 5.625% 05/01/07	1,875,317
2,179,000	Walt Disney Co. 5.500% 12/29/06	2,203,644
		35,988,036
	Telecommunication services - 2.8%
400,000	American Cellular Corp. 10.000% 08/01/11	436,000
250,000	American Towers, Inc. 7.250% 12/01/11	265,000
400,000	Axtel SA de CV 11.000% 12/15/13	452,000
665,000	Cincinnati Bell, Inc. 7.000% 02/15/15	640,062
3,000,000	Cingular Wireless LLC 7.125% 12/15/31	3,425,280

Par		Value
	Telecommunication services - (continued)
$605,000	Citizens Communications Co. 9.000% 08/15/31	$614,831
3,500,000	Deutsche Telekom International Finance BV 8.750% 06/15/30	4,516,050
340,000	Digicel Ltd. 9.250% 09/01/12(a)	356,575
265,000	Dobson Communications Corp. 8.875% 10/01/13	266,325
410,000	Horizon PCS, Inc. 11.375% 07/15/12	471,500
350,000	Inmarsat Finance II PLC (b)11/15/12 (10.375% 11/15/08)	288,750
250,000	Insight Midwest LP/Insight Capital, Inc. 9.750% 10/01/09	256,250
360,000	Intelsat Bermuda Ltd. 8.250% 01/15/13(a)	361,800
200,000	Intelsat Ltd. 6.500% 11/01/13	155,250
350,000	Lucent Technologies, Inc. 6.450% 03/15/29	306,250
1,000,000	Nextel Communications, Inc. 7.375% 08/01/15	1,072,500
500,000	Nextel Partners, Inc. 8.125% 07/01/11	540,000
490,000	PanAmSat Corp. 9.000% 08/15/14	518,175
400,000	Qwest Communications International, Inc. 7.500% 02/15/14(a)	377,000
	Qwest Corp.
505,000	7.500% 06/15/23	459,550
630,000	8.875% 03/15/12	686,700
1,000,000	Qwest Services Corp. 13.500% 12/15/10	1,146,250
315,000	Rogers Cantel, Inc. 9.750% 06/01/16	380,363
200,000	Rogers Wireless, Inc. 8.000% 12/15/12	211,000
	Rural Cellular Corp.
500,000	8.250% 03/15/12	523,750
270,000	9.750% 01/15/10	272,700
565,000	SBA Telecommunications, Inc. (b)12/15/11 (9.750% 12/15/07)	519,800
	Sprint Capital Corp.
1,009,000	6.125% 11/15/08	1,048,280
5,223,000	8.375% 03/15/12	6,146,635
2,977,000	8.750% 03/15/32	3,986,739
250,000	Syniverse Technologies, Inc. 7.750% 08/15/13(a)	251,875

See Accompanying Notes to Financial Statements.

12

Columbia Total Return Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Telecommunication services - (continued)
$470,000	Telenet Group Holding NV (b)06/15/14(a) (11.500% 12/15/08)	$383,637
7,873,000	TELUS Corp. 7.500% 06/01/07	8,218,625
135,000	Time Warner Telecom Holdings, Inc. 9.250% 02/15/14	137,025
205,000	Time Warner Telecom, Inc. 10.125% 02/01/11	211,150
175,000	US LEC Corp. 12.716% 10/01/09(c)	180,250
500,000	US Unwired, Inc. 10.000% 06/15/12	573,125
9,157,000	Verizon Pennsylvania, Inc. 5.650% 11/15/11	9,365,963
270,000	Zeus Special Subsidiary Ltd. (b)02/01/15(a) (9.250% 02/01/10)	178,538
		50,201,553
		87,041,027
	Consumer cyclical - 2.7%
	Airlines - 0.2%
	Continental Airlines, Inc.
2,923,070	7.461% 04/01/15	2,718,455
500,000	7.568% 12/01/06	433,750
		3,152,205
	Apparel - 0.2%
290,000	Broder Brothers Co. 11.250% 10/15/10	287,100
2,030,000	Jones Apparel Group, Inc. 6.125% 11/15/34	1,739,345
680,000	Levi Strauss & Co. 9.750% 01/15/15	691,900
300,000	Phillips-Van Heusen Corp. 8.125% 05/01/13	321,000
		3,039,345
	Auto manufacturers - 0.5%
6,697,000	DaimlerChrysler N.A. Holding Corp. 4.050% 06/04/08	6,545,983
3,234,000	Ford Motor Co. 7.450% 07/16/31	2,522,520
645,000	General Motors Corp. 8.375% 07/15/33	503,100
265,000	Navistar International Corp. 7.500% 06/15/11	268,975
		9,840,578
	Auto parts & equipment - 0.1%
315,000	Commercial Vehicle Group 8.000% 07/01/13(a)	316,575

Par		Value
	Auto parts & equipment - (continued)
$575,000	Cooper-Standard Automotive, Inc. 8.375% 12/15/14	$483,000
270,000	Delco Remy International, Inc. 9.375% 04/15/12	153,900
	Dura Operating Corp.
375,000	8.625% 04/15/12	330,000
90,000	9.000% 05/01/09	61,200
690,000	Goodyear Tire & Rubber Co. 9.000% 07/01/15(a)	677,925
160,000	Rexnord Corp. 10.125% 12/15/12	174,400
		2,197,000
	Distribution/ wholesale - 0.0%
130,000	Buhrmann US, Inc. 7.875% 03/01/15	131,300
	Entertainment - 0.2%
545,000	Global Cash Access LLC 8.750% 03/15/12	586,556
350,000	Loews Cineplex Entertainment Corp. 9.000% 08/01/14	339,500
170,000	Mohegan Tribal Gaming Authority 6.125% 02/15/13	168,938
460,000	Penn National Gaming, Inc. 6.750% 03/01/15	453,100
500,000	Pinnacle Entertainment, Inc. 8.750% 10/01/13	514,375
280,000	Seneca Gaming Corp. 7.250% 05/01/12	287,000
425,000	Six Flags, Inc. 9.625% 06/01/14	418,625
250,000	Steinway Musical Instruments, Inc. 8.750% 04/15/11	263,125
	Virgin River Casino Corp.
175,000	(b)01/15/13(a) (12.750% 01/15/09)	124,250
104,000	9.000% 01/15/12(c)	108,420
600,000	Warner Music Group 7.375% 04/15/14	603,750
		3,867,639
	Home builders - 0.4%
3,662,000	Beazer Homes USA, Inc. 6.500% 11/15/13	3,542,985
450,000	D.R. Horton, Inc. 9.750% 09/15/10	516,375
1,820,000	K. Hovnanian Enterprises, Inc. 6.500% 01/15/14	1,760,850
1,682,000	KB Home 5.750% 02/01/14	1,602,105

See Accompanying Notes to Financial Statements.

13

Columbia Total Return Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Home builders - (continued)
$370,000	Standard Pacific Corp. 7.000% 08/15/15	$356,125
		7,778,440
	Leisure time - 0.1%
85,000	Bombardier Recreational Products, Inc. 8.375% 12/15/13	88,400
330,000	Equinox Holdings, Inc. 9.000% 12/15/09	339,075
195,000	K2, Inc. 7.375% 07/01/14	195,000
475,000	Town Sports International, Inc. (b)02/01/14 (11.000% 02/01/09)	320,625
		943,100
	Lodging - 0.4%
270,000	Circus & Eldorado/Silver Legacy Capital Corp. 10.125% 03/01/12	283,500
380,000	Hard Rock Hotel, Inc. 8.875% 06/01/13	408,500
2,700,000	Harrah's Operating Co., Inc. 5.625% 06/01/15(a)	2,659,716
285,000	Inn of the Mountain Gods Resort & Casino 12.000% 11/15/10	322,762
490,000	Kerzner International Ltd. 6.750% 10/01/15(a)	478,975
	MGM Mirage
500,000	6.750% 09/01/12	503,750
500,000	8.500% 09/15/10	543,750
270,000	San Pasqual Casino 8.000% 09/15/13(a)	271,350
500,000	Station Casinos, Inc. 6.875% 03/01/16	507,500
500,000	Wynn Las Vegas LLC 6.625% 12/01/14	476,250
		6,456,053
	Office furnishings - 0.0%
260,000	Tempur-Pedic, Inc. 10.250% 08/15/10	283,400
	Retail - 0.6%
415,000	Asbury Automotive Group, Inc. 8.000% 03/15/14	397,363
1,981,021	CVS Corp. 5.298% 01/11/27(a)	1,976,583
410,000	Ferrellgas Partners LP 8.750% 06/15/12	417,175
215,000	Finlay Fine Jewelry Corp. 8.375% 06/01/12	178,988
300,000	Jean Coutu Group, Inc. (PJC) 8.500% 08/01/14	298,500

Par		Value
	Retail - (continued)
$240,000	Landry's Restaurants, Inc. 7.500% 12/15/14	$228,000
260,000	Movie Gallery, Inc. 11.000% 05/01/12	232,050
	Rite Aid Corp.
90,000	7.500% 01/15/15	85,500
270,000	9.250% 06/01/13	256,500
140,000	Suburban Propane Partners LP 6.875% 12/15/13	130,900
	Target Corp.
1,320,000	5.375% 06/15/09	1,354,940
2,876,000	5.400% 10/01/08	2,945,858
1,280,000	Wal-Mart Stores, Inc. 7.550% 02/15/30	1,629,798
		10,132,155
	Textiles - 0.0%
290,000	INVISTA 9.250% 05/01/12(a)	316,100
		48,137,315
	Consumer non-cyclical - 2.2%
	Agriculture - 0.0%
210,000	Alliance One International, Inc. 11.000% 05/15/12(a)	199,500
	Beverages - 0.2%
2,856,000	Anheuser-Busch Companies, Inc. 5.950% 01/15/33	3,070,200
240,000	Constellation Brands, Inc. 8.125% 01/15/12	253,200
		3,323,400
	Biotechnology - 0.0%
300,000	Bio-Rad Laboratories, Inc. 7.500% 08/15/13	318,000
	Commercial Services - 0.2%
225,000	Ashtead Holdings PLC 8.625% 08/01/15(a)	239,063
465,000	Corrections Corp. of America 6.250% 03/15/13	460,350
430,000	Dollar Financial Group, Inc. 9.750% 11/15/11	445,050
245,000	FTI Consulting 7.625% 06/15/13(a)	249,900
310,000	GEO Group, Inc. 8.250% 07/15/13	307,675
460,000	Iron Mountain, Inc. 7.750% 01/15/15	468,050

See Accompanying Notes to Financial Statements.

14

Columbia Total Return Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Commercial Services - (continued)
$265,000	Language Line Holdings, Inc. 11.125% 06/15/12	$241,812
90,000	Mac-Gray Corp. 7.625% 08/15/15(a)	91,800
	NationsRent, Inc.
265,000	9.500% 10/15/10	289,512
335,000	9.500% 05/01/15	348,400
345,000	Service Corp. International 7.700% 04/15/09	362,250
250,000	Sheridan Group 10.250% 08/15/11	260,000
190,000	Williams Scotsman, Inc. 8.500% 10/01/15(a)	191,900
		3,955,762
	Cosmetics/personal care - 0.2%
295,000	Del Laboratories, Inc. 8.000% 02/01/12	240,425
250,000	Elizabeth Arden, Inc. 7.750% 01/15/14	255,000
1,926,000	Procter & Gamble Co. 4.750% 06/15/07	1,935,168
	Revlon Consumer Products Corp.
80,000	8.625% 02/01/08	76,000
230,000	9.500% 04/01/11	216,200
		2,722,793
	Food - 0.8%
5,772,000	Cadbury-Schweppes PLC 5.125% 10/01/13(a)	5,763,400
453,000	Dole Food Co., Inc. 8.625% 05/01/09	471,120
6,630,000	Fred Meyer, Inc. 7.450% 03/01/08	7,006,982
610,000	Merisant Co. 10.750% 07/15/13(a)	414,800
410,000	Pinnacle Foods Holding Corp. 8.250% 12/01/13	390,525
430,000	Stater Brothers Holdings, Inc. 8.125% 06/15/12	424,625
196,000	United Agri Products 8.250% 12/15/11	207,025
		14,678,477
	Healthcare services - 0.5%
245,000	DaVita, Inc. 7.250% 03/15/15	248,369
175,000	HCA, Inc. 7.875% 02/01/11	188,333
380,000	InSight Health Services Corp. 9.875% 11/01/11	305,900

Par		Value
	Healthcare services - (continued)
$1,300,000	MQ Associates, Inc. (b)08/15/12 (12.250% 08/15/08)	$815,750
170,000	Select Medical Corp. 7.625% 02/01/15	163,200
655,000	Tenet Healthcare Corp. 9.875% 07/01/14	685,294
130,000	US Oncology Holdings, Inc. 9.264% 03/15/15(a)(c)	127,725
500,000	US Oncology, Inc. 9.000% 08/15/12	540,000
6,769,000	WellPoint Health Networks, Inc. 6.375% 06/15/06	6,857,403
		9,931,974
	Household products/ wares - 0.2%
270,000	ACCO Brands Corp. 7.625% 08/15/15(a)	266,625
435,000	Amscan Holdings, Inc. 8.750% 05/01/14	382,800
1,926,000	Fortune Brands, Inc. 2.875% 12/01/06	1,889,676
350,000	Jostens IH Corp. 7.625% 10/01/12	353,500
340,000	Playtex Products, Inc. 9.375% 06/01/11	355,300
		3,247,901
	Pharmaceuticals - 0.1%
325,000	AmerisourceBergen Corp. 5.875% 09/15/15(a)	322,562
435,000	Elan Finance PLC 7.750% 11/15/11(a)	383,344
350,000	Mylan Laboratories, Inc. 6.375% 08/15/15(a)	350,437
270,000	NBTY, Inc. 7.125% 10/01/15(a)	264,600
275,000	Nycomed A/S, 11.750% 09/15/13(a)(d)	328,343
310,000	Warner Chilcott Corp. 8.750% 02/01/15(a)	297,600
		1,946,886
		40,324,693
	Diversified - 0.5%
	Holding companies- diversified - 0.5%
500,000	Atlantic Broadband Finance LLC 9.375% 01/15/14	475,000
	Hutchison Whampoa International Ltd.
6,000,000	6.250% 01/24/14(a)	6,325,560
1,000,000	7.450% 11/24/33(a)	1,152,060

See Accompanying Notes to Financial Statements.

15

Columbia Total Return Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Holding companies- diversified - (continued)
$1,000,000	Stena AB 7.000% 12/01/16	$947,500
		8,900,120
		8,900,120
	Energy - 3.5%
	Oil & gas - 2.3%
3,500,000	Amerada Hess Corp. 7.300% 08/15/31	4,083,450
	Chesapeake Energy Corp.
140,000	6.375% 06/15/15	140,875
470,000	7.500% 06/15/14	500,550
500,000	Compton Petroleum Corp. 9.900% 05/15/09	535,000
	Conoco Funding Co.
2,745,000	5.450% 10/15/06	2,770,968
4,830,000	6.350% 10/15/11	5,255,137
150,000	Delta Petroleum Corp. 7.000% 04/01/15	143,250
225,000	Forest Oil Corp. 8.000% 12/15/11	248,625
	Gazprom International SA
520,000	7.201% 02/01/20	567,892
3,225,000	7.201% 02/01/20(a)	3,523,312
235,000	Magnum Hunter Resources, Inc. 9.600% 03/15/12	257,325
1,040,000	Nexen, Inc. 7.875% 03/15/32	1,293,687
3,300,000	Pemex Project Funding Master Trust 7.375% 12/15/14	3,663,000
3,526,000	Pioneer Natural Resources Co. 6.500% 01/15/08	3,619,721
225,000	Pogo Producing Co. 6.625% 03/15/15(a)	228,094
240,000	Premcor Refining Group, Inc. 7.500% 06/15/15	259,200
200,000	Pride International, Inc. 7.375% 07/15/14	216,000
200,000	Tosco Corp. 8.125% 02/15/30	272,340
7,032,000	USX Corp. 6.650% 02/01/06	7,080,591
555,000	Whiting Petroleum Corp. 7.250% 05/01/12	563,325
5,520,000	XTO Energy, Inc. 7.500% 04/15/12	6,228,768
		41,451,110
	Oil & gas services - 0.0%
145,000	Hornbeck Offshore Services, Inc. 6.125% 12/01/14(a)	143,912
310,000	Newpark Resources, Inc. 8.625% 12/15/07	310,775
		454,687

Par		Value
	Pipelines - 1.2%
$1,674,000	CenterPoint Energy Resources Corp. 7.875% 04/01/13	$1,928,883
755,000	Coastal Corp. 7.750% 06/15/10	770,100
3,144,000	Consolidated Natural Gas Co. 5.375% 11/01/06	3,168,240
4,046,000	Duke Capital LLC. 4.370% 03/01/09	3,986,079
	Dynegy Holdings, Inc.
750,000	6.875% 04/01/11	733,125
380,000	9.875% 07/15/10(a)	413,725
3,000,000	Kinder Morgan, Inc. 7.250% 03/01/28	3,418,290
425,000	Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 09/15/15(a)	427,656
1,030,000	Sonat, Inc. 7.625% 07/15/11	1,045,450
3,991,000	TEPPCO Partners LP 7.625% 02/15/12	4,461,539
	Williams Companies, Inc.
555,000	6.375% 10/01/10(a)	550,838
500,000	8.125% 03/15/12	550,000
		21,453,925
		63,359,722
	Financials - 13.4%
	Banks - 2.8%
2,100,000	Bank of New York Co., Inc. 3.900% 09/01/07	2,073,519
2,000,000	Bank One Corp. 6.000% 08/01/08	2,072,000
1,000,000	BB&T Capital Trust I 5.850% 08/18/35	983,330
1,220,000	Chinatrust Commercial Bank 5.625% 12/29/49(a)(c)	1,202,145
7,489,000	First Union National Bank 5.800% 12/01/08	7,733,666
2,861,000	Mellon Funding Corp. 4.875% 06/15/07	2,875,505
5,096,000	National City Bank 4.625% 05/01/13	4,996,068
5,628,000	PNC Funding Corp. 5.750% 08/01/06	5,682,198
5,292,000	Popular North America, Inc. 6.125% 10/15/06	5,356,615
6,000,000	Rabobank Capital Funding II 5.260% 12/29/49(a)(c)	6,113,460
6,846,000	Union Planters Corp. 4.375% 12/01/10	6,706,273
4,800,000	US Bancorp 4.500% 07/29/10	4,755,552
		50,550,331

See Accompanying Notes to Financial Statements.

16

Columbia Total Return Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Diversified financial services - 8.3%
$120,000	Altra Industrial Motion, Inc. 9.000% 12/01/11(a)	$117,600
	American Express Co.
1,887,000	3.750% 11/20/07	1,857,563
2,746,000	4.750% 06/17/09	2,752,673
2,090,000	American General Finance Corp. 2.750% 06/15/08	1,986,273
240,000	BCP Crystal US Holdings Corp. 9.625% 06/15/14	268,200
	Bear Stearns Companies, Inc.
6,256,000	4.500% 10/28/10	6,167,978
1,944,000	5.700% 01/15/07	1,972,344
2,415,000	Capital One Bank 5.000% 06/15/09	2,427,292
8,110,000	Caterpillar Financial Services Corp. 4.500% 09/01/08	8,087,454
2,752,000	CIT Group, Inc. 7.375% 04/02/07	2,862,245
6,000,000	Citicorp 8.040% 12/15/19(a)	7,387,740
2,557,000	Citigroup Global Markets Holdings, Inc. 6.500% 02/15/08	2,668,894
10,093,000	Countrywide Home Loans, Inc. 5.500% 08/01/06	10,177,377
	Credit Suisse First Boston USA, Inc.
700,000	4.625% 01/15/08	701,050
3,452,000	6.125% 11/15/11	3,675,034
2,970,000	Dow Jones CDX High Yield Index 8.250% 06/29/10	2,951,438
265,000	E*Trade Financial Corp. 8.000% 06/15/11	273,613
1,600,000	Ford Motor Credit Co. 7.375% 02/01/11	1,536,704
3,225,000	Fund American Companies, Inc. 5.875% 05/15/13	3,210,520
6,000,000	General Electric Capital Corp. 6.750% 03/15/32	7,057,680
	General Motors Acceptance Corp.
1,681,000	6.875% 09/15/11	1,530,248
645,000	6.875% 08/28/12	575,979
	Goldman Sachs Group, Inc.
1,200,000	4.125% 01/15/08	1,188,972
5,858,000	6.600% 01/15/12	6,351,244
	HSBC Finance Corp.
4,336,000	5.875% 02/01/09	4,479,175
1,907,000	6.375% 11/27/12	2,058,244

Par			Value
		Diversified financial services - (continued)
	$3,546,000	7.200% 07/15/06	$3,620,785
	2,000,000	7.875% 03/01/07	2,088,140
		Innophos Investments Holdings, Inc.
	158,744	11.790% 02/15/15(a)(c)(d)	148,416
	6,000,000	International Lease Finance Corp. 4.875% 09/01/10	5,981,340
	7,008,000	JPMorgan Chase & Co. 7.250% 06/01/07	7,308,573
	900,000	LaBranche & Co., Inc. 11.000% 05/15/12	993,375
	4,530,000	Lehman Brothers Holdings, Inc. 7.000% 02/01/08	4,761,166
	2,213,000	MassMutual Global Funding II 2.550% 07/15/08(a)	2,091,351
		Merrill Lynch & Co., Inc.
	2,538,000	2.070% 06/12/06	2,494,245
	2,717,000	3.700% 04/21/08	2,661,926
	5,640,000	6.000% 02/17/09	5,878,741
	4,509,000	Morgan Stanley 6.750% 04/15/11	4,893,708
		National Rural Utilities Cooperative Finance Corp.
	2,226,000	3.250% 10/01/07	2,171,463
	2,700,000	5.750% 08/28/09	2,797,254
	6,773,000	Prudential Funding LLC 6.600% 05/15/08(a)	7,091,805
	4,000,000	Residential Capital Corp. 6.375% 06/30/10(a)	4,046,480
		SLM Corp.
	3,650,000	4.500% 07/26/10	3,596,162
NZD	420,000	6.500% 06/15/10	288,315
USD	400,000	UCAR Finance, Inc. 10.250% 02/15/12	426,000
	3,000,000	UFJ Finance Aruba AEC 6.750% 07/15/13	3,288,450
	240,000	WII Components, Inc. 10.000% 02/15/12	240,000
			151,191,229
		Insurance - 0.1%
	938,000	Metlife, Inc. 5.375% 12/15/12	954,546
	1,125,000	Travelers Property Casualty Corp. 6.375% 03/15/33	1,162,913
			2,117,459
		Real estate - 0.4%
		EOP Operating LP
	3,822,000	4.750% 03/15/14	3,675,732
	3,136,000	7.000% 07/15/11	3,423,132
			7,098,864

See Accompanying Notes to Financial Statements.

17

Columbia Total Return Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Real estate investment trusts - 1.1%
$5,483,000	Camden Property Trust 5.375% 12/15/13	$5,463,535
2,311,000	Health Care Property Investors, Inc. 6.450% 06/25/12	2,446,610
5,439,000	iStar Financial, Inc. 4.875% 01/15/09	5,386,622
20,000	La Quinta Properties, Inc. 7.000% 08/15/12	20,450
5,283,000	Simon Property Group LP 3.750% 01/30/09	5,101,529
680,000	Thornburg Mortgage, Inc. 8.000% 05/15/13	673,200
		19,091,946
	Savings & loans - 0.7%
	Washington Mutual, Inc.
6,200,000	4.625% 04/01/14	5,885,102
6,302,000	5.625% 01/15/07	6,384,178
210,000	Western Financial Bank 9.625% 05/15/12	241,500
		12,510,780
	Venture capital - 0.0%
425,000	Arch Western Finance LLC 6.750% 07/01/13	433,500
		242,994,109
	Industrials - 2.3%
	Aerospace & defense - 0.5%
245,000	Argo-Tech Corp. 9.250% 06/01/11	258,475
420,000	BE Aerospace, Inc. 8.875% 05/01/11	440,475
410,000	L-3 Communications Corp. 6.375% 10/15/15(a)	412,050
3,782,000	Northrop Grumman Corp. 7.125% 02/15/11	4,171,281
2,200,000	Raytheon Co. 5.375% 04/01/13	2,245,760
445,000	Sequa Corp. 9.000% 08/01/09	472,812
255,000	Standard Aero Holdings, Inc. 8.250% 09/01/14	246,713
295,000	TransDigm, Inc. 8.375% 07/15/11	309,750
		8,557,316
	Auto manufacturers - 0.2%
4,263,000	General Motors Acceptance Corp. 6.150% 04/05/07	4,229,706
	Building materials - 0.1%
190,000	Associated Materials, Inc. (b)03/01/14 (11.250% 03/01/09)	95,950

Par		Value
	Building materials - (continued)
$150,000	Nortek, Inc. 8.500% 09/01/14	$138,750
450,000	NTK Holdings, Inc. (b)03/01/14 (10.750% 09/01/09)	253,125
575,000	RMCC Acquisition Co. 9.500% 11/01/12(a)	590,813
		1,078,638
	Electrical components & equipment - 0.0%
330,000	Coleman Cable, Inc. 9.875% 10/01/12	293,700
	Electronics - 0.0%
500,000	Flextronics International Ltd. 6.250% 11/15/14	495,625
380,000	Sanmina-SCI Corp. 6.750% 03/01/13	360,050
		855,675
	Engineering & construction - 0.0%
410,000	J. Ray McDermott SA 11.500% 12/15/13(a)	473,550
	Environmental control - 0.4%
	Allied Waste North America, Inc.
175,000	7.250% 03/15/15(a)	172,375
1,000,000	7.875% 04/15/13	1,026,250
5,056,000	Waste Management, Inc. 7.375% 08/01/10	5,549,516
305,000	Waste Services, Inc. 9.500% 04/15/14	303,475
		7,051,616
	Machinery- diversified - 0.0%
450,000	Columbus McKinnon Corp. 8.875% 11/01/13(a)	447,750
335,000	Douglas Dynamics LLC 7.750% 01/15/12(a)	335,000
		782,750
	Metal fabricate/ hardware - 0.1%
350,000	FastenTech, Inc. 11.500% 05/01/11	370,125
250,000	Mueller Group, Inc. 10.000% 05/01/12	265,312
270,000	Mueller Holdings, Inc. (b)04/15/14 (14.750% 04/15/09)	197,438
385,000	TriMas Corp. 9.875% 06/15/12	317,625

See Accompanying Notes to Financial Statements.

18

Columbia Total Return Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par			Value
		Metal fabricate/ hardware - (continued)
	$370,000	Wise Metals Group LLC 10.250% 05/15/12	$296,000
			1,446,500
		Miscellaneous manufacturing - 0.3%
	755,000	Bombardier, Inc. 6.300% 05/01/14(a)	671,950
	2,108,000	General Electric Co. 5.000% 02/01/13	2,127,415
	275,000	J.B. Poindexter & Co. 8.750% 03/15/14	251,625
	500,000	Koppers Industries, Inc. 9.875% 10/15/13	550,000
	250,000	Polypore, Inc. 8.750% 05/15/12	219,375
	355,000	Reddy Ice Holdings, Inc. (b)11/01/12 (10.500% 11/01/08)	273,350
	390,000	Samsonite Corp. 8.875% 06/01/11	412,425
	535,000	Trinity Industries, Inc. 6.500% 03/15/14	524,300
			5,030,440
		Packaging & containers - 0.1%
	265,000	Crown European Holdings SA 10.875% 03/01/13	307,731
	280,000	Jefferson Smurfit Corp. 8.250% 10/01/12	263,200
EUR	413,855	JSG Holding 11.500% 10/01/15(d)	417,713
USD	400,000	Owens-Brockway Glass Container, Inc. 6.750% 12/01/14	386,000
	50,000	Owens-Illinois, Inc. 7.500% 05/15/10	50,625
			1,425,269
		Transportation - 0.6%
	4,184,000	Burlington Northern Santa Fe Corp. 6.750% 07/15/11	4,570,560
	3,339,000	Canadian National Railway Co. 6.900% 07/15/28	3,956,347
		CHC Helicopter Corp.
	405,000	7.375% 05/01/14	415,125
	365,000	QDI LLC 9.000% 11/15/10	335,800
	800,000	Ship Finance International Ltd. 8.500% 12/15/13	769,000
	320,000	TFM SA de CV 9.375% 05/01/12(a)	350,400
			10,397,232
			41,622,392

Par		Value
	Technology - 0.5%
	Computers - 0.5%
$6,394,000	Hewlett-Packard Co. 5.750% 12/15/06	$6,484,283
3,173,000	International Business Machines Corp. 4.875% 10/01/06	3,186,010
		9,670,293
	Semiconductors - 0.0%
235,000	Amkor Technology, Inc. 9.250% 02/15/08	219,725
		9,890,018
	Utilities - 3.7%
	Electric - 3.7%
5,830,000	AEP Texas Central Co. 6.650% 02/15/33	6,462,380
510,000	AES Corp. 9.500% 06/01/09	555,900
1,804,000	Appalachian Power Co. 3.600% 05/15/08	1,756,483
	Calpine Generating Co. LLC
300,000	9.610% 04/01/10(c)	305,250
510,000	13.216% 04/01/11(c)	484,500
470,000	CMS Energy Corp. 8.900% 07/15/08	508,775
1,125,000	Commonwealth Edison Co. 4.700% 04/15/15	1,064,678
2,980,000	Consolidated Edison Co. of New York 4.700% 06/15/09	2,990,251
912,000	Dominion Resources, Inc. 5.000% 03/15/13	902,050
2,625,000	Duquesne Light Holdings, Inc. 6.250% 08/15/35	2,565,885
500,000	Edison Mission Energy 9.875% 04/15/11	592,500
2,125,000	Exelon Generation Co. LLC 5.350% 01/15/14	2,127,911
	FirstEnergy Corp.
2,626,000	6.450% 11/15/11	2,794,668
641,000	7.375% 11/15/31	754,585
621,645	FPL Energy National Wind 5.608% 03/10/24(a)	618,792
2,190,000	Kiowa Power Partners LLC 5.737% 03/30/21(a)	2,161,223
4,302,000	Midamerican Energy Holdings Co. 5.000% 02/15/14	4,235,964
3,631,000	NiSource Finance Corp. 5.400% 07/15/14	3,661,500
780,000	Orion Power Holdings, Inc. 12.000% 05/01/10	937,950
	Pacific Gas & Electric Co.
976,000	4.200% 03/01/11	939,566
1,377,000	6.050% 03/01/34	1,434,462

See Accompanying Notes to Financial Statements.

19

Columbia Total Return Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Electric - (continued)
$1,416,000	Pepco Holdings, Inc. 5.500% 08/15/07	$1,433,445
7,344,000	Progress Energy, Inc. 6.050% 04/15/07	7,477,955
455,000	PSEG Energy Holdings LLC 10.000% 10/01/09	506,756
1,701,000	Public Service Electric & Gas Co. 4.000% 11/01/08	1,665,738
850,000	Sierra Pacific Resources 6.750% 08/15/17(a)	850,000
3,248,000	Southern Co. Capital Funding, Inc. 5.300% 02/01/07	3,275,511
1,753,000	Southern Power Co. 6.250% 07/15/12	1,869,417
230,000	TECO Energy, Inc. 7.000% 05/01/12	242,938
245,000	Texas Genco LLC 6.875% 12/15/14	249,288
	TXU Corp.
3,450,000	5.550% 11/15/14	3,277,466
5,000,000	6.550% 11/15/34	4,651,650
3,516,000	Virginia Electric & Power Co. 5.375% 02/01/07	3,547,222
		66,902,659
	Total corporate fixed- income bonds & notes (Cost of $639,693,350)	642,345,393
	Mortgage-backed securities - 30.2%
	Federal Home Loan Mortgage Corp.
6,547,685	6.000% 02/01/32	6,667,573
9,149,560	6.000% 12/01/34	9,305,651
2,759,523	6.000% 03/01/35	2,807,456
17,380,955	6.500% 11/01/32	17,891,102
26,464	8.000% 11/01/09	27,934
19,543	8.000% 04/01/10	20,787
256,369	8.500% 11/01/26	279,317
	TBA:
18,000,000	4.500% 10/18/20(e)	17,623,116
9,000,000	5.000% 11/17/20(e)	8,966,250
15,000,000	5.500% 10/13/35(e)	15,000,000
	Federal National Mortgage Association
112,610,000	5.000% 09/01/35	110,259,264
69,621	5.449% 08/01/36(c)	71,099
157,686	6.000% 09/01/16	162,231
10,754,747	6.500% 01/01/29	11,111,014
223,413	6.500% 05/01/32	230,197
117,547	6.500% 07/01/32	121,117
38,609	6.500% 08/01/32	39,781
674,651	6.500% 08/01/32	695,500

Par			Value
		Mortgage-backed securities - (continued)
	$193,865	6.500% 11/01/32	$199,752
	6,735,254	6.500% 01/01/33	6,943,405
	1,725,173	6.500% 05/01/33	1,778,489
	2,490,266	6.500% 10/01/34	2,563,290
	10,493,305	6.500% 11/01/34	10,800,376
	8,946,900	6.500% 01/01/35	9,209,259
	54,822,637	6.500% 02/01/35	56,426,944
	307,574	7.000% 10/01/11	321,448
	436,899	8.000% 12/01/09	443,614
	98,880	10.000% 09/01/18	109,977
		TBA:
	30,000,000	4.500% 10/18/20(e)	29,371,860
	19,000,000	5.000% 10/18/20(e)	18,946,572
	99,000,000	5.000% 10/13/35(e)	96,896,250
	98,559,000	5.500% 10/13/35(e)	98,497,401
	9,000,000	5.500% 11/14/35(e)	8,983,125
		Government National Mortgage Association
	1,789,960	7.000% 01/15/30	1,883,818
	1,597,978	7.500% 12/15/23	1,708,068
	656,145	7.500% 07/20/28	694,162
	3,670	8.000% 11/15/07	3,764
	5,607	8.000% 11/15/07	5,751
	16,136	8.000% 05/15/17	17,277
	682	8.000% 05/15/17	731
	75	8.500% 12/15/05	76
	281	8.500% 04/15/06	286
	179,009	8.500% 02/15/25	196,607
	8,153	9.500% 06/15/09	8,680
	2,434	9.500% 09/15/09	2,592
	4,867	13.000% 01/15/11	5,436
	1,842	13.000% 01/15/11	2,057
	376	13.000% 01/15/11	420
	3,435	13.000% 02/15/11	3,837
		Total mortgage-backed securities (Cost of $552,232,080)	547,304,713
		Government agencies & obligations - 20.7%
		Foreign government obligations - 5.6%
JPY	475,000,000	African Development Bank 1.950% 03/23/10	4,383,468
USD	1,000,000	Aries Vermoegensverwaltungs GmbH 9.600% 10/25/14	1,319,900
AUD	385,000	Commonwealth of Australia 7.500% 09/15/09	316,230
EUR	870,000	Corp. Andina de Fomento 6.375% 06/18/09	1,168,482
JPY	300,000,000	Eksportfinans A/S 1.800% 06/21/10	2,753,134
		European Investment Bank
EUR	860,000	3.625% 10/15/13	1,075,433
GBP	190,000	7.625% 12/07/07	357,085

See Accompanying Notes to Financial Statements.

20

Columbia Total Return Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par			Value
		Foreign government obligations - (continued)
USD	2,425,000	Export-Import Bank of Korea 4.625% 03/16/10	$2,399,950
		Federal Republic of Brazil
	1,684,139	4.313% 04/15/12	1,656,856
	925,000	10.250% 06/17/13	1,100,750
	940,000	14.500% 10/15/09	1,221,530
		Federal Republic of Germany
EUR	3,490,000	4.250% 07/04/14	4,564,598
EUR	2,595,000	5.250% 07/04/10	3,470,522
CAD	2,240,000	Government of Canada 5.250% 06/01/13	2,105,681
		Government of New Zealand
NZD	915,000	6.000% 11/15/11	638,602
NZD	600,000	6.500% 04/15/13	431,813
EUR	365,000	Hellenic Republic of Greece 5.350% 05/18/11	493,822
JPY	120,000,000	Inter-American Development Bank 1.900% 07/08/09	1,112,195
JPY	315,000,000	International Bank for Reconstruction & Development 2.000% 02/18/08	2,873,782
NOK	3,975,000	Kingdom of Norway 6.000% 05/16/11	690,058
EUR	2,765,000	Kingdom of Spain 5.000% 07/30/12	3,747,051
		Kingdom of Sweden
SEK	2,110,000	4.000% 12/01/09	286,563
SEK	4,730,000	5.500% 10/08/12	708,848
JPY	415,000,000	Province of Ontario 1.875% 01/25/10	3,845,501
CAD	170,000	Province of Quebec 6.000% 10/01/12	163,810
		Republic of Bulgaria
EUR	295,000	7.500% 01/15/13	450,333
USD	400,000	8.250% 01/15/15	491,440
	370,000	Republic of Chile 5.500% 01/15/13	387,138
	1,488,226	Republic of Colombia 9.750% 04/09/11	1,700,298
EUR	725,000	Republic of Finland 5.375% 07/04/13	1,014,728
		Republic of France
EUR	2,640,000	4.750% 10/25/12	3,541,860
EUR	2,680,000	5.500% 10/25/10	3,640,138
EUR	1,570,000	Republic of Ireland 5.000% 04/18/13	2,145,219
		Republic of Italy
JPY	330,000,000	0.375% 10/10/06	2,913,104
EUR	1,975,000	4.250% 11/01/09	2,518,920
EUR	3,270,000	4.250% 02/01/15	4,239,449

Par			Value
		Foreign government obligations - (continued)
		Republic of Panama
USD	660,000	8.875% 09/30/27	$803,550
	275,000	9.375% 07/23/12	332,750
		Republic of Peru
EUR	170,000	7.500% 10/14/14	242,183
USD	830,000	9.125% 02/21/12	996,000
		Republic of Poland
	580,000	5.250% 01/15/14	597,690
PLN	1,350,000	6.000% 05/24/09	433,035
USD	1,718,000	Republic of South Africa 6.500% 06/02/14	1,882,928
	1,240,000	Republic of Venezuela 9.250% 09/15/27	1,467,540
	2,470,000	Russian Federation 5.000% 03/31/30	2,838,030
		United Kingdom Treasury
GBP	1,810,000	5.000% 09/07/14	3,358,394
GBP	180,000	8.000% 06/07/21	449,627
		United Mexican States
USD	3,056,000	6.375% 01/16/13	3,251,584
	7,691,000	7.500% 04/08/33	8,894,642
	8,545,000	8.375% 01/14/11	9,839,567
AUD	650,000	Victoria Treasury Corp. 7.500% 08/15/08	522,115
			101,837,926
		U.S. government agencies & obligations - 15.1%
		Federal Home Loan Bank
USD	2,300,000	3.625% 11/14/08	2,246,782
	2,500,000	3.875% 06/14/13	2,380,547
		Federal Home Loan Mortgage Corp.
	4,000,000	2.875% 05/15/07	3,908,568
	4,078,000	4.500% 01/15/13	4,048,500
	7,510,000	4.875% 11/15/13	7,631,662
	1,620,000	5.125% 01/15/12	2,188,167
	3,634,000	5.750% 03/15/09	3,779,480
	5,250,000	6.000% 06/15/11	5,625,469
	2,000,000	6.750% 03/15/31	2,513,956
	49,500,000	TBA, 5.000% 10/18/20(e)	49,360,806
		Federal National Mortgage Association
JPY	320,000,000	2.125% 10/09/07	2,920,775
USD	4,000,000	3.250% 02/15/09	3,848,856
	7,000,000	4.125% 04/15/14	6,757,436
	20,000,000	4.375% 07/17/13	19,333,940
	5,249,000	5.250% 01/15/09	5,370,205
	2,567,000	7.250% 05/15/30	3,386,610
		U.S. Treasury Bonds
	19,100,000	4.000% 02/15/15	18,592,666
	3,900,000	5.375% 02/15/31	4,369,217
	15,870,000	6.250% 08/15/23	18,976,425
	14,000,000	6.250% 05/15/30	17,383,520

See Accompanying Notes to Financial Statements.

21

Columbia Total Return Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	U.S. government agencies & obligations - (continued)
$5,455,738	U.S. Treasury Inflation Index Notes 3.875% 01/15/09	$5,918,625
	U.S. Treasury Notes
6,112,020	1.625% 01/15/15	6,039,440
19,300,000	3.000% 11/15/07	18,847,646
20,000,000	3.625% 01/15/10(f)	19,538,280
1,653,000	3.875% 07/31/07	1,644,219
	U.S. Treasury STRIPS
20,650,000	(g)11/15/13	14,515,959
50,000,000	(g)05/15/23	21,905,450
		273,033,206
	Total government agencies & obligations (Cost of $370,720,244)	374,871,132
	Asset-backed securities - 17.6%
6,320,338	Aegis Asset Backed Securities Trust 3.930% 06/25/35(c)	6,321,665
706,891	AmeriCredit Automobile Receivables Trust 5.370% 06/12/08	707,060
107,078	AQ Finance NIM Trust 4.090% 08/25/08(a)(c)	107,098
9,166,667	Arizona Educational Loan Marketing Corp. 3.970% 12/01/13(c)	9,166,667
	Bank One Issuance Trust
2,089,428	2.940% 06/16/08	2,088,885
4,250,000	3.998% 02/17/09(c)	4,253,442
	Bear Stearns Asset Backed Security, Inc.
5,965,973	3.940% 02/25/35(c)	5,966,867
5,181,719	3.940% 03/25/35(c)	5,182,859
6,812,930	4.180% 03/25/35(c)	6,818,653
1,127,321	4.330% 08/25/34(c)	1,131,791
374,332	BMW Vehicle Owner Trust 1.940% 02/25/07	373,800
179,604	Bombardier Capital Mortgage Securitization Corp. 6.230% 04/15/28	178,658
823,846	Capital Auto Receivables Asset Trust 4.048% 01/15/09(c)	823,937
7,074,204	Carrington Mortgage Loan Trust 3.960% 05/25/35(c)	7,075,478
	Chase Manhattan Auto Owner Trust
1,064,604	1.520% 05/15/07	1,060,899
1,264,524	2.040% 12/15/09	1,235,605

Par		Value
	Asset-backed securities - (continued)
$1,608,515	2.260% 11/15/07	$1,599,121
1,355,963	2.780% 06/15/10	1,330,905
7,425,015	Citigroup Mortgage Loan Trust, Inc. 3.920% 05/25/35(c)	7,426,425
369,974	Contimortage Home Equity Trust 6.880% 01/15/28	369,822
	Countrywide Asset-Backed Certificates
9,227,450	3.771% 10/25/35(c)	9,229,388
7,880,345	3.920% 07/25/35(c)	7,882,236
7,614,877	3.920% 08/25/35(c)	7,615,791
10,581,109	3.950% 08/25/35(c)	10,583,542
7,591,695	3.990% 08/25/35(a)(c)	7,594,277
1,762,478	First Alliance Mortgage Loan Trust 7.625% 07/25/25	1,758,140
360,393	First Plus Home Loan Trust (b)05/10/24 (7.720% 11/10/05)	361,273
	Ford Credit Auto Owner Trust
5,000,000	3.160% 08/15/07	4,942,850
1,955,345	3.818% 01/15/07(c)	1,955,188
3,500,000	Gracechurch Card Funding PLC 4.076% 02/17/09	3,502,520
6,889,984	Green Tree Mortgage Loan Trust 3.980% 12/25/32(a)(c)	6,889,984
3,095,586	GSAMP Trust 4.000% 11/25/34(c)	3,096,546
	Harley-Davidson Motorcycle Trust
13,441	1.340% 01/15/08	13,431
381,119	1.890% 02/15/11	373,889
2,045,070	2.180% 01/15/09	2,020,836
2,143,341	2.960% 02/15/12	2,088,278
5,693,119	Home Equity Asset Trust 3.920% 08/25/35(c)	5,694,257
	Honda Auto Receivables Owner Trust
1,195,094	1.690% 02/21/07	1,189,262
197,343	1.920% 11/20/06	197,190
1,943,919	Household Automotive Trust 2.310% 04/17/08	1,930,837
3,149,027	Irwin Home Equity 4.000% 09/25/17(c)	3,149,342
14,165,186	Keycorp Student Loan Trust 3.960% 07/25/29(c)	14,209,381
4,967,880	Long Beach Mortgage Loan Trust 3.910% 04/25/35(c)	4,968,973

See Accompanying Notes to Financial Statements.

22

Columbia Total Return Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Asset-backed securities - (continued)
$31,312	MMCA Automobile Trust 5.750% 06/15/07	$31,322
9,056,047	Money Store Home Equity Trust 3.918% 08/15/29(c)	9,044,365
	Morgan Stanley ABS Capital
6,214,220	3.910% 02/25/35(c)	6,215,774
7,058,022	3.920% 03/25/35(c)	7,059,998
5,170,498	4.010% 05/25/34(c)	5,171,687
4,339,446	Oncor Electric Delivery Transition Bond Co. 2.260% 02/15/09	4,278,043
10,205,573	Onyx Acceptance Auto Trust 3.380% 01/15/08	10,178,324
	Popular ABS Mortgage Pass-Through Trust
12,607,214	3.920% 04/25/35(c)	12,609,988
7,243,519	3.930% 07/25/35(c)	7,240,477
	Rennaisance Home Equity Loan Trust
11,313,894	3.940% 08/25/35(c)	11,317,741
7,958,262	3.950% 05/25/35(c)	7,960,570
7,249,926	3.960% 05/25/35(c)	7,250,941
1,723,209	Residential Asset Mortgage Products, Inc. 4.000% 08/25/22(c)	1,723,175
1,783,574	Securitized Asset Backed Receivables LLC Trust 4.080% 02/25/34(c)	1,789,728
	SLM Student Loan Trust
9,000,000	3.660% 01/25/13(c)	8,991,540
3,942,129	3.680% 10/25/12(c)	3,942,129
9,836,899	3.680% 04/25/14(c)	9,843,210
3,168,968	3.690% 01/25/13(c)	3,171,947
11,937,637	3.760% 04/25/17(c)	11,963,422
9,247,269	3.810% 01/25/12(c)	9,274,169
3,841,131	Structured Asset Investment Loan Trust 3.950% 03/25/35(c)	3,841,937
9,585,000	Volkswagen Auto Lease Trust 3.940% 10/20/10	9,549,056
	WFS Financial Owner Trust
287,331	1.510% 07/20/07	287,041
2,593,920	2.340% 08/22/11	2,542,224
	Total asset-backed securities (Cost of $320,268,406)	319,745,856

Par		Value
	Collateralized mortgage obligations - 6.6%
	Collateralized mortgage obligations - 6.3%
	Agency - 1.9%
	Federal Home Loan Mortgage Corp.
$10,000,000	4.000% 11/15/16	$9,631,742
7,002,000	4.500% 03/15/18	6,884,476
	Federal National Mortgage Association
8,781,320	5.500% 08/25/17	8,927,800
8,178,200	6.000% 04/25/17	8,505,341
2,157	8.250% 03/25/06	2,162
		33,951,521
	Non-agency - 4.4%
	Bear Stearns Alt-A Trust
4,226,674	4.180% 10/25/33(c)	4,350,981
8,031,118	4.110% 01/25/35(c)	8,039,551
9,459,947	Countrywide Alternative Loan Trust 5.250% 08/25/35	9,484,070
7,841,608	Homebanc Mortgage Trust 4.080% 03/25/35(c)	7,854,781
8,631,260	IMPAC CMB Trust 4.090% 04/25/35(c)	8,640,841
7,000,000	IMPAC Secured Assets Common Owner Trust 4.100% 02/25/35(c)	7,008,540
7,235,947	MLCC Mortgage Investors, Inc. 4.060% 03/25/30(c)	7,227,987
17,849,770	Specialty Underwriting & Residential Finance 3.920% 03/25/36(c)	17,854,768
9,655,066	WAMU Alternative Mortgage Pass-Through Certificates 5.500% 07/25/35	9,656,515
		80,118,034
	Commercial mortgage- backed securities - 0.3%
48,134,594	GMAC Commercial Mortgage Securities, Inc., Interest Only 1.570% 07/15/29(c)	2,088,560
76,780,141	Merrill Lynch Mortgage Investors, Inc., Interest Only 1.038% 12/15/30(c)	2,772,531
		4,861,091
	Total Collateralized Mortgage Obligations (Cost of $121,920,139)	118,930,646

See Accompanying Notes to Financial Statements.

23

Columbia Total Return Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Convertible bond - 0.0%
	Communications - 0.0%
	Telecommunication services - 0.0%
$485,000	Nortel Networks Corp. 4.250% 09/01/08	$458,766
	Total convertible bond (Cost of $453,900)	458,766
	Short-term obligations - 7.8%
	Repurchase agreement - 4.0%
72,649,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.700%, collateralized by a U.S. Government Agency Obligation maturing 03/08/12, market value of $74,102,044 (repurchase proceeds $72,671,400)	72,649,000
	U.S. government obligations - 3.8%
69,000,000	Federal Home Loan Bank, Discount Notes 3.660% 10/14/05	68,908,805
	Total short-term obligation (Cost of $141,557,805)	141,557,805
Total investments (Cost of $2,146,845,924)(h)	118.3%	2,145,214,311
Other assets and liabilities, net	(18.3)%	(332,493,121)
Net assets	100.0%	$1,812,721,190

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which did not include any illiquid securities, amounted to $84,449,658, which represents 4.7% of net assets.

(b)  Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2005.

(d)  Payment-in-kind securities.

(e)  Security, or a portion thereof, purchased on a delayed delivery basis.

(f)  Security pledged as collateral for open futures contracts and TBA's.

(g)  Zero coupon bond.

(h)  Cost for federal income tax purposes is $2,146,845,924.

Acronym	Name
AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro Currency

GBP	Great Britain Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced

USD	United States Dollar

At September 30, 2005, the fund held the following sectors:

Sector	% of Net Assets
Corporate fixed-income bonds & notes	35.4%
Mortgage-backed securities	30.2
Government agencies & obligations	20.7
Asset-backed securities	17.6
Collateralized mortgage obligations	6.6
Convertible bond	0.0 *
Short-term obligations	7.8
Other assets & liabilities, net	(18.3)
100.0%

*  Amount represents less than 0.01%.

At September 30, 2005, the Fund held the following open long futures contracts:

Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
5-Year U.S. Treasury Notes	80	$8,548,750	$8,605,625	Dec-2005	$(56,875)
U.S. Treasury Bonds	150	17,160,937	17,642,578	Dec-2005	(481,641)
2-Year U.S. Treasury Notes	95	19,559,609	19,638,281	Dec-2005	(78,672)
					$(617,188)

See Accompanying Notes to Financial Statements.

24

Columbia Total Return Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

At September 30, 2005, the following forward foreign currency contracts were outstanding:

Description	Local currency	Value of contract when opened (local currency)	Value of contract when opened (US dollars)	Market value of contract (US dollars)	Unrealized appreciation (depreciation)
Contracts to Sell
Expiring October 19, 2005 Euro		1,800,000	$2,200,842	$2,172,406	$28,436
Expiring October 20, 2005	Euro	725,000	887,523	875,038	12,485
Expiring October 27, 2005	Euro	114,000	137,892	137,638	254
Expiring October 31, 2005	Euro	755,000	907,963	911,725	(3,762)
Expiring October 26, 2005	NOK	4,400,000	685,358	673,872	11,486
Expiring October 17, 2005	SEK	1,000,000	131,752	129,477	2,275
Net unrealized appreciation					$51,174

See Accompanying Notes to Financial Statements.

25

Columbia Short Term Bond Fund

Investment portfolio  September 30, 2005 (unaudited)

Par		Value
	Corporate fixed-income bonds & notes - 33.3%
	Basic materials - 0.4%
	Chemicals - 0.2%
$2,500,000	Equistar Chemicals LP 6.500% 02/15/06	$2,503,125
	Forest products & paper - 0.2%
4,000,000	International Paper Co. 4.250% 01/15/09	3,907,080
		6,410,205
	Communications - 3.7%
	Media - 0.9%
2,510,000	Comcast Cable Communications, Inc. 6.375% 01/30/06	2,525,939
1,875,000	Jones Intercable, Inc. 7.625% 04/15/08	1,995,431
2,750,000	Lenfest Communications, Inc. 8.375% 11/01/05	2,758,195
	Time Warner, Inc.
2,460,000	6.125% 04/15/06	2,481,131
4,641,000	8.110% 08/15/06	4,774,290
		14,534,986
	Telecommunication services - 2.8%
5,450,000	Deutsche Telekom International Finance BV 8.000% 06/15/10	6,156,483
2,225,000	GTE Southwest, Inc. 6.000% 01/15/06	2,234,835
5,970,000	New Cingular Wireless Services, Inc 7.500% 05/01/07	6,229,755
10,000,000	SBC Communications, Inc. 5.750% 05/02/06	10,077,000
3,750,000	Sprint Capital Corp. 6.375% 05/01/09	3,935,887
	Verizon Global Funding Corp.
6,000,000	7.250% 12/01/10	6,624,780
600,000	7.600% 03/15/07	625,314
10,100,000	Vodafone Group PLC 7.750% 02/15/10	11,260,793
		47,144,847
		61,679,833
	Consumer cyclical - 3.1%
	Auto manufacturers - 0.5%
3,950,000	DaimlerChrysler NA Holding Corp. 4.750% 01/15/08	3,936,096
4,000,000	Toyota Motor Credit Corp. 2.800% 01/18/06	3,984,680
		7,920,776
	Home builders - 0.1%
2,000,000	KB Home 9.500% 02/15/11	2,122,500

Par		Value
	Lodging - 0.6%
$2,000,000	Ameristar Casinos, Inc. 10.750% 02/15/09	$2,140,000
2,000,000	Harrah's Operating Co., Inc. 7.875% 12/15/05	2,012,500
1,500,000	ITT Corp. 6.750% 11/15/05	1,503,750
1,500,000	MGM Mirage 7.250% 10/15/06	1,530,000
2,895,000	Park Place Entertainment Corp. 7.875% 12/15/05	2,913,094
		10,099,344
	Retail - 1.8%
5,000,000	Home Depot, Inc. 5.375% 04/01/06	5,027,550
1,675,000	Lowe's Companies, Inc. 7.500% 12/15/05	1,685,150
6,000,000	Target Corp. 5.950% 05/15/06	6,059,820
16,485,000	Wal-Mart Stores, Inc. 4.000% 01/15/10	16,062,984
		28,835,504
	Toys/games/hobbies - 0.1%
2,306,000	Hasbro, Inc. 5.600% 11/01/05	2,308,883
		51,287,007
	Consumer non-cyclical - 4.4%
	Beverages - 1.4%
10,300,000	Bottling Group LLC 2.450% 10/16/06	10,099,047
1,275,000	Coca-Cola Enterprises, Inc. 5.750% 11/01/08	1,317,547
2,000,000	Constellation Brands, Inc. 8.625% 08/01/06	2,030,000
10,000,000	Diageo Capital PLC 3.500% 11/19/07	9,773,300
		23,219,894
	Cosmetics/personal care - 0.4%
6,675,000	Procter & Gamble Co. 4.750% 06/15/07	6,706,773
	Food - 1.0%
	General Mills, Inc.
1,800,000	2.625% 10/24/06	1,764,270
5,710,000	5.125% 02/15/07	5,749,913
	Kroger Co.
1,585,000	7.650% 04/15/07	1,650,239
2,860,000	7.800% 08/15/07	3,009,120
3,725,000	Safeway, Inc. 4.950% 08/16/10	3,629,752
		15,803,294
	Healthcare products - 0.4%
7,500,000	Baxter FinCo BV 4.750% 10/15/10(a)	7,445,677

See Accompanying Notes to Financial Statements.

26

Columbia Short Term Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Healthcare services - 0.5%
$5,415,000	UnitedHealth Group, Inc. 3.375% 08/15/07	$5,301,393
3,000,000	WellPoint, Inc. 6.375% 06/15/06	3,039,180
		8,340,573
	Household products/ wares - 0.2%
3,275,000	Fortune Brands, Inc. 2.875% 12/01/06	3,213,234
	Pharmaceuticals - 0.5%
5,000,000	Abbott Laboratories 5.625% 07/01/06	5,042,800
3,000,000	GlaxoSmithKline Capital PLC 2.375% 04/16/07	2,904,360
		7,947,160
		72,676,605
	Energy - 1.3%
	Oil & gas - 1.3%
7,850,000	ChevronTexaco Capital Co. 3.500% 09/17/07	7,705,403
5,825,000	Devon Energy Corp. 2.750% 08/01/06	5,740,421
1,725,000	Marathon Oil Corp. 5.375% 06/01/07	1,743,457
5,550,000	USX Corp. 6.850% 03/01/08	5,812,737
		21,002,018
	Financials - 15.1%
	Banks - 3.9%
9,500,000	Bank One N.A. 5.500% 03/26/07	9,633,285
7,266,000	Fifth Third Bank 2.700% 01/30/07	7,095,758
	Marshall & Ilsley Corp.
2,670,000	4.375% 08/01/09	2,643,887
5,000,000	5.750% 09/01/06	5,044,850
	US Bancorp
11,000,000	2.750% 03/30/06	10,925,420
3,250,000	3.125% 03/15/08	3,146,715
	Wachovia Corp.
3,720,000	3.500% 08/15/08	3,615,989
10,000,000	3.625% 02/17/09	9,700,000
13,000,000	Wells Fargo & Co. 3.874% 03/10/08(c)	12,997,140
		64,803,044
	Diversified financial services - 9.0%
2,500,000	American Express Credit Corp. 3.000% 05/16/08	2,401,750
	American General Finance Corp.
3,000,000	3.000% 11/15/06	2,951,160
6,125,000	5.875% 07/14/06	6,192,620

Par		Value
	Diversified financial services - (continued)
	Bear Stearns Companies, Inc.
$4,500,000	3.000% 03/30/06	$4,471,875
1,100,000	6.500% 05/01/06	1,112,925
3,800,000	Capital One Bank 4.875% 05/15/08	3,812,084
	Caterpillar Financial Services Corp.
1,850,000	3.625% 11/15/07	1,814,535
8,000,000	5.950% 05/01/06	8,073,040
	CIT Group, Inc.
1,700,000	4.125% 02/21/06	1,699,218
4,000,000	5.500% 11/30/07	4,071,400
	Citigroup, Inc.
10,000,000	5.500% 08/09/06	10,086,100
6,700,000	6.750% 12/01/05	6,730,150
	Countrywide Home Loans, Inc.
500,000	2.875% 02/15/07	488,240
7,000,000	4.125% 09/15/09	6,796,230
5,480,000	Credit Suisse First Boston USA, Inc. 4.875% 08/15/10	5,486,576
11,000,000	General Electric Capital Corp. 6.500% 12/10/07	11,440,440
8,560,000	Goldman Sachs Group, Inc. 4.125% 01/15/08	8,481,334
10,725,000	Household Finance Corp. 6.400% 06/17/08	11,189,178
5,855,000	John Deere Capital Corp. 4.625% 04/15/09	5,849,145
2,500,000	JPMorgan Chase & Co. 3.800% 10/02/09	2,418,450
9,500,000	Lehman Brothers Holdings, Inc. 4.000% 01/22/08	9,388,375
8,000,000	Merrill Lynch & Co., Inc. 4.125% 01/15/09	7,850,400
9,400,000	Morgan Stanley 3.875% 01/15/09	9,171,486
1,525,000	Pitney Bowes Credit Corp. 5.750% 08/15/08	1,574,639
12,000,000	USA Education, Inc. 5.625% 04/10/07	12,196,800
4,000,000	Wells Fargo Financial, Inc. 4.875% 06/12/07	4,022,760
		149,770,910
	Insurance - 0.7%
1,500,000	Allstate Financial Global Funding 6.150% 02/01/06(a)	1,508,625
2,450,000	Allstate Financial Global Funding II 2.625% 10/22/06(a)	2,399,922
2,010,000	Genworth Financial, Inc. 4.750% 06/15/09	2,008,131

See Accompanying Notes to Financial Statements.

27

Columbia Short Term Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Insurance - (continued)
$699,000	Hartford Financial Services Group, Inc. 2.375% 06/01/06	$689,829
5,000,000	Prudential Insurance Co. of America 6.375% 07/23/06(a)	5,074,150
		11,680,657
	Real Estate - 0.4%
6,315,000	Security Capital Group, Inc. 7.150% 06/15/07	6,586,419
	Real estate investment trusts - 0.2%
3,420,000	American Health Properties 7.500% 01/15/07	3,532,928
	Savings & loans - 0.9%
8,855,000	Washington Mutual, Inc. 4.200% 01/15/10	8,655,939
5,750,000	World Savings Bank 4.125% 03/10/08	5,687,440
		14,343,379
		250,717,337
	Industrials - 2.5%
	Aerospace & defense - 0.6%
1,820,000	Boeing Co. 8.100% 11/15/06	1,891,781
8,475,000	United Technologies Corp. 4.875% 11/01/06	8,494,408
		10,386,189
	Auto manufacturers - 0.5%
8,760,000	Ford Motor Credit Co. 7.375% 10/28/09	8,500,354
	Environmental control - 0.3%
1,430,000	USA Waste Services, Inc. 7.125% 10/01/07	1,494,507
3,000,000	Waste Management, Inc. 7.375% 08/01/10	3,292,830
		4,787,337
	Miscellaneous manufacturing - 0.1%
1,620,000	Honeywell International, Inc. 5.125% 11/01/06	1,632,182
	Packaging & containers - 0.2%
2,594,000	Ball Corp. 7.750% 08/01/06	2,639,395
	Transportation - 0.8%
910,000	Canadian National Railway Co. 6.450% 07/15/06(c)	923,022

Par		Value
	Transportation - (continued)
$6,450,000	CSX Corp. 6.750% 03/15/11	$6,994,574
5,325,000	Union Pacific Corp. 3.875% 02/15/09	5,177,444
		13,095,040
		41,040,497
	Technology - 0.8%
	Computers - 0.8%
5,000,000	Hewlett-Packard Co. 5.500% 07/01/07	5,080,150
	International Business Machines Corp.
2,700,000	2.375% 11/01/06	2,643,948
5,000,000	4.875% 10/01/06	5,020,500
		12,744,598
	Utilities - 2.0%
	Electric - 1.4%
3,000,000	Center Point Bank Loan 12.92% 11/11/05(b)	3,037,500
5,350,000	Exelon Generation Co. 6.950% 06/15/11	5,806,997
6,900,000	Scottish Power PLC 4.910% 03/15/10	6,884,613
	Virginia Electric & Power Co.
3,400,000	5.375% 02/01/07	3,430,192
3,562,000	5.750% 03/31/06	3,584,868
		22,744,170
	Gas - 0.6%
6,525,000	Kinder Morgan Energy Partners LP 6.750% 03/15/11	7,038,061
3,810,000	Sempra Energy 4.750% 05/15/09	3,785,425
		10,823,486
		33,567,656
	Total corporate fixed-income bonds & notes (Cost of $559,751,212)	551,125,756
	Asset-backed securities - 21.4%
11,003,636	Aames Mortgage Investment Trust 4.170% 01/25/35(c)	11,022,232
82,807	ABFS Mortgage Loan Trust (d)12/15/33 (4.428% 10/15/05)	81,437
9,180	Advanta Mortgage Loan Trust 7.750% 10/25/26	9,193
4,051,790	American Express Credit Account Master Trust 1.690% 01/15/09	3,976,913
987,672	AmeriCredit Automobile Receivables Trust 5.370% 06/12/08	987,908

See Accompanying Notes to Financial Statements.

28

Columbia Short Term Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Asset-backed securities - (continued)
	Amresco Residential Securities Mortgage Loan Trust
$49,605	4.250% 06/25/27(c)	$49,616
170,910	4.310% 07/25/28(c)	172,373
14,806,846	Bear Stearns Asset Backed Securities, Inc. 3.940% 06/25/35(c)	14,810,547
	BMW Vehicle Owner Trust
842,247	1.940% 02/25/07	841,051
2,000,000	2.530% 02/25/08	1,975,600
	Chase Manhattan Auto Owner Trust
1,064,604	1.520% 05/15/07	1,060,899
8,922,233	2.080% 05/15/08	8,821,234
1,206,386	2.260% 11/15/07	1,199,341
3,953,084	2.570% 02/16/10	3,851,806
459,498	4.240% 09/15/08	459,291
2,482,649	CIT Equipment Collateral 2.200% 03/20/08	2,446,629
	Citibank Credit Card Issuance Trust
5,000,000	2.500% 04/07/08	4,956,900
5,575,000	5.650% 06/16/08	5,624,116
1,250,000	6.900% 10/15/07	1,251,013
	Cityscape Home Equity Loan Trust (d)07/25/28
182,440	(7.380% 10/25/05)	182,183
46,763	7.410% 05/25/28	46,701
	Countrywide Asset-Backed Certificates
6,249,899	3.920% 08/25/35(c)	6,250,649
15,204,926	3.930% 07/25/35(c)	15,208,271
13,836,834	3.950% 08/25/35(c)	13,840,017
20,000,000	3.969% 02/25/36(c)	20,000,000
21,350,000	4.018% 02/25/36(c)	21,350,000
2,365,000	Credit-Based Asset Servicing and Securitization Corp. (d)12/25/35
	(4.134% 10/25/05)	2,322,832
	Daimler Chrysler Auto Trust
5,000,000	2.580% 04/08/09	4,889,500
2,152,297	4.490% 10/06/08	2,153,975
8,500,000	Discover Card Master Trust 5.750% 12/15/08	8,584,235
736,075	Educap, Inc. 4.076% 09/20/15(c)	741,816
	First Alliance Mortgage Loan Trust
201,120	6.680% 06/25/25	200,620
679,982	8.225% 09/20/27	680,512
10,659,083	First Franklin Mortgage Loan Asset Backed Certificates 3.841% 03/25/25(c)	10,663,453
102,574	First Plus Home Loan Trust (d)05/10/24
	(7.720% 11/10/05)	102,824

Par		Value
	Asset-backed securities - (continued)
$488,836	Ford Credit Auto Owner Trust 3.818% 01/15/07(c)	$488,797
1,900,000	GMAC Mortgage Corporation Loan Trust 3.970% 09/25/34(c)	1,844,159
6,889,984	Green Tree Mortgage Loan Trust 3.980% 12/25/32(a)(c)	6,889,984
	GSAA Home Equity Trust
1,090,000	4.220% 08/25/34(c)	1,075,340
1,900,000	4.736% 06/25/34(c)	1,877,694
6,191,173	GSAMP Trust 4.000% 11/25/34(c)	6,193,092
1,969,699	Harley-Davidson Motorcycle Trust 3.090% 06/15/10	1,935,958
	Honda Auto Receivables Owner Trust
197,343	1.920% 11/20/06	197,190
4,000,000	2.790% 03/16/09	3,926,000
	IMC Home Equity Loan Trust
104,935	7.080% 08/20/28	104,730
100,617	7.310% 11/20/28	100,598
586,757	7.500% 04/25/26	591,382
524,587	7.520% 08/20/28	524,079
4,102,084	Irwin Home Equity 4.000% 09/25/17(c)	4,102,494
5,000,000	John Deere Owner Trust 2.320% 12/17/07	4,924,982
	KeyCorp Student Loan Trust
12,080,000	3.960% 10/25/25(c)	12,170,962
3,069,949	4.398% 01/27/23(a)(c)	3,091,776
8,100,000	Long Beach Auto Receivables Trust (d)07/15/10
	(2.841% 11/15/05)	7,878,870
5,000,000	MBNA Credit Card Master Note Trust 6.550% 12/15/08	5,065,450
45,308	MMCA Automobile Trust 5.750% 06/15/07	45,323
	Morgan Stanley ABS Capital
8,699,908	3.910% 02/25/35(c)	8,702,083
4,425,841	4.010% 05/25/34(c)	4,426,859
	Nissan Auto Receivables Owner Trust
882,819	1.510% 08/15/07	878,643
1,500,000	2.610% 07/15/08	1,479,420
2,453,032	3.330% 01/15/08	2,440,251
5,285,841	Novastar Home Equity Loan 4.220% 05/25/33(c)	5,311,636
	Residential Asset Mortgage Products, Inc.
11,407,533	3.930% 03/25/35(c)	11,408,674
34,000,000	3.960% 09/25/35(c)	33,989,375
930,000	3.981% 04/25/29	908,945
2,096,313	4.170% 03/25/33(c)	2,089,605
953,904	4.378% 09/25/33(c)	958,407

See Accompanying Notes to Financial Statements.

29

Columbia Short Term Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
Asset-backed securities - (continued)
	Residential Funding Mortgage Securities II, Inc. (d)07/25/28
$2,180,000	(4.760% 10/25/05)	$2,096,702
103,114	4.120% 08/25/33(c)	103,301
	SLM Student Loan Trust
642,760	4.118% 01/25/10(c)	643,002
6,030,000	4.568% 07/25/11(c)	6,032,412
8,950,000	4.568% 01/25/13(c)	9,203,649
3,512,338	Terwin Mortgage Trust 4.280% 07/25/34(c)	3,541,034
4,000,000	Toyota Auto Receivables Owner Trust 2.200% 03/15/10	3,954,520
	WFS Financial Owner Trust
20,700,000	2.810% 08/22/11	20,251,431
1,895,000	3.540% 11/21/11	1,863,335
	Total asset-backed securities (Cost of $356,002,402)	354,127,831
	Mortgage-backed securities - 16.8%
	Agency collateralized mortgage obligations - 5.1%
	Federal home loan mortgage corp.
1,672,152	3.000% 06/15/09	1,665,091
28,670,000	4.000% 07/15/14	28,232,467
3,980,000	4.000% 09/15/15	3,901,300
15,460,000	4.000% 10/15/26	15,205,242
16,799,568	5.500% 11/15/21	16,997,739
1,453,370	5.500% 01/15/23	65,300
1,544,880	5.500% 05/15/27	104,357
812,835	6.000% 06/15/31	823,728
189,789	7.000% 06/15/22	189,529
15,513	8.500% 09/15/06	15,495
	Federal National Mortgage Association
1,295,000	(e)05/25/23	1,023,966
1,694,244	4.380% 09/25/18(c)	1,695,779
5,120,305	5.000% 04/25/31	5,105,412
89,182	6.000% 01/25/16	89,127
5,202	8.000% 10/25/06	5,254
	Government National Mortgage Association
3,000,194	3.500% 12/20/26	2,986,033
614,487	5.000% 05/16/27	608,357
515,990	Small Business Administration 2.375% 06/25/22(c)	515,791
4,910,944	Small Business Administration Participation Certificates 4.880% 11/01/24	4,920,264
		84,150,231

Par		Value
	Mortgage-backed securities - 11.7%
	Federal Home Loan Mortgage Corp.
$5,342,928	4.000% 05/01/11	$5,244,271
24,699,324	4.000% 06/01/11	24,243,000
8,004,375	4.500% 10/01/14	7,856,379
11,666,415	4.500% 10/01/14	11,450,711
4,748,735	5.000% 09/01/19	4,737,986
4,233,776	5.000% 04/01/20	4,224,058
4,014,627	5.000% 07/01/20	4,005,412
4,114,820	5.000% 07/01/20	4,105,375
1,444,701	5.000% 07/01/20	1,441,385
236,388	5.000% 07/01/20	235,846
3,550,128	5.000% 08/01/20	3,541,979
2,086,650	5.000% 09/01/20	2,081,861
233,140	5.500% 05/01/17	236,640
847,468	5.500% 09/01/17	860,192
4,122,658	5.500% 12/01/17	4,184,554
19,052	5.500% 01/01/19	19,336
722,724	5.500% 07/01/19	733,510
51,417	6.000% 10/01/06	51,866
122,457	6.000% 03/01/17	125,864
123,893	6.000% 04/01/17	127,341
359,070	6.000% 08/01/17	369,062
384	7.000% 05/01/19	389
184,429	7.500% 09/01/15	194,747
105,183	8.500% 07/01/30	114,311
	Federal National Mortgage Association
4,370,482	4.500% 11/01/14	4,319,477
3,636,026	4.500% 12/01/19	3,563,069
1,169,898	4.500% 01/01/20	1,146,009
3,853,536	4.500% 01/01/20	3,774,846
3,846,962	4.500% 02/01/20	3,768,406
2,389,945	4.500% 04/01/20	2,341,142
3,879,372	4.500% 04/01/20	3,800,154
1,472,345	4.500% 07/01/20	1,442,280
932,881	5.000% 08/01/19	930,756
11,285,114	5.000% 11/01/19	11,259,412
2,973,344	5.000% 11/01/19	2,966,572
768,215	5.000% 03/01/20	766,452
966,999	5.000% 03/01/20	964,779
6,785,765	5.000% 04/01/20	6,770,190
6,755,688	5.000% 04/01/20	6,740,182
3,747,785	5.000% 05/01/20	3,739,183
5,901,013	5.000% 05/01/20	5,887,468
770,899	5.000% 06/01/20	769,130
3,967,477	5.000% 08/01/20	3,958,371
2,977,518	5.000% 08/01/20	2,970,683
2,896,502	5.500% 02/01/18	2,939,578
287,911	6.000% 03/01/09	291,738
68,507	6.000% 05/01/09	69,418
143,498	6.000% 01/01/14	147,633
701,794	6.000% 02/01/17	722,007
303,230	6.000% 05/01/17	311,964

See Accompanying Notes to Financial Statements.

30

Columbia Short Term Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Mortgage-backed securities - (continued)
$63,582	6.500% 03/01/12	$65,770
29,789	6.500% 07/01/32	30,693
32,232	7.500% 11/01/09	32,659
124,048	7.500% 08/01/15	131,197
158,174	8.000% 05/01/15	169,601
46,241	8.000% 08/01/30	49,439
56,044	8.000% 05/01/31	59,920
80,124	8.000% 07/01/31	85,654
741,561	9.000% 04/01/16	785,222
	TBA:
15,000,000	4.500% 10/18/20(f)	14,685,930
15,000,000	5.500% 10/18/20(f)	15,215,625
	Government National Mortgage Association
2,060,559	4.375% 04/20/22(c)	2,073,838
1,418,634	4.375% 04/20/22(c)	1,427,771
1,174,850	4.375% 06/20/29(c)	1,183,257
124,598	6.500% 09/15/13	129,738
5,949	6.500% 03/15/32	6,190
580,956	6.500% 11/15/33	604,496
122,254	7.000% 11/15/13	128,367
23,373	7.000% 04/15/29	24,593
125,188	7.000% 04/15/29	131,724
5,913	7.000% 08/15/29	6,222
		193,574,880
	Total mortgage-backed securities (Cost of $281,118,038)	277,725,111
	Collateralized mortgage obligations - 14.2%
	Collateralized mortgage obligations - 11.3%
	Non-agency - 11.3%
1,439,828	Bank of America Mortgage Securities 5.250% 02/25/18(g)	1,433,176
3,583,400	Bear Stearns Adjustable Rate Mortgage Trust 3.515% 06/25/34(c)	3,486,863
	Countrywide Alternative Loan Trust
1,280,722	4.230% 03/25/34(c)	1,279,593
11,769,487	5.250% 08/25/35	11,799,499
14,000,000	5.500% 10/25/35	14,118,160
	Countrywide Home Loan Mortgage Pass Through Trust
138,920	4.230% 08/25/18(c)	138,234
5,754,417	4.330% 03/25/34(c)	5,759,653
420,888	5.000% 01/25/18	419,760
32,745,052	5.500% 09/25/35	32,951,019
21,066,072	CS First Boston Mortgage Securities Corp. 5.500% 09/25/35	21,170,029
	First Horizon Asset Securities, Inc.
2,044,312	4.280% 06/25/18(c)	2,052,571
5,788,398	4.330% 03/25/18(c)	5,817,051

Par		Value
	Non-agency - (continued)
$3,781,554	GMAC Mortgage Corporation Loan Trust 4.330% 05/25/18(c)	$3,784,239
14,071,882	IMPAC CMB Trust 4.150% 03/25/35(c)	14,088,346
22,000,000	IMPAC Secured Assets Common Owner Trust 4.100% 02/25/35(c)	22,026,840
15,155,235	Mortgage IT Trust 4.200% 12/25/34(c)	15,156,750
49,523	Ocwen Residential MBS Corp. 7.000% 10/25/40(a)	49,581
7,464	PNC Mortgage Securities Corp. (e)04/28/27	7,065
105,233	Residential Accredit Loans, Inc. 4.430% 07/25/32(c)	105,337
8,380,149	Residential Funding Mortgage Securities I, Inc. 4.230% 07/25/18(c)	8,392,133
459,773	SACO I, Inc. 7.000% 08/25/36(a)	461,383
64,976	Sears Corp. 8.500% 04/01/17	64,918
	Structured Asset Securities Corp.
431,110	5.500% 05/25/33	425,876
300,256	5.500% 07/25/33	301,261
3,136,397	5.750% 04/25/33	3,114,838
3,042,892	Wamu Alternative Mortgage Pass-Through Cerificates 4.330% 06/25/18(c)	3,058,532
	Washington Mutual Mortgage Securities Corp.
3,497,838	4.330% 03/25/18(c)	3,515,572
4,060,000	5.500% 10/25/35	4,070,962
	Wells Fargo Mortgage Backed Securities
3,449,199	4.500% 08/25/18	3,376,041
5,053,476	5.250% 08/25/33	5,060,905
		187,486,187
	Commercial mortgage-backed securities - 2.9%
1,820,000	Citigroup Commercial Mortgage Trust 4.733% 10/15/41	1,791,208
22,335,512	CS First Boston Mortgage Securities Corp. 6.480% 05/17/40	23,126,859
12,009,158	LB-UBS Commercial Mortgage Trust 5.642% 12/15/25	12,190,616
15,106,431	Merrill Lynch Mortgage Investors, Inc., Interest Only 1.042% 12/15/30(c)	545,493
2,630,000	Nationslink Funding Corp. 6.888% 11/10/30	2,719,578
2,875,736	PNC Mortgage Acceptance Corp. 5.910% 03/12/34	2,933,797

See Accompanying Notes to Financial Statements.

31

Columbia Short Term Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Commercial mortgage-backed securities - (continued)
$4,289,514	Prudential Securities Secured Financing Corp. 6.480% 11/01/31	$4,431,754
		47,739,305
	Total collateralized mortgage obligations (Cost of $236,501,310)	235,225,492
	Government agencies & obligations - 10.9%
	Foreign government obligations - 1.9%
1,000,000	Government of Canada 6.750% 08/28/06	1,022,100
450,000	Morocco Government AID Bond 4.000% 05/01/23(c)	446,985
3,500,000	Province of Ontario 3.500% 09/17/07	3,437,735
	Province of Quebec
3,368,000	5.500% 04/11/06	3,389,690
1,100,000	6.500% 01/17/06	1,107,205
5,000,000	7.000% 01/30/07	5,162,700
1,950,000	Republic of Italy 2.500% 03/31/06	1,932,548
5,000,000	Swedish Export Credit 2.875% 01/26/07	4,913,550
10,000,000	United Mexican States 4.625% 10/08/08	9,950,000
		31,362,513
	U.S. government agencies & obligations - 9.0%
	Federal Farm Credit Bank
700,000	2.625% 09/17/07	677,715
8,000,000	4.900% 03/21/06	8,026,896
	Federal Home Loan Bank
6,000,000	2.000% 02/13/06	5,955,768
500,000	3.000% 05/15/06	496,134
2,250,000	4.875% 05/15/07	2,266,395
3,500,000	Federal Home Loan Mortgage Corp. 2.125% 11/15/05	3,492,370
	Federal National Mortgage Association
20,400,000	2.375% 02/15/07	19,861,236
5,900,000	5.000% 01/15/07	5,944,651
38,827,663	U.S. Treasury Inflation Index Notes 3.875% 01/15/09	42,121,957
	U.S. Treasury Notes
40,000,000	2.875% 11/30/06	39,426,560
21,215,000	3.000% 11/15/07	20,717,763
		148,987,445
	Total government agencies & obligations (Cost of $181,873,132)	180,349,958

Par		Value
	Short-term obligations - 5.1%
	Repurchase agreement - 3.9%
$64,889,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.700%, collateralized by U.S. Government Agency Obligations with various maturities to 07/27/15, market value of $66,192,398 (repurchase proceeds $64,909,007)	$64,889,000
	U.S. government agencies & obligations - 1.2%
5,000,000	Federal Home Loan Bank, Discount Notes 3.690% 12/14/05(h)	4,962,383
15,000,000	Federal Home Loan Mortgage Corp., Discount Notes 3.610% 10/18/05(h)	14,974,500
		19,936,883
	Total short-term obligations (Cost of $84,825,883)	84,825,883
Total investments (Cost of $1,700,071,977)(i)	101.7%	1,683,380,031
Other assets and liabilities, net	(1.7)%	(28,874,021)
Net assets	100.0%	$1,654,506,010

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which did not include any illiquid securities, amounted to $26,921,098, which represents 1.6% of net assets.

(b)  Loan participation agreement.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2005.

(d)  Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)  Zero coupon bond.

(f)  Security, or a portion thereof, purchased on a delayed delivery basis.

(g)  Investments in affiliates during the six months ended September 30, 2005:

Security Name:	Bank of America Mortgage Securities 5.250% 02/25/18
Par as of 03/31/05:	$-
Par purchased:	$1,499,444
Par sold:	$59,616
Par as of 09/30/05:	$1,439,828
Net realized loss:	$(981)
Interest income earned:	$7,333
Value at end of period:	$1,433,176

See Accompanying Notes to Financial Statements.

32

Columbia Short Term Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

(h)  Security pledged as collateral for TBA's.

(i)  Cost for federal income tax purposes is $1,700,071,977.

At September 30, 2005, the fund held the following sectors:

Sector	% of Net Assets
Corporate fixed-income bonds & notes	33.3%
Asset-backed securities	21.4
Mortgage-backed securities	16.8
Collateralized mortgage obligations	14.2
Government agencies & obligations	10.9
Short-term obligations	5.1
Other assets & liabilities, net	(1.7)
100.0%

Acronym	Name
TBA	To Be Announced

See Accompanying Notes to Financial Statements.

33

Columbia Intermediate Core Bond Fund

Investment portfolio  September 30, 2005 (unaudited)

		Value
	Investment companies - 100.1%
	Investment in Columbia Master Investment Trust, Intermediate Core Bond Master Portfolio*	$614,081,912
Total investments	100.1%	614,081,912
Total other assets and liabilities (net)	(0.1)%	(704,667)
Net assets	100.0%	$613,377,245

*  The financial statements of the Intermediate Core Bond Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Intermediate Core Bond Fund's financial statements.

At September 30, 2005, the Columbia Intermediate Core Bond Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Corporate fixed-income bonds & notes	51.1%
Government agencies & obligations	30.1
Collateralized mortgage obligations	8.8
Asset-backed securities	6.5
Mortgage-backed securities	2.1
Short-term obligations	3.1
Other assets & liabilities, net	(1.7)
100.0%

34

Columbia High Income Fund

Investment portfolio  September 30, 2005 (unaudited)

		Value
	Investment companies - 100.2%
	Investment in Columbia Master Investment Trust, High Income Master Portfolio*	$974,768,599
Total investments	100.2%	974,768,599
Total other assets and liabilities (net)	(0.2)%	(1,922,773)
Net assets	100.0%	$972,845,826

*  The financial statements of the High Income Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the High Income Fund's financial statements.

At September 30, 2005, the Columbia High Income Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Communications	21.6%
Financials	11.9
Consumer non-cyclical	11.3
Industrials	9.7
Consumer cyclical	9.3
Energy	7.6
Basic materials	7.4
Utilities	6.0
Technology	4.0
Asset-backed securities	0.6
Diversified	0.6
Short-term obligation	8.2
Other assets & liabilities, net	1.8
100.0%

35

Statements of assets and liabilities  September 30, 2005 (unaudited)

	Columbia Total Return Bond Fund(a) ($)		Columbia Short Term Bond Fund(a) ($)	Columbia Intermediate Core Bond Fund(a) ($)		Columbia High Income Fund(a) ($)
Assets:
Unaffiliated investments, at cost	2,146,845,924		1,698,609,439	-		-
Affiliated investments, at cost	-		1,462,538	-		-
Investment in master, at cost	-		-	617,371,183		951,919,820
Unaffiliated investments, at value	2,145,214,311		1,681,946,855	-		-
Affiliated investments, at value	-		1,433,176	-		-
Investment in master, at value	-		-	614,081,912		974,768,599
Cash	2,037,401		-	-		-
Foreign currency (cost of $402,587, -, -, and -, respectively)	400,626		-	-		-
Net unrealized appreciation on foreign forward currency contracts	51,174		-	-		-
Receivable for:
Investments sold	6,276,361		38,043,388	-		-
Capital stock sold	2,343,493		1,793,593	220,234		1,305,089
Interest	17,130,708		11,978,116	-		-
Expense reimbursement due from Investment Advisor	-		17,626	-		-
Deferred Trustees' compensation plan	-		14,915	-		-
Other assets	2,774		3,548	-		-
Total assets	2,173,456,848		1,735,231,217	614,302,146		976,073,688
Liabilities:
Payable to custodian bank	-		93,523	-		-
Payable for:
Investments purchased on a delayed delivery basis	347,029,570		30,172,786	-		-
Investments purchased	9,515,658		42,263,030	-		-
Capital stock redeemed	1,942,957		4,698,595	591,219		2,755,832
Futures variation margin	112,674		-	-		-
Distributions	792,467		2,007,541	-		837
Investment advisory fee	550,752		264,234	-		-
Administration fee	225,610		123,303	17,361		87,231
Transfer agent fee	334,960		170,221	142,633		67,905
Merger costs	-		-	46,550		-
Service and distribution fees	14,494		28,585	13,387		163,289
Trustees' fees	91,119		60,713	37,359		25,351
Custody fee	-		9,367	-		-
Legal fee	50,412		39,553	32,467		46,786
Chief compliance officer expenses and fees	3,301		2,072	1,602		2,109
Deferred Trustees' fees	-		14,915	-		-
Other liabilities	71,684		776,769	42,323		78,522
Total liabilities	360,735,658		80,725,207	924,901		3,227,862
Net assets	1,812,721,190		1,654,506,010	613,377,245		972,845,826
Net assets consist of:
Paid-in capital	1,809,760,941		1,678,907,817	620,236,	065	927,768,562
Undistributed (overdistributed) net investment income	(4,096,953)		172,644	168,752		(502,418)
Accumulated net realized gain (loss)	9,298,130		(7,882,505)	(3,738,301)		22,729,775
Unrealized appreciation (depreciation) on:
Investments	(1,631,613)		(16,691,946)	(3,289,271)		22,848,779
Foreign currency translations	(43,30	1)	-	-		1,128
Forward foreign currency exchange contracts	51,174		-	-		-
Futures contracts	(617,188)		-	-		-
Net assets	1,812,721,190		1,654,506,010	613,377,245		972,845,826
Class A:
Net assets	29,854,326		97,082,583	20,443,342		131,161,013
Shares outstanding	3,048,475		9,884,976	2,153,065		14,358,078
Net asset value and redemption price per share(b)	9.79		9.82	9.49		9.13
Maximum sales charge	3.25%		1.00%	3.25%		4.75%
Maximum offering price per share(c)	10.12		9.92	9.81		9.59
Class B:
Net assets	8,228,485		35,237,375	7,754,915		115,267,911
Shares outstanding	839,896		3,590,310	821,166		12,644,867
Net asset value, offering and redemption price per share(b)	9.80		9.81	9.44		9.12
Class C:
Net assets	1,460,081		26,829,292	3,049,115		41,769,930
Shares outstanding	149,103		2,734,676	288,066		4,599,406
Net asset value, offering and redemption price per share(b)	9.79		9.81	10.58		9.08
Class Z:
Net assets	1,773,178,298		1,495,356,760	582,129,873		684,646,972
Shares outstanding	180,925,348		152,540,747	61,538,909		74,422,106
Net asset value, offering and redemption price per share	9.80		9.80	9.46		9.20

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(c) On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

36

Statements of operations

For the Six Months ended September 30, 2005 (Unaudited)

	Columbia Total Return Bond Fund(a) ($)	Columbia Short Term Bond Fund(a) ($)	Columbia Intermediate Core Bond Fund(a) ($)	Columbia High Income Fund(a) ($)
Net investment income
Income
Dividends from affiliates	1,099,667	648,627	-	-
Interest from affiliates	-	7,333	-	-
Interest	40,004,402	16,548,160	-	-
Securities lending	129,493	10,758	-	-
Foreign taxes withheld	(25,395)	-	-	-
Allocated from master portfolio:
Interest	-	-	13,122,830	39,076,403
Dividends	-	-	-	141,363
Dividends from affiliates	-	-	115,021	584,266
Securities lending	-	-	53,545	133,234
Dollar roll fee income	-	-	17,110	-
Foreign taxes withheld	-	-	(8,907)	(18,770)
Total income	41,208,167	17,214,878	13,299,599	39,916,496
Expenses
Investment advisory fee	3,196,755	1,477,489	-	-
Administration fee	1,394,165	689,495	471,266	909,669
Distribution fee:
Class B	35,012	8,833	31,260	455,452
Class C	5,660	62,000	12,556	167,022
Service fee:
Class A	38,215	45,554	26,255	191,601
Class B	11,676	2,944	10,420	151,817
Class C	1,889	20,671	4,186	55,674
Transfer agent fee	324,015	173,437	97,736	124,751
Trustees' fees	7,210	7,210	3,670	2,861
Custody fee	99,582	38,142	-	-
Merger costs	-	-	46,550	-
Chief compliance officer expenses and fees (See Note 4)	6,183	3,919	3,004	3,998
Non-recurring costs (See Note 9)	345,749	183,307	-	-
Other expenses	191,187	148,022	60,603	99,189
Expenses allocated from Master Portfolio	-	-	1,281,182	3,041,791
Total expenses	5,657,298	2,861,023	2,048,688	5,203,825
Expenses waived/reimbursed by Investment Advisor	-	(98,499)	-	-
Non-recurring costs assumed by Investment Advisor (See Note 9)	(345,749)	(183,307)	-	-
Custody earnings credit	(9,928)	(7,382)	-	-
Net expenses	5,301,621	2,571,835	2,048,688	5,203,825
Net investment income	35,906,546	14,643,043	11,250,911	34,712,671
Net realized and unrealized gain (loss) on investments, foreign currency, foreign capital gains and futures contracts
Net realized gain (loss) on:
Investments	4,618,581	(2,281,999)	-	-
Affiliated Investments	-	(981)	-	-
Foreign currency transactions	146,712	-	-	-
Futures contracts	1,189,714	-	-	-
Allocated from master portfolio:
Investments	-	-	(1,037,495)	9,620,574
Foreign currency transactions	-	-	-	1,460,226
Net realized gain (loss)	5,955,007	(2,282,980)	(1,037,495)	11,080,800
Net change in unrealized appreciation (depreciation) on:
Investments	(318,193)	755,273	-	-
Foreign currency translations	(54,849)	-	-	-
Forward foreign currency exchange contracts	51,174	-	-	-
Futures contracts	(279,851)	-	-	-
Allocated from master portfolio:
Investments	-	-	902,780	(26,738,869)
Foreign currency translations	-	-	-	1,128
Net change in unrealized appreciation (depreciation)	(601,719)	755,273	902,780	(26,737,741)
Net gain (loss)	5,353,288	(1,527,707)	(134,715)	(15,656,941)
Net increase resulting from operations	41,259,834	13,115,336	11,116,196	19,055,730

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

37

Statements of changes in net assets

	Columbia Total Return Bond Fund		Columbia Short Term Bond Fund
	(Unaudited) Six Months ended September 30, 2005(a) ($)	Year ended March 31, 2005 ($)	(Unaudited) Six Months ended September 30, 2005(a) ($)	Year ended March 31, 2005 ($)
Increase (decrease) in net assets
Operations:
Net investment income	35,906,546	68,345,020	14,643,043	26,700,769
Net realized gain (loss) on investments and foreign currency transactions	5,955,007	25,451,822	(2,282,980)	(6,273,894)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and foreign capital gains tax	(601,719)	(65,302,753)	755,273	(21,177,481)
Net increase (decrease) resulting from operations	41,259,834	28,494,089	13,115,336	(750,606)
Distributions to shareholders:
From net investment income:
Class A	(581,766)	(1,148,062)	(507,114)	(1,950,082)
Class B	(142,026)	(298,804)	(25,014)	(21,872)
Class C	(22,982)	(43,650)	(167,291)	(338,814)
Class Z	(36,687,108)	(73,997,430)	(14,041,766)	(24,589,557)
From net realized gains:
Class A	(92,433)	(491,327)	-	(214,896)
Class B	(27,640)	(171,452)	-	(3,156)
Class C	(4,473)	(24,662)	-	(53,662)
Class Z	(5,344,291)	(30,768,228)	-	(1,918,152)
Total distributions to shareholders	(42,902,719)	(106,943,615)	(14,741,185)	(29,090,191)
Net capital share transactions	(88,669,591)	(332,491,167)	672,030,481	(241,432,209)
Net increase (decrease) in net assets	(90,312,476)	(410,940,693)	670,404,632	(271,273,006)
Net assets:
Beginning of period	1,903,033,666	2,313,974,359	984,101,378	1,255,374,384
End of period	1,812,721,190	1,903,033,666	1,654,506,010	984,101,378
Undistributed (overdistributed) net investment income, at end of period	(4,096,953)	3,094,763	172,644	270,786

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(b) Allocated from the Master Portfolio.

See Accompanying Notes to Financial Statements.

38

Statements of changes in net assets (continued)

	Columbia Intermediate Core Bond Fund				Columbia High Income Fund
	(Unaudited) Six Months ended September 30, 2005(a) ($)		Year ended March 31, 2005 ($)		(Unaudited) Six Months ended September 30, 2005(a) ($)		Year ended March 31, 2005 ($)
Increase (decrease) in net assets
Operations:
Net investment income	11,250,911		20,991,321		34,712,671		74,896,709
Net realized gain (loss) on investments and foreign currency transactions	(1,037,495	)(b)	(1,980,829	)(b)	11,080,800	(b)	48,115,497	(b)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and foreign capital gains tax	902,780	(b)	(24,946,051	)(b)	(26,737,741	)(b)	(44,786,407	)(b)
Net increase (decrease) resulting from operations	11,116,196		(5,935,559)		19,055,730		78,225,799
Distributions to shareholders:
From net investment income:
Class A	(355,613)		(685,206)		(5,642,115)		(11,010,808)
Class B	(110,857)		(212,032)		(4,040,549)		(8,473,345)
Class C	(39,743)		(75,496)		(1,480,167)		(3,393,078)
Class Z	(10,891,612)		(19,829,360)		(26,446,042)		(52,058,210)
From net realized gains:
Class A	-		(243,872)		-		(7,995,591)
Class B	-		(102,466)		-		(7,454,188)
Class C	-		(37,460)		-		(3,009,874)
Class Z	-		(6,029,271)		-		(39,037,749)
Total distributions to shareholders	(11,397,825)		(27,215,163)		(37,608,873)		(132,432,843)
Net capital share transactions	(14,314,722)		(64,446,855)		(30,570,384)		(93,903,866)
Net increase (decrease) in net assets	(14,596,351)		(97,597,577)		(49,123,527)		(148,110,910)
Net assets:
Beginning of period	627,973,596		725,571,173		1,021,969,353		1,170,080,263
End of period	613,377,245		627,973,596		972,845,826		1,021,969,353
Undistributed (overdistributed) net investment income, at end of period	168,752		315,666		(502,418)		2,393,784

See Accompanying Notes to Financial Statements.

39

Schedules of capital stock activity

	Columbia Total Return Bond Fund
	(Unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2)
Subscriptions	580,834	5,741,663	1,318,316	13,027,172
Shares issued upon conversion from Class B shares	71,939	709,321	12,819	127,149
Proceeds received in connection with merger	-	-	-	-
Distributions reinvested	40,524	399,182	112,418	1,103,169
Redemptions	(746,283)	(7,372,925)	(2,090,639)	(20,658,609)
Net increase (decrease)	(52,986)	(522,759)	(647,086)	(6,401,119)
Class B
Subscriptions	49,196	487,588	54,778	544,487
Proceeds received in connection with merger	-	-	-	-
Distributions reinvested	12,066	119,232	38,587	379,685
Shares redeemed upon conversion into Class A shares	(71,866)	(709,321)	(12,819)	(127,149)
Redemptions	(139,141)	(1,374,688)	(420,021)	(4,158,135)
Net increase (decrease)	(149,745)	(1,477,189)	(339,475)	(3,361,112)
Class C (See Note 2)
Subscriptions	12,583	124,198	24,482	240,864
Proceeds received in connection with merger	-	-	-	-
Distributions reinvested	1,305	12,895	3,694	38,377
Redemptions	(14,752)	(145,676)	(57,521)	(568,818)
Net increase (decrease)	(864)	(8,583)	(29,345)	(289,577)
Class Z
Subscriptions	10,781,021	106,755,194	21,748,301	216,128,400
Proceeds received in connection with merger	-	-	-	-
Distributions reinvested	1,056,301	10,429,205	1,748,349	17,205,655
Redemptions	(20,623,083)	(203,845,459)	(55,968,385)	(555,773,414)
Net increase (decrease)	(8,785,761)	(86,661,060)	(32,471,735)	(322,439,359)

(a)   On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

40

Schedules of capital stock activity (continued)

	Columbia Short Term Bond Fund
	(Unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2)
Subscriptions	458,882	4,521,346	1,845,990	18,337,194
Shares issued upon conversion from Class B shares	-	-	-	-
Proceeds received in connection with merger	6,699,327	65,937,486	-	-
Distributions reinvested	40,409	397,997	161,166	1,596,977
Redemptions	(1,195,765)	(11,774,109)	(10,255,599)	(101,614,145)
Net increase (decrease)	6,002,853	59,082,720	(8,248,443)	(81,679,974)
Class B
Subscriptions	11,477	106,849	-	36
Proceeds received in connection with merger	3,463,903	34,072,841	-	-
Distributions reinvested	2,150	21,130	2,326	23,006
Shares redeemed upon conversion into Class A shares	-	-	-	-
Redemptions	(37,772)	(371,183)	(28,157)	(278,935)
Net increase (decrease)	3,439,758	33,829,637	(25,831)	(255,893)
Class C (See Note 2)
Subscriptions	62,679	617,540	169,036	1,675,003
Proceeds received in connection with merger	1,240,526	12,195,132	-	-
Distributions reinvested	11,427	112,448	26,204	259,349
Redemptions	(412,151)	(4,053,887)	(1,567,959)	(15,526,009)
Net increase (decrease)	902,481	8,871,233	(1,372,719)	(13,591,657)
Class Z
Subscriptions	12,729,942	125,136,967	29,657,823	293,722,330
Proceeds received in connection with merger	62,543,306	614,518,797	-	-
Distributions reinvested	415,364	4,082,002	674,951	6,673,968
Redemptions	(17,649,299)	(173,490,875)	(45,103,453)	(446,300,983)
Net increase (decrease)	58,039,313	570,246,891	(14,770,679)	(145,904,685)

See Accompanying Notes to Financial Statements.

41

Schedules of capital stock activity

	Columbia Intermediate Core Bond Fund
	(Unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A:
Subscriptions	287,039	2,753,974	623,652	6,022,576
Shares issued upon conversion from Class B shares	11,019	105,451	15,663	151,009
Distributions reinvested	36,577	349,779	82,697	792,079
Redemptions	(422,024)	(4,042,605)	(1,331,378)	(12,857,101)
Net decrease	(87,389)	(833,401)	(609,366)	(5,891,437)
Class B:
Subscriptions	33,633	321,253	74,938	722,827
Distributions reinvested	11,136	105,947	26,349	251,480
Shares redeemed upon conversion into Class A shares	(11,077)	(105,451)	(15,663)	(151,009)
Redemptions	(118,875)	(1,132,121)	(377,339)	(3,620,004)
Net decrease	(85,183)	(810,372)	(291,715)	(2,796,706)
Class C:
Subscriptions	18,140	193,553	51,722	556,105
Distributions reinvested	1,349	14,396	2,894	30,843
Redemptions	(59,732)	(637,754)	(198,201)	(2,124,373)
Net decrease	(40,243)	(429,805)	(143,585)	(1,537,425)
Class Z:
Subscriptions	6,548,927	62,587,800	10,308,244	99,247,691
Distributions reinvested	13,593	129,612	253,585	2,408,731
Redemptions	(7,845,525)	(74,958,556)	(16,187,152)	(155,877,709)
Net decrease	(1,283,005)	(12,241,144)	(5,625,323)	(54,221,287)

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

42

Schedules of capital stock activity (continued)

	Columbia High Income Fund
	(Unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A:
Subscriptions	6,812,973	62,681,355	12,625,390	118,725,633
Shares issued upon conversion from Class B shares	68,953	636,968	29,102	278,353
Distributions reinvested	341,616	3,130,666	1,477,771	13,909,124
Redemptions	(7,370,734)	(67,749,013)	(16,370,900)	(155,165,474)
Net decrease	(147,192)	(1,300,024)	(2,238,637)	(22,252,364)
Class B:
Subscriptions	396,953	3,654,300	1,314,062	12,452,873
Distributions reinvested	242,133	2,214,810	1,049,903	9,835,090
Shares redeemed upon conversion into Class A shares	(69,103)	(636,968)	(29,102)	(278,353)
Redemptions	(1,935,136)	(17,726,864)	(3,136,745)	(29,676,628)
Net decrease	(1,365,153)	(12,494,722)	(801,882)	(7,667,018)
Class C:
Subscriptions	556,171	5,088,013	1,421,677	13,404,790
Distributions reinvested	80,275	731,888	401,059	3,746,598
Redemptions	(1,341,665)	(12,234,606)	(2,989,529)	(28,219,893)
Net decrease	(705,219)	(6,414,705)	(1,166,793)	(11,068,505)
Class Z:
Subscriptions	12,181,760	112,819,967	26,353,204	252,451,253
Distributions reinvested	378,405	3,482,722	1,370,438	12,964,917
Redemptions	(13,689,883)	(126,663,622)	(33,183,996)	(318,332,149)
Net decrease	(1,129,718)	(10,360,933)	(5,460,354)	(52,915,979)

See Accompanying Notes to Financial Statements.

43

Financial highlights

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Total Return Bond Fund(a)
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.80	$0.18	$0.03	$0.21	$(0.19)	$(0.03)	$(0.22)
Year ended 3/31/2005(d)	10.17	0.31	(0.19)	0.12	(0.34)	(0.15)	(0.49)
Year ended 3/31/2004(d)	9.99	0.34	0.24	0.58	(0.34)	(0.06)	(0.40)
Year ended 3/31/2003(d)	9.65	0.33	0.53	0.86	(0.35)	(0.17)	(0.52)
Year ended 3/31/2002(d)	9.78	0.50	(0.12)	0.38	(0.51)	-	(0.51)
Year ended 3/31/2001	9.37	0.60	0.41	1.01	(0.60)	-	(0.60)
Class B Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.81	$0.14	$0.03	$0.17	$(0.15)	$(0.03)	$(0.18)
Year ended 3/31/2005(d)	10.17	0.23	(0.18)	0.05	(0.26)	(0.15)	(0.41)
Year ended 3/31/2004(d)	9.99	0.26	0.24	0.50	(0.26)	(0.06)	(0.32)
Year ended 3/31/2003(d)	9.66	0.25	0.52	0.77	(0.27)	(0.17)	(0.44)
Year ended 3/31/2002(d)	9.78	0.43	(0.11)	0.32	(0.44)	-	(0.44)
Year ended 3/31/2001	9.37	0.52	0.41	0.93	(0.52)	-	(0.52)
Class C Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.80	$0.14	$0.03	$0.17	$(0.15)	$(0.03)	$(0.18)
Year ended 3/31/2005(d)	10.17	0.23	(0.19)	0.04	(0.26)	(0.15)	(0.41)
Year ended 3/31/2004(d)	9.99	0.26	0.24	0.50	(0.26)	(0.06)	(0.32)
Year ended 3/31/2003(d)	9.65	0.25	0.53	0.78	(0.27)	(0.17)	(0.44)
Year ended 3/31/2002(d)	9.78	0.43	(0.12)	0.31	(0.44)	-	(0.44)
Year ended 3/31/2001	9.37	0.52	0.41	0.93	(0.52)	-	(0.52)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.81	$0.19	$0.03	$0.22	$(0.20)	$(0.03)	$(0.23)
Year ended 3/31/2005(d)	10.17	0.33	(0.18)	0.15	(0.36)	(0.15)	(0.51)
Year ended 3/31/2004(d)	10.00	0.36	0.23	0.59	(0.36)	(0.06)	(0.42)
Year ended 3/31/2003(d)	9.66	0.35	0.53	0.88	(0.37)	(0.17)	(0.54)
Year ended 3/31/2002(d)	9.78	0.53	(0.11)	0.42	(0.54)	-	(0.54)
Year ended 3/31/2001	9.37	0.62	0.41	1.03	(0.62)	-	(0.62)

(a)  On August 22, 2005, the Fund's, Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and / or expense reimbursements, was less than 0.01%.

(d)  Per share net investment income has been calculated using the monthly average shares method.

(e)  Not annualized.

(f)  Annualized.

(g)  The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 9) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.81% for Class A shares, 1.56% for each Class B and Class C shares and 0.56% for Class Z shares.

(h)  The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 9) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.89% for Investor A shares, 1.64% each for Investor B and Investor C shares and 0.64% for Primary A shares.

(i)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.91% for Investor A shares, 1.66% each for Investor B and Investor C shares and 0.66% for Primary A shares.

(j)  The effect of interest expense on the operating expense ratio was less than 0.01%.

See Accompanying Notes to Financial Statements.

44

Financial highlights (continued)

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets(c)		Portfolio turnover rate		Ratio of operating expenses to average net assets(c)
Total Return Bond Fund(a)
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.79	2.11	%(e)	$29,854	0.81	%(f)	3.64	%(f)	85	%(e)	0.85	%(f)(g)
Year ended 3/31/2005(d)	9.80	1.21		30,409	0.83		3.08		402		0.91	(h)
Year ended 3/31/2004(d)	10.17	5.92		38,114	0.90		3.36		398		0.93	(i)
Year ended 3/31/2003(d)	9.99	9.05		43,828	0.92		3.25		488		0.92
Year ended 3/31/2002(d)	9.65	3.96		40,902	0.93	(j)	5.03		314		0.93
Year ended 3/31/2001	9.78	11.11		27,220	0.92		6.28		120		0.92
Class B Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.80	1.73	%(e)	$8,228	1.56	%(f)	2.88	%(f)	85	%(e)	1.60	%(f)(g)
Year ended 3/31/2005(d)	9.81	0.55		9,707	1.58		2.32		402		1.66	(h)
Year ended 3/31/2004(d)	10.17	5.13		13,518	1.65		2.61		398		1.68	(i)
Year ended 3/31/2003(d)	9.99	8.13		18,783	1.67		2.50		488		1.67
Year ended 3/31/2002(d)	9.66	3.29		16,877	1.68	(j)	4.28		314		1.68
Year ended 3/31/2001	9.78	10.29		6,994	1.67		5.53		120		1.67
Class C Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.79	1.73	%(e)	$1,460	1.56	%(f)	2.88	%(f)	85	%(e)	1.60	%(f)(g)
Year ended 3/31/2005(d)	9.80	0.45		1,470	1.58		2.32		402		1.66	(h)
Year ended 3/31/2004(d)	10.17	5.13		1,823	1.65		2.61		398		1.68	(i)
Year ended 3/31/2003(d)	9.99	8.24		2,823	1.67		2.50		488		1.67
Year ended 3/31/2002(d)	9.65	3.18		2,387	1.68	(j)	4.28		314		1.68
Year ended 3/31/2001	9.78	10.28		1,321	1.67		5.53		120		1.67
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.80	2.24	%(e)	$1,773,178	0.56	%(f)	3.87	%(f)	85	%(e)	0.60	%(f)(g)
Year ended 3/31/2005(d)	9.81	1.56		1,861,448	0.58		3.30		402		0.66	(h)
Year ended 3/31/2004(d)	10.17	6.07		2,260,519	0.65		3.61		398		0.68	(i)
Year ended 3/31/2003(d)	10.00	9.32		2,482,229	0.67		3.50		488		0.67
Year ended 3/31/2002(d)	9.66	4.33		2,256,647	0.68	(j)	5.28		314		0.68
Year ended 3/31/2001	9.78	11.39		2,333,703	0.67		6.53		120		0.67

See Accompanying Notes to Financial Statements.

45

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Short Term Bond Fund(a)
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.82	$0.14	$-	$0.14	$(0.14)	$-	$(0.14)
Year ended 3/31/2005(d)	10.07	0.21	(0.23)	(0.02)	(0.21)	(0.02)	(0.23)
Year ended 3/31/2004(d)	10.10	0.20	0.02	0.22	(0.20)	(0.05)	(0.25)
Year ended 3/31/2003(d)	9.83	0.28	0.30	0.58	(0.28)	(0.03)	(0.31)
Year ended 3/31/2002(d)	9.81	0.45	0.02	0.47	(0.45)	-	(0.45)
Year ended 3/31/2001	9.51	0.56	0.30	0.86	(0.56)	-	(0.56)
Class B Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.81	$0.10	$-	$0.10	$(0.10)	$-	$(0.10)
Year ended 3/31/2005(d)	10.07	0.14	(0.24)	(0.10)	(0.14)	(0.02)	(0.16)
Year ended 3/31/2004(d)	10.09	0.13	0.03	0.16	(0.13)	(0.05)	(0.18)
Year ended 3/31/2003(d)	9.83	0.21	0.29	0.50	(0.21)	(0.03)	(0.24)
Year ended 3/31/2002(d)	9.80	0.38	0.03	0.41	(0.38)	-	(0.38)
Year ended 3/31/2001	9.51	0.48	0.29	0.77	(0.48)	-	(0.48)
Class C Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.81	$0.10	$-	$0.10	$(0.10)	$-	$(0.10)
Year ended 3/31/2005(d)	10.07	0.13	(0.23)	(0.10)	(0.14)	(0.02)	(0.16)
Year ended 3/31/2004(d)	10.09	0.13	0.03	0.16	(0.13)	(0.05)	(0.18)
Year ended 3/31/2003(d)	9.83	0.21	0.29	0.50	(0.21)	(0.03)	(0.24)
Year ended 3/31/2002(d)	9.80	0.38	0.03	0.41	(0.38)	-	(0.38)
Year ended 3/31/2001	9.51	0.48	0.29	0.77	(0.48)	-	(0.48)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.80	$0.15	$-	$0.15	$(0.15)	$-	$(0.15)
Year ended 3/31/2005(d)	10.06	0.24	(0.25)	(0.01)	(0.23)	(0.02)	(0.25)
Year ended 3/31/2004(d)	10.08	0.22	0.04	0.26	(0.23)	(0.05)	(0.28)
Year ended 3/31/2003(d)	9.82	0.31	0.29	0.60	(0.31)	(0.03)	(0.34)
Year ended 3/31/2002(d)	9.80	0.48	0.02	0.50	(0.48)	-	(0.48)
Year ended 3/31/2001	9.51	0.58	0.29	0.87	(0.58)	-	(0.58)

(a)  On August 22, 2005, the Fund's, Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(d)  Per share net investment income has been calculated using the monthly average shares method.

(e)  Not annualized.

(f)  Annualized.

(g)  The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 9) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.76% for Class A shares, 1.51% for each Class B and Class C shares and 0.51% for Class Z shares.

(h)  The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 9) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.81% for Investor A shares, 1.56% each for Investor B and Investor C shares and 0.56% for Primary A shares.

(i)  The Reimbursement from Investment Adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

(j)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.82% for Investor A shares, 1.57% each for Investor B and Investor C shares and 0.57% for Primary A shares.

See Accompanying Notes to Financial Statements.

46

Financial highlights (continued)

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets(c)		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets(c)
Short Term Bond Fund(a)
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.82	1.39	%(e)	$97,083	0.74	%(f)	2.78	%(f)	55	%(e)	0.80	%(f)(g)
Year ended 3/31/2005(d)	9.82	(0.19)		38,130	0.73		2.10		128		0.83	(h)
Year ended 3/31/2004(d)	10.07	2.23		122,202	0.72	(i)	1.99		164		0.85	(j)
Year ended 3/31/2003(d)	10.10	6.01		130,036	0.75		2.74		54		0.85
Year ended 3/31/2002(d)	9.83	4.91		99,453	0.77		4.54		80		0.87
Year ended 3/31/2001	9.81	9.28		7,658	0.76		5.79		42		0.86
Class B Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.81	1.02	%(e)	$35,237	1.49	%(f)	2.02	%(f)	55	%(e)	1.55	%(f)(g)
Year ended 3/31/2005(d)	9.81	(1.03)		1,477	1.48		1.37		128		1.58	(h)
Year ended 3/31/2004(d)	10.07	1.58		1,775	1.47	(i)	1.24		164		1.60	(j)
Year ended 3/31/2003(d)	10.09	5.12		2,170	1.50		1.99		54		1.60
Year ended 3/31/2002(d)	9.83	4.25		2,511	1.52		3.79		80		1.62
Year ended 3/31/2001	9.80	8.36		2,515	1.51		5.04		42		1.61
Class C Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.81	1.02	%(e)	$26,829	1.49	%(f)	2.02	%(f)	55	%(e)	1.55	%(f)(g)
Year ended 3/31/2005(d)	9.81	(1.03)		17,980	1.48		1.36		128		1.58	(h)
Year ended 3/31/2004(d)	10.07	1.58		32,267	1.47	(i)	1.24		164		1.60	(j)
Year ended 3/31/2003(d)	10.09	5.12		54,350	1.50		1.99		54		1.60
Year ended 3/31/2002(d)	9.83	4.23		39,515	1.52		3.79		80		1.62
Year ended 3/31/2001	9.80	8.37		833	1.51		5.04		42		1.61
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.80	1.52	%(e)	$1,495,357	0.49	%(f)	3.01	%(f)	55	%(e)	0.55	%(f)(g)
Year ended 3/31/2005(d)	9.80	(0.04)		926,514	0.48		2.37		128		0.58	(h)
Year ended 3/31/2004(d)	10.06	2.60		1,099,131	0.47	(i)	2.24		164		0.60	(j)
Year ended 3/31/2003(d)	10.08	6.18		791,981	0.50		2.99		54		0.60
Year ended 3/31/2002(d)	9.82	5.19		493,457	0.52		4.79		80		0.62
Year ended 3/31/2001	9.80	9.44		358,812	0.51		6.04		42		0.61

See Accompanying Notes to Financial Statements.

47

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Intermediate Core Bond Fund(a)(b)(c)
Class A Shares
Six months ended 9/30/2005 (unaudited)	$9.50	$0.16	$(0.01)	$0.15	$(0.16)	$-	$(0.16)
Year ended 3/31/2005	9.97	0.28	(0.38)	(0.10)	(0.28)	(0.09)	(0.37)
Year ended 3/31/2004	9.96	0.26	0.15	0.41	(0.28)	(0.12)	(0.40)
Year ended 3/31/2003	9.43	0.32	0.65	0.97	(0.32)	(0.12)	(0.44)
Year ended 3/31/2002	9.55	0.47	(0.12)	0.35	(0.47)	-	(0.47)
Year ended 3/31/2001	9.15	0.56	0.40	0.96	(0.56)	-	(0.56)
Class B Shares
Six months ended 9/30/2005 (unaudited)	$9.45	$0.12	$-	$0.12	$(0.13)	$-	$(0.13)
Year ended 3/31/2005	9.92	0.21	(0.38)	(0.17)	(0.21)	(0.09)	(0.30)
Year ended 3/31/2004	9.91	0.19	0.14	0.33	(0.20)	(0.12)	(0.32)
Year ended 3/31/2003	9.39	0.25	0.64	0.89	(0.25)	(0.12)	(0.37)
Year ended 3/31/2002	9.51	0.40	(0.12)	0.28	(0.40)	-	(0.40)
Year ended 3/31/2001	9.13	0.47	0.42	0.89	(0.51)	-	(0.51)
Class C Shares
Six months ended 9/30/2005 (unaudited)	$10.58	$0.14	$(0.01)	$0.13	$(0.13)	$-	$(0.13)
Year ended 3/31/2005	11.07	0.23	(0.42)	(0.19)	(0.21)	(0.09)	(0.30)
Year ended 3/31/2004	11.02	0.20	0.17	0.37	(0.20)	(0.12)	(0.32)
Year ended 3/31/2003	10.39	0.23	0.75	0.98	(0.23)	(0.12)	(0.35)
Year ended 3/31/2002	10.47	0.39	(0.08)	0.31	(0.39)	-	(0.39)
Year ended 3/31/2001	9.32	0.47	1.09	1.56	(0.41)	-	(0.41)
Class Z Shares
Six months ended 9/30/2005 (unaudited)	$9.47	$0.17	$-	$0.17	$(0.18)	$-	$(0.18)
Year ended 3/31/2005	9.94	0.31	(0.39)	(0.08)	(0.30)	(0.09)	(0.39)
Year ended 3/31/2004	9.93	0.29	0.14	0.43	(0.30)	(0.12)	(0.42)
Year ended 3/31/2003	9.41	0.34	0.64	0.98	(0.34)	(0.12)	(0.46)
Year ended 3/31/2002	9.52	0.49	(0.11)	0.38	(0.49)	-	(0.49)
Year ended 3/31/2001	9.13	0.58	0.39	0.97	(0.58)	-	(0.58)

(a)  On August 22, 2005, the Fund's, Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(b)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Intermediate Core Bond Master Portfolio.

(c)  Per share net investment income has been calculated using the monthly average shares method.

(d)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(e)  Not annualized.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

48

Financial highlights (continued)

									Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(d)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Ratio of operating expenses to average net assets
Intermediate Core Bond Fund(a)(b)(c)
Class A Shares
Six months ended 9/30/2005 (unaudited)	$9.49	1.61	%(e)	$20,443	0.88	%(f)	3.36	%(f)	0.88	%(f)
Year ended 3/31/2005	9.50	(0.99)		21,279	0.89		2.92		0.93
Year ended 3/31/2004	9.97	4.17		28,403	0.93		2.69		0.94
Year ended 3/31/2003	9.96	10.43		31,915	0.95		3.21		0.95
Year ended 3/31/2002	9.43	3.66		58,167	1.03		4.55		1.11
Year ended 3/31/2001	9.55	10.88		62,617	1.03		6.06		1.06
Class B Shares
Six months ended 9/30/2005 (unaudited)	$9.44	1.25	%(e)	$7,755	1.63	%(f)	2.61	%(f)	1.63	%(f)
Year ended 3/31/2005	9.45	(1.73)		8,565	1.64		2.17		1.68
Year ended 3/31/2004	9.92	3.41		11,883	1.68		1.94		1.69
Year ended 3/31/2003	9.91	9.59		13,739	1.70		2.46		1.70
Year ended 3/31/2002	9.39	2.94		7,003	1.78		3.80		1.86
Year ended 3/31/2001	9.51	9.99		1,290	1.78		5.31		1.81
Class C Shares
Six months ended 9/30/2005 (unaudited)	$10.58	1.21	%(e)	$3,049	1.63	%(f)	2.61	%(f)	1.63	%(f)
Year ended 3/31/2005	10.58	(1.74)		3,473	1.64		2.17		1.68
Year ended 3/31/2004	11.07	3.42		5,222	1.68		1.94		1.69
Year ended 3/31/2003	11.02	9.59		5,605	1.70		2.46		1.70
Year ended 3/31/2002	10.39	2.94		2,586	1.78		3.80		1.86
Year ended 3/31/2001	10.47	17.06		797	1.78		5.31		1.81
Class Z Shares
Six months ended 9/30/2005 (unaudited)	$9.46	1.75	%(e)	$582,130	0.63	%(f)	3.61	%(f)	0.63	%(f)
Year ended 3/31/2005	9.47	(0.73)		594,657	0.64		3.17		0.68
Year ended 3/31/2004	9.94	4.44		680,063	0.68		2.94		0.69
Year ended 3/31/2003	9.93	10.62		695,894	0.70		3.46		0.70
Year ended 3/31/2002	9.41	4.04		261,018	0.78		4.80		0.86
Year ended 3/31/2001	9.52	11.04		51,178	0.78		6.31		0.81

See Accompanying Notes to Financial Statements.

49

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
High Income Fund(a)(b)(c)
Class A Shares
Six months ended 9/30/2005 (unaudited)	$9.31	$0.32	$(0.16)	$0.16	$(0.34)	$-	$(0.34)
Year ended 3/31/2005	9.79	0.66	0.03	0.69	(0.65)	(0.52)	(1.17)
Year ended 3/31/2004	8.52	0.70	1.36	2.06	(0.70)	(0.09)	(0.79)
Year ended 3/31/2003	8.80	0.75	(0.28)	0.47	(0.75)	-	(0.75)
Year ended 3/31/2002	9.22	0.80	(0.32)	0.48	(0.85)	(0.05)	(0.90)
Year ended 3/31/2001	9.88	0.96	(0.58)	0.38	(1.04)	-	(1.04)
Class B Shares
Six months ended 9/30/2005 (unaudited)	$9.29	$0.28	$(0.14)	$0.14	$(0.31)	$-	$(0.31)
Year ended 3/31/2005	9.77	0.58	0.04	0.62	(0.58)	(0.52)	(1.10)
Year ended 3/31/2004	8.51	0.64	1.35	1.99	(0.64)	(0.09)	(0.73)
Year ended 3/31/2003	8.80	0.69	(0.29)	0.40	(0.69)	-	(0.69)
Year ended 3/31/2002	9.21	0.76	(0.33)	0.43	(0.79)	(0.05)	(0.84)
Year ended 3/31/2001	9.88	0.92	(0.62)	0.30	(0.97)	-	(0.97)
Class C Shares
Six months ended 9/30/2005 (unaudited)	$9.25	$0.28	$(0.14)	$0.14	$(0.31)	$-	$(0.31)
Year ended 3/31/2005	9.74	0.58	0.03	0.61	(0.58)	(0.52)	(1.10)
Year ended 3/31/2004	8.47	0.64	1.36	2.00	(0.64)	(0.09)	(0.73)
Year ended 3/31/2003	8.77	0.69	(0.30)	0.39	(0.69)	-	(0.69)
Year ended 3/31/2002	9.19	0.76	(0.34)	0.42	(0.79)	(0.05)	(0.84)
Year ended 3/31/2001	9.87	0.90	(0.61)	0.29	(0.97)	-	(0.97)
Class Z Shares
Six months ended 9/30/2005 (unaudited)	$9.37	$0.33	$(0.14)	$0.19	$(0.36)	$-	$(0.36)
Year ended 3/31/2005	9.86	0.67	0.04	0.71	(0.68)	(0.52)	(1.20)
Year ended 3/31/2004	8.57	0.73	1.38	2.11	(0.73)	(0.09)	(0.82)
Year ended 3/31/2003	8.86	0.77	(0.29)	0.48	(0.77)	-	(0.77)
Year ended 3/31/2002	9.27	0.86	(0.34)	0.52	(0.88)	(0.05)	(0.93)
Year ended 3/31/2001	9.90	0.96	(0.54)	0.42	(1.05)	-	(1.05)

(a)  On August 22, 2005, the Fund's, Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(b)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the High Income Master Portfolio.

(c)  Per share net investment income has been calculated using the monthly average shares method.

(d)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(e)  Not annualized.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

50

Financial highlights (continued)

									Without waivers and/or expense reimbursements
	Net assets value end of period	Total return(d)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Ratio of operating expenses to average net assets
High Income Fund(a)(b)(c)
Class A Shares
Six months ended 9/30/2005 (unaudited)	$9.13	1.81	%(e)	$131,161	1.08	%(f)	6.80	%(f)	1.08	%(f)
Year ended 3/31/2005	9.31	7.64		134,980	1.09		6.90		1.09
Year ended 3/31/2004	9.79	24.88		163,916	1.09		7.37		1.09
Year ended 3/31/2003	8.52	6.07		97,154	1.15		9.22		1.15
Year ended 3/31/2002	8.80	5.69		31,551	1.18		9.50		1.25
Year ended 3/31/2001	9.22	3.99		8,344	1.18		10.72		1.70
Class B Shares
Six months ended 9/30/2005 (unaudited)	$9.12	1.54	%(e)	$115,268	1.83	%(f)	6.12	%(f)	1.83	%(f)
Year ended 3/31/2005	9.29	6.89		130,088	1.84		6.17		1.84
Year ended 3/31/2004	9.77	23.91		144,762	1.84		6.62		1.84
Year ended 3/31/2003	8.51	5.20		95,110	1.90		8.47		1.90
Year ended 3/31/2002	8.80	5.06		64,091	1.93		8.75		2.00
Year ended 3/31/2001	9.21	3.29		22,106	1.93		9.97		2.45
Class C Shares
Six months ended 9/30/2005 (unaudited)	$9.08	1.54	%(e)	$41,770	1.83	%(f)	6.15	%(f)	1.83	%(f)
Year ended 3/31/2005	9.25	6.80		49,066	1.84		6.21		1.84
Year ended 3/31/2004	9.74	24.15		63,005	1.84		6.62		1.84
Year ended 3/31/2003	8.47	5.09		32,453	1.90		8.47		1.90
Year ended 3/31/2002	8.77	4.96		15,213	1.93		8.75		2.00
Year ended 3/31/2001	9.19	3.20		1,891	1.93		9.97		2.45
Class Z Shares
Six months ended 9/30/2005 (unaudited)	$9.20	2.04	%(e)	$684,647	0.83	%(f)	7.06	%(f)	0.83	%(f)
Year ended 3/31/2005	9.37	7.76		707,834	0.84		7.09		0.84
Year ended 3/31/2004	9.86	25.30		798,398	0.84		7.62		0.84
Year ended 3/31/2003	8.57	6.19		460,639	0.90		9.47		0.90
Year ended 3/31/2002	8.86	6.05		194,867	0.93		9.75		1.00
Year ended 3/31/2001	9.27	4.51		61,181	0.93		10.97		1.45

See Accompanying Notes to Financial Statements.

51

Notes to financial statements   September 30, 2005 (unaudited)

Note 1.  Organization

Columbia Funds Series Trust (the "Trust"), formerly Nations Funds Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. Information presented in these financial statements pertains to the following portfolios of the Trust (each a "Fund" and collectively, the "Funds"):

Fund Name	Former Fund Name
Columbia Total Return Bond Fund Columbia Short Term Bond Fund Columbia Intermediate Core Bond Fund Columbia High Income Fund	Nations Bond Fund Nations Short-Term Income Fund Nations Intermediate Bond Fund Nations High Yield Bond Fund

On September 23, 2005, Nations Funds Trust was renamed Columbia Funds Series Trust. Also on that date, each of the Funds presented in these financial statements was renamed as disclosed above.

Investment goals:  Columbia Total Return Bond Fund seeks total return by investing in investment grade fixed-income securities. Columbia Short Term Bond Fund seeks high current income consistent with minimal fluctuation of principal. Columbia Intermediate Core Bond Fund seeks to obtain interest income and capital appreciation. Columbia High Income Fund seeks maximum income by investing in a diversified portfolio of high yield debt securities.

Columbia Intermediate Core Bond Fund and Columbia High Income Fund (the "Feeder Funds") seek to achieve their investment objectives by investing substantially all of their assets in Columbia Intermediate Core Bond Master Portfolio and Columbia High Income Master Portfolio, respectively (the "Master Portfolios"). The Master Portfolios are each a series of Columbia Funds Master Investment Trust (the "Master Trust"). Each Master Portfolio has the same investment objective as that of its corresponding Feeder Fund. The values of the Feeder Funds' investments in the respective Master Portfolios included in the Statements of assets and liabilities reflect the Feeder Funds' proportionate beneficial interests in the net assets of the respective Master Portfolios (97.3% for Columbia Intermediate Core Bond Master Portfolio and 96.2% for Columbia High Income Master Portfolio at September 30, 2005). The financial statements of the Master Portfolios, including their investment portfolios, are included elsewhere within this report and should be read in conjunction with the Feeder Funds' financial statements. Other funds not registered under the 1940 Act and managed by Columbia Management Advisors, LLC, whose financial statements are not presented here, also invest in the Master Portfolios.

On September 23, 2005, Nations Master Investment Trust was renamed Columbia Funds Master Investment Trust. Also on that date, Nations Intermediate Bond Master Portfolio and Nations High Yield Bond Master Portfolio were renamed Columbia Intermediate Core Bond Master Portfolio and Columbia High Income Master Portfolio, respectively.

Fund shares: The Funds currently offer four classes of shares: Class A, Class B, Class C and Class Z shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class. On August 22, 2005, Investor A, Investor B, Investor C and Primary A shares of the Funds were redesignated Class A, Class B, Class C and Class Z shares, respectively.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year financial statement presentation. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security valuation: Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including, but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal

52

Notes to financial statements (continued)  September 30, 2005 (unaudited)

market makers. Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

Security transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures contracts: With the exception of the Feeder Funds, all Funds may invest in futures contracts for the purposes of hedging against changes in values of the Funds securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the bond market. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Funds may purchase and write call and put options on securities, futures and swap contracts ("swaptions"). A Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures, and to seek to enhance return.

The Funds may write covered call options and put options on securities in which they are permitted to invest from time to time in seeking to attain each Fund's objective. Call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price. In the case of put options, a Fund is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Funds may also write combinations of covered puts and calls on the same underlying security. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Funds typically receive a premium from writing a put or call option, which would increase the Funds' return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

53

Notes to financial statements (continued)  September 30, 2005 (unaudited)

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

Swaps: The Funds may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of assets and liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund's basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities.

Forward foreign currency contracts: Generally, each Fund may enter into forward foreign currency contracts only under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment advisor or sub-advisor believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of assets and liabilities. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these

54

Notes to financial statements (continued)  September 30, 2005 (unaudited)

commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

Stripped securities: Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest-only security. The market value of these securities consisting entirely of principal or interest payments can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Dollar rolls: The Funds may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund's policy is to record the component of dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls") as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. Dollar rolls outstanding are included in "Investments purchased on a delayed delivery basis" on the Statements of assets and liabilities. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar roll purchase commitments.

Repurchase agreements: Each Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Loan participation and commitments: The Columbia Short Term Bond Fund may invest in Loan Participations. When a Fund purchases a Loan Participation, the Fund typically enters into a contractual relationship with the lender or third party selling such Participation ("Selling Participant"), but not the Borrower. As a result, the Fund assumes the credit risk of the Borrower, Selling Participant and any other persons interpositioned between the Fund and the Borrower ("Intermediate Participants"). The Fund may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Loan Participant.

Foreign currency transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. London time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Income recognition: Interest income is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares

The Feeder Funds record their share of the investment income and realized and unrealized gains and losses reported by the Master Portfolios on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolios based upon the relative value of their investments in the Master Portfolios.

55

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Expenses: General expenses of the Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

The Feeder Funds record their share of the expenses reported by the Master Portfolios on a daily basis. The expenses are allocated daily to investors in the Master Portfolios based upon the relative value of the Feeder Funds' investments in the Master Portfolios.

Dividends and distributions to shareholders: Distributions from net investment income are declared daily and paid monthly for each Fund except the Feeder Funds. The Feeder Funds declare and pay dividends monthly. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal income tax status: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust's organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be minimal.

Note 3.  Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2005 was as follows:

Fund	Ordinary Income*	Long-term Capital Gains
Columbia Total Return Bond Fund	$100,927,302	$6,016,313
Columbia Short Term Bond Fund	28,352,459	737,732
Columbia Intermediate Core Bond Fund	22,862,028	4,353,135
Columbia High Income Fund	96,063,171	36,369,672

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2005, based on cost of investments for federal income tax purposes was:

Fund	Unrealized Appreciation		Unrealized Depreciation		Net Unrealized Appreciation/ (Depreciation)
Columbia Total Return Bond Fund	$22,159,577		$(23,791,190)		$(1,631,613)
Columbia Short Term Bond Fund	1,054,680		(17,746,626)		(16,691,946)
Columbia Intermediate Core Bond Fund	-	*	-	*	(3,289,271)
Columbia High Income Fund	-	*	-	*	22,848,779

*  See corresponding Master Portfolio for tax basis information.

56

Notes to financial statements (continued)  September 30, 2005 (unaudited)

The following capital loss carryforwards, determined as of March 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	Expiring in 2013
Columbia Short Term Bond Fund	$954,804
Columbia Intermediate Core Bond Fund	1,494,488

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As determined on March 31, 2005, the following Funds elected to defer losses occurring between November 1, 2004 and March 31, 2005 under these rules as follows:

Fund	Currency Losses Deferred	Capital Losses Deferred
Columbia Short Term Bond Fund	$100	$4,644,719
Columbia Intermediate Core Bond Fund	-	1,164,492

Note 4.  Fees and Compensation Paid to Affiliates

Investment advisory fee: Columbia Management Advisors, LLC ("Columbia") is the investment advisor to the Funds. Prior to September 30, 2005, Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A., which in turn is a wholly-owned subsidiary of Bank of America Corporation ("BOA"), was the investment advisor to the Funds, under the same fee structure. On September 30, 2005, Columbia Management Advisors, Inc., a wholly-owned subsidiary of BOA, merged into BACAP. At that time, the combined investment advisor was then renamed Columbia Management Advisors, LLC.

Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates:

	Fees on Average Net Assets
Fund	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Short Term Bond Fund	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Columbia Total Return Bond Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%

The Feeder Funds indirectly pay for investment advisory services through their investments in their corresponding Master Portfolios (see Note 4 of Notes to financial statements of the Master Portfolios).

For the six months ended September 30, 2005, the annualized effective investment advisory fee rates for the Columbia Short Term Bond Fund and Columbia Total Return Bond Fund was 0.30% and 0.34%, respectively.

Administration fee: Columbia provides administrative and other services to the Funds. State Street Bank and Trust Company ("State Street") serves as the sub-administrator to the Funds. Prior to August 22, 2005, BACAP Distributors, LLC, ("BACAP Distributors"), a wholly-owned subsidiary of BOA, served as the administrator to the Funds under the same fee structure and Bank of New York ("BNY") served as the sub-administrator to the Funds.

Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly based on each Fund's average daily net assets at the following annual rates:

Fund	Annual Fee Rate
Columbia Total Return Bond Fund	0.15%
Columbia Short Term Bond Fund	0.14%
Columbia Intermediate Core Bond Fund	0.15%
Columbia High Income Fund	0.18%

Columbia has voluntarily agreed to waive a portion of its administration fee for the Columbia Short Term Bond Fund at an annual rate of 0.02% of the Columbia Short Term Bond Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.

57

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Transfer agent fee: Columbia Management Services, Inc. (the "Transfer Agent"), formerly known as Columbia Funds Services, Inc., an affiliate of Columbia and a wholly-owned subsidiary of BOA, provides shareholder services to the Funds. The Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Prior to August 22, 2005, PFPC Inc. ("PFPC") served as the transfer agent for the Funds' shares and Bank of America served as the sub-transfer agent for the Class Z shares (formerly Primary A shares) of the Funds. On August 22, 2005, Columbia Funds Services, Inc. was renamed Columbia Management Services, Inc.

Effective August 22, 2005, for accounts other than omnibus accounts, the Transfer Agent receives a fee, paid monthly, at an annual rate of $15.23 per open account. For omnibus accounts, the Transfer Agent receives a fee at the maximum annual rate of 0.11% of the net assets within each omnibus account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to August 22, 2005, Bank of America was entitled to receive from PFPC a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Class Z shares of each Fund. These amounts are included in "Transfer agent fees" on the Statements of operations. For the period ended August 22, 2005, Bank of America earned sub-transfer agent fees from the Funds as follows:

Fund	Sub-Transfer Agent Fee
Columbia Total Return Bond Fund	$20,785
Columbia Short Term Bond Fund	8,999
Columbia Intermediate Core Bond Fund	7,888
Columbia High Income Fund	7,743

Underwriting discounts, service and distribution fees: Columbia Management Distributors, Inc. (the "Distributor") serves as distributor of the Funds' shares. Prior to August 22, 2005, BACAP Distributors, a wholly-owned subsidiary of BOA, served as the distributor of the Funds' shares, under the same fee structure. On August 22, 2005, BACAP Distributors merged into Columbia Funds Distributor, Inc., an affiliate of BACAP and a wholly-owned subsidiary of BOA. Columbia Funds Distributor, Inc. was then renamed Columbia Management Distributors, Inc.

For the six months ended September 30, 2005, the Distributor has retained net underwriting discounts and net contingent deferred sales charge ("CDSC") fees as follows:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class A	Class B	Class C
Columbia Total Return Bond Fund	$626	$-	$824	$-
Columbia Short Term Bond Fund	2,063	-	553	429
Columbia Intermediate Core Bond Fund	6,119	-	10,168	8
Columbia High Income Fund	102,273	-	20,603	4,611

The Trust has adopted shareholder servicing plans and distribution plans for the Class B Shares and Class C Shares of each Fund and a combined distribution and shareholder servicing plan for Class A Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and the Distributor.

58

Notes to financial statements (continued)  September 30, 2005 (unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate (after fee waivers)	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%*	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%

*  Columbia Short Term Bond Fund pays its shareholder servicing fees, at the rates shown above, under a separate servicing plan.

Expense limits and fee reimbursements: Columbia and/or the Distributor have contractually agreed to waive fees and/or reimburse expenses through July 31, 2006 to the extent that total expenses (excluding interest expense and shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

Fund	Annual rate
Columbia Total Return Bond Fund	0.60%
Columbia Intermediate Core Bond Fund	0.81%
Columbia High Income Fund	0.93%

Columbia and/or the Distributor are entitled to recover from the Columbia Intermediate Core Bond Fund and Columbia Total Return Bond Fund any fees waived or expenses reimbursed by Columbia and/or the Distributor during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

At September 30, 2005, the amounts potentially recoverable by Columbia and/or the Distributor pursuant to this arrangement are as follows:

	Amount of potential recovery expiring		Total potential	Amount recovered during period ended
Fund	3/31/08	3/31/07	recovery	9/30/05
Columbia Total Return Bond Fund	$1,044,185	$100,411	$1,144,596	$0

Fees paid to officers and trustees:  With the exception of one officer, all officers of the Funds are employees of Columbia or its affiliates and receive no compensation from the Funds. The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer position. Each Fund's fee will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves (formerly Nations Treasury Reserves) another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statements of operations. The liability for the deferred compensation plan is included in "Payable for Trustees' fees" on the Statements of assets and liabilities.

As a result of a merger (see Note 9), the Columbia Short Term Income Fund assumed the assets and liabilities of the deferred compensation plan of the Columbia Short Term Bond Fund Inc. The deferred compensation plan may be terminated at any time. Benefits under this deferred compensation plan are not funded and any payments to plan participants are paid solely out of the Fund's assets.

Custody credits: Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of operations. The Funds could

59

Notes to financial statements (continued)  September 30, 2005 (unaudited)

have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Other:  Prior to the appointment of State Street as sub-administrator to the Funds, the Funds made daily investments of cash balances in the Columbia Cash Reserves (formerly Nations Cash Reserves), another portfolio of the Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in "Dividends from affiliates" on the Statements of operations. BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Columbia Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Funds. For the six months ended September 30, 2005, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

Fund	Advisory Fees (earned by BACAP)	Administration Fees (earned by BACAP Distributors)
Columbia Total Return Bond Fund	$36,960	$18,480
Columbia Short-Term Bond Fund	23,875	11,938

Note 5.  Portfolio Information

For the six months ended September 30, 2005, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	U.S Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Columbia Total Return Bond Fund	$2,449,065,764	$2,572,082,697	$304,387,493	$248,147,150
Columbia Short Term Bond Fund	230,046,213	405,406,171	338,448,883	273,316,490
Columbia Intermediate Core Bond Fund*	-	-	-	-
Columbia High Income Fund*	-	-	-	-

*  See corresponding Master Portfolio for portfolio turnover information.

Note 6.  Shares of Beneficial Interest

An unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Class B Shares generally convert to Class A Shares as following:

Columbia Intermediate Core Bond Fund Columbia Total Return Bond Fund
Class B shares purchased:	Will convert to Class A shares after:
- after November 15, 1998	Eight years

- between August 1, 1998 and November 15, 1998

$0 - $249,999	Six years

$250,000 - $499,999	Six years

$500,000 - $999,999	Five years

Columbia High Income Fund
Class B shares purchased:	Will convert to Class A shares after:
- after November 15, 1998	Eight years

- between August 1, 1997 and November 15, 1998

$0 - $249,999	Nine years

$250,000 - $499,999	Six years

$500,000 - $999,999	Five years

- before August 1, 1997	Eight Years

See Schedules of capital stock activity.

60

Notes to financial statements (continued)  September 30, 2005 (unaudited)

As of September 30, 2005, the Funds had shareholders whose shares were beneficially owned by participant accounts over which Bank of America and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The numbers of accounts and the percentages of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Total Return Bond Fund	3	92.25%
Columbia Short Term Bond Fund	4	80.74
Columbia Intermediate Core Bond Fund	1	94.43
Columbia High Income Fund	3	65.40

Note 7.  Line of Credit

The Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating fund based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statements of operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund.

Prior to August 22, 2005, the Trust participated with other affiliated funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement were taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings was payable at a specified Federal Funds Rate plus 0.50% on an annualized basis. Each participating fund maintained a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

For the six months ended September 30, 2005, the Funds did not borrow under these arrangements.

Note 8.  Securities Lending

Under an agreement with BNY, the Funds were allowed to lend their securities to certain approved brokers, dealers and other financial institutions. The income earned by each Fund from securities lending is included in the Statements of operations. At September 30, 2005, the Funds do not participate in a securities lending program.

Note 9.  Disclosure of Significant Risks and Contingencies

Foreign securities: Certain Funds invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Legal proceedings:  On February 9, 2005, BACAP (which has since been renamed Columbia Management Advisors, LLC) ("Columbia") and BACAP Distributors which has since merged into Columbia Management Distributors, Inc. (formerly Columbia Funds Distributor, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is

61

Notes to financial statements (continued)  September 30, 2005 (unaudited)

available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, Columbia and its affiliate, Banc of America Securities, LLC ("BAS") have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, the Columbia Group to reduce Columbia Funds, and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. The Columbia Group is currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and Independent Trustees and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under development. As such, any gain to the Columbia Funds or their shareholders can not be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly Nations Funds Trust) (the "Trust"), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including Columbia and the Distributor (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names the Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Trust against BAC and others that asserts claims under federal securities laws and state common law. The Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against the Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Trust has filed a motion to dismiss that is pending. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

For the six months ended September 30, 2005, Columbia has assumed legal, consulting services and Trustees' fees incurred by the Funds in connection with these matters as follows:

Fund	Non-Recurring Costs
Columbia Total Return Bond Fund	$345,749
Columbia Short Term Bond Fund	183,307
Columbia Intermediate Core Bond Fund	-
Columbia High Income Fund	-

62

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Note 10.  Business Combinations and Mergers

On September 23, 2005, the Nations Short-Intermediate Government Fund and the Columbia Short Term Bond Fund merged into the Nations Short-Term Income Fund. Class A, Class B, Class C and Class Z shares of Nations Short-Intermediate Government Fund and Columbia Short Term Bond Fund were issued in exchange for Class A, Class B, Class C and Class Z shares of Columbia Short Term Bond Fund, respectively. Class D, Class G and Class T shares of Columbia Short Term Bond Fund were issued in exchange for Class C, Class Z and Class A shares respectively. The Columbia Short Term Bond Fund received a tax-free transfer of assets from Nations Short-Intermediate Government Fund and Columbia Short Term Bond Fund as follows:

	Shares Issued	Net Assets Received[1]	Unrealized Depreciation[1]
Nations Short-Intermediate Government Fund	32,022,936	$315,056,275	$(1,705,711)
Columbia Short Term Bond Fund	41,924,126	411,973,922	(2,724,126)
	Net Assets of Nations Short-Term Income Fund Prior to Combination	Net Assets of Nations Short- Intermediate Government Fund and Columbia Short Term Bond Fund Immediately Prior to Combination	Net Assets of Nations Short Term Income Fund After Combination
	$945,397,619	$727,030,197	$1,672,427,816

1 Unrealized depreciation is included in the respective Net Assets Received.

The Nations Short-term Income fund was then renamed as Columbia Short Term Bond Fund.

Note 11.  Subsequent Event

On October 7, 2005, the Columbia Fixed Income Securities Fund merged into the Nations Bond Fund. Class A, Class B, Class C and Class Z shares of Columbia Fixed Income Securities Fund were issued in exchange for Class A, Class B, Class C and Class Z shares of Columbia Total Return Bond Fund, respectively. Class D shares of Columbia Fixed Income Securities Fund were issued in exchange for Class C shares of Columbia Total Return Bond Fund. The Columbia Total Return Bond Fund received a tax-free transfer of assets from Columbia Fixed Income Securities Fund as follows:

Shares Issued	Net Assets Received	Unrealized Depreciation[1]
24,207,775	$236,741,689	$(361,652)

Net Assets of Nations Bond Fund Prior to Combination	Net Assets of Columbia Fixed Income Securities Fund Immediately Prior to Combination	Net Assets of Nations Bond Fund After Combination
$1,802,681,747	$236,741,689	$2,039,423,436

1 Unrealized depreciation is included in the Net Assets Received.

The Nations Bond Fund was then renamed as Columbia Total Return Bond Fund.

Also on October 7, 2005, the Columbia Intermediate Government Income Fund merged into the Nations Intermediate Bond Fund. Class A, Class B, Class C and Class Z shares of Columbia Intermediate Government Income Fund were issued in

63

Notes to financial statements (continued)  September 30, 2005 (unaudited)

exchange for Class A, Class B, Class C and Class Z shares of Columbia Intermediate Core Bond Fund, respectively. Class G and Class T shares of Columbia Intermediate Government Income Fund were issued in exchange for Class Z and Class A shares of Columbia Intermediate Core Bond Fund, respectively. The Columbia Intermediate Core Bond Fund received a tax-free transfer of assets from Columbia Intermediate Government Income Fund as follows:

Shares Issued	Net Assets Received	Unrealized Depreciation[1]
34,378,577	$325,305,175	$(2,719,470)

Net Assets of Nations Intermediate Bond Fund Prior to Combination	Net Assets of Columbia Intermediate Government Income Fund Immediately Prior to Combination	Net Assets of Nations Intermediate Bond Fund After Combination
$613,220,345	$325,305,175	$938,525,520

1 Unrealized depreciation is included in the Net Assets Received.

The Nations Intermediate Bond Fund was then renamed as Columbia Intermediate Core Bond Fund.

64

Columbia Funds Master Investment Trust

Columbia Intermediate Core Bond Master Portfolio and
Columbia High Income Master Portfolio Semiannual Report

  September 30, 2005 (unaudited)

The following pages should be read in conjunction with Columbia Intermediate Core Bond and Columbia High Income Funds' Semiannual Report.

65

Columbia Master Investment Trust

Columbia Intermediate Core Bond Master Portfolio

Investment portfolio  September 30, 2005 (unaudited)

Par		Value
	Corporate fixed-income bonds & notes - 51.1%
	Basic materials - 2.3%
	Chemicals - 1.1%
$1,622,000	Dow Chemical Co. 6.125% 02/01/11	$1,714,697
1,298,000	E.I. Dupont De Nemours & Co. 3.375% 11/15/07	1,270,236
435,000	Potash Corp. of Saskatchewan 4.875% 03/01/13	429,589
	Praxair, Inc.
705,000	4.750% 07/15/07	707,559
1,192,000	6.500% 03/01/08	1,239,871
1,394,000	6.625% 10/15/07	1,448,812
489,000	6.900% 11/01/06	500,046
		7,310,810
	Forest products & paper - 0.7%
	International Paper Co.
577,000	4.250% 01/15/09	563,596
1,973,000	5.850% 10/30/12	2,032,920
1,501,000	MeadWestvaco Corp. 6.850% 04/01/12	1,629,216
		4,225,732
	Metals & mining - 0.5%
29,000	Alcan, Inc. 6.450% 03/15/11	31,024
1,570,000	Alcoa, Inc. 7.375% 08/01/10	1,744,521
641,000	BHP Billiton Finance USA Ltd. 4.800% 04/15/13	639,872
701,000	CODELCO, Inc. 5.500% 10/15/13(a)	722,906
		3,138,323
		14,674,865
	Communications - 6.1%
	Media - 2.2%
1,607,000	Clear Channel Communications 6.000% 11/01/06	1,626,075
	Comcast Cable Communications, Inc.
1,104,000	6.375% 01/30/06	1,111,011
1,620,000	7.125% 06/15/13	1,800,549
	News America Holdings, Inc.
1,247,000	6.625% 01/09/08	1,297,217
967,000	9.250% 02/01/13	1,198,316
1,159,000	Thomson Corp. 5.250% 08/15/13	1,184,521
	Time Warner, Inc.
1,785,000	7.250% 09/01/08	1,896,116
10,000	8.110% 08/15/06	10,287
1,727,000	9.125% 01/15/13	2,115,748
	Walt Disney Co.
336,000	5.500% 12/29/06	339,800
1,073,000	6.750% 03/30/06	1,085,436
		13,665,076

Par		Value
	Telecommunication services - 3.9%
$943,000	British Telecommunications PLC 8.375% 12/15/10	$1,089,438
636,000	Cingular Wireless Services, Inc. 8.125% 05/01/12	745,824
3,980,000	Deutsche Telekom International Finance BV 5.250% 07/22/13	4,015,661
4,091,000	France Telecom SA 8.000% 03/01/11	4,643,121
1,018,000	SBC Communications, Inc. 5.750% 05/02/06	1,025,839
	Sprint Capital Corp.
697,000	6.125% 11/15/08	724,134
3,121,000	8.375% 03/15/12	3,672,918
2,660,000	Telecom Italia Capital SA 5.250% 10/01/15	2,611,774
11,000	Telefonos de Mexico SA 4.500% 11/19/08	10,863
3,625,000	TELUS Corp. 7.500% 06/01/07	3,784,138
2,533,000	Verizon Pennsylvania, Inc. 5.650% 11/15/11	2,590,803
		24,914,513
		38,579,589
	Consumer cyclical - 2.2%
	Auto manufacturers - 0.6%
3,842,000	DaimlerChrysler N.A. Holding Corp. 4.050% 06/04/08	3,755,363
	Home builders - 0.6%
4,000,000	Centex Corp. 4.550% 11/01/10	3,868,760
	Lodging - 0.5%
3,000,000	Harrah's Operating Co., Inc. 5.625% 06/01/15(a)	2,955,240
	Retail - 0.5%
4,000	Costco Wholesale Corp. 5.500% 03/15/07	4,054
	Target Corp.
10,000	3.375% 03/01/08	9,754
802,000	5.375% 06/15/09	823,229
957,000	5.400% 10/01/08	980,246
802,000	5.875% 03/01/12	851,836
	Wal-Mart Stores, Inc.
40,000	4.375% 07/12/07	39,993
850,000	4.550% 05/01/13	835,661
		3,544,773
		14,124,136

See Accompanying Notes to Financial Statements.

66

Columbia Master Investment Trust

Columbia Intermediate Core Bond Master Portfolio

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Consumer non-cyclical - 3.0%
	Agriculture - 0.1%
$328,000	Monsanto Co. 4.000% 05/15/08	$322,945
	Beverages - 0.2%
1,142,000	Anheuser-Busch Companies, Inc. 6.000% 04/15/11	1,212,347
3,000	Coca-Cola Co. 5.750% 03/15/11	3,147
		1,215,494
	Cosmetics/personal care - 0.3%
1,847,000	Procter & Gamble Co. 4.750% 06/15/07	1,855,792
	Food - 1.5%
2,016,000	Cadbury-Schweppes PLC 5.125% 10/01/13(a)	2,012,996
2,357,000	Campbell Soup Co. 5.500% 03/15/07	2,388,018
2,444,000	Fred Meyer, Inc. 7.450% 03/01/08	2,582,966
1,919,000	General Mills, Inc. 2.625% 10/24/06	1,880,908
633,000	Kroger Co. 6.750% 04/15/12	679,912
		9,544,800
	Healthcare services - 0.5%
	WellPoint, Inc.
1,728,000	6.375% 06/15/06	1,750,567
1,258,000	6.375% 01/15/12	1,354,451
		3,105,018
	Household products/wares - 0.1%
621,000	Fortune Brands, Inc. 2.875% 12/01/06	609,288
	Pharmaceuticals - 0.3%
12,000	Abbott Laboratories 5.625% 07/01/06	12,103
2,112,000	GlaxoSmithKline Capital PLC 2.375% 04/16/07	2,044,669
		2,056,772
		18,710,109
	Energy - 3.3%
	Oil & gas - 2.3%
1,293,000	BP Capital Markets PLC 2.750% 12/29/06	1,267,670
2,421,000	Burlington Resources Finance Co. 5.600% 12/01/06	2,451,311
	Conoco Funding Co.
255,000	5.450% 10/15/06	257,412
1,427,000	6.350% 10/15/11	1,552,604
530,000	Devon Financing Corp. 6.875% 09/30/11	581,845
1,939,000	Pemex Project Funding Master Trust 7.875% 02/01/09	2,096,544

Par		Value
	Oil & gas - (continued)
$3,000,000	Ras Laffan Liquefied Natural Gas Co., Ltd. II 5.298% 09/30/20(a)	$3,014,850
2,237,000	USX Corp. 6.650% 02/01/06	2,252,458
827,000	Valero Energy Corp. 6.875% 04/15/12	909,162
		14,383,856
	Pipelines - 1.0%
1,219,000	CenterPoint Energy Resources Corp. 7.875% 04/01/13	1,404,605
1,065,000	Consolidated Natural Gas Co. 5.375% 11/01/06	1,073,211
1,415,000	Duke Capital LLC. 4.370% 03/01/09	1,394,044
1,125,000	Kinder Morgan, Inc. 5.150% 03/01/15	1,110,285
1,311,000	TEPPCO Partners LP 7.625% 02/15/12	1,465,567
		6,447,712
		20,831,568
	Financials - 26.0%
	Banks - 7.2%
660,000	Bank of New York Co., Inc. 3.900% 09/01/07	651,677
4,000,000	Bank One Corp. 6.000% 08/01/08	4,144,000
2,000	Barclays Bank PLC 7.400% 12/15/09	2,205
597,000	City National Corp. 5.125% 02/15/13	600,857
6,000	Deutsche Bank Financial, Inc. 6.700% 12/13/06	6,139
3,000,000	HSBCBank USA NA 3.877% 12/14/06(b)	2,996,970
923,000	Huntington National Bank 2.750% 10/16/06	904,365
964,000	Key Bank National Association 7.000% 02/01/11	1,056,303
	Korea Development Bank
5,000	5.250% 11/16/06	5,029
1,225,000	7.250% 05/15/06	1,248,153
	Mellon Funding Corp.
1,028,000	4.875% 06/15/07	1,033,212
8,000	6.400% 05/14/11	8,664
900,000	6.700% 03/01/08	941,652
1,968,000	National City Bank 4.625% 05/01/13	1,929,408
1,892,000	PNC Funding Corp. 5.750% 08/01/06	1,910,220
3,286,000	Popular North America, Inc. 6.125% 10/15/06	3,326,122

See Accompanying Notes to Financial Statements.

67

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Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Banks - (continued)
$1,223,000	Regions Financial Corp. 6.375% 05/15/12	$1,323,176
1,700,000	Scotland International Finance 4.250% 05/23/13(a)	1,609,696
738,000	SouthTrust Bank, Inc. 4.750% 03/01/13	735,328
2,366,000	Union Planters Corp. 4.375% 12/01/10	2,317,710
4,000,000	US Bancorp 4.500% 07/29/10	3,962,960
	Wachovia Corp.
3,609,000	3.500% 08/15/08	3,508,092
2,116,000	4.850% 07/30/07	2,131,743
9,200,000	Wells Fargo & Co. 3.970% 09/15/09(b)	9,199,724
		45,553,405
	Diversified financial services - 16.4%
645,000	AIG SunAmerica Global Financing VII 5.850% 08/01/08(a)	663,795
	American Express Co.
1,120,000	3.750% 11/20/07	1,102,528
907,000	4.750% 06/17/09	909,204
1,286,000	5.500% 09/12/06	1,298,217
1,022,000	American General Finance Corp. 2.750% 06/15/08	971,278
1,829,000	Bear Stearns Companies, Inc. 4.500% 10/28/10	1,803,266
1,031,000	Capital One Bank 5.000% 06/15/09	1,036,248
	Caterpillar Financial Services Corp.
3,705,000	4.500% 09/01/08	3,694,700
582,000	4.500% 06/15/09	578,531
1,845,000	CIT Group, Inc. 7.375% 04/02/07	1,918,911
	Citigroup, Inc.
3,000,000	3.750% 05/02/08(b)	3,002,040
1,900,000	4.125% 02/22/10	1,856,699
4,320,000	5.000% 09/15/14	4,320,518
3,073,000	6.000% 02/21/12	3,261,590
2,687,000	Countrywide Home Loans, Inc. 5.500% 08/01/06	2,709,463
	Credit Suisse First Boston USA, Inc.
2,460,000	4.875% 08/15/10	2,462,952
1,210,000	5.875% 08/01/06	1,222,850
1,597,000	6.125% 11/15/11	1,700,182
2,439,000	Diageo Finance BV 3.000% 12/15/06	2,395,659
	General Electric Capital Corp.
1,000,000	3.750% 12/15/09	965,060
7,250,000	4.064% 06/22/09(b)	7,262,760
3,343,000	5.875% 02/15/12	3,538,599
	Goldman Sachs Group, Inc.
315,000	4.125% 01/15/08	312,105
2,503,000	6.600% 01/15/12	2,713,753

Par		Value
	Diversified financial services - (continued)
	HSBC Finance Corp.
$2,176,000	5.750% 01/30/07	$2,209,010
3,072,000	6.375% 11/27/12	3,315,640
1,118,000	7.200% 07/15/06	1,141,579
3,200,000	International Lease Finance Corp. 4.875% 09/01/10	3,190,048
2,074,000	John Deere Capital Corp. 3.625% 05/25/07	2,045,669
	JPMorgan Chase & Co.
3,382,000	5.250% 05/30/07	3,423,024
3,836,000	7.250% 06/01/07	4,000,526
	Lehman Brothers Holdings, Inc.
367,000	4.000% 01/22/08	362,688
4,513,000	7.000% 02/01/08	4,743,298
336,000	7.875% 08/15/10	379,740
1,020,000	MassMutual Global Funding II 2.550% 07/15/08(a)	963,931
	Merrill Lynch & Co., Inc.
1,591,000	2.070% 06/12/06	1,563,571
1,360,000	3.700% 04/21/08	1,332,433
2,596,000	6.000% 02/17/09	2,705,889
	Morgan Stanley
5,000,000	3.879% 01/15/10(b)	5,024,850
295,000	5.300% 03/01/13	299,531
1,050,000	6.600% 04/01/12	1,140,426
	National Rural Utilities Cooperative Finance Corp.
1,023,000	3.250% 10/01/07	997,937
1,824,000	5.750% 08/28/09	1,889,701
1,853,000	Principal Life Global Funding I 6.250% 02/15/12(a)	1,993,624
2,860,000	Prudential Funding LLC 6.600% 05/15/08(a)	2,994,620
3,000,000	Residential Capital Corp. 6.375% 06/30/10(a)	3,034,860
769,000	Rio Tinto Finance USA Ltd. 2.625% 09/30/08	725,798
2,674,000	Toyota Motor Credit Corp. 2.700% 01/30/07	2,614,370
		103,793,671
	Insurance - 0.7%
16,000	Allstate Corp. 6.125% 02/15/12	16,900
	Hartford Financial Services Group, Inc.
590,000	2.375% 06/01/06	582,259
1,120,000	4.625% 07/15/13	1,090,466
510,000	Marsh & McLennan Companies, Inc. 3.625% 02/15/08	493,971
1,524,000	Metlife, Inc. 5.375% 12/15/12	1,550,883
256,000	Nationwide Financial Services 5.900% 07/01/12	268,339

See Accompanying Notes to Financial Statements.

68

Columbia Master Investment Trust

Columbia Intermediate Core Bond Master Portfolio

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Insurance - (continued)
$398,000	Unitrin, Inc. 4.875% 11/01/10	$392,531
		4,395,349
	Real estate - 0.1%
356,000	ERP Operating LP 5.200% 04/01/13	356,698
	Real estate investment trusts - 0.7%
1,744,000	Camden Property Trust 5.375% 12/15/13	1,737,809
612,000	Health Care Property Investors, Inc. 6.450% 06/25/12	647,912
1,750,000	Simon Property Group L.P. 4.875% 08/15/10	1,743,122
		4,128,843
	Savings & loans - 0.9%
1,712,000	Amsouth Bank NA 4.850% 04/01/13	1,685,841
	Golden West Financial Corp.
406,000	4.125% 08/15/07	402,176
1,283,000	4.750% 10/01/12	1,271,119
	Washington Mutual, Inc.
2,008,000	4.625% 04/01/14	1,906,014
335,000	5.625% 01/15/07	339,368
		5,604,518
		163,832,484
	Industrials - 2.5%
	Aerospace & defense - 0.4%
252,000	General Dynamics Corp. 4.500% 08/15/10	250,196
483,000	Goodrich Corp. 7.625% 12/15/12	555,377
1,106,000	Northrop Grumman Corp. 7.125% 02/15/11	1,219,841
700,000	Raytheon Co. 5.375% 04/01/13	714,560
		2,739,974
	Auto manufacturers - 1.3%
	Ford Motor Credit Co.
1,010,000	5.700% 01/15/10	921,776
6,242,000	7.375% 10/28/09	6,056,987
988,000	General Motors Acceptance Corp. 6.150% 04/05/07	980,284
		7,959,047
	Electrical components & equipment - 0.1%
750,000	Emerson Electric Co. 4.750% 10/15/15	740,595
	Environmental control - 0.2%
1,195,000	Waste Management, Inc. 7.375% 08/01/10	1,311,644

Par		Value
	Machinery - construction & mining - 0.0%
$7,000	Caterpillar, Inc. 6.550% 05/01/11	$7,628
	Miscellaneous manufacturing - 0.0%
7,000	General Electric Co. 5.000% 02/01/13	7,064
	Transportation - 0.5%
	Burlington Northern Santa Fe Corp.
1,250,000	4.875% 01/15/15	1,237,963
1,139,000	6.750% 07/15/11	1,244,232
397,000	Canadian National Railroad Co. 6.375% 10/15/11	428,462
		2,910,657
		15,676,609
	Technology - 0.5%
	Computers - 0.5%
1,942,000	Hewlett-Packard Co. 5.750% 12/15/06	1,969,421
1,500,000	International Business Machines Corp. 3.800% 02/01/08	1,476,120
		3,445,541
	Utilities - 5.2%
	Electric - 4.7%
1,800,000	American Electric Power Co., Inc. 5.375% 03/15/10	1,834,038
780,000	Appalachian Power Co. 3.600% 05/15/08	759,455
1,250,000	Commonwealth Edison Co. 4.700% 04/15/15	1,182,975
1,034,000	Consolidated Edison Co. of New York 6.625% 12/15/05	1,038,560
	Dominion Resources, Inc.
2,830,000	4.300% 09/28/07(b)	2,835,518
571,000	5.000% 03/15/13	564,770
525,000	Duquesne Light Co. 6.700% 04/15/12	570,287
3,782,000	FirstEnergy Corp. 6.450% 11/15/11	4,024,918
4,000	Florida Power & Light Co. 4.850% 02/01/13	4,010
977,430	FPL Energy National Wind 5.608% 03/10/24(a)	972,944
1,483,000	Midamerican Energy Holdings Co. 5.000% 02/15/14	1,460,236
491,000	NiSource Finance Corp. 5.400% 07/15/14	495,124
348,000	Ohio Edison Co. 4.000% 05/01/08	341,478
908,000	Pacific Gas & Electric Co. 4.200% 03/01/11	874,104
571,000	Pepco Holdings, Inc. 5.500% 08/15/07	578,035

See Accompanying Notes to Financial Statements.

69

Columbia Master Investment Trust

Columbia Intermediate Core Bond Master Portfolio

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Electric - (continued)
$3,330,000	Progress Energy, Inc. 6.050% 04/15/07	$3,390,739
629,000	Public Service Electric & Gas Co. 4.000% 11/01/08	615,961
3,000,000	Scottish Power PLC 4.910% 03/15/10	2,993,310
1,078,000	Southern Co. Capital Funding, Inc. 5.300% 02/01/07	1,087,131
589,000	TransAlta Corp. 5.750% 12/15/13	604,497
2,373,000	TXU Energy Co. LLC 7.000% 03/15/13	2,576,200
1,032,000	Virginia Electric & Power Co. 5.375% 02/01/07	1,041,164
		29,845,454
	Gas - 0.5%
3,000,000	Atmos Energy Corp. 4.000% 10/15/09	2,886,900
		32,732,354
	Total corporate fixed-income bonds & notes (Cost of $322,212,947)	322,607,255
	Government agencies & obligations - 30.1%
	Foreign government obligations - 2.4%
2,023,000	Hellenic Republic of Greece 6.950% 03/04/08	2,131,149
3,188,000	Quebec Province 6.125% 01/22/11	3,388,493
872,000	Republic of Chile 5.500% 01/15/13	912,391
1,163,000	Republic of Italy 2.750% 12/15/06	1,143,776
969,000	Republic of South Africa 6.500% 06/02/14	1,062,024
5,925,000	United Mexican States 6.625% 03/03/15	6,428,625
		15,066,458
	U.S. government agencies & obligations - 27.7%
3,624,000	Federal Farm Credit Bank 2.500% 03/15/06	3,598,273
	Federal Home Loan Bank System
1,800,000	3.625% 11/14/08	1,758,352
3,500,000	3.875% 06/14/13	3,332,767
	Federal Home Loan Mortgage Corp.
1,437,000	2.375% 04/15/06	1,422,818
700,000	4.500% 01/15/13	694,936
1,750,000	5.750% 03/15/09	1,820,058
2,136,000	6.625% 09/15/09	2,297,922

Par		Value
	U.S. government agencies & obligations - (continued)
	Federal National Mortgage Association
$2,082,000	2.625% 11/15/06	$2,042,436
1,500,000	4.125% 04/15/14	1,448,022
10,000,000	4.300% 06/30/08	9,905,610
2,095,000	4.375% 09/15/12	2,073,168
5,389,000	5.250% 06/15/06	5,422,848
15,386,000	5.250% 01/15/09	15,741,278
	U.S. Treasury Bonds
7,850,000	3.125% 04/15/09	7,574,944
6,500,000	7.250% 05/15/16	8,040,955
	U.S. Treasury Notes
3,500,000	2.000% 05/15/06(c)	3,456,932
2,500,000	2.375% 08/15/06	2,463,868
2,000,000	2.750% 06/30/06	1,981,094
4,544,000	2.750% 08/15/07	4,429,337
584,000	3.000% 11/15/07	570,312
5,500,000	3.000% 02/15/09	5,292,892
5,100,000	3.250% 01/15/09	4,952,778
6,200,000	3.375% 10/15/09	6,008,432
6,000,000	3.625% 01/15/10	5,861,484
400,000	3.750% 05/15/08	395,719
5,608,000	3.875% 07/31/07	5,578,210
5,200,000	3.875% 05/15/09	5,143,122
1,000,000	4.000% 03/15/10	991,094
1,450,000	4.000% 04/15/10	1,436,802
7,000,000	4.250% 08/15/13	6,975,934
12,479,000	4.250% 11/15/14(c)	12,389,800
3,150,000	4.250% 08/15/15	3,130,313
2,200,000	4.625% 05/15/06	2,207,649
3,477,000	5.000% 08/15/11	3,612,958
17,000,000	6.500% 02/15/10	18,523,353
	U.S. Treasury Strips
4,000,000	(d)05/15/06	3,905,380
10,000,000	(d)11/15/08	8,784,950
		175,266,800
	Total government agencies & obligations (cost of $192,132,150)	190,333,258
	Collateralized mortgage obligations - 8.8%
	Collateralized mortgage obligations - 5.2%
	Agency - 2.2%
	Federal Home Loan Mortgage Corp.
3,141,500	4.500% 05/15/24	3,121,429
2,488,400	5.500% 01/15/23, Interest Only	111,804
2,712,173	5.500% 05/15/27, Interest Only	183,207
	Federal National Mortgage Association
2,818,360	5.500% 08/25/17	2,865,373
4,550,000	5.500% 09/25/35	4,564,808
2,624,000	6.000% 04/25/17	2,728,964

See Accompanying Notes to Financial Statements.

70

Columbia Master Investment Trust

Columbia Intermediate Core Bond Master Portfolio

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Agency - (continued)
	Vendee Mortgage Trust, Interest Only
$13,952,468	0.304% 03/15/29(b)(g)	$110,491
10,866,679	0.446% 09/15/27(b)(g)	114,776
		13,800,852
	Non-Agency - 3.0%
2,619,864	Chaseflex Trust 5.500% 02/25/35	2,616,117
	Citigroup Mortgage Loan Trust, Inc. (e)08/25/35
1,900,000	(5.517% 10/25/05) (e)08/25/35	1,899,943
1,185,000	(5.666% 10/25/05)	1,182,417
3,347,473	Countrywide Alternative Loan Trust 5.500% 09/25/35	3,303,353
2,488,471	First Horizon Alternative Mortgage Securities 6.000% 01/25/35	2,512,983
4,675,692	Residential Accredit Loans, Inc. 5.500% 02/25/35	4,661,338
2,500,000	Washington Mutual, Inc. 4.681% 04/25/35(b)	2,478,300
		18,654,451
	Commercial mortgage- backed securities - 3.6%
3,730,000	Bear Stearns Commercial Mortgage Securities 4.680% 08/13/39	3,662,114
3,765,000	Citigroup Commercial Mortgage Trust 4.733% 10/15/41	3,705,438
	JP Morgan Chase Commercial Mortgage Securities Corp.
3,000,000	4.780% 07/15/42	2,937,420
2,000,000	4.878% 01/15/42	1,984,620
2,500,000	5.314% 08/15/42(a)(b)	2,410,350
11,739,772	Merrill Lynch Mortgage Investors, Inc. 1.042% 12/15/30(b)	423,923
7,949,000	Morgan Stanley Capital I 4.970% 12/15/41	7,940,653
		23,064,518
	Total collateralized mortgage obligations (Cost of $56,755,352)	55,519,821
	Asset-backed securities - 6.5%
	AmeriCredit Automobile Receivables Trust
3,500,000	3.930% 10/06/11	3,417,225
2,500,000	4.730% 07/06/10	2,488,250
5,811,000	BMW Vehicle Owner Trust 3.320% 02/25/09	5,698,790
4,582	Bombardier Capital Mortgage Securitization Corp. 6.230% 04/15/28	4,558

Par		Value
	Asset-backed securities - (continued)
$1,500,000	Citibank Credit Card Issuance Trust 5.650% 06/16/08	$1,513,215
5,000,000	Discover Card Master Trust 5.750% 12/15/08	5,049,550
55,445	First Plus Home Loan Trust (e)05/10/24 (7.720% 10/10/05)	55,580
3,500,000	Ford Credit Auto Owner Trust 4.080% 06/15/10	3,427,095
1,800,000	GE Equipment Small Ticket LLC 4.620% 12/22/14(a)	1,796,058
913,116	Green Tree Financial Corp. 8.250% 07/15/27	913,226
2,000,000	GSAA Trust 4.316% 11/25/34(b)	1,970,240
2,650,000	Hyundai Auto Receivables Trust 4.200% 02/15/12	2,611,919
3,000,000	Long Beach Auto Receivables Trust 4.544% 06/15/12(f)	3,000,000
	Residential Asset Mortgage Products, Inc.
1,100,000	3.981% 04/25/29	1,075,096
2,000,000	5.670% 10/25/34	1,953,800
2,500,000	Residential Funding Mortgage Securities II, Inc. (e)09/25/35
	(5.110% 10/25/05)	2,492,475
3,500,000	WFS Financial Owner Trust 4.620% 11/19/12	3,488,660
	Total asset-backed securities (Cost of $41,738,656)	40,955,737
	Mortgage-backed securities - 2.1%
	Federal National Mortgage Association
232,190	5.449% 08/01/36(b)	237,121
	TBA:
6,500,000	4.500% 10/18/20(f)	6,363,903
3,000,000	5.000% 10/18/20(f)	2,991,564
3,500,000	5.500% 10/18/20(f)	3,550,313
	Government National Mortgage Association
126,884	7.000% 05/15/12	133,042
9,325	9.500% 09/15/16	10,260
2,106	9.500% 08/15/20	2,339
2,878	9.500% 12/15/20	3,198
4,157	10.000% 05/15/16	4,645
18,032	10.000% 07/15/17	20,150
14,591	10.000% 08/15/17	16,304
834	10.000% 08/15/18	932
58,884	11.500% 06/15/13	65,227
	Total mortgage-backed securities (Cost of $13,467,339)	13,398,998

See Accompanying Notes to Financial Statements.

71

Columbia Master Investment Trust

Columbia Intermediate Core Bond Master Portfolio

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Short-term obligations - 3.1%
	Repurchase agreement - 1.1%
$6,673,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.700%, collateralized by a U.S. Government Agency Obligation maturing 07/14/28, market value of $6,811,200 (repurchase proceeds $6,675,058)	$6,673,000
	U.S. government agencies & obligations - 2.0%
	Federal Home Loan Mortgage Corp., Discount Notes
13,000,000	(d)10/18/05	12,977,900
	Total short-term obligations (Cost of $19,650,900)	19,650,900
Total investments (Cost of $645,957,344)(h)	101.7%	642,465,969
Other assets & liabilities, net	(1.7)%	(11,045,281)
Net assets	100.0%	$631,420,688

  Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which are not illiquid, amounted to $25,145,870, which represents 4.0% of net assets.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2005.

(c)  Security pledged as collateral for open futures contracts and TBA's.

(d)  Zero coupon bond.

(e)  Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(f)  Security purchased on a delayed delivery basis.

(g)  Denotes restricted securities, which are subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At September 30, 2005, the value of these securities represents 0.04% of net assets.

(h)  Cost for federal income tax purposes is $645,957,344.

Acronym	Name
STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced

At September 30, 2005, the portfolio held the following sectors:

Sector	% of Net Assets
Corporate fixed-income bonds & notes	51.1%
Government agencies & obligations	30.1
Collateralized mortgage obligations	8.8
Asset-backed securities	6.5
Mortgage-backed securities	2.1
Short-term obligations	3.1
Other assets & liabilities, net	(1.7)
100.0%

At September 30, 2005, the Fund held the following open long futures contract:

Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Notes	27	$2,967,891	$2,999,321	Dec-2005	($31,430)

See Accompanying Notes to Financial Statements.

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Investment portfolio  September 30, 2005 (unaudited)

Par		Value
	Corporate fixed-income bonds & notes - 79.8%
	Basic materials - 7.3%
	Chemicals - 2.7%
	Agricultural chemicals - 1.0%
$8,140,000	Terra Capital, Inc. 12.875% 10/15/08	$9,605,200
	Chemicals-diversified - 0.6%
	Lyondell Chemical Co.
4,115,000	9.500% 12/15/08	4,331,037
1,830,000	10.500% 06/01/13	2,095,350
		6,426,387
	Chemicals-specialty - 1.1%
	EquiStar Chemicals LP
2,925,000	7.550% 02/15/26	2,800,688
4,530,000	10.625% 05/01/11	4,937,700
3,525,000	Millennium America, Inc. 7.625% 11/15/26	3,295,875
		11,034,263
		27,065,850
	Forest products & paper - 2.4%
	Forestry - 0.5%
	Tembec Industries, Inc.
1,815,000	7.750% 03/15/12	1,143,450
1,145,000	8.500% 02/01/11	748,544
5,485,000	8.625% 06/30/09	3,729,800
		5,621,794
	Paper & related products - 1.9%
	Georgia-Pacific Corp.
2,925,000	8.000% 01/15/24	3,221,156
1,975,000	8.875% 02/01/10	2,197,187
6,195,000	8.875% 05/15/31	7,372,050
1,190,000	9.375% 02/01/13	1,328,338
1,025,000	Norske Skog Canada Ltd. 8.625% 06/15/11	1,035,250
4,165,000	Pope and Talbot, Inc. 8.375% 06/11/13	3,810,975
		18,964,956
		24,586,750
	Iron/steel - 2.2%
	Steel-producers - 0.8%
4,666,000	Algoma Steel, Inc. 11.000% 12/31/09	4,975,123
3,200,000	United States Steel LLC 10.750% 08/01/08	3,560,000
		8,535,123
	Steel-specialty - 1.4%
3,850,000	Allegheny Ludlum Corp. 6.950% 12/15/25	3,667,125

Par		Value
	Steel-specialty - (continued)
$5,490,000	Allegheny Technologies, Inc. 8.375% 12/15/11	$5,901,750
4,005,000	UCAR Finance, Inc. 10.250% 02/15/12	4,265,325
		13,834,200
		22,369,323
		74,021,923
	Communications - 17.7%
	Advertising - 0.2%
	Direct marketing - 0.2%
1,745,000	Bear Creek Corp. 9.000% 03/01/13(a)	1,806,075
	Internet - 0.0%
	Web hosting/design - 0.0%
475,639	Globix Corp. 11.000% 05/01/08(a)(b)(c)	448,290
	Media - 6.6%
	Advertising - 0.2%
1,440,000	Riverdeep Acquisitions 13.845% 10/14/11(b)(d)	1,483,200
	Cable TV - 1.0%
1,675,000	ONO Finance 10.500% 05/15/14(a)	2,094,233
2,595,000	Rogers Cablesystems Ltd. 11.000% 12/01/15	2,750,700
6,060,000	Shaw Communications, Inc. 7.500% 11/20/13	5,665,985
		10,510,918
	Multimedia - 1.9%
	CanWest Media, Inc.
8,260,000	7.625% 04/15/13	9,044,700
5,417,051	8.000% 09/15/12	5,742,074
	Quebecor Media, Inc.
	(e)07/15/11
2,620,000	(13.750% 07/15/06)	2,672,400
1,750,000	11.125% 07/15/11	1,914,063
		19,373,237
	Publishing-books - 1.0%
4,490,000	Houghton Mifflin Co. 7.200% 03/15/11	4,630,312
5,605,000	Morris Publishing Group LLC 7.000% 08/01/13	5,492,900
		10,123,212
	Publishing-newspapers - 1.1%
	Hollinger, Inc.
930,000	11.875% 03/01/11(a)	957,900
3,945,000	12.875% 03/01/11(a)(b)	4,339,500
1,780,000	Medianews Group, Inc. 6.875% 10/01/13	1,762,200
3,800,000	Sun Media Corp. 7.625% 02/15/13	3,971,000
		11,030,600

See Accompanying Notes to Financial Statements.

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Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Publishing-periodicals - 0.5%
$516,000	Dex Media East LLC 12.125% 11/15/12	$603,720
	Ziff Davis Media, Inc.
3,090,000	9.693% 05/01/12(f)	3,043,650
1,461,302	Series B 13.000% 08/12/09(c)	1,501,488
		5,148,858
	Television - 0.9%
8,905,000	Paxson Communications Corp. (e)01/15/09 (12.250% 01/15/06)	8,637,850
		66,307,875
	Telecommunication services - 10.9%
	Cellular telecommunications - 1.8%
	Dobson Cellular Systems, Inc.
980,000	8.375% 11/01/11	1,033,900
1,330,000	8.443% 11/01/11(f)	1,379,875
1,725,000	9.875% 11/01/12	1,893,188
6,445,000	Millicom International Cellular SA 10.000% 12/01/13	6,678,631
1,735,000	Rogers Cantel, Inc. 9.750% 06/01/16	2,095,012
5,530,000	Triton PCS, Inc. 8.500% 06/01/13	5,281,150
		18,361,756
	Satellite telecommunications - 2.2%
5,755,000	Inmarsat Finance II PLC (e)11/15/12 (10.375% 11/15/08)	4,747,875
	Intelsat Bermuda Ltd.
3,130,000	8.250% 01/15/13(a)	3,145,650
4,660,000	8.695% 01/15/12(a)(f)	4,753,200
1,164,000	Loral Cyberstar, Inc. 10.000% 07/15/06(g)	1,049,055
2,268,000	PanAmSat Corp. 9.000% 08/15/14	2,398,410
4,945,000	Satbirds Capital Participations, S.C.A 10.464% 05/01/14(b)(d)	6,212,401
		22,306,591
	Telecommunication equipment - 0.9%
	Lucent Technologies, Inc.
4,350,000	5.500% 11/15/08	4,344,562
4,190,000	6.450% 03/15/29	3,666,250
805,000	6.500% 01/15/28	694,313
		8,705,125
	Telecommunication services - 1.7%
944,357	Colo.Com, Inc. 13.875% 03/15/10(a)(g)(h)(i)	-
3,250,000	Mobifon Holdings BV 12.500% 07/31/10	3,904,063

Par		Value
	Telecommunication services - (continued)
$583,221	Restructured Asset Securities 11.000% 06/30/08(h)(i)	$-
	Telcordia Technologies, Inc.
2,992,500	6.560% 09/15/12(d)	2,979,423
4,715,000	10.000% 03/15/13(a)	4,514,612
6,055,000	US West Communications 8.875% 06/01/31	6,145,825
		17,543,923
	Telephone-integrated - 4.2%
1,010,000	Qwest Capital Funding, Inc. 7.750% 08/15/06	1,020,100
	Qwest Communications International, Inc.
7,135,000	7.250% 02/15/11	6,956,625
4,435,000	7.500% 11/01/08	4,191,075
	Qwest Corp.
165,000	5.625% 11/15/08	162,525
6,500,000	6.950% 06/30/10(d)	6,470,230
2,950,000	7.125% 11/15/43	2,500,125
1,410,000	7.250% 09/15/25	1,311,300
1,130,000	8.875% 03/15/12	1,231,700
	Qwest Services Corp.
3,379,000	13.000% 12/15/07(a)	3,721,124
6,787,000	13.500% 12/15/10	7,779,599
6,279,000	14.000% 12/15/14	7,613,287
		42,957,690
	Wireless equipment - 0.1%
1,060,000	American Tower Escrow Corp. (j)08/01/08	820,175
		110,695,260
		179,257,500
	Consumer cyclical - 8.6%
	Airlines - 1.0%
	Airlines - 1.0%
762,028	American Airlines, Inc. 7.377% 05/23/19	541,040
	Delta Air Lines, Inc.
13,869,000	8.300% 12/15/29(g)	2,496,420
715,000	9.250% 03/15/22(g)	128,700
2,335,000	9.750% 05/15/21(g)	426,138
1,945,000	10.000% 08/15/08(g)	350,100
4,295,000	10.375% 02/01/11(g)	773,100
2,990,000	10.375% 12/15/22(g)	538,200
	Northwest Airlines, Inc.
1,035,000	7.875% 03/15/08(g)	292,388
260,000	8.700% 03/15/07(g)	73,450
250,553	8.970% 01/02/15(g)	40,088
6,335,000	9.875% 03/15/07(g)	1,837,150
9,205,000	10.000% 02/01/09(g)	2,646,437
		10,143,211
	Auto parts & equipment - 2.6%
	Auto/truck parts & equipment-original - 0.6%
	Collins & Aikman Products Co.
1,535,000	10.750% 12/31/11(g)	675,400
7,960,000	12.875% 08/15/12(a)(g)	756,200

See Accompanying Notes to Financial Statements.

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Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Auto/truck parts & equipment-original - (continued)
	Tenneco Automotive, Inc.
$2,745,000	8.625% 11/15/14	$2,765,587
1,970,000	10.250% 07/15/13	2,203,938
		6,401,125
	Rubber-tires - 2.0%
	Goodyear Tire & Rubber Co.
5,000,000	6.320% 04/30/10(d)	5,059,400
982,000	6.375% 03/15/08	977,090
1,905,000	6.625% 12/01/06	1,914,525
10,570,000	12.500% 03/01/11	11,759,125
		19,710,140
		26,111,265
	Entertainment - 1.2%
	Gambling (non-hotel) - 0.4%
845,000	Isle of Capri Casinos, Inc. 9.000% 03/15/12	895,700
2,627,000	Jacobs Entertainment Co. 11.875% 02/01/09	2,810,890
		3,706,590
	Motion pictures & services - 0.0%
379,058	United Artists Theatre Circuit, Inc. 9.300% 07/01/15(b)	375,268
	Music - 0.1%
1,485,000	Warner Music Group 7.375% 04/15/14	1,494,281
	Resorts/theme parks - 0.5%
	Six Flags, Inc.
2,875,000	9.625% 06/01/14	2,831,875
1,805,000	9.750% 04/15/13	1,782,437
		4,614,312
	Theaters - 0.2%
2,080,000	Loews Cineplex Entertainment Corp. 9.000% 08/01/14	2,017,600
		12,208,051
	Home furnishings - 0.2%
	Appliances - 0.2%
2,400,000	Fedders North America, Inc. 9.875% 03/01/14	1,788,000
	Lodging - 1.1%
	Casino hotels - 0.5%
310,000	Caesars Entertainment, Inc. 9.375% 02/15/07	327,825
720,000	Mandalay Resort Group 9.500% 08/01/08	786,600
4,062,182	Trump Entertainment Resorts, Inc. 8.500% 06/01/15	3,930,161
		5,044,586

Par		Value
	Hotels & motels - 0.6%
$1,460,000	Gaylord Entertainment Co. 8.000% 11/15/13	$1,536,650
	ITT Corp.
3,230,000	7.375% 11/15/15	3,536,850
1,015,000	7.750% 11/15/25	1,035,300
		6,108,800
		11,153,386
	Retail - 2.1%
	Multilevel direct selling - 0.3%
2,952,000	Jafra Cosmetics International Inc./Distribuidora Comercial Jaffra SA de CV 10.750% 05/15/11	3,306,240
	Retail-propane distributors - 0.3%
4,025,000	Star Gas Partners LP/Star Gas Finance Co. 10.250% 02/15/13	3,320,625
	Retail-toy store - 1.4%
	Toys R Us, Inc.
9,585,000	7.625% 08/01/11	8,746,312
5,380,000	8.750% 09/01/21	5,380,000
		14,126,312
	Retail-video rental - 0.1%
655,000	Blockbuster, Inc. 9.500% 09/01/12(a)	542,013
		21,295,190
	Textiles - 0.4%
	Textile-products - 0.4%
3,945,000	INVISTA 9.250% 05/01/12(a)	4,300,050
		86,999,153
	Consumer non-cyclical - 9.3%
	Agriculture - 1.0%
	Tobacco - 1.0%
	Commonwealth Brands, Inc.
6,135,000	9.750% 04/15/08(a)	6,411,075
3,685,000	10.625% 09/01/08(a)	3,850,825
		10,261,900
	Commercial services - 4.4%
	Commercial services - 1.7%
1,900,000	Jostens Corp. Series C 6.064% 10/04/11(d)	1,928,025
3,895,000	Language Line Holdings, Inc. 11.125% 06/15/12	3,554,187
8,560,000	Quintiles Transnational Corp. 10.000% 10/01/13	9,630,000
2,380,000	Vertrue, Inc. 9.250% 04/01/14	2,356,200
		17,468,412

See Accompanying Notes to Financial Statements.

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Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Commercial services-finance - 0.4%
	Dollar Financial Group, Inc.
$2,140,000	9.750% 11/15/11	$2,214,900
1,720,000	9.750% 11/15/11(a)	1,780,200
		3,995,100
	Diversified operations/commercial services - 0.4%
3,565,000	Chemed Corp. 8.750% 02/24/11	3,854,656
	Marine services - 0.2%
2,295,000	Great Lakes Dredge & Dock Corp. 7.750% 12/15/13	2,140,088
	Printing-commercial - 1.0%
2,570,000	American Color Graphics, Inc. 10.000% 06/15/10	1,908,225
4,299,000	Phoenix Color Corp. 10.375% 02/01/09	3,912,090
4,120,000	Vertis, Inc. 9.750% 04/01/09	4,243,600
		10,063,915
	Protection-safety - 0.4%
4,690,000	Protection One Alarm Monitoring 8.125% 01/15/09	4,572,750
	Rental auto/equipment - 0.3%
2,835,000	Williams Scotsman, Inc. 8.500% 10/01/15(a)	2,863,350
		44,958,271
	Food - 1.4%
	Food-meat products - 0.6%
	Swift & Co.
1,225,000	10.125% 10/01/09	1,319,938
4,305,000	12.500% 01/01/10	4,692,450
		6,012,388
	Food-miscellaneous/ diversified - 0.8%
430,000	Chiquita Brands International, Inc. 7.500% 11/01/14	408,500
7,895,000	Parmalat Finance Corp. BV 6.250% 02/07/05(g)	2,942,326
5,275,000	Pinnacle Foods Holding Corp. 8.250% 12/01/13	5,024,437
		8,375,263
		14,387,651

Par		Value
	Healthcare services - 1.5%
	Dialysis centers - 0.2%
$1,905,000	National Nephrology Associates, Inc. 9.000% 11/01/11(a)	$2,119,313
	Medical-hospitals - 0.7%
	HCA, Inc.
2,285,000	7.500% 11/15/95	2,087,325
90,000	7.750% 07/15/36	89,257
4,075,000	8.360% 04/15/24	4,251,692
		6,428,274
	Physician practice management - 0.6%
5,780,000	Ameripath, Inc. 10.500% 04/01/13	6,141,250
		14,688,837
	Household products/wares - 0.6%
	Consumer products-miscellaneous - 0.4%
4,115,000	Spectrum Brands, Inc. 8.500% 10/01/13	3,960,687
	Office supplies & forms - 0.2%
1,870,000	ACCO Brands Corp. 7.625% 08/15/15(a)	1,846,625
		5,807,312
	Pharmaceuticals - 0.4%
	Medical-drugs - 0.4%
	Warner Chilcott Corp.
2,075,000	8.750% 02/01/15(a)	1,992,000
	Series B
1,361,364	6.770% 01/18/12(d)	1,370,117
	Series C
548,563	6.770% 01/18/11(d)	552,091
	Series D
253,421	6.770% 01/18/12(d)	255,050
		4,169,258
		94,273,229
	Diversified - 0.6%
	Holding companies-diversified - 0.6%
	Special purpose aquisitions - 0.6%
408,000	ESI Tractebel Acquisition Corp. 7.990% 12/30/11	429,420
7,340,000	Pharma Services Intermediate Holding Corp. (e)04/01/14 (11.500% 04/01/09)	5,431,600
		5,861,020

See Accompanying Notes to Financial Statements.

76

Columbia Master Investment Trust

Columbia High Income Master Portfolio

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Energy - 7.6%
	Energy-alternate sources - 0.0%
	Energy-alternate sources - 0.0%
$2,948	Salton SEA Funding 8.300% 05/30/11(b)	$3,228
	Oil & gas - 3.7%
	Oil & gas drilling - 0.9%
	Parker Drilling Co.
5,155,000	9.625% 10/01/13	5,870,256
730,000	9.625% 10/01/13(a)	831,288
2,485,000	Pride International, Inc. 7.375% 07/15/14	2,683,800
		9,385,344
	Oil Companies-exploration & production - 2.8%
11,830,000	El Paso Production Holding Co. 7.750% 06/01/13	12,406,712
3,350,000	Forest Oil Corp. 8.000% 12/15/11	3,701,750
400,000	Hilcorp Energy LP/Hilcorp Finance Co. 10.500% 09/01/10(a)	440,000
	Newfield Exploration Co.
390,000	7.625% 03/01/11	426,075
390,000	8.375% 08/15/12	421,200
1,960,000	Plains E&P Co. 8.750% 07/01/12	2,121,700
2,310,000	Venoco, Inc. 8.750% 12/15/11	2,413,950
	Vintage Petroleum, Inc.
1,695,000	7.875% 05/15/11	1,767,038
4,435,000	8.250% 05/01/12	4,745,450
		28,443,875
		37,829,219
	Oil & gas services - 0.9%
	Oil-field services - 0.9%
	Petroleum Geo-Services ASA
1,063,669	8.000% 11/05/06	1,078,294
7,304,610	10.000% 11/05/10	8,217,686
		9,295,980
	Pipelines - 3.0%
	Pipelines - 3.0%
5,385,000	ANR Pipeline Co. 9.625% 11/01/21	6,650,475
	Dynegy Holdings, Inc.
4,785,000	9.875% 07/15/10(a)	5,209,669
2,155,000	10.099% 07/15/08(a)(f)	2,278,912
	El Paso Corp.
1,280,000	6.950% 12/15/07	1,297,600
2,025,000	7.000% 05/15/11	2,022,469
1,600,000	7.800% 08/01/31	1,602,000
	El Paso Natural Gas Co.
310,000	7.500% 11/15/26	322,788

Par		Value
	Pipelines - (continued)
$5,240,000	7.625% 08/01/10	$5,462,700
1,860,000	8.375% 06/15/32	2,127,375
1,385,000	Pacific Energy Partners LP/ Pacific Energy Finance Corp. 7.125% 06/15/14	1,436,937
1,315,000	Southern Natural Gas Co. 7.350% 02/15/31	1,354,450
		29,765,375
		76,893,802
	Financials - 10.2%
	Banks - 0.4%
	Commercial banks-western US - 0.4%
3,965,000	Fremont General Corp. 7.875% 03/17/09	4,044,300
	Diversified financial services - 5.3%
	Finance-auto loans - 2.6%
	General Motors Acceptance Corp.
2,150,000	5.625% 05/15/09	1,974,968
5,535,000	6.150% 04/05/07	5,491,772
7,215,000	6.750% 12/01/14	6,297,901
14,070,000	8.000% 11/01/31	12,310,406
		26,075,047
	Finance-investment banker/broker - 0.7%
	LaBranche & Co., Inc.
2,290,000	9.500% 05/15/09	2,430,263
3,910,000	11.000% 05/15/12	4,315,662
		6,745,925
	Finance-other services - 0.6%
6,185,000	AMR Real Estate 8.125% 06/01/12	6,525,175
	Special purpose entity - 1.4%
	Cedar Brakes LLC
2,265,078	8.500% 02/15/14(a)	2,542,550
5,176,148	9.875% 09/01/13(a)	5,991,391
2,910,000	Rainbow National Services LLC 10.375% 09/01/14(a)	3,273,750
2,020,000	Vanguard Health Holding Co. LLC (e)10/01/15 (11.250% 10/01/09)	1,464,500
455,000	9.000% 10/01/14	486,850
		13,759,041
		53,105,188
	Insurance - 1.4%
	Life/health insurance - 0.7%
5,775,000	Crum & Forster Holdings Corp. 10.375% 06/15/13	6,208,125

See Accompanying Notes to Financial Statements.

77

Columbia Master Investment Trust

Columbia High Income Master Portfolio

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Life/health insurance - (continued)
$510,000	Unum-Provident Corp. 6.750% 12/15/28	$480,675
		6,688,800
	Multi-line insurance - 0.7%
	Fairfax Financial Holdings Ltd.
185,000	7.375% 04/15/18	164,650
1,100,000	7.750% 04/26/12	1,056,000
3,590,000	7.750% 07/15/37	2,907,900
325,000	8.250% 10/01/15	315,250
185,000	8.300% 04/15/26	161,875
2,620,000	First Mercury Financial Corp. 11.797% 08/15/12(a)(f)	2,619,135
		7,224,810
	Mutual insurance - 0.0%
	Lumbermens Mutual Casualty
180,000	8.300% 12/01/37(a)(g)	3,375
4,600,000	8.450% 12/01/97(a)(g)	86,250
9,865,000	9.150% 07/01/26(a)(g)	184,969
		274,594
		14,188,204
	Real estate - 2.2%
	Real estate management/ services - 1.6%
	CB Richard Ellis Services, Inc.
	Escrowed to Maturity
2,633,000	9.750% 05/15/10	2,902,882
2,730,000	11.250% 06/15/11	2,975,700
6,443,303	LNR Property Corp. Series B 6.715% 02/03/08(d)	6,512,311
	Riley Mezzanine Corp.
2,000,000	8.215% 02/03/08(d)	2,001,260
2,000,000	8.965% 02/03/08(d)	2,001,260
		16,393,413
	Reits-single tenant - 0.6%
5,950,000	Trustreet Properties, Inc. 7.500% 04/01/15	6,035,264
		22,428,677
	Real estate investment trusts - 0.9%
	Reits-health care - 0.4%
4,475,000	Omega Healthcare Investors, Inc. 7.000% 04/01/14	4,508,563
	Reits-office property - 0.5%
4,470,000	Crescent Real Estate Equities LP 9.250% 04/15/09	4,738,200
		9,246,763
		103,013,132

Par		Value
	Industrials - 9.3%
	Aerospace & defense - 1.5%
	Aerospace/ defense-equipment - 1.5%
	BE Aerospace, Inc.
$980,000	8.000% 03/01/08	$977,550
520,000	8.500% 10/01/10	565,500
7,360,000	8.875% 05/01/11	7,718,800
	Sequa Corp.
3,115,000	8.875% 04/01/08	3,255,175
2,635,000	9.000% 08/01/09	2,799,687
		15,316,712
	Building materials - 1.5%
	Building & construction products-miscellaneous - 1.3%
1,700,000	Compression Polymers Holding Corp. 10.500% 07/01/13(a)	1,576,750
4,465,000	Dayton Superior Corp. 10.750% 09/15/08	4,487,325
2,421,000	Interline Brands, Inc. 11.500% 05/15/11	2,687,310
1,810,000	MMI Products, Inc. 11.250% 04/15/07	1,787,375
2,520,000	Panolam Industries International, Inc. 10.750% 10/01/13(a)	2,507,400
		13,046,160
	Building products-air & heating - 0.1%
940,000	Goodman Global Holding Co., Inc. 6.410% 06/15/12(a)(f)	911,800
	Building products-wood - 0.1%
1,500,000	Ainsworth Lumber Co., Ltd. 7.250% 10/01/12	1,428,750
		15,386,710
	Electronics - 0.4%
	Electronic components-miscellaneous - 0.2%
2,175,000	Knowles Electronics Holdings, Inc. 13.125% 10/15/09	2,270,157
	Instruments-scientific - 0.2%
2,105,000	Fisher Scientific International, Inc. 6.125% 07/01/15(a)	2,097,106
		4,367,263
	Environmental control - 0.4%
	Pollution control - 0.4%
4,075,000	Geo Sub Corp. 11.000% 05/15/12	4,085,188
65,000	Marsulex, Inc. 9.625% 07/01/08	65,000
		4,150,188

See Accompanying Notes to Financial Statements.

78

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Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Hand/machine tools - 0.3%
	Machine tools & related products - 0.3%
$2,725,000	Thermadyne Holdings Corp. 9.250% 02/01/14	$2,541,063
	Metal fabricate/hardware - 0.3%
	Metal processors & fabrication - 0.3%
3,305,000	Mueller Group, Inc. 10.000% 05/01/12	3,507,431
	Miscellaneous manufacturing - 0.7%
	Diversified manufacturing operators - 0.7%
7,165,000	Mark IV Industries, Inc. 7.500% 09/01/07	6,770,925
	Packaging & containers - 3.5%
	Containers-metal/glass - 3.5%
	Crown European Holdings SA
6,750,000	9.500% 03/01/11	7,399,687
5,285,000	10.875% 03/01/13	6,137,206
1,000,000	Graham Packaging, Series C 8.250% 04/07/12(d)	1,017,500
	Owens-Brockway Glass Container, Inc.
2,080,000	7.750% 05/15/11	2,158,000
5,440,000	8.750% 11/15/12	5,875,200
3,675,000	8.875% 02/15/09	3,867,938
	Owens-Illinois, Inc.
2,605,000	7.800% 05/15/18	2,618,025
6,480,000	8.100% 05/15/07	6,650,100
		35,723,656
	Transportation - 0.5%
	Transportation-marine - 0.2%
1,225,000	Stena AB 9.625% 12/01/12	1,349,031
	Transportation-railroad - 0.3%
2,770,000	TFM SA de CV 12.500% 06/15/12	3,247,825
		4,596,856
	Trucking & Leasing - 0.2%
	Transport-equipment & leasing - 0.2%
2,590,000	Interpool, Inc. 6.000% 09/01/14	2,324,525
		94,685,329
	Technology - 3.2%
	Computers - 2.3%
	Computer services - 2.1%
	Sungard Data Systems, Inc.
3,270,000	4.875% 01/15/14	2,844,900
5,940,000	6.280% 02/11/12(a)(d)	6,005,459

Par		Value
	Computer services - (continued)
$1,665,000	8.525% 08/15/13(a)(f)	$1,723,275
6,885,000	10.250% 08/15/15(a)	6,971,062
4,025,000	Solar Capital Corp. 9.125% 08/15/13	4,155,813
		21,700,509
	Computers-integrated systems - 0.2%
1,780,000	Activant Solutions, Inc. 10.065% 04/01/10(a)(f)	1,806,700
		23,507,209
	Semiconductors - 0.7%
	Electronic components-semiconductors - 0.1%
	Amkor Technology, Inc.
390,000	7.125% 03/15/11	334,425
485,000	7.750% 05/15/13	413,462
		747,887
	Semiconductor equipment - 0.6%
	MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.
2,275,000	7.120% 12/15/11(f)	2,263,625
3,990,000	8.000% 12/15/14	3,650,850
		5,914,475
		6,662,362
	Software - 0.2%
	Computer software - 0.2%
2,155,000	UGS Corp. 10.000% 06/01/12	2,354,338
		32,523,909
	Utilities - 6.0%
	Electric - 6.0%
	Electric-distribution - 0.7%
	AES Eastern Energy LP
4,622,999	9.000% 01/02/17	5,397,351
1,175,000	9.670% 01/02/29	1,483,438
		6,880,789
	Electric-generation - 1.3%
12,000,000	AES Corp. 9.000% 05/15/15(a)	13,200,000
	Electric-integrated - 1.5%
	Mirant Americas Generation LLC
1,400,000	1.000% 01/15/06(d)	1,525,132
2,708,671	1.000% 07/17/06(d)	2,827,175
2,185,000	8.300% 05/01/11(g)	2,720,325
1,670,000	8.500% 10/01/21(g)	2,079,150
2,390,000	9.125% 05/01/31(g)	3,095,050
2,000,000	PSEG Energy Holdings LLC 8.625% 02/15/08	2,097,500
375,000	Western Resources 7.125% 08/01/09	399,375
		14,743,707

See Accompanying Notes to Financial Statements.

79

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Columbia High Income Master Portfolio

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Independent power producer - 2.5%
	Calpine Corp.
$23,187,000	8.500% 07/15/10(a)	$16,578,705
2,640,000	9.875% 12/01/11(a)	1,920,600
5,065,000	NRG Energy, Inc. 8.000% 12/15/13	5,394,225
1,645,000	Reliant Energy, Inc. 9.250% 07/15/10	1,784,825
		25,678,355
		60,502,851
	Total corporate fixed-income bonds & notes (Cost of $791,979,808)	808,031,848
	Convertible bonds - 5.4%
	Communications - 2.8%
	Media - 0.7%
	Multimedia - 0.1%
870,000	Lamar Advertising Co. 2.875% 12/31/10	929,369
	Cable TV - 0.6%
1,125,000	Adelphia Communications Corp. 6.000% 02/15/06(g)	52,031
4,390,000	UnitedGlobalCom, Inc. 1.750% 04/15/24(a)	5,647,097
		5,699,128
		6,628,497
	Internet - 0.1%
	Web portals/isp - 0.0%
3,896,787	At Home Corp. 4.750% 12/15/06(g)(h)	390
	Web hosting/design - 0.1%
1,283,000	RiverStone Networks, Inc. 3.750% 12/01/06(a)(g)	1,215,257
		1,215,647
	Telecommunication services - 2.0%
	Telecommunication equipment - 1.2%
3,040,000	Lucent Technologies, Inc. 8.000% 08/01/31	3,138,800
9,840,000	Nortel Networks Corp. 4.250% 09/01/08	9,307,755
		12,446,555
	Telecom equipment-fiber optics - 0.8%
8,335,000	Ciena Corp. 3.750% 02/01/08	7,626,858
		20,073,413
		27,917,557

Par		Value
	Consumer cyclical - 0.1%
	Airlines - 0.1%
	Airlines - 0.1%
$2,885,000	Delta Air Lines, Inc. 8.000% 06/03/23(a)(g)	$487,738
	Auto manufacturers - 0.0%
	Auto-cars/light trucks - 0.0%
10,400	General Motors Corp. Series C 6.250% 07/15/33	205,400
		693,138
	Consumer non-cyclical - 2.0%
	Biotechnology - 0.4%
	Medical-biomedical/gene - 0.4%
5,255,000	Amgen, Inc. (j)03/01/32	4,127,540
	Health care services - 1.6%
	Medical labs & testing services - 1.1%
14,960,000	Laboratory Corp. of America Holdings (j)09/11/21	11,009,064
	Medical-outpatient/home medical - 0.5%
	Lincare Holdings, Inc.
1,420,000	3.000% 06/15/33(a)	1,419,389
3,500,000	3.000% 06/15/33	3,498,495
		4,917,884
		15,926,948
		20,054,488
	Financials - 0.2%
	Insurance - 0.2%
	Special purpose entity - 0.2%
2,290,000	Conseco, Inc. 3.500% 09/30/35(a)	2,345,532
	Technology - 0.3%
	Semiconductors - 0.3%
	Electronic components-semiconductors - 0.3%
2,980,000	Amkor Technology, Inc. 5.750% 06/01/06	2,825,547
390,000	LSI Logic Corp. 4.000% 11/01/06	384,181
		3,209,728
	Total convertible bonds (Cost of $54,383,244)	54,220,443
Shares
	Common stocks - 2.1%
	Basic materials - 0.0%
	Forest products & paper - 0.0%
115,300	Abitibi-Consolidated, Inc.	466,965

See Accompanying Notes to Financial Statements.

80

Columbia Master Investment Trust

Columbia High Income Master Portfolio

Investment portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value
	Communications - 1.0%
	Internet - 0.1%
763,040	Globix Corp.(b)(d)(k)	$1,503,189
	Media - 0.9%
36,621	Liberty Global, Inc., Class A(k)	991,696
36,621	Liberty Global, Inc., Class C(k)	942,991
61,000	Haights Cross Communications, Inc.(b)(d)(k)	3,660,000
107,100	Viacom, Inc., Class B	3,535,371
		9,130,058
	Telecommunication services - 0.0%
5,542	ICO Global Communications Holding Ltd.(b)(k)	27,710
7,934	Remote Dynamics, Inc.(k)	6,506
		34,216
		10,667,463
	Consumer cyclical - 0.6%
	Auto manufacturers - 0.6%
357,400	Goodyear Tire & Rubber Co.(k)	5,571,866
	Health care - 0.0%
	Health care providers & services - 0.0%
139	Fountain View, Inc.(b)(d)(h)(k)	2,224
	Industrials - 0.4%
	Hand/machine tools - 0.2%
158,250	Thermadyne Holdings Corp.(b)(k)	2,137,957
	Metal fabricate/hardware - 0.2%
711,489	ACP Holding Co.(a)(b)(k)	1,316,255
		3,454,212
	Technology - 0.1%
	Software - 0.1%
473,686	Quadramed Corp.(b)(k)	862,109
	Total common stocks (Cost of $15,374,072)	21,024,839
	Preferred stocks - 2.0%
	Communications - 0.1%
	Media - 0.1%
	Television - 0.1%
96	Paxson Communications Corp.(c)	650,400

Shares		Value
	Publishing-periodicals - 0.0%
328	Ziff Davis Holdings, Inc.(b)	$196,800
		847,200
	Financials - 1.5%
	Insurance - 0.3%
	Special purpose entity - 0.3%
102,400	Conseco, Inc.	2,722,714
	Real estate investment trusts - 1.2%
	Reits-diversified - 1.2%
8,406,000	Sovereign Real Estate Investment Corp.(a)	12,356,820
		15,079,534
	Technology - 0.4%
	Software - 0.4%
216,900	Quadramed Corp.(b)	4,771,800
	Total preferred stocks (Cost of $20,059,290)	20,698,534
Par
	Asset-backed securities - 0.6%
$6,536,888	Gilroy Receivable Asset Trust 10.000% 09/30/14(b)(d)	6,536,888
416,779	GT Telecom Racers Trust 9.755% 07/02/07(h)(i)	-
	Total asset-backed securities (Cost of $6,778,472)	6,536,888
Units
	Warrants - 0.1%
	Basic materials - 0.1%
	Forest products & paper - 0.1%
	Paper & related products - 0.1%
730,353	Neenah Paper, Inc. Expires 09/30/13(b)(k)	1,351,152
	Communications - 0.0%
	Media - 0.0%
	Advertising - 0.0%
16,612	Riverdeep Acquisitions Expires 10/15/11(h)(i)(k)	-
	Cable TV - 0.0%
1,365	ONO Finance PLC Expires 02/15/11(a)(h)(k)	14
	Multimedia - 0.0%
33	Haights Cross Communications, Inc. Expires 12/10/11 (b)(d)(h)(i)(k)	-

See Accompanying Notes to Financial Statements.

81

Columbia Master Investment Trust

Columbia High Income Master Portfolio

Investment portfolio (continued)  September 30, 2005 (unaudited)

Units		Value
	Multimedia - (continued)
44,604	Haights Cross Communications, Inc. Preferred Warrants, Expires 10/12/11 (b)(d)(h)(k)	$446
	Publishing-periodicals - 0.0%
78,048	Ziff Davis Media, Inc. Series E Expires 08/12/12(k)	7,805
		8,265
	Telecommunication services - 0.0%
	Cellular telecommunications - 0.0%
1,663	ICO Global Communications Expires 5/16/06(k)	50
180	UbiquiTel, Inc. Expires 04/15/10(b)(h)(k)	1
		51
	Telecommunication services - 0.0%
1,145	Colo.Com, Inc. Expires 03/15/10(a)(i)(k)	-
		51
		8,316
	Industrials - 0.0%
	Hand/machine tools - 0.0%
	Machine tools & related products - 0.0%
220	Thermadyne Holdings Corp. Expires 5/23/06 (b)(h)(k)	1
	Total warrants (Cost of $215,758)	1,359,469
Par
	Short-term obligation - 8.2%
$82,811,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.700%, collateralized by U.S. Government Agency Obligations with various maturities to 06/15/15, market value of $84,471,619 (repurchase proceeds $82,836,533)	82,811,000
	Total short-term obligation (Cost of $82,811,000)	82,811,000
Total investments (Cost of $971,601,644)(l)	98.2%	994,683,021
Other assets & liabilities, net	1.8%	18,307,626
Net assets	100.0%	$1,012,990,647

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which are not illiquid, amounted to $155,790,483, which represents 15.4% of net assets.

(b)  Denotes restricted securities, which are subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At September 30, 2005, the value of these securities represent 3.5% of net assets.

(c)  Payment-in-kind securities.

(d)  Loan participation agreement.

(e)  Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(f)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2005.

(g)  The issuer is in default of certain debt covenants. Income is not being accrued. At September 30, 2005, the value of these securities represents 2.5% of net assets.

(h)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(i)  Security has no value.

(j)  Zero coupon bond.

(k)  Non-income producing security.

(l)  Cost for federal income tax purposes is $971,601,644.

At September 30, 2005, the portfolio held investments in the following sectors:

Sector	% of Net Assets
Communications	21.6%
Financials	11.9
Consumer non-cyclical	11.3
Industrials	9.7
Consumer cyclical	9.3
Energy	7.6
Basic materials	7.4
Utilities	6.0
Technology	4.0
Asset-backed securities	0.6
Diversified	0.6
Short-term obligation	8.2
Other assets & liabilities, net	1.8
100.0%

See Accompanying Notes to Financial Statements.

82

Columbia Master Investment Trust

Columbia High Income Master Portfolio

Investment portfolio (continued)  September 30, 2005 (unaudited)

At September 30, 2005, the following forward foreign currency contracts were outstanding

DESCRIPTION	LOCAL CURRENCY	VALUE OF CONTRACT WHEN OPENED	VALUE OF CONTRACT WHEN OPENED (US DOLLARS)	MARKET VALUE OF CONTRACTS (US DOLLARS)	UNREALIZED DEPRECIATION
Contracts to Buy
Expiring October 6, 2005	Euro	1,450,000	$1,806,004	$1,748,910	$(57,094)
Net unrealized depreciation					(57,094)
Contracts to Sell
Expiring October 6, 2005	Euro	(13,494,307)	(16,215,029)	(16,276,085)	(61,056)
Net unrealized depreciation					(61,056)
Total net unrealized depreciation					$(118,150)

See Accompanying Notes to Financial Statements.

83

Columbia Master Investment Trust

Statements of assets and liabilities  September 30, 2005 (unaudited)

	Intermediate Core Bond Master Portfolio	High Income Master Portfolio
Assets:
Non-affiliated investments, at cost	$645,957,344	$971,601,644
Non-affiliated investments, at value	642,465,969	994,683,021
Cash	2,829,365	786
Foreign currency (cost of $- and $363, respectively)	-	349
Receivable for:
Dividends	-	10,468
Interest	6,461,987	19,388,486
Dollar roll fee income	7,637	-
Total assets	651,764,958	1,014,083,110
Liabilities:
Net unrealized depreciation on foreign forward currency contracts	-	118,150
Payable for:
Investments purchased	7,045,168	368,346
Investments purchased on a delayed delivery basis	13,026,060	-
Variation margin	8,859	-
Investment advisory fee	204,425	461,711
Administration fee	-	43,315
Trustees' fees	40,611	42,683
Custody fee	5,942	46,551
Deferred dollar roll income fee	3,750	-
Other liabilities	9,455	11,707
Total liabilities	20,344,270	1,092,463
Net assets	$631,420,688	$1,012,990,647

See Accompanying Notes to Financial Statements.

84

Columbia Master Investment Trust

Statements of operations

For the six months ended September 30, 2005 (unaudited)

	Intermediate Core Bond Master Portfolio	High Income Master Portfolio
Investment income:
Interest	$13,562,320	$40,197,048
Dividends	-	769,033
Dividends from affiliates	118,755	613,568
Securities lending	58,233	139,868
Dollar roll fee income	23,633	-
Foreign taxes withheld	(9,164)	(19,551)
Total investment income	13,753,777	41,699,966
Expenses:
Investment advisory fee	1,259,885	2,814,477
Administration fee	-	264,183
Custody fees	25,472	47,723
Trustees' fees and expenses	7,585	7,877
Other expenses	33,982	44,781
Total expenses	1,326,924	3,179,041
Custody earnings credit	(5,877)	(3,324)
Net expenses	1,321,047	3,175,717
Net investment income	12,432,730	38,524,249
Net realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) from:
Investments	(979,182)	7,155,733
Futures contracts	36,415	-
Foreign currency transactions	-	1,560,134
Net realized gain/(loss) on investments	(942,767)	8,715,867
Change in unrealized appreciation/(depreciation) of:
Investments	700,429	(28,303,031)
Futures contracts	(6,329)	-
Foreign currency translations	-	(177,845)
Net change in unrealized appreciation/(depreciation) of investments	694,100	(28,480,876)
Net realized and unrealized gain/(loss) on investments	(248,667)	(19,765,009)
Net increase in net assets resulting from operations	$12,184,063	$18,759,240

See Accompanying Notes to Financial Statements.

85

Columbia Master Investment Trust

Statements of changes in net assets

	Intermediate Core Bond Master Portfolio		High Income Master Portfolio
	(unaudited) Six months ended September 30, 2005	Year ended March 31, 2005	(unaudited) Six months ended September 30, 2005	Year ended March 31, 2005
Net investment income	$12,432,730	$23,396,704	$38,524,249	$84,545,555
Net realized gain/(loss) on investments	(942,767)	(1,944,156)	8,715,867	51,060,538
Net change in unrealized appreciation/(depreciation) of investments	694,100	(25,849,555)	(28,480,876)	(47,632,093)
Net increase/(decrease) in net assets resulting from operations	12,184,063	(4,397,007)	18,759,240	87,974,000
Contributions	23,717,425	111,455,000	194,396,467	405,297,000
Withdrawals	(53,660,057)	(207,111,000)	(290,180,060)	(651,619,093)
Net decrease in net assets	(17,758,569)	(100,053,007)	(77,024,353)	(158,348,093)
Net assets:
Beginning of period.	649,179,257	749,232,264	1,090,015,000	1,248,363,093
End of period.	$631,420,688	$649,179,257	$1,012,990,647	$1,090,015,000

See Accompanying Notes to Financial Statements.

86

Columbia Master Investment Trust

Financial highlights

									Without waivers and/or expense reimbursements
	Total return		Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
Intermediate Core Bond Master Portfolio:
Six months Ended 09/30/05 (unaudited)	1.97	%(a)	0.41	%(b)	3.84	%(b)	25	%(a)	0.41	%(b)
Year ended 3/31/2005	(0.51)%		0.42	(c)	3.39		49%		0.46	(c)
Year ended 3/31/2004	4.66		0.46	(c)(d)	3.10		200		0.47	(c)
Year ended 3/31/2003	10.85		0.47	(c)(d)	3.70		122		0.47	(c)
Year ended 3/31/2002	4.33		0.49	(c)(d)	5.24		228		0.49	(c)
Year ended 3/31/2001	-	(e)	0.45	(c)	6.61		118		0.46	(c)
High Income Master Portfolio:
Six months Ended 09/30/05 (unaudited)	2.27	%(a)	0.60	%(b)	7.29	%(b)	14	%(a)	0.60	%(b)
Year ended 3/31/2005	7.99		0.61	(c)	7.33		33		0.61	(c)
Year ended 3/31/2004	25.53		0.61	(c)	7.85		51		0.61	(c)
Year ended 3/31/2003	6.47		0.62	(c)	9.76		50		0.62	(c)
Year ended 3/31/2002	6.33		0.65	(c)(d)	9.93		64		0.65	(c)
Year ended 3/31/2001	-	(e)	0.71		11.14		63		0.72

(a)  Not annualized.

(b)  Annualized.

(c)  The effect of the custodial expense offset (See Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(d)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(e)  Total return not required for period indicated.

See Accompanying Notes to Financial Statements.

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Columbia Funds Master Investment Trust

Notes to financial statements   September 30, 2005 (unaudited)

Note 1.  Organization

Columbia Funds Master Investment Trust (the "Master Trust"), formerly Nations Master Investment Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to the following portfolios of Master Trust (each a "Master Portfolio" and collectively, the "Master Portfolios"):

Master Portfolio Name	Former Master Portfolio Name
Columbia Intermediate Core Bond Master Portfolio	Nations Intermediate Bond Master Portfolio

Columbia High Income Master Portfolio	Nations High Yield Bond Master Portfolio

On September 23, 2005, Nations Master Investment Trust was renamed Columbia Funds Master Investment Trust. Also on that date, each of the Master Portfolios presented in these financial statements were renamed as disclosed above.

The following investors were invested in the Master Portfolios at September 30, 2005:

Columbia Intermediate Core Bond Master Portfolio:
Columbia Intermediate Core Bond Fund	97.3%
Nations Intermediate Bond Fund (Offshore)	2.7%
Columbia High Income Master Portfolio:
Columbia High Income Fund	96.2%
Nations High Yield Bond Fund (Offshore)	3.8%

On September 23, 2005, Nations Intermediate Bond Master Portfolio and Nations High Yield Bond Master Portfolio were renamed Columbia Intermediate Core Bond Master Portfolio and Columbia High Income Master Portfolio, respectively.

Note 2.  Significant Accounting Policies

Use of estimates:  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolios in the preparation of their financial statements.

Security valuation:  Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

Security transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures contracts:  The Master Portfolios may invest in futures contracts for the purposes of hedging against changes in values of the Master Portfolio's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the bond market. Upon entering into a futures contract, a Master Portfolio is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Master Portfolio each day, depending on the daily fluctuation of the value of the contract.

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Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Master Portfolios may purchase and write call and put options on securities, futures and swap contracts ("swaptions"). A Master Portfolio may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures, and to seek to enhance return.

The Master Portfolios may write covered call options and put options on securities in which they are permitted to invest from time to time in seeking to attain each Master Portfolio's objective. Call options written by a Master Portfolio give the holder the right to buy the underlying securities from the Master Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Master Portfolio at a stated price. In the case of put options, a Master Portfolio is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Master Portfolios may also write combinations of covered puts and calls on the same underlying security. When the Master Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Master Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Master Portfolios typically receive a premium from writing a put or call option, which would increase the Master Portfolios' return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Master Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Master Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

A Master Portfolio may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Master Portfolio will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Master Portfolio.

Swaps: The Master Portfolios may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Master Portfolios had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Master Portfolio with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of assets and liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Master Portfolio's basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

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Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

If there is a default by the counterparty to a swap contract, a Master Portfolio will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Master Portfolio will succeed in pursuing contractual remedies. A Master Portfolio thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities.

Forward foreign currency contracts: Generally, each Master Portfolio may enter into forward foreign currency contracts only under two circumstances: (i) when a Master Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment advisor or sub-advisor believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Master Portfolio as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Master Portfolios from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Master Portfolio's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of assets and liabilities. In addition, the Master Portfolios could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Master Portfolio enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

Stripped securities: Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Master Portfolio may fail to fully recoup its initial investment in an interest-only security. The market value of these securities consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a Master Portfolio may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Dollar rolls: The Master Portfolios may enter into dollar rolls in which the Master Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Master Portfolio forgoes principal and interest paid on the securities. The Master Portfolio's policy is to record the component of dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls") as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. Dollar rolls outstanding are included in Payable for investment securities purchased on its Statement of assets and liabilities. At the time

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Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

a Master Portfolio enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar roll purchase commitments.

Repurchase agreements: Each Master Portfolio may engage in repurchase agreement transactions with institutions that the Master Portfolio's investment advisor has determined are creditworthy. Each Master Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Master Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Master Portfolios seek to assert their rights.

Loan participation and commitments: The Columbia High Income Master Portfolio may invest in Loan Participations. When a Master Portfolio purchases a Loan Participation, the Master Portfolio typically enters into a contractual relationship with the lender or third party selling such Participation ("Selling Participant"), but not the Borrower. As a result, the Master Portfolio assumes the credit risk of the Borrower, Selling Participant and any other persons interpositioned between the Master Portfolio and the Borrower ("Intermediate Participants").

Foreign currency transactions: The books and records of the Master Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. London time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Master Portfolio and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Income recognition: Interest income is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each investor in the Master Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses, realized and unrealized gains and losses of the Master Portfolio.

Expenses: General expenses of the Master Trust are allocated to the Master Portfolio based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Master Portfolio are charged directly to the Master Portfolio.

Federal income tax status: The Master Portfolios are treated as partnerships for federal income tax purposes and therefore are not subject to federal income tax. Each investor in the Master Portfolios will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

Indemnification: In the normal course of business, each Master Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Master Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims against the Master Portfolio. Also, under the Master Trust's organizational documents, the Trustees and Officers of the Master Trust are indemnified against certain liabilities that may arise out of their duties to the Master Trust. However, based on experience, the Master Portfolios expect the risk of loss due to these warranties and indemnities to be minimal.

Note 3.  Federal Tax Information

Unrealized appreciation and depreciation at September 30, 2005, based on cost of investments for federal income tax purposes was:

Master Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Columbia Intermediate Core Bond Master Portfolio	$4,534,287	$(8,025,662)	$(3,491,375)
Columbia High Income Master Portfolio	69,342,861	(46,261,484)	23,081,377

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Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Note 4.  Fees and Compensation Paid to Affiliates

Investment advisory fee: Columbia Management Advisors, LLC ("Columbia") is the investment advisor to the Master Portfolios. Prior to September 30, 2005, Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A., which in turn is a wholly-owned subsidiary of Bank of America Corporation ("BOA"), was the investment advisor to the Master Portfolios, under the same fee structure. On September 30, 2005, Columbia Management Advisors, Inc., a wholly-owned subsidiary of BOA, merged into BACAP. At that time, the combined investment advisor was then renamed Columbia Management Advisors, LLC.

Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Master Portfolio at the following annual rates:

	Fees on Average Net Assets
Master Portfolio	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Intermediate Core Bond Master Portfolio	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
Columbia High Income Master Portfolio	0.55%	0.52%	0.49%	0.46%	0.46%	0.46%

For the six-months ended September 30, 2005, the annualized effective investment advisory fee rates for the Columbia Intermediate Core Bond Master Portfolio and Columbia High Income Master Portfolio were 0.39% and 0.53%, respectively.

Sub-advisory fee: MacKay Shields LLC ("MacKay Shields") has been retained by Columbia as sub-advisor to the Columbia High Income Master Portfolio. As the sub-advisor, MacKay Shields is responsible for daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Master Portfolio. Columbia, from the investment advisory fee it receives, pays MacKay Shields a monthly sub-advisory fee based on the Columbia High Income Master Portfolio's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $100 million	0.400%
$100 million to $200 million	0.375%
Over $200 million	0.350%

For the six months ended September 30, 2005, the annualized effective sub-advisory fee rate for the Columbia High Income Master Portfolio was 0.36%.

Administration fee:  Columbia provides administrative and other services to the Master Portfolios. State Street Bank and Trust Company ("State Street") serves as the sub-administrator to the Master Portfolios. Prior to August 22, 2005, BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of BOA, served as the administrator to the Master Portfolios under the same fee structure and Bank of New York ("BNY") served as the sub-administrator to the Master Portfolios.

Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly, at the annual rate of 0.05% of the Columbia High Income Master Portfolio's average daily net assets. Columbia does not receive any compensation from the Columbia Intermediate Core Bond Master Portfolio for its administrative services.

Fees paid to officers and trustees:  With the exception of one officer, all officers of the Master Portfolios are employees of Columbia or its affiliates and receive no compensation from the Master Portfolios.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Master Portfolios' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves (formerly Nations Treasury Reserves), a portfolio of Columbia Funds Trust, another registered investment company advised by Columbia. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statements of operations. The liability for the deferred compensation plan is included in "Payable for Trustees' fees" in the Statements of assets and liabilities.

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Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Other:  Prior to the appointment of State Street as sub-administrator to the Master Portfolios, the Master Portfolios made daily investments of cash balances in the Columbia Cash Reserves (formerly Nations Cash Reserves), another portfolio of the Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Master Portfolio from such investments is included in "Dividends from affiliates" on the Statements of operations. BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Columbia Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Master Portfolios. For the six months ended September 30, 2005, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

	Advisory Fees (earned by BACAP)	Administration Fees (earned by BACAP Distributors)
Intermediate Core Bond Master Portfolio	$4,230	$2,115
High Income Master Portfolio	16,804	8,402

Custody credits: Each Master Portfolio has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of operations. The Master Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Note 5.  Portfolio Information

For the six months ended September 30, 2005, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	U.S Government Securities		Other Investment Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
Columbia Intermediate Core Bond Master Portfolio	$78,954,212	$92,221,287	$80,041,938	$85,261,891
Columbia High Income Master Portfolio	-	-	135,084,536	184,198,777

Note 6.  Line of Credit

The Master Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating Master Portfolio based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating Master Portfolio based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statements of operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating Master Portfolio.

Prior to August 22, 2005, the Master Trust participated with other affiliated funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement were taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings was payable at a specified Federal Funds Rate plus 0.50% on an annualized basis. Each participating master portfolio maintained a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

For the six months ended September 30, 2005, the Master Portfolios did not borrow under these arrangements.

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Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Note 7.  Commitments

As of September 30, 2005, the High Income Master Portfolio had unfunded loan commitments pursuant to the following loan agreements:

Borrower	Unfunded Commitment
Foster Wheeler LLC	$7,239,750
Mirant Revolving Credit Corp.	716,453
Neiman Marcus Group, Inc.	2,000,000
Neiman Marcus Group, Inc.	4,100,000
Warner Chilcott Company, Inc.	55,440
Warner Chilcott Company, Inc.	277,198
$14,388,841

Note 9.  Restricted Securities

The following securities are considered restricted as to resale at September 30, 2005, for the Intermediate Core Bond and High Income Master Portfolios:

Security	Acquisition date	Acquisition cost	Market value 9/30/05	% of net assets
Intermediate Core Bond
Vendee Mortgage Trust, Interest Only, 0.304% 03/15/29	09/16/98	$186,000	$110,491	0.02%
Vendee Mortgage Trust, Interest Only, 0.446% 09/15/27	05/18/98	281,000	114,776	0.02
High Income
ACP Holding Co., Common Stock	10/17/03- 11/06/03	185,000	1,316,255	0.13
Fountain View, Inc., Common Stock	09/03/03	1	2,224	0.00	*
Gilroy Receivable Asset Trust, 10.000% 09/30/14	10/20/03	6,745,000	6,536,888	0.65
Globix Corp., 11.000% 05/01/08	10/14/02- 05/01/04	348,000	448,290	0.04
Globix Corp. Common Stock	10/14/02- 03/08/05	607,450	1,503,189	0.15
Haights Cross Communications, Inc., Common Stock	01/15/04	2,838,365	3,660,000	0.36
Haights Cross Communications, Inc., Warrants	01/15/04	-	-	-
Haights Cross Communications, Inc., Preferred Warrants	01/15/04	-	446	0.00	*
Hollinger, Inc., 12.875% 03/01/11	03/05/03- 04/16/03	4,076,004	4,339,500	0.43
ICO Global Communications Holdings, Inc., Common Stock	03/16/00	61,000	27,710	0.00	*
Neenah Paper, Inc., Warrants	10/17/03	730,000	1,351,152	0.13
Quadramed Corp., Common Stock	04/26/04	541,000	862,109	0.09
Quadramed Corp., Preferred Stock	06/16/04	5,423,000	4,771,800	0.47
Riverdeep Acquisitions, 13.845% 10/14/11	07/26/05	1,440,000	1,483,200	0.15
Salton SEA Funding, 8.300% 05/30/11	02/07/05	3,254	3,228	0.00	*
Satbirds Capital Participations, S.C.A., 10.464% 05/01/14	03/30/05- 11/01/05	6,780,523	6,212,401	0.61
Thermadyne Holdings Corp., Common Stock	09/25/03	1,822,280	2,137,957	0.21
Thermadyne Holdings Corp., Warrants	03/01/01- 09/25/03	1	1	0.00	*
UbiquiTel, Inc., Warrants	07/10/00	10,000	1	0.00	*
United Artists Theatre Circuit, Inc. 9.300% 07/01/15	11/27/00- 04/20/01	321,000	375,268	0.04
Ziff Davis Holdings, Inc., Preferred Stock	12/06/02	1	196,800	0.02
			$35,228,419	3.48

*  Amount rounds to less than 0.01%.

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Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Note 10.  Securities Lending

Under an agreement with BNY, the Funds were allowed to lend their securities to certain approved brokers, dealers and other financial institutions. The income earned by each Master Portfolio from securities lending is included in the Statements of operations. At September 30, 2005, the Funds do not participate in a securities lending program.

Note 11.  Disclosure of Significant Risks and Contingencies

Foreign securities: Certain Master Portfolios invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Master Portfolios to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

High-yield securities: The Columbia High Income Master Portfolio principally invests in high yield securities (sometimes called "junk bonds"), which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay a premium - a high interest rate or yield - because of the increased risk of loss. These securities can also be subject to greater price volatility.

Legal proceedings:  On February 9, 2005, BACAP (which has since been renamed Columbia Management Advisors, LLC) ("Columbia") and BACAP Distributors which has since merged into Columbia Management Distributors, Inc. (formerly Columbia Funds Distributor, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, Columbia and its affiliate, Banc of America Securities, LLC ("BAS") have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, the Columbia Group to reduce Columbia Funds, and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. The Columbia Group is currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and Independent Trustees and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under development. As such, any gain to the Columbia Funds or their shareholders can not be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia funds.

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Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly Nations Funds Trust) (the "Trust"), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including Columbia and the Distributor (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints.

One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names the Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Trust against BAC and others that asserts claims under federal securities laws and state common law. The Trust is a nominal defendant in this action. The MDL is ongoing. The Master Portfolios are not currently named as defendants in the MDL. The Master Portfolios can not predict if they will be added as parties to the MDL, and if they are added, whether the litigation will have any impact on them.

96

IMPORTANT INFORMATION ABOUT THIS REPORT

  Columbia Funds

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800-345-6611

Distributor

Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Government & Corporate Bond Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the funds use to determine how to vote proxies and a copy of the funds' voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the funds voted proxies relating to portfolio securities is also available from the funds' website.

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A. merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

97

COLUMBIA FUNDS

Growth Funds	Columbia Acorn Fund

Columbia Acorn Select

Columbia Acorn USA

Columbia Growth Stock Fund

Columbia Large Cap Growth Fund

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Marsico Mid Cap Growth Fund

Columbia Mid Cap Growth Fund

Columbia Small Cap Growth Fund I

Columbia Small Cap Growth Fund II

Columbia Small Company Equity Fund

Columbia Tax-Managed Growth Fund

Core Funds	Columbia Common Stock Fund

Columbia Large Cap Core Fund

Columbia Small Cap Core Fund

Columbia Young Investor Fund

Value Funds	Columbia Disciplined Value Fund

Columbia Dividend Income Fund

Columbia Large Cap Value Fund

Columbia Mid Cap Value Fund

Columbia Small Cap Value Fund I

Columbia Small Cap Value Fund II

Columbia Strategic Investor

Asset Allocation/ Hybrid Funds	Columbia Asset Allocation Fund Columbia Asset Allocation Fund II

Columbia Balanced Fund

Columbia Liberty Fund

Columbia LifeGoalTM Balanced Growth Portfolio

Columbia LifeGoalTM Growth Portfolio

Columbia LifeGoalTM Income Portfolio

Columbia LifeGoalTM Income and Growth Portfolio

Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Index Fund

Columbia Mid Cap Index Fund

Columbia Small Cap Index Fund

Specialty Funds	Columbia Convertible Securities Fund

Columbia Real Estate Equity Fund

Columbia Technology Fund

Columbia Utilities Fund

Global/ International Funds	Columbia Acorn International Columbia Acorn International Select

Columbia Global Value Fund

Columbia Greater China Fund

Columbia International Stock Fund

Columbia International Value Fund

Columbia Marsico International Opportunities Fund

Columbia Multi-Advisor International Equity Fund

Columbia World Equity Fund

Taxable Bond Funds	Columbia Conservative High Yield Fund

Columbia Core Bond Fund

Columbia Federal Securities Fund

Columbia High Income Fund

Columbia High Yield Opportunity Fund

Columbia Income Fund

Columbia Intermediate Bond Fund

Columbia Intermediate Core Bond Fund

Columbia Short Term Bond Fund

Columbia Strategic Income Fund

Columbia Total Return Bond

Columbia U.S. Treasury Index Fund

Tax-Exempt Bond Funds	Columbia California Tax-Exempt Fund Columbia CA Intermediate Municipal Bond Fund

Columbia Connecticut Tax-Exempt Fund

Columbia CT Intermediate Municipal Bond Fund

Columbia FL Intermediate Municipal Bond Fund

Columbia GA Intermediate Municipal Bond Fund

Columbia High Yield Municipal Fund

Columbia Intermediate Municipal Bond Fund

Columbia MA Intermediate Municipal Bond Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia MD Intermediate Municipal Bond Fund

Columbia Municipal Income Fund

Columbia NC Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia NJ Intermediate Municipal Bond Fund

Columbia NY Intermediate Municipal Bond Fund

Columbia OR Intermediate Municipal Bond Fund

Columbia RI Intermediate Municipal Bond Fund

Columbia SC Intermediate Municipal Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Tax-Exempt Fund

Columbia Tax-Exempt Insured Fund

Columbia TX Intermediate Municipal Bond Fund

Columbia VA Intermediate Municipal Bond Fund

Money Market Funds	Columbia Cash Reserves Columbia CA Tax-Exempt Reserves

Columbia Government Reserves

Columbia Government Plus Reserves

Columbia MA Municipal Reserves

Columbia Money Market Reserves

Columbia Municipal Reserves

Columbia NY Tax-Exempt Reserves

Columbia Prime Reserves

Columbia Tax-Exempt Reserves

Columbia Treasury Reserves

Please consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. Contact us at 800-345-6611 for a prospectus which contains this and other important information about the fund. Read it carefully before you invest.

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A., merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

SHC-44/91117-0905 (11/05) 05/8546

Stock Funds

Semiannual report for the period ended
September 30, 2005

Columbia Convertible Securities Fund

Columbia Asset
Allocation Fund II

Columbia Large Cap
Value Fund

Columbia Mid Cap
Value Fund

Columbia Small Cap
Value Fund II

Columbia Marsico
Growth Fund

Columbia Large Cap
Core Fund

Columbia Marsico
Focused Equities Fund

Columbia Marsico Mid Cap
Growth Fund

Columbia Marsico
21st Century Fund

Columbia Small Cap
Growth Fund II

A description of the policies and procedures that the funds use to determine how to vote proxies and a copy of the funds' voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, is available from the SEC's website. Information regarding how the funds voted proxies relating to portfolio securities is also available from the funds' website.

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds'
Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of Columbia Funds. This material must be preceded or accompanied by a current Columbia Funds prospectus.

Columbia Management Advisors, Inc. combined with Banc of America Capital Management, LLC on September 30, 2005. At that time, the newly combined advisor underwent a name change to Columbia Management Advisors, LLC and will continue to operate as a SEC registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

On August 22, 2005, BACAP Distributors, LLC and Columbia Funds Distributor, Inc., members NASD, SIPC, merged to form Columbia Management Distributors, Inc. Columbia Funds are distributed by Columbia Management Distributors, Inc., which is a part of Columbia Management and an affiliate of Bank of America Corporation. Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios.

The views expressed in the President's Letter reflect current views. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President's Letter

Dear Shareholder:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan. We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.

Sincerely,

Christopher L. Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the legal and compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004.

Columbia Funds

Disclosure of fund expenses	3

Investment portfolios	25

Statements of assets and liabilities	58

Statements of operations	60

Statements of changes in net assets	62

Schedules of capital stock activity	68

Financial highlights	80

Notes to financial statements	102

Columbia Funds Master Investment Trust

Investment portfolios	115

Statements of assets and liabilities	126

Statements of operations	127

Statements of changes in net assets	128

Financial highlights	130

Notes to financial statements	131

Important information about this report	137

Nations Funds® earns 2005 Lipper Award for "Best Equity Fund Group''*

Nations Funds won the "Best Equity Fund Group" among larger fund groups. In the Equity asset class, Nations competed with 61 other eligible fund families to win the award. Lipper determined the larger fund group awards by averaging the decile rank of the three-year Consistent Return scores for all of the firm's funds within the asset class, and the eligible group with the lowest average decile rank received the award for that asset class. In case of a tie, the group with the lower average percentile rank received the award. Larger fund groups must have at least three equity, three bond or three mixed equity portfolios that received Consistent Return scores as of December 31, 2004 to be eligible for a fund group award in the respective asset class.

Although Lipper makes reasonable efforts to ensure the accuracy and reliability of the data contained herein, the accuracy is not guaranteed by Lipper. Users acknowledge that they have not relied upon any warranty, condition, guarantee or representation made by Lipper. Any use of the data for analyzing, managing or trading financial instruments is at the user's own risk. This in not an offer to buy or sell securities.

Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

* On September 23, 2005 Nations Funds were rebranded Columbia Funds.

Columbia Convertible
Securities Fund

(formerly Nations Convertible Securities Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,070.39	1,019.55	5.71	5.57	1.10
Class B	1,000.00	1,000.00	1,066.58	1,015.79	9.58	9.35	1.85
Class C	1,000.00	1,000.00	1,065.88	1,015.79	9.58	9.35	1.85
Class Z	1,000.00	1,000.00	1,071.70	1,020.81	4.41	4.31	0.85

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of the expenses, total return would have been reduced.

3

Columbia Convertible
Securities Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

4

Columbia Asset
Allocation Fund II

(formerly Nations Asset Allocation Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual". Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,041.61	1,018.80	6.40	6.33	1.25
Class B	1,000.00	1,000.00	1,038.10	1,015.04	10.22	10.10	2.00
Class C	1,000.00	1,000.00	1,038.10	1,015.04	10.22	10.10	2.00
Class Z	1,000.00	1,000.00	1,043.02	1,020.05	5.12	5.06	1.00

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of the expenses, total return would have been reduced.

5

Columbia Asset
Allocation Fund II

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

6

Columbia Large Cap
Value Fund

(formerly Nations Value Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual". Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,053.10	1,020.10	5.10	5.01	0.99
Class B	1,000.00	1,000.00	1,048.18	1,016.34	8.93	8.80	1.74
Class C	1,000.00	1,000.00	1,048.98	1,016.34	8.94	8.80	1.74
Class Z	1,000.00	1,000.00	1,053.50	1,021.36	3.81	3.75	0.74

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or transfer agent not waived or reimbursed a portion of the expenses, total return would have been reduced.

7

Columbia Large Cap
Value Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

8

Columbia Mid Cap
Value Fund

(formerly Nations MidCap Value Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual". Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,087.09	1,019.35	5.96	5.77	1.14
Class B	1,000.00	1,000.00	1,083.18	1,015.59	9.87	9.55	1.89
Class C	1,000.00	1,000.00	1,082.98	1,015.59	9.87	9.55	1.89
Class Z	1,000.00	1,000.00	1,088.99	1,020.61	4.66	4.51	0.89

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

9

Columbia Mid Cap
Value Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

10

Columbia Small Cap
Value Fund II

(formerly Nations SmallCap Value Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,075.71	1,018.65	6.66	6.48	1.28
Class B	1,000.00	1,000.00	1,071.50	1,014.89	10.54	10.25	2.03
Class C	1,000.00	1,000.00	1,071.40	1,014.89	10.54	10.25	2.03
Class Z	1,000.00	1,000.00	1,077.01	1,019.90	5.36	5.22	1.03

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

11

Columbia Small Cap
Value Fund II

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

12

Columbia Marsico
Growth Fund

(formerly Nations Marsico Growth Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,059.31	1,019.15	6.09	5.97	1.18
Class B	1,000.00	1,000.00	1,055.60	1,015.39	9.95	9.75	1.93
Class C	1,000.00	1,000.00	1,055.60	1,015.39	9.95	9.75	1.93
Class Z	1,000.00	1,000.00	1,061.42	1,020.41	4.81	4.71	0.93

Expenses paid during the period are equal to the annualized expense for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of the expenses, total return would have been reduced.

13

Columbia Marsico
Growth Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

14

Columbia Large Cap
Core Fund

(formerly Nations Strategic Growth Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,055.00	1,019.85	5.36	5.27	1.04
Class B	1,000.00	1,000.00	1,050.59	1,016.09	9.20	9.05	1.79
Class C	1,000.00	1,000.00	1,051.49	1,016.09	9.21	9.05	1.79
Class Z	1,000.00	1,000.00	1,056.50	1,021.11	4.07	4.00	0.79

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

15

Columbia Large Cap
Core Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

16

Columbia Marsico Focused
Equities Fund

(formerly Nations Marsico Focused Equities Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,096.21	1,019.00	6.36	6.12	1.21
Class B	1,000.00	1,000.00	1,092.30	1,015.24	10.28	9.90	1.96
Class C	1,000.00	1,000.00	1,092.00	1,015.24	10.28	9.90	1.96
Class Z	1,000.00	1,000.00	1,097.72	1,020.26	5.05	4.86	0.96

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of the expenses, total return would have been reduced.

17

Columbia Marsico Focused
Equities Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

18

Columbia Marsico Mid Cap
Growth Fund

(formerly Nations Marsico MidCap Growth Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,080.52	1,018.90	6.42	6.23	1.23
Class B	1,000.00	1,000.00	1,073.90	1,015.14	10.29	10.00	1.98
Class C	1,000.00	1,000.00	1,074.40	1,015.14	10.30	10.00	1.98
Class Z	1,000.00	1,000.00	1,082.68	1,020.16	5.12	4.96	0.98

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

19

Columbia Marsico Mid Cap
Growth Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

20

Columbia Marsico
21st Century Fund

(formerly Nations Marsico 21st Century Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,075.41	1,018.55	6.76	6.58	1.30
Class B	1,000.00	1,000.00	1,071.40	1,014.79	10.64	10.35	2.05
Class C	1,000.00	1,000.00	1,071.40	1,014.79	10.64	10.35	2.05
Class Z	1,000.00	1,000.00	1,077.21	1,019.80	5.47	5.32	1.05

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of the expenses, total return would have been reduced.

21

Columbia Marsico
21st Century Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

22

Columbia Small Cap
Growth Fund II

(formerly Nations Small Company Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Distributors, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual". Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,107.59	1,018.85	6.55	6.28	1.24
Class B	1,000.00	1,000.00	1,103.98	1,015.09	10.50	10.05	1.99
Class C	1,000.00	1,000.00	1,103.28	1,015.09	10.49	10.05	1.99
Class Z	1,000.00	1,000.00	1,109.70	1,020.10	5.24	5.01	0.99

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of the expenses, total return would have been reduced.

23

Columbia Small Cap
Growth Fund II

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

24

Columbia Convertible Securities Fund

Investment Portfolio  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Convertible bonds - 68.6%
	Consumer discretionary - 10.4%
	Hotels, restaurants & leisure - 3.9%
1,690,000	Caesars Entertainment, Inc. 3.599% 04/15/24	2,038,444
	Fairmont Hotels & Resorts, Inc.
5,803,000	3.750% 12/01/23	6,051,833
6,952,000	3.750% 12/01/23	7,250,102
11,320,000	Four Seasons Hotels & Resorts 1.875% 07/30/24	11,599,377
14,803,000	Hilton Hotels Corp. 3.375% 04/15/23	17,303,375
10,137,000	Scientific Games Corp. 0.750% 12/01/24	11,925,167
		56,168,298
	Internet & catalog retail - 1.6%
23,637,000	Amazon.com, Inc. 4.750% 02/01/09	23,168,515
	Media - 4.5%
9,010,000	EchoStar Communications Corp. 5.750% 05/15/08	8,953,687
14,795,000	Lamar Advertising Co. 2.875% 12/31/10	15,804,611
12,310,000	Liberty Media Corp. 3.250% 03/15/31	9,567,947
	Lions Gate Entertainment Corp.
1,630,000	2.938% 10/15/24	1,652,983
4,850,000	2.938% 10/15/24	4,918,385
2,960,000	3.625% 03/15/25	2,817,742
2,905,000	3.625% 03/15/25	2,765,386
5,000,000	Playboy Enterprises, Inc. 3.000% 03/15/25	5,179,850
12,835,000	Walt Disney Co. 2.125% 04/15/23	13,055,249
		64,715,840
	Specialty retail - 0.4%
2,987,000	CSK Auto Corp. 3.375% 08/15/25(a)	2,839,203
2,940,000	Men's Wearhouse, Inc. 3.125% 10/15/23	3,262,636
		6,101,839
	Consumer staples - 0.6%
	Food & staples retailing - 0.1%
1,890,000	Wild Oats Markets, Inc. 3.250% 05/15/34	1,764,693
	Household products - 0.5%
4,915,000	Church & Dwight 5.250% 08/15/33	6,497,827

Par ($)		Value ($)
	Energy - 4.5%
	Energy equipment & services - 3.7%
	Halliburton Co.
4,193,000	3.125% 07/15/23	7,931,269
8,745,000	3.125% 07/15/23	16,541,605
2,460,000	Hanover Compress Co. 4.750% 01/15/14	2,776,356
	Pride International, Inc.
7,938,000	3.250% 05/01/33	9,972,033
1,880,000	3.250% 05/01/33	2,361,731
10,830,000	Schlumberger Ltd. 2.125% 06/01/23	12,841,023
780,000	Transocean, Inc. 1.500% 05/15/21	803,299
		53,227,316
	Oil, gas & consumable fuels - 0.8%
1,987,000	Cheniere Energy, Inc. 2.250% 08/01/12(a)	2,570,900
	OMI Corp.
3,460,000	2.875% 12/01/24	3,194,341
6,997,000	2.875% 12/01/24	6,459,770
		12,225,011
	Financials - 5.2%
	Capital markets - 0.4%
5,500,000	E*Trade Group 6.000% 02/01/07	5,562,865
	Commercial banks - 0.3%
4,820,000	Wells Fargo & Co. 3.443% 05/01/33(b)	4,773,342
	Consumer finance - 2.2%
14,385,000	American Express Co. 1.850% 12/01/33	15,128,992
13,780,000	Providian Financial Corp. 2.750% 03/15/16	17,183,798
		32,312,790
	Diversified financial services - 0.7%
8,955,000	CapitalSource, Inc. 3.500% 07/15/34	8,252,122
1,791,000	Leucadia National Corp. 3.750% 04/15/14	1,939,582
		10,191,704
	Insurance - 0.3%
3,488,000	American Equity Investment Life Insurance Co. 5.250% 12/06/24	3,794,560

See Accompanying Notes to Financial Statements.

25

Columbia Convertible Securities Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Real estate - 1.3%
17,040,000	Host Marriott Corp. 3.250% 04/15/24(a)	18,690,494
	Health care - 17.2%
	Biotechnology - 6.4%
6,965,000	Amylin Pharmaceuticals 2.500% 04/15/11	8,019,013
7,820,000	Cubist Pharmaceuticals 5.500% 11/01/08	8,153,758
	CV Therapeutics, Inc.
4,855,000	2.000% 05/16/23	4,185,593
180,000	3.250% 08/16/13	213,892
2,500,000	Dov Pharmaceutical, Inc. 2.500% 01/15/25	2,332,550
	Genzyme Corp.
7,580,000	1.250% 12/01/23	8,693,502
8,690,000	1.250% 12/01/23	9,966,561
	Human Genome Sciences, Inc.
995,000	2.250% 10/15/11	1,059,068
4,965,000	2.250% 08/15/12(a)	4,829,853
	Icos Corp.
9,880,000	2.000% 07/01/23	8,250,294
2,880,000	2.000% 07/01/23	2,404,944
	Invitrogen Corp.
10,910,000	2.000% 08/01/23	13,194,990
5,720,000	2.250% 12/15/06	5,703,584
3,346,000	Millennium Pharmaceuticals, Inc. 5.500% 01/15/07	3,304,208
	Protein Design Labs, Inc.
3,210,000	2.000% 02/15/12	4,249,238
2,906,000	2.750% 08/16/23	4,313,957
4,400,000	Vertex Pharmaceuticals 5.000% 09/19/07	4,259,288
		93,134,293
	Health care equipment & supplies - 3.4%
14,920,000	Advanced Medical Optics, Inc. 2.500% 07/15/24	14,545,806
4,950,000	Bausch & Lomb, Inc. 4.422% 08/01/23	7,456,779
15,532,000	Fisher Scientific International, Inc. 3.250% 03/01/24	15,775,853
11,636,000	Medtronic, Inc. 1.250% 09/15/21	11,625,760
		49,404,198
	Health care providers & services - 3.7%
6,130,000	Apria Healthcare Group, Inc. 3.375% 09/01/33	6,405,973
13,880,000	Health Management Associates, Inc. 1.500% 08/01/23	14,363,857
3,980,000	Henry Schein, Inc. 3.000% 08/15/34	4,447,053

Par ($)		Value ($)
	Health care providers & services - (continued)
3,975,000	LifePoint Hospitals, Inc. 3.250% 08/15/25(a)	3,953,455
12,890,000	Lincare Holdings, Inc. 3.000% 06/15/33	12,884,457
2,500,000	Manor Care, Inc. 2.125% 08/01/35(a)	2,543,825
8,730,000	WebMD Corp. 1.750% 06/15/23	8,100,567
		52,699,187
	Pharmaceuticals - 3.7%
1,080,000	Alpharma, Inc. 3.000% 06/01/06	1,387,800
	IVAX Corp.
5,700,000	4.500% 05/15/08	5,725,821
9,840,000	4.500% 05/15/08	9,884,575
19,060,000	Sepracor, Inc. 5.000% 02/15/07	19,084,969
1,357,000	Teva Pharmaceutical Industries Ltd. 0.500% 02/01/24	1,355,901
5,600,000	Watson Pharmaceuticals, Inc. 1.750% 03/15/23	5,649,672
9,925,000	Wyeth 3.320% 01/15/24	10,305,028
		53,393,766
	Industrials - 7.6%
	Aerospace & defense - 1.9%
4,870,000	EDO Corp. 5.250% 04/15/07	5,040,450
7,000,000	L3 Communications Holdings, Inc. 3.000% 08/01/35(a)	7,173,670
13,594,000	Lockheed Martin Corp. 3.540% 08/15/33	14,211,711
685,000	United Industrial Corp. 3.750% 09/15/24	791,134
		27,216,965
	Building products - 0.8%
7,897,000	Lennox International, Inc. 6.250% 06/01/09	11,702,959
	Construction & engineering - 0.9%
10,305,000	Fluor Corp. 1.500% 02/15/24	12,779,024
	Electrical equipment - 0.6%
2,303,000	Medis Technologies Ltd. 6.000% 07/15/10(a)	2,558,219
10,860,000	Roper Industries, Inc. 1.481% 01/15/34	5,924,673
		8,482,892

See Accompanying Notes to Financial Statements.

26

Columbia Convertible Securities Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Industrial conglomerates - 1.2%
13,366,000	Tyco International Ltd. 3.125% 01/15/23	17,764,483
	Machinery - 0.9%
2,008,000	Actuant Corp. 2.000% 11/15/23	2,543,955
	Kaydon Corp.
5,715,000	4.000% 05/23/23	6,260,668
1,200,000	4.000% 05/23/23	1,314,576
4,840,000	SPX Corp. (c) 02/06/21	3,144,887
		13,264,086
	Road & rail - 1.1%
	Yellow Corp.
5,759,000	3.375% 11/25/23	6,922,088
5,935,000	5.000% 08/08/23	8,057,949
		14,980,037
	Trading companies & distributors - 0.2%
1,965,000	GATX Corp. 5.000% 08/15/23	3,297,860
	Information technology - 12.3%
	Communications equipment - 3.0%
5,910,000	Andrew Corp. 3.250% 08/15/13	6,127,370
7,255,000	AT&T Corp. - Liberty Media Group 3.500% 01/15/31	7,192,607
8,650,000	Liberty Media Corp. 3.500% 01/15/31	8,575,610
15,700,000	Lucent Technologies, Inc. 8.000% 08/01/31	16,210,250
3,723,000	Powerwave Technologies, Inc. 1.875% 11/15/24	4,832,863
		42,938,700
	Computers & peripherals - 0.3%
5,470,000	Maxtor Corp. 2.375% 08/15/12(a)	4,918,351
	Electronic equipment & instruments - 0.7%
	Vishay Intertechnology, Inc.
9,880,000	3.625% 08/01/23	9,490,333
770,000	3.625% 08/01/23	739,631
		10,229,964
	Internet software & services - 0.4%
4,975,000	CNET Networks, Inc. 0.750% 04/15/24	5,052,759

Par ($)		Value ($)
	IT services - 3.7%
	Bisys Group, Inc.
4,625,000	4.000% 03/15/06	4,598,638
3,850,000	4.000% 03/15/06	3,828,055
8,282,000	Ciber, Inc. 2.875% 12/15/23	7,282,363
9,920,000	CSG Systems International, Inc. 2.500% 06/15/24	10,096,675
11,910,000	DST Systems, Inc. 4.125% 08/15/23	15,005,885
12,940,000	Electronic Data Systems Corp. 3.875% 07/15/23	12,822,634
		53,634,250
	Semiconductors & semiconductor equipment - 1.7%
3,200,000	Agere Systems, Inc. 6.500% 12/15/09	3,204,512
2,990,000	ASM International NV 4.250% 12/06/11	2,769,727
9,470,000	Fairchild Semiconductor Corp. 5.000% 11/01/08	9,340,829
9,040,000	Skyworks Solutions, Inc. 4.750% 11/15/07	9,095,686
		24,410,754
	Software - 2.5%
10,232,000	BEA Systems, Inc. 4.000% 12/15/06	10,066,037
	Fair Isaac Corp.
4,900,000	1.500% 08/15/23	4,936,456
3,955,000	1.500% 08/15/23	3,984,425
5,480,000	Open Solutions, Inc. 1.467% 02/02/35	2,849,819
11,420,000	Sybase, Inc. 1.750% 02/22/25	12,230,706
1,980,000	Veritas Software Corp. 0.250% 08/01/13	1,906,938
		35,974,381
	Materials - 2.8%
	Containers & packaging - 1.1%
16,070,000	Sealed Air Corp. 3.000% 06/30/33(a)	15,406,952
	Metals & mining - 1.7%
10,710,000	Freeport-McMoran Copper & Gold, Inc. 7.000% 02/11/11	17,645,903
4,475,000	Massey Energy Co. 2.250% 04/01/24	7,409,571
		25,055,474

See Accompanying Notes to Financial Statements.

27

Columbia Convertible Securities Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Telecommunication services - 4.5%
	Diversified telecommunication services - 1.1%
5,473,000	Commonwealth Telephone Enterprises, Inc. 3.250% 07/15/23	5,697,119
17,299,000	Liberty Media Corp. 4.000% 11/15/29	10,520,906
		16,218,025
	Wireless telecommunication services - 3.4%
	American Tower Corp.
3,980,000	3.000% 08/15/12	5,344,702
9,790,000	3.000% 08/15/12	13,146,893
100,000	5.000% 02/15/10	99,163
3,975,000	Logix Communications Enterprises 1.500% 10/01/25(a)	3,847,244
18,950,000	Nextel Communications, Inc. 5.250% 01/15/10	19,216,247
7,460,000	NII Holdings, Inc. 2.750% 08/15/25(a)	7,975,934
		49,630,183
	Utilities - 3.5%
	Electric utilities - 2.3%
	Centerpoint Energy, Inc.
2,979,000	2.875% 01/15/24	3,548,376
5,580,000	3.750% 05/15/23	7,344,284
	PPL Energy Supply, LLC
5,435,000	2.625% 05/15/23	7,088,816
3,220,000	2.625% 05/15/23	4,199,814
	Reliant Energy, Inc.
4,950,000	5.000% 08/15/10	8,586,617
1,000,000	5.000% 08/15/10	1,734,670
		32,502,577
	Multi-utilities - 1.2%
1,950,000	CMS Energy Corp. 2.875% 12/01/24	2,509,338
12,832,000	Dominion Resources, Inc. 2.125% 12/15/23	15,165,756
		17,675,094
	Total convertible bonds (Cost of $918,448,724)	990,962,308
Shares
	Convertible preferred stocks - 20.6%
	Consumer discretionary - 0.8%
	Media - 0.8%
266,150	Interpublic Group of Companies, Inc.	11,577,525

Shares		Value ($)
	Consumer staples - 1.4%
	Beverages - 0.6%
210,350	Constellation Brands, Inc.	8,203,650
	Food products - 0.8%
450,500	Lehman Brothers Holdings, Inc.	11,769,312
	Energy - 4.8%
	Oil, gas & consumable fuels - 4.8%
106,020	Amerada Hess Corp.	12,536,865
100,000	Chesapeake Energy Corp.	16,425,000
10,000	Chesapeake Energy Corp.	22,971,250
24,500	Chesapeake Energy Corp.	2,741,060
11,200	Williams Companies, Inc.	1,300,600
120,300	Williams Companies, Inc.	13,969,837
		69,944,612
	Financials - 5.5%
	Insurance - 3.3%
389,000	Citigroup Funding, Inc.	12,230,938
186,200	Conseco, Inc.	4,950,872
1,490	Fortis Insurance(a)	1,665,075
47,700	Hartford Financial Services Group, Inc.	3,346,155
39,000	Metlife, Inc.	1,094,730
6,600	Reinsurance Group of America, Inc.	3,877,500
57,610	UnumProvident Corp.	2,280,665
97,600	Unumprovident Corp.	3,151,797
632,950	XL Capital Ltd.	14,450,248
		47,047,980
	Real estate - 1.0%
294,000	Citigroup Regency Centers	13,967,940
	Thrifts & mortgage finance - 1.2%
197,550	Sovereign Capital Trust IV	8,716,894
76,800	Washington Mutual	4,012,800
101,200	Washington Mutual	5,222,932
		17,952,626
	Health care - 3.4%
	Health care equipment & supplies - 1.1%
276,060	Baxter International	15,735,420
	Health care providers & services - 1.3%
255,850	Omnicare Capital Trust II	18,581,106
	Pharmaceuticals - 1.0%
267,650	Schering-Plough Corp.	14,453,100

See Accompanying Notes to Financial Statements.

28

Columbia Convertible Securities Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Industrials - 0.4%
	Aerospace & defense - 0.4%
25,400	Coltec Capital Trust	1,264,768
40,000	Northrop Grumman Corp.	4,840,000
		6,104,768
	Information technology - 0.6%
	Office electronics - 0.6%
80,090	Xerox Corp.	9,320,474
	Materials - 1.4%
	Chemicals - 0.7%
228,000	Celanese Corp.(d)	6,019,200
108,238	Huntsman Corp.	4,813,344
		10,832,544
	Containers & packaging - 0.2%
96,000	Smurfit-Stone Container Corp.	2,198,400
	Metals & mining - 0.5%
460	Freeport-McMoRan Copper & Gold, Inc.(d)	508,070
6,270	Freeport-McMoRan Copper & Gold, Inc.(d)	6,925,215
		7,433,285
	Telecommunication services - 1.2%
	Wireless telecommunication services - 1.2%
336,185	Crown Castle International Corp.	17,397,574
	Utilities - 1.1%
	Electric utilities - 0.4%
82,900	FPL Group, Inc.	5,905,299
	Gas utilities - 0.4%
92,920	Southern Union Co.	4,897,813
	Independent power producers - 0.1%
1,358	NRG Energy, Inc.	1,658,118
	Multi-utilities - 0.2%
49,200	Dominion Resources, Inc.	2,797,020
	Total convertible preferred stocks (Cost of $243,236,559)	297,778,566
	Common stocks - 10.1%
	Consumer discretionary - 0.3%
	Hotels, restaurants & leisure - 0.1%
93,000	Centerplate, Inc.	1,102,050

Shares		Value ($)
	Multiline retail - 0.2%
40,000	Federated Department Stores, Inc.	2,674,800
	Consumer staples - 0.5%
	Household products - 0.5%
126,000	Procter & Gamble Co.	7,491,960
	Energy - 1.3%
	Oil, gas & consumable fuels - 1.3%
158,400	Exxon Mobil Corp.	10,064,736
321,000	Williams Companies, Inc.	8,041,050
		18,105,786
	Financials - 0.5%
	Insurance - 0.5%
94,078	Prudential Financial, Inc.	6,355,910
	Real estate - 0.0%
10,000	ProLogis Trust, REIT	443,100
	Health care - 0.4%
	Biotechnology - 0.4%
70,300	Amgen, Inc.(d)	5,600,801
	Industrials - 3.3%
	Aerospace & defense - 0.5%
62,677	L-3 Communications Holdings, Inc.	4,955,871
47,038	Northrop Grumman Corp.	2,556,515
		7,512,386
	Construction & engineering - 0.8%
310,000	McDermott International, Inc.(d)	11,349,100
	Industrial conglomerates - 0.5%
260,000	Tyco International Ltd.	7,241,000
	Machinery - 1.5%
151,000	Cummins, Inc.	13,286,490
148,000	Danaher Corp.	7,966,840
		21,253,330
	Information technology - 2.6%
	Communications equipment - 0.6%
350,000	Corning, Inc.(d)	6,765,500
121,684	Motorola, Inc.	2,688,000
		9,453,500
	Electronic equipment & instruments - 0.5%
215,000	Trimble Navigation Ltd.(d)	7,243,350

See Accompanying Notes to Financial Statements.

29

Columbia Convertible Securities Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Internet software & services - 0.6%
255,600	Yahoo!, Inc.(d)	8,649,504
	IT services - 0.5%
176,000	Automatic Data Processing, Inc.	7,575,040
	Semiconductors & semiconductor equipment - 0.4%
150,000	NVIDIA Corp.(d)	5,142,000
	Software - 0.0%
219	Computer Associates International, Inc.	6,090
	Materials - 0.9%
	Chemicals - 0.3%
219,600	RPM International, Inc.	4,040,640
	Containers & packaging - 0.6%
230,016	Temple-Inland, Inc.	9,396,153
	Telecommunication services - 0.1%
	Diversified telecommunication services - 0.1%
60,000	Telefonos de Mexico SA de CV, ADR	1,276,200
	Utilities - 0.2%
	Multi-utilities - 0.2%
62,452	Ameren Corp.	3,340,557
	Total common stocks (Cost of $104,318,008)	145,253,257
Units
	Warrants - 0.0%
	Information technology - 0.0%
	Communications equipment - 0.0%
12,396	Lucent Technologies, Inc. expires 12/10/07	11,777
	Total warrants (Cost of $14,503)	11,777
Total investments (Cost of $1,266,017,794)(e)	99.3%	1,434,005,908
Other assets & liabilities, net	0.7%	10,315,441
Net assets	100.0%	1,444,321,349

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which are not illiquid, amounted to $78,973,175, which represents 5.5% of net assets.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate as of September 30, 2005.

(c)  Zero coupon bond.

(d)  Non-income producing security.

(e)  Cost for federal income tax purposes is $1,266,017,794.

At September 30, 2005, the asset allocation of the Fund was as follows:

Asset Allocation	% of Net Assets
Convertible bonds	68.6%
Convertible preferred stocks	20.6
Common stocks	10.1
Warrants	0.0
Other assets & liabilities, net	0.7
100.0%

Acronym	Name
ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

30

Columbia Asset Allocation Fund II

Investment Portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 63.6%
	Consumer discretionary - 7.4%
	Automobiles - 0.0%
200	Harley-Davidson, Inc.	9,688
	Diversified consumer services - 0.4%
1,800	Apollo Group, Inc., Class A(a)	119,502
16,400	H&R Block, Inc.	393,272
3,600	Weight Watchers International, Inc.(a)	185,688
		698,462
	Hotels, restaurants & leisure - 0.6%
3,800	Brinker International, Inc.(a)	142,728
600	Choice Hotels International, Inc.	38,784
6,100	Darden Restaurants, Inc.	185,257
4,000	GTECH Holdings Corp.	128,240
17,600	International Game Technology, Inc.	475,200
2,200	Panera Bread Co.(a)	112,596
		1,082,805
	Household durables - 0.9%
4,100	Lennar Corp., Class A	245,016
800	NVR, Inc.(a)	707,960
2,200	Pulte Homes, Inc.	94,424
11,200	Toll Brothers, Inc.(a)	500,304
		1,547,704
	Leisure equipment & products - 0.3%
33,200	Marvel Enterprise, Inc.(a)	593,284
	Media - 1.4%
9,900	Clear Channel Communications, Inc.	325,611
3,300	Comcast Corp., Class A(a)	96,954
300	Discovery Holding Co., Class A(a)	4,332
13,100	EchoStar Communications Corp., Class A	387,367
700	John Wiley & Sons, Inc., Class A	29,218
3,200	Liberty Media Corp., Class A(a)	25,760
800	McGraw-Hill Companies, Inc.	38,432
47,600	Time Warner, Inc.	862,036
8,800	Viacom, Inc., Class B	290,488
14,700	Walt Disney Co.	354,711
		2,414,909
	Multiline retail - 0.5%
9,700	J.C. Penney Co., Inc.	459,974
9,600	Target Corp.	498,528
		958,502
	Specialty retail - 3.0%
13,600	Abercrombie & Fitch Co., Class A	677,960
1,000	American Eagle Outfitters, Inc.	23,530
21,400	Autonation, Inc.(a)	427,358

Shares		Value ($)
	Specialty retail - (continued)
5,300	AutoZone, Inc.(a)	441,225
13,800	Barnes & Noble, Inc.	520,260
3,400	Bed Bath & Beyond, Inc.(a)	136,612
1,000	Best Buy Co., Inc.	43,530
22,100	Gap, Inc.	385,203
22,100	Home Depot, Inc.	842,894
27,700	Limited Brands	565,911
30,800	Staples, Inc.	656,656
25,500	TJX Companies, Inc.	522,240
		5,243,379
	Textiles, apparel & luxury goods - 0.3%
6,100	NIKE, Inc., Class B	498,248
	Consumer staples - 5.7%
	Beverages - 1.4%
3,700	Anheuser-Busch Companies, Inc.	159,248
17,800	Coca-Cola Co.	768,782
7,400	Diageo PLC, ADR	429,274
9,700	Pepsi Bottling Group, Inc.	276,935
13,800	PepsiCo, Inc.	782,598
		2,416,837
	Food & staples retailing - 1.0%
7,600	Albertson's, Inc.	194,940
12,800	SUPERVALU, Inc.	398,336
2,500	Sysco Corp.	78,425
24,400	Wal-Mart Stores, Inc.	1,069,208
1,000	Walgreen Co.	43,450
		1,784,359
	Food products - 1.1%
27,700	Archer-Daniels-Midland Co.	683,082
400	General Mills, Inc.	19,280
200	Hershey Co.	11,262
13,600	Pilgrim's Pride Corp.	495,040
21,600	Sara Lee Corp.	409,320
21,400	Tyson Foods, Inc., Class A	386,270
		2,004,254
	Household products - 1.0%
600	Clorox Co.	33,324
1,700	Kimberly-Clark Corp.	101,201
27,100	Procter & Gamble Co.	1,611,366
		1,745,891
	Personal products - 0.5%
1,200	Avon Products, Inc.	32,400
10,000	Estee Lauder Companies, Inc., Class A	348,300
8,000	Gillette Co.	465,600
		846,300
	Tobacco - 0.7%
17,500	Altria Group, Inc.	1,289,925
	Energy - 6.0%
	Energy equipment & services - 0.0%
1,500	Diamond Offshore Drilling, Inc.	91,875

See Accompanying Notes to Financial Statements.

31

Columbia Asset Allocation Fund II

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Oil, gas & consumable fuels - 6.0%
2,000	Amerada Hess Corp.	275,000
7,100	Anadarko Petroleum Corp.	679,825
8,300	Apache Corp.	624,326
2,100	Burlington Resources, Inc.	170,772
24,300	Chevron Corp.	1,572,939
20,500	ConocoPhillips	1,433,155
59,500	Exxon Mobil Corp.	3,780,630
6,900	Marathon Oil Corp.	475,617
3,600	Occidental Petroleum Corp.	307,548
5,900	Sunoco, Inc.	461,380
6,300	Valero Energy Corp.	712,278
		10,493,470
	Financials - 13.1%
	Capital markets - 3.0%
800	Bear Stearns Companies, Inc.	87,800
9,000	Goldman Sachs Group, Inc.	1,094,220
9,000	Lehman Brothers Holdings, Inc.	1,048,320
13,100	Mellon Financial Corp.	418,807
19,000	Merrill Lynch & Co., Inc.	1,165,650
14,000	Morgan Stanley	755,160
500	Northern Trust Corp.	25,275
13,200	State Street Corp.	645,744
800	T. Rowe Price Group, Inc.	52,240
		5,293,216
	Commercial banks - 2.1%
10,000	Comerica, Inc.	589,000
1,800	Marshall & Ilsley Corp.	78,318
31,300	U.S. Bancorp	878,904
16,000	Wachovia Corp.	761,440
13,700	Wells Fargo & Co.	802,409
7,300	Zions Bancorporation	519,833
		3,629,904
	Consumer finance - 0.8%
4,500	American Express Co.	258,480
4,600	Capital One Financial Corp.	365,792
26,600	MBNA Corp.	655,424
900	SLM Corp.	48,276
		1,327,972
	Diversified financial services - 1.9%
52,600	Citigroup, Inc.	2,394,352
19,800	JPMorgan Chase & Co.	671,814
6,100	Principal Financial Group, Inc.	288,957
		3,355,123
	Insurance - 4.0%
15,600	Allstate Corp.	862,524
6,800	Ambac Financial Group, Inc.	490,008
23,800	American International Group, Inc.	1,474,648
10,500	Endurance Specialty Holdings Ltd.	358,155
10,100	Hartford Financial Services Group, Inc.	779,417
12,500	Lincoln National Corp.	650,250
5,500	MBIA, Inc.	333,410

Shares		Value ($)
	Insurance - (continued)
11,400	MetLife, Inc.	568,062
3,700	Progressive Corp.	387,649
13,500	Prudential Financial, Inc.	912,060
3,400	SAFECO Corp.	181,492
		6,997,675
	Real estate - 0.1%
800	Apartment Investment & Management Co., Class A, REIT	31,024
600	Boston Properties, Inc., REIT	42,540
1,500	CB Richard Ellis Group, Inc., Class A(a)	73,800
2,300	General Growth Properties, Inc., REIT	103,339
		250,703
	Thrifts & mortgage finance - 1.2%
3,100	Countrywide Financial Corp.	102,238
11,300	Fannie Mae	506,466
10,000	Freddie Mac	564,600
5,500	MGIC Investment Corp.	353,100
12,500	PMI Group, Inc.	498,375
2,200	Washington Mutual, Inc.	86,284
		2,111,063
	Health care - 8.6%
	Biotechnology - 1.3%
17,600	Amgen, Inc.(a)	1,402,192
12,600	Gilead Sciences, Inc.(a)	614,376
6,000	Techne Corp.(a)	341,880
		2,358,448
	Health care equipment & supplies - 1.3%
45,200	Boston Scientific Corp.(a)	1,056,324
11,600	Medtronic, Inc.	621,992
25,900	PerkinElmer, Inc.	527,583
		2,205,899
	Health care providers & services - 2.3%
8,900	Aetna, Inc.	766,646
5,600	Cardinal Health, Inc.	355,264
3,700	Caremark Rx, Inc.(a)	184,741
200	Express Scripts, Inc.(a)	12,440
8,800	Health Net, Inc.(a)	416,416
16,000	McKesson Corp.	759,200
11,000	Quest Diagnostics, Inc.	555,940
3,600	Triad Hospitals, Inc.(a)	162,972
16,300	UnitedHealth Group, Inc.	916,060
		4,129,679
	Pharmaceuticals - 3.7%
14,600	Abbott Laboratories	619,040
5,800	Allergan, Inc.	531,396
2,200	Eli Lilly & Co.	117,744
8,400	Endo Pharmaceuticals Holdings, Inc.(a)	224,028

See Accompanying Notes to Financial Statements.

32

Columbia Asset Allocation Fund II

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Pharmaceuticals - (continued)
4,000	Forest Laboratories, Inc.(a)	155,880
32,500	Johnson & Johnson	2,056,600
2,200	King Pharmaceuticals, Inc.(a)	33,836
15,800	Merck & Co., Inc.	429,918
81,400	Pfizer, Inc.	2,032,558
5,800	Wyeth	268,366
		6,469,366
	Industrials - 6.6%
	Aerospace & defense - 1.3%
8,500	Boeing Co.	577,575
12,400	Lockheed Martin Corp.	756,896
7,400	Northrop Grumman Corp.	402,190
3,900	Raytheon Co.	148,278
8,400	United Technologies Corp.	435,456
		2,320,395
	Air freight & logistics - 0.9%
7,200	C.H. Robinson Worldwide, Inc.	461,664
6,500	FedEx Corp.	566,345
7,200	United Parcel Service, Inc., Class B	497,736
		1,525,745
	Commercial services & supplies - 1.2%
3,800	Brink's Co.	156,028
51,800	Cendant Corp.	1,069,152
5,100	Herman Miller, Inc.	154,530
20,600	ServiceMaster Co.	278,924
13,800	Waste Management, Inc.	394,818
		2,053,452
	Industrial conglomerates - 1.7%
9,200	3M Co.	674,912
71,500	General Electric Co.	2,407,405
		3,082,317
	Machinery - 0.5%
800	Cummins, Inc.	70,392
7,800	Danaher Corp.	419,874
4,300	Illinois Tool Works, Inc.	354,019
		844,285
	Road & rail - 0.5%
11,200	Norfolk Southern Corp.	454,272
10,200	Yellow Roadway Corp.(a)	422,484
		876,756
	Trading companies & distributors - 0.3%
7,300	MSC Industrial Direct Co., Class A	242,141
4,300	W.W. Grainger, Inc.	270,556
		512,697
	Transportation - 0.2%
14,300	Laidlaw International, Inc.	345,631

Shares		Value ($)
	Information technology - 9.8%
	Communications equipment - 1.3%
78,000	Cisco Systems, Inc.(a)	1,398,540
23,700	Motorola, Inc.	523,533
8,900	QUALCOMM, Inc.	398,275
		2,320,348
	Computers & peripherals - 2.2%
4,300	Apple Computer, Inc.(a)	230,523
32,900	Dell, Inc.(a)	1,125,180
30,300	EMC Corp.(a)	392,082
27,600	Hewlett-Packard Co.	805,920
15,400	International Business Machines Corp.	1,235,388
12,000	Western Digital Corp.(a)	155,160
		3,944,253
	Electronic equipment & instruments - 0.3%
11,100	Amphenol Corp., Class A	447,774
	Internet software & services - 0.0%
400	VeriSign, Inc.(a)	8,548
	IT services - 0.3%
9,400	Accenture Ltd., Class A(a)	239,324
7,300	Computer Sciences Corp.(a)	345,363
		584,687
	Semiconductors & semiconductor equipment - 2.8%
200	Agere Systems, Inc.(a)	2,082
27,300	Applied Materials, Inc.	463,008
6,700	Broadcom Corp., Class A(a)	314,297
92,800	Intel Corp.	2,287,520
12,700	Lam Research Corp.(a)	386,969
6,200	Linear Technology Corp.	233,058
5,200	MEMC Electronic Materials, Inc.(a)	118,508
10,400	National Semiconductor Corp.	273,520
24,300	Texas Instruments, Inc.	823,770
		4,902,732
	Software - 2.9%
2,400	Adobe Systems, Inc.	71,640
8,800	Autodesk, Inc.	408,672
9,500	Citrix Systems, Inc.(a)	238,830
136	Computer Associates International, Inc.	3,782
9,700	Intuit, Inc.(a)	434,657
73,000	Microsoft Corp.	1,878,290
63,700	Oracle Corp.(a)	789,243
12,200	Reynolds & Reynolds Co., Class A	334,402
16,400	Symantec Corp.(a)	371,624
27,200	Synopsys, Inc.(a)	514,080
		5,045,220

See Accompanying Notes to Financial Statements.

33

Columbia Asset Allocation Fund II

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Materials - 1.9%
	Chemicals - 0.7%
100	Celanese Corp., Series A	1,725
10,600	Dow Chemical Co.	441,702
700	E.I. du Pont de Nemours & Co.	27,419
3,400	Eastman Chemical Co.	159,698
8,800	PPG Industries, Inc.	520,872
200	Scotts Co., Class A	17,586
		1,169,002
	Construction materials - 0.2%
300	Lafarge North America, Inc.	20,283
5,500	Martin Marietta Materials, Inc.	431,530
		451,813
	Containers & packaging - 0.3%
7,000	Ball Corp.	257,180
5,700	Crown Holdings, Inc.(a)	90,858
10,900	Pactiv Corp.(a)	190,968
		539,006
	Metals & mining - 0.4%
8,600	Alcoa, Inc.	210,012
4,000	Nucor Corp.	235,960
1,200	Phelps Dodge Corp.	155,916
500	Southern Peru Copper Corp.	27,980
		629,868
	Paper & forest products - 0.3%
5,400	Georgia-Pacific Corp.	183,924
10,600	MeadWestvaco Corp.	292,772
		476,696
	Telecommunication services - 2.0%
	Diversified telecommunication services - 1.1%
7,200	AT&T Corp.	142,560
29,600	SBC Communications, Inc.	709,512
31,300	Verizon Communications, Inc.	1,023,197
		1,875,269
	Wireless telecommunication services - 0.9%
3,000	Crown Castle International Corp.(a)	73,890
6,700	NII Holdings, Inc.(a)	565,815
38,600	Sprint Nextel Corp.	917,908
		1,557,613
	Utilities - 2.5%
	Electric utilities - 1.0%
17,400	American Electric Power Co., Inc.	690,780
6,600	Entergy Corp.	490,512
9,600	FirstEnergy Corp.	500,352
		1,681,644
	Gas utilities - 0.1%
100	Equitable Resources, Inc.	3,906
3,700	ONEOK, Inc.	125,874
3,800	UGI Corp.	106,970
		236,750

Shares		Value ($)
	Independent power producers & energy traders - 0.5%
7,400	TXU Corp.	835,312
	Multi-utilities - 0.9%
28,500	CenterPoint Energy, Inc.	423,795
12,300	DTE Energy Co.	564,078
4,800	PG&E Corp.	188,400
9,100	Sempra Energy	428,246
		1,604,519
	Total common stocks (Cost of $89,322,675)	111,721,272
Par ($)
	Mortgage-backed securities - 11.9%
	Agency collateralized mortgage obligations - 2.0%
	Federal Home Loan Mortgage Corp.
1,300,000	4.000% 09/15/15	1,268,078
1,500,000	4.500% 03/15/21	1,467,199
	Federal National Mortgage Association
278,916	5.500% 08/25/17	283,568
260,000	6.000% 04/25/17	270,400
33,239	7.000% 01/25/21	34,170
	Vendee Mortgage Trust
12,562,869	0.304% 03/15/29(b)(c)	99,486
8,908,699	0.446% 09/15/27(b)(c)	94,096
		3,516,997
	Mortgage-backed securities - 9.9%
	Federal Home Loan Mortgage Corp.
3,401,650	5.000% 07/01/20	3,393,842
1,600,000	5.000% 09/01/20	1,596,328
167,998	6.500% 07/01/29	173,298
499,583	6.500% 11/01/32	514,246
4,659	8.000% 07/01/10	4,776
88,187	8.000% 09/01/25	94,259
	Federal National Mortgage Association
5,968,000	5.000% 10/01/20	5,954,302
50,553	5.449% 08/01/36(b)	51,626
586,716	5.500% 07/01/33	586,988
3,927,000	5.500% 06/01/35	3,926,509
717,999	6.500% 10/01/24	742,740
40,935	6.500% 07/01/32	42,200
23,517	6.500% 05/01/33	24,244
38,287	7.500% 10/01/11	40,491
92,615	8.500% 08/01/11	98,103
78,020	10.000% 09/01/18	86,776

See Accompanying Notes to Financial Statements.

34

Columbia Asset Allocation Fund II

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Mortgage-backed securities - (continued)
	Government National Mortgage Association
40,563	7.500% 12/15/23	43,357
3,959	10.000% 02/15/16	4,423
		17,378,508
	Total mortgage-backed securities (Cost of $21,092,841)	20,895,505
	Corporate fixed-income bonds & notes - 10.1%
	Basic materials - 0.3%
	Chemicals - 0.1%
63,000	E.I. Dupont De Nemours & Co. 3.375% 11/15/07	61,652
	Forest products & paper - 0.1%
	International Paper Co.
61,000	4.250% 01/15/09	59,583
62,000	5.850% 10/30/12	63,883
81,000	Westvaco Corp. 8.200% 01/15/30	100,118
		223,584
	Metals & mining - 0.1%
225,000	Alcan, Inc. 4.500% 05/15/13	216,864
	Communications - 1.1%
	Media - 0.3%
78,000	Comcast Cable Communications, Inc. 7.125% 06/15/13	86,693
58,000	Knight-Ridder, Inc. 7.125% 06/01/11	62,769
51,000	TCI Communications, Inc. 9.875% 06/15/22	70,847
	Time Warner, Inc.
142,000	7.625% 04/15/31	166,546
88,000	9.125% 01/15/13	107,809
72,000	Walt Disney Co. 5.500% 12/29/06	72,814
		567,478
	Telecommunication services - 0.8%
53,000	British Telecommunications PLC 8.375% 12/15/10	61,230
41,000	Cingular Wireless Services, Inc. 8.125% 05/01/12	48,080
183,000	Deutsche Telekom International Finance BV 5.250% 07/22/13	184,640
37,000	New Cingular Wireless Services, Inc. 8.750% 03/01/31	49,758

Par ($)		Value ($)
	Telecommunication services - (continued)
255,000	SBC Communications, Inc. 5.750% 05/02/06	256,964
	Sprint Capital Corp.
24,000	6.125% 11/15/08	24,934
116,000	8.750% 03/15/32	155,345
28,000	Verizon Global Funding Corp. 7.750% 12/01/30	34,109
224,000	Verizon New England, Inc. 6.500% 09/15/11	238,625
140,000	Verizon Pennsylvania, Inc. 5.650% 11/15/11	143,195
250,000	Vodafone Group PLC 7.750% 02/15/10	278,732
		1,475,612
	Consumer cyclical - 0.8%
	Auto manufacturers - 0.2%
199,000	DaimlerChrysler N.A. Holding Corp. 4.050% 06/04/08	194,513
252,000	Ford Motor Co. 7.450% 07/16/31	196,560
		391,073
	Home builders - 0.3%
156,000	Dr. Horton, Inc. 7.875% 08/15/11	170,820
183,000	KB Home 5.750% 02/01/14	174,307
97,000	Toll Brothers, Inc. 4.950% 03/15/14	92,125
		437,252
	Retail - 0.3%
	Target Corp.
22,000	5.375% 06/15/09	22,582
100,000	5.400% 10/01/08	102,429
66,000	5.875% 03/01/12	70,101
325,000	Wal-Mart Stores, Inc. 4.550% 05/01/13	319,518
		514,630
	Consumer non-cyclical - 1.2%
	Beverages - 0.5%
91,000	Anheuser-Busch Companies, Inc. 5.950% 01/15/33	97,825
325,000	Coca-Cola Enterprises, Inc. 5.750% 11/01/08	335,845
365,000	Diageo Capital PLC 3.375% 03/20/08	354,371
		788,041
	Commercial services - 0.0%
14,000	R.R. Donnelley & Sons Co. 4.950% 04/01/14	13,485

See Accompanying Notes to Financial Statements.

35

Columbia Asset Allocation Fund II

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Cosmetics / personal care - 0.0%
51,000	Procter & Gamble Co. 4.750% 06/15/07	51,243
	Food - 0.3%
250,000	General Mills, Inc. 2.625% 10/24/06	245,038
19,000	Kroger Co. 6.800% 04/01/11	20,230
175,000	Safeway, Inc. 4.950% 08/16/10	170,525
		435,793
	Healthcare products - 0.1%
250,000	Baxter FinCo BV 4.750% 10/15/10(d)	248,189
	Healthcare services - 0.3%
325,000	UnitedHealth Group, Inc. 3.375% 08/15/07	318,181
193,000	WellPoint Health Networks, Inc. 6.375% 06/15/06	195,521
45,000	WellPoint, Inc. 6.375% 01/15/12	48,450
		562,152
	Household products / wares - 0.0%
65,000	Fortune Brands, Inc. 2.875% 12/01/06	63,774
	Energy - 0.7%
	Oil & gas - 0.4%
137,000	BP Capital Markets PLC 2.750% 12/29/06	134,316
142,000	Conoco Funding Co. 6.350% 10/15/11	154,499
31,000	Devon Energy Corp. 7.950% 04/15/32	39,618
194,000	USX Corp. 6.650% 02/01/06	195,341
175,000	XTO Energy, Inc. 7.500% 04/15/12	197,470
		721,244
	Pipelines - 0.3%
270,000	Kinder Morgan Energy Partners LP 7.300% 08/15/33	313,141
125,000	TEPPCO Partners LP 7.625% 02/15/12	139,737
		452,878
	Financials - 4.2%
	Banks - 0.9%
42,000	HSBC Holdings PLC 7.350% 11/27/32	51,511
67,000	Key Bank National Association 7.000% 02/01/11	73,415
300,000	Marshall & Ilsley Corp. 4.375% 08/01/09	297,066

Par ($)		Value ($)
	Banks - (continued)
186,000	National City Bank 4.625% 05/01/13	182,353
114,000	Scotland International Finance 4.250% 05/23/13(d)	107,945
53,000	SouthTrust Bank, Inc. 4.750% 03/01/13	52,808
189,000	U.S. Bank NA 6.375% 08/01/11	204,889
203,000	Union Planters Corp. 4.375% 12/01/10	198,857
325,000	Wachovia Corp. 4.875% 02/15/14	321,841
		1,490,685
	Diversified financial services - 3.0%
	American Express Co.
56,000	3.750% 11/20/07	55,126
153,000	4.750% 06/17/09	153,372
48,000	5.500% 09/12/06	48,456
65,000	American General Finance Corp. 2.750% 06/15/08	61,774
120,000	Associates Corp. of North America 6.950% 11/01/18	139,512
185,000	Bear Stearns Companies, Inc. 4.500% 10/28/10	182,397
125,000	Capital One Financial Corp. 5.500% 06/01/15	126,220
	Caterpillar Financial Services Corp.
103,000	2.350% 09/15/06	101,100
154,000	5.950% 05/01/06	155,406
87,000	CIT Group, Inc. 7.375% 04/02/07	90,485
70,000	Citigroup Global Markets Holdings, Inc. 6.500% 02/15/08	73,063
337,000	Citigroup, Inc. 5.000% 09/15/14	337,041
302,000	Countrywide Home Loans, Inc. 5.500% 08/01/06	304,525
200,000	Credit Suisse First Boston USA, Inc. 4.875% 08/15/10	200,240
	General Electric Capital Corp.
25,000	5.875% 02/15/12	26,463
307,000	6.750% 03/15/32	361,118
	Goldman Sachs Group, Inc.
40,000	4.125% 01/15/08	39,632
112,000	4.750% 07/15/13	109,726
169,000	6.600% 01/15/12	183,230
	HSBC Finance Corp.
106,000	5.875% 02/01/09	109,500
53,000	6.375% 11/27/12	57,203
117,000	7.200% 07/15/06	119,468
52,000	International Lease Finance Corp. 4.500% 05/01/08	51,586

See Accompanying Notes to Financial Statements.

36

Columbia Asset Allocation Fund II

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Diversified financial services - (continued)
300,000	John Deere Capital Corp. 4.625% 04/15/09	299,700
475,000	JPMorgan Chase Capital XV 5.875% 03/15/35	465,557
	Lehman Brothers Holdings, Inc.
129,000	4.000% 01/22/08	127,484
38,000	7.875% 08/15/10	42,947
70,000	MassMutual Global Funding II 2.550% 07/15/08(d)	66,152
149,000	Merrill Lynch & Co., Inc. 6.000% 02/17/09	155,307
300,000	Morgan Stanley 4.750% 04/01/14	290,268
80,000	National Rural Utilities Cooperative Finance Corp. 5.750% 08/28/09	82,882
144,000	Principal Life Global Funding I 6.250% 02/15/12(d)	154,928
212,000	Prudential Funding LLC 6.600% 05/15/08(d)	221,979
300,000	SLM Corp. 5.125% 08/27/12	303,096
		5,296,943
	Insurance - 0.0%
30,000	Metlife, Inc. 5.375% 12/15/12	30,529
	Real estate - 0.0%
16,000	ERP Operating LP 5.200% 04/01/13	16,031
	Real estate investment trusts - 0.1%
58,000	Health Care Property Investors, Inc. 6.450% 06/25/12	61,403
161,000	Simon Property Group LP 3.750% 01/30/09	155,470
		216,873
	Savings & loans - 0.2%
	Washington Mutual, Inc.
64,000	2.400% 11/03/05	63,925
195,000	4.625% 04/01/14	185,096
50,000	5.625% 01/15/07	50,652
		299,673
	Industrials - 0.8%
	Aerospace & defense - 0.2%
79,000	Boeing Co. 5.125% 02/15/13	80,484
150,000	Lockheed Martin Corp. 8.500% 12/01/29	207,461

Par ($)		Value ($)
	Aerospace & defense - (continued)
73,000	Raytheon Co. 5.375% 04/01/13	74,518
		362,463
	Environmental control - 0.1%
118,000	Waste Management, Inc. 7.375% 08/01/10	129,518
	Miscellaneous manufacturing - 0.0%
66,000	General Electric Co. 5.000% 02/01/13	66,608
	Transportation - 0.5%
107,000	Burlington Northern Santa Fe Corp. 6.750% 07/15/11	116,886
95,000	Canadian National Railway Co. 6.900% 07/15/28	112,564
325,000	CSX Corp. 6.750% 03/15/11	352,440
225,000	Union Pacific Corp. 3.875% 02/15/09	218,765
		800,655
	Technology - 0.2%
	Computers - 0.2%
212,000	Hewlett-Packard Co. 5.750% 12/15/06	214,993
	International Business Machines Corp.
104,000	4.875% 10/01/06	104,426
33,000	5.875% 11/29/32	35,121
		354,540
	Utilities - 0.8%
	Electric - 0.7%
225,000	CenterPoint Energy Houston Electric LLC 5.750% 01/15/14	235,096
	Consolidated Edison Co. of New York
108,000	4.700% 06/15/09	108,372
108,000	6.625% 12/15/05	108,476
225,000	Exelon Generation Co. 6.950% 06/15/11	244,219
113,000	NiSource Finance Corp. 5.400% 07/15/14	113,949
18,000	NY State Electric & Gas Corp. 5.750% 05/01/23	18,626
57,000	Public Service Electric & Gas Co. 4.000% 11/01/08	55,818
275,000	Scottish Power PLC 4.910% 03/15/10	274,387

See Accompanying Notes to Financial Statements.

37

Columbia Asset Allocation Fund II

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Electric - (continued)
93,000	Virginia Electric & Power Co. 5.375% 02/01/07	93,826
		1,252,769
	Gas - 0.1%
150,000	Sempra Energy 4.750% 05/15/09	149,033
	Total corporate fixed-income bonds & notes (Cost of $17,552,204)	17,691,264
	Government agencies & obligations - 7.1%
	Foreign government obligations - 0.7%
325,000	Province of Ontario 3.500% 09/17/07	319,218
169,000	Province of Quebec 7.500% 09/15/29	225,291
	Republic of Italy
123,000	2.750% 12/15/06	120,967
302,000	3.750% 12/14/07	297,425
191,000	United Mexican States 7.500% 04/08/33	220,891
		1,183,792
	U.S. Government agencies & obligations - 6.4%
500,000	Federal Home Loan Mortgage Corp., TBA, 5.000% 10/18/20(e)	498,594
1,342,000	Federal National Mortgage Association 4.375% 07/17/13	1,297,307
5,595,000	U.S. Treasury Bond 6.250% 08/15/23	6,690,176
1,650,291	U.S. Treasury Inflation Index Notes 3.875% 01/15/09	1,790,309
1,075,000	U.S. Treasury Note 4.250% 11/15/13	1,070,339
		11,346,725
	Total government agencies & obligations (Cost of $12,399,856)	12,530,517
	Collateralized mortgage obligations - 4.4%
	Collateralized mortgage obligations - 4.3%
	Countrywide Alternative Loan Trust
1,491,585	5.250% 03/25/35	1,472,702
1,293,033	5.250% 08/25/35	1,296,330
1,900,000	5.500% 10/25/35	1,916,036

Par ($)		Value ($)
	Collateralized mortgage obligations - (continued)
1,400,000	Washington Mutual Mortgage Securities Corp. 5.500% 10/25/35	1,403,780
1,490,206	Wells Fargo Alternative Loan Trust 5.500% 02/25/35	1,487,493
		7,576,341
	Commercial mortgage-backed securities - 0.1%
5,423,659	Merrill Lynch Mortgage Investors, Inc. 0.887% 12/15/30(b)	195,849
	Total collateralized mortgage obligations (Cost of $7,856,705)	7,772,190
	Asset-backed securities - 2.8%
125,252	American Express Credit Account Master Trust 1.690% 01/15/09	122,937
	AmeriCredit Automobile Receivables Trust
460,000	2.070% 08/06/08	453,749
225,754	5.370% 06/12/08	225,808
209,150	Bank One Auto Securitization Trust 1.820% 09/20/07	207,851
621,000	Citibank Credit Card Issuance Trust 2.500% 04/07/08	615,647
500,000	Citibank Credit Card Master Trust I 6.100% 05/15/08	505,405
24,950	First Plus Home Loan Trust 7.720% 05/10/24	25,011
253,286	Ford Credit Auto Owner Trust 2.700% 06/15/07	252,121
676,000	Honda Auto Receivables Owner Trust 3.060% 10/21/09	660,270
833,937	Long Beach Mortgage Loan Trust 3.910% 04/25/35(b)	834,120
318,000	Nissan Auto Receivables Owner Trust 2.700% 12/17/07	314,241
780,642	Volkswagen Auto Loan Enhanced Trust 2.270% 10/22/07	773,694
	Total asset-backed securities (Cost of $4,990,959)	4,990,854

See Accompanying Notes to Financial Statements.

38

Columbia Asset Allocation Fund II

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Units		Value ($)
	Warrants - 0.0%
	Materials - 0.0%
	Chemicals - 0.0%
195	Solutia, Inc.(a)(c)(f)(g)	-
	Total warrants (Cost of $-)	-
Par ($)
	Short-term obligation - 0.2%
448,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.700%, collateralized by a U.S. Government Obligation maturing 11/15/13, market value of $457,050 (repurchase proceeds $448,138)	448,000
	Total short-term obligation (Cost of $448,000)	448,000
Total investments (Cost of $153,663,240)(h)	100.1%	176,049,602
Other assets & liabilities, net	(0.1)%	(257,549)
Net assets	100.0%	175,792,053

Notes to Investment Portfolio:

(a) Non-income producing security.

(b) The interest rate shown on floating rate or variable rate securities reflects the rate as of September 30, 2005.

(c) Denotes a restricted security, which is subject to registration with the SEC or is required to be exempted from such registration prior to resale. At September 30, 2005, the value of these securities amounted to $193,582, which represents 0.1% of net assets.

Security	Acquisition Date	Par/Units	Cost	Value
Vendee Mortgage Trust:
0.304% 03/15/29	09/24/98-
	06/23/03	$12,562,869	$152,932	$99,486
0.446% 09/15/27	02/26/98- 04/01/03	8,908,699	208,566	94,096
Solutia, Inc.	07/09/02	195	-	-
				$193,582

(d) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which are not illiquid, amounted to $799,193, which represents 0.5% of net assets.

(e) Security purchased on a delayed delivery basis.

(f) Rounds to less than $1.

(g) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(h) Cost for federal income tax purposes is $153,663,240.

At September 30, 2005, the asset allocation of the Fund was as follows:

Asset Allocation	% of Net Assets
Common stocks	63.6%
Mortgage-backed securities	11.9
Corporate fixed-income bonds & notes	10.1
Government agencies & obligations	7.1
Collateralized mortgage obligations	4.4
Asset-backed securities	2.8
Warrants	0.0
Short-term obligation	0.2
Other assets & liabilities, net	(0.1)
100.0%

Acronym	Name
ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

TBA	To Be Announced

See Accompanying Notes to Financial Statements.

39

Columbia Large Cap Value Fund

Investment Portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 98.9%
	Consumer discretionary - 8.0%
	Auto components - 0.6%
348,600	Johnson Controls, Inc.	21,630,630
	Hotels, restaurants & leisure - 2.2%
348,249	Carnival Corp.	17,405,485
131,858	Harrah's Entertainment, Inc.	8,595,823
613,119	McDonald's Corp.	20,533,355
609,500	Starwood Hotels & Resorts Worldwide, Inc.	34,845,115
		81,379,778
	Media - 1.3%
1,995,600	News Corp., Class A	31,111,404
238,234	Viacom, Inc., Class A	7,914,134
253,900	Viacom, Inc., Class B	8,381,239
		47,406,777
	Multiline retail - 2.4%
542,507	Federated Department Stores, Inc.	36,277,443
1,027,690	J.C. Penney Co., Inc.	48,733,060
		85,010,503
	Specialty retail - 1.5%
739,000	Office Depot, Inc.(a)	21,948,300
163,072	Sherwin-Williams Co.	7,186,583
1,251,200	Staples, Inc.	26,675,584
		55,810,467
	Consumer staples - 6.8%
	Beverages - 2.5%
824,798	Diageo PLC, ADR	47,846,532
728,975	PepsiCo, Inc.	41,340,172
		89,186,704
	Food products - 1.0%
902,400	Cadbury Schweppes PLC, ADR	36,754,752
	Household products - 0.9%
581,864	Kimberly-Clark Corp.	34,638,364
	Tobacco - 2.4%
1,160,877	Altria Group, Inc.	85,568,244
	Energy - 16.4%
	Energy equipment & services - 3.1%
702,749	Halliburton Co.	48,152,361
221,019	Nabors Industries Ltd.(a)	15,875,795
284,900	National-Oilwell Varco, Inc.(a)	18,746,420
353,840	Schlumberger Ltd.	29,857,019
		112,631,595
	Oil, gas & consumable fuels - 13.3%
550,561	BP PLC, ADR	39,007,247
799,544	ChevronTexaco Corp.	51,754,483

Shares		Value ($)
	Oil, gas & consumable fuels - (continued)
697,380	ConocoPhillips	48,753,836
353,600	EOG Resources, Inc.	26,484,640
2,665,028	Exxon Mobil Corp.	169,335,879
474,745	Marathon Oil Corp.	32,724,173
287,100	Murphy Oil Corp.	14,317,677
527,900	Occidental Petroleum Corp.	45,098,497
2,072,800	Williams Companies, Inc.	51,923,640
		479,400,072
	Financials - 31.9%
	Capital markets - 6.4%
1,454,783	Bank of New York Co., Inc.	42,785,168
4,994	Franklin Resources, Inc.	419,296
303,681	Goldman Sachs Group, Inc.	36,921,536
162,400	Lehman Brothers Holdings, Inc.	18,916,352
1,419,586	Merrill Lynch & Co., Inc.	87,091,601
502,789	Morgan Stanley	27,120,439
469,300	Nuveen Investments, Class A	18,485,727
		231,740,119
	Commercial banks - 10.4%
923,703	Marshall & Ilsley Corp.	40,190,317
1,523,428	North Fork Bancorporation, Inc.	38,847,414
634,679	PNC Financial Services Group, Inc.	36,824,076
213,300	SunTrust Banks, Inc.	14,813,685
2,593,282	U.S. Bancorp	72,819,359
281,900	UnionBanCal Corp.	19,654,068
1,534,007	Wachovia Corp.	73,003,393
1,378,607	Wells Fargo & Co.	80,745,012
		376,897,324
	Diversified financial services - 3.7%
203,500	CIT Group, Inc.	9,194,130
1,989,510	Citigroup, Inc.	90,562,495
1,034,510	JPMorgan Chase & Co.	35,100,924
		134,857,549
	Insurance - 7.5%
783,200	Ace Ltd.	36,865,224
666,901	Allstate Corp.	36,872,956
387,773	Ambac Financial Group, Inc.	27,942,922
258,147	American International Group, Inc.	15,994,788
1,202,100	Genworth Financial, Inc., Class A	38,755,704
484,160	Hartford Financial Services Group, Inc.	37,362,627
836,371	St. Paul Travelers Companies, Inc.	37,527,967
915,500	UnumProvident Corp.	18,767,750
287,917	XL Capital Ltd., Class A	19,586,994
		269,676,932

See Accompanying Notes to Financial Statements.

40

Columbia Large Cap Value Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Real estate - 2.8%
717,538	Archstone-Smith Trust, REIT	28,608,240
494,595	Equity Office Properties Trust, REIT	16,178,203
1,587,700	Host Marriott Corp., REIT	26,832,130
326,600	Kimco Realty Corp., REIT	10,261,772
446,900	ProLogis, REIT	19,802,139
		101,682,484
	Thrifts & mortgage finance - 1.1%
684,700	Golden West Financial Corp.	40,664,333
	Health care - 6.9%
	Health care equipment & supplies - 1.1%
828,300	Baxter International, Inc.	33,024,321
214,170	Hospira, Inc.(a)	8,774,545
		41,798,866
	Health care providers & services - 1.6%
330,598	Aetna, Inc.	28,477,712
236,386	CIGNA Corp.	27,860,454
		56,338,166
	Pharmaceuticals - 4.2%
341,600	Abbott Laboratories	14,483,840
772,200	AstraZeneca PLC, ADR	36,370,620
201,380	GlaxoSmithKline PLC, ADR	10,326,766
784,710	Novartis AG, ADR	40,020,210
2,017,838	Pfizer, Inc.	50,385,415
		151,586,851
	Industrials - 10.7%
	Aerospace & defense - 4.2%
245,063	General Dynamics Corp.	29,297,282
830,800	Goodrich Corp.	36,837,672
900,159	Honeywell International, Inc.	33,755,962
978,180	United Technologies Corp.	50,708,851
		150,599,767
	Building products - 0.7%
520,900	American Standard Companies, Inc.	24,247,895
	Commercial services & supplies - 0.5%
657,088	Waste Management, Inc.	18,799,287
	Construction & engineering - 0.2%
108,200	Fluor Corp.	6,965,916
	Industrial conglomerates - 0.9%
953,416	General Electric Co.	32,101,517

Shares		Value ($)
	Machinery - 2.6%
685,700	Caterpillar, Inc.	40,284,875
364,725	Eaton Corp.	23,178,274
819,000	Ingersoll-Rand Co., Ltd., Class A	31,310,370
		94,773,519
	Road & rail - 1.6%
502,900	Burlington Northern Santa Fe Corp.	30,073,420
391,200	Union Pacific Corp.	28,049,040
		58,122,460
	Information technology - 4.9%
	Communications equipment - 0.5%
813,300	Motorola, Inc.	17,965,797
	Computers & peripherals - 2.5%
301,400	Dell, Inc.(a)	10,307,880
1,599,480	Hewlett-Packard Co.	46,704,816
432,080	International Business Machines Corp.	34,661,457
		91,674,153
	Electronic equipment & instruments - 0.7%
801,400	Agilent Technologies, Inc.(a)	26,245,850
	Semiconductors & semiconductor equipment - 1.2%
1,006,000	Fairchild Semiconductor International, Inc.(a)	14,949,160
425,924	Intel Corp.	10,499,027
2,144,200	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	17,625,324
		43,073,511
	Materials - 3.2%
	Chemicals - 2.1%
185,417	Ashland, Inc.	10,242,435
748,200	Dow Chemical Co.	31,177,494
225,933	PPG Industries, Inc.	13,372,974
537,100	Rohm and Haas Co.	22,090,923
		76,883,826
	Metals & mining - 1.1%
269,700	Freeport-McMoRan Copper & Gold, Inc., Class B	13,104,723
429,200	Nucor Corp.	25,318,508
		38,423,231

See Accompanying Notes to Financial Statements.

41

Columbia Large Cap Value Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Telecommunication services - 3.2%
	Diversified telecommunication services - 3.2%
1,049,469	BellSouth Corp.	27,601,035
1,775,151	SBC Communications, Inc.	42,550,370
1,452,202	Verizon Communications, Inc.	47,472,483
		117,623,888
	Utilities - 6.9%
	Electric utilities - 4.0%
798,800	Edison International	37,767,264
602,393	Entergy Corp.	44,769,848
1,114,701	Exelon Corp.	59,569,621
		142,106,733
	Independent power producers & energy traders - 1.3%
1,639,810	Duke Energy Corp.	47,833,258
	Multi-utilities - 1.6%
251,028	Dominion Resources, Inc.	21,623,552
933,543	PG&E Corp.	36,641,563
		58,265,115
	Total common stocks (Cost of $3,021,153,457)	3,580,366,233
	Convertible preferred stock - 0.1%
	Financials - 0.1%
	Insurance - 0.1%
136,100	Genworth Financial, Inc.	4,885,990
	Total convertible preferred stock (Cost of $3,554,472)	4,885,990
Par ($)
	Short-term obligation - 0.4%
14,294,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.700%, collateralized by a U.S. Government Obligation maturing 12/27/05, market value of $14,582,000 (repurchase proceeds $14,298,407)	14,294,000
	Total short-term obligation (Cost of $14,294,000)	14,294,000

		Value ($)
Total investments (Cost of $3,039,001,929)(b)	99.4%	3,599,546,223
Other assets & liabilities, net	0.6%	21,806,041
Net assets	100.0%	3,621,352,264

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $3,039,001,929.

At September 30, 2005, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	32.0%
Energy	16.4
Industrials	10.7
Consumer discretionary	8.0
Health care	6.9
Utilities	6.9
Consumer staples	6.8
Information technology	4.9
Telecommunication services	3.2
Materials	3.2
Short-term obligation	0.4
Other assets & liabilities, net	0.6
100.0%

Acronym	Name
ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

42

Columbia Mid Cap Value Fund

Investment Portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 98.0%
	Consumer discretionary - 9.5%
	Auto components - 1.4%
235,100	BorgWarner, Inc.	13,273,746
322,200	Johnson Controls, Inc.	19,992,510
		33,266,256
	Hotels, restaurants & leisure - 2.1%
313,350	Brinker International, Inc.	11,769,426
171,900	Harrah's Entertainment, Inc.	11,206,161
271,400	Outback Steakhouse, Inc.	9,933,240
311,700	Starwood Hotels & Resorts Worldwide, Inc.(a)	17,819,889
		50,728,716
	Media - 0.8%
524,500	Dow Jones & Co., Inc.	20,030,655
	Multiline retail - 2.8%
864,500	Dollar General Corp.	15,854,930
396,755	Federated Department Stores, Inc.	26,531,007
498,200	J.C. Penney Co., Inc.	23,624,644
		66,010,581
	Specialty retail - 2.4%
193,500	Linens 'N Things, Inc.(a)	5,166,450
488,700	Office Depot, Inc.(a)	14,514,390
373,200	Sherwin-Williams Co.	16,446,924
1,000,900	TJX Companies, Inc.	20,498,432
		56,626,196
	Consumer staples - 4.6%
	Beverages - 0.9%
766,200	Pepsi Bottling Group, Inc.	21,875,010
	Food & staples retailing - 1.8%
989,400	Kroger Co.(a)	20,371,746
707,700	SUPERVALU, Inc.	22,023,624
		42,395,370
	Food products - 1.5%
697,400	Dean Foods Co.(a)	27,100,964
528,600	Tyson Foods, Inc., Class A	9,541,230
		36,642,194
	Tobacco - 0.4%
226,200	UST, Inc.	9,468,732
	Energy - 10.0%
	Energy equipment & services - 4.4%
360,408	National-Oilwell Varco, Inc.(a)	23,714,846
334,600	Noble Corp.	22,906,716
308,700	Technip SA, ADR	18,352,215
346,900	Transocean, Inc.(a)	21,268,439
280,800	Weatherford International Ltd.(a)	19,279,728
		105,521,944

Shares		Value ($)
	Oil, gas & consumable fuels - 5.6%
137,100	Amerada Hess Corp.	18,851,250
210,300	EOG Resources, Inc.	15,751,470
145,701	Marathon Oil Corp.	10,043,170
164,200	Murphy Oil Corp.	8,188,654
36,400	Occidental Petroleum Corp.	3,109,652
258,800	Peabody Energy Corp.	21,829,780
1,124,100	Williams Companies, Inc.	28,158,705
652,821	XTO Energy, Inc.	29,585,848
		135,518,529
	Financials - 23.6%
	Capital markets - 1.5%
229,800	Bear Stearns Companies, Inc.	25,220,550
95,100	Lehman Brothers Holdings, Inc.	11,077,248
		36,297,798
	Commercial banks - 6.9%
246,100	Bank of Hawaii Corp.	12,113,042
341,300	City National Corp.	23,921,717
500,950	Cullen/Frost Bankers, Inc.	24,716,873
654,400	Marshall & Ilsley Corp.	28,472,944
345,600	Mercantile Bankshares Corp.	18,620,928
781,223	North Fork Bancorporation, Inc.	19,921,186
282,000	UnionBanCal Corp.	19,661,040
263,150	Zions Bancorporation	18,738,912
		166,166,642
	Diversified financial services - 0.9%
460,300	CIT Group, Inc.	20,796,354
	Insurance - 6.6%
515,300	Ace Ltd.	24,255,171
334,450	Ambac Financial Group, Inc.	24,100,467
535,000	Endurance Specialty Holdings Ltd.	18,248,850
441,900	Genworth Financial, Inc., Class A	14,246,856
154,500	Hartford Financial Services Group, Inc.	11,922,765
407,800	Lincoln National Corp.	21,213,756
273,000	Loews Corp.	25,227,930
723,950	Old Republic International Corp.	19,307,746
		158,523,541
	Real estate - 4.4%
430,700	Archstone-Smith Trust, REIT	17,172,009
221,100	Boston Properties, Inc., REIT	15,675,990
599,400	Equity Office Properties Trust, REIT	19,606,374
1,558,600	Host Marriott Corp., REIT	26,340,340
606,800	ProLogis, REIT	26,887,308
		105,682,021

See Accompanying Notes to Financial Statements.

43

Columbia Mid Cap Value Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Thrifts & mortgage finance - 3.3%
409,700	Golden West Financial Corp.	24,332,083
646,300	PMI Group, Inc.	25,767,981
1,341,800	Sovereign Bancorp, Inc.	29,573,272
		79,673,336
	Health care - 5.0%
	Health care equipment & supplies - 1.7%
294,600	Hospira, Inc.(a)	12,069,762
445,900	Millipore Corp.(a)	28,042,651
		40,112,413
	Health care providers & services - 2.1%
173,100	CIGNA Corp.	20,401,566
431,300	Community Health Systems, Inc.(a)	16,738,753
287,100	Triad Hospitals, Inc.(a)	12,997,017
		50,137,336
	Pharmaceuticals - 1.2%
509,500	IVAX Corp.(a)	13,430,420
419,100	Shire Pharmaceuticals Group PLC, ADR	15,502,509
		28,932,929
	Industrials - 13.6%
	Aerospace & defense - 1.6%
534,200	Goodrich Corp.	23,686,428
271,125	Northrop Grumman Corp.	14,735,644
		38,422,072
	Building products - 0.6%
322,500	American Standard Companies, Inc.	15,012,375
	Commercial services & supplies - 2.0%
300,700	Avery Dennison Corp.	15,753,673
284,200	Manpower, Inc.	12,615,638
452,400	Pitney Bowes, Inc.	18,883,176
		47,252,487
	Construction & engineering - 1.5%
214,800	Fluor Corp.	13,828,824
318,400	Jacobs Engineering Group, Inc.(a)	21,460,160
		35,288,984
	Electrical equipment - 0.7%
229,900	Cooper Industries Ltd., Class A	15,895,286
	Industrial conglomerates - 0.5%
174,400	Textron, Inc.	12,507,968

Shares		Value ($)
	Machinery - 4.5%
652,600	AGCO Corp.(a)	11,877,320
449,700	Dover Corp.	18,343,263
285,400	Eaton Corp.	18,137,170
51,300	Harsco Corp.	3,363,741
563,200	Ingersoll-Rand Co., Ltd., Class A	21,531,136
344,300	Kennametal, Inc.	16,884,472
289,500	Parker Hannifin Corp.	18,617,745
		108,754,847
	Road & rail - 1.6%
233,900	Burlington Northern Santa Fe Corp.	13,987,220
609,900	Norfolk Southern Corp.	24,737,544
		38,724,764
	Trading companies & distributors - 0.6%
702,100	United Rentals, Inc.(a)	13,838,391
	Information technology - 8.1%
	Communications equipment - 0.5%
1,062,400	Andrew Corp.(a)	11,845,760
	Computers & peripherals - 0.0%
105,800	Seagate Technology, Inc., Escrow Shares(b)	1,058
	Electronic equipment & instruments - 5.1%
601,500	Agilent Technologies, Inc.(a)	19,699,125
778,600	Arrow Electronics, Inc.(a)	24,416,896
414,888	AVX Corp.	5,285,673
1,085,600	Flextronics International Ltd.(a)	13,949,960
858,900	Ingram Micro, Inc., Class A(a)	15,924,006
334,500	Littelfuse, Inc.(a)	9,409,485
388,000	Mettler-Toledo International, Inc.(a)	19,780,240
548,350	Tektronix, Inc.	13,834,871
		122,300,256
	Semiconductors & semiconductor equipment - 1.5%
605,500	ATI Technologies, Inc.(a)	8,440,670
154,700	Cypress Semiconductor Corp.(a)	2,328,235
559,400	Fairchild Semiconductor International, Inc.(a)	8,312,684
74,400	KLA-Tencor Corp.	3,627,744
80,800	Lam Research Corp.(a)	2,461,976
442,400	MEMC Electronic Materials, Inc.(a)	10,082,296
		35,253,605

See Accompanying Notes to Financial Statements.

44

Columbia Mid Cap Value Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Software - 1.0%
360,400	Activision, Inc.(a)	7,370,180
464,300	Cadence Design Systems, Inc.(a)	7,503,088
112,500	Electronic Arts, Inc.(a)	6,400,125
196,100	Synopsys, Inc.(a)	3,706,290
		24,979,683
	Materials - 10.1%
	Chemicals - 5.3%
323,900	Air Products & Chemicals, Inc.	17,859,846
283,000	Ashland, Inc.	15,632,920
668,700	Celanese Corp., Series A	11,535,075
206,600	Eastman Chemical Co.	9,704,002
309,900	Engelhard Corp.	8,649,309
446,900	Lubrizol Corp.	19,364,177
99,600	Lyondell Chemical Co.	2,850,552
836,700	Nalco Holding Co.(a)	14,115,129
183,400	PPG Industries, Inc.	10,855,446
423,200	Rohm and Haas Co.	17,406,216
		127,972,672
	Construction materials - 1.1%
330,500	Martin Marietta Materials, Inc.	25,931,030
	Containers & packaging - 1.3%
707,700	Bemis Co., Inc.	17,480,190
788,100	Crown Holdings, Inc.(a)	12,562,314
		30,042,504
	Metals & mining - 1.5%
322,700	Freeport-McMoRan Copper & Gold, Inc., Class B	15,679,993
346,100	Nucor Corp.	20,416,439
		36,096,432
	Paper & forest products - 0.9%
669,500	Georgia-Pacific Corp.	22,803,170
	Telecommunication services - 1.2%
	Wireless telecommunication services - 1.2%
357,800	Telephone & Data Systems, Inc.	13,954,200
408,100	Telephone & Data Systems, Inc., Special Shares	15,324,155
		29,278,355
	Utilities - 12.3%
	Electric utilities - 6.7%
2	ALLETE, Inc.	91
60,700	Consolidated Edison, Inc.	2,946,985
99,100	DTE Energy Co.	4,544,726
771,900	Edison International	36,495,432
324,800	Entergy Corp.	24,139,136
511,300	Exelon Corp.	27,323,872
303,300	FPL Group, Inc.	14,437,080
452,900	Hawaiian Electric Industries, Inc.	12,626,852

Shares		Value ($)
	Electric utilities - (continued)
662,600	PPL Corp.	21,421,858
989,200	Reliant Energy, Inc.(a)	15,273,248
		159,209,280
	Gas utilities - 0.5%
341,100	AGL Resources, Inc.	12,658,221
	Independent power producers & energy traders - 1.9%
810,400	AES Corp.(a)	13,314,872
526,700	Constellation Energy Group, Inc.	32,444,720
		45,759,592
	Multi-utilities - 3.2%
541,200	Energy East Corp.	13,632,828
127,800	NSTAR	3,695,976
853,100	PG&E Corp.	33,484,175
113,200	Public Service Enterprise Group, Inc.	7,285,552
406,800	Sempra Energy	19,144,008
		77,242,539
	Total common stocks (Cost of $1,801,810,855)	2,351,477,884
	Convertible preferred stocks - 0.2%
	Basic materials - 0.1%
	Chemicals - 0.1%
93,100	Celanese Corp.	2,457,840
	Financials - 0.1%
	Insurance - 0.1%
41,600	Hartford Financial Services Group, Inc.	2,918,240
	Total convertible preferred stocks (Cost of $4,465,275)	5,376,080
Par ($)
	Convertible bond - 0.4%
	Communications - 0.4%
	Telecommunication services - 0.4%
8,670,546	Lucent Technologies, Inc., 2.700% 06/15/25	10,457,806
	Total convertible bond (Cost of $9,891,068)	10,457,806

See Accompanying Notes to Financial Statements.

45

Columbia Mid Cap Value Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Short-term obligation - 1.1%
25,402,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.700%, collateralized by a U.S. Government Obligation maturing 12/27/05, market value of $25,914,750 (repurchase proceeds $25,409,832)	25,402,000
	Total short-term obligation (Cost of $25,402,000)	25,402,000
Total investments (Cost of $1,841,569,198)(c)	99.7%	2,392,713,770
Other assets & liabilities, net	0.3%	8,280,566
Net assets	100.0%	2,400,994,336

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)  Cost for federal income tax purposes is $1,841,569,198.

At September 30, 2005, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	23.7%
Industrials	13.6
Utilities	12.3
Materials	10.2
Energy	10.0
Consumer discretionary	9.5
Information technology	8.1
Health care	5.0
Consumer staples	4.6
Telecommunication services	1.6
Short-term obligation	1.1
Other assets & liabilities, net	0.3
100.0%

Acronym	Name
ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

46

Columbia Small Cap Value Fund II

Investment Portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 95.9%
	Consumer discretionary - 12.7%
	Auto components - 3.2%
19,000	BorgWarner, Inc.	1,072,740
97,200	Commercial Vehicle Group, Inc.(a)	2,035,368
60,100	Keystone Automotive Industries, Inc.(a)	1,731,481
101,400	Tenneco Automotive, Inc.(a)	1,775,514
		6,615,103
	Diversified consumer services - 0.7%
40,600	Regis Corp.	1,535,492
	Hotels, restaurants & leisure - 2.2%
48,175	Carmike Cinemas, Inc.	1,105,135
242,000	La Quinta Corp.(a)	2,102,980
67,300	Marcus Corp.	1,348,692
		4,556,807
	Internet & catalog retail - 0.8%
91,400	Insight Enterprises, Inc.(a)	1,700,040
	Media - 1.6%
67,200	Emmis Communications Corp.(a)	1,484,448
49,100	Scholastic Corp.(a)	1,814,736
		3,299,184
	Specialty retail - 3.4%
80,600	AnnTaylor Stores Corp.(a)	2,139,930
64,100	Inter Parfums, Inc.	1,262,129
61,500	Lithia Motors, Inc., Class A	1,782,270
64,950	Stage Stores, Inc.	1,745,206
		6,929,535
	Textiles, apparel & luxury goods - 0.8%
51,000	Phillips-Van Heusen Corp.	1,582,020
	Consumer staples - 0.3%
	Food products - 0.3%
56,300	Del Monte Foods Co.(a)	604,099
	Energy - 6.1%
	Energy equipment & services - 3.7%
93,300	Dresser-Rand Group, Inc.(a)	2,297,979
186,700	Grey Wolf, Inc.(a)	1,573,881
126,400	Key Energy Services, Inc.(a)	1,864,400
49,400	Universal Compression Holdings, Inc.(a)	1,964,638
		7,700,898
	Oil, gas & consumable fuels - 2.4%
62,300	Encore Acquisition Co.(a)	2,420,355
77,500	W&T Offshore, Inc.	2,513,325
		4,933,680

Shares		Value ($)
	Financials - 27.0%
	Capital markets - 4.5%
31,000	Affiliated Managers Group, Inc.(a)	2,245,020
56,100	American Capital Strategies	2,056,626
136,499	Apollo Investment Corp.	2,702,680
57,400	GATX Corp.	2,270,170
		9,274,496
	Commercial banks - 8.5%
139,585	Cardinal Financial Corp.(a)	1,346,995
96,300	Colonial BancGroup, Inc.	2,157,120
56,300	Community Bank System, Inc.	1,272,380
150,736	First Niagara Financial Group, Inc.	2,176,628
49,400	First Republic Bank	1,740,362
106,600	First State Bancorporation	2,258,854
68,862	Fulton Financial Corp.	1,153,439
48,300	Independent Bank Corp.	1,467,354
59,400	Prosperity Bancshares, Inc.	1,796,850
117,920	Summit Bancshares, Inc.	2,166,190
		17,536,172
	Insurance - 3.6%
43,500	Delphi Financial Group, Inc., Class A	2,035,800
64,400	NYMAGIC, Inc.	1,566,852
73,500	Platinum Underwriters Holdings Ltd.	2,196,915
25,200	Zenith National Insurance Corp.	1,579,788
		7,379,355
	Real estate - 8.8%
95,300	BioMed Realty Trust, Inc., REIT	2,363,440
105,600	Education Realty Trust, Inc.	1,763,520
173,100	Equity Inns, Inc.	2,336,850
88,700	LTC Properties, Inc.	1,880,440
163,600	OMEGA Healthcare Investors, Inc.	2,277,312
31,300	Prentiss Properties Trust, REIT	1,270,780
27,300	SL Green Realty Corp., REIT	1,861,314
85,600	Tanger Factory Outlet Centers, Inc., REIT	2,380,536
92,100	U-Store-It Trust, REIT	1,866,867
		18,001,059
	Thrifts & mortgage finance - 1.6%
117,900	BankAtlantic Bancorp, Inc., Class A	2,003,121
85,900	Brookline Bancorp, Inc.	1,358,938
		3,362,059
	Health care - 4.3%
	Health care providers & services - 4.3%
112,200	AMN Healthcare Services, Inc.(a)	1,735,734
59,100	Apria Healthcare Group, Inc.(a)	1,885,881
65,600	PRA International(a)	1,988,336
257,014	Stewart Enterprises, Inc., Class A	1,704,003
62,100	Symbion, Inc.(a)	1,606,527
		8,920,481

See Accompanying Notes to Financial Statements.

47

Columbia Small Cap Value Fund II

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Industrials - 19.4%
	Aerospace & defense - 0.7%
82,500	AAR Corp.(a)	1,417,350
	Airlines - 1.4%
113,700	AirTran Holdings, Inc.(a)	1,439,442
52,500	Alaska Air Group, Inc.(a)	1,525,650
		2,965,092
	Building products - 0.5%
18,200	York International Corp.	1,020,474
	Commercial services & supplies - 4.3%
94,700	ABM Industries, Inc.	1,970,707
34,000	Banta Corp.	1,730,260
70,600	FTI Consulting, Inc.(a)	1,783,356
116,200	Steelcase, Inc., Class A	1,680,252
63,900	Watson Wyatt & Co. Holdings	1,722,105
		8,886,680
	Construction & engineering - 1.0%
50,000	URS Corp.(a)	2,019,500
	Machinery - 7.6%
65,000	AGCO Corp.(a)	1,183,000
43,900	Bucyrus International, Inc., Class A	2,156,807
35,300	Flowserve Corp.(a)	1,283,155
56,900	Gardner Denver, Inc.(a)	2,537,740
57,600	JLG Industries, Inc.	2,107,584
48,800	Kennametal, Inc.	2,393,152
47,900	Manitowoc Co., Inc.	2,406,975
53,541	Watts Water Technologies, Inc., Class A	1,544,658
		15,613,071
	Marine - 0.9%
81,200	Arlington Tankers	1,902,516
	Trading companies & distributors - 0.9%
92,500	United Rentals, Inc.(a)	1,823,175
	Transportation - 2.1%
59,300	Greenbrier Cos., Inc.	1,971,132
53,100	Laidlaw International, Inc.	1,283,427
92,200	U.S. Xpress Enterprises, Inc., Class A(a)	1,075,052
		4,329,611
	Information technology - 13.2%
	Communications equipment - 1.8%
94,400	EMS Technologies, Inc.(a)	1,545,328
156,600	Powerwave Technologies, Inc.(a)	2,034,234
		3,579,562

Shares		Value ($)
	Computers & peripherals - 2.1%
192,800	ActivCard Corp.(a)	834,824
89,900	Electronics for Imaging, Inc.(a)	2,062,306
50,500	Palm, Inc.(a)	1,430,665
		4,327,795
	Electronic equipment & instruments - 2.4%
215,600	Aeroflex, Inc.(a)	2,018,016
64,800	Coherent, Inc.(a)	1,897,344
64,700	Paxar Corp.(a)	1,090,195
		5,005,555
	IT services - 3.4%
44,200	MAXIMUS, Inc.	1,580,150
177,200	MPS Group, Inc.(a)	2,090,960
257,700	SonicWall, Inc.(a)	1,636,395
142,300	Sykes Enterprises, Inc.(a)	1,693,370
		7,000,875
	Semiconductors & semiconductor equipment - 2.0%
134,300	Cypress Semiconductor Corp.(a)	2,021,215
138,400	Fairchild Semiconductor International, Inc.(a)	2,056,624
		4,077,839
	Software - 1.5%
147,600	Lawson Software, Inc.(a)	1,024,344
246,200	TIBCO Software, Inc.(a)	2,058,232
		3,082,576
	Materials - 7.6%
	Chemicals - 3.2%
133,700	Chemtura Corp.	1,660,554
97,200	Olin Corp.	1,845,828
80,900	RPM International, Inc.	1,488,560
63,100	Westlake Chemical Corp.	1,708,748
		6,703,690
	Containers & packaging - 1.2%
149,500	Crown Holdings, Inc.(a)	2,383,030
	Metals & mining - 3.2%
30,241	Carpenter Technology Corp.	1,772,425
171,200	Earle M Jorgensen Co.(a)	1,631,536
175,600	GrafTech International Ltd.(a)	953,508
66,300	Steel Dynamics, Inc.	2,251,548
		6,609,017
	Telecommunication services - 1.1%
	Diversified telecommunication services - 0.7%
100,700	Fairpoint Communications, Inc.	1,473,241
	Wireless telecommunication services - 0.4%
143,800	Wireless Facilities, Inc.(a)	834,040

See Accompanying Notes to Financial Statements.

48

Columbia Small Cap Value Fund II

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Utilities - 4.2%
	Gas utilities - 2.1%
78,600	Atmos Energy Corp.	2,220,450
45,100	New Jersey Resources Corp.	2,073,698
		4,294,148
	Multi-utilities - 2.1%
138,500	CMS Energy Corp.(a)	2,278,325
36,200	WPS Resources Corp.	2,092,360
		4,370,685
	Total common stocks (Cost of $154,589,158)	197,650,002
	Investment company - 1.0%
10,550	Biotech HOLDERS Trust	2,012,096
	Total investment company (Cost of $1,063,029)	2,012,096
	Par ($)
	Short-term obligation - 3.4%
7,005,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.700%, collateralized by a U.S. Government Obligation maturing 08/03/15, market value of $7,146,803 (repurchase proceeds $7,007,160)	7,005,000
	Total short-term obligation (Cost of $7,005,000)	7,005,000
Total investments (Cost of $162,657,187)(b)	100.3%	206,667,098
Other assets & liabilities, net	(0.3)%	(580,416)
Net assets	100.0%	206,086,682

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $162,657,187.

At September 30, 2005, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	27.0%
Industrials	19.4
Information technology	13.2
Consumer discretionary	12.7
Materials	7.6
Energy	6.1
Health care	4.3
Utilities	4.2
Telecommunication services	1.1
Consumer staples	0.3
Investment company	1.0
Short-term obligation	3.4
Other assets & liabilities, net	(0.3)
100.0%

Acronym	Name
REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

49

Columbia Marsico Growth Fund

Investment Portfolio  September 30, 2005 (unaudited)

		Value ($)
	Investment company - 99.7%
	Investment in Columbia Funds Master Investment Trust, Columbia Marsico Growth Master Portfolio(a)	3,202,229,518
Total investments	99.7%	3,202,229,518
Other assets & liabilities, net	0.3%	8,694,436
Net assets	100.0%	3,210,923,954

Notes to Investment Portfolio:

(a) The financial statements of the Columbia Marsico Growth Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Columbia Marsico Growth Fund's financial statements.

At September 30, 2005, the Columbia Marsico Growth Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Health care	24.1%
Consumer discretionary	19.7
Industrials	15.0
Financials	12.6
Information technology	8.5
Energy	5.9
Consumer staples	4.8
Utilities	1.5
Investment company	4.5
Short-term obligation	4.9
Other assets & liabilities, net	(1.5)
100.0%

See Accompanying Notes to Financial Statements.

50

Columbia Large Cap Core Fund

Investment Portfolio  September 30, 2005 (unaudited)

		Value ($)
	Investment company - 100.2%
	Investment in Columbia Funds Master Investment Trust, Columbia Large Cap Core Master Portfolio(a)	1,562,258,365
Total investments	100.2%	1,562,258,365
Other assets & liabilities, net	(0.2)%	(3,071,998)
Net assets	100.0%	1,559,186,367

Notes to Investment Portfolio:

(a) The financial statements of the Columbia Large Cap Core Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Columbia Large Cap Core Fund's financial statements.

At September 30, 2005, the Columbia Large Cap Core Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Financials	19.7%
Information technology	15.3
Health care	13.1
Industrials	11.7
Consumer discretionary	10.7
Energy	9.8
Consumer staples	9.5
Utilities	3.6
Materials	3.2
Telecommunication services	3.1
Other assets & liabilities, net	0.3
100.0%

See Accompanying Notes to Financial Statements.

51

Columbia Marsico Focused Equities Fund

Investment Portfolio  September 30, 2005 (unaudited)

		Value ($)
	Investment company - 99.9%
	Investment in Columbia Funds Master Investment Trust, Columbia Marsico Focused Equities Master Portfolio(a)	3,415,084,436
Total investments	99.9%	3,415,084,436
Other assets & liabilities, net	0.1%	3,569,287
Net assets	100.0%	3,418,653,723

Notes to Investment Portfolio:

(a) The financial statements of the Columbia Marsico Focused Equities Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Columbia Marsico Focused Equities Fund's financial statements.

At September 30, 2005, the Columbia Marsico Focused Equities Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Health care	24.9%
Financials	18.3
Industrials	14.3
Consumer discretionary	13.8
Information technology	10.6
Consumer staples	6.2
Energy	5.7
Utilities	3.9
Investment company	2.2
Other assets & liabilities, net	0.1
100.0%

See Accompanying Notes to Financial Statements.

52

Columbia Marsico Mid Cap Growth Fund

Investment Portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 89.8%
	Consumer discretionary - 28.0%
	Hotels, restaurants & leisure - 15.4%
519,127	Cheesecake Factory, Inc.(a)	16,217,528
130,491	Kerzner International Ltd.(a)	7,248,775
311,521	Las Vegas Sands Corp.(a)	10,252,156
293,548	MGM Mirage(a)	12,848,596
4,076,000	Shangri-La Asia Ltd.	6,601,881
236,567	Station Casinos, Inc.	15,698,586
278,561	Wynn Resorts Ltd.(a)	12,577,029
		81,444,551
	Household durables - 2.0%
51,282	Harman International Industries, Inc.	5,244,610
120,164	Toll Brothers, Inc.(a)	5,367,726
		10,612,336
	Media - 2.2%
136,686	Getty Images, Inc.(a)	11,760,464
	Multiline retail - 1.0%
149,537	Nordstrom, Inc.	5,132,110
	Specialty retail - 4.6%
56,822	MarineMax, Inc.(a)	1,448,393
775,704	Urban Outfitters, Inc.(a)	22,805,697
		24,254,090
	Textiles, apparel & luxury goods - 2.8%
468,726	Coach, Inc.(a)	14,699,247
	Consumer staples - 1.6%
	Food products - 1.6%
213,146	Dean Foods Co.(a)	8,282,853
	Energy - 3.8%
	Oil, gas & consumable fuels - 3.8%
237,686	Peabody Energy Corp.	20,048,814
	Financials - 16.7%
	Capital markets - 4.5%
300,129	Crystal River Capital(b)(c)	7,503,225
370,825	Jefferies Group, Inc.	16,149,429
		23,652,654
	Commercial banks - 2.9%
850,425	UCBH Holdings, Inc.	15,579,786
	Diversified financial services - 4.8%
76,026	Chicago Mercantile Exchange	25,643,570

Shares		Value ($)
	Real estate - 4.5%
550,867	Government Properties Trust, Inc., REIT	5,398,496
455,337	KKR Financial Corp., REIT	10,126,695
50,636	Redwood Trust, Inc., REIT	2,461,416
89,526	St. Joe Co.	5,590,899
		23,577,506
	Health care - 19.0%
	Biotechnology - 3.4%
249,433	Genzyme Corp.(a)	17,869,380
	Health care equipment & supplies - 4.7%
39,344	Biosite, Inc.(a)	2,433,820
86,814	Cochlear Ltd.	2,598,224
203,387	Foxhollow Technologies, Inc.(a)	9,683,255
118,363	Kyphon, Inc.(a)	5,200,870
75,591	Zimmer Holdings, Inc.(a)	5,207,464
		25,123,633
	Health care providers & services - 6.4%
212,828	Humana, Inc.(a)	10,190,205
293,613	Pacificare Health Systems, Inc.(a)	23,424,445
		33,614,650
	Pharmaceuticals - 4.5%
680,639	Amylin Pharmaceuticals, Inc.(a)	23,679,431
	Industrials - 10.9%
	Aerospace & defense - 4.2%
66,819	Alliant Techsystems, Inc.(a)	4,988,038
298,904	Hexcel Corp.(a)	5,466,954
222,216	Precision Castparts Corp.	11,799,670
		22,254,662
	Air freight & logistics - 4.2%
384,763	Expeditors International of Washington, Inc.	21,846,843
	Machinery - 2.5%
263,231	Joy Global, Inc.	13,282,636
	Information technology - 9.8%
	Communications equipment - 3.9%
459,060	QUALCOMM, Inc.	20,542,935
	Internet software & services - 2.1%
35,698	Google, Inc., Class A(a)	11,296,989
	Semiconductors & semiconductor equipment - 1.7%
188,740	Broadcom Corp., Class A(a)	8,853,793

See Accompanying Notes to Financial Statements.

53

Columbia Marsico Mid Cap Growth Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Software - 2.1%
243,401	Autodesk, Inc.	11,303,543
	Total common stocks (Cost of $417,359,501)	474,356,476
	Convertible preferred stock - 1.4%
	Financials - 1.4%
	Diversified financial services - 1.4%
199,144	Merrill Lynch & Co., Inc. 6.750%	7,517,686
	Total convertible preferred stock (Cost of $6,780,853)	7,517,686
	Investment company - 4.5%
23,598,595	SSgA Prime Money Market Fund	23,598,595
	Total investment company (Cost of $23,598,595)	23,598,595
Total investments (Cost of $447,738,949)(d)	95.7%	505,472,757
Other assets & liabilities, net	4.3%	22,808,620
Net assets	100.0%	528,281,377

Notes to Investment Portfolio:

(a) Non-income producing security.

(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of this security, which is not illiquid, represents 1.4% of net assets.

(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d) Cost for federal income tax purposes is $447,738,949.

At September 30, 2005, the Fund held investments in the following sectors:

Sector	% of Net Assets
Consumer discretionary	28.0%
Health care	19.0
Financials	18.1
Industrials	10.9
Information technology	9.8
Energy	3.8
Consumer staples	1.6
Investment company	4.5
Other assets & liabilities, net	4.3
100.0%

Acronym	Name
REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

54

Columbia Marsico 21st Century Fund

Investment Portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 95.9%
	Consumer discretionary - 22.7%
	Hotels, restaurants & leisure - 15.0%
588,977	Cheesecake Factory, Inc.(a)	18,399,641
139,452	Kerzner International Ltd.(a)	7,746,559
464,122	Las Vegas Sands Corp.(a)	15,274,255
3,626,512	Shangri-La Asia Ltd.	5,873,847
367,149	Station Casinos, Inc.	24,364,008
452,773	Wynn Resorts Ltd.(a)	20,442,701
		92,101,011
	Household durables - 2.0%
61,921	Harman International Industries, Inc.	6,332,661
136,239	Toll Brothers, Inc.(a)	6,085,796
		12,418,457
	Media - 1.3%
96,747	Getty Images, Inc.(a)	8,324,112
	Specialty retail - 4.0%
835,398	Urban Outfitters, Inc.(a)	24,560,701
	Textiles, apparel & luxury goods - 0.4%
84,671	Volcom, Inc.(a)	2,371,634
	Consumer staples - 1.4%
	Food products - 1.4%
225,632	Dean Foods Co.(a)	8,768,059
	Energy - 3.0%
	Oil, gas & consumable fuels - 3.0%
214,494	Peabody Energy Corp.	18,092,569
	Financials - 24.0%
	Capital markets - 5.7%
233,425	Crystal River Capital(b)(c)	5,835,625
310,741	Jefferies Group, Inc.	13,532,771
187,170	UBS AG, Registered Shares	15,922,267
		35,290,663
	Commercial banks - 2.9%
957,852	UCBH Holdings, Inc.	17,547,849
	Diversified financial services - 5.0%
90,651	Chicago Mercantile Exchange	30,576,582
	Insurance - 1.9%
113,382	Progressive Corp.	11,879,032

Shares		Value ($)
	Real estate - 6.7%
1,087,015	Government Properties Trust, Inc., REIT	10,652,747
805,286	KKR Financial Corp., REIT	17,909,561
112,214	Redwood Trust, Inc., REIT	5,454,722
117,126	St. Joe Co.	7,314,519
		41,331,549
	Thrifts & mortgage finance - 1.8%
326,957	Countrywide Financial Corp.	10,783,042
	Health care - 19.5%
	Biotechnology - 8.8%
210,577	Amgen, Inc.(a)	16,776,670
179,662	Genentech, Inc.(a)	15,129,337
305,499	Genzyme Corp.(a)	21,885,948
		53,791,955
	Health care equipment & supplies - 0.9%
113,997	Foxhollow Technologies, Inc.(a)	5,427,397
	Health care providers & services - 3.5%
383,574	UnitedHealth Group, Inc.	21,556,859
	Pharmaceuticals - 6.3%
799,559	Amylin Pharmaceuticals, Inc.(a)	27,816,658
79,237	Roche Holding AG, Genusschein	11,015,678
		38,832,336
	Industrials - 13.5%
	Air freight & logistics - 5.1%
321,849	Expeditors International of Washington, Inc.	18,274,587
148,593	FedEx Corp.	12,946,908
		31,221,495
	Machinery - 4.1%
132,349	Bucyrus International, Inc., Class A	6,502,306
254,504	Caterpillar, Inc.	14,952,110
97,083	Freightcar America, Inc.	3,959,045
		25,413,461
	Road & rail - 4.3%
444,749	Burlington Northern Santa Fe Corp.	26,595,990
	Information technology - 11.8%
	Communications equipment - 7.5%
845,363	Motorola, Inc.	18,674,069
609,659	QUALCOMM, Inc.	27,282,240
		45,956,309
	Internet software & services - 3.3%
64,383	Google, Inc., Class A(a)	20,374,644

See Accompanying Notes to Financial Statements.

55

Columbia Marsico 21st Century Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Software - 1.0%
133,702	Autodesk, Inc.	6,209,121
	Total common stocks (Cost of $521,555,173)	589,424,827
	Investment company - 4.4%
27,126,554	SSgA Prime Money Market Fund	27,126,554
	Total investment company (Cost of $27,126,554)	27,126,554
Total investments (Cost of $548,681,727)(d)	100.3%	616,551,381
Other assets & liabilities, net	(0.3)%	(1,898,725)
Net assets	100.0%	614,652,656

Notes to Investment Portfolio:

(a) Non-income producing security.

(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of this security, which is not illiquid, represents 0.9% of net assets.

(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d) Cost for federal income tax purposes is $548,681,727.

At September 30, 2005, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	24.0%
Consumer discretionary	22.7
Health care	19.5
Industrials	13.5
Information technology	11.8
Energy	3.0
Consumer staples	1.4
Investment company	4.4
Other assets & liabilities, net	(0.3)
100.0%

Acronym	Name
REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

56

Columbia Small Cap Growth Fund II

Investment Portfolio  September 30, 2005 (unaudited)

		Value ($)
	Investment companies - 100.1%
	Investment in Columbia Funds Master Investment Trust, Columbia Small Cap Growth Master Portfolio(a)	486,004,334
Total investments	100.1%	486,004,334
Other assets & liabilities, net	(0.1)%	(655,806)
Net assets	100.0%	485,348,528

Notes to Investment Portfolio:

(a) The financial statements of the Columbia Small Cap Growth Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Columbia Small Cap Growth Fund II's financial statements.

At September 30, 2005, the Columbia Small Cap Growth Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Information technology	26.1%
Health care	18.6
Consumer discretionary	15.4
Industrials	12.4
Financials	9.8
Energy	7.0
Materials	3.6
Telecommunication services	1.7
Consumer staples	1.4
Utilities	1.0
Investment companies	3.1
Short-term obligation	1.5
Other assets & liabilities, net	(1.6)
100.0%

See Accompanying Notes to Financial Statements.

57

Statements of assets and liabilities  September 30, 2005 (unaudited)

	Convertible Securities Fund(a)($)	Asset Allocation Fund II(a)($)	Large Cap Value Fund(a)($)	Mid Cap Value Fund(a)($)	Small Cap Value Fund II(a)($)	Growth Fund(a)($)
Assets:
Unaffiliated investments, at identified cost	1,266,017,794	153,663,240	3,039,001,929	1,841,569,198	162,657,187	-
Affiliated investments, at identified cost	-	-	-	-	-	2,650,170,632
Total investments, at identified cost	1,266,017,794	153,663,240	3,039,001,929	1,841,569,198	162,657,187	2,650,170,632
Unaffiliated investments, at value	1,434,005,908	176,049,602	3,599,546,223	2,392,713,770	206,667,098	-
Affiliated investments, at value	-	-	-	-	-	3,202,229,518
Total investments, at value	1,434,005,908	176,049,602	3,599,546,223	2,392,713,770	206,667,098	3,202,229,518
Cash	-	297	618	852	682	-
Foreign currency (cost of $30,091)	-	-	-	-	-	-
Receivable for:
Investments sold	12,628,792	540,500	20,793,159	13,993,362	1,601,531	-
Capital stock sold	787,868	16,473	5,348,094	2,798,176	404,006	13,132,547
Interest	7,066,822	486,061	1,469	72,805	836	-
Dividends	621,141	138,970	6,636,320	3,256,212	266,639	-
Foreign tax reclaim	-	-	-	10,808	-	-
Expense reimbursement due from Investment Advisor	-	-	14	-	-	-
Deferred trustees' compensation plan	-	-	9,462	42,982	-	-
Other assets	-	-	57,326	971	6,305	95,600
Total assets	1,455,110,531	177,231,903	3,632,392,685	2,412,889,938	208,947,097	3,215,457,665
Liabilities:
Payable to custodian bank	3,928,466	-	-	-	-	-
Payable for:
Investments purchased on a delayed delivery basis	-	752,525	-	-	-	-
Investments purchased	2,048,909	223,069	-	2,425,336	2,367,541	-
Capital stock redeemed	3,253,400	-	6,850,110	7,157,089	171,518	3,208,663
Investment advisory fee	715,869	87,141	1,023,577	451,481	117,321	-
Administration fee	202,207	17,704	333,290	126,590	28,532	309,754
Transfer agent fee	171,952	12,839	111,834	36,044	7,459	26,100
Merger costs	-	-	42,672	46,411	-	-
Trustees' fees	77,205	74,768	122,238	28,574	30,061	131,038
Service and distribution fees	238,523	53,314	445,854	88,214	3,149	854,406
Custody fee	22,724	-	8,637	19	1,451	-
Chief compliance officer expenses and fees	2,697	985	3,124	1,531	1,009	3,750
Deferred trustees' fees	-	-	9,462	42,982	-	-
Other liabilities	127,230	217,505	2,089,623	1,491,331	132,374	-
Total liabilities	10,789,182	1,439,850	11,040,421	11,895,602	2,860,415	4,533,711
Net assets	1,444,321,349	175,792,053	3,621,352,264	2,400,994,336	206,086,682	3,210,923,954
Net assets consist of:
Paid-in capital	1,239,602,774	176,868,105	3,011,368,608	1,790,683,098	149,567,787	2,900,014,752
Undistributed (overdistributed) net investment income (loss)	(955,379)	(1,703,660)	2,584,154	2,041,267	584,902	(580,943)
Accumulated net realized gain (loss)	37,685,840	(21,758,754)	46,855,208	57,125,399	11,924,082	(240,568,741)
Unrealized appreciation (depreciation) on:
Investments	167,988,114	22,386,362	560,544,294	551,144,572	44,009,911	552,058,886
Foreign currency translations	-	-	-	-	-	-
Net assets	1,444,321,349	175,792,053	3,621,352,264	2,400,994,336	206,086,682	3,210,923,954
Class A:
Net assets	378,844,542	121,931,268	951,476,991	744,617,232	5,902,403	1,434,262,695
Shares outstanding	21,283,772	5,653,674	69,754,292	52,679,400	454,851	79,442,241
Net asset value per share(b)	17.80	21.57	13.64	14.13	12.98	18.05
Maximum sales charge	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share(c)	18.89	22.89	14.47	14.99	13.77	19.15
Class B:
Net assets	127,629,445	24,937,061	743,389,711	318,670,734	1,614,254	190,648,412
Shares outstanding	7,252,784	1,165,550	56,050,426	22,826,902	127,201	11,164,600
Net asset value and offering price per share(b)	17.60	21.40	13.26	13.96	12.69	17.08
Class C:
Net assets	62,547,199	2,404,525	101,755,109	75,209,917	764,925	509,945,946
Shares outstanding	3,517,017	112,479	7,670,751	5,372,033	60,332	29,821,901
Net asset value and offering price per share(b)	17.78	21.38	13.27	14.00	12.68	17.10
Class Z:
Net assets	875,300,163	26,519,199	1,824,730,453	1,262,496,453	197,805,100	1,076,066,901
Shares outstanding	49,179,578	1,231,368	133,642,244	89,185,627	15,133,530	58,782,185
Net asset value and offering price per share	17.80	21.54	13.65	14.16	13.07	18.31

	Large Cap Core Fund(a)($)	Focused Equities Fund(a)($)	Mid Cap Growth Fund(a)($)	21st Century Fund(a)($)	Small Cap Growth Fund II(a)($)
Assets:
Unaffiliated investments, at identified cost	-	-	447,738,949	548,681,727	-
Affiliated investments, at identified cost	1,433,691,361	2,534,906,677	-	-	382,864,185
Total investments, at identified cost	1,433,691,361	2,534,906,677	447,738,949	548,681,727	382,864,185
Unaffiliated investments, at value	-	-	505,472,757	616,551,381	-
Affiliated investments, at value	1,562,258,365	3,415,084,436	-	-	486,004,334
Total investments, at value	1,562,258,365	3,415,084,436	505,472,757	616,551,381	486,004,334
Cash	-	-	20,553,761	311,369	-
Foreign currency (cost of $30,091)	-	-	29,808	-	-
Receivable for:
Investments sold	-	-	5,054,026	5,594,736	-
Capital stock sold	1,772,828	9,057,191	1,059,871	4,491,429	-
Interest	-	-	66,503	75,525	294,954
Dividends	-	-	223,105	475,331	-
Foreign tax reclaim	-	-	-	9,113	-
Expense reimbursement due from Investment Advisor	-	-	-	-	-
Deferred trustees' compensation plan	-	-	-	-	-
Other assets	-	78,783	1,081	22,151	-
Total assets	1,564,031,193	3,424,220,410	532,460,912	627,531,035	486,299,288
Liabilities:
Payable to custodian bank	-	-	-	-	-
Payable for:
Investments purchased on a delayed delivery basis	-	-	-	-	-
Investments purchased	-	-	3,021,656	10,554,402	-
Capital stock redeemed	4,383,479	3,773,706	491,532	1,613,782	670,780
Investment advisory fee	-	-	275,582	354,322	-
Administration fee	153,971	330,416	97,513	105,055	48,586
Transfer agent fee	116,360	322,543	62,993	-	54,610
Merger costs	-	-	-	-	-
Trustees' fees	60,024	39,590	67,151	42,195	38,507
Service and distribution fees	82,359	1,096,682	22,421	173,148	43,577
Custody fee	-	-	8,749	325	-
Chief compliance officer expenses and fees	2,741	3,750	1,391	1,350	1,403
Deferred trustees' fees	-	-	-	-	-
Other liabilities	45,892	-	130,547	33,800	93,297
Total liabilities	4,844,826	5,566,687	4,179,535	12,878,379	950,760
Net assets	1,559,186,367	3,418,653,723	528,281,377	614,652,656	485,348,528
Net assets consist of:
Paid-in capital	1,557,719,295	3,042,142,570	577,644,303	558,985,879	331,194,128
Undistributed (overdistributed) net investment income (loss)	11,981,805	(3,806,388)	(354,582)	(431,299)	(1,813,436)
Accumulated net realized gain (loss)	(139,081,737)	(499,860,218)	(106,741,893)	(11,770,790)	52,827,687
Unrealized appreciation (depreciation) on:
Investments	128,567,004	880,177,759	57,733,808	67,869,654	103,140,149
Foreign currency translations	-	-	(259)	(788)	-
Net assets	1,559,186,367	3,418,653,723	528,281,377	614,652,656	485,348,528
Class A:
Net assets	204,384,717	1,610,998,076	28,724,182	325,091,930	135,407,561
Shares outstanding	16,145,734	83,152,249	2,252,031	28,484,960	8,118,449
Net asset value per share(b)	12.66	19.37	12.75	11.41	16.68
Maximum sales charge	5.75%	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share(c)	13.43	20.55	13.53	12.11	17.70
Class B:
Net assets	33,950,717	512,029,925	15,616,232	69,973,295	15,689,407
Shares outstanding	2,774,088	27,904,709	1,395,145	6,388,230	1,005,894
Net asset value and offering price per share(b)	12.24	18.35	11.19	10.95	15.60
Class C:
Net assets	14,748,225	439,820,256	1,830,263	71,217,751	3,517,090
Shares outstanding	1,205,328	23,898,725	162,539	6,503,238	222,411
Net asset value and offering price per share(b)	12.24	18.40	11.26	10.95	15.81
Class Z:
Net assets	1,306,102,708	855,805,466	482,110,700	148,369,680	330,734,470
Shares outstanding	102,775,551	43,513,658	36,115,252	12,818,082	19,354,767
Net asset value and offering price per share	12.71	19.67	13.35	11.58	17.09

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(c) On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

58

Statements of assets and liabilities (continued)  September 30, 2005 (unaudited)

See Accompanying Notes to Financial Statements.

59

Statements of operations

For the Six Months Ended September 30, 2005 (unaudited)

	Convertible Securities Fund(a)($)	Asset Allocation Fund II(a)($)	Large Cap Value Fund(a)($)	Mid Cap Value Fund(a)($)	Small Cap Value Fund II(a)($)	Growth Fund(a)($)
Net investment income Income:
Dividends	7,759,640	887,812	21,613,726	6,534,977	1,505,064	-
Dividends from affiliates	411,248	114,919	222,591	111,036	39,251	-
Interest	17,103,164	1,152,219	261,064	229,808	73,500	-
Securities lending	60,887	214	35,822	-	35,134	-
Foreign taxes withheld	(3,754)	-	-	(11,059)	(970)	-
Allocated from Master Portfolio:
Dividends	-	-	-	-	-	10,873,023
Dividends from affiliates	-	-	-	-	-	2,324,375
Interest	-	-	-	-	-	4,228,143
Securities lending	-	-	-	-	-	84,144
Foreign taxes withheld	-	-	-	-	-	(460,863)
Total income	25,331,185	2,155,164	22,133,203	6,864,762	1,651,979	17,048,822
Expenses:
Expenses allocated from Master Portfolio	-	-	-	-	-	10,558,600
Investment advisory fee	4,360,751	540,940	4,987,970	2,053,093	717,066	-
Administration fee	1,231,675	108,478	1,609,794	549,936	173,981	1,663,783
Distribution fee:
Class B	519,623	150,064	475,615	49,770	5,980	747,508
Class C	239,930	9,371	82,791	16,688	2,069	1,612,928
Service fee:
Class A	454,155	139,006	444,374	40,432	6,730	1,503,630
Class B	173,114	50,021	158,484	16,586	1,994	249,170
Class C	79,939	3,124	27,586	5,540	691	537,643
Transfer agent fee	268,444	37,471	222,919	69,586	22,227	531,483
Trustees' fees	7,210	6,877	7,210	7,210	7,210	4,215
Custody fee	49,490	9,420	46,054	18,737	8,325	-
Reports to shareholders	97,584	95,100	66,720	42,438	34,849	132,068
Merger costs	-	-	42,672	46,411	-	-
Chief compliance officer expenses and fees (See Note 4)	5,139	1,856	5,780	2,884	1,898	6,869
Non-recurring costs (See Note 9)	269,537	-	352,291	-	-	516,133
Other expenses	114,490	107,940	111,793	91,889	84,720	84,231
Total operating expenses	7,871,081	1,259,668	8,642,053	3,011,200	1,067,740	18,148,261
Interest expense	-	29	-	-	-	-
Total expenses	7,871,081	1,259,697	8,642,053	3,011,200	1,067,740	18,148,261
Expenses waived/reimbursed by Investment Advisor	-	-	(100,275)	-	-	-
Fees waived by Transfer Agent	(8,769)	(11,333)	(2,267)	-	-	(14,380)
Non-recurring costs assumed by Investment Advisor (See Note 9)	(269,537)	-	(352,291)	-	-	(516,133)
Custody earnings credit	(1,404)	(437)	(300)	(1,478)	(950)	-
Net expenses	7,591,371	1,247,927	8,186,920	3,009,722	1,066,790	17,617,748
Net investment income (loss)	17,739,814	907,237	13,946,283	3,855,040	585,189	(568,926)
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on:
Investments	39,014,400	10,281,741	48,859,320	58,260,270	12,216,280	-
Foreign currency transactions	-	-	-	-	-	-
Allocated from Master Portfolio:
Investments	-	-	-	-	-	(2,367,388)
Net realized gain (loss)	39,014,400	10,281,741	48,859,320	58,260,270	12,216,280	(2,367,388)
Net change in unrealized appreciation (depreciation) on:
Investments	39,695,922	(3,940,711)	19,574,385	21,201,241	4,612,075	-
Foreign currency translations	-	-	-	-	-	-
Allocated from Master Portfolio:
Investments	-	-	-	-	-	160,797,255
Net change in unrealized appreciation (depreciation)	39,695,922	(3,940,711)	19,574,385	21,201,241	4,612,075	160,797,255
Net gain	78,710,322	6,341,030	68,433,705	79,461,511	16,828,355	158,429,867
Net increase resulting from operations	96,450,136	7,248,267	82,379,988	83,316,551	17,413,544	157,860,941

	Large Cap Core Fund(a)($)	Focused Equities Fund(a)($)	Mid Cap Growth Fund(a)($)	21st Century Fund(a)($)	Small Cap Growth Fund II(a)($)
Net investment income Income:
Dividends	-	-	1,714,736	2,594,405	-
Dividends from affiliates	-	-	169,377	147,361	-
Interest	-	-	374,241	390,461	-
Securities lending	-	-	-	30,754	-
Foreign taxes withheld	-	-	(37,440)	(113,902)	-
Allocated from Master Portfolio:
Dividends	14,134,390	13,944,188	-	-	627,044
Dividends from affiliates	77,449	1,830,474	-	-	62,604
Interest	79,116	2,490,999	-	-	120,650
Securities lending	18,060	51,195	-	-	99,183
Foreign taxes withheld	(199,336)	(525,884)	-	-	(910)
Total income	14,109,679	17,790,972	2,220,914	3,049,079	908,571
Expenses:
Expenses allocated from Master Portfolio	4,602,879	11,924,553	-	-	1,918,738
Investment advisory fee	-	-	1,610,050	1,840,386	-
Administration fee	902,201	1,888,700	569,710	541,579	296,942
Distribution fee:
Class B	135,383	1,936,665	82,262	242,824	59,933
Class C	55,847	1,527,897	5,712	196,694	13,152
Service fee:
Class A	260,802	1,774,828	27,083	306,705	164,937
Class B	45,128	645,555	27,396	80,904	19,977
Class C	18,589	509,299	1,903	65,578	4,384
Transfer agent fee	261,930	1,066,091	77,524	53,734	124,461
Trustees' fees	2,987	4,217	7,210	7,210	3,680
Custody fee	-	-	103,872	149,229	-
Reports to shareholders	50,216	276,841	43,148	37,001	46,344
Merger costs	-	-	-	-	-
Chief compliance officer expenses and fees (See Note 4)	5,171	7,500	2,616	2,431	2,707
Non-recurring costs (See Note 9)	279,714	585,927	-	-	92,062
Other expenses	80,236	109,333	103,383	93,691	73,949
Total operating expenses	6,701,083	22,257,406	2,661,869	3,617,966	2,821,266
Interest expense	-	-	-	-	-
Total expenses	6,701,083	22,257,406	2,661,869	3,617,966	2,821,266
Expenses waived/reimbursed by Investment Advisor	-	-	-	-	-
Fees waived by Transfer Agent	-	(83,441)	-	(8,219)	(7,197)
Non-recurring costs assumed by Investment Advisor (See Note 9)	(279,714)	(585,927)	-	-	(92,062)
Custody earnings credit	-	-	(86,373)	(134,935)	-
Net expenses	6,421,369	21,588,038	2,575,496	3,474,812	2,722,007
Net investment income (loss)	7,688,310	(3,797,066)	(354,582)	(425,733)	(1,813,436)
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on:
Investments	-	-	8,164,781	5,451,942	-
Foreign currency transactions	-	-	4,083	1,274,378	-
Allocated from Master Portfolio:
Investments	27,244,455	40,640,238	-	-	59,457,862
Net realized gain (loss)	27,244,455	40,640,238	8,168,864	6,726,320	59,457,862
Net change in unrealized appreciation (depreciation) on:
Investments	-	-	32,718,645	32,418,705	-
Foreign currency translations	-	-	(259)	11,019	-
Allocated from Master Portfolio:
Investments	46,549,706	252,526,286	-	-	(7,370,717)
Net change in unrealized appreciation (depreciation)	46,549,706	252,526,286	32,718,386	32,429,724	(7,370,717)
Net gain	73,794,161	293,166,524	40,887,250	39,156,044	52,087,145
Net increase resulting from operations	81,482,471	289,369,458	40,532,668	38,730,311	50,273,709

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

60

Statements of operations (continued)

See Accompanying Notes to Financial Statements.

61

Statements of changes in net assets

	Convertible Securities Fund		Asset Allocation Fund II
	(unaudited) Six Months Ended September 30, 2005(a)($)	Year Ended March 31, 2005($)	(unaudited) Six Months Ended September 30, 2005(a)($)	Year Ended March 31, 2005($)
Increase (decrease) in net assets
Operations:
Net investment income	17,739,814	39,475,116	907,237	2,478,902
Net realized gain on investments, foreign currency transactions, written options, futures contract and swap contracts	39,014,400	71,680,439	10,281,741	13,611,659
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	39,695,922	(51,318,611)	(3,940,711)	(7,974,366)
Net increase resulting from operations	96,450,136	59,836,944	7,248,267	8,116,195
Distributions to shareholders:
From net investment income:
Class A	(4,555,480)	(28,975,394)	(743,765)	(460,864)
Class B	(1,168,231)	(10,858,261)	(84,132)	(1,700,760)
Class C	(547,637)	(3,141,652)	(6,537)	(405,479)
Class Z	(11,907,565)	(1,427,396)	(201,381)	(21,085)
From net realized gains:
Class A	(10,437,365)	(8,273,076)	-	-
Class B	(4,083,221)	(3,296,823)	-	-
Class C	(1,910,424)	(1,293,183)	-	-
Class Z	(26,000,854)	(581,245)	-	-
Total distributions to shareholders	(60,610,777)	(57,847,030)	(1,035,815)	(2,588,188)
Net capital share transactions	(99,839,350)	(79,964,569)	(12,845,226)	(21,989,492)
Net increase (decrease) in net assets	(63,999,991)	(77,974,655)	(6,632,774)	(16,461,485)
Net assets:
Beginning of period	1,508,321,340	1,586,295,995	182,424,827	198,886,312
End of period	1,444,321,349	1,508,321,340	175,792,053	182,424,827
Undistributed (overdistributed) net investment income (loss), at end of period	(955,379)	(516,280)	(1,703,660)	7,581

	Large Cap Value Fund		Mid Cap Value Fund
	(unaudited) Six Months Ended September 30, 2005(a)($)	Year Ended March 31, 2005($)	(unaudited) Six Months Ended September 30, 2005(a)($)	Year Ended March 31, 2005($)
Increase (decrease) in net assets
Operations:
Net investment income	13,946,283	23,999,531	3,855,040	6,608,188
Net realized gain on investments, foreign currency transactions, written options, futures contract and swap contracts	48,859,320	70,718,200	58,260,270	66,140,085
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	19,574,385	90,472,965	21,201,241	27,259,328
Net increase resulting from operations	82,379,988	185,190,696	83,316,551	100,007,601
Distributions to shareholders:
From net investment income:
Class A	(2,750,097)	(19,810,525)	(80,934)	(84,886)
Class B	(120,132)	(3,389,249)	-	(15,920)
Class C	(23,026)	(550,112)	-	(4,478)
Class Z	(9,764,161)	(119,932)	(2,080,573)	(6,155,170)
From net realized gains:
Class A	(1,877,239)	-	(748,108)	(666,284)
Class B	(537,769)	-	(317,935)	(288,884)
Class C	(106,143)	-	(103,995)	(65,006)
Class Z	(8,807,732)	-	(41,487,251)	(39,758,296)
Total distributions to shareholders	(23,986,299)	(23,869,818)	(44,818,796)	(47,038,924)
Net capital share transactions	1,792,265,496	180,127,330	1,755,528,889	49,217,181
Net increase (decrease) in net assets	1,850,659,185	341,448,208	1,794,026,644	102,185,858
Net assets:
Beginning of period	1,770,693,079	1,429,244,871	606,967,692	504,781,834
End of period	3,621,352,264	1,770,693,079	2,400,994,336	606,967,692
Undistributed (overdistributed) net investment income (loss), at end of period	2,584,154	1,295,287	2,041,267	347,734

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

62

Statements of changes in net assets (continued)

See Accompanying Notes to Financial Statements.

63

Statements of changes in net assets (continued)

	Small Cap Value Fund II		Growth Fund
	(unaudited) Six Months Ended September 30, 2005(a)($)	Year Ended March 31, 2005($)	(unaudited) Six Months Ended September 30, 2005(a)($)		Year Ended March 31, 2005($)
Increase (decrease) in net assets
Operations:
Net investment income (loss)	585,189	(114,223)	(568,926)		(5,428,508)
Net realized gain(loss) on investments and foreign currency transactions	12,216,280	15,337,330	(2,367,388	)(b)	(31,650,974)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	4,612,075	7,285,596	160,797,255	(b)	146,209,698
Net increase resulting from operations	17,413,544	22,508,703	157,860,941		109,130,216
Distributions to shareholders:
From net investment income:
Class A	-	-	-		-
Class B	-	-	-		-
Class C	-	-	-		-
Class Z	(287)	-	-		-
From net realized gains:
Class A	(238,492)	(398,228)	-		-
Class B	(72,183)	(137,203)	-		-
Class C	(17,511)	(28,817)	-		-
Class Z	(9,558,999)	(15,476,178)	-		-
Total distributions to shareholders	(9,887,472)	(16,040,426)	-		-
Net capital share transactions	(6,075,831)	41,099,433	742,436,121		905,148,295
Net increase (decrease) in net assets	1,450,241	47,567,710	900,297,062		1,014,278,511
Net assets:
Beginning of period	204,636,441	157,068,731	2,310,626,892		1,296,348,381
End of period	206,086,682	204,636,441	3,210,923,954		2,310,626,892
Undistributed (overdistributed) net investment income, at end of period	584,902	1,295,287	(580,943)		(12,017)

	Large Cap Core Fund			Focused Equities Fund
	(unaudited) Six Months Ended September 30, 2005(a)($)		Year Ended March 31, 2005($)	(unaudited) Six Months Ended September 30, 2005(a)($)		Year Ended March 31, 2005($)
Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,688,310		17,861,909	(3,797,066)		(14,748,652)
Net realized gain(loss) on investments and foreign currency transactions	27,244,455	(b)	394,487,658	40,640,238	(b)	(1,276,709)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	46,549,706	(b)	(137,622,527)	252,526,286	(b)	146,168,327
Net increase resulting from operations	81,482,471		274,727,040	289,369,458		130,142,966
Distributions to shareholders:
From net investment income:
Class A	-		(14,473,427)	-		-
Class B	-		(1,795,733)	-		-
Class C	-		(3,390)	-		-
Class Z	-		(12,578)	-		-
From net realized gains:
Class A	-		-	-		-
Class B	-		-	-		-
Class C	-		-	-		-
Class Z	-		-	-		-
Total distributions to shareholders	-		(16,285,128)	-		-
Net capital share transactions	24,529,910		(629,800,146)	220,734,361		126,347,229
Net increase (decrease) in net assets	106,012,381		(371,358,234)	510,103,819		256,490,195
Net assets:
Beginning of period	1,453,173,986		1,824,532,220	2,908,549,904		2,652,059,709
End of period	1,559,186,367		1,453,173,986	3,418,653,723		2,908,549,904
Undistributed (overdistributed) net investment income, at end of period	11,981,805		4,293,495	(3,806,388)		(9,322)

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(b) Allocated from the Master Portfolio.

See Accompanying Notes to Financial Statements.

64

Statements of changes in net assets (continued)

See Accompanying Notes to Financial Statements.

65

Statements of changes in net assets (continued)

	Mid Cap Growth Fund		21st Century Fund
	(unaudited) Six Months Ended September 30, 2005(a)($)	Year Ended March 31, 2005($)	(unaudited) Six Months Ended September 30, 2005(a)($)	Year Ended March 31, 2005($)
Increase (Decrease) in net assets:
Operations:
Net investment loss	(354,582)	(2,239,617)	(425,733)	(1,516,837)
Net realized gain on investments and foreign currency transactions	8,168,864	117,618,325	6,726,320	5,252,077
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	32,718,386	(95,277,997)	32,429,724	12,952,529
Net increase (decrease) resulting from operations	40,532,668	20,100,711	38,730,311	16,687,769
Net capital share transactions	17,515,721	(62,322,823)	174,976,663	235,623,590
Net increase (decrease) in net assets	58,048,389	(42,222,112)	213,706,974	252,311,359
Net assets:
Beginning of period	470,232,988	512,455,100	400,945,682	148,634,323
End of period	528,281,377	470,232,988	614,652,656	400,945,682
Undistributed (overdistributed) net investment income, at end of period	(354,582)	-	(431,299)	(5,566)

	Small Cap Growth Fund II
	(unaudited) Six Months Ended September 30, 2005(a)($)		Year Ended March 31, 2005($)
Increase (Decrease) in net assets:
Operations:
Net investment loss	(1,813,436)		(5,027,027)
Net realized gain on investments and foreign currency transactions	59,457,862	(b)	84,648,186
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(7,370,717	)(b)	(83,966,916)
Net increase (decrease) resulting from operations	50,273,709		(4,345,757)
Net capital share transactions	(78,081,280)		(229,591,765)
Net increase (decrease) in net assets	(27,807,571)		(233,937,522)
Net assets:
Beginning of period	513,156,099		747,093,621
End of period	485,348,528		513,156,099
Undistributed (overdistributed) net investment income, at end of period	(1,813,436)		-

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(b) Allocated from the Master Portfolio.

See Accompanying Notes to Financial Statements.

66

Statements of changes in net assets (continued)

See Accompanying Notes to Financial Statements.

67

Schedules of capital stock activity

	Convertible Securities Fund
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2):
Subscriptions	1,767,103	29,926,018	3,690,179	66,263,592
Shares issued upon conversion from Class B shares	723,311	12,806,635	10,676	185,269
Distributions reinvested	199,461	3,467,701	817,450	12,100,000
Redemptions	(2,926,039)	(50,224,716)	(5,997,842)	(103,893,646)
Net increase (decrease)	(236,164)	(4,024,362)	(1,479,537)	(25,344,785)
Class B:
Subscriptions	351,579	5,784,433	638,797	11,494,716
Distributions reinvested	55,348	943,354	246,962	3,684,000
Shares redeemed upon conversion to Class A shares	(732,827)	(12,806,635)	(10,800)	(185,269)
Redemptions	(764,621)	(12,933,639)	(1,532,424)	(26,201,250)
Net decrease	(1,090,521)	(19,012,487)	(657,465)	(11,207,803)
Class C (See Note 2):
Subscriptions	419,870	7,105,454	866,344	15,151,512
Distributions reinvested	16,423	282,888	66,239	1,001,000
Redemptions	(774,632)	(13,237,911)	(1,189,954)	(20,530,048)
Net increase (decrease)	(338,339)	(5,849,569)	(257,371)	(4,377,536)
Class Z:
Subscriptions	2,342,307	39,977,756	12,476,365	216,868,213
Distributions reinvested	27,287	470,817	168,916	2,725,000
Redemptions	(6,500,762)	(111,401,505)	(14,886,451)	(258,627,658)
Net decrease	(4,131,168)	(70,952,932)	(2,241,170)	(39,034,445)

	Asset Allocation Fund II
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2):
Subscriptions	110,672	2,351,569	137,105	2,876,461
Shares issued upon conversion from Class B shares	767,800	16,519,219	662,168	13,396,857
Distributions reinvested	32,320	690,445	77,592	1,588,328
Redemptions	(508,167)	(10,840,447)	(904,117)	(18,452,543)
Net increase (decrease)	402,625	8,720,786	(27,252)	(590,897)
Class B:
Subscriptions	17,907	373,680	56,046	1,170,162
Distributions reinvested	3,606	76,362	17,982	365,570
Shares redeemed upon conversion to Class A shares	(774,885)	(16,519,219)	(668,107)	(13,396,857)
Redemptions	(207,585)	(4,367,626)	(478,605)	(9,662,424)
Net decrease	(960,957)	(20,436,803)	(1,072,684)	(21,523,549)
Class C (See Note 2):
Subscriptions	10,041	210,727	28,378	576,113
Distributions reinvested	262	5,551	952	19,386
Redemptions	(25,077)	(523,477)	(20,527)	(414,918)
Net increase (decrease)	(14,774)	(307,199)	8,803	180,581
Class Z:
Subscriptions	8,712	184,874	124,335	2,579,182
Distributions reinvested	2,789	59,327	11,225	229,413
Redemptions	(50,183)	(1,066,211)	(141,793)	(2,864,222)
Net decrease	(38,682)	(822,010)	(6,233)	(55,627)

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

68

Schedules of capital stock activity (continued)

See Accompanying Notes to Financial Statements.

69

Schedules of capital stock activity (continued)

	Large Cap Value Fund
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2):
Subscriptions	5,592,293	74,219,469	8,459,192	105,355,082
Capital contribution from investment advisor	-	-	-	-
Proceeds received in connection with merger	42,999,477	590,920,618	-	-
Shares issued upon conversion from Class B shares	1,432,203	19,491,733	14,211	170,741
Distributions reinvested	330,187	4,361,539	325,655	3,200,426
Redemptions	(2,889,362)	(38,394,026)	(4,352,037)	(53,135,290)
Net increase	47,464,798	650,599,333	4,447,021	55,590,959
Class B:
Subscriptions	174,837	2,252,816	376,156	4,723,731
Capital contribution from investment advisor	-	-	-	-
Proceeds received in connection with merger	51,762,726	690,375,181	-	-
Distributions reinvested	46,274	583,404	61,707	487,355
Shares redeemed upon conversion to Class A shares	(1,474,453)	(19,491,733)	(13,658)	(170,741)
Redemptions	(1,104,701)	(14,371,600)	(1,352,615)	(15,908,027)
Net increase (decrease)	49,404,683	659,348,068	(928,410)	(10,867,682)
Class C (See Note 2):
Subscriptions	59,241	762,173	121,451	1,464,474
Capital contribution from investment advisor	-	-	-	-
Proceeds received in connection with merger	6,513,119	86,890,890	-	-
Distributions reinvested	5,901	74,349	7,847	60,638
Redemptions	(257,595)	(3,326,366)	(1,282,278)	(14,884,885)
Net increase (decrease)	6,320,666	84,401,046	(1,152,980)	(13,359,773)
Class Z:
Subscriptions	11,171,712	147,342,387	27,907,357	345,028,448
Capital contribution from investment advisor	-	-	-	-
Proceeds received in connection with merger	35,754,134	491,892,503	-	-
Distributions reinvested	297,111	3,976,753	898,538	11,155,904
Redemptions	(18,514,240)	(245,294,594)	(16,832,690)	(207,420,526)
Net increase	28,708,717	397,917,049	11,973,205	148,763,826

	Mid Cap Value Fund
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2):
Subscriptions	1,222,274	16,875,926	281,401	3,891,949
Capital contribution from investment advisor	-	-	-	6,711
Proceeds received in connection with merger	51,325,081	711,891,123	-	-
Shares issued upon conversion from Class B shares	5,791	81,110	7,368	90,473
Distributions reinvested	55,387	717,339	71,521	644,000
Redemptions	(660,858)	(9,228,979)	(264,358)	(3,369,850)
Net increase	51,947,675	720,336,519	95,932	1,263,283
Class B:
Subscriptions	92,416	1,252,686	54,542	844,375
Capital contribution from investment advisor	-	-	-	2,876
Proceeds received in connection with merger	22,494,617	308,153,765	-	-
Distributions reinvested	22,435	285,379	32,428	281,000
Shares redeemed upon conversion to Class A shares	(5,862)	(81,110)	(7,424)	(90,473)
Redemptions	(96,877)	(1,331,279)	(46,897)	(598,896)
Net increase (decrease)	22,506,729	308,279,441	32,649	438,882
Class C (See Note 2):
Subscriptions	365,892	4,973,441	33,442	437,550
Capital contribution from investment advisor	-	-	-	626
Proceeds received in connection with merger	4,970,445	68,284,285	-	-
Distributions reinvested	4,851	61,899	4,292	42,000
Redemptions	(36,949)	(509,634)	(23,698)	(310,629)
Net increase (decrease)	5,304,239	72,809,991	14,036	169,547
Class Z:
Subscriptions	4,600,586	62,778,608	9,886,268	133,739,621
Capital contribution from investment advisor	-	-	-	392,613
Proceeds received in connection with merger	48,307,895	671,510,755	-	-
Distributions reinvested	962,362	12,443,011	935,053	8,478,000
Redemptions	(6,806,792)	(92,629,436)	(7,198,376)	(95,264,765)
Net increase	47,064,051	654,102,938	3,622,945	47,345,469

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

70

Schedules of capital stock activity (continued)

See Accompanying Notes to Financial Statements.

71

Schedules of capital stock activity (continued)

	Small Cap Value Fund II
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2):
Subscriptions	39,178	537,054	115,897	1,700,636
Shares issued upon conversion from Class B shares	1,767	23,049	2,801	31,859
Distributions reinvested	55,808	665,788	59,907	370,990
Redemptions	(30,552)	(390,941)	(103,076)	(1,236,360)
Net increase	66,201	834,950	75,529	867,125
Class B:
Subscriptions	7,242	96,903	28,156	439,454
Distributions reinvested	11,989	140,270	21,131	131,476
Shares redeemed upon conversion to Class A shares	(1,807)	(23,049)	(2,834)	(31,859)
Redemptions	(17,993)	(224,098)	(33,690)	(398,907)
Net increase (decrease)	(569)	(9,974)	12,763	140,164
Class C (See Note 2):
Subscriptions	30,084	371,881	15,281	196,873
Distributions reinvested	2,317	27,085	3,470	21,489
Redemptions	(2,248)	(27,358)	(11,499)	(135,728)
Net increase	30,153	371,608	7,252	82,634
Class Z:
Subscriptions	1,802,402	23,251,645	4,809,075	61,750,866
Distributions reinvested	540,194	6,487,731	767,657	4,833,194
Redemptions	(2,905,607)	(37,011,791)	(2,197,550)	(26,574,550)
Net increase (decrease)	(563,011)	(7,272,415)	3,379,182	40,009,510

	Growth Fund
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2):
Subscriptions	27,101,173	475,870,008	31,673,469	526,629,446
Shares issued upon conversion from Class B shares	767,764	13,841,081	-	-
Distributions reinvested	-	-	115,115	1,765,653
Redemptions	(6,468,439)	(113,630,241)	(8,331,038)	(135,355,840)
Net increase	21,400,498	376,080,848	23,457,546	393,039,259
Class B:
Subscriptions	1,052,680	17,492,674	1,127,746	17,821,426
Distributions reinvested	-	-	-	-
Shares redeemed upon conversion to Class A shares	(811,414)	(13,841,081)	(120,652)	(1,765,653)
Redemptions	(1,110,698)	(18,446,914)	(2,220,581)	(34,220,663)
Net increase (decrease)	(869,432)	(14,795,321)	(1,213,487)	(18,164,890)
Class C (See Note 2):
Subscriptions	9,297,247	154,941,589	11,708,673	184,666,842
Distributions reinvested	-	-	-	-
Redemptions	(1,206,661)	(20,119,062)	(1,711,112)	(26,556,237)
Net increase	8,090,586	134,822,527	9,997,561	158,110,605
Class Z:
Subscriptions	17,174,873	305,414,611	26,852,891	458,225,993
Distributions reinvested	-	-	-	-
Redemptions	(3,308,237)	(59,086,544)	(5,236,865)	(86,062,672)
Net increase (decrease)	13,866,636	246,328,067	21,616,026	372,163,321

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

72

Schedules of capital stock activity (continued)

See Accompanying Notes to Financial Statements.

73

Schedules of capital stock activity (continued)

	Large Cap Core Fund
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2):
Subscriptions	371,758	4,532,335	1,299,387	15,106,539
Shares issued upon conversion from Class B shares	47,779	599,979	8,899	97,869
Distributions reinvested	-	-	137,561	1,676,082
Redemptions	(2,065,494)	(25,348,498)	(4,912,489)	(57,026,739)
Net increase (decrease)	(1,645,957)	(20,216,184)	(3,466,642)	(40,146,249)
Class B:
Subscriptions	19,640	233,808	22,392	257,119
Distributions reinvested	-	-	265	3,140
Shares redeemed upon conversion to Class A shares	(49,421)	(599,979)	(8,616)	(97,869)
Redemptions	(385,328)	(4,601,824)	(801,190)	(9,038,931)
Net decrease	(415,109)	(4,967,995)	(787,149)	(8,876,541)
Class C (See Note 2):
Subscriptions	64,289	758,408	252,344	2,853,921
Distributions reinvested	-	-	1,054	12,530
Redemptions	(138,545)	(1,648,472)	(463,232)	(5,266,259)
Net increase (decrease)	(74,256)	(890,064)	(209,834)	(2,399,808)
Class Z:
Subscriptions	14,447,348	178,100,206	8,181,562	96,076,852
Distributions reinvested	-	-	103,341	1,261,718
Redemptions	(10,377,039)	(127,496,053)	(40,584,012)	(675,716,118)
Net increase (decrease)	4,070,309	50,604,153	(32,299,109)	(578,377,548)

	Focused Equities Fund
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2):
Subscriptions	18,505,639	339,648,091	27,617,374	469,022,191
Shares issued upon conversion from Class B shares	414,190	7,942,061	75,021	1,211,277
Distributions reinvested	-	-	-	-
Redemptions	(6,882,187)	(126,194,704)	(17,995,171)	(300,514,345)
Net increase (decrease)	12,037,642	221,395,448	9,697,224	169,719,123
Class B:
Subscriptions	520,302	9,035,697	1,089,216	17,602,227
Distributions reinvested	-	-	-	-
Shares redeemed upon conversion to Class A shares	(437,187)	(7,942,061)	(78,486)	(1,211,277)
Redemptions	(2,976,639)	(51,916,572)	(6,093,594)	(97,810,787)
Net decrease	(2,893,524)	(50,822,936)	(5,082,864)	(81,419,837)
Class C (See Note 2):
Subscriptions	3,055,215	53,482,122	5,812,513	93,826,172
Distributions reinvested	-	-	-	-
Redemptions	(1,882,330)	(32,844,040)	(4,350,034)	(70,367,902)
Net increase (decrease)	1,172,885	20,638,082	1,462,479	23,458,270
Class Z:
Subscriptions	4,869,571	90,857,934	8,009,026	139,607,571
Distributions reinvested	-	-	-	-
Redemptions	(3,271,006)	(61,334,167)	(7,403,458)	(125,017,898)
Net increase (decrease)	1,598,565	29,523,767	605,568	14,589,673

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

74

Schedules of capital stock activity (continued)

See Accompanying Notes to Financial Statements.

75

Schedules of capital stock activity (continued)

	Mid Cap Growth Fund
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2):
Subscriptions	204,381	2,468,892	401,954	4,594,657
Shares issued upon conversion from Class B shares	518,558	6,481,671	2,879	31,108
Redemptions	(274,623)	(3,303,270)	(613,934)	(7,017,766)
Net increase (decrease)	448,316	5,647,293	(209,101)	(2,392,001)
Class B:
Subscriptions	26,841	280,894	82,253	837,386
Shares redeemed upon conversion to Class A shares	(590,343)	(6,481,671)	(3,242)	(31,108)
Redemptions	(247,309)	(2,622,699)	(533,859)	(5,391,656)
Net increase (decrease)	(810,811)	(8,823,476)	(454,848)	(4,585,378)
Class C (See Note 2):
Subscriptions	40,086	435,820	28,126	289,872
Redemptions	(20,153)	(214,993)	(65,722)	(674,821)
Net increase (decrease)	19,933	220,827	(37,596)	(384,949)
Class Z:
Subscriptions	4,644,309	57,878,472	6,300,900	77,731,748
Redemptions	(2,957,037)	(37,407,395)	(11,172,057)	(132,692,243)
Net increase (decrease)	1,687,272	20,471,077	(4,871,157)	(54,960,495)

	21st Century Fund
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2):
Subscriptions	13,473,407	146,400,020	14,416,019	150,798,579
Shares issued upon conversion from Class B shares	45,106	501,051	3,831	37,940
Redemptions	(2,664,320)	(28,839,113)	(1,800,735)	(18,144,627)
Net increase (decrease)	10,854,193	118,061,958	12,619,115	132,691,892
Class B:
Subscriptions	1,056,378	10,989,646	1,622,623	16,267,734
Shares redeemed upon conversion to Class A shares	(46,985)	(501,051)	(3,953)	(37,940)
Redemptions	(539,623)	(5,619,636)	(827,356)	(7,941,047)
Net increase (decrease)	469,770	4,868,959	791,314	8,288,747
Class C (See Note 2):
Subscriptions	3,045,475	31,868,290	2,538,993	25,800,804
Redemptions	(305,751)	(3,203,508)	(336,870)	(3,296,837)
Net increase (decrease)	2,739,724	28,664,782	2,202,123	22,503,967
Class Z:
Subscriptions	3,007,768	33,069,498	7,493,078	78,012,714
Redemptions	(878,082)	(9,688,534)	(581,159)	(5,873,730)
Net increase (decrease)	2,129,686	23,380,964	6,911,919	72,138,984

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

76

Schedules of capital stock activity (continued)

See Accompanying Notes to Financial Statements.

77

Schedules of capital stock activity (continued)

	Small Cap Growth Fund II
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2):
Subscriptions	283,294	4,457,012	1,415,463	20,762,510
Shares issued upon conversion from Class B shares	25,551	421,812	3,919	54,889
Redemptions	(984,793)	(15,238,756)	(6,781,959)	(97,836,662)
Net decrease	(675,948)	(10,359,932)	(5,362,577)	(77,019,263)
Class B:
Subscriptions	13,463	199,572	78,611	1,094,088
Shares redeemed upon conversion to Class A shares	(27,304)	(421,812)	(4,152)	(54,889)
Redemptions	(121,732)	(1,793,708)	(294,936)	(4,076,906)
Net decrease	(135,573)	(2,015,948)	(220,477)	(3,037,707)
Class C (See Note 2):
Subscriptions	13,512	203,736	48,697	687,507
Redemptions	(45,887)	(673,736)	(172,192)	(2,423,949)
Net decrease	(32,375)	(470,000)	(123,495)	(1,736,442)
Class Z:
Subscriptions	572,050	9,135,190	2,619,085	39,403,665
Redemptions	(4,651,432)	(74,370,590)	(12,379,989)	(187,202,018)
Net decrease	(4,079,382)	(65,235,400)	(9,760,904)	(147,798,353)

(a) Effective August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

78

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79

Financial highlights

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Convertible Securities
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)(e)	$17.35	$0.21	$0.95	$1.16	$(0.21)	$(0.50)	$(0.71)
Year ended 3/31/2005(e)	17.33	0.43	0.24	0.67	(0.50)	(0.15)	(0.65)
Year ended 3/31/2004(e)	13.77	0.47	3.53	4.00	(0.44)	-	(0.44)
Year ended 3/31/2003(e)	16.02	0.47	(2.25)	(1.78)	(0.47)	-	(0.47)
Year ended 3/31/2002(e)	16.04	0.59	(0.04)	0.55	(0.52)	(0.05)	(0.57)
Year ended 3/31/2001	22.17	0.51	(2.05)	(1.54)	(0.55)	(4.04)	(4.59)
Class B Shares
Six months ended 9/30/2005 (unaudited)(d)(e)	$17.16	$0.14	$0.95	$1.09	$(0.15)	$(0.50)	$(0.65)
Year ended 3/31/2005(e)	17.15	0.30	0.23	0.53	(0.37)	(0.15)	(0.52)
Year ended 3/31/2004(e)	13.64	0.35	3.48	3.83	(0.32)	-	(0.32)
Year ended 3/31/2003(e)	15.88	0.36	(2.24)	(1.88)	(0.36)	-	(0.36)
Year ended 3/31/2002(e)	15.92	0.45	(0.03)	0.42	(0.41)	(0.05)	(0.46)
Year ended 3/31/2001	22.06	0.35	(2.00)	(1.65)	(0.45)	(4.04)	(4.49)
Class C Shares
Six months ended 9/30/2005 (unaudited)(d)(e)	$17.34	$0.14	$0.95	$1.09	$(0.15)	$(0.50)	$(0.65)
Year ended 3/31/2005(e)	17.31	0.30	0.25	0.55	(0.37)	(0.15)	(0.52)
Year ended 3/31/2004(e)	13.77	0.35	3.52	3.87	(0.33)	-	(0.33)
Year ended 3/31/2003(e)	16.04	0.36	(2.26)	(1.90)	(0.37)	-	(0.37)
Year ended 3/31/2002(e)	16.08	0.45	(0.03)	0.42	(0.41)	(0.05)	(0.46)
Year ended 3/31/2001	22.23	0.35	(2.02)	(1.67)	(0.44)	(4.04)	(4.48)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)(e)	$17.35	$0.23	$0.96	$1.19	$(0.24)	$(0.50)	$(0.74)
Year ended 3/31/2005(e)	17.32	0.48	0.24	0.72	(0.54)	(0.15)	(0.69)
Year ended 3/31/2004(e)	13.77	0.51	3.52	4.03	(0.48)	-	(0.48)
Year ended 3/31/2003(e)	16.03	0.51	(2.27)	(1.76)	(0.50)	-	(0.50)
Year ended 3/31/2002(e)	16.05	0.59	-	0.59	(0.56)	(0.05)	(0.61)
Year ended 3/31/2001	22.18	0.51	(2.00)	(1.49)	(0.60)	(4.04)	(4.64)

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(a)		Net assets end of period (000)	Ratio of operating expenses to average net assets(b)(c)		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets(b)
Convertible Securities
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)(e)	$17.80	7.04	%(f)	$378,845	1.10	%(g)	2.40	%(g)	23	%(f)	1.14	%(g)(h)
Year ended 3/31/2005(e)	17.35	3.87		373,390	1.16		2.50		37		1.19	(i)
Year ended 3/31/2004(e)	17.33	29.32		398,485	1.19	(j)	2.94		91		1.22	(k)
Year ended 3/31/2003(e)	13.77	(11.18)		292,622	1.22		3.34		57		1.22
Year ended 3/31/2002(e)	16.02	3.48		321,858	1.25		3.53		50		1.25
Year ended 3/31/2001	16.04	(7.88)		315,857	1.24		2.86		73		1.25
Class B Shares
Six months ended 9/30/2005 (unaudited)(d)(e)	$17.60	6.66	%(f)	$127,629	1.85	%(g)	1.65	%(g)	23	%(f)	1.89	%(g)(h)
Year ended 3/31/2005(e)	17.16	3.08		143,194	1.91		1.75		37		1.94	(i)
Year ended 3/31/2004(e)	17.15	28.30		154,322	1.94	(j)	2.19		91		1.97	(k)
Year ended 3/31/2003(e)	13.64	(11.83)		111,468	1.97		2.59		57		1.97
Year ended 3/31/2002(e)	15.88	2.68		90,408	2.00		2.78		50		2.00
Year ended 3/31/2001	15.92	(8.49)		49,763	1.99		2.08		73		2.00
Class C Shares
Six months ended 9/30/2005 (unaudited)(d)(e)	$17.78	6.59	%(f)	$62,547	1.85	%(g)	1.65	%(g)	23	%(f)	1.89	%(g)(h)
Year ended 3/31/2005(e)	17.34	3.16		66,844	1.91		1.75		37		1.94	(i)
Year ended 3/31/2004(e)	17.31	28.31		71,205	1.94	(j)	2.19		91		1.97	(k)
Year ended 3/31/2003(e)	13.77	(11.89)		30,293	1.97		2.59		57		1.97
Year ended 3/31/2002(e)	16.04	2.66		20,370	2.00		2.78		50		2.00
Year ended 3/31/2001	16.08	(8.50)		9,827	1.99		2.08		73		2.00
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)(e)	$17.80	7.17	%(f)	$875,300	0.85	%(g)	2.65	%(g)	23	%(f)	0.89	%(g)(h)
Year ended 3/31/2005(e)	17.35	4.18		924,893	0.91		2.75		37		0.94	(i)
Year ended 3/31/2004(e)	17.32	29.54		962,284	0.94	(j)	3.19		91		0.97	(k)
Year ended 3/31/2003(e)	13.77	(11.01)		523,271	0.97		3.59		57		0.97
Year ended 3/31/2002(e)	16.03	3.74		236,202	1.00		3.78		50		1.00
Year ended 3/31/2001	16.05	(7.59)		75,627	0.99		3.08		73		1.00

(a)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(b)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(c)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(d)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(e)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(f)  Not annualized.

(g)  Annualized.

(h)  The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 9) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.10% for Class A shares, 1.85% each for Class B and Class C shares and 0.85% for Class Z shares.

(i)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.91% for Primary A shares, 1.16% for Investor A shares and 1.91% each for Investor B and Investor C shares.

(j)  The reimbursement from Investment Advisor is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

(k)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.95% for Primary A shares, 1.20% for Investor A shares and 1.95% each for Investor B and Investor C shares.

See Accompanying Notes to Financial Statements.

80

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

81

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)(a)		Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Asset Allocation Fund II
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)	$20.84	$0.12		$0.75	$0.87	$(0.14)	$-	$(0.14)
Year ended 3/31/2005	20.20	0.31	(h)	0.65 (i)	0.96	(0.32)	-	(0.32)
Year ended 3/31/2004	16.44	0.25		3.80	4.05	(0.29)	-	(0.29)
Year ended 3/31/2003	19.92	0.29		(3.48)	(3.19)	(0.29)	-	(0.29)
Year ended 3/31/2002	20.32	0.39		(0.40)	(0.01)	(0.36)	(0.03)	(0.39)
Year ended 3/31/2001	24.35	0.50		(2.82)	(2.32)	(0.50)	(1.21)	(1.71)
Class B Shares
Six months ended 9/30/2005 (unaudited)(d)	$20.67	$0.04		$0.75	$0.79	$(0.06)	$-	$(0.06)
Year ended 3/31/2005	20.04	0.15	(h)	0.64 (i)	0.79	(0.16)	-	(0.16)
Year ended 3/31/2004	16.31	0.11		3.76	3.87	(0.14)	-	(0.14)
Year ended 3/31/2003	19.81	0.15		(3.47)	(3.32)	(0.18)	-	(0.18)
Year ended 3/31/2002	20.22	0.23		(0.39)	(0.16)	(0.22)	(0.03)	(0.25)
Year ended 3/31/2001	24.24	0.33		(2.81)	(2.48)	(0.33)	(1.21)	(1.54)
Class C Shares
Six months ended 9/30/2005 (unaudited)(d)	$20.65	$0.04		$0.75	$0.79	$(0.06)	$-	$(0.06)
Year ended 3/31/2005	20.02	0.15	(h)	0.65 (i)	0.80	(0.17)	-	(0.17)
Year ended 3/31/2004	16.31	0.11		3.75	3.86	(0.15)	-	(0.15)
Year ended 3/31/2003	19.84	0.15		(3.48)	(3.33)	(0.20)	-	(0.20)
Year ended 3/31/2002	20.24	0.24		(0.40)	(0.16)	(0.21)	(0.03)	(0.24)
Year ended 3/31/2001	24.27	0.33		(2.82)	(2.49)	(0.33)	(1.21)	(1.54)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)	$20.81	$0.15		$0.74	$0.89	$(0.16)	$-	$(0.16)
Year ended 3/31/2005	20.18	0.36	(h)	0.64 (i)	1.00	(0.37)	-	(0.37)
Year ended 3/31/2004	16.42	0.29		3.81	4.10	(0.34)	-	(0.34)
Year ended 3/31/2003	19.93	0.32		(3.49)	(3.17)	(0.34)	-	(0.34)
Year ended 3/31/2002	20.32	0.44		(0.39)	0.05	(0.41)	(0.03)	(0.44)
Year ended 3/31/2001	24.35	0.57		(2.84)	(2.27)	(0.55)	(1.21)	(1.76)

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets(c)		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets(c)
Asset Allocation Fund II
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)	$21.57	4.16	%(e)	$121,931	1.25	%(f)(g)	1.14	%(f)	77	%(e)	1.26	%(f)
Year ended 3/31/2005	20.84	4.80	(j)	109,409	1.25	(g)	1.50		136		1.32
Year ended 3/31/2004	20.20	24.73		106,642	1.29	(g)	1.33		189		1.32
Year ended 3/31/2003	16.44	(16.05)		88,011	1.29	(g)	1.58		315		1.29
Year ended 3/31/2002	19.92	(0.05)		223,579	1.28		1.85		226		1.28
Year ended 3/31/2001	20.32	(10.05)		231,520	1.23	(g)	2.20		88		1.25
Class B Shares
Six months ended 9/30/2005 (unaudited)(d)	$21.40	3.81	%(e)	$24,937	2.00	%(f)(g)	0.42	%(f)	77	%(e)	2.01	%(f)
Year ended 3/31/2005	20.67	3.97	(j)	43,962	2.00	(g)	0.75		136		2.07
Year ended 3/31/2004	20.04	23.79		64,122	2.04	(g)	0.58		189		2.07
Year ended 3/31/2003	16.31	(16.80)		72,344	2.04	(g)	0.83		315		2.04
Year ended 3/31/2002	19.81	(0.77)		124,983	2.03		1.10		226		2.03
Year ended 3/31/2001	20.22	(10.73)		104,745	1.98	(g)	1.45		88		2.00
Class C Shares
Six months ended 9/30/2005 (unaudited)(d)	$21.38	3.81	%(e)	$2,405	2.00	%(f)(g)	0.39	%(f)	77	%(e)	2.01	%(f)
Year ended 3/31/2005	20.65	4.02	(j)	2,628	2.00	(g)	0.75		136		2.07
Year ended 3/31/2004	20.02	23.73		2,372	2.04	(g)	0.58		189		2.07
Year ended 3/31/2003	16.31	(16.80)		1,992	2.04	(g)	0.83		315		2.04
Year ended 3/31/2002	19.84	(0.78)		3,220	2.03		1.10		226		2.03
Year ended 3/31/2001	20.24	(10.74)		2,532	1.98	(g)	1.45		88		2.00
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)	$21.54	4.30	%(e)	$26,519	1.00	%(f)(g)	1.40	%(f)	77	%(e)	1.01	%(f)
Year ended 3/31/2005	20.81	5.01	(j)	26,425	1.00	(g)	1.75		136		1.07
Year ended 3/31/2004	20.18	25.07		25,750	1.04	(g)	1.58		189		1.07
Year ended 3/31/2003	16.42	(15.96)		35,514	1.04	(g)	1.83		315		1.04
Year ended 3/31/2002	19.93	0.26		40,287	1.03		2.10		226		1.03
Year ended 3/31/2001	20.32	(9.83)		12,847	0.98	(g)	2.45		88		1.00

(a)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(d)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(e)  Not annualized.

(f)  Annualized.

(g)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(h)  Net dividend income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(i)  The effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain/(loss) on investments (per share). The effect of this reimbursement for the year ended March 31, 2005 was to increase net realized and unrealized gain/(loss) on investments by $0.01 for Primary A, Investor A, Investor B and Investor C shares.

(j)  Without the effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 4.94%, 4.73%, 3.92% and 3.95% for Primary A, Investor A, Investor B and Investor C shares.

See Accompanying Notes to Financial Statements.

82

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

83

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)		Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Large Cap Value
Class A Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$13.10	$0.08		$0.61	$0.69	$(0.07)	$(0.08)	$(0.15)
Year ended 3/31/2005(d)	11.84	0.17		1.26	1.43	(0.17)	-	(0.17)
Year ended 3/31/2004(d)	8.46	0.14		3.36	3.50	(0.12)	-	(0.12)
Year ended 3/31/2003(d)	11.94	0.11		(3.31)	(3.20)	(0.10)	(0.18)	(0.28)
Year ended 3/31/2002(d)	12.38	0.09		0.58	0.67	(0.08)	(1.03)	(1.11)
Year ended 3/31/2001	16.24	0.14		(0.43)	(0.29)	(0.15)	(3.42)	(3.57)
Class B Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$12.75	$0.03		$0.58	$0.61	$(0.02)	$(0.08)	$(0.10)
Year ended 3/31/2005(d)	11.53	0.08		1.22	1.30	(0.08)	-	(0.08)
Year ended 3/31/2004(d)	8.25	0.05		3.27	3.32	(0.04)	-	(0.04)
Year ended 3/31/2003(d)	11.66	0.03		(3.22)	(3.19)	(0.04)	(0.18)	(0.22)
Year ended 3/31/2002(d)	12.13	-	(l)	0.59	0.59	(0.03)	(1.03)	(1.06)
Year ended 3/31/2001	16.00	0.04		(0.43)	(0.39)	(0.06)	(3.42)	(3.48)
Class C Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$12.75	$0.03		$0.59	$0.62	$(0.02)	$(0.08)	$(0.10)
Year ended 3/31/2005(d)	11.52	0.08		1.22	1.30	(0.07)	-	(0.07)
Year ended 3/31/2004(d)	8.24	0.05		3.27	3.32	(0.04)	-	(0.04)
Year ended 3/31/2003(d)	11.65	0.04		(3.22)	(3.18)	(0.05)	(0.18)	(0.23)
Year ended 3/31/2002(d)	12.13	-	(l)	0.58	0.58	(0.03)	(1.03)	(1.06)
Year ended 3/31/2001	15.99	0.04		(0.42)	(0.38)	(0.06)	(3.42)	(3.48)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$13.12	$0.10		$0.60	$0.70	$(0.09)	$(0.08)	$(0.17)
Year ended 3/31/2005(d)	11.85	0.20		1.27	1.47	(0.20)	-	(0.20)
Year ended 3/31/2004(d)	8.48	0.16		3.36	3.52	(0.15)	-	(0.15)
Year ended 3/31/2003(d)	11.96	0.14		(3.31)	(3.17)	(0.13)	(0.18)	(0.31)
Year ended 3/31/2002(d)	12.39	0.12		0.58	0.70	(0.10)	(1.03)	(1.13)
Year ended 3/31/2001	16.24	0.17		(0.42)	(0.25)	(0.18)	(3.42)	(3.60)

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(a)		Net assets end of period (000)	Ratio of operating expenses to average net assets(b)		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets(b)
Large Cap Value
Class A Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$13.64	5.31	%(e)	$951,477	0.99	%(f)	1.35	%(f)	36	%(e)	1.04	%(f)(g)
Year ended 3/31/2005(d)	13.10	12.16		292,037	1.02		1.41		52		1.15	(h)
Year ended 3/31/2004(d)	11.84	41.51		211,227	1.14	(i)(j)	1.24		69		1.21	(k)
Year ended 3/31/2003(d)	8.46	(27.17)		43,364	1.22		1.18		75		1.22
Year ended 3/31/2002(d)	11.94	5.33		58,144	1.20	(i)	0.77		135		1.20
Year ended 3/31/2001	12.38	(2.29)		65,975	1.19	(i)	1.03		181		1.19
Class B Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$13.26	4.82	%(e)	$743,390	1.74	%(f)	0.56	%(f)	36	%(e)	1.79	%(f)(g)
Year ended 3/31/2005(d)	12.75	11.31		84,756	1.77		0.66		52		1.90	(h)
Year ended 3/31/2004(d)	11.53	40.30		87,314	1.89	(i)(j)	0.49		69		1.96	(k)
Year ended 3/31/2003(d)	8.25	(27.72)		37,399	1.97		0.43		75		1.97
Year ended 3/31/2002(d)	11.66	4.66		80,162	1.95	(i)	0.02		135		1.95
Year ended 3/31/2001	12.13	(3.05)		93,064	1.94	(i)	0.28		181		1.94
Class C Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$13.27	4.90	%(e)	$101,755	1.74	%(f)	0.56	%(f)	36	%(e)	1.79	%(f)(g)
Year ended 3/31/2005(d)	12.75	11.36		17,210	1.77		0.66		52		1.90	(h)
Year ended 3/31/2004(d)	11.52	40.29		28,832	1.89	(i)(j)	0.49		69		1.96	(k)
Year ended 3/31/2003(d)	8.24	(27.72)		4,694	1.97		0.43		75		1.97
Year ended 3/31/2002(d)	11.65	4.58		7,496	1.95	(i)	0.02		135		1.95
Year ended 3/31/2001	12.13	(2.98)		8,479	1.94	(i)	0.28		181		1.94
Class Z Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$13.65	5.35	%(e)	$1,824,730	0.74	%(f)	1.60	%(f)	36	%(e)	0.79	%(f)(g)
Year ended 3/31/2005(d)	13.12	12.51		1,376,691	0.77		1.66		52		0.96	(h)
Year ended 3/31/2004(d)	11.85	41.63		1,101,872	0.89	(i)(j)	1.49		69		0.96	(k)
Year ended 3/31/2003(d)	8.48	(26.95)		451,815	0.97		1.43		75		0.97
Year ended 3/31/2002(d)	11.96	5.64		513,206	0.95	(i)	1.02		135		0.95
Year ended 3/31/2001	12.39	(1.97)		844,432	0.94	(i)	1.28		181		0.94

(a)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(b)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(c)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(d)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(e)  Not annualized.

(f)  Annualized.

(g)  The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 9) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.00% for Class A shares, 1.75% each for Class B and Class C shares and 0.75% for Class Z shares.

(h)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.87% for Primary A shares, 1.12% for Investor A shares and 1.87% each for Investor B and Investor C shares.

(i)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(j)  The reimbursement from Investment Advisor is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

(k)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.93% for Primary A shares, 1.18% for Investor A shares and 1.93% each for Investor B and Investor C shares.

(l)  Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

84

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

85

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)(a)		Net realized and unrealized gain/(loss) on investments		Net increase/ (decrease) in net asset value from operations	Dividends from net investment income		Distributions from net realized gains	Total dividends and distributions		Increase due to capital contributions
Mid Cap Value
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)	$14.02	$0.07		$1.05		$1.12	$(0.02)		$(0.99)	$(1.01)		$-
Year ended 3/31/2005	12.77	0.13		2.23	(e)	2.36	(0.12)		(1.00)	(1.12)		0.01
Year ended 3/31/2004	8.71	0.09		4.06		4.15	(0.09)		-	(0.09)		-
Year ended 3/31/2003	11.30	0.08		(2.60)		(2.52)	(0.05)		(0.02)	(0.07)		-
Period ended 3/31/2002(j)	10.00	0.04		1.30		1.34	(0.04)		-	(0.04)		-
Class B Shares
Six months ended 9/30/2005 (unaudited)(d)	$13.89	$0.06		$1.00		$1.06	$-		$(0.99)	$(0.99)		$-
Year ended 3/31/2005	12.70	0.03		2.20	(e)	2.23	(0.05)		(1.00)	(1.05)		0.01
Year ended 3/31/2004	8.67	-	(k)	4.05		4.05	(0.02)		-	(0.02)		-
Year ended 3/31/2003	11.29	0.01		(2.59)		(2.58)	(0.02)		(0.02)	(0.04)		-
Period ended 3/31/2002(j)	10.00	(0.04)		1.35		1.31	(0.02)		-	(0.02)		-
Class C Shares
Six months ended 9/30/2005 (unaudited)(d)	$13.93	$0.05		$1.01		$1.06	$-		$(0.99)	$(0.99)		$-
Year ended 3/31/2005	12.73	0.05		2.19	(e)	2.24	(0.05)		(1.00)	(1.05)		0.01
Year ended 3/31/2004	8.69	-	(k)	4.05		4.05	(0.01)		-	(0.01)		-
Year ended 3/31/2003	11.31	0.01		(2.59)		(2.58)	(0.02)		(0.02)	(0.04)		-
Period ended 3/31/2002(j)	10.00	(0.05)		1.36		1.31	(0.00	)(i)	-	(0.00	)(i)	-
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)	$14.04	$0.06		$1.09		$1.15	$(0.04)		$(0.99)	$(1.03)		$-
Year ended 3/31/2005	12.79	0.16		2.23	(e)	2.39	(0.15)		(1.00)	(1.15)		0.01
Year ended 3/31/2004	8.72	0.12		4.07		4.19	(0.12)		-	(0.12)		-
Year ended 3/31/2003	11.32	0.10		(2.61)		(2.51)	(0.07)		(0.02)	(0.09)		-
Period ended 3/31/2002(j)	10.00	0.06		1.30		1.36	(0.04)		-	(0.04)		-

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(b)		Ratio of Net assets end of period (000)	Ratio of net operating expenses to average net assets(c)		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets(c)
Mid Cap Value
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)	$14.13	8.71	%(f)	$744,617	1.14	%(g)	0.98	%(g)	25	%(f)	1.14	%(g)
Year ended 3/31/2005	14.02	19.90	(h)	10,258	1.20	(i)	0.99		61		1.20
Year ended 3/31/2004	12.77	47.80		8,121	1.28		0.79		79		1.28
Year ended 3/31/2003	8.71	(22.36)		3,270	1.41		0.86		98		1.41
Period ended 3/31/2002(j)	11.30	13.37		573	1.50	(g)	0.39	(g)	19		2.28	(g)
Class B Shares
Six months ended 9/30/2005 (unaudited)(d)	$13.96	8.32	%(f)	$318,671	1.89	%(g)	0.23	%(g)	25	%(f)	1.89	%(g)
Year ended 3/31/2005	13.89	18.91	(h)	4,447	1.95	(i)	0.24		61		1.95
Year ended 3/31/2004	12.70	46.56		3,650	2.03		0.04		79		2.03
Year ended 3/31/2003	8.67	(22.93)		1,961	2.16		0.11		98		2.16
Period ended 3/31/2002(j)	11.29	13.14		524	2.25	(g)	(0.36	)(g)	19		3.03	(g)
Class C Shares
Six months ended 9/30/2005 (unaudited)(d)	$14.00	8.30	%(f)	$75,210	1.89	%(g)	0.23	%(g)	25	%(f)	1.89	%(g)
Year ended 3/31/2005	13.93	18.97	(h)	944	1.95	(i)	0.36		61		1.95
Year ended 3/31/2004	12.73	46.66		684	2.03		0.04		79		2.03
Year ended 3/31/2003	8.69	(22.89)		362	2.16		0.11		98		2.16
Period ended 3/31/2002(j)	11.31	13.10		93	2.25	(g)	(0.36	)(g)	19		3.03	(g)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)	$14.16	8.90	%(f)	$1,262,496	0.89	%(g)	1.23	%(g)	25	%(f)	0.89	%(g)
Year ended 3/31/2005	14.04	20.16	(h)	591,318	0.95	(i)	1.24		61		0.95
Year ended 3/31/2004	12.79	48.18		492,327	1.03		1.04		79		1.03
Year ended 3/31/2003	8.72	(22.27)		294,087	1.16		1.11		98		1.16
Period ended 3/31/2002(j)	11.32	13.63		98,888	1.25	(g)	0.64	(g)	19		2.03	(g)

(a)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(d)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(e)  The effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain/(loss) on investments (per share). The effect of this reimbursement for the year ended March 31, 2005 was to increase net realized and unrealized gain/(loss) on investments by $0.01 for Primary A, Investor A, Investor B and Investor C shares.

(f)  Not annualized.

(g)  Annualized.

(h)  Without the effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 20.07%, 19.81%, 18.82% and 18.88% for Primary A, Investor A, Investor B and Investor C shares.

(i)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(j)  MidCap Value Primary A, Investor A, Investor B and Investor C shares commenced operations on November 20, 2001.

(k)  Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

86

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

87

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)(a)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Small Cap Value Fund II
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)	$12.52	$0.02	$1.04	$1.06	$-	$(0.60)	$(0.60)
Year ended 3/31/2005	12.26	(0.04)	1.47	1.43	-	(1.17)	(1.17)
Year ended 3/31/2004	7.71	(0.01)	4.67	4.66	(0.02)	(0.09)	(0.11)
Period ended 3/31/2003(h)	10.00	0.01	(2.28)	(2.27)	(0.02)	-	(0.02)
Class B Shares
Six months ended 9/30/2005 (unaudited)(d)	$12.28	$(0.03)	$1.02	$0.99	$-	$(0.58)	$(0.58)
Year ended 3/31/2005	12.13	(0.12)	1.44	1.32	-	(1.17)	(1.17)
Year ended 3/31/2004	7.68	(0.09)	4.63	4.54	-	(0.09)	(0.09)
Period ended 3/31/2003(h)	10.00	(0.04)	(2.28)	(2.32)	- (i)	-	- (i)
Class C Shares
Six months ended 9/30/2005 (unaudited)(d)	$12.27	$(0.02)	$1.01	$0.99	$-	$(0.58)	$(0.58)
Year ended 3/31/2005	12.13	(0.12)	1.43	1.31	-	(1.17)	(1.17)
Year ended 3/31/2004	7.67	(0.09)	4.64	4.55	-	(0.09)	(0.09)
Period ended 3/31/2003(h)	10.00	(0.04)	(2.29)	(2.33)	- (i)	-	- (i)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)	$12.60	$0.04	$1.04	$1.08	$- (i)	$(0.61)	$(0.61)
Year ended 3/31/2005	12.30	(0.01)	1.48	1.47	-	(1.17)	(1.17)
Year ended 3/31/2004	7.73	0.02	4.67	4.69	(0.03)	(0.09)	(0.12)
Period ended 3/31/2003(h)	10.00	0.03	(2.28)	(2.25)	(0.02)	-	(0.02)

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets(c)		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets(c)
Small Cap Value Fund II
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)	$12.98	8.91	%(e)	$5,902	1.28	%(f)	0.34	%(f)	34	%(e)	1.28	%(f)
Year ended 3/31/2005	12.52	13.42		4,868	1.47	(g)	(0.30)		61		1.49
Year ended 3/31/2004	12.26	60.64		3,840	1.55		(0.10)		111		1.60
Period ended 3/31/2003(h)	7.71	(22.75)		1,122	1.55	(f)	0.20	(f)	89		1.82	(f)
Class B Shares
Six months ended 9/30/2005 (unaudited)(d)	$12.69	8.45	%(e)	$1,614	2.03	%(f)	(0.42	)%(f)	34	%(e)	2.03	%(f)
Year ended 3/31/2005	12.28	12.59		1,569	2.22	(g)	(1.05)		61		2.24
Year ended 3/31/2004	12.13	59.34		1,395	2.30		(0.85)		111		2.35
Period ended 3/31/2003(h)	7.68	(23.20)		341	2.30	(f)	(0.55	)(f)	89		2.57	(f)
Class C Shares
Six months ended 9/30/2005 (unaudited)(d)	$12.68	8.46	%(e)	$765	2.03	%(f)	(0.36	)%(f)	34	%(e)	2.03	%(f)
Year ended 3/31/2005	12.27	12.51		370	2.22	(g)	(1.05)		61		2.24
Year ended 3/31/2004	12.13	59.54		278	2.30		(0.85)		111		2.35
Period ended 3/31/2003(h)	7.67	(23.29)		56	2.30	(f)	(0.55	)(f)	89		2.57	(f)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)	$13.07	9.00	%(e)	$197,805	1.03	%(f)	0.59	%(f)	34	%(e)	1.03	%(f)
Year ended 3/31/2005	12.60	13.72		197,829	1.22	(g)	(0.05)		61		1.24
Year ended 3/31/2004	12.30	60.96		151,556	1.30		0.15		111		1.35
Period ended 3/31/2003(h)	7.73	(22.50)		70,168	1.30	(f)	0.45	(f)	89		1.57	(f)

(a)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(d)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(e)  Not annualized.

(f)  Annualized.

(g)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(h)  SmallCap Value Primary A, Investor A, Investor B and Investor C shares commenced operations on May 1, 2002.

(i)  Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

88

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

89

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Distributions from net realized gains	Net asset value end of period
Growth(a)
Class A Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$17.04	$- (e)	$1.01	$1.01	$-	$18.05
Year ended 3/31/2005(d)	15.80	(0.03)	1.27	1.24	-	17.04
Year ended 3/31/2004(d)	11.86	(0.06)	4.00	3.94	-	15.80
Year ended 3/31/2003(d)	14.72	(0.08)	(2.78)	(2.86)	-	11.86
Year ended 3/31/2002(d)	14.87	(0.09)	(0.06)	(0.15)	-	14.72
Year ended 3/31/2001	21.62	(0.05)	(6.54)	(6.59)	(0.16)	14.87
Class B Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$16.18	$(0.06)	$0.96	$0.90	$-	$17.08
Year ended 3/31/2005(d)	15.12	(0.15)	1.21	1.06	-	16.18
Year ended 3/31/2004(d)	11.43	(0.16)	3.85	3.69	-	15.12
Year ended 3/31/2003(d)	14.29	(0.17)	(2.69)	(2.86)	-	11.43
Year ended 3/31/2002(d)	14.55	(0.20)	(0.06)	(0.26)	-	14.29
Year ended 3/31/2001	21.31	(0.18)	(6.42)	(6.60)	(0.16)	14.55
Class C Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$16.20	$(0.06)	$0.96	$0.90	$-	$17.10
Year ended 3/31/2005(d)	15.14	(0.15)	1.21	1.06	-	16.20
Year ended 3/31/2004(d)	11.44	(0.17)	3.87	3.70	-	15.14
Year ended 3/31/2003(d)	14.31	(0.17)	(2.70)	(2.87)	-	11.44
Year ended 3/31/2002(d)	14.57	(0.20)	(0.06)	(0.26)	-	14.31
Year ended 3/31/2001	21.34	(0.17)	(6.44)	(6.61)	(0.16)	14.57
Class Z Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$17.25	$0.03	$1.03	$1.06	$-	$18.31
Year ended 3/31/2005(d)	15.96	0.01	1.28	1.29	-	17.25
Year ended 3/31/2004(d)	11.95	(0.02)	4.03	4.01	-	15.96
Year ended 3/31/2003(d)	14.79	(0.05)	(2.79)	(2.84)	-	11.95
Year ended 3/31/2002(d)	14.91	(0.06)	(0.06)	(0.12)	-	14.79
Year ended 3/31/2001	21.61	(0.01)	(6.53)	(6.54)	(0.16)	14.91

								Without waivers and/or expense reimbursements
	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Ratio of operating expenses to average net assets
Growth(a)
Class A Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	5.93	%(f)	$1,434,263	1.18	%(g)	0.04	%(g)	1.23	%(g)(h)
Year ended 3/31/2005(d)	7.85		988,948	1.30		(0.21)		1.33	(i)
Year ended 3/31/2004(d)	33.22		546,537	1.37		(0.42)		1.39	(j)
Year ended 3/31/2003(d)	(19.43)		279,840	1.42		(0.62)		1.42
Year ended 3/31/2002(d)	(1.01)		217,963	1.39		(0.64)		1.39
Year ended 3/31/2001	(30.63)		164,031	1.35		(0.28)		1.35
Class B Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	5.56	%(f)	$190,648	1.93	%(g)	(0.69	)%(g)	1.98	%(g)(h)
Year ended 3/31/2005(d)	7.01		194,668	2.05		(0.96)		2.08	(i)
Year ended 3/31/2004(d)	32.28		200,270	2.12		(1.17)		2.14	(j)
Year ended 3/31/2003(d)	(20.01)		137,432	2.17		(1.37)		2.17
Year ended 3/31/2002(d)	(1.79)		209,503	2.14		(1.39)		2.14
Year ended 3/31/2001	(31.13)		239,621	2.10		(1.03)		2.10
Class C Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	5.56	%(f)	$509,946	1.93	%(g)	(0.71	)%(g)	1.98	%(g)(h)
Year ended 3/31/2005(d)	7.00		352,016	2.05		(0.96)		2.08	(i)
Year ended 3/31/2004(d)	32.34		177,599	2.12		(1.17)		2.14	(j)
Year ended 3/31/2003(d)	(20.06)		55,913	2.17		(1.37)		2.17
Year ended 3/31/2002(d)	(1.78)		31,886	2.14		(1.39)		2.14
Year ended 3/31/2001	(31.10)		32,365	2.10		(1.03)		2.10
Class Z Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	6.14	%(f)	$1,076,067	0.93	%(g)	0.29	%(g)	0.98	%(g)(h)
Year ended 3/31/2005(d)	8.08		774,996	1.05		0.04		1.08	(i)
Year ended 3/31/2004(d)	33.56		371,942	1.12		(0.17)		1.14	(j)
Year ended 3/31/2003(d)	(19.20)		106,436	1.17		(0.37)		1.17
Year ended 3/31/2002(d)	(0.80)		58,752	1.14		(0.39)		1.14
Year ended 3/31/2001	(30.42)		80,526	1.10		(0.03)		1.10

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Growth Master Portfolio.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(d)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(e)  Amount represents less than $0.01 per share.

(f)  Not annualized.

(g)  Annualized.

(h)  The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 9) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.19% for Class A shares, 1.94% each for Class B and Class C shares and 0.94% for Class Z shares.

(i)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.05% for Primary A shares, 1.30% for Investor A shares and 2.05% each for Investor B and Investor C shares.

(j)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.12% for Primary A shares, 1.37% for Investor A shares and 2.12% each for Investor B and Investor C shares.

See Accompanying Notes to Financial Statements.

90

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

91

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Large Cap Core(a)
Class A Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$12.00	$0.05	$0.61	$0.66	$-	$-	$-
Year ended 3/31/2005(d)	11.55	0.10	0.45 (h)	0.55	(0.10)	-	(0.10)
Year ended 3/31/2004(d)	8.76	0.03	2.79	2.82	(0.03)	-	(0.03)
Year ended 3/31/2003(d)	12.31	0.04	(3.56)	(3.52)	(0.03)	-	(0.03)
Year ended 3/31/2002(d)	12.44	(0.01)	(0.11)	(0.12)	(0.01)	-	(0.01)
Year ended 3/31/2001	16.98	(0.04)	(4.47)	(4.51)	-	(0.03)	(0.03)
Class B Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$11.65	$0.01	$0.58	$0.59	$- (p)	$-	$-
Year ended 3/31/2005(d)	11.21	0.02	0.42 (h)	0.44	- (p)	-	- (p)
Year ended 3/31/2004(d)	8.54	(0.05)	2.72	2.67	-	-	-
Year ended 3/31/2003(d)	12.07	(0.03)	(3.50)	(3.53)	- (p)	-	- (p)
Year ended 3/31/2002(d)	12.29	(0.10)	(0.12)	(0.22)	- (p)	-	- (p)
Year ended 3/31/2001	16.90	(0.14)	(4.44)	(4.58)	-	(0.03)	(0.03)
Class C Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$11.64	$0.01	$0.59	$0.60	$-	$-	$-
Year ended 3/31/2005(d)	11.21	0.02	0.42 (h)	0.44	(0.01)	-	(0.01)
Year ended 3/31/2004(d)	8.54	(0.05)	2.72	2.67	-	-	-
Year ended 3/31/2003(d)	12.08	(0.03)	(3.51)	(3.54)	-	-	-
Year ended 3/31/2002(d)	12.30	(0.10)	(0.12)	(0.22)	- (p)	-	- (p)
Year ended 3/31/2001	16.92	(0.14)	(4.45)	(4.59)	-	(0.03)	(0.03)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$12.03	$0.07	$0.61	$0.68	$-	$-	$-
Year ended 3/31/2005(d)	11.58	0.13	0.45 (h)	0.58	(0.13)	-	(0.13)
Year ended 3/31/2004(d)	8.78	0.05	2.81	2.86	(0.06)	-	(0.06)
Year ended 3/31/2003(d)	12.35	0.07	(3.59)	(3.52)	(0.05)	-	(0.05)
Year ended 3/31/2002(d)	12.47	0.02	(0.12)	(0.10)	(0.02)	-	(0.02)
Year ended 3/31/2001	17.03	(0.01)	(4.51)	(4.52)	(0.01)	(0.03)	(0.04)

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
Large Cap Core(a)
Class A Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$12.66	5.50	%(e)	$204,385	1.04	%(f)	0.84	%(f)	-		1.08	%(f)(g)
Year ended 3/31/2005(d)	12.00	4.71	(i)	213,513	1.12	(j)(k)	0.89		-		1.15	(l)
Year ended 3/31/2004(d)	11.55	32.21		245,616	1.18	(j)	0.27		-		1.21	(m)
Year ended 3/31/2003(d)	8.76	(28.61)		213,691	1.19		0.44		15	%(n)	1.19
Year ended 3/31/2002(d)	12.31	(0.97)		26,742	1.19	(o)	(0.05)		71		1.19	(o)
Year ended 3/31/2001	12.44	(26.62)		11,895	1.19	(k)(o)	(0.34)		56		1.19	(o)
Class B Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$12.24	5.06	%(e)	$33,951	1.79	%(f)	0.09	%(f)	-		1.83	%(f)(g)
Year ended 3/31/2005(d)	11.65	3.93	(i)	37,140	1.87	(j)(k)	0.14		-		1.90	(l)
Year ended 3/31/2004(d)	11.21	31.26		44,571	1.93	(j)	(0.48)		-		1.96	(m)
Year ended 3/31/2003(d)	8.54	(29.23)		38,972	1.94		(0.31)		15	%(n)	1.94
Year ended 3/31/2002(d)	12.07	(1.78)		8,358	1.94	(o)	(0.80)		71		1.94	(o)
Year ended 3/31/2001	12.29	(27.16)		6,758	1.94	(k)(o)	(1.09)		56		1.94	(o)
Class C Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$12.24	5.15	%(e)	$14,748	1.79	%(f)	0.09	%(f)	-		1.83	%(f)(g)
Year ended 3/31/2005(d)	11.64	3.91	(i)	14,899	1.87	(j)(k)	0.14		-		1.90	(l)
Year ended 3/31/2004(d)	11.21	31.26		16,702	1.93	(j)	(0.48)		-		1.96	(m)
Year ended 3/31/2003(d)	8.54	(29.30)		12,857	1.94		(0.31)		15	%(n)	1.94
Year ended 3/31/2002(d)	12.08	(1.78)		2,645	1.94	(o)	(0.80)		71		1.94	(o)
Year ended 3/31/2001	12.30	(27.14)		2,137	1.94	(k)(o)	(1.09)		56		1.94	(o)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$12.71	5.65	%(e)	$1,306,103	0.79	%(f)	1.09	%(f)	-		0.83	%(f)(g)
Year ended 3/31/2005(d)	12.03	4.98	(i)	1,187,622	0.87	(j)(k)	1.14		-		0.90	(l)
Year ended 3/31/2004(d)	11.58	32.58		1,517,644	0.93	(j)	0.52		-		0.96	(m)
Year ended 3/31/2003(d)	8.78	(28.55)		1,393,260	0.94		0.69		15	%(n)	0.94
Year ended 3/31/2002(d)	12.35	(0.83)		1,230,030	0.94	(o)	0.20		71		0.94	(o)
Year ended 3/31/2001	12.47	(26.62)		1,182,028	0.94	(k)(o)	(0.09)		56		0.94	(o)

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Strategic Growth Master Portfolio.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(d)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(e)  Not annualized.

(f)  Annualized.

(g)  The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 9) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.04% for Class A shares, 1.79% each for Class B and Class C shares and 0.79% for Class Z shares.

(h)  The effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain/(loss) on investments (per share). The effect of this reimbursement for the year ended March 31, 2004 was less than $0.01 for Primary A, Investor A, Investor B, and Investor C shares.

(i)  Without the effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 4.97%, 4.70%, 3.92% and 3.90% for Primary A, Investor A, Investor B and Investor C shares.

(j)  The reimbursement from Investment Advisor is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01% for the year ended March 31, 2004.

(k)  The effect of interest expense on the operating expense ratio was less than 0.01%

(l)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.88% for Primary A shares, 1.13% for Investor A shares and 1.88% each for Investor B and Investor C shares.

(m)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursement would have been 0.93% for Primary A shares, 1.18% for Investor A shares and 1.93% each for Investor B and Investor C shares.

(n)  Amount represents results prior to conversion to a Master-feeder structure on May 13, 2002.

(o)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(p)  Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

92

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

93

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Distributions from net realized gains	Net asset value end of period
Focused Equities(a)
Class A Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$17.67	$(0.02)	$1.72	$1.70	$-	$19.37
Year ended 3/31/2005(d)	16.79	(0.06)	0.94	0.88	-	17.67
Year ended 3/31/2004(d)	12.70	(0.08)	4.17	4.09	-	16.79
Year ended 3/31/2003(d)	15.77	(0.08)	(2.99)	(3.07)	-	12.70
Year ended 3/31/2002(d)	15.31	(0.09)	0.55	0.46	-	15.77
Year ended 3/31/2001	22.56	(0.06)	(7.11)	(7.17)	(0.08)	15.31
Class B Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$16.80	$(0.17)	$1.72	$1.55	$-	$18.35
Year ended 3/31/2005(d)	16.08	(0.18)	0.90	0.72	-	16.80
Year ended 3/31/2004(d)	12.25	(0.19)	4.02	3.83	-	16.08
Year ended 3/31/2003(d)	15.33	(0.18)	(2.90)	(3.08)	-	12.25
Year ended 3/31/2002(d)	15.00	(0.20)	0.53	0.33	-	15.33
Year ended 3/31/2001	22.26	(0.20)	(6.98)	(7.18)	(0.08)	15.00
Class C Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$16.85	$(0.17)	$1.72	$1.55	$-	$18.40
Year ended 3/31/2005(d)	16.13	(0.18)	0.90	0.72	-	16.85
Year ended 3/31/2004(d)	12.29	(0.19)	4.03	3.84	-	16.13
Year ended 3/31/2003(d)	15.38	(0.18)	(2.91)	(3.09)	-	12.29
Year ended 3/31/2002(d)	15.05	(0.20)	0.53	0.33	-	15.38
Year ended 3/31/2001	22.33	(0.20)	(7.00)	(7.20)	(0.08)	15.05
Class Z Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$17.92	$0.04	$1.71	$1.75	$-	$19.67
Year ended 3/31/2005(d)	16.98	(0.02)	0.96	0.94	-	17.92
Year ended 3/31/2004(d)	12.81	(0.04)	4.21	4.17	-	16.98
Year ended 3/31/2003(d)	15.87	(0.05)	(3.01)	(3.06)	-	12.81
Year ended 3/31/2002(d)	15.37	(0.05)	0.55	0.50	-	15.87
Year ended 3/31/2001	22.59	(0.01)	(7.13)	(7.14)	(0.08)	15.37

								Without waivers and/or expense reimbursements
	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Ratio of operating expenses to average net assets
Focused Equities(a)
Class A Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	9.62	%(e)	$1,610,998	1.21	%(f)	(0.09	)%(f)	1.26	%(f)(g)
Year ended 3/31/2005(d)	5.24		1,256,948	1.30		(0.37)		1.33	(h)
Year ended 3/31/2004(d)	32.20		1,030,985	1.34		(0.49)		1.37	(i)
Year ended 3/31/2003(d)	(19.47)		537,958	1.37		(0.60)		1.37
Year ended 3/31/2002(d)	3.00		507,590	1.36		(0.58)		1.36
Year ended 3/31/2001	(31.80)		491,437	1.34		(0.30)		1.34
Class B Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	9.23	%(e)	$512,030	1.96	%(f)	(0.83	)%(f)	2.01	%(f)(g)
Year ended 3/31/2005(d)	4.48		517,489	2.05		(1.12)		2.08	(h)
Year ended 3/31/2004(d)	31.27		576,884	2.09		(1.24)		2.12	(i)
Year ended 3/31/2003(d)	(20.09)		462,082	2.12		(1.35)		2.12
Year ended 3/31/2002(d)	2.20		679,688	2.11		(1.33)		2.11
Year ended 3/31/2001	(32.32)		741,285	2.09		(1.05)		2.09
Class C Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	9.20	%(e)	$439,820	1.96	%(f)	(0.83	)%(f)	2.01	%(f)(g)
Year ended 3/31/2005(d)	4.46		382,989	2.05		(1.12)		2.08	(h)
Year ended 3/31/2004(d)	31.24		342,885	2.09		(1.24)		2.12	(i)
Year ended 3/31/2003(d)	(20.09)		175,032	2.12		(1.35)		2.12
Year ended 3/31/2002(d)	2.19		188,842	2.11		(1.33)		2.11
Year ended 3/31/2001	(32.31)		203,642	2.09		(1.05)		2.09
Class Z Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	9.77	%(e)	$855,805	0.96	%(f)	0.17	%(f)	1.01	%(f)(g)
Year ended 3/31/2005(d)	5.54		751,124	1.05		(0.12)		1.08	(h)
Year ended 3/31/2004(d)	32.55		701,306	1.09		(0.24)		1.12	(i)
Year ended 3/31/2003(d)	(19.28)		384,706	1.12		(0.35)		1.12
Year ended 3/31/2002(d)	3.25		346,435	1.11		(0.33)		1.11
Year ended 3/31/2001	(31.67)		354,798	1.09		(0.05)		1.09

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Focused Equities Master Portfolio.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(d)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(e)  Not annualized.

(f)  Annualized.

(g)  The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 9) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.22% for Class A shares, 1.97% each for Class B and Class C shares and 0.97% for Class Z shares.

(h)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.05% for Primary A shares, 1.30% for Investor A shares and 2.05% each for Investor B and Investor C shares.

(i)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.09% for Primary A shares, 1.34% for Investor A shares and 2.09% each for Investor B and Investor C shares.

See Accompanying Notes to Financial Statements.

94

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

95

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Distributions from net realized gains	Net asset value end of period
Mid Cap Growth
Class A Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$11.80	$(0.02)	$0.97	$0.95	$-	$12.75
Year ended 3/31/2005(d)	11.26	(0.08)	0.62 (g)	0.54	-	11.80
Year ended 3/31/2004(d)	8.33	(0.07)	3.00	2.93	-	11.26
Year ended 3/31/2003(d)	12.73	(0.07)	(4.33)	(4.40)	-	8.33
Year ended 3/31/2002(d)	14.14	(0.09)	(1.32)	(1.41)	-	12.73
Year ended 3/31/2001	21.87	(0.09)	(3.91)	(4.00)	(3.73)	14.14
Class B Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$10.42	$(0.06)	$0.83	$0.77	$-	$11.19
Year ended 3/31/2005(d)	10.02	(0.14)	0.54 (g)	0.40	-	10.42
Year ended 3/31/2004(d)	7.46	(0.13)	2.69	2.56	-	10.02
Year ended 3/31/2003(d)	11.51	(0.12)	(3.93)	(4.05)	-	7.46
Year ended 3/31/2002(d)	12.87	(0.17)	(1.19)	(1.36)	-	11.51
Year ended 3/31/2001	20.38	(0.19)	(3.59)	(3.78)	(3.73)	12.87
Class C Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$10.48	$(0.06)	$0.84	$0.78	$-	$11.26
Year ended 3/31/2005(d)	10.08	(0.14)	0.54 (g)	0.40	-	10.48
Year ended 3/31/2004(d)	7.51	(0.13)	2.70	2.57	-	10.08
Year ended 3/31/2003(d)	11.57	(0.12)	(3.94)	(4.06)	-	7.51
Year ended 3/31/2002(d)	12.95	(0.17)	(1.21)	(1.38)	-	11.57
Year ended 3/31/2001	20.47	(0.17)	(3.62)	(3.79)	(3.73)	12.95
Class Z Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$12.33	$(0.01)	$1.03	$1.02	$-	$13.35
Year ended 3/31/2005(d)	11.74	(0.05)	0.64 (g)	0.59	-	12.33
Year ended 3/31/2004(d)	8.66	(0.05)	3.13	3.08	-	11.74
Year ended 3/31/2003(d)	13.21	(0.04)	(4.51)	(4.55)	-	8.66
Year ended 3/31/2002(d)	14.63	(0.05)	(1.37)	(1.42)	-	13.21
Year ended 3/31/2001	22.41	(0.03)	(4.02)	(4.05)	(3.73)	14.63

										Without waivers and/or expense reimbursements
	Total return (a)		Net assets end of period (000)	Ratio of operating expenses to average net assets(b)		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets(b)
Mid Cap Growth
Class A Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	8.05	%(e)	$28,724	1.23	%(f)	(0.33	)%(f)	93	%(e)	1.23	%(f)
Year ended 3/31/2005(d)	4.80	(h)	21,287	1.22	(i)	(0.67)		148		1.23
Year ended 3/31/2004(d)	35.17		22,673	1.21	(i)	(0.71)		65		1.21
Year ended 3/31/2003(d)	(34.56)		18,120	1.22	(i)	(0.70)		58		1.22
Year ended 3/31/2002(d)	(9.97)		32,138	1.22	(i)	(0.64)		39		1.22
Year ended 3/31/2001	(20.98)		16,536	1.23		(0.52)		39		1.23
Class B Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	7.39	%(e)	$15,616	1.98	%(f)	(1.09	)%(f)	93	%(e)	1.98	%(f)
Year ended 3/31/2005(d)	3.99	(h)	22,986	1.97	(i)	(1.42)		148		1.98
Year ended 3/31/2004(d)	34.32		26,662	1.96	(i)	(1.46)		65		1.96
Year ended 3/31/2003(d)	(35.19)		21,990	1.97	(i)	(1.45)		58		1.97
Year ended 3/31/2002(d)	(10.57)		45,368	1.97	(i)	(1.39)		39		1.97
Year ended 3/31/2001	(21.51)		44,261	1.98		(1.27)		39		1.98
Class C Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	7.44	%(e)	$1,830	1.98	%(f)	(1.09	)%(f)	93	%(e)	1.98	%(f)
Year ended 3/31/2005(d)	3.97	(h)	1,495	1.97	(i)	(1.42)		148		1.98
Year ended 3/31/2004(d)	34.22		1,816	1.96	(i)	(1.46)		65		1.96
Year ended 3/31/2003(d)	(35.09)		1,709	1.97	(i)	(1.45)		58		1.97
Year ended 3/31/2002(d)	(10.66)		3,024	1.97	(i)	(1.39)		39		1.97
Year ended 3/31/2001	(21.46)		3,248	1.98		(1.27)		39		1.98
Class Z Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	8.27	%(e)	$482,111	0.98	%(f)	(0.09	)%(f)	93	%(e)	0.98	%(f)
Year ended 3/31/2005(d)	5.03	(h)	424,465	0.97	(i)	(0.42)		148		0.98
Year ended 3/31/2004(d)	35.57		461,304	0.96	(i)	(0.46)		65		0.96
Year ended 3/31/2003(d)	(34.44)		402,987	0.97	(i)	(0.45)		58		0.97
Year ended 3/31/2002(d)	(9.71)		547,514	0.97	(i)	(0.39)		39		0.97
Year ended 3/31/2001	(20.67)		388,152	0.98		(0.27)		39		0.98

(a)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(b)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(c)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(d)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(e)  Not annualized.

(f)  Annualized.

(g)  The effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain/(loss) on investments (per share). The effect of this reimbursement for the year ended March 31, 2005 was to increase net realized and unrealized gain/(loss) on investments by $0.02 for Primary A, Investor A, Investor B, and Investor C shares.

(h)  Without the effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 4.81%, 4.58%, 3.78% and 3.77% for Primary A, Investor A, Investor B and Investor C shares.

(i)  The effect of interest expense on the operating expense ratio was less than 0.01%.

See Accompanying Notes to Financial Statements.

96

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

97

Financial highlights (continued)

For a share outstanding throughout each period.

		Net asset value beginning of period	Net investment income/(loss)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Net asset value end of period	Total return(a)
21	st Century
Class A Shares
Six months ended 9/30/2005 (unaudited)(b)(c)		$10.61	$-	$0.80	$0.80	$11.41	7.54	%(d)
Year ended 3/31/2005(c)		9.70	(0.05)	0.96	0.91	10.61	9.38
Year ended 3/31/2004(c)		6.19	(0.05)	3.56	3.51	9.70	56.70
Year ended 3/31/2003(c)		7.06	(0.07)	(0.80)	(0.87)	6.19	(12.32)
Year ended 3/31/2002(c)		6.97	(0.07)	0.16	0.09	7.06	1.29
Period ended 3/31/2001(i)		10.00	(0.06)	(2.97)	(3.03)	6.97	(30.30)
Class B Shares
Six months ended 9/30/2005 (unaudited)(b)(c)		$10.22	$(0.04)	$0.77	$0.73	$10.95	7.14	%(d)
Year ended 3/31/2005(c)		9.42	(0.12)	0.92	0.80	10.22	8.49
Year ended 3/31/2004(c)		6.05	(0.13)	3.50	3.37	9.42	55.70
Year ended 3/31/2003(c)		6.96	(0.12)	(0.79)	(0.91)	6.05	(13.07)
Year ended 3/31/2002(c)		6.92	(0.12)	0.16	0.04	6.96	0.58
Period ended 3/31/2001(i)		10.00	(0.11)	(2.97)	(3.08)	6.92	(30.80)
Class C Shares
Six months ended 9/30/2005 (unaudited)(b)(c)		$10.22	$(0.04)	$0.77	$0.73	$10.95	7.14	%(d)
Year ended 3/31/2005(c)		9.42	(0.12)	0.92	0.80	10.22	8.49
Year ended 3/31/2004(c)		6.05	(0.13)	3.50	3.37	9.42	55.70
Year ended 3/31/2003(c)		6.96	(0.12)	(0.79)	(0.91)	6.05	(13.07)
Year ended 3/31/2002(c)		6.92	(0.12)	0.16	0.04	6.96	0.58
Period ended 3/31/2001(i)		10.00	(0.11)	(2.97)	(3.08)	6.92	(30.80)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(b)(c)		$10.75	$0.01	$0.82	$0.83	$11.58	7.72	%(d)
Year ended 3/31/2005(c)		9.80	(0.03)	0.98	0.95	10.75	9.69
Year ended 3/31/2004(c)		6.24	(0.03)	3.59	3.56	9.80	57.05
Year ended 3/31/2003(c)		7.10	(0.05)	(0.81)	(0.86)	6.24	(12.11)
Year ended 3/31/2002(c)		6.99	(0.05)	0.16	0.11	7.10	1.57
Period ended 3/31/2001(i)		10.00	(0.03)	(2.98)	(3.01)	6.99	(30.10)

									Without waivers and/or expense reimbursements
		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
21	st Century
Class A Shares
Six months ended 9/30/2005 (unaudited)(b)(c)		$325,092	1.30	%(e)(f)	(0.07	)%(e)	79	%(d)	1.30	%(e)(f)
Year ended 3/31/2005(c)		187,094	1.40	(f)(g)	(0.50)		130		1.40	(f)
Year ended 3/31/2004(c)		48,630	1.49	(f)(g)	(0.59	)(h)	204		1.49	(f)
Year ended 3/31/2003(c)		10,853	1.70	(f)(g)	(1.06)		308		1.71	(f)
Year ended 3/31/2002(c)		14,741	1.62	(f)	(0.97)		419		1.62	(f)
Period ended 3/31/2001(i)		19,644	1.60	(e)	(0.66	)(e)	426		1.60	(e)
Class B Shares
Six months ended 9/30/2005 (unaudited)(b)(c)		$69,973	2.05	%(e)(f)	(0.78	)%(e)	79	%(d)	2.05	%(e)(f)
Year ended 3/31/2005(c)		60,495	2.15	(f)(g)	(1.25)		130		2.15	(f)
Year ended 3/31/2004(c)		48,277	2.24	(f)(g)	(1.34	)(h)	204		2.24	(f)
Year ended 3/31/2003(c)		29,562	2.45	(f)(g)	(1.81)		308		2.46	(f)
Year ended 3/31/2002(c)		43,187	2.37	(f)	(1.72)		419		2.37	(f)
Period ended 3/31/2001(i)		50,404	2.35	(e)	(1.41	)(e)	426		2.35	(e)
Class C Shares
Six months ended 9/30/2005 (unaudited)(b)(c)		$71,218	2.05	%(e)(f)	(0.83	)%(e)	79	%(d)	2.05	%(e)(f)
Year ended 3/31/2005(c)		38,460	2.15	(f)(g)	(1.25)		130		2.15	(f)
Year ended 3/31/2004(c)		14,700	2.24	(f)(g)	(1.34	)(h)	204		2.24	(f)
Year ended 3/31/2003(c)		3,517	2.45	(f)(g)	(1.81)		308		2.46	(f)
Year ended 3/31/2002(c)		4,660	2.37	(f)	(1.72)		419		2.37	(f)
Period ended 3/31/2001(i)		6,557	2.35	(e)	(1.41	)(e)	426		2.35	(e)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(b)(c)		$148,370	1.05	%(e)(f)	0.21	%(e)	79	%(d)	1.05	%(e)(f)
Year ended 3/31/2005(c)		114,896	1.15	(f)(g)	(0.25)		130		1.15	(f)
Year ended 3/31/2004(c)		37,027	1.24	(f)(g)	(0.34	)(h)	204		1.24	(f)
Year ended 3/31/2003(c)		3,543	1.45	(f)(g)	(0.81)		308		1.46	(f)
Year ended 3/31/2002(c)		3,356	1.37	(f)	(0.72)		419		1.37	(f)
Period ended 3/31/2001(i)		5,686	1.35	(e)	(0.41	)(e)	426		1.35	(e)

(a)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(b)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(c)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(d)  Not annualized.

(e)  Annualized.

(f)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(g)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(h)  Reflects overall Fund ratios for investment income.

(i)  21st Century Primary A, Investor A, Investor B and Investor C shares commenced operations on April 10, 2000.

See Accompanying Notes to Financial Statements.

98

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

99

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Distributions from net realized gains	Net asset value end of period
Small Cap Growth Fund II(a)
Class A Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$15.06	$(0.07)	$1.69	$1.62	$-	$16.68
Year ended 3/31/2005(d)	15.04	(0.14)	0.16	0.02	-	15.06
Year ended 3/31/2004(d)	9.96	(0.13)	5.21	5.08	-	15.04
Year ended 3/31/2003(d)	14.84	(0.10)	(4.78)	(4.88)	-	9.96
Year ended 3/31/2002(d)	13.52	(0.10)	1.42	1.32	-	14.84
Year ended 3/31/2001	22.44	(0.14)	(6.58)	(6.72)	(2.20)	13.52
Class B Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$14.13	$(0.12)	$1.59	$1.47	$-	$15.60
Year ended 3/31/2005(d)	14.22	(0.24)	0.15	(0.09)	-	14.13
Year ended 3/31/2004(d)	9.49	(0.22)	4.95	4.73	-	14.22
Year ended 3/31/2003(d)	14.25	(0.18)	(4.58)	(4.76)	-	9.49
Year ended 3/31/2002(d)	13.08	(0.20)	1.37	1.17	-	14.25
Year ended 3/31/2001	21.94	(0.23)	(6.43)	(6.66)	(2.20)	13.08
Class C Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$14.33	$(0.12)	$1.60	$1.48	$-	$15.81
Year ended 3/31/2005(d)	14.42	(0.24)	0.15	(0.09)	-	14.33
Year ended 3/31/2004(d)	9.62	(0.22)	5.02	4.80	-	14.42
Year ended 3/31/2003(d)	14.45	(0.18)	(4.65)	(4.83)	-	9.62
Year ended 3/31/2002(d)	13.26	(0.20)	1.39	1.19	-	14.45
Year ended 3/31/2001	22.21	(0.25)	(6.50)	(6.75)	(2.20)	13.26
Class Z Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$15.40	$(0.05)	$1.74	$1.69	$-	$17.09
Year ended 3/31/2005(d)	15.35	(0.11)	0.16	0.05	-	15.40
Year ended 3/31/2004(d)	10.14	(0.10)	5.31	5.21	-	15.35
Year ended 3/31/2003(d)	15.07	(0.07)	(4.86)	(4.93)	-	10.14
Year ended 3/31/2002(d)	13.69	(0.07)	1.45	1.38	-	15.07
Year ended 3/31/2001	22.66	(0.10)	(6.67)	(6.77)	(2.20)	13.69

										Without waivers and/or expense reimbursements
	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
Small Cap Growth Fund II(a)
Class A Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	10.76	%(e)	$135,408	1.24	%(f)	(0.88	)%(f)	-		1.29	%(f)(g)
Year ended 3/31/2005(d)	0.13		132,400	1.32		(0.96)		-		1.40	(h)
Year ended 3/31/2004(d)	51.00		212,854	1.38	(i)(j)	(1.00)		40	%(k)	1.50	(l)
Year ended 3/31/2003(d)	(32.88)		128,620	1.40	(i)	(0.86)		44		1.48
Year ended 3/31/2002(d)	9.76		157,759	1.40	(i)	(0.73)		35		1.46
Year ended 3/31/2001	(31.96)		146,457	1.40	(i)	(0.77)		48		1.45
Class B Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	10.40	%(e)	$15,689	1.99	%(f)	(1.63	)%(f)	-		2.04	%(f)(g)
Year ended 3/31/2005(d)	(0.63)		16,131	2.07		(1.73)		-		2.15	(h)
Year ended 3/31/2004(d)	49.84		19,367	2.13	(i)(j)	(1.75)		40	%(k)	2.25	(l)
Year ended 3/31/2003(d)	(33.40)		12,567	2.15	(i)	(1.61)		44		2.23
Year ended 3/31/2002(d)	8.94		17,484	2.15	(i)	(1.48)		35		2.21
Year ended 3/31/2001	(32.45)		11,744	2.15	(i)	(1.52)		48		2.20
Class C Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	10.33	%(e)	$3,517	1.99	%(f)	(1.63	)%(f)	-		2.04	%(f)(g)
Year ended 3/31/2005(d)	(0.62)		3,651	2.07		(1.73)		-		2.15	(h)
Year ended 3/31/2004(d)	49.90		5,454	2.13	(i)(j)	(1.75)		40	%(k)	2.25	(l)
Year ended 3/31/2003(d)	(33.43)		3,644	2.15	(i)	(1.61)		44		2.23
Year ended 3/31/2002(d)	8.97		3,871	2.15	(i)	(1.48)		35		2.21
Year ended 3/31/2001	(32.46)		2,813	2.15	(i)	(1.52)		48		2.20
Class Z Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	10.97	%(e)	$330,734	0.99	%(f)	(0.63	)%(f)	-		1.04	%(f)(g)
Year ended 3/31/2005(d)	0.33		360,975	1.07		(0.73)		-		1.15	(h)
Year ended 3/31/2004(d)	51.38		509,419	1.13	(i)(j)	(0.75)		40	%(k)	1.25	(l)
Year ended 3/31/2003(d)	(32.71)		410,198	1.15	(i)	(0.61)		44		1.23
Year ended 3/31/2002(d)	10.08		572,820	1.15	(i)	(0.48)		35		1.21
Year ended 3/31/2001	(31.86)		477,246	1.15	(i)	(0.52)		48		1.20

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Small Company Master Portfolio.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(d)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(e)  Not annualized.

(f)  Annualized.

(g)  The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 9) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.25% for Class A shares, 2.00% each for Class B and Class C shares and 1.00% for Class Z shares.

(h)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.12% for Primary A shares, 1.37% for Investor A shares and 2.12% each for Investor B and Investor C shares.

(i)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(j)  The reimbursement from Investment Advisor is included in the ratio of operating expenses to average net assets (with waivers). Absent this reimbursement, the ratios of operating expenses to average net assets would have been 1.15% for Primary A shares, 1.40% for Investor A shares and 2.15% each for Investor B and Investor C shares.

(k)  Amount represents results prior to conversion to a master-feeder structure on November 1, 2003.
(l)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.22% for Primary A shares, 1.47% for Investor A shares and 2.22% each for Investor B and Investor C shares.

See Accompanying Notes to Financial Statements.

100

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

101

Notes to financial statements  September 30, 2005 (unaudited)

Note 1.  Organization

Columbia Funds Series Trust (the "Trust"), formerly Nations Funds Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as an open-end investment company. Information presented in these financial statements pertains to the following portfolios of the Trust (each a "Fund" and collectively, the "Funds"):

Fund Name	Former Fund Name
Columbia Convertible Securities Fund	Nations Convertible Securities Fund

Columbia Asset Allocation Fund II	Nations Asset Allocation Fund

Columbia Large Cap Value Fund	Nations Value Fund

Columbia Mid Cap Value Fund	Nations MidCap Value Fund

Columbia Small Cap Value Fund II	Nations SmallCap Value Fund

Columbia Marsico Growth Fund	Nations Marsico Growth Fund

Columbia Large Cap Core Fund	Nations Strategic Growth Fund

Columbia Marsico Focused Equities Fund	Nations Marsico Focused Equities Fund

Columbia Marsico Mid Cap Growth Fund	Nations Marsico MidCap Growth Fund

Columbia Marsico 21st Century Fund	Nations Marsico 21st Century Fund

Columbia Small Cap Growth Fund II	Nations Small Company Fund

On September 23, 2005, Nations Funds Trust was renamed Columbia Funds Series Trust. Also on that date, each of the Funds presented in these financial statements was renamed as disclosed above.

Investment goals: Columbia Convertible Securities Fund seeks to provide investors with total investment return, comprised of current income and capital appreciation, consistent with prudent investment risk. Columbia Asset Allocation Fund II seeks to obtain long-term growth from capital appreciation, and dividend and interest income. Columbia Large Cap Value Fund seeks growth of capital by investing in companies that are believed to be undervalued. Columbia Mid Cap Value Fund seeks long-term growth of capital with income as a secondary consideration. Columbia Small Cap Value Fund II seeks long-term growth of capital by investing in companies believed to be undervalued. Columbia Marsico Growth Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund and Columbia Marsico 21st Century Fund each seeks long-term growth of capital. Columbia Marsico Mid Cap Growth Fund seeks long-term capital growth by investing primarily in equity securities. Columbia Small Cap Growth Fund II seeks long-term capital growth by investing primarily in equity securities.

Columbia Marsico Growth Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund and Columbia Small Cap Growth Fund II (the "Feeder Funds") seek to achieve their investment objectives by investing substantially all of their assets in Columbia Marsico Growth Master Portfolio, Columbia Large Cap Core Master Portfolio, Columbia Marsico Focused Equities Master Portfolio and Columbia Small Cap Growth Master Portfolio, respectively (the "Master Portfolios"). The Master Portfolios are each a series of Columbia Funds Master Investment Trust (the "Master Trust"). Each Master Portfolio has the same investment objective as that of its corresponding Feeder Fund. The values of the Feeder Funds' investments in the respective Master Portfolios included in the Statements of assets and liabilities reflect the Feeder Funds' proportionate beneficial interests in the net assets of the respective Master Portfolios (97.4% for Columbia Marsico Growth Master Portfolio, 99.0% for Columbia Large Cap Core Master Portfolio, 99.3% for Columbia Marsico Focused Equities Master Portfolio and 97.5% for Columbia Small Cap Growth Master Portfolio at September 30, 2005). The financial statements of the Master Portfolios, including their investment portfolios, are included elsewhere within this report and should be read in conjunction with the Feeder Funds' financial statements. Other funds not registered under the 1940 Act and managed by Columbia Management Advisors, LLC, whose financial statements are not presented here, also invest in the Master Portfolios.

Columbia Small Cap Value Fund II and Columbia Marsico 21st Century Fund also operate in a master-feeder structure. The Funds seek to achieve their investment objectives by investing substantially all of their assets in Columbia Small Cap Value Master Portfolio and Columbia Marsico 21st Century Master Portfolio, respectively, which have the same investment objective as their corresponding feeder fund. Columbia Small Cap Value Master Portfolio and Columbia Marsico 21st Century Master Portfolio are each a series of the Master Trust. Because the value of each Fund's investment in their respective master portfolio as of and for the six months ended September 30, 2005 represented substantially all of the beneficial interests in their respective Master Portfolio, the financial statements for the Columbia Small Cap Value Fund II and Columbia Marsico 21st Century Fund reflect the consolidation of the respective master portfolio. Separate financial

102

Notes to financial statements (continued)  September 30, 2005 (unaudited)

statements for the Columbia Small Cap Value Master Portfolio and Columbia Marsico 21st Century Master Portfolio have not been prepared and references in this report to Columbia Small Cap Value Fund II and Columbia Marsico 21st Century Fund should be read to include references to the corresponding master portfolios.

On September 23, 2005, Nations Master Investment Trust was renamed Columbia Funds Master Investment Trust. Also on that date, Nations Marsico Growth Master Portfolio, Nations Strategic Growth Master Portfolio, Nations Marsico Focused Equities Master Portfolio, Nations Small Company Master Portfolio, Nations SmallCap Value Master Portfolio and Nations Marsico 21st Century Master Portfolio were renamed Columbia Marsico Growth Master Portfolio, Columbia Large Cap Core Master Portfolio, Columbia Marsico Focused Equities Master Portfolio, Columbia Small Cap Growth Master Portfolio, Columbia Small Cap Value Master Portfolio and Columbia Marsico 21st Century Master Portfolio, respectively.

Fund shares: The Funds currently offer four classes of shares: Class A, Class B, Class C and Class Z shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class. On August 22, 2005, Investor A, Investor B, Investor C and Primary A shares of the Funds were redesignated Class A, Class B, Class C and Class Z shares, respectively.

Note 2.  Significant accounting policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year financial statement presentation. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security valuation: Securities traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including, but not limited to broker-dealer quotations. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

Security transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

Dollar rolls: The Funds may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund's policy is to record the component of dollar rolls using "to be announced'' mortgage-backed securities ("TBA Dollar Rolls'') as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. Dollar rolls outstanding are included in "Investments purchased on a delayed delivery basis" in

103

Notes to financial statements (continued)  September 30, 2005 (unaudited)

the Statements of assets and liabilities. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar roll purchase commitments.

Repurchase agreements:  Each Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Foreign currency transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. London time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Income recognition: Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

The Funds estimate components of distributions from real estate investment trusts (REITs). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as realized gains.

The Feeder Funds record their share of the investment income and realized and unrealized gains and losses reported by the Master Portfolios on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolios based upon the relative value of their investments in the Master Portfolios.

Expenses: General expenses of the Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

The Feeder Funds record their share of the expenses reported by the Master Portfolios on a daily basis. The expenses are allocated daily to investors in the Master Portfolios based upon the relative value of the Feeder Funds' investments in the Master Portfolios.

Dividends and distributions to shareholders: Distributions from net investment income are declared and paid each calendar quarter by Columbia Convertible Securities Fund, Columbia Asset Allocation Fund II, Columbia Large Cap Value Fund and Columbia Mid Cap Value Fund. Distributions from net investment income are declared and paid annually by the remaining Funds. The Funds may, however, declare and pay distributions from net investment income more frequently. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal income tax status: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

104

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Indemnification:  In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust's organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be minimal.

Note 3.  Federal tax information

The tax character of distributions paid during the year ended March 31, 2005 was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains
Columbia Convertible Securities Fund	$44,402,703	$13,444,327
Columbia Asset Allocation Fund II	2,588,188	-
Columbia Large Cap Value Fund	23,869,818	-
Columbia Mid Cap Value Fund	22,969,776	24,069,148
Columbia Small Cap Value Fund II	8,687,061	7,353,365
Columbia Large Cap Core Fund	16,285,128	-

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2005, based on cost of investments for federal income tax purposes was:

Fund	Unrealized Appreciation		Unrealized Depreciation	Net Unrealized Appreciation
Columbia Convertible Securities Fund	$190,938,492		$(22,950,378)	$167,988,114
Columbia Asset Allocation Fund II	26,162,727		(3,776,365)	22,386,362
Columbia Large Cap Value Fund	632,749,364		(72,205,070)	560,544,294
Columbia Mid Cap Value Fund	583,706,854		(32,562,282)	551,144,572
Columbia Small Cap Value Fund II	47,206,869		(3,196,958)	44,009,911
Columbia Marsico Growth Fund	-	*	- *	-	*
Columbia Large Cap Core Fund	-	*	- *	-	*
Columbia Marsico Focused Equities Fund	-	*	- *	-	*
Columbia Marsico Mid Cap Growth Fund	70,927,174		(13,193,366)	57,733,808
Columbia Marsico 21st Century Fund	81,838,954		(13,969,300)	67,869,654
Columbia Small Cap Growth Fund II	-	*	- *	-	*

*  See corresponding Master Trust notes to financial statements for tax basis information.

The following capital loss carryforwards, determined as of March 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	Expiring in 2008		Expiring in 2009		Expiring in 2010		Expiring in 2011	Expiring in 2012	Expiring in 2013
Columbia Asset Allocation Fund II	$-		$-		$3,282,814		$18,585,125	$11,286,964	$-
Columbia Marsico Growth Fund	5,918,704	*	13,629,609	*	122,629,443	*	61,903,630	-	30,480,049
Columbia Large Cap Core Fund	-		-		-		72,851,676	91,680,782	-
Columbia Marsico Focused Equities Fund	-		11,303,101		375,724,586		145,695,377	-	732,294
Columbia Marsico Mid Cap Growth Fund	-		-		-		49,030,364	65,014,560	-
Columbia Marsico 21st Century Fund	-		-		15,335,173		1,799,914	-	-
Columbia Small Cap Growth Fund II	-		-		-		-	4,470,952	-

*  Utilization of these losses in future years may be limited under Federal tax laws.

105

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Note 4.  Fees and compensation paid to affiliates

Investment advisory fee: Columbia Management Advisors, LLC ("Columbia") is the investment advisor to the Funds. Prior to September 30, 2005, Banc of America Capital Management, LLC ("BACAP''), a wholly-owned subsidiary of Bank of America, N.A., which in turn is a wholly-owned banking subsidiary of Bank of America Corporation ("BOA''), was the investment advisor to the Funds, under the same fee structure. On September 30, 2005, Columbia Management Advisors, Inc., a wholly-owned subsidiary of BOA, merged into BACAP. At that time, the combined investment advisor was then renamed Columbia Management Advisors, LLC.

Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates:

	Fees on Average Net Assets
Fund	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Convertible Securities Fund	0.65%	0.60%	0.55%	0.50%	0.50%	0.50%
Columbia Asset Allocation Fund II	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Columbia Large Cap Value Fund	0.60%	0.55%	0.50%	0.45%	0.43%	0.41%
Columbia Mid Cap Value Fund	0.65%	0.60%	0.55%	0.50%	0.50%	0.50%
Columbia Small Cap Value Fund II	0.70%	0.65%	0.60%	0.60%	0.60%	0.60%
Columbia Marsico Mid Cap Growth Fund	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Columbia Marsico 21st Century Fund	0.75%	0.70%	0.65%	0.60%	0.58%	0.56%

The Columbia Marsico Growth Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund and Columbia Small Cap Growth Fund II indirectly pay for investment advisory and sub-advisory services through their investments in their corresponding Master Portfolios (See Note 4 of Notes to financial statements of the Master Portfolios).

For the six months ended September 30, 2005, the annualized effective investment advisory fee rates for the Funds were as follows:

Fund	Annualized Effective Fee Rates
Columbia Convertible Securities Fund	0.60%
Columbia Asset Allocation Fund II	0.60%
Columbia Large Cap Value Fund	0.53%
Columbia Mid Cap Value Fund	0.63%
Columbia Small Cap Value Fund II	0.70%
Columbia Marsico Mid Cap Growth Fund	0.65%
Columbia Marsico 21st Century Fund	0.75%

Sub-advisory fee: Marsico Capital Management, LLC ("Marsico''), a wholly-owned subsidiary of BOA, has been retained by Columbia as sub-advisor to the Columbia Marsico 21st Century Fund and the Columbia Marsico Mid Cap Growth Fund. As the sub-advisor, Marsico is responsible for daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee at the annual rate of 0.45% of the Fund's average daily net assets.

Administration fee: Columbia provides administrative and other services to the Funds. State Street Bank and Trust Company ("State Street") serves as the sub-administrator to the Funds. Prior to August 22, 2005, BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of BOA, served as the administrator to the Funds under the same fee structure and Bank of New York ("BNY") served as the sub-administrator to the Funds.

106

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly based on each Fund's average daily net assets at the following annual rates:

Fund	Annual Fee Rate
Columbia Convertible Securities Fund	0.17%
Columbia Asset Allocation Fund II	0.12%
Columbia Large Cap Value Fund	0.17%
Columbia Mid Cap Value Fund	0.17%
Columbia Small Cap Value Fund II	0.17%
Columbia Marsico Growth Fund	0.12%
Columbia Large Cap Core Fund	0.12%
Columbia Marsico Focused Equities Fund	0.12%
Columbia Marsico Mid Cap Growth Fund	0.23%
Columbia Marsico 21st Century Fund	0.22%
Columbia Small Cap Growth Fund II	0.12%

Columbia has contractually agreed to waive a portion of its administration fee for the Columbia Large Cap Value Fund at an annual rate of 0.04% of the Columbia Large Cap Value Fund's average daily net assets up to $500 million. Columbia, at its discretion, may revise or discontinue this arrangement any time.

Transfer agent fee: Columbia Management Services, Inc. (the "Transfer Agent"), formerly known as Columbia Funds Services, Inc., an affiliate of Columbia and a wholly-owned subsidiary of BOA, provides shareholder services to the Funds. The Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Prior to August 22, 2005, PFPC, Inc. ("PFPC") served as the transfer agent for the Funds' shares and BOA served as the sub-transfer agent for the Class Z shares (formerly Primary A shares) of the Funds. On August 22, 2005, Columbia Funds Services, Inc. was renamed Columbia Management Services, Inc.

Effective August 22, 2005, for accounts other than omnibus accounts, the Transfer Agent receives a fee, paid monthly, at an annual rate of $15.23 per open account. For omnibus accounts, the Transfer Agent receives a fee at the maximum annual rate of 0.11% of the net assets within each omnibus account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Effective September 1, 2005, for accounts other than omnibus accounts, the Transfer Agent has voluntarily agreed to waive a portion of its fees so that transfer agent fees (exclusive of out-of-pocket expenses) will not exceed 0.02% annually for the Columbia Convertible Securities Fund, Columbia Asset Allocation Fund II, Columbia Large Cap Value Fund, Columbia Marsico Growth Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico 21st Century Fund and Columbia Small Cap Growth Fund II. Columbia, at its discretion, may revise or discontinue this arrangement any time.

Prior to August 22, 2005, BOA was entitled to receive from PFPC a fee equal to the costs incurred by BOA in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Class Z shares of each Fund. These amounts are included in "Transfer agent fees" on the Statements of operations. For the period ended August 22, 2005, BOA earned sub-transfer agent fees from the Funds as follows:

Fund	Sub-Transfer Agent Fee
Columbia Convertible Securities Fund	$11,211
Columbia Asset Allocation Fund II	207
Columbia Large Cap Value Fund	11,745
Columbia Mid Cap Value Fund	6,250
Columbia Small Cap Value Fund II	1,931
Columbia Marsico Growth Fund	10,302
Columbia Large Cap Core Fund	13,888
Columbia Marsico Focused Equities Fund	4,824
Columbia Marsico Mid Cap Growth Fund	4,349
Columbia Marsico 21st Century Fund	1,588
Columbia Small Cap Growth Fund II	3,743

107

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Underwriting discounts, service and distribution fees: Columbia Management Distributors, Inc. (the "Distributor") serves as distributor of the Funds' shares. Prior to August 22, 2005, BACAP Distributors, a wholly-owned subsidiary of BOA, served as the distributor of the Funds' shares, under the same fee structure. On August 22, 2005, BACAP Distributors merged into Columbia Funds Distributor, Inc., an affiliate of BACAP and a wholly-owned subsidiary of BOA. Columbia Funds Distributor, Inc. was then renamed Columbia Management Distributors, Inc.

For the six months ended September 30, 2005, the Distributor has retained net underwriting discounts and net contingent deferred sales charge ("CDSC") fees as follows:

	Front End Sales Charge	CDSC
Fund	Class A	Class A	Class B	Class C
Columbia Convertible Securities Fund	$19,050	$5,072	$147,319	$4,758
Columbia Asset Allocation Fund II	2,721	-	17,441	158
Columbia Large Cap Value Fund	13,217	17	59,694	4,831
Columbia Mid Cap Value Fund	14,036	-	9,959	288
Columbia Small Cap Value Fund II	252	-	3,808	6
Columbia Marsico Growth Fund	187,298	609	139,756	60,967
Columbia Large Cap Core Fund	25,525	-	25,431	-
Columbia Marsico Focused Equities Fund	78,555	60	425,493	21,958
Columbia Marsico Mid Cap Growth Fund	2,470	-	21,685	96
Columbia Marsico 21st Century Fund	134,068	-	59,897	10,537
Columbia Small Cap Growth Fund II	1,858	92	17,857	958

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of each Fund and a combined distribution and shareholder servicing plan for Class A shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%

Expense limits and fee reimbursements: Columbia and/or the Distributor have contractually agreed to waive fees and/or reimburse expenses through July 31, 2006 to the extent that total expenses (excluding interest expense and shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

Fund	Annual Rate
Columbia Mid Cap Value Fund	1.25%
Columbia Small Cap Value Fund II	1.30%
Columbia Small Cap Growth Fund II	1.15%

Columbia and/or the Distributor are entitled to recover from the Columbia Mid Cap Value Fund, Columbia Small Cap Value Fund II and Columbia Small Cap Growth Fund II any fees waived or expenses reimbursed by Columbia and/or the Distributor during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

108

Notes to financial statements (continued)  September 30, 2005 (unaudited)

At September 30, 2005, the amounts potentially recoverable by Columbia and/or the Distributor pursuant to this arrangement are as follows:

	Amount of potential recovery expiring			Total potential	Amount recovered during period ended
Fund	3/31/08	3/31/07	3/31/06	recovery	9/30/05
Columbia Small Cap Value Fund II	$21,754	$60,262	$117,740	$199,756	$-
Columbia Small Cap Growth Fund II	335,159	531,292	405,127	1,271,578	-

Fees paid to officers and trustees:  With exception of one officer, all officers of the Funds are employees of Columbia or its affiliates and receive no compensation from the Funds. The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer position. Each Fund's fee will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves (formerly Nations Treasury Reserves) another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees'' on the Statements of operations. The liability for the deferred compensation plan is included in "Trustees' fees'' on the Statements of assets and liabilities.

As a result of mergers (see Note 9), the Columbia Large Cap Value Fund and Columbia Mid Cap Value Fund assumed the assets and liabilities of the deferred compensation plan of acquired funds. The deferred compensation plan may be terminated at any time. Benefits under this deferred compensation plan are funded and any payments to plan participants are paid solely out of the Fund's assets.

Custody credits: Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Other:  Prior to the appointment of State Street as sub-administrator to the Funds, the Funds made daily investments of cash balances in Columbia Cash Reserves (formerly Nations Cash Reserves), another portfolio of the Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included as "Dividends from affiliates" on the Statements of operations. BACAP and BACAP Distributors earned advisory and administration fees on the investments made in the Columbia Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Funds. For the six months ended September 30, 2005, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

Fund	Advisory fees (earned by BACAP)	Administration fees (earned by BACAP Distributors)
Columbia Convertible Securities Fund	$12,940	$6,470
Columbia Asset Allocation Fund II	3,380	1,690
Columbia Large Cap Value Fund	7,102	3,551
Columbia Mid Cap Value Fund	2,203	1,102
Columbia Small Cap Value Fund II	1,603	802
Columbia Marsico Mid Cap Growth Fund	7,079	3,540
Columbia Marsico 21st Century Fund	5,408	2,704

109

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Note 5.  Portfolio Information

For the six months ended September 30, 2005, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	U.S. Government Securities	Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Columbia Convertible Securities Fund	$-	$2,180,909	$329,532,942	$410,262,227
Columbia Asset Allocation Fund II	116,117,956	88,248,569	22,480,237	59,022,226
Columbia Large Cap Value Fund	-	-	711,107,801	777,710,803
Columbia Mid Cap Value Fund	-	-	208,466,278	262,148,288
Columbia Small Cap Value Fund II	-	-	67,656,686	82,779,277
Columbia Marsico Mid Cap Growth Fund	-	-	472,092,242	464,383,178
Columbia Marsico 21st Century Fund	-	-	597,552,971	384,071,200

Note 6.  Shares of beneficial interest

An unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Class B shares generally convert to Class A shares based on the following conditions:

Class B shares purchased:	Will convert to Class A shares after:
- after November 15, 1998	Eight years

- between August 1, 1997 and November 15, 1998

$0 - $249,999	Nine years

$250,000 - $499,999	Six years

$500,000 - $999,999	Five years

- before August 1, 1997	Nine years

See Schedules of capital stock activity.

As of September 30, 2005, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

Fund	Number of Shareholders	% of Shares Outstanding Held
Columbia Convertible Securities Fund	1	58.0%
Columbia Asset Allocation Fund II	1	13.7
Columbia Large Cap Value Fund	1	25.5
Columbia Mid Cap Value Fund	1	28.9
Columbia Small Cap Value Fund II	2	82.0
Columbia Marsico Growth Fund	1	27.4
Columbia Large Cap Core Fund	3	76.5
Columbia Marsico Focused Equities Fund	1	10.6
Columbia Marsico Mid Cap Growth Fund	3	80.8
Columbia Marsico 21st Century Fund	1	22.9
Columbia Small Cap Growth Fund II	1	56.2

110

Notes to financial statements (continued)  September 30, 2005 (unaudited)

As of September 30, 2005, several of the Funds had shareholders that held greater than 5% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

Fund	Number of Shareholders	% of Shares Outstanding Held
Columbia Large Cap Value Fund	1	5.7%
Columbia Mid Cap Value Fund	1	5.8
Columbia Small Cap Value Fund II	1	8.4
Columbia Marsico Growth Fund	2	32.9
Columbia Marsico Focused Equities Fund	1	27.0
Columbia Marsico 21st Century Fund	2	26.8

Note 7.  Line of credit

The Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating fund based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statements of operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund.

Prior to August 22, 2005, the Trust participated with other affiliated funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement''). Advances under the Agreement were taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings was payable at a specified Federal Funds Rate plus 0.50% on an annualized basis. Each participating fund maintained a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

For the six months ended September 30, 2005, the Funds, with the exception of Columbia Asset Allocation Fund II, did not borrow under these arrangements.

During the six months ended September 30, 2005, the average daily loan balance outstanding during the period for the Columbia Asset Allocation Fund II was $1,601 at a weighted average interest rate of 3.51%.

Note 8.  Securities lending

Under an agreement with BNY, the Funds were allowed to lend their securities to certain approved brokers, dealers and other financial institutions. The income earned by each Fund from securities lending is included in the Statements of operations. At September 30, 2005, the Funds did not participate in a securities lending program.

Note 9.  Disclosure of significant risks and contingencies

Foreign securities: Certain Funds invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Legal proceedings: On February 9, 2005, BACAP (which has since been renamed Columbia Management Advisors, LLC) ("Columbia") and BACAP Distributors (which has since merged into Columbia Management Distributors, Inc. (formerly Columbia Funds Distributor, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist

111

Notes to financial statements (continued)  September 30, 2005 (unaudited)

order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, Columbia and its affiliate, Banc of America Securities, LLC ("BAS") have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, the Columbia Group to reduce Columbia Funds, and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. The Columbia Group is currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and Independent Trustees and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under development. As such, any gain to the Columbia Funds or their shareholders can not be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly Nations Funds Trust) (the "Trust"), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including Columbia and the Distributor (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names the Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Trust against BAC and others that asserts claims under federal securities laws and state common law. The Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against the Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Trust has filed a motion to dismiss that is pending. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

112

Notes to financial statements (continued)  September 30, 2005 (unaudited)

For the six months ended September 30, 2005, Columbia has assumed legal, consulting services and Trustees' fees incurred by the Funds in connection with these matters as follows:

Fund	Non-Recurring Costs
Columbia Convertible Securities Fund	$269,537
Columbia Large Cap Value Fund	352,291
Columbia Marsico Growth Fund	516,133
Columbia Large Cap Core Fund	279,714
Columbia Marsico Focused Equities Fund	585,927
Columbia Small Cap Growth Fund II	92,062

Note 10.  Business combinations and mergers

On September 16, 2005, Columbia Growth & Income Fund and Columbia Tax Managed Value Fund merged into the Nations Value Fund. The Nations Value Fund received a tax-free transfer of assets from Columbia Growth & Income Fund and the Columbia Tax Managed Value Fund as follows:

	Shares Issued	Net Assets Received	Unrealized Appreciation*
Columbia Growth & Income Fund	132,065,046	$1,793,463,094	$234,814,093
Columbia Tax Managed Value Fund	4,964,410	66,616,098	9,526,362
	Net Assets of Nations Value Fund Prior to Combination	Net Assets of Columbia Growth & Income Fund and Columbia Tax Managed Value Fund Immediately Prior to Combination	Net Assets of Nations Value Fund After Combination
	$1,792,217,194	$1,860,079,192	$3,652,296,386

* Unrealized appreciation is included in the respective Net Assets Received.

The Nations Value Fund was then renamed Columbia Large Cap Value Fund.

On September 23, 2005, Columbia Mid Cap Value Fund merged into Nations MidCap Value Fund. The Nations MidCap Value Fund received a tax-free transfer of assets from Columbia Mid Cap Value Fund as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation*
127,098,038	$1,759,839,928	$408,097,833
Net Assets of Nations MidCap Value Fund Prior to Combination	Net Assets of Columbia Mid Cap Value Fund Immediately Prior to Combination	Net Assets of Nations MidCap Value Fund After Combination
$618,343,345	$1,759,839,928	$2,378,183,273

* Unrealized appreciation is included in the Net Assets Received.

The Nations MidCap Value Fund was then renamed Columbia Mid Cap Value Fund.

113

Columbia Funds Master Investment Trust

Columbia Marsico Growth Master Portfolio, Columbia Large Cap Core Master Portfolio, Columbia Marsico Focused Equities Master Portfolio and Columbia Small Cap Growth Master Portfolio Semiannual Report

  September 30, 2005 (unaudited)

The following pages should be read in conjunction with Columbia Marsico Growth Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund and Columbia Small Cap Growth Fund II Semiannual Reports.

114

Columbia Funds Master Investment Trust

Columbia Marsico Growth Master Portfolio

Investment Portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 90.8%
	Consumer discretionary - 18.4%
	Hotels, restaurants & leisure - 7.0%
208,909	Four Seasons Hotels, Inc.	11,991,376
1,585,985	MGM Mirage(a)	69,418,563
893,518	Starbucks Corp.(a)	44,765,252
763,505	Wynn Resorts Ltd.(a)	34,472,251
1,418,607	Yum! Brands, Inc.	68,674,765
		229,322,207
	Household durables - 5.7%
340,646	Harman International Industries, Inc.	34,837,867
728,167	KB Home	53,301,824
793,540	Lennar Corp., Class A	47,421,950
269,197	M.D.C. Holdings, Inc.	21,236,951
650,437	Toll Brothers, Inc.(a)	29,055,021
		185,853,613
	Multiline retail - 1.8%
1,158,035	Target Corp.	60,136,758
	Specialty retail - 3.9%
2,009,849	Lowe's Companies, Inc.	129,434,276
	Consumer staples - 4.8%
	Beverages - 0.4%
229,658	PepsiCo, Inc.	13,023,905
	Food & staples retailing - 1.8%
1,229,193	CVS Corp.	35,658,889
527,149	Walgreen Co.	22,904,624
		58,563,513
	Household products - 2.6%
1,429,780	Procter & Gamble Co.	85,014,719
	Energy - 5.9%
	Energy equipment & services - 1.5%
703,273	Halliburton Co.	48,188,266
	Oil, gas & consumable fuels - 4.4%
701,399	Canadian Natural Resources Ltd.	31,696,221
1,580,143	Exxon Mobil Corp.	100,402,286
166,520	Peabody Energy Corp.	14,045,962
		146,144,469

Shares		Value ($)
	Financials - 12.6%
	Capital markets - 4.2%
257,054	Goldman Sachs Group, Inc.	31,252,625
413,190	Lehman Brothers Holdings, Inc.	48,128,371
686,688	UBS AG, Registered Shares(a)	58,711,824
		138,092,820
	Commercial banks - 0.4%
749,350	UCBH Holdings, Inc.	13,728,092
	Consumer finance - 2.2%
1,323,341	SLM Corp.	70,984,011
	Diversified financial services - 2.2%
219,702	Chicago Mercantile Exchange	74,105,485
	Insurance - 1.0%
306,961	Progressive Corp.	32,160,304
	Real estate - 1.1%
662,501	KKR Financial Corp., REIT	14,734,022
323,385	St. Joe Co.	20,195,393
		34,929,415
	Thrifts & mortgage finance - 1.5%
1,523,271	Countrywide Financial Corp.	50,237,478
	Health care - 24.1%
	Biotechnology - 10.1%
1,119,046	Amgen, Inc.(a)	89,154,395
2,322,112	Genentech, Inc.(a)	195,545,051
670,745	Genzyme Corp.(a)	48,052,172
		332,751,618
	Health care equipment & supplies - 4.4%
1,260,422	Medtronic, Inc.	67,583,828
1,092,917	Zimmer Holdings, Inc.(a)	75,291,052
		142,874,880
	Health care providers & services - 7.1%
442,344	Quest Diagnostics, Inc.	22,356,066
3,761,898	UnitedHealth Group, Inc.(a)	211,418,667
		233,774,733
	Pharmaceuticals - 2.5%
556,535	Amylin Pharmaceuticals, Inc.(a)	19,361,853
975,914	Johnson & Johnson	61,755,838
		81,117,691

See Accompanying Notes to Financial Statements.

115

Columbia Funds Master Investment Trust

Columbia Marsico Growth Master Portfolio

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Industrials - 15.0%
	Aerospace & defense - 3.2%
597,347	General Dynamics Corp.	71,412,834
578,489	Lockheed Martin Corp.	35,310,968
		106,723,802
	Air freight & logistics - 3.1%
1,167,806	FedEx Corp.	101,750,937
	Industrial conglomerates - 2.9%
2,831,282	General Electric Co.	95,329,265
	Machinery - 3.6%
2,007,294	Caterpillar, Inc.	117,928,523
	Road & rail - 2.2%
785,529	Burlington Northern Santa Fe Corp.	46,974,634
358,976	Union Pacific Corp.	25,738,579
		72,713,213
	Information technology - 8.5%
	Communications equipment - 4.8%
3,835,779	Motorola, Inc.	84,732,358
1,650,388	QUALCOMM, Inc.	73,854,863
		158,587,221
	Computers & peripherals - 1.0%
633,840	Apple Computer, Inc.(a)	33,980,163
	Internet software & services - 2.7%
273,968	Google, Inc., Class A(a)	86,699,913
	Utilities - 1.5%
	Independent power producers & energy traders - 1.5%
449,028	TXU Corp.	50,686,281
	Total common stocks (Cost of $2,435,282,136)	2,984,837,571
Par ($)
	Convertible bond - 1.3%
	Consumer discretionary - 1.3%
	Hotels, restaurants & leisure - 1.3%
20,000,000	Wynn Resorts, Inc. 6.000% 07/15/15	41,626,800
	Total convertible bond (Cost of $19,654,202)	41,626,800

Shares		Value ($)
	Investment company - 4.5%
147,251,745	SSgA Prime Money Market Fund	147,251,745
	Total investment company (Cost of $147,251,745)	147,251,745
Par ($)
	Short-term obligation - 4.9%
	U.S. Government obligation - 4.9%
160,838,000	Federal Home Loan Bank Discount Note 3.100% 10/03/05(b)	160,810,300
	Total short-term obligation (Cost of $160,810,300)	160,810,300
Total investments (Cost of $2,762,998,383)(c)	101.5%	3,334,526,416
Other assets & liabilities, net	(1.5)%	(47,672,557)
Net assets	100.0%	3,286,853,859

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate as of September 30, 2005.

(c)  Cost for federal income tax purposes is $2,762,998,383.

At September 30, 2005, the Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Health care	24.1%
Consumer discretionary	19.7
Industrials	15.0
Financials	12.6
Information technology	8.5
Energy	5.9
Consumer staples	4.8
Utilities	1.5
Investment company	4.5
Short-term obligation	4.9
Other assets & liabilities, net	(1.5)
100.0%

Acronym	Name
ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

116

Columbia Funds Master Investment Trust

Columbia Large Cap Core Master Portfolio

Investment Portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 99.7%
	Consumer discretionary - 10.7%
	Automobiles - 0.4%
122,226	Harley-Davidson, Inc.	5,920,627
	Hotels, restaurants & leisure - 2.8%
200,240	Brinker International, Inc.	7,521,014
306,070	Carnival Corp.	15,297,379
106,095	GTECH Holdings Corp.	3,401,406
541,625	McDonald's Corp.	18,139,021
		44,358,820
	Household durables - 0.3%
70,125	Ryland Group, Inc.	4,797,953
	Media - 1.8%
113,928	Dreamworks Animation SKG, Inc., Class A(a)	3,151,248
268,803	McGraw-Hill Companies, Inc.	12,913,296
816,250	News Corp., Class A	12,725,338
		28,789,882
	Multiline retail - 1.5%
271,559	Federated Department Stores, Inc.	18,159,151
136,660	Nordstrom, Inc.	4,690,171
		22,849,322
	Specialty retail - 2.9%
331,940	American Eagle Outfitters, Inc.	7,810,548
487,954	Home Depot, Inc.	18,610,565
119,129	Lowe's Companies, Inc.	7,671,908
562,200	Staples, Inc.	11,986,104
		46,079,125
	Textiles, apparel & luxury goods - 1.0%
201,500	NIKE, Inc., Class B	16,458,520
	Consumer staples - 9.5%
	Beverages - 4.2%
452,152	Coca-Cola Co.	19,528,445
255,400	Diageo PLC, ADR	14,815,754
568,745	PepsiCo, Inc.	32,253,529
		66,597,728
	Food & staples retailing - 1.5%
319,700	Albertson's, Inc.	8,200,305
334,770	Wal-Mart Stores, Inc.	14,669,621
		22,869,926
	Food products - 0.9%
119,770	Hershey Co.	6,744,249
393,700	Sara Lee Corp.	7,460,615
		14,204,864
	Household products - 1.5%
446,050	Colgate-Palmolive Co.	23,546,979

Shares		Value ($)
	Tobacco - 1.4%
237,250	Altria Group, Inc.	17,487,698
114,300	UST, Inc.	4,784,598
		22,272,296
	Energy - 9.8%
	Energy equipment & services - 3.0%
341,700	BJ Services Co.	12,297,783
133,050	Cooper Cameron Corp.(a)	9,836,387
139,600	Nabors Industries Ltd.(a)	10,027,468
176,100	Schlumberger Ltd.	14,859,318
		47,020,956
	Oil, gas & consumable fuels - 6.8%
142,900	Arch Coal, Inc.	9,645,750
441,400	ChevronTexaco Corp.	28,571,822
594,650	ConocoPhillips	41,571,981
442,940	Exxon Mobil Corp.	28,144,408
		107,933,961
	Financials - 19.7%
	Capital markets - 2.0%
177,500	A.G. Edwards, Inc.	7,776,275
132,600	Lehman Brothers Holdings, Inc.	15,445,248
158,615	Northern Trust Corp.	8,017,988
		31,239,511
	Commercial banks - 5.4%
168,050	Cullen/Frost Bankers, Inc.	8,291,587
228,750	KeyCorp	7,377,188
179,975	PNC Financial Services Group, Inc.	10,442,149
521,748	U.S. Bancorp	14,650,684
463,225	Wachovia Corp.	22,044,878
254,425	Wells Fargo & Co.	14,901,672
110,675	Zions Bancorporation	7,881,167
		85,589,325
	Consumer finance - 1.0%
233,700	AmeriCredit Corp.(a)	5,578,419
437,199	MBNA Corp.	10,772,583
		16,351,002
	Diversified financial services - 4.0%
300,025	CIT Group, Inc.	13,555,130
1,072,450	Citigroup, Inc.	48,817,924
		62,373,054
	Insurance - 6.0%
179,025	AFLAC, Inc.	8,109,833
141,600	Allstate Corp.	7,829,064
323,577	Genworth Financial, Inc., Class A	10,432,122
333,850	Hartford Financial Services Group, Inc.	25,763,204
283,899	SAFECO Corp.	15,154,529

See Accompanying Notes to Financial Statements.

117

Columbia Funds Master Investment Trust

Columbia Large Cap Core Master Portfolio

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Insurance - (continued)
793,575	UnumProvident Corp.	16,268,288
165,415	XL Capital Ltd., Class A	11,253,182
		94,810,222
	Thrifts & mortgage finance - 1.3%
267,450	Fannie Mae	11,987,109
193,700	PMI Group, Inc.	7,722,819
		19,709,928
	Health care - 13.1%
	Biotechnology - 1.5%
241,773	Amgen, Inc.(a)	19,262,055
184,300	Vertex Pharmaceuticals, Inc.(a)	4,119,105
		23,381,160
	Health care equipment & supplies - 0.5%
96,077	Bausch & Lomb, Inc.	7,751,492
	Health care providers & services - 3.3%
88,765	CIGNA Corp.	10,461,843
370,930	HCA, Inc.	17,774,965
78,200	Laboratory Corp. of America Holdings(a)	3,809,122
99,500	Lincare Holdings, Inc.(a)	4,084,475
61,591	Quest Diagnostics, Inc.	3,112,809
235,268	UnitedHealth Group, Inc.	13,222,062
		52,465,276
	Pharmaceuticals - 7.8%
493,450	Abbott Laboratories	20,922,280
118,100	AstraZeneca PLC, ADR	5,562,510
164,800	GlaxoSmithKline PLC, ADR	8,450,944
526,975	Johnson & Johnson	33,346,978
275,627	Merck & Co., Inc.	7,499,811
193,700	Novartis AG, ADR	9,878,700
1,193,670	Pfizer, Inc.	29,805,940
117,290	Schering AG	7,436,186
		122,903,349
	Industrials - 11.7%
	Aerospace & defense - 1.9%
120,700	Boeing Co.	8,201,565
427,400	United Technologies Corp.	22,156,416
		30,357,981
	Air freight & logistics - 1.2%
261,025	United Parcel Service, Inc., Class B	18,044,658
	Commercial services & supplies - 1.9%
310,300	Cendant Corp.	6,404,592
189,700	ChoicePoint, Inc.(a)	8,189,349
109,430	R.R. Donnelley & Sons Co.	4,056,570
403,600	Waste Management, Inc.	11,546,996
		30,197,507

Shares		Value ($)
	Industrial conglomerates - 3.7%
1,167,673	General Electric Co.	39,315,550
114,200	Textron, Inc.	8,190,424
408,255	Tyco International Ltd.	11,369,902
		58,875,876
	Machinery - 2.4%
247,000	Eaton Corp.	15,696,850
144,835	Illinois Tool Works, Inc.	11,924,266
246,550	Ingersoll-Rand Co., Ltd., Class A	9,425,606
		37,046,722
	Road & rail - 0.4%
115,295	Burlington Northern Santa Fe Corp.	6,894,641
	Transportation - 0.2%
153,300	Laidlaw International, Inc.	3,705,261
	Information technology - 15.3%
	Communications equipment - 2.6%
988,500	Avaya, Inc.(a)	10,181,550
1,259,625	Cisco Systems, Inc.(a)	22,585,076
497,940	Nokia Oyj, ADR	8,420,166
		41,186,792
	Computers & peripherals - 4.0%
494,300	Dell, Inc.(a)	16,905,060
640,800	Hewlett-Packard Co.	18,711,360
247,760	International Business Machines Corp.	19,875,307
258,100	NCR Corp.(a)	8,235,971
		63,727,698
	Semiconductors & semiconductor equipment - 3.9%
488,100	Intel Corp.	12,031,665
80,375	KLA-Tencor Corp.	3,919,085
128,400	Marvell Technology Group Ltd.(a)	5,920,524
726,890	MEMC Electronic Materials, Inc.(a)	16,565,823
166,300	National Semiconductor Corp.	4,373,690
1,257,532	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	10,336,913
238,100	Texas Instruments, Inc.	8,071,590
		61,219,290
	Software - 4.8%
190,800	Amdocs Ltd.(a)	5,290,884
333,300	Autodesk, Inc.	15,478,452
1,365,480	Microsoft Corp.	35,133,800
254,200	SAP AG, ADR	11,014,486
360,715	Symantec Corp.(a)	8,173,802
		75,091,424
	Materials - 3.2%
	Chemicals - 1.2%
165,400	BASF AG, ADR	12,471,160
136,900	Eastman Chemical Co.	6,430,193
		18,901,353
	Construction materials - 0.9%
184,506	Vulcan Materials Co.	13,692,190

See Accompanying Notes to Financial Statements.

118

Columbia Funds Master Investment Trust

Columbia Large Cap Core Master Portfolio

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Metals & mining - 0.6%
231,672	Companhia Vale do Rio Doce, ADR	10,161,134
	Paper & forest products - 0.5%
229,672	Georgia-Pacific Corp.	7,822,628
	Telecommunication services - 3.1%
	Diversified telecommunication services - 3.1%
244,825	ALLTEL Corp.	15,940,556
430,525	BellSouth Corp.	11,322,808
551,400	Citizens Communications Co.	7,471,470
585,250	SBC Communications, Inc.	14,028,442
		48,763,276
	Utilities - 3.6%
	Electric utilities - 2.5%
298,000	Edison International	14,089,440
226,700	Exelon Corp.	12,114,848
313,775	PG&E Corp.	12,315,669
		38,519,957
	Independent power producers & energy traders - 0.4%
109,700	Constellation Energy Group, Inc.	6,757,520
	Multi-utilities - 0.7%
245,985	Sempra Energy	11,576,054
	Total common stocks (Cost of $1,442,577,837)	1,572,817,240
Total investments (Cost of $1,442,577,837)(b)	99.7%	1,572,817,240
Other assets & liabilities, net	0.3%	5,433,187
Net assets	100.0%	1,578,250,427

Notes to Investment Portfolio:

(a) Non-income producing security.

(b) Cost for federal income tax purposes is $1,442,577,837.

At September 30, 2005, the Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Financials	19.7%
Information technology	15.3
Health care	13.1
Industrials	11.7
Consumer discretionary	10.7
Energy	9.8
Consumer staples	9.5
Utilities	3.6
Materials	3.2
Telecommunication services	3.1
Other assets & liabilities, net	0.3
100.0%

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

119

Columbia Funds Master Investment Trust

Columbia Marsico Focused Equities Master Portfolio

Investment Portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 97.7%
	Consumer discretionary - 13.8%
	Hotels, restaurants & leisure - 6.9%
740,564	Four Seasons Hotels, Inc.	42,508,374
1,942,074	MGM Mirage(a)	85,004,579
963,034	Starbucks Corp.(a)	48,248,003
1,384,339	Wynn Resorts Ltd.(a)	62,502,906
		238,263,862
	Household durables - 1.7%
953,996	Lennar Corp., Class A	57,010,801
	Specialty retail - 5.2%
2,793,106	Lowe's Companies, Inc.	179,876,026
	Consumer staples - 6.2%
	Food & staples retailing - 1.0%
1,215,649	CVS Corp.	35,265,978
	Household products - 5.2%
2,976,864	Procter & Gamble Co.	177,004,333
	Energy - 5.7%
	Energy equipment & services - 0.7%
347,779	Halliburton Co.	23,829,817
	Oil, gas & consumable fuels - 5.0%
2,740,451	Exxon Mobil Corp.	174,128,257
	Financials - 18.3%
	Capital markets - 7.4%
1,319,211	Goldman Sachs Group, Inc.	160,389,673
1,102,165	UBS AG, Registered Shares	94,235,108
		254,624,781
	Consumer finance - 4.3%
2,717,212	SLM Corp.	145,751,252
	Diversified financial services - 4.1%
420,490	Chicago Mercantile Exchange	141,831,277
	Thrifts & mortgage finance - 2.5%
2,600,371	Countrywide Financial Corp.	85,760,235
	Health care - 24.9%
	Biotechnology - 10.1%
1,196,548	Amgen, Inc.(a)	95,328,979
2,987,464	Genentech, Inc.(a)	251,574,344
		346,903,323

Shares		Value ($)
	Health care equipment & supplies - 5.1%
844,415	Medtronic, Inc.	45,277,532
1,870,839	Zimmer Holdings, Inc.(a)	128,882,099
		174,159,631
	Health care providers & services - 8.0%
4,926,057	UnitedHealth Group, Inc.	276,844,403
	Pharmaceuticals - 1.7%
915,191	Johnson & Johnson	57,913,287
	Industrials - 14.3%
	Air freight & logistics - 3.6%
1,409,441	FedEx Corp.	122,804,594
	Industrial conglomerates - 4.1%
4,140,123	General Electric Co.	139,397,941
	Machinery - 5.2%
3,075,254	Caterpillar, Inc.	180,671,173
	Road & rail - 1.4%
822,730	Burlington Northern Santa Fe Corp.	49,199,254
	Information technology - 10.6%
	Communications equipment - 7.8%
4,711,721	Motorola, Inc.	104,081,917
3,701,117	QUALCOMM, Inc.	165,624,986
		269,706,903
	Internet software & services - 2.8%
300,890	Google, Inc., Class A(a)	95,219,649
	Utilities - 3.9%
	Independent power producers & energy traders - 3.9%
1,193,574	TXU Corp.	134,730,633
	Total common stocks (Cost of $2,469,956,539)	3,360,897,410
	Investment company - 2.2%
75,788,483	SSgA Prime Money Market Fund	75,788,483
	Total investment company (Cost of $75,788,483)	75,788,483
Total investments (Cost of $2,545,745,022)(b)	99.9%	3,436,685,893
Other assets & liabilities, net	0.1%	2,810,687
Net assets	100.0%	3,439,496,580

See Accompanying Notes to Financial Statements.

120

Columbia Funds Master Investment Trust

Columbia Marsico Focused Equities Master Portfolio

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Notes to Investment Portfolio:

(a) Non-income producing security.

(b) Cost for federal income tax purposes is $2,545,745,022.

At September 30, 2005, the Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Health care	24.9%
Financials	18.3
Industrials	14.3
Consumer discretionary	13.8
Information technology	10.6
Consumer staples	6.2
Energy	5.7
Utilities	3.9
Investment company	2.2
Other assets & liabilities, net	0.1
100.0%

See Accompanying Notes to Financial Statements.

121

Columbia Funds Master Investment Trust

Columbia Small Cap Growth Master Portfolio

Investment Portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 97.0%
	Consumer discretionary - 15.4%
	Automobiles - 0.7%
20,086	Thor Industries, Inc.	682,924
90,290	Winnebago Industries, Inc.	2,615,701
		3,298,625
	Diversified consumer services - 0.7%
110,296	Education Management Corp.(a)	3,555,943
	Hotels, restaurants & leisure - 3.9%
163,975	Gaylord Entertainment Co.(a)	7,813,409
115,045	Isle of Capris Casinos, Inc.(a)	2,459,662
57,900	Kerzner International Ltd.(a)	3,216,345
58,440	Lakes Entertainment, Inc.(a)	587,322
121,640	RARE Hospitality International, Inc.(a)	3,126,148
77,575	Scientific Games Corp., Class A(a)	2,404,825
		19,607,711
	Household durables - 0.4%
76,235	Yankee Candle Co., Inc.	1,867,758
	Internet & catalog retail - 1.6%
81,785	Blue Nile, Inc.(a)	2,587,677
118,552	Coldwater Creek, Inc.(a)	2,989,882
46,570	Netflix, Inc.(a)	1,210,354
25,540	Overstock.com, Inc.(a)	979,459
		7,767,372
	Media - 3.2%
68,300	aQuantive, Inc.(a)	1,374,879
16,510	Arbitron, Inc.	657,758
399,435	Lions Gate Entertainment Corp.(a)	3,810,610
60,375	R.H. Donnelley Corp.(a)	3,819,322
277,330	Radio One, Inc., Class D(a)	3,646,890
68,490	Valassis Communications, Inc.(a)	2,669,740
		15,979,199
	Specialty retail - 3.6%
52,900	Aeropostale, Inc.(a)	1,124,125
64,240	Charlotte Russe Holding, Inc.(a)	855,677
170,340	Finish Line, Inc., Class A	2,485,261
72,530	GameStop Corp., Class A(a)	2,282,519
21,780	Guitar Center, Inc.(a)	1,202,474
71,921	Hibbett Sporting Goods, Inc.(a)	1,600,231
42,690	Hot Topic, Inc.(a)	655,718
37,710	Jarden Corp.(a)	1,548,750
50,450	PETCO Animal Supplies, Inc.(a)	1,067,522
89,120	Talbots, Inc.	2,666,470
102,600	Tuesday Morning Corp.	2,654,262
		18,143,009
	Textiles, apparel & luxury goods - 1.3%
13,870	Carter's, Inc.(a)	787,816
68,205	Jos. A. Bank Clothiers, Inc.(a)	2,947,820
120,857	Wolverine World Wide, Inc.	2,544,040
		6,279,676

Shares		Value ($)
	Consumer staples - 1.4%
	Food & staples retailing - 0.2%
31,920	United Natural Foods, Inc.(a)	1,128,691
	Food products - 0.5%
84,515	Delta & Pine Land Co.	2,232,041
	Personal products - 0.7%
174,370	Nu Skin Enterprises, Inc., Class A	3,321,749
	Energy - 7.0%
	Energy equipment & services - 2.9%
63,167	Atwood Oceanics, Inc.(a)	5,319,293
53,225	CAL Dive International, Inc.(a)	3,374,997
15,580	Dril-Quip, Inc.(a)	747,840
44,380	Energy Conversion Devices, Inc.(a)	1,991,775
27,480	Hydril(a)	1,886,227
42,690	Tetra Technologies, Inc.(a)	1,332,782
		14,652,914
	Oil, gas & consumable fuels - 4.1%
38,110	Cheniere Energy, Inc.(a)	1,576,230
77,805	Denbury Resources, Inc.(a)	3,924,484
36,200	Encore Acquisition Co.(a)	1,406,370
34,430	Frontier Oil Corp.	1,526,971
23,330	Holly Corp.	1,492,653
22,950	KFx, Inc.(a)	392,904
93,149	Remington Oil & Gas Corp.(a)	3,865,683
33,420	St. Mary Land & Exploration Co.	1,223,172
215,245	Superior Energy Services, Inc.(a)	4,970,007
		20,378,474
	Financials - 9.8%
	Capital markets - 2.1%
141,994	Affiliated Managers Group, Inc.(a)	10,283,206
	Commercial banks - 4.6%
227,238	Boston Private Financial Holdings, Inc.	6,030,897
52,437	City National Corp.	3,675,309
97,972	Fidelity Bankshares, Inc.	2,993,045
94,680	Prosperity Bancshares, Inc.	2,864,070
105,449	South Financial Group, Inc.	2,830,251
113,975	Texas Capital Bancshares, Inc.(a)	2,410,571
44,610	Westamerica Bancorporation	2,304,106
		23,108,249
	Consumer finance - 1.1%
69,519	Nelnet, Inc., Class A(a)	2,642,417
120,220	World Acceptance Corp.(a)	3,054,790
		5,697,207

See Accompanying Notes to Financial Statements.

122

Columbia Funds Master Investment Trust

Columbia Small Cap Growth Master Portfolio

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Insurance - 1.0%
48,875	Selective Insurance Group, Inc.	2,389,988
60,305	Triad Guaranty, Inc.(a)	2,365,162
		4,755,150
	Real estate - 1.0%
137,114	Bluegreen Corp.(a)	2,420,062
98,377	Strategic Hotel Capital, Inc., REIT	1,796,364
29,970	Washington REIT	932,367
		5,148,793
	Health care - 18.6%
	Biotechnology - 4.6%
67,350	Abgenix, Inc.(a)	853,998
84,130	Amylin Pharmaceuticals, Inc.(a)	2,926,883
56,040	Arena Pharmaceuticals, Inc.(a)	554,796
94,675	AtheroGenics, Inc.(a)	1,517,640
87,880	CV Therapeutics, Inc.(a)	2,350,790
287,040	Exelixis, Inc.(a)	2,201,597
116,480	Human Genome Sciences, Inc.(a)	1,582,963
209,766	Illumina, Inc.(a)	2,687,102
32,925	Martek Biosciences Corp.(a)	1,156,655
82,100	Medarex, Inc.(a)	781,592
164,300	Protein Design Labs, Inc.(a)	4,600,400
90,100	Vertex Pharmaceuticals, Inc.(a)	2,013,735
		23,228,151
	Health care equipment & supplies - 5.7%
29,270	Advanced Neuromodulation Systems, Inc.(a)	1,389,154
243,190	American Medical Systems Holdings, Inc.(a)	4,900,278
110,604	Aspect Medical Systems, Inc.(a)	3,277,196
13,260	Foxhollow Technologies, Inc.(a)	631,309
15,640	Hologic, Inc.(a)	903,210
175,815	Immucor, Inc.(a)	4,824,364
29,620	Intuitive Surgical, Inc.(a)	2,170,850
104,945	Kyphon, Inc.(a)	4,611,283
61,030	Meridian Bioscience, Inc.	1,263,321
65,082	Nektar Therapeutics(a)	1,103,140
56,842	Respironics, Inc.(a)	2,397,596
31,370	Somanetics Corp.(a)	784,250
		28,255,951
	Health care providers & services - 5.8%
49,180	Allion Healthcare, Inc.(a)	885,732
54,900	Apria Healthcare Group, Inc.(a)	1,751,859
214,169	Centene Corp.(a)	5,360,650
82,200	HealthExtras, Inc.(a)	1,757,436
100,928	LifePoint Hospitals, Inc.(a)	4,413,582
19,090	Pediatrix Medical Group, Inc.(a)	1,466,494
44,700	PRA International(a)	1,354,857
10,280	Psychiatric Solutions, Inc.(a)	557,484
29,010	United Surgical Partners International, Inc.(a)	1,134,581
405,266	VCA Antech, Inc.(a)	10,342,388
		29,025,063

Shares		Value ($)
	Pharmaceuticals - 2.5%
87,915	Connetics Corp.(a)	1,486,643
47,980	Medicis Pharmaceutical Corp., Class A	1,562,229
94,890	MGI Pharma, Inc.(a)	2,211,886
27,270	New River Pharmaceuticals, Inc.(a)	1,307,324
40,575	Par Pharmaceutical Companies, Inc.(a)	1,080,106
101,570	Penwest Pharmaceuticals Co.(a)	1,780,522
137,100	Salix Pharmaceuticals Ltd.(a)	2,913,375
		12,342,085
	Industrials - 12.4%
	Aerospace & defense - 1.1%
27,010	Aviall, Inc.(a)	912,398
17,920	DRS Technologies, Inc.	884,531
109,400	Teledyne Technologies, Inc.(a)	3,771,018
		5,567,947
	Air freight & logistics - 2.9%
185,622	HUB Group, Inc., Class A(a)	6,814,184
101,316	UTI Worldwide, Inc.	7,872,253
		14,686,437
	Airlines - 0.6%
146,910	AirTran Holdings, Inc.(a)	1,859,881
98,330	Frontier Airlines, Inc.(a)	961,667
		2,821,548
	Commercial services & supplies - 4.2%
15,500	John H. Harland Co.	688,200
157,984	Korn/Ferry International(a)	2,589,358
139,392	Labor Ready, Inc.(a)	3,575,405
74,295	Mine Safety Appliances Co.	2,875,216
45,700	Navigant Consulting, Inc.(a)	875,612
81,150	Resources Connection, Inc.(a)	2,404,475
90,390	Senomyx, Inc.(a)	1,539,342
12,010	Strayer Education, Inc.	1,135,185
142,505	Waste Connections, Inc.(a)	4,999,075
		20,681,868
	Electrical equipment - 0.3%
186,270	Evergreen Solar, Inc.(a)	1,737,899
	Industrial conglomerates - 0.2%
22,120	Walter Industries, Inc.	1,082,110
	Machinery - 2.6%
30,262	Actuant Corp., Class A	1,416,262
45,465	Bucyrus International, Inc., Class A	2,233,695
31,860	Clarcor, Inc.	915,019
25,960	ESCO Technologies, Inc.(a)	1,299,817
40,420	JLG Industries, Inc.	1,478,968
22,730	Manitowoc Co., Inc.	1,142,183
165,650	Wabtec Corp.	4,518,932
		13,004,876

See Accompanying Notes to Financial Statements.

123

Columbia Funds Master Investment Trust

Columbia Small Cap Growth Master Portfolio

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Road & rail - 0.5%
52,340	Florida East Coast Industries, Inc.	2,370,479
	Information technology - 26.1%
	Communications equipment - 4.1%
65,130	Adtran, Inc.	2,051,595
99,120	Anaren, Inc.(a)	1,397,592
282,565	AudioCodes Ltd.(a)	3,111,041
86,556	Avocent Corp.(a)	2,738,632
86,171	C-COR, Inc.(a)	581,654
32,700	Emulex Corp.(a)	660,867
25,710	F5 Networks, Inc.(a)	1,117,614
53,645	NICE Systems Ltd., ADR(a)	2,423,681
215,732	Packeteer, Inc.(a)	2,707,437
36,240	Plantronics, Inc.	1,116,554
77,264	SiRF Technology Holdings, Inc.(a)	2,327,964
		20,234,631
	Computers & peripherals - 1.9%
194,110	M-Systems Flash Disk Pioneers Ltd.(a)	5,807,771
112,250	Neoware Systems, Inc.(a)	1,879,065
60,950	Stratasys, Inc.(a)	1,810,215
		9,497,051
	Electronic equipment & instruments - 3.5%
76,850	Anixter International, Inc.(a)	3,099,360
138,957	Daktronics, Inc.	3,332,189
44,836	Flir Systems, Inc.(a)	1,326,249
95,135	Global Imaging Systems, Inc.(a)	3,239,347
59,920	Itron, Inc.(a)	2,735,947
215,394	Plexus Corp.(a)	3,681,083
		17,414,175
	Internet software & services - 3.0%
108,040	CNET Networks, Inc.(a)	1,466,103
52,150	Digital River, Inc.(a)	1,817,428
340,190	Digitas, Inc.(a)	3,864,558
139,990	EarthLink, Inc.(a)	1,497,893
15,380	Equinix, Inc.(a)	640,577
17,180	InfoSpace, Inc.(a)	410,087
61,210	Openwave Systems, Inc.(a)	1,100,556
222,278	Secure Computing Corp.(a)	2,522,855
88,960	ValueClick, Inc.(a)	1,520,326
		14,840,383
	IT services - 2.3%
101,493	Anteon International Corp.(a)	4,339,841
80,855	Euronet Worldwide, Inc.(a)	2,392,499
54,670	MPS Group, Inc.(a)	645,106
50,972	MTC Technologies, Inc.(a)	1,630,085
209,440	Sykes Enterprises, Inc.(a)	2,492,336
		11,499,867
	Semiconductors & semiconductor equipment - 5.6%
106,375	Cymer, Inc.(a)	3,331,665
134,650	Cypress Semiconductor Corp.(a)	2,026,482
230,150	Entegris, Inc.(a)	2,600,695
199,983	Microsemi Corp.(a)	5,107,566

Shares		Value ($)
	Semiconductors & semiconductor equipment - (continued)
206,385	Semtech Corp.(a)	3,399,161
266,550	Skyworks Solutions, Inc.(a)	1,871,181
142,060	Tessera Technologies, Inc.(a)	4,249,015
65,190	Varian Semiconductor Equipment Associates, Inc.(a)	2,762,100
342,944	Virage Logic Corp.(a)	2,657,816
		28,005,681
	Software - 5.7%
61,250	American Reprographics Co.(a)	1,047,375
92,357	Ansys, Inc.(a)	3,554,821
160,780	Epicor Software Corp.(a)	2,090,140
91,926	Hyperion Solutions Corp.(a)	4,472,200
44,868	Kronos, Inc.(a)	2,002,908
39,600	Macrovision Corp.(a)	756,360
31,410	Micros Systems, Inc.(a)	1,374,188
117,425	Open Solutions, Inc.(a)	2,562,213
226,460	Parametric Technology Corp.(a)	1,578,426
167,150	Progress Software Corp.(a)	5,310,355
132,180	Quest Software, Inc.(a)	1,991,953
138,891	RSA Security, Inc.(a)	1,765,305
18,090	TIBCO Software, Inc.(a)	151,232
		28,657,476
	Materials - 3.6%
	Chemicals - 1.5%
84,965	Airgas, Inc.	2,517,513
23,940	Georgia Gulf Corp.	576,475
153,314	Symyx Technologies, Inc.(a)	4,004,562
21,760	UAP Holding Corp.	393,856
		7,492,406
	Construction materials - 0.4%
15,760	Eagle Materials, Inc.	1,912,791
	Metals & mining - 1.7%
50,550	Allegheny Technologies, Inc.	1,566,039
59,453	AMCOL International Corp.	1,133,769
17,870	Cleveland-Cliffs, Inc.	1,556,656
49,860	Foundation Coal Holdings, Inc.	1,917,117
15,280	Quanex Corp.	1,011,841
21,040	Reliance Steel & Aluminum Co.	1,113,647
		8,299,069
	Telecommunication services - 1.7%
	Diversified telecommunication services - 0.1%
23,235	Tekelec(a)	486,773
	Wireless telecommunication services - 1.6%
137,670	Alamosa Holdings, Inc.(a)	2,355,534
103,950	Dobson Communications Corp., Class A(a)	798,336
7,360	Jamdat Mobile, Inc.(a)	154,560

See Accompanying Notes to Financial Statements.

124

Columbia Funds Master Investment Trust

Columbia Small Cap Growth Master Portfolio

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Wireless telecommunication services - (continued)
226,680	SBA Communications Corp., Class A(a)	3,502,206
98,288	SpectraLink Corp.	1,253,172
		8,063,808
	Utilities - 1.0%
	Gas utilities - 1.0%
117,190	Energen Corp.	5,069,639
	Total common stocks (Cost of $377,382,885)	483,483,931
	Investment companies - 3.1%
44,300	iShares Dow Jones U.S. Real Estate Index Fund	2,847,161
93,765	iShares Nasdaq Biotechnology Index Fund(a)	7,219,905
77,900	iShares Russell 2000 Index Fund	5,171,781
	Total investment companies (Cost of $14,736,836)	15,238,847
Par ($)
	Short-term obligation - 1.5%
7,664,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.150%, collateralized by a U.S. Treasury Bond maturing 02/15/23, market value of $7,818,775 (repurchase proceeds $7,666,012)	7,664,000
	Total short-term obligation (Cost of $7,664,000)	7,664,000
Total investments (Cost of $399,783,721)(b)	101.6%	506,386,778
Other assets & liabilities, net	(1.6)%	(8,068,250)
Net assets	100.0%	498,318,528

Notes to Investment Portfolio:

(a) Non-income producing security.

(b) Cost for federal income tax purposes is $399,783,721.

At September 30, 2005, the Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Information technology	26.1%
Health care	18.6
Consumer discretionary	15.4
Industrials	12.4
Financials	9.8
Energy	7.0
Materials	3.6
Telecommunication services	1.7
Consumer staples	1.4
Utilities	1.0
Investment companies	3.1
Short-term obligation	1.5
Other assets & liabilities, net	(1.6)
100.0%

Acronym	Name
ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

125

Columbia Funds Master Investment Trust

Statements of assets and liabilities  September 30, 2005 (unaudited)

	Growth Master Portfolio ($)	Large Cap Core Master Portfolio ($)	Focused Equities Master Portfolio ($)	Small Cap Growth Master Portfolio ($)
Assets:
Investments, at identified cost	2,762,998,383	1,442,577,837	2,545,745,022	399,783,721
Investments, at value	3,334,526,416	1,572,817,240	3,436,685,893	506,386,778
Cash	778,994	-	22,808	579
Receivable for:
Investments sold	5,887,174	56,402,442	2,640,969	4,498,186
Interest	668,187	-	312,612	1,089
Dividends	1,484,341	2,551,571	1,957,656	67,665
Foreign tax reclaim	-	59,936	-	724
Other assets	29,286	3,752	24,925	-
Total assets	3,343,374,398	1,631,834,941	3,441,644,863	510,955,021
Liabilities:
Payable to custodian bank	-	3,138,215	-	-
Payable for:
Investments purchased	54,495,628	49,613,552	-	12,292,925
Investment advisory fee	1,707,349	707,154	1,779,130	288,170
Administration fee	264,785	66,007	277,217	20,630
Trustees' fees	41,939	42,106	42,399	25,551
Custody fee	10,838	17,480	49,537	442
Other liabilities	-	-	-	8,775
Total liabilities	56,520,539	53,584,514	2,148,283	12,636,493
Net assets	3,286,853,859	1,578,250,427	3,439,496,580	498,318,528

See Accompanying Notes to Financial Statements.

126

Columbia Funds Master Investment Trust

Statements of operations

For the Six Months Ended September 30, 2005 (unaudited)

	Growth Master Portfolio ($)	Large Cap Core Master Portfolio ($)	Focused Equities Master Portfolio ($)	Small Cap Growth Master Portfolio ($)
Net investment income
Income:
Dividends	11,191,997	14,276,767	14,059,093	650,619
Dividends from affiliates	2,392,606	112,866	1,846,567	58,741
Interest	4,348,959	79,208	2,509,727	124,068
Securities lending income	86,706	18,349	51,643	102,111
Foreign taxes withheld	(486,829)	(196,719)	(530,459)	(936)
Total income	17,533,439	14,290,471	17,936,571	934,603
Expenses:
Investment advisory fee	9,305,241	4,173,159	10,256,410	1,780,606
Administration fee	1,426,543	380,785	1,587,123	127,366
Trustees' fees	8,523	7,571	8,495	7,610
Custody fee	76,526	56,255	119,478	24,196
Other expenses	43,776	43,175	59,143	34,035
Total operating expenses	10,860,609	4,660,945	12,030,649	1,973,813
Interest expense	-	7,841	-	315
Total expenses	10,860,609	4,668,786	12,030,649	1,974,128
Custody earnings credit	(9,392)	(2,991)	(9,610)	(30)
Net expenses	10,851,217	4,665,795	12,021,039	1,974,098
Net investment income (loss)	6,682,222	9,624,676	5,915,532	(1,039,495)
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on investments	(2,223,253)	27,593,622	41,526,631	61,391,700
Net change in unrealized appreciation (depreciation) on:
Investments	204,205,740	45,442,293	259,915,375	(8,897,529)
Foreign currency translations	596	-	-	-
Net change in unrealized appreciation (depreciation)	204,206,336	45,442,293	259,915,375	(8,897,529)
Net gain	201,983,083	73,035,915	301,442,006	52,494,171
Net increase resulting from operations	208,665,305	82,660,591	307,357,538	51,454,676

See Accompanying Notes to Financial Statements.

127

Columbia Funds Master Investment Trust

Statements of changes in net assets

	Growth Master Portfolio		Large Cap Core Master Portfolio
	(unaudited) Six Months Ended September 30, 2005 ($)	Year Ended March 31, 2005 ($)	(unaudited) Six Months Ended September 30, 2005 ($)	Year Ended March 31, 2005 ($)
Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,682,222	4,156,696	9,624,676	22,567,000
Net realized gain (loss) on investments	(2,223,253)	(33,284,490)	27,593,622	399,753,371
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	204,206,336	153,557,235	45,442,293	(339,265,267)
Net increase in net assets resulting from operations	208,665,305	124,429,441	82,660,591	83,055,104
Contributions	967,947,661	1,172,736,000	184,859,557	312,192,000
Withdrawals	(233,550,548)	(305,651,000)	(164,029,721)	(779,853,000)
	734,397,113	867,085,000	20,829,836	(467,661,000)
Net increase (decrease) in net assets	943,062,418	991,514,441	103,490,427	(384,605,896)
Net assets:
Beginning of period	2,343,791,441	1,352,277,000	1,474,760,000	1,859,365,896
End of period	3,286,853,859	2,343,791,441	1,578,250,427	1,474,760,000

	Focused Equities Master Portfolio		Small Cap Growth Master Portfolio
	(unaudited) Six Months Ended September 30, 2005 ($)	Year Ended March 31, 2005 ($)	(unaudited) Six Months Ended September 30, 2005 ($)	Year Ended March 31, 2005 ($)
Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,915,532	2,862,284	(1,039,495)	(3,513,606)
Net realized gain (loss) on investments	41,526,631	(1,296,000)	61,391,700	88,054,858
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	259,915,375	146,999,830	(8,897,529)	(87,351,870)
Net increase in net assets resulting from operations	307,357,538	148,566,114	51,454,676	(2,810,618)
Contributions	592,915,823	719,801,000	14,590,871	62,652,000
Withdrawals	(390,818,403)	(640,299,000)	(97,077,019)	(300,890,382)
	202,097,420	79,502,000	(82,486,148)	(238,238,382)
Net increase (decrease) in net assets	509,454,958	228,068,114	(31,031,472)	(241,049,000)
Net assets:
Beginning of period	2,930,041,622	2,701,973,508	529,350,000	770,399,000
End of period	3,439,496,580	2,930,041,622	498,318,528	529,350,000

See Accompanying Notes to Financial Statements.

128

Columbia Funds Master Investment Trust

Statements of changes in net assets (continued)

See Accompanying Notes to Financial Statements.

129

Columbia Funds Master Investment Trust

Financial highlights

	Total return		Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Without waivers and/or expense reimbursements Ratio of operating expenses to average net assets
Growth Master Portfolio:
Six months ended 9/30/2005 (unaudited)	6.31	%(a)	0.76	%(b)(c)	0.47	%(b)	33	%(a)	0.76	%(b)
Year ended 3/31/2005	8.30		0.83	(c)(d)	0.25		62		0.83	(c)(d)
Year ended 3/31/2004	33.81		0.87	(c)(d)	0.07		94		0.87	(c)(d)
Year ended 3/31/2003	(18.90)		0.87	(c)(d)	(0.05)		107		0.87	(c)(d)
Year ended 3/31/2002	(0.53)		0.87	(c)(d)	(0.13)		114		0.87	(c)(d)
Year ended 3/31/2001	-	(e)	0.86	(c)	0.20		113		0.86	(c)
Large Cap Core Master Portfolio:
Six months ended 9/30/2005 (unaudited)	5.83	%(a)	0.61	%(b)(d)	1.26	%(b)	28	%(a)	0.61%(b)(c)(d)
Year ended 3/31/2005	5.18		0.67		1.34		122		0.68	(c)(d)
Year ended 3/31/2004	32.80		0.71	(c)(d)(f)	0.74		47		0.71	(c)(d)
Period ended 3/31/2003(g)	(22.08)		0.71(b)(c)(d)(h)		0.96	(b)(h)	77		0.71(b)(c)(d)(h)
Focused Equities Master Portfolio:
Six months ended 9/30/2005 (unaudited)	9.97	%(a)	0.76	%(b)(c)	0.37	%(b)	27	%(a)	0.76	%(b)
Year ended 3/31/2005	5.76		0.83	(c)(d)	0.11		89		0.83	(c)(d)
Year ended 3/31/2004	32.78		0.86	(c)(d)	(0.01)		96		0.86	(c)(d)
Year ended 3/31/2003	(19.02)		0.86	(c)(d)	(0.08)		115		0.86	(c)(d)
Year ended 3/31/2002	3.50		0.86	(c)(d)	(0.08)		129		0.86	(c)(d)
Year ended 3/31/2001	-	(e)	0.86	(c)(d)	0.17		134		0.86	(c)
Small Cap Growth Master Portfolio:
Six months ended 9/30/2005 (unaudited)	11.18	%(a)	0.78%(b)(c)(d)		(0.41	)%(b)	41	%(a)	0.78	%(b)
Year ended 3/31/2005	0.50		0.90	(c)(d)	0.56		59		0.90	(c)(d)
Period ended 3/31/2004(i)	51.50		0.98	(b)(c)	(0.66	)(b)	26		0.98	(b)(c)

(a)  Not annualized.

(b)  Annualized.

(c)  The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expenses, was less than 0.01%.

(d)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(e)  Total return not required for periods indicated.

(f)  The reimbursement from Investment Advisor is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement to the operating expense ratio (with waivers) was less than 0.01% for the year ended March 31, 2004.

(g)  Strategic Growth Master Portfolio commenced operations on May 13, 2002.

(h)  Allocated from Blue Chip Master Portfolio and Focused Equities Master Portfolio, respectively.

(i)  Small Company Master Portfolio commenced operations on November 1, 2003.

See Accompanying Notes to Financial Statements.

130

Columbia Funds Master Investment Trust

Notes to financial statements  September 30, 2005 (unaudited)

Note 1.  Organization

Columbia Funds Master Investment Trust (the "Master Trust"), formerly Nations Master Investment Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to the following portfolios of Master Trust (each a "Master Portfolio" and collectively, the "Master Portfolios"):

Master Portfolio Name	Former Master Portfolio Name
Columbia Marsico Growth Master Portfolio	Nations Marsico Growth Master Portfolio

Columbia Large Cap Core Master Portfolio	Nations Strategic Growth Master Portfolio

Columbia Marsico Focused Equities Master Portfolio	Nations Marsico Focused Equities Master Portfolio

Columbia Small Cap Growth Master Portfolio	Nations Small Company Master Portfolio

On September 23, 2005, Nations Master Investment Trust was renamed Columbia Funds Master Investment Trust. Also on that date, each of the Master Portfolios presented in these financial statements were renamed as disclosed above.

The following investors were invested in the Master Portfolios at September 30, 2005:

Columbia Marsico Growth Master Portfolio:
Columbia Marsico Growth Fund	97.4%
Nations Marsico Growth Fund (Offshore)	1.5%
Banc of America Capital Management Funds I, LLC – Growth Fund	1.1%
Columbia Large Cap Core Master Portfolio:
Columbia Large Cap Core Fund	99.0%
Nations Strategic Growth Fund (Offshore)	1.0%
Columbia Marsico Focused Equities Master Portfolio:
Columbia Marsico Focused Equities Fund	99.3%
Nations Marsico Focused Equities Fund (Offshore)	0.6%
Banc of America Capital Management Funds I, LLC – Focused Equities Fund	0.1%
Columbia Small Cap Growth Master Portfolio:
Columbia Small Cap Growth Fund II	97.5%
Nations Small Company Fund (Offshore)	2.5%

On September 23, 2005, Nations Marsico Growth Fund, Nations Strategic Growth Fund, Nations Marsico Focused Equities Fund and Nations Small Company Fund were renamed Columbia Marsico Growth Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Small Cap Growth Fund II, respectively.

Note 2.  Significant accounting policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolios in the preparation of their financial statements.

Security valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including, but not limited to broker-dealer quotations. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other investment companies are valued at net asset value.

131

Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

Security transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase agreements: Each Master Portfolio may engage in repurchase agreement transactions with institutions that the Master Portfolios' investment advisor has determined are creditworthy. Each Master Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Master Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Master Portfolios seek to assert their rights.

Income recognition: Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each investor in the Master Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses, realized and unrealized gains and losses of the Master Portfolio.

Expenses: General expenses of the Master Trust are allocated to the Master Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Master Portfolio are charged directly to the Master Portfolio.

Federal income tax status: The Master Portfolios are treated as partnerships for federal income tax purposes and therefore are not subject to federal income tax. Each investor in the Master Portfolios will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

Indemnification: In the normal course of business, each Master Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Master Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims against the Master Portfolio. Also, under the Master Trust's organizational documents, the Trustees and Officers of the Master Trust are indemnified against certain liabilities that may arise out of their duties to the Master Trust. However, based on experience, the Master Portfolios expect the risk of loss due to these warranties and indemnities to be minimal.

Note 3.  Federal Tax Information

Unrealized appreciation and depreciation at September 30, 2005, based on cost of investments for federal income tax purposes was:

Master Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Columbia Marsico Growth Master Portfolio	$617,271,527	$(45,743,494)	$571,528,033
Columbia Large Cap Core Master Portfolio	175,385,895	(45,146,492)	130,239,403
Columbia Marsico Focused Equities Master Portfolio	945,754,341	(54,813,470)	890,940,871
Columbia Small Cap Growth Master Portfolio	121,698,626	(15,095,569)	106,603,057

Note 4.  Fees and Compensation Paid to Affiliates

Investment advisory fee: Columbia Management Advisors, LLC ("Columbia") is the investment advisor to the Master Portfolios. Prior to September 30, 2005, Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A., which in turn is a wholly-owned banking subsidiary of Bank of America Corporation ("BOA"), was the investment advisor to the Master Portfolios, under the same fee structure. On September 30, 2005,

132

Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Columbia Management Advisors, Inc., a wholly-owned subsidiary of BOA, merged into BACAP. At that time, the combined investment advisor was then renamed Columbia Management Advisors, LLC.

Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Master Portfolio at the following annual rates:

	Fees on Average Net Assets
Master Portfolio	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Marsico Growth Master Portfolio	0.75%	0.70%	0.65%	0.60%	0.58%	0.56%
Columbia Large Cap Core Master Portfolio	0.60%	0.55%	0.50%	0.45%	0.43%	0.41%
Columbia Marsico Focused Equities Master Portfolio	0.75%	0.70%	0.65%	0.60%	0.58%	0.56%
Columbia Small Cap Growth Master Portfolio	0.70%	0.65%	0.60%	0.60%	0.60%	0.60%

For the six months ended September 30, 2005, the annualized effective investment advisory fee rates for the Master Portfolios were as follows:

Master Portfolio	Annualized Effective Rate
Columbia Marsico Growth Master Portfolio	0.65%
Columbia Large Cap Core Master Portfolio	0.55%
Columbia Marsico Focused Equities Master Portfolio	0.65%
Columbia Small Cap Growth Master Portfolio	0.70%

Sub-advisory fee: Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of BOA has been retained by Columbia as sub-advisor to the Columbia Marsico Growth Master Portfolio and the Columbia Marsico Focused Equities Master Portfolio. As the sub-advisor, Marsico is responsible for daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Master Portfolios. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee at the annual rate of 0.45% of each respective Master Portfolio's average daily net assets.

Administration fee: Columbia provides administrative and other services to the Master Portfolios. State Street Bank and Trust Company ("State Street") serves as the sub-administrator to the Master Portfolios. Prior to August 22, 2005, BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of BOA, served as the administrator to the Master Portfolios under the same fee structure and Bank of New York ("BNY") served as the sub-administrator to the Master Portfolios. On August 22, 2005, BACAP Distributors merged into Columbia Funds Distributor, Inc., an affiliate of BACAP and a wholly-owned subsidiary of BOA. Columbia Funds Distributor, Inc. was then renamed Columbia Management Distributors, Inc.

Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly, based on each Master Portfolio's average daily net assets at the following annual rates:

Master Portfolio	Annual Rate
Columbia Marsico Growth Master Portfolio	0.10%
Columbia Large Cap Core Master Portfolio	0.05%
Columbia Marsico Focused Equities Master Portfolio	0.10%
Columbia Small Cap Growth Master Portfolio	0.05%

Fees paid to officers and trustees: With the exception of one officer, all officers of the Master Portfolios are employees of Columbia or its affiliates and receive no compensation from the Master Portfolios.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Master Portfolios' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves (formerly Nations Treasury Reserves), a portfolio of Columbia Funds Trust, another registered investment

133

Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

company advised by Columbia. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statements of operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statements of assets and liabilities.

Custody credits: Each Master Portfolio has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of operations. The Master Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Other:  Prior to the appointment of State Street as sub-administrator to the Master Portfolios, the Master Portfolios have made daily investments of cash balances in Columbia Cash Reserves (formerly Nations Cash Reserves), another portfolio of the Columbia Funds Series Trust (formerly Nations Funds Trust), pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Master Portfolio from such investments is included as "Dividends from affiliates" on the Statements of operations. BACAP and BACAP Distributors advisory and administration fees on the investments made in the Columbia Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Master Portfolios. For the six months ended September 30, 2005, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

Fund	Advisory fees	Administration fees
Columbia Marsico Growth Master Portfolio	$79,442	$39,721
Columbia Large Cap Core Master Portfolio	1,293	646
Columbia Marsico Focused Equities Master Portfolio	59,592	29,796
Columbia Small Cap Growth Master Portfolio	1,821	911

Note 5.  Portfolio Information

For the six months ended September 30, 2005, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

Master Portfolio	Purchases	Sales
Columbia Marsico Growth Master Portfolio	$1,659,611,893	$905,843,194
Columbia Large Cap Core Master Portfolio	429,120,432	473,797,867
Columbia Marsico Focused Equities Master Portfolio	1,053,408,328	850,582,192
Columbia Small Cap Growth Master Portfolio	202,374,209	261,090,316

Note 6. Line of credit

The Master Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating master portfolio based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating master portfolio based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statements of operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating master portfolio.

Prior to August 22, 2005, the Master Trust participated with other affiliated funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement were taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings was payable at a specified Federal Funds Rate plus 0.50% on an annualized basis. Each participating master portfolio maintained a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

134

Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

For the six months ended September 30, 2005, the Master Portfolios, with the exception of Columbia Large Cap Core Master Portfolio and Columbia Small Cap Growth Master Portfolio did not borrow under these arrangements.

During the six months ended September 30, 2005, borrowings by the Columbia Large Cap Core Master Portfolio and Columbia Small Cap Growth Master Portfolio were as follows:

Master Portfolio	Average Amount Outstanding*	Average Interest Rate
Columbia Large Cap Core Master Portfolio	$294,967	3.45%
Columbia Small Cap Growth Master Portfolio	5,077	3.51

*  The average amount outstanding was calculated based on daily balances in the period.

Note 7.  Securities lending

Under an agreement with BNY, the Master Portfolios were allowed to lend their securities to certain approved brokers, dealers and other financial institutions. The income earned by each Master Portfolio from securities lending is included on the Statements of operations. At September 30, 2005, the Master Portfolios do not participate in a securities lending program.

Note 8. Disclosure of significant risks and contingencies

Foreign securities: Certain Master Portfolios invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Master Portfolios to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Legal proceedings: On February 9, 2005, BACAP (which has since been renamed Columbia Management Advisors, LLC) ("Columbia") and BACAP Distributors (which has since merged into Columbia Management Distributors, Inc. (formerly Columbia Funds Distributor, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, Columbia and its affiliate, Banc of America Securities, LLC ("BAS") have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, the Columbia Group to reduce Columbia Funds, and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. The Columbia Group is currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and Independent Trustees and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third

135

Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under development. As such, any gain to the Columbia Funds or their shareholders can not be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly Nations Funds Trust) (the "Trust"), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including Columbia and the Distributor (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names the Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Trust against BAC and others that asserts claims under federal securities laws and state common law. The Trust is a nominal defendant in this action. The MDL is ongoing. The Master Portfolios are not currently named as defendants in the MDL. The Master Portfolios can not predict if they will be added as parties to the MDL, and if they are added, whether the litigation will have any impact on them.

136

IMPORTANT INFORMATION ABOUT THIS REPORT

  Columbia Funds

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800-345-6611

Distributor

Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Stock Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the funds use to determine how to vote proxies and a copy of the funds' voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, is available from the SEC's website. Information regarding how the funds voted proxies relating to portfolio securities is also available from the funds' website.

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A. merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

137

COLUMBIA FUNDS

Growth Funds	Columbia Acorn Fund

Columbia Acorn Select

Columbia Acorn USA

Columbia Growth Stock Fund

Columbia Large Cap Growth Fund

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Marsico Mid Cap Growth Fund

Columbia Mid Cap Growth Fund

Columbia Small Cap Growth Fund I

Columbia Small Cap Growth Fund II

Columbia Small Company Equity Fund

Columbia Tax-Managed Growth Fund

Core Funds	Columbia Common Stock Fund

Columbia Large Cap Core Fund

Columbia Small Cap Core Fund

Columbia Young Investor Fund

Value Funds	Columbia Disciplined Value Fund

Columbia Dividend Income Fund

Columbia Large Cap Value Fund

Columbia Mid Cap Value Fund

Columbia Small Cap Value Fund I

Columbia Small Cap Value Fund II

Columbia Strategic Investor

Asset Allocation/	Columbia Asset Allocation Fund

Hybrid Funds	Columbia Asset Allocation Fund II

Columbia Balanced Fund

Columbia Liberty Fund

Columbia LifeGoalTM Balanced Growth Portfolio

Columbia LifeGoalTM Growth Portfolio

Columbia LifeGoalTM Income Portfolio

Columbia LifeGoalTM Income and Growth Portfolio

Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Index Fund

Columbia Mid Cap Index Fund

Columbia Small Cap Index Fund

Specialty Funds	Columbia Convertible Securities Fund

Columbia Real Estate Equity Fund

Columbia Technology Fund

Columbia Utilities Fund

Global/	Columbia Acorn International

International Funds	Columbia Acorn International Select

Columbia Global Value Fund

Columbia Greater China Fund

Columbia International Stock Fund

Columbia International Value Fund

Columbia Marsico International Opportunities Fund

Columbia Multi-Advisor International Equity Fund

Columbia World Equity Fund

Taxable Bond Funds	Columbia Conservative High Yield Fund

Columbia Core Bond Fund

Columbia Federal Securities Fund

Columbia High Income Fund

Columbia High Yield Opportunity Fund

Columbia Income Fund

Columbia Intermediate Bond Fund

Columbia Intermediate Core Bond Fund

Columbia Short Term Bond Fund

Columbia Strategic Income Fund

Columbia Total Return Bond

Columbia U.S. Treasury Index Fund

Tax-Exempt Bond	Columbia California Tax-Exempt Fund

Funds	Columbia CA Intermediate Municipal Bond Fund

Columbia Connecticut Tax-Exempt Fund

Columbia CT Intermediate Municipal Bond Fund

Columbia FL Intermediate Municipal Bond Fund

Columbia GA Intermediate Municipal Bond Fund

Columbia High Yield Municipal Fund

Columbia Intermediate Municipal Bond Fund

Columbia MA Intermediate Municipal Bond Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia MD Intermediate Municipal Bond Fund

Columbia Municipal Income Fund

Columbia NC Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia NJ Intermediate Municipal Bond Fund

Columbia NY Intermediate Municipal Bond Fund

Columbia OR Intermediate Municipal Bond Fund

Columbia RI Intermediate Municipal Bond Fund

Columbia SC Intermediate Municipal Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Tax-Exempt Fund

Columbia Tax-Exempt Insured Fund

Columbia TX Intermediate Municipal Bond Fund

Columbia VA Intermediate Municipal Bond Fund

Money Market Funds	Columbia Cash Reserves

Columbia CA Tax-Exempt Reserves

Columbia Government Reserves

Columbia Government Plus Reserves

Columbia MA Municipal Reserves

Columbia Money Market Reserves

Columbia Municipal Reserves

Columbia NY Tax-Exempt Reserves

Columbia Prime Reserves

Columbia Tax-Exempt Reserves

Columbia Treasury Reserves

Please consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. Contact us at 800-345-6611 for a prospectus which contains this and other important information about the fund. Read it carefully before you invest.

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A., merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

SHC-44/91120-0905 (11/05) 05/8511

International/Global
Stock Funds

Semiannual report for the period ended
September 30, 2005

Columbia Global Value Fund

Columbia International Value Fund

Columbia Multi-Advisor International Equity Fund

Columbia Marsico International Opportunities Fund

A description of the policies and procedures that the funds use to determine how to vote proxies and a copy of the funds' voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the funds voted proxies relating to portfolio securities is also available from the funds' website.

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds'
Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of Columbia Funds. This material must be preceded or accompanied by a current Columbia Funds prospectus.

Columbia Management Advisors, Inc. combined with Banc of America Capital Management, LLC on September 30, 2005. At that time, the newly combined advisor underwent a name change to Columbia Management Advisors, LLC and will continue to operate as a SEC registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

On August 22, 2005, BACAP Distributors, LLC and Columbia Funds Distributor, Inc., members NASD, SIPC, merged to form Columbia Management Distributors, Inc. Columbia Funds are distributed by Columbia Management Distributors, Inc., which is a part of Columbia Management and an affiliate of Bank of America Corporation. Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios.

The views expressed in the President's Letter reflect current views. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President's Letter

Dear Shareholder:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan. We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.

Sincerely,

Christopher L. Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the legal and compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004.

Columbia Funds

Disclosure of fund expenses	3

Investment portfolios	11

Statements of assets and liabilities	20

Statements of operations	21

Statements of changes in net assets	22

Schedules of capital stock activity	24

Financial highlights	28

Notes to financial statements	36

Columbia Funds Master Investment Trust

Investment portfolio	47

Statement of assets and liabilities	50

Statement of operations	51

Statement of changes in net assets	52

Financial highlights	53

Notes to financial statements	54

Important information about this report	61

Columbia Global
Value Fund

(formerly Nations Global Value Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual		Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,094.61	1,017.65	7.77	7.49	1.48
Class B	1,000.00	1,000.00	1,090.20	1,013.89	11.68	11.26	2.23
Class C	1,000.00	1,000.00	1,090.20	1,013.89	11.68	11.26	2.23
Class Z	1,000.00	1,000.00	1,096.71	1,018.90	6.47	6.23	1.23

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of the expenses, total return would have been reduced.

3

Columbia Global
Value Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

4

Columbia International
Value Fund

(formerly Nations International Value Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual		Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,082.43	1,018.65	6.68	6.48	1.28
Class B	1,000.00	1,000.00	1,078.11	1,014.89	10.58	10.25	2.03
Class C	1,000.00	1,000.00	1,078.21	1,014.89	10.58	10.25	2.03
Class Z	1,000.00	1,000.00	1,083.88	1,019.90	5.38	5.22	1.03

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

5

Columbia International
Value Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

6

Columbia Multi-Advisor
International Equity Fund

(formerly Nations International Equity Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual		Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,080.52	1,019.30	6.00	5.82	1.15
Class B	1,000.00	1,000.00	1,077.21	1,015.54	9.89	9.60	1.90
Class C	1,000.00	1,000.00	1,077.11	1,015.54	9.89	9.60	1.90
Class Z	1,000.00	1,000.00	1,082.58	1,020.56	4.70	4.56	0.90

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor not waived a portion of the expenses, total return would have been reduced.

7

Columbia Multi-Advisor
International Equity Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

8

Columbia Marsico International
Opportunities Fund

(formerly Nations Marsico International Opportunities Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual		Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,118.92	1,018.40	7.06	6.73	1.33
Class B	1,000.00	1,000.00	1,114.51	1,014.64	11.03	10.50	2.08
Class C	1,000.00	1,000.00	1,114.51	1,014.64	11.03	10.50	2.08
Class Z	1,000.00	1,000.00	1,119.38	1,019.65	5.74	5.47	1.08

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

9

Columbia Marsico International
Opportunities Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

10

Columbia Global Value Fund

Investment Portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 98.1%
	Consumer discretionary - 12.1%
	Auto components - 0.5%
135,100	Goodyear Tire & Rubber Co.(a)	2,106,209
	Automobiles - 7.1%
156,800	DaimlerChrysler AG, Registered Shares	8,326,944
706,700	Ford Motor Co.	6,968,062
224,600	General Motors Corp.	6,875,006
94,800	Volkswagen AG	5,840,649
		28,010,661
	Household durables - 1.2%
270,000	Matsushita Electric Industrial Co., Ltd.	4,607,408
	Leisure equipment & products - 1.0%
121,000	Fuji Photo Film Co., Ltd.	4,001,083
	Multiline retail - 2.3%
1,359,961	Marks & Spencer Group PLC	9,017,561
	Consumer staples - 20.0%
	Food & staples retailing - 11.5%
345,900	Albertson's, Inc.	8,872,335
1,079,400	J Sainsbury PLC	5,322,798
374,580	Koninklijke Ahold NV(a)	2,840,496
136,120	Koninklijke Ahold NV(a)(b)	1,032,219
483,419	Kroger Co.(a)	9,953,597
534,200	Safeway, Inc.	13,675,520
1,179,232	Wm. Morrison Supermarkets PLC	3,700,179
		45,397,144
	Food products - 7.1%
48,300	Nestle SA, Registered Shares	14,154,687
162,400	Unilever NV	11,555,427
246,100	Unilever PLC	2,572,744
		28,282,858
	Tobacco - 1.4%
75,500	Altria Group, Inc.	5,565,105
	Energy - 1.2%
	Oil, gas & consumable fuels - 1.2%
347,900	El Paso Corp.	4,835,810
	Financials - 19.9%
	Commercial banks - 10.8%
238,774	ABN AMRO Holding NV	5,725,087
890,178	Banca Intesa S.p.A.	4,150,378
367,780	Banco Bilbao Vizcaya Argentaria SA	6,453,209
242,100	Banco Santander Central Hispano SA	3,183,440
258,100	Bayerische Hypo-und Vereinsbank AG(a)	7,276,372

Shares		Value ($)
	Commercial banks - (continued)
755	Mitsubishi Tokyo Financial Group, Inc.	10,005,113
642	Sumitomo Mitsui Financial Group, Inc.	6,091,960
		42,885,559
	Diversified financial services - 0.6%
72,700	JPMorgan Chase & Co.	2,466,711
	Insurance - 8.0%
603,751	Aegon NV	8,972,123
56,600	Loews Corp.	5,230,406
596	Millea Holdings, Inc.	9,628,494
22,000	Muenchener Rueckversicherungs AG, Registered Shares	2,513,375
29,877	Zurich Financial Services AG, Registered Shares(a)	5,096,002
		31,440,400
	Thrifts & mortgage finance - 0.5%
37,995	Hypo Real Estate Holding AG	1,921,992
	Health Care - 13.6%
	Health care providers & services - 1.4%
509,400	Tenet Healthcare Corp.(a)	5,720,562
	Pharmaceuticals - 12.2%
325,600	Bristol-Myers Squibb Co.	7,833,936
133,500	Daiichi Sankyo Co., Ltd.(a)	2,732,284
300,900	GlaxoSmithKline PLC	7,661,370
362,400	Merck & Co., Inc.	9,860,904
296,000	Pfizer, Inc.	7,391,120
61,949	Sanofi-Aventis	5,126,391
353,000	Schering-Plough Corp.	7,430,650
		48,036,655
	Industrials - 0.9%
	Aerospace & defense - 0.5%
321,100	BAE Systems PLC	1,946,541
	Road & rail - 0.4%
188	Central Japan Railway Co.(b)	1,462,558
	Information technology - 8.9%
	Communications equipment - 2.4%
697,000	Alcatel SA(a)	9,306,291
	Electronic equipment & instruments - 2.1%
1,298,000	Hitachi Ltd.	8,221,422
	IT services - 0.3%
201,500	Unisys Corp.(a)	1,337,960

See Accompanying Notes to Financial Statements.

11

Columbia Global Value Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Office electronics - 1.2%
348,600	Xerox Corp.(a)	4,758,390
	Semiconductors & semiconductor equipment - 2.9%
330,000	Micron Technology, Inc.(a)	4,389,000
403,300	STMicroelectronics NV	6,952,529
		11,341,529
	Materials - 0.9%
	Chemicals - 0.9%
80,800	Akzo Nobel NV	3,525,217
	Telecommunication services - 20.6%
	Diversified telecommunication services - 20.6%
312,800	BellSouth Corp.	8,226,640
49,700	Brasil Telecom Participacoes SA, ADR	2,113,741
1,664,893	BT Group PLC	6,544,082
342,100	Contax Participacoes SA, ADR(a)	212,513
492,603	Deutsche Telekom AG, Registered Shares	8,968,049
22,790	KT Corp.	962,335
272,820	KT Corp., ADR	6,138,450
2,231	Nippon Telegraph & Telephone Corp.	11,029,555
285,500	SBC Communications, Inc.	6,843,435
342,100	Tele Norte Leste Participacoes SA, ADR	5,654,913
1,911,493	Telecom Italia S.p.A.	6,220,076
518,274	Telefonica SA	8,494,019
335,000	Telefonos de Mexico SA de CV, ADR, Class L	7,125,450
92,800	Verizon Communications, Inc.	3,033,632
		81,566,890
	Total common stocks (Cost of $315,018,829)	387,762,516
Par ($)
	Short-term obligation - 1.4%
5,741,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.700%, collateralized by a U.S. Government Obligation maturing 03/30/06, market value of $5,858,288 (repurchase proceeds $5,742,770)	5,741,000
	Total short-term obligation (Cost of $5,741,000)	5,741,000

		Value ($)
Total investments (Cost of $320,759,829)(c)	99.5%	393,503,516
Other assets & liabilities, net	0.5%	1,859,632
Net assets	100.0%	395,363,148

  Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which did not include any illiquid securities, amounted to $2,494,777, which represents 0.6% of net assets.

(c)  Cost for federal income tax purposes is $320,759,829.

The Fund invested in the following countries at September 30, 2005:

Summary of Securities by Country	Value	% of Total Investments
United States*	$139,115,990	35.4%
Japan	57,779,877	14.7
Netherlands	40,603,098	10.3
United Kingdom	36,765,275	9.3
Germany	34,847,381	8.9
Switzerland	19,250,689	4.9
Spain	18,130,668	4.6
France	14,432,682	3.7
Italy	10,370,454	2.6
Brazil	7,981,167	2.0
Mexico	7,125,450	1.8
South Korea	7,100,785	1.8
	$393,503,516	100.0%

*  Includes short-term obligation.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

12

Columbia International Value Fund

Investment Portfolio  September 30, 2005 (unaudited)

		Value ($)
	Investment company - 100.0%
	Columbia International Value Master Portfolio(a)	3,716,839,290
Total investments	100.0%	3,716,839,290
Other assets & liabilities, net	(0.0)%	(1,401,513)
Net assets	100.0%	3,715,437,777

Notes to Investment Portfolio:

(a)  The financial statements of the Columbia International Value Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Columbia International Value Fund's financial statements.

The Columbia International Value Master Portfolio was invested in the following countries at September 30, 2005:

Summary of Securities by Country	% of Total Investments
Japan	22.5%
United Kingdom	15.0
Germany	11.5
Netherlands	10.8
Switzerland	7.2
France	4.5
Brazil	4.4
Spain	4.4
South Korea	4.1
Singapore	4.1
Italy	2.6
Portugal	1.8
Mexico	1.6
Canada	1.4
New Zealand	1.2
United States*	1.0
Venezuela	1.0
Belgium	0.9
100.0%

*  Includes short-term obligation.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

See Accompanying Notes to Financial Statements.

13

 Columbia Multi-Advisor International Equity Fund

Investment Portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 95.6%
	Consumer discretionary - 15.9%
	Auto components - 1.5%
275,016	Continental AG	22,603,278
	Automobiles - 2.8%
79,309	Bayerische Motoren Werke AG	3,726,881
245,000	Honda Motor Co., Ltd.	13,860,170
164,480	Hyundai Motor Co.	12,858,471
246,700	Toyota Motor Corp.	11,375,900
		41,821,422
	Hotels, restaurants & leisure - 4.7%
1,788,413	Compass Group PLC	6,508,233
1,483,406	Enterprise Inns PLC	22,108,868
1,159,779	Intercontinental Hotels Group PLC	14,715,033
137,377	Kerzner International Ltd.(a)	7,631,292
7,837,518	Shangri-La Asia Ltd.	12,694,397
137,759	Wynn Resorts Ltd.(a)	6,219,819
		69,877,642
	Household durables - 1.4%
497,419	Koninklijke (Royal) Phillips Electronics NV	13,233,370
341,315	Thomson	7,102,640
		20,336,010
	Leisure equipment & products - 0.5%
779,000	Konica Minolta Holdings, Inc.	7,097,899
	Media - 3.6%
1,530,316	EMI Group PLC	6,573,800
228,849	Grupo Televisa SA, ADR	16,410,762
481,204	JC Decaux SA(a)	10,648,795
200,160	Reed Elsevier NV	2,763,690
894,800	Reed Elsevier PLC	8,299,620
1,480,235	Reuters Group PLC	9,780,062
		54,476,729
	Specialty retail - 1.4%
2,096,200	Kingfisher PLC	8,012,149
168,500	Yamada Denki Co., Ltd.	12,907,226
		20,919,375
	Consumer staples - 7.0%
	Beverages - 1.1%
1,132,376	Diageo PLC	16,287,150
	Food & staples retailing - 1.6%
182,809	Carrefour SA	8,422,420
431,931	Shoppers Drug Mart Corp.	15,287,947
		23,710,367
	Food products - 1.6%
865,900	Tate & Lyle PLC	6,946,558
78,634	Unilever NV	5,595,132
1,049,018	Unilever PLC	10,966,495
		23,508,185

Shares		Value ($)
	Household products - 1.0%
505,632	Reckitt Benckiser PLC	15,415,368
	Personal products - 0.3%
103,886	Natura Cosmeticos SA	4,158,243
	Tobacco - 1.4%
765,294	British American Tobacco PLC	16,118,679
294	Japan Tobacco, Inc.	4,639,570
		20,758,249
	Energy - 7.0%
	Energy equipment & services - 1.2%
223,746	Precision Drilling Corp.(a)	11,023,518
571,713	Stolt Offshore SA(a)	6,611,607
		17,635,125
	Oil, gas & consumable fuels - 5.8%
647,600	BP PLC	7,654,199
104,153	CNOOC Ltd., ADR	7,518,805
19,732,000	PetroChina Co., Ltd., Class H	16,478,404
181,375	Petroleo Brasileiro SA, ADR	12,966,499
212,797	Royal Dutch Shell PLC, Class A	7,027,503
476,234	Royal Dutch Shell PLC, Class B	16,441,253
267,116	Talisman Energy, Inc.	13,084,359
22,527	Total SA	6,128,513
		87,299,535
	Financials - 22.8%
	Capital markets - 2.3%
255,272	Credit Suisse Group, Registered Shares	11,312,114
260,518	UBS AG, Registered Shares	22,161,870
		33,473,984
	Commercial banks - 7.6%
346,650	ABN AMRO Holding NV	8,311,631
292,981	Allied Irish Banks PLC	6,236,404
783,757	Anglo Irish Bank Corp. PLC	10,644,337
154,387	BNP Paribas SA	11,745,272
571,820	Depfa Bank PLC	9,177,235
225,266	Erste Bank der oesterreichischen Sparkassen AG	12,059,506
456,700	HBOS PLC	6,875,756
279,403	ICICI Bank Ltd., ADR	7,893,135
1,069	Mitsubishi Tokyo Financial Group, Inc.	14,166,180
465,760	Royal Bank of Scotland Group PLC	13,225,023
1,331	Sumitomo Mitsui Financial Group, Inc.	12,629,906
		112,964,385
	Consumer finance - 1.8%
276,700	Credit Saison Co., Ltd.	12,135,999
191,890	Takefuji Corp.	15,038,110
		27,174,109

See Accompanying Notes to Financial Statements.

14

Columbia Multi-Advisor International Equity Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Diversified financial services - 2.4%
130,210	Acom Co., Ltd.	9,481,153
464,607	ING Groep NV	13,855,117
169,100	Promise Co., Ltd.	12,583,393
		35,919,663
	Insurance - 3.1%
859,294	Aviva PLC	9,435,745
468,883	AXA SA	12,890,341
228,790	Manulife Finiancial Corp.	12,215,794
71,160	Zurich Financial Services AG, Registered Shares	12,137,480
		46,679,360
	Real estate - 4.6%
7,796,000	CapitaLand Ltd.	14,484,228
4,302,872	Hang Lung Properties Ltd.	6,845,687
2,119,000	Henderson Land Development Co., Ltd.	10,613,417
519,565	Leopalace21 Corp.	12,580,260
1,570,792	Multiplex Group	3,651,444
1,033,000	Sumitomo Realty & Development Co., Ltd.	15,423,914
656,000	United Overseas Bank Ltd.	5,474,936
		69,073,886
	Thrifts & mortgage finance - 1.0%
292,843	Hypo Real Estate Holding AG	14,813,576
	Health care - 9.4%
	Biotechnology - 0.5%
240,082	CSL Ltd.	7,052,900
	Pharmaceuticals - 8.9%
297,100	Astellas Pharma, Inc.	11,172,328
749,200	Chugai Pharmaceutical Co., Ltd.	14,336,426
784,960	GlaxoSmithKline PLC	19,986,271
195,648	Novartis AG, Registered Shares	9,929,508
240,998	Roche Holding AG	33,504,000
440,500	Sanofi-Aventis(b)	36,452,163
137,800	Takeda Pharmaceutical Co., Ltd.	8,213,494
		133,594,190
	Industrials - 10.6%
	Aerospace & defense - 1.0%
2,381,892	BAE Systems PLC	14,439,271
	Air freight & logistics - 1.6%
446,008	Deutsche Post AG, Registered Shares	10,439,213
505,914	TNT NV	12,575,197
		23,014,410
	Building products - 0.4%
8,002	Geberit AG, Registered Shares	5,825,822

Shares		Value ($)
	Construction & engineering - 3.3%
559,600	Barratt Developments PLC	7,467,111
484,948	Vinci SA	41,800,527
		49,267,638
	Electrical equipment - 0.5%
99,919	Fanuc Ltd.	8,094,820
	Marine - 0.6%
209,450	Frontline Ltd.	9,325,010
	Road & rail - 1.6%
330,321	Canadian National Railway Co.	23,449,488
	Transportation infrastructure - 1.6%
919,850	BAA PLC	10,126,354
157,200	Cintra Concesiones de Infraestructuras de Transporte SA	2,162,624
2,147,227	Macquarie Airports(b)	5,388,670
2,071,946	Macquarie Infrastructure Group(b)	6,353,303
		24,030,951
	Information technology - 7.8%
	Communications equipment - 1.3%
515,091	Telefonaktiebolaget LM Ericsson, ADR	18,975,952
	Electronic equipment & instruments - 2.7%
548,120	Celestica, Inc.(a)	6,150,537
29,600	Keyence Corp.	7,465,414
205,600	Murata Manufacturing Co., Ltd.	11,527,381
828,000	Nippon Electric Glass Co., Ltd.	14,955,570
		40,098,902
	Office electronics - 0.8%
234,842	Canon, Inc.	12,723,138
	Semiconductors & semiconductor equipment - 3.0%
5,318,984	ARM Holdings PLC	11,030,138
58,326	Samsung Electronics Co., Ltd.	33,032,187
		44,062,325
	Materials - 4.9%
	Chemicals - 2.5%
312,202	Lonza Group AG, Registered Shares	18,443,190
324,423	Reliance Industries Ltd., GDR(b)	11,685,716
73,527	Syngenta AG	7,704,329
		37,833,235

See Accompanying Notes to Financial Statements.

15

Columbia Multi-Advisor International Equity Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Construction materials - 1.8%
324,910	Cemex SA de CV, ADR, COP	16,992,793
365,012	CRH PLC	9,901,066
		26,893,859
	Metals & mining - 0.6%
507,970	Alumina Ltd.	2,375,123
27,272	POSCO	6,145,915
		8,521,038
	Telecommunication services - 8.0%
	Diversified telecommunication services - 4.4%
1,651,817	BT Group PLC	6,492,685
382,900	France Telecom SA(b)	11,010,355
167,810	KT Corp.	7,085,978
775,210	Portugal Telecom SGPS SA, Registered Shares	7,086,966
3,006,342	Telecom Corp. of New Zealand Ltd.	12,556,104
576,324	Telefonica SA	9,445,404
1,231,990	Telenor ASA	11,020,310
		64,697,802
	Wireless telecommunication services - 3.6%
637,022	America Movil SA de CV, ADR, Series L	16,766,419
2,389,276	Carphone Warehouse Group PLC	8,390,320
83,904	SK Telecom Co., Ltd.	16,362,438
4,775,196	Vodafone Group PLC	12,432,055
		53,951,232
	Utilities - 2.2%
	Electric utilities - 0.5%
868,937	British Energy Group PLC(a)	7,344,424
	Gas utilities - 0.1%
38,330	Enagas SA	689,275
	Multi-utilities - 1.6%
1,843,336	Centrica PLC	8,004,291
246,960	Suez SA	7,152,874
218,401	Veolia Environnement	9,228,335
		24,385,500
	Total common stocks (Cost of $1,181,011,512)	1,424,274,722
	Investment company - 3.5%
52,264,788	SSGA Prime Money Market Fund	52,264,788
	Total investment company (Cost of $52,264,788)	52,264,788

Shares		Value ($)
	Preferred stock - 0.6%
	Health care - 0.6%
	Health care providers & services - 0.6%
65,261	Fresenius AG	9,053,318
	Total preferred stock (Cost of $6,594,446)	9,053,318
Total investments (Cost of $1,239,870,746)(c)	99.7%	1,485,592,828
Other assets & liabilities, net	0.3%	4,593,156
Net assets	100.0%	1,490,185,984

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which did not include any illiquid securities, amounted to $70,890,207, which represents 4.8% of net assets.

(c)  Cost for federal income tax purposes is $1,239,870,746.

The Fund invested in the following countries at September 30, 2005:

Summary of Securities by Country	Value	% of Total Investments
United Kingdom	$308,104,414	20.7%
Japan	242,408,251	16.3
France	162,582,235	10.9
Switzerland	121,018,313	8.2
Canada	81,211,643	5.5
South Korea	75,484,989	5.1
United States*	66,115,899	4.5
Germany	60,636,266	4.1
Netherlands	56,334,137	3.8
Mexico	50,169,974	3.4
Hong Kong	37,672,306	2.5
Ireland	35,959,042	2.4
Australia	24,821,440	1.7
Norway	20,345,320	1.4
Singapore	19,959,164	1.3
India	19,578,851	1.3
Sweden	18,975,952	1.3
Brazil	17,124,742	1.2
China	16,478,404	1.1
New Zealand	12,556,104	0.8
Spain	12,297,303	0.8
Austria	12,059,506	0.8
Portugal	7,086,966	0.5
Luxembourg	6,611,607	0.4
	$1,485,592,828	100.0%

*  Includes investment company.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name
ADR	American Depositary Receipt

COP	Certificates of Participation

GDR	Global Depositary Receipt

See Accompanying Notes to Financial Statements.

16

Columbia Marsico International Opportunities Fund

Investment Portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 97.5%
	Consumer discretionary - 22.1%
	Auto components - 3.1%
518,637	Continental AG	42,626,233
	Automobiles - 3.3%
310,230	Hyundai Motor Co.	24,252,696
465,200	Toyota Motor Corp.	21,451,434
		45,704,130
	Hotels, restaurants & leisure - 8.5%
2,797,477	Enterprise Inns PLC	41,693,947
2,187,407	Intercontinental Hotels Group PLC	27,753,362
259,065	Kerzner International Ltd.(a)	14,391,061
14,455,665	Shangri-La Asia Ltd.	23,413,783
247,455	Wynn Resorts Ltd.(a)	11,172,593
		118,424,746
	Household durables - 1.0%
643,818	Thomson	13,397,616
	Media - 4.5%
2,889,757	EMI Group PLC	12,413,571
430,497	Grupo Televisa SA, ADR	30,870,940
906,238	JC Decaux SA(a)	20,054,576
		63,339,087
	Specialty retail - 1.7%
317,900	Yamada Denki Co., Ltd.	24,351,377
	Consumer staples - 6.2%
	Beverages - 1.4%
1,412,274	Diageo PLC	20,312,969
	Food & staples retailing - 2.1%
817,580	Shoppers Drug Mart Corp.	28,937,769
	Household products - 2.1%
953,768	Reckitt Benckiser PLC	29,077,837
	Personal products - 0.6%
196,511	Natura Cosmeticos SA	7,865,743
	Energy - 6.9%
	Energy equipment & services - 2.4%
421,283	Precision Drilling Corp.(a)	20,755,770
1,079,635	Stolt Offshore SA(a)	12,485,500
		33,241,270
	Oil, gas & consumable fuels - 4.5%
195,926	CNOOC Ltd., ADR	14,143,898
339,098	Petroleo Brasileiro SA, ADR	24,242,116
503,802	Talisman Energy, Inc.	24,678,142
		63,064,156

Shares		Value ($)
	Financials - 21.1%
	Capital markets - 3.0%
489,112	UBS AG, Registered Shares	41,608,014
	Commercial banks - 7.8%
1,478,347	Anglo Irish Bank Corp., PLC	20,077,682
424,345	Erste Bank der oesterreichischen Sparkassen AG	22,717,104
527,609	ICICI Bank Ltd., ADR	14,904,954
2,013	Mitsubishi Tokyo Financial Group, Inc.	26,675,885
2,514	Sumitomo Mitsui Financial Group, Inc.	23,855,434
		108,231,059
	Consumer finance - 1.6%
520,500	Credit Saison Co., Ltd.	22,829,011
	Real estate - 6.7%
14,721,000	CapitaLand Ltd.	27,350,221
8,013,200	Hang Lung Properties Ltd.	12,748,661
980,020	Leopalace21 Corp.	23,729,285
1,948,000	Sumitomo Realty & Development Co., Ltd.	29,085,949
		92,914,116
	Thrifts & mortgage finance - 2.0%
547,497	Hypo Real Estate Holding AG	27,695,347
	Health care - 9.9%
	Biotechnology - 0.9%
448,857	CSL Ltd.	13,186,094
	Pharmaceuticals - 9.0%
1,414,700	Chugai Pharmaceutical Co., Ltd.	27,071,198
454,346	Roche Holding AG	63,164,045
424,957	Sanofi-Aventis	35,165,952
		125,401,195
	Industrials - 8.0%
	Construction & engineering - 3.7%
602,762	Vinci SA	51,955,610
	Electrical equipment - 1.1%
187,319	Fanuc Ltd.	15,175,429
	Road & rail - 3.2%
622,086	Canadian National Railway Co.	44,161,885
	Information technology - 10.3%
	Communications equipment - 2.6%
968,955	Telefonaktiebolaget LM Ericsson, ADR	35,696,302

See Accompanying Notes to Financial Statements.

17

Columbia Marsico International Opportunities Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Electronic equipment & instruments - 4.6%
55,800	Keyence Corp.	14,073,315
386,700	Murata Manufacturing Co., Ltd.	21,681,119
1,562,000	Nippon Electric Glass Co., Ltd.	28,213,285
		63,967,719
	Semiconductors & semiconductor equipment - 3.1%
10,014,892	ARM Holdings PLC	20,768,185
41,020	Samsung Electronics Co., Ltd.	23,231,154
		43,999,339
	Materials - 6.4%
	Chemicals - 4.1%
587,317	Lonza Group AG, Registered Shares	34,695,482
610,977	Reliance Industries Ltd., GDR(b)	22,007,392
		56,702,874
	Construction materials - 2.3%
612,541	Cemex SA de CV, ADR, COP	32,035,894
	Telecommunication services - 4.4%
	Wireless telecommunication services - 4.4%
1,202,915	America Movil SA de CV, ADR, Series L	31,660,723
4,498,665	Carphone Warehouse Group PLC	15,797,771
69,872	SK Telecom Co., Ltd.	13,626,005
		61,084,499
	Utilities - 2.2%
	Electric utilities - 1.0%
1,640,848	British Energy Group PLC(a)	13,868,766
	Multi-utilities - 1.2%
411,870	Veolia Environnement	17,403,190
	Total common stocks (Cost of $1,124,396,218)	1,358,259,276
	Investment company - 1.9%
26,217,349	SSGA Prime Money Market Fund	26,217,349
	Total investment company (Cost of $26,217,349)	26,217,349

		Value ($)
	Preferred stock - 1.2%
	Health care - 1.2%
	Health care providers & services - 1.2%
123,096	Fresenius AG	17,076,466
	Total preferred stock (Cost of $12,531,885)	17,076,466
Total investments (Cost of $1,163,145,452)(c)	100.6%	1,401,553,091
Other assets & liabilities, net	(0.6)%	(8,969,039)
Net assets	100.0%	1,392,584,052

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of this security, which is not illiquid, represents 1.6% of net assets.

(c)  Cost for federal income tax purposes is $1,163,145,452.

The Fund invested in the following countries at September 30, 2005:

Summary of Securities by Country	Value	% of Total Investments
Japan	$278,192,721	19.9%
United Kingdom	181,686,408	13.0
Switzerland	139,467,541	10.0
France	137,976,944	9.8
Canada	118,533,566	8.5
Mexico	94,567,557	6.7
Germany	87,398,046	6.2
South Korea	61,109,855	4.4
United States*	51,781,003	3.7
Hong Kong	50,306,342	3.6
India	36,912,346	2.6
Sweden	35,696,302	2.5
Brazil	32,107,859	2.3
Singapore	27,350,221	2.0
Austria	22,717,104	1.6
Ireland	20,077,682	1.4
Australia	13,186,094	0.9
Luxembourg	12,485,500	0.9
	$1,401,553,091	100.0%

*  Includes investment company.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name
ADR	American Depositary Receipt

COP	Certificates of Participation

GDR	Global Depositary Receipt

See Accompanying Notes to Financial Statements.

18

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19

Statements of assets and liabilities  September 30, 2005 (unaudited)

	Global Value Fund(a)($)	International Value Fund(a)($)	Multi-Advisor International Equity Fund(a)($)	International Opportunities Fund(a)($)
Assets
Unaffiliated investments, at identified cost	320,759,829	-	1,239,870,746	1,163,145,452
Affiliated investments, at identified cost	-	3,056,823,457	-	-
Total investments, at identified cost	320,759,829	3,056,823,457	1,239,870,746	1,163,145,452
Unaffiliated investments, at value	393,503,516	-	1,485,592,828	1,401,553,091
Affiliated investments, at value	-	3,716,839,290	-	-
Total investments, at value	393,503,516	3,716,839,290	1,485,592,828	1,401,553,091
Cash	257	-	1,585,628	1,544,919
Foreign currency (cost of $564,539 and $270,234)	-	-	564,410	269,889
Receivable for:
Investments sold	4,841,812	-	5,998,765	4,660,574
Capital stock sold	12,734	3,367,434	4,428,515	2,167,559
Interest	590	-	133,316	99,098
Dividends	498,120	-	2,822,328	2,185,029
Foreign tax reclaim	81,022	-	260,154	125,819
Receivable from investment advisor	-	-	295,519	-
Other assets	-	-	619	67,027
Total assets	398,938,051	3,720,206,724	1,501,682,082	1,412,673,005
Liabilities
Payable for:
Investments purchased	1,724,447	-	9,635,707	17,106,464
Capital stock redeemed	1,170,633	3,441,541	710,271	1,719,398
Investment advisory fee	288,531	-	735,402	897,530
Administration fee	54,526	511,135	202,567	246,987
Transfer agent fee	63,486	311,456	74,235	-
Trustees' fees	33,601	37,219	120,047	40,007
Service and distribution fees	134,556	404,451	15,386	50,472
Custody fee	10,555	-	-	-
Chief compliance officer expenses and fees	1,259	3,750	2,483	2,281
Other liabilities	93,309	59,395	-	25,814
Total liabilities	3,574,903	4,768,947	11,496,098	20,088,953
Net assets	395,363,148	3,715,437,777	1,490,185,984	1,392,584,052
Net Assets consist of
Paid-in capital	303,134,226	2,829,942,071	1,223,220,587	1,154,961,059
Undistributed net investment income	3,627,326	52,781,765	29,487,734	15,340,356
Accumulated net realized gain (loss)	15,862,983	172,698,108	(8,193,640)	(16,063,544)
Unrealized appreciation (depreciation) on:
Investments	72,743,687	660,015,833	245,722,082	238,407,639
Foreign currency translations	(5,074)	-	(50,779)	(61,458)
Net assets	395,363,148	3,715,437,777	1,490,185,984	1,392,584,052
Class A
Net assets	127,757,553	933,455,685	35,834,117	71,440,864
Shares outstanding	10,067,677	40,088,073	2,492,828	5,843,354
Net asset value per share(b)(c)	12.69	23.29	14.37	12.23
Maximum sales charge	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share(d)	13.46	24.71	15.25	12.98
Class B
Net assets	34,028,952	110,311,991	4,813,419	19,315,409
Shares outstanding	2,739,816	4,832,200	359,299	1,639,871
Net asset value and offering price per share(b)(c)	12.42	22.83	13.40	11.78
Class C
Net assets	99,371,141	161,253,957	2,935,736	25,677,715
Shares outstanding	7,999,663	7,070,349	221,206	2,179,313
Net asset value and offering price per share(b)(c)	12.42	22.81	13.27	11.78
Class Z
Net assets	134,205,502	2,510,416,144	1,446,602,712	1,276,150,064
Shares outstanding	10,502,510	107,253,650	99,423,793	103,147,383
Net asset value, redemption and offering price per share(c)	12.78	23.41	14.55	12.37

(a)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

  (b)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

  (c)  Redemption price per share is equal to net asset value less any applicable redemption fees.

  (d)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

20

Statements of operations

For the six months ended September 30, 2005 (unaudited)

	Global Value Fund(a)($)	International Value Fund(a)($)	Multi-Advisor International Equity Fund(a)($)	International Opportunities Fund(a)($)
Net investment income
Income
Dividends	7,192,414	-	25,828,277	22,512,012
Dividends from affiliates	33,717	-	235,904	197,255
Interest	24,457	-	-	4,246
Securities lending	115,265	-	305,401	218,025
Foreign taxes withheld	(477,791)	-	(1,600,193)	(1,143,178)
Allocated from master portfolio:
Dividends	-	76,060,796	-	-
Dividends from affiliates	-	4,427,105	-	-
Interest	-	134,252	-	-
Securities lending	-	703,312	-	-
Foreign taxes withheld	-	(8,163,530)	-	-
Total income	6,888,062	73,161,935	24,769,389	21,788,360
Expenses
Expenses allocated from master portfolio	-	14,433,216	-	-
Investment advisory fee	1,742,107	-	4,406,510	4,856,049
Administration fee	328,983	3,063,696	1,141,402	1,335,357
Distribution fee:
Class B	126,608	406,082	35,750	66,464
Class C	365,867	591,752	10,177	83,509
Service fee:
Class A	156,136	1,112,881	37,888	75,955
Class B	42,175	135,361	12,038	22,142
Class C	121,880	197,251	3,394	27,827
Transfer agent fee	120,167	792,569	135,531	95,983
Trustees' fees	7,210	4,217	7,210	7,210
Custody fee	41,729	-	199,351	122,581
Chief compliance officer expenses and fees (See Note 4)	2,381	7,500	4,529	4,130
Excise tax	-	-	295,519	-
Non-recurring costs (See Note 10)	-	670,145	250,084	-
Other expenses	135,879	211,288	174,116	132,890
Total operating expenses	3,191,122	21,625,958	6,713,499	6,830,097
Interest expense	-	22	-	3,087
Total expenses	3,191,122	21,625,980	6,713,499	6,833,184
Fees waived by Investment Advisor	-	-	(295,519)	-
Fees waived by Transfer Agent	(4,057)	-	-	-
Non-recurring costs assumed by Investment Advisor (See Note 10)	-	(670,145)	(250,084)	-
Custody earnings credit	(1,243)	-	(1,030)	(1,724)
Net expenses	3,185,822	20,955,835	6,166,866	6,831,460
Net investment income	3,702,240	52,206,100	18,602,523	14,956,900
Net realized and unrealized gain (loss) on investments and foreign currency
Net realized gain (loss) on:
Unaffiliated investments	15,951,155	-	17,162,051	(8,360,858)
Affiliated investments	-	-	-	-
Foreign currency transactions	(85,260)	-	(740,894)	(857,840)
Allocated from master portfolio:
Investments	-	173,341,112	-	-
Foreign currency transactions	-	(636,228)	-	-
Net realized gain (loss)	15,865,895	172,704,884	16,421,157	(9,218,698)
Net change in unrealized appreciation (depreciation) on:
Investments	15,024,620	-	77,103,504	143,153,105
Foreign currency translations	(7,752)	-	(30,094)	(126,780)
Allocated from master portfolio:
Investments	-	58,583,226	-	-
Net change in unrealized appreciation (depreciation)	15,016,868	58,583,226	77,073,410	143,026,325
Net gain	30,882,763	231,288,110	93,494,567	133,807,627
Net increase resulting from operations	34,585,003	283,494,210	112,097,090	148,764,527

  (a)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

21

Statements of changes in net assets

	Global Value Fund		International Value Fund			Multi-Advisor International Equity Fund		International Opportunities Fund
	(unaudited) Six months ended September 30, 2005(a)($)	Year ended March 31, 2005($)	(unaudited) Six months ended September 30, 2005(a)($)		Year ended March 31, 2005($)	(unaudited) Six months ended September 30, 2005(a)($)	Year ended March 31, 2005($)	(unaudited) Six months ended September 30, 2005(a)($)	Year ended March 31, 2005($)
Increase (decrease) in net assets
Operations
Net investment income	3,702,240	3,050,794	52,206,100		43,501,704	18,602,523	12,746,479	14,956,900	5,228,888
Net realized gain (loss) on investments and foreign currency transactions	15,865,895	27,519,735	172,704,884	(b)	309,532,155 (b)	16,421,157	135,581,030	(9,218,698)	49,159,358
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	15,016,868	1,157,241	58,583,226	((b)	106,500,420 (b)	77,073,410	(34,752,444)	143,026,325	(3,363,863)
Net increase resulting from operations	34,585,003	31,727,770	283,494,210		459,534,279	112,097,090	113,575,065	148,764,527	51,024,383
Distributions to shareholders
From net investment income:
Class A	-	(1,279,765)	-		(10,034,056)	-	(13,083)	-	(137,522)
Class B	-	(92,831)	-		(472,033)	-	-	-	-
Class C	-	(258,069)	-		(686,472)	-	-	-	-
Class Z	-	(1,656,619)	-		(34,798,478)	-	(2,945,023)	-	(4,477,360)
From net realized gains:
Class A	(3,955,898)	(9,610,748)	(32,137,544)		(30,477,237)	-	-	(2,342,643)	(386,653)
Class B	(1,101,820)	(2,648,993)	(4,010,586)		(4,056,506)	-	-	(733,735)	(162,231)
Class C	(3,165,574)	(7,641,366)	(5,857,570)		(6,041,728)	-	-	(905,216)	(163,624)
Class Z	(4,207,142)	(10,386,425)	(89,661,356)		(90,717,309)	-	-	(44,042,015)	(9,181,991)
Total distributions to shareholders	(12,430,434)	(33,574,816)	(131,667,056)		(177,283,819)	-	(2,958,106)	(48,023,609)	(14,509,381)
Net capital share transactions	(20,987,483)	(12,182,705)	(195,133,410)		(88,627,445)	137,288,733	173,530,044	210,985,138	497,995,917
Redemption fees	4,909	1,837	19,997		43,463	23,143	19,912	26,348	38,107
Net increase (decrease) in net assets	1,171,995	(14,027,914)	(43,286,259)		193,666,478	249,408,966	284,166,915	311,752,404	534,549,026
Net assets
Beginning of period	394,191,153	408,219,067	3,758,724,036		3,565,057,558	1,240,777,018	956,610,103	1,080,831,648	546,282,622
End of period	395,363,148	394,191,153	3,715,437,777		3,758,724,036	1,490,185,984	1,240,777,018	1,392,584,052	1,080,831,648
Undistributed (overdistributed) net investment income, at end of period	3,627,326	(74,914)	52,781,765		575,665	29,487,734	10,885,211	15,340,356	383,456

  (a)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

  (b)  Allocated from the Columbia International Value Master Portfolio.

See Accompanying Notes to Financial Statements.

22

Statements of changes in net assets (continued)

See Accompanying Notes to Financial Statements.

23

Schedules of capital stock activity

	Global Value Fund				International Value Fund
	(unaudited) Six months ended September 30, 2005(a)		Year ended March 31, 2005		(unaudited) Six months ended September 30, 2005(a)		Year ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2)
Subscriptions	393,736	4,651,681	922,025	10,728,504	2,851,532	62,207,349	8,493,731	181,999,042
Shares issued upon conversion from Class B shares	2,759	33,957	8,612	95,071	58,978	1,337,281	21,789	446,580
Distributions reinvested	206,432	2,371,905	572,183	6,553,480	1,219,486	25,645,910	1,448,221	31,919,183
Redemptions	(1,110,534)	(13,314,364)	(1,523,377)	(18,028,619)	(4,634,764)	(101,295,349)	(7,784,180)	(165,161,591)
Net increase (decrease)	(507,607)	(6,256,821)	(20,557)	(651,564)	(504,768)	(12,104,809)	2,179,561	49,203,214
Class B
Subscriptions	18,124	205,620	58,031	648,680	25,636	540,932	40,969	876,036
Distributions reinvested	72,671	819,011	179,029	1,999,809	156,349	3,231,730	169,550	3,650,880
Shares redeemed upon conversion to Class A shares	(2,817)	(33,957)	(8,451)	(95,071)	(60,141)	(1,337,281)	(21,462)	(446,580)
Redemptions	(262,909)	(3,095,002)	(293,079)	(3,395,105)	(353,594)	(7,602,638)	(667,309)	(13,942,537)
Net decrease	(174,931)	(2,104,328)	(64,470)	(841,687)	(231,750)	(5,167,257)	(478,252)	(9,862,201)
Class C (See Note 2)
Subscriptions	87,335	986,796	250,227	2,806,250	125,928	2,656,771	240,137	5,085,551
Distributions reinvested	184,122	2,076,899	462,267	5,161,776	190,337	3,930,434	205,506	4,420,649
Redemptions	(665,359)	(7,831,691)	(834,945)	(9,640,402)	(652,978)	(14,045,644)	(1,434,079)	(30,083,910)
Net decrease	(393,902)	(4,767,996)	(122,451)	(1,672,376)	(336,713)	(7,458,439)	(988,436)	(20,577,710)
Class Z
Subscriptions	18,127	219,518	84,037	1,022,631	632,859	14,222,893	2,688,845	56,236,599
Distributions reinvested	78,108	902,930	197,747	2,276,386	2,016,471	42,628,859	2,600,076	57,637,818
Redemptions	(747,289)	(8,980,786)	(1,047,930)	(12,316,095)	(10,347,158)	(227,254,657)	(10,505,769)	(221,265,165)
Net decrease	(651,054)	(7,858,338)	(766,146)	(9,017,078)	(7,697,828)	(170,402,905)	(5,216,848)	(107,390,748)

  (a)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

24

Schedules of capital stock activity (continued)

See Accompanying Notes to Financial Statements.

25

Schedules of capital stock activity (continued)

	Multi-Advisor International Equity Fund				International Opportunities Fund
	(unaudited) Six months ended September 30, 2005(a)		Year ended March 31, 2005		(unaudited) Six months ended September 30, 2005(a)		Year ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2)
Subscriptions	354,167	4,705,985	478,849	5,902,804	1,950,087	21,865,192	3,272,016	36,373,935
Shares issued upon conversion from Class B shares	378,426	5,426,618	57	619	31,415	380,123	67,941	715,877
Distributions reinvested	-	-	753	10,061	167,976	1,785,585	32,450	352,104
Redemptions	(384,707)	(5,202,799)	(617,921)	(7,581,091)	(933,487)	(10,565,137)	(535,873)	(5,901,090)
Net increase (decrease)	347,886	4,929,804	(138,262)	(1,667,607)	1,215,991	13,465,763	2,836,534	31,540,826
Class B
Subscriptions	35,182	437,992	83,316	997,736	295,989	3,217,786	816,096	8,740,605
Distributions reinvested	-	-	-	-	57,252	587,978	11,611	118,656
Shares redeemed upon conversion to Class A shares	(405,881)	(5,426,618)	(53)	(619)	(32,595)	(380,123)	(66,166)	(715,877)
Redemptions	(71,811)	(906,150)	(162,225)	(1,832,373)	(184,724)	(1,990,590)	(86,082)	(902,706)
Net increase (decrease)	(442,510)	(5,894,776)	(78,962)	(835,256)	135,922	1,435,051	675,459	7,240,678
Class C (See Note 2)
Subscriptions	25,957	318,483	71,127	817,437	582,344	6,323,391	1,123,769	11,987,580
Distributions reinvested	-	-	-	-	52,123	535,308	7,492	76,942
Redemptions	(12,708)	(157,696)	(29,899)	(351,347)	(222,114)	(2,416,021)	(139,224)	(1,481,622)
Net increase	13,249	160,787	41,228	466,090	412,353	4,442,678	992,037	10,582,900
Class Z
Subscriptions	15,047,448	204,003,001	22,319,266	283,046,079	25,872,803	293,111,510	48,327,504	537,930,728
Distributions reinvested	-	-	96,081	1,297,091	815,754	8,769,352	202,502	2,198,134
Redemptions	(4,859,518)	(65,910,083)	(8,835,855)	(108,776,353)	(9,602,842)	(110,239,216)	(8,141,457)	(91,497,349)
Net increase	10,187,930	138,092,918	13,579,492	175,566,817	17,085,715	191,641,646	40,388,549	448,631,513

  (a)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

26

Schedules of capital stock activity (continued)

See Accompanying Notes to Financial Statements.

27

Financial highlights

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)(a)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions	Net increase in net asset value from redemption fees
Global Value Fund
Class A Shares
Six months ended 9/30/05 (unaudited)(c)	$11.98	$0.12	$0.97	$1.09	$-	$(0.38)	$(0.38)	$-	(d)
Year ended 3/31/2005	12.04	0.11	0.85	0.96	(0.11)	(0.91)	(1.02)	-	(d)
Year ended 3/31/2004	7.18	0.05	4.96	5.01	(0.04)	(0.11)	(0.15)	-	(d)
Year ended 3/31/2003	10.47	0.05	(3.15)	(3.10)	(0.03)	(0.16)	(0.19)	-
Period ended 3/31/2002(h)	10.00	0.04	0.45	0.49	- (d)	(0.02)	(0.02)	-
Class B Shares
Six months ended 9/30/05 (unaudited)(c)	$11.78	$0.08	$0.94	$1.02	$-	$(0.38)	$(0.38)	$-	(d)
Year ended 3/31/2005	11.86	0.02	0.84	0.86	(0.03)	(0.91)	(0.94)	-
Year ended 3/31/2004	7.11	(0.03)	4.89	4.86	-	(0.11)	(0.11)	-	(d)
Year ended 3/31/2003	10.40	(0.01)	(3.12)	(3.13)	-	(0.16)	(0.16)	-
Period ended 3/31/2002(h)	10.00	(0.03)	0.45	0.42	-	(0.02)	(0.02)	-
Class C Shares
Six months ended 9/30/05 (unaudited)(c)	$11.78	$0.08	$0.94	$1.02	$-	$(0.38)	$(0.38)	$-	(d)
Year ended 3/31/2005	11.86	0.02	0.84	0.86	(0.03)	(0.91)	(0.94)	-
Year ended 3/31/2004	7.11	(0.03)	4.89	4.86	-	(0.11)	(0.11)	-	(d)
Year ended 3/31/2003	10.40	(0.01)	(3.12)	(3.13)	-	(0.16)	(0.16)	-
Period ended 3/31/2002(h)	10.00	(0.03)	0.45	0.42	-	(0.02)	(0.02)	-
Class Z Shares
Six months ended 9/30/05 (unaudited)(c)	$12.04	$0.14	$0.98	$1.12	$-	$(0.38)	$(0.38)	$-	(d)
Year ended 3/31/2005	12.10	0.14	0.85	0.99	(0.14)	(0.91)	(1.05)	-	(d)
Year ended 3/31/2004	7.21	0.07	4.99	5.06	(0.06)	(0.11)	(0.17)	-	(d)
Year ended 3/31/2003	10.50	0.07	(3.16)	(3.09)	(0.04)	(0.16)	(0.20)	-
Period ended 3/31/2002(h)	10.00	0.06	0.47	0.53	(0.01)	(0.02)	(0.03)	-

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
Global Value Fund
Class A Shares
Six months ended 9/30/05 (unaudited)(c)	$12.69	9.46	%(e)	$127,758	1.48	%(f)(g)	2.08	%(g)	6	%(e)	1.48	%(f)(g)
Year ended 3/31/2005	11.98	8.64		126,679	1.52	(f)	0.94		18		1.52	(f)
Year ended 3/31/2004	12.04	70.00		127,609	1.55	(f)	0.44		28		1.55	(f)
Year ended 3/31/2003	7.18	(29.98)		47,111	1.65		0.62		15		1.65
Period ended 3/31/2002(h)	10.47	4.92		26,172	1.65	(f)(g)	0.41	(g)	19		1.88	(f)(g)
Class B Shares
Six months ended 9/30/05 (unaudited)(c)	$12.42	9.02	%(e)	$34,029	2.23	%(f)(g)	1.34	%(g)	6	%(e)	2.23	%(f)(g)
Year ended 3/31/2005	11.78	7.85		34,324	2.27	(f)	0.19		18		2.27	(f)
Year ended 3/31/2004	11.86	68.56		35,343	2.30	(f)	(0.31)		28		2.30	(f)
Year ended 3/31/2003	7.11	(30.41)		15,310	2.40		(0.13)		15		2.40
Period ended 3/31/2002(h)	10.40	4.18		11,804	2.40	(f)(g)	(0.34	)(g)	19		2.63	(f)(g)
Class C Shares
Six months ended 9/30/05 (unaudited)(c)	$12.42	9.02	%(e)	$99,371	2.23	%(f)(g)	1.32	%(g)	6	%(e)	2.23	%(f)(g)
Year ended 3/31/2005	11.78	7.84		98,850	2.27	(f)	0.19		18		2.27	(f)
Year ended 3/31/2004	11.86	68.56		101,025	2.30	(f)	(0.31)		28		2.30	(f)
Year ended 3/31/2003	7.11	(30.41)		44,758	2.40		(0.13)		15		2.40
Period ended 3/31/2002(h)	10.40	4.18		30,914	2.40	(f)(g)	(0.34	)(g)	19		2.63	(f)(g)
Class Z Shares
Six months ended 9/30/05 (unaudited)(c)	$12.78	9.67	%(e)	$134,206	1.23	%(f)(g)	2.35	%(g)	6	%(e)	1.23	%(f)(g)
Year ended 3/31/2005	12.04	8.84		134,337	1.27	(f)	1.19		18		1.27	(f)
Year ended 3/31/2004	12.10	70.38		144,242	1.30	(f)	0.69		28		1.30	(f)
Year ended 3/31/2003	7.21	(29.77)		57,373	1.40		0.87		15		1.40
Period ended 3/31/2002(h)	10.50	5.24		49,246	1.40	(f)(g)	0.66	(g)	19		1.63	(f)(g)

(a)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(d)  Amount represents less than $0.01 per share.

(e)  Not annualized.

(f)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(g)  Annualized.

(h)  The Fund's Investor A, Investor B, Investor C and Primary A shares commenced operations on April 16, 2001.

See Accompanying Notes to Financial Statements.

28

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

29

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of year	Net investment income/(loss)(a)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
International Value Fund(c)
Class A Shares
Six months ended 9/30/05 (unaudited)(d)	$22.34	$0.30	$1.45	$1.75	$-	$(0.80)	$(0.80)
Year ended 3/31/2005	20.64	0.23	2.51	2.74	(0.25)	(0.79)	(1.04)
Year ended 3/31/2004	11.62	0.15	9.04	9.19	(0.17)	-	(0.17)
Year ended 3/31/2003	16.61	0.15	(4.92)	(4.77)	(0.13)	(0.09)	(0.22)
Year ended 3/31/2002	17.26	0.18	(0.29)	(0.11)	(0.18)	(0.36)	(0.54)
Year ended 3/31/2001	18.77	0.27	(0.39)	(0.12)	(0.19)	(1.20)	(1.39)
Class B Shares
Six months ended 9/30/05 (unaudited)(d)	$22.00	$0.22	$1.41	$1.63	$-	$(0.80)	$(0.80)
Year ended 3/31/2005	20.35	0.08	2.45	2.53	(0.09)	(0.79)	(0.88)
Year ended 3/31/2004	11.47	0.02	8.91	8.93	(0.05)	-	(0.05)
Year ended 3/31/2003	16.39	0.03	(4.84)	(4.81)	(0.02)	(0.09)	(0.11)
Year ended 3/31/2002	17.07	0.07	(0.30)	(0.23)	(0.09)	(0.36)	(0.45)
Year ended 3/31/2001	18.64	0.16	(0.40)	(0.24)	(0.13)	(1.20)	(1.33)
Class C Shares
Six months ended 9/30/05 (unaudited)(d)	$21.98	$0.22	$1.41	$1.63	$-	$(0.80)	$(0.80)
Year ended 3/31/2005	20.33	0.08	2.45	2.53	(0.09)	(0.79)	(0.88)
Year ended 3/31/2004	11.46	0.02	8.90	8.92	(0.05)	-	(0.05)
Year ended 3/31/2003	16.39	0.02	(4.82)	(4.80)	(0.04)	(0.09)	(0.13)
Year ended 3/31/2002	17.07	0.04	(0.27)	(0.23)	(0.09)	(0.36)	(0.45)
Year ended 3/31/2001	18.65	0.16	(0.41)	(0.25)	(0.13)	(1.20)	(1.33)
Class Z Shares
Six months ended 9/30/05 (unaudited)(d)	$22.42	$0.34	$1.45	$1.79	$-	$(0.80)	$(0.80)
Year ended 3/31/2005	20.71	0.29	2.51	2.80	(0.30)	(0.79)	(1.09)
Year ended 3/31/2004	11.65	0.19	9.07	9.26	(0.20)	-	(0.20)
Year ended 3/31/2003	16.67	0.16	(4.92)	(4.76)	(0.17)	(0.09)	(0.26)
Year ended 3/31/2002	17.30	0.22	(0.29)	(0.07)	(0.20)	(0.36)	(0.56)
Year ended 3/31/2001	18.78	0.32	(0.39)	(0.07)	(0.21)	(1.20)	(1.41)

											Without waivers and/or expense reimbursements
	Net increase in net asset value from redemption fees		Net asset value end of year	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Ratio of operating expenses to average net assets
International Value Fund(c)
Class A Shares
Six months ended 9/30/05 (unaudited)(d)	$-	(e)	$23.29	8.24	%(f)	$933,456	1.28	%(g)(h)	2.75	%(g)	1.32	%(g)(i)
Year ended 3/31/2005	-	(e)	22.34	13.38		906,848	1.33		1.10		1.40	(j)
Year ended 3/31/2004	-	(e)	20.64	79.17		792,857	1.36		0.89		1.45	(k)
Year ended 3/31/2003	-		11.62	(28.97)		482,196	1.42		0.91		1.48
Year ended 3/31/2002	-		16.61	(0.46)		798,587	1.44		1.11		1.48
Year ended 3/31/2001	-		17.26	(0.72)		353,646	1.38		1.64		1.48
Class B Shares
Six months ended 9/30/05 (unaudited)(d)	$-	(e)	$22.83	7.81	%(f)	$110,312	2.03	%(g)(h)	2.01	%(g)	2.07	%(g)(i)
Year ended 3/31/2005	-	(e)	22.00	12.54		111,402	2.08		0.35		2.15	(j)
Year ended 3/31/2004	-	(e)	20.35	77.89		112,798	2.11		0.14		2.20	(k)
Year ended 3/31/2003	-		11.47	(29.54)		73,283	2.17		0.16		2.23
Year ended 3/31/2002	-		16.39	(1.16)		116,374	2.19		0.36		2.23
Year ended 3/31/2001	-		17.07	(1.42)		80,655	2.13		0.89		2.23
Class C Shares
Six months ended 9/30/05 (unaudited)(d)	$-	(e)	$22.81	7.82	%(f)	$161,254	2.03	%(g)(h)	2.01	%(g)	2.07	%(g)(i)
Year ended 3/31/2005	-	(e)	21.98	12.54		162,797	2.08		0.35		2.15	(j)
Year ended 3/31/2004	-	(e)	20.33	77.85		170,702	2.11		0.14		2.20	(k)
Year ended 3/31/2003	-		11.46	(29.52)		113,594	2.17		0.16		2.23
Year ended 3/31/2002	-		16.39	(1.16)		149,979	2.19		0.36		2.23
Year ended 3/31/2001	-		17.07	(1.45)		48,784	2.13		0.89		2.23
Class Z Shares
Six months ended 9/30/05 (unaudited)(d)	$-	(e)	$23.41	8.39	%(f)	$2,510,416	1.03	%(g)(h)	3.05	%(g)	1.07	%(g)(i)
Year ended 3/31/2005	-	(e)	22.42	13.63		2,577,677	1.08		1.35		1.15	(j)
Year ended 3/31/2004	-	(e)	20.71	79.67		2,488,701	1.11		1.14		1.20	(k)
Year ended 3/31/2003	-		11.65	(28.81)		1,614,750	1.17		1.16		1.23
Year ended 3/31/2002	-		16.67	(0.18)		2,059,558	1.19		1.36		1.23
Year ended 3/31/2001	-		17.30	(0.50)		1,163,899	1.13		1.89		1.23

(a)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of International Value Master Portfolio.

(d)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(e)  Amount represents less than $0.01 per share.

(f)  Not annualized.

(g)  Annualized.

(h)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(i)  The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 10) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.28% for Class A, 2.03% for Class B and Class C and 1.03% for Class Z.

(j)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.37% for Investor A, 2.12% for Investor B and Investor C and 1.12% for Primary A.

(k)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.42% for Investor A, 2.17% for Investor B and Investor C and 1.17% for Primary A.

See Accompanying Notes to Financial Statements.

30

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

31

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of year	Net investment income/(loss)(a)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions	Net increase in net asset value from redemption fees
Multi-Advisor International Equity Fund
Class A Shares
Six months ended 9/30/05 (unaudited)(c)	$13.30	$0.17	$0.90	$1.07	$-	$-	$-	$-	(d)
Year ended 3/31/2005	12.00	0.13	1.18	1.31	(0.01)	-	(0.01)	-	(d)
Year ended 3/31/2004	7.93	0.08	4.09	4.17	(0.10)	-	(0.10)	-	(d)
Year ended 3/31/2003(m)	10.30	0.08	(2.47)	(2.39)	(0.04)	-	(0.04)	0.06
Year ended 3/31/2002(m)	10.95	0.06	(0.71)	(0.65)	-	-	-	-
Year ended 3/31/2001(m)	16.51	0.07	(4.38)	(4.31)	(0.09)	(1.16)	(1.25)	-
Class B Shares
Six months ended 9/30/05 (unaudited)(c)	$12.44	$0.12	$0.84	$0.96	$-	$-	$-	$-	(d)
Year ended 3/31/2005	11.30	0.03	1.11	1.14	-	-	-	-	(d)
Year ended 3/31/2004	7.50	- (d)	3.85	3.85	(0.05)	-	(0.05)	-	(d)
Year ended 3/31/2003(m)	9.87	0.02	(2.38)	(2.36)	(0.01)	-	(0.01)	-	(d)
Year ended 3/31/2002(m)	10.56	(0.01)	(0.68)	(0.69)	-	-	-	-
Year ended 3/31/2001(m)	16.06	-	(4.27)	(4.27)	(0.07)	(1.16)	(1.23)	-
Class C Shares
Six months ended 9/30/05 (unaudited)(c)	$12.32	$0.11	$0.84	$0.95	$-	$-	$-	$-	(d)
Year ended 3/31/2005	11.20	0.03	1.09	1.12	-	-	-	-	(d)
Year ended 3/31/2004	7.43	- (d)	3.82	3.82	(0.05)	-	(0.05)	-	(d)
Year ended 3/31/2003(m)	9.63	0.01	(2.33)	(2.32)	(0.01)	-	(0.01)	0.13
Year ended 3/31/2002(m)	10.30	(0.01)	(0.66)	(0.67)	-	-	-	-
Year ended 3/31/2001(m)	15.72	(0.02)	(4.17)	(4.19)	(0.07)	(1.16)	(1.23)	-
Class Z Shares
Six months ended 9/30/05 (unaudited)(c)	$13.44	$0.19	$0.92	$1.11	$-	$-	$-	$-	(d)
Year ended 3/31/2005	12.13	0.16	1.19	1.35	(0.04)	-	(0.04)	-	(d)
Year ended 3/31/2004	8.01	0.13	4.11	4.24	(0.12)	-	(0.12)	-	(d)
Year ended 3/31/2003(m)	10.49	0.10	(2.53)	(2.43)	(0.05)	-	(0.05)	-	(d)
Year ended 3/31/2002(m)	11.12	0.09	(0.72)	(0.63)	- (d)	-	- (d)	-
Year ended 3/31/2001(m)	16.74	0.12	(4.47)	(4.35)	(0.11)	(1.16)	(1.27)	-

											Without waivers and/or expense reimbursements
	Net asset value end of year	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
Multi-Advisor International Equity Fund
Class A Shares
Six months ended 9/30/05 (unaudited)(c)	$14.37	8.05	%(e)	$35,834	1.15	%(f)(g)	2.56	%(f)	37	%(e)	1.23%(f)(g)(h)
Year ended 3/31/2005	13.30	10.88		28,527	1.26	(g)(i)	1.01		153		1.38	(g)(j)
Year ended 3/31/2004	12.00	52.71		27,396	1.37	(g)(i)(k)	0.74		86		1.40	(g)(l)
Year ended 3/31/2003(m)	7.93	(22.71)		18,870	1.43		0.85		100	(n)	1.43
Year ended 3/31/2002(m)	10.30	(5.94)		30,067	1.41		0.63		85	(n)	1.41
Year ended 3/31/2001(m)	10.95	(27.54)		46,770	1.40		0.64		92	(n)	1.41
Class B Shares
Six months ended 9/30/05 (unaudited)(c)	$13.40	7.72	%(e)	$4,813	1.90	%(f)(g)	1.90	%(f)	37	%(e)	1.98%(f)(g)(h)
Year ended 3/31/2005	12.44	10.09		9,976	2.01	(g)(i)	0.26		153		2.13	(g)(j)
Year ended 3/31/2004	11.30	51.39		9,956	2.12	(g)(i)(k)	(0.01)		86		2.15	(g)(l)
Year ended 3/31/2003(m)	7.50	(23.96)		7,068	2.18		0.10		100	(n)	2.18
Year ended 3/31/2002(m)	9.87	(6.53)		14,408	2.16		(0.12)		85	(n)	2.16
Year ended 3/31/2001(m)	10.56	(28.11)		20,747	2.15		(0.11)		92	(n)	2.16
Class C Shares
Six months ended 9/30/05 (unaudited)(c)	$13.27	7.71	%(e)	$2,936	1.90	%(f)(g)	1.79	%(f)	37	%(e)	1.98%(f)(g)(h)
Year ended 3/31/2005	12.32	10.00		2,563	2.01	(g)(i)	0.26		153		2.13	(g)(j)
Year ended 3/31/2004	11.20	51.43		1,867	2.12	(g)(i)(k)	(0.01)		86		2.15	(g)(l)
Year ended 3/31/2003(m)	7.43	(22.78)		1,249	2.18		0.10		100	(n)	2.18
Year ended 3/31/2002(m)	9.63	(6.50)		1,245	2.16		(0.12)		85	(n)	2.16
Year ended 3/31/2001(m)	10.30	(28.22)		1,166	2.15		(0.11)		92	(n)	2.16
Class Z Shares
Six months ended 9/30/05 (unaudited)(c)	$14.55	8.26	%(e)	$1,446,603	0.90	%(f)(g)	2.78	%(f)	37	%(e)	0.98%(f)(g)(h)
Year ended 3/31/2005	13.44	11.10		1,199,712	1.01	(g)(i)	1.26		153		1.13	(g)(j)
Year ended 3/31/2004	12.13	53.06		917,391	1.12	(g)(i)(k)	0.99		86		1.15	(g)(l)
Year ended 3/31/2003(m)	8.01	(23.19)		556,619	1.18		1.10		100	(n)	1.18
Year ended 3/31/2002(m)	10.49	(5.65)		474,738	1.16		0.88		85	(n)	1.16
Year ended 3/31/2001(m)	11.12	(27.40)		724,572	1.15		0.89		92	(n)	1.16

(a)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(d)  Amount represents less than $0.01 per share.

(e)  Not annualized.

(f)  Annualized.

(g)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(h)  The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 10) and excise tax voluntarily reimbursed by the investment advisor are included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs and excise tax, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.15% for Class A, 1.90% for Class B and Class C and 0.90% for Class Z.

(i)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(j)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.35% for Investor A, 2.10% for Investor B and Investor C and 1.10% for Primary A.

(k)  A reimbursement from Investment Advisor is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

(l)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.38% for Investor A, 2.13% for Investor B and Investor C and 1.13% for Primary A.

(m)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Columbia International Equity Master Portfolio.

(n)  Rate represents the Columbia International Equity Master Portfolio.

See Accompanying Notes to Financial Statements.

32

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

33

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)(a)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions	Net increase in net asset value from redemption fees
International Opportunities Fund
Class A Shares
Six months ended 9/30/05 (unaudited)(c)	$11.41	$0.13	$1.16	$1.29	$-	$(0.47)	$(0.47)	$-	(d)
Year ended 3/31/2005	11.05	0.05	0.51	0.56	(0.04)	(0.16)	(0.20)	-	(d)
Year ended 3/31/2004	6.93	- (d)	4.20	4.20	-	(0.08)	(0.08)	-	(d)
Year ended 3/31/2003	8.32	0.01	(1.40)	(1.39)	-	-	-	-
Year ended 3/31/2002	8.01	(0.01)	0.32	0.31	-	-	-	-
Period ended 3/31/2001(i)	10.00	(0.01)	(1.98)	(1.99)	-	-	-	-
Class B Shares
Six months ended 9/30/05 (unaudited)(c)	$11.05	$0.09	$1.11	$1.20	$-	$(0.47)	$(0.47)	$-	(d)
Year ended 3/31/2005	10.75	(0.03)	0.49	0.46	-	(0.16)	(0.16)	-	(d)
Year ended 3/31/2004	6.79	(0.07)	4.11	4.04	-	(0.08)	(0.08)	-	(d)
Year ended 3/31/2003	8.22	(0.04)	(1.39)	(1.43)	-	-	-	-
Year ended 3/31/2002	7.97	(0.07)	0.32	0.25	-	-	-	-
Period ended 3/31/2001(i)	10.00	(0.08)	(1.95)	(2.03)	-	-	-	-
Class C Shares
Six months ended 9/30/05 (unaudited)(c)	$11.05	$0.09	$1.11	$1.20	$-	$(0.47)	$(0.47)	$-	(d)
Year ended 3/31/2005	10.75	(0.03)	0.49	0.46	-	(0.16)	(0.16)	-	(d)
Year ended 3/31/2004	6.80	(0.07)	4.10	4.03	-	(0.08)	(0.08)	-	(d)
Year ended 3/31/2003	8.22	(0.05)	(1.37)	(1.42)	-	-	-	-
Year ended 3/31/2002	7.97	(0.07)	0.32	0.25	-	-	-	-
Period ended 3/31/2001(i)	10.00	(0.09)	(1.94)	(2.03)	-	-	-	-
Class Z Shares
Six months ended 9/30/05 (unaudited)(c)	$11.53	$0.14	$1.17	$1.31	$-	$(0.47)	$(0.47)	$-	(d)
Year ended 3/31/2005	11.15	0.08	0.52	0.60	(0.06)	(0.16)	(0.22)	-	(d)
Year ended 3/31/2004	6.98	0.02	4.24	4.26	(0.01)	(0.08)	(0.09)	-	(d)
Year ended 3/31/2003	8.36	0.04	(1.42)	(1.38)	-	-	-	-
Year ended 3/31/2002	8.03	(0.01)	0.34	0.33	-	-	-	-
Period ended 3/31/2001(i)	10.00	- (d)	(1.97)	(1.97)	-	-	-	-

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
International Opportunities Fund
Class A Shares
Six months ended 9/30/05 (unaudited)(c)	$12.23	11.89	%(e)	$71,441	1.33%(f)(g)(h)		2.25	%(g)	64	%(e)	1.33	%(f)(g)
Year ended 3/31/2005	11.41	5.24		52,794	1.37	(f)	0.47		165		1.37	(f)
Year ended 3/31/2004	11.05	60.87		19,785	1.42	(f)	(0.04)		121		1.42	(f)
Year ended 3/31/2003	6.93	(16.71)		2,272	1.73	(f)	0.33		193		2.05	(f)
Year ended 3/31/2002	8.32	3.87		1,526	1.67	(f)(h)	(0.33)		307		4.27	(f)
Period ended 3/31/2001(i)	8.01	(19.90)		2,797	1.72	(g)	(0.13	)(g)	442		6.53	(g)
Class B Shares
Six months ended 9/30/05 (unaudited)(c)	$11.78	11.45	%(e)	$19,315	2.08%(f)(g)(h)		1.57	%(g)	64	%(e)	2.08	%(f)(g)
Year ended 3/31/2005	11.05	4.45		16,618	2.12	(f)	(0.28)		165		2.12	(f)
Year ended 3/31/2004	10.75	59.77		8,905	2.17	(f)	(0.79)		121		2.17	(f)
Year ended 3/31/2003	6.79	(17.40)		2,782	2.48	(f)	(0.42)		193		2.80	(f)
Year ended 3/31/2002	8.22	3.14		1,951	2.42	(f)(h)	(1.08)		307		5.02	(f)
Period ended 3/31/2001(i)	7.97	(20.30)		2,031	2.47	(g)	(0.88	)(g)	442		7.28	(g)
Class C Shares
Six months ended 9/30/05 (unaudited)(c)	$11.78	11.45	%(e)	$25,678	2.08%(f)(g)(h)		1.54	%(g)	64	%(e)	2.08	%(f)(g)
Year ended 3/31/2005	11.05	4.45		19,530	2.12	(f)	(0.28)		165		2.12	(f)
Year ended 3/31/2004	10.75	59.53		8,331	2.17	(f)	(0.79)		121		2.17	(f)
Year ended 3/31/2003	6.80	(17.27)		869	2.48	(f)	(0.42)		193		2.80	(f)
Year ended 3/31/2002	8.22	3.14		869	2.42	(f)(h)	(1.08)		307		5.02	(f)
Period ended 3/31/2001(i)	7.97	(20.30)		974	2.47	(g)	(0.88	)(g)	442		7.28	(g)
Class Z Shares
Six months ended 9/30/05 (unaudited)(c)	$12.37	11.94	%(e)	$1,276,150	1.08%(f)(g)(h)		2.51	%(g)	64	%(e)	1.08	%(f)(g)
Year ended 3/31/2005	11.53	5.55		991,889	1.12	(f)	0.72		165		1.12	(f)
Year ended 3/31/2004	11.15	61.25		509,262	1.17	(f)	0.21		121		1.17	(f)
Year ended 3/31/2003	6.98	(16.51)		95,093	1.48	(f)	0.58		193		1.80	(f)
Year ended 3/31/2002	8.36	4.11		2,700	1.42	(f)(h)	(0.08)		307		4.02	(f)
Period ended 3/31/2001(i)	8.03	(19.70)		1,477	1.47	(g)	0.12	(g)	442		6.28	(g)

(a)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(d)  Amount represents less than $0.01 per share.

(e)  Non annualized.

(f)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(g)  Annualized.

(h)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(i)  The Fund's Investor A, Investor B, Investor C and Primary A shares commenced operations on August 1, 2000.

See Accompanying Notes to Financial Statements.

34

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

35

Notes to financial statements  September 30, 2005 (unaudited)

Note 1.  Organization

Columbia Funds Series Trust (the "Trust"), formerly Nations Funds Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. Information presented in these financial statements pertains to the following portfolios of the Trust (each a "Fund" and collectively, the "Funds"):

Fund Name	Former Fund Name
Columbia Global Value Fund	Nations Global Value Fund

Columbia International Value Fund	Nations International Value Fund

Columbia Multi-Advisor International Equity Fund	Nations International Equity Fund

Columbia Marsico International Opportunities Fund	Nations Marsico International Opportunities Fund

On September 23, 2005, Nations Funds Trust was renamed Columbia Funds Series Trust. Also on that date, each of the Funds presented in these financial statements was renamed as disclosed above.

Investment goals: Columbia Global Value Fund seeks long-term capital appreciation by investing primarily in equity securities of domestic and foreign issuers, including issuers in emerging markets countries. Columbia International Value Fund seeks long-term capital appreciation by investing primarily in equity securities of foreign issuers, including emerging markets countries. Columbia Multi-Advisor International Equity Fund seeks long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries. Columbia Marsico International Opportunities Fund seeks long-term growth of capital.

Columbia International Value Fund (the "Feeder Fund") seeks to achieve its investment objective by investing substantially all of its assets in Columbia International Value Master Portfolio (the "Master Portfolio"). The Master Portfolio is a series of Columbia Funds Master Investment Trust (the "Master Trust"). The Master Portfolio has the same investment objective as that of the Feeder Fund. The value of the Feeder Fund's investments in the Master Portfolio included in the Statements of assets and liabilities reflects the Feeder Fund's proportionate beneficial interests in the net assets of the Master Portfolio (87.1% for the Master Portfolio at September 30, 2005). The financial statements of the Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Feeder Fund's financial statements. Other funds not registered under the 1940 Act and managed by Columbia Management Advisors, LLC, whose financial statements are not presented here, also invest in the Master Portfolio.

Columbia Multi-Advisor International Equity Fund and Columbia Marsico International Opportunities Fund also operate in a master-feeder structure. The Funds seek to achieve their investment objective by investing substantially all of their assets in Columbia Multi-Advisor International Equity Master Portfolio and Columbia Marsico International Opportunities Master Portfolio respectively, which have the same investment objective as their corresponding feeder fund. Columbia Multi-Advisor International Equity Fund and Columbia Marsico International Opportunities Fund are each a series of the Master Trust. Because the value of each Fund's investment in the Columbia Multi-Advisor International Equity Master Portfolio and the Columbia Marsico International Opportunities Master Portfolio as of and for the six months ended September 30, 2005 represented substantially all of the beneficial interests in their respective master portfolio, the financial statements for the Columbia Multi-Advisor International Equity Fund and the Columbia Marsico International Opportunities Fund reflect the consolidation of the respective master portfolio. Separate financial statements for the Columbia Multi-Advisor International Equity Master Portfolio and the Columbia Marsico International Opportunities Master Portfolio have not been prepared and references in this report to Columbia Multi-Advisor International Equity Fund and Columbia Marsico International Opportunities Fund should be read to include references to the corresponding master portfolios.

On September 23, 2005, Nations Master Investment Trust was renamed Columbia Funds Master Investment Trust. Also on that date, Nations International Value Master Portfolio, Nations International Equity Master Portfolio and Nations Marsico International Opportunities Master Portfolio were renamed Columbia International Master Portfolio Value Fund, Columbia Multi-Advisor International Equity Master Portfolio and Columbia Marsico International Opportunities Master Portfolio, respectively.

Fund shares: The Funds currently offer four classes of shares: Class A, Class B, Class C and Class Z shares. Subject to certain limited exceptions, Columbia Global Value Fund and Columbia International Value Fund are no longer accepting new

36

Notes to financial statements (continued)  September 30, 2005 (unaudited)

investments from current or prospective investors. Please see the Funds' current prospectus for more information. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class. On August 22, 2005, Investor A, Investor B, Investor C and Primary A shares of the Funds were redesignated Class A, Class B, Class C and Class Z shares, respectively.

Note 2.  Significant accounting policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year financial statement presentation. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security valuation: Securities traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. An independent fair value pricing service assists in the fair valuation process for funds that primarily invest in international securities. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase agreements: Each Fund may engage in repurchase agreement transactions with institutions that the Funds' investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Foreign currency transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. London time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

37

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Income recognition: Interest income is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

The Feeder Funds record their share of the investment income and realized and unrealized gains and losses reported by the Master Portfolios on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolios based upon the relative value of their investments in the Master Portfolios.

Expenses: General expenses of the Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

The Feeder Funds record their share of the expenses reported by the Master Portfolios on a daily basis. The expenses are allocated daily to investors in the Master Portfolios based upon the relative value of the Feeder Funds' investments in the Master Portfolios.

Dividends and distributions to shareholders: Distributions from net investment income are declared and paid annually for each of the Funds. The Funds may, however, declare and pay distributions from net investment income more frequently. Each Fund will distribute net realized capital gains (including net short-term capital gains), at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal income tax status: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 of Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust's organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be minimal.

Note 3.  Federal tax information

The tax character of distributions paid during the year ended March 31, 2005 was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains
Columbia Global Value Fund	$10,508,738	$23,066,078
Columbia International Value Fund	45,991,039	131,292,780
Columbia Multi-Advisor International Equity Fund	2,958,106	-
Columbia Marsico International Opportunities Fund	10,939,683	3,569,698

*  For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

38

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Unrealized appreciation and depreciation at September 30, 2005, based on cost of investments for federal income tax purposes, was:

Fund	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Columbia Global Value Fund	$87,498,442	$(14,754,755)	$72,743,687
Columbia International Value Fund	N/A*	N/A*	N/A*
Columbia Multi-Advisor International Equity Fund	271,628,535	(25,906,453)	245,722,082
Columbia Marsico International Opportunities Fund	257,012,804	(18,605,165)	238,407,639

*  see corresponding Master Portfolio for tax basis information.

The following capital loss carryforwards, determined as of March 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	Expiring in 2011
Columbia Multi-Advisor International Equity Fund	$16,110,467

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As determined on March 31, 2005, the following Funds elected to defer losses occurring between November 1, 2004 and March 31, 2005 under these rules as follows:

Fund	Currency Losses Deferred
Columbia Global Value Fund	$9,529

Note 4.  Fees and compensation paid to affiliates

Investment advisory fee: Columbia Management Advisors, LLC ("Columbia") is the investment advisor to the Funds. Prior to September 30, 2005, Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A., which in turn is a wholly-owned banking subsidiary of Bank of America Corporation ("BOA"), was the investment advisor to the Funds, under the same fee structure. On September 30, 2005, Columbia Management Advisors, Inc., a wholly-owned subsidiary of BOA, merged into BACAP. At that time, the combined investment advisor was then renamed Columbia Management Advisors, LLC.

Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates:

	Fees on Average Net Assets
Fund	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Global Value Fund	0.90%	0.85%	0.80%	0.75%	0.73%	0.71%
Columbia Multi-Advisor International Equity Fund	0.70%	0.65%	0.60%	0.55%	0.53%	0.51%
Columbia Marsico International Opportunities Fund	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%

The Feeder Fund indirectly pays for investment advisory and sub-advisory services through its investment in its corresponding Master Portfolio (See Note 4 of Notes to financial statements of the Master Portfolio).

For the six months ended September 30, 2005, the annualized effective investment advisory fee rates for the Funds were as follows:

Fund	Annualized Effective Fee Rate
Columbia Global Value Fund	0.90%
Columbia Multi-Advisor International Equity Fund	0.66%
Columbia Marsico International Opportunities Fund	0.80%

39

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Sub-advisory fees: Brandes Investment Partners, LLC ("Brandes") has been retained by Columbia as sub-advisor to the Columbia Global Value Fund. As the sub-advisor, Brandes is responsible for daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays Brandes a monthly sub-advisory fee at the annual rate of 0.50% of the first $1 billion of the Fund's average daily net assets and 0.45% over $1 billion of the Fund's average daily net assets.

The Columbia Multi-Advisor International Equity Fund is a "multi-manager" fund, which means that it is managed by more than one sub-adviser. Causeway Capital Management LLC ("Causeway") and Marsico Capital Management, LLC ("Marsico") are co-investment sub-advisers of the Fund. Pursuant to the sub-advisory agreement, Causeway and Marsico are each entitled to receive a fee from Columbia at the maximum annual rate of 0.43% and 0.45%, respectively, of the Fund's average daily net assets that they manage.

Marsico has also been retained by Columbia as sub-advisor to the Columbia International Opportunities Fund. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee at the annual rate of 0.45% of the Fund's average daily net assets.

Administration fee: Columbia provides administrative and other services to the Funds. State Street Bank and Trust Company ("State Street") serves as the sub-administrator to the Funds. Prior to August 22, 2005, BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of BOA, served as the administrator to the Funds under the same fee structure and Bank of New York ("BNY") served as the sub-administrator to the Funds.

Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly based on each Fund's average daily net assets at the following annual rates:

Fund	Annual Fee Rate
Columbia Global Value Fund	0.17%
Columbia International Value Fund	0.17%
Columbia Multi-Advisor International Equity Fund	0.17%
Columbia Marsico International Opportunities Fund	0.22%

Transfer agent fee: Columbia Management Services, Inc. (the "Transfer Agent"), formerly known as Columbia Funds Services, Inc. is an affiliate of Columbia and a wholly-owned subsidiary of BOA, provides shareholder services to the Funds. The Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Prior to August 22, 2005, PFPC, Inc. ("PFPC") served as the transfer agent for the Funds' shares and BOA served as the sub-transfer agent for the Class Z shares (formerly Primary A shares) of the Funds. On August 22, 2005, Columbia Funds Services, Inc. was renamed Columbia Management Services, Inc.

Effective August 22, 2005, for accounts other than omnibus accounts, the Transfer Agent receives a fee, paid monthly, at the annual rate of $15.23 per open account. For omnibus accounts, the Transfer Agent receives a fee at the maximum annual rate of 0.11% of the net assets within each omnibus account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. Effective September 1, 2005, the Transfer Agent has voluntarily agreed to waive a portion of its fees so that transfer agent fees (exclusive of out-of-pocket expenses) will not exceed 0.02% annually for the Columbia Global Value Fund. Columbia, at its discretion, may revise or discontinue this arrangement any time.

Prior to August 22, 2005, BOA was entitled to receive from PFPC a fee equal to the costs incurred by BOA in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Class Z shares of each Fund. These amounts are included in "Transfer agent fees" on the Statements of operations. For the period ended August 22, 2005, BOA earned sub-transfer agent fees from the Funds as follows:

Fund	Sub-Transfer Agent Fee
Columbia Global Value Fund	$1,414
Columbia International Value Fund	19,765
Columbia Multi-Advisor International Equity Fund	12,108
Columbia Marsico International Opportunities Fund	11,969

40

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Underwriting discounts, service and distribution fees: Columbia Management Distributors, Inc. (the "Distributor") serves as distributor of the Funds' shares. Prior to August 22, 2005, BACAP Distributors, a wholly-owned subsidiary of BOA, served as the distributor of the Funds' shares, under the same fee structure. On August 22, 2005, BACAP Distributors merged into Columbia Funds Distributor, Inc., an affiliate of BACAP and a wholly-owned subsidiary of BOA. Columbia Funds Distributor, Inc, was then renamed Columbia Management Distributors, Inc.

For the six months ended September 30, 2005, the Distributor has retained net underwriting discounts and net contingent deferred sales charges ("CDSC") as follows:

	Front End Sales Charge	CDSC
Fund	Class A	Class A	Class B	Class C
Columbia Global Value Fund	$1,139	$-	$42,449	$579
Columbia International Value Fund	1,670	-	79,056	1,749
Columbia Multi-Advisor International Equity Fund	3,160	-	4,971	101
Columbia Marsico International Opportunities Fund	36,012	988	25,230	3,777

The Trust has adopted shareholder servicing plans and distribution plans for the Class B Shares and Class C Shares of each Fund and a combined distribution and shareholder servicing plan for Class A Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%

Expense limits and fee reimbursements: Columbia and/or the Distributor have contractually agreed to waive fees and/or reimburse expenses through July 31, 2006 to the extent that total expenses (excluding interest expense and shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

Fund	Annual Rate
Columbia Global Value Fund	1.40%
Columbia Marsico International Opportunities Fund	1.50%

Columbia and/or the Distributor are entitled to recover from the Columbia Global Value Fund any fees waived or expenses reimbursed by Columbia and/or the Distributor during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

At September 30, 2005, there were no amounts potentially recoverable by Columbia and/or the Distributor pursuant to this arrangement.

Fees paid to officers and trustees: With the exception of one officer, all officers of the Funds are employees of Columbia or its affiliates and receive no compensation from the Funds. The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer position. Each Fund's fee will not exceed $15,000 per year.

41

Notes to financial statements (continued)  September 30, 2005 (unaudited)

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves (formerly Nations Treasury Reserves) another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statements of operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statements of assets and liabilities.

Custody credits: Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Other: Prior to the appointment of State Street as sub-administrator to the Funds, the Funds made daily investments of cash balances in Columbia Cash Reserves (formerly Nations Cash Reserves), another portfolio of the Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in "Dividends from affiliates'' on the Statements of operations. BACAP and BACAP Distributors earned advisory and administration fees on the investments made in the Columbia Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Funds. For the six months ended September 30, 2005, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

Fund	Advisory Fees (Earned by BACAP)	Administration Fees (Earned by BACAP Distributors)
Columbia Global Value Fund	$1,159	$580
Columbia Multi-Advisor International Equity Fund	8,910	4,455
Columbia Marsico International Opportunities Fund	7,789	3,894

In 2005, the investment advisor voluntarily agreed to reimburse Columbia Multi-Advisor International Equity Fund, $295,519 of excise tax for the fiscal year ended March 31, 2005.

Note 5.  Portfolio information

For the six months ended September 30, 2005, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

Fund	Purchases	Sales
Columbia Global Value Fund	$23,575,956	$52,662,370
Columbia Multi-Advisor International Equity Fund	622,394,804	476,119,982
Columbia Marsico International Opportunities Fund	946,226,578	749,004,044

Note 6.  Shares of beneficial interest

An unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Class B shares generally convert to Class A shares as follows:

Class B Shares purchased:	Will convert to Class A Shares after:
- after November 15, 1998	Eight years

- between August 1, 1997 and November 15, 1998

$0 - $249,999	Nine years

$250,000 - $499,999	Six years

$500,000 - $999,999	Five years

- before August 1, 1997	Nine years

See Schedules of capital stock activity.

42

Notes to financial statements (continued)  September 30, 2005 (unaudited)

As of September 30, 2005, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

Fund	Number of Shareholders	% of Shares Outstanding Held
Columbia Global Value Fund	1	27.5%
Columbia International Value Fund	1	44.1%
Columbia Multi-Advisor International Equity Fund	2	89.5%
Columbia Marsico International Opportunities Fund	1	75.4%

As of September 30, 2005, the Funds had shareholders that held greater than 5% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

Fund	Number of Shareholders	% of Shares Outstanding Held
Columbia Global Value Fund	2	20.4%
Columbia International Value Fund	1	9.8%

Note 7.  Redemption fees

The Funds are also entitled to a 2% redemption fee on the proceeds of Fund shares that are purchased and are redeemed (either by selling shares or exchanging into another Fund) within 60 days of their purchase. The redemption fee is designed to offset brokerage commissions and other costs associated with short term trading in and out of funds. The redemption fees are included as an increase to Paid-in capital on the Statements of assets and liabilities and as a decrease to Shares Redeemed in the Schedules of capital stock activity. For the six months ended September 30, 2005, the Funds received the following in redemption fees:

	Redemption Fee
Fund	Class A	Class B	Class C	Class Z
Columbia Global Value Fund	$1,584	$428	$1,241	$1,656
Columbia International Value Fund	4,894	597	873	13,633
Columbia Multi-Advisor International Equity Fund	525	172	47	22,399
Columbia Marsico International Opportunities Fund	1,313	393	485	24,158

Note 8.  Line of credit

The Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating fund based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statements of operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund.

Prior to August 22, 2005, the Trust participated with other affiliated funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement were taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings was payable at a specified Federal Funds Rate plus 0.50% on an annualized basis. Each participating fund maintained a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

43

Notes to financial statements (continued)  September 30, 2005 (unaudited)

During the six months ended September 30, 2005, borrowings by the Funds were as follows:

	Average Amount Outstanding*	Average Interest Rate
Columbia International Value Fund	$924	3.61%
Columbia Marsico International Opportunities Fund	100,934	3.50

*  The average amount outstanding was calculated based on daily balances in the period.

Note 9.  Securities lending

Under an agreement with BNY, the Funds were allowed to lend their securities to certain approved brokers, dealers and other financial institutions. The income earned by each Fund from securities lending is included on the Statements of operations. At September 30, 2005, the Funds did not participate in a securities lending program.

Note 10.  Other related party transactions

During the six months ended September 30, 2005, the Columbia Global Value Fund used Bank of America Securities, a wholly-owned subsidiary of BOA, as a broker. Total commissions paid to Bank of America Securities during the period were $6,316.

Note 11.  Disclosure of significant risks and contingencies

Foreign securities: There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Legal Proceedings:  On February 9, 2005, BACAP (which has since been renamed Columbia Management Advisors, LLC) ("Columbia") and BACAP Distributors (which has since merged into Columbia Management Distributors, Inc. (formerly Columbia Funds Distributor, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, Columbia and its affiliate, Banc of America Securities, LLC ("BAS") have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, the Columbia Group to reduce Columbia Funds, and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. The Columbia Group is currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and Independent Trustees and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under

44

Notes to financial statements (continued)  September 30, 2005 (unaudited)

development. As such, any gain to the Columbia Funds or their shareholders can not be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly Nations Funds Trust) (the "Trust"), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including Columbia and the Distributor (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints.

One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names the Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Trust against BAC and others that asserts claims under federal securities laws and state common law. The Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against the Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Trust has filed a motion to dismiss that is pending. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

For the six months ended September 30, 2005, Columbia has assumed legal, consulting services and Trustees' fees incurred by the Funds in connection with these matters as follows:

Fund	Non-Recurring Costs
Columbia International Value Fund	$670,145
Columbia Multi-Advisor International Equity Fund	250,084

45

Columbia Funds Master Investment Trust

Columbia International Value Master Portfolio

  September 30, 2005 (unaudited)

The following pages should be read in conjunction with Columbia International Value Fund's semiannual report.

46

Columbia Funds Master Investment Trust

Columbia International Value Master Portfolio

Investment Portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 97.7%
	Consumer discretionary - 12.0%
	Automobiles - 4.3%
1,113,800	DaimlerChrysler AG, Registered Shares	59,148,921
423,162	Regie National Usines Renault	40,121,409
1,355,200	Volkswagen AG	83,494,167
		182,764,497
	Hotels, restaurants & leisure - 0.5%
5,820,000	Compass Group PLC	21,179,624
	Household durables - 3.4%
2,809,310	Matsushita Electric Industrial Co., Ltd., ADR	48,067,294
2,977,100	Sony Corp.	98,341,151
		146,408,445
	Leisure equipment & products - 1.1%
1,434,905	Fuji Photo Film Co., Ltd.	47,447,719
	Media - 0.8%
17,026,100	ITV PLC	33,936,978
	Multiline retail - 1.9%
366,400	Marks & Spencer Group PLC	2,429,507
2,009,480	Marks & Spencer Group PLC, ADR	79,273,986
		81,703,493
	Consumer staples - 15.5%
	Beverages - 0.9%
949,690	InBev NV	37,595,988
	Food & staples retailing - 4.7%
298,700	Carrefour SA	13,761,778
7,383,700	Koninklijke Ahold NV(a)	55,991,707
4,922,466	Koninklijke Ahold NV(a)(b)	37,327,798
30,037,565	Wm. Morrison Supermarkets PLC	94,251,490
		201,332,773
	Food products - 8.0%
579,000	Nestle SA, Registered Shares	169,680,411
1,193,868	Unilever NV	84,948,611
8,125,500	Unilever PLC	84,944,446
		339,573,468
	Tobacco - 1.9%
5,266	Japan Tobacco, Inc.	83,101,962
	Financials - 24.1%
	Commercial banks - 15.8%
3,155,929	ABN AMRO Holding NV	75,742,296
12,116,186	Banca Intesa S.p.A.	56,490,671
1,844,533	Banco Bilboa Vizcaya Argentaria SA, ADR	32,353,109

Shares		Value ($)
	Commercial banks - (continued)
2,622,400	Banco Santander Central Hispano SA	34,482,661
2,113,340	Bayerische Hypo-und Vereinsbank AG(a)	59,579,416
845,840	Bayerische Hypo-und Vereinsbank AG(a)(b)	23,845,975
2,203,856	Commerzbank AG	60,165,678
263,453	DBS Group Holdings Ltd., ADR	9,774,106
8,994,000	DBS Group Holdings Ltd., ADR(a)(b)	84,110,989
7,971,641	Mitsubishi Tokyo Financial Group, Inc., ADR	103,870,482
13,094,400	Overseas Chinese Banking Corp.	48,386,458
2,986	Sumitomo Mitsui Financial Group, Inc.	28,334,259
6,194,958	Sumitomo Mitsui Financial Group, Inc., ADR	57,303,362
		674,439,462
	Diversified financial services - 1.2%
711,023	ING Groep NV	21,203,526
1,742,900	Jardine Matheson Holdings Ltd., ADR	29,803,590
		51,007,116
	Insurance - 6.8%
4,636,634	Aegon NV	68,903,297
2,725	Millea Holdings, Inc.	44,022,897
3,200,000	Mitsui Sumitomo Insurance Co., Ltd.	36,931,062
22,958,200	Royal & Sun Alliance Insurance Group	39,292,937
22,958,200	Royal & Sun Alliance Insurance Group(b)	39,292,937
3,479,619	Zurich Financial Services AG, ADR(a)	59,153,523
		287,596,653
	Thrifts & mortgage finance - 0.3%
253,261	Hypo Real Estate Holding AG, ADR	12,885,489
	Health care - 7.7%
	Pharmaceuticals - 7.7%
3,892,848	Daiichi Sankyo Co., Ltd.(a)	79,673,165
4,051,300	GlaxoSmithKline PLC	103,152,234
1,125,000	Ono Pharmaceutical Co., Ltd.	52,534,031
715,186	Sanofi-Aventis	59,182,921
556,100	Schering AG	35,219,483
26,000	Taisho Pharmaceutical Co., Ltd.	469,019
		330,230,853
	Industrials - 5.6%
	Aerospace & defense - 1.3%
915,930	BAE Systems PLC, ADR	22,119,709
13,599,000	Bombardier, Inc., Class B	33,611,032
		55,730,741

See Accompanying Notes to Financial Statements.

47

Columbia Funds Master Investment Trust

Columbia International Value Master Portfolio

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Commercial services & supplies - 0.6%
1,509,000	Dai Nippon Printing Co., Ltd.	24,318,754
	Machinery - 3.7%
1,226,400	Heidelberger Druckmaschinen AG(b)	42,061,733
23,160,268	Invensys PLC(a)(b)	5,918,020
18,541,415	Invensys PLC, ADR(a)	8,714,466
28,554,000	Mitsubishi Heavy Industries, Ltd.	101,670,231
		158,364,450
	Information technology - 4.7%
	Communications equipment - 2.4%
1,894,200	Alcatel SA(a)	25,291,214
3,835,200	Alcatel SA, ADR(a)	51,468,384
7,415,700	Nortel Networks Corp.(a)	24,175,182
		100,934,780
	Electronic equipment & instruments - 1.8%
1,199,825	Hitachi Ltd., ADR	76,056,907
	Semiconductors & semiconductor equipment - 0.5%
1,321,200	STMicroelectronics NV	22,776,300
	Materials - 3.2%
	Chemicals - 2.6%
1,040,500	Akzo Nobel NV	45,395,901
970,000	Akzo Nobel NV, ADR	42,340,500
1,159,620	Imperial Chemical Industries PLC, ADR	24,491,174
		112,227,575
	Metals & mining - 0.6%
2,813,700	Corus Group PLC, ADR	25,942,314
	Telecommunication services - 19.7%
	Diversified telecommunication services - 19.6%
241,760	Brasil Telecom Participacoes SA, ADR	10,282,053
1,152,030	BT Group PLC, ADR	45,666,469
2,878,864	Compania Anonima Nacional Telefonos de Venezuela, ADR(c)	40,390,462
2,827,200	Contax Participacoes SA, ADR(a)	1,756,257
6,010,800	Deutsche Telekom AG, ADR	109,636,992
2,914,300	KT Corp., ADR	65,571,750
2,571,180	Nippon Telegraph & Telephone Corp., ADR	63,816,687
8,194,176	Portugal Telecom SGPS SA, ADR	74,567,001

Shares		Value ($)
	Diversified telecommunication services - (continued)
2,291,700	Swisscom AG, ADR	75,121,926
2,164,000	Tele Norte Leste Participacoes SA, ADR	35,770,920
1,524,800	Telecom Corp. of New Zealand, ADR	51,233,280
1,649,181	Telecom Italia S.p.A., ADR	53,763,301
663,200	Telecomunicacoes Brasileiras SA, ADR	21,494,312
2,382,881	Telefonica SA, ADR	117,523,691
3,237,840	Telefonos de Mexico SA de CV, ADR, Class L	68,868,857
		835,463,958
	Wireless telecommunciation services - 0.1%
98,437	Tele Centro Oeste Celular Participacoes SA, ADR	891,839
7,626	Tele Leste Celular Participacoes SA, ADR(a)	50,637
92,996	Telesp Celular Participacoes SA, ADR(a)	363,614
61,418	Tim Participacoes SA, ADR	1,141,147
		2,447,237
	Utilities - 5.2%
	Electric utilities - 5.2%
11,414,270	Centrais Electricas Brasileiras SA, ADR	114,494,259
6,114,300	Korea Electric Power Corp., ADR	108,284,253
		222,778,512
	Total common stocks (Cost of $3,408,412,702)	4,168,246,048
Par ($)
	Short-term obligation - 1.0%
42,721,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.150%, collateralized by a U.S. Treasury Note maturing 12/15/08, market value of $43,576,400 (repurchase proceeds $42,732,214)	42,721,000
	Total short-term obligation (Cost of $42,721,000)	42,721,000
Total investments (Cost of $3,451,133,702)(d)	98.7%	4,210,967,048
Other assets & liabilities, net	1.3%	53,750,508
Net assets	100.0%	4,264,717,556

See Accompanying Notes to Financial Statements.

48

Columbia Funds Master Investment Trust

Columbia International Value Master Portfolio

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which did not include any illiquid securities, amounted to $232,557,452, which represents 5.5% of net assets.

(c)  Investments in affiliates for the six months ended September 30, 2005:

  Security Name: Compania Anonima Nacional Telefonos de Venezuela, ADR

Shares at 03/31/05:	2,878,864
Shares purchased:	-
Shares sold:	-
Shares at 09/30/05:	2,878,864
Net realized gain/loss:	$-
Dividend income earned :	$4,556,119
Value at end of period:	$40,390,462

(d)  Cost for federal income tax purposes is $3,451,133,702.

The Master Portfolio invested in the following countries at September 30, 2005:

Summary of Securities by Country	Value	% of Total Investments
Japan	$945,958,982	22.5%
United Kingdom	630,606,291	15.0
Germany	486,037,854	11.5
Netherlands	454,629,936	10.8
Switzerland	303,955,860	7.2
France	189,825,706	4.5
Brazil	186,245,038	4.4
Spain	184,359,461	4.4
South Korea	173,856,003	4.1
Singapore	172,075,143	4.1
Italy	110,253,972	2.6
Portugal	74,567,001	1.8
Mexico	68,868,857	1.6
Canada	57,786,214	1.4
New Zealand	51,233,280	1.2
United States*	42,721,000	1.0
Venezuela	40,390,462	1.0
Belgium	37,595,988	0.9
	$4,210,967,048	100.0%

*  Includes short-term obligation.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

49

Columbia Funds Master Investment Trust

Statement of assets and liabilities  September 30, 2005 (unaudited)

International Value Master Portfolio ($)
Assets:
Unaffiliated investments, at identified cost	3,406,710,596
Affiliated investments, at identified cost	44,423,106
Total investments, at identified cost	3,451,133,702
Unaffiliated investments, at value	4,170,576,586
Affiliated investments, at value	40,390,462
Total investments, at value	4,210,967,048
Cash	279
Foreign currency (cost of $686,847)	680,740
Receivable for:
Investments sold	43,183,501
Interest	3,066
Dividends	11,302,657
Foreign tax reclaim	1,337,039
Other assets	24,289
Total assets	4,267,498,619
Liabilities:
Payable for:
Investment advisory fee	2,507,187
Administration fee	171,262
Trustees' fees	41,498
Custody fee	61,116
Total liabilities	2,781,063
Net assets	4,264,717,556

See Accompanying Notes to Financial Statements.

50

Columbia Funds Master Investment Trust

Statement of operations

For the six months ended September 30, 2005 (unaudited)

International Value Master Portfolio ($)
Net investment income Income
Dividends (Net of foreign withholding taxes of $9,308,277)	77,494,520
Dividends from affiliates	5,085,144
Interest	154,313
Securities lending	802,358
Total income	83,536,335
Expenses
Investment advisory fee	15,063,790
Administration fee	1,030,214
Trustees' fees	8,478
Custody fee	316,221
Other expenses	87,953
Total operating expenses	16,506,656
Interest expense	11,925
Total expenses	16,518,581
Custody earnings credit	(6,254)
Net expenses	16,512,327
Net investment income	67,024,008
Net realized and unrealized gain (loss) on investments and foreign currency
Net realized gain (loss) on:
Investments	199,878,764
Foreign currency transactions	(672,165)
Net realized gain	199,206,599
Net change in unrealized appreciation (depreciation) on:
Investments	61,967,693
Foreign currency translations	(124,637)
Net change in unrealized appreciation (depreciation)	61,843,056
Net gain	261,049,655
Net increase resulting from operations	328,073,663

See Accompanying Notes to Financial Statements.

51

Columbia Funds Master Investment Trust

Statement of changes in net assets

	International Value Master Portfolio
	(unaudited) Six months ended September 30, 2005 ($)	Year ended March 31, 2005 ($)
Increase (decrease) in net assets
Operations
Net investment income	67,024,008	64,345,616
Net realized gain on investments and foreign currency transactions	199,206,599	357,765,195
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	61,843,056	120,463,709
Net increase resulting from operations	328,073,663	542,574,520
Contributions	161,493,234	242,589,000
Withdrawals	(509,097,341)	(604,410,000)
Net increase (decrease) in net assets	(19,530,444)	180,753,520
Net assets
Beginning of period	4,284,248,000	4,103,494,480
End of period	4,264,717,556	4,284,248,000

See Accompanying Notes to Financial Statements.

52

Financial highlights

									Without waivers and/or expense reimbursements
	Total return		Ratio of operating expenses to average net assets(a)		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets(a)
International Value Master Portfolio:
Six months ended 9/30/05 (unaudited)	8.62	%(b)	0.80	%(c)(d)	3.25	%(c)	7	%(b)	0.80	%(c)
Year ended 3/31/2005	13.85		0.86		1.57		21		0.91
Year ended 3/31/2004	79.88		0.90	(d)	1.34		15		0.96
Year ended 3/31/2003	(28.54)		0.90	(d)	1.45		25		0.96
Year ended 3/31/2002	0.08		0.93	(d)	1.61		19		0.96
Year ended 3/31/2001	-	(e)	0.87	(d)	2.16		14		0.97

(a)  The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)  Not annualized.

(c)  Annualized.

(d)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(e)  Total return not required for period indicated.

See Accompanying Notes to Financial Statements.

53

Columbia Funds Master Investment Trust

Notes to financial statements  September 30, 2005 (unaudited)

Note 1.  Organization

Columbia Funds Master Investment Trust (the "Master Trust"), formerly Nations Master Investment Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains only to the Columbia International Value Master Portfolio (the "Master Portfolio"), formerly Nations International Value Master Portfolio.

The following investors were invested in the Master Portfolio at September 30, 2005:

Columbia International Value Fund	87.1%
Nations International Value Fund (Offshore)	1.3
Banc of America Capital Management Funds I, LLC - International Value Fund	11.6

On September 23, 2005, Nations Master Investment Trust was renamed Columbia Funds Master Investment Trust. Also on that date, Nations International Value Master Portfolio and the Nations International Value Fund were renamed Columbia International Value Master Portfolio and Columbia International Value Fund, respectively.

Note 2.  Significant accounting policies

Use of estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolio in the preparation of its financial statements.

Security valuation: Securities traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Master Portfolio's net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. An independent fair value pricing service assists in the fair valuation process for funds that primarily invest in international securities. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase agreements: The Master Portfolio may engage in repurchase agreement transactions with institutions that the Master Portfolio's investment advisor has determined are creditworthy. The Master Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Master Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Master Portfolio seeks to assert its rights.

Foreign currency transactions: The books and records of the Master Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. London time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Master Portfolio and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the

54

Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Income recognition: Interest income is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Master Portfolio is informed of the ex-dividend date. Each investor in the Master Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses, realized and unrealized gains and losses of the Master Portfolio.

Expenses: General expenses of the Master Trust are allocated to the Master Portfolio based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Master Portfolio are charged directly to the Master Portfolio.

Federal income tax status: The Master Portfolio is treated as a partnership for federal income tax purposes and therefore is not subject to federal income tax. Each investor in the Master Portfolio will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

The Master Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Master Portfolio will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which they invest.

Indemnification: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Master Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims against the Master Portfolio. Also, under the Master Trust's organizational documents, the Trustees and Officers of the Master Trust are indemnified against certain liabilities that may arise out of their duties to the Master Trust. However, based on experience, the Master Portfolio expects the risk of loss due to these warranties and indemnities to be minimal.

Note 3.  Federal tax information

Unrealized appreciation and depreciation at September 30, 2005, based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Master Portfolio	$1,008,329,763	$(248,496,417)	$759,833,346

Note 4.  Fees and compensation paid to affiliates

Investment advisory fee: Columbia Management Advisors, LLC ("Columbia") is the investment advisor to the Master Portfolio. Prior to September 30, 2005, Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A., which in turn is a wholly-owned banking subsidiary of Bank of America Corporation ("BOA"), was the investment advisor to the Master Portfolio, under the same fee structure. On September 30, 2005, Columbia Management Advisors, Inc., a wholly-owned subsidiary of BOA, merged into BACAP. At that time, the combined investment advisor was then renamed Columbia Management Advisors, LLC.

Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of the Master Portfolio at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.85%
$500 million to $1 billion	0.80%
$1 billion to $1.5 billion	0.75%
$1.5 billion to $3 billion	0.70%
$3 billion to $6 billion	0.68%
Over $6 billion	0.66%

55

Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

For the six months ended September 30, 2005, the annualized effective investment advisory fee rate for the Master Portfolio was 0.73%.

Sub-advisory fee: Brandes Investment Partners, LLC ("Brandes") has been retained by Columbia as sub-advisor to the Master Portfolio. As the sub-advisor, Brandes is responsible for daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Master Portfolio. Columbia, from the investment advisory fee it receives, pays Brandes a monthly sub-advisory fee at the annual rate of 0.50% of the Master Portfolio's average daily net assets.

Administration fee: Columbia provides administrative and other services to the Master Portfolio. State Street Bank and Trust Company serves as the sub-administrator to the Master Portfolio. Prior to August 22, 2005, BACAP Distributors, LLC, a wholly-owned subsidiary of BOA, served as the administrator to the Master Portfolio under the same fee structure and Bank of New York ("BNY") served as the sub-administrator to the Master Portfolio. On August 22, 2005, BACAP Distributors, LLC merged into Columbia Funds Distributor, Inc., an affiliate of BACAP and a wholly-owned subsidiary of BOA. Columbia Funds Distributor, Inc., was then renamed Columbia Management Distributors, Inc.

Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly, at the annual rate of 0.05% of the Master Portfolio's average daily net assets.

Expense limits and fee reimbursements: Columbia has voluntarily agreed to limit total annual operating expenses to 0.90% of the Master Portfolio's average daily net assets. There is no guarantee that this limitation will continue.

Fees paid to officers and trustees: With the exception of one officer, all officers of the Master Portfolio are employees of Columbia or its affiliates and receive no compensation from the Master Portfolio.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Master Portfolio's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves (formerly Nations Treasury Reserves), a portfolio of Columbia Funds Trust, another registered investment company advised by Columbia. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statements of operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statements of assets and liabilities.

Custody credits: The Master Portfolio has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of operations. The Master Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Other: Prior to the appointment of State Street as sub-administrator to the Master Portfolio, the Master Portfolio made daily investments of cash balances in Columbia Cash Reserves (formerly Nations Cash Reserves), pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by the Master Portfolio from such investments is included in "Dividends from affiliates'' on the Statement of operations. BACAP and BACAP Distributors earned advisory and administration fees on the investments made in the Columbia Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Master Portfolio. For the six months ended September 30, 2005, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

	Advisory Fees (Earned by BACAP)	Administration Fees (Earned by BACAP Distributors)
Master Portfolio	$17,656	$8,828

Note 5.  Portfolio information

The aggregate cost of purchases and proceeds from sales of securities excluding short-term obligations, for the six months ended September 30, 2005 were $330,754,797 and $679,616,519, respectively.

56

Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Note 6.  Line of credit

The Master Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating master portfolio based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating master portfolio based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statement of operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating master portfolio.

Prior to August 22, 2005, the Master Trust participated with other affiliated funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement were taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings was payable at a specified Federal Funds Rate plus 0.50% on an annualized basis. Each participating master portfolio maintained a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

During the six months ended September 30, 2005, borrowings by the Master Portfolio were as follows:

	Average Amount Outstanding*	Average Interest Rate
Master Portfolio	$452,344	3.50%

*  The average amount outstanding was calculated based on daily balances in the period.

Note 7.  Securities lending

Under an agreement with BNY, the Master Portfolio was allowed to lend its securities to certain approved brokers, dealers and other financial institutions. The income earned by the Master Portfolio from securities lending is included on the Statement of operations. At September 30, 2005, the Master Portfolio did not participate in a securities lending program.

Note 8.  Disclosure of significant risks and contingencies

Foreign securities: There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Legal Proceedings:  On February 9, 2005, BACAP (which has since been renamed Columbia Management Advisors, LLC) ("Columbia") and BACAP Distributors (which has since merged into Columbia Management Distributors, Inc. (formerly Columbia Funds Distributor, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, Columbia and its affiliate, Banc of America Securities, LLC ("BAS") have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other

57

Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

policies and procedures. The NYAG Settlement also requires, among other things, the Columbia Group to reduce Columbia Funds, and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. The Columbia Group is currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and Independent Trustees and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under development. As such, any gain to the Columbia Funds or their shareholders can not be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly Nations Funds Trust) (the "Trust"), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including Columbia and the Distributor (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints.

One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names the Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Trust against BAC and others that asserts claims under federal securities laws and state common law. The Trust is a nominal defendant in this action. The MDL is ongoing. The Master Portfolios are not currently named as defendants in the MDL. The Master Portfolios can not predict if they will be added as parties to the MDL, and if they are added, whether the litigation will have any impact on them.

58

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59

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60

IMPORTANT INFORMATION ABOUT THIS REPORT

  Columbia Funds

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800-345-6611

Distributor

Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street
Boston MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia International/Global Stock Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the funds use to determine how to vote proxies and a copy of the funds' voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the funds voted proxies relating to portfolio securities is also available from the funds' website.

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A. merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

61

COLUMBIA FUNDS

Growth Funds	Columbia Acorn Fund

Columbia Acorn Select

Columbia Acorn USA

Columbia Growth Stock Fund

Columbia Large Cap Growth Fund

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Marsico Mid Cap Growth Fund

Columbia Mid Cap Growth Fund

Columbia Small Cap Growth Fund I

Columbia Small Cap Growth Fund II

Columbia Small Company Equity Fund

Columbia Tax-Managed Growth Fund

Core Funds	Columbia Common Stock Fund

Columbia Large Cap Core Fund

Columbia Small Cap Core Fund

Columbia Young Investor Fund

Value Funds	Columbia Disciplined Value Fund

Columbia Dividend Income Fund

Columbia Large Cap Value Fund

Columbia Mid Cap Value Fund

Columbia Small Cap Value Fund I

Columbia Small Cap Value Fund II

Columbia Strategic Investor

Asset Allocation/ Hybrid Funds

Columbia Asset Allocation Fund

Columbia Asset Allocation Fund II

Columbia Balanced Fund

Columbia Liberty Fund

Columbia LifeGoalTM Balanced Growth Portfolio

Columbia LifeGoalTM Growth Portfolio

Columbia LifeGoalTM Income Portfolio

Columbia LifeGoalTM Income and Growth Portfolio

Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Index Fund

Columbia Mid Cap Index Fund

Columbia Small Cap Index Fund

Specialty Funds	Columbia Convertible Securities Fund

Columbia Real Estate Equity Fund

Columbia Technology Fund

Columbia Utilities Fund

Global/ International funds

Columbia Acorn International

Columbia Acorn International Select

Columbia Global Value Fund

Columbia Greater China Fund

Columbia International Stock Fund

Columbia International Value Fund

Columbia Marsico International Opportunities Fund

Columbia Multi-Advisor International Equity Fund

Columbia World Equity Fund

Taxable Bond Funds	Columbia Conservative High Yield Fund

Columbia Core Bond Fund

Columbia Federal Securities Fund

Columbia High Income Fund

Columbia High Yield Opportunity Fund

Columbia Income Fund

Columbia Intermediate Bond Fund

Columbia Intermediate Core Bond Fund

Columbia Short Term Bond Fund

Columbia Strategic Income Fund

Columbia Total Return Bond

Columbia U.S. Treasury Index Fund

Tax-Exempt Bond Funds

Columbia California Tax-Exempt Fund

Columbia CA Intermediate Municipal Bond Fund

Columbia Connecticut Tax-Exempt Fund

Columbia CT Intermediate Municipal Bond Fund

Columbia FL Intermediate Municipal Bond Fund

Columbia GA Intermediate Municipal Bond Fund

Columbia High Yield Municipal Fund

Columbia Intermediate Municipal Bond Fund

Columbia MA Intermediate Municipal Bond Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia MD Intermediate Municipal Bond Fund

Columbia Municipal Income Fund

Columbia NC Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia NJ Intermediate Municipal Bond Fund

Columbia NY Intermediate Municipal Bond Fund

Columbia OR Intermediate Municipal Bond Fund

Columbia RI Intermediate Municipal Bond Fund

Columbia SC Intermediate Municipal Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Tax-Exempt Fund

Columbia Tax-Exempt Insured Fund

Columbia TX Intermediate Municipal Bond Fund

Columbia VA Intermediate Municipal Bond Fund

Money Market Funds

Columbia Cash Reserves

Columbia CA Tax-Exempt Reserves

Columbia Government Reserves

Columbia Government Plus Reserves

Columbia MA Municipal Reserves

Columbia Money Market Reserves

Columbia Municipal Reserves

Columbia NY Tax-Exempt Reserves

Columbia Prime Reserves

Columbia Tax-Exempt Reserves

Columbia Treasury Reserves

Please consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. Contact us at 800-345-6611 for a prospectus which contains this and other important information about the fund. Read it carefully before you invest.

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A., merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

SHC-44/91118-0905 (11/05) 05/8508

Index Funds

Semiannual report for the period ended
September 30, 2005

Columbia Large Cap
Index Fund

Columbia Large Cap Enhanced Core Fund

Columbia Mid Cap Index Fund

Columbia Small Cap
Index Fund

A description of the policies and procedures that the funds use to determine how to vote proxies and a copy of the funds' voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the funds voted proxies relating to portfolio securities is also available from the funds' website.

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds'
Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of Columbia Funds. This material must be preceded or accompanied by a current Columbia Funds prospectus.

Columbia Management Advisors, Inc. combined with Banc of America Capital Management, LLC on September 30, 2005. At that time, the newly combined advisor underwent a name change to Columbia Management Advisors, LLC and will continue to operate as a SEC registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

On August 22, 2005, BACAP Distributors, LLC and Columbia Funds Distributor, Inc., members NASD, SIPC, merged to form Columbia Management Distributors, Inc. Columbia Funds are distributed by Columbia Management Distributors, Inc., which is a part of Columbia Management and an affiliate of Bank of America Corporation. Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios.

The views expressed in the President's Letter reflect current views. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President's Letter

Dear Shareholder:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan. We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.

Sincerely,

Christopher L. Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the legal and compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004.

Columbia Funds

Disclosure of fund expenses	3

Investment portfolios	11

Statements of assets and liabilities	40

Statements of operations	41

Statements of changes in net assets	42

Schedules of capital stock activity	44

Financial highlights	48

Notes to financial statements	56

Important information about this report	69

Columbia Large Cap
Index Fund

(formerly Nations LargeCap Index Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,048.08	1,023.11	2.00	1.98	0.39
Class B	1,000.00	1,000.00	1,048.10	1,019.35	0.32	5.77	1.14
Class Z	1,000.00	1,000.00	1,049.49	1,024.37	0.72	0.71	0.14

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or administrator not reimbursed/waived a portion of expenses, total return would have been reduced.

3

Columbia Large Cap
Index Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

4

Columbia Large Cap Enhanced
Core Fund

(formerly Nations LargeCap Enhanced Core Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual". Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,050.69	1,021.31	3.86	3.80	0.75
Class Z	1,000.00	1,000.00	1,052.09	1,022.56	2.57	2.54	0.50

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or administrator not waived or reimbursed a portion of the expenses, total return would have been reduced.

5

Columbia Large Cap Enhanced
Core Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

6

Columbia Mid Cap
Index Fund

(formerly Nations MidCap Index Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual". Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,092.90	1,023.11	2.05	1.98	0.39
Class Z	1,000.00	1,000.00	1,093.71	1,024.37	0.73	0.71	0.14

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or administrator not waived or reimbursed a portion of the expenses, total return would have been reduced.

7

Columbia Mid Cap
Index Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

8

Columbia Small Cap
Index Fund

(formerly Nations SmallCap Index Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual". Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,092.20	1,022.76	2.41	2.33	0.46
Class Z	1,000.00	1,000.00	1,093.91	1,024.02	1.10	1.07	0.21

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or administrator not waived or reimbursed a portion of the expenses, total return would have been reduced.

9

Columbia Small Cap
Index Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

10

Columbia Large Cap Index Fund

Investment portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 99.0%
	Consumer discretionary - 10.6%
	Auto components - 0.2%
13,410	Cooper Tire & Rubber Co.	204,771
32,850	Dana Corp.	309,118
122,695	Delphi Corp.	338,638
38,430	Goodyear Tire & Rubber Co.(a)	599,124
42,120	Johnson Controls, Inc.	2,613,546
28,085	Visteon Corp.	274,671
		4,339,868
	Automobiles - 0.4%
405,025	Ford Motor Co.	3,993,547
123,620	General Motors Corp.	3,784,008
59,985	Harley-Davidson, Inc.	2,905,673
		10,683,228
	Distributors - 0.1%
38,105	Genuine Parts Co.	1,634,705
	Diversified consumer services - 0.1%
31,940	Apollo Group, Inc., Class A(a)	2,120,497
70,980	H&R Block, Inc.	1,702,100
		3,822,597
	Hotels, restaurants & leisure - 1.4%
94,390	Carnival Corp.	4,717,612
29,350	Darden Restaurants, Inc.	891,360
40,155	Harrah's Entertainment, Inc.	2,617,705
71,640	Hilton Hotels Corp.	1,599,005
74,570	International Game Technology, Inc.	2,013,390
37,420	Marriott International, Inc., Class A	2,357,460
273,290	McDonald's Corp.	9,152,482
83,930	Starbucks Corp.(a)	4,204,893
47,625	Starwood Hotels & Resorts Worldwide, Inc.	2,722,721
25,295	Wendy's International, Inc.	1,142,069
62,325	Yum! Brands, Inc.	3,017,153
		34,435,850
	Household durables - 0.7%
17,625	Black & Decker Corp.	1,446,836
28,085	Centex Corp.	1,813,729
59,520	D.R. Horton, Inc.	2,155,814
31,925	Fortune Brands, Inc.	2,596,460
16,890	KB Home	1,236,348
41,270	Leggett & Platt, Inc.	833,654
17,475	Maytag Corp.	319,094
60,160	Newell Rubbermaid, Inc.	1,362,624
46,890	Pulte Homes, Inc.	2,012,519
12,660	Snap-On, Inc.	457,279
15,950	Stanley Works	744,546
14,575	Whirlpool Corp.	1,104,348
		16,083,251
	Internet & catalog retail - 0.4%
242,670	eBay, Inc.(a)	9,998,004

Shares		Value ($)
	Leisure equipment & products - 0.2%
21,255	Brunswick Corp.	801,951
62,850	Eastman Kodak Co.	1,529,140
39,115	Hasbro, Inc.	768,610
88,220	Mattel, Inc.	1,471,510
		4,571,211
	Media - 3.5%
118,575	Clear Channel Communications, Inc.	3,899,932
480,006	Comcast Corp., Class A(a)	14,102,576
12,825	Dow Jones & Co., Inc.	489,787
53,330	Gannett Co., Inc.	3,670,704
92,360	Interpublic Group of Companies, Inc.(a)	1,075,070
15,200	Knight-Ridder, Inc.	891,936
81,750	McGraw-Hill Companies, Inc.	3,927,270
9,170	Meredith Corp.	457,491
31,750	New York Times Co., Class A	944,563
535,540	News Corp., Class A	8,349,069
39,855	Omnicom Group, Inc.	3,333,074
1,026,085	Time Warner, Inc.	18,582,399
57,950	Tribune Co.	1,963,925
50,350	Univision Communications, Inc., Class A(a)	1,335,786
346,550	Viacom, Inc., Class B	11,439,615
439,460	Walt Disney Co.	10,604,170
		85,067,367
	Multiline retail - 1.1%
24,895	Big Lots, Inc.(a)	273,596
14,025	Dillard's, Inc., Class A	292,842
70,140	Dollar General Corp.	1,286,368
35,990	Family Dollar Stores, Inc.	715,121
57,934	Federated Department Stores, Inc.	3,874,047
54,770	J.C. Penney Co., Inc.	2,597,193
75,305	Kohl's Corp.(a)	3,778,805
48,480	Nordstrom, Inc.	1,663,834
22,390	Sears Holdings Corp.(a)	2,785,764
193,350	Target Corp.	10,040,665
		27,308,235
	Specialty retail - 2.1%
39,425	Autonation, Inc.(a)	787,317
12,085	AutoZone, Inc.(a)	1,006,076
64,625	Bed Bath & Beyond, Inc.(a)	2,596,633
88,525	Best Buy Co., Inc.	3,853,493
35,920	Circuit City Stores, Inc.	616,387
126,680	Gap, Inc.	2,208,032
467,815	Home Depot, Inc.	17,842,464
76,315	Limited Brands	1,559,116
170,445	Lowe's Companies, Inc.	10,976,658
69,140	Office Depot, Inc.(a)	2,053,458
15,475	OfficeMax, Inc.	490,093
29,365	RadioShack Corp.	728,252
24,935	Sherwin-Williams Co.	1,098,886
160,562	Staples, Inc.	3,423,182
31,175	Tiffany & Co.	1,239,830
101,905	TJX Companies, Inc.	2,087,014
		52,566,891

See Accompanying Notes to Financial Statements.

11

Columbia Large Cap Index Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Textiles, apparel & luxury goods - 0.4%
83,040	Coach, Inc.(a)	2,604,134
25,820	Jones Apparel Group, Inc.	735,870
23,505	Liz Claiborne, Inc.	924,217
41,715	NIKE, Inc., Class B	3,407,281
11,535	Reebok International Ltd.	652,535
19,605	V.F. Corp.	1,136,502
		9,460,539
	Consumer staples - 9.6%
	Beverages - 2.2%
169,795	Anheuser-Busch Companies, Inc.	7,307,977
18,165	Brown-Forman Corp., Class B	1,081,544
453,835	Coca-Cola Co.	19,601,134
65,910	Coca-Cola Enterprises, Inc.	1,285,245
42,870	Constellation Brands, Inc., Class A(a)	1,114,620
12,525	Molson Coors Brewing Co., Class B	801,725
30,270	Pepsi Bottling Group, Inc.	864,208
365,010	PepsiCo, Inc.	20,699,717
		52,756,170
	Food & staples retailing - 2.3%
80,500	Albertson's, Inc.	2,064,825
104,705	Costco Wholesale Corp.	4,511,738
177,700	CVS Corp.	5,155,077
158,225	Kroger Co.(a)	3,257,853
98,000	Safeway, Inc.	2,508,800
29,760	SUPERVALU, Inc.	926,131
138,395	Sysco Corp.	4,341,451
545,980	Wal-Mart Stores, Inc.	23,924,844
223,450	Walgreen Co.	9,708,903
		56,399,622
	Food products - 1.1%
142,180	Archer-Daniels-Midland Co.	3,506,159
40,430	Campbell Soup Co.	1,202,792
113,200	ConAgra Foods, Inc.	2,801,700
80,000	General Mills, Inc.	3,856,000
74,535	H.J. Heinz Co.	2,723,509
40,075	Hershey Co.	2,256,623
55,960	Kellogg Co.	2,581,435
29,285	McCormick & Co., Inc.	955,569
171,460	Sara Lee Corp.	3,249,167
54,900	Tyson Foods, Inc., Class A	990,945
39,320	Wrigley (Wm.) Jr. Co.	2,826,322
		26,950,221
	Household products - 1.9%
33,150	Clorox Co.	1,841,151
113,615	Colgate-Palmolive Co.	5,997,736
104,070	Kimberly-Clark Corp.	6,195,287
558,315	Procter & Gamble Co.	33,197,410
		47,231,584
	Personal products - 0.6%
16,477	Alberto-Culver Co., Class B	737,346

Shares		Value ($)
	Personal products - (continued)
102,905	Avon Products, Inc.	2,778,435
196,545	Gillette Co.	11,438,919
		14,954,700
	Tobacco - 1.5%
453,615	Altria Group, Inc.	33,435,962
18,720	Reynolds American, Inc.	1,554,134
35,940	UST, Inc.	1,504,448
		36,494,544
	Energy - 10.1%
	Energy equipment & services - 1.6%
74,470	Baker Hughes, Inc.	4,444,370
70,480	BJ Services Co.	2,536,575
111,135	Halliburton Co.	7,614,970
34,475	Nabors Industries Ltd.(a)	2,476,339
37,880	National-Oilwell Varco, Inc.(a)	2,492,504
29,810	Noble Corp.	2,040,793
23,805	Rowan Companies, Inc.	844,839
128,575	Schlumberger Ltd.	10,849,159
71,830	Transocean, Inc.(a)	4,403,897
30,300	Weatherford International Ltd.(a)	2,080,398
		39,783,844
	Oil, gas & consumable fuels - 8.5%
17,440	Amerada Hess Corp.	2,398,000
51,640	Anadarko Petroleum Corp.	4,944,530
71,841	Apache Corp.	5,403,880
83,315	Burlington Resources, Inc.	6,775,176
492,211	Chevron Corp.	31,860,818
304,304	ConocoPhillips	21,273,892
99,080	Devon Energy Corp.	6,800,851
144,060	El Paso Corp.	2,002,434
52,490	EOG Resources, Inc.	3,931,501
1,378,270	Exxon Mobil Corp.(b)	87,575,276
25,270	Kerr-McGee Corp.	2,453,970
20,805	Kinder Morgan, Inc.	2,000,609
80,041	Marathon Oil Corp.	5,517,226
35,900	Murphy Oil Corp.	1,790,333
87,355	Occidental Petroleum Corp.	7,462,737
29,800	Sunoco, Inc.	2,330,360
66,880	Valero Energy Corp.	7,561,453
125,135	Williams Companies, Inc.	3,134,632
78,915	XTO Energy, Inc.	3,576,428
		208,794,106
	Financials - 19.9%
	Capital markets - 2.9%
170,145	Bank of New York Co., Inc.	5,003,964
24,645	Bear Stearns Companies, Inc.	2,704,789
227,155	Charles Schwab Corp.	3,277,847
81,050	E*TRADE Financial Corp.(a)	1,426,480
18,490	Federated Investors, Inc., Class B	614,423
32,470	Franklin Resources, Inc.	2,726,181
101,675	Goldman Sachs Group, Inc.	12,361,647

See Accompanying Notes to Financial Statements.

12

Columbia Large Cap Index Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Capital markets - (continued)
48,750	Janus Capital Group, Inc.	704,438
59,535	Lehman Brothers Holdings, Inc.	6,934,637
91,385	Mellon Financial Corp.	2,921,578
202,535	Merrill Lynch & Co., Inc.	12,425,522
237,435	Morgan Stanley	12,807,244
40,635	Northern Trust Corp.	2,054,099
72,370	State Street Corp.	3,540,340
28,320	T. Rowe Price Group, Inc.	1,849,296
		71,352,485
	Commercial banks - 5.4%
76,635	AmSouth Bancorp	1,935,800
878,220	Bank of America Corp.(c)	36,973,062
119,605	BB&T Corp.	4,670,575
36,565	Comerica, Inc.	2,153,679
27,220	Compass Bancshares, Inc.	1,247,493
121,575	Fifth Third Bancorp	4,465,450
27,270	First Horizon National Corp.	991,265
50,490	Huntington Bancshares, Inc.	1,134,510
89,445	KeyCorp	2,884,601
17,630	M&T Bank Corp.	1,863,667
45,285	Marshall & Ilsley Corp.	1,970,350
124,300	National City Corp.	4,156,592
104,617	North Fork Bancorporation, Inc.	2,667,734
63,560	PNC Financial Services Group, Inc.	3,687,751
100,695	Regions Financial Corp.	3,133,628
79,270	SunTrust Banks, Inc.	5,505,302
68,165	Synovus Financial Corp.	1,889,534
399,450	U.S. Bancorp	11,216,556
344,729	Wachovia Corp.	16,405,653
368,975	Wells Fargo & Co.	21,610,866
19,640	Zions Bancorporation	1,398,564
		131,962,632
	Consumer finance - 1.4%
271,225	American Express Co.	15,579,164
63,105	Capital One Financial Corp.	5,018,110
274,952	MBNA Corp.	6,774,817
64,475	Providian Financial Corp.(a)	1,139,918
91,210	SLM Corp.	4,892,504
		33,404,513
	Diversified financial services - 3.5%
44,060	CIT Group, Inc.	1,990,631
1,130,185	Citigroup, Inc.	51,446,021
767,917	JPMorgan Chase & Co.	26,055,424
55,210	Moody's Corp.	2,820,127
61,150	Principal Financial Group, Inc.	2,896,675
		85,208,878
	Insurance - 4.5%
63,050	Ace Ltd.	2,967,763
109,660	AFLAC, Inc.	4,967,598
143,575	Allstate Corp.	7,938,262
23,380	Ambac Financial Group, Inc.	1,684,763
567,215	American International Group, Inc.	35,144,641

Shares		Value ($)
	Insurance - (continued)
69,630	Aon Corp.	2,233,730
43,295	Chubb Corp.	3,877,067
38,222	Cincinnati Financial Corp.	1,601,120
65,450	Hartford Financial Services Group, Inc.	5,050,776
29,510	Jefferson-Pilot Corp.	1,510,027
37,705	Lincoln National Corp.	1,961,414
29,665	Loews Corp.	2,741,343
117,065	Marsh & McLennan Companies, Inc.	3,557,605
29,235	MBIA, Inc.	1,772,226
165,350	MetLife, Inc.	8,239,390
43,110	Progressive Corp.	4,516,635
112,175	Prudential Financial, Inc.	7,578,543
27,260	SAFECO Corp.	1,455,139
147,656	St. Paul Travelers Companies, Inc.	6,625,325
22,830	Torchmark Corp.	1,206,109
65,125	UnumProvident Corp.	1,335,063
30,650	XL Capital Ltd., Class A	2,085,119
		110,049,658
	Real estate - 0.7%
20,840	Apartment Investment & Management Co., Class A, REIT	808,175
46,260	Archstone-Smith Trust, REIT	1,844,386
89,770	Equity Office Properties Trust, REIT	2,936,377
62,760	Equity Residential Property Trust, REIT	2,375,466
40,170	Plum Creek Timber Co., Inc., REIT	1,522,845
53,995	ProLogis Trust, REIT	2,392,518
18,100	Public Storage, Inc., REIT	1,212,700
40,025	Simon Property Group, Inc., REIT	2,966,653
25,800	Vornado Realty Trust, REIT	2,234,796
		18,293,916
	Thrifts & mortgage finance - 1.5%
129,998	Countrywide Financial Corp.	4,287,334
211,615	Fannie Mae	9,484,584
151,030	Freddie Mac	8,527,154
55,810	Golden West Financial Corp.	3,314,556
20,315	MGIC Investment Corp.	1,304,223
79,075	Sovereign Bancorp, Inc.	1,742,813
192,275	Washington Mutual, Inc.	7,541,026
		36,201,690
	Health care - 13.1%
	Biotechnology - 1.5%
269,677	Amgen, Inc.(a)	21,485,167
42,695	Applera Corp. - Applied Biosystems Group	992,232
74,022	Biogen Idec, Inc.(a)	2,922,389

See Accompanying Notes to Financial Statements.

13

Columbia Large Cap Index Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Biotechnology - (continued)
23,825	Chiron Corp.(a)	1,039,247
56,080	Genzyme Corp.(a)	4,017,571
99,640	Gilead Sciences, Inc.(a)	4,858,446
53,830	MedImmune, Inc.(a)	1,811,379
		37,126,431
	Health care equipment & supplies - 2.1%
11,810	Bausch & Lomb, Inc.	952,831
136,055	Baxter International, Inc.	5,424,513
54,680	Becton, Dickinson & Co.	2,866,872
54,480	Biomet, Inc.	1,891,001
129,040	Boston Scientific Corp.(a)	3,015,665
23,055	C.R. Bard, Inc.	1,522,322
26,645	Fisher Scientific International, Inc.(a)	1,653,322
72,180	Guidant Corp.	4,972,480
35,032	Hospira, Inc.(a)	1,435,261
264,730	Medtronic, Inc.	14,194,823
11,295	Millipore Corp.(a)	710,343
28,435	PerkinElmer, Inc.	579,221
79,750	St. Jude Medical, Inc.(a)	3,732,300
63,500	Stryker Corp.	3,138,805
35,315	Thermo Electron Corp.(a)	1,091,233
25,145	Waters Corp.(a)	1,046,032
54,105	Zimmer Holdings, Inc.(a)	3,727,293
		51,954,317
	Health care providers & services - 2.9%
63,400	Aetna, Inc.	5,461,276
22,680	AmerisourceBergen Corp.	1,753,164
93,260	Cardinal Health, Inc.	5,916,414
98,390	Caremark Rx, Inc.(a)	4,912,613
28,135	CIGNA Corp.	3,315,991
23,500	Coventry Health Care, Inc.(a)	2,021,470
32,550	Express Scripts, Inc.(a)	2,024,610
98,795	HCA, Inc.	4,734,256
54,030	Health Management Associates, Inc., Class A	1,268,084
35,440	Humana, Inc.(a)	1,696,867
49,400	IMS Health, Inc.	1,243,398
29,510	Laboratory Corp. of America Holdings(a)	1,437,432
17,290	Manor Care, Inc.	664,109
67,400	McKesson Corp.	3,198,130
66,521	Medco Health Solutions, Inc.(a)	3,647,347
36,430	Quest Diagnostics, Inc.	1,841,172
102,392	Tenet Healthcare Corp.(a)	1,149,862
276,140	UnitedHealth Group, Inc.	15,519,068
134,180	WellPoint, Inc.(a)	10,173,528
		71,978,791
	Pharmaceuticals - 6.6%
339,825	Abbott Laboratories	14,408,580
28,560	Allergan, Inc.	2,616,667
427,545	Bristol-Myers Squibb Co.	10,286,733
247,855	Eli Lilly & Co.	13,265,199
74,320	Forest Laboratories, Inc.(a)	2,896,250

Shares		Value ($)
	Pharmaceuticals - (continued)
650,305	Johnson & Johnson	41,151,300
52,815	King Pharmaceuticals, Inc.(a)	812,295
479,975	Merck & Co., Inc.	13,060,120
47,845	Mylan Laboratories, Inc.	921,495
1,611,175	Pfizer, Inc.	40,231,040
322,775	Schering-Plough Corp.	6,794,414
22,805	Watson Pharmaceuticals, Inc.(a)	834,891
293,190	Wyeth	13,565,901
		160,844,885
	Industrials - 11.0%
	Aerospace & defense - 2.2%
179,365	Boeing Co.	12,187,852
43,960	General Dynamics Corp.	5,255,418
26,620	Goodrich Corp.	1,180,331
186,945	Honeywell International, Inc.	7,010,437
25,920	L-3 Communications Holdings, Inc.	2,049,494
79,605	Lockheed Martin Corp.	4,859,089
78,013	Northrop Grumman Corp.	4,240,007
98,690	Raytheon Co.	3,752,194
38,630	Rockwell Collins, Inc.	1,866,602
224,000	United Technologies Corp.	11,612,160
		54,013,584
	Air freight & logistics - 0.9%
66,190	FedEx Corp.	5,767,135
14,060	Ryder System, Inc.	481,133
242,015	United Parcel Service, Inc., Class B	16,730,497
		22,978,765
	Airlines - 0.1%
151,450	Southwest Airlines Co.	2,249,032
	Building products - 0.2%
40,155	American Standard Companies, Inc.	1,869,215
94,085	Masco Corp.	2,886,528
		4,755,743
	Commercial services & supplies - 0.7%
47,645	Allied Waste Industries, Inc.(a)	402,600
24,130	Avery Dennison Corp.	1,264,171
228,765	Cendant Corp.	4,721,710
30,250	Cintas Corp.	1,241,762
28,385	Equifax, Inc.	991,772
26,595	Monster Worldwide, Inc.(a)	816,732
49,965	Pitney Bowes, Inc.	2,085,539
46,925	R.R. Donnelley & Sons Co.	1,739,510
36,990	Robert Half International, Inc.	1,316,474
122,910	Waste Management, Inc.	3,516,455
		18,096,725
	Construction & engineering - 0.1%
19,015	Fluor Corp.	1,224,186

See Accompanying Notes to Financial Statements.

14

Columbia Large Cap Index Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Electrical equipment - 0.5%
37,330	American Power Conversion Corp.	966,847
20,265	Cooper Industries Ltd., Class A	1,401,122
90,345	Emerson Electric Co.	6,486,771
39,705	Rockwell Automation, Inc.	2,100,395
		10,955,135
	Industrial conglomerates - 4.3%
167,230	3M Co.	12,267,993
2,317,240	General Electric Co.(c)	78,021,471
29,185	Textron, Inc.	2,093,148
442,405	Tyco International Ltd.	12,320,979
		104,703,591
	Machinery - 1.4%
147,940	Caterpillar, Inc.	8,691,475
10,170	Cummins, Inc.	894,858
51,860	Danaher Corp.	2,791,624
52,780	Deere & Co.	3,230,136
44,260	Dover Corp.	1,805,365
32,200	Eaton Corp.	2,046,310
45,635	Illinois Tool Works, Inc.	3,757,130
73,730	Ingersoll-Rand Co., Ltd., Class A	2,818,698
20,265	ITT Industries, Inc.	2,302,104
13,510	Navistar International Corp.(a)	438,129
37,530	Paccar, Inc.	2,547,912
27,170	Pall Corp.	747,175
26,095	Parker Hannifin Corp.	1,678,169
		33,749,085
	Road & rail - 0.6%
81,640	Burlington Northern Santa Fe Corp.	4,882,072
47,425	CSX Corp.	2,204,314
88,380	Norfolk Southern Corp.	3,584,693
57,595	Union Pacific Corp.	4,129,561
		14,800,640
	Trading companies & distributors - 0.0%
16,515	W.W. Grainger, Inc.	1,039,124
	Information technology - 15.1%
	Communications equipment - 2.8%
25,487	ADC Telecommunications, Inc.(a)	582,633
35,515	Andrew Corp.(a)	395,992
92,780	Avaya, Inc.(a)	955,634
126,335	CIENA Corp.(a)	333,524
1,396,950	Cisco Systems, Inc.(a)	25,047,314
44,035	Comverse Technology, Inc.(a)	1,156,799
321,760	Corning, Inc.(a)	6,219,621
360,245	JDS Uniphase Corp.(a)	799,744
971,640	Lucent Technologies, Inc.(a)	3,157,830
539,680	Motorola, Inc.	11,921,531
356,440	QUALCOMM, Inc.	15,950,690
33,500	Scientific-Atlanta, Inc.	1,256,585
97,750	Tellabs, Inc.(a)	1,028,330
		68,806,227

Shares		Value ($)
	Computers & peripherals - 3.6%
181,390	Apple Computer, Inc.(a)	9,724,318
524,025	Dell, Inc.(a)	17,921,655
526,870	EMC Corp.(a)	6,817,698
57,550	Gateway, Inc.(a)	155,385
626,166	Hewlett-Packard Co.	18,284,047
348,800	International Business Machines Corp.	27,980,736
25,985	Lexmark International, Inc., Class A(a)	1,586,384
40,670	NCR Corp.(a)	1,297,780
80,500	Network Appliance, Inc.(a)	1,911,070
19,890	QLogic Corp.(a)	680,238
64,266	Seagate Technology, Inc., Escrow Shares(a)	643
745,405	Sun Microsystems, Inc.(a)	2,921,987
		89,281,941
	Electronic equipment & instruments - 0.3%
107,935	Agilent Technologies, Inc.(a)	3,534,871
37,595	Jabil Circuit, Inc.(a)	1,162,438
31,665	Molex, Inc.	844,822
114,815	Sanmina-SCI Corp.(a)	492,556
212,465	Solectron Corp.(a)	830,738
54,196	Symbol Technologies, Inc.	524,617
18,515	Tektronix, Inc.	467,134
		7,857,176
	Internet software & services - 0.4%
274,110	Yahoo!, Inc.(a)	9,275,883
	IT services - 1.0%
27,510	Affiliated Computer Services, Inc., Class A(a)	1,502,046
126,825	Automatic Data Processing, Inc.	5,458,548
40,420	Computer Sciences Corp.(a)	1,912,270
30,625	Convergys Corp.(a)	440,081
113,375	Electronic Data Systems Corp.	2,544,135
168,645	First Data Corp.	6,745,800
41,120	Fiserv, Inc.(a)	1,886,174
72,860	Paychex, Inc.	2,701,649
28,610	Sabre Holdings Corp., Class A	580,211
74,395	Unisys Corp.(a)	493,983
		24,264,897
	Office electronics - 0.1%
209,725	Xerox Corp.(a)	2,862,746
	Semiconductors & semiconductor equipment - 3.3%
87,055	Advanced Micro Devices, Inc.(a)	2,193,786
81,475	Altera Corp.(a)	1,556,987
81,375	Analog Devices, Inc.	3,022,267
354,655	Applied Materials, Inc.	6,014,949
66,815	Applied Micro Circuits Corp.(a)	200,445

See Accompanying Notes to Financial Statements.

15

Columbia Large Cap Index Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Semiconductors & semiconductor equipment - (continued)
61,800	Broadcom Corp., Class A (a)	2,899,038
88,505	Freescale Semiconductor, Inc., Class B(a)	2,086,948
1,331,875	Intel Corp.	32,830,719
43,245	KLA-Tencor Corp.	2,108,626
67,040	Linear Technology Corp.	2,520,034
85,340	LSI Logic Corp.(a)	840,599
71,680	Maxim Integrated Products, Inc.	3,057,152
134,655	Micron Technology, Inc.(a)	1,790,912
74,960	National Semiconductor Corp.	1,971,448
30,285	Novellus Systems, Inc.(a)	759,548
36,890	NVIDIA Corp.(a)	1,264,589
39,830	PMC-Sierra, Inc.(a)	350,902
42,970	Teradyne, Inc.(a)	709,005
354,770	Texas Instruments, Inc.	12,026,703
76,335	Xilinx, Inc.	2,125,930
		80,330,587
	Software - 3.6%
107,470	Adobe Systems, Inc.	3,207,979
49,890	Autodesk, Inc.	2,316,892
47,700	BMC Software, Inc.(a)	1,006,470
37,305	Citrix Systems, Inc.(a)	937,848
101,204	Computer Associates International, Inc.	2,814,483
84,790	Compuware Corp.(a)	805,505
66,290	Electronic Arts, Inc.(a)	3,771,238
39,570	Intuit, Inc.(a)	1,773,132
18,865	Mercury Interactive Corp.(a)	747,054
2,013,820	Microsoft Corp.	51,815,589
83,565	Novell, Inc.(a)	622,559
824,365	Oracle Corp.(a)	10,213,882
59,495	Parametric Technology Corp.(a)	414,680
114,175	Siebel Systems, Inc.	1,179,428
261,830	Symantec Corp.(a)	5,933,068
		87,559,807
	Materials - 2.9%
	Chemicals - 1.5%
48,515	Air Products & Chemicals, Inc.	2,675,117
16,250	Ashland, Inc.	897,650
210,825	Dow Chemical Co.	8,785,078
217,495	E.I. du Pont de Nemours & Co.	8,519,279
17,750	Eastman Chemical Co.	833,718
40,325	Ecolab, Inc.	1,287,577
26,295	Engelhard Corp.	733,893
24,670	Hercules, Inc.(a)	301,467
17,890	International Flavors & Fragrances, Inc.	637,600
58,722	Monsanto Co.	3,684,806
37,105	PPG Industries, Inc.	2,196,245
70,705	Praxair, Inc.	3,388,891
31,795	Rohm and Haas Co.	1,307,728
14,800	Sigma-Aldrich Corp.	948,088
		36,197,137

Shares		Value ($)
	Construction materials - 0.1%
22,355	Vulcan Materials Co.	1,658,964
	Containers & packaging - 0.2%
23,855	Ball Corp.	876,433
23,305	Bemis Co., Inc.	575,633
32,750	Pactiv Corp.(a)	573,780
18,165	Sealed Air Corp.(a)	862,111
24,720	Temple-Inland, Inc.	1,009,812
		3,897,769
	Metals & mining - 0.7%
190,660	Alcoa, Inc.	4,655,917
18,440	Allegheny Technologies, Inc.	571,271
38,730	Freeport-McMoRan Copper & Gold, Inc., Class B	1,881,891
97,500	Newmont Mining Corp.	4,599,075
34,140	Nucor Corp.	2,013,919
21,255	Phelps Dodge Corp.	2,761,662
24,970	United States Steel Corp.	1,057,479
		17,541,214
	Paper & forest products - 0.4%
56,870	Georgia-Pacific Corp.	1,936,992
107,195	International Paper Co.	3,194,411
24,170	Louisiana-Pacific Corp.	669,268
40,195	MeadWestvaco Corp.	1,110,186
53,555	Weyerhaeuser Co.	3,681,906
		10,592,763
	Telecommunication services - 3.1%
	Diversified telecommunication services - 3.1%
83,430	ALLTEL Corp.	5,432,127
175,335	AT&T Corp.	3,471,633
400,560	BellSouth Corp.	10,534,728
28,335	CenturyTel, Inc.	991,158
74,995	Citizens Communications Co.	1,016,182
333,385	Qwest Communications International, Inc.(a)	1,366,879
722,175	SBC Communications, Inc.	17,310,535
641,145	Sprint Nextel Corp.	15,246,428
604,495	Verizon Communications, Inc.	19,760,942
		75,130,612
	Utilities - 3.6%
	Electric utilities - 1.7%
35,590	Allegheny Energy, Inc.(a)	1,093,325
85,915	American Electric Power Co., Inc.	3,410,826
43,445	Cinergy Corp.	1,929,392
71,230	Edison International	3,367,754
45,385	Entergy Corp.	3,373,013
146,550	Exelon Corp.	7,831,632
72,105	FirstEnergy Corp.	3,758,113
86,130	FPL Group, Inc.	4,099,788
21,555	Pinnacle West Capital Corp.	950,144
82,990	PPL Corp.	2,683,067
54,930	Progress Energy, Inc.	2,458,118
163,315	Southern Co.	5,840,144
		40,795,316

See Accompanying Notes to Financial Statements.

16

Columbia Large Cap Index Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Gas utilities - 0.0%
9,645	Nicor, Inc.	405,379
8,370	Peoples Energy Corp.	329,611
		734,990
	Independent power producers & energy traders - 0.7%
142,810	AES Corp.(a)	2,346,369
124,180	Calpine Corp.(a)	321,626
38,955	Constellation Energy Group, Inc.	2,399,628
202,445	Duke Energy Corp.	5,905,321
62,620	Dynegy, Inc., Class A(a)	294,940
52,515	TXU Corp.	5,927,893
		17,195,777
	Multi-utilities - 1.2%
44,585	Ameren Corp.	2,384,852
67,650	CenterPoint Energy, Inc.	1,005,956
47,925	CMS Energy Corp.(a)	788,366
53,380	Consolidated Edison, Inc.	2,591,599
74,445	Dominion Resources, Inc.	6,412,692
38,855	DTE Energy Co.	1,781,890
38,130	KeySpan Corp.	1,402,421
59,520	NiSource, Inc.	1,443,360
81,575	PG&E Corp.	3,201,819
52,190	Public Service Enterprise Group, Inc.	3,358,949
55,940	Sempra Energy	2,632,536
45,410	TECO Energy, Inc.	818,288
88,105	Xcel Energy, Inc.	1,727,739
		29,550,467
	Total common stocks (Cost of $1,970,680,883)	2,423,814,616
	Par ($)
	Short-term obligation - 1.0%
23,482,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.700%, collateralized by a U.S. Government Obligation maturing 03/30/06, market value of $23,953,556 (repurchase proceeds $23,489,240)	23,482,000
	Total short-term obligation (Cost of $23,482,000)	23,482,000

Total investments (Cost of $1,994,162,883)(d)	100.0%	2,447,296,616
Other assets & liabilities, net	0.0%	1,156,577
Net assets	100.0%	2,448,453,193

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security pledged as collateral for open futures contracts.

(c)  Investments in Affiliates for the six months ended September 30, 2005:
Security Name: Bank of America Corp.,

Shares at 04/01/05:	557,850

Shares purchased:	324,570

Shares sold:	(4,200)

Shares at 09/30/05:	878,220

Dividend income earned:	$730,363

Net realized gain/loss:	$(195,951)

Value at end of period:	$36,973,062

(d)  Cost for federal income tax purposes is $1,994,162,883.

At September 30, 2005, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	19.9%
Information technology	15.1
Health care	13.1
Industrials	11.0
Consumer discretionary	10.6
Energy	10.1
Consumer staples	9.6
Utilities	3.6
Telecommunication services	3.1
Materials	2.9
Short-term obligation	1.0
Other assets & liabilities, net	0.0
100.0%

At September 30, 2005, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
S&P 500 Index	78	$24,068,850	$24,176,599	Dec-05	$(107,749)
Acronym	Name
REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

17

Columbia Large Cap Enhanced Core Fund

Investment portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 96.1%
	Consumer discretionary - 10.4%
	Auto components - 0.1%
28,200	Dana Corp.	265,362
	Automobiles - 0.4%
36,600	Harley-Davidson, Inc.	1,772,904
	Distributors - 0.0%
4,700	Genuine Parts Co.	201,630
	Diversified consumer services - 0.6%
113,100	H&R Block, Inc.	2,712,138
	Hotels, restaurants & leisure - 1.9%
94,700	Darden Restaurants, Inc.	2,876,039
22,800	Hilton Hotels Corp.	508,896
30,500	International Game Technology, Inc.	823,500
15,400	Marriott International, Inc., Class A	970,200
29,500	McDonald's Corp.	987,955
38,200	Starbucks Corp.(a)	1,913,820
		8,080,410
	Household durables - 0.4%
35,300	Pulte Homes, Inc.	1,515,076
	Internet & catalog retail - 0.2%
15,800	eBay, Inc.(a)	650,960
	Media - 2.4%
10,700	Gannett Co., Inc.	736,481
53,200	News Corp., Class A	829,388
162,000	Time Warner, Inc.	2,933,820
67,000	Viacom, Inc., Class B	2,211,670
144,600	Walt Disney Co.	3,489,198
		10,200,557
	Multiline retail - 1.5%
32,400	Dollar General Corp.	594,216
15,046	Family Dollar Stores, Inc.	298,964
28,400	Federated Department Stores, Inc.	1,899,108
26,600	J.C. Penney Co., Inc.	1,261,372
37,700	Nordstrom, Inc.	1,293,864
15,000	Target Corp.	778,950
		6,126,474
	Specialty retail - 2.5%
113,100	Autonation, Inc.(a)	2,258,607
29,600	Best Buy Co., Inc.	1,288,488
23,600	Gap, Inc.	411,348
86,800	Home Depot, Inc.	3,310,552
87,300	Limited Brands	1,783,539
2,800	Lowe's Companies, Inc.	180,320
6,900	Sherwin-Williams Co.	304,083
47,400	Staples, Inc.	1,010,568
		10,547,505

Shares		Value ($)
	Textiles, apparel & luxury goods - 0.4%
10,600	Coach, Inc.(a)	332,416
13,500	Jones Apparel Group, Inc.	384,750
11,000	NIKE, Inc., Class B	898,480
		1,615,646
	Consumer staples - 9.3%
	Beverages - 2.0%
115,900	Coca-Cola Co.	5,005,721
17,100	Pepsi Bottling Group, Inc.	488,205
53,900	PepsiCo, Inc.	3,056,669
		8,550,595
	Food & staples retailing - 2.3%
11,900	Kroger Co.(a)	245,021
9,400	Safeway, Inc.	240,640
13,200	SUPERVALU, Inc.	410,784
59,300	Sysco Corp.	1,860,241
133,400	Wal-Mart Stores, Inc.	5,845,588
26,100	Walgreen Co.	1,134,045
		9,736,319
	Food products - 0.8%
15,300	Archer-Daniels-Midland Co.	377,298
28,000	General Mills, Inc.	1,349,600
10,500	H.J. Heinz Co.	383,670
10,000	Kellogg Co.	461,300
9,800	Sara Lee Corp.	185,710
37,900	Tyson Foods, Inc., Class A	684,095
		3,441,673
	Household products - 1.8%
1,600	Clorox Co.	88,864
21,100	Colgate-Palmolive Co.	1,113,869
37,700	Kimberly-Clark Corp.	2,244,281
65,100	Procter & Gamble Co.	3,870,846
		7,317,860
	Personal products - 0.9%
34,500	Avon Products, Inc.	931,500
50,500	Gillette Co.	2,939,100
		3,870,600
	Tobacco - 1.5%
51,200	Altria Group, Inc.	3,773,952
29,900	Reynolds American, Inc.	2,482,298
		6,256,250
	Energy - 9.6%
	Energy equipment & services - 0.6%
33,000	BJ Services Co.	1,187,670
15,900	Schlumberger Ltd.	1,341,642
		2,529,312
	Oil, gas & consumable fuels - 9.0%
9,400	Amerada Hess Corp.	1,292,500
7,300	Anadarko Petroleum Corp.	698,975
18,700	Apache Corp.	1,406,614
7,500	Burlington Resources, Inc.	609,900
98,900	Chevron Corp.	6,401,797

See Accompanying Notes to Financial Statements.

18

Columbia Large Cap Enhanced Core Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Oil, gas & consumable fuels - (continued)
85,600	ConocoPhillips	5,984,296
2,800	Devon Energy Corp.	192,192
245,600	Exxon Mobil Corp.(b)	15,605,424
500	Marathon Oil Corp.	34,465
9,600	Occidental Petroleum Corp.	820,128
31,700	Sunoco, Inc.	2,478,940
19,600	Valero Energy Corp.	2,215,976
		37,741,207
	Financials - 18.9%
	Capital markets - 3.9%
58,900	Bank of New York Co., Inc.	1,732,249
13,000	Franklin Resources, Inc.	1,091,480
24,300	Goldman Sachs Group, Inc.	2,954,394
15,300	Lehman Brothers Holdings, Inc.	1,782,144
22,300	Mellon Financial Corp.	712,931
41,400	Merrill Lynch & Co., Inc.	2,539,890
70,000	Morgan Stanley	3,775,800
13,300	Northern Trust Corp.	672,315
23,100	State Street Corp.	1,130,052
		16,391,255
	Commercial banks - 2.2%
18,500	First Horizon National Corp.	672,475
14,600	KeyCorp	470,850
16,400	Synovus Financial Corp.	454,608
77,100	U.S. Bancorp	2,164,968
41,300	Wachovia Corp.	1,965,467
57,100	Wells Fargo & Co.	3,344,347
		9,072,715
	Consumer finance - 1.3%
44,700	American Express Co.	2,567,568
13,100	Capital One Financial Corp.	1,041,712
48,800	MBNA Corp.	1,202,432
27,200	Providian Financial Corp.(a)	480,896
		5,292,608
	Diversified financial services - 3.6%
34,900	CIT Group, Inc.	1,576,782
176,200	Citigroup, Inc., Class A	8,020,624
137,530	Instinet Group, Inc.	683,524
95,300	JPMorgan Chase & Co.	3,233,529
35,500	Principal Financial Group, Inc.	1,681,635
		15,196,094
	Insurance - 5.7%
3,100	Ace Ltd.	145,917
58,000	Allstate Corp.	3,206,820
80,600	American International Group, Inc.	4,993,976
21,200	Hartford Financial Services Group, Inc.	1,636,004
4,700	Loews Corp.	434,327
21,300	MBIA, Inc.	1,291,206
67,100	MetLife, Inc.	3,343,593
13,900	Progressive Corp.	1,456,303

Shares		Value ($)
	Insurance - (continued)
32,000	Prudential Financial, Inc.	2,161,920
24,800	SAFECO Corp.	1,323,824
48,700	St. Paul Travelers Companies, Inc.	2,185,169
6,800	Torchmark Corp.	359,244
62,600	UnumProvident Corp.	1,283,300
3,200	XL Capital Ltd., Class A	217,696
		24,039,299
	Real estate - 1.0%
19,800	Apartment Investment & Management Co., Class A, REIT	767,844
12,100	Archstone-Smith Trust, REIT	482,427
19,400	Equity Office Properties Trust, REIT	634,574
3,500	Equity Residential Property Trust, REIT	132,475
22,700	Plum Creek Timber Co., Inc., REIT	860,557
6,100	Public Storage, Inc., REIT	408,700
1,300	Simon Property Group, Inc., REIT	96,356
8,600	Vornado Realty Trust, REIT	744,932
		4,127,865
	Thrifts & mortgage finance - 1.2%
4,700	Countrywide Financial Corp.	155,006
50,700	Fannie Mae	2,272,374
9,200	Freddie Mac	519,432
10,500	MGIC Investment Corp.	674,100
33,100	Washington Mutual, Inc.	1,298,182
		4,919,094
	Health care - 12.5%
	Biotechnology - 1.5%
49,900	Amgen, Inc.(a)	3,975,533
49,900	Gilead Sciences, Inc.(a)	2,433,124
		6,408,657
	Health care equipment & supplies - 1.7%
173,400	Boston Scientific Corp.(a)	4,052,358
22,100	Medtronic, Inc.	1,185,002
55,400	PerkinElmer, Inc.	1,128,498
10,700	Stryker Corp.	528,901
		6,894,759
	Health care providers & services - 3.3%
33,300	Aetna, Inc.	2,868,462
4,400	Cardinal Health, Inc.	279,136
10,300	Caremark Rx, Inc.(a)	514,279
21,700	CIGNA Corp.	2,557,562
13,200	HCA, Inc.	632,544
58,100	McKesson Corp.	2,756,845
6,800	Quest Diagnostics, Inc.	343,672
54,700	UnitedHealth Group, Inc.	3,074,140
9,600	WellPoint, Inc.(a)	727,872
		13,754,512

See Accompanying Notes to Financial Statements.

19

Columbia Large Cap Enhanced Core Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Pharmaceuticals - 6.0%
92,200	Abbott Laboratories	3,909,280
8,100	Allergan, Inc.	742,122
11,600	Bristol-Myers Squibb Co.	279,096
37,100	Forest Laboratories, Inc.(a)	1,445,787
93,400	Johnson & Johnson	5,910,352
7,300	King Pharmaceuticals, Inc.(a)	112,274
93,300	Merck & Co., Inc.	2,538,693
283,800	Pfizer, Inc.	7,086,486
67,300	Wyeth	3,113,971
		25,138,061
	Industrials - 10.3%
	Aerospace & defense - 2.6%
47,800	Boeing Co.	3,248,010
20,800	Lockheed Martin Corp.	1,269,632
39,100	Northrop Grumman Corp.	2,125,085
44,500	Raytheon Co.	1,691,890
15,400	Rockwell Collins, Inc.	744,128
30,700	United Technologies Corp.	1,591,488
		10,670,233
	Air freight & logistics - 0.7%
16,800	FedEx Corp.	1,463,784
23,300	United Parcel Service, Inc., Class B	1,610,729
		3,074,513
	Building products - 0.3%
46,000	Masco Corp.	1,411,280
	Commercial services & supplies - 1.0%
600	Avery Dennison Corp.	31,434
153,500	Cendant Corp.	3,168,240
12,600	Pitney Bowes, Inc.	525,924
7,000	R.R. Donnelley & Sons Co.	259,490
		3,985,088
	Electrical equipment - 0.9%
33,700	Emerson Electric Co.	2,419,660
25,900	Rockwell Automation, Inc.	1,370,110
		3,789,770
	Industrial conglomerates - 3.6%
30,300	3M Co.	2,222,808
284,000	General Electric Co.	9,562,280
1,200	Textron, Inc.	86,064
107,200	Tyco International Ltd.	2,985,520
		14,856,672
	Machinery - 0.7%
18,600	Danaher Corp.	1,001,238
7,300	Illinois Tool Works, Inc.	601,009
36,000	Ingersoll-Rand Co., Ltd., Class A	1,376,280
1,000	Parker Hannifin Corp.	64,310
		3,042,837

Shares		Value ($)
	Road & rail - 0.5%
13,300	Burlington Northern Santa Fe Corp.	795,340
30,200	CSX Corp.	1,403,696
		2,199,036
	Information technology - 14.4%
	Communications equipment - 2.5%
382,000	Cisco Systems, Inc.(a)	6,849,260
9,200	Corning, Inc.(a)	177,836
94,600	Motorola, Inc.	2,089,714
25,700	QUALCOMM, Inc.	1,150,075
		10,266,885
	Computers & peripherals - 3.0%
131,800	Dell, Inc.(a)	4,507,560
61,000	EMC Corp.(a)	789,340
119,700	Hewlett-Packard Co.	3,495,240
44,000	International Business Machines Corp.	3,529,680
300	Lexmark International, Inc., Class A(a)	18,315
6,000	NCR Corp.(a)	191,460
6,700	Network Appliance, Inc.(a)	159,058
97,200	Seagate Technology, Inc., Escrow Shares(a)	972
		12,691,625
	IT services - 0.6%
20,600	Automatic Data Processing, Inc.	886,624
5,600	Computer Sciences Corp.(a)	264,936
1	First Data Corp.	40
31,900	Fiserv, Inc.(a)	1,463,253
		2,614,853
	Semiconductors & semiconductor equipment - 4.2%
1,700	Altera Corp.(a)	32,487
38,600	Applied Materials, Inc.	654,656
6,800	Broadcom Corp., Class A(a)	318,988
397,200	Intel Corp.	9,790,980
3,600	KLA-Tencor Corp.	175,536
31,200	Linear Technology Corp.	1,172,808
51,600	National Semiconductor Corp.	1,357,080
5,800	NVIDIA Corp.(a)	198,824
116,600	Texas Instruments, Inc.	3,952,740
		17,654,099
	Software - 4.1%
29,500	Autodesk, Inc.	1,369,980
47,300	Intuit, Inc.(a)	2,119,513
345,500	Microsoft Corp.	8,889,715
393,100	Oracle Corp.(a)	4,870,509
		17,249,717
	Materials - 2.8%
	Chemicals - 1.1%
45,800	Dow Chemical Co.	1,908,486
21,200	Eastman Chemical Co.	995,764

See Accompanying Notes to Financial Statements.

20

Columbia Large Cap Enhanced Core Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Chemicals - (continued)
24,600	PPG Industries, Inc.	1,456,074
2,700	Rohm and Haas Co.	111,051
		4,471,375
	Construction materials - 0.1%
8,900	Vulcan Materials Co.	660,469
	Containers & packaging - 0.2%
22,900	Sealed Air Corp.(a)	1,086,834
	Metals & mining - 1.0%
14,900	Freeport-McMoRan Copper & Gold, Inc., Class B	723,991
18,900	Nucor Corp.	1,114,911
13,600	Phelps Dodge Corp.	1,767,048
10,500	United States Steel Corp.	444,675
		4,050,625
	Paper & forest products - 0.4%
31,700	Georgia-Pacific Corp.	1,079,702
20,400	MeadWestvaco Corp.	563,448
		1,643,150
	Telecommunication services - 4.6%
	Diversified telecommunication services - 4.6%
71,000	AT&T Corp.	1,405,800
72,400	BellSouth Corp.	1,904,120
33,900	MCI, Inc.	860,043
77,900	SBC Communications, Inc.	1,867,263
145,300	Sprint Nextel Corp.	3,455,234
303,000	Verizon Communications, Inc.	9,905,070
		19,397,530
	Utilities - 3.3%
	Electric utilities - 1.6%
49,000	American Electric Power Co., Inc.	1,945,300
59,400	FirstEnergy Corp.	3,095,928
10,200	PPL Corp.	329,766
26,900	Progress Energy, Inc.	1,203,775
		6,574,769
	Independent power producers & energy traders - 0.8%
37,800	AES Corp. (a)	621,054
23,300	Duke Energy Corp.	679,661
17,300	TXU Corp.	1,952,824
		3,253,539
	Multi-utilities - 0.9%
157,200	CenterPoint Energy, Inc.	2,337,564
29,400	NiSource, Inc.	712,950
23,000	PG&E Corp.	902,750
		3,953,264
	Total common stocks (Cost of $346,567,563)	402,965,560

Contracts		Value ($)
	Purchased put options - 0.2%
2,500	Verizon Communications, Inc. Strike Price: $35.00 Expiring: 01/20/06	725,000
	Total purchased put options (Cost of $482,500)	725,000
	Purchased call options - 0.0%
1,000	Abercrombie & Fitch Co. Strike Price: $57.50 Expiring: 11/18/05	48,000
100,000	Euro 1 Year Interest Rate Swaption If exercised, Morgan Stanley pays 3.750% and receives 3 month EURLIBOR Expiring: 07/10/06	128,018
1,000	Toll Brothers, Inc. Strike Price: $60.00 Expiring: 12/16/05	35,000
	Total purchased call options (Cost of $656,720)	211,018
	Par ($)
	Short-term obligation - 3.9%
16,442,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.700%, collateralized by a U.S. Government Obligation maturing 03/30/06, market value of $16,771,950 (repurchase proceeds $16,447,070)	16,442,000
	Total short-term obligation (Cost of $16,442,000)	16,442,000

Total investments (Cost of $364,148,783)(c)	100.2%	420,343,578
Other assets & liabilities, net	(0.2)%	(913,004)
Net assets	100.0%	419,430,574

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security pledged as collateral for open futures contracts.

(c)  Cost for federal income tax purposes is $364,148,783.

See Accompanying Notes to Financial Statements.

21

Columbia Large Cap Enhanced Core Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

At September 30, 2005, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	18.9%
Information technology	14.4
Health care	12.5
Consumer discretionary	10.4
Industrials	10.3
Energy	9.6
Consumer staples	9.3
Telecommunication services	4.8
Utilities	3.3
Materials	2.8
Short-term obligation	3.9
Other assets & liabilities, net	(0.2)
100.0%

At September 30, 2005, the Fund held the following written call options:

Type	Number of Contracts	Premium	Value
Abercrombie & Fitch Co. Strike Price: $65.00 Expires: 11/18/05	(2,000)	$(405,000)	$(30,000)
S&P 500 Index Strike Price: $1,200.00 Expires: 12/16/05	(75)	(378,750)	(360,000)
Toll Brothers, Inc. Strike Price: $60.00 Expires: 12/16/05	(2,000)	(267,500)	(40,000)
		$(1,051,250)	$(430,000)

At September 30, 2005, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
S&P 500 Index	97	$29,931,775	$30,226,876	Dec-2005	$(295,101)

See Accompanying Notes to Financial Statements.

22

Columbia Large Cap Enhanced Core Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

At September 30, 2005, the Fund held the following open swap contracts:

Description	Notional amount		Payments made by the Fund	Payments received by the Fund	Unrealized appreciation (depreciation)
Contract with Deutsche Bank, Effective: 04/15/05 Expires: 11/18/05		$4,208,754	Notional Amount X (Hewlett-Packard Co.) Max (0, Strike^2-Vol^2)	Notional Amount X (Hewlett-Packard Co.) Max (0, Vol^2-Strike^2)	$(43,977)

Contract with Deutsche Bank, Effective: 04/15/05 Expires: 11/18/05		(14,465,408)	Notional Amount X (SPX Index) Max (0, Strike^2-Vol^2)	Notional Amount X (SPX Index) Max (0, Vol^2-Strike^2)	207,825

Contract with Deutsche Bank, Effective: 01/31/05 Expires: 12/16/05	EUR	6,035,849	Notional Amount X (Eurostoxx 50 Index) Max (0, Strike^2-Vol^2)	Notional Amount X (Eurostoxx 50 Index) Max (0, Vol^2-Strike^2)	(94,723)

Contract with Bear Stearns, Effective: 07/11/05 Expires: 12/16/05		$5,154,639	Notional Amount X (Oracle Corp.) Max (0, Strike^2-Vol^2)	Notional Amount X (Oracle Corp.) Max (0, Vol^2-Strike^2)	(22,680)

Contract with Deutsche Bank, Effective: 01/31/05 Expires: 12/16/05		(9,929,078)	Notional Amount X (SPX Index) Max (0, Strike^2-Vol^2)	Notional Amount X (SPX Index) Max (0, Vol^2-Strike^2)	27,643

Contract with Bear Stearns, Effective: 07/11/05 Expires: 12/16/05		(18,076,923)	Notional Amount X (SPX Index) Max (0, Strike^2-Vol^2)	Notional Amount X (SPX Index) Max (0, Vol^2-Strike^2)	50,324

Total unrealized appreciation					$124,412

At September 30, 2005, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Sell	In exchange for	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
CHF	EUR	$1,918,115	$2,000,321	10/5/2005	$82,206
EUR	GBP	1,933,917	2,006,269	10/5/2005	72,352
JPY	USD	1,937,210	2,000,000	10/5/2005	62,790
					$217,348
Forward Currency Contracts to Buy		Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
EUR	CHF	$1,933,916	$2,000,321	10/5/2005	$(66,405)
GBP	EUR	1,936,957	2,006,269	10/5/2005	(69,312)
NZD	USD	1,977,513	2,000,000	10/5/2005	(22,487)
					$(158,204)

Acronym	Name
REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

23

Columbia Mid Cap Index Fund

Investment portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 98.3%
	Consumer discretionary - 16.5%
	Auto components - 1.0%
108,350	ArvinMeritor, Inc.	1,811,612
18,150	Bandag, Inc.	777,909
87,250	BorgWarner, Inc.	4,926,135
241,450	Gentex Corp.	4,201,230
103,575	Lear Corp.	3,518,443
53,825	Modine Manufacturing Co.	1,974,301
		17,209,630
	Automobiles - 0.1%
53,325	Thor Industries, Inc.	1,813,050
	Diversified consumer services - 1.4%
158,850	Career Education Corp.(a)	5,648,706
140,800	Corinthian Colleges, Inc.(a)	1,868,416
90,325	DeVry, Inc.(a)	1,720,691
103,050	Education Management Corp.(a)	3,322,332
58,525	ITT Educational Services, Inc.(a)	2,888,209
76,625	Laureate Education, Inc.(a)	3,752,326
69,575	Regis Corp.	2,631,327
68,925	Sotheby's Holdings, Class A(a)	1,152,426
		22,984,433
	Hotels, restaurants & leisure - 2.0%
121,912	Applebee's International, Inc.	2,522,359
54,725	Bob Evans Farms, Inc.	1,242,805
67,000	Boyd Gaming Corp.	2,889,040
135,775	Brinker International, Inc.(a)	5,099,709
72,225	CBRL Group, Inc.	2,431,093
120,900	Cheesecake Factory, Inc.(a)	3,776,916
178,650	GTECH Holdings Corp.	5,727,519
54,325	International Speedway Corp., Class A	2,850,433
95,300	Krispy Kreme Doughnuts, Inc.(a)	596,578
101,275	Outback Steakhouse, Inc.	3,706,665
98,275	Ruby Tuesday, Inc.	2,138,464
		32,981,581
	Household durables - 3.1%
103,650	American Greetings Corp., Class A	2,840,010
41,100	Blyth Industries, Inc.	916,119
80,775	Furniture Brands International, Inc.	1,456,373
101,700	Harman International Industries, Inc.	10,400,859
55,250	Hovnanian Enterprises, Inc., Class A(a)	2,828,800
206,525	Lennar Corp., Class A	12,341,934
81,450	Mohawk Industries, Inc.(a)	6,536,363
72,350	Ryland Group, Inc.	4,950,187
182,550	Toll Brothers, Inc.(a)	8,154,508
82,175	Tupperware Corp.	1,871,947
		52,297,100

Shares		Value ($)
	Leisure equipment & products - 0.1%
101,250	Callaway Golf Co.	1,527,863
	Media - 1.9%
149,025	Belo Corp., Class A	3,406,711
62,000	Catalina Marketing Corp.	1,409,880
56,600	Emmis Communications Corp., Class A(a)	1,250,294
58,775	Entercom Communications Corp.(a)	1,856,702
89,725	Harte-Hanks, Inc.	2,371,432
70,150	Lee Enterprises, Inc.	2,979,972
37,050	Media General, Inc., Class A	2,149,271
152,925	Reader's Digest Association, Inc.	2,442,212
54,200	Scholastic Corp.(a)	2,003,232
76,950	Valassis Communications, Inc.(a)	2,999,511
9,025	Washington Post Co., Class B	7,242,562
104,350	Westwood One, Inc.	2,075,522
		32,187,301
	Multiline retail - 0.9%
74,051	99 Cents Only Stores(a)	684,972
165,750	Dollar Tree Stores, Inc.(a)	3,588,488
75,500	Neiman Marcus Group, Inc., Class A	7,546,225
218,975	Saks, Inc.(a)	4,051,037
		15,870,722
	Specialty retail - 5.6%
135,025	Abercrombie & Fitch Co., Class A	6,730,996
168,900	Advance Auto Parts, Inc.(a)	6,533,052
85,550	Aeropostale, Inc.(a)	1,817,937
211,000	American Eagle Outfitters, Inc.	4,964,830
112,425	AnnTaylor Stores Corp.(a)	2,984,884
84,650	Barnes & Noble, Inc.	3,191,305
108,375	Borders Group, Inc.	2,402,674
161,275	CarMax, Inc.(a)	5,043,069
278,800	Chico's FAS, Inc.(a)	10,259,840
153,125	Claire's Stores, Inc.	3,694,906
242,025	Foot Locker, Inc.	5,310,028
209,000	Michaels Stores, Inc.	6,909,540
172,550	O'Reilly Automotive, Inc.(a)	4,862,459
115,075	Pacific Sunwear of California, Inc.(a)	2,467,208
105,300	Payless Shoesource, Inc.(a)	1,832,220
221,000	PETsMART, Inc.	4,813,380
132,925	Pier 1 Imports, Inc.	1,498,065
115,425	Rent-A-Center, Inc.(a)	2,228,857
225,450	Ross Stores, Inc.	5,343,165
169,850	Urban Outfitters, Inc.(a)	4,993,590
179,625	Williams-Sonoma, Inc.(a)	6,888,619
		94,770,624
	Textiles, apparel & luxury goods - 0.4%
93,200	Polo Ralph Lauren Corp.	4,687,960

See Accompanying Notes to Financial Statements.

24

Columbia Mid Cap Index Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Textiles, apparel & luxury goods - (continued)
85,250	Timberland Co., Class A(a)	2,879,745
		7,567,705
	Consumer staples - 3.3%
	Beverages - 0.1%
96,800	PepsiAmericas, Inc.	2,200,264
	Food & staples retailing - 1.1%
105,150	BJ's Wholesale Club, Inc.(a)	2,923,170
53,450	Ruddick Corp.	1,232,022
103,775	Whole Foods Market, Inc.	13,952,549
		18,107,741
	Food products - 1.4%
230,662	Dean Foods Co.(a)	8,963,525
112,625	Hormel Foods Corp.	3,715,499
90,175	J. M. Smucker Co.	4,377,094
39,625	Lancaster Colony Corp.	1,703,875
152,525	Smithfield Foods, Inc.(a)	4,526,942
38,877	Tootsie Roll Industries, Inc.	1,234,345
		24,521,280
	Household products - 0.6%
98,800	Church & Dwight Co., Inc.	3,649,672
109,475	Energizer Holdings, Inc.(a)	6,207,233
		9,856,905
	Tobacco - 0.1%
39,625	Universal Corp.	1,538,639
	Energy - 9.0%
	Energy equipment & services - 4.0%
86,300	Cooper Cameron Corp.(a)	6,380,159
234,475	ENSCO International, Inc.	10,924,190
105,825	FMC Technologies, Inc.(a)	4,456,291
196,000	Grant Prideco, Inc.(a)	7,967,400
129,506	Hanover Compressor Co.(a)	1,794,953
79,350	Helmerich & Payne, Inc.	4,791,947
264,925	Patterson-UTI Energy, Inc.	9,558,494
244,425	Pride International, Inc.(a)	6,968,557
327,650	Smith International, Inc.	10,914,021
93,675	Tidewater, Inc.	4,559,162
		68,315,174
	Oil, gas & consumable fuels - 5.0%
98,375	Arch Coal, Inc.	6,640,312
88,100	Denbury Resources, Inc.(a)	4,443,764
84,150	Forest Oil Corp.(a)	4,384,215
195,500	Newfield Exploration Co.(a)	9,599,050
269,350	Noble Energy, Inc.	12,632,515
45,625	Overseas Shipholding Group, Inc.	2,661,306
202,400	Peabody Energy Corp.	17,072,440
218,950	Pioneer Natural Resources Co.	12,024,734
120,825	Plains Exploration & Production Co.(a)	5,173,727
92,125	Pogo Producing Co.	5,429,848
88,600	Western Gas Resources, Inc.	4,538,978
		84,600,889

Shares		Value ($)
	Financials - 17.6%
	Capital markets - 2.9%
118,825	A.G. Edwards, Inc.	5,205,723
201,400	Eaton Vance Corp.	4,998,748
77,175	GATX Corp.	3,052,271
102,175	Investors Financial Services Corp.	3,361,558
76,225	Jefferies Group, Inc.	3,319,599
93,525	LaBranche & Co., Inc.(a)	812,732
173,437	Legg Mason, Inc.(b)	19,024,305
87,787	Raymond James Financial, Inc.	2,819,718
98,950	SEI Investments Co.	3,718,541
129,050	Waddell & Reed Financial, Inc., Class A	2,498,408
		48,811,603
	Commercial banks - 3.5%
197,262	Associated Banc Corp.	6,012,546
79,975	Bank of Hawaii Corp.	3,936,369
63,750	City National Corp.	4,468,237
237,700	Colonial BancGroup, Inc.	5,324,480
253,050	Commerce Bancorp, Inc.	7,766,104
70,450	Cullen/Frost Bankers, Inc.	3,476,003
128,925	FirstMerit Corp.	3,453,901
78,400	Greater Bay Bancorp	1,931,776
126,500	Mercantile Bankshares Corp.	6,815,820
54,700	SVB Financial Group(a)	2,660,608
175,925	TCF Financial Corp.	4,705,994
63,600	Texas Regional Bancshares, Inc., Class A	1,831,044
50,050	Westamerica Bancorporation	2,585,083
104,525	Wilmington Trust Corp.	3,809,936
		58,777,901
	Consumer finance - 0.3%
215,250	AmeriCredit Corp.(a)	5,138,017
	Diversified financial services - 0.3%
126,650	Leucadia National Corp.	5,458,615
	Insurance - 4.9%
82,475	Allmerica Financial Corp.(a)	3,393,022
71,600	American Financial Group, Inc.	2,429,388
59,925	AmerUs Group Co.	3,437,897
145,900	Arthur J. Gallagher & Co.	4,203,379
85,325	Brown & Brown, Inc.	4,239,799
87,025	Everest Re Group Ltd.	8,519,747
266,840	Fidelity National Financial, Inc.	11,879,717
146,825	First American Corp.	6,705,498
162,875	HCC Insurance Holdings, Inc.	4,646,824
66,250	Horace Mann Educators Corp.	1,310,425
54,700	Mercury General Corp.	3,281,453
99,525	Ohio Casualty Corp.	2,699,118
282,187	Old Republic International Corp.	7,525,927
107,500	Protective Life Corp.	4,426,850
42,625	Stancorp Financial Group, Inc.	3,589,025
70,575	Unitrin, Inc.	3,349,490
172,380	W.R. Berkley Corp.	6,805,562
		82,443,121

See Accompanying Notes to Financial Statements.

25

Columbia Mid Cap Index Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Real estate - 3.5%
131,325	AMB Property Corp., REIT	5,896,492
167,800	Developers Diversified Realty Corp., REIT	7,836,260
82,900	Highwoods Properties, Inc., REIT	2,446,379
110,975	Hospitality Properties Trust, REIT	4,756,389
135,425	Liberty Property Trust, REIT	5,760,979
92,100	Macerich Co., REIT	5,980,974
95,375	Mack-Cali Realty Corp., REIT	4,286,153
159,775	New Plan Excel Realty Trust, REIT	3,666,836
77,857	Rayonier, Inc., REIT	4,486,120
98,000	Regency Centers Corp., REIT	5,630,100
211,675	United Dominion Realty Trust, Inc., REIT	5,016,698
123,900	Weingarten Realty Investors, REIT	4,689,615
		60,452,995
	Thrifts & mortgage finance - 2.2%
138,200	Astoria Financial Corp.	3,651,244
115,825	Independence Community Bank Corp.	3,948,474
97,925	IndyMac Mortgage, Inc.	3,875,872
365,003	New York Community Bancorp, Inc.	5,986,049
141,850	PMI Group, Inc.	5,655,560
131,550	Radian Group, Inc.	6,985,305
133,927	Washington Federal, Inc.	3,021,393
83,075	Webster Financial Corp.	3,735,052
		36,858,949
	Health care - 12.0%
	Biotechnology - 1.9%
89,575	Cephalon, Inc.(a)	4,158,072
110,750	Charles River Laboratories International, Inc.(a)	4,830,915
81,850	Invitrogen Corp.(a)	6,157,575
48,900	Martek Biosciences Corp.(a)	1,717,857
476,075	Millennium Pharmaceuticals, Inc.(a)	4,441,780
165,200	Protein Design Labs, Inc.(a)	4,625,600
60,000	Techne Corp.(a)	3,418,800
147,575	Vertex Pharmaceuticals, Inc.(a)	3,298,301
		32,648,900
	Health care equipment & supplies - 3.2%
101,900	Advanced Medical Optics, Inc.(a)	3,867,105
95,600	Beckman Coulter, Inc.	5,160,488
173,150	Cytyc Corp.(a)	4,649,077
122,375	Dentsply International, Inc.	6,610,697
92,250	Edwards Lifesciences Corp.(a)	4,096,823
78,200	Gen-Probe, Inc.(a)	3,866,990
94,300	Hillenbrand Industries, Inc.	4,436,815
56,000	INAMED Corp.(a)	4,238,080

Shares		Value ($)
	Health care equipment & supplies - (continued)
53,900	Intuitive Surgical, Inc.(a)	3,950,331
105,125	STERIS Corp.	2,500,924
201,900	Varian Medical Systems, Inc.(a)	7,977,069
49,450	Varian, Inc.(a)	1,697,124
		53,051,523
	Health care providers & services - 4.9%
76,350	Apria Healthcare Group, Inc.(a)	2,436,329
138,450	Community Health Systems, Inc.(a)	5,373,245
96,150	Covance, Inc.(a)	4,614,239
174,825	Health Net, Inc.(a)	8,272,719
134,450	Henry Schein, Inc.(a)	5,730,259
87,900	LifePoint Hospitals, Inc.(a)	3,843,867
151,500	Lincare Holdings, Inc.(a)	6,219,075
162,825	Omnicare, Inc.	9,155,650
135,275	Pacificare Health Systems, Inc.(a)	10,792,239
212,750	Patterson Companies, Inc.(a)	8,516,382
105,100	Renal Care Group, Inc.(a)	4,973,332
132,775	Triad Hospitals, Inc.(a)	6,010,724
86,000	Universal Health Services, Inc., Class B	4,096,180
127,300	VCA Antech, Inc.(a)	3,248,696
		83,282,936
	Pharmaceuticals - 2.0%
164,230	Barr Pharmaceuticals, Inc.(a)	9,019,512
331,931	IVAX Corp.(a)	8,749,701
52,775	Par Pharmaceutical Companies, Inc.(a)	1,404,870
128,425	Perrigo Co.	1,837,762
162,525	Sepracor, Inc.(a)	9,587,350
142,875	Valeant Pharmaceuticals International	2,868,930
		33,468,125
	Industrials - 12.4%
	Aerospace & defense - 0.9%
57,375	Alliant Techsystems, Inc.(a)	4,283,044
205,000	Precision Castparts Corp.	10,885,500
9,875	Sequa Corp., Class A(a)	582,625
		15,751,169
	Air freight & logistics - 1.1%
132,025	C.H. Robinson Worldwide, Inc.	8,465,443
164,450	Expeditors International of Washington, Inc.	9,337,471
		17,802,914
	Airlines - 0.3%
134,550	Airtran Holdings, Inc.(a)	1,703,403
42,050	Alaska Air Group, Inc.(a)	1,221,973
144,487	JetBlue Airways Corp.(a)	2,542,971
		5,468,347
	Building products - 0.2%
65,100	York International Corp	3,650,157

See Accompanying Notes to Financial Statements.

26

Columbia Mid Cap Index Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Commercial services & supplies - 3.5%
138,175	Adesa, Inc.	3,053,668
37,075	Banta Corp.	1,886,747
90,675	Brink's Co.	3,723,116
139,302	ChoicePoint, Inc.(a)	6,013,667
107,175	Copart, Inc.(a)	2,558,267
61,500	Corporate Executive Board Co.	4,795,770
78,100	Deluxe Corp.	3,136,496
103,625	Dun & Bradstreet Corp.(a)	6,825,779
107,325	Herman Miller, Inc.	3,251,948
85,225	HNI Corp.	5,132,249
29,700	Kelly Services, Inc., Class A	910,602
63,225	Korn/Ferry International(a)	1,036,258
134,375	Manpower, Inc.	5,964,906
190,625	Republic Services, Inc.	6,727,156
45,518	Rollins, Inc.	888,511
68,575	Stericycle, Inc.(a)	3,919,061
		59,824,201
	Construction & engineering - 0.7%
75,350	Dycom Industries, Inc.(a)	1,523,577
50,875	Granite Construction, Inc	1,945,460
89,250	Jacobs Engineering Group, Inc.(a)	6,015,450
181,975	Quanta Services, Inc.(a)	2,322,001
		11,806,488
	Electrical equipment - 0.7%
107,850	AMETEK, Inc.	4,634,315
93,725	Hubbell, Inc., Class B	4,398,514
81,200	Thomas & Betts Corp.(a)	2,794,092
		11,826,921
	Industrial conglomerates - 0.5%
47,300	Carlisle Companies, Inc.	3,006,861
63,050	Teleflex, Inc.	4,445,025
		7,451,886
	Machinery - 2.9%
139,475	AGCO Corp.(a)	2,538,445
76,700	Crane Co.	2,281,058
106,000	Donaldson Co., Inc.	3,236,180
74,525	Federal Signal Corp.	1,273,632
85,325	Flowserve Corp.(a)	3,101,564
105,987	Graco, Inc.	3,633,234
64,350	Harsco Corp.	4,219,430
125,000	Joy Global, Inc.	6,307,500
59,250	Kennametal, Inc.	2,905,620
50,425	Nordson Corp.	1,917,663
157,175	Pentair, Inc.	5,736,887
112,925	SPX Corp.	5,188,904
28,550	Tecumseh Products Co., Class A	614,396
127,100	Timken Co.	3,765,973
65,800	Trinity Industries, Inc.	2,664,242
		49,384,728
	Marine - 0.2%
67,600	Alexander & Baldwin, Inc.	3,599,024

Shares		Value ($)
	Road & rail - 0.9%
80,850	CNF, Inc.	4,244,625
195,450	J.B. Hunt Transport Services, Inc.	3,715,504
80,725	Swift Transportation Co., Inc.(a)	1,428,833
79,643	Werner Enterprises, Inc.	1,377,027
89,400	Yellow Roadway Corp.(a)	3,702,948
		14,468,937
	Trading companies & distributors - 0.5%
95,550	Fastenal Co.	5,837,149
103,250	United Rentals, Inc.(a)	2,035,058
		7,872,207
	Information technology - 14.8%
	Communications equipment - 1.7%
596,800	3Com Corp.(a)	2,434,944
103,875	ADTRAN, Inc.	3,272,062
75,550	Avocent Corp.(a)	2,390,402
84,375	CommScope, Inc.(a)	1,463,063
59,300	F5 Networks, Inc.(a)	2,577,771
205,450	Harris Corp.	8,587,810
72,925	Plantronics, Inc.	2,246,819
148,900	Polycom, Inc.(a)	2,407,713
169,725	Powerwave Technologies, Inc.(a)	2,204,728
158,825	UTStarcom, Inc.(a)	1,297,600
		28,882,912
	Computers & peripherals - 1.5%
108,525	Diebold, Inc.	3,739,772
52,575	Imation Corp.	2,253,890
239,375	McDATA Corp., Class A(a)	1,254,325
280,400	SanDisk Corp.(a)	13,529,300
328,500	Western Digital Corp.(a)	4,247,505
		25,024,792
	Electronic equipment & instruments - 2.0%
137,100	Amphenol Corp., Class A	5,530,614
182,575	Arrow Electronics, Inc.(a)	5,725,552
224,350	Avnet, Inc.(a)	5,485,357
96,925	CDW Corp.	5,710,821
133,625	KEMET Corp.(a)	1,119,778
84,962	National Instruments Corp.	2,093,464
61,425	Newport Corp.(a)	855,650
67,175	Plexus Corp.(a)	1,148,021
89,250	Tech Data Corp.(a)	3,276,367
284,075	Vishay Intertechnology, Inc.(a)	3,394,696
		34,340,320
	IT services - 3.0%
120,675	Acxiom Corp.	2,259,036
107,025	Alliance Data Systems Corp.(a)	4,190,029
50,300	Anteon International Corp.(a)	2,150,828
186,350	BISYS Group, Inc.(a)	2,502,680
225,725	Ceridian Corp.(a)	4,683,794
95,625	Certegy, Inc.	3,826,912
139,850	CheckFree Corp.(a)	5,289,127

See Accompanying Notes to Financial Statements.

27

Columbia Mid Cap Index Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	IT services - (continued)
210,725	Cognizant Technology Solutions Corp., Class A(a)	9,817,678
75,725	CSG Systems International, Inc.(a)	1,643,990
107,700	DST Systems, Inc.(a)	5,905,191
88,825	Gartner, Inc.(a)	1,038,364
72,450	Keane, Inc.(a)	828,104
131,975	MoneyGram International, Inc.	2,865,177
155,625	MPS Group, Inc.(a)	1,836,375
56,400	SRA International, Inc., Class A(a)	2,001,072
		50,838,357
	Office electronics - 0.3%
111,275	Zebra Technologies Corp., Class A(a)	4,349,740
	Semiconductors & semiconductor equipment - 3.3%
653,050	Atmel Corp.(a)	1,345,283
37,875	Cabot Microelectronics Corp.(a)	1,112,768
153,425	Credence Systems Corp.(a)	1,224,332
116,575	Cree, Inc.(a)	2,916,706
206,175	Cypress Semiconductor Corp.(a)	3,102,934
184,950	Fairchild Semiconductor International, Inc.(a)	2,748,357
306,793	Integrated Device Technology, Inc.(a)	3,294,951
99,475	International Rectifier Corp.(a)	4,484,333
236,600	Intersil Corp., Class A	5,153,148
210,475	Lam Research Corp.(a)	6,413,173
175,275	Lattice Semiconductor Corp.(a)	750,177
94,750	LTX Corp.(a)	399,845
242,300	MEMC Electronic Materials, Inc.(a)	5,522,017
101,550	Micrel, Inc.(a)	1,140,407
322,750	Microchip Technology, Inc.	9,721,230
290,500	RF Micro Devices, Inc.(a)	1,641,325
113,500	Semtech Corp.(a)	1,869,345
68,775	Silicon Laboratories, Inc.(a)	2,090,072
215,850	TriQuint Semiconductor, Inc.(a)	759,792
		55,690,195
	Software - 3.0%
314,116	Activision, Inc.(a)	6,423,672
24,525	Advent Software, Inc.(a)	660,704
428,775	Cadence Design Systems, Inc.(a)	6,929,004
100,900	Fair Isaac Corp.	4,520,320
115,925	Jack Henry & Associates, Inc.	2,248,945
117,375	Macromedia, Inc.(a)	4,773,641
78,100	Macrovision Corp.(a)	1,491,710
255,175	McAfee, Inc.(a)	8,017,598
122,075	Mentor Graphics Corp.(a)	1,049,845

Shares		Value ($)
	Software - (continued)
78,900	Reynolds & Reynolds Co., Class A	2,162,649
109,425	RSA Security, Inc.(a)	1,390,792
139,575	Sybase, Inc.(a)	3,268,847
222,625	Synopsys, Inc.(a)	4,207,612
57,400	Transaction Systems Architects, Inc.(a)	1,598,590
115,625	Wind River Systems, Inc.(a)	1,495,031
		50,238,960
	Materials - 4.3%
	Chemicals - 2.9%
102,775	Airgas, Inc.	3,045,223
58,925	Albemarle Corp.	2,221,473
95,725	Cabot Corp.	3,159,882
366,200	Chemtura Corp.	4,548,204
61,075	Cytec Industries, Inc.	2,649,434
64,625	Ferro Corp.	1,183,930
57,950	FMC Corp.(a)	3,315,899
104,700	Lubrizol Corp.	4,536,651
315,875	Lyondell Chemical Co.	9,040,342
31,300	Minerals Technologies, Inc.	1,790,673
110,325	Olin Corp.	2,095,072
181,500	RPM International, Inc.	3,339,600
34,825	Scotts Miracle-Gro Co., Class A	3,062,162
72,900	Sensient Technologies Corp.	1,381,455
156,250	Valspar Corp.	3,493,750
		48,863,750
	Construction materials - 0.3%
71,475	Martin Marietta Materials, Inc.	5,607,929
	Containers & packaging - 0.5%
78,850	Longview Fibre Co.	1,536,786
96,675	Packaging Corp. of America	1,876,462
152,700	Sonoco Products Co.	4,170,237
		7,583,485
	Metals & mining - 0.3%
59,200	Steel Dynamics, Inc.	2,010,432
109,900	Worthington Industries, Inc.	2,311,197
		4,321,629
	Paper & forest products - 0.3%
86,300	Bowater, Inc.	2,439,701
67,900	Glatfelter	956,711
44,850	Potlatch Corp.	2,337,582
		5,733,994
	Telecommunication services - 0.5%
	Diversified telecommunication services - 0.1%
379,775	Cincinnati Bell, Inc.(a)	1,674,808

See Accompanying Notes to Financial Statements.

28

Columbia Mid Cap Index Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Wireless telecommunication services - 0.4%
158,341	Telephone & Data Systems, Inc.	6,175,299
	Utilities - 7.9%
	Electric utilities - 2.1%
195,925	DPL, Inc.	5,446,715
119,950	Duquesne Light Holdings, Inc.	2,064,340
115,175	Great Plains Energy, Inc.	3,444,884
124,900	Hawaiian Electric Industries, Inc.	3,482,212
65,200	IDACORP, Inc.	1,964,476
200,375	Northeast Utilities Co.	3,997,481
291,850	Pepco Holdings, Inc.	6,791,350
283,000	Sierra Pacific Resources(a)	4,202,550
133,825	Westar Energy, Inc.	3,229,197
		34,623,205
	Gas utilities - 2.1%
119,425	AGL Resources, Inc.	4,431,862
187,400	Equitable Resources, Inc.	7,319,844
129,775	National Fuel Gas Co.	4,438,305
155,700	ONEOK, Inc.	5,296,914
131,150	Questar Corp.	11,556,938
75,125	WGL Holdings, Inc.	2,413,766
		35,457,629
	Independent power producers & energy traders - 0.1%
50,500	Black Hills Corp.	2,190,185
	Multi-utilities - 3.3%
179,675	Alliant Energy Corp.	5,233,933
575,875	Aquila, Inc.(a)	2,280,465
227,625	Energy East Corp.	5,733,874
184,737	MDU Resources Group, Inc.	6,585,874
164,800	NSTAR	4,766,016
139,350	OGE Energy Corp.	3,915,735
106,050	PNM Resources, Inc.	3,040,453
154,725	Puget Energy, Inc.	3,632,943
175,075	Scana Corp.	7,395,168
117,400	Vectren Corp.	3,328,290
180,525	Wisconsin Energy Corp.	7,206,558
58,575	WPS Resources Corp.	3,385,635
		56,504,944
	Water utilities - 0.3%
148,331	Aqua America, Inc.	5,639,544
	Total common stocks (Cost of $1,224,199,094)	1,661,392,242

Par ($)		Value ($)
	Short-term obligation - 1.6%
26,411,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.700%, collateralized by a U.S. Government Agency security maturing 06/30/06, market value of $26,940,000 (repurchase proceeds $26,419,143)	26,411,000
	Total short-term obligation (Cost of $26,411,000)	26,411,000

Total investments (Cost of $1,250,610,094)(c)	99.9%	1,687,803,242
Other assets & liabilities, net	0.1%	1,633,651
Net assets	100.0%	1,689,436,893

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security pledged as collateral for open futures contracts.

(c)  Cost for federal income tax purposes is $1,250,610,094.

At September 30, 2005, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	17.6%
Consumer discretionary	16.5
Information technology	14.8
Industrials	12.4
Health care	12.0
Energy	9.0
Utilities	7.9
Materials	4.3
Consumer staples	3.3
Telecommunication services	0.5
Short-term obligation	1.6
Other assets & liabilties, net	0.1
100.0%

At September 30, 2005, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
S&P Midcap 400 Index	77	$27,746,950	$27,670,820	Dec-2005	$76,130
Acronym	Name
REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

29

Columbia Small Cap Index Fund

Investment portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 99.5%
	Consumer discretionary - 15.9%
	Auto components - 0.2%
35,300	Midas, Inc.(a)	701,764
35,500	Standard Motor Products, Inc.	287,905
64,000	Superior Industries International, Inc.	1,377,280
		2,366,949
	Automobiles - 0.4%
39,800	Coachmen Industries, Inc.	457,302
157,800	Fleetwood Enterprises, Inc.(a)	1,940,940
74,200	Monaco Coach Corp.	1,093,708
92,000	Winnebago Industries, Inc.	2,665,240
		6,157,190
	Distributors - 0.3%
53,100	Audiovox Corp., Class A(a)	742,338
39,800	Building Materials Holding Corp.	3,708,962
		4,451,300
	Diversified consumer services - 0.2%
19,200	CPI Corp.	337,728
28,500	Pre-Paid Legal Services, Inc.	1,102,950
27,200	Vertrue, Inc.(a)	988,720
		2,429,398
	Hotels, restaurants & leisure - 3.4%
82,700	Argosy Gaming Co.(a)	3,886,073
99,500	Aztar Corp.(a)	3,065,595
95,200	Bally Total Fitness Holding Corp.(a)	425,544
98,050	CEC Entertainment, Inc.(a)	3,114,068
54,500	IHOP Corp.	2,220,330
99,300	Jack in the Box, Inc.(a)	2,970,063
46,400	Landry's Restaurants, Inc.	1,359,520
50,200	Lone Star Steakhouse & Saloon, Inc.	1,305,200
60,300	Marcus Corp.	1,208,412
75,900	Multimedia Games, Inc.(a)	736,989
62,400	O'Charleys, Inc.(a)	892,944
73,500	P.F. Chang's China Bistro, Inc.(a)	3,295,005
86,500	Panera Bread Co., Class A(a)	4,427,070
34,000	Papa John's International, Inc.(a)	1,704,080
114,100	Pinnacle Entertainment, Inc.(a)	2,091,453
94,900	RARE Hospitality International, Inc.(a)	2,438,930
40,200	Red Robin Gourmet Burgers, Inc.(a)	1,842,768
117,100	Ryan's Restaurant Group, Inc.(a)	1,366,557
97,350	Shuffle Master, Inc.(a)	2,572,961
167,400	Sonic Corp.(a)	4,578,390
77,900	Steak n Shake Co.(a)	1,413,885
151,464	Triarc Companies, Inc., Class B	2,312,855
63,700	WMS Industries, Inc.(a)	1,791,881
		51,020,573

Shares		Value ($)
	Household durables - 3.2%
67,500	Applica, Inc.(a)	112,725
33,000	Bassett Furniture Industries, Inc.	614,460
211,700	Champion Enterprises, Inc.(a)	3,128,926
38,600	Department 56, Inc.(a)	482,500
99,300	Ethan Allen Interiors, Inc.	3,113,055
65,700	Fedders Corp.	140,598
133,600	Interface, Inc., Class A(a)	1,103,536
144,800	La-Z-Boy, Inc.	1,909,912
39,000	Libbey, Inc.	592,800
90,532	M.D.C. Holdings, Inc.	7,142,069
34,800	M/I Homes, Inc.	1,888,248
64,100	Meritage Homes Corp.(a)	4,913,906
13,100	National Presto Industries, Inc.	560,811
15,400	NVR, Inc.(a)	13,628,230
33,200	Russ Berrie & Co., Inc.	468,784
19,000	Skyline Corp.	772,160
189,900	Standard Pacific Corp.	7,882,749
		48,455,469
	Internet & catalog retail - 0.2%
136,000	Insight Enterprises, Inc.(a)	2,529,600
56,700	J. Jill Group, Inc.(a)	896,994
		3,426,594
	Leisure equipment & products - 1.2%
51,900	Action Performance Companies, Inc.	648,750
36,500	Arctic Cat, Inc.	749,710
74,600	JAKKS Pacific, Inc.(a)	1,210,758
133,000	K2, Inc.(a)	1,516,200
47,500	Meade Instruments Corp.(a)	126,350
93,800	Nautilus, Inc.	2,070,166
117,800	Polaris Industries, Inc.	5,836,990
147,450	SCP Pool Corp.	5,150,428
60,200	Sturm Ruger & Co., Inc.	553,840
		17,863,192
	Media - 0.5%
36,500	4Kids Entertainment, Inc.(a)	634,735
87,750	ADVO, Inc.	2,745,698
88,300	Arbitron, Inc.	3,517,872
30,300	Thomas Nelson, Inc.	568,428
		7,466,733
	Multiline retail - 0.2%
111,450	Fred's, Inc.	1,394,240
84,600	ShopKo Stores, Inc.(a)	2,158,992
		3,553,232
	Specialty retail - 4.4%
125,350	Aaron Rents, Inc.	2,651,152
46,300	Burlington Coat Factory Warehouse Corp.	1,761,252
87,600	Cato Corp., Class A	1,745,868
59,600	Children's Place Retail Stores, Inc.(a)	2,124,144
100,200	Christopher & Banks Corp.	1,389,774
61,600	Cost Plus, Inc.(a)	1,118,040
61,900	Dress Barn, Inc.(a)	1,408,844

See Accompanying Notes to Financial Statements.

30

Columbia Small Cap Index Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Specialty retail - (continued)
32,700	Electronics Boutique Holdings Corp.(a)	2,054,868
123,300	Finish Line, Inc., Class A	1,798,947
145,000	GameStop Corp., Class B	4,116,550
63,600	Genesco, Inc.(a)	2,368,464
55,500	Goody's Family Clothing, Inc.	420,135
59,500	Group 1 Automotive, Inc.(a)	1,642,200
72,600	Guitar Center, Inc.(a)	4,008,246
87,600	Gymboree Corp.(a)	1,194,864
53,500	Hancock Fabrics, Inc.	360,055
63,400	Haverty Furniture Companies, Inc.	775,382
99,900	Hibbett Sporting Goods, Inc.(a)	2,222,775
126,400	Hot Topic, Inc.(a)	1,941,504
64,850	Jo-Ann Stores, Inc.(a)	1,121,905
126,600	Linens 'N Things, Inc.(a)	3,380,220
150,700	Men's Wearhouse, Inc.(a)	4,023,690
71,600	Movie Gallery, Inc.	743,924
151,300	Pep Boys-Manny, Moe & Jack, Inc.	2,093,992
100,700	Select Comfort Corp.(a)	2,011,986
82,700	Sonic Automotive, Inc.	1,837,594
76,550	Stage Stores, Inc.	2,056,899
74,700	Stein Mart, Inc.	1,516,410
62,800	TBC Corp.(a)	2,165,972
92,200	Too, Inc.(a)	2,529,046
93,000	Tractor Supply Co.(a)	4,245,450
143,100	Zale Corp.(a)	3,889,458
		66,719,610
	Textiles, apparel & luxury goods - 1.7%
39,100	Ashworth, Inc.(a)	267,053
51,500	Brown Shoe Co., Inc.	1,699,500
136,850	Fossil, Inc.(a)	2,489,301
15,200	Haggar Corp.	432,136
72,300	K-Swiss, Inc., Class A	2,137,911
77,900	Kellwood Co.	2,013,715
39,100	Oxford Industries, Inc.	1,764,192
102,000	Phillips-Van Heusen Corp.	3,164,040
327,900	Quiksilver, Inc.(a)	4,738,155
92,600	Russell Corp.	1,300,104
101,400	Stride Rite Corp.	1,299,948
161,000	Wolverine World Wide, Inc.	3,389,050
		24,695,105
	Consumer staples - 3.4%
	Food & staples retailing - 1.1%
140,500	Casey's General Stores, Inc.	3,259,600
47,400	Great Atlantic & Pacific Tea Co., Inc.(a)	1,344,264
74,600	Longs Drug Stores Corp.	3,199,594
35,800	Nash Finch Co.	1,510,402
104,700	Performance Food Group Co.(a)	3,304,332
114,800	United Natural Foods, Inc.(a)	4,059,328
		16,677,520

Shares		Value ($)
	Food products - 1.6%
51,500	American Italian Pasta Co., Inc., Class A	548,990
209,200	Corn Products International, Inc.	4,219,564
101,000	Delta & Pine Land Co.	2,667,410
145,600	Flowers Foods, Inc.	3,971,968
85,100	Hain Celestial Group, Inc.(a)	1,650,940
18,900	J & J Snack Foods Corp.	1,092,420
83,800	Lance, Inc.	1,463,148
38,900	Peet's Coffee & Tea, Inc.(a)	1,191,118
83,000	Ralcorp Holdings, Inc.(a)	3,479,360
40,500	Sanderson Farms, Inc.	1,504,980
86,100	TreeHouse Foods, Inc.(a)	2,314,368
		24,104,266
	Household products - 0.2%
103,600	Spectrum Brands, Inc.(a)	2,439,780
46,600	WD-40 Co.	1,235,366
		3,675,146
	Personal products - 0.4%
33,500	Nature's Sunshine Products, Inc.	778,540
155,900	NBTY, Inc.(a)	3,663,650
28,400	USANA Health Sciences, Inc.(a)	1,354,680
		5,796,870
	Tobacco - 0.1%
242,100	Alliance One International, Inc.	857,034
	Energy - 9.5%
	Energy equipment & services - 3.6%
37,200	Atwood Oceanics, Inc.(a)	3,132,612
108,300	Cal Dive International, Inc.(a)	6,867,303
55,250	CARBO Ceramics, Inc.	3,645,947
20,600	Dril-Quip, Inc.(a)	988,800
54,500	Hydril Co.(a)	3,740,880
196,500	Input/Output, Inc.(a)	1,568,070
83,900	Lone Star Technologies, Inc.(a)	4,664,001
120,100	Maverick Tube Corp.(a)	3,603,000
73,400	Oceaneering International, Inc.(a)	3,920,294
65,100	Offshore Logistics, Inc.(a)	2,408,700
57,600	SEACOR Holdings, Inc.(a)	4,180,608
95,275	Tetra Technologies, Inc.(a)	2,974,486
128,200	Unit Corp.(a)	7,086,896
94,700	Veritas DGC, Inc.(a)	3,467,914
78,500	W-H Energy Services, Inc.(a)	2,544,970
		54,794,481
	Oil, gas & consumable fuels - 5.9%
136,750	Cabot Oil & Gas Corp., Class A	6,907,243
229,400	Cimarex Energy Co.(a)	10,398,702
156,700	Frontier Oil Corp.	6,949,645
214,800	Massey Energy Co.	10,969,836
51,700	Penn Virginia Corp.	2,983,607
46,400	Petroleum Development Corp.(a)	1,778,976

See Accompanying Notes to Financial Statements.

31

Columbia Small Cap Index Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Oil, gas & consumable fuels - (continued)
65,700	Remington Oil & Gas Corp.(a)	2,726,550
229,300	Southwestern Energy Co.(a)(b)	16,830,620
75,400	Spinnaker Exploration Co.(a)	4,877,626
157,800	St. Mary Land & Exploration Co.	5,775,480
75,300	Stone Energy Corp.(a)	4,596,312
80,000	Swift Energy Co.(a)	3,660,000
153,500	Vintage Petroleum, Inc.	7,008,810
75,500	World Fuel Services Corp.	2,449,975
		87,913,382
	Financials - 14.7%
	Capital markets - 0.4%
117,500	Investment Technology Group, Inc.(a)	3,478,000
55,900	Piper Jaffray Companies, Inc.(a)	1,669,174
43,700	SWS Group, Inc.	716,680
		5,863,854
	Commercial banks - 5.4%
197,800	Amegy Bancorp, Inc.	4,476,214
78,800	Boston Private Financial Holdings, Inc.	2,091,352
85,000	Central Pacific Financial Corp.	2,990,300
129,925	Chittenden Corp.	3,444,312
84,600	Community Bank System, Inc.	1,911,960
156,100	East West Bancorp, Inc.	5,313,644
225,900	First Bancorp	3,822,228
126,900	First Midwest Bancorp, Inc.	4,725,756
64,150	First Republic Bank	2,260,004
108,100	Gold Banc Corp., Inc.	1,610,690
124,200	Hudson United Bancorp(b)	5,257,386
49,500	Irwin Financial Corp.	1,009,305
55,000	Nara Bancorp, Inc.	822,250
48,600	PrivateBancorp, Inc.	1,666,008
60,100	Prosperity Bancshares, Inc.	1,818,025
92,000	Provident Bankshares Corp.	3,199,760
193,016	Republic Bancorp, Inc.	2,729,246
208,100	South Financial Group, Inc.	5,585,404
126,700	Sterling Bancshares, Inc.	1,863,757
130,600	Susquehanna Bancshares, Inc.	3,139,624
209,700	TrustCo Bank Corp.	2,627,541
256,500	UCBH Holdings, Inc.	4,699,080
124,300	Umpqua Holdings Corp.	3,022,976
104,400	United Bankshares, Inc.	3,648,780
176,800	Whitney Holding Corp.	4,780,672
66,200	Wintrust Financial Corp.	3,327,212
		81,843,486
	Consumer finance - 0.2%
81,700	Cash America International, Inc.	1,695,275
58,500	Rewards Network, Inc.(a)	399,555
52,100	World Acceptance Corp.(a)	1,323,861
		3,418,691
	Diversified financial services - 0.1%
48,800	Financial Federal Corp.	1,942,240

Shares		Value ($)
	Insurance - 2.8%
79,300	Delphi Financial Group, Inc., Class A	3,711,240
99,700	Hilb Rogal & Hobbs Co.	3,720,804
57,900	Infinity Property & Casualty Corp.	2,031,711
50,400	LandAmerica Financial Group, Inc.	3,258,360
51,500	Philadelphia Consolidated Holding Co.(a)	4,372,350
60,000	Presidential Life Corp.	1,080,000
86,600	ProAssurance Corp.(a)	4,041,622
59,800	RLI Corp.	2,766,348
27,800	SCPIE Holdings, Inc.(a)	397,540
79,300	Selective Insurance Group, Inc.	3,877,770
50,700	Stewart Information Services Corp.	2,595,840
98,000	UICI	3,528,000
47,500	United Fire & Casualty Co.	2,142,725
64,200	Zenith National Insurance Corp.	4,024,698
		41,549,008
	Real estate - 3.8%
87,900	Acadia Realty Trust, REIT	1,581,321
115,200	Capital Automotive, REIT	4,459,392
123,900	Colonial Properties Trust, REIT	5,511,072
150,600	Commercial Net Lease Realty, Inc., REIT	3,012,000
61,600	EastGroup Properties, Inc., REIT	2,695,000
72,300	Entertainment Properties Trust, REIT	3,226,749
64,500	Essex Property Trust, Inc., REIT	5,805,000
82,100	Gables Residential Trust, REIT	3,583,665
101,200	Glenborough Realty Trust, Inc., REIT	1,943,040
80,900	Kilroy Realty Corp., REIT	4,532,827
144,800	Lexington Corporate Properties Trust, REIT	3,410,040
157,550	New Century Financial Corp., REIT	5,714,339
39,400	Parkway Properties, Inc., REIT	1,848,648
130,800	Shurgard Storage Centers, Inc., Class A, REIT	7,307,796
46,100	Sovran Self Storage, Inc., REIT	2,256,595
		56,887,484
	Thrifts & mortgage finance - 2.0%
52,400	Anchor BanCorp Wisconsin, Inc.	1,544,752
125,400	BankAtlantic Bancorp, Inc., Class A	2,130,546
74,500	BankUnited Financial Corp., Class A	1,703,815

See Accompanying Notes to Financial Statements.

32

Columbia Small Cap Index Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Thrifts & mortgage finance - (continued)
172,200	Brookline Bancorp, Inc.	2,724,204
106,900	Commercial Federal Corp.	3,649,566
77,900	Dime Community Bancshares	1,146,688
58,400	Downey Financial Corp.	3,556,560
46,200	FirstFed Financial Corp.(a)	2,486,022
97,400	Flagstar BanCorp, Inc.	1,568,140
182,800	Fremont General Corp.	3,990,524
77,000	MAF Bancorp, Inc.	3,157,000
96,825	Sterling Financial Corp.	2,183,404
		29,841,221
	Health care - 13.1%
	Biotechnology - 0.3%
98,300	ArQule, Inc.(a)	769,689
73,800	Cambrex Corp.	1,399,248
76,320	Enzo Biochem, Inc.(a)	1,172,275
122,400	Regeneron Pharmaceuticals, Inc.(a)	1,161,576
169,900	Savient Pharmaceuticals, Inc.(a)	640,523
		5,143,311
	Health care equipment & supplies - 6.8%
56,200	Advanced Neuromodulation Systems, Inc.(a)	2,667,252
193,700	American Medical Systems Holdings, Inc.(a)	3,903,055
38,300	Analogic Corp.	1,930,703
69,100	ArthroCare Corp.(a)	2,779,202
64,200	BioLase Technology, Inc.	457,746
48,200	Biosite, Inc.(a)	2,981,652
82,600	CONMED Corp.(a)	2,302,888
123,500	Cooper Companies, Inc.	9,461,335
61,200	Cyberonics, Inc.(a)	1,826,208
34,300	Datascope Corp.	1,063,986
65,700	Diagnostic Products Corp.	3,464,361
56,700	Dionex Corp.(a)	3,075,975
61,100	DJ Orthopedics, Inc.(a)	1,768,234
60,400	Greatbatch, Inc.(a)	1,657,376
73,700	Haemonetics Corp.(a)	3,502,961
61,600	Hologic, Inc.(a)	3,557,400
38,700	ICU Medical, Inc.(a)	1,113,012
91,000	IDEXX Laboratories, Inc.(a)	6,086,080
127,025	Immucor, Inc.(a)	3,485,566
51,100	Integra LifeSciences Holdings Corp.(a)	1,955,086
72,250	Intermagnetics General Corp.(a)	2,018,665
88,500	Invacare Corp.	3,687,795
28,000	Kensey Nash Corp.(a)	858,480
104,900	Mentor Corp.	5,770,549
75,400	Merit Medical Systems, Inc.(a)	1,337,596
48,100	Osteotech, Inc.(a)	275,613
67,400	PolyMedica Corp.	2,354,956
48,300	Possis Medical, Inc.(a)	529,368
98,400	ResMed, Inc.(a)	7,837,560
201,300	Respironics, Inc.(a)	8,490,834

Shares		Value ($)
	Health care equipment & supplies - (continued)
43,500	SurModics, Inc.(a)	1,683,015
112,800	Sybron Dental Specialties, Inc.(a)	4,690,224
89,300	Theragenics Corp.(a)	263,435
88,200	Viasys Healthcare, Inc.(a)	2,204,118
15,800	Vital Signs, Inc.	728,222
		101,770,508
	Health care providers & services - 5.0%
43,600	Amedisys, Inc.(a)	1,700,400
92,700	American Healthways, Inc.(a)	3,930,480
143,550	AMERIGROUP Corp.(a)	2,744,676
82,900	AmSurg Corp.(a)	2,268,144
118,800	Centene Corp.(a)	2,973,564
84,700	Cerner Corp.(a)	7,362,971
71,700	Chemed Corp.	3,107,478
58,700	Cross Country Healthcare, Inc.(a)	1,089,472
60,100	CryoLife, Inc.(a)	417,695
119,200	Dendrite International, Inc.(a)	2,394,728
65,100	Gentiva Health Services, Inc.(a)	1,179,612
183,100	Hooper Holmes, Inc.	719,583
48,900	LabOne, Inc.(a)	2,127,150
57,400	LCA-Vision, Inc.	2,130,688
101,200	NDC Health Corp.	1,914,704
96,550	Odyssey Healthcare, Inc.(a)	1,638,454
111,500	Owens & Minor, Inc.	3,272,525
74,200	PAREXEL International Corp.(a)	1,490,678
66,300	Pediatrix Medical Group, Inc.(a)	5,093,166
140,100	Pharmaceutical Product Development, Inc.	8,057,151
108,100	Priority Healthcare Corp., Class B(a)	3,011,666
46,900	RehabCare Group, Inc.(a)	962,388
51,200	SFBC International, Inc.(a)	2,272,768
70,900	Sierra Health Services, Inc.(a)	4,882,883
49,900	Sunrise Senior Living, Inc.(a)	3,330,326
123,350	United Surgical Partners International, Inc.(a)	4,824,218
		74,897,568
	Pharmaceuticals - 1.0%
116,200	Alpharma, Inc., Class A	2,889,894
39,000	Bradley Pharmaceuticals, Inc.(a)	425,880
97,700	Connetics Corp.(a)	1,652,107
152,100	Medicis Pharmaceutical Corp., Class A	4,952,376
201,300	MGI Pharma, Inc.(a)	4,692,303
65,900	Noven Pharmaceuticals, Inc.(a)	922,600
		15,535,160
	Industrials - 17.9%
	Aerospace & defense - 2.6%
91,100	AAR Corp.(a)	1,565,098
32,200	Applied Signal Technology, Inc.	614,376

See Accompanying Notes to Financial Statements.

33

Columbia Small Cap Index Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Aerospace & defense - (continued)
82,100	Armor Holdings, Inc.(a)	3,531,121
68,700	Ceradyne, Inc.(a)	2,519,916
43,300	Cubic Corp.	741,296
60,500	Curtiss-Wright Corp.	3,733,455
78,000	DRS Technologies, Inc.	3,850,080
41,200	EDO Corp.	1,237,236
116,862	Engineered Support Systems, Inc.	4,796,017
70,800	Esterline Technologies Corp.(a)	2,682,612
153,000	GenCorp, Inc.(a)	2,853,450
63,800	Kaman Corp., Class A	1,304,710
58,700	Mercury Computer Systems, Inc.(a)	1,540,875
96,075	Moog, Inc., Class A(a)	2,836,134
93,100	Teledyne Technologies, Inc.(a)	3,209,157
44,500	Triumph Group, Inc.(a)	1,654,065
		38,669,598
	Air freight & logistics - 0.4%
90,100	EGL, Inc.(a)	2,446,215
88,450	Forward Air Corp.	3,258,498
		5,704,713
	Airlines - 0.4%
101,100	Frontier Airlines, Inc.(a)	988,758
80,900	Mesa Air Group, Inc.(a)	667,425
161,700	SkyWest, Inc.	4,336,794
		5,992,977
	Building products - 1.2%
77,700	Apogee Enterprises, Inc.	1,328,670
50,400	ElkCorp	1,802,808
72,600	Griffon Corp.(a)	1,785,960
139,600	Lennox International, Inc.	3,826,436
59,200	NCI Building Systems, Inc.(a)	2,414,768
102,000	Simpson Manufacturing Co., Inc.	3,992,280
45,000	Universal Forest Products, Inc.	2,579,400
		17,730,322
	Commercial services & supplies - 3.8%
107,700	ABM Industries, Inc.	2,241,237
61,300	Administaff, Inc.	2,436,062
25,900	Angelica Corp.	462,315
95,300	Bowne & Co., Inc.	1,361,837
137,700	Brady Corp., Class A	4,260,438
34,800	CDI Corp.	1,027,992
57,500	Central Parking Corp.	859,625
71,300	Coinstar, Inc.(a)	1,319,763
33,100	Consolidated Graphics, Inc.(a)	1,424,955
59,000	G&K Services, Inc., Class A	2,324,010
77,700	Healthcare Services Group, Inc.	1,495,725
52,100	Heidrick & Struggles International, Inc.(a)	1,686,998
43,200	Imagistics International, Inc.(a)	1,807,920
78,700	John H. Harland Co.	3,494,280
148,800	Labor Ready, Inc.(a)	3,816,720
41,600	Mobile Mini, Inc.(a)	1,803,360
89,800	NCO Group, Inc.(a)	1,855,268
70,800	On Assignment, Inc.(a)	605,340

Shares		Value ($)
	Commercial services & supplies - (continued)
118,400	PRG-Schultz International, Inc.(a)	356,384
63,900	School Specialty, Inc.(a)	3,117,042
43,900	SOURCECORP, Inc.(a)	941,216
169,900	Spherion Corp.(a)	1,291,240
35,400	Standard Register Co.	529,230
159,400	Tetra Tech, Inc.(a)	2,681,108
93,100	United Stationers, Inc.(a)	4,455,766
62,500	Viad Corp.	1,709,375
22,700	Volt Information Sciences, Inc.(a)	461,264
131,250	Waste Connections, Inc.(a)	4,604,250
116,700	Watson Wyatt & Co. Holdings	3,145,065
		57,575,785
	Construction & engineering - 1.0%
43,500	EMCOR Group, Inc.(a)	2,579,550
75,100	Insituform Technologies, Inc., Class A(a)	1,298,479
220,500	Shaw Group, Inc.(a)	5,437,530
119,500	URS Corp.(a)	4,826,605
		14,142,164
	Electrical equipment - 1.6%
56,200	A.O. Smith Corp.	1,601,700
124,300	Acuity Brands, Inc.	3,687,981
111,100	Artesyn Technologies, Inc.(a)	1,033,230
78,900	Baldor Electric Co.	2,000,115
70,900	C&D Technologies, Inc.	667,169
79,900	MagneTek, Inc.(a)	270,062
81,300	Regal-Beloit Corp.	2,637,372
239,300	Roper Industries, Inc.	9,402,097
53,800	Vicor Corp.	815,070
27,600	Woodward Governor Co.	2,347,380
		24,462,176
	Industrial conglomerates - 0.1%
31,100	Standex International Corp.	818,863
77,700	Tredegar Corp.	1,010,877
		1,829,740
	Machinery - 4.3%
49,500	A.S.V., Inc.(a)	1,121,175
88,900	Albany International Corp., Class A	3,277,743
48,300	Astec Industries, Inc.(a)	1,371,237
48,200	Barnes Group, Inc.	1,728,452
144,200	Briggs & Stratton Corp.	4,987,878
144,200	CLARCOR, Inc.	4,141,424
58,600	EnPro Industries, Inc.(a)	1,974,234
72,200	Gardner Denver, Inc.(a)	3,220,120
144,350	IDEX Corp.	6,142,092
142,500	JLG Industries, Inc.	5,214,075
78,700	Kaydon Corp.	2,235,867
32,200	Lindsay Manufacturing Co.	708,722
45,200	Lydall, Inc.(a)	403,636
84,200	Manitowoc Co., Inc.	4,231,050
139,520	Milacron, Inc.(a)	248,346
102,300	Mueller Industries, Inc.	2,840,871
205,000	Oshkosh Truck Corp.	8,847,800

See Accompanying Notes to Financial Statements.

34

Columbia Small Cap Index Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Machinery - (continued)
32,300	Robbins & Myers, Inc.	726,104
81,400	Stewart & Stevenson Services, Inc.	1,941,390
117,500	Toro Co.	4,319,300
45,700	Valmont Industries, Inc.	1,341,752
87,300	Wabash National Corp.	1,716,318
70,900	Watts Water Technologies, Inc., Class A	2,045,465
42,000	Wolverine Tube, Inc.(a)	315,000
		65,100,051
	Marine - 0.2%
70,400	Kirby Corp.(a)	3,479,872
	Road & rail - 1.4%
71,000	Arkansas Best Corp.	2,475,770
125,951	Heartland Express, Inc.	2,561,843
229,300	Kansas City Southern(a)	5,344,983
106,500	Knight Transportation, Inc.	2,594,340
163,600	Landstar System, Inc.	6,548,908
52,800	Old Dominion Freight Line, Inc.(a)	1,768,272
		21,294,116
	Trading companies & distributors - 0.9%
69,850	Applied Industrial Technologies, Inc.	2,506,218
186,500	Hughes Supply, Inc.	6,079,900
12,900	Lawson Products, Inc.	473,688
65,800	Watsco, Inc.	3,494,638
		12,554,444
	Information technology - 14.7%
	Communications equipment - 1.3%
32,400	Bel Fuse, Inc., Class B	1,180,332
128,350	Belden CDT, Inc.	2,493,841
47,800	Black Box Corp.	2,005,688
35,600	Brooktrout, Inc.(a)	461,732
133,700	C-COR, Inc.(a)	902,475
54,100	Comtech Telecommunications Corp.(a)	2,243,527
57,000	Digi International, Inc.(a)	611,610
90,000	Ditech Communications Corp.(a)	606,600
205,600	Harmonic, Inc.(a)	1,196,592
58,300	Inter-Tel, Inc.	1,224,300
91,300	NETGEAR, Inc.(a)	2,196,678
69,200	Network Equipment Technologies, Inc.(a)	319,012
59,400	PC-Tel, Inc.(a)	558,360
129,900	Symmetricom, Inc.(a)	1,005,426
36,800	Tollgrade Communications, Inc.(a)	311,328
62,600	ViaSat, Inc.(a)	1,605,690
		18,923,191

Shares		Value ($)
	Computers & peripherals - 0.6%
314,500	Adaptec, Inc.(a)	1,204,535
115,475	Avid Technology, Inc.(a)	4,780,665
71,700	Hutchinson Technology, Inc.(a)	1,872,804
43,700	SBS Technologies, Inc.(a)	420,831
67,600	Synaptics, Inc.(a)	1,270,880
		9,549,715
	Electronic equipment & instruments - 3.9%
208,800	Aeroflex, Inc.(a)	1,954,368
85,000	Agilysys, Inc.	1,431,400
90,000	Anixter International, Inc.	3,629,700
82,100	Bell Microproducts, Inc.(a)	823,463
116,950	Benchmark Electronics, Inc.(a)	3,522,534
106,000	Checkpoint Systems, Inc.(a)	2,514,320
131,300	Cognex Corp.	3,948,191
87,100	Coherent, Inc.(a)	2,550,288
101,900	CTS Corp.	1,232,990
43,700	Daktronics, Inc.	1,047,926
80,100	Electro Scientific Industries, Inc.(a)	1,791,036
194,500	FLIR Systems, Inc.(a)	5,753,310
62,400	Gerber Scientific, Inc.(a)	489,216
64,500	Global Imaging Systems, Inc.(a)	2,196,225
67,600	Itron, Inc.(a)	3,086,616
39,900	Keithley Instruments, Inc.	582,540
62,800	Littelfuse, Inc.(a)	1,766,564
104,400	Methode Electronics, Inc., Class A	1,202,688
55,300	MTS Systems Corp.	2,088,681
55,900	Park Electrochemical Corp.	1,489,735
102,300	Paxar Corp.(a)	1,723,755
47,500	Photon Dynamics, Inc.(a)	909,625
41,200	Planar Systems, Inc.(a)	338,664
56,500	RadiSys Corp.(a)	1,096,100
45,400	Rogers Corp.(a)	1,756,980
35,400	ScanSource, Inc.(a)	1,725,396
113,300	Technitrol, Inc.	1,735,756
149,800	Trimble Navigation Ltd.(a)	5,046,762
51,500	X-Rite, Inc.	638,600
		58,073,429
	Internet software & services - 0.8%
95,200	Digital Insight Corp.(a)	2,480,912
68,400	j2 Global Communications, Inc.(a)	2,764,728
77,500	MIVA, Inc.(a)	467,325
97,000	WebEx Communications, Inc.(a)	2,377,470
66,800	Websense, Inc.(a)	3,420,828
78,800	Zix Corp.(a)	157,600
		11,668,863
	IT services - 1.6%
84,200	CACI International, Inc., Class A(a)	5,102,520
60,000	Carreker Corp.(a)	423,600
153,900	CIBER, Inc.(a)	1,143,477
126,900	eFunds Corp.(a)	2,389,527

See Accompanying Notes to Financial Statements.

35

Columbia Small Cap Index Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	IT services - (continued)
91,800	Global Payments, Inc.	7,134,696
49,500	Intrado, Inc.(a)	892,485
34,700	iPayment, Inc.(a)	1,313,048
49,600	Mantech International Corp., Class A(a)	1,309,936
53,300	MAXIMUS, Inc.	1,905,475
49,400	Pegasus Solutions, Inc.(a)	443,612
31,500	Startek, Inc.	415,800
59,050	Talx Corp.	1,936,249
		24,410,425
	Semiconductors & semiconductor equipment - 2.9%
70,900	Actel Corp.(a)	1,025,214
79,000	Advanced Energy Industries, Inc.(a)	850,040
105,300	ATMI, Inc.(a)	3,264,300
281,000	Axcelis Technologies, Inc.(a)	1,466,820
127,000	Brooks Automation, Inc.(a)	1,692,910
60,800	Cohu, Inc.	1,437,920
99,200	Cymer, Inc.(a)	3,106,944
80,100	DSP Group, Inc.(a)	2,055,366
99,000	ESS Technology, Inc.(a)	351,450
97,700	Exar Corp.(a)	1,369,754
69,600	FEI Co.(a)	1,339,800
73,000	Helix Technology Corp.	1,076,750
192,800	Kopin Corp.(a)	1,339,960
145,200	Kulicke & Soffa Industries, Inc.(a)	1,052,700
175,200	Microsemi Corp.(a)	4,474,608
73,800	Pericom Semiconductor Corp.(a)	652,392
115,300	Photronics, Inc.(a)	2,236,820
82,300	Power Integrations, Inc.(a)	1,790,025
39,800	Rudolph Technologies, Inc.(a)	536,106
442,800	Skyworks Solutions, Inc.(a)	3,108,456
57,900	Standard Microsystems Corp.(a)	1,731,789
32,400	Supertex, Inc.(a)	971,676
67,200	Ultratech, Inc.(a)	1,047,648
104,000	Varian Semiconductor Equipment Associates, Inc.(a)	4,406,480
74,500	Veeco Instruments, Inc.(a)	1,194,980
		43,580,908
	Software - 3.6%
64,200	Altiris, Inc.(a)	981,618
88,900	ANSYS, Inc.(a)	3,421,761
80,200	Captaris, Inc.(a)	301,552
28,800	Catapult Communications Corp.(a)	528,192
35,600	EPIQ Systems, Inc.(a)	776,792
93,600	FactSet Research Systems, Inc.	3,298,464
115,800	FileNET Corp.(a)	3,230,820
112,100	Hyperion Solutions Corp.(a)	5,453,665
109,200	Internet Security Systems, Inc.(a)	2,621,892
79,700	JDA Software Group, Inc.(a)	1,209,846
88,600	Kronos, Inc.(a)	3,955,104
80,100	Manhattan Associates, Inc.(a)	1,858,320

Shares		Value ($)
	Software - (continued)
57,800	MapInfo Corp.(a)	708,050
107,400	MICROS Systems, Inc.(a)	4,698,750
60,300	MRO Software, Inc.(a)	1,015,452
122,500	Napster, Inc.(a)	490,000
81,600	NYFIX, Inc.(a)	470,832
69,900	Phoenix Technologies Ltd.(a)	526,347
104,000	Progress Software Corp.(a)	3,304,080
63,100	Radiant Systems, Inc.(a)	651,192
80,500	Serena Software, Inc.(a)	1,604,365
68,200	Sonic Solutions(a)	1,466,300
44,900	SPSS, Inc.(a)	1,077,600
48,100	SS&C Technologies, Inc.	1,762,384
198,050	Take-Two Interactive Software, Inc.(a)	4,374,924
173,450	THQ, Inc.(a)	3,697,954
105,100	Verity, Inc.(a)	1,116,162
		54,602,418
	Materials - 5.5%
	Chemicals - 1.0%
66,100	Arch Chemicals, Inc.	1,536,825
95,300	Georgia Gulf Corp.	2,294,824
80,500	H.B. Fuller Co.	2,501,940
69,900	MacDermid, Inc.	1,835,574
35,600	Material Sciences Corp.(a)	536,492
79,900	OM Group, Inc.(a)	1,608,387
114,100	Omnova Solutions, Inc.(a)	498,617
24,700	Penford Corp.	330,239
256,800	PolyOne Corp.(a)	1,556,208
27,200	Quaker Chemical Corp.	472,736
85,500	Schulman (A.), Inc.	1,534,725
48,100	Wellman, Inc.	304,473
		15,011,040
	Construction materials - 1.1%
131,850	Florida Rock Industries, Inc.	8,450,267
116,200	Headwaters, Inc.(a)	4,345,880
63,400	Texas Industries, Inc.	3,448,960
		16,245,107
	Containers & packaging - 0.6%
97,800	AptarGroup, Inc.	4,871,418
80,500	Caraustar Industries, Inc.(a)	883,890
55,000	Chesapeake Corp.	1,011,450
87,300	Myers Industries, Inc.	1,016,172
87,100	Rock-Tenn Co., Class A	1,315,210
		9,098,140
	Metals & mining - 2.4%
27,200	A.M. Castle & Co.(a)	476,000
86,365	Aleris International, Inc.(a)	2,370,719
61,500	AMCOL International Corp.	1,172,805
53,700	Brush Engineered Materials, Inc.(a)	852,756
60,900	Carpenter Technology Corp.	3,569,349
63,800	Century Aluminum Co.(a)	1,434,224
63,700	Chaparral Steel Co.(a)	1,606,514
61,200	Cleveland-Cliffs, Inc.	5,331,132

See Accompanying Notes to Financial Statements.

36

Columbia Small Cap Index Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Metals & mining - (continued)
162,400	Commercial Metals Co.	5,479,376
70,600	Quanex Corp.	4,675,132
77,400	Reliance Steel & Aluminum Co.	4,096,782
63,800	RTI International Metals, Inc.(a)	2,510,530
70,500	Ryerson Tull, Inc.	1,501,650
31,100	Steel Technologies, Inc.	806,423
		35,883,392
	Paper & forest products - 0.4%
92,400	Buckeye Technologies, Inc.(a)	750,288
34,300	Deltic Timber Corp.	1,579,515
41,200	Neenah Paper, Inc.	1,207,160
45,600	Pope & Talbot, Inc.	465,576
42,400	Schweitzer-Mauduit International, Inc.	946,368
143,900	Wausau Paper Corp.	1,800,189
		6,749,096
	Telecommunication services - 0.2%
	Diversified telecommunication services - 0.2%
60,900	Commonwealth Telephone Enterprises, Inc.	2,295,930
130,700	General Communication, Inc., Class A(a)	1,293,930
		3,589,860
	Utilities - 4.6%
	Electric utilities - 1.0%
83,800	ALLETE, Inc.	3,838,878
34,300	Central Vermont Public Service Corp.	600,250
139,600	Cleco Corp.	3,291,768
134,100	El Paso Electric Co.(a)	2,795,985
14,600	Green Mountain Power Corp.	480,778
36,100	UIL Holdings Corp.	1,888,391
97,000	Unisource Energy Corp.	3,224,280
		16,120,330
	Gas utilities - 3.2%
224,600	Atmos Energy Corp.	6,344,950
31,800	Cascade Natural Gas Corp.	692,286
204,900	Energen Corp.	8,863,974
59,100	Laclede Group, Inc.	1,920,159
76,800	New Jersey Resources Corp.	3,531,264
77,100	Northwest Natural Gas Co.	2,869,662
214,100	Piedmont Natural Gas Co.	5,388,897
273,888	Southern Union Co.(a)	7,058,082
107,100	Southwest Gas Corp.	2,933,469
292,200	UGI Corp.	8,225,430
		47,828,173
	Multi-utilities - 0.3%
135,700	Avista Corp.	2,632,580
37,900	CH Energy Group, Inc.	1,799,492
		4,432,072

Shares		Value ($)
	Water utilities - 0.1%
46,900	American States Water Co.	1,569,274
	Total common stocks (Cost of $989,486,818)	1,496,987,966
	Units
	Warrant - 0.0%
2,188	Timco Aviation Services, Inc. Expires 12/31/07(a)(c)	-
	Total warrant (Cost of $0)	-
	Par ($)
	Short-term obligation - 0.5%
7,371,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.700%, collateralized by a U.S. Government Agency Obligation maturing 03/30/06, market value of $7,518,631 (repurchase proceeds $7,373,273)	7,371,000
	Total short-term obligation (Cost of $7,371,000)	7,371,000

Total investments (Cost of $996,857,818)(d)	100.0%	1,504,358,966
Other assets & liabilities, net	(0.0)%	(44,154)
Net assets	100.0%	1,504,314,812

  Notes to Investment Portfolio:

(a) Non-income producing security.

(b) Security pledged as collateral for open futures contracts.

(c) Illiquid security.

(d) Cost for federal income tax purposes is $996,857,818.

See Accompanying Notes to Financial Statements.

37

Columbia Small Cap Index Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

At September 30, 2005, the Fund held investments in the following sectors:

Sector	% of Net Assets
Industrials	17.9%
Consumer discretionary	15.9
Financials	14.7
Information technology	14.7
Health care	13.1
Energy	9.5
Materials	5.5
Utilities	4.6
Consumer staples	3.4
Telecommunciation services	0.2
Warrants	0.0
Short-term obligation	0.5
Other assets & liabilities, net	0.0
100.0%

At September 30, 2005, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
Russell 2000 Index	31	$10,417,550	$10,387,123	Dec-2005	$30,427
Acronym			Name
REIT			Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

38

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39

Statements of assets and liabilities  September 30, 2005 (unaudited)

	Large Cap Index Fund(a)(b)($)	Large Cap Enhanced Core Fund(a)($)	Mid Cap Index Fund(a)($)	Small Cap Index Fund(a)($)
Assets
Unaffiliated investments, at cost	1,969,653,997	364,148,783	1,250,610,094	996,857,818
Affiliated investments, at cost	24,508,886	-	-	-
Total investments, at cost	1,994,162,883	364,148,783	1,250,610,094	996,857,818
Unaffiliated investments, at value	36,973,062	-	-	-
Affiliated investments, at value	2,410,323,554	420,343,578	1,687,803,242	1,504,358,966
Total investments, at value	2,447,296,616	420,343,578	1,687,803,242	1,504,358,966
Cash	414	90	268	54
Foreign currency (cost of $112)	-	108	-	-
Net unrealized appreciation on foreign forward currency contracts	-	217,348	-	-
Net unrealized appreciation on swap contracts	-	285,792	-	-
Receivable for:
Investments sold	-	-	-	517,418
Capital stock sold	3,496,089	311,619	1,673,291	1,713,304
Interest	2,413	1,690	2,714	3,810
Dividends	2,724,682	465,159	998,193	989,798
Futures variation margin	56,505	64,262	204,092	68,235
Expense reimbursement due from Investment Advisor	123,867	35,493	135,535	27,700
Deferred compensation plan	8,104	-	-	1,874
Other assets	-	6,224	2,848	2,144
Total assets	2,453,708,690	421,731,363	1,690,820,183	1,507,683,303
Liabilities
Net unrealized depreciation on foreign forward currency contracts	-	158,204	-	-
Net unrealized depreciation on swap contracts	-	161,380	-	-
Payable for:
Investments purchased	1,205,356	-	-	2,142,488
Capital stock redeemed	3,341,864	1,169,639	846,778	744,329
Written options, at value (premium of $1,051,250)	-	430,000	-	-
Investment advisory fee	142,760	117,575	137,155	97,434
Administration fee	142,632	57,236	137,173	98,149
Transfer agent fee	25,529	19,276	119,269	61,608
Trustees' fees	74,759	69,311	41,879	69,733
Service and distribution fees	10,621	3,581	2,842	4,106
Custody fee	8,668	-	37	6,875
Chief compliance officer expenses and fees	2,833	1,229	2,907	2,193
Deferred compensation plan	8,104	-	-	1,874
Other liabilities	292,371	113,358	95,250	139,702
Total liabilities	5,255,497	2,300,789	1,383,290	3,368,491
Net assets	2,448,453,193	419,430,574	1,689,436,893	1,504,314,812
Net assets consist of
Paid-in capital	2,201,499,609	353,167,011	1,198,902,149	1,020,108,292
Undistributed net investment income	19,255,675	3,468,393	15,233,041	6,391,167
Accumulated net realized gain (loss)	(225,328,075)	6,090,674	38,032,425	(29,716,222)
Unrealized appreciation (depreciation) on:
Investments	453,133,733	56,194,795	437,193,148	507,501,148
Foreign currency translations	-	59,140	-	-
Swap contracts	-	124,412	-	-
Futures contracts	(107,749)	(295,101)	76,130	30,427
Written options	-	621,250	-	-
Net assets	2,448,453,193	419,430,574	1,689,436,893	1,504,314,812
Class A
Net assets	68,874,817	17,466,429	13,952,642	34,335,833
Shares outstanding	2,899,126	1,274,965	1,183,772	1,647,477
Net asset value per share	23.76	13.70	11.79	20.84
Class B
Net assets	13,090,246	-	-	-
Shares outstanding	551,037	-	-	-
Net asset value and offering price per share	23.76	-	-	-
Class Z
Net assets	2,366,488,130	401,964,145	1,675,484,251	1,469,978,979
Shares outstanding	98,809,003	29,218,566	141,718,782	70,132,150
Net asset value and offering price per share	23.95	13.76	11.82	20.96

(a) On August 22, 2005, the Fund's Investor A and Primary A shares were redesignated Class A and Class Z shares, respectively.

(b) The Fund's Class B shares commenced operations on September 23, 2005.

See Accompanying Notes to Financial Statements.

40

Statements of operations

For the six months ended September 30, 2005 (unaudited)

	Large Cap Index Fund(a)(b)($)	Large Cap Enhanced Core Fund(a)($)	Mid Cap Index Fund(a)($)	Small Cap Index Fund(a)($)
Net investment income
Income
Dividends	13,511,760	3,146,973	9,807,296	5,887,951
Dividends from affiliates	730,363	-	48,177	-
Interest	210,880	240,354	249,166	66,959
Securities lending	51,796	177	56,155	52,456
Total income	14,504,799	3,387,504	10,160,794	6,007,366
Expenses
Investment advisory fee	796,415	655,135	817,953	556,843
Administration fee	796,415	318,208	817,758	556,843
Distribution fee - Class B	1,337	-	-	-
Service fee:
Class A	48,385	21,498	15,163	20,781
Class B	446	-	-	-
Transfer agent fee	141,303	39,122	197,107	123,243
Trustees' fees	6,877	7,210	7,210	7,210
Custody fee	53,213	17,718	55,298	53,047
Chief compliance officer expenses and fees (see Note 4)	5,149	1,229	5,437	4,103
Non-recurring costs (see Note 9)	296,332	69,686	304,338	207,179
Other expenses	111,848	127,644	116,962	108,883
Total operating expenses	2,257,720	1,257,450	2,337,226	1,638,132
Interest expense	-	-	5,822	1,323
Total expenses	2,257,720	1,257,450	2,343,048	1,639,455
Expenses waived/reimbursed by investment advisor	(799,631)	(230,207)	(877,408)	(240,378)
Non-recurring costs assumed by investment advisor (see Note 9)	(296,332)	(69,686)	(304,338)	(207,179)
Custody earnings credit	(180)	(152)	(1,278)	(521)
Net expenses	1,161,577	957,405	1,160,024	1,191,377
Net investment income	13,343,222	2,430,099	9,000,770	4,815,989
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts, written options and swap contracts
Net realized gain (loss) on:
Unaffiliated investments	(10,002,606)	7,654,144	50,819,304	15,201,789
Affiliated investments	(195,951)	-	-	-
Foreign currency transactions	-	50,432	-	-
Swap contracts	-	252,378	-	-
Futures contracts	267,496	944,621	1,840,478	441,468
Written options	-	(75,131)	-	-
Net realized gain (loss)	(9,931,061)	8,826,444	52,659,782	15,643,257
Net change in unrealized appreciation (depreciation) on:
Investments	82,215,670	7,707,234	84,743,033	86,206,695
Foreign currency translations	-	59,140	-	-
Swap contracts	-	(174,611)	-	-
Futures contracts	591,299	53,268	156,110	110,271
Written options	-	146,777	-	-
Net change in unrealized appreciation (depreciation)	82,806,969	7,791,808	84,899,143	86,316,966
Net gain	72,875,908	16,618,252	137,558,925	101,960,223
Net increase resulting from operations	86,219,130	19,048,351	146,559,695	106,776,212

(a) On August 22, 2005, the Fund's Investor A and Primary A shares were redesignated Class A and Class Z shares, respectively.

(b) The Fund's Class B shares commenced operations on September 23, 2005.

See Accompanying Notes to Financial Statements.

41

Statements of changes in net assets

	Large Cap Index Fund		Large Cap Enhanced Core Fund
	(unaudited) Six months ended September 30, 2005(a)($)	Year ended March 31, 2005($)	(unaudited) Six months ended September 30, 2005(a)($)	Year ended March 31, 2005($)
Increase (decrease) in net assets
Operations
Net investment income	13,343,222	25,440,031	2,430,099	4,335,004
Net realized gain (loss) on investments, foreign currency transactions, swap contracts, futures contracts and written options	(9,931,061)	(9,726,802)	8,826,444	15,339,265
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, swap contracts, futures contracts and written options	82,806,969	67,191,107	7,791,808	(302,193)
Net increase resulting from operations	86,219,130	82,904,336	19,048,351	19,372,076
Distributions to shareholders
From net investment income:
Class A	-	(556,182)	-	(283,789)
Class Z	-	(23,524,760)	-	(5,588,558)
From net realized gains:
Class A	-	-	(466,159)	(1,058,830)
Class Z	-	-	(9,496,558)	(14,431,282)
Total distributions to shareholders	-	(24,080,942)	(9,962,717)	(21,362,459)
Net capital share transactions	838,943,239	185,901,239	67,684,867	79,735,384
Net increase in net assets	925,162,369	244,724,633	76,770,501	77,745,001
Net assets
Beginning of period	1,523,290,824	1,278,566,191	342,660,073	264,915,072
End of period	2,448,453,193	1,523,290,824	419,430,574	342,660,073
Undistributed net investment income, at end of period	19,255,675	5,912,453	3,468,393	1,038,294

	Mid Cap Index Fund		Small Cap Index Fund
	(unaudited) Six months ended September 30, 2005(a)($)	Year ended March 31, 2005($)	(unaudited) Six months ended September 30, 2005(a)($)	Year ended March 31, 2005($)
Increase (decrease) in net assets
Operations
Net investment income	9,000,770	18,477,464	4,815,989	8,751,970
Net realized gain (loss) on investments, foreign currency transactions, swap contracts, futures contracts and written options	52,659,782	57,216,448	15,643,257	22,989,714
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, swap contracts, futures contracts and written options	84,899,143	82,682,691	86,316,966	89,989,208
Net increase resulting from operations	146,559,695	158,376,603	106,776,212	121,730,892
Distributions to shareholders
From net investment income:
Class A	-	(68,564)	-	(74,685)
Class Z	-	(15,091,410)	-	(8,127,743)
From net realized gains:
Class A	(122,805)	(225,324)	(63,075)	(591,850)
Class Z	(19,122,951)	(40,571,992)	(4,293,688)	(40,318,404)
Total distributions to shareholders	(19,245,756)	(55,957,290)	(4,356,763)	(49,112,682)
Net capital share transactions	(48,488,261)	38,963,576	315,445,170	87,030,653
Net increase in net assets	78,825,678	141,382,889	417,864,619	159,648,863
Net assets
Beginning of period	1,610,611,215	1,469,228,326	1,086,450,193	926,801,330
End of period	1,689,436,893	1,610,611,215	1,504,314,812	1,086,450,193
Undistributed net investment income, at end of period	15,233,041	6,232,271	6,391,167	1,575,178

(a) On August 22, 2005, the Fund's Investor A and Primary A shares were redesignated Class A and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

42

Statements of changes in net assets (continued)

See Accompanying Notes to Financial Statements.

43

Schedules of capital stock activity

	Large Cap Index Fund
	(unaudited) Six months ended September 30, 2005(a)(b)		Year ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A
Subscriptions	215,658	4,967,252	488,514	10,799,316
Proceeds received in connection with merger	1,305,295	30,658,129	-	-
Distributions reinvested	-	-	20,886	484,767
Redemptions	(258,114)	(5,978,415)	(406,206)	(8,978,334)
Net increase (decrease)	1,262,839	29,646,966	103,194	2,305,749
Class B
Subscriptions	63	1,465	-	-
Proceeds received in connection with merger	552,974	12,990,420	-	-
Redemptions	(2,000)	(47,205)	-	-
Net increase	551,037	12,944,680	-	-
Class Z
Subscriptions	5,666,929	131,201,215	17,581,892	397,570,296
Proceeds received in connection with merger	34,043,767	806,234,681	-	-
Distributions reinvested	-	-	629,553	14,700,065
Redemptions	(6,033,771)	(141,084,303)	(10,246,023)	(228,674,871)
Net increase	33,676,925	796,351,593	7,965,422	183,595,490

(a) On August 22, 2005, the Fund's Investor A and Primary A shares were redesignated Class A and Class Z shares, respectively.

(b) The Fund's Class B shares commenced operations on September 23, 2005.

See Accompanying Notes to Financial Statements.

44

Schedules of capital stock activity (continued)

	Large Cap Enhanced Core Fund
	(unaudited) Six months ended September 30, 2005(a)		Year ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A
Subscriptions	115,438	1,531,950	203,332	2,668,743
Proceeds received in connection with merger	-	-	-	-
Distributions reinvested	-	-	83,530	1,074,096
Redemptions	(156,372)	(2,092,072)	(352,923)	(4,681,179)
Net increase (decrease)	(40,934)	(560,122)	(66,061)	(938,340)
Class B
Subscriptions	-	-	-	-
Proceeds received in connection with merger	-	-	-	-
Redemptions	-	-	-	-
Net increase	-	-	-	-
Class Z
Subscriptions	6,571,883	88,595,660	9,235,456	123,029,685
Proceeds received in connection with merger	-	-	-	-
Distributions reinvested	-	-	150,131	1,940,083
Redemptions	(1,511,129)	(20,350,671)	(3,344,555)	(44,296,044)
Net increase	5,060,754	68,244,989	6,041,032	80,673,724

See Accompanying Notes to Financial Statements.

45

Schedules of capital stock activity (continued)

	Mid Cap Index Fund
	(unaudited) Six months ended September 30, 2005(a)		Year ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A
Subscriptions	586,183	6,596,824	785,512	8,120,579
Proceeds received in connection with merger	-	-	-	-
Distributions reinvested	-	-	23,958	258,360
Redemptions	(282,070)	(3,213,523)	(649,455)	(6,740,529)
Net increase	304,113	3,383,301	160,015	1,638,410
Class Z
Subscriptions	7,379,015	83,737,202	26,306,044	269,827,365
Proceeds received in connection with merger	-	-	-	-
Distributions reinvested	-	-	1,319,187	13,858,146
Redemptions	(12,029,381)	(135,608,764)	(23,579,553)	(246,360,345)
Net increase (decrease)	(4,650,366)	(51,871,562)	4,045,678	37,325,166

(a) On August 22, 2005, the Fund's Investor A and Primary A shares were redesignated Class A and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

46

Schedules of capital stock activity (continued)

	Small Cap Index Fund
	(unaudited) Six months ended September 30, 2005(a)		Year ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A
Subscriptions	207,909	4,067,110	466,188	8,449,989
Proceeds received in connection with merger	812,898	16,589,979	-	-
Distributions reinvested	2,853	54,004	32,790	571,135
Redemptions	(124,648)	(2,465,830)	(451,506)	(8,211,088)
Net increase	899,012	18,245,263	47,472	810,036
Class Z
Subscriptions	3,069,558	61,175,410	12,964,318	237,106,296
Proceeds received in connection with merger	16,314,826	334,890,203	-	-
Distributions reinvested	60,378	1,148,563	680,214	11,973,008
Redemptions	(5,043,745)	(100,014,269)	(8,852,614)	(162,858,687)
Net increase (decrease)	14,401,017	297,199,907	4,791,918	86,220,617

See Accompanying Notes to Financial Statements.

47

Financial highlights

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)(a)		Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Large Cap Index Fund
Class A Shares
For six months ended 9/30/2005 (unaudited)(d)	$22.67	$0.15		$0.94	$1.09	$-	$-		$-
Year ended 3/31/2005	21.65	0.37	(h)	1.01	1.38	(0.36)	-		(0.36)
Year ended 3/31/2004	16.27	0.24		5.37	5.61	(0.23)	-		(0.23)
Year ended 3/31/2003	21.98	0.20		(5.75)	(5.55)	(0.16)	-		(0.16)
Year ended 3/31/2002	22.24	0.18		(0.26)	(0.08)	(0.18)	-		(0.18)
Year ended 3/31/2001	28.76	0.17		(6.52)	(6.35)	(0.17)	-	(m)	(0.17)
Class B Shares
For period ended 9/30/2005 (unaudited)(n)	$23.49	$-	(m)	$0.27	$0.27	$-	$-		$-
Class Z Shares
For six months ended 9/30/2005 (unaudited)(d)	$22.82	$0.19		$0.94	$1.13	$-	$-		$-
Year ended 3/31/2005	21.79	0.43	(h)	1.01	1.44	(0.41)	-		(0.41)
Year ended 3/31/2004	16.37	0.30		5.39	5.69	(0.27)	-		(0.27)
Year ended 3/31/2003	22.09	0.25		(5.77)	(5.52)	(0.20)	-		(0.20)
Year ended 3/31/2002	22.35	0.24		(0.27)	(0.03)	(0.23)	-		(0.23)
Year ended 3/31/2001	28.90	0.24		(6.55)	(6.31)	(0.24)	-	(m)	(0.24)

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets(c)		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets(c)
Large Cap Index Fund
Class A Shares
For six months ended 9/30/2005 (unaudited)(d)	$23.76	4.81	%(e)	$68,875	0.39	%(f)	1.43	%(f)	2	%(e)	0.53	%(f)(g)
Year ended 3/31/2005	22.67	6.33		37,088	0.39		1.67		4		0.53	(i)
Year ended 3/31/2004	21.65	34.50		33,188	0.51	(j)	1.23		1		0.75	(k)
Year ended 3/31/2003	16.27	(25.28)		23,660	0.60	(l)	1.14		6		0.94
Year ended 3/31/2002	21.98	(0.30)		33,238	0.60	(l)	0.80		7		0.93
Year ended 3/31/2001	22.24	(22.18)		27,417	0.60	(l)	0.63		8		0.93
Class B Shares
For period ended 9/30/2005 (unaudited)(n)	$23.76	1.15	%(e)	$13,090	1.14	%(f)	0.68	%(f)	2	%(e)	1.25	%(f)(g)
Class Z Shares
For six months ended 9/30/2005 (unaudited)(d)	$23.95	4.95	%(e)	$2,366,488	0.14	%(f)	1.68	%(f)	2	%(e)	0.28	%(f)(g)
Year ended 3/31/2005	22.82	6.57		1,486,203	0.14		1.92		4		0.28	(i)
Year ended 3/31/2004	21.79	34.82		1,245,378	0.26	(j)	1.48		1		0.50	(k)
Year ended 3/31/2003	16.37	(25.05)		918,184	0.35	(l)	1.39		6		0.69
Year ended 3/31/2002	22.09	(0.09)		1,283,450	0.35	(l)	1.05		7		0.68
Year ended 3/31/2001	22.35	(21.94)		2,021,690	0.35	(l)	0.88		8		0.68

(a)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(d)  On August 22, 2005, the Fund's Investor A and Primary A shares were redesignated Class A and Class Z shares, respectively.

(e)  Not annualized.

(f)  Annualized.

(g)  The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 8) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.49% for Class A shares, 1.21% for Class B shares and 0.24% for Class Z shares.

(h)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.07 per share.

(i)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.50% for Investor A shares and 0.25% for Primary A shares.

(j)  The Reimbursement from Investment Adviser is included in the ratio of operating expenses to average net asset (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

(k)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.72% for Investor A shares and 0.47% for Primary A shares.

(l)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(m)  Amount represents less than $0.01 per share.

(n)  The Fund's Class B shares commenced operations on September 23, 2005.

See Accompanying Notes to Financial Statements.

48

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

49

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)(a)		Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Large Cap Enhanced Core Fund
Class A Shares
For six months ended 9/30/2005 (unaudited)(d)	$13.41	$0.07		$0.59	$0.66	$-	$(0.37)	$(0.37)
Year ended 3/31/2005	13.56	0.17	(h)	0.66	0.83	(0.21)	(0.77)	(0.98)
Year ended 3/31/2004	9.98	0.11		3.59	3.70	(0.12)	-	(0.12)
Year ended 3/31/2003	13.99	0.10		(3.51)	(3.41)	(0.06)	(0.54)	(0.60)
Year ended 3/31/2002	14.89	0.09		0.39	0.48	(0.09)	(1.29)	(1.38)
Year ended 3/31/2001	22.04	0.08		(4.47)	(4.39)	(0.07)	(2.69)	(2.76)
Class Z Shares
For six months ended 9/30/2005 (unaudited)(d)	$13.45	$0.09		$0.59	$0.68	$-	$(0.37)	$(0.37)
Year ended 3/31/2005	13.59	0.20	(h)	0.67	0.87	(0.24)	(0.77)	(1.01)
Year ended 3/31/2004	10.00	0.15		3.59	3.74	(0.15)	-	(0.15)
Year ended 3/31/2003	14.00	0.14		(3.53)	(3.39)	(0.07)	(0.54)	(0.61)
Year ended 3/31/2002	14.90	0.13		0.38	0.51	(0.12)	(1.29)	(1.41)
Year ended 3/31/2001	22.04	0.13		(4.46)	(4.33)	(0.12)	(2.69)	(2.81)

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets(c)		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets(c)
Large Cap Enhanced Core Fund
Class A Shares
For six months ended 9/30/2005 (unaudited)(d)	$13.70	5.07	%(e)	$17,466	0.75	%(f)	1.06	%(f)	138	%(e)	0.91	%(f)(g)
Year ended 3/31/2005	13.41	6.59		17,653	0.75		1.27		218		1.00	(i)
Year ended 3/31/2004	13.56	37.08		18,734	0.75	(j)(k)	0.98		307		1.01	(l)
Year ended 3/31/2003	9.98	(25.24)		15,663	0.75	(j)	1.01		366		1.05
Year ended 3/31/2002	13.99	2.55		25,420	0.75	(j)	0.64		345		1.00
Year ended 3/31/2001	14.89	(21.75)		32,402	0.75	(j)	0.42		97		0.95
Class Z Shares
For six months ended 9/30/2005 (unaudited)(d)	$13.76	5.21	%(e)	$401,964	0.50	%(f)	1.31	%(f)	138	%(e)	0.66	%(f)(g)
Year ended 3/31/2005	13.45	6.90		325,008	0.50		1.52		218		0.75	(i)
Year ended 3/31/2004	13.59	37.41		246,181	0.50	(j)(k)	1.23		307		0.76	(l)
Year ended 3/31/2003	10.00	(25.03)		191,535	0.50	(j)	1.26		366		0.80
Year ended 3/31/2002	14.00	2.80		190,130	0.50	(j)	0.89		345		0.75
Year ended 3/31/2001	14.90	(21.49)		345,795	0.50	(j)	0.67		97		0.70

(a)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(d)  On August 22, 2005, the Fund's Investor A and Primary A shares were redesignated Class A and Class Z shares, respectively.

(e)  Not annualized.

(f)  Annualized.

(g)  The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 8) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.87% for Class A shares and 0.62% for Class Z shares.

(h)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(i)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.97% for Investor A shares and 0.72% for Primary A shares.

(j)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(k)  The Reimbursement from Investment Adviser is included in the ratio of operating expenses to average net asset (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

(l)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.98% for Investor A shares and 0.73% for Primary A shares.

See Accompanying Notes to Financial Statements.

50

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

51

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions	Net asset value end of period
Mid Cap Index Fund
Class A Shares
For six months ended 9/30/2005 (unaudited)(b)(c)	$10.92	$0.05	$0.95	$1.00	$-	$(0.13)	$(0.13)	$11.79
Year ended 3/31/2005(b)	10.26	0.10	0.91	1.01	(0.08)	(0.27)	(0.35)	10.92
Year ended 3/31/2004(b)	6.96	0.06	3.30	3.36	(0.06)	- (j)	(0.06)	10.26
Year ended 3/31/2003(b)	9.33	0.05	(2.26)	(2.21)	(0.04)	(0.12)	(0.16)	6.96
Year ended 3/31/2002(b)	8.41	0.05	1.46	1.51	(0.04)	(0.55)	(0.59)	9.33
Period ended 3/31/2001(m)	9.55	0.05	(0.24)	(0.19)	(0.06)	(0.89)	(0.95)	8.41
Class Z Shares
For six months ended 9/30/2005 (unaudited)(b)(c)	$10.94	$0.06	$0.95	$1.01	$-	$(0.13)	$(0.13)	$11.82
Year ended 3/31/2005(b)	10.27	0.13	0.91	1.04	(0.10)	(0.27)	(0.37)	10.94
Year ended 3/31/2004(b)	6.96	0.09	3.29	3.38	(0.07)	- (j)	(0.07)	10.27
Year ended 3/31/2003(b)	9.31	0.06	(2.25)	(2.19)	(0.04)	(0.12)	(0.16)	6.96
Year ended 3/31/2002(b)	8.39	0.07	1.46	1.53	(0.06)	(0.55)	(0.61)	9.31
Period ended 3/31/2001(m)	10.00	0.08	(0.72)	(0.64)	(0.08)	(0.89)	(0.97)	8.39

						Ratio of operating expenses						Without waivers and/or expense reimbursement
	Total return(a)		Net assets end of period (000)	Ratio of operating expenses to average net assets		including interest expense to average net assets		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
Mid Cap Index Fund
Class A Shares
For six months ended 9/30/2005 (unaudited)(b)(c)	9.29	%(d)	$13,953	0.39%(e)(f)(g)		0.39%(e)(f)(g)		0.86	%(f)	9	%(d)	0.54%(f)(g)(h)
Year ended 3/31/2005(b)	10.03		9,606	0.39	(e)	0.39	(e)	0.96		18		0.53	(i)
Year ended 3/31/2004(b)	48.31		7,385	0.50	(e)(g)(k)	0.50	(e)(g)(k)	0.70		9		0.75	(g)(l)
Year ended 3/31/2003(b)	(23.98)		2,189	0.60	(g)	0.60	(g)	0.59		15		0.95	(g)
Year ended 3/31/2002(b)	17.99		1,123	0.60	(g)	0.60	(g)	0.57		16		0.97	(g)
Period ended 3/31/2001(m)	(2.84)		215	0.60	(f)(g)	0.60	(f)(g)	0.57	(f)	69		1.00	(f)(g)
Class Z Shares
For six months ended 9/30/2005 (unaudited)(b)(c)	9.37	%(d)	$1,675,484	0.14%(e)(f)(g)		0.14%(e)(f)(g)		1.10	%(f)	9	%(d)	0.29%(f)(g)(h)
Year ended 3/31/2005(b)	10.32		1,601,005	0.14	(e)	0.14	(e)	1.21		18		0.28	(i)
Year ended 3/31/2004(b)	48.67		1,461,843	0.25	(e)(g)(k)	0.25	(e)(g)(k)	0.95		9		0.50	(g)(l)
Year ended 3/31/2003(b)	(23.77)		860,997	0.35	(g)	0.35	(g)	0.84		15		0.70	(g)
Year ended 3/31/2002(b)	18.29		679,205	0.35	(g)	0.35	(g)	0.82		16		0.72	(g)
Period ended 3/31/2001(m)	(7.27)		342,503	0.35	(g)	0.36	(g)	0.82		69		0.75	(g)

(a)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(b)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(c)  On August 22, 2005, the Fund's Investor A and Primary A shares were redesignated Class A and Class Z shares, respectively.

(d)  Not annualized.

(e)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(f)  Annualized.

(g)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(h)  The effect of the non-recurring costs assumed by Bank of America Corporation (See Note 8) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.50% for Investor A shares and 0.25% for Primary A shares.

(i)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.50% for Investor A shares and 0.25% for Primary A shares.

(j)  Amount represents less than $0.01 per share.

(k)  The Reimbursement from Investment Advisor is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

(l)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and /or expense reimbursements would have been 0.72% for Investor A shares and 0.47% for Primary A shares.

(m)  The Fund's Primary A and Investor A shares were first offered on May 31, 2000 and March 31, 2000, respectively.

See Accompanying Notes to Financial Statements.

52

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

53

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)(a)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions	Net asset value end of period
Small Cap Index Fund
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)	$19.16	$0.06	$1.70	$1.76	$-	$(0.08)	$(0.08)	$20.84
Year ended 3/31/2005	17.88	0.12	2.03	2.15	(0.10)	(0.77)	(0.87)	19.16
Year ended 3/31/2004	11.57	0.05	6.39	6.44	(0.08)	(0.05)	(0.13)	17.88
Year ended 3/31/2003	15.60	0.03	(3.99)	(3.96)	(0.01)	(0.06)	(0.07)	11.57
Year ended 3/31/2002	13.22	0.03	2.72	2.75	(0.04)	(0.33)	(0.37)	15.60
Year ended 3/31/2001	13.52	0.04	(0.32)	(0.28)	(0.02)	-	(0.02)	13.22
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)	$19.24	$0.08	$1.72	$1.80	$-	$(0.08)	$(0.08)	$20.96
Year ended 3/31/2005	17.95	0.16	2.04	2.20	(0.14)	(0.77)	(0.91)	19.24
Year ended 3/31/2004	11.59	0.09	6.40	6.49	(0.08)	(0.05)	(0.13)	17.95
Year ended 3/31/2003	15.63	0.07	(4.00)	(3.93)	(0.05)	(0.06)	(0.11)	11.59
Year ended 3/31/2002	13.24	0.06	2.73	2.79	(0.07)	(0.33)	(0.40)	15.63
Year ended 3/31/2001	13.53	0.08	(0.31)	(0.23)	(0.06)	-	(0.06)	13.24

						Ratio of operating expenses						Without waivers and/or expense reimbursement
	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets(c)		including interest expense to average net assets(c)		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets(c)
Small Cap Index Fund
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)	9.22	%(e)	$34,336	0.46	%(f)(g)	0.46	%(f)(g)	0.64	%(g)	10	%(e)	0.54	%(g)(h)
Year ended 3/31/2005	12.58		14,337	0.46		0.46	(i)	0.64		16		0.57	(i)
Year ended 3/31/2004	55.73		12,534	0.56	(j)	0.56	(i)(j)	0.32		16		0.78	(k)
Year ended 3/31/2003	(25.46)		7,814	0.65		0.65		0.26		26		1.01
Year ended 3/31/2002	20.97		8,724	0.65		0.65		0.21		18		1.01
Year ended 3/31/2001	(2.06)		6,517	0.66		0.66		0.31		65		1.04
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)	9.39	%(e)	$1,469,979	0.21	%(f)(g)	0.21	%(f)(g)	0.87	%(g)	10	%(e)	0.29	%(g)(h)
Year ended 3/31/2005	12.84		1,072,113	0.21		0.21	(i)	0.89		16		0.32	(i)
Year ended 3/31/2004	56.11		914,267	0.31	(j)	0.31	(i)(j)	0.57		16		0.53	(k)
Year ended 3/31/2003	(25.26)		517,680	0.40		0.40		0.51		26		0.76
Year ended 3/31/2002	21.30		499,084	0.40		0.40		0.46		18		0.76
Year ended 3/31/2001	(1.74)		256,465	0.41		0.41		0.56		65		0.79

(a)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(d)  On August 22, 2005, the Fund's Investor A and Primary A shares were redesignated Class A and Class Z shares, respectively.

(e)  Not annualized.

(f)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(g)  Annualized.

(h)  The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 8) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.50% for Class A shares and 0.25% for Class Z shares.

(i)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.54% for Investor A shares and 0.29% for Primary A shares.

(j)  The Reimbursement from Investment Adviser is included in the ratio of operating expenses to average net asset (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

(k)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.76% for Investor A shares and 0.51% for Primary A shares.

See Accompanying Notes to Financial Statements.

54

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

55

Notes to financial statements  September 30, 2005 (unaudited)

Note 1.  Organization

Columbia Funds Series Trust (the "Trust"), formerly Nations Funds Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. Information presented in these financial statements pertains to the following portfolios of the Trust (each a "Fund" and collectively, the "Funds"):

Fund Name	Former Fund Name
Columbia Large Cap Index Fund	Nations LargeCap Index Fund

Columbia Large Cap Enhanced Core Fund	Nations LargeCap Enhanced Core Fund

Columbia Mid Cap Index Fund	Nations MidCap Index Fund

Columbia Small Cap Index Fund	Nations SmallCap Index Fund

On September 23, 2005, Nations Funds Trust was renamed Columbia Funds Series Trust. Also on that date, each of the Funds presented in these financial statements was renamed as disclosed above.

Investment goals: Columbia Large Cap Index Fund seeks investment results that (before fees and expenses) correspond to the total return of the Standard and Poor's 500 Composite Stock Price Index. Columbia Large Cap Enhanced Core Fund seeks, over the long term, to provide a total return that (before fees and expenses) exceeds the total return of the Standard and Poor's 500 Composite Stock Price Index. Columbia Mid Cap Index Fund seeks investment results that (before fees and expenses) correspond to the total return of the Standard and Poor's MidCap 400 Index. Columbia Small Cap Index Fund seeks investment results that (before fees and expenses) correspond to the total return of the Standard and Poor's SmallCap 600 Index.

Fund shares: Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund currently offer two classes of shares: Class A and Class Z shares. Columbia Large Cap Index Fund offers three classes of shares: Class A, Class B and Class Z shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class. On August 22, 2005, Investor A and Primary A shares of the Funds were redesignated Class A and Class Z shares, respectively. On September 23, 2005, the Class B shares of the Columbia Large Cap Index Fund commenced operations.

Note 2.  Significant accounting policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year financial statement presentation. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

Security transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures contracts: All Funds may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent

56

Notes to financial statements (continued)  September 30, 2005 (unaudited)

payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Funds may purchase and write call and put options on securities, futures and swap contracts ("swaptions"). A Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures, and to seek to enhance return.

The Funds may write covered call options and put options on securities in which they are permitted to invest from time to time in seeking to attain each Fund's objective. Call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price. In the case of put options, a Fund is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Funds may also write combinations of covered puts and calls on the same underlying security. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Funds typically receive a premium from writing a put or call option, which would increase the Funds' return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

Swaps: The Funds may engage in swap transactions such as interest rate, total return, index, variance or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of assets and liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund's basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

57

Notes to financial statements (continued)  September 30, 2005 (unaudited)

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts.

Foreign currency transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. London time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency contracts: Generally, each Fund may enter into forward foreign currency contracts only under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment advisor or sub-advisor believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of assets and liabilities. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities.

Repurchase agreements: Each Fund may engage in repurchase agreement transactions with institutions that the Funds' investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Income recognition: Interest income is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

The Funds estimate components of distributions from real estate investment trusts (REITs). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as realized gains.

58

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Expenses: General expenses of the Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

Dividends and distributions to shareholders: Distributions from net investment income are declared and paid at least annually for each of the Funds. The Funds may, however, declare and pay distributions from net investment income more frequently. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal income tax status: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust's organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be minimal.

Note 3.  Federal tax information

The tax character of distributions paid during the year ended March 31, 2005 was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains
Columbia Large Cap Index Fund	$24,080,942	$-
Columbia Large Cap Enhanced Core Fund	14,435,956	6,926,503
Columbia Mid Cap Index Fund	17,695,939	38,261,351
Columbia Small Cap Index Fund	11,844,153	37,268,529

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2005, based on cost of investments for federal income tax purposes was:

Fund	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Columbia Large Cap Index Fund	$683,046,783	$(229,913,050)	$453,133,733
Columbia Large Cap Enhanced Core Fund	64,646,198	(8,451,403)	56,194,795
Columbia Mid Cap Index Fund	524,944,863	(87,751,715)	437,193,148
Columbia Small Cap Index Fund	568,944,802	(61,443,654)	507,501,148

The following capital loss carryforwards, determined as of March 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	Expiring in 2009	Expiring in 2010	Expiring in 2011
Columbia Large Cap Index Fund	$29,894,308	$39,881,372	$114,143,427

Note 4.  Fees and compensation paid to affiliates

Investment advisory fee: Columbia Management Advisors, LLC ("Columbia") is the investment advisor to the Funds. Prior to September 30, 2005, Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of

59

Notes to financial statements (continued)  September 30, 2005 (unaudited)

America, N.A., which in turn is a wholly-owned banking subsidiary of Bank of America Corporation ("BOA"), was the investment advisor to the Funds, under the same fee structure. On September 30, 2005, Columbia Management Advisors, Inc., a wholly-owned subsidiary of BOA, merged into BACAP. At that time, the combined investment advisor was then renamed Columbia Management Advisors, LLC.

Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates:

	Fees on Average Net Assets
Fund	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Large Cap Index Fund	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Columbia Large Cap Enhanced Core Fund	0.35%	0.30%	0.25%	0.20%	0.18%	0.16%
Columbia Mid Cap Index Fund	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Columbia Small Cap Index Fund	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%

For the six months ended September 30, 2005, the annualized effective investment advisory fee rates for the Funds were as follows:

Fund	Annualized Effective Fee Rate
Columbia Large Cap Index Fund	0.10%
Columbia Large Cap Enhanced Core Fund	0.35%
Columbia Mid Cap Index Fund	0.10%
Columbia Small Cap Index Fund	0.10%

Administration fee: Columbia provides administrative and other services to the Funds. State Street Bank and Trust Company ("State Street") serves as the sub-administrator to the Funds. Prior to August 22, 2005, BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of BOA, served as the administrator to the Funds under the same fee structure and Bank of New York ("BNY") served as the sub-administrator to the Funds.

Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly based on each Fund's average daily net assets at the following annual rates:

Fund	Annual Rate
Columbia Large Cap Index Fund	0.10%
Columbia Large Cap Enhanced Core Fund	0.17%
Columbia Mid Cap Index Fund	0.10%
Columbia Small Cap Index Fund	0.10%

Transfer agent fee: Columbia Management Services, Inc. (the "Transfer Agent"), formerly known as Columbia Funds Services, Inc., an affiliate of Columbia and a wholly-owned subsidiary of BOA, provides shareholder services to the Funds. The Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Prior to August 22, 2005, PFPC Inc. ("PFPC") served as the transfer agent for the Funds' shares and BOA served as the sub-transfer agent for the Class Z shares (formerly Primary A shares) of the Funds. On August 22, 2005, Columbia Funds Services, Inc. was renamed Columbia Management Services, Inc.

Effective August 22, 2005, for accounts other than omnibus accounts, the Transfer Agent receives a fee, paid monthly, at the annual rate of $15.23 per open account. For omnibus accounts, the Transfer Agent receives a fee at the maximum annual rate of 0.11% of the net assets within each omnibus account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to August 22, 2005, BOA was entitled to receive from PFPC a fee equal to the costs incurred by BOA in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the

60

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Class Z shares of each Fund. These amounts are included in "Transfer agent fees" on the Statements of operations. For the period ended August 22, 2005, BOA earned sub-transfer agent fees from the Funds as follows:

Fund	Sub-Transfer Agent Fee
Columbia Large Cap Index Fund	$9,166
Columbia Large Cap Enhanced Core Fund	4,223
Columbia Mid Cap Index Fund	16,638
Columbia Small Cap Index Fund	11,202

Shareholder servicing and distribution fees:  Columbia Management Distributors, Inc. (the "Distributor") serves as distributor of the Funds' shares. Prior to August 22, 2005, BACAP Distributors, a wholly-owned subsidiary of BOA, served as the distributor of the Funds' shares, under the same fee structure. On August 22, 2005, BACAP Distributors merged into Columbia Funds Distributor, Inc., an affiliate of BACAP and a wholly-owned subsidiary of BOA. Columbia Funds Distributor, Inc, was then renamed Columbia Management Distributors, Inc.

The Trust has adopted a combined distribution and shareholder servicing plan for Class A shares of each Fund. The shareholder servicing and distribution plan permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The plan, adopted pursuant to Rule 12b-1 under the 1940 Act, also permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan*	0.25%	0.25%
Class B Shareholder Serving Plans**	0.25%	0.25%
Class B Distribution Plans**	0.75%	0.75%

* For all Funds

**For Columbia Large Cap Index Fund

Expense limits and fee reimbursements: Columbia and/or the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent that total expenses (excluding interest expense and shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

Fund	Annual Rate
Columbia Large Cap Index Fund	0.14%
Columbia Large Cap Enhanced Core Fund	0.50%
Columbia Mid Cap Index Fund	0.14%
Columbia Small Cap Index Fund	0.21%

Columbia and/or the Distributor are entitled to recover from the Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund and Columbia Small Cap Index Fund any fees waived or expenses reimbursed by Columbia and/or the Distributor during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

61

Notes to financial statements (continued)  September 30, 2005 (unaudited)

At September 30, 2005, the amounts potentially recoverable by Columbia and/or the Distributor pursuant to this arrangement are as follows:

						Amount Recovered During
	Amount of Potential Recovery Expiring				Total Potential	Period Ended
Fund	3/31/09	3/31/08	3/31/07	3/31/06	Recovery	9/30/05
Columbia Large Cap Index Fund	$799,631	$1,464,841	$2,493,786	$3,142,504	$7,900,762	$-
Columbia Large Cap Enhanced Core Fund	230,207	640,523	581,573	495,650	1,947,953	-
Columbia Small Cap Index Fund	240,378	797,057	1,510,455	1,815,116	4,363,006	-

Fees paid to officers and trustees:  With the exception of one officer, all officers of the Funds are employees of Columbia or its affiliates and receive no compensation from the Funds. The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer position. Each Fund's fee will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves (formerly Nations Treasury Reserves) another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statements of operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statements of assets and liabilities. As a result of a merger, the Columbia Small Cap Index Fund assumed the assets and liabilities of the target fund's (See Note 10) funded deferred compensation plan.

Custody credits: Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Other: Prior to the appointment of State Street as sub-administrator to the Funds, the Funds made daily investments of cash balances in Columbia Cash Reserves (formerly Nations Cash Reserves), another portfolio of the Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in "Dividends from affiliates" on the Statements of operations. BACAP and BACAP Distributors earned advisory and administration fees on the investments made in the Columbia Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Funds. For the six months ended September 30, 2005, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

Fund	Advisory Fees (Earned by BACAP)	Administration Fees (Earned by BACAP Distributors)
Columbia Large Cap Index Fund	$6,051	$3,026
Columbia Large Cap Enhanced Core Fund	2,569	1,286
Columbia Mid Cap Index Fund	424	212
Columbia Small Cap Index Fund	723	361

Note 5.  Portfolio information

For the six months ended September 30, 2005, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

Fund	Purchases	Sales
Columbia Large Cap Index Fund	$722,890,144	$27,806,767
Columbia Large Cap Enhanced Core Fund	502,913,053	491,877,003
Columbia Mid Cap Index Fund	150,291,317	222,468,932
Columbia Small Cap Index Fund	326,453,567	110,646,292

62

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Note 6.  Shares of beneficial interest

An unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Class B shares generally convert to Class A shares in eight years.

As of September 30, 2005, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

Fund	Number of Shareholders	% of Shares Outstanding Held
Columbia Large Cap Index Fund	4	66.5%
Columbia Large Cap Enhanced Core Fund	2	91.8%
Columbia Mid Cap Index Fund	2	97.0%
Columbia Small Cap Index Fund	2	73.7%

As of September 30, 2005, the Funds had shareholders that held greater than 5% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

Fund	Number of Shareholders	% of Shares Outstanding Held
Columbia Large Cap Index Fund	1	7.2%

Note 7.  Line of credit

The Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating fund based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statements of operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund.

Prior to August 22, 2005, the Trust participated with other affiliated funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement were taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings was payable at a specified Federal Funds Rate plus 0.50% on an annualized basis. Each participating fund maintained a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

During the six months ended September 30, 2005, borrowings by the Funds were as follows:

Fund	Average Amount Outstanding*	Average Interest Rate
Columbia Mid Cap Index Fund	$176,115	3.42%
Columbia Small Cap Index Fund	40,656	3.46%

*  The average amount outstanding was calculated based on daily balances in the period.

63

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Note 8.  Securities lending

Under an agreement with BNY, the Funds were allowed to lend their securities to certain approved brokers, dealers and other financial institutions. The income earned by each Fund from securities lending is included on the Statements of operations. At September 30, 2005, the Funds did not participate in a securities lending program.

Note 9.  Disclosure of Significant Risks and Contingencies

Legal Proceedings: On February 9, 2005, BACAP (which has since been renamed Columbia Management Advisors, LLC) ("Columbia") and BACAP Distributors (which has since merged into Columbia Management Distributors, Inc. (formerly Columbia Funds Distributor, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, Columbia and its affiliate, Banc of America Securities, LLC ("BAS") have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, the Columbia Group to reduce Columbia Funds, and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. The Columbia Group is currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and Independent Trustees and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under development. As such, any gain to the Columbia Funds or their shareholders can not be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly Nations Funds Trust) (the "Trust"), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including Columbia and the Distributor (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints.

One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names the Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Trust against BAC and others that asserts claims under federal securities laws and state common law. The Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

64

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against the Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Trust has filed a motion to dismiss that is pending. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

For the six months ended September 30, 2005, Columbia has assumed legal, consulting services and Trustees' fees incurred by the Funds in connection with these matters as follows:

Fund	Non-Recurring Costs
Columbia Large Cap Index Fund	$296,332
Columbia Large Cap Enhanced Core Fund	69,686
Columbia Mid Cap Index Fund	304,338
Columbia Small Cap Index Fund	207,179

Note 10.  Business Combinations and Mergers

On September 23, 2005, the Columbia Large Company Index Fund merged into the Nations LargeCap Index Fund. Class A, Class B and Class Z shares of Columbia Large Company Index Fund were issued in exchange for Class A, Class B and Class Z shares of Nations LargeCap Index Fund, respectively. Class C shares of Columbia Large Company Index Fund were issued in exchange for Class A shares of Nations LargeCap Index Fund. The Nations LargeCap Index Fund received a tax-free transfer of assets from Columbia Large Company Index Fund as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation(1)
35,902,036	$849,883,230	$151,018,770
Net Assets of Nations LargeCap Index Fund Prior to Combination	Net Assets of Columbia Large Company Index Fund Immediately Prior to Combination	Net Assets of Nations LargeCap Index Fund After Combination
$1,576,156,002	$849,883,230	$2,426,039,232

(1) Unrealized appreciation is included in the Net Assets Received.

The Nations LargeCap Index Fund was then renamed Columbia Large Cap Index Fund.

Also on September 23, 2005, the Columbia Small Company Index Fund merged into the Nations SmallCap Index Fund. Class A and Class Z shares of Columbia Small Company Index Fund were issued in exchange for Class A and Class Z shares of Nations SmallCap Index Fund, respectively. Class B shares and Class C shares of Columbia Small Company Index Fund were issued in exchange for Class A shares of Nations SmallCap Index Fund. The Nations SmallCap Index Fund received a tax-free transfer of assets from Columbia Small Company Index Fund as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation(1)
17,127,724	$351,480,182	$103,790,023
Net Assets of Nations SmallCap Index Fund Prior to Combination	Net Assets of Columbia Small Company Index Fund Immediately Prior to Combination	Net Assets of Nations SmallCap Index Fund After Combination
$1,122,468,596	$351,480,182	$1,473,948,777

(1) Unrealized appreciation is included in the Net Assets Received.

The Nations SmallCap Index Fund was then renamed Columbia Small Cap Index Fund.

65

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66

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67

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68

IMPORTANT INFORMATION ABOUT THIS REPORT

  Columbia Funds

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800-345-6611

Distributor

Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Index Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the funds use to determine how to vote proxies and a copy of the funds' voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the funds voted proxies relating to portfolio securities is also available from the funds' website.

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A. merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

69

COLUMBIA FUNDS

Growth Funds	Columbia Acorn Fund

Columbia Acorn Select

Columbia Acorn USA

Columbia Growth Stock Fund

Columbia Large Cap Growth Fund

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Marsico Mid Cap Growth Fund

Columbia Mid Cap Growth Fund

Columbia Small Cap Growth Fund I

Columbia Small Cap Growth Fund II

Columbia Small Company Equity Fund

Columbia Tax-Managed Growth Fund

Core Funds	Columbia Common Stock Fund

Columbia Large Cap Core Fund

Columbia Small Cap Core Fund

Columbia Young Investor Fund

Value Funds	Columbia Disciplined Value Fund

Columbia Dividend Income Fund

Columbia Large Cap Value Fund

Columbia Mid Cap Value Fund

Columbia Small Cap Value Fund I

Columbia Small Cap Value Fund II

Columbia Strategic Investor

Asset Allocation/	Columbia Asset Allocation Fund

Hybrid Funds	Columbia Asset Allocation Fund II

Columbia Balanced Fund

Columbia Liberty Fund

Columbia LifeGoalTM Balanced Growth Portfolio

Columbia LifeGoalTM Growth Portfolio

Columbia LifeGoalTM Income Portfolio

Columbia LifeGoalTM Income and Growth Portfolio

Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Index Fund

Columbia Mid Cap Index Fund

Columbia Small Cap Index Fund

Specialty Funds	Columbia Convertible Securities Fund

Columbia Real Estate Equity Fund

Columbia Technology Fund

Columbia Utilities Fund

Global/	Columbia Acorn International

International Funds	Columbia Acorn International Select

Columbia Global Value Fund

Columbia Greater China Fund

Columbia International Stock Fund

Columbia International Value Fund

Columbia Marsico International Opportunities Fund

Columbia Multi-Advisor International Equity Fund

Columbia World Equity Fund

Taxable Bond Funds	Columbia Conservative High Yield Fund

Columbia Core Bond Fund

Columbia Federal Securities Fund

Columbia High Income Fund

Columbia High Yield Opportunity Fund

Columbia Income Fund

Columbia Intermediate Bond Fund

Columbia Intermediate Core Bond Fund

Columbia Short Term Bond Fund

Columbia Strategic Income Fund

Columbia Total Return Bond

Columbia U.S. Treasury Index Fund

Tax-Exempt Bond	Columbia California Tax-Exempt Fund

Funds	Columbia CA Intermediate Municipal Bond Fund

Columbia Connecticut Tax-Exempt Fund

Columbia CT Intermediate Municipal Bond Fund

Columbia FL Intermediate Municipal Bond Fund

Columbia GA Intermediate Municipal Bond Fund

Columbia High Yield Municipal Fund

Columbia Intermediate Municipal Bond Fund

Columbia MA Intermediate Municipal Bond Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia MD Intermediate Municipal Bond Fund

Columbia Municipal Income Fund

Columbia NC Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia NJ Intermediate Municipal Bond Fund

Columbia NY Intermediate Municipal Bond Fund

Columbia OR Intermediate Municipal Bond Fund

Columbia RI Intermediate Municipal Bond Fund

Columbia SC Intermediate Municipal Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Tax-Exempt Fund

Columbia Tax-Exempt Insured Fund

Columbia TX Intermediate Municipal Bond Fund

Columbia VA Intermediate Municipal Bond Fund

Money Market Funds	Columbia Cash Reserves

Columbia CA Tax-Exempt Reserves

Columbia Government Reserves

Columbia Government Plus Reserves

Columbia MA Municipal Reserves

Columbia Money Market Reserves

Columbia Municipal Reserves

Columbia NY Tax-Exempt Reserves

Columbia Prime Reserves

Columbia Tax-Exempt Reserves

Columbia Treasury Reserves

Please consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. Contact us at 800-345-6611 for a prospectus which contains this and other important information about the fund. Read it carefully before you invest.

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A., merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

SHC-44/90887-0905 (11/05) 05/8507

Fixed Income Sector Portfolios

Semiannual report for the period ended
September 30, 2005

Corporate Bond Portfolio

Mortgage- and Asset-Backed Portfolio

A description of the policies and procedures that the funds use to determine how to vote proxies and a copy of the portfolios' voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the portfolios voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the portfolios voted proxies relating to portfolio securities is also available from the portfolios' website.

Each portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of Columbia Funds. This material must be preceded or accompanied by a current Columbia Funds prospectus.

Columbia Management Advisors, Inc. combined with Banc of America Capital Management, LLC on September 30, 2005. At that time, the newly combined advisor underwent a name change to Columbia Management Advisors, LLC and will continue to operate as a SEC registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

On August 22, 2005, BACAP Distributors, LLC and Columbia Funds Distributor, Inc., members NASD, SIPC, merged to form Columbia Management Distributors, Inc. Columbia Funds are distributed by Columbia Management Distributors, Inc., which is a part of Columbia Management and an affiliate of Bank of America Corporation. Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios.

The views expressed in the President's Letter reflect current views. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President's Letter

Dear Shareholder:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan. We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.

Sincerely,

Christopher L. Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the legal and compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004.

Disclosure of portfolio expenses	3

Investment portfolios	5

Statements of assets and liabilities	12

Statements of operations	13

Statements of changes in net assets	14

Schedules of capital stock activity	15

Financial highlights	16

Notes to financial statements	18

Important information about this report	25

Corporate Bond
Portfolio

Shareholder expense example

The information on this page is intended to help you understand your ongoing costs of investing in the portfolio.

The table below reflects the fact that no fees or expenses are charged to the portfolio. Participants in the wrap fee programs eligible to invest in the portfolio pay an asset-based fee for investment services, brokerage services and investment consultation, which fee is negotiable. Please read the wrap program documents for information regarding fees charged.

The information in the table is based on an initial investment of $1,000, which is invested at the beginning of the six-month reporting period and held for the entire period. The amount listed as "actual" is calculated using the portfolio's actual total return for the period. The amount listed as hypothetical is calculated using a hypothetical annual return of 5%. You should not use the hypothetical account value to estimate your actual account balance.

	Beginning account value April 1, 2005	Ending account value September 30, 2005	Expenses paid during period*
Actual	$1,000.00	$1,027.88	$-
Hypothetical	$1,000.00	$1,025.07	$-

*  No fees or expenses are charged to the portfolio. Participants in wrap fee programs pay asset based fees that are not included in this table.

3

Mortgage- and
Asset-Backed Portfolio

Shareholder expense example

The information on this page is intended to help you understand your ongoing costs of investing in the portfolio.

The table below reflects the fact that no fees or expenses are charged to the portfolio. Participants in the wrap fee programs eligible to invest in the portfolio pay an asset-based fee for investment services, brokerage services and investment consultation, which fee is negotiable. Please read the wrap program documents for information regarding fees charged.

The information in the table is based on an initial investment of $1,000, which is invested at the beginning of the six-month reporting period and held for the entire period. The amount listed as "actual" is calculated using the portfolio's actual total return for the period. The amount listed as hypothetical is calculated using a hypothetical annual return of 5%. You should not use the hypothetical account value to estimate your actual account balance.

	Beginning account value April 1, 2005	Ending account value September 30, 2005	Expenses paid during period*
Actual	$1,000.00	$1,023.11	$-
Hypothetical	$1,000.00	$1,025.07	$-

*  No fees or expenses are charged to the portfolio. Participants in wrap fee programs pay asset based fees that are not included in this table.

4

Corporate Bond Portfolio

Investment Portfolio  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Corporate fixed-income bonds & notes - 85.8%
	Basic materials - 4.3%
	Chemicals - 1.4%
	Dow Chemical Co.
248,000	6.125% 02/01/11	253,633
208,000	7.375% 11/01/29	262,173
169,000	Eastman Chemical Co. 6.300% 11/15/18	178,456
111,000	Praxair, Inc. 4.750% 07/15/07	111,403
		805,665
	Forest products & paper - 1.9%
116,000	Champion International Corp. 7.350% 11/01/25	130,190
402,000	International Paper Co. 5.850% 10/30/12	414,209
368,000	MeadWestvaco Corp. 6.850% 04/01/12	399,435
145,000	Westvaco Corp. 8.200% 01/15/30	179,224
		1,123,058
	Metals & mining - 1.0%
288,000	Alcan, Inc. 6.450% 03/15/11	308,094
223,000	Alcoa, Inc. 7.375% 08/01/10	247,788
		555,882
	Communications - 13.8%
	Media - 2.7%
172,000	Comcast Cable Communications, Inc. 7.125% 06/15/13	191,169
	News America Holdings, Inc.
22,000	6.550% 03/15/33	22,980
209,000	8.150% 10/17/36	254,769
125,000	9.250% 02/01/13	154,901
11,000	Rogers Cable, Inc. 6.250% 06/15/13	10,725
192,000	TCI Communications, Inc. 9.875% 06/15/22	266,717
	Time Warner, Inc.
100,000	7.625% 04/15/31	117,286
440,000	9.125% 01/15/13	539,044
		1,557,591
	Telecommunication services - 11.1%
83,000	BellSouth Corp. 6.000% 10/15/11	87,812
140,000	BellSouth Telecommunications, Inc. 6.375% 06/01/28	146,271
	British Telecommunications PLC
265,000	7.875% 12/15/05	266,667
112,000	8.375% 12/15/10	129,392
43,000	8.875% 12/15/30	58,322

Par ($)		Value ($)
	Telecommunication services - (continued)
	Deutsche Telekom International Finance BV
490,000	5.250% 07/22/13	494,390
840,000	8.500% 06/15/10	948,889
	France Telecom SA
370,000	8.000% 03/01/11	419,935
263,000	8.750% 03/01/31	349,474
	SBC Communications, Inc.
400,000	4.125% 09/15/09	389,052
490,000	5.750% 05/02/06	493,773
	Sprint Capital Corp.
43,000	6.125% 11/15/08	44,674
562,000	8.375% 03/15/12	661,384
310,000	8.750% 03/15/32	415,146
80,000	Telefonos de Mexico SA 4.500% 11/19/08	79,000
452,000	TELUS Corp. 7.500% 06/01/07	471,843
221,000	Verizon Global Funding Corp. 7.750% 12/01/30	269,218
644,000	Verizon Pennsylvania, Inc. 5.650% 11/15/11	658,696
		6,383,938
	Consumer cyclical - 4.9%
	Airlines - 0.5%
280,294	Continental Airlines, Inc. 7.461% 04/01/15	260,674
	Auto manufacturers - 1.4%
839,000	DaimlerChrysler N.A. Holding Corp. 4.050% 06/04/08	820,080
	Lodging - 0.5%
300,000	Harrah's Operating Co., Inc. 5.625% 06/01/15(a)	295,524
	Retail - 2.5%
155,374	CVS Corp. 5.298% 01/11/27(b)	155,026
170,000	Kohl's Corp. 6.700% 02/01/06	171,284
	Target Corp.
169,000	5.400% 10/01/08	173,105
314,000	5.875% 03/01/12	333,512
	Wal-Mart Stores, Inc.
491,000	5.450% 08/01/06	495,144
100,000	7.550% 02/15/30	127,328
		1,455,399

See Accompanying Notes to Financial Statements.

5

Corporate Bond Portfolio

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Consumer non-cyclical - 4.9%
	Agriculture - 0.0%
12,000	Monsanto Co. 4.000% 05/15/08	11,815
	Beverages - 0.8%
245,000	Anheuser-Busch Companies, Inc. 5.950% 01/15/33	263,375
180,000	Coca-Cola Enterprises, Inc. 7.000% 10/01/26	210,641
		474,016
	Commercial services - 0.9%
500,000	ERAC USA Finance Co. 6.750% 05/15/07(a)	516,465
	Cosmetics/personal care - 0.2%
136,000	Procter & Gamble Co. 4.750% 06/15/07	136,647
	Food - 2.0%
449,000	Cadbury-Schweppes PLC 5.125% 10/01/13(a)	448,331
384,000	Fred Meyer, Inc. 7.450% 03/01/08	405,834
	Kroger Co.
12,000	6.750% 04/15/12	12,889
202,000	6.800% 04/01/11	215,076
36,000	Unilever Capital Corp. 6.875% 11/01/05	36,075
		1,118,205
	Healthcare services - 1.0%
	WellPoint, Inc.
377,000	6.375% 06/15/06	381,924
185,000	6.375% 01/15/12	199,184
		581,108
	Diversified - 0.9%
	Holding companies – diversified - 0.9%
500,000	Hutchison Whampoa International Ltd. 6.250% 01/24/14(a)	527,130
	Energy - 7.3%
	Oil & gas - 4.2%
325,000	Amerada Hess Corp. 7.300% 08/15/31	379,178
271,000	Conoco Funding Co. 6.350% 10/15/11	294,853
275,000	Gazprom International SA 7.201% 02/01/20(a)	300,438
90,000	Nexen, Inc. 7.875% 03/15/32	111,954
25,000	Pemex Project Funding Master Trust 7.875% 02/01/09	27,031

Par ($)		Value ($)
	Oil & gas - (continued)
350,000	Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838% 09/30/27(a)	348,558
351,000	USX Corp. 6.650% 02/01/06	353,425
545,000	XTO Energy, Inc. 7.500% 04/15/12	614,978
		2,430,415
	Oil, gas & consumable fuels - 1.3%
392,000	Pemex Project Funding Master Trust 8.625% 02/01/22	478,240
	Valero Energy Corp.
243,000	6.875% 04/15/12	267,142
13,000	7.500% 04/15/32	15,672
		761,054
	Pipelines - 1.8%
188,000	CenterPoint Energy Resources Corp. 7.875% 04/01/13	216,625
418,000	Duke Capital LLC. 4.370% 03/01/09	411,810
346,000	TEPPCO Partners LP 7.625% 02/15/12	386,793
		1,015,228
	Financials - 36.9%
	Banks - 6.8%
987,000	Bank One Corp. 6.000% 08/01/08	1,022,532
6,000	Barclays Bank PLC 7.400% 12/15/09	6,615
105,000	Chinatrust Commercial Bank 5.625% 12/29/49(a)(b)	103,463
482,000	First Union National Bank 5.800% 12/01/08	497,747
186,000	Mellon Funding Corp. 4.875% 06/15/07	186,943
445,000	National City Bank 4.625% 05/01/13	436,274
315,000	PNC Funding Corp. 5.750% 08/01/06	318,033
	Popular North America, Inc.
20,000	4.250% 04/01/08	19,827
312,000	6.125% 10/15/06	315,810
500,000	Rabobank Capital Funding II 5.260% 12/31/49(a)(b)	509,455
87,000	Regions Financial Corp. 7.750% 09/15/24	109,977
322,000	Scotland International Finance 4.250% 05/23/13(a)	304,895
75,000	SouthTrust Bank, Inc. 4.750% 03/01/13	74,729
		3,906,300

See Accompanying Notes to Financial Statements.

6

Corporate Bond Portfolio

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Commercial banks - 1.3%
150,000	BB&T Capital Trust I 5.850% 08/18/35	147,499
123,000	HSBC Holdings PLC 7.350% 11/27/32	150,855
450,000	US Bancorp 4.500% 07/29/10	445,833
		744,187
	Diversified financial services - 21.8%
146,000	American Express Co. 3.750% 11/20/07	143,722
143,000	American General Finance Corp. 2.750% 06/15/08	135,903
652,000	Bear Stearns Companies, Inc. 4.500% 10/28/10	642,826
119,000	Capital One Bank 5.000% 06/15/09	119,606
193,000	CIT Group, Inc. 7.375% 04/02/07	200,732
500,000	Citicorp 8.040% 12/15/19(a)	615,645
210,000	Citigroup Global Markets Holdings, Inc. 6.500% 02/15/08	219,190
237,000	Citigroup, Inc. 6.000% 02/21/12	251,545
660,000	Countrywide Home Loans, Inc. 5.500% 08/01/06	665,518
30,000	Credit Suisse First Boston USA, Inc. 4.625% 01/15/08	30,045
	Ford Motor Credit Co.
254,000	5.800% 01/12/09	237,531
758,000	7.375% 02/01/11	728,014
275,000	Fund American Companies, Inc. 5.875% 05/15/13	273,765
1,032,000	General Electric Capital Corp. 6.750% 03/15/32(c)	1,213,921
178,000	General Motors Acceptance Corp. 6.150% 04/05/07	176,610
	Goldman Sachs Group, Inc.
254,000	4.750% 07/15/13	248,844
711,000	6.600% 01/15/12	770,866
	HSBC Finance Corp.
202,000	5.875% 02/01/09	208,670
402,000	6.375% 11/27/12	433,883
500,000	International Lease Finance Corp. 4.875% 09/01/10	498,445
165,000	John Deere Capital Corp. 7.000% 03/15/12	184,254
	Lehman Brothers Holdings, Inc.
333,000	4.000% 01/22/08	329,087
352,000	7.000% 02/01/08	369,963
262,000	7.875% 08/15/10	296,107
152,000	MassMutual Global Funding II 2.550% 07/15/08(a)	143,645

Par ($)		Value ($)
	Diversified financial services - (continued)
	Merrill Lynch & Co., Inc.
125,000	2.070% 06/12/06	122,845
76,000	3.700% 04/21/08	74,459
539,000	6.000% 02/17/09	561,816
	Morgan Stanley
518,000	5.300% 03/01/13	525,956
294,000	6.600% 04/01/12	319,319
	National Rural Utilities Cooperative Finance Corp.
355,000	3.250% 10/01/07	346,302
221,000	5.750% 08/28/09	228,960
163,000	8.000% 03/01/32	215,497
50,000	Principal Life Global Funding 6.125% 03/01/06	50,370
399,000	Prudential Funding LLC 6.600% 05/15/08(a)	417,781
275,000	SLM Corp. 5.000% 04/15/15	275,451
250,000	UFJ Finance Aruba AEC 6.750% 07/15/13	274,037
		12,551,130
	Insurance - 1.3%
	Hartford Financial Services Group, Inc.
78,000	2.375% 06/01/06	76,977
72,000	4.625% 07/15/13	70,101
32,000	Hartford Life, Inc. 7.375% 03/01/31	38,999
	Metlife, Inc.
110,000	5.375% 12/15/12	111,940
235,000	6.500% 12/15/32	258,733
52,000	Prudential Financial, Inc. 4.500% 07/15/13	50,150
125,000	Travelers Property Casualty Corp. 6.375% 03/15/33	129,212
		736,112
	Investment companies - 0.4%
229,000	Credit Suisse First Boston USA, Inc. 6.125% 11/15/11	243,796
	Real estate - 0.0%
11,000	ERP Operating LP 5.200% 04/01/13	11,021
	Real estate investment trusts - 3.1%
509,000	Camden Property Trust 5.375% 12/15/13	507,193
	EOP Operating LP
443,000	4.750% 03/15/14	426,046
208,000	7.000% 07/15/11	227,045
149,000	Health Care Property Investors, Inc. 6.450% 06/25/12	157,743
487,000	Simon Property Group LP 3.750% 01/30/09	470,272
		1,788,299

See Accompanying Notes to Financial Statements.

7

Corporate Bond Portfolio

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Savings & loans - 2.2%
271,000	Golden West Financial Corp. 4.750% 10/01/12	268,491
	Washington Mutual, Inc.
587,000	4.625% 04/01/14	557,186
421,000	5.625% 01/15/07	426,490
		1,252,167
	Industrials - 3.5%
	Aerospace & defense - 1.3%
233,000	Boeing Co. 5.125% 02/15/13	237,376
8,000	General Dynamics Corp. 4.500% 08/15/10	7,943
322,000	Northrop Grumman Corp. 7.125% 02/15/11	355,143
120,000	Raytheon Co. 5.375% 04/01/13	122,496
		722,958
	Electrical components & equipment - 0.3%
200,000	Emerson Electric Co. 4.750% 10/15/15	197,492
	Environmental control - 0.5%
244,000	Waste Management, Inc. 7.375% 08/01/10	267,817
	Miscellaneous manufacturing - 0.5%
308,000	General Electric Co. 5.000% 02/01/13	310,836
	Transportation - 0.9%
222,000	Burlington Northern Santa Fe Corp. 6.750% 07/15/11	242,511
188,000	Canadian National Railway Co. 6.900% 07/15/28	222,759
20,929	Union Pacific Corp. 4.698% 01/02/24	20,301
		485,571
	Technology - 0.4%
	Computers - 0.4%
172,000	International Business Machines Corp. 6.500% 01/15/28	194,644
	Utilities - 8.9%
	Electric - 8.9%
400,000	AEP Texas Central Co. 6.650% 02/15/33	443,388
93,000	American Electric Power Co., Inc. 5.250% 06/01/15	93,287

Par ($)		Value ($)
	Electric - (continued)
97,000	Appalachian Power Co. 3.600% 05/15/08	94,445
111,000	Columbus Southern Power Co. 6.600% 03/01/33	122,786
125,000	Commonwealth Edison Co. 4.700% 04/15/15	118,297
	Dominion Resources, Inc.
185,000	4.300% 09/28/07 (b)(c)	185,361
31,000	5.000% 03/15/13	30,662
60,000	Duquesne Light Co. 6.700% 04/15/12	65,176
275,000	Duquesne Light Holdings, Inc. 6.250% 08/15/35	268,807
35,000	Energy East Corp. 6.750% 06/15/12	38,659
	FirstEnergy Corp.
88,000	6.450% 11/15/11	93,652
201,000	7.375% 11/15/31	236,617
210,000	Kiowa Power Partners LLC 5.737% 03/30/21(a)	207,241
507,000	MidAmerican Energy Holdings Co. 5.000% 02/15/14	499,218
310,000	NiSource Finance Corp. 5.400% 07/15/14	312,604
16,000	Ohio Edison Co. 4.000% 05/01/08	15,700
130,000	Pacific Gas & Electric Co. 6.050% 03/01/34	135,425
	Pepco Holdings, Inc.
122,000	3.750% 02/15/06	121,671
45,000	5.500% 08/15/07	45,554
433,000	Progress Energy, Inc. 6.050% 04/15/07	440,898
26,000	PSEG Power LLC 5.500% 12/01/15	26,345
94,000	Public Service Electric & Gas Co. 4.000% 11/01/08	92,051
104,000	Southern California Edison Co. 6.000% 01/15/34	110,325
255,000	Southern Co. Capital Funding Inc. 5.300% 02/01/07	257,160
126,000	Southern Power Co. 6.250% 07/15/12	134,368
	TXU Corp.
300,000	5.550% 11/15/14	284,997
500,000	6.550% 11/15/34	465,165
180,000	Virginia Electric & Power Co. 5.375% 02/01/07	181,597
		5,121,456
	Total corporate fixed-income bonds & notes (Cost of $49,298,574)	49,363,680

See Accompanying Notes to Financial Statements.

8

Corporate Bond Portfolio

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Government agencies & obligations - 8.0%
	Foreign government obligations - 3.8%
225,000	Export-Import Bank of Korea 4.625% 03/16/10	222,676
157,000	Region of Lombardy 5.804% 10/25/32	171,902
101,000	Republic of Chile 5.500% 01/15/13	105,678
233,000	Republic of South Africa 6.500% 06/02/14	255,368
	United Mexican States
188,000	6.375% 01/16/13	200,032
524,000	7.500% 04/08/33	606,006
523,000	8.375% 01/14/11	602,235
		2,163,897
	U.S. Government agencies & obligations - 4.2%
	U.S. Treasury Bonds
225,000	5.375% 02/15/31	252,071
105,000	8.500% 02/15/20	148,268
	U.S. Treasury Notes
65,000	3.750% 05/15/08	64,305
2,000,000	4.125% 05/15/15	1,965,545
		2,430,189
	Total government agencies & obligations (Cost of $4,494,336)	4,594,086
	Short-term obligation - 5.2%
3,012,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.700%, collateralized by a U.S. Government Agency maturing 07/14/28, market value of $3,076,650 (repurchase proceeds $3,012,929)	3,012,000
	Total short-term obligation (Cost of $3,012,000)	3,012,000
Total investments (Cost of $56,804,910)(d)	99.0%	56,969,766
Other assets & liabilities, net	1.0%	570,267
Net assets	100.0%	$57,540,033

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which are not illiquid, amounted to $4,738,571, which represents 8.2% of net assets

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2005.

(c)  A portion of the security with a market value of $58,814 pledged as collateral for open futures contracts.

(d)  Cost for federal income tax purposes is $56,802,948.

At September 30, 2005, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
10-Year U.S. Treasury Notes	25	$2,748,047	$2,801,974	Dec-2005	$53,927
5- Year U.S. Treasury Notes	6	641,157	651,563	Dec-2005	10,406
					$64,333

At September 30, 2005, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
2-Year U.S. Treasury Notes	15	$3,088,359	$3,100,781	Dec-2005	$(12,422)
U.S. Treasury Bonds	13	1,487,281	1,529,023	Dec-2005	(41,742)
					$(54,164)

At September 30, 2005, the Fund held investments in the following sectors:

Sectors	% of Net Assets
Financials	36.9%
Communications	13.8
Utilities	8.9
Energy	7.3
Consumer non-cyclical	4.9
Consumer cyclical	4.9
Basic materials	4.3
Industrials	3.5
Diversified	0.9
Technology	0.4
Government agencies & obligations	8.0
Short-term obligation	5.2
Other assets & liabilities, net	1.0
100.0%

See Accompanying Notes to Financial Statements.

9

Mortgage- and Asset-Backed Portfolio

Investment Portfolio  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Mortgage-backed securities - 91.7%
	Federal Home Loan Mortgage Corp.
53,201	6.500% 11/01/32	54,762
	TBA,
12,200,000	5.000% 10/18/20(a)	12,165,694
7,800,000	5.500% 10/18/20(a)	7,912,125
5,500,000	5.500% 10/13/35(a)	5,500,000
	Federal National Mortgage Association
21,000,000	5.000% 09/01/35	20,561,625
1,050,041	5.500% 11/01/33	1,050,527
3,997,222	5.500% 12/01/33	3,999,075
102,227	6.500% 05/01/32	105,331
18,255	6.500% 07/01/32	18,819
25,659	6.500% 10/01/32	26,438
80,402	6.500% 01/01/33	82,843
53,441	6.500% 05/01/33	55,093
4,519,194	6.500% 07/01/34	4,651,715
4,029,094	6.500% 03/01/35	4,147,243
78,014	7.000% 02/01/32	81,814
2,893	7.000% 06/01/32	3,028
	TBA,
3,000,000	5.000% 10/13/35(a)	2,991,564
10,869,000	5.500% 10/18/20(a)	10,862,207
11,568	Government National Mortgage Association 7.000% 03/15/31	12,167
	Total mortgage-backed securities (Cost of $75,034,488)	74,282,070
	Asset-backed securities - 21.9%
579,139	Aames Mortgage Investment Trust 4.170% 01/25/35(b)	580,117
594,999	AmeriCredit Automobile Receivables Trust 2.750% 10/09/07	593,006
619,357	Bear Stearns Asset Backed Security, Inc. 4.180% 03/25/35(b)	619,878
475,000	Chase Credit Card Master Trust 3.878% 02/15/11(b)	476,397
	Countrywide Asset-Backed Certificates
937,485	3.920% 08/25/35(b)	937,597
800,259	3.930% 07/25/35(b)	800,435
843,522	3.990% 08/25/35(b)(c)	843,809
500,000	GMAC Mortgage Corp. Loan Trust 3.930% 10/25/34(b)	500,038

Par ($)		Value ($)
	Asset-backed securities - (continued)
1,066,352	Home Equity Mortgage Trust 4.030% 06/25/35(b)	1,066,672
1,231,755	Keycorp Student Loan Trust 3.960% 07/25/29(b)	1,235,598
	Morgan Stanley ABS Capital
621,422	3.910% 02/25/35(b)	621,577
402,588	4.010% 05/25/34(b)	402,681
	Onyx Acceptance Auto Trust
454,385	2.400% 12/15/07	452,785
1,186,695	3.380% 01/15/08	1,183,526
724,993	Rennaisance Home Equity Loan Trust 3.960% 05/25/35(b)	725,094
	SLM Student Loan Trust
1,000,000	3.660% 01/25/13(b)	999,060
438,014	3.680% 10/25/12(b)	438,014
1,283,074	3.680% 04/25/14(b)	1,283,897
609,146	3.690% 01/25/13(b)	609,719
1,126,192	3.760% 04/25/17(b)	1,128,625
1,113,817	3.810% 01/25/12(b)	1,117,057
640,188	Structured Asset Investment Loan Trust 3.950% 03/25/35(b)	640,323
455,303	Terwin Mortgage Trust 4.280% 07/25/34(b)	459,023
	Total asset-backed securities (Cost of $17,721,644)	17,714,928
	Collateralized mortgage obligations - 7.1%
	Agency - 0.7%
	Federal National Mortgage Association
304,089	5.500% 08/25/17	309,161
291,000	6.000% 04/25/17	302,641
		611,802
	Non-agency - 6.4%
803,112	Bear Stearns Alt-A Trust 4.110% 01/25/35(b)	803,955
871,290	Homebanc Mortgage Trust 4.080% 03/25/35(b)	872,753
863,126	IMPAC CMB Trust 4.090% 04/25/35(b)	864,084
1,000,000	IMPAC Secured Assets Common Owner Trust 4.100% 02/25/35(b)	1,001,220
803,994	MLCC Mortgage Investors, Inc. 4.060% 03/25/30(b)	803,110
834,999	Mortgage IT Trust 4.200% 12/25/34(b)	835,083
		5,180,205
	Total collateralized mortgage obligations (Cost of $5,807,822)	5,792,007

See Accompanying Notes to Financial Statements.

10

Mortgage- and Asset-Backed Portfolio

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Municipal bond - 1.0%
833,333	AZ Educational Loan Marketing Corp. 3.970% 12/01/13(b)	833,333
	Total Municipal bond (Cost of $834,229)	833,333
	Government agencies & obligations - 0.1%
	U.S. Government obligations - 0.1%
100,000	Federal Home Loan Bank 3.000% 05/15/06	99,227
	Total government agencies & obligations (Cost of $99,488)	99,227
	Short-term obligations - 27.1%
	Government & agency discount note - 3.7%
3,000,000	Federal National Mortgage Association(d) 10/05/05	2,998,800
	Repurchase agreement - 23.4%
18,931,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.700%, collateralized by a U.S. Government Agency Obligation maturing 03/08/12, market value of $19,310,501 (repurchase proceeds $18,936,837)	18,931,000
	Total short-term obligations (Cost of $21,929,800)	21,929,800
Total investments (Cost of $121,427,471)(e)	148.9%	120,651,365
Other assets & liabilities, net	(48.9)%	(39,615,097)
Net assets	100.0%	$81,036,268

Notes to Investment Portfolio:

(a)  Security purchased on a delayed delivery basis.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2005.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of this security, which is not illiquid, represents 1.0% of net assets.

(d)  Zero coupon bond.

(e)  Cost for federal income tax purposes is $121,427,471.

Acronym	Name
TBA	To Be Announced

At September 30, 2005 the asset allocation of the fund is as follows:

Asset allocation	% of Net Assets
Mortgage-backed securities	91.7%
Asset-backed securities	21.9
Collateralized mortgage obligations	7.1
Municipal bond	1.0
Government agencies & obligations	0.1
Short-term obligations	27.1
Other assets & liabilities, net	(48.9)
100.0%

See Accompanying Notes to Financial Statements.

11

Statements of assets and liabilities  September 30, 2005 (unaudited)

	Corporate Bond Portfolio ($)	Mortgage- and Asset-Backed Portfolio ($)
Assets
Investments, at identified cost	56,804,910	121,427,471
Investments, at value	53,957,766	101,720,365
Repurchase agreement	3,012,000	18,931,000
Total investments, at value	56,969,766	120,651,365
Cash	350,186	984
Receivable for:
Fund shares sold	5,703	1,142
Interest	783,533	313,434
Futures variation margin	2,000	-
Other assets	79	-
Total assets	58,111,267	120,966,925
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	-	39,789,997
Fund shares repurchased	100,409	140,551
Investments purchased	470,825	-
Other liabilities	-	109
Total liabilities	571,234	39,930,657
Net assets	57,540,033	81,036,268
Net assets consist of
Paid-in capital	57,515,128	81,211,610
Undistributed net investment income	25,102	30,263
Accumulated net realized gain (loss)	(175,222)	570,501
Unrealized appreciation (depreciation) on:
Investments	164,856	(776,106)
Futures contracts	10,169	-
Net assets	57,540,033	81,036,268
Shares outstanding	5,632,035	8,088,462
Net asset value per share	10.22	10.02

See Accompanying Notes to Financial Statements.

12

Statements of operations

For the Six Months Ended September 30, 2005 (unaudited)

	Corporate Bond Portfolio ($)	Mortgage- and Asset-Backed Portfolio ($)
Net investment income
Interest	1,302,365	1,483,202
Net investment income	1,302,365	1,483,202
Net realized and unrealized gain (loss) on investments and futures contracts
Net realized gain (loss) on:
Investments	(128,505)	657,527
Futures contracts	(51,360)	(34,245)
Net realized gain (loss)	(179,865)	623,282
Net change in unrealized appreciation (depreciation) on:
Investments	260,711	(322,879)
Futures contracts	16,760	(25,390)
Net change in unrealized appreciation (depreciation)	277,471	(348,269)
Net gain	97,606	275,013
Net increase resulting from operations	1,399,971	1,758,215

See Accompanying Notes to Financial Statements.

13

Statements of changes in net assets

	Corporate Bond Portfolio		Mortgage- and Asset-Backed Portfolio
	(unaudited) Six Months Ended September 30, 2005 ($)	Year Ended Marh 31, 2005 ($)	(unaudited) Six Months Ended September 30, 2005 ($)	Year Ended March 31, 2005 ($)
Increase (decrease) in net assets:
Operations
Net investment income	1,302,365	2,663,187	1,483,202	2,167,952
Net realized gain (loss) on investments and futures contracts	(179,865)	69,810	623,282	670,019
Net change in unrealized appreciation (depreciation) on investments and futures contracts	277,471	(1,901,447)	(348,269)	(638,697)
Net increase resulting from operations	1,399,971	831,550	1,758,215	2,199,274
Distributions to shareholders
From net investment income	(1,319,541)	(2,630,575)	(1,505,483)	(2,123,824)
From net realized gains	(36,289)	(195,503)	(228,158)	(1,448,689)
Total distributions to shareholders	(1,355,830)	(2,826,078)	(1,733,641)	(3,572,513)
Net capital share transactions	4,797,627	(6,500,522)	2,795,394	(6,821,420)
Net increase (decrease) in net assets	4,841,768	(8,495,050)	2,819,968	(8,194,659)
Net assets
Beginning of period	52,698,265	61,193,315	78,216,300	86,410,959
End of period	57,540,033	52,698,265	81,036,268	78,216,300
Undistributed net investment income, at end of period	25,102	42,265	30,263	52,537

See Accompanying Notes to Financial Statements.

14

Schedules of capital stock activity

	Corporate Bond Portfolio
	(unaudited) Six Months Ended September 30, 2005		Year Ended March 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)
Subscriptions	737,178	7,631,608	2,100,368	21,491,362
Distributions reinvested	23,857	247,528	25,124	256,522
Redemptions	(298,581)	(3,081,509)	(2,739,237)	(28,248,406)
Net increase (decrease)	462,454	4,797,627	(613,745)	(6,500,522)
	Mortgage- and Asset-Backed Portfolio
	(unaudited) Six Months Ended September 30, 2005		Year Ended March 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)
Subscriptions	818,754	8,267,365	3,568,348	35,735,713
Distributions reinvested	32,525	328,815	40,671	401,507
Redemptions	(574,773)	(5,800,786)	(4,280,137)	(42,958,640)
Net increase (decrease)	276,506	2,795,394	(671,118)	(6,821,420)

See Accompanying Notes to Financial Statements.

15

Corporate Bond Portfolio

Financial highlights

For a share outstanding throughout each period.

	(unaudited) Six Months Ended 9/30/2005		Year Ended 3/31/2005	Year Ended 3/31/2004	Period Ended 3/31/2003(a)
Net asset value, beginning of period	$10.19		$10.58	$10.33	$10.00
Investment income from operations:
Net investment income(b)	0.24		0.48	0.46	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	0.04		(0.36)	0.33	0.27
Net increase in net assets resulting from investment operations	0.28		0.12	0.79	0.68
Distributions to shareholders:
Dividends from net investment income	(0.24)		(0.48)	(0.47)	(0.26)
Distributions from net realized gains	(0.01)		(0.03)	(0.07)	(0.09)
Total dividends and distributions	(0.25)		(0.51)	(0.54)	(0.35)
Net asset value, end of period	$10.22		$10.19	$10.58	$10.33
Total return(c)	2.79	%(e)	1.25%	7.83%	6.99%
Ratios to average net assets/supplemental data:
Net assets, end of period (000)	$57,540		$52,698	$61,193	$14,772
Ratio of net investment income to average net assets	4.73	%(d)	4.69%	4.40%	4.33	%(d)
Portfolio turnover rate	9	%(e)	39%	126%	183%

(a)  Portfolio commenced operations on August 30, 2002.

(b)  Per share net investment income has been calculated using the monthly average shares method.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Annualized.

(e)  Not annualized.

See Accompanying Notes to Financial Statements.

16

Mortgage- and Asset-Backed Portfolio

Financial highlights (continued)

For a share outstanding throughout each period.

	(unaudited) Six Months Ended 9/30/2005		Year Ended 3/31/2005	Year Ended 3/31/2004	Period Ended 3/31/2003(a)
Net asset value, beginning of period	$10.01		$10.19	$10.15	$10.00
Investment income from operations:
Net investment income(b)	0.19		0.26	0.22	0.17
Net realized and unrealized gain (loss) on investments and futures contracts	0.04		(0.01)	0.13	0.14
Net increase in net assets resulting from investment operations	0.23		0.25	0.35	0.31
Distributions to shareholders:
Dividends from net investment income	(0.19)		(0.26)	(0.22)	(0.10)
Distributions from net realized gains	(0.03)		(0.17)	(0.09)	(0.06)
Total dividends and distributions	(0.22)		(0.43)	(0.31)	(0.16)
Net asset value, end of period	$10.02		$10.01	$10.19	$10.15
Total return(c)	2.31	%(e)	2.57%	3.53%	3.08%
Ratios to average net assets/supplemental data:
Net assets, end of period (000)	$81,036		$78,216	$86,411	$9,205
Ratio of net investment income to average net assets	3.72	%(d)	2.61%	2.26%	1.82	%(d)
Portfolio turnover rate	251	%(e)	765%	941%	688%

(a)  Portfolio commenced operations on August 30, 2002.

(b)  Per share net investment income has been calculated using the monthly average shares method.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Annualized.

(e)  Not annualized.

See Accompanying Notes to Financial Statements.

17

Notes to financial statements  September 30, 2005 (unaudited)

Note 1.  Organization

Columbia Funds Series Trust (the "Trust"), formerly Nations Funds Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as an open-end investment company. Information presented in these financial statements pertains to the following portfolios of the Trust (each a "Portfolio" and collectively, the "Portfolios"):

Corporate Bond Portfolio

Mortgage- and Asset-Backed Portfolio

On September 23, 2005, Nations Funds Trust was renamed Columbia Funds Series Trust.

Investment goals: The Corporate Bond Portfolio seeks to maximize total return by investing in a diversified portfolio of corporate bonds. Mortgage- and Asset-Backed Portfolio seeks to maximize total return by investing in a diversified portfolio of mortgage- and other asset-backed securities.

Portfolio shares: The Portfolios are authorized to issue an unlimited number of shares without par value and are only available through certain wrap fee programs and certain other managed accounts, including those sponsored or managed by Bank of America and its affiliates.

Note 2.  Significant accounting policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

Security valuation: Securities traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

Security transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures contracts:  The Portfolios may invest in futures contracts for the purposes of hedging against changes in values of the Portfolio's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, a Portfolio is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin.'' Subsequent payments ("variation margin'') are made or received by a Portfolio each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market'' on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

18

Notes to financial statements (continued)  September 30, 2005 (unaudited)

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

Dollar Rolls: The Portfolios may enter into dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio's policy is to record the component of dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls") as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. Dollar rolls outstanding are included in Payable for investment securities purchased on its Statement of assets and liabilities. At the time a Portfolio enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar roll purchase commitments.

Income recognition: Interest income is earned from the settlement date and is recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on the ex-dividend date.

Dividends and distributions to shareholders: Distributions from net investment income are declared and paid monthly for each of the Portfolios. Each Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless they were offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Federal income tax status: Each Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable requirements of Sub chapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Indemnification: In the normal course of business, each Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims against the Portfolio. Also, under the Trust's organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be minimal.

Note 3.  Federal tax information

The tax character of distributions paid during the year ended March 31, 2005 was as follows:

Portfolio	Ordinary Income*	Long-Term Capital Gains
Corporate Bond Portfolio	$2,826,078	$-
Mortgage- and Asset-Backed Portfolio	3,572,513	-

*  For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2005, based on cost of investments for federal income tax purposes, was:

Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Corporate Bond Portfolio	$841,808	$(674,990)	$166,818
Mortgage- and Asset-Backed Portfolio	12,311	(788,417)	(776,106)

19

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Note 4.  Fees and compensation paid to affiliates

Investment advisory fee: Columbia Management Advisors, LLC ("Columbia") is the investment advisor to the Portfolios. Prior to September 30, 2005, Banc of America Capital Management, LLC ("BACAP''), a wholly-owned subsidiary of Bank of America, N.A., which in turn is a wholly-owned banking subsidiary of Bank of America Corporation ("BOA''), was the investment advisor to the Portfolios, under the same fee structure. On September 30, 2005, Columbia Management Advisors, Inc., a wholly-owned subsidiary of BOA, merged into BACAP. At that time, the combined investment advisor was then renamed Columbia Management Advisors, LLC.

Columbia does not receive any fee for its investment advisory services. In addition, Columbia has agreed to bear all fees and expenses of the Portfolios (exclusive of Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees, brokerage fees and commissions, taxes, interest expenses of borrowing money and extraordinary expenses, if any).

The Portfolios do not incur any fees or expenses except any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees, brokerage fees and commissions, taxes, interest expenses of borrowing money and extraordinary expenses. Participants in the wrap fee programs eligible to invest in the Portfolios are required to pay fees to the program sponsor pursuant to separate agreements and should review the wrap program disclosure document for fees and expenses charged.

Administration fee: Columbia provides administrative and other services to the Portfolios. State Street Bank and Trust Company ("State Street") serves as the sub-administrator to the Portfolios. Prior to August 22, 2005, BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of BOA, served as the administrator to the Portfolios and Bank of New York ("BNY") served as the sub-administrator to the Portfolios. Columbia does not receive any compensation for its services. On August 22, 2005, BACAP Distributors merged into Columbia Funds Distributor, Inc., an affiliate of BACAP and a wholly-owned subsidiary of BOA. Columbia Funds Distributor, Inc, was then renamed Columbia Management Distributors, Inc.

Transfer agent fee: Columbia Management Services, Inc. (the "Transfer Agent"), formerly known as Columbia Fund Services, Inc., is an affiliate of Columbia and a wholly-owned subsidiary of BOA, provides shareholder services to the Portfolios. The Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Prior to August 22, 2005, PFPC Inc. served as the transfer agent for the Portfolios' shares. The Transfer Agent does not receive any compensation for its services.

Underwriting discounts, service and distribution fees: Columbia Management Distributors, Inc. (the "Distributor") serves as distributor of the Portfolios' shares. Prior to August 22, 2005, BACAP Distributors, a wholly-owned subsidiary of BOA, served as the distributor of the Portfolios' shares, under the same fee structure. The Distributor does not receive a fee for its services as distributor.

Note 5.  Portfolio information

For the six months ended September 30, 2005, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	U.S Government Securities		Other Investment Securities
Portfolio	Purchases	Sales	Purchases	Sales
Corporate Bond Portfolio	$1,343,790	$857,855	$6,891,317	$3,947,341
Mortgage- and Asset-Backed Portfolio	281,590,325	286,204,995	2,773,984	6,386,797

Note 6.  Line of credit

The Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan.

20

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Prior to August 22, 2005, the Trust participated with other affiliated funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement''). Advances under the Agreement were taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings was payable at a specified Federal Funds Rate plus 0.50% on an annualized basis. Each participating fund maintained a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

For the six months ended September 30, 2005, the Portfolios did not borrow under these arrangements.

Note 7.  Disclosure of significant risks and contingencies

Foreign Securities:  There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws or restrictions. The ability of issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Legal Proceedings: On February 9, 2005, BACAP (which has since been renamed Columbia Management Advisors, LLC) ("Columbia") and BACAP Distributors (which has since merged into Columbia Management Distributors, Inc. (formerly Columbia Funds Distributor, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, Columbia and its affiliate, Banc of America Securities, LLC ("BAS") have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, the Columbia Group to reduce Columbia Funds, and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. The Columbia Group is currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and Independent Trustees and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under development. As such, any gain to the Columbia Funds or their shareholders can not be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly Nations Funds Trust) (the "Trust"), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including Columbia and the Distributor (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund

21

Notes to financial statements (continued)  September 30, 2005 (unaudited)

companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints.

One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names the Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Trust against BAC and others that asserts claims under federal securities laws and state common law. The Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against the Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Trust has filed a motion to dismiss that is pending. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

22

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23

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24

IMPORTANT INFORMATION ABOUT THIS REPORT

  Columbia Funds

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800-345-6611

Distributor

Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street
Boston MA 02110

The portfolios mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Fixed Income Sector Portfolios. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the portfolios and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the portfolios use to determine how to vote proxies and a copy of the portfolios' voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the portfolios voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website.

The portfolios file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolios' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A. merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

25

COLUMBIA FUNDS

Growth Funds	Columbia Acorn Fund

Columbia Acorn Select

Columbia Acorn USA

Columbia Growth Stock Fund

Columbia Large Cap Growth Fund

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Marsico Mid Cap Growth Fund

Columbia Mid Cap Growth Fund

Columbia Small Cap Growth Fund I

Columbia Small Cap Growth Fund II

Columbia Small Company Equity Fund

Columbia Tax-Managed Growth Fund

Core Funds	Columbia Common Stock Fund

Columbia Large Cap Core Fund

Columbia Small Cap Core Fund

Columbia Young Investor Fund

Value Funds	Columbia Disciplined Value Fund

Columbia Dividend Income Fund

Columbia Large Cap Value Fund

Columbia Mid Cap Value Fund

Columbia Small Cap Value Fund I

Columbia Small Cap Value Fund II

Columbia Strategic Investor

Asset Allocation/ Hybrid Funds	Columbia Asset Allocation Fund Columbia Asset Allocation Fund II

Columbia Balanced Fund

Columbia Liberty Fund

Columbia LifeGoalTM Balanced Growth Portfolio

Columbia LifeGoalTM Growth Portfolio

Columbia LifeGoalTM Income Portfolio

Columbia LifeGoalTM Income and Growth Portfolio

Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Index Fund

Columbia Mid Cap Index Fund

Columbia Small Cap Index Fund

Specialty Funds	Columbia Convertible Securities Fund

Columbia Real Estate Equity Fund

Columbia Technology Fund

Columbia Utilities Fund

Global/ International Funds	Columbia Acorn International Columbia Acorn International Select

Columbia Global Value Fund

Columbia Greater China Fund

Columbia International Stock Fund

Columbia International Value Fund

Columbia Marsico International Opportunities Fund

Columbia Multi-Advisor International Equity Fund

Columbia World Equity Fund

Taxable Bond Funds	Columbia Conservative High Yield Fund

Columbia Core Bond Fund

Columbia Federal Securities Fund

Columbia High Income Fund

Columbia High Yield Opportunity Fund

Columbia Income Fund

Columbia Intermediate Bond Fund

Columbia Intermediate Core Bond Fund

Columbia Short Term Bond Fund

Columbia Strategic Income Fund

Columbia Total Return Bond

Columbia U.S. Treasury Index Fund

Tax-Exempt Bond Funds	Columbia California Tax-Exempt Fund Columbia CA Intermediate Municipal Bond Fund

Columbia Connecticut Tax-Exempt Fund

Columbia CT Intermediate Municipal Bond Fund

Columbia FL Intermediate Municipal Bond Fund

Columbia GA Intermediate Municipal Bond Fund

Columbia High Yield Municipal Fund

Columbia Intermediate Municipal Bond Fund

Columbia MA Intermediate Municipal Bond Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia MD Intermediate Municipal Bond Fund

Columbia Municipal Income Fund

Columbia NC Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia NJ Intermediate Municipal Bond Fund

Columbia NY Intermediate Municipal Bond Fund

Columbia OR Intermediate Municipal Bond Fund

Columbia RI Intermediate Municipal Bond Fund

Columbia SC Intermediate Municipal Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Tax-Exempt Fund

Columbia Tax-Exempt Insured Fund

Columbia TX Intermediate Municipal Bond Fund

Columbia VA Intermediate Municipal Bond Fund

Money Market Funds	Columbia Cash Reserves

Columbia CA Tax-Exempt Reserves

Columbia Government Reserves

Columbia Government Plus Reserves

Columbia MA Municipal Reserves

Columbia Money Market Reserves

Columbia Municipal Reserves

Columbia NY Tax-Exempt Reserves

Columbia Prime Reserves

Columbia Tax-Exempt Reserves

Columbia Treasury Reserves

Please consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. Contact us at 800-345-6611 for a prospectus which contains this and other important information about the fund. Read it carefully before you invest.

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A., merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

SHC-44/91119-0905 (11/05) 05/8510

High Income Portfolio

Semiannual report for the period ended
September 30, 2005

A description of the policies and procedures that the portfolio use to determine how to vote proxies and a copy of the portfolio's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website.

The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the Portfolio. This material must be preceded or accompanied by a current prospectus.

Columbia Management Advisors, Inc. combined with Banc of America Capital Management, LLC on September 30, 2005. At that time, the newly combined advisor underwent a name change to Columbia Management Advisors, LLC and will continue to operate as a SEC registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

On August 22, 2005, BACAP Distributors, LLC and Columbia Funds Distributor, Inc., members NASD, SIPC, merged to form Columbia Management Distributors, Inc. Columbia Funds are distributed by Columbia Management Distributors, Inc., which is a part of Columbia Management and an affiliate of Bank of America Corporation. Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios.

The views expressed in the President's Letter reflect current views. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President's Letter

Dear Shareholder:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan. We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.

Sincerely,

Christopher L. Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the legal and compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004.

Disclosure of portfolio expenses	3

Statement of assets and liabilities	4

Statement of operations	5

Statement of changes in net assets	6

Financial highlights	7

Notes to financial statements	8

Important information about this report	13

High Income
Portfolio

Shareholder expense example

The information on this page is intended to help you understand your ongoing costs of investing in the portfolio.

The table below reflects the fact that no fees or expenses are charged to the portfolio. Participants in the wrap fee programs eligible to invest in the portfolio pay an asset-based fee for investment services, brokerage services and investment consultation, which fee is negotiable. Please read the wrap program documents for information regarding fees charged.

The information in the table is based on an initial investment of $1,000, which is invested at the beginning of the six-month reporting period and held for the entire period. The amount listed as "actual" is calculated using the portfolio's actual total return for the period. The amount listed as hypothetical is calculated using a hypothetical annual return of 5%. You should not use the hypothetical account value to estimate your actual account balance.

	Beginning account value April 1, 2005	Ending account value September 30, 2005	Expenses paid during period*
Actual	$1,000.00	$1,040.91	$-
Hypothetical	$1,000.00	$1,025.07	$-

*  No fees or expenses are charged to the portfolio. Participants in wrap fee programs pay asset based fees that are not included in this table.

3

Statement of assets and liabilities  September 30, 2005 (unaudited)

High Income Portfolio ($)
Assets
Cash	24,602
Other assets	180
Total assets	24,782
Liabilities
Payable for:
Fund shares purchased	8,045
Total liabilities	8,045
Net assets	16,737
Composition of net assets
Paid-in capital	95,905
Overdistributed net investment income	(994)
Accumulated net realized loss	(78,174)
Net assets	16,737
Shares outstanding	1,732
Net asset value per share	9.66 (a)

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Accompanying Notes to Financial Statements.

4

Statement of operations

For the Six Months Ended September 30, 2005 (unaudited)

High Income Portfolio ($)
Investment income
Interest	173,739
Net investment income	173,739
Net realized and unrealized gain (loss) on investments and foreign currency
Net realized gain (loss) on:
Investments	(65,124)
Foreign currency transactions	(483)
Net realized (loss)	(65,607)
Net change in unrealized appreciation (depreciation) on:
Investments	139,666
Foreign currency translations	(954)
Net change in unrealized appreciation (depreciation)	138,712
Net gain	73,105
Net increase in net assets from operations	246,844

See Accompanying Notes to Financial Statements.

5

Statement of changes in net assets

	High Income Portfolio
	(unaudited) Six Months Ended September 30, 2005 ($)	Year Ended March 31, 2005 ($)
Increase (decrease) in net assets
Operations
Net investment income	173,739	421,090
Net realized gain (loss) on investments	(65,607)	193,423
Net change in unrealized appreciation (depreciation) on investments	138,712	(339,361)
Net increase from operations	246,844	275,152
Distributions declared to shareholders
From net investment income	(181,350)	(498,441)
From net realized gains	(22,670)	(327,781)
Total distributions declared to shareholders	(204,020)	(826,222)
Share transactions
Subscriptions	194,271	2,797,247
Distributions reinvested	77,542	273,199
Redemptions	(7,089,345)	(3,411,526)
Net decrease from share transactions	(6,817,532)	(341,080)
Total decrease in net assets	(6,774,708)	(892,150)
Net assets
Beginning of period	6,791,445	7,683,595
End of period	16,737	6,791,445
Undistributed (overdistributed) net investment income at end of period	(994)	6,634
Changes in shares
Subscriptions	20,223	280,818
Issued for distributions reinvested	8,116	27,684
Redemptions	(734,289)	(339,160)
Net decrease	(705,950)	(30,658)

See Accompanying Notes to Financial Statements.

6

High Income Portfolio

Financial highlights

For a share outstanding throughout each period.

	(unaudited) Six Months Ended 9/30/2005		Year Ended 3/31/2005	Year Ended 3/31/2004	Period Ended 3/31/2003(a)
Net asset value, beginning of period	$9.60		$10.41	$10.24	$10.00
Investment income from operations:
Net investment income(b)	0.29		0.63	0.71	0.32
Net realized and unrealized gain (loss) on investments	0.09		(0.20)	0.73	0.27
Net increase in net assets resulting from investment operations	0.38		0.43	1.44	0.59
Distributions to shareholders:
Dividends from net investment income	(0.29)		(0.75)	(0.86)	(0.34)
Distributions from net realized gains	(0.03)		(0.49)	(0.41)	(0.01)
Total dividends and distributions	(0.32)		(1.24)	(1.27)	(0.35)
Net asset value, end of period	$9.66		$9.60	$10.41	$10.24
Total return(c)	4.09	%(e)	4.54%	14.72%	6.02%
Ratios to average net assets/supplemental data:
Net assets, end of period (000)	$17		$6,791	$7,683	$12,643
Ratio of net investment income to average net assets	6.46	%(d)	6.40%	6.86%	5.64	%(d)
Portfolio turnover rate	60	%(e)	165%	211%	84	%(e)

(a)  Portfolio commenced operations on August 30, 2002.

(b)  Per share net investment income has been calculated using the monthly average shares method.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Annualized.

(e)  Not annualized.

See Accompanying Notes to Financial Statements.

7

Notes to financial statements  September 30, 2005 (unaudited)

Note 1.  Organization

High Income Portfolio (the "Portfolio"), a series of Columbia Funds Series Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. On September 23, 2005, Nations Funds Trust was renamed Columbia Funds Series Trust.

Investment goals: The Portfolio seeks to maximize total return by investing in a diversified portfolio of high yield debt securities.

Portfolio shares: The Portfolio is authorized to issue an unlimited number of shares without par value and is only available through certain wrap fee programs and certain other managed accounts, including those sponsored or managed by Bank of America and its affiliates.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Security valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

Security transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition: Interest income is earned from the settlement date and is recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on the ex-dividend date.

Dividends and distributions to shareholders: Distributions from net investment income are declared and paid monthly. The Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless they were offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which, may differ from GAAP.

Federal income tax status: The Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims against the Portfolio. Also, under the Trust's organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Portfolio expects the risk of loss due to these warranties and indemnities to be minimal.

8

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Note 3.  Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2005 was as follows:

Ordinary Income*	Long-Term Capital Gains
$676,276	$149,947

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Note 4.  Fees and Compensation Paid to Affiliates

Investment advisory fee: Columbia Management Advisors, LLC ("Columbia") is the investment advisor to the Portfolio. Prior to September 30, 2005, Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A., which in turn is a wholly-owned banking subsidiary of Bank of America Corporation ("BOA"), was the investment advisor to the Portfolio, under the same fee structure. On September 30, 2005, Columbia Management Advisors, Inc., a wholly-owned subsidiary of BOA, merged into BACAP. At that time, the combined investment advisor was then renamed Columbia Management Advisors, LLC.

Columbia does not receive any fee for its investment advisory services. In addition, Columbia has agreed to bear all fees and expenses of the Portfolio (exclusive of Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees, brokerage fees and commissions, taxes, interest expenses of borrowing money and extraordinary expenses, if any).

The Portfolio does not incur any fees or expenses except any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees, brokerage fees and commissions, taxes, interest expenses of borrowing money and extraordinary expenses. Participants in the wrap fee programs eligible to invest in the Portfolio are required to pay fees to the program sponsor pursuant to separate agreements and should review the wrap program disclosure document for fees and expenses charged.

Administration fee: Columbia provides administrative and other services to the Portfolio. State Street Bank and Trust Company ("State Street") serves as the sub-administrator to the Portfolio. Prior to August 22, 2005, BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of BOA, served as the administrator to the Portfolio under the same fee structure and Bank of New York ("BNY") served as the sub-administrator to the Portfolio. On August 22, 2005, BACAP Distributors merged into Columbia Funds Distributor, Inc., an affiliate of BACAP and a wholly-owned subsidiary of BOA. Columbia Funds Distributor, Inc, was then renamed Columbia Management Distributors, Inc.

Under the administration agreement, Columbia does not receive any compensation for its services.

Transfer agent fee: Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, provides shareholder services to the Portfolio. The Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Prior to August 22, 2005, PFPC Inc. served as the transfer agent for the Portfolio's shares. The Transfer Agent does not receive any compensation for its services.

Underwriting discounts, service and distribution fees: Columbia Management Distributors, Inc. (the "Distributor") serves as distributor of the Portfolio's shares. Prior to August 22, 2005, BACAP Distributors, LLC, a wholly-owned subsidiary of BOA, served as the distributor of the Portfolio's shares, under the same fee structure.

The Distributor does not receive a fee for its services as distributor.

Fees paid to officers and trustees:  With the exception of one officer, all officers of the Portfolio are employees of Columbia or its affiliates and receive no compensation from the Portfolio. The Board of Trustees appointed a Chief Compliance Officer to the Portfolio in accordance with federal securities regulations. The Portfolio does not pay any fees associated with the Chief Compliance Officer position.

9

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Note 5.  Portfolio Information

For the six months ended September 30, 2005, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $2,253,919 and $8,296,853, respectively.

Note 6.  Line of Credit

The Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan.

Prior to August 22, 2005, the Trust participated with other affiliated funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement were taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings was payable at a specified Federal Funds Rate plus 0.50% on an annualized basis. Each participating fund maintained a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

For the six months ended September 30, 2005, the Portfolio did not borrow under these arrangements.

Note 7.  Disclosure of Significant Risks and Contingencies

High-yield securities: The Portfolio principally invests in high yield securities (sometimes called "junk" bonds), which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay a premium - a high interest rate or yield - because of the increased risk of loss. These securities can also be subject to greater price volatility.

Legal Proceedings: On February 9, 2005, BACAP (which has since been renamed Columbia Management Advisors, LLC) ("Columbia") and BACAP Distributors (which has since merged into Columbia Management Distributors, Inc. (formerly Columbia Funds Distributor, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, Columbia and its affiliate, Banc of America Securities, LLC ("BAS") have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, the Columbia Group to reduce Columbia Funds, and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. The Columbia Group is currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and Independent Trustees and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under

10

Notes to financial statements (continued)  September 30, 2005 (unaudited)

development. As such, any gain to the Columbia Funds or their shareholders can not be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly Nations Funds Trust) (the "Trust"), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including Columbia and the Distributor (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints.

One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names the Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Trust against BAC and others that asserts claims under federal securities laws and state common law. The Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against the Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Trust has filed a motion to dismiss that is pending. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Note 8.  Subsequent Event

On November 17, 2005, the Board of Trustees voted to liquidate the Portfolio.

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12

IMPORTANT INFORMATION ABOUT THIS REPORT

  Columbia Funds

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800-345-6611

Distributor

Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street
Boston MA 02110

The portfolio mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia High Income Portfolio. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the portfolio and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the portfolio use to determine how to vote proxies and a copy of the portfolio's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website.

The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A. merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

13

COLUMBIA FUNDS

Growth Funds	Columbia Acorn Fund

Columbia Acorn Select

Columbia Acorn USA

Columbia Growth Stock Fund

Columbia Large Cap Growth Fund

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Marsico Mid Cap Growth Fund

Columbia Mid Cap Growth Fund

Columbia Small Cap Growth Fund I

Columbia Small Cap Growth Fund II

Columbia Small Company Equity Fund

Columbia Tax-Managed Growth Fund

Core Funds	Columbia Common Stock Fund

Columbia Large Cap Core Fund

Columbia Small Cap Core Fund

Columbia Young Investor Fund

Value Funds	Columbia Disciplined Value Fund

Columbia Dividend Income Fund

Columbia Large Cap Value Fund

Columbia Mid Cap Value Fund

Columbia Small Cap Value Fund I

Columbia Small Cap Value Fund II

Columbia Strategic Investor

Asset Allocation/	Columbia Asset Allocation Fund

Hybrid Funds	Columbia Asset Allocation Fund II

Columbia Balanced Fund

Columbia Liberty Fund

Columbia LifeGoalTM Balanced Growth Portfolio

Columbia LifeGoalTM Growth Portfolio

Columbia LifeGoalTM Income Portfolio

Columbia LifeGoalTM Income and Growth Portfolio

Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Index Fund

Columbia Mid Cap Index Fund

Columbia Small Cap Index Fund

Specialty Funds	Columbia Convertible Securities Fund

Columbia Real Estate Equity Fund

Columbia Technology Fund

Columbia Utilities Fund

Global/	Columbia Acorn International

International Funds	Columbia Acorn International Select

Columbia Global Value Fund

Columbia Greater China Fund

Columbia International Stock Fund

Columbia International Value Fund

Columbia Marsico International Opportunities Fund

Columbia Multi-Advisor International Equity Fund

Columbia World Equity Fund

Taxable Bond Funds	Columbia Conservative High Yield Fund

Columbia Core Bond Fund

Columbia Federal Securities Fund

Columbia High Income Fund

Columbia High Yield Opportunity Fund

Columbia Income Fund

Columbia Intermediate Bond Fund

Columbia Intermediate Core Bond Fund

Columbia Short Term Bond Fund

Columbia Strategic Income Fund

Columbia Total Return Bond

Columbia U.S. Treasury Index Fund

Tax-Exempt Bond	Columbia California Tax-Exempt Fund

Funds	Columbia CA Intermediate Municipal Bond Fund

Columbia Connecticut Tax-Exempt Fund

Columbia CT Intermediate Municipal Bond Fund

Columbia FL Intermediate Municipal Bond Fund

Columbia GA Intermediate Municipal Bond Fund

Columbia High Yield Municipal Fund

Columbia Intermediate Municipal Bond Fund

Columbia MA Intermediate Municipal Bond Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia MD Intermediate Municipal Bond Fund

Columbia Municipal Income Fund

Columbia NC Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia NJ Intermediate Municipal Bond Fund

Columbia NY Intermediate Municipal Bond Fund

Columbia OR Intermediate Municipal Bond Fund

Columbia RI Intermediate Municipal Bond Fund

Columbia SC Intermediate Municipal Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Tax-Exempt Fund

Columbia Tax-Exempt Insured Fund

Columbia TX Intermediate Municipal Bond Fund

Columbia VA Intermediate Municipal Bond Fund

Money Market	Columbia Cash Reserves

Funds	Columbia CA Tax-Exempt Reserves

Columbia Government Reserves

Columbia Government Plus Reserves

Columbia MA Municipal Reserves

Columbia Money Market Reserves

Columbia Municipal Reserves

Columbia NY Tax-Exempt Reserves

Columbia Prime Reserves

Columbia Tax-Exempt Reserves

Columbia Treasury Reserves

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A., merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

SHC-44/92752-0905 (11/05) 05/8697

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.  During, and subsequent to, the registrant’s second fiscal quarter of the period covered by this report, the registrant entered into arrangements with new service providers that perform certain administrative, fund accounting, custody, transfer agency and recordkeeping services that relate to financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 28, 2005

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	November 28, 2005